UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05972

Name of Registrant:	Vanguard International Equity Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2022—April 30, 2023

Item 1: Reports to Shareholders

Semiannual Report   |   April 30, 2023
Vanguard International Stock Index Funds
Vanguard European Stock Index Fund
Vanguard Pacific Stock Index Fund

Contents
About Your Fund’s Expenses	1
European Stock Index Fund	3
Pacific Stock Index Fund	39
Trustees Approve Advisory Arrangements	83
Liquidity Risk Management	85

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2023
	Beginning Account Value 10/31/2022	Ending Account Value 4/30/2023	Expenses Paid During Period
Based on Actual Fund Return
European Stock Index Fund
Investor Shares	$1,000.00	$1,282.80	$1.36
FTSE Europe ETF Shares	1,000.00	1,283.30	0.51
Admiral™ Shares	1,000.00	1,283.20	0.62
Institutional Shares	1,000.00	1,283.50	0.51
Institutional Plus Shares	1,000.00	1,283.50	0.45
Pacific Stock Index Fund
Investor Shares	$1,000.00	$1,177.30	$1.24
FTSE Pacific ETF Shares	1,000.00	1,178.60	0.43
Admiral Shares	1,000.00	1,178.60	0.54
Institutional Shares	1,000.00	1,178.40	0.43
Based on Hypothetical 5% Yearly Return
European Stock Index Fund
Investor Shares	$1,000.00	$1,023.60	$1.20
FTSE Europe ETF Shares	1,000.00	1,024.35	0.45
Admiral Shares	1,000.00	1,024.25	0.55
Institutional Shares	1,000.00	1,024.35	0.45
Institutional Plus Shares	1,000.00	1,024.40	0.40
Pacific Stock Index Fund
Investor Shares	$1,000.00	$1,023.65	$1.15
FTSE Pacific ETF Shares	1,000.00	1,024.40	0.40
Admiral Shares	1,000.00	1,024.30	0.50
Institutional Shares	1,000.00	1,024.40	0.40
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the European Stock Index Fund, 0.24% for Investor Shares, 0.09% for FTSE Europe ETF Shares, 0.11% for Admiral Shares, 0.09% for Institutional Shares, and 0.08% for Institutional Plus Shares; and for the Pacific Stock Index Fund, 0.23% for Investor Shares, 0.08% for FTSE Pacific ETF Shares, 0.10% for Admiral Shares, and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

European Stock Index Fund
Fund Allocation
As of April 30, 2023
United Kingdom	24.6%
France	17.4
Switzerland	14.4
Germany	12.7
Netherlands	6.4
Sweden	5.4
Denmark	4.5
Italy	4.1
Spain	3.8
Finland	1.9
Belgium	1.7
Norway	1.3
Other	1.8
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
3

European Stock Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.8%)
Austria (0.5%)
	Erste Group Bank AG	696,983	25,342
	OMV AG	301,689	14,277
	Verbund AG	140,830	12,542
	ANDRITZ AG	147,687	9,592
	voestalpine AG	244,195	8,467
[1]	BAWAG Group AG	170,018	8,292
	Wienerberger AG	225,606	6,796
*	Raiffeisen Bank International AG	277,621	4,265
	Mayr Melnhof Karton AG	18,459	2,947
[2]	Oesterreichische Post AG	70,996	2,735
*	CA Immobilien Anlagen AG	89,090	2,585
	Vienna Insurance Group AG Wiener Versicherung Gruppe	80,886	2,380
*	Telekom Austria AG Class A	293,773	2,293
	UNIQA Insurance Group AG	232,496	2,086
*	Lenzing AG	28,385	1,858
	EVN AG	76,660	1,847
*	DO & CO AG	14,139	1,656
	AT&S Austria Technologie & Systemtechnik AG	53,196	1,627
	Schoeller-Bleckmann Oilfield Equipment AG	22,712	1,426
*	IMMOFINANZ AG	68,031	1,111
	Strabag SE	25,368	1,106
	Palfinger AG	27,779	913
*	Flughafen Wien AG	10,854	481
	Agrana Beteiligungs AG	23,831	448
	Porr AG	24,563	376
	S IMMO AG (XWBO)	9,459	133
*,3	S IMMO AG Rights Exp. 8/11/23	98,039	—
			117,581
Belgium (1.7%)
	Anheuser-Busch InBev SA	1,841,711	119,747
*	Argenx SE	117,551	45,345
		Shares	Market Value• ($000)
	KBC Group NV	586,097	41,899
[2]	UCB SA	257,131	23,902
	Groupe Bruxelles Lambert NV	211,940	19,022
	Solvay SA	148,557	17,830
	Ageas SA	390,102	17,381
[2]	Umicore SA	436,284	14,321
	Elia Group SA	79,831	10,946
	Warehouses De Pauw CVA	332,853	9,953
	D'ieteren Group	48,725	9,174
	Ackermans & van Haaren NV	47,374	8,333
	Sofina SA	32,570	7,478
	Aedifica SA	85,202	7,117
*	Cofinimmo SA	70,132	6,700
	Lotus Bakeries NV Class B	846	5,842
	Euronav NV	263,432	4,513
	Barco NV	147,646	4,312
	Melexis NV	42,796	4,080
	KBC Ancora	74,941	3,607
	Bekaert SA	74,552	3,471
	Etablissements Franz Colruyt NV	106,996	2,972
[2]	Shurgard Self Storage Ltd. (XBRU)	54,693	2,828
	Montea NV	31,199	2,733
	Proximus SADP	300,350	2,560
	Fagron	127,130	2,363
	Gimv NV	42,825	2,234
	VGP NV Class B	21,293	2,229
	Telenet Group Holding NV	96,007	2,227
*	Deme Group NV	14,918	1,974
	Xior Student Housing NV	58,458	1,857
	Retail Estates NV	23,618	1,750
*	Tessenderlo Group SA	48,107	1,594
*	Kinepolis Group NV	28,371	1,436
*	Ontex Group NV	132,254	1,134
	bpost SA	210,292	1,035
	Econocom Group SA NV	245,112	842
*	AGFA-Gevaert NV	271,940	763
	Van de Velde NV	11,661	455
4

European Stock Index Fund
		Shares	Market Value• ($000)
	Wereldhave Belgium Comm VA	5,568	302
			418,261
Denmark (4.4%)
	Novo Nordisk A/S Class B	3,332,291	554,342
	DSV A/S	379,261	71,378
*	Vestas Wind Systems A/S	2,143,755	59,319
*	Genmab A/S	139,744	57,430
	Coloplast A/S Class B	282,933	40,765
[1]	Orsted A/S	402,082	36,087
	Carlsberg A/S Class B	194,355	32,165
*	Danske Bank A/S	1,399,406	29,576
	Novozymes A/S Class B	422,625	22,003
	AP Moller - Maersk A/S Class B	10,228	18,488
	Tryg A/S	738,796	17,460
	Chr Hansen Holding A/S	218,962	17,042
	Pandora A/S	183,414	16,977
	AP Moller - Maersk A/S Class A	5,982	10,691
	Royal Unibrew A/S	105,085	9,393
	SimCorp A/S	84,116	9,118
*	Demant A/S	208,101	8,918
	Ringkjoebing Landbobank A/S	58,320	8,203
	ISS A/S	392,083	8,197
*	Jyske Bank A/S (Registered)	108,581	7,939
*	GN Store Nord A/S	268,720	7,174
*	Ambu A/S Class B	364,892	5,802
	Sydbank A/S	122,043	5,445
*	NKT A/S	92,333	4,852
	Topdanmark A/S	91,392	4,824
	FLSmidth & Co. A/S	120,344	4,755
*	Bavarian Nordic A/S	149,284	4,105
*	Zealand Pharma A/S	108,824	3,680
*	ALK-Abello A/S	278,114	3,521
	Alm Brand A/S	1,811,875	3,352
	ROCKWOOL A/S Class B	13,462	3,260
	D/S Norden A/S	48,118	3,024
	Spar Nord Bank AS Class B	171,931	2,796
*,1	Netcompany Group A/S	69,627	2,695
	H Lundbeck A/S	506,945	2,684
	Dfds A/S	63,966	2,577
[1]	Scandinavian Tobacco Group A/S	120,226	2,348
	Schouw & Co. A/S	26,279	2,237
	Torm plc Class A	61,046	1,911
*	Chemometec A/S	32,788	1,897
*	NTG Nordic Transport Group A/S Class A	31,328	1,667
	H Lundbeck A/S Class A	124,066	625
			1,110,722
Finland (1.9%)
	Nordea Bank Abp	5,654,691	62,819
	Nokia OYJ	12,021,042	50,863
	Sampo OYJ Class A	994,602	50,441
	Neste OYJ	887,663	43,020
		Shares	Market Value• ($000)
	Kone OYJ Class B	697,545	39,795
	UPM-Kymmene OYJ	1,134,510	36,180
	Elisa OYJ	318,380	19,772
	Nordea Bank Abp (XHEL)	1,718,063	19,047
	Stora Enso OYJ Class R	1,221,745	15,500
	Metso Outotec OYJ	1,291,374	14,258
	Fortum OYJ	928,338	13,866
	Valmet OYJ	355,753	12,036
	Kesko OYJ Class B	574,972	11,987
	Wartsila OYJ Abp	1,033,448	11,985
	Orion OYJ Class B	221,841	10,421
	Huhtamaki OYJ	197,633	7,124
	Konecranes OYJ Class A	154,687	6,059
	Cargotec OYJ Class B	102,746	5,678
	Kojamo OYJ	416,977	5,177
	TietoEVRY OYJ (XHEL)	147,596	4,716
	Outokumpu OYJ	691,061	3,767
*	QT Group OYJ	41,266	3,559
	Kemira OYJ	189,707	3,328
	Uponor OYJ	114,416	3,053
	Nokian Renkaat OYJ	285,907	2,785
	Metsa Board OYJ Class A	368,089	2,654
	Revenio Group OYJ Class B	49,336	1,855
[1]	Terveystalo OYJ	163,897	1,433
	Tokmanni Group Corp.	103,221	1,414
	Sanoma OYJ	156,379	1,356
	TietoEVRY OYJ	38,768	1,238
	Citycon OYJ	150,098	1,134
	YIT OYJ	346,487	897
*	Finnair OYJ	1,287,895	754
	F-Secure OYJ	228,927	738
	Raisio OYJ Class V	239,697	602
	Oriola OYJ Class B	260,147	416
*,3	Ahlstrom-Munksjo Oyj Rights	19,422	382
			472,109
France (17.2%)
	LVMH Moet Hennessy Louis Vuitton SE	525,470	505,440
	TotalEnergies SE	4,846,238	309,674
	Sanofi	2,320,384	250,064
	Schneider Electric SE	1,132,652	197,525
	Airbus SE	1,188,226	166,393
	L'Oreal SA Loyalty Shares	333,079	159,184
	BNP Paribas SA	2,350,551	151,877
	Hermes International	65,958	143,200
	Vinci SA	1,058,021	130,868
	Air Liquide SA Loyalty Shares	725,242	130,464
	AXA SA	3,983,958	130,037
	EssilorLuxottica SA	634,714	125,661
	Safran SA	742,118	115,414
	Pernod Ricard SA	436,242	100,750
	Kering SA	153,090	98,034
	Danone SA	1,298,680	85,951
	L'Oreal SA (XPAR)	177,504	84,832
	Capgemini SE	341,647	62,302

5

European Stock Index Fund
		Shares	Market Value• ($000)
	Air Liquide SA (XPAR)	333,880	60,062
	Dassault Systemes SE	1,423,690	57,796
	STMicroelectronics NV	1,348,826	57,699
	Cie de Saint-Gobain	978,341	56,641
	Legrand SA	570,568	54,007
	Orange SA	4,086,886	53,195
	Cie Generale des Etablissements Michelin SCA	1,494,852	47,607
	Veolia Environnement SA	1,356,101	42,941
	Publicis Groupe SA	482,342	39,435
	Societe Generale SA	1,562,811	37,958
	Engie SA Loyalty Shares	2,216,318	35,471
	Edenred	529,358	34,394
	Thales SA	214,268	32,698
	Credit Agricole SA	2,575,037	31,476
	Carrefour SA	1,257,082	26,148
	Teleperformance	123,682	24,719
*,1	Worldline SA	519,665	22,607
	Engie SA (XPAR)	1,197,687	19,168
	Eiffage SA	156,660	18,646
[2]	Eurofins Scientific SE	260,150	18,171
	Bureau Veritas SA	606,391	17,485
	Vivendi SE	1,484,908	16,311
	Alstom SA	645,489	16,224
	Bouygues SA	442,431	16,201
*	Renault SA	408,379	15,168
[2]	Bollore SE	2,099,465	14,183
	Getlink SE	748,729	13,993
*	Accor SA	390,518	13,854
[1]	Euronext NV	172,462	13,716
	Sartorius Stedim Biotech	50,977	13,657
	Arkema SA	136,941	13,549
	Gecina SA	109,743	12,217
	Rexel SA	509,588	11,804
*,2	Unibail-Rodamco-Westfield	219,966	11,796
	Electricite de France SA Class A	874,704	11,503
*	Sodexo SA ACT Loyalty Shares	103,308	11,071
*	Aeroports de Paris	68,712	10,919
	Alten SA	61,378	10,435
	Klepierre SA	397,529	10,069
	Valeo	513,359	10,024
	Dassault Aviation SA	49,692	9,711
	BioMerieux	90,657	9,492
	Remy Cointreau SA	52,627	9,106
	Ipsen SA	72,995	8,852
	SPIE SA	269,945	8,426
	Technip Energies NV Class B	372,563	8,266
	SCOR SE	319,386	8,261
[1]	Amundi SA	122,022	7,994
[1]	La Francaise des Jeux SAEM	186,202	7,959
*	SOITEC	52,804	7,799
	Elis SA GDR	391,610	7,779
	Gaztransport Et Technigaz SA Class B	70,286	7,516
	L'Oreal SA Loyalty Line 2024	14,264	6,817
		Shares	Market Value• ($000)
	Sodexo SA (XPAR)	63,217	6,775
	Sopra Steria Group SACA	30,448	6,591
	Wendel SE	56,908	6,384
	Nexans SA	71,716	6,171
	Covivio SA	107,191	6,095
[1]	Verallia SA	147,783	5,999
*	Ubisoft Entertainment SA	203,724	5,966
	Rubis SCA	198,635	5,870
*	Faurecia SE (XPAR)	280,897	5,832
	Air Liquide SA	29,404	5,289
	SES SA Class A	803,875	4,986
*	SEB SA Loyalty Shares	39,824	4,566
	IPSOS	82,524	4,474
*	Air France-KLM	2,438,999	4,225
[1,2]	Neoen SA	131,852	3,959
*	Vallourec SA	346,131	3,954
	Eurazeo Prime De Fidelite	52,757	3,767
	Coface SA	226,702	3,470
[1]	ALD SA	286,839	3,456
*	JCDecaux SE	153,773	3,404
	Imerys SA	82,507	3,392
	ICADE	68,786	3,231
	Societe BIC SA	51,773	3,195
	Virbac SA	9,259	3,163
	Rothschild & Co.	59,886	3,092
	Interparfums SA	37,421	2,972
*	Atos SE	204,543	2,836
	Eurazeo SE (XPAR)	38,634	2,759
*	SES-imagotag SA	16,602	2,655
	SEB SA (XPAR)	21,997	2,522
	Nexity SA	90,641	2,378
	Trigano SA	17,330	2,258
	Metropole Television SA	136,943	2,211
*	Cie Plastic Omnium SA	117,190	2,075
*	Sodexo Inc.	19,189	2,056
	Carmila SA	119,680	2,026
	Engie SA	126,028	2,017
[2]	Eutelsat Communications SA	296,260	1,969
	Eramet SA	19,994	1,948
	Mercialys SA	193,326	1,944
	Television Francaise 1	219,776	1,771
	ARGAN SA	20,970	1,636
*	ID Logistics Group	5,277	1,551
	Quadient SA	74,030	1,472
	Cie de L'Odet SE	804	1,415
	Fnac Darty SA	37,491	1,414
	PEUGEOT Investment	10,853	1,331
[2]	Mersen SA	30,360	1,225
	Derichebourg SA	197,251	1,220
	Beneteau SA	75,743	1,219
*	Voltalia SA (Registered)	79,954	1,216
*	Euroapi SA	100,826	1,211
[2]	Korian SA	136,552	1,185
*	Faurecia SE	55,022	1,138
*	CGG SA	1,497,106	1,120
	Altarea SCA	7,951	1,041
*	Valneva SE	204,587	994

6

European Stock Index Fund
		Shares	Market Value• ($000)
*,1	X-Fab Silicon Foundries SE	114,906	979
	Vicat SA	31,825	928
[1]	Maisons du Monde SA	87,231	920
	Antin Infrastructure Partners SA	54,118	913
	Eurazeo SE Prime Fidelite 2024	12,115	865
*,1	Elior Group SA	236,074	821
*,1	SMCP SA	92,127	816
	Vetoquinol SA	8,138	798
	Lagardere SA	32,498	784
*,2	Casino Guichard Perrachon SA	83,707	712
	Equasens	8,146	644
	Manitou BF SA	25,620	633
*	GL Events	25,678	617
	Vilmorin & Cie SA	12,846	609
*	Lisi SA	21,296	604
	Jacquet Metals SACA	26,881	525
*,2	OVH Groupe SAS	46,774	493
	Etablissements Maurel et Prom SA	115,518	441
	Bonduelle SCA	26,435	334
*	Believe SA Class B	26,186	312
*,2	Orpea SA	97,033	287
	SEB Prime De Fidelite 2024	2,385	273
	LISI	9,389	266
	Boiron SA	5,440	239
*,1,2	Aramis Group SAS	36,824	164
	Lisi SA Prime De Fidelite	3,373	96
*,2	Mersen SA Rights Exp. 5/2/23	30,360	49
			4,279,879
Germany (12.6%)
	SAP SE	2,363,487	319,818
	Siemens AG (Registered)	1,588,966	261,913
	Allianz SE (Registered)	856,459	215,063
	Deutsche Telekom AG (Registered)	7,208,853	173,818
	Mercedes-Benz Group AG	1,834,544	143,069
	Bayer AG (Registered)	2,095,839	138,318
*	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	298,587	112,217
	Infineon Technologies AG	2,776,586	101,114
	BASF SE	1,951,287	100,929
	Deutsche Post AG (Registered)	2,062,693	99,215
	Bayerische Motoren Werke AG (XETR)	674,921	75,648
	Deutsche Boerse AG	391,832	74,726
	adidas AG Class B	357,718	62,996
*	RWE AG	1,343,461	62,990
	E.ON SE	4,719,503	62,428
	Volkswagen AG Preference Shares	422,812	57,735
		Shares	Market Value• ($000)
*	Merck KGaA	275,801	49,470
	Deutsche Bank AG (Registered)	4,312,271	47,403
[1]	Siemens Healthineers AG	589,487	36,740
	Symrise AG Class A	277,185	33,490
[2]	Vonovia SE	1,507,149	32,688
	MTU Aero Engines AG	113,743	29,865
	Beiersdorf AG	212,148	29,622
*	Daimler Truck Holding AG	894,705	29,564
	Henkel AG & Co. KGaA Preference Shares	364,559	29,474
	Hannover Rueck SE Class A	127,741	27,293
	Rheinmetall AG	92,189	27,002
	Brenntag SE	328,989	26,814
	Fresenius SE & Co. KGaA	868,638	25,168
*	Siemens Energy AG	1,005,381	24,676
*	Commerzbank AG	2,214,354	24,608
	HeidelbergCement AG	308,131	23,338
*	QIAGEN NV	470,787	21,054
[2]	Fresenius Medical Care AG & Co. KGaA	433,025	21,012
	Sartorius AG Preference Shares	52,509	20,410
*,1	Zalando SE	469,611	19,315
*,1,2	Covestro AG	376,663	16,524
	GEA Group AG	347,779	16,357
	Continental AG	229,688	16,117
*,1	Delivery Hero SE	397,168	15,875
	Henkel AG & Co. KGaA (XTER)	211,310	15,627
*	Deutsche Lufthansa AG (Registered)	1,273,372	13,689
	Bayerische Motoren Werke AG Preference Shares	125,909	13,383
	Puma SE	211,477	12,392
[2]	Volkswagen AG	66,556	11,174
	Carl Zeiss Meditec AG (Bearer)	77,701	10,451
[1]	Scout24 SE	161,776	10,083
	Knorr-Bremse AG	140,911	9,877
	LEG Immobilien SE (XETR)	158,188	9,846
*	HelloFresh SE	344,994	9,264
	HUGO BOSS AG	120,893	9,114
	Nemetschek SE	115,206	9,005
	Evonik Industries AG	407,627	8,897
*	CTS Eventim AG & Co. KGaA	125,374	8,260
	K&S AG (Registered)	409,044	8,159
	Bechtle AG	174,601	8,121
	Gerresheimer AG	73,662	8,027
*	thyssenkrupp AG	1,049,235	7,551
	LANXESS AG Class B	184,292	7,509
	Rational AG	10,157	7,356
	Freenet AG	254,964	7,269
	Aurubis AG	75,605	7,093
	Telefonica Deutschland Holding AG	1,910,880	6,457

7

European Stock Index Fund
		Shares	Market Value• ($000)
	AIXTRON SE	225,935	6,397
	KION Group AG	152,768	6,336
*	Evotec SE	335,339	6,159
	FUCHS PETROLUB SE Preference Shares	148,893	5,882
	Talanx AG	113,594	5,713
*,1	TeamViewer SE	296,285	5,468
	Wacker Chemie AG	31,802	4,918
	Sixt SE (XETR)	34,451	4,274
	Hensoldt AG	110,909	4,160
*	Aareal Bank AG	122,087	4,157
	Hella GmbH & Co. KGaA	48,785	4,126
*	Fraport AG Frankfurt Airport Services Worldwide	76,246	4,106
	Encavis AG	233,394	4,036
	Krones AG	30,712	4,035
	RTL Group SA	82,556	3,870
[1]	Befesa SA	85,830	3,864
	HOCHTIEF AG	45,286	3,791
	Duerr AG	104,724	3,634
	Software AG	105,436	3,602
	Jenoptik AG	108,505	3,464
	Stabilus SE	51,924	3,393
	Suedzucker AG	166,033	3,354
	Salzgitter AG	82,306	3,263
*,2	Nordex SE Class B	269,742	3,249
[2]	ProSiebenSat.1 Media SE	358,439	3,219
[2]	Siltronic AG	44,284	3,192
	United Internet AG (Registered)	184,471	3,167
	Stroeer SE & Co. KGaA	53,510	2,934
	CompuGroup Medical SE & Co. KGaA	51,251	2,818
	TAG Immobilien AG	318,037	2,723
	Fielmann AG	52,553	2,722
*	Vitesco Technologies Group AG Class A	38,094	2,609
	Bilfinger SE	59,765	2,586
	CANCOM SE	70,084	2,524
[1]	DWS Group GmbH & Co. KGaA	74,840	2,488
	Traton SE	107,518	2,487
[1,2]	Deutsche Pfandbriefbank AG	265,456	2,448
*	METRO AG	280,212	2,383
	Deutsche Wohnen SE	104,974	2,377
	FUCHS PETROLUB SE	70,483	2,289
	Sixt SE Preference Shares	26,023	2,073
[2]	GRENKE AG	56,791	2,037
*	SMA Solar Technology AG	18,647	2,017
[2]	Aroundtown SA	1,477,850	2,013
	Kontron AG	101,837	1,971
*	flatexDEGIRO AG	180,667	1,947
	Dermapharm Holding SE	36,415	1,828
*,2	Nagarro SE	16,726	1,801
[2]	Synlab AG	166,464	1,758
		Shares	Market Value• ($000)
[2]	Kloeckner & Co. SE Preference Shares	157,165	1,745
	Grand City Properties SA	203,107	1,696
	Deutz AG	254,315	1,690
	Norma Group SE	69,783	1,660
	Atoss Software AG	8,056	1,616
	Eckert & Ziegler Strahlen- und Medizintechnik AG Class B	30,738	1,590
*	SUSE SA	83,690	1,582
	VERBIO Vereinigte BioEnergie AG	41,946	1,562
*,1,2	Auto1 Group SE	197,171	1,556
*,1,2	Shop Apotheke Europe NV	15,572	1,555
	Hornbach Holding AG & Co. KGaA	18,137	1,541
*,2	MorphoSys AG	71,654	1,505
	PNE AG	90,565	1,480
	Sartorius AG	4,757	1,477
	KWS Saat SE & Co. KGaA	22,530	1,461
	GFT Technologies SE	36,299	1,434
*	Hypoport SE	8,448	1,355
	BayWa AG	30,094	1,289
	Indus Holding AG	42,019	1,245
	Wacker Neuson SE	49,933	1,218
*,2	CECONOMY AG	390,872	1,193
	Draegerwerk AG & Co. KGaA Preference Shares	21,102	1,187
	1&1 AG	96,858	1,130
	Takkt AG	70,508	1,129
	Adesso SE	7,302	1,095
	New Work SE	5,928	1,081
	STRATEC SE	15,045	1,035
	Energiekontor AG	12,378	992
[2]	Deutsche Beteiligungs AG	30,425	962
	PATRIZIA SE	88,965	956
*,2	SGL Carbon SE	102,731	948
	Vossloh AG	18,514	849
*	ADVA Optical Networking SE	37,575	829
[2]	DIC Asset AG	106,384	810
[2]	Varta AG	30,386	788
	Hamburger Hafen und Logistik AG Class B	53,670	741
	Wuestenrot & Wuerttembergische AG	38,578	702
	ElringKlinger AG	55,903	628
[2]	Secunet Security Networks AG	2,652	586
[2]	Deutsche EuroShop AG	24,110	545
	Bertrandt AG	9,612	535
[2]	Basler AG	24,731	533
[1]	Instone Real Estate Group SE	63,505	508
	CropEnergies AG	43,635	505
*,2	About You Holding SE	63,274	390
*,2	Aareal Bank AG (XETR)	5,344	193

8

European Stock Index Fund
		Shares	Market Value• ($000)
	Draegerwerk AG & Co. KGaA (XETR)	3,790	175
			3,141,424
Ireland (0.4%)
	Kerry Group plc Class A	327,987	34,545
	Bank of Ireland Group plc	2,282,555	23,608
	Kingspan Group plc	321,740	22,297
	AIB Group plc	2,456,497	10,564
	Glanbia plc (XDUB)	386,610	5,863
*	Dalata Hotel Group plc	464,933	2,337
*,2,3	Irish Bank Resolution Corp.	2,503,596	—
			99,214
Italy (4.0%)
	Enel SpA	16,562,024	113,154
	Intesa Sanpaolo SpA	34,549,092	90,843
	UniCredit SpA	3,998,399	79,230
	Ferrari NV	256,536	71,483
	Eni SpA	4,718,352	71,282
	Assicurazioni Generali SpA Class A	2,889,146	60,176
	Stellantis NV	2,741,592	45,474
	Moncler SpA	433,252	32,139
	CNH Industrial NV	2,105,051	29,622
	Stellantis NV (XNYS)	1,684,979	27,918
	Snam SpA	4,740,550	26,346
	Terna - Rete Elettrica Nazionale	2,995,689	25,930
	Prysmian SpA	561,323	22,973
	FinecoBank Banca Fineco SpA	1,298,028	19,675
	Mediobanca Banca di Credito Finanziario SpA	1,351,753	14,517
	Tenaris SA	995,899	14,247
[2]	Davide Campari-Milano NV	1,056,707	13,618
[2]	Banco BPM SpA	2,927,020	11,902
[1]	Infrastrutture Wireless Italiane SpA	749,308	10,400
	Leonardo SpA	851,104	10,143
[1]	Poste Italiane SpA	968,880	10,083
	Amplifon SpA	273,916	10,055
*,1	Nexi SpA	1,184,964	9,825
	Recordati Industria Chimica e Farmaceutica SpA	206,937	9,526
	Interpump Group SpA	169,585	9,465
*,2	Telecom Italia SpA (MTAA)	29,190,912	8,585
	Brunello Cucinelli SpA	71,374	6,834
	Italgas SpA	1,039,462	6,787
	BPER Banca	2,240,816	6,294
	A2A SpA	3,261,854	5,755
	Reply SpA	48,189	5,614
[1]	Pirelli & C SpA	1,045,050	5,474
	Hera SpA	1,676,939	5,221
	Unipol Gruppo SpA	917,562	5,159
	Azimut Holding SpA	229,015	5,115
	DiaSorin SpA	46,706	5,073
		Shares	Market Value• ($000)
	Banca Mediolanum SpA	514,764	4,654
	Buzzi Unicem SpA	184,683	4,592
	Brembo SpA	310,821	4,567
	Banca Generali SpA	117,063	3,886
	Banca Popolare di Sondrio SpA	833,243	3,785
*	Iveco Group NV	420,463	3,783
[1]	BFF Bank SpA	390,854	3,761
	ERG SpA	119,152	3,598
	De' Longhi SpA	148,534	3,451
*	Saipem SpA	2,228,612	3,409
*,2	Autogrill SpA	408,462	2,992
	Iren SpA	1,381,672	2,986
[1]	Technogym SpA	282,322	2,576
	Salvatore Ferragamo SpA	145,032	2,550
[1]	Enav SpA	531,900	2,500
	UnipolSai Assicurazioni SpA	923,342	2,484
[1]	Carel Industries SpA	93,588	2,455
	SOL SpA	78,949	2,281
	Tamburi Investment Partners SpA	219,901	2,100
*	Banca Monte dei Paschi di Siena SpA	881,726	2,033
[1]	Anima Holding SpA	466,007	1,936
	Sesa SpA	15,768	1,933
	Danieli & C Officine Meccaniche SpA	90,001	1,843
*	Telecom Italia SpA	6,361,009	1,837
*	Saras SpA	1,270,471	1,643
[2]	Webuild SpA (MTAA)	710,136	1,527
	Piaggio & C SpA	359,085	1,478
	El.En. SpA	112,244	1,450
[2]	Maire Tecnimont SpA	337,218	1,447
	ACEA SpA	92,552	1,357
	Sanlorenzo SpA Class B	29,573	1,327
	Credito Emiliano SpA	169,175	1,299
[1]	RAI Way SpA	197,780	1,267
	Zignago Vetro SpA	65,341	1,214
	MARR SpA	69,729	1,092
	Gruppo MutuiOnline SpA	34,157	1,065
	Salcef Group SpA	44,533	1,039
*,1	GVS SpA	145,272	992
[1]	doValue SpA	126,558	889
	Tinexta SpA	41,682	850
	Cementir Holding NV	96,642	811
	Italmobiliare SpA	28,623	808
	Banca IFIS SpA	46,834	787
*	Tod's SpA	16,948	716
*,2	Fincantieri SpA	998,849	608
	MFE-MediaForEurope NV Class A	1,286,343	608
	Arnoldo Mondadori Editore SpA	275,792	603
[2]	Danieli & C Officine Meccaniche SpA (MTAA)	23,105	601
*,2	Juventus Football Club SpA	1,863,360	594
	Immobiliare Grande Distribuzione SIIQ SpA	138,980	455

9

European Stock Index Fund
		Shares	Market Value• ($000)
	Biesse SpA	29,449	450
	MFE-MediaForEurope NV Class B	606,315	447
	Alerion Cleanpower SpA	12,215	394
	Datalogic SpA	35,409	294
	Rizzoli Corriere Della Sera Mediagroup SpA	191,366	165
*,2	Webuild SpA Rights Exp. 2/8/30	61,413	56
			1,006,262
Netherlands (6.3%)
	ASML Holding NV	858,488	544,808
	Prosus NV	1,576,556	117,979
*,1	Adyen NV	62,689	100,732
	ING Groep NV	7,721,853	95,769
	Wolters Kluwer NV	534,358	70,799
	Koninklijke Ahold Delhaize NV Class B	2,041,411	70,193
	Heineken NV	535,363	61,473
*,2	DSM-Firmenich AG	369,558	48,361
	Koninklijke Philips NV	1,885,955	39,816
	ASM International NV	97,714	35,475
	Universal Music Group NV	1,589,372	34,724
[2]	Akzo Nobel NV	371,167	30,791
	ArcelorMittal SA	1,016,223	28,870
	Koninklijke KPN NV	6,768,800	24,685
	Heineken Holding NV	253,710	24,351
	NN Group NV	599,589	22,359
	IMCD NV	121,202	18,246
*	EXOR NV	216,382	17,808
	Aegon NV	3,632,184	16,573
	BE Semiconductor Industries NV	165,834	14,927
[1,2]	ABN AMRO Bank NV GDR	840,321	13,468
	ASR Nederland NV	304,983	13,414
	Randstad NV	233,712	12,699
	Aalberts NV	204,691	9,454
[1]	Signify NV	266,261	8,892
*,1	Just Eat Takeaway.com NV	422,953	7,417
	Arcadis NV	151,835	6,272
	OCI NV	205,303	5,410
	Koninklijke Vopak NV Class B	138,439	5,289
	JDE Peet's NV	171,540	5,218
*	Allfunds Group plc	716,444	4,753
*,1,2	Basic-Fit NV	111,590	4,732
*	InPost SA	434,248	4,661
[2]	SBM Offshore NV	325,059	4,595
[2]	TKH Group NV	87,926	4,257
*	Galapagos NV	102,210	3,966
	Corbion NV	125,457	3,950
*,1	Alfen NV	45,852	3,710
	APERAM SA	95,178	3,529
*	Fugro NV	239,492	3,396
[1,2]	CTP NV	221,168	2,902
	Eurocommercial Properties NV	109,267	2,620
	AMG Advanced Metallurgical Group NV	66,836	2,495
		Shares	Market Value• ($000)
	PostNL NV	798,358	1,436
	Majorel Group Luxembourg SA Class B	43,695	1,415
	Flow Traders Ltd.	55,539	1,376
	Wereldhave NV	87,489	1,344
	Sligro Food Group NV	72,984	1,274
*	TomTom NV	141,286	1,211
	Koninklijke BAM Groep NV	516,432	1,132
	NSI NV	37,750	867
	Vastned Retail NV	35,638	812
	Brunel International NV	44,248	598
[1]	B&S Group Sarl	49,140	213
*,2	Ebusco Holding NV	18,170	179
			1,567,695
Norway (1.3%)
	Equinor ASA	1,967,454	56,645
	DNB Bank ASA	2,185,104	38,436
	Norsk Hydro ASA	2,847,461	20,955
	Mowi ASA	940,974	17,953
	Telenor ASA	1,348,426	16,826
	Aker BP ASA	650,932	15,561
	Yara International ASA	345,996	13,933
	Orkla ASA	1,619,277	11,639
	Bakkafrost P/F	108,455	7,907
	Storebrand ASA	990,551	7,643
	TOMRA Systems ASA	497,378	7,627
	Kongsberg Gruppen ASA	160,423	7,205
	Salmar ASA	148,598	6,602
	Gjensidige Forsikring ASA	360,841	6,286
	Subsea 7 SA	487,460	5,572
*	Adevinta ASA	579,041	4,460
	SpareBank 1 SR-Bank ASA	378,455	4,433
*,2	NEL ASA	3,142,889	4,319
	TGS ASA	255,506	4,007
*	Nordic Semiconductor ASA	334,271	3,619
	Borregaard ASA	215,021	3,598
	SpareBank 1 SMN	276,860	3,580
	Schibsted ASA Class B	211,611	3,426
*,1,2	AutoStore Holdings Ltd.	1,510,392	3,253
	Aker ASA Class A	50,950	3,114
	Leroy Seafood Group ASA	547,680	2,884
	Schibsted ASA Class A	161,789	2,873
	Veidekke ASA	235,092	2,706
*,2	Borr Drilling Ltd.	373,855	2,590
	Hafnia Ltd.	462,215	2,507
	Atea ASA	181,878	2,502
[1]	Europris ASA	338,456	2,424
	Var Energi ASA	902,582	2,369
*	Kahoot! ASA	804,636	2,101
	FLEX LNG Ltd.	60,065	2,083
	Aker Solutions ASA	562,624	2,008
*,1	Elkem ASA	564,989	1,912

10

European Stock Index Fund
		Shares	Market Value• ($000)
	Austevoll Seafood ASA	186,303	1,754
[1]	Scatec ASA	255,851	1,673
	Wallenius Wilhelmsen ASA	218,973	1,639
	Stolt-Nielsen Ltd.	47,311	1,364
*,1	Crayon Group Holding ASA	174,001	1,345
	MPC Container Ships ASA	816,766	1,340
[1]	BW LPG Ltd.	162,730	1,315
	DNO ASA	1,151,120	1,152
[1]	Entra ASA	113,242	1,151
	Grieg Seafood ASA	119,956	1,006
	Bonheur ASA	41,354	924
	Hoegh Autoliners ASA	133,152	865
*	Aker Carbon Capture ASA	715,785	734
	Sparebank 1 Oestlandet	62,157	731
	Wilh Wilhelmsen Holding ASA Class A	25,738	674
*	Hexagon Composites ASA Class B	219,903	667
	BW Offshore Ltd.	185,747	496
	Arendals Fossekompani ASA	23,623	489
*	BW Energy Ltd.	153,451	413
*	Aker Horizons ASA	442,280	349
			327,639
Poland (0.5%)
	Polski Koncern Naftowy ORLEN SA	1,228,940	18,749
	Powszechna Kasa Oszczednosci Bank Polski SA	1,812,241	14,012
	Powszechny Zaklad Ubezpieczen SA	1,189,703	10,961
*,1	Dino Polska SA	102,407	10,444
	KGHM Polska Miedz SA	290,320	8,351
	Bank Polska Kasa Opieki SA	331,636	7,673
	LPP SA	2,406	6,936
*,1,2	Allegro.eu SA	851,425	6,711
	Santander Bank Polska SA	63,474	5,163
	CD Projekt SA	138,792	3,787
*	KRUK SA	36,555	3,300
*	Pepco Group NV	310,929	2,982
	Asseco Poland SA	121,962	2,475
*	Orange Polska SA	1,419,364	2,473
*	mBank SA	27,472	2,300
	Cyfrowy Polsat SA	521,555	2,187
*	PGE Polska Grupa Energetyczna SA	1,305,852	2,163
*	Alior Bank SA	198,167	2,076
*	Bank Millennium SA	1,293,957	1,536
	Bank Handlowy w Warszawie SA	68,289	1,475
*	Jastrzebska Spolka Weglowa SA	106,785	1,105
*	Tauron Polska Energia SA	2,030,447	1,011
*	CCC SA	81,191	875
		Shares	Market Value• ($000)
*	Enea SA	520,024	841
*	Grupa Azoty SA	98,572	762
*	AmRest Holdings SE	141,636	638
	Warsaw Stock Exchange	56,564	492
*	Kernel Holding SA	94,862	413
	Ciech SA	19,312	225
			122,116
Portugal (0.4%)
	EDP - Energias de Portugal SA	6,020,739	33,174
	Jeronimo Martins SGPS SA	585,277	14,770
	Galp Energia SGPS SA	1,073,712	12,974
*	EDP Renovaveis SA	512,649	11,395
	Banco Comercial Portugues SA Class R	16,596,675	4,266
	REN - Redes Energeticas Nacionais SGPS SA	809,131	2,350
	Sonae SGPS SA	1,969,844	2,246
	Navigator Co. SA	526,954	1,934
[2]	NOS SGPS SA	402,545	1,770
	CTT-Correios de Portugal SA	287,803	1,189
*,2	Greenvolt-Energias Renovaveis SA	120,966	822
[2]	Altri SGPS SA	155,733	806
	Corticeira Amorim SGPS SA	71,056	803
	Semapa-Sociedade de Investimento e Gestao	29,276	442
			88,941
Spain (3.8%)
	Iberdrola SA (XMAD)	12,697,465	164,535
	Banco Santander SA	34,888,305	122,565
	Banco Bilbao Vizcaya Argentaria SA	12,840,149	94,003
	Industria de Diseno Textil SA	2,237,807	76,929
*	Amadeus IT Group SA	959,945	67,470
*,1	Cellnex Telecom SA	1,194,202	50,281
	Telefonica SA	10,645,710	48,355
	Repsol SA	2,724,702	40,025
	Ferrovial SA	1,007,003	31,573
	CaixaBank SA	8,122,916	30,068
*,1	Aena SME SA	149,752	25,221
	Red Electrica Corp. SA	915,286	16,641
	Endesa SA	674,351	15,128
	ACS Actividades de Construccion y Servicios SA	430,932	14,817
	Banco de Sabadell SA	11,966,868	12,472
	Enagas SA	531,039	10,632
	Naturgy Energy Group SA	306,917	9,556
	Acciona SA	48,612	9,007
	Bankinter SA	1,460,805	8,638
*	Grifols SA	733,563	7,551
	Merlin Properties Socimi SA	712,265	6,298

11

European Stock Index Fund
		Shares	Market Value• ($000)
	Viscofan SA	83,071	5,694
	Inmobiliaria Colonial Socimi SA	725,701	4,639
	Acerinox SA	419,278	4,530
*	Corp. ACCIONA Energias Renovables SA	120,359	4,322
	Mapfre SA	2,113,761	4,234
	Vidrala SA	39,565	4,153
	Fluidra SA	234,959	4,025
*	Grifols SA (XMAD) Preference Shares	497,732	3,682
	Cia de Distribucion Integral Logista Holdings SA	134,192	3,644
	Indra Sistemas SA	260,525	3,450
	CIE Automotive SA	107,030	3,227
	Ebro Foods SA	164,477	3,053
	Sacyr SA	840,635	2,781
[1]	Unicaja Banco SA	2,608,699	2,648
	Faes Farma SA	663,731	2,340
	Applus Services SA	273,225	2,292
*	Solaria Energia y Medio Ambiente SA	129,727	2,047
	Laboratorios Farmaceuticos Rovi SA	45,349	2,006
	Almirall SA	154,332	1,580
[1]	Gestamp Automocion SA	334,003	1,446
*	Melia Hotels International SA	220,594	1,424
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,504,630	1,389
	Construcciones y Auxiliar de Ferrocarriles SA	39,744	1,233
	Pharma Mar SA	28,519	1,184
	Ence Energia y Celulosa SA	264,868	1,038
	Prosegur Cia de Seguridad SA	502,124	963
	Fomento de Construcciones y Contratas SA	87,467	885
[1]	Global Dominion Access SA	210,519	880
[1]	Neinor Homes SA	85,084	862
	Atresmedia Corp. de Medios de Comunicacion SA	181,320	725
	Lar Espana Real Estate Socimi SA	117,736	665
*,2	Tecnicas Reunidas SA	65,493	608
[1]	Prosegur Cash SA	801,745	555
*	Distribuidora Internacional de Alimentacion SA	27,678,993	482
*	Mediaset Espana Comunicacion SA	101,036	336
*,2	NH Hotel Group SA	51,716	202
*	Faes Farma SA Rights Exp. 5/2/23	649,579	88
		Shares	Market Value• ($000)
*,2	Tecnicas Reunidas SA Rights Exp. 5/2/23	65,493	75
			941,152
Sweden (5.3%)
	Investor AB	4,176,181	89,718
	Atlas Copco AB Class A	5,375,776	77,756
	Volvo AB Class B	3,109,509	63,934
	Assa Abloy AB Class B	2,068,790	49,291
	Sandvik AB	2,298,079	46,811
	Hexagon AB Class B	3,998,644	45,783
[1]	Evolution AB	341,243	45,593
	Atlas Copco AB Class B	3,232,085	41,457
	Skandinaviska Enskilda Banken AB Class A	3,484,666	39,623
	Essity AB Class B	1,297,358	39,317
	Swedbank AB Class A	2,140,043	37,186
	Telefonaktiebolaget LM Ericsson Class B	6,401,337	35,244
	Nibe Industrier AB Class B	3,093,266	34,635
	Svenska Handelsbanken AB Class A	3,160,517	27,938
	Epiroc AB Class A	1,331,110	26,666
	Alfa Laval AB	658,256	24,150
	Boliden AB	582,659	20,822
	H & M Hennes & Mauritz AB Class B	1,406,859	20,626
	Investor AB (XSTO)	829,879	18,197
	Svenska Cellulosa AB SCA Class B	1,264,107	17,343
	EQT AB	721,812	15,547
	SKF AB Class B	820,205	14,855
	Telia Co. AB	5,260,410	14,646
	Indutrade AB	602,538	14,468
	Epiroc AB Class B	798,918	13,756
	Tele2 AB Class B	1,173,673	12,472
	Skanska AB Class B	761,888	12,462
	Trelleborg AB Class B	485,614	12,203
	Getinge AB Class B	473,779	12,025
	Volvo AB Class A	542,166	11,481
	Beijer Ref AB Class B	695,213	11,372
	Lifco AB Class B	482,405	11,001
	Saab AB Class B	194,760	10,936
	SSAB AB Class B	1,486,344	10,046
	Securitas AB Class B	1,035,838	9,285
*	Swedish Orphan Biovitrum AB	376,470	9,162
	Sagax AB Class B	370,410	9,086
	Industrivarden AB Class C	317,947	9,079
*	Kinnevik AB Class B	513,782	8,440
	AddTech AB Class B	402,168	8,060
	Holmen AB Class B	204,346	7,730
	Industrivarden AB Class A	266,526	7,626
	L E Lundbergforetagen AB Class B	157,441	7,554
	Husqvarna AB Class B	863,601	7,454

12

European Stock Index Fund
		Shares	Market Value• ($000)
	AAK AB	367,117	7,399
	Fortnox AB	1,025,706	7,070
	Electrolux AB Class B	461,815	6,967
[2]	Castellum AB	548,925	6,673
	Investment AB Latour Class B	303,755	6,577
[1]	Thule Group AB	224,196	6,485
	Elekta AB Class B	764,076	6,425
*	Hexpol AB	528,277	6,226
*	Fastighets AB Balder Class B	1,327,338	6,180
	Sweco AB Class B	431,185	5,780
	Nordnet AB publ	365,133	5,740
	Axfood AB	228,354	5,667
	Avanza Bank Holding AB	263,036	5,597
[1]	Bravida Holding AB	428,636	5,219
	Lagercrantz Group AB	400,757	5,158
	Loomis AB Class B	153,046	4,899
[1]	Dometic Group AB	676,959	4,852
*,2	Volvo Car AB Class B	1,147,752	4,738
	Wihlborgs Fastigheter AB	562,458	4,546
*	Sectra AB	274,932	4,341
	Billerud AB	445,869	4,282
	Fabege AB	532,338	4,269
*	Viaplay Group AB Class B	161,941	4,138
	AFRY AB	207,669	3,904
	Hexatronic Group AB	421,210	3,563
*,1,2	Sinch AB	1,299,752	3,450
	Hufvudstaden AB Class A	231,410	3,300
	Vitrolife AB	142,337	3,205
	AddNode Group AB Class B	247,730	3,151
	Mycronic AB	146,703	3,118
	Bure Equity AB	117,947	3,016
	SSAB AB Class A	422,523	3,001
	Vitec Software Group AB Class B Class B	55,737	2,936
	Wallenstam AB Class B	735,088	2,917
	Electrolux Professional AB Class B	487,349	2,841
	HMS Networks AB Class B	60,277	2,804
*	Betsson AB Class B	255,221	2,757
	AddLife AB Class A	232,612	2,756
	Catena AB	71,045	2,725
	Hemnet Group AB	166,150	2,724
[2]	Samhallsbyggnadsbolaget i Norden AB	2,278,385	2,680
	Storskogen Group AB Class B	2,925,357	2,666
	Instalco AB	505,778	2,659
	Nyfosa AB	383,249	2,626
	Mips AB	47,029	2,543
	Lindab International AB	149,538	2,395
	Peab AB Class B	430,172	2,276
	Pandox AB Class B	190,727	2,273
	Medicover AB Class B	137,551	2,268
	Granges AB	224,278	2,231
[1]	Munters Group AB	224,766	2,206
		Shares	Market Value• ($000)
	JM AB	136,926	2,198
	Bufab AB	64,786	2,149
	Arjo AB Class B	477,163	2,117
	Nolato AB Class B	380,510	2,111
	Beijer Alma AB	91,689	2,085
*	Modern Times Group MTG AB Shares B Class B	257,720	2,072
*	Alleima AB	396,527	2,036
*	Stillfront Group AB	939,967	2,003
*	OX2 AB	245,618	1,899
*,1	BioArctic AB Class B	71,437	1,845
	Atrium Ljungberg AB Class B	97,996	1,822
	Biotage AB	141,213	1,757
	Concentric AB	82,749	1,740
	NCC AB Class B	172,579	1,716
	Bilia AB Class A	151,529	1,710
	Troax Group AB	73,952	1,676
*,1	Boozt AB	135,264	1,568
	Intrum AB	166,607	1,508
*	Sdiptech AB Class B	62,103	1,435
	Ratos AB Class B	414,165	1,432
	Systemair AB	164,272	1,428
	INVISIO AB	69,421	1,426
	Dios Fastigheter AB	185,151	1,321
*,2	Truecaller AB Class B	419,900	1,255
	Corem Property Group AB Class B	1,510,378	1,199
	SkiStar AB	86,202	1,110
	NP3 Fastigheter AB	56,804	1,093
	MEKO AB	86,889	1,065
	Cibus Nordic Real Estate AB	98,565	1,054
*,1,2	Scandic Hotels Group AB	280,176	1,002
*	Camurus AB	43,327	986
	Platzer Fastigheter Holding AB Class B	116,428	981
	Fagerhult AB	143,577	918
	Cloetta AB Class B	424,423	898
[2]	Svenska Handelsbanken AB Class B	74,793	822
*,1	Attendo AB	223,141	791
	Investment AB Oresund	58,034	696
*	Cint Group AB	389,283	612
	Sagax AB Class D	222,835	589
[2]	Samhallsbyggnadsbolaget i Norden AB Class D	386,297	585
	Clas Ohlson AB Class B	77,401	584
[1]	Resurs Holding AB	298,397	568
*,2	BICO Group AB Class B	92,936	557
	Skandinaviska Enskilda Banken AB Class C	43,008	549
*	Collector Bank AB	165,924	528
	Telefonaktiebolaget LM Ericsson Class A	82,370	505
	Corem Property Group AB Preference Shares	23,316	482
	Volati AB	40,524	405

13

European Stock Index Fund
		Shares	Market Value• ($000)
	Nobia AB	219,718	320
	NCC AB Class A	2,341	26
	Husqvarna AB Class A	386	3
			1,332,292
Switzerland (14.2%)
	Nestle SA (Registered)	5,746,488	737,215
	Roche Holding AG	1,499,217	469,465
	Novartis AG (Registered)	4,242,115	433,942
	Cie Financiere Richemont SA Class A (Registered)	1,089,052	180,021
	Zurich Insurance Group AG	316,212	153,348
	UBS Group AG (Registered)	6,098,066	124,111
	ABB Ltd. (Registered)	3,242,363	116,964
	Lonza Group AG (Registered)	157,772	98,393
	Sika AG (Registered) Class A	308,589	85,239
*	Holcim AG	1,161,922	76,771
	Alcon Inc.	981,706	71,484
	Swiss Re AG	615,428	61,976
	Givaudan SA (Registered)	16,934	59,235
	Partners Group Holding AG	47,338	45,953
*	Swiss Life Holding AG (Registered)	64,702	42,707
	Geberit AG (Registered)	72,482	41,283
	Swisscom AG (Registered)	54,269	37,258
	Sonova Holding AG (Registered)	107,729	34,164
	Straumann Holding AG (Registered)	226,752	34,115
	Julius Baer Group Ltd.	448,706	32,153
	Kuehne & Nagel International AG (Registered)	105,509	31,258
	SGS SA (Registered)	313,179	28,341
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	2,232	27,559
	Chocoladefabriken Lindt & Spruengli AG (Registered)	211	26,008
	Swatch Group AG (Bearer)	65,725	22,548
	Schindler Holding AG (XSWX)	87,301	19,509
[1]	VAT Group AG	54,563	19,249
	SIG Group AG	704,276	18,850
	Logitech International SA (Registered)	303,321	17,950
	Barry Callebaut AG (Registered)	7,588	16,201
	Baloise Holding AG (Registered)	95,674	16,015
	Swiss Prime Site AG (Registered)	161,357	14,606
		Shares	Market Value• ($000)
	Roche Holding AG (Bearer)	42,210	14,284
	Georg Fischer AG (Registered)	173,915	12,682
	EMS-Chemie Holding AG (Registered)	15,121	12,419
	Adecco Group AG (Registered)	341,340	11,741
	Tecan Group AG (Registered)	26,836	11,694
	PSP Swiss Property AG (Registered)	96,195	11,328
	Helvetia Holding AG (Registered)	74,106	11,086
	Temenos AG (Registered)	128,390	10,815
	Belimo Holding AG (Registered)	19,593	9,456
[1]	Galenica AG	103,068	9,237
	Schindler Holding AG (Registered)	39,861	8,515
*	Clariant AG (Registered)	481,939	8,039
[2]	Flughafen Zurich AG (Registered)	40,335	7,763
*	Dufry AG (Registered)	161,605	7,471
	Bachem Holding AG	65,557	7,161
*	Credit Suisse Group AG (Registered)	7,657,907	6,891
*	Siegfried Holding AG (Registered)	8,576	6,610
	BKW AG	38,580	6,607
	Banque Cantonale Vaudoise (Registered)	59,641	6,276
	Bucher Industries AG (Registered)	13,742	6,189
	DKSH Holding AG	76,015	6,055
	Allreal Holding AG (Registered)	31,311	5,556
	Cembra Money Bank AG Class B	62,452	5,015
*	Accelleron Industries AG	201,108	4,960
	SFS Group AG	37,471	4,896
*	Meyer Burger Technology AG	7,598,452	4,894
[2]	Stadler Rail AG	113,817	4,730
	Emmi AG (Registered)	4,450	4,631
	Inficon Holding AG (Registered)	4,116	4,481
	Swatch Group AG (Registered)	70,080	4,421
	Landis & Gyr Group AG	51,795	4,291
	Interroll Holding AG (Registered)	1,160	4,234
	Burckhardt Compression Holding AG	6,686	4,129
	Mobimo Holding AG (Registered)	15,348	4,116
	Swissquote Group Holding SA (Registered)	18,702	4,004
	Daetwyler Holding AG	15,742	3,983

14

European Stock Index Fund
		Shares	Market Value• ($000)
[2]	Vontobel Holding AG (Registered)	58,356	3,909
	Valiant Holding AG (Registered)	33,471	3,890
[2]	Comet Holding AG (Registered)	15,851	3,832
*	ams-OSRAM AG	520,391	3,594
	Softwareone Holding AG	234,433	3,536
*	Aryzta AG	1,975,246	3,510
	St Galler Kantonalbank AG (Registered)	6,058	3,412
	Sulzer AG (Registered)	36,457	3,055
	Huber & Suhner AG (Registered)	36,900	3,039
	Forbo Holding AG (Registered)	2,012	2,962
	dormakaba Holding AG	6,453	2,891
	Kardex Holding AG (Registered)	12,503	2,857
	Komax Holding AG (Registered)	10,123	2,683
	VZ Holding AG	28,687	2,676
*	Dottikon Es Holding AG (Registered)	9,535	2,490
*,2	Idorsia Ltd.	253,630	2,451
*,1	Sensirion Holding AG	21,709	2,355
	SKAN Group AG	23,591	2,280
	LEM Holding SA (Registered)	1,023	2,256
	OC Oerlikon Corp. AG (Registered)	392,948	2,200
[2]	Bystronic AG	2,802	2,023
[1]	Medacta Group SA	13,835	1,860
	Zehnder Group AG	20,878	1,705
	u-blox Holding AG	13,984	1,686
	Schweiter Technologies AG	2,107	1,681
	Ypsomed Holding AG (Registered)	7,125	1,656
	EFG International AG	170,184	1,638
	Intershop Holding AG	2,296	1,612
	PIERER Mobility AG	18,777	1,602
	Vetropack Holding AG (Registered) Class A	27,223	1,415
	Implenia AG (Registered)	31,216	1,409
	Bossard Holding AG (Registered) Class A	5,617	1,378
	Bell Food Group AG (Registered)	4,139	1,314
*	Basilea Pharmaceutica AG (Registered)	26,125	1,266
	COSMO Pharmaceuticals NV	20,881	1,260
*,1	Medmix AG	52,299	1,241
	ALSO Holding AG (Registered)	5,725	1,227
	Leonteq AG	21,566	1,170
[2]	Arbonia AG	92,155	1,129
*	Autoneum Holding AG	6,055	920
		Shares	Market Value• ($000)
*,1	Montana Aerospace AG	46,179	837
*,1	Medartis Holding AG	9,945	833
*,1	PolyPeptide Group AG	31,834	799
*,2	Zur Rose Group AG	17,501	766
	TX Group AG	6,571	765
[2]	Rieter Holding AG (Registered)	6,486	706
	Hiag Immobilien Holding AG	7,265	676
	VP Bank AG Class A	4,892	544
	APG SGA SA	2,162	477
*	Aryzta AG (XSWX)	24,200	43
			3,550,067
United Kingdom (24.3%)
	AstraZeneca plc	3,148,831	463,392
	Shell plc (XLON)	13,649,083	419,411
	HSBC Holdings plc	42,906,608	309,243
	BP plc	37,713,727	253,021
	Diageo plc	4,734,189	215,955
	British American Tobacco plc	4,775,864	176,448
	Glencore plc	26,906,384	158,819
	Unilever plc (XLON)	2,782,821	154,953
	GSK plc	8,517,894	153,605
	Rio Tinto plc	2,318,943	147,421
	Unilever plc	2,568,823	143,076
	RELX plc	4,094,864	136,436
	Reckitt Benckiser Group plc	1,524,292	123,178
	National Grid plc	7,767,335	111,368
	Compass Group plc	3,740,647	98,682
	Prudential plc (XLON)	5,859,376	89,655
	London Stock Exchange Group plc	832,363	87,393
	Lloyds Banking Group plc	143,232,511	87,017
	BAE Systems plc	6,517,298	83,030
	Anglo American plc	2,573,476	79,300
	CRH plc (XDUB)	1,594,833	77,399
*	Flutter Entertainment plc (XDUB)	374,731	75,095
	Experian plc	1,961,166	69,435
	Barclays plc	33,724,235	67,935
	Ferguson plc	443,648	62,687
	Vodafone Group plc	50,350,499	60,477
	Tesco plc	15,434,231	54,567
	Ashtead Group plc	931,576	53,711
	SSE plc	2,308,876	53,273
	Imperial Brands plc	1,975,437	48,900
	Haleon plc	10,655,949	46,851
	3i Group plc	2,032,874	45,230
	Rentokil Initial plc	5,353,637	42,622
	Standard Chartered plc	5,045,332	39,975
	NatWest Group plc	11,542,905	38,023
	Legal & General Group plc	12,663,016	37,363
	Shell plc	1,191,185	36,825
*	Rolls-Royce Holdings plc	17,821,521	34,140
	Aviva plc Class B	5,951,155	31,686
	Smith & Nephew plc	1,856,948	30,584
	BT Group plc	14,791,417	29,543
	Bunzl plc	719,758	28,651

15

European Stock Index Fund
		Shares	Market Value• ($000)
	Informa plc	2,995,139	27,229
	Segro plc	2,556,055	26,910
	Burberry Group plc	801,147	26,151
	Croda International plc	296,471	26,048
	WPP plc	2,223,093	25,909
	InterContinental Hotels Group plc	373,715	25,695
	Halma plc	807,087	23,473
	Entain plc	1,246,969	22,721
	Sage Group plc	2,179,077	22,473
	Next plc	263,396	22,348
	Spirax-Sarco Engineering plc	157,144	21,959
	Smurfit Kappa Group plc	554,489	20,545
	United Utilities Group plc	1,453,256	19,742
	Severn Trent plc	533,939	19,667
	Associated British Foods plc	740,919	18,255
	Intertek Group plc	343,068	17,947
	Centrica plc	12,348,518	17,744
	Admiral Group plc	606,637	17,631
	Whitbread plc	429,270	17,571
	St. James's Place plc	1,138,621	17,316
	Pearson plc	1,535,399	17,083
	Mondi plc (XLON)	1,039,102	16,558
	Smiths Group plc	760,774	16,086
[1]	Auto Trader Group plc	1,923,170	15,380
	Melrose Industries plc (XLON)	2,848,934	14,675
	Antofagasta plc	736,357	13,544
	Kingfisher plc	4,167,808	13,508
	Barratt Developments plc	2,123,472	13,360
	Land Securities Group plc Class B	1,569,272	13,317
	DCC plc	210,055	13,069
	Weir Group plc	551,960	12,774
	Coca-Cola HBC AG	418,023	12,761
	J Sainsbury plc	3,663,200	12,730
	Berkeley Group Holdings plc	226,681	12,686
	Rightmove plc	1,745,970	12,637
	Taylor Wimpey plc	7,464,857	12,047
	B&M European Value Retail SA	1,980,807	11,958
	M&G plc	4,606,779	11,906
	RS Group plc	1,002,303	11,629
	Phoenix Group Holdings plc	1,559,923	11,622
	Schroders plc	1,842,377	11,284
	Abrdn plc	4,208,446	11,278
	Persimmon plc	674,170	11,157
	Dechra Pharmaceuticals plc	234,795	11,022
	IMI plc	545,681	10,948
	JD Sports Fashion plc	5,236,911	10,629
	DS Smith plc	2,721,905	10,627
	Hiscox Ltd.	713,888	10,625
	Beazley plc	1,408,755	10,569
	Spectris plc	222,100	10,518
*	Wise plc Class A	1,503,366	10,409
	Endeavour Mining plc	386,504	9,995
	British Land Co. plc	1,964,604	9,898
		Shares	Market Value• ($000)
	Howden Joinery Group plc	1,135,660	9,790
	Intermediate Capital Group plc	591,921	9,719
[1]	ConvaTec Group plc	3,462,375	9,572
	Johnson Matthey plc	384,578	9,501
	Diploma plc	277,655	9,409
	Tate & Lyle plc	852,009	8,736
	Games Workshop Group plc	69,591	8,686
*	Marks & Spencer Group plc	4,182,122	8,653
	UNITE Group plc	679,225	8,196
*	Ocado Group plc	1,285,729	8,183
	Hargreaves Lansdown plc	807,265	8,173
	Inchcape plc	798,234	8,126
	ITV plc	7,936,831	8,078
	Bellway plc	263,721	7,996
	Hikma Pharmaceuticals plc	342,895	7,942
	Tritax Big Box REIT plc	3,980,050	7,776
	IG Group Holdings plc	827,280	7,637
	Greggs plc	212,962	7,564
	Rotork plc	1,817,083	7,489
	Investec plc	1,338,364	7,461
	Man Group plc	2,579,209	7,376
	Vistry Group plc	732,156	7,217
	Derwent London plc	236,666	7,145
	Drax Group plc	854,348	6,770
	Britvic plc	552,907	6,357
	Direct Line Insurance Group plc	2,824,068	6,104
*,2	TUI AG	948,584	6,075
	Pennon Group plc	554,922	6,001
	Balfour Beatty plc	1,221,655	5,887
	OSB Group plc	906,744	5,677
	Safestore Holdings plc	450,393	5,614
	Big Yellow Group plc	360,532	5,550
	Travis Perkins plc	453,045	5,468
*	SSP Group plc	1,676,645	5,432
	WH Smith plc	267,550	5,307
	Mediclinic International plc	833,349	5,224
*,1	Watches of Switzerland Group plc	493,166	5,162
	QinetiQ Group plc	1,096,050	5,121
*	Indivior plc	263,530	5,058
	Grainger plc	1,545,740	5,029
*	easyJet plc	792,499	4,972
	Virgin Money UK plc	2,527,343	4,967
	LondonMetric Property plc	2,020,833	4,901
	Hays plc	3,393,100	4,868
*,1	Network International Holdings plc	978,497	4,765
	Genus plc	140,686	4,757
*	Dowlais Group plc	2,848,934	4,748
	Serco Group plc	2,478,755	4,741
	Pets at Home Group plc	972,658	4,719
*	Playtech plc	648,836	4,710
	Computacenter plc	162,112	4,700

16

European Stock Index Fund
		Shares	Market Value• ($000)
	Grafton Group plc	430,317	4,694
	International Distributions Services plc	1,470,724	4,682
	Harbour Energy plc	1,475,812	4,591
*	International Consolidated Airlines Group SA	2,389,138	4,583
	Cranswick plc	112,263	4,540
	Energean plc	289,909	4,503
	Softcat plc	266,526	4,491
	Shaftesbury Capital plc	2,888,733	4,273
	LXI REIT plc	3,212,238	4,261
*	John Wood Group plc	1,425,554	4,045
	Lancashire Holdings Ltd.	520,378	4,011
	Plus500 Ltd.	190,984	3,996
	Assura plc	6,181,623	3,952
	Victrex plc	186,468	3,940
	Oxford Instruments plc	112,570	3,904
*	Oxford Nanopore Technologies plc	1,339,818	3,866
*,1	Deliveroo plc Class A	2,772,272	3,815
	Pagegroup plc	667,778	3,811
	Moneysupermarket.com Group plc	1,094,536	3,780
	Primary Health Properties plc	2,800,128	3,756
	Redrow plc	563,541	3,674
	Close Brothers Group plc	321,015	3,669
	Future plc	255,916	3,631
	TP ICAP Group plc	1,671,816	3,576
	Fresnillo plc	393,592	3,522
[1]	Airtel Africa plc	2,298,259	3,469
	Savills plc	285,361	3,455
	Dunelm Group plc	239,055	3,442
	Bodycote plc	394,980	3,430
	Mitie Group plc	2,889,154	3,345
	4imprint Group plc	58,720	3,332
	Coats Group plc	3,375,228	3,324
	Telecom Plus plc	145,336	3,297
	Renishaw plc	72,532	3,290
*	IWG plc	1,516,387	3,239
	Rathbones Group plc	131,336	3,230
	Centamin plc	2,465,124	3,199
	TBC Bank Group plc	106,827	3,160
[1]	Quilter plc	2,934,875	3,142
*,1	Trainline plc	996,266	3,117
	Great Portland Estates plc	463,259	3,107
*,2	Darktrace plc	872,666	3,077
	Kainos Group plc	196,715	3,070
	Paragon Banking Group plc	480,407	3,036
	Ashmore Group plc	979,260	3,002
	Domino's Pizza Group plc	804,613	2,977
	Spirent Communications plc	1,303,324	2,963
*	Ascential plc	914,036	2,935
[2]	Hammerson plc	8,276,013	2,923
	Hill & Smith plc	168,616	2,917
	Bank of Georgia Group plc	77,770	2,893
		Shares	Market Value• ($000)
	Supermarket Income REIT plc	2,613,347	2,876
[1]	JTC plc	278,691	2,780
*	Frasers Group plc	275,433	2,662
*,2	THG plc Class B	2,090,384	2,637
*	Carnival plc	309,597	2,557
	AJ Bell plc	609,379	2,505
	Sirius Real Estate Ltd.	2,444,019	2,478
	Dr. Martens plc	1,181,622	2,464
	Just Group plc	2,181,200	2,424
	Morgan Advanced Materials plc	606,372	2,344
	Vesuvius plc	455,077	2,323
	Redde Northgate plc	487,609	2,306
	Bytes Technology Group plc (XLON)	425,901	2,225
	Firstgroup plc	1,554,529	2,193
	Premier Foods plc	1,378,586	2,164
*	Babcock International Group plc	540,312	2,160
	Volution Group plc	394,675	2,156
*	S4 Capital plc	1,171,546	2,154
	Chemring Group plc	594,055	2,126
*	Helios Towers plc	1,624,879	2,124
	IntegraFin Holdings plc	614,962	2,102
	Diversified Energy Co. plc	1,763,680	2,099
	Clarkson plc Class A	52,626	2,054
	Genuit Group plc	511,809	1,935
	Marshalls plc	511,390	1,931
*	Elementis plc	1,215,011	1,919
	Morgan Sindall Group plc	88,956	1,897
	Senior plc	903,317	1,864
*	Capricorn Energy plc	676,218	1,864
	Workspace Group plc	306,980	1,841
*	J D Wetherspoon plc	197,674	1,775
	National Express Group plc	1,139,847	1,742
	Rhi Magnesita NV	61,095	1,737
	Crest Nicholson Holdings plc	510,787	1,726
[1]	Ibstock plc	801,065	1,712
*,1	Spire Healthcare Group plc	581,318	1,671
*,1	Aston Martin Lagonda Global Holdings plc	539,759	1,643
[1]	Bridgepoint Group plc (Registered)	540,685	1,642
	Ninety One plc	715,102	1,624
	Essentra plc	623,964	1,622
*	C&C Group plc	823,394	1,621
*	Auction Technology Group plc	183,698	1,616
	FDM Group Holdings plc	186,569	1,579
	Vanquis Banking Group plc	549,484	1,554
*	Capita plc	3,531,279	1,543
	Currys plc	2,089,459	1,502
	IP Group plc	2,074,559	1,467
	Jupiter Fund Management plc	895,409	1,465
	Hilton Food Group plc	169,865	1,450

17

European Stock Index Fund
		Shares	Market Value• ($000)
	Liontrust Asset Management plc	132,263	1,432
*	PureTech Health plc	526,956	1,388
*,2	ASOS plc	140,010	1,303
[1]	Petershill Partners plc	620,142	1,303
	Keller Group plc	151,277	1,269
	PZ Cussons plc Class A	491,512	1,240
	Balanced Commercial Property Trust Ltd.	1,184,933	1,227
*	Mitchells & Butlers plc	549,162	1,208
	Halfords Group plc	457,117	1,207
	AG Barr plc	187,693	1,185
*	Greencore Group plc	1,069,707	1,153
*	Molten Ventures plc Class A	323,752	1,141
	Synthomer plc	740,925	1,116
	XP Power Ltd.	39,583	1,100
	Picton Property Income Ltd.	1,136,514	1,091
	UK Commercial Property REIT Ltd.	1,512,314	1,021
*	Oxford Biomedica plc	185,203	1,011
*	Moonpig Group plc	587,121	1,010
	Wickes Group plc	549,223	930
*,2	AO World plc	930,870	903
[1]	TI Fluid Systems plc	672,651	894
*	Tullow Oil plc	2,450,501	860
*,2	Petrofac Ltd.	932,698	838
*	SIG plc	1,464,602	821
	Ferrexpo plc	602,124	819
*	888 Holdings plc	806,650	815
	NCC Group plc	601,173	811
	Avon Protection plc	63,902	797
	Helical plc	210,451	792
*,1	Trustpilot Group plc	690,186	766
*	Alphawave IP Group plc	589,683	753
*,1	Wizz Air Holdings plc	19,659	749
[3]	Home REIT plc	1,529,958	732
	CLS Holdings plc	385,972	657
	Hochschild Mining plc	652,420	589
[1]	CMC Markets plc	227,446	528
*	Rank Group plc Class B	433,584	525
		Shares	Market Value• ($000)
[1,2]	Bakkavor Group plc	316,088	381
*,3	Evraz plc	1,326,266	—
*,3	NMC Health plc	157,105	—
*,1,3	Finablr plc	304,209	—
*,3	Carillion plc	1,000,411	—
			6,059,264
United States (0.0%)
	Gen Digital Inc.	45	1
Total Common Stocks (Cost $26,246,066)			24,634,619
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[4,5]	Vanguard Market Liquidity Fund, 4.853% (Cost $280,690)	2,807,311	280,703
Total Investments (99.9%) (Cost $26,526,756)			24,915,322
Other Assets and Liabilities—Net (0.1%)			25,347
Net Assets (100%)			24,940,669
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the aggregate value was $715,495,000, representing 2.9% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $225,826,000.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $242,249,000 was received for securities on loan.
GDR—Global Depositary Receipt.
Ptg. Ctf.—Participating Certificates.
REIT—Real Estate Investment Trust.

18

European Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro Stoxx 50 Index	June 2023	1,093	52,029	62
FTSE 100 Index	June 2023	302	29,841	75
MSCI Europe Index	June 2023	7,310	240,157	12,145
				12,282

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
HSBC Bank plc	6/21/23	CHF	13,818	USD	15,004	548	—
Bank of America, N.A.	6/21/23	CHF	8,125	USD	9,207	—	(62)
Bank of America, N.A.	6/21/23	DKK	29,648	USD	4,360	38	—
Morgan Stanley Capital Services Inc.	6/21/23	EUR	74,345	USD	79,521	2,645	—
BNP Paribas	6/21/23	EUR	70,847	USD	76,164	2,137	—
Bank of America, N.A.	6/21/23	EUR	43,526	USD	46,757	1,347	—
Toronto-Dominion Bank	6/21/23	EUR	15,298	USD	16,257	650	—
Royal Bank of Canada	6/21/23	EUR	15,219	USD	16,158	662	—
JPMorgan Chase Bank, N.A.	6/21/23	EUR	10,415	USD	11,059	452	—
State Street Bank & Trust Co.	6/21/23	EUR	6,189	USD	6,862	—	(22)
Morgan Stanley Capital Services Inc.	6/21/23	EUR	3,936	USD	4,361	—	(10)
HSBC Bank plc	6/21/23	EUR	2,330	USD	2,555	20	—
JPMorgan Chase Bank, N.A.	6/21/23	GBP	17,306	USD	21,459	315	—
Morgan Stanley Capital Services Inc.	6/21/23	GBP	13,394	USD	16,362	488	—
State Street Bank & Trust Co.	6/21/23	GBP	3,808	USD	4,727	64	—
Royal Bank of Canada	6/21/23	GBP	3,335	USD	4,142	53	—
Bank of America, N.A.	6/21/23	SEK	48,339	USD	4,638	89	—
State Street Bank & Trust Co.	6/21/23	USD	77,282	CHF	71,680	—	(3,395)
Toronto-Dominion Bank	6/21/23	USD	12,555	CHF	11,476	—	(361)
UBS AG	6/21/23	USD	9,357	CHF	8,308	7	—
Morgan Stanley Capital Services Inc.	6/21/23	USD	4,851	CHF	4,358	—	(54)
JPMorgan Chase Bank, N.A.	6/21/23	USD	3,077	CHF	2,733	2	—
HSBC Bank plc	6/21/23	USD	2,386	CHF	2,162	—	(48)
Royal Bank of Canada	6/21/23	USD	2,202	CHF	1,956	—	—
Toronto-Dominion Bank	6/21/23	USD	7,455	DKK	51,596	—	(200)
JPMorgan Chase Bank, N.A.	6/21/23	USD	7,432	DKK	50,839	—	(110)
Morgan Stanley Capital Services Inc.	6/21/23	USD	27,636	EUR	25,433	—	(473)
JPMorgan Chase Bank, N.A.	6/21/23	USD	16,674	EUR	15,405	—	(353)
Bank of America, N.A.	6/21/23	USD	15,505	EUR	14,464	—	(481)
Toronto-Dominion Bank	6/21/23	USD	6,432	EUR	6,000	—	(199)
Royal Bank of Canada	6/21/23	USD	5,959	EUR	5,517	—	(139)
HSBC Bank plc	6/21/23	USD	35,303	GBP	29,199	—	(1,434)
19

European Stock Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	6/21/23	USD	16,336	GBP	13,115	—	(163)
Bank of America, N.A.	6/21/23	USD	4,074	GBP	3,315	—	(97)
Morgan Stanley Capital Services Inc.	6/21/23	USD	2,686	GBP	2,152	—	(22)
Royal Bank of Canada	6/21/23	USD	1,826	GBP	1,497	—	(57)
Toronto-Dominion Bank	6/21/23	USD	2,615	NOK	27,126	63	—
BNP Paribas	6/21/23	USD	1,370	NOK	14,552	1	—
Bank of America, N.A.	6/21/23	USD	14,130	SEK	146,213	—	(166)
BNP Paribas	6/21/23	USD	4,152	SEK	42,706	—	(24)
						9,581	(7,870)
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
NOK—Norwegian krone.
SEK—Swedish krona.
USD—U.S. dollar.
At April 30, 2023, the counterparties had deposited in segregated accounts securities with a value of $5,798,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
20

European Stock Index Fund
Statement of Assets and Liabilities
As of April 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $26,246,066)	24,634,619
Affiliated Issuers (Cost $280,690)	280,703
Total Investments in Securities	24,915,322
Investment in Vanguard	827
Cash	9,208
Cash Collateral Pledged—Futures Contracts	23,293
Cash Collateral Pledged—Forward Currency Contracts	4,153
Foreign Currency, at Value (Cost $31,292)	31,356
Receivables for Accrued Income	218,477
Receivables for Capital Shares Issued	1,709
Variation Margin Receivable—Futures Contracts	2,059
Unrealized Appreciation—Forward Currency Contracts	9,581
Total Assets	25,215,985
Liabilities
Payables for Investment Securities Purchased	21,271
Collateral for Securities on Loan	242,249
Payables for Capital Shares Redeemed	1,314
Payables to Vanguard	2,612
Unrealized Depreciation—Forward Currency Contracts	7,870
Total Liabilities	275,316
Net Assets	24,940,669
1 Includes $225,826,000 of securities on loan.
21

European Stock Index Fund
Statement of Assets and Liabilities (continued)
At April 30, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	28,488,026
Total Distributable Earnings (Loss)	(3,547,357)
Net Assets	24,940,669

Investor Shares—Net Assets
Applicable to 416,671 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,195
Net Asset Value Per Share—Investor Shares	$34.07

ETF Shares—Net Assets
Applicable to 304,914,928 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	19,336,179
Net Asset Value Per Share—ETF Shares	$63.41

Admiral Shares—Net Assets
Applicable to 59,149,740 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,690,792
Net Asset Value Per Share—Admiral Shares	$79.30

Institutional Shares—Net Assets
Applicable to 23,955,169 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	810,084
Net Asset Value Per Share—Institutional Shares	$33.82

Institutional Plus Shares—Net Assets
Applicable to 591,796 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	89,419
Net Asset Value Per Share—Institutional Plus Shares	$151.10

See accompanying Notes, which are an integral part of the Financial Statements.
22

European Stock Index Fund
Statement of Operations

Six Months Ended April 30, 2023
($000)
Investment Income
Income
Dividends[1]	375,656
Interest[2]	971
Securities Lending—Net	1,482
Total Income	378,109
Expenses
The Vanguard Group—Note B
Investment Advisory Services	771
Management and Administrative—Investor Shares	12
Management and Administrative—ETF Shares	5,273
Management and Administrative—Admiral Shares	1,830
Management and Administrative—Institutional Shares	251
Management and Administrative—Institutional Plus Shares	24
Marketing and Distribution—Investor Shares	—
Marketing and Distribution—ETF Shares	388
Marketing and Distribution—Admiral Shares	82
Marketing and Distribution—Institutional Shares	10
Marketing and Distribution—Institutional Plus Shares	1
Custodian Fees	507
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	102
Shareholders’ Reports—Admiral Shares	46
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—Institutional Plus Shares	—
Trustees’ Fees and Expenses	5
Professional Services	1,764
Other Expenses	9
Total Expenses	11,077
Expenses Paid Indirectly	(243)
Net Expenses	10,834
Net Investment Income	367,275
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(165,138)
Futures Contracts	6,427
Forward Currency Contracts	2,245
Foreign Currencies	1,847
Realized Net Gain (Loss)	(154,619)
23

European Stock Index Fund
Statement of Operations (continued)
Six Months Ended April 30, 2023
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	4,886,487
Futures Contracts	15,296
Forward Currency Contracts	3,284
Foreign Currencies	13,222
Change in Unrealized Appreciation (Depreciation)	4,918,289
Net Increase (Decrease) in Net Assets Resulting from Operations	5,130,945
1	Dividends are net of foreign withholding taxes of $16,788,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $671,000, less than $1,000, less than $1,000, and $4,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $84,204,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
24

European Stock Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	367,275	780,062
Realized Net Gain (Loss)	(154,619)	109,629
Change in Unrealized Appreciation (Depreciation)	4,918,289	(7,561,861)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,130,945	(6,672,170)
Distributions
Investor Shares	(120)	(674)
ETF Shares	(170,397)	(630,711)
Admiral Shares	(45,001)	(158,688)
Institutional Shares	(7,727)	(26,630)
Institutional Plus Shares	(857)	(3,251)
Total Distributions	(224,102)	(819,954)
Capital Share Transactions
Investor Shares	(1,025)	(8,310)
ETF Shares	2,556,269	(2,702,159)
Admiral Shares	(59,709)	(69,438)
Institutional Shares	(11,509)	29,736
Institutional Plus Shares	857	(6,120)
Net Increase (Decrease) from Capital Share Transactions	2,484,883	(2,756,291)
Total Increase (Decrease)	7,391,726	(10,248,415)
Net Assets
Beginning of Period	17,548,943	27,797,358
End of Period	24,940,669	17,548,943

See accompanying Notes, which are an integral part of the Financial Statements.
25

European Stock Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$26.83	$36.88	$26.63	$29.84	$27.85	$31.44
Investment Operations
Net Investment Income[1]	.495	1.057	.982	.627	1.053	.968
Net Realized and Unrealized Gain (Loss) on Investments	7.049	(10.041)	10.174	(3.221)	1.913	(3.572)
Total from Investment Operations	7.544	(8.984)	11.156	(2.594)	2.966	(2.604)
Distributions
Dividends from Net Investment Income	(.304)	(1.066)	(.906)	(.616)	(.976)	(.986)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.304)	(1.066)	(.906)	(.616)	(.976)	(.986)
Net Asset Value, End of Period	$34.07	$26.83	$36.88	$26.63	$29.84	$27.85
Total Return[2]	28.28%	-24.66%	42.12%	-8.68%	10.90%	-8.53%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14	$12	$27	$19	$25	$543
Ratio of Total Expenses to Average Net Assets	0.24%[3]	0.25%[3]	0.23%	0.23%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	3.15%	3.28%	2.82%	2.23%	3.72%	3.14%
Portfolio Turnover Rate[4]	2%	5%	3%	3%	3%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.24% and 0.25%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
26

European Stock Index Fund
Financial Highlights
FTSE Europe ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$49.95	$68.65	$49.57	$55.54	$51.84	$58.54
Investment Operations
Net Investment Income[1]	.998	1.977	1.922	1.247	1.854	1.912
Net Realized and Unrealized Gain (Loss) on Investments	13.072	(18.595)	18.939	(5.990)	3.744	(6.689)
Total from Investment Operations	14.070	(16.618)	20.861	(4.743)	5.598	(4.777)
Distributions
Dividends from Net Investment Income	(.610)	(2.082)	(1.781)	(1.227)	(1.898)	(1.923)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.610)	(2.082)	(1.781)	(1.227)	(1.898)	(1.923)
Net Asset Value, End of Period	$63.41	$49.95	$68.65	$49.57	$55.54	$51.84
Total Return	28.33%	-24.54%	42.34%	-8.50%	11.08%	-8.44%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,336	$13,073	$21,547	$11,659	$13,067	$14,624
Ratio of Total Expenses to Average Net Assets	0.09%[2]	0.11%[2]	0.08%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.40%	3.33%	2.95%	2.38%	3.50%	3.28%
Portfolio Turnover Rate[3]	2%	5%	3%	3%	3%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09% and 0.11%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
27

European Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$62.47	$85.88	$62.01	$69.48	$64.84	$73.23
Investment Operations
Net Investment Income[1]	1.199	2.431	2.375	1.553	2.298	2.353
Net Realized and Unrealized Gain (Loss) on Investments	16.387	(23.251)	23.705	(7.502)	4.693	(8.338)
Total from Investment Operations	17.586	(20.820)	26.080	(5.949)	6.991	(5.985)
Distributions
Dividends from Net Investment Income	(.756)	(2.590)	(2.210)	(1.521)	(2.351)	(2.405)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.756)	(2.590)	(2.210)	(1.521)	(2.351)	(2.405)
Net Asset Value, End of Period	$79.30	$62.47	$85.88	$62.01	$69.48	$64.84
Total Return[2]	28.32%	-24.56%	42.30%	-8.55%	11.05%	-8.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,691	$3,745	$5,259	$3,795	$4,671	$4,174
Ratio of Total Expenses to Average Net Assets	0.11%[3]	0.13%[3]	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.27%	3.30%	2.93%	2.37%	3.47%	3.27%
Portfolio Turnover Rate[4]	2%	5%	3%	3%	3%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11% and 0.13%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
28

European Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$26.64	$36.62	$26.44	$29.63	$27.65	$31.23
Investment Operations
Net Investment Income[1]	.517	1.043	1.019	.667	.993	1.014
Net Realized and Unrealized Gain (Loss) on Investments	6.988	(9.912)	10.110	(3.203)	1.998	(3.564)
Total from Investment Operations	7.505	(8.869)	11.129	(2.536)	2.991	(2.550)
Distributions
Dividends from Net Investment Income	(.325)	(1.111)	(.949)	(.654)	(1.011)	(1.030)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.325)	(1.111)	(.949)	(.654)	(1.011)	(1.030)
Net Asset Value, End of Period	$33.82	$26.64	$36.62	$26.44	$29.63	$27.65
Total Return	28.35%	-24.53%	42.34%	-8.54%	11.09%	-8.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$810	$649	$859	$710	$870	$760
Ratio of Total Expenses to Average Net Assets	0.09%[2]	0.11%[2]	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	3.31%	3.33%	2.96%	2.39%	3.51%	3.29%
Portfolio Turnover Rate[3]	2%	5%	3%	3%	3%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09% and 0.11%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
29

European Stock Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$119.02	$163.62	$118.14	$132.38	$123.55	$139.48
Investment Operations
Net Investment Income[1]	2.318	4.691	4.576	2.989	4.197	4.711
Net Realized and Unrealized Gain (Loss) on Investments	31.223	(44.312)	45.160	(14.294)	9.160	(16.018)
Total from Investment Operations	33.541	(39.621)	49.736	(11.305)	13.357	(11.307)
Distributions
Dividends from Net Investment Income	(1.461)	(4.979)	(4.256)	(2.935)	(4.527)	(4.623)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.461)	(4.979)	(4.256)	(2.935)	(4.527)	(4.623)
Net Asset Value, End of Period	$151.10	$119.02	$163.62	$118.14	$132.38	$123.55
Total Return	28.35%	-24.53%	42.35%	-8.52%	11.08%	-8.36%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$89	$70	$106	$70	$106	$170
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.10%[2]	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	3.32%	3.34%	2.95%	2.40%	3.34%	3.30%
Portfolio Turnover Rate[3]	2%	5%	3%	3%	3%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08% and 0.10%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
30

European Stock Index Fund
Notes to Financial Statements
Vanguard European Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Europe ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The
31

European Stock Index Fund
clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2023, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.
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European Stock Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
33

European Stock Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund's understanding of the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and professional services, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2023, the fund had contributed to Vanguard capital in the amount of $827,000, representing less than 0.01% of the fund’s net assets and 0.33% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2023, custodian fee offset arrangements reduced the fund’s expenses by $243,000 (an annual rate of less than 0.01% of average net assets).
34

European Stock Index Fund
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	14,676	24,618,829	1,114	24,634,619
Temporary Cash Investments	280,703	—	—	280,703
Total	295,379	24,618,829	1,114	24,915,322
Derivative Financial Instruments
Assets
Futures Contracts[1]	12,282	—	—	12,282
Forward Currency Contracts	—	9,581	—	9,581
Total	12,282	9,581	—	21,863
Liabilities
Forward Currency Contracts	—	7,870	—	7,870
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At April 30, 2023, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	12,282	—	12,282
Unrealized Appreciation—Forward Currency Contracts	—	9,581	9,581
Total Assets	12,282	9,581	21,863

Unrealized Depreciation—Forward Currency Contracts	—	7,870	7,870
Total Liabilities	—	7,870	7,870
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
35

European Stock Index Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2023, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	6,427	—	6,427
Forward Currency Contracts	—	2,245	2,245
Realized Net Gain (Loss) on Derivatives	6,427	2,245	8,672
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	15,296	—	15,296
Forward Currency Contracts	—	3,284	3,284
Change in Unrealized Appreciation (Depreciation) on Derivatives	15,296	3,284	18,580
F.	As of April 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	26,614,760
Gross Unrealized Appreciation	3,648,914
Gross Unrealized Depreciation	(5,334,359)
Net Unrealized Appreciation (Depreciation)	(1,685,445)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2022, the fund had available capital losses totaling $1,958,840,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended April 30, 2023, the fund purchased $3,115,443,000 of investment securities and sold $606,100,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,624,852,000 and $272,699,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
36

European Stock Index Fund
H.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	1,646	52	1,296	39
Issued in Lieu of Cash Distributions	120	4	673	22
Redeemed	(2,791)	(90)	(10,279)	(342)
Net Increase (Decrease)—Investor Shares	(1,025)	(34)	(8,310)	(281)
ETF Shares
Issued	2,829,746	47,881	1,522,742	23,160
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(273,477)	(4,700)	(4,224,901)	(75,300)
Net Increase (Decrease)—ETF Shares	2,556,269	43,181	(2,702,159)	(52,140)
Admiral Shares
Issued	173,470	2,375	455,849	6,073
Issued in Lieu of Cash Distributions	37,136	533	130,958	1,859
Redeemed	(270,315)	(3,716)	(656,245)	(9,214)
Net Increase (Decrease)—Admiral Shares	(59,709)	(808)	(69,438)	(1,282)
Institutional Shares
Issued	20,784	652	129,427	4,241
Issued in Lieu of Cash Distributions	5,537	186	18,923	630
Redeemed	(37,830)	(1,243)	(118,614)	(3,963)
Net Increase (Decrease)—Institutional Shares	(11,509)	(405)	29,736	908
Institutional Plus Shares
Issued	—	—	—	—
Issued in Lieu of Cash Distributions	857	7	3,251	24
Redeemed	—	—	(9,371)	(85)
Net Increase (Decrease)—Institutional Plus Shares	857	7	(6,120)	(61)
I.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially
37

European Stock Index Fund
larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to April 30, 2023, that would require recognition or disclosure in these financial statements.
38

Pacific Stock Index Fund
Fund Allocation
As of April 30, 2023
Japan	57.1%
Australia	19.3
South Korea	12.6
Hong Kong	6.8
Singapore	3.3
Other	0.9
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
39

Pacific Stock Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.2%)
Australia (19.1%)
	BHP Group Ltd.	5,955,859	176,755
	Commonwealth Bank of Australia	1,999,652	132,329
	CSL Ltd.	569,292	113,652
	National Australia Bank Ltd.	3,723,349	71,679
	Westpac Banking Corp.	4,120,647	61,683
	ANZ Group Holdings Ltd.	3,543,089	57,534
	Woodside Energy Group Ltd.	2,238,084	50,783
	Macquarie Group Ltd.	410,305	50,054
	Wesfarmers Ltd.	1,336,984	46,251
	Woolworths Group Ltd.	1,434,653	37,010
	Transurban Group	3,634,159	36,245
	Rio Tinto Ltd.	440,177	33,015
	Goodman Group	2,165,320	27,915
	Fortescue Metals Group Ltd.	1,879,877	26,303
	Newcrest Mining Ltd. (XASX)	1,058,447	20,211
	Aristocrat Leisure Ltd.	780,406	19,741
	Amcor plc GDR	1,761,784	19,262
	Coles Group Ltd.	1,500,593	18,127
	QBE Insurance Group Ltd.	1,752,593	17,922
	Santos Ltd.	3,564,160	16,884
	Brambles Ltd.	1,637,637	15,513
	South32 Ltd.	5,424,182	15,333
	Telstra Group Ltd.	4,831,658	14,018
	Sonic Healthcare Ltd.	539,363	12,714
	Cochlear Ltd.	75,753	12,421
	Suncorp Group Ltd.	1,488,088	12,390
	Scentre Group	6,164,997	11,831
	Northern Star Resources Ltd.	1,325,825	11,826
	James Hardie Industries plc GDR	524,941	11,714
	Origin Energy Ltd.	2,035,227	11,284
	ASX Ltd.	228,447	10,397
	Mineral Resources Ltd.	196,658	9,701
	Insurance Australia Group Ltd.	2,922,341	9,682
	APA Group	1,388,362	9,479
	Computershare Ltd. (XASX)	635,012	9,453
*	Pilbara Minerals Ltd.	3,273,351	9,317
*	Xero Ltd.	148,880	9,294
		Shares	Market Value• ($000)
	Ramsay Health Care Ltd.	205,935	8,855
	Lottery Corp. Ltd.	2,595,610	8,703
	WiseTech Global Ltd.	187,922	8,608
	Stockland	2,786,262	8,260
	Treasury Wine Estates Ltd.	851,145	7,884
	Medibank Pvt Ltd.	3,228,721	7,641
	Mirvac Group	4,683,264	7,519
	Atlas Arteria Ltd.	1,712,447	7,445
	BlueScope Steel Ltd.	545,495	7,251
	Endeavour Group Ltd.	1,604,053	7,230
	IGO Ltd.	734,731	6,766
	carsales.com Ltd.	424,986	6,740
	SEEK Ltd.	409,359	6,679
	GPT Group	2,251,608	6,621
	Washington H Soul Pattinson & Co. Ltd.	310,375	6,497
	Dexus	1,252,159	6,490
	Vicinity Ltd.	4,399,766	6,151
	Orica Ltd.	535,195	5,777
*	Allkem Ltd.	683,031	5,609
	REA Group Ltd.	59,145	5,562
	Ampol Ltd.	278,211	5,551
	ALS Ltd.	561,923	4,904
	Evolution Mining Ltd.	2,054,669	4,845
	Incitec Pivot Ltd.	2,262,099	4,820
	Steadfast Group Ltd.	1,202,893	4,742
	Aurizon Holdings Ltd.	2,061,275	4,687
*	Lynas Rare Earths Ltd.	1,065,686	4,577
	Worley Ltd.	439,222	4,413
	Cleanaway Waste Management Ltd.	2,618,944	4,218
*	Qantas Airways Ltd.	949,640	4,188
	Whitehaven Coal Ltd.	869,707	4,174
*	NEXTDC Ltd.	542,693	4,164
	Charter Hall Group	556,135	4,138
	Qube Holdings Ltd.	1,975,642	4,042
	IDP Education Ltd.	213,975	4,020
	Lendlease Corp. Ltd.	805,884	4,002
	JB Hi-Fi Ltd.	132,510	3,922
	AGL Energy Ltd.	703,548	3,873
	Bendigo & Adelaide Bank Ltd.	657,688	3,786
*,1	Liontown Resources Ltd.	2,012,439	3,701
	Iluka Resources Ltd.	491,421	3,611
	Altium Ltd.	138,205	3,523
	Technology One Ltd.	325,971	3,286
	Challenger Ltd.	777,947	3,130
40

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	nib holdings Ltd.	589,506	3,025
	Alumina Ltd.	2,971,751	3,016
	Reece Ltd.	246,524	3,003
	Metcash Ltd.	1,146,375	2,971
	Bank of Queensland Ltd.	761,733	2,942
*	AMP Ltd.	3,582,834	2,709
	Ansell Ltd.	150,534	2,679
	Seven Group Holdings Ltd.	168,200	2,657
	Reliance Worldwide Corp. Ltd.	934,891	2,550
	Nine Entertainment Co. Holdings Ltd.	1,805,435	2,490
	Domino's Pizza Enterprises Ltd.	72,572	2,443
*	Sandfire Resources Ltd.	555,895	2,422
*	Flight Centre Travel Group Ltd.	183,074	2,404
	National Storage REIT	1,405,521	2,341
	Perseus Mining Ltd.	1,580,038	2,335
	Breville Group Ltd.	169,827	2,333
	Champion Iron Ltd.	534,158	2,321
	Orora Ltd.	1,013,174	2,316
*	Webjet Ltd.	461,948	2,284
	Perpetual Ltd.	137,327	2,244
	Eagers Automotive Ltd.	231,069	2,182
	Region RE Ltd.	1,328,512	2,174
	Charter Hall Long Wale REIT	739,807	2,142
	Pro Medicus Ltd.	50,777	2,084
	Beach Energy Ltd.	2,113,878	2,081
[2]	Viva Energy Group Ltd.	1,006,082	2,080
*	Chalice Mining Ltd.	387,887	2,062
	CSR Ltd.	586,791	2,054
	AUB Group Ltd.	110,982	2,034
	Sims Ltd.	190,911	2,001
	Downer EDI Ltd.	824,425	1,950
	ARB Corp. Ltd.	90,010	1,923
	Corporate Travel Management Ltd.	136,761	1,913
	Tabcorp Holdings Ltd.	2,677,889	1,868
	Premier Investments Ltd.	103,096	1,794
	Bapcor Ltd.	396,141	1,729
	HomeCo Daily Needs REIT	2,152,351	1,721
	Super Retail Group Ltd.	185,518	1,674
	Harvey Norman Holdings Ltd.	692,132	1,662
	Gold Road Resources Ltd.	1,286,073	1,600
	IRESS Ltd.	230,410	1,583
	Nufarm Ltd.	424,829	1,580
*	De Grey Mining Ltd.	1,472,472	1,580
	Insignia Financial Ltd.	794,258	1,576
	Waypoint REIT Ltd.	875,377	1,520
	TPG Telecom Ltd.	425,926	1,520
*	Paladin Energy Ltd.	3,454,744	1,519
	BWP Trust	587,781	1,515
	Charter Hall Retail REIT	574,202	1,478
*	PEXA Group Ltd.	165,161	1,466
	Deterra Royalties Ltd.	460,147	1,411
*	Star Entertainment Group Ltd.	1,626,244	1,379
*,1	Core Lithium Ltd.	2,086,962	1,374
	Healius Ltd.	669,266	1,330
	Lifestyle Communities Ltd.	117,326	1,328
		Shares	Market Value• ($000)
*	Telix Pharmaceuticals Ltd.	192,455	1,303
	Ingenia Communities Group	453,213	1,292
	GrainCorp Ltd. Class A	282,638	1,281
	Centuria Industrial REIT	612,035	1,273
	HUB24 Ltd.	66,839	1,264
*	Bellevue Gold Ltd.	1,344,178	1,262
*	Neuren Pharmaceuticals Ltd.	131,725	1,242
	InvoCare Ltd.	165,385	1,221
	Blackmores Ltd.	19,147	1,209
*	Regis Resources Ltd.	835,395	1,182
	Nickel Industries Ltd.	1,829,952	1,164
*	Boral Ltd.	408,969	1,123
	Brickworks Ltd.	65,957	1,097
*,1	Sayona Mining Ltd.	7,993,622	1,080
	GUD Holdings Ltd.	167,971	1,071
	Lovisa Holdings Ltd.	60,245	1,069
*	Nanosonics Ltd.	274,832	1,047
	Abacus Property Group	589,536	1,044
*	Capricorn Metals Ltd.	353,891	1,041
	Elders Ltd.	192,533	1,037
	Centuria Capital Group	902,660	1,034
	IPH Ltd.	188,931	1,022
[2]	Coronado Global Resources Inc.	894,263	986
	New Hope Corp. Ltd.	278,778	985
	Arena REIT	391,738	974
	Ramelius Resources Ltd.	1,101,364	961
	Ventia Services Group Pty. Ltd.	547,738	954
	EVT Ltd.	117,710	943
	Bega Cheese Ltd.	372,853	939
	Costa Group Holdings Ltd.	560,102	929
*	Strike Energy Ltd.	2,876,203	909
	Netwealth Group Ltd.	98,815	898
	United Malt Group Ltd.	305,530	895
	Magellan Financial Group Ltd.	164,629	892
	Helia Group Ltd.	421,981	886
	Johns Lyng Group Ltd.	194,673	878
	Credit Corp. Group Ltd.	72,479	873
	Charter Hall Social Infrastructure REIT	425,481	856
	Imdex Ltd.	615,183	850
*	Silver Lake Resources Ltd.	1,006,759	849
*	Karoon Energy Ltd.	591,837	846
	Monadelphous Group Ltd.	100,239	826
	Data#3 Ltd.	163,173	824
	Collins Foods Ltd.	141,739	817
	Link Administration Holdings Ltd.	573,798	810
	NRW Holdings Ltd.	493,495	793
	G8 Education Ltd.	979,362	793
*	Resolute Mining Ltd.	2,495,009	792
*	West African Resources Ltd.	1,217,720	788
*	Boss Energy Ltd.	431,196	759
	Yancoal Australia Ltd.	204,541	756
*,1	PolyNovo Ltd.	683,395	742
	Codan Ltd.	152,219	739
	McMillan Shakespeare Ltd.	70,343	719
*,1	Weebit Nano Ltd.	203,136	719

41

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Platinum Asset Management Ltd.	594,501	694
*,2	Life360 Inc. GDR	196,959	674
*	Megaport Ltd.	177,314	670
	Kelsian Group Ltd.	164,267	670
	Accent Group Ltd.	388,847	658
	GQG Partners Inc.	721,305	656
	Rural Funds Group	497,277	648
	Vulcan Steel Ltd.	124,504	644
	Domain Holdings Australia Ltd.	288,103	643
	HMC Capital Ltd.	245,565	643
	Growthpoint Properties Australia Ltd.	292,378	634
	Adbri Ltd.	597,199	631
	Centuria Office REIT	651,623	617
	Pinnacle Investment Management Group Ltd.	110,442	608
	oOh!media Ltd.	552,185	605
*	Stanmore Resources Ltd.	295,523	602
*	Arafura Rare Earths Ltd.	2,183,639	600
*	Perenti Ltd.	781,086	599
*	Imugene Ltd.	6,985,237	583
*	Syrah Resources Ltd.	748,665	579
	Cromwell Property Group	1,523,558	577
*	SiteMinder Ltd.	237,927	577
	Clinuvel Pharmaceuticals Ltd.	42,474	572
	Myer Holdings Ltd.	981,886	571
	Infomedia Ltd.	567,305	565
	Hansen Technologies Ltd.	186,082	557
*	Calix Ltd.	175,617	553
*	Westgold Resources Ltd.	543,003	549
	PWR Holdings Ltd.	81,829	547
	Sigma Healthcare Ltd.	1,164,311	540
	Hotel Property Investments Ltd.	231,409	525
*,1	Mincor Resources NL	561,398	525
*	Tietto Minerals Ltd.	1,259,388	500
	Jumbo Interactive Ltd.	57,338	499
*	ioneer Ltd.	2,417,577	494
*	Vulcan Energy Resources Ltd.	122,544	488
*	Audinate Group Ltd.	83,593	487
*	Judo Capital Holdings Ltd.	573,739	473
*	Aussie Broadband Ltd.	211,233	466
	Estia Health Ltd.	265,036	462
*,1	Mesoblast Ltd.	803,530	459
	SmartGroup Corp. Ltd.	101,640	455
*	Omni Bridgeway Ltd.	294,897	450
*,1	Lake Resources NL	1,594,122	450
*	Silex Systems Ltd.	196,649	439
*	Cooper Energy Ltd.	3,877,955	438
	Select Harvests Ltd.	148,977	437
*	Fleetpartners Group Ltd.	313,052	436
	APM Human Services International Ltd.	347,547	435
*	Argosy Minerals Ltd.	1,585,872	432
*	St Barbara Ltd.	1,076,534	431
	Integral Diagnostics Ltd.	198,768	416
	Austal Ltd.	378,030	415
*	Tyro Payments Ltd.	391,472	414
		Shares	Market Value• ($000)
*	Macquarie Telecom Group Ltd.	9,797	399
	Dexus Industria REIT	213,043	395
*	Alkane Resources Ltd.	676,116	394
*	Leo Lithium Ltd.	1,077,115	378
	Praemium Ltd.	791,650	362
*	Temple & Webster Group Ltd.	129,839	348
*,3	AVZ Minerals Ltd.	2,673,048	345
*	Appen Ltd.	163,946	344
	Inghams Group Ltd.	183,955	343
*	Australian Agricultural Co. Ltd.	335,925	342
	Nick Scali Ltd.	52,160	338
	Australian Ethical Investment Ltd.	154,662	334
	GWA Group Ltd.	284,175	332
*	Neometals Ltd.	792,133	329
*,1	BrainChip Holdings Ltd.	1,211,011	328
*,1	Kogan.com Ltd.	109,312	317
*	Mount Gibson Iron Ltd.	991,436	313
	Australian Clinical Labs Ltd.	130,562	306
*,1	PointsBet Holdings Ltd.	292,619	305
	Dicker Data Ltd.	56,322	305
	MyState Ltd.	124,369	294
	GDI Property Group Partnership	591,218	281
	Emeco Holdings Ltd.	610,268	278
*	Seven West Media Ltd.	1,084,640	277
	Service Stream Ltd.	606,984	268
[1]	Australian Finance Group Ltd.	244,738	262
*,1	Paradigm Biopharmaceuticals Ltd.	381,568	259
*,1	Zip Co. Ltd.	747,647	255
*	OFX Group Ltd.	267,451	253
*,1	Mayne Pharma Group Ltd.	91,456	252
*	Carnarvon Energy Ltd.	2,852,795	237
	29Metals Ltd.	297,578	235
*	Opthea Ltd.	486,492	229
	Jupiter Mines Ltd.	1,365,895	227
	Solvar Ltd.	179,057	224
	Baby Bunting Group Ltd.	148,688	214
*	Nuix Ltd.	289,680	207
	Regis Healthcare Ltd.	143,319	202
*	Superloop Ltd.	482,848	197
	Cedar Woods Properties Ltd.	57,580	187
*	EML Payments Ltd.	371,810	179
*	Novonix Ltd.	268,617	178
*	Fineos Corp. Ltd.	144,735	167
*	Ardent Leisure Group Ltd.	447,965	162
	SG Fleet Group Ltd.	119,815	160
	Pact Group Holdings Ltd.	237,449	158
*,1	Jervois Global Ltd.	2,375,691	140
	Southern Cross Media Group Ltd.	249,608	139
*,1	Starpharma Holdings Ltd. Class A	431,464	138
*	Aurelia Metals Ltd.	1,530,117	138
	Bravura Solutions Ltd.	454,815	136
	Navigator Global Investments Ltd.	177,070	125
*,1	Incannex Healthcare Ltd.	1,529,453	122

42

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Humm Group Ltd.	369,560	117
*,1	AMA Group Ltd.	954,254	104
*,1	Betmakers Technology Group Ltd.	877,786	103
*	Andromeda Metals Ltd.	3,791,794	101
*,1	Bubs Australia Ltd.	727,379	94
*	Australian Strategic Materials Ltd.	130,387	92
*,1	Dubber Corp. Ltd.	567,302	74
*,3	Firefinch Ltd.	1,170,950	46
*,1	PointsBet Holdings Ltd. Warrants Exp. 7/8/24	11,660	—
			1,681,897
China (0.0%)
*,1,3	China Fishery Group Ltd.	754,600	43
Hong Kong (6.7%)
	AIA Group Ltd.	13,853,449	150,824
	Hong Kong Exchanges & Clearing Ltd.	1,499,564	62,257
	Sun Hung Kai Properties Ltd.	1,687,474	23,495
	CK Hutchison Holdings Ltd.	3,148,559	21,049
	Link REIT	2,988,937	19,550
*	Galaxy Entertainment Group Ltd.	2,546,062	18,121
	Techtronic Industries Co. Ltd.	1,552,156	16,792
	CLP Holdings Ltd.	1,935,360	14,410
	CK Asset Holdings Ltd.	2,301,933	13,612
	BOC Hong Kong Holdings Ltd.	4,226,759	13,343
	Hang Seng Bank Ltd.	857,052	12,704
	Hong Kong & China Gas Co. Ltd.	12,921,546	11,473
	Jardine Matheson Holdings Ltd.	233,152	11,271
	Wharf Real Estate Investment Co. Ltd.	1,839,283	10,607
*	Sands China Ltd.	2,827,136	10,125
	Power Assets Holdings Ltd.	1,616,207	9,235
	Lenovo Group Ltd.	8,796,000	8,999
	MTR Corp. Ltd.	1,689,186	8,440
	Sino Land Co. Ltd.	4,590,443	6,186
	Hongkong Land Holdings Ltd.	1,308,447	5,823
[2]	Budweiser Brewing Co. APAC Ltd.	1,987,000	5,741
	Henderson Land Development Co. Ltd.	1,589,190	5,659
[2]	WH Group Ltd.	9,137,040	5,087
*,2	Samsonite International SA	1,524,797	4,832
	Xinyi Glass Holdings Ltd.	2,437,640	4,460
	PRADA SpA	605,204	4,456
	New World Development Co. Ltd.	1,661,539	4,431
	Chow Tai Fook Jewellery Group Ltd.	2,089,618	4,196
	CK Infrastructure Holdings Ltd.	698,813	3,979
	Hang Lung Properties Ltd.	2,119,841	3,875
[2]	ESR Group Ltd.	2,378,041	3,717
	Swire Properties Ltd.	1,246,435	3,350
		Shares	Market Value• ($000)
	Want Want China Holdings Ltd.	5,065,220	3,230
	Orient Overseas International Ltd.	154,500	3,139
	Swire Pacific Ltd. Class B	2,330,686	2,959
	ASMPT Ltd.	375,736	2,954
	Wharf Holdings Ltd.	1,146,283	2,621
	PCCW Ltd.	4,940,133	2,577
	Swire Pacific Ltd. Class A	323,252	2,566
	SITC International Holdings Co. Ltd.	1,380,586	2,554
	Hysan Development Co. Ltd.	742,571	2,099
[2]	BOC Aviation Ltd.	256,825	2,036
*	Wynn Macau Ltd.	1,772,429	1,918
	Hang Lung Group Ltd.	1,089,920	1,916
	Pacific Basin Shipping Ltd.	5,466,236	1,902
	Kerry Properties Ltd.	711,590	1,836
*	HUTCHMED China Ltd.	579,000	1,789
*	AAC Technologies Holdings Inc.	835,257	1,766
	Vitasoy International Holdings Ltd.	950,304	1,681
	Man Wah Holdings Ltd.	1,809,052	1,522
*	SJM Holdings Ltd.	2,782,798	1,449
*	NagaCorp Ltd.	1,767,959	1,433
	Bank of East Asia Ltd.	1,084,732	1,430
	Fortune REIT	1,707,996	1,429
	NWS Holdings Ltd.	1,616,887	1,400
	L'Occitane International SA	537,873	1,368
	Yue Yuen Industrial Holdings Ltd.	900,158	1,355
*	United Energy Group Ltd.	8,784,000	1,324
	Luk Fook Holdings International Ltd.	399,406	1,280
[2]	Js Global Lifestyle Co. Ltd.	1,395,500	1,237
	VTech Holdings Ltd.	197,750	1,187
*,1	MGM China Holdings Ltd.	857,336	1,171
*	Shangri-La Asia Ltd.	1,234,928	1,139
*	MMG Ltd.	3,028,286	1,108
*,1	Cathay Pacific Airways Ltd.	1,130,504	1,094
*	Melco International Development Ltd.	896,274	1,043
	DFI Retail Group Holdings Ltd.	332,401	1,000
	Champion REIT	2,210,900	923
	First Pacific Co. Ltd.	2,615,939	876
*	IGG Inc.	945,628	782
	HKBN Ltd.	1,045,157	738
*	Theme International Holdings Ltd.	6,320,000	734
*	Vobile Group Ltd.	1,787,000	697
*,2	Sirnaomics Ltd.	97,350	689
*	China Travel International Investment Hong Kong Ltd.	3,122,268	666
*	Cowell e Holdings Inc.	335,000	648
	CITIC Telecom International Holdings Ltd.	1,559,470	627

43

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Cafe de Coral Holdings Ltd.	442,447	620
	Johnson Electric Holdings Ltd.	524,019	586
	Nexteer Automotive Group Ltd.	931,211	522
	Sunlight REIT	1,344,089	521
[1]	Huabao International Holdings Ltd.	1,088,071	514
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	251,000	513
	Chow Sang Sang Holdings International Ltd.	389,922	512
	Stella International Holdings Ltd.	484,500	504
	K Wah International Holdings Ltd.	1,366,843	472
[1]	LK Technology Holdings Ltd.	427,841	438
*	Super Hi International Holding Ltd.	210,000	438
	Giordano International Ltd.	1,450,590	436
	United Laboratories International Holdings Ltd.	533,873	432
	Kerry Logistics Network Ltd.	304,111	431
	VSTECS Holdings Ltd.	700,000	402
*,2	Hua Medicine	1,010,000	394
	Dah Sing Financial Holdings Ltd.	153,060	392
*,2	Jacobio Pharmaceuticals Group Co. Ltd.	439,800	387
	Hong Kong Technology Venture Co. Ltd.	597,142	376
	Jinchuan Group International Resources Co. Ltd.	5,241,000	375
	SUNeVision Holdings Ltd.	611,000	347
	Prosperity REIT	1,407,661	341
*	Shun Tak Holdings Ltd.	1,839,370	334
	Far East Consortium International Ltd.	1,319,942	333
	Value Partners Group Ltd.	978,665	311
*	Television Broadcasts Ltd.	347,747	305
	EC Healthcare	436,000	294
	Dah Sing Banking Group Ltd.	359,556	288
*	Sa Sa International Holdings Ltd.	1,202,953	283
*,1	Realord Group Holdings Ltd.	406,000	281
*,2	Fosun Tourism Group	236,600	276
*	C-Mer Eye Care Holdings Ltd.	478,000	274
*	Esprit Holdings Ltd.	3,334,295	273
	Powerlong Real Estate Holdings Ltd.	1,687,000	263
*,2	FIT Hon Teng Ltd.	1,231,000	244
	Texhong International Group Ltd.	318,500	233
*,1	Haitong International Securities Group Ltd.	2,721,280	230
		Shares	Market Value• ($000)
	Sun Hung Kai & Co. Ltd.	614,182	227
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,296,301	225
*,1,2	Frontage Holdings Corp.	714,000	222
	CITIC Resources Holdings Ltd.	3,672,000	221
	SmarTone Telecommunications Holdings Ltd.	350,235	213
	Truly International Holdings Ltd.	1,667,603	211
*,1,2	Everest Medicines Ltd.	111,000	202
	Guotai Junan International Holdings Ltd.	2,336,336	197
	Asia Cement China Holdings Corp.	411,000	180
	Vesync Co. Ltd.	449,000	175
[2]	IMAX China Holding Inc.	146,375	142
[1]	Powerlong Commercial Management Holdings Ltd.	207,500	135
*,2	Antengene Corp. Ltd.	392,000	135
	Texwinca Holdings Ltd.	731,037	131
	Singamas Container Holdings Ltd.	1,511,323	118
*,1,2	JW Cayman Therapeutics Co. Ltd.	259,000	109
*	Apollo Future Mobility Group Ltd.	6,752,000	103
*	OCI International Holdings Ltd.	1,062,600	102
	Dynam Japan Holdings Co. Ltd.	150,344	94
*	Chinese Estates Holdings Ltd.	317,251	92
	CMBC Capital Holdings Ltd.	386,500	60
*	Digital Domain Holdings Ltd.	1,852,803	55
*	Glory Sun Financial Group Ltd.	1,640,600	36
*,2	VPower Group International Holdings Ltd.	325,000	15
*,3	Brightoil Petroleum Holdings Ltd.	2,476,222	—
*,3	Convoy Inc.	10,860,141	—
*,3	MH Development NPV	366,000	—
*,3	Agritrade Resources Ltd.	2,330,000	—
			589,566
Japan (56.7%)
	Toyota Motor Corp.	14,170,374	194,560
	Sony Group Corp.	1,461,130	132,194
	Keyence Corp.	230,466	103,930
	Mitsubishi UFJ Financial Group Inc.	13,735,472	85,978
	Daiichi Sankyo Co. Ltd.	2,223,547	76,300
	Shin-Etsu Chemical Co. Ltd.	2,289,650	65,337
	Sumitomo Mitsui Financial Group Inc.	1,518,988	62,087
	Tokyo Electron Ltd.	525,752	60,201
	Takeda Pharmaceutical Co. Ltd.	1,787,224	59,263
	KDDI Corp.	1,889,466	58,986

44

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Hitachi Ltd.	1,064,428	58,878
	Daikin Industries Ltd.	313,673	56,973
	Mitsui & Co. Ltd.	1,769,557	55,243
	Nintendo Co. Ltd.	1,242,750	52,540
	ITOCHU Corp.	1,582,292	52,492
	Honda Motor Co. Ltd.	1,969,086	52,226
	Mitsubishi Corp.	1,385,221	51,358
	Recruit Holdings Co. Ltd.	1,596,766	44,795
	Tokio Marine Holdings Inc.	2,205,372	44,343
	Mizuho Financial Group Inc.	2,999,337	43,478
	Fast Retailing Co. Ltd.	182,960	43,325
	SoftBank Group Corp.	1,145,570	42,962
	Hoya Corp.	407,946	42,775
	Nippon Telegraph & Telephone Corp.	1,362,986	41,590
	Seven & i Holdings Co. Ltd.	909,549	41,218
	Oriental Land Co. Ltd.	1,107,350	39,188
	FANUC Corp.	1,136,740	38,389
	Murata Manufacturing Co. Ltd.	663,579	37,649
	Softbank Corp.	3,231,967	36,388
	SMC Corp.	67,429	33,630
	Astellas Pharma Inc.	2,161,801	32,567
	Denso Corp.	521,803	31,498
	Japan Tobacco Inc.	1,400,869	30,142
	Mitsubishi Electric Corp.	2,298,914	28,504
	Fujitsu Ltd.	212,582	28,332
	Canon Inc.	1,148,011	27,343
	Nidec Corp.	546,166	27,025
	Komatsu Ltd.	1,081,937	26,908
	Bridgestone Corp.	663,828	26,658
	Central Japan Railway Co.	214,352	26,537
	Marubeni Corp.	1,803,443	25,597
	Olympus Corp.	1,459,020	25,542
	East Japan Railway Co.	427,945	24,488
	Sumitomo Corp.	1,326,401	23,773
	Panasonic Holdings Corp.	2,521,235	23,747
	ORIX Corp.	1,392,511	23,690
	Shiseido Co. Ltd.	458,738	22,995
	Terumo Corp.	766,832	22,963
	Asahi Group Holdings Ltd.	574,954	22,213
	FUJIFILM Holdings Corp.	421,087	21,947
	Kao Corp.	537,225	21,708
	Mitsui Fudosan Co. Ltd.	1,076,160	21,375
	Dai-ichi Life Holdings Inc.	1,136,495	21,140
	Nippon Steel Corp.	964,016	20,589
	Japan Post Holdings Co. Ltd.	2,483,921	20,447
	Ajinomoto Co. Inc.	559,834	20,134
	Chugai Pharmaceutical Co. Ltd.	769,638	19,861
	Kubota Corp.	1,280,405	19,402
	Daiwa House Industry Co. Ltd.	757,770	19,314
	Kyocera Corp.	358,992	18,843
*	Renesas Electronics Corp.	1,433,463	18,682
	Suzuki Motor Corp.	532,847	18,580
	Unicharm Corp.	458,734	18,519
	Eisai Co. Ltd.	311,434	17,971
		Shares	Market Value• ($000)
	MS&AD Insurance Group Holdings Inc.	532,168	17,467
	Advantest Corp.	218,449	17,024
	Otsuka Holdings Co. Ltd.	498,021	16,943
	Aeon Co. Ltd.	828,938	16,895
	Mitsubishi Estate Co. Ltd.	1,313,859	16,192
	Toshiba Corp.	498,958	16,076
	Bandai Namco Holdings Inc.	690,429	15,683
	Sumitomo Mitsui Trust Holdings Inc.	428,736	15,455
	Sompo Holdings Inc.	365,320	15,245
	Secom Co. Ltd.	229,097	14,670
	TDK Corp.	424,281	14,586
	Sysmex Corp.	224,711	14,454
	Kirin Holdings Co. Ltd.	884,001	14,361
	Japan Post Bank Co. Ltd.	1,768,314	14,121
	Shionogi & Co. Ltd.	313,607	14,038
	Shimano Inc.	90,433	13,986
	Sekisui House Ltd.	658,325	13,534
[1]	Nippon Yusen KK	571,477	13,509
	Mitsubishi Heavy Industries Ltd.	337,939	12,815
	Nomura Holdings Inc.	3,563,214	12,774
	Nomura Research Institute Ltd.	505,239	12,712
	Kikkoman Corp.	214,499	12,706
	Omron Corp.	214,189	12,564
	Resona Holdings Inc.	2,515,113	12,535
	Yaskawa Electric Corp.	305,920	12,459
	Lasertec Corp.	89,846	12,223
	M3 Inc.	497,788	12,219
	Inpex Corp.	1,099,432	12,031
	Obic Co. Ltd.	77,888	12,001
	West Japan Railway Co.	274,657	11,904
	ENEOS Holdings Inc.	3,334,359	11,862
	Subaru Corp.	721,748	11,780
	NEC Corp.	301,059	11,577
	Yakult Honsha Co. Ltd.	153,130	11,518
	Disco Corp.	100,313	11,421
	Sumitomo Electric Industries Ltd.	888,003	11,333
	Nitori Holdings Co. Ltd.	88,037	11,210
	Nitto Denko Corp.	172,847	11,174
	Toyota Industries Corp.	189,272	11,000
	Toyota Tsusho Corp.	263,007	10,932
	Sumitomo Realty & Development Co. Ltd.	467,820	10,923
	Nippon Paint Holdings Co. Ltd.	1,200,249	10,829
	Nexon Co. Ltd.	470,614	10,631
	Tokyu Corp.	729,301	10,295
	Sumitomo Metal Mining Co. Ltd.	277,863	10,256
	Asahi Kasei Corp.	1,448,816	10,233
	Toray Industries Inc.	1,788,178	10,134
	NTT Data Corp.	744,757	10,116
	Japan Exchange Group Inc.	621,384	10,090
	Tokyo Gas Co. Ltd.	491,334	10,064
	Ono Pharmaceutical Co. Ltd.	492,001	9,906
	Shimadzu Corp.	316,140	9,888
[1]	Mitsui OSK Lines Ltd.	395,195	9,797
	Kansai Electric Power Co. Inc.	859,916	9,283
	Yamaha Motor Co. Ltd.	357,544	9,272

45

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Chubu Electric Power Co. Inc.	830,502	9,262
	MINEBEA MITSUMI Inc.	489,399	9,063
	Dentsu Group Inc.	246,973	8,900
	Mitsubishi Chemical Group Corp.	1,509,646	8,857
	Dai Nippon Printing Co. Ltd.	306,180	8,801
	Pan Pacific International Holdings Corp.	469,608	8,776
	Z Holdings Corp.	3,091,388	8,468
	Nissan Motor Co. Ltd.	2,300,130	8,387
	MISUMI Group Inc.	327,111	8,252
	Makita Corp.	289,215	8,159
	Hamamatsu Photonics KK	152,439	8,081
	AGC Inc.	216,524	8,073
	Hankyu Hanshin Holdings Inc.	256,435	8,006
	Daiwa Securities Group Inc.	1,693,276	7,865
	Capcom Co. Ltd.	207,236	7,787
	Osaka Gas Co. Ltd.	469,465	7,766
	MatsukiyoCocokara & Co.	143,849	7,703
	Nissin Foods Holdings Co. Ltd.	79,425	7,658
	TIS Inc.	274,775	7,545
	MEIJI Holdings Co. Ltd.	312,398	7,538
	Nippon Building Fund Inc.	1,783	7,477
	Rohm Co. Ltd.	96,219	7,244
	SG Holdings Co. Ltd.	502,300	7,228
	T&D Holdings Inc.	588,655	7,209
	Daito Trust Construction Co. Ltd.	75,722	7,177
	JFE Holdings Inc.	602,104	7,123
	Isuzu Motors Ltd.	602,654	7,117
	Kintetsu Group Holdings Co. Ltd.	210,554	7,108
	Taisei Corp.	206,190	7,013
	Yamaha Corp.	177,261	6,986
	Nissan Chemical Corp.	152,742	6,788
	TOPPAN Inc.	315,872	6,715
	Kajima Corp.	507,442	6,714
	Obayashi Corp.	802,829	6,693
	Yamato Holdings Co. Ltd.	388,300	6,670
	Trend Micro Inc.	136,022	6,647
	Nippon Prologis REIT Inc.	2,909	6,627
*	Tokyo Electric Power Co. Holdings Inc.	1,826,007	6,547
	Kyowa Kirin Co. Ltd.	290,902	6,473
	Kawasaki Kisen Kaisha Ltd.	262,342	6,252
	Daifuku Co. Ltd.	339,192	6,250
	Nomura Real Estate Master Fund Inc.	5,282	6,181
	Mazda Motor Corp.	679,132	6,146
	Fuji Electric Co. Ltd.	150,600	6,079
	Tobu Railway Co. Ltd.	237,799	6,070
	Japan Real Estate Investment Corp.	1,531	6,066
	Sumitomo Chemical Co. Ltd.	1,791,430	6,054
	GLP J-REIT	5,284	6,037
	Aisin Corp.	204,652	6,007
		Shares	Market Value• ($000)
	Japan Metropolitan Fund Investment	7,999	5,857
	TOTO Ltd.	171,066	5,851
	Idemitsu Kosan Co. Ltd.	274,222	5,839
	Keisei Electric Railway Co. Ltd.	165,052	5,825
	Sojitz Corp.	271,953	5,728
	Asics Corp.	202,705	5,666
	Ricoh Co. Ltd.	678,104	5,615
	SUMCO Corp.	406,752	5,602
	SBI Holdings Inc.	286,672	5,599
	Suntory Beverage & Food Ltd.	147,814	5,565
	Sekisui Chemical Co. Ltd.	387,060	5,509
	BayCurrent Consulting Inc.	158,270	5,501
	Konami Group Corp.	111,206	5,472
	Kurita Water Industries Ltd.	127,764	5,354
	Daiwa House REIT Investment Corp.	2,465	5,245
	Hirose Electric Co. Ltd.	38,511	5,197
	Mitsui Chemicals Inc.	204,588	5,176
	Koito Manufacturing Co. Ltd.	266,942	5,164
	Toho Co. Ltd.	128,799	5,117
	Keio Corp.	136,025	5,052
	Odakyu Electric Railway Co. Ltd.	360,356	5,034
	Ibiden Co. Ltd.	125,879	4,953
	Concordia Financial Group Ltd.	1,300,833	4,936
	Lixil Corp.	310,702	4,891
	JSR Corp.	206,268	4,786
	Rakuten Group Inc.	957,865	4,778
	Niterra Co. Ltd.	226,187	4,741
	Seiko Epson Corp.	309,713	4,737
	Ebara Corp.	108,230	4,735
	Yokogawa Electric Corp.	290,464	4,717
	Toyo Suisan Kaisha Ltd.	105,575	4,714
	Rohto Pharmaceutical Co. Ltd.	226,694	4,703
	Chiba Bank Ltd.	716,566	4,679
	Hoshizaki Corp.	132,812	4,678
	NIPPON EXPRESS HOLDINGS Inc.	78,951	4,633
	Kobe Bussan Co. Ltd.	163,100	4,562
	Square Enix Holdings Co. Ltd.	92,354	4,545
	Isetan Mitsukoshi Holdings Ltd.	408,913	4,515
	Taiyo Yuden Co. Ltd.	144,981	4,439
*	McDonald's Holdings Co. Japan Ltd.	105,700	4,403
	Brother Industries Ltd.	279,057	4,383
	Tosoh Corp.	325,973	4,355
	Shizuoka Financial Group Inc.	576,899	4,348
	Otsuka Corp.	118,974	4,331
	CyberAgent Inc.	495,012	4,320
	Persol Holdings Co. Ltd.	208,411	4,297
	Kobayashi Pharmaceutical Co. Ltd.	68,714	4,288
	Kyushu Railway Co.	187,770	4,264
	MonotaRO Co. Ltd.	278,616	4,215
	Azbil Corp.	148,696	4,159

46

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	USS Co. Ltd.	247,257	4,155
	Hulic Co. Ltd.	481,741	4,148
*	ANA Holdings Inc.	190,001	4,145
	Bank of Kyoto Ltd.	84,235	4,145
	Asahi Intecc Co. Ltd.	228,452	4,134
	Stanley Electric Co. Ltd.	179,349	4,046
	Kose Corp.	34,466	4,022
	Oji Holdings Corp.	1,019,409	4,006
	Orix JREIT Inc.	3,076	3,976
	Advance Residence Investment Corp.	1,520	3,944
	Nikon Corp.	373,704	3,863
	SCREEN Holdings Co. Ltd.	47,417	3,857
	Goldwin Inc.	42,332	3,846
	NGK Insulators Ltd.	306,105	3,842
	Shimizu Corp.	627,148	3,830
	IHI Corp.	151,865	3,827
	United Urban Investment Corp.	3,433	3,812
	GMO Payment Gateway Inc.	48,692	3,808
	Kawasaki Heavy Industries Ltd.	174,855	3,804
	Mitsubishi HC Capital Inc. (XTKS)	732,129	3,800
	Kuraray Co. Ltd.	403,767	3,776
	Haseko Corp.	305,891	3,734
	Nagoya Railroad Co. Ltd.	231,250	3,731
	Japan Post Insurance Co. Ltd.	229,776	3,731
	Nisshin Seifun Group Inc.	305,205	3,700
	Zensho Holdings Co. Ltd.	115,870	3,682
*	Skylark Holdings Co. Ltd.	270,367	3,628
	Tokyu Fudosan Holdings Corp.	711,919	3,613
	Fukuoka Financial Group Inc.	191,626	3,609
	Sumitomo Forestry Co. Ltd.	165,886	3,584
	Santen Pharmaceutical Co. Ltd.	421,407	3,546
	NOF Corp.	76,872	3,512
	Hikari Tsushin Inc.	25,495	3,479
	Amada Co. Ltd.	372,069	3,474
	Marui Group Co. Ltd.	218,058	3,474
	Sega Sammy Holdings Inc.	184,867	3,455
	TechnoPro Holdings Inc.	124,723	3,403
	Yokohama Rubber Co. Ltd.	156,012	3,392
	Hakuhodo DY Holdings Inc.	286,743	3,379
	NH Foods Ltd.	115,060	3,358
	THK Co. Ltd.	149,399	3,352
	Resonac Holdings Corp.	210,566	3,334
	Nomura Real Estate Holdings Inc.	132,520	3,302
	Japan Airlines Co. Ltd.	171,741	3,276
	Open House Group Co. Ltd.	81,724	3,267
	Lion Corp.	298,621	3,256
	Keihan Holdings Co. Ltd.	117,043	3,222
	JGC Holdings Corp.	256,314	3,207
		Shares	Market Value• ($000)
*	Kyushu Electric Power Co. Inc.	550,278	3,204
	Sumitomo Heavy Industries Ltd.	131,603	3,180
	Rinnai Corp.	130,508	3,154
	Nabtesco Corp.	130,621	3,148
	Electric Power Development Co. Ltd.	196,208	3,137
	Koei Tecmo Holdings Co. Ltd.	167,886	3,087
	Miura Co. Ltd.	115,843	3,086
	Cosmo Energy Holdings Co. Ltd.	96,409	3,082
	Nippon Sanso Holdings Corp.	169,232	3,053
	Mitsubishi Gas Chemical Co. Inc.	209,490	3,050
	Hitachi Construction Machinery Co. Ltd.	123,337	3,039
	J Front Retailing Co. Ltd.	288,638	3,036
	Alfresa Holdings Corp.	209,200	3,029
	Sanrio Co. Ltd.	65,376	3,026
*	Japan Airport Terminal Co. Ltd.	61,683	3,023
	Mebuki Financial Group Inc.	1,177,570	3,017
	Nankai Electric Railway Co. Ltd.	129,190	3,014
	Japan Hotel REIT Investment Corp.	5,290	2,989
	Tokyo Tatemono Co. Ltd.	233,639	2,959
	Kansai Paint Co. Ltd.	208,486	2,939
	NSK Ltd.	519,610	2,934
	Keikyu Corp.	299,604	2,912
	Iida Group Holdings Co. Ltd.	162,938	2,897
	Ryohin Keikaku Co. Ltd.	275,200	2,896
	Itochu Techno-Solutions Corp.	111,814	2,895
*	Tohoku Electric Power Co. Inc.	555,140	2,854
	Kobe Steel Ltd.	381,206	2,840
	Tsuruha Holdings Inc.	43,131	2,825
*	Mitsubishi Motors Corp.	734,191	2,822
	Food & Life Cos. Ltd.	117,168	2,822
	Nifco Inc.	98,010	2,819
	Iwatani Corp.	59,511	2,817
	Japan Prime Realty Investment Corp.	1,076	2,798
	Oracle Corp. Japan	38,417	2,757
	Seibu Holdings Inc.	243,704	2,728
	Sekisui House REIT Inc.	4,791	2,716
	Nippon Shinyaku Co. Ltd.	59,360	2,714
	Sanwa Holdings Corp.	242,774	2,659
	ZOZO Inc.	126,068	2,653
	Nippon Accommodations Fund Inc.	541	2,630
	Air Water Inc.	207,769	2,625
	Internet Initiative Japan Inc.	125,692	2,601
	Medipal Holdings Corp.	169,751	2,593
	Activia Properties Inc.	890	2,593
	Nichirei Corp.	126,101	2,587
	Yamada Holdings Co. Ltd.	734,573	2,560
	Credit Saison Co. Ltd.	184,125	2,551

47

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Kamigumi Co. Ltd.	115,385	2,529
	Teijin Ltd.	225,906	2,523
	Tokyo Century Corp.	73,283	2,521
	Industrial & Infrastructure Fund Investment Corp.	2,199	2,520
	LaSalle Logiport REIT	2,118	2,516
	Invincible Investment Corp.	5,822	2,514
[1]	Fujitec Co. Ltd.	94,340	2,513
	Lawson Inc.	55,271	2,510
	Horiba Ltd.	45,520	2,508
[1]	Aozora Bank Ltd.	139,721	2,506
	COMSYS Holdings Corp.	130,491	2,497
	Casio Computer Co. Ltd.	259,760	2,472
	Nihon Kohden Corp.	88,951	2,461
	Japan Logistics Fund Inc.	1,036	2,460
	Toyo Seikan Group Holdings Ltd.	173,031	2,444
	Welcia Holdings Co. Ltd.	116,264	2,434
	Mitsubishi Materials Corp.	147,368	2,413
	Taiheiyo Cement Corp.	133,836	2,400
	Tokyo Ohka Kogyo Co. Ltd.	45,816	2,392
*	Mercari Inc.	138,923	2,389
*	Park24 Co. Ltd.	154,312	2,385
*	SHIFT Inc.	12,800	2,383
	Shinko Electric Industries Co. Ltd.	79,993	2,375
	Nihon M&A Center Holdings Inc.	308,324	2,357
	SCSK Corp.	156,015	2,355
	Shimamura Co. Ltd.	25,551	2,346
	Suzuken Co. Ltd.	82,193	2,339
	Sohgo Security Services Co. Ltd.	82,589	2,307
	AEON REIT Investment Corp.	2,007	2,301
	Hachijuni Bank Ltd.	512,906	2,298
	Mitsui Fudosan Logistics Park Inc.	609	2,288
	NET One Systems Co. Ltd.	96,812	2,283
	Taisho Pharmaceutical Holdings Co. Ltd.	52,710	2,276
	Kadokawa Corp.	106,588	2,273
	Daicel Corp.	287,979	2,270
	EXEO Group Inc.	122,084	2,265
	Takashimaya Co. Ltd.	152,957	2,260
	Kagome Co. Ltd.	92,934	2,257
	Konica Minolta Inc.	540,641	2,255
	Ulvac Inc.	56,675	2,250
*,1	Workman Co. Ltd.	54,881	2,236
	JTEKT Corp.	269,610	2,226
	SHO-BOND Holdings Co. Ltd.	51,786	2,213
	Hisamitsu Pharmaceutical Co. Inc.	79,703	2,205
	Alps Alpine Co. Ltd.	241,220	2,202
	Sundrug Co. Ltd.	79,393	2,188
	Fujikura Ltd.	318,522	2,172
	Zenkoku Hosho Co. Ltd.	57,965	2,130
*	Money Forward Inc.	51,101	2,128
	Sankyo Co. Ltd.	48,178	2,125
	Sapporo Holdings Ltd.	75,808	2,115
		Shares	Market Value• ($000)
	Kenedix Office Investment Corp.	952	2,105
	Tokai Carbon Co. Ltd.	231,386	2,103
	Mori Hills REIT Investment Corp.	1,849	2,090
	INFRONEER Holdings Inc.	259,795	2,052
	Cosmos Pharmaceutical Corp.	20,826	2,048
	Kakaku.com Inc.	147,869	2,034
	Denka Co. Ltd.	101,371	2,030
	Kewpie Corp.	120,474	2,022
	Frontier Real Estate Investment Corp.	559	2,020
	Sankyu Inc.	56,868	2,006
	Ito En Ltd.	64,734	2,002
	Kinden Corp.	145,921	1,990
	NOK Corp.	147,629	1,989
	Toho Gas Co. Ltd.	106,282	1,989
	Comforia Residential REIT Inc.	791	1,979
	Daiwa Securities Living Investments Corp.	2,323	1,975
	Sumitomo Rubber Industries Ltd.	214,845	1,971
	Pigeon Corp.	125,995	1,962
	ADEKA Corp.	115,238	1,946
	Daiwabo Holdings Co. Ltd.	102,880	1,941
	Relo Group Inc.	124,416	1,934
	Kenedix Residential Next Investment Corp.	1,227	1,925
	Kaneka Corp.	72,330	1,924
	Calbee Inc.	88,850	1,921
	House Foods Group Inc.	87,054	1,914
	DMG Mori Co. Ltd.	118,524	1,901
	Sotetsu Holdings Inc.	99,538	1,895
	BIPROGY Inc.	78,399	1,890
	Hirogin Holdings Inc.	377,826	1,874
	Mitsubishi Estate Logistics REIT Investment Corp.	610	1,871
	Yamazaki Baking Co. Ltd.	139,341	1,867
*	Chugoku Electric Power Co. Inc.	353,867	1,863
	Aeon Mall Co. Ltd.	137,701	1,857
	Nippon Kayaku Co. Ltd.	202,818	1,840
	Sanken Electric Co. Ltd.	24,496	1,840
	Iyogin Holdings Inc.	313,825	1,838
	Coca-Cola Bottlers Japan Holdings Inc.	169,699	1,829
	UBE Corp.	115,300	1,829
*	Harmonic Drive Systems Inc.	59,320	1,814
	Nippon Electric Glass Co. Ltd.	94,564	1,805
	Hulic REIT Inc.	1,560	1,797
	Nagase & Co. Ltd.	113,285	1,785
	Zeon Corp.	172,914	1,784
	DIC Corp.	95,219	1,759
	Sugi Holdings Co. Ltd.	41,431	1,758
	Fujitsu General Ltd.	68,240	1,755
	Seino Holdings Co. Ltd.	157,710	1,751
	Mabuchi Motor Co. Ltd.	61,861	1,746
	Fuji Soft Inc.	29,203	1,745
	Nippon Gas Co. Ltd.	122,851	1,728
	Dowa Holdings Co. Ltd.	52,529	1,716
[1]	Sharp Corp.	240,015	1,711

48

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	K's Holdings Corp.	191,960	1,701
	Rakus Co. Ltd.	111,801	1,699
	Topcon Corp.	119,114	1,697
	Tsumura & Co.	83,265	1,690
	ABC-Mart Inc.	29,666	1,686
*	Nakanishi Inc.	88,734	1,681
	Mitsubishi Logistics Corp.	67,700	1,678
	Morinaga Milk Industry Co. Ltd.	44,113	1,659
	NSD Co. Ltd.	89,352	1,644
	Fuji Corp.	97,936	1,643
	Nishi-Nippon Railroad Co. Ltd.	89,447	1,640
	Penta-Ocean Construction Co. Ltd.	336,775	1,637
	Ship Healthcare Holdings Inc.	92,610	1,634
	Daiichikosho Co. Ltd.	90,814	1,628
	Maruichi Steel Tube Ltd.	71,827	1,625
	Seven Bank Ltd.	791,272	1,620
	Rengo Co. Ltd.	247,626	1,615
	Fuyo General Lease Co. Ltd.	22,011	1,611
	Toda Corp.	274,420	1,606
	Citizen Watch Co. Ltd.	289,681	1,603
	Takara Holdings Inc.	202,779	1,598
	Kotobuki Spirits Co. Ltd.	21,613	1,596
[1]	NTT UD REIT Investment Corp.	1,642	1,582
	Kyushu Financial Group Inc.	438,491	1,581
	GS Yuasa Corp.	89,638	1,578
	Tokyo Seimitsu Co. Ltd.	42,721	1,576
	TS Tech Co. Ltd.	116,822	1,575
	Gunma Bank Ltd.	459,372	1,573
[1]	Mitsui High-Tec Inc.	25,988	1,567
	Mori Trust REIT Inc.	2,966	1,561
	Mizuho Leasing Co. Ltd.	55,366	1,551
	Kokuyo Co. Ltd.	108,307	1,548
	Meitec Corp.	90,943	1,537
	Yamaguchi Financial Group Inc.	250,004	1,537
	Ushio Inc.	123,337	1,534
	Daido Steel Co. Ltd.	39,645	1,527
	Anritsu Corp.	166,153	1,521
	Mitsui Mining & Smelting Co. Ltd.	63,845	1,520
	Aica Kogyo Co. Ltd.	66,655	1,515
	Yamato Kogyo Co. Ltd.	38,554	1,515
	Amano Corp.	74,280	1,512
	Yoshinoya Holdings Co. Ltd.	81,402	1,505
	Toyoda Gosei Co. Ltd.	87,759	1,505
	SMS Co. Ltd.	63,868	1,501
	Hoshino Resorts REIT Inc.	286	1,489
	Tokuyama Corp.	91,182	1,487
	DeNA Co. Ltd.	105,835	1,486
	OKUMA Corp.	33,140	1,472
	NHK Spring Co. Ltd.	198,441	1,471
	Canon Marketing Japan Inc.	58,789	1,470
	Sumitomo Bakelite Co. Ltd.	38,250	1,463
*	JMDC Inc.	40,700	1,459
	Toyo Tire Corp.	122,230	1,456
	Daiseki Co. Ltd.	50,784	1,453
		Shares	Market Value• ($000)
*	PeptiDream Inc.	107,530	1,453
	Nippon Shokubai Co. Ltd.	36,052	1,445
	Fancl Corp.	83,068	1,438
	Heiwa Real Estate REIT Inc.	1,226	1,436
	Ezaki Glico Co. Ltd.	55,758	1,434
	Kanematsu Corp.	110,114	1,433
	Chugin Financial Group Inc.	213,401	1,432
	GMO internet group Inc.	71,112	1,431
	Macnica Holdings Inc.	52,059	1,431
	Inaba Denki Sangyo Co. Ltd.	63,960	1,429
	Nichias Corp.	70,539	1,427
	Furukawa Electric Co. Ltd.	77,073	1,411
	Nissui Corp.	322,175	1,409
	Japan Steel Works Ltd.	77,481	1,408
	Tokyu REIT Inc.	1,053	1,407
	Yaoko Co. Ltd.	26,801	1,405
	OSG Corp.	99,397	1,396
	Descente Ltd.	43,688	1,388
	Jeol Ltd.	47,424	1,384
	PALTAC Corp.	36,052	1,383
	SBI Shinsei Bank Ltd.	76,835	1,379
	Nisshinbo Holdings Inc.	178,811	1,377
	Asahi Holdings Inc.	93,516	1,377
	Hazama Ando Corp.	207,859	1,372
	Pilot Corp.	40,984	1,366
	Nishi-Nippon Financial Holdings Inc.	161,842	1,348
	Japan Excellent Inc.	1,571	1,344
	Ain Holdings Inc.	32,307	1,343
	Daiwa Office Investment Corp.	307	1,334
	H.U. Group Holdings Inc.	65,842	1,331
	Bic Camera Inc.	159,093	1,331
	77 Bank Ltd.	81,370	1,323
	FP Corp.	53,086	1,321
	Hitachi Zosen Corp.	211,934	1,314
	AEON Financial Service Co. Ltd.	147,431	1,313
	Pola Orbis Holdings Inc.	94,352	1,312
	NTN Corp.	524,417	1,295
	Wacoal Holdings Corp.	66,467	1,292
	Kenedix Retail REIT Corp.	718	1,292
	Heiwa Corp.	65,056	1,284
	Hanwa Co. Ltd.	41,429	1,283
	Kureha Corp.	20,526	1,274
	Takasago Thermal Engineering Co. Ltd.	75,498	1,268
	Digital Garage Inc.	35,748	1,261
	Japan Elevator Service Holdings Co. Ltd.	84,800	1,261
*	Ferrotec Holdings Corp.	55,741	1,261
	Sawai Group Holdings Co. Ltd.	43,448	1,257
	H2O Retailing Corp.	105,800	1,254
	OBIC Business Consultants Co. Ltd.	33,006	1,253
	Outsourcing Inc.	122,730	1,250
	Sumitomo Pharma Co. Ltd.	199,062	1,249
*	Hino Motors Ltd.	316,656	1,248
	Izumi Co. Ltd.	52,715	1,240
	Morinaga & Co. Ltd.	41,810	1,239

49

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Kyoritsu Maintenance Co. Ltd.	30,488	1,231
	Mirait One Corp.	98,938	1,229
	Resorttrust Inc.	73,794	1,219
	As One Corp.	28,784	1,219
	Inabata & Co. Ltd.	59,398	1,212
	Toho Holdings Co. Ltd.	60,560	1,208
	Benesse Holdings Inc.	83,618	1,200
	Menicon Co. Ltd.	56,484	1,200
*	Sansan Inc.	89,385	1,199
	Jaccs Co. Ltd.	35,684	1,196
	Kyudenko Corp.	44,618	1,190
	Japan Petroleum Exploration Co. Ltd.	35,537	1,182
	Glory Ltd.	55,543	1,181
	TKC Corp.	43,464	1,175
	Toyota Boshoku Corp.	74,226	1,175
	Maruwa Co. Ltd.	9,162	1,168
	Kaken Pharmaceutical Co. Ltd.	41,939	1,155
	Tadano Ltd.	146,666	1,148
	Colowide Co. Ltd.	74,837	1,147
	NIPPON REIT Investment Corp.	486	1,141
	Mixi Inc.	53,742	1,136
*	Seria Co. Ltd.	63,857	1,135
	Lintec Corp.	67,767	1,133
	Toagosei Co. Ltd.	131,014	1,133
	Shiga Bank Ltd.	54,164	1,129
	Nikkon Holdings Co. Ltd.	58,053	1,125
	Fujimi Inc.	21,610	1,119
	Duskin Co. Ltd.	45,195	1,109
[1]	EDION Corp.	112,557	1,108
	Takeuchi Manufacturing Co. Ltd.	40,041	1,099
	Global One Real Estate Investment Corp.	1,417	1,096
	Daishi Hokuetsu Financial Group Inc.	49,148	1,095
	DCM Holdings Co. Ltd.	104,462	1,094
	Acom Co. Ltd.	445,926	1,093
	Katitas Co. Ltd.	55,600	1,086
	CKD Corp.	71,145	1,084
	Joyful Honda Co. Ltd.	81,314	1,083
	Sakata Seed Corp.	36,950	1,081
	TOKAI Holdings Corp.	165,775	1,077
	Hokuhoku Financial Group Inc.	148,705	1,072
	Sumitomo Osaka Cement Co. Ltd.	38,026	1,069
	Tomy Co. Ltd.	93,986	1,062
*	Shikoku Electric Power Co. Inc.	179,725	1,062
	Toei Co. Ltd.	7,868	1,059
	Fukuoka REIT Corp.	874	1,050
	Mani Inc.	80,015	1,047
*	Shochiku Co. Ltd.	11,656	1,047
	Toridoll Holdings Corp.	48,900	1,043
	Fuji Kyuko Co. Ltd.	27,093	1,041
	Hokuetsu Corp.	156,756	1,037
	Advance Logistics Investment Corp.	1,021	1,035
	Heiwa Real Estate Co. Ltd.	35,835	1,025
	Sangetsu Corp.	61,005	1,017
	Justsystems Corp.	38,442	1,016
	Nippon Paper Industries Co. Ltd.	126,109	1,010
		Shares	Market Value• ($000)
	Benefit One Inc.	73,180	1,007
	SOSiLA Logistics REIT Inc.	1,011	1,005
	Nipro Corp.	133,148	1,003
	Nihon Parkerizing Co. Ltd.	127,451	998
	Star Asia Investment Corp.	2,438	998
	Shoei Co. Ltd.	53,200	987
	NS Solutions Corp.	36,148	984
	Dexerials Corp.	51,680	983
	NEC Networks & System Integration Corp.	78,585	980
	Nippon Soda Co. Ltd.	28,272	975
	Open Up Group Inc.	65,474	970
	San-In Godo Bank Ltd.	170,798	960
*	Atom Corp.	155,051	955
	Hankyu Hanshin REIT Inc.	890	954
	Itoham Yonekyu Holdings Inc.	173,236	949
	Information Services International-Dentsu Ltd.	26,892	948
	Takuma Co. Ltd.	90,252	944
	Japan Material Co. Ltd.	62,836	942
	DTS Corp.	39,412	936
	Toyobo Co. Ltd.	123,292	931
	Tsubakimoto Chain Co.	37,544	930
	Royal Holdings Co. Ltd.	43,779	928
	Okumura Corp.	37,785	927
	Round One Corp.	213,703	924
*	Hokuriku Electric Power Co.	196,242	917
	Japan Aviation Electronics Industry Ltd.	52,291	917
	Sumitomo Warehouse Co. Ltd.	55,136	916
	Makino Milling Machine Co. Ltd.	24,913	911
	Milbon Co. Ltd.	21,514	907
	Hokkoku Financial Holdings Inc.	25,784	901
	Valor Holdings Co. Ltd.	58,725	899
	Kandenko Co. Ltd.	118,814	895
	Fuji Oil Holdings Inc.	57,790	893
	Juroku Financial Group Inc.	40,237	891
	Aiful Corp.	325,542	885
	Tokyo Steel Manufacturing Co. Ltd.	87,949	885
	Kusuri no Aoki Holdings Co. Ltd.	18,326	879
	Fukuyama Transporting Co. Ltd.	32,845	878
	Nishimatsu Construction Co. Ltd.	33,021	868
	Wacom Co. Ltd.	170,731	867
	Tokai Rika Co. Ltd.	62,670	866
	Idec Corp.	35,279	864
	Toshiba TEC Corp.	29,687	862
	Okamura Corp.	79,823	852
	Okasan Securities Group Inc.	270,256	849
	Aichi Financial Group Inc.	53,943	847

50

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Monex Group Inc.	219,318	833
	Ariake Japan Co. Ltd.	20,417	828
	North Pacific Bank Ltd.	387,193	828
	Daio Paper Corp.	101,666	824
[1]	Ichigo Office REIT Investment Corp.	1,268	821
	Senko Group Holdings Co. Ltd.	114,710	820
	Create Restaurants Holdings Inc.	112,376	820
	Taikisha Ltd.	30,167	817
	Base Co. Ltd.	18,600	816
	Kumiai Chemical Industry Co. Ltd.	121,037	806
*	Okinawa Cellular Telephone Co.	36,056	806
*	Hokkaido Electric Power Co. Inc.	213,070	803
	JAFCO Group Co. Ltd.	62,965	802
	KYB Corp.	25,127	802
	Kiyo Bank Ltd.	68,300	799
	Iriso Electronics Co. Ltd.	23,307	798
	Paramount Bed Holdings Co. Ltd.	44,922	797
	San-Ai Obbli Co. Ltd.	75,342	794
[1]	Seiren Co. Ltd.	47,682	793
	Eizo Corp.	24,110	790
	Takara Bio Inc.	62,186	785
	Suruga Bank Ltd.	205,883	781
	Nojima Corp.	72,400	777
	Daihen Corp.	23,607	777
	Raito Kogyo Co. Ltd.	52,688	777
	Nippon Light Metal Holdings Co. Ltd.	74,034	776
	Rorze Corp.	10,456	775
	JCR Pharmaceuticals Co. Ltd.	71,232	770
	Prima Meat Packers Ltd.	45,165	765
	CRE Logistics REIT Inc.	555	764
	Kumagai Gumi Co. Ltd.	35,837	762
	Raiznext Corp.	71,123	762
	Meidensha Corp.	55,815	758
	Osaka Soda Co. Ltd.	23,419	758
	Nippn Corp.	58,263	757
	ZERIA Pharmaceutical Co. Ltd.	42,105	755
	Saizeriya Co. Ltd.	29,981	754
	Riken Keiki Co. Ltd.	19,620	754
*,1	Toei Animation Co. Ltd.	7,350	749
	Hosiden Corp.	58,434	748
	Ichibanya Co. Ltd.	18,624	740
	Trusco Nakayama Corp.	42,618	740
	Kissei Pharmaceutical Co. Ltd.	36,252	734
	Autobacs Seven Co. Ltd.	64,414	732
	Komeri Co. Ltd.	31,370	730
	Arcs Co. Ltd.	40,041	728
	Yamazen Corp.	93,692	727
	Nextage Co. Ltd.	40,100	727
	Iino Kaiun Kaisha Ltd.	96,495	726
*	Leopalace21 Corp.	274,076	723
	GungHo Online Entertainment Inc.	37,634	723
*	RENOVA Inc.	50,800	720
	Organo Corp.	29,672	717
	Transcosmos Inc.	30,577	713
	KH Neochem Co. Ltd.	41,237	711
		Shares	Market Value• ($000)
	Mitsui-Soko Holdings Co. Ltd.	24,200	710
	Mirai Corp.	2,111	705
	Oki Electric Industry Co. Ltd.	129,310	701
	Okamoto Industries Inc.	23,229	692
	Nanto Bank Ltd.	37,921	691
	Taihei Dengyo Kaisha Ltd.	22,530	687
	Maruha Nichiro Corp.	36,832	686
	Nichicon Corp.	72,014	683
	Kohnan Shoji Co. Ltd.	25,277	682
*	West Holdings Corp.	28,614	682
	Noevir Holdings Co. Ltd.	16,627	678
	MOS Food Services Inc.	29,486	677
	Megmilk Snow Brand Co. Ltd.	47,106	676
	Ai Holdings Corp.	38,536	675
*	HIS Co. Ltd.	44,648	673
	Mochida Pharmaceutical Co. Ltd.	26,180	673
	Japan Securities Finance Co. Ltd.	88,981	672
	Taiyo Holdings Co. Ltd.	37,140	671
	Argo Graphics Inc.	23,700	668
	Hyakugo Bank Ltd.	230,738	666
	Seiko Group Corp.	30,293	665
	Zojirushi Corp.	50,698	665
	Kaga Electronics Co. Ltd.	18,718	664
	San-A Co. Ltd.	19,616	663
	JVCKenwood Corp.	194,475	663
	Funai Soken Holdings Inc.	34,456	661
	Optex Group Co. Ltd.	43,868	660
	Tokai Tokyo Financial Holdings Inc.	254,834	660
	Toyo Ink SC Holdings Co. Ltd.	40,822	659
	Sanki Engineering Co. Ltd.	59,398	657
	Mitsuboshi Belting Ltd.	22,801	653
*	Amvis Holdings Inc.	29,991	653
	ASKUL Corp.	48,910	652
	Monogatari Corp.	31,026	652
*	Universal Entertainment Corp.	30,890	650
	Starts Corp. Inc.	34,360	649
	Yodogawa Steel Works Ltd.	30,970	649
	AZ-COM Maruwa Holdings Inc.	43,988	649
	Konishi Co. Ltd.	43,080	647
	Max Co. Ltd.	40,518	647
	Musashi Seimitsu Industry Co. Ltd.	47,904	646
	Nichiha Corp.	30,468	644
	Hioki EE Corp.	9,659	643
	SAMTY Co. Ltd.	39,300	641
	Matsui Securities Co. Ltd.	111,123	636
	Nomura Co. Ltd.	91,540	634
*	euglena Co. Ltd.	96,608	633
	Systena Corp.	305,620	632
	Nisshin Oillio Group Ltd.	25,290	632
	Shibuya Corp.	34,104	631
	UACJ Corp.	31,569	630
	Fuso Chemical Co. Ltd.	22,612	629

51

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Mitsubishi Pencil Co. Ltd.	48,092	629
	TBS Holdings Inc.	41,737	629
	en japan Inc.	34,800	625
	Kanamoto Co. Ltd.	37,175	623
	Change Holdings Inc.	36,700	621
	Japan Wool Textile Co. Ltd.	83,200	618
	KOMEDA Holdings Co. Ltd.	32,758	618
	Nishimatsuya Chain Co. Ltd.	51,980	616
	Mitsuuroko Group Holdings Co. Ltd.	62,700	615
	Takara Standard Co. Ltd.	50,881	615
	Awa Bank Ltd.	41,023	614
	Nachi-Fujikoshi Corp.	21,713	614
	Ryosan Co. Ltd.	25,778	609
	Fuji Seal International Inc.	53,503	608
	Earth Corp.	16,539	606
*	C Uyemura & Co. Ltd.	12,500	603
	Musashino Bank Ltd.	36,551	593
	Nissha Co. Ltd.	43,428	593
	Totetsu Kogyo Co. Ltd.	29,670	593
	Toyo Construction Co. Ltd.	82,570	591
	UT Group Co. Ltd.	30,700	588
*	Altech Corp.	31,100	587
	Gunze Ltd.	16,922	585
	eGuarantee Inc.	37,600	584
	Kato Sangyo Co. Ltd.	21,899	582
	Sakata INX Corp.	71,306	582
	Kitz Corp.	84,988	581
	Ogaki Kyoritsu Bank Ltd.	42,619	580
*	Tsuburaya Fields Holdings Inc.	42,442	578
	Dip Corp.	23,406	577
	Create SD Holdings Co. Ltd.	23,699	575
	Tocalo Co. Ltd.	61,156	574
	Shibaura Machine Co. Ltd.	24,593	573
	Procrea Holdings Inc.	35,810	573
	Infomart Corp.	265,932	572
	Maxell Ltd.	51,702	569
	Japan Pulp & Paper Co. Ltd.	14,749	569
	Nishio Holdings Co. Ltd.	23,933	569
	Fuji Co. Ltd.	43,416	567
	Tokyo Kiraboshi Financial Group Inc.	27,765	566
	Star Micronics Co. Ltd.	43,443	565
	T Hasegawa Co. Ltd.	23,499	559
	Noritz Corp.	41,141	558
*	Raksul Inc.	54,600	556
	Showa Sangyo Co. Ltd.	28,186	555
	PAL GROUP Holdings Co. Ltd.	24,102	553
	Toho Titanium Co. Ltd.	36,950	552
	Cybozu Inc.	27,588	551
	United Super Markets Holdings Inc.	63,835	551
	Nitto Kogyo Corp.	27,777	550
	Valqua Ltd.	21,831	549
	Simplex Holdings Inc.	31,500	548
*	Asanuma Corp.	23,800	547
[1]	Maeda Kosen Co. Ltd.	22,800	546
		Shares	Market Value• ($000)
	Shizuoka Gas Co. Ltd.	63,738	542
	Adastria Co. Ltd.	28,372	535
	Nippon Carbon Co. Ltd.	17,451	535
	Central Glass Co. Ltd.	24,716	534
	Shin-Etsu Polymer Co. Ltd.	54,132	533
	Nippon Densetsu Kogyo Co. Ltd.	41,038	532
	Senshu Ikeda Holdings Inc.	302,264	532
	Ohsho Food Service Corp.	11,650	531
	Yokogawa Bridge Holdings Corp.	32,459	531
	JCU Corp.	22,498	531
	Financial Partners Group Co. Ltd.	65,118	530
	Premium Group Co. Ltd.	44,100	529
	Keiyo Bank Ltd.	127,153	528
	Matsuyafoods Holdings Co. Ltd.	16,763	527
	FCC Co. Ltd.	40,838	526
	Tsugami Corp.	50,662	526
	Japan Lifeline Co. Ltd.	75,708	521
	Shinmaywa Industries Ltd.	57,829	521
[1]	Kura Sushi Inc.	21,610	517
	SKY Perfect JSAT Holdings Inc.	131,930	514
	Hogy Medical Co. Ltd.	20,496	513
	MCJ Co. Ltd.	74,208	513
*,1	W-Scope Corp.	61,783	513
	Mitsubishi Logisnext Co. Ltd.	70,361	512
	Kyorin Pharmaceutical Co. Ltd.	39,787	512
	Takara Leben Real Estate Investment Corp.	761	512
	Fuji Media Holdings Inc.	54,184	508
*	Nippon Sheet Glass Co. Ltd.	104,982	508
	Yonex Co. Ltd.	42,528	508
*	Kanematsu Electronics Ltd.	11,145	507
	eRex Co. Ltd.	39,661	507
*,1	Toyo Gosei Co. Ltd.	8,900	507
	Nippon Pillar Packing Co. Ltd.	18,200	506
*,1	Oisix ra daichi Inc.	27,054	506
[1]	Snow Peak Inc.	33,400	506
	Heiwado Co. Ltd.	33,262	505
	Nagawa Co. Ltd.	10,800	504
	Future Corp.	39,232	502
	Meiko Electronics Co. Ltd.	24,718	499
	KeePer Technical Laboratory Co. Ltd.	13,426	499
	Orient Corp.	59,574	497
	Tokyotokeiba Co. Ltd.	15,730	497
	Mizuno Corp.	19,815	495
	BML Inc.	22,003	494
	Tri Chemical Laboratories Inc.	30,500	493
	Topre Corp.	48,412	491
	Tamura Corp.	85,447	490
	Hirata Corp.	9,815	490
*	Chiyoda Corp.	165,808	489

52

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Sumitomo Mitsui Construction Co. Ltd.	171,932	487
	Pacific Industrial Co. Ltd.	53,792	486
*	Ringer Hut Co. Ltd.	27,398	486
	Nippon Signal Company Ltd.	59,421	485
*	Kosaido Holdings Co. Ltd.	24,400	485
	Kameda Seika Co. Ltd.	14,538	484
	Yuasa Trading Co. Ltd.	16,626	483
	ESCON Japan REIT Investment Corp.	584	482
	Riso Kagaku Corp.	26,283	479
	Nissan Shatai Co. Ltd.	69,610	478
	Sagami Holdings Corp.	48,711	478
	Tonami Holdings Co. Ltd.	14,069	477
	Mandom Corp.	40,027	476
	Retail Partners Co. Ltd.	42,200	475
	Nippon Fine Chemical Co. Ltd.	24,300	475
	Samty Residential Investment Corp.	557	474
	Morita Holdings Corp.	44,916	473
	Elecom Co. Ltd.	49,422	469
	Nikkiso Co. Ltd.	66,720	469
	Toyo Tanso Co. Ltd.	16,135	469
	Noritake Co. Ltd.	13,640	468
	Relia Inc.	43,406	466
	GLOBERIDE Inc.	25,400	466
	Yokorei Co. Ltd.	57,927	466
	Nippon Yakin Kogyo Co. Ltd.	15,931	463
	Mitsubishi Shokuhin Co. Ltd.	17,935	463
	Bunka Shutter Co. Ltd.	54,248	462
	Hiday Hidaka Corp.	27,249	458
	OSAKA Titanium Technologies Co. Ltd.	21,514	458
	SBS Holdings Inc.	18,800	458
	Wakita & Co. Ltd.	44,899	457
	Chudenko Corp.	27,682	454
	Management Solutions Co. Ltd.	19,126	453
	TOMONY Holdings Inc.	166,308	452
	Arata Corp.	13,849	450
	Nittoku Co. Ltd.	23,400	450
	Exedy Corp.	31,163	449
	Hyakujushi Bank Ltd.	32,678	449
	Koshidaka Holdings Co. Ltd.	52,768	447
	Starts Proceed Investment Corp.	264	447
	Token Corp.	7,666	446
	United Arrows Ltd.	30,478	445
*	CTI Engineering Co. Ltd.	18,300	445
	Sanyo Denki Co. Ltd.	8,859	443
	Sanyo Special Steel Co. Ltd.	24,777	439
	Gree Inc.	84,739	439
	Daiichi Jitsugyo Co. Ltd.	10,257	438
	Belc Co. Ltd.	9,658	436
	Sanyo Chemical Industries Ltd.	13,852	435
	Septeni Holdings Co. Ltd.	158,100	435
	Hamakyorex Co. Ltd.	16,929	433
	Life Corp.	20,410	433
	Strike Co. Ltd.	16,130	433
		Shares	Market Value• ($000)
	Aeon Delight Co. Ltd.	19,514	432
	Restar Holdings Corp.	27,627	432
	Towa Pharmaceutical Co. Ltd.	30,180	431
	I'll Inc.	21,100	430
	Bank of Nagoya Ltd.	16,918	428
*	Shibaura Mechatronics Corp.	3,800	425
	Fukushima Galilei Co. Ltd.	11,248	424
	Shin Nippon Biomedical Laboratories Ltd.	23,210	424
	S Foods Inc.	19,036	424
	Insource Co. Ltd.	46,200	424
	Megachips Corp.	17,817	423
	Nafco Co. Ltd.	30,900	422
	Nitto Boseki Co. Ltd.	30,169	421
	Digital Arts Inc.	11,256	419
	One REIT Inc.	237	419
	Health Care & Medical Investment Corp.	348	418
	TSI Holdings Co. Ltd.	86,784	414
	Roland Corp.	13,800	414
	Okinawa Financial Group Inc.	26,780	413
	Nagaileben Co. Ltd.	26,483	412
	Kisoji Co. Ltd.	23,700	411
*	M&A Capital Partners Co. Ltd.	14,544	411
	Sankei Real Estate Inc.	668	411
	Itochu Enex Co. Ltd.	47,888	410
	Doutor Nichires Holdings Co. Ltd.	25,971	410
*	giftee Inc.	24,741	410
*	Matsuya Co. Ltd.	47,219	409
	Chugoku Marine Paints Ltd.	46,736	408
	Avex Inc.	35,555	407
	Nippon Koei Co. Ltd.	14,535	405
	Nitta Corp.	17,811	405
*	Arisawa Manufacturing Co. Ltd.	44,000	405
	Totech Corp.	12,800	404
	Shima Seiki Manufacturing Ltd.	29,468	403
*	Sun Corp.	25,200	403
	Prestige International Inc.	92,206	402
	Koa Corp.	32,069	402
*	Okinawa Electric Power Co. Inc.	49,344	402
	Piolax Inc.	26,988	401
	Mitani Sekisan Co. Ltd.	11,300	399
	Intage Holdings Inc.	34,150	398
	Shoei Foods Corp.	13,541	398
	Eiken Chemical Co. Ltd.	34,156	397
	Yellow Hat Ltd.	27,966	397
	Ichigo Inc.	206,543	395
	Toa Corp.	18,218	395
	Maruzen Showa Unyu Co. Ltd.	15,738	394
	Tosei REIT Investment Corp.	410	391
	Sekisui Jushi Corp.	24,171	388
	Yokowo Co. Ltd.	26,240	388
	Aida Engineering Ltd.	61,434	387
	Sumida Corp.	31,055	386
	Comture Corp.	26,100	385

53

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Press Kogyo Co. Ltd.	95,393	383
	Ryoyo Electro Corp.	21,006	383
	PHC Holdings Corp.	37,200	382
[1]	Tama Home Co. Ltd.	13,900	380
	VT Holdings Co. Ltd.	96,394	379
*,1	Furuya Metal Co. Ltd.	5,700	379
	Axial Retailing Inc.	14,534	377
	Nippon Seiki Co. Ltd.	59,191	377
	Nippon Ceramic Co. Ltd.	18,810	376
	Tokyu Construction Co. Ltd.	70,780	375
	Curves Holdings Co. Ltd.	64,368	375
	FULLCAST Holdings Co. Ltd.	20,596	374
	Kyokuto Kaihatsu Kogyo Co. Ltd.	29,662	374
	Aeon Hokkaido Corp.	62,300	374
*	PKSHA Technology Inc.	26,888	374
	Komori Corp.	48,087	373
	Ricoh Leasing Co. Ltd.	12,837	371
	Sato Holdings Corp.	21,793	369
	Towa Corp.	24,538	369
	Nippon Kanzai Holdings Co. Ltd.	18,925	369
	Fujibo Holdings Inc.	15,549	366
	Hakuto Co. Ltd.	11,645	366
	MARUKA FURUSATO Corp.	18,900	366
	Doshisha Co. Ltd.	22,997	362
	ARCLANDS Corp.	31,880	361
	Fuji Pharma Co. Ltd.	39,700	361
	Infocom Corp.	21,615	359
	Tsurumi Manufacturing Co. Ltd.	20,904	358
	Sodick Co. Ltd.	64,514	357
	Usen-Next Holdings Co. Ltd.	15,894	357
	Gakken Holdings Co. Ltd.	55,112	355
	Pharma Foods International Co. Ltd.	27,406	355
	LITALICO Inc.	19,800	355
	Tokyo Electron Device Ltd.	6,172	354
	Saibu Gas Holdings Co. Ltd.	25,392	354
	JINS Holdings Inc.	16,430	354
	Anicom Holdings Inc.	91,036	354
	Konoike Transport Co. Ltd.	30,059	354
	Sala Corp.	62,500	354
	Nittetsu Mining Co. Ltd.	13,044	353
	Geo Holdings Corp.	29,064	352
	Arcland Service Holdings Co. Ltd.	16,736	352
	Asahi Diamond Industrial Co. Ltd.	52,460	351
	Siix Corp.	34,936	351
	Zuken Inc.	13,835	351
	RS Technologies Co. Ltd.	15,600	350
	Sintokogio Ltd.	48,078	349
	Kurabo Industries Ltd.	18,804	346
*	Avant Group Corp.	33,400	346
	Fujimori Kogyo Co. Ltd.	14,830	345
	Noritsu Koki Co. Ltd.	21,005	345
	Belluna Co. Ltd.	62,677	344
	Toho Bank Ltd.	208,550	344
	WingArc1st Inc.	21,100	344
		Shares	Market Value• ($000)
	Sakai Moving Service Co. Ltd.	9,659	340
	Bell System24 Holdings Inc.	32,948	339
	Chofu Seisakusho Co. Ltd.	18,611	336
	Onward Holdings Co. Ltd.	121,059	335
	Roland DG Corp.	13,246	333
	YAMABIKO Corp.	33,547	332
	Oiles Corp.	26,171	331
	Teikoku Electric Manufacturing Co. Ltd.	18,718	330
	Nippon Road Co. Ltd.	5,574	330
	Uchida Yoko Co. Ltd.	8,659	330
	Keihanshin Building Co. Ltd.	34,831	329
	Nippon Denko Co. Ltd.	128,976	329
	Kyoei Steel Ltd.	24,302	329
	Daito Pharmaceutical Co. Ltd.	17,650	329
*	Vision Inc.	26,213	329
	Aoyama Trading Co. Ltd.	47,982	328
	Bando Chemical Industries Ltd.	40,803	328
	IDOM Inc.	53,053	328
	Tamron Co. Ltd.	13,427	328
	Furukawa Co. Ltd.	33,047	327
	Inageya Co. Ltd.	26,965	327
	Oyo Corp.	21,602	325
	Tsubaki Nakashima Co. Ltd.	46,402	325
	Hokuto Corp.	23,605	324
	Kanto Denka Kogyo Co. Ltd.	42,587	323
	Mars Group Holdings Corp.	14,458	323
	Daiki Aluminium Industry Co. Ltd.	31,435	323
	ASAHI YUKIZAI Corp.	13,744	322
	Sumitomo Seika Chemicals Co. Ltd.	9,959	322
	Fujicco Co. Ltd.	22,701	321
	Ryobi Ltd.	27,577	321
	Torii Pharmaceutical Co. Ltd.	12,642	321
	DyDo Group Holdings Inc.	8,559	320
	Ishihara Sangyo Kaisha Ltd.	37,039	320
	Trancom Co. Ltd.	6,372	320
	Obara Group Inc.	10,145	319
	m-up Holdings Inc.	34,900	318
*	Mitsui E&S Co. Ltd.	82,157	316
	KPP Group Holdings Co. Ltd.	66,271	316
	Sinfonia Technology Co. Ltd.	24,678	315
	Daiken Corp.	18,235	313
	Sanyo Electric Railway Co. Ltd.	17,823	312
	Tosei Corp.	26,173	311
	Shikoku Kasei Holdings Corp.	29,844	311
	Shinko Shoji Co. Ltd.	35,130	310
	SWCC Corp.	23,899	310

54

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Ki-Star Real Estate Co. Ltd.	10,300	310
	Meisei Industrial Co. Ltd.	44,584	308
	KFC Holdings Japan Ltd.	14,434	307
	San ju San Financial Group Inc.	26,173	307
	NS United Kaiun Kaisha Ltd.	10,455	306
	Daikyonishikawa Corp.	61,145	306
	ZIGExN Co. Ltd.	82,000	305
*	Nippon Chemi-Con Corp.	20,296	303
	S-Pool Inc.	65,260	303
	Weathernews Inc.	5,974	300
	TRE Holdings Corp.	34,200	300
	Torishima Pump Manufacturing Co. Ltd.	25,601	298
	MEC Co. Ltd.	15,946	298
	Tachibana Eletech Co. Ltd.	19,400	296
	Micronics Japan Co. Ltd.	32,347	295
	Fixstars Corp.	28,600	295
	Pressance Corp.	20,263	293
	Kyokuyo Co. Ltd.	11,057	291
	Nippon Thompson Co. Ltd.	67,094	291
	Senshu Electric Co. Ltd.	12,662	290
	Hibiya Engineering Ltd.	17,395	288
	Sinanen Holdings Co. Ltd.	10,360	288
	Mitsui DM Sugar Holdings Co. Ltd.	17,029	286
	Eagle Industry Co. Ltd.	29,576	285
	T-Gaia Corp.	23,004	282
	Unipres Corp.	40,520	282
	Yamagata Bank Ltd.	35,358	281
*,1	Demae-Can Co. Ltd.	100,900	281
	Hosokawa Micron Corp.	12,842	278
*,1	Fujio Food Group Inc.	26,800	278
	Topy Industries Ltd.	20,118	277
	Tsukishima Holdings Co. Ltd.	34,137	277
	Godo Steel Ltd.	12,258	276
	Nohmi Bosai Ltd.	21,400	276
	Alconix Corp.	27,120	276
	Osaka Organic Chemical Industry Ltd.	18,200	276
[1]	J Trust Co. Ltd.	94,143	275
	ESPEC Corp.	18,212	275
	gremz Inc.	17,300	275
	Katakura Industries Co. Ltd.	20,500	274
	Starzen Co. Ltd.	15,932	274
	Key Coffee Inc.	17,722	273
	Marudai Food Co. Ltd.	24,196	273
	METAWATER Co. Ltd.	20,696	273
	Tokai Corp.	18,018	272
	Genky DrugStores Co. Ltd.	9,200	272
	Computer Engineering & Consulting Ltd.	26,028	271
	Nippon Parking Development Co. Ltd.	157,410	271
	Takasago International Corp.	14,233	271
	Pack Corp.	11,846	271
	Bank of the Ryukyus Ltd.	39,542	270
		Shares	Market Value• ($000)
	Teikoku Sen-I Co. Ltd.	21,303	270
	Hoosiers Holdings Co. Ltd.	43,400	270
	K&O Energy Group Inc.	15,136	270
	TechMatrix Corp.	22,600	270
	Riso Kyoiku Co. Ltd.	123,300	269
	Miyazaki Bank Ltd.	14,971	268
	Sumitomo Densetsu Co. Ltd.	12,835	267
	Joshin Denki Co. Ltd.	17,814	266
	Japan Transcity Corp.	53,276	266
	Enplas Corp.	7,851	265
	Nichireki Co. Ltd.	20,800	264
	AOKI Holdings Inc.	37,723	263
	Yondoshi Holdings Inc.	20,118	263
	Warabeya Nichiyo Holdings Co. Ltd.	15,939	263
	Airtrip Corp.	13,100	263
	Kamei Corp.	22,696	261
	France Bed Holdings Co. Ltd.	32,598	259
	Macromill Inc.	38,887	259
[1]	Remixpoint Inc.	140,784	259
	Vital KSK Holdings Inc.	35,842	258
	TPR Co. Ltd.	24,872	257
	JAC Recruitment Co. Ltd.	13,734	257
	Keiyo Co. Ltd.	41,414	256
	Miroku Jyoho Service Co. Ltd.	20,512	256
	Nissei ASB Machine Co. Ltd.	8,163	256
	Yamanashi Chuo Bank Ltd.	30,656	256
	Canon Electronics Inc.	18,716	255
	G-Tekt Corp.	23,304	255
	Sinko Industries Ltd.	19,209	255
	Yurtec Corp.	42,051	255
	Broadleaf Co. Ltd.	80,826	255
*,1	SRE Holdings Corp.	11,383	255
	Tanseisha Co. Ltd.	42,849	254
	Pasona Group Inc.	18,420	254
	Happinet Corp.	17,534	253
	Daiwa Industries Ltd.	23,977	253
	Halows Co. Ltd.	10,661	253
	ES-Con Japan Ltd.	39,500	252
	Mimasu Semiconductor Industry Co. Ltd.	13,034	252
	Takamatsu Construction Group Co. Ltd.	15,329	249
	HI-LEX Corp.	27,600	249
	Chilled & Frozen Logistics Holdings Co. Ltd.	25,600	249
	Aichi Steel Corp.	12,247	245
	Sun Frontier Fudousan Co. Ltd.	25,204	245
	ARTERIA Networks Corp.	25,600	245
	Aisan Industry Co. Ltd.	34,151	244
*	Istyle Inc.	61,176	244
	Elan Corp.	32,600	244
	Akita Bank Ltd.	18,324	242
	Bank of Iwate Ltd.	15,124	241
	Okabe Co. Ltd.	38,911	241
	Riken Vitamin Co. Ltd.	16,028	240
	Toyo Corp.	23,295	240
	Qol Holdings Co. Ltd.	26,127	240

55

Pacific Stock Index Fund
		Shares	Market Value• ($000)
*	Kappa Create Co. Ltd.	21,493	239
	Shikoku Bank Ltd.	36,736	239
	TOC Co. Ltd.	48,492	239
	Elematec Corp.	18,728	238
	Carta Holdings Inc.	22,300	238
[1]	Alpen Co. Ltd.	15,528	237
*	Modec Inc.	21,709	236
	Oita Bank Ltd.	15,529	236
	Tachi-S Co. Ltd.	26,371	236
	Tenma Corp.	13,634	235
	Maxvalu Tokai Co. Ltd.	11,800	235
	Oriental Shiraishi Corp.	96,929	235
	Fukui Bank Ltd.	21,296	231
	Ichikoh Industries Ltd.	57,144	231
	JP-Holdings Inc.	100,445	231
	Tochigi Bank Ltd.	112,442	230
	Vector Inc.	24,294	230
	COLOPL Inc.	48,882	230
	Itochu-Shokuhin Co. Ltd.	5,676	228
	Zenrin Co. Ltd.	35,095	227
	Mirarth Holdings Inc.	80,012	226
[1]	YA-MAN Ltd.	26,170	226
	Alpha Systems Inc.	7,367	224
	Dai-Dan Co. Ltd.	12,369	224
*	Pacific Metals Co. Ltd.	16,133	224
	Seikagaku Corp.	36,422	224
	Ehime Bank Ltd.	35,541	223
	J-Oil Mills Inc.	18,816	223
	Giken Ltd.	14,037	221
	Anest Iwata Corp.	29,550	221
	Mie Kotsu Group Holdings Inc.	51,136	221
*	Japan Display Inc.	729,539	221
	Solasto Corp.	47,200	220
	Daikokutenbussan Co. Ltd.	5,477	219
	Matsuda Sangyo Co. Ltd.	13,043	217
	TV Asahi Holdings Corp.	18,600	215
	JM Holdings Co. Ltd.	14,700	215
	Chubu Shiryo Co. Ltd.	26,079	214
	Daiho Corp.	7,424	213
	Nihon Nohyaku Co. Ltd.	41,781	212
	Direct Marketing MiX Inc.	24,000	211
*	Takatori Corp.	7,112	210
	Union Tool Co.	8,756	209
	Mitsubishi Research Institute Inc.	5,771	209
	ASKA Pharmaceutical Holdings Co. Ltd.	22,204	208
	Ines Corp.	20,288	207
	Hokkaido Gas Co. Ltd.	14,349	205
	Kansai Food Market Ltd.	18,112	205
	Futaba Corp.	52,900	204
	Goldcrest Co. Ltd.	15,126	203
	Rheon Automatic Machinery Co. Ltd.	21,186	203
	Futaba Industrial Co. Ltd.	60,029	201
*	KNT-CT Holdings Co. Ltd.	17,349	201
[1]	Rock Field Co. Ltd.	17,912	200
	YAKUODO Holdings Co. Ltd.	10,952	200
*	Jamco Corp.	19,355	199
	World Co. Ltd.	17,800	199
	DKK Co. Ltd.	11,646	198
		Shares	Market Value• ($000)
	Kurimoto Ltd.	13,345	198
	Honeys Holdings Co. Ltd.	17,130	198
	Proto Corp.	22,500	197
	Aiphone Co. Ltd.	12,345	195
	Tekken Corp.	13,742	195
	World Holdings Co. Ltd.	9,600	195
	Shinwa Co. Ltd.	12,349	194
*	Kintetsu Department Store Co. Ltd.	10,658	194
	Riken Technos Corp.	43,193	194
*	Tatsuta Electric Wire & Cable Co. Ltd.	36,944	194
	Sparx Group Co. Ltd.	17,780	194
	Cawachi Ltd.	11,246	193
	EM Systems Co. Ltd.	33,500	193
	Denyo Co. Ltd.	13,729	192
	Neturen Co. Ltd.	35,940	191
	Sumitomo Riko Co. Ltd.	35,833	191
	SIGMAXYZ Holdings Inc.	24,300	191
*	Sourcenext Corp.	113,100	190
	Xebio Holdings Co. Ltd.	21,398	190
	Chori Co. Ltd.	9,952	189
	Aeon Fantasy Co. Ltd.	7,870	189
[1]	Midac Holdings Co. Ltd.	13,435	189
	Wellneo Sugar Co. Ltd.	14,900	188
*,1	PIA Corp.	7,671	187
	G-7 Holdings Inc.	17,700	187
	Yukiguni Maitake Co. Ltd.	25,000	187
	Fujiya Co. Ltd.	9,951	185
	Nagatanien Holdings Co. Ltd.	11,448	185
	Shindengen Electric Manufacturing Co. Ltd.	7,264	185
	Link & Motivation Inc.	51,600	185
	Kawada Technologies Inc.	6,180	185
	Shinnihon Corp.	23,682	184
	Toho Zinc Co. Ltd.	13,438	184
	Hochiki Corp.	15,400	183
	Icom Inc.	9,000	183
	Ryoden Corp.	11,940	183
	JDC Corp.	40,500	183
	Onoken Co. Ltd.	15,930	182
	Chiyoda Integre Co. Ltd.	10,546	181
*	Fujita Kanko Inc.	6,965	181
	Sakai Chemical Industry Co. Ltd.	13,428	180
	ValueCommerce Co. Ltd.	18,600	180
	FIDEA Holdings Co. Ltd.	17,890	178
	Daido Metal Co. Ltd.	45,734	177
	V Technology Co. Ltd.	7,958	177
	Nichiban Co. Ltd.	11,800	175
	Inui Global Logistics Co. Ltd.	13,803	175
	Osaki Electric Co. Ltd.	41,910	174
	Nippon Rietec Co. Ltd.	18,500	174
	Mitsuba Corp.	39,939	173
	Pole To Win Holdings Inc.	25,600	173
	Shin Nippon Air Technologies Co. Ltd.	12,000	172
	CTS Co. Ltd.	29,491	171
	Kanagawa Chuo Kotsu Co. Ltd.	7,270	171
	Krosaki Harima Corp.	3,781	171
	Nichiden Corp.	11,540	171

56

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Tokushu Tokai Paper Co. Ltd.	7,860	171
	Fukuda Corp.	4,776	170
	Toyo Kanetsu KK	8,460	169
	Ebase Co. Ltd.	33,400	169
	Softcreate Holdings Corp.	14,396	169
	Stella Chemifa Corp.	8,459	168
	Furuno Electric Co. Ltd.	24,689	168
	Chiyoda Co. Ltd.	27,087	167
	Komatsu Matere Co. Ltd.	32,943	167
	Toenec Corp.	6,568	167
	St. Marc Holdings Co. Ltd.	12,234	167
	Nissin Corp.	10,549	166
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	12,019	165
	Marvelous Inc.	33,169	165
	Marusan Securities Co. Ltd.	53,329	165
	GMO GlobalSign Holdings KK	5,811	165
	Seika Corp.	9,954	164
	Shibusawa Warehouse Co. Ltd.	9,556	163
	LEC Inc.	25,884	163
	BRONCO BILLY Co. Ltd.	8,059	161
	Hokkan Holdings Ltd.	15,555	160
*	TerraSky Co. Ltd.	8,390	160
*	Net Protections Holdings Inc.	42,300	160
	CMK Corp.	46,881	159
	Cosel Co. Ltd.	19,897	159
	Okuwa Co. Ltd.	23,977	158
	Melco Holdings Inc.	6,359	157
*	Optim Corp.	22,782	156
	Fudo Tetra Corp.	11,771	155
	Tosho Co. Ltd.	15,231	154
	Riken Corp.	7,660	154
	Studio Alice Co. Ltd.	9,656	152
	Tess Holdings Co. Ltd.	17,200	152
	Bank of Saga Ltd.	12,244	151
	Aichi Corp.	24,182	150
	Kyodo Printing Co. Ltd.	7,165	149
	Kanaden Corp.	16,616	148
	Optorun Co. Ltd.	9,700	148
	Taki Chemical Co. Ltd.	4,300	147
	Takaoka Toko Co. Ltd.	9,752	147
	Kitanotatsujin Corp.	63,900	147
*	Open Door Inc.	13,600	147
	Advan Group Co. Ltd.	20,987	146
	Yahagi Construction Co. Ltd.	22,986	145
	Moriroku Holdings Co. Ltd.	10,200	145
	Sankyo Seiko Co. Ltd.	33,535	144
	Feed One Co. Ltd.	26,468	144
	Ministop Co. Ltd.	13,744	143
	ST Corp.	12,249	143
	Dai Nippon Toryo Co. Ltd.	22,386	142
	Koatsu Gas Kogyo Co. Ltd.	25,873	142
	CI Takiron Corp.	38,420	142
	SB Technology Corp.	8,300	142
		Shares	Market Value• ($000)
	Furukawa Battery Co. Ltd.	16,763	141
	Nitto Kohki Co. Ltd.	9,450	140
	IR Japan Holdings Ltd.	8,900	140
	Kyosan Electric Manufacturing Co. Ltd.	44,483	139
	DKS Co. Ltd.	10,000	139
	Sanshin Electronics Co. Ltd.	8,300	138
	Towa Bank Ltd.	33,647	138
	SRA Holdings	6,168	138
	Tayca Corp.	15,288	136
	NEC Capital Solutions Ltd.	6,866	136
*	MedPeer Inc.	16,688	136
	Nippon Beet Sugar Manufacturing Co. Ltd.	10,651	135
	Aruhi Corp.	16,800	134
	Ichiyoshi Securities Co. Ltd.	30,438	132
	JSP Corp.	11,248	130
	Taisei Lamick Co. Ltd.	6,174	130
	Toa Corp. (XTKS)	20,697	130
	CAC Holdings Corp.	10,247	129
	Hisaka Works Ltd.	19,202	129
	Achilles Corp.	12,130	129
	Hito Communications Holdings Inc.	11,053	129
	Central Security Patrols Co. Ltd.	6,202	128
	Amuse Inc.	9,354	128
	Digital Holdings Inc.	14,700	127
	Tokyo Energy & Systems Inc.	18,910	127
	Tomoku Co. Ltd.	10,856	127
	Sankyo Tateyama Inc.	24,977	126
	Tokyo Base Co. Ltd.	38,100	126
	Hodogaya Chemical Co. Ltd.	5,373	124
	Nippon Sharyo Ltd.	8,068	124
	Nihon Tokushu Toryo Co. Ltd.	16,700	123
	Yorozu Corp.	18,513	123
[1]	Nakayama Steel Works Ltd.	18,929	122
	FAN Communications Inc.	40,603	122
	Kamakura Shinsho Ltd.	17,800	122
	Fukui Computer Holdings Inc.	5,969	118
	Asahi Co. Ltd.	12,343	118
	CMIC Holdings Co. Ltd.	8,158	117
	Kenko Mayonnaise Co. Ltd.	12,438	114
	Maezawa Kyuso Industries Co. Ltd.	14,416	114
	Yushin Precision Equipment Co. Ltd.	19,504	114
*	Nippon Coke & Engineering Co. Ltd.	169,322	113
	Rokko Butter Co. Ltd.	10,944	113
	LIFULL Co. Ltd.	69,339	113
	Arakawa Chemical Industries Ltd.	15,422	112
	Nihon Chouzai Co. Ltd.	12,338	112
	Iseki & Co. Ltd.	12,431	110

57

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Shimizu Bank Ltd.	10,263	110
	Okura Industrial Co. Ltd.	6,964	109
*	WATAMI Co. Ltd.	15,818	109
	Artnature Inc.	19,006	109
	Medical Data Vision Co. Ltd.	18,126	108
	Japan Best Rescue System Co. Ltd.	18,800	107
[1]	Kojima Co. Ltd.	25,193	106
	WDB Holdings Co. Ltd.	7,076	106
	Tv Tokyo Holdings Corp.	5,674	106
	Sanoh Industrial Co. Ltd.	20,698	105
	Yamashin-Filter Corp.	42,099	105
	Fuso Pharmaceutical Industries Ltd.	6,867	103
	Pronexus Inc.	13,931	102
	Oro Co. Ltd.	5,700	102
	Sanei Architecture Planning Co. Ltd.	9,400	101
	Central Sports Co. Ltd.	5,146	97
*	Atrae Inc.	15,976	97
*	FDK Corp.	14,764	94
	Nisso Corp.	16,400	94
	Tsutsumi Jewelry Co. Ltd.	5,600	93
	Ubicom Holdings Inc.	5,800	92
*	Akebono Brake Industry Co. Ltd.	82,576	91
	Corona Corp. Class A	13,240	91
	MTI Ltd.	24,078	91
	Osaka Steel Co. Ltd.	9,448	91
	Fibergate Inc.	9,826	91
	Cleanup Corp.	16,030	90
	Kyokuto Securities Co. Ltd.	20,100	90
*	Unitika Ltd.	54,443	87
	Chuo Spring Co. Ltd.	15,928	85
	Enigmo Inc.	27,100	85
	Airport Facilities Co. Ltd.	19,815	84
	Sekisui Kasei Co. Ltd.	24,382	84
	Japan Medical Dynamic Marketing Inc.	11,155	84
	Nihon Trim Co. Ltd.	3,879	83
*	Gurunavi Inc.	30,484	81
*	RPA Holdings Inc.	28,222	81
	Tokyo Individualized Educational Institute Inc.	20,004	80
*	KLab Inc.	28,264	80
	Akatsuki Inc.	4,800	80
[1]	V-Cube Inc.	20,628	79
*	Media Do Co. Ltd.	7,430	77
*	Taiko Pharmaceutical Co. Ltd.	27,031	76
*	Daisyo Corp.	8,858	75
	I-PEX Inc.	6,966	72
	Taiho Kogyo Co. Ltd.	13,235	71
[1]	Raccoon Holdings Inc.	13,247	71
	Ohara Inc.	8,300	70
*	Kourakuen Holdings Corp.	8,557	68
*	BrainPad Inc.	13,140	67
	Gecoss Corp.	9,850	65
*	Gunosy Inc.	14,300	64
	Inaba Seisakusho Co. Ltd.	5,863	63
	Wowow Inc.	5,849	56
*	COOKPAD Inc.	39,391	56
		Shares	Market Value• ($000)
	Kanamic Network Co. Ltd.	16,700	54
	Tokyo Rakutenchi Co. Ltd.	1,700	53
*	CHIMNEY Co. Ltd.	5,300	53
	Linical Co. Ltd.	9,651	50
	Robot Home Inc.	28,200	47
*	Right On Co. Ltd.	10,250	44
	Shimojima Co. Ltd.	4,700	40
	Takamiya Co. Ltd.	10,400	34
			4,977,229
New Zealand (0.9%)
	Fisher & Paykel Healthcare Corp. Ltd.	674,214	11,565
*	Auckland International Airport Ltd.	1,423,596	7,795
	Spark New Zealand Ltd.	2,238,791	7,254
	Infratil Ltd.	869,584	5,142
	EBOS Group Ltd.	185,605	5,093
	Meridian Energy Ltd.	1,483,058	5,023
	Contact Energy Ltd.	912,969	4,428
	Mainfreight Ltd.	95,048	4,221
*	a2 Milk Co. Ltd.	868,490	3,172
	Mercury NZ Ltd.	800,300	3,143
	Chorus Ltd.	510,215	2,728
	Fletcher Building Ltd.	903,384	2,519
	Ryman Healthcare Ltd.	677,086	2,224
	Goodman Property Trust	1,330,972	1,800
	Summerset Group Holdings Ltd.	280,080	1,411
*	SKYCITY Entertainment Group Ltd.	905,480	1,345
	Freightways Group Ltd.	198,926	1,169
	Kiwi Property Group Ltd.	2,005,401	1,143
	Genesis Energy Ltd.	673,917	1,131
	Precinct Properties New Zealand Ltd.	1,466,969	1,126
*	Air New Zealand Ltd.	1,796,211	846
	Vital Healthcare Property Trust	543,125	783
*	Pushpay Holdings Ltd.	824,923	726
	Heartland Group Holdings Ltd.	669,748	660
	Argosy Property Ltd.	917,711	636
	Vector Ltd.	258,404	635
	KMD Brands Ltd.	870,781	599
	Skellerup Holdings Ltd.	185,662	561
	Stride Property Group	577,512	461
	Oceania Healthcare Ltd.	746,193	319
	Scales Corp. Ltd.	132,271	258
*,1	Pacific Edge Ltd.	810,802	234
	SKY Network Television Ltd.	138,521	226
*	Synlait Milk Ltd.	89,863	90
			80,466
Singapore (3.3%)
	DBS Group Holdings Ltd.	2,143,913	52,976
	Oversea-Chinese Banking Corp. Ltd.	4,168,397	39,437
	United Overseas Bank Ltd.	1,524,390	32,375
	Singapore Telecommunications Ltd.	8,888,115	17,033
	CapitaLand Integrated Commercial Trust	5,960,271	9,101

58

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	CapitaLand Ascendas REIT	3,988,510	8,583
	Capitaland Investment Ltd.	3,034,505	8,494
	Keppel Corp. Ltd.	1,644,960	7,638
	Wilmar International Ltd.	2,473,616	7,306
	Singapore Exchange Ltd.	963,218	6,932
	Singapore Airlines Ltd.	1,496,583	6,582
	Genting Singapore Ltd.	6,985,194	5,943
	Singapore Technologies Engineering Ltd.	1,801,730	4,905
	Mapletree Logistics Trust	3,724,972	4,875
*	Sembcorp Marine Ltd.	49,907,863	4,655
	Mapletree Industrial Trust	2,275,021	4,067
	Venture Corp. Ltd.	310,616	3,968
	Mapletree Pan Asia Commercial Trust	2,672,837	3,541
	Sembcorp Industries Ltd.	1,081,168	3,479
	Frasers Logistics & Commercial Trust	3,326,656	3,376
	UOL Group Ltd.	593,597	3,097
	Jardine Cycle & Carriage Ltd.	117,927	3,003
	City Developments Ltd.	548,117	2,867
	Suntec REIT	2,530,166	2,565
	Keppel DC REIT	1,481,878	2,396
	NetLink NBN Trust	3,512,700	2,306
	ComfortDelGro Corp. Ltd.	2,435,504	2,180
	Frasers Centrepoint Trust	1,297,143	2,155
	CapitaLand Ascott Trust	2,501,733	2,031
	Olam Group Ltd.	1,538,000	1,856
*	SATS Ltd.	968,966	1,851
	ESR-LOGOS REIT	6,762,535	1,651
	Keppel REIT	2,478,782	1,621
	Keppel Infrastructure Trust	4,172,580	1,534
	Lendlease Global Commercial REIT	2,517,800	1,325
	Parkway Life REIT	446,154	1,299
	Raffles Medical Group Ltd.	1,083,237	1,196
	Hutchison Port Holdings Trust Class U	6,292,466	1,194
	CapitaLand China Trust	1,250,330	1,043
	Capitaland India Trust	1,157,500	948
	PARAGON REIT	1,317,838	925
	AEM Holdings Ltd.	358,000	912
	CDL Hospitality Trusts	942,700	894
	AIMS APAC REIT	682,900	704
	First Resources Ltd.	581,389	670
	Sheng Siong Group Ltd.	480,299	638
	Singapore Post Ltd.	1,653,529	633
	Starhill Global REIT	1,590,101	627
	iFAST Corp. Ltd.	177,200	617
*	SIA Engineering Co. Ltd.	344,809	578
	Cromwell European REIT	330,480	561
	Far East Hospitality Trust	1,139,089	531
	OUE Commercial REIT	2,172,316	530
*	Golden Energy & Resources Ltd.	698,100	501
	Keppel Pacific Oak US REIT	1,266,000	456
	StarHub Ltd.	601,070	451
	UMS Holdings Ltd.	488,300	380
		Shares	Market Value• ($000)
	Manulife US REIT	2,020,275	363
	Digital Core REIT Management Pte. Ltd.	760,300	332
	Hour Glass Ltd.	203,800	319
	Riverstone Holdings Ltd.	609,500	277
	Nanofilm Technologies International Ltd.	213,000	241
	First REIT	1,142,208	232
	Silverlake Axis Ltd.	762,789	192
	Prime US REIT	603,753	157
*	COSCO Shipping International Singapore Co. Ltd.	1,097,700	139
	Bumitama Agri Ltd.	289,847	125
*	Yoma Strategic Holdings Ltd.	1,405,647	107
*,1,3	Ezra Holdings Ltd.	1,786,900	15
*	Keppel Infrastructure Trust Rights Exp. 5/10/25	208,629	4
*,3	Eagle Hospitality Trust	700,500	—
			286,495
South Korea (12.5%)
	Samsung Electronics Co. Ltd. (XKRX)	5,600,402	275,563
	SK Hynix Inc.	636,228	42,808
	Samsung Electronics Co. Ltd. Preference Shares	970,429	40,569
	Samsung SDI Co. Ltd. (XKRX)	61,931	32,140
	LG Chem Ltd. (XKRX)	54,312	30,169
	POSCO Holdings Inc.	88,014	24,908
	NAVER Corp.	169,672	24,581
	Hyundai Motor Co.	159,509	23,628
	Kia Corp.	304,713	19,298
*	LG Energy Solution Ltd.	40,699	17,738
	KB Financial Group Inc.	457,127	16,967
	Kakao Corp.	357,336	15,648
	Celltrion Inc.	129,796	15,639
	Shinhan Financial Group Co. Ltd.	583,623	15,279
*,2	Samsung Biologics Co. Ltd.	21,607	12,637
	Hyundai Mobis Co. Ltd.	73,908	12,037
[1]	Ecopro Co. Ltd.	21,314	11,706
	Hana Financial Group Inc.	340,362	10,695
[1]	Ecopro BM Co. Ltd.	46,224	9,282
	KT&G Corp.	126,695	8,119
	Samsung C&T Corp.	98,829	8,116
	POSCO Future M Co. Ltd.	32,041	8,065
*	SK Innovation Co. Ltd.	61,627	8,021
	LG Electronics Inc. (XKRX)	94,402	7,752
	Samsung Electro-Mechanics Co. Ltd.	66,147	7,153
	LG Corp.	103,547	6,777
	Woori Financial Group Inc.	745,211	6,554
	Samsung Fire & Marine Insurance Co. Ltd.	37,605	6,326
*	Doosan Enerbility Co. Ltd.	490,609	6,147
	Celltrion Healthcare Co. Ltd.	116,269	6,061

59

Pacific Stock Index Fund
		Shares	Market Value• ($000)
[1]	L&F Co. Ltd.	27,233	5,436
*	Meritz Financial Group Inc.	154,883	5,331
	NCSoft Corp.	18,456	5,223
[1]	HMM Co. Ltd.	340,851	5,221
	SK Inc.	42,318	5,161
*	Krafton Inc.	34,356	4,963
*	Hanwha Solutions Corp.	121,793	4,382
	Korea Zinc Co. Ltd.	11,391	4,378
	Samsung Life Insurance Co. Ltd.	88,006	4,363
*	HYBE Co. Ltd.	21,539	4,356
*	Korea Electric Power Corp.	302,372	4,222
	LG H&H Co. Ltd. Preference Shares	20,716	4,150
*	Samsung Engineering Co. Ltd.	183,457	4,004
	Hyundai Motor Co. Preference Shares (XKRX)	47,841	3,969
*	Korean Air Lines Co. Ltd.	218,773	3,753
	Samsung SDS Co. Ltd.	42,200	3,711
*	SK Square Co. Ltd.	114,838	3,660
	LG Electronics Inc. Preference Shares	98,355	3,622
	Korea Aerospace Industries Ltd.	83,165	3,416
	KakaoBank Corp.	199,452	3,302
	DB Insurance Co. Ltd.	52,286	3,287
	LG Innotek Co. Ltd.	16,467	3,277
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	50,092	3,186
*,1	HLB Inc.	118,206	3,141
*	CosmoAM&T Co. Ltd.	23,735	3,114
	Hanwha Aerospace Co. Ltd.	40,345	3,105
*	Samsung Heavy Industries Co. Ltd.	726,200	3,093
*	LG Display Co. Ltd.	259,559	2,894
	LG Chem Ltd. Preference Shares	9,738	2,850
	Orion Corp.Republic of Korea	25,584	2,774
[1]	Lotte Chemical Corp.	21,767	2,743
[1]	Amorepacific Corp.	29,611	2,740
	Hyundai Glovis Co. Ltd.	21,949	2,693
	Yuhan Corp.	62,092	2,677
	S-Oil Corp.	47,656	2,669
	Hyundai Engineering & Construction Co. Ltd.	86,032	2,647
	HD Hyundai Co. Ltd.	58,384	2,589
	Coway Co. Ltd.	66,270	2,433
	Hyundai Steel Co.	88,794	2,428
	Industrial Bank of Korea	311,707	2,347
	Hankook Tire & Technology Co. Ltd.	86,587	2,236
	Hotel Shilla Co. Ltd.	36,373	2,222
	Hanmi Pharm Co. Ltd.	8,987	2,174
	JYP Entertainment Corp.	31,688	2,144
*	Hyundai Rotem Co. Ltd.	84,712	2,089
	Hyundai Motor Co. Preference Shares	26,287	2,086
	LG Uplus Corp.	248,551	2,050
	Kumho Petrochemical Co. Ltd.	19,983	2,043
		Shares	Market Value• ($000)
	Hyundai Marine & Fire Insurance Co. Ltd.	70,144	1,971
	CJ CheilJedang Corp. (XKRX)	8,485	1,965
	F&F Co. Ltd.	18,530	1,961
[1,3]	OCI Co. Ltd.	21,322	1,918
	Samsung Securities Co. Ltd.	75,184	1,909
*,1	Hyundai Heavy Industries Co. Ltd.	23,046	1,896
	DB HiTek Co. Ltd.	41,450	1,887
	Korea Investment Holdings Co. Ltd.	45,414	1,877
*	Kangwon Land Inc.	129,409	1,833
	GS Holdings Corp.	59,717	1,774
*,1,2	SK IE Technology Co. Ltd.	30,307	1,762
*	Kum Yang Co. Ltd.	34,759	1,746
	BNK Financial Group Inc.	349,156	1,737
	LG H&H Co. Ltd. (XKRX)	3,710	1,732
[1]	SKC Co. Ltd.	22,853	1,707
	E-MART Inc.	23,241	1,700
	Fila Holdings Corp.	60,599	1,664
	Mirae Asset Securities Co. Ltd.	314,656	1,635
	Hansol Chemical Co. Ltd.	9,534	1,589
*,1	SK Biopharmaceuticals Co. Ltd.	28,682	1,483
*,1	Celltrion Pharm Inc.	23,672	1,451
	LS Corp.	20,715	1,391
[1]	HL Mando Co. Ltd.	39,648	1,377
[1]	CS Wind Corp.	23,198	1,313
*	Hyundai Mipo Dockyard Co. Ltd.	23,766	1,308
	Hanon Systems	189,746	1,304
*	Alteogen Inc.	39,596	1,297
*	Cosmochemical Co. Ltd.	28,883	1,265
	Shinsegae Inc.	8,134	1,256
*,1	SK Bioscience Co. Ltd.	23,517	1,243
	GS Engineering & Construction Corp.	75,874	1,231
	Lotte Energy Materials Corp.	26,802	1,213
*	Hyundai Doosan Infracore Co. Ltd.	160,513	1,188
*	Pearl Abyss Corp.	36,050	1,168
	Youngone Corp.	35,061	1,160
	Cheil Worldwide Inc.	83,623	1,157
	NH Investment & Securities Co. Ltd.	164,990	1,155
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	56,010	1,133
	NongShim Co. Ltd.	3,790	1,123
	Doosan Bobcat Inc.	28,479	1,093
	JB Financial Group Co. Ltd.	173,259	1,084
*,1	Bioneer Corp.	24,802	1,083
[1]	KIWOOM Securities Co. Ltd.	15,402	1,082
	Hyosung Advanced Materials Corp.	3,692	1,077
	LEENO Industrial Inc.	10,718	1,076
[1]	Posco International Corp.	51,883	1,043
	CJ Corp.	14,996	1,027
*	Kakaopay Corp.	24,981	1,027
*	Kakao Games Corp.	33,369	1,014

60

Pacific Stock Index Fund
		Shares	Market Value• ($000)
[1]	LX Semicon Co. Ltd.	12,816	1,013
	S-1 Corp.	22,961	1,003
	BGF retail Co. Ltd.	7,188	1,003
	Medytox Inc.	5,654	1,001
	DL E&C Co. Ltd.	37,699	996
	Hyosung TNC Corp.	3,519	995
	HD Hyundai Electric Co Ltd.	26,050	988
	Hanmi Science Co. Ltd.	29,638	973
*,2	Netmarble Corp.	19,891	969
	DGB Financial Group Inc.	186,478	956
	GS Retail Co. Ltd.	47,460	945
	WONIK IPS Co. Ltd.	41,052	940
	LOTTE Fine Chemical Co. Ltd.	20,259	930
	AMOREPACIFIC Group	33,699	924
[1]	Advanced Nano Products Co. Ltd.	8,173	916
	Pan Ocean Co. Ltd.	221,614	904
[1]	People & Technology Inc.	21,829	884
*	Sam Chun Dang Pharm Co. Ltd.	15,258	861
	Daejoo Electronic Materials Co. Ltd.	11,574	855
	Samsung Card Co. Ltd.	38,223	852
[1]	KCC Corp.	5,035	839
	SM Entertainment Co. Ltd.	10,373	836
	Hyundai Wia Corp.	19,883	836
	LS Electric Co. Ltd.	17,496	829
[1]	Wemade Co. Ltd.	19,735	827
	Dentium Co. Ltd.	7,591	819
	Soulbrain Co. Ltd.	4,901	806
*	Doosan Fuel Cell Co. Ltd.	35,643	801
[1]	Lotte Shopping Co. Ltd.	13,301	795
	Amorepacific Corp. (XKRX) Preference Shares	26,476	794
	Hanmi Semiconductor Co. Ltd.	51,267	794
*,1	HLB Life Science Co. Ltd.	97,392	784
*	Hanwha Corp. (XKRX)	38,388	780
	Dongjin Semichem Co. Ltd.	34,657	768
[1]	KEPCO Engineering & Construction Co. Inc.	14,528	766
[1]	Hanwha Systems Co. Ltd.	71,716	760
*	SOLUM Co. Ltd.	40,368	739
	LIG Nex1 Co. Ltd.	12,570	737
	Kolon Industries Inc.	22,886	734
	Hyundai Elevator Co. Ltd.	29,171	732
*	CJ ENM Co. Ltd.	12,195	728
[1]	Hanjin Kal Corp.	24,457	724
	Dongwon Industries Co. Ltd.	20,810	723
[1]	Chunbo Co. Ltd.	4,924	717
	Poongsan Corp.	22,308	709
	Hyundai Construction Equipment Co. Ltd.	13,709	698
	Koh Young Technology Inc.	69,857	694
	Korean Reinsurance Co.	120,062	679
*,1	STCUBE	49,674	678
		Shares	Market Value• ($000)
*	Hanall Biopharma Co. Ltd.	43,868	675
	Hyundai Department Store Co. Ltd.	17,370	673
*	Daewoo Engineering & Construction Co. Ltd.	211,924	670
*,1	Hyundai Bioscience Co. Ltd.	42,498	645
[1]	Ecopro HN Co. Ltd.	12,829	644
[1]	Posco DX Co. Ltd.	64,233	638
[1]	Eo Technics Co. Ltd.	9,669	633
	SK Chemicals Co. Ltd.	11,808	631
	Lotte Corp.	29,941	628
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	5,017	626
	SFA Engineering Corp.	20,927	625
	Daeduck Electronics Co. Ltd.	38,567	625
*	Hanwha Life Insurance Co. Ltd.	335,495	623
	S&S Tech Corp.	18,512	622
	KEPCO Plant Service & Engineering Co. Ltd.	23,216	621
	ST Pharm Co. Ltd.	10,408	617
	Green Cross Corp.	6,626	614
[1]	Hite Jinro Co. Ltd.	36,636	611
	Chong Kun Dang Pharmaceutical Corp.	9,623	610
	Seegene Inc.	33,456	610
[1]	SD Biosensor Inc.	39,018	608
	Hanwha Corp. Preference Shares	56,201	607
*	Korea Gas Corp.	30,208	606
[1]	Foosung Co. Ltd.	59,527	604
*,1	Sungeel Hitech Co. Ltd.	5,866	601
	LX International Corp.	27,226	597
	Ottogi Corp.	1,729	597
*	Hugel Inc.	7,018	597
*,1	Paradise Co. Ltd.	51,518	593
	Dongkuk Steel Mill Co. Ltd.	65,749	589
	SSANGYONG C&E Co. Ltd.	133,064	583
	SK Telecom Co. Ltd.	16,254	579
	Com2uSCorp	11,226	578
*,1	CJ Logistics Corp.	9,835	568
	Park Systems Corp.	5,168	566
*	W Scope Chungju Plant Co. Ltd.	16,355	565
*,1	LegoChem Biosciences Inc.	19,325	555
*,1	Oscotec Inc.	34,101	543
	YG Entertainment Inc.	11,798	541
*	Kumho Tire Co. Inc.	159,017	536
	Daishin Securities Co. Ltd. Preference Shares	55,623	535
	Dongsuh Cos. Inc.	37,125	534
	PharmaResearch Co. Ltd.	6,998	530
[1]	DL Holdings Co. Ltd.	14,176	525
*,1	Shin Poong Pharmaceutical Co. Ltd.	38,748	524
*	KMW Co. Ltd.	36,170	523
*,1	Hana Tour Service Inc.	12,633	522

61

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Kolmar Korea Co. Ltd.	17,220	522
	SK Networks Co. Ltd.	147,072	513
*	Cosmax Inc.	8,775	508
*,1	Eoflow Co. Ltd.	27,180	506
*,1	Creative & Innovative System	53,797	506
	Hyosung Corp.	10,198	503
[1]	BH Co. Ltd.	28,372	492
[1]	HDC Hyundai Development Co-Engineering & Construction Class E	54,120	489
	AfreecaTV Co. Ltd.	8,367	488
*	Chabiotech Co. Ltd.	49,658	484
[1]	Jusung Engineering Co. Ltd.	40,780	481
[1]	Hana Micron Inc.	41,773	480
[1]	Innox Advanced Materials Co. Ltd.	14,365	476
[1]	SIMMTECH Co. Ltd.	21,950	474
	Douzone Bizon Co. Ltd.	20,670	472
	Solus Advanced Materials Co. Ltd.	15,575	472
*,1	Duk San Neolux Co. Ltd.	14,368	469
*,3	Taihan Electric Wire Co. Ltd.	414,697	464
	Doosan Co. Ltd.	6,573	460
*	Myoung Shin Industrial Co. Ltd.	33,248	451
[1]	Daewoong Pharmaceutical Co. Ltd.	5,435	450
	Samsung SDI Co. Ltd. Preference Shares	1,769	450
	Hyundai Autoever Corp.	4,871	449
*	Hyosung Heavy Industries Corp.	7,610	448
*	Samyang Foods Co. Ltd.	5,129	447
*,1	ABLBio Inc.	27,916	441
	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	159,922	440
*,1	Naturecell Co. Ltd.	55,412	438
	Youlchon Chemical Co. Ltd.	14,975	434
	SK REITs Co. Ltd.	117,419	433
*	SK oceanplant Co. Ltd.	29,255	430
	Green Cross Holdings Corp.	36,137	423
*,1	Enchem Co. Ltd.	8,054	423
*	Neowiz	12,785	422
	JR Global REIT	127,518	421
*	Pharmicell Co. Ltd.	61,237	417
*,1	IS Dongseo Co. Ltd.	14,949	415
	SL Corp.	17,748	414
*	GemVax & Kael Co. Ltd.	39,573	413
	MegaStudyEdu Co. Ltd.	8,789	413
[1]	TKG Huchems Co. Ltd.	23,711	405
	Korea Electric Terminal Co. Ltd.	8,788	403
	Lotte Chilsung Beverage Co. Ltd.	3,461	403
	Lutronic Corp.	20,710	403
*	Jeju Air Co. Ltd.	38,073	402
[1]	HK inno N Corp.	16,621	402
[1]	PI Advanced Materials Co. Ltd.	16,375	401
	HAESUNG DS Co. Ltd.	11,397	400
		Shares	Market Value• ($000)
*	NHN Corp.	19,507	397
	Daou Technology Inc.	27,398	393
	Samyang Holdings Corp.	6,943	393
	Innocean Worldwide Inc.	13,021	390
[1]	Sebang Global Battery Co. Ltd.	9,670	389
*	GeneOne Life Science Inc.	84,701	381
*	Asiana Airlines Inc.	39,127	376
	ESR Kendall Square REIT Co. Ltd.	133,264	375
	Tokai Carbon Korea Co. Ltd.	4,972	372
*,1	Wysiwyg Studios Co. Ltd.	28,051	371
*	Genexine Inc.	40,719	370
[1]	Intellian Technologies Inc.	7,186	370
[1]	INTOPS Co. Ltd.	13,914	367
	KCC Glass Corp.	10,673	367
	LOTTE REIT Co. Ltd.	135,321	365
	CJ CheilJedang Corp. Preference Shares	3,265	358
	Shinhan Alpha REIT Co. Ltd.	81,559	358
*,1	Vaxcell-Bio Therapeutics Co. Ltd.	11,891	357
	Korea Petrochemical Ind Co. Ltd.	3,241	353
*	Studio Dragon Corp.	7,069	351
[1]	Sungwoo Hitech Co. Ltd.	54,259	346
	Eugene Technology Co. Ltd.	15,949	346
	Han Kuk Carbon Co. Ltd.	40,243	346
	DoubleUGames Co. Ltd.	10,014	340
[1]	RFHIC Corp.	19,184	338
*,1	SFA Semicon Co. Ltd.	84,193	335
	Mcnex Co. Ltd.	14,132	333
[1]	Harim Holdings Co. Ltd.	47,103	331
	Daesang Corp.	22,688	330
*	Hanwha General Insurance Co. Ltd.	96,810	329
*,1	Lotte Tour Development Co. Ltd.	40,137	329
	Lotte Rental Co. Ltd.	16,902	329
	NICE Information Service Co. Ltd.	37,896	326
	Hanssem Co. Ltd.	9,683	324
[1]	L&C Bio Co. Ltd.	14,070	324
[1]	Taekwang Industrial Co. Ltd.	615	321
	Seoul Semiconductor Co. Ltd.	40,069	320
*	DIO Corp.	14,318	319
*,1	NKMax Co. Ltd.	36,498	315
	LX Holdings Corp.	49,338	315
*,1	Mezzion Pharma Co. Ltd.	19,049	312
	Doosan Tesna Inc.	11,607	311
*,1	Humasis Co. Ltd.	141,036	311
*	CJ CGV Co. Ltd.	26,970	310
	Youngone Holdings Co. Ltd.	6,352	308
*,1	NEPES Corp.	20,292	307
	SNT Motiv Co. Ltd.	8,590	307
	Orion Holdings Corp.	24,323	302
*	Il Dong Pharmaceutical Co. Ltd.	20,038	301

62

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Handsome Co. Ltd.	15,955	298
[1]	Ahnlab Inc.	6,498	297
[1]	Partron Co. Ltd.	49,241	294
	SK Discovery Co. Ltd.	12,103	292
[1]	GC Cell Corp.	9,045	290
	Samchully Co. Ltd.	2,506	287
	Nexen Tire Corp.	46,368	286
[1]	KH Vatec Co. Ltd.	19,909	282
*	Hanwha Investment & Securities Co. Ltd.	135,832	281
[1]	DongKook Pharmaceutical Co. Ltd.	24,831	281
*	Seojin System Co. Ltd.	23,157	279
*	Shinsung E&G Co. Ltd.	185,585	278
[1]	Dawonsys Co. Ltd.	30,199	277
	i-SENS Inc.	21,550	276
	Hankook & Co. Co. Ltd.	29,112	275
	Samwha Capacitor Co. Ltd.	8,722	271
	Daewoong Co. Ltd.	24,126	270
[1]	GOLFZON Co. Ltd.	3,185	267
	LF Corp.	20,082	263
	InBody Co. Ltd.	12,567	261
*,1	Ananti Inc.	54,823	258
*	Korea Line Corp.	166,738	258
*,1	Grand Korea Leisure Co. Ltd.	18,664	256
*,1	MedPacto Inc.	15,334	256
	Hyundai Home Shopping Network Corp.	7,020	253
*	Amicogen Inc.	19,806	252
[1]	Hansae Co. Ltd.	19,750	251
	Hanjin Transportation Co. Ltd.	16,755	250
	Zinus Inc.	11,540	247
	Young Poong Corp.	576	246
	NHN KCP Corp.	29,181	246
	JW Pharmaceutical Corp.	14,333	244
*	Bukwang Pharmaceutical Co. Ltd.	40,483	243
*	CMG Pharmaceutical Co. Ltd.	151,089	243
	SK Gas Ltd.	2,671	241
*,1	Helixmith Co. Ltd.	37,368	241
*	HLB Therapeutics Co. Ltd.	65,902	239
	TES Co. Ltd.	14,748	238
	Solid Inc.	59,157	234
	LX Hausys Ltd.	7,559	233
	Songwon Industrial Co. Ltd.	17,802	229
*,1	Modetour Network Inc.	18,313	226
	Boryung	34,542	225
	Dong-A Socio Holdings Co. Ltd.	3,626	224
*	AbClon Inc.	15,847	224
[1]	Nature Holdings Co. Ltd.	10,411	221
*,1	Komipharm International Co. Ltd.	39,228	220
*	Yungjin Pharmaceutical Co. Ltd.	98,804	218
	TY Holdings Co. Ltd.	26,767	217
*,1	Danal Co. Ltd.	70,056	217
	NICE Holdings Co. Ltd.	22,737	216
		Shares	Market Value• ($000)
	Advanced Process Systems Corp.	14,177	216
*	Hyosung Chemical Corp.	2,700	216
	Namyang Dairy Products Co. Ltd.	582	215
	Lotte Confectionery Co. Ltd.	2,706	214
	Seah Besteel Holdings Corp.	12,109	210
	SK Securities Co. Ltd.	412,921	210
	HL Holdings Corp.	8,367	208
*	Com2uS Holdings Corp.	6,385	208
*	HLB Global Co. Ltd.	46,581	203
	Dong-A ST Co. Ltd.	4,943	202
*	Webzen Inc.	17,380	198
*,1	Eubiologics Co. Ltd.	36,652	198
	KISWIRE Ltd.	13,894	197
	Unid Co. Ltd.	4,057	197
*	UniTest Inc.	21,372	195
*,1	Hancom Inc.	18,237	194
*,1	Insun ENT Co. Ltd.	31,364	193
	Ilyang Pharmaceutical Co. Ltd.	14,932	193
	Yuanta Securities Korea Co. Ltd.	97,416	192
	HDC Holdings Co. Ltd.	38,508	189
*	iNtRON Biotechnology Inc.	32,431	189
*	Medipost Co. Ltd.	17,203	187
[1]	Hanil Cement Co. Ltd.	19,888	186
	Vieworks Co. Ltd.	7,236	185
	Shinsegae International Inc.	12,573	185
	Sung Kwang Bend Co. Ltd.	19,737	181
	iMarketKorea Inc.	24,253	179
	Binggrae Co. Ltd.	5,346	178
*	Hanwha Galleria Co. Ltd.	138,277	178
	Hansol Paper Co. Ltd.	20,610	175
*,1	Binex Co. Ltd.	24,961	174
[1]	Seobu T&D	31,099	173
	Korea Real Estate Investment & Trust Co. Ltd.	171,141	172
	Tongyang Inc.	214,451	170
	Korea United Pharm Inc.	10,554	170
*	Hyundai Green Food	18,703	170
*	OliX Pharmaceuticals Inc.	10,430	166
	SPC Samlip Co. Ltd.	3,026	164
	Humedix Co. Ltd.	7,749	164
	Woongjin Thinkbig Co. Ltd.	70,470	164
[1]	Sangsangin Co. Ltd.	43,111	159
*	Daea TI Co. Ltd.	69,968	159
	Dongwon F&B Co. Ltd.	6,916	158
	KC Tech Co. Ltd.	11,245	158
	KUMHOE&C Co. Ltd.	32,875	157
	Huons Co. Ltd.	6,404	157
*	BNC Korea Co. Ltd.	54,351	157
	TK Corp.	11,701	156
	Dae Han Flour Mills Co. Ltd.	1,465	156
	Toptec Co. Ltd.	23,613	156
*,1,3	Cellivery Therapeutics Inc.	31,208	156
*	Able C&C Co. Ltd.	24,606	155

63

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Kwang Dong Pharmaceutical Co. Ltd.	35,591	154
	ENF Technology Co. Ltd.	9,876	153
*,1	Wonik Holdings Co. Ltd.	57,021	152
*,1	ITM Semiconductor Co. Ltd.	7,554	152
	Samyang Corp.	4,819	150
*	CrystalGenomics Inc.	65,836	149
*	HJ Shipbuilding & Construction Co. Ltd.	53,929	147
*	Giantstep Inc.	10,633	146
	Daol Investment & Securities Co. Ltd.	57,828	145
*	Tongyang Life Insurance Co. Ltd.	48,705	144
*,1	Ace Technologies Corp.	43,100	143
	Daesung Holdings Co. Ltd.	5,615	143
	LOTTE Himart Co. Ltd.	16,760	142
	Eugene Investment & Securities Co. Ltd.	73,834	140
*	Peptron Inc.	26,004	140
	KC Co. Ltd.	9,355	138
	Gradiant Corp.	12,966	138
	KISCO Corp.	26,910	138
	Namhae Chemical Corp.	21,157	137
*	Hansol Technics Co. Ltd.	31,255	137
	Soulbrain Holdings Co. Ltd.	6,857	137
*	Samsung Pharmaceutical Co. Ltd.	65,384	136
	HS Industries Co. Ltd.	48,529	134
	Hankook Shell Oil Co. Ltd.	777	134
*	Homecast Co. Ltd.	43,114	134
	Hyundai Bioland Co. Ltd.	14,601	133
	Chongkundang Holdings Corp.	3,470	132
	ICD Co. Ltd.	14,344	131
	Cuckoo Homesys Co. Ltd.	6,811	130
[1]	Maeil Dairies Co. Ltd.	3,566	127
*,1	Namsun Aluminum Co. Ltd.	73,435	127
	CJ Freshway Corp.	5,910	126
	Hyundai GF Holdings	40,141	126
	Aekyung Industrial Co. Ltd.	7,793	126
*	Sambu Engineering & Construction Co. Ltd.	158,422	126
	E1 Corp.	3,491	124
	Daeduck Co. Ltd.	25,716	123
	Hyundai Corp.	9,252	121
	Eusu Holdings Co. Ltd.	23,784	120
	OptoElectronics Solutions Co. Ltd.	9,704	119
	Jeil Pharmaceutical Co. Ltd.	8,035	111
	Kolon Corp.	7,213	110
*	Hansol Holdings Co. Ltd.	46,848	109
*	Inscobee Inc.	103,073	108
*,1	Telcon RF Pharmaceutical Inc.	134,883	107
	Korea Asset In Trust Co. Ltd.	48,193	106
		Shares	Market Value• ($000)
*	Enzychem Lifesciences Corp.	78,426	106
	Sam Young Electronics Co. Ltd.	14,020	99
*	Cafe24 Corp.	14,838	99
	Hanil Holdings Co. Ltd.	11,375	96
*	Dongsung Pharmaceutical Co. Ltd.	21,629	96
	LG HelloVision Co. Ltd.	30,960	95
*	Eutilex Co. Ltd.	25,360	95
	BGF Co. Ltd.	30,583	94
	KT Skylife Co. Ltd.	17,601	91
	Sindoh Co. Ltd.	3,476	89
	DB Financial Investment Co. Ltd.	28,425	86
	Kolmar Korea Holdings Co. Ltd.	7,605	85
	Huons Global Co. Ltd.	5,419	82
*	Interflex Co. Ltd.	11,070	80
	Taeyoung Engineering & Construction Co. Ltd.	25,696	74
*	Aprogen Biologics	250,007	71
	Lock&Lock Co. Ltd.	15,263	66
	Cuckoo Holdings Co. Ltd.	5,403	62
*,1,3	Kuk-il Paper Manufacturing Co. Ltd.	99,421	59
*	Mirae Asset Life Insurance Co. Ltd.	15,707	33
*	Hyundai Livart Furniture Co. Ltd.	248	1
			1,098,348
Total Common Stocks (Cost $9,263,878)			8,714,044

64

Pacific Stock Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[4,5]	Vanguard Market Liquidity Fund, 4.853% (Cost $111,605)	1,116,379	111,627
Total Investments (100.4%) (Cost $9,375,483)			8,825,671
Other Assets and Liabilities—Net (-0.4%)			(38,997)
Net Assets (100%)			8,786,674
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $104,022,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the aggregate value was $44,573,000, representing 0.5% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $111,797,000 was received for securities on loan, of which $111,557,000 is held in Vanguard Market Liquidity Fund and $240,000 is held in cash.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
KOSPI 200 Index	June 2023	151	9,206	238
S&P ASX 200 Index	June 2023	158	19,127	659
Topix Index	June 2023	293	44,258	2,147
				3,044

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Toronto-Dominion Bank	6/21/23	AUD	19,399	USD	13,005	—	(140)
Bank of America, N.A.	6/21/23	AUD	9,282	USD	6,247	—	(91)
JPMorgan Chase Bank, N.A.	6/21/23	AUD	2,681	USD	1,780	—	(2)
Morgan Stanley Capital Services Inc.	6/21/23	JPY	1,717,968	USD	12,819	—	(109)
65

Pacific Stock Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Bank of America, N.A.	6/21/23	JPY	1,717,968	USD	12,751	—	(41)
Morgan Stanley Capital Services Inc.	6/21/23	KRW	11,348,838	USD	8,759	—	(254)
Toronto-Dominion Bank	6/21/23	USD	8,751	AUD	13,221	—	(17)
State Street Bank & Trust Co.	6/21/23	USD	1,063	AUD	1,587	11	—
Goldman Sachs International	6/21/23	USD	585	HKD	4,575	1	—
Bank of America, N.A.	6/21/23	USD	19,896	JPY	2,600,753	654	—
Standard Chartered Bank	6/21/23	USD	7,830	JPY	1,040,126	135	—
State Street Bank & Trust Co.	6/21/23	USD	2,670	JPY	350,460	77	—
State Street Bank & Trust Co.	6/21/23	USD	8,869	KRW	11,535,754	224	—
						1,102	(654)
AUD—Australian dollar.
HKD—Hong Kong dollar.
JPY—Japanese yen.
KRW—Korean won.
USD—U.S. dollar.
At April 30, 2023, the counterparties had deposited in segregated accounts securities with a value of $786,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
66

Pacific Stock Index Fund
Statement of Assets and Liabilities
As of April 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $9,263,878)	8,714,044
Affiliated Issuers (Cost $111,605)	111,627
Total Investments in Securities	8,825,671
Investment in Vanguard	312
Cash	240
Cash Collateral Pledged—Futures Contracts	4,748
Foreign Currency, at Value (Cost $9,329)	9,149
Receivables for Investment Securities Sold	11,698
Receivables for Accrued Income	59,355
Receivables for Capital Shares Issued	790
Variation Margin Receivable—Futures Contracts	816
Unrealized Appreciation—Forward Currency Contracts	1,102
Other Assets	3,032
Total Assets	8,916,913
Liabilities
Due to Custodian	4,856
Payables for Investment Securities Purchased	11,981
Collateral for Securities on Loan	111,797
Payables for Capital Shares Redeemed	641
Payables to Vanguard	310
Unrealized Depreciation—Forward Currency Contracts	654
Total Liabilities	130,239
Net Assets	8,786,674
1 Includes $104,022,000 of securities on loan.
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Pacific Stock Index Fund
Statement of Assets and Liabilities (continued)
At April 30, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	9,751,358
Total Distributable Earnings (Loss)	(964,684)
Net Assets	8,786,674

Investor Shares—Net Assets
Applicable to 533,060 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,914
Net Asset Value Per Share—Investor Shares	$12.97

ETF Shares—Net Assets
Applicable to 89,751,723 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,106,250
Net Asset Value Per Share—ETF Shares	$68.03

Admiral Shares—Net Assets
Applicable to 27,719,246 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,333,022
Net Asset Value Per Share—Admiral Shares	$84.17

Institutional Shares—Net Assets
Applicable to 26,439,501 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	340,488
Net Asset Value Per Share—Institutional Shares	$12.88

See accompanying Notes, which are an integral part of the Financial Statements.
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Pacific Stock Index Fund
Statement of Operations

Six Months Ended April 30, 2023
($000)
Investment Income
Income
Dividends[1]	131,087
Interest[2]	396
Securities Lending—Net	1,465
Total Income	132,948
Expenses
The Vanguard Group—Note B
Investment Advisory Services	305
Management and Administrative—Investor Shares	7
Management and Administrative—ETF Shares	1,632
Management and Administrative—Admiral Shares	932
Management and Administrative—Institutional Shares	95
Marketing and Distribution—Investor Shares	—
Marketing and Distribution—ETF Shares	137
Marketing and Distribution—Admiral Shares	45
Marketing and Distribution—Institutional Shares	5
Custodian Fees	275
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	215
Shareholders’ Reports—Admiral Shares	21
Shareholders’ Reports—Institutional Shares	11
Trustees’ Fees and Expenses	2
Other Expenses	16
Total Expenses	3,698
Expenses Paid Indirectly	(33)
Net Expenses	3,665
Net Investment Income	129,283
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	32,496
Futures Contracts	3,547
Forward Currency Contracts	(29)
Foreign Currencies	2,642
Realized Net Gain (Loss)	38,656
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Pacific Stock Index Fund
Statement of Operations (continued)
Six Months Ended April 30, 2023
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,186,799
Futures Contracts	2,176
Forward Currency Contracts	1,013
Foreign Currencies	(381)
Change in Unrealized Appreciation (Depreciation)	1,189,607
Net Increase (Decrease) in Net Assets Resulting from Operations	1,357,546
1	Dividends are net of foreign withholding taxes of $11,032,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $333,000, $4,000, less than $1,000, and $6,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $110,576,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
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Pacific Stock Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	129,283	256,879
Realized Net Gain (Loss)	38,656	(176,251)
Change in Unrealized Appreciation (Depreciation)	1,189,607	(2,440,073)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,357,546	(2,359,445)
Distributions
Investor Shares	(107)	(302)
ETF Shares	(105,598)	(165,182)
Admiral Shares	(40,497)	(77,608)
Institutional Shares	(5,774)	(10,843)
Total Distributions	(151,976)	(253,935)
Capital Share Transactions
Investor Shares	(108)	(2,936)
ETF Shares	(2,854)	1,532,020
Admiral Shares	(63,754)	21,187
Institutional Shares	(3,065)	(10,192)
Net Increase (Decrease) from Capital Share Transactions	(69,781)	1,540,079
Total Increase (Decrease)	1,135,789	(1,073,301)
Net Assets
Beginning of Period	7,650,885	8,724,186
End of Period	8,786,674	7,650,885

See accompanying Notes, which are an integral part of the Financial Statements.
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Pacific Stock Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$11.21	$15.40	$12.79	$13.01	$12.24	$13.56
Investment Operations
Net Investment Income[1]	.181	.386	.349	.283	.309	.347
Net Realized and Unrealized Gain (Loss) on Investments	1.793	(4.175)	2.600	(.209)	.801	(1.336)
Total from Investment Operations	1.974	(3.789)	2.949	.074	1.110	(.989)
Distributions
Dividends from Net Investment Income	(.214)	(.401)	(.339)	(.294)	(.340)	(.331)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.214)	(.401)	(.339)	(.294)	(.340)	(.331)
Net Asset Value, End of Period	$12.97	$11.21	$15.40	$12.79	$13.01	$12.24
Total Return[2]	17.73%	-25.08%	23.09%	0.52%	9.39%	-7.53%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7	$6	$12	$10	$11	$225
Ratio of Total Expenses to Average Net Assets	0.23%[3]	0.23%[3]	0.23%	0.23%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	2.84%	2.87%	2.25%	2.28%	2.50%	2.51%
Portfolio Turnover Rate[4]	2%	6%	5%	4%	4%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.23%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Pacific Stock Index Fund
Financial Highlights
FTSE Pacific ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$58.78	$80.80	$67.11	$68.25	$64.24	$71.13
Investment Operations
Net Investment Income[1]	.994	2.158	1.993	1.577	1.823	1.895
Net Realized and Unrealized Gain (Loss) on Investments	9.428	(21.961)	13.594	(1.091)	4.071	(6.940)
Total from Investment Operations	10.422	(19.803)	15.587	.486	5.894	(5.045)
Distributions
Dividends from Net Investment Income	(1.172)	(2.217)	(1.897)	(1.626)	(1.884)	(1.845)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.172)	(2.217)	(1.897)	(1.626)	(1.884)	(1.845)
Net Asset Value, End of Period	$68.03	$58.78	$80.80	$67.11	$68.25	$64.24
Total Return	17.86%	-24.99%	23.27%	0.68%	9.53%	-7.34%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,106	$5,276	$5,463	$3,630	$3,708	$3,927
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.08%[2]	0.08%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.98%	3.11%	2.45%	2.42%	2.80%	2.65%
Portfolio Turnover Rate[3]	2%	6%	5%	4%	4%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Pacific Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$72.71	$99.94	$83.00	$84.41	$79.43	$87.97
Investment Operations
Net Investment Income[1]	1.218	2.648	2.399	1.938	2.251	2.360
Net Realized and Unrealized Gain (Loss) on Investments	11.684	(27.155)	16.866	(1.354)	5.031	(8.618)
Total from Investment Operations	12.902	(24.507)	19.265	.584	7.282	(6.258)
Distributions
Dividends from Net Investment Income	(1.442)	(2.723)	(2.325)	(1.994)	(2.302)	(2.282)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.442)	(2.723)	(2.325)	(1.994)	(2.302)	(2.282)
Net Asset Value, End of Period	$84.17	$72.71	$99.94	$83.00	$84.41	$79.43
Total Return[2]	17.86%	-25.01%	23.25%	0.66%	9.50%	-7.36%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,333	$2,072	$2,834	$2,279	$2,493	$2,202
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%[3]	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.95%	3.06%	2.39%	2.40%	2.80%	2.64%
Portfolio Turnover Rate[4]	2%	6%	5%	4%	4%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Pacific Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$11.13	$15.29	$12.70	$12.91	$12.15	$13.46
Investment Operations
Net Investment Income[1]	.188	.405	.366	.296	.346	.364
Net Realized and Unrealized Gain (Loss) on Investments	1.784	(4.146)	2.582	(.199)	.770	(1.323)
Total from Investment Operations	1.972	(3.741)	2.948	.097	1.116	(.959)
Distributions
Dividends from Net Investment Income	(.222)	(.419)	(.358)	(.307)	(.356)	(.351)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.222)	(.419)	(.358)	(.307)	(.356)	(.351)
Net Asset Value, End of Period	$12.88	$11.13	$15.29	$12.70	$12.91	$12.15
Total Return	17.84%	-24.96%	23.25%	0.72%	9.51%	-7.37%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$340	$297	$416	$400	$508	$443
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.08%[2]	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.97%	3.06%	2.39%	2.40%	2.81%	2.66%
Portfolio Turnover Rate[3]	2%	6%	5%	4%	4%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Pacific Stock Index Fund
Notes to Financial Statements
Vanguard Pacific Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Pacific ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The
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clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2023, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.
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5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
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money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2023, the fund had contributed to Vanguard capital in the amount of $312,000, representing less than 0.01% of the fund’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2023, custodian fee offset arrangements reduced the fund’s expenses by $33,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
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Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	—	8,710,998	3,046	8,714,044
Temporary Cash Investments	111,627	—	—	111,627
Total	111,627	8,710,998	3,046	8,825,671
Derivative Financial Instruments
Assets
Futures Contracts[1]	3,044	—	—	3,044
Forward Currency Contracts	—	1,102	—	1,102
Total	3,044	1,102	—	4,146
Liabilities
Forward Currency Contracts	—	654	—	654
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At April 30, 2023, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	3,044	—	3,044
Unrealized Appreciation—Forward Currency Contracts	—	1,102	1,102
Total Assets	3,044	1,102	4,146

Unrealized Depreciation—Forward Currency Contracts	—	654	654
Total Liabilities	—	654	654
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2023, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	3,547	—	3,547
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Pacific Stock Index Fund
	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Forward Currency Contracts	—	(29)	(29)
Realized Net Gain (Loss) on Derivatives	3,547	(29)	3,518
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	2,176	—	2,176
Forward Currency Contracts	—	1,013	1,013
Change in Unrealized Appreciation (Depreciation) on Derivatives	2,176	1,013	3,189
F.	As of April 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	9,454,801
Gross Unrealized Appreciation	1,171,033
Gross Unrealized Depreciation	(1,796,671)
Net Unrealized Appreciation (Depreciation)	(625,638)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2022, the fund had available capital losses totaling $454,154,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended April 30, 2023, the fund purchased $401,657,000 of investment securities and sold $488,128,000 of investment securities, other than temporary cash investments. Purchases and sales include $144,074,000 and $329,518,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
H.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	476	37	923	66
Issued in Lieu of Cash Distributions	107	9	302	22
Redeemed	(691)	(55)	(4,161)	(327)
Net Increase (Decrease)—Investor Shares	(108)	(9)	(2,936)	(239)
81

Pacific Stock Index Fund
	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	374,503	5,696	1,717,524	24,749
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(377,357)	(5,700)	(185,504)	(2,600)
Net Increase (Decrease)—ETF Shares	(2,854)	(4)	1,532,020	22,149
Admiral Shares
Issued	76,501	933	266,172	3,064
Issued in Lieu of Cash Distributions	32,816	412	62,791	705
Redeemed	(173,071)	(2,123)	(307,776)	(3,626)
Net Increase (Decrease)—Admiral Shares	(63,754)	(778)	21,187	143
Institutional Shares
Issued	16,542	1,308	77,837	6,226
Issued in Lieu of Cash Distributions	4,243	349	8,344	609
Redeemed	(23,850)	(1,899)	(96,373)	(7,332)
Net Increase (Decrease)—Institutional Shares	(3,065)	(242)	(10,192)	(497)
I.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to April 30, 2023, that would require recognition or disclosure in these financial statements.
82

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the funds’ investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.
83

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
84

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard International Equity Index Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.
85

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Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q722 062023

Semiannual Report   |   April 30, 2023
Vanguard Total World Stock Index Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	93
Liquidity Risk Management	94

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended April 30, 2023
	Beginning Account Value 10/31/2022	Ending Account Value 4/30/2023	Expenses Paid During Period
Based on Actual Fund Return
Total World Stock Index Fund
ETF Shares	$1,000.00	$1,125.10	$0.37
Admiral™ Shares	1,000.00	1,124.90	0.53
Institutional Shares	1,000.00	1,124.90	0.42
Based on Hypothetical 5% Yearly Return
Total World Stock Index Fund
ETF Shares	$1,000.00	$1,024.45	$0.35
Admiral Shares	1,000.00	1,024.30	0.50
Institutional Shares	1,000.00	1,024.40	0.40
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.07% for ETF Shares, 0.10% for Admiral Shares and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Total World Stock Index Fund
Fund Allocation
As of April 30, 2023
United States	59.0%
Japan	6.2
United Kingdom	4.2
China	3.3
Canada	2.9
France	2.9
Switzerland	2.4
Germany	2.2
Australia	2.1
Taiwan	1.8
India	1.7
South Korea	1.4
Netherlands	1.1
Other	8.8
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
2

Total World Stock Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Australia (2.1%)
	BHP Group Ltd.	2,663,646	79,050
	Commonwealth Bank of Australia	894,355	59,185
	CSL Ltd.	255,368	50,981
	National Australia Bank Ltd.	1,660,885	31,974
	Westpac Banking Corp.	1,845,933	27,632
	ANZ Group Holdings Ltd.	1,580,019	25,657
	Woodside Energy Group Ltd.	996,517	22,611
	Macquarie Group Ltd.	185,283	22,603
	Wesfarmers Ltd.	596,423	20,632
	Woolworths Group Ltd.	644,262	16,620
	Transurban Group	1,644,024	16,396
	Rio Tinto Ltd.	197,163	14,788
	Goodman Group	967,444	12,472
	Fortescue Metals Group Ltd.	837,688	11,721
	Newcrest Mining Ltd. (XASX)	461,880	8,820
	Aristocrat Leisure Ltd.	346,367	8,762
	Coles Group Ltd.	679,795	8,212
	Amcor plc GDR	750,029	8,200
	QBE Insurance Group Ltd.	783,798	8,015
	Santos Ltd.	1,592,497	7,544
	Brambles Ltd.	734,312	6,956
	South32 Ltd.	2,426,732	6,860
	Telstra Group Ltd.	2,138,209	6,203
	Anglogold Ltd.	221,210	5,912
	Sonic Healthcare Ltd.	240,209	5,662
	Cochlear Ltd.	34,053	5,584
	Suncorp Group Ltd.	668,475	5,566
	Northern Star Resources Ltd.	596,953	5,325
	Scentre Group	2,762,196	5,301
	James Hardie Industries plc GDR	233,262	5,205
	Origin Energy Ltd.	914,493	5,070
	ASX Ltd.	101,319	4,611
	Mineral Resources Ltd.	87,587	4,321
	Insurance Australia Group Ltd.	1,292,966	4,284
	APA Group	618,931	4,226
	Computershare Ltd. (XASX)	281,742	4,194
*	Xero Ltd.	66,950	4,179
*	Pilbara Minerals Ltd.	1,461,192	4,159
	Ramsay Health Care Ltd.	91,639	3,941
	WiseTech Global Ltd.	85,663	3,924
	Lottery Corp. Ltd.	1,163,544	3,901
	Stockland	1,279,683	3,793
	Medibank Pvt Ltd.	1,484,440	3,513
		Shares	Market Value• ($000)
	Treasury Wine Estates Ltd.	378,969	3,510
	Atlas Arteria Ltd.	775,605	3,372
	Mirvac Group	2,065,019	3,315
	Endeavour Group Ltd.	726,864	3,276
	BlueScope Steel Ltd.	243,638	3,238
	IGO Ltd.	339,273	3,124
	SEEK Ltd.	183,034	2,986
	carsales.com Ltd.	188,121	2,983
	Washington H Soul Pattinson & Co. Ltd.	141,227	2,956
	GPT Group	1,004,774	2,955
	Dexus	564,998	2,928
	Vicinity Ltd.	1,975,835	2,762
	Ampol Ltd.	131,257	2,619
	REA Group Ltd.	26,843	2,525
*	Allkem Ltd.	307,077	2,522
	Orica Ltd.	233,185	2,517
	ALS Ltd.	258,262	2,254
	Evolution Mining Ltd.	949,947	2,240
	Incitec Pivot Ltd.	1,017,839	2,169
	Steadfast Group Ltd.	535,950	2,113
	Aurizon Holdings Ltd.	926,565	2,107
	Worley Ltd.	203,166	2,041
*	Lynas Rare Earths Ltd.	466,457	2,003
*	Qantas Airways Ltd.	447,424	1,973
*,1	NEXTDC Ltd.	253,836	1,948
	Lendlease Corp. Ltd.	381,359	1,894
	Cleanaway Waste Management Ltd.	1,167,952	1,881
	Whitehaven Coal Ltd.	390,473	1,874
	Qube Holdings Ltd.	903,050	1,847
	Charter Hall Group	247,034	1,838
*	Liontown Resources Ltd.	982,448	1,807
	IDP Education Ltd.	94,727	1,780
	Bank of Queensland Ltd.	460,137	1,777
	AGL Energy Ltd.	313,594	1,726
	Bendigo & Adelaide Bank Ltd.	295,466	1,701
	JB Hi-Fi Ltd.	54,307	1,607
	Altium Ltd.	61,658	1,572
	Iluka Resources Ltd.	205,868	1,513
	Technology One Ltd.	145,473	1,467
	Reece Ltd.	119,675	1,458
	Alumina Ltd.	1,404,638	1,426
	Challenger Ltd.	352,214	1,417
	Metcash Ltd.	521,415	1,351
	nib holdings Ltd.	263,080	1,350
	Ansell Ltd.	70,795	1,260
	Domino's Pizza Enterprises Ltd.	37,445	1,260
*	AMP Ltd.	1,553,146	1,174
	Seven Group Holdings Ltd.	71,673	1,132
	Perseus Mining Ltd.	765,998	1,132
	Reliance Worldwide Corp. Ltd.	401,046	1,094
		Shares	Market Value• ($000)
	Champion Iron Ltd.	251,589	1,093
	Breville Group Ltd.	78,907	1,084
*	Flight Centre Travel Group Ltd.	80,331	1,055
*	Webjet Ltd.	213,221	1,054
	Orora Ltd.	455,192	1,040
*	Chalice Mining Ltd.	194,712	1,035
	Pro Medicus Ltd.	24,204	994
	National Storage REIT	593,837	989
	Beach Energy Ltd.	990,822	975
	Region RE Ltd.	593,940	972
*	Sandfire Resources Ltd.	221,610	966
	ARB Corp. Ltd.	44,466	950
	Perpetual Ltd.	56,571	925
	Nine Entertainment Co. Holdings Ltd.	669,237	923
	Eagers Automotive Ltd.	96,272	909
	CSR Ltd.	255,294	894
	Charter Hall Long Wale REIT	301,271	872
*	Star Entertainment Group Ltd.	1,026,034	870
[2]	Viva Energy Group Ltd.	420,842	870
	Tabcorp Holdings Ltd.	1,184,950	827
	AUB Group Ltd.	44,952	824
	Bapcor Ltd.	182,563	797
	Sims Ltd.	75,978	796
	Downer EDI Ltd.	331,751	785
	Super Retail Group Ltd.	84,088	759
	Corporate Travel Management Ltd.	53,925	755
	Gold Road Resources Ltd.	605,940	754
	Nufarm Ltd.	200,238	745
*	De Grey Mining Ltd.	678,473	728
	TPG Telecom Ltd.	201,437	719
	Harvey Norman Holdings Ltd.	296,900	713
	Insignia Financial Ltd.	336,187	667
	Nickel Industries Ltd.	1,047,168	666
	HomeCo Daily Needs REIT	831,405	665
	Premier Investments Ltd.	37,922	660
	BWP Trust	255,309	658
*,1	Core Lithium Ltd.	981,521	646
*	PEXA Group Ltd.	71,558	635
	IRESS Ltd.	91,708	630
	HUB24 Ltd.	32,779	620
*	Paladin Energy Ltd.	1,406,033	618
	InvoCare Ltd.	83,470	616
	Charter Hall Retail REIT	228,520	588
	Deterra Royalties Ltd.	189,302	580
*	Bellevue Gold Ltd.	597,654	561
*	Capricorn Metals Ltd.	190,001	559
3

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Regis Resources Ltd.	391,667	554
	Waypoint REIT Ltd.	319,243	554
	Centuria Industrial REIT	265,236	552
*	Telix Pharmaceuticals Ltd.	81,587	552
	Healius Ltd.	276,838	550
	United Malt Group Ltd.	185,607	544
	GUD Holdings Ltd.	83,265	531
*	Neuren Pharmaceuticals Ltd.	56,237	530
*,1	Boral Ltd.	190,362	523
	GrainCorp Ltd. Class A	115,293	522
	Bega Cheese Ltd.	203,972	514
	IPH Ltd.	95,011	514
	Lifestyle Communities Ltd.	45,419	514
	Ingenia Communities Group	178,560	509
	Lovisa Holdings Ltd.	28,117	499
	Imdex Ltd.	350,493	484
*	Nanosonics Ltd.	125,228	477
	NRW Holdings Ltd.	282,625	454
	Arena REIT	182,201	453
	Blackmores Ltd.	7,151	452
	HMC Capital Ltd.	170,028	445
	Costa Group Holdings Ltd.	265,677	441
*,1	Sayona Mining Ltd.	3,253,869	440
	Brickworks Ltd.	26,328	438
	Link Administration Holdings Ltd.	308,166	435
[2]	Coronado Global Resources Inc.	383,982	423
	oOh!media Ltd.	379,477	416
	PWR Holdings Ltd.	61,516	411
	New Hope Corp. Ltd.	115,847	410
	Elders Ltd.	75,733	408
	Netwealth Group Ltd.	44,941	408
	Monadelphous Group Ltd.	49,373	407
	Johns Lyng Group Ltd.	86,567	390
*	Resolute Mining Ltd.	1,218,737	387
*	Silver Lake Resources Ltd.	456,787	385
*	Karoon Energy Ltd.	268,395	384
*	Strike Energy Ltd.	1,216,739	384
*	Perenti Ltd.	499,424	383
	Amcor plc	34,325	377
	Helia Group Ltd.	179,466	377
	Abacus Property Group	210,172	372
	McMillan Shakespeare Ltd.	35,729	365
	Platinum Asset Management Ltd.	304,070	355
*	PolyNovo Ltd.	321,279	349
*	West African Resources Ltd.	534,086	346
	Magellan Financial Group Ltd.	63,679	345
	Centuria Capital Group	298,615	342
*	Tietto Minerals Ltd.	848,035	337
	Credit Corp. Group Ltd.	27,193	327
		Shares	Market Value• ($000)
	Ramelius Resources Ltd.	372,219	325
	Rural Funds Group	248,430	324
	Charter Hall Social Infrastructure REIT	160,628	323
[1]	Yancoal Australia Ltd.	87,468	323
	Myer Holdings Ltd.	545,572	318
	EVT Ltd.	39,152	314
*,1	Vulcan Energy Resources Ltd.	78,229	312
*	Boss Energy Ltd.	177,302	312
*	Weebit Nano Ltd.	86,739	307
	Ventia Services Group Pty. Ltd.	175,743	306
	Adbri Ltd.	286,010	302
	Growthpoint Properties Australia Ltd.	137,861	299
	Hotel Property Investments Ltd.	130,574	297
	Data#3 Ltd.	58,914	297
	G8 Education Ltd.	359,410	291
	Collins Foods Ltd.	49,137	283
	Pinnacle Investment Management Group Ltd.	51,131	282
	GQG Partners Inc.	308,698	281
*,1,2	Life360 Inc. GDR	79,769	273
	Kelsian Group Ltd.	64,350	262
*	Westgold Resources Ltd.	257,349	260
	Vulcan Steel Ltd.	49,991	259
*	Macquarie Telecom Group Ltd.	6,342	258
*	Stanmore Resources Ltd.	126,289	257
*	Arafura Rare Earths Ltd.	932,307	256
	Jumbo Interactive Ltd.	29,317	255
*	Syrah Resources Ltd.	328,112	254
*	Omni Bridgeway Ltd.	163,346	249
	Codan Ltd.	50,891	247
*	Imugene Ltd.	2,944,361	246
	Accent Group Ltd.	144,190	244
*	Megaport Ltd.	64,531	244
*	SiteMinder Ltd.	100,793	244
	Estia Health Ltd.	138,781	242
*	Fleetpartners Group Ltd.	172,186	240
	Hansen Technologies Ltd.	76,538	229
[1]	Clinuvel Pharmaceuticals Ltd.	16,708	225
*,1	Audinate Group Ltd.	38,055	222
	Domain Holdings Australia Ltd.	98,574	220
	MyState Ltd.	93,253	220
	Cromwell Property Group	567,566	215
*	ioneer Ltd.	1,046,875	214
*	Judo Capital Holdings Ltd.	250,833	207
*	Australian Agricultural Co. Ltd.	198,343	202
*	Calix Ltd.	64,286	202
*,1	Lake Resources NL	710,462	201
*,1	Mincor Resources NL	212,973	199
*	Alkane Resources Ltd.	333,352	194
	Dexus Industria REIT	103,290	191
		Shares	Market Value• ($000)
	Centuria Office REIT	196,798	186
*	Silex Systems Ltd.	83,434	186
*	Argosy Minerals Ltd.	669,900	182
	APM Human Services International Ltd.	142,484	179
[1]	Service Stream Ltd.	403,873	178
	Newcrest Mining Ltd.	9,248	176
*	Aussie Broadband Ltd.	78,552	173
*	St Barbara Ltd.	414,057	166
	Inghams Group Ltd.	88,279	165
	SmartGroup Corp. Ltd.	34,915	156
	Sigma Healthcare Ltd.	325,671	151
*	Cooper Energy Ltd.	1,339,382	151
*,3	AVZ Minerals Ltd.	1,173,611	151
*,1	Mesoblast Ltd.	262,914	150
	Infomedia Ltd.	145,778	145
	Southern Cross Media Group Ltd.	258,872	144
	Nick Scali Ltd.	21,686	140
	Australian Clinical Labs Ltd.	57,771	136
*	Tyro Payments Ltd.	124,644	132
*	Leo Lithium Ltd.	370,790	130
	Select Harvests Ltd.	43,244	127
	GWA Group Ltd.	108,684	127
	Austal Ltd.	109,789	121
*	Superloop Ltd.	293,545	120
*	Temple & Webster Group Ltd.	44,749	120
*	Seven West Media Ltd.	466,784	119
	Emeco Holdings Ltd.	242,499	110
*,1	PointsBet Holdings Ltd.	105,113	110
*,1	BrainChip Holdings Ltd.	407,392	110
	Integral Diagnostics Ltd.	51,802	109
*,1	Zip Co. Ltd.	313,548	107
	Dicker Data Ltd.	19,419	105
*,1	Starpharma Holdings Ltd. Class A	320,543	102
	GDI Property Group Partnership	211,751	101
	Praemium Ltd.	219,272	100
	Solvar Ltd.	78,326	98
	Cedar Woods Properties Ltd.	29,986	97
	29Metals Ltd.	122,410	97
*	OFX Group Ltd.	100,137	95
*	Appen Ltd.	44,204	93
	Australian Ethical Investment Ltd.	42,777	92
*	Mount Gibson Iron Ltd.	286,220	91
[1]	Australian Finance Group Ltd.	79,434	85
*	Neometals Ltd.	204,022	85
*	Opthea Ltd.	168,638	80
*	Mayne Pharma Group Ltd.	28,243	78
*,1	Kogan.com Ltd.	27,037	78
*	Fineos Corp. Ltd.	64,697	75
	Jupiter Mines Ltd.	422,476	70
	Baby Bunting Group Ltd.	48,163	69
*	Novonix Ltd.	104,544	69
4

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Ardent Leisure Group Ltd.	176,320	64
*,1	EML Payments Ltd.	118,258	57
*	Nuix Ltd.	76,126	54
*,1	Paradigm Biopharmaceuticals Ltd.	69,997	48
	Pact Group Holdings Ltd.	65,730	44
*,1	Jervois Global Ltd.	754,343	44
*	Aurelia Metals Ltd.	476,904	43
	SG Fleet Group Ltd.	31,301	42
*,1	Incannex Healthcare Ltd.	502,813	40
[1]	Regis Healthcare Ltd.	27,703	39
*	Carnarvon Energy Ltd.	469,345	39
	Bravura Solutions Ltd.	119,434	36
*	Australian Strategic Materials Ltd.	51,123	36
*	Betmakers Technology Group Ltd.	296,392	35
*,1	AMA Group Ltd.	287,025	31
	Humm Group Ltd.	96,019	31
*	Andromeda Metals Ltd.	1,029,432	27
	Navigator Global Investments Ltd.	36,584	26
*,1	Bubs Australia Ltd.	184,146	24
*,3	Firefinch Ltd.	519,107	21
*,1	Dubber Corp. Ltd.	114,926	15
*,1	PointsBet Holdings Ltd. Warrants Exp. 7/8/24	5,203	—
			757,689
Austria (0.1%)
	Erste Group Bank AG	170,802	6,210
	OMV AG	74,764	3,538
	Verbund AG	34,690	3,090
	ANDRITZ AG	36,902	2,397
	voestalpine AG	62,879	2,180
*,2	BAWAG Group AG	42,060	2,051
	Wienerberger AG	57,594	1,735
*	Raiffeisen Bank International AG	64,265	987
	Mayr Melnhof Karton AG	4,365	697
	UNIQA Insurance Group AG	69,446	623
*	CA Immobilien Anlagen AG	20,563	597
	Oesterreichische Post AG	15,305	590
	Vienna Insurance Group AG Wiener Versicherung Gruppe	18,064	531
*	Telekom Austria AG Class A	63,074	492
	EVN AG	17,858	430
*	DO & CO AG	3,660	429
*	Lenzing AG	6,402	419
	AT&S Austria Technologie & Systemtechnik AG	12,184	373
	Schoeller-Bleckmann Oilfield Equipment AG	5,345	336
	Strabag SE	7,566	330
	Palfinger AG	8,719	287
*	IMMOFINANZ AG	15,378	251
		Shares	Market Value• ($000)
	Porr AG	10,423	159
	Agrana Beteiligungs AG	3,459	65
*	Flughafen Wien AG	1,403	62
*,3	S IMMO AG Rights Exp. 8/11/23	26,407	—
			28,859
Belgium (0.3%)
	Anheuser-Busch InBev SA	457,732	29,761
*	Argenx SE	29,299	11,302
	KBC Group NV	144,822	10,353
	UCB SA	63,927	5,943
	Groupe Bruxelles Lambert NV	51,970	4,664
	Solvay SA	36,572	4,389
	Ageas SA	97,332	4,337
	Umicore SA	109,217	3,585
	Elia Group SA	19,565	2,683
	Warehouses De Pauw CVA	84,611	2,530
	D'ieteren Group	12,342	2,324
	Ackermans & van Haaren NV	11,942	2,101
	Sofina SA	8,313	1,909
	Aedifica SA	20,875	1,744
*	Cofinimmo SA	16,949	1,619
	Lotus Bakeries NV Class B	224	1,547
	Barco NV	39,155	1,144
	Euronav NV	65,787	1,127
	Melexis NV	10,729	1,023
	Bekaert SA	20,649	961
	Montea NV	9,770	856
	KBC Ancora	16,447	792
	Proximus SADP	89,316	761
	Shurgard Self Storage Ltd. (XBRU)	13,998	724
	Etablissements Franz Colruyt NV	24,063	668
	Fagron	30,361	564
	Xior Student Housing NV	17,133	544
	VGP NV Class B	4,936	517
	Telenet Group Holding NV	21,260	493
*	Deme Group NV	3,612	478
	Gimv NV	8,579	447
	Retail Estates NV	5,739	425
*	Kinepolis Group NV	8,060	408
*	Tessenderlo Group SA	11,558	383
*	Ontex Group NV	41,395	355
	Econocom Group SA NV	56,008	192
	bpost SA	38,427	189
*	AGFA-Gevaert NV	66,622	187
	Wereldhave Belgium Comm VA	1,657	90
	Van de Velde NV	1,942	76
			104,195
Brazil (0.6%)
	Vale SA	1,777,061	25,795
	Petroleo Brasileiro SA Preference Shares	2,356,392	11,197
	Itau Unibanco Holding SA Preference Shares	1,930,483	10,032
	Petroleo Brasileiro SA	1,854,174	9,914
		Shares	Market Value• ($000)
	B3 SA - Brasil Bolsa Balcao	3,220,610	7,542
	Weg SA	777,572	6,410
	Banco Bradesco SA Preference Shares	1,802,454	5,005
	Localiza Rent a Car SA (BVMF)	427,855	4,976
	Ambev SA	1,743,586	4,950
	Itausa SA Preference Shares	2,739,984	4,768
	Centrais Eletricas Brasileiras SA	673,488	4,571
	Vale SA Class B ADR	279,597	4,029
	Banco Do Brasil SA	440,120	3,782
	Itau Unibanco Holding SA ADR	598,242	3,081
	Suzano SA	371,315	2,963
	Raia Drogasil SA	549,900	2,897
	Banco BTG Pactual SA.	593,224	2,785
	Equatorial Energia SA	505,799	2,772
	Banco Bradesco SA ADR	979,393	2,742
	Rumo SA	684,916	2,705
	JBS SA	738,998	2,652
*	Petro Rio SA	356,075	2,481
	BB Seguridade Participacoes SA	351,339	2,417
	Petroleo Brasileiro SA ADR	223,004	2,116
	Telefonica Brasil SA	238,064	1,963
	Gerdau SA Preference Shares	382,095	1,929
[2]	Rede D'Or Sao Luiz SA	415,839	1,907
	Banco Bradesco SA	742,922	1,850
	Cia Energetica de Minas Gerais Preference Shares	741,280	1,835
	Cosan SA	604,352	1,815
	CCR SA	631,944	1,719
*	Cia de Saneamento Basico do Estado de Sao Paulo	183,000	1,693
	Hypera SA	221,112	1,651
	Vibra Energia SA	622,248	1,647
	Lojas Renner SA	506,094	1,607
*	Embraer SA	398,400	1,551
	Sendas Distribuidora SA	622,105	1,533
	Ambev SA ADR	532,359	1,491
	Klabin SA	386,300	1,482
	Itau Unibanco Holding SA	317,531	1,406
*	Eneva SA	606,602	1,380
	Petroleo Brasileiro SA ADR (XNYS)	126,488	1,343
	Totvs SA	253,784	1,306
	Energisa SA	155,715	1,305
	Ultrapar Participacoes SA	423,496	1,226
	Centrais Eletricas Brasileiras SA Preference Shares	160,615	1,172
*	Magazine Luiza SA	1,731,833	1,160
*,2	Hapvida Participacoes e Investimentos SA	2,042,812	1,130
	Cia Paranaense de Energia Preference Shares	685,400	1,102
*	Natura & Co. Holding SA	487,063	1,080
5

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Cia Energetica de Minas Gerais	246,251	997
	Gerdau SA ADR	193,380	965
	Banco Santander Brasil SA	176,900	953
	Transmissora Alianca de Energia Eletrica SA	127,327	931
	Kinea Indice de Precos FII	47,661	875
	Engie Brasil Energia SA	100,692	832
	TIM SA	288,300	809
	Aliansce Sonae Shopping Centers SA	209,827	784
	Metalurgica Gerdau SA Preference Shares	319,700	747
	Cielo SA	630,700	690
	Santos Brasil Participacoes SA	391,523	664
	Multiplan Empreendimentos Imobiliarios SA	125,121	650
	Bradespar SA Preference Shares	136,359	648
	Cia Siderurgica Nacional SA	222,400	634
	Porto Seguro SA	124,044	625
	Auren Energia SA	190,520	603
	CPFL Energia SA	87,900	584
*	3R PETROLEUM OLEO E GAS SA	90,652	576
	EDP - Energias do Brasil SA	127,367	575
	Atacadao SA	256,671	553
[2]	GPS Participacoes e Empreendimentos SA	218,800	552
	Tres Tentos Agroindustrial SA	238,500	519
	CSHG Logistica FI Imobiliario	15,329	499
	Kinea Rendimentos Imobiliarios FII	25,467	495
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	201,331	493
*	BRF SA	386,086	491
	Sao Martinho SA	76,800	484
	Petroreconcavo SA	117,900	465
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista. Preference Shares	99,849	461
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes	144,698	448
	SLC Agricola SA	49,080	428
	Fleury SA	143,750	418
	AES Brasil Energia SA	192,828	413
[1]	Cia Siderurgica Nacional SA ADR	143,994	410
*	Cogna Educacao	974,473	399
	Mills Estruturas e Servicos de Engenharia SA	215,394	395
	Raizen SA Preference Shares	614,403	393
	M Dias Branco SA	67,300	386
		Shares	Market Value• ($000)
*	Braskem SA Preference Shares	96,180	382
	Caixa Seguridade Participacoes SA	201,300	382
	FII Iridium	23,717	376
	Arezzo Industria e Comercio SA	28,100	374
	Kinea Renda Imobiliaria FII	12,735	373
	Alupar Investimento SA	64,124	348
	Cia de Saneamento de Minas Gerais Copasa MG.	99,867	341
	Neoenergia SA	109,642	340
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	232,871	336
	XP Log FII	16,698	335
	Unipar Carbocloro SA Preference Shares	24,827	325
	GRUPO DE MODA SOMA SA	191,618	323
*	Via SA	804,289	297
	Grendene SA	177,800	291
*	Omega Energia SA	156,868	291
	Iochpe Maxion SA	123,596	281
	Banco Pan SA Preference Shares	258,800	278
	Cia de Saneamento do Parana	71,580	273
[1]	TIM SA ADR	19,532	272
*	Azul SA Preference Shares	121,536	265
*	Log-in Logistica Intermodal SA	32,900	255
	Odontoprev SA	126,043	253
	Cia de Saneamento do Parana Preference Shares	328,900	252
*	IRB Brasil Resseguros SA	39,522	249
	Banco do Estado do Rio Grande do Sul SA Class B Preference Shares	115,998	247
	SIMPAR SA	157,472	242
	Minerva SA	135,360	232
*	Oncoclinicas do Brasil Servicos Medicos SA	127,900	232
	Marfrig Global Foods SA	176,391	230
*	Alpargatas SA Preference Shares	146,361	217
	CSN Mineracao SA	227,200	211
	YDUQS Part	128,600	209
*,2	Locaweb Servicos de Internet SA	194,937	206
	Dexco SA	173,000	204
	JHSF Participacoes SA	253,747	197
*	Cia Brasileira de Distribuicao	63,121	190
	Pet Center Comercio E Participacoes SA	150,800	187
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	17,400	180
	Cia Paranaense de Energia	125,388	179
		Shares	Market Value• ($000)
	Wilson Sons Holdings Brasil SA	88,400	177
*	Grupo Mateus SA	156,400	173
	MRV Engenharia e Participacoes SA	116,700	168
	Marcopolo SA Preference Shares	231,609	167
	Camil Alimentos SA	106,200	153
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	30,800	149
	Boa Vista Servicos SA	96,800	146
	Vulcabras Azaleia SA	53,500	143
	Vivara Participacoes SA	33,200	142
*	Gol Linhas Aereas Inteligentes SA Preference Shares	98,773	132
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	28,700	130
	Randon SAImplementos E Participacoes Preference Shares	71,064	118
*	Smartfit Escola de Ginastica e Danca SA	36,200	111
	FII Hectare Ce	10,844	109
	CM Hospitalar SA	33,900	108
	Tupy SA	23,300	104
*	Taurus Armas SA Preference Shares	29,900	103
	EcoRodovias Infraestrutura e Logistica SA	81,353	101
*	Hidrovias do Brasil SA	195,900	101
	Usinas Siderurgicas de Minas Gerais SA Usiminas	70,700	100
	Ez Tec Empreendimentos e Participacoes SA	33,961	99
*	Light SA	151,500	98
	LOG Commercial Properties e Participacoes SA	29,615	97
	Diagnosticos da America SA	54,178	92
	Movida Participacoes SA	52,800	91
	Direcional Engenharia SA	28,542	90
	Ambipar Participacoes e Empreendimentos SA	20,500	84
	Grupo SBF SA	51,109	79
*	Zamp SA	86,844	73
	Qualicorp Consultoria e Corretora de Seguros SA	89,700	71
	Mahle-Metal Leve SA	12,100	70
	Cosan SA ADR	5,875	70
	Blau Farmaceutica SA	17,500	70
	Cia Brasileira de Aluminio	62,024	66
	Iguatemi SA (BVMF)	15,838	65
*	Anima Holding SA	132,984	62
6

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	CVC Brasil Operadora e Agencia de Viagens SA	110,417	60
	Armac Locacao Logistica E Servicos SA	24,800	60
	Hospital Mater Dei SA	35,300	59
	Lojas Quero Quero SA	66,900	55
*	Enauta Participacoes SA	23,045	53
*	Infracommerce CXAAS SA	221,540	53
	Instituto Hermes Pardini SA	12,400	50
	Fras-Le SA	23,394	44
	Empreendimentos Pague Menos S/A	72,600	43
*,2	Meliuz SA	226,848	39
*	Wiz Co.	25,310	30
	BR Properties SA	2,245	29
	Multilaser Industrial SA	68,700	27
	BRPR Corporate Offices FI	2,245	26
*	Guararapes Confeccoes SA	29,000	25
*	3R PETROLEUM OLEO E GAS SA Rights Exp. 5/22/23	16,430	25
	Bradespar SA	2,700	12
*	Localiza Rent a Car SA Rights Exp. 5/11/23	1,789	6
	Iguatemi SA Pref Preference	1,303	2
	Iguatemi SA	1,700	1
*	Meliuz Sa Right Exp. 5/25/23	1,542	—
			209,975
Canada (2.9%)
	Royal Bank of Canada	741,186	73,585
	Toronto-Dominion Bank	963,585	58,369
	Enbridge Inc.	1,070,960	42,582
	Canadian National Railway Co.	314,753	37,519
	Canadian Natural Resources Ltd.	577,071	35,165
[1]	Bank of Montreal	350,945	31,635
	Bank of Nova Scotia	631,852	31,540
	Canadian Pacific Kansas City Ltd.	380,457	29,991
*	Shopify Inc. Class A	602,973	29,213
	Brookfield Corp. Class A	710,212	23,044
	Suncor Energy Inc.	719,178	22,517
[1]	TC Energy Corp.	534,037	22,196
	Alimentation Couche-Tard Inc.	402,708	20,099
	Constellation Software Inc.	10,155	19,876
	Canadian Imperial Bank of Commerce	468,357	19,635
	Manulife Financial Corp.	990,543	19,557
	Nutrien Ltd.	275,178	19,090
	Waste Connections Inc.	135,955	18,911
	Barrick Gold Corp.	927,841	17,641
	Franco-Nevada Corp.	100,607	15,266
		Shares	Market Value• ($000)
	Sun Life Financial Inc.	310,848	15,248
	Agnico Eagle Mines Ltd.	261,299	14,823
	Intact Financial Corp.	93,066	14,078
	National Bank of Canada	176,300	13,147
	Cenovus Energy Inc.	739,741	12,416
	Wheaton Precious Metals Corp.	240,120	11,848
*	CGI Inc.	111,465	11,313
	Thomson Reuters Corp.	85,778	11,280
	Restaurant Brands International Inc.	159,613	11,189
	Fortis Inc. (XTSE)	250,979	11,020
*	Teck Resources Ltd. Class B	235,307	10,961
	Pembina Pipeline Corp.	290,904	9,576
	Dollarama Inc.	143,590	8,894
	Canadian Pacific Kansas City Ltd. (XTSE)	110,759	8,732
	WSP Global Inc.	61,497	8,116
	Fairfax Financial Holdings Ltd.	11,093	7,752
[1]	BCE Inc.	159,339	7,659
	Loblaw Cos. Ltd.	81,179	7,635
	Power Corp. of Canada	284,025	7,608
	Magna International Inc.	140,293	7,315
	Metro Inc.	124,981	7,123
	First Quantum Minerals Ltd.	291,550	7,084
	Tourmaline Oil Corp.	150,036	6,741
	Cameco Corp.	227,930	6,267
[1]	Emera Inc.	140,551	5,981
	Open Text Corp.	141,681	5,366
	TELUS Corp.	249,137	5,281
[2]	Hydro One Ltd.	165,464	4,846
	George Weston Ltd.	35,859	4,815
*	Brookfield Asset Management Ltd. Class A	142,041	4,762
	Imperial Oil Ltd.	93,249	4,753
	TFI International Inc.	43,573	4,696
[1]	ARC Resources Ltd.	333,871	4,147
	Great-West Lifeco Inc.	144,421	4,106
	iA Financial Corp. Inc.	55,523	3,726
[1]	Canadian Tire Corp. Ltd. Class A	27,945	3,663
	CCL Industries Inc. Class B	77,179	3,629
	Toromont Industries Ltd.	43,614	3,524
*	Descartes Systems Group Inc.	44,299	3,510
	Stantec Inc.	58,314	3,505
	Pan American Silver Corp.	194,920	3,470
	Kinross Gold Corp.	687,801	3,467
*	CAE Inc.	153,425	3,453
	Ritchie Bros Auctioneers Inc. (XNYS)	59,176	3,386
	Saputo Inc.	126,419	3,273
[1]	Canadian Apartment Properties REIT	88,769	3,252
	Northland Power Inc.	130,757	3,210
		Shares	Market Value• ($000)
	Gildan Activewear Inc.	93,935	3,059
	Algonquin Power & Utilities Corp.	356,316	3,030
	West Fraser Timber Co. Ltd.	41,239	2,983
	FirstService Corp.	19,609	2,950
	TMX Group Ltd.	28,930	2,930
	Lundin Mining Corp.	357,286	2,729
	Alamos Gold Inc. Class A	210,846	2,725
	Keyera Corp.	115,038	2,707
	Element Fleet Management Corp.	205,867	2,693
*	MEG Energy Corp.	158,080	2,632
	B2Gold Corp.	666,387	2,622
*	Ivanhoe Mines Ltd. Class A	297,450	2,580
	AltaGas Ltd.	146,109	2,556
	RioCan REIT	156,881	2,429
	GFL Environmental Inc.	62,113	2,256
	Finning International Inc.	83,966	2,176
	Brookfield Infrastructure Corp. Class A	50,765	2,163
	SNC-Lavalin Group Inc.	91,987	2,118
	Granite REIT	33,914	2,109
	Ritchie Bros Auctioneers Inc.	36,803	2,105
	Crescent Point Energy Corp.	280,821	2,077
	Capital Power Corp.	60,817	1,982
*	Kinaxis Inc.	14,424	1,981
	Boyd Group Services Inc.	11,140	1,858
	Enerplus Corp.	123,792	1,851
*	Bombardier Inc. Class B	42,865	1,851
	Canadian Utilities Ltd. Class A	63,681	1,841
	PrairieSky Royalty Ltd.	115,160	1,817
*	ATS Corp.	40,755	1,747
	Colliers International Group Inc.	16,326	1,736
	Parkland Corp.	72,030	1,699
	Onex Corp.	36,259	1,670
	SSR Mining Inc.	114,163	1,635
[1]	Choice Properties REIT	141,110	1,525
	Dream Industrial REIT	136,842	1,499
	Premium Brands Holdings Corp. Class A	19,481	1,462
*	Aritzia Inc.	45,855	1,457
	Osisko Gold Royalties Ltd.	84,821	1,379
	Gibson Energy Inc.	80,341	1,363
	BRP Inc.	18,199	1,360
	H&R REIT	155,946	1,352
	Boralex Inc. Class A	45,472	1,326
*	Bausch Health Cos. Inc.	178,909	1,317
	SmartCentres REIT	68,122	1,316
*,2	Nuvei Corp.	32,195	1,307
	Stella-Jones Inc.	33,287	1,303
	Methanex Corp.	28,925	1,295
	Atco Ltd. Class I	38,158	1,261
7

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Primo Water Corp.	83,039	1,261
	First Capital REIT	104,459	1,227
[1]	IGM Financial Inc.	38,930	1,195
	Brookfield Renewable Corp. Class A	35,688	1,192
*	Air Canada	85,105	1,191
	Parex Resources Inc.	58,372	1,185
	Allied Properties REIT	69,175	1,163
	Tricon Residential Inc.	143,335	1,149
*	BlackBerry Ltd.	291,375	1,136
[1]	Whitecap Resources Inc.	142,946	1,127
	TransAlta Corp.	123,265	1,099
*	Capstone Mining Corp.	229,954	1,081
*	Eldorado Gold Corp.	96,121	1,062
	Paramount Resources Ltd. Class A	44,840	1,062
*	Baytex Energy Corp.	280,554	1,056
	Brookfield Renewable Corp. Class A (XTSE)	30,631	1,024
*,1	Lithium Americas Corp.	51,144	1,022
	Linamar Corp.	21,344	1,015
	Vermilion Energy Inc.	78,734	997
	Canadian Western Bank	55,453	995
	First Majestic Silver Corp.	137,160	969
	Definity Financial Corp.	35,236	956
	Maple Leaf Foods Inc.	45,846	939
*	Lightspeed Commerce Inc.	70,871	932
	CI Financial Corp.	89,378	880
	Lundin Gold Inc.	67,983	862
*	Torex Gold Resources Inc.	51,590	847
	Stelco Holdings Inc.	22,895	800
*	OceanaGold Corp.	345,291	790
	Russel Metals Inc.	30,749	783
	Centerra Gold Inc.	115,435	780
[1]	Boardwalk REIT	18,075	774
	Chartwell Retirement Residences	117,163	766
	Innergex Renewable Energy Inc.	74,692	766
	Superior Plus Corp.	98,777	733
[1]	NorthWest Healthcare Properties REIT	121,759	732
	Enghouse Systems Ltd.	26,575	731
*	IAMGOLD Corp.	253,640	726
	Quebecor Inc. Class B	27,174	701
	Topaz Energy Corp.	48,122	689
	Home Capital Group Inc. Class B	20,552	661
	North West Co. Inc.	21,943	644
*	Novagold Resources Inc.	118,954	644
*,1	Equinox Gold Corp.	126,611	629
	GFL Environmental Inc. (XTSE)	16,516	600
*	Celestica Inc.	54,924	596
		Shares	Market Value• ($000)
*,1	Ballard Power Systems Inc.	130,153	575
	Artis REIT	107,545	559
	Hudbay Minerals Inc.	107,354	538
	Mullen Group Ltd.	46,582	516
	Laurentian Bank of Canada	20,915	497
	TransAlta Renewables Inc.	49,163	459
*	Canada Goose Holdings Inc.	23,332	457
	Winpak Ltd.	13,570	453
*	Canfor Corp.	29,993	451
	Primaris REIT	44,223	436
	Transcontinental Inc. Class A	36,166	389
[1]	Westshore Terminals Investment Corp.	18,163	370
	Cascades Inc.	44,345	361
	Cargojet Inc.	4,459	335
*,1	Canopy Growth Corp.	186,633	241
	Dye & Durham Ltd.	20,304	216
*,1	Cronos Group Inc.	105,313	196
[1]	First National Financial Corp.	7,029	196
	Cogeco Communications Inc.	3,793	184
	Osisko Gold Royalties Ltd. (XTSE)	7,855	128
*	Bombardier Inc. Class A	299	13
	Brookfield Infrastructure Corp. Class A (XTSE)	9	—
			1,064,635
Chile (0.1%)
	Sociedad Quimica y Minera de Chile SA Class B	58,691	3,973
	Banco De Chile	23,032,292	2,452
	Empresas COPEC SA	276,705	1,925
	Cencosud SA	696,140	1,419
	Enel Americas SA	9,721,752	1,325
	Banco Santander Chile SA	22,286,422	1,066
[1]	Sociedad Quimica y Minera de Chile SA ADR	14,220	960
	Empresas CMPC SA	601,149	942
	Falabella SA	430,463	923
	Cia Sud Americana de Vapores SA	8,820,401	901
	Banco de Credito e Inversiones SA	27,736	837
	Enel Chile SA	12,468,240	711
	Cia Cervecerias Unidas SA	70,134	573
	Aguas Andinas SA Class A	1,718,996	520
[1]	Banco Santander Chile ADR	27,100	519
*	Parque Arauco SA	360,481	511
	Embotelladora Andina SA Preference Shares	200,900	503
	Banco Itau Chile SA	222,803,067	502
	Quinenco SA	121,542	499
	Colbun SA	3,109,604	435
	Cencosud Shopping SA	263,796	420
	CAP SA	38,966	273
		Shares	Market Value• ($000)
	Inversiones Aguas Metropolitanas SA	349,036	242
	Soc Inversiones Oro Blanco	25,993,409	230
	Empresa Nacional de Telecomunicaciones SA	52,751	219
	SMU SA	1,180,463	206
	Enel Chile SA ADR	65,984	185
	Plaza SA	137,445	177
	SONDA SA	316,876	160
	Vina Concha y Toro SA	117,757	141
*	Engie Energia Chile SA	169,857	132
	Ripley Corp. SA	580,437	117
	Inversiones La Construccion SA	17,724	112
			24,110
China (3.3%)
	Tencent Holdings Ltd.	3,180,202	141,252
*	Alibaba Group Holding Ltd.	7,785,420	82,320
*,2	Meituan Class B	2,498,027	42,692
	China Construction Bank Corp. Class H	49,609,026	33,165
	JD.com Inc. Class A	1,247,862	22,272
	Ping An Insurance Group Co. of China Ltd. Class H	2,901,966	21,171
	Industrial & Commercial Bank of China Ltd. Class H	39,291,245	21,139
*	Baidu Inc. Class A	1,193,654	17,967
	NetEase Inc.	966,455	17,205
*	PDD Holdings Inc.	231,198	15,756
	Bank of China Ltd. Class H	39,026,410	15,586
	BYD Co. Ltd. Class H	472,960	14,343
	Yum China Holdings Inc.	221,366	13,547
	Kweichow Moutai Co. Ltd. Class A	46,095	11,734
*,2	Wuxi Biologics Cayman Inc.	1,861,740	11,101
*,2	Xiaomi Corp. Class B	7,697,800	10,926
*	Trip.com Group Ltd.	280,201	9,963
	China Merchants Bank Co. Ltd. Class H	1,954,898	9,437
	Li Ning Co. Ltd.	1,202,750	8,602
	ANTA Sports Products Ltd.	661,600	8,221
	China Petroleum and Chemical Corp. (Sinopec) Class H	12,095,337	7,927
	PetroChina Co. Ltd. Class H	10,808,000	7,508
	China Life Insurance Co. Ltd. Class H	3,902,271	7,497
*,2	Kuaishou Technology	1,045,400	6,921
	China Resources Land Ltd.	1,459,909	6,798
	China Resources Beer Holdings Co. Ltd.	854,681	6,602
	China Mengniu Dairy Co. Ltd.	1,630,236	6,581
*	Li Auto Inc. Class A	551,697	6,534
	Agricultural Bank of China Ltd. Class H	16,812,500	6,500
8

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	BeiGene Ltd.	325,400	6,386
	ZTO Express Cayman Inc.	228,146	6,281
	Ping An Insurance Group Co. of China Ltd. Class A	821,658	6,161
	ENN Energy Holdings Ltd.	401,618	5,507
	Contemporary Amperex Technology Co. Ltd. Class A	161,532	5,405
*	KE Holdings Inc. ADR	340,520	5,343
*	H World Group Ltd. ADR	111,107	5,211
	China Overseas Land & Investment Ltd.	2,028,480	5,145
	China Shenhua Energy Co. Ltd. Class H	1,502,500	4,991
*	NIO Inc. ADR	633,632	4,987
[2]	Nongfu Spring Co. Ltd. Class H	911,600	4,946
	Haier Smart Home Co. Ltd. Class H	1,471,800	4,797
	Zijin Mining Group Co. Ltd. Class H	2,725,301	4,614
	CSPC Pharmaceutical Group Ltd.	4,480,000	4,562
	PICC Property & Casualty Co. Ltd. Class H	3,650,330	4,415
*,2	JD Health International Inc.	544,611	3,930
	Shenzhou International Group Holdings Ltd.	400,466	3,847
	China Merchants Bank Co. Ltd. Class A	786,349	3,827
[2]	Postal Savings Bank of China Co. Ltd. Class H	5,790,000	3,775
	BYD Co. Ltd. Class A	101,133	3,748
	Sunny Optical Technology Group Co. Ltd.	348,600	3,684
	Geely Automobile Holdings Ltd.	2,904,200	3,605
*,2	Innovent Biologics Inc.	744,441	3,579
	Wuliangye Yibin Co. Ltd. Class A	142,400	3,479
	China Pacific Insurance Group Co. Ltd. Class H	1,164,000	3,477
*	New Oriental Education & Technology Group Inc.	726,660	3,300
	Citic Pacific Ltd.	2,576,000	3,234
	Tsingtao Brewery Co. Ltd. Class H	297,667	3,187
	Sino Biopharmaceutical Ltd.	5,733,250	3,183
*	Vipshop Holdings Ltd. ADR	200,593	3,149
[2]	China Tower Corp. Ltd. Class H	24,460,576	3,122
	Industrial & Commercial Bank of China Ltd. Class A	4,521,685	3,083
		Shares	Market Value• ($000)
	CITIC Securities Co. Ltd. Class H	1,352,634	2,848
	COSCO SHIPPING Holdings Co. Ltd. Class H	2,407,549	2,796
[2]	Longfor Group Holdings Ltd.	1,001,100	2,740
*	GCL-Poly Energy Holdings Ltd.	10,874,000	2,730
*,2	SenseTime Group Inc. Class B	8,089,000	2,701
*	XPeng Inc. Class A	554,128	2,646
	China Yangtze Power Co. Ltd. Class A	832,094	2,631
*	Bilibili Inc. Class Z	128,679	2,618
	Yanzhou Coal Mining Co. Ltd. Class H	756,000	2,594
	China CITIC Bank Corp. Ltd. Class H	4,567,525	2,471
	Xinyi Solar Holdings Ltd.	2,262,200	2,432
*	Tencent Music Entertainment Group ADR	325,621	2,413
	Bank of Communications Ltd. Class H	3,693,058	2,385
	Sinopharm Group Co. Ltd. Class H	658,600	2,333
[2]	WuXi AppTec Co. Ltd. Class H	248,356	2,184
*	Full Truck Alliance Co. Ltd. ADR	335,471	2,147
	China Resources Power Holdings Co. Ltd.	979,400	2,132
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	47,188	2,128
	China Shenhua Energy Co. Ltd. Class A	498,200	2,095
*	Kingdee International Software Group Co. Ltd.	1,360,000	2,091
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,216,400	2,076
	China Gas Holdings Ltd.	1,555,074	2,001
	Kingsoft Corp. Ltd.	453,800	1,995
*,2	Haidilao International Holding Ltd.	791,000	1,934
	China Petroleum & Chemical Corp. Class A	1,965,580	1,908
	Zijin Mining Group Co. Ltd. Class A	1,025,112	1,907
	Industrial Bank Co. Ltd. Class A	761,800	1,898
	China Longyuan Power Group Corp. Ltd. Class H	1,808,000	1,897
[1]	Great Wall Motor Co. Ltd. Class H	1,545,058	1,875
	China Pacific Insurance Group Co. Ltd. Class A	414,588	1,872
	Anhui Conch Cement Co. Ltd. Class H	587,500	1,855
[2]	Guotai Junan Securities Co. Ltd. Class H	1,407,800	1,814
		Shares	Market Value• ($000)
	China Tourism Group Duty Free Corp. Ltd. Class A	77,168	1,800
	China National Building Material Co. Ltd. Class H	2,390,750	1,794
*	Zai Lab Ltd.	510,430	1,787
	Luzhou Laojiao Co. Ltd. Class A	54,100	1,768
	People's Insurance Co. Group of China Ltd. Class H	4,492,000	1,767
*	Alibaba Health Information Technology Ltd.	2,438,000	1,757
	Country Garden Holdings Co. Ltd.	6,816,230	1,756
	Country Garden Services Holdings Co. Ltd.	1,088,059	1,710
[2]	China International Capital Corp. Ltd. Class H	805,200	1,692
	Weichai Power Co. Ltd. Class H	1,143,400	1,690
	Kunlun Energy Co. Ltd.	1,810,000	1,678
	East Money Information Co. Ltd. Class A	710,944	1,657
	Jiangsu Hengrui Medicine Co. Ltd. Class A	234,416	1,649
	Tingyi Cayman Islands Holding Corp.	938,000	1,639
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	45,424	1,632
	Hengan International Group Co. Ltd.	363,730	1,625
*	Wanhua Chemical Group Co. Ltd. Class A	120,700	1,609
	China Vanke Co. Ltd. Class H	1,028,589	1,608
[2]	China Resources Mixc Lifestyle Services Ltd.	301,200	1,597
	China Resources Gas Group Ltd.	505,000	1,594
*	Foshan Haitian Flavouring & Food Co. Ltd. Class A	155,870	1,592
	Zhongsheng Group Holdings Ltd.	372,000	1,589
	China Railway Group Ltd. Class H	2,048,000	1,575
	China State Construction Engineering Corp. Ltd. Class A	1,648,764	1,566
	Haitong Securities Co. Ltd. Class H	2,347,139	1,559
	CRRC Corp. Ltd. Class H	2,388,000	1,545
	Guangdong Investment Ltd.	1,614,000	1,543
	LONGi Green Energy Technology Co. Ltd. Class A	298,777	1,509
[2]	Ganfeng Lithium Co. Ltd. Class H	226,280	1,493
*,2	Akeso Inc.	270,000	1,483
[2]	CGN Power Co. Ltd. Class H	5,600,832	1,479
9

Total World Stock Index Fund
		Shares	Market Value• ($000)
	SF Holding Co. Ltd. Class A	179,498	1,464
	Muyuan Foods Co. Ltd. Class A	211,548	1,463
	Agricultural Bank of China Ltd. Class A	2,948,435	1,456
[2]	China Feihe Ltd.	2,150,000	1,452
	China Minsheng Banking Corp. Ltd. Class H	3,946,512	1,450
*	Huaneng Power International Inc. Class H	2,306,000	1,437
*	Kanzhun Ltd.	77,469	1,432
	Aluminum Corp. of China Ltd. Class H	2,395,331	1,423
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	344,800	1,403
*	iQIYI Inc. ADR	228,794	1,396
*,2	JD Logistics Inc.	893,027	1,395
	Central China Securities Co. Ltd. Class H	8,639,988	1,367
*	Genscript Biotech Corp.	516,000	1,364
	China Hongqiao Group Ltd.	1,373,500	1,353
*	TAL Education Group ADR	227,769	1,335
	Jiangxi Copper Co. Ltd. Class H	750,000	1,334
	Bank of China Ltd. Class A	2,479,000	1,314
	BYD Electronic International Co. Ltd.	431,000	1,307
	Ping An Bank Co. Ltd. Class A	713,500	1,296
*	Daqo New Energy Corp. ADR	28,191	1,295
*	Air China Ltd. Class H	1,458,000	1,291
	Foxconn Industrial Internet Co. Ltd. Class A	548,900	1,279
	Beijing Enterprises Holdings Ltd.	303,500	1,260
	Beijing Kingsoft Office Software Inc. Class A	19,754	1,259
	China Molybdenum Co. Ltd. Class H	2,049,000	1,256
	China Conch Venture Holdings Ltd.	780,998	1,246
	Bank of Communications Co. Ltd. Class A	1,547,100	1,245
*,2	Hygeia Healthcare Holdings Co. Ltd.	168,732	1,243
	Anhui Gujing Distillery Co. Ltd. Class B	69,100	1,226
	PetroChina Co. Ltd. Class A	1,069,900	1,222
*,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	392,356	1,221
	New China Life Insurance Co. Ltd. Class H	422,234	1,209
	GF Securities Co. Ltd. Class H	835,800	1,200
		Shares	Market Value• ($000)
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	55,395	1,198
*	Tongcheng-Elong Holdings Ltd.	560,400	1,192
	China Galaxy Securities Co. Ltd. Class H	2,183,500	1,186
	Yangzijiang Shipbuilding Holdings Ltd.	1,268,236	1,183
	Yanzhou Coal Mining Co. Ltd. Class A	236,600	1,178
	Shanghai Pudong Development Bank Co. Ltd. Class A	1,069,486	1,175
	Zhuzhou CRRC Times Electric Co. Ltd.	290,109	1,171
	C&D International Investment Group Ltd.	380,000	1,170
	China Railway Group Ltd. Class A	870,300	1,169
*,2	China Literature Ltd.	251,800	1,163
	ZTE Corp. Class H	355,614	1,145
	Kingboard Holdings Ltd.	371,340	1,137
[2]	Yadea Group Holdings Ltd.	486,000	1,136
[2]	China Merchants Securities Co. Ltd. Class H	1,115,160	1,132
	China Merchants Port Holdings Co. Ltd.	760,000	1,128
	Aier Eye Hospital Group Co. Ltd. Class A	263,859	1,123
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	261,700	1,117
	China State Construction International Holdings Ltd.	875,750	1,089
	Luxshare Precision Industry Co. Ltd. Class A	285,769	1,081
*	Microport Scientific Corp.	484,652	1,075
	Shaanxi Coal Industry Co. Ltd. Class A	377,300	1,068
	Tongwei Co. Ltd. Class A	183,900	1,060
[1,2]	Smoore International Holdings Ltd.	896,000	1,047
*	Gds Holdings Ltd. Class A	536,711	1,039
	Qifu Technology Inc.	58,670	1,035
	China Power International Development Ltd.	2,715,851	1,031
*,1	JinkoSolar Holding Co. Ltd. ADR	20,601	1,022
	CITIC Securities Co. Ltd. Class A	329,854	1,004
	Minth Group Ltd.	346,000	1,002
	Guangzhou Automobile Group Co. Ltd. Class H	1,605,399	1,002
[1,2]	Pop Mart International Group Ltd.	411,400	998
		Shares	Market Value• ($000)
	NAURA Technology Group Co. Ltd. Class A	20,500	993
	Shanghai Baosight Software Co. Ltd. Class B	286,617	981
	China Medical System Holdings Ltd.	585,000	971
[2]	CSC Financial Co. Ltd. Class H	953,000	970
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	337,639	965
*	Canadian Solar Inc.	25,609	958
	China Coal Energy Co. Ltd. Class H	1,109,000	953
[1]	Yuexiu Property Co. Ltd.	658,441	953
	Inner Mongolia Yitai Coal Co. Ltd. Class B	637,704	946
	Sungrow Power Supply Co. Ltd. Class A	57,300	936
	Sany Heavy Industry Co. Ltd. Class A	391,946	935
	Autohome Inc. ADR	31,542	935
	China Insurance International Holdings Co. Ltd.	808,659	929
*	Zhaojin Mining Industry Co. Ltd. Class H	579,500	922
*	China Southern Airlines Co. Ltd. Class H	1,312,000	919
*	RLX Technology Inc. ADR	371,351	914
*,2	Hua Hong Semiconductor Ltd.	222,084	913
	Bosideng International Holdings Ltd.	1,850,000	912
	China Vanke Co. Ltd. Class A	416,700	911
	Shenzhen Inovance Technology Co. Ltd. Class A	101,600	908
	TravelSky Technology Ltd. Class H	452,000	902
[2]	Huatai Securities Co. Ltd. Class H	696,564	900
	NARI Technology Co. Ltd. Class A	236,976	896
	Bank of Ningbo Co. Ltd. Class A	226,068	895
[2]	3SBio Inc.	882,000	884
	ZTE Corp. Class A	170,998	880
	MINISO Group Holding Ltd. ADR	47,534	877
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	22,198	873
	Eve Energy Co. Ltd. Class A	91,605	869
[2]	China Resources Pharmaceutical Group Ltd.	872,500	867
[2]	Jiumaojiu International Holdings Ltd.	385,000	865
10

Total World Stock Index Fund
		Shares	Market Value• ($000)
	China Three Gorges Renewables Group Co. Ltd. Class A	1,103,600	865
[1,2]	Everbright Securities Co. Ltd. Class H	1,159,800	860
	Chongqing Zhifei Biological Products Co. Ltd. Class A	72,700	856
	CRRC Corp. Ltd. Class A	842,200	851
	China Everbright Bank Co. Ltd. Class H	2,639,000	845
[2]	Hansoh Pharmaceutical Group Co. Ltd.	460,000	839
	Poly Developments and Holdings Group Co. Ltd. Class A	416,099	837
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	138,561	833
	China United Network Communications Ltd. Class A	1,044,400	821
	Chinasoft International Ltd.	1,204,000	803
	China Overseas Property Holdings Ltd.	722,493	802
[2]	Shandong Gold Mining Co. Ltd. Class H	376,050	802
	Fosun International Ltd.	1,142,464	801
	JOYY Inc. ADR	26,125	795
	SAIC Motor Corp. Ltd. Class A	382,099	781
[2]	Topsports International Holdings Ltd.	866,000	772
	Power Construction Corp. of China Ltd. Class A	693,900	772
*	Beijing Capital International Airport Co. Ltd. Class H	980,000	763
	Anhui Conch Cement Co. Ltd. Class A	195,200	759
	Yihai International Holding Ltd.	285,000	756
	Daqin Railway Co. Ltd. Class A	677,500	754
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	369,700	752
	Baoshan Iron & Steel Co. Ltd. Class A	804,600	749
	China CSSC Holdings Ltd. Class A	198,900	746
*	Advanced Micro-Fabrication Equipment Inc. Class A	28,065	738
	Sany Heavy Equipment International Holdings Co. Ltd.	554,000	735
	China Everbright International Ltd.	1,728,777	734
		Shares	Market Value• ($000)
*	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	714,000	734
	Haitian International Holdings Ltd.	281,000	730
*,2	New Horizon Health Ltd.	201,000	721
	Dongfeng Motor Group Co. Ltd. Class H	1,502,000	719
*	Chindra Group Holdings Ltd.	114,017	719
	Zhejiang Expressway Co. Ltd. Class H	858,000	712
*	Shanghai International Airport Co. Ltd. Class A	91,440	710
	Tsingtao Brewery Co. Ltd. Class A	41,900	708
	China Traditional Chinese Medicine Holdings Co. Ltd.	1,284,000	702
*	Weibo Corp. ADR	40,070	702
	Xtep International Holdings Ltd.	595,000	694
	Iflytek Co. Ltd. Class A	78,900	691
	New China Life Insurance Co. Ltd. Class A	122,700	690
	JA Solar Technology Co. Ltd. Class A	117,899	688
	Uni-President China Holdings Ltd.	686,800	686
	China Communications Services Corp. Ltd. Class H	1,252,000	686
	Aluminum Corp. of China Ltd. Class A	720,200	667
	Kingboard Laminates Holdings Ltd.	645,858	666
*,2	China Tourism Group Duty Free Corp. Ltd. Class H	30,900	661
	Shenwan Hongyuan Group Co. Ltd. Class A	1,010,100	660
[2]	Orient Securities Co. Ltd. Class H	1,098,800	656
*,2	Alphamab Oncology	334,000	654
	Huatai Securities Co. Ltd. Class A	320,900	652
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	196,000	644
	China Oilfield Services Ltd. Class H	542,000	638
	China Jinmao Holdings Group Ltd.	3,358,000	627
[1,2]	Jinxin Fertility Group Ltd.	949,500	627
	China Oilfield Services Ltd. Class A	267,625	626
	China Grand Pharmaceutical and Healthcare Holdings Ltd. Class A	957,080	623
		Shares	Market Value• ($000)
	China CITIC Bank Corp. Ltd. Class A	660,900	621
	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	204,000	618
	Hello Group Inc. ADR	73,822	617
	AviChina Industry & Technology Co. Ltd. Class H	1,138,000	615
	China National Nuclear Power Co. Ltd. Class A	616,500	615
	360 Security Technology Inc. Class A	264,998	612
	Cosco Shipping Ports Ltd.	908,000	597
	Far East Horizon Ltd.	661,000	595
*,2	Keymed Biosciences Inc.	73,000	583
*,1,2	Weimob Inc.	1,116,000	578
	Shenzhen International Holdings Ltd.	641,000	577
[1]	Flat Glass Group Co. Ltd. Class H	204,000	574
	China Energy Engineering Corp. Ltd. (XSSC)	1,464,000	573
*,1,2	Ping An Healthcare and Technology Co. Ltd.	228,127	570
	AECC Aviation Power Co. Ltd. Class A	89,200	565
	Huaxia Bank Co. Ltd. Class A	676,100	563
	Lufax Holding Ltd. ADR	330,075	561
	Wingtech Technology Co. Ltd. Class A	72,700	554
[2]	China Railway Signal & Communication Corp. Ltd. Class H	1,180,500	554
	China Cinda Asset Management Co. Ltd. Class H	4,614,000	549
	Jiangsu King's Luck Brewery JSC Ltd. Class A	63,427	549
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	55,200	547
*	Qinghai Salt Lake Industry Co. Ltd.	184,398	545
	Trina Solar Co. Ltd. Class A	76,264	543
	Bank of Nanjing Co. Ltd. Class A	398,300	542
	China Minsheng Banking Corp. Ltd. Class A	1,032,100	541
	Dongfang Electric Corp. Ltd. Class H	381,200	540
[2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	64,700	539
	Poly Property Services Co. Ltd.	87,100	539
	Sinotruk Hong Kong Ltd.	352,000	538
*,1	HengTen Networks Group Ltd.	2,193,200	534
11

Total World Stock Index Fund
		Shares	Market Value• ($000)
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	270,100	533
	Dongyue Group Ltd.	522,000	531
	China Resources Cement Holdings Ltd.	1,170,000	530
	Fufeng Group Ltd.	875,000	530
	CSC Financial Co. Ltd. Class A	143,300	525
	Sun Art Retail Group Ltd.	1,199,500	521
	Sinopec Engineering Group Co. Ltd. Class H	1,002,135	520
	China Everbright Bank Co. Ltd. Class A	1,124,800	520
*	Tianqi Lithium Corp. Class A (XSEC)	50,048	517
	SSY Group Ltd.	738,336	516
	Anhui Gujing Distillery Co. Ltd. Class A	13,000	514
	Huadian Power International Corp. Ltd. Class H	1,050,000	509
	Bank of Hangzhou Co. Ltd. Class A	280,300	509
	Hithink RoyalFlush Information Network Co. Ltd. Class A	19,453	502
	Changchun High & New Technology Industry Group Inc. Class A	21,246	501
	Bank of Beijing Co. Ltd. Class A	731,300	501
*	China Eastern Airlines Corp. Ltd. Class A	669,200	501
	China National Chemical Engineering Co. Ltd. Class A	326,900	501
*	Kingnet Network Co. Ltd. Class A	207,800	501
	Citic Pacific Special Steel Group Co. Ltd. Class A	214,110	500
	Orient Securities Co. Ltd. Class A	321,908	499
	Nine Dragons Paper Holdings Ltd.	716,000	497
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	655,497	496
	Beijing Enterprises Water Group Ltd.	1,949,015	495
	Metallurgical Corp. of China Ltd. Class H	1,618,000	494
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	32,199	494
	Focus Media Information Technology Co. Ltd. Class A	530,900	494
	BOE Technology Group Co. Ltd. Class A	850,900	494
		Shares	Market Value• ($000)
	Sichuan Road & Bridge Co. Ltd. Class A	215,500	494
*,2	Luye Pharma Group Ltd.	1,002,500	493
	China Meidong Auto Holdings Ltd.	318,000	493
	Montage Technology Co. Ltd. Class A	55,380	488
*,2	East Buy Holding Ltd.	140,500	487
*	Alibaba Pictures Group Ltd.	7,640,000	486
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	2,772,000	485
	Guangdong Haid Group Co. Ltd. Class A	61,077	485
	China Education Group Holdings Ltd.	545,000	485
*	Hollysys Automation Technologies Ltd.	30,346	484
	Greentown China Holdings Ltd.	399,879	481
	Metallurgical Corp. of China Ltd. Class A	742,600	481
	BOE Technology Group Co. Ltd. Class B	1,145,300	478
	Shenzhen Transsion Holdings Co. Ltd. Class A	30,181	476
*,2	InnoCare Pharma Ltd.	411,000	473
	NavInfo Co. Ltd. Class A	271,400	465
	Hundsun Technologies Inc. Class A	64,551	462
*	Shanghai Electric Group Co. Ltd. Class H	1,690,000	457
	Bank of Shanghai Co. Ltd. Class A	503,837	457
	Huadong Medicine Co. Ltd. Class A	76,030	455
	Yunnan Baiyao Group Co. Ltd. Class A	53,700	451
	Chongqing Rural Commercial Bank Co. Ltd. Class H	1,162,000	449
	Chongqing Changan Automobile Co. Ltd. Class A	258,986	447
	Fu Shou Yuan International Group Ltd.	546,000	443
	Jiangsu Zhongtian Technology Co. Ltd. Class A	208,100	440
	Lens Technology Co. Ltd. Class A	260,400	439
[1]	Xinte Energy Co. Ltd. Class H	175,600	435
	Shanghai International Port Group Co. Ltd. Class A	523,300	433
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	117,900	429
	XCMG Construction Machinery Co. Ltd. Class A	431,000	427
		Shares	Market Value• ($000)
	TBEA Co. Ltd. Class A	130,500	427
*	Inner Mongolia Xingye Mining Co. Ltd. Class A	338,900	427
	Sinotrans Ltd. Class H	1,224,000	424
	Hisense Home Appliances Group Co. Ltd. Class A	118,200	424
	Hangzhou Tigermed Consulting Co. Ltd. Class A	32,150	423
[1]	Tianneng Power International Ltd.	360,000	418
	Fu Jian Anjoy Foods Co. Ltd. Class A	17,000	418
*	New Hope Liuhe Co. Ltd. Class A	220,700	415
	Yealink Network Technology Corp. Ltd. Class A	43,530	415
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	124,700	413
	Kunlun Tech Co. Ltd. Class A	43,700	412
*,2	China Huarong Asset Management Co. Ltd. Class H	7,787,000	408
	Lao Feng Xiang Co. Ltd. Class A	41,900	408
	WuXi AppTec Co. Ltd. Class A	41,584	407
	Chongqing Changan Automobile Co. Ltd. Class B	891,263	405
	Yunnan Energy New Material Co. Ltd. Class A	26,700	402
	China Molybdenum Co. Ltd. Class A	463,200	400
	Wuxi Taiji Industry Co. Ltd. Class A	417,700	398
	PhiChem Corp. Class A	149,300	394
*,2	Remegen Co. Ltd. Class H	67,000	394
	Zhejiang NHU Co. Ltd. Class A	159,476	393
*	Imeik Technology Development Co. Ltd. Class A	5,000	393
	China Lesso Group Holdings Ltd.	453,000	392
[2]	Dali Foods Group Co. Ltd.	939,000	391
	Zhejiang Supcon Technology Co. Ltd.	28,064	391
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	109,150	390
	China Datang Corp Renewable Power Co. Ltd. Class H	1,003,000	390
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	61,900	389
*	Tianqi Lithium Corp. Class H	61,600	387
12

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	51,100	386
	Shandong Gold Mining Co. Ltd. Class A	103,577	385
	Beijing Tongrentang Co. Ltd.	45,561	383
*	Shuangliang Eco-Energy Systems Co. Ltd. Class A	181,200	383
*	Shanghai Junshi Biosciences Co. Ltd. Class A	50,137	382
	Zhejiang Huayou Cobalt Co. Ltd. Class A	50,440	380
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	692,380	378
	Zhejiang Dahua Technology Co. Ltd. Class A	111,300	378
	Will Semiconductor Co. Ltd. Shanghai Class A	28,485	377
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	60,860	376
[1,2]	Shenwan Hongyuan Group Co. Ltd. Class H	1,845,600	372
*	Lifetech Scientific Corp.	1,059,998	371
	China Energy Engineering Corp. Ltd. Class H	2,456,000	370
[2]	Asiainfo Technologies Ltd.	201,200	368
	Henan Shuanghui Investment & Development Co. Ltd. Class A	101,678	367
	Angang Steel Co. Ltd. Class H	1,100,800	366
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	41,072	366
	Beijing New Building Materials plc Class A	95,500	366
*,1	Kingsoft Cloud Holdings Ltd. ADR	63,734	365
[2]	BAIC Motor Corp. Ltd. Class H	1,296,900	365
	Hangzhou Steam Turbine Co. Ltd. Class B	258,754	365
*	GD Power Development Co. Ltd. Class A	654,899	365
	Yonyou Network Technology Co. Ltd. Class A	116,525	364
	TCL Technology Group Corp. Class A	628,200	363
	Geovis Technology Co. Ltd. Class A	30,932	363
	China Suntien Green Energy Corp. Ltd. Class H	824,000	361
		Shares	Market Value• ($000)
[2]	Angelalign Technology, Inc.	28,753	361
[2]	A-Living Smart City Services Co. Ltd.	448,750	360
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	78,071	360
	Inner Mangolia ERDOS Resources Co. Ltd.	198,960	359
	CSG Holding Co. Ltd. Class B	936,406	358
	Chongqing Brewery Co. Ltd. Class A	23,300	351
*	Juneyao Airlines Co. Ltd. Class A	135,100	350
*	Shanghai MicroPort MedBot Group Co. Ltd.	118,500	349
	Gigadevice Semiconductor Beijing Inc. Class A	22,151	348
	Skyworth Group Ltd.	695,340	347
	China Water Affairs Group Ltd.	424,000	340
	China Zhenhua Group Science & Technology Co. Ltd. Class A	26,200	340
	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	1,282,300	338
	Zhongji Innolight Co. Ltd. Class A	26,000	338
*,2	Alliance International Education Leasing Holdings Ltd.	480,000	338
[2]	Pharmaron Beijing Co. Ltd. Class H	77,749	337
	Jiangsu Expressway Co. Ltd. Class A	261,600	336
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	367,002	334
	NetDragon Websoft Holdings Ltd.	170,000	333
	Rongsheng Petrochemical Co. Ltd. Class A (XSEC)	174,500	333
*	China Southern Airlines Co. Ltd. Class A	297,800	333
*	Gushengtang Holdings Ltd.	49,800	333
	Jiangsu Expressway Co. Ltd. Class H	328,000	332
	Inspur Electronic Information Industry Co. Ltd. Class A	55,512	330
	AVIC Industry-Finance Holdings Co. Ltd. Class A	598,200	330
	Shui On Land Ltd.	2,712,000	329
	Hisense Home Appliances Group Co. Ltd. Class H	141,000	326
	COFCO Meat Holdings Ltd.	1,261,000	325
*,1,2	Haichang Ocean Park Holdings Ltd.	1,564,000	324
		Shares	Market Value• ($000)
[1,3]	CIFI Holdings Group Co. Ltd.	3,340,864	323
*	Gaotu Techedu Inc. ADR	98,181	322
*,1,2	Arrail Group Ltd.	234,000	322
	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	387,365	318
*,1	Golden Solar New Energy Technology Holdings Ltd.	338,000	317
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	159,800	317
*,2	Shanghai Junshi Biosciences Co. Ltd. Class H	80,400	316
	Jiangsu Eastern Shenghong Co. Ltd. Class A	170,600	313
	Sichuan Chuantou Energy Co. Ltd. Class A	150,600	313
	Ganfeng Lithium Co. Ltd. Class A	33,180	312
	Hopson Development Holdings Ltd.	349,785	311
	Industrial Securities Co. Ltd. Class A	318,650	310
	Hoshine Silicon Industry Co. Ltd. Class A	29,300	310
	Shenzhen Investment Ltd.	1,603,953	309
*	Datang International Power Generation Co. Ltd. Class H	1,648,000	309
	Guoyuan Securities Co. Ltd. Class A	304,220	308
[1,2]	CanSino Biologics Inc. Class H	64,000	303
*	XD Inc.	95,600	303
	BOE Varitronix Ltd.	184,527	302
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	475,301	302
*	Dada Nexus Ltd. ADR	49,657	301
*	Suzhou Maxwell Technologies Co. Ltd. Class A	7,504	298
*	Seazen Group Ltd.	1,385,754	298
	Shenzhen Expressway Co. Ltd. Class H	318,000	297
	ENN Natural Gas Co. Ltd. Class A	101,270	297
	China Yongda Automobiles Services Holdings Ltd.	442,000	297
*,2	Bairong Inc.	215,000	297
	Shougang Fushan Resources Group Ltd.	867,524	295
	GoerTek Inc. Class A	114,500	294
*,2	CARsgen Therapeutics Holdings Ltd.	186,000	294
*	Noah Holdings Ltd. ADR	18,372	291
13

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Towngas Smart Energy Co. Ltd.	628,000	290
	Hengli Petrochemical Co. Ltd. Class A	126,900	290
	Piesat Information Technology Co. Ltd. Class A	20,027	290
[2]	Legend Holdings Corp. Class H	275,100	288
	Shanghai Industrial Holdings Ltd.	194,000	284
	Xiamen C & D Inc. Class A	161,800	284
	Wens Foodstuffs Group Co. Ltd. Class A	99,060	283
	Mango Excellent Media Co. Ltd. Class A	54,526	283
	China Nonferrous Mining Corp. Ltd.	553,000	283
	People's Insurance Co. Group of China Ltd. Class A	312,500	281
	Tong Ren Tang Technologies Co. Ltd. Class H	259,000	280
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	32,887	280
	Huizhou Desay Sv Automotive Co. Ltd. Class A	18,700	280
	China Construction Bank Corp. Class A	307,200	280
*,1,2	Meitu Inc.	1,003,000	280
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	61,400	279
	CIMC Enric Holdings Ltd.	302,000	278
	China Resources Medical Holdings Co. Ltd.	298,090	278
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	151,200	278
	Concord New Energy Group Ltd.	3,100,000	277
	Youngor Group Co. Ltd. Class A	279,400	277
[1,2]	Blue Moon Group Holdings Ltd.	466,000	277
	Chervon Holdings Ltd.	54,400	277
	Dongguan Yiheda Automation Co. Ltd. Class A	35,000	275
	Huayu Automotive Systems Co. Ltd. Class A	115,600	274
	Digital China Holdings Ltd.	659,499	274
*,1	Canaan Inc. ADR	96,887	273
	China Risun Group Ltd.	584,000	273
	China BlueChemical Ltd. Class H	1,028,000	272
	Livzon Pharmaceutical Group Inc. Class A	52,281	270
	Pharmaron Beijing Co. Ltd. Class A	38,013	269
	Vinda International Holdings Ltd.	102,599	268
		Shares	Market Value• ($000)
	China Overseas Grand Oceans Group Ltd.	462,500	268
*	China South City Holdings Ltd.	4,116,000	268
	Beijing Shougang Co. Ltd. Class A	498,800	267
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	34,500	267
*	Tuya Inc. ADR	135,745	267
	FinVolution Group ADR	66,835	266
	China Jushi Co. Ltd. Class A	125,730	265
*	TongFu Microelectronics Co. Ltd. Class A	102,100	265
	China Merchants Energy Shipping Co. Ltd.	275,200	264
	YTO Express Group Co. Ltd. Class A	105,100	263
*	Walvax Biotechnology Co. Ltd. Class A	56,800	262
[1]	Zhongyu Gas Holdings Ltd.	338,000	262
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	36,270	261
	Great Wall Motor Co. Ltd. Class A	67,131	261
	JCET Group Co. Ltd. Class A	65,500	261
	Yuexiu Transport Infrastructure Ltd.	476,000	260
[2]	China Bohai Bank Co. Ltd. Class H	1,569,000	260
	Yunnan Aluminium Co. Ltd. Class A	125,400	258
	Ninestar Corp. Class A	45,100	258
	Guanghui Energy Co. Ltd. Class A	190,900	257
	China Resources Microelectronics Ltd. Class A	30,993	257
*	DingDong Cayman Ltd. ADR	66,118	257
	Ningxia Baofeng Energy Group Co. Ltd. Class A	134,100	256
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	41,100	256
*	Sinopec Oilfield Service Corp. Class A	787,700	256
*,3	China Evergrande Group	2,005,000	255
	Fuyao Glass Industry Group Co. Ltd. Class A	51,300	252
	Xinhua Winshare Publishing and Media Co. Ltd. Class H	278,000	251
	Greentown Service Group Co. Ltd.	408,000	251
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	266,700	250
		Shares	Market Value• ($000)
	Ningbo Deye Technology Co. Claas A	6,860	249
	Poly Property Group Co. Ltd.	952,000	248
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	44,500	247
	China Reinsurance Group Corp. Class H	3,221,000	247
	Henan Liliang Diamond Co. Ltd. Class A	20,400	247
	Shoucheng Holdings Ltd.	947,600	246
	China Modern Dairy Holdings Ltd.	1,979,500	245
	COSCO SHIPPING Development Co. Ltd. Class A	652,900	245
	Jade Bird Fire Co. Ltd. Class A	67,300	245
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	83,800	244
	Hunan Changyuan Lico Co. Ltd. Class A	151,499	244
	Chaozhou Three-Circle Group Co. Ltd. Class A	55,600	243
*	Ginlong Technologies Co. Ltd. Class A	14,755	243
*,1	Helens International Holdings Co. Ltd.	155,000	242
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Claas A	149,500	242
*	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	127,100	241
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	190,700	240
	Wuxi Boton Technology Co. Ltd. Class A	55,600	240
*	Huaneng Power International Inc. Class A	170,300	239
*,1	China Conch Environment Protection Holdings Ltd.	761,998	238
	Yuexiu REIT	902,747	237
	Weichai Power Co. Ltd. Class A	142,300	237
	China Everbright Ltd.	330,000	237
*	Suzhou Nanomicro Technology Co. Ltd. Class A	38,226	235
[2]	China New Higher Education Group Ltd.	672,000	234
	Ming Yang Smart Energy Group Ltd. Class A	78,400	234
	Humanwell Healthcare Group Co. Ltd. Class A	60,000	234
14

Total World Stock Index Fund
		Shares	Market Value• ($000)
[2]	Simcere Pharmaceutical Group Ltd.	198,000	234
*,1	Agile Group Holdings Ltd.	1,147,500	233
	Lee & Man Paper Manufacturing Ltd.	549,000	233
	Maxscend Microelectronics Co. Ltd. Class A	15,872	233
[2]	Genertec Universal Medical Group Co. Ltd.	349,000	232
	Glarun Technology Co. Ltd. Class A	99,600	232
	Hangcha Group Co. Ltd. Class A	75,200	232
	Zangge Mining Co. Ltd.	70,099	232
	Health & Happiness H&H International Holdings Ltd.	133,236	228
	Anhui Yingjia Distillery Co. Ltd. Class A	24,600	228
	China National Gold Group Gold Jewellery Co. Ltd.	130,300	228
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	49,500	227
	AIMA Technology Group Co. Ltd.	27,798	227
	WUS Printed Circuit Kunshan Co. Ltd. Class A	70,880	225
	Gotion High-tech Co. Ltd. Class A	56,400	224
	Hangzhou Silan Microelectronics Co. Ltd. Class A	46,900	224
*	Lingyi iTech Guangdong Co. Class A	259,100	222
	China National Software & Service Co. Ltd.	27,000	222
	Qilu Bank Co. Ltd. Class A	366,100	222
	CNGR Advanced Material Co. Ltd. Class A	24,700	221
	Huaneng Lancang River Hydropower Inc.	219,800	221
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	247,900	219
	Hubei Energy Group Co. Ltd. Class A	354,400	219
	LB Group Co. Ltd. Class A	87,600	219
*,1	GOME Retail Holdings Ltd.	16,291,720	218
	China Oriental Group Co. Ltd.	1,352,000	218
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	48,800	217
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	145,470	216
		Shares	Market Value• ($000)
	Tangshan Jidong Cement Co. Ltd. Class A	182,800	216
	Sinomine Resource Group Co. Ltd. Class A	19,600	216
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	143,033	215
[2]	AK Medical Holdings Ltd.	160,000	215
	Lao Feng Xiang Co. Ltd. Class B	60,294	214
*,2	Ascentage Pharma Group International	73,100	214
	Huadian Power International Corp. Ltd. Class A	234,000	214
*	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	206,940	213
	Sunresin New Materials Co. Ltd. Class A	16,350	213
[1]	Sihuan Pharmaceutical Holdings Group Ltd.	2,071,000	212
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	225,700	212
	Yantai Tayho Advanced Materials Co. Ltd. Class A	70,000	211
	Gree Electric Appliances Inc. of Zhuhai Class A	36,900	210
	PAX Global Technology Ltd.	255,000	210
	China International Marine Containers Group Co. Ltd. Class H	325,500	210
	Shanghai Huace Navigation Technology Ltd. Class A	50,820	210
	Haier Smart Home Co. Ltd. Class A	60,400	207
	Shenzhen Capchem Technology Co. Ltd. Class A	29,160	206
	SG Micro Corp. Class A (XSHE)	11,475	206
[1]	Tian Lun Gas Holdings Ltd.	285,500	204
	Jiangsu Pacific Quartz Co. Ltd.Class A	11,900	204
*,2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	224,400	203
	Shanghai Moons' Electric Co. Ltd. Class A	36,100	203
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	99,500	202
	Ningbo Orient Wires & Cables Co. Ltd. Class A	29,500	200
*,2	Peijia Medical Ltd.	158,000	200
		Shares	Market Value• ($000)
	Autohome Inc. Class A	27,044	200
	Zhejiang China Commodities City Group Co. Ltd. Class A	143,100	200
	Yanlord Land Group Ltd.	312,100	199
*	Hainan Meilan International Airport Co. Ltd. Class H	96,000	199
	China Railway Signal & Communication Corp. Ltd. Class A	211,551	199
*	Porton Pharma Solutions Ltd.	39,997	199
	Guangzhou Automobile Group Co. Ltd. Class A	128,600	198
*	Tibet Mineral Development Co.	41,400	198
	Anhui Guangxin Agrochemical Co. Ltd. Class A	46,600	197
	Sinopec Kantons Holdings Ltd.	526,000	195
*,1	China Eastern Airlines Corp. Ltd. Class H	496,000	195
	Satellite Chemical Co. Ltd. Class A	94,887	195
*	Sino Biological Inc.	13,097	195
*,1	Yeahka Ltd.	70,800	194
	Heibei Sinopack Electronic Technology Co. Ltd.	11,198	194
	Jiangxi Jovo Energy Co. Ltd.	59,800	193
*,1	CMGE Technology Group Ltd.	590,000	191
	Shanghai Baosight Software Co. Ltd.	24,310	190
	Hainan Drinda New Energy Technology Co. Ltd. Class A	13,141	190
	Sieyuan Electric Co. Ltd. Class A	28,400	189
	Wuhan Department Store Group Co. Ltd. Class A	114,800	189
	Ecovacs Robotics Co. Ltd. Class A	18,800	189
	Lihuayi Weiyuan Chemical Co. Ltd.	67,500	189
	Leader Harmonious Drive Systems Co. Ltd. Class A	11,640	189
*	Shanghai Aiko Solar Energy Co. Ltd. Claas A	41,800	189
	Caitong Securities Co. Ltd. Class A	167,968	188
	3peak Inc.	5,587	188
	Huaxin Cement Co. Ltd. Class A	87,600	187
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	253,920	187
	Everbright Securities Co. Ltd. Class A	85,400	187
*,1,2	Microport Cardioflow Medtech Corp.	633,000	187
15

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Lepu Medical Technology Beijing Co. Ltd. Class A	53,900	186
	Tongling Nonferrous Metals Group Co. Ltd. Class A	390,200	186
[2]	Xiabuxiabu Catering Management China Holdings Co. Ltd.	242,500	185
	Guosen Securities Co. Ltd. Class A	136,055	185
	Tiangong International Co. Ltd.	604,000	184
	Kuang-Chi Technologies Co. Ltd. Class A	72,100	183
	Yangling Metron New Material Inc.	27,800	183
	Ningbo Tuopu Group Co. Ltd. Class A	24,800	182
	G-bits Network Technology Xiamen Co. Ltd. Class A	2,400	182
*	Zhejiang Century Huatong Group Co. Ltd. Class A	182,300	181
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	17,400	180
	Ningbo Huaxiang Electronic Co. Ltd. Class A	94,300	179
	Xiamen Xiangyu Co. Ltd. Class A	116,103	179
	China National Accord Medicines Corp. Ltd. Class A	19,000	178
*	Qingdao Sentury Tire Co. Ltd.	42,200	178
	Jinke Smart Services Group Co. Ltd. Class H	115,500	177
	iRay Technology Co. Ltd.	4,442	177
	SDIC Capital Co. Ltd. Class A	167,000	176
	Xingda International Holdings Ltd.	851,881	175
*	China Minmetals Rare Earth Co. Ltd. Class A	35,700	175
	Xinjiang Daqo New Energy Co. Ltd. Class A	28,943	174
	Shanghai RAAS Blood Products Co. Ltd. Class A	182,400	173
*	Yunnan Yuntianhua Co. Ltd.	62,299	173
	BBMG Corp. Class H	1,331,000	172
	China CAMC Engineering Co. Ltd. Class A	84,700	172
	Shandong Nanshan Aluminum Co. Ltd. Class A	350,000	172
*,1,2	Venus MedTech Hangzhou Inc. Class H	122,500	171
	Xiamen Faratronic Co. Ltd. Class A	8,900	171
	Liaoning Port Co. Ltd. Class A	729,600	171
		Shares	Market Value• ($000)
*	Shandong Hi-Speed New Energy Group Ltd.	21,640,000	171
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	6,846	171
	Hualan Biological Engineering Inc. Class A	50,375	170
	JiuGui Liquor Co. Ltd. Class A	10,500	170
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd. Class A	172,400	170
	Jiangsu Guomao Reducer Co. Ltd.	60,300	170
	Ingenic Semiconductor Co. Ltd. Class A	13,200	169
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	24,200	169
	Giant Network Group Co. Ltd.	73,700	169
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	126,500	168
	Bank of Chongqing Co. Ltd. Class H	295,500	168
	Zhejiang Juhua Co. Ltd. Class A	76,900	168
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	15,600	168
	Wuhan Guide Infrared Co. Ltd. Class A	104,535	167
	AECC Aero-Engine Control Co. Ltd. Class A	48,400	167
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	19,500	167
	Shenzhen Agricultural Products Group Co. Ltd. Class A	178,700	166
	Beijing Shiji Information Technology Co. Ltd. Class A	59,864	166
*,2	Linklogis Inc. Class B	438,000	166
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	24,671	166
	West China Cement Ltd.	1,334,000	165
	China Greatwall Technology Group Co. Ltd. Class A	98,400	165
*	Wanda Film Holding Co. Ltd.	80,000	165
	CNPC Capital Co. Ltd. Class A	155,800	165
*	SOHO China Ltd.	983,000	164
	Shenzhen SED Industry Co. Ltd. Class A	36,000	164
	Xinyi Energy Holdings Ltd.	582,000	163
		Shares	Market Value• ($000)
	Hangzhou First Applied Material Co. Ltd. Class A	22,915	163
	Jizhong Energy Resources Co. Ltd. Class A	152,500	163
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A	102,900	163
*	Datang International Power Generation Co. Ltd. Class A	361,800	163
	Ningbo Xusheng Group Co. Ltd. Class A	48,438	163
[1]	CGN New Energy Holdings Co. Ltd.	510,000	162
*	Vnet Group Inc. ADR	55,178	162
	China Coal Energy Co. Ltd. Class A	124,100	162
	Bank of Jiangsu Co. Ltd. Class A	145,800	162
	CECEP Wind-Power Corp. Class A	293,280	162
*,1,2	Zhou Hei Ya International Holdings Co. Ltd.	351,000	161
	Tianjin Capital Environmental Protection Group Co. Ltd. Class H	400,000	160
*	Amlogic Shanghai Co. Ltd. Class A	13,191	160
	Hengtong Optic-electric Co. Ltd. Class A	75,300	159
*	Sohu.com Ltd. ADR	11,911	158
	Beijing Jingneng Clean Energy Co. Ltd. Class H	646,000	158
	China Merchants Securities Co. Ltd. Class A	78,200	158
	Henan Mingtai Al Industrial Co. Ltd.	78,498	158
	Pylon Technologies Co. Ltd.	4,503	158
	China Shineway Pharmaceutical Group Ltd.	150,000	157
*,2	CStone Pharmaceuticals	369,500	157
	CGN Power Co. Ltd. Class A	349,900	157
*	Shanghai Electric Group Co. Ltd. Class A	232,100	157
	GEM Co. Ltd. Class A	153,900	156
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	34,000	156
	Lonking Holdings Ltd.	877,000	155
*	Topchoice Medical Corp. Class A	8,995	155
	Rongsheng Petrochemical Co. Ltd. Class A	150,100	155
	Huaxin Cement Co. Ltd. Class H	155,200	155
	COSCO SHIPPING Holdings Co. Ltd. Class A	96,000	154
16

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Meihua Holdings Group Co. Ltd. Class A	111,623	154
[1,2]	China East Education Holdings Ltd.	306,500	153
	Guangxi Liugong Machinery Co. Ltd. Class A	139,200	153
	Levima Advanced Materials Corp. Class A	39,400	153
*	Hangzhou Lion Electronics Co. Ltd. Class A	22,898	153
	Kangji Medical Holdings Ltd.	120,500	152
	GRG Banking Equipment Co. Ltd. Class A	88,897	152
	Dong-E-E-Jiao Co. Ltd. Class A	20,500	152
	Henan Shenhuo Coal & Power Co. Ltd. Class A	64,600	152
	Eoptolink Technology Inc. Ltd Class A	15,262	152
	Bethel Automotive Safety Systems Co. Ltd. Class A	16,400	152
	Bloomage Biotechnology Corp. Ltd. Class A	10,577	152
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	108,300	151
	StarPower Semiconductor Ltd. Class A	4,300	151
*	Jiangsu Guoxin Corp. Ltd. Class A	162,800	151
	Ningbo Shanshan Co. Ltd. Class A	68,800	151
	Jingjin Equipment Inc. Class A	35,880	150
	Hunan Gold Corp. Ltd. Class A	68,600	149
	Jason Furniture Hangzhou Co. Ltd. Class A	27,880	149
*,1	EHang Holdings Ltd. ADR	13,376	149
	Sichuan Hebang Biotechnology Co. Ltd. Class A	369,600	148
	Shanghai Zhonggu Logistics Co. Ltd.	61,800	148
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	46,100	147
	SooChow Securities Co. Ltd. Class A	140,608	147
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	127,300	147
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	41,200	147
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	201,900	146
	Western Securities Co. Ltd. Class A	150,300	146
		Shares	Market Value• ($000)
	Unisplendour Corp. Ltd. Class A	33,740	145
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	148,714	145
	Beijing Ultrapower Software Co. Ltd. Class A	72,800	145
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	24,500	145
	Sinoma Science & Technology Co. Ltd. Class A	47,400	145
	Western Mining Co. Ltd. Class A	76,100	145
	Gemdale Properties & Investment Corp. Ltd.	2,166,000	144
	Maanshan Iron & Steel Co. Ltd. Class H	674,000	144
	Red Avenue New Materials Group Co. Ltd. Class A	25,900	144
*	Yatsen Holding Ltd. ADR	142,516	144
	Wuhan Jingce Electronic Group Co. Ltd. Class A	9,400	144
	Huafa Industrial Co. Ltd. Zhuhai Class A	93,200	143
	China International Capital Corp. Ltd. Class A	23,500	143
*	TCL Electronics Holdings Ltd.	304,333	142
	Shenzhen Expressway Corp. Ltd. Class A	106,900	142
	Guangdong Provincial Expressway Development Co. Ltd. Class A	127,000	142
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	154,425	141
*,2	Hope Education Group Co. Ltd.	1,832,000	141
[1,2]	Midea Real Estate Holding Ltd.	117,800	141
	Shanxi Meijin Energy Co. Ltd. Class A	123,500	141
	YongXing Special Materials Technology Co. Ltd. Class A	15,210	141
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	117,500	141
*	Wuxi Paike New Materials Technology Co. Ltd. Class A	9,100	141
	Tianshui Huatian Technology Co. Ltd. Class A	108,300	140
	Chengdu CORPRO Technology Co. Ltd. Class A	41,800	140
	Xianhe Co. Ltd. Class A	39,900	140
		Shares	Market Value• ($000)
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	73,500	139
	Hangjin Technology Co. Ltd. Class A	23,800	139
	Beijing Easpring Material Technology Co. Ltd. Class A	17,900	139
	Western Superconducting Technologies Co. Ltd. Class A	12,345	139
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	85,000	139
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	14,381	139
	Tibet Urban Development and Investment Co. Ltd. Class A	68,200	139
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	228,000	138
	Shenzhen SC New Energy Technology Corp. Class A	9,300	138
	Tianshan Aluminum Group Co. Ltd. Class A	131,700	138
	Shanghai Huafon Aluminium Corp.	70,200	138
	C&D Property Management Group Co. Ltd.	235,000	137
*	Shandong Longda Meat Foodstuff Co. Ltd. Class A	113,100	137
	Ming Yuan Cloud Group Holdings Ltd.	263,000	137
*,1,2	Yidu Tech Inc.	181,300	137
	Shanghai Bailian Group Co. Ltd. Class B	193,500	136
	Songcheng Performance Development Co. Ltd. Class A	64,640	136
	Perfect World Co. Ltd. Class A	42,950	136
*,1	Guangzhou R&F Properties Co. Ltd. Class H	678,600	135
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	29,600	135
	Jointown Pharmaceutical Group Co. Ltd. Class A	56,200	135
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	310,600	135
	Bluestar Adisseo Co. Class A	114,500	135
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	48,800	134
17

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	90,000	134
	Flat Glass Group Co. Ltd. Class A	30,200	134
	Dongguan Development Holdings Co. Ltd. Class A	92,200	133
	Eastern Air Logistics Co. Ltd.	63,599	133
	Gemdale Corp. Class A	111,700	132
	Xiamen ITG Group Corp. Ltd. Class A	100,000	132
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	11,200	132
	Zhejiang Chint Electrics Co. Ltd. Class A	35,100	132
	Xiamen Tungsten Co. Ltd. Class A	46,600	132
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	8,729	132
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	29,771	131
*	Seazen Holdings Co. Ltd. Class A	60,900	131
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	29,600	131
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	67,100	131
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	32,000	131
	China South Publishing & Media Group Co. Ltd. Class A	65,600	131
	Shengyi Technology Co. Ltd. Class A	56,300	131
	CTS International Logistics Corp. Ltd. Class A	90,900	131
*	Zhihu Inc. ADR	119,114	131
	GCL Energy Technology Co. Ltd.	63,900	131
	Beijing Yanjing Brewery Co. Ltd. Class A	68,900	130
	Wuxi Shangji Automation Co. Ltd. Class A	10,080	130
*	HUYA Inc. ADR	39,330	128
	Thunder Software Technology Co. Ltd. Class A	10,500	128
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	64,100	128
*	China Express Airlines Co. Ltd. Class A	81,473	128
		Shares	Market Value• ($000)
*	An Hui Wenergy Co. Ltd. Class A	162,200	127
	Ningbo Zhoushan Port Co. Ltd. Class A	231,400	127
	Sichuan Expressway Co. Ltd. Class A	215,200	127
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	167,000	127
	By-health Co. Ltd. Class A	36,600	126
	CECEP Solar Energy Co. Ltd. Class A	125,590	126
	Sichuan Swellfun Co. Ltd. Class A	13,300	126
	Anhui Expressway Co. Ltd. Class A	92,100	126
	Kehua Data Co. Ltd. Class A	20,800	126
	Dajin Heavy Industry Co. Ltd.	28,700	126
	CETC Cyberspace Security Technology Co. Ltd. Class A	26,500	125
	Haitong Securities Co. Ltd. Class A	93,000	125
*	Suzhou TA&A Ultra Clean Technology Co. Ltd. Class A	17,800	125
	Shandong Weifang Rainbow Chemical Co. Ltd.	11,700	125
	Jiangsu Lopal Tech Co. Ltd.	44,798	125
*	Skshu Paint Co. Ltd. Class A	8,400	124
	Zhejiang Meida Industrial Co. Ltd. Class A	77,500	124
	China Kepei Education Group Ltd.	376,000	124
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	41,200	124
	Jiangsu Cnano Technology Co. Ltd.	15,918	124
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	43,340	123
	China Foods Ltd.	332,000	122
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	59,100	122
	Titan Wind Energy Suzhou Co. Ltd. Class A	61,500	122
	First Capital Securities Co. Ltd. Class A	141,900	122
	Wuchan Zhongda Group Co. Ltd. Class A	154,600	122
[2]	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H	62,500	122
	Hexing Electrical Co. Ltd. Class A	39,100	122
		Shares	Market Value• ($000)
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	34,176	121
	Shenzhen Dynanonic Co. Ltd. Class A	5,115	121
	GoodWe Technologies Co. Ltd. Class A	3,218	121
	Huagong Tech Co. Ltd. Class A	24,900	120
*	Fangda Carbon New Material Co. Ltd. Class A	128,935	120
*	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	23,000	119
	Shenzhen Kedali Industry Co. Ltd. Class A	6,000	119
	CNOOC Energy Technology & Services Ltd. Class A	221,900	119
	China Automotive Engineering Research Institute Co. Ltd. Class A	37,000	119
*	LexinFintech Holdings Ltd. ADR	49,470	118
	Anhui Expressway Co. Ltd. Class H	116,000	118
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	34,810	118
	Dongfang Electric Corp. Ltd. Class A	46,700	118
	Sailun Group Co. Ltd. Class A	79,000	118
	Hongfa Technology Co. Ltd. Class A	25,900	117
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	110,100	117
	Angel Yeast Co. Ltd. Class A	20,300	117
*,3	Shimao Group Holdings Ltd.	608,000	116
	Consun Pharmaceutical Group Ltd.	178,000	116
	Chinese Universe Publishing and Media Group Co. Ltd. Class A	44,900	116
*,2,3	Evergrande Property Services Group Ltd.	1,823,000	116
*	Eastroc Beverage Group Co. Ltd. Class A	4,500	116
	Wuxi Autowell Technology Co. Ltd.	4,803	116
*	Focused Photonics Hangzhou Inc. Class A	33,100	115
	Hangzhou Robam Appliances Co. Ltd. Class A	30,600	115
	China Baoan Group Co. Ltd. Class A	74,500	115
	Asymchem Laboratories Tianjin Co. Ltd. Class A	6,300	115
18

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Shenzhen Senior Technology Material Co. Ltd. Class A	46,113	115
	China Lilang Ltd.	210,000	114
	Livzon Pharmaceutical Group Inc. Class H	31,406	114
	Bank of Changsha Co. Ltd. Class A	96,300	114
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	23,500	114
	Guangzhou GRG Metrology & Test Co. Ltd. Class A	34,965	114
	Shanghai Rural Commercial Bank Co. Ltd.	133,500	114
	Shenzhen Kaifa Technology Co. Ltd. Class A	43,700	113
	5I5J Holding Group Co. Ltd. Class A	248,654	113
[1,2]	Joinn Laboratories China Co. Ltd. Class H	29,260	113
*	Han's Laser Technology Industry Group Co. Ltd. Class A	29,697	112
	Sunwoda Electronic Co. Ltd. Class A	46,100	112
	Jiangsu Yoke Technology Co. Ltd. Class A	11,400	112
	Longshine Technology Group Co. Ltd. Class A	32,400	112
	Huaibei Mining Holdings Co. Ltd. Class A	57,100	112
*	Hongda Xingye Co. Ltd. Class A	302,300	112
*	Shandong Chenming Paper Holdings Ltd. Class H	360,750	111
	Changjiang Securities Co. Ltd. Class A	135,520	111
	Ovctek China Inc. Class A	23,797	111
	Beijing United Information Technology Co. Ltd.	12,825	111
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	176,900	111
*	Shanghai Electric Power Co. Ltd. Class A	73,300	111
	Sinoma International Engineering Co. Class A	53,400	111
	Haohua Chemical Science & Technology Co. Ltd. Class A	19,700	111
	Jiangsu Linyang Energy Co. Ltd. Class A	97,800	111
*	Inner Mongolia Mining Co. Ltd.	64,396	111
		Shares	Market Value• ($000)
*	Harbin Electric Co. Ltd. Class H	246,000	110
[2]	Sunac Services Holdings Ltd.	304,055	110
	Offshore Oil Engineering Co. Ltd. Class A	112,800	110
	Beijing GeoEnviron Engineering & Technology Inc. Class A	76,908	110
	Chengxin Lithium Group Co. Ltd. Class A	24,000	110
*	China Railway Materials Co. Class A	244,900	110
	Keda Industrial Group Co. Ltd. Class A	60,600	110
	Yintai Gold Co. Ltd. Class A	58,660	109
	IKD Co. Ltd. Class A	39,200	109
	Heilongjiang Agriculture Co. Ltd. Class A	55,600	109
	Biem.L.Fdlkk Garment Co. Ltd. Class A	21,000	109
	Lizhong Sitong Light Alloys Group Co. Ltd.	32,498	109
	Hunan Valin Steel Co. Ltd. Class A	141,000	108
	Fujian Funeng Co. Ltd. Class A	63,265	108
	Dongxing Securities Co. Ltd. Class A	89,900	108
	Wuhan DR Laser Technology Corp. Ltd. Class A	7,680	108
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A	20,400	108
	Tongkun Group Co. Ltd. Class A	58,000	108
[1]	CIFI Ever Sunshine Services Group Ltd.	278,000	108
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	3,830	108
*,3	China Dili Group	1,288,303	108
	Konfoong Materials International Co. Ltd. Class A	10,100	107
	China World Trade Center Co. Ltd. Class A	39,900	107
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	117,900	107
	Qingdao Gaoce Technology Co. Ltd.	10,455	107
	COSCO SHIPPING Development Co. Ltd. Class H	793,000	106
*	Jilin Electric Power Co. Ltd. Class A	135,100	106
*	Alpha Group Class A	79,000	106
		Shares	Market Value• ($000)
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	6,700	106
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	20,540	106
*,2	Ocumension Therapeutics	94,000	106
*	FIH Mobile Ltd.	1,002,000	105
*	Qingdao TGOOD Electric Co. Ltd. Class A	39,200	105
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	142,900	105
*	Beijing Dabeinong Technology Group Co. Ltd. Class A	103,100	105
*	Apeloa Pharmaceutical Co. Ltd. Class A	35,000	105
*	Sichuan Development Lomon Co. Ltd. Class A	77,900	105
	Luxi Chemical Group Co. Ltd. Class A	60,000	104
	Beijing Enlight Media Co. Ltd. Class A	70,600	104
*	Siasun Robot & Automation Co. Ltd. Class A	64,400	104
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	238,800	104
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	22,300	104
*	Fulin Precision Co. Ltd. Class A	70,650	104
	Hefei Meiya Optoelectronic Technology Inc. Class A	26,260	103
*	Beijing Jetsen Technology Co. Ltd. Class A	102,600	103
	Sichuan Shuangma Cement Co. Ltd. Class A	37,000	103
	Comba Telecom Systems Holdings Ltd.	522,039	102
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	403,700	101
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	59,110	101
	Tianma Microelectronics Co. Ltd. Class A	71,200	101
	Vats Liquor Chain Store Management JSC Ltd.	25,800	101
	AVICOPTER plc Class A	16,400	101
	Jiangsu Yangnong Chemical Co. Ltd. Class A	7,600	101
19

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	19,700	101
	Tofflon Science & Technology Group Co. Ltd. Class A	28,400	101
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	21,700	101
	Guangdong Provincial Expressway Development Co. Ltd. Class B	129,300	100
	Zhuzhou Kibing Group Co. Ltd. Class A	67,200	100
*	Shenzhen Topband Co. Ltd. Class A	61,300	100
*,2	Mobvista Inc.	200,000	100
*	Jiangxi Special Electric Class A	54,900	100
	Beijing Shunxin Agriculture Co. Ltd. Class A	19,699	99
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	20,228	99
	Weifu High-Technology Group Co. Ltd. Class A	40,800	99
	Joinn Laboratories China Co. Ltd. Class A	13,804	99
	Goke Microelectronics Co. Ltd. Class A	6,700	99
	Beijing Jingyuntong Technology Co. Ltd. Class A	108,400	99
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	6,000	99
	First Tractor Co. Ltd. Class H	184,000	98
*	Kaishan Group Co. Ltd. Class A	40,700	98
	DHC Software Co. Ltd. Class A	87,269	98
	Shenghe Resources Holding Co. Ltd. Class A	49,000	98
	Guangdong HEC Technology Holding Co. Ltd. Class A	87,200	98
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	100,400	98
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	15,600	98
*,1,2	China Renaissance Holdings Ltd.	105,800	98
	Norinco International Cooperation Ltd. Class A	37,300	98
	Oppein Home Group Inc. Class A	5,800	97
	Shandong Sun Paper Industry JSC Ltd. Class A	58,800	97
		Shares	Market Value• ($000)
	Shenzhen Energy Group Co. Ltd. Class A	104,400	97
*	Risen Energy Co. Ltd. Class A	26,900	97
[2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	17,700	97
	Fujian Sunner Development Co. Ltd. Class A	31,200	96
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	24,500	96
	GF Securities Co. Ltd. Class A	43,300	96
	Tianjin Guangyu Development Co. Ltd. Class A	57,100	96
	Guangdong Fenghua Advanced Technology Holding Co. Ltd.	42,095	96
	Weifu High-Technology Group Co. Ltd. Class B	70,000	95
	Yunnan Tin Co. Ltd. Class A	42,400	95
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	246,700	95
*	Ningbo Joyson Electronic Corp. Class A	42,800	95
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	11,020	95
	YGSOFT Inc. Class A	76,752	94
*	Jointo Energy Investment Co. Ltd. Hebei Class A	108,700	94
	Chongqing Water Group Co. Ltd. Class A	117,945	94
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	41,800	94
	Raytron Technology Co. Ltd. Class A	12,578	94
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	160,200	93
	Jiangsu Guotai International Group Co. Ltd. Class A	78,800	93
	Shenzhen Kstar Science And Technology Co. Ltd. Class A	13,700	93
	Sino-Platinum Metals Co. Ltd. Class A	38,532	93
*	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	2,402	93
	Sealand Securities Co. Ltd. Class A	182,770	92
	Avary Holding Shenzhen Co. Ltd. Class A	24,400	92
	Anhui Anke Biotechnology Group Co. Ltd. Class A	57,000	91
		Shares	Market Value• ($000)
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A	41,400	91
	China Merchants Property Operation & Service Co. Ltd. Class A	40,430	91
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	3,600	91
	Grandblue Environment Co. Ltd. Class A	31,200	91
	Haisco Pharmaceutical Group Co. Ltd. Class A	23,700	90
	Hubei Dinglong Co. Ltd. Class A	23,400	90
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	48,000	90
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	107,100	89
	Winning Health Technology Group Co. Ltd. Class A	54,600	89
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	13,900	89
	All Winner Technology Co. Ltd. Class A	23,180	89
	Shandong Hi-speed Co. Ltd. Class A	85,500	89
*	Youdao Inc. ADR	14,330	89
*,1,2	Shimao Services Holdings Ltd.	358,000	88
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	138,200	88
	Do-Fluoride New Materials Co. Ltd. Class A	29,820	88
	Chengdu Xingrong Environment Co. Ltd. Class A	116,800	88
	Hesteel Co. Ltd. Class A	263,800	88
	China West Construction Group Co. Ltd. Class A	67,200	88
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	15,100	88
	Chengdu Leejun Industrial Co. Ltd. Class A	84,700	88
*	INKON Life Technology Co. Ltd. Class A	49,900	88
	Inner Mongolia Eerduosi Resources Co. Ltd. Class A	42,280	88
	Harbin Boshi Automation Co. Ltd. Class A	36,142	87
*	Shenzhen H&T Intelligent Control Co. Ltd. Class A	38,100	87
20

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	13,000	87
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	12,600	87
	Zhejiang Orient Gene Biotech Co. Ltd. Class A	10,227	87
	Eternal Asia Supply Chain Management Ltd. Class A	108,900	86
	Jafron Biomedical Co. Ltd. Class A	20,770	86
	Weihai Guangwei Composites Co. Ltd. Class A	11,440	86
	Southwest Securities Co. Ltd. Class A	155,100	86
	Shanghai Wanye Enterprises Co. Ltd. Class A	29,128	86
	Digital China Group Co. Ltd. Class A	22,200	86
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	33,500	86
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	33,250	85
	Zhejiang Huace Film & Television Co. Ltd. Class A	67,900	85
	Sinofibers Technology Co. Ltd. Class A	11,200	85
	Edifier Technology Co. Ltd. Class A	29,474	85
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	75,500	85
	BOC International China Co. Ltd. Class A	54,800	85
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	24,200	85
	Sinofert Holdings Ltd.	668,000	84
	Huafon Chemical Co. Ltd. Class A	81,100	84
*,2	Maoyan Entertainment	75,600	84
	Chongqing Rural Commercial Bank Co. Ltd. Class A	149,400	84
	Shandong Linglong Tyre Co. Ltd. Class A	26,400	84
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	81,640	83
	TangShan Port Group Co. Ltd. Class A	145,900	83
	China Kings Resources Group Co. Ltd. Class A	16,100	83
	Nanjing Iron & Steel Co. Ltd. Class A	154,100	82
		Shares	Market Value• ($000)
	CSG Holding Co. Ltd. Class A	86,700	82
	Xuji Electric Co. Ltd. Class A	25,200	82
	Guangzhou Haige Communications Group Inc. Co. Class A	57,400	82
	Sinocare Inc. Class A	19,800	82
	People.cn Co. Ltd. Class A	27,700	82
	Shenzhen Sunlord Electronics Co. Ltd. Class A	25,500	81
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	30,680	81
	Sino-Ocean Group Holding Ltd.	922,500	81
	Sichuan Yahua Industrial Group Co. Ltd. Class A	29,700	81
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	10,700	81
	Shanxi Blue Flame Holding Co. Ltd. Class A	69,300	81
	Zhejiang Dingli Machinery Co. Ltd. Class A	10,934	81
*	I-Mab ADR	26,249	81
*	Jiangsu Akcome Science & Technology Co. Ltd. Class A	200,800	81
*	Roshow Technology Co. Ltd. Class A	72,900	81
	Bank of Guiyang Co. Ltd. Class A	99,500	81
*	Sichuan New Energy Power Co. Ltd.	38,000	81
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	71,400	80
	Daan Gene Co. Ltd. Class A	35,360	80
	Boya Bio-pharmaceutical Group Co. Ltd. Class A	14,600	80
*	Guocheng Mining Co. Ltd. Class A	30,854	80
*	GCL System Integration Technology Co. Ltd. Class A	181,900	80
*	China Zheshang Bank Co. Ltd. Class A	179,900	80
[2]	Red Star Macalline Group Corp. Ltd. Class H	176,455	80
*	Youngy Co. Ltd. Class A	7,800	80
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	60,800	80
*	Guangshen Railway Co. Ltd. Class H	336,000	79
	Shanghai Pret Composites Co. Ltd. Class A	38,400	79
		Shares	Market Value• ($000)
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	37,100	79
	Shanghai Lingang Holdings Corp. Ltd. Class A	44,400	79
	Riyue Heavy Industry Co. Ltd. Class A	25,200	79
	Wolong Electric Group Co. Ltd. Class A	44,500	79
	Fangda Special Steel Technology Co. Ltd. Class A	102,800	79
*	CHN Energy Changyuan Electric Power Co. Ltd. Class A	99,800	79
	Xinyu Iron & Steel Co. Ltd. Class A	136,500	78
*	Hytera Communications Corp. Ltd. Class A	90,200	78
*	Shenzhen MTC Co. Ltd. Class A	111,700	78
	Wanxiang Qianchao Co. Ltd. Class A	105,400	78
	Wasu Media Holding Co. Ltd. Class A	56,761	78
*	Guosheng Financial Holding Inc. Class A	65,600	78
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	21,000	78
	Sangfor Technologies Inc. Class A	4,500	78
	China Meheco Co. Ltd. Class A	37,800	78
*	Guangdong Electric Power Development Co. Ltd. Class A	89,200	78
	Eastern Communications Co. Ltd. Class B	175,800	77
	Shenzhen Tagen Group Co. Ltd. Class A	99,100	77
	Newland Digital Technology Co. Ltd. Class A	33,399	77
*	Yunnan Copper Co. Ltd. Class A	42,400	77
	Fibocom Wireless Inc. Class A	21,165	77
	BTG Hotels Group Co. Ltd. Class A	24,600	77
	Xinhuanet Co. Ltd. Class A	17,000	77
*	DouYu International Holdings Ltd. ADR	68,817	76
	Zhejiang Yongtai Technology Co. Ltd. Class A	30,900	76
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	79,300	76
	Taiji Computer Corp. Ltd. Class A	13,019	76
*	Youzu Interactive Co. Ltd. Class A	24,100	76
21

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Dongjiang Environmental Co. Ltd. Class A	86,300	76
	Guangdong Hongda Blasting Co. Ltd. Class A	17,500	76
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	37,100	76
*	Jiangsu Azure Corp. Class A	47,400	76
	Xinxiang Richful Lube Addi Class A	4,900	76
	Xiamen Bank Co. Ltd.	94,700	76
*	Jiangsu Hoperun Software Co. Ltd. Class A	22,200	75
	Shanxi Securities Co. Ltd. Class A	87,770	75
*	STO Express Co. Ltd. Class A	48,400	75
	China Tianying Inc. Class A	112,100	75
	Shanghai Tunnel Engineering Co. Ltd. Class A	79,800	75
	State Grid Information & Communication Co. Ltd. Class A	27,900	75
	Shenzhen Changhong Technology Co. Ltd. Class A	29,400	75
	Qingdao Haier Biomedical Co. Ltd. Class A	7,538	75
	Zhongtai Securities Co. Ltd. Class A	69,100	75
*	Shenzhen Infogem Technologies Co. Ltd. Class A	36,900	74
	Wencan Group Co. Ltd.	12,900	74
	Beijing BDStar Navigation Co. Ltd. Class A	15,400	73
	Yotrio Group Co. Ltd. Class A	127,800	73
	Shenzhen Huaqiang Industry Co. Ltd. Class A	41,200	73
	SPIC Dongfang New Energy Corp. Class A	117,800	73
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	18,700	73
	Xi'an Triangle Defense Co. Ltd. Class A	14,100	73
	China Great Wall Securities Co. Ltd. Class A	57,800	73
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	24,800	73
	Zhejiang Cfmoto Power Co. Ltd. Class A	3,700	73
	Zhefu Holding Group Co. Ltd. Class A	130,600	72
		Shares	Market Value• ($000)
*	Hang Zhou Great Star Industrial Co. Ltd. Class A	26,200	72
*	Holitech Technology Co. Ltd. Class A	160,300	72
	Addsino Co. Ltd. Class A	49,300	72
	China International Marine Containers Group Co. Ltd. Class A	70,800	72
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	15,470	72
	Shenzhen Gas Corp. Ltd. Class A	71,700	72
*	LVGEM China Real Estate Investment Co. Ltd.	332,000	72
*	KBC Corp. Ltd. Class A	2,838	72
*	Zhuguang Holdings Group Co. Ltd.	762,000	71
	Zhongshan Public Utilities Group Co. Ltd. Class A	66,700	71
	East Group Co. Ltd. Class A	55,600	71
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	24,450	71
*,1,2	Archosaur Games Inc.	111,000	71
*,2	Kintor Pharmaceutical Ltd.	102,000	71
	Caida Securities Co. Ltd.	64,300	71
*	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	18,657	70
*	Q Technology Group Co. Ltd.	144,000	70
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	61,773	70
	Beijing Cisri-Gaona Materials & Technology Co. Ltd. Class A	12,700	70
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	33,614	70
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	52,800	70
	Suzhou TFC Optical Communication Co. Ltd. Class A	7,900	70
	Shanghai Construction Group Co. Ltd. Class A	170,500	70
*	Guangshen Railway Co. Ltd. Class A	177,800	70
	Shanghai Haohai Biological Technology Co. Ltd. Class A	4,400	70
		Shares	Market Value• ($000)
	Guangdong Tapai Group Co. Ltd. Class A	59,300	69
	Joyoung Co. Ltd. Class A	29,337	69
*	Ourpalm Co. Ltd. Class A	77,300	69
	Qianhe Condiment and Food Co. Ltd. Class A	20,016	69
	China SCE Group Holdings Ltd.	837,000	69
	JNBY Design Ltd.	63,000	69
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	1,771	69
*,1,3	Fire Rock Holdings Ltd.	968,000	69
*	Kwg Group Holdings Ltd.	518,000	68
*	Sinopec Oilfield Service Corp. Class H	806,000	68
*,2	Viva Biotech Holdings	330,000	68
*	Montnets Cloud Technology Group Co. Ltd. Class A	31,300	68
*	Shengda Resources Co. Ltd. Class A	25,100	68
	Sanquan Food Co. Ltd. Class A	28,160	68
	Shennan Circuits Co. Ltd. Class A	5,740	68
	Zhejiang HangKe Technology Inc. Co. Class A	9,491	68
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	11,560	68
*	Guangdong Electric Power Development Co. Ltd. Class B	239,743	67
	Laobaixing Pharmacy Chain JSC Class A	13,286	67
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	27,200	67
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	102,100	67
	Beijing Originwater Technology Co. Ltd. Class A	84,279	67
	COFCO Capital Holdings Co. Ltd. Class A	62,300	67
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	264,488	66
	Shanghai Haixin Group Co. Class B	210,800	66
*	Zhejiang Crystal-Optech Co. Ltd. Class A	39,500	66
	Shenzhen Sunway Communication Co. Ltd. Class A	23,700	66
*	Yifan Pharmaceutical Co. Ltd. Class A	30,300	66
*	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	74,500	66
22

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Xiamen Kingdomway Group Co. Class A	21,600	66
	Hainan Strait Shipping Co. Ltd. Class A	66,924	66
	Jinneng Science&Technology Co. Ltd. Class A	49,200	66
*	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	36,540	66
*	Niu Technologies ADR	17,804	66
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	45,700	66
	Yankershop Food Co. Ltd. Class A	3,600	66
	Nuode Investment Co. Ltd.	63,390	66
	FAW Jiefang Group Co. Ltd.	55,600	65
	Northeast Securities Co. Ltd. Class A	58,700	65
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	30,100	65
	Victory Giant Technology Huizhou Co. Ltd. Class A	24,200	65
*	Tongdao Liepin Group	50,800	65
	Guangxi Guiguan Electric Power Co. Ltd. Class A	81,800	65
	Black Peony Group Co. Ltd. Class A	67,000	65
	Beijing SL Pharmaceutical Co. Ltd. Class A	46,500	64
	Guangdong Golden Dragon Development Inc. Class A	32,500	64
	Hengyi Petrochemical Co. Ltd. Class A	58,000	64
	Beibuwan Port Co. Ltd. Class A	51,700	64
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	6,300	64
	Bank of Chengdu Co. Ltd. Class A	32,000	64
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	37,800	64
[2]	Qingdao Port International Co. Ltd. Class H	108,000	63
	Huangshan Tourism Development Co. Ltd. Class B	77,426	63
	Fujian Star-net Communication Co. Ltd. Class A	20,600	63
	B-Soft Co. Ltd. Class A	50,960	63
	Zhejiang Hailiang Co. Ltd. Class A	36,000	63
		Shares	Market Value• ($000)
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	6,597	63
	Guangzhou Restaurant Group Co. Ltd. Class A	14,140	63
	Guolian Securities Co. Ltd. Class A	42,200	63
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	43,500	63
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	37,500	62
*	Lakala Payment Co. Ltd. Class A	25,100	62
	QuakeSafe Technologies Co. Ltd. Class A	12,359	62
	Nanjing Gaoke Co. Ltd. Class A	63,000	62
	Dazhong Transportation Group Co. Ltd. Class B	264,350	61
	Shenzhen Desay Battery Technology Co. Class A	11,455	61
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	60,871	61
	Telling Telecommunication Holding Co. Ltd. Class A	38,600	61
	Suning Universal Co. Ltd. Class A	142,700	61
*	Genimous Technology Co. Ltd. Class A	64,200	61
	Nanjing Yunhai Special Metals Co. Ltd. Class A	18,300	61
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	78,700	61
	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	21,200	61
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	30,100	61
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	11,102	61
	China Merchants Port Group Co. Ltd. Class A	20,700	60
	LianChuang Electronic Technology Co. Ltd. Class A	44,500	60
	Accelink Technologies Co. Ltd. Class A	17,300	60
	Shaanxi International Trust Co. Ltd. Class A	128,100	60
	Valiant Co. Ltd. Class A	22,500	60
		Shares	Market Value• ($000)
	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	4,500	60
	Infore Environment Technology Group Co. Ltd. Class A	78,200	60
	Huaxi Securities Co. Ltd. Class A	47,000	60
	Shandong Pharmaceutical Glass Co. Ltd. Class A	17,000	60
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	5,900	60
*	Hubei Yihua Chemical Industry Co. Ltd. Class A	33,400	60
	Hunan Zhongke Electric Co. Ltd. Class A	33,600	60
	Financial Street Holdings Co. Ltd. Class A	81,700	59
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	16,100	59
[2]	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	87,500	59
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	21,498	59
	Gree Real Estate Co. Ltd. Class A	50,900	59
*,1,2	Redco Properties Group Ltd.	342,000	58
	Xinjiang Tianshan Cement Co. Ltd. Class A	47,800	58
	Leyard Optoelectronic Co. Ltd. Class A	63,400	58
	MLS Co. Ltd. Class A	45,400	58
	Yunda Holding Co. Ltd. Class A	33,146	58
	Jiangxi Wannianqing Cement Co. Ltd. Class A	45,300	58
	Sai Micro Electronics Inc. Class A	19,900	58
	Zhejiang Supor Co. Ltd. Class A	7,595	57
	Guangzhou Wondfo Biotech Co. Ltd. Class A	13,130	57
	INESA Intelligent Tech Inc. Class B	98,400	57
	Wuhu Token Science Co. Ltd. Class A	64,400	57
*	Grandjoy Holdings Group Co. Ltd. Class A	107,100	57
*	Yixintang Pharmaceutical Group Co. Ltd. Class A	13,700	57
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	9,600	57
23

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Bank of Qingdao Co. Ltd. Class A	118,500	57
	Shanghai Medicilon Inc. Class A	2,605	57
	Shandong Shida Shenghua Chemical Group Co. Ltd. Class A	6,000	57
	China National Accord Medicines Corp. Ltd. Class B	20,760	56
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	34,080	56
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	30,000	56
*	Chengzhi Co. Ltd. Class A	47,400	56
*	Keshun Waterproof Technologies Co. Ltd. Class A	36,180	56
	Intco Medical Technology Co. Ltd. Class A	17,550	56
[2]	Medlive Technology Co. Ltd.	50,500	56
	Wuxi NCE Power Co. Ltd. Class A	8,036	56
	Shenzhen Gongjin Electronics Co. Ltd. Class A	41,300	55
*	China High Speed Transmission Equipment Group Co. Ltd.	151,000	55
*	China Nonferrous Metal Industry's Foreign Engineering and Construction Co. Ltd. Class A	72,300	55
	SGIS Songshan Co. Ltd. Class A	141,400	55
	CNHTC Jinan Truck Co. Ltd. Class A	25,900	55
	C&S Paper Co. Ltd. Class A	32,400	55
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	26,800	55
	Winall Hi-Tech Seed Co. Ltd. Class A	24,889	55
	Huali Industrial Group Co. Ltd. Class A	8,600	55
	Sansteel Minguang Co. Ltd. Fujian Class A	79,600	54
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	158,300	54
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	40,100	54
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	31,000	54
	Topsec Technologies Group Inc. Class A	31,400	54
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	8,900	54
		Shares	Market Value• ($000)
*,2	Ascletis Pharma Inc.	167,000	54
	Shenzhen Megmeet Electrical Co. Ltd. Class A	12,500	54
	Zhejiang Medicine Co. Ltd. Class A	31,000	54
	Chengtun Mining Group Co. Ltd. Class A	71,700	54
	Bank of Chongqing Co. Ltd. Class A	47,451	54
	Ningbo Peacebird Fashion Co. Ltd. Class A	16,600	54
*	Xinjiang Zhongtai Chemical Co. Ltd. Class A	56,300	53
	COFCO Biotechnology Co. Ltd. Class A	46,600	53
	Shandong Denghai Seeds Co. Ltd. Class A	21,800	53
	Xinyangfeng Agricultural Technology Co. Ltd. Class A	32,200	53
*	Leo Group Co. Ltd. Class A	162,800	53
	Shanghai AJ Group Co. Ltd. Class A	67,600	53
	Southern Shuanglin Bio-pharmacy Co. Ltd. Class A	15,600	53
	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	8,200	53
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	51,900	52
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	30,600	52
*	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	66,600	52
	Konka Group Co. Ltd. Class A	75,700	52
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	11,000	52
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	30,100	52
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	105,100	52
	Shanghai Belling Co. Ltd. Class A	18,900	52
	Guangdong Advertising Group Co. Ltd. Class A	61,100	52
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A	34,600	52
	Anhui Kouzi Distillery Co. Ltd. Class A	5,900	51
	Beijing North Star Co. Ltd. Class H	442,000	51
		Shares	Market Value• ($000)
	Shenzhen Airport Co. Ltd. Class A	48,400	51
	North Industries Group Red Arrow Co. Ltd. Class A	19,400	51
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	16,000	51
	Guangdong South New Media Co. Ltd. Class A	7,200	51
	Yantai Eddie Precision Machinery Co. Ltd. Class A	20,860	51
	Gansu Qilianshan Cement Group Co. Ltd. Class A	31,200	51
	Shenzhen Kinwong Electronic Co. Ltd. Class A	15,300	51
	Shanghai M&G Stationery Inc. Class A	7,600	51
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	79,633	51
	Shanxi Coking Co. Ltd. Class A	65,390	51
	Quectel Wireless Solutions Co. Ltd. Class A	4,394	50
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	21,700	50
	ZheJiang Dali Technology Co. Ltd. Class A	24,720	50
*	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	16,000	50
	KWG Living Group Holdings Ltd.	360,824	49
	Dian Diagnostics Group Co. Ltd. Class A	12,600	49
*	Bohai Leasing Co. Ltd. Class A	154,100	49
	Nanjing Hanrui Cobalt Co. Ltd. Class A	10,200	49
	Bear Electric Appliance Co. Ltd. Class A	4,000	49
	Shanghai Liangxin Electrical Co. Ltd. Class A	29,770	49
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	45,300	49
	Road King Infrastructure Ltd.	120,000	48
	Amoy Diagnostics Co. Ltd. Class A	11,700	48
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	49,700	48
*	Nantong Jianghai Capacitor Co. Ltd. Class A	16,400	48
	Betta Pharmaceuticals Co. Ltd. Class A	4,900	48
24

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Zheshang Securities Co. Ltd. Class A	32,100	48
	Yusys Technologies Co. Ltd. Class A	18,080	48
	CPMC Holdings Ltd.	83,000	47
*	Sichuan Haite High-tech Co. Ltd. Class A	36,800	47
	Zhejiang Communications Technology Co. Ltd.	52,600	47
*	Bank of Zhengzhou Co. Ltd. Class A	140,965	47
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	19,900	47
	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	46,318	47
	Bright Dairy & Food Co. Ltd. Class A	30,100	47
	Jiangsu Shagang Co. Ltd. Class A	80,400	46
	Beijing Sinnet Technology Co. Ltd. Class A	26,100	46
*	Anhui Jinhe Industrial Co. Ltd. Class A	12,400	46
	Shenzhen Yinghe Technology Co. Ltd. Class A	17,100	46
	Maanshan Iron & Steel Co. Ltd. Class A	117,500	46
	Zhejiang Runtu Co. Ltd. Class A	42,200	45
	Sino Wealth Electronic Ltd. Class A	9,075	45
	Tian Di Science & Technology Co. Ltd. Class A	56,611	45
*	Talkweb Information System Co. Ltd. Class A	25,500	45
*	Shandong Chenming Paper Holdings Ltd. Class B	158,100	44
*	Advanced Technology & Materials Co. Ltd. Class A	34,600	44
	Suzhou Anjie Technology Co. Ltd. Class A	23,400	44
	Skyworth Digital Co. Ltd. Class A	18,500	44
	PharmaBlock Sciences Nanjing Inc. Class A	5,460	44
	Beijing Capital Development Co. Ltd. Class A	68,400	44
	Sonoscape Medical Corp. Class A	5,400	43
	Sichuan Expressway Co. Ltd. Class H	166,000	43
*	Chongqing Iron & Steel Co. Ltd. Class H	378,000	43
		Shares	Market Value• ($000)
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	107,000	43
	GCI Science & Technology Co. Ltd. Class A	13,400	43
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	19,800	43
*	Tibet Summit Resources Co. Ltd. Class A	15,000	43
*	Shanghai AtHub Co. Ltd. Class A	8,540	43
	Hangzhou Dptech Technologies Co. Ltd. Class A	17,400	43
	Shandong Dawn Polymer Co. Ltd. Class A	17,200	43
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	51,300	43
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	24,300	42
	NanJi E-Commerce Co. Ltd. Class A	66,500	42
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	8,352	42
	Qinhuangdao Port Co. Ltd. Class A	86,400	42
	Shandong Humon Smelting Co. Ltd. Class A	23,000	41
	ORG Technology Co. Ltd. Class A	59,500	41
*	OFILM Group Co. Ltd. Class A	59,800	41
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	14,100	41
	CETC Digital Technology Co. Ltd. Class A	11,960	41
	Shanying International Holding Co. Ltd. Class A	119,600	41
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	71,630	41
	First Tractor Co. Ltd. Class A	24,600	41
	China Tungsten And Hightech Materials Co. Ltd. Class A	21,100	41
	Inmyshow Digital Technology Group Co. Ltd. Class A	36,800	41
	Guangdong Dowstone Technology Co. Ltd. Class A	21,400	41
	Suofeiya Home Collection Co. Ltd. Class A	14,600	40
		Shares	Market Value• ($000)
*	Zhejiang Narada Power Source Co. Ltd. Class A	13,700	40
	Lianhe Chemical Technology Co. Ltd. Class A	22,800	40
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	79,700	40
	Bafang Electric Suzhou Co. Ltd. Class A	3,100	40
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	9,720	40
	Zhejiang Yasha Decoration Co. Ltd. Class A	58,400	39
*	Shandong Chenming Paper Holdings Ltd. Class A	53,600	39
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	34,300	39
	Red Star Macalline Group Corp. Ltd. Class A	52,250	39
*	Jiajiayue Group Co. Ltd. Class A	18,300	39
	Luenmei Quantum Co. Ltd. Class A	43,800	39
	Lancy Co. Ltd. Class A	9,800	39
*	Offcn Education Technology Co. Ltd. Class A	53,900	38
	Aerospace Hi-Tech Holdings Group Ltd. Class A	27,157	38
	Hangzhou Shunwang Technology Co. Ltd. Class A	15,900	38
	Shenzhen Jinjia Group Co. Ltd. Class A	36,400	38
	Juewei Food Co. Ltd. Class A	6,600	38
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	11,000	38
	Shenzhen Leaguer Co. Ltd. Class A	30,200	38
	Hunan Aihua Group Co. Ltd. Class A	12,000	38
	City Development Environment Co. Ltd. Class A	22,100	38
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	78,300	38
	Huafu Fashion Co. Ltd. Class A	82,600	37
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	20,900	37
	Electric Connector Technology Co. Ltd. Class A	8,300	37
	Lushang Health Industry Development Co. Ltd. Class A	23,300	37
	Camel Group Co. Ltd. Class A	26,910	37
	ADAMA Ltd. Class A	30,100	37
25

Total World Stock Index Fund
		Shares	Market Value• ($000)
*,1	Times China Holdings Ltd.	480,000	36
*	Hebei Chengde Lolo Co. Class A	27,440	36
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	80,900	36
	Beijing SuperMap Software Co. Ltd. Class A	11,700	36
	CGN Nuclear Technology Development Co. Ltd. Class A	32,400	36
	BGI Genomics Co. Ltd. Class A	4,000	36
	Bank of Suzhou Co. Ltd. Class A	32,890	36
	Shanghai Huayi Group Co. Ltd. Class B	63,200	35
*,1	Yuzhou Group Holdings Co. Ltd.	1,147,165	35
	Wangsu Science & Technology Co. Ltd. Class A	26,600	35
	Beijing Tongtech Co. Ltd. Class A	9,300	35
*	Zhejiang Wanliyang Co. Ltd. Class A	28,300	35
*	Tech-Bank Food Co. Ltd. Class A	45,920	35
	Shantui Construction Machinery Co. Ltd. Class A	52,700	35
*	Ausnutria Dairy Corp. Ltd.	72,000	34
	Sumavision Technologies Co. Ltd. Class A	36,400	34
	Suzhou Good-Ark Electronics Co. Ltd. Class A	17,800	34
	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class A	6,300	34
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	12,040	34
*	Shenzhen Center Power Tech Co. Ltd. Class A	14,000	34
*	Chongqing Iron & Steel Co. Ltd. Class A	154,500	34
	Qinghai Huzhu Tianyoude Class A	16,600	34
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	32,800	33
	Zhejiang Semir Garment Co. Ltd. Class A	34,100	33
	Hainan Poly Pharm Co. Ltd. Class A	10,725	33
	Chengdu Wintrue Holding Co. Ltd. Class A	21,900	33
	Sinosoft Co. Ltd. Class A	5,880	33
		Shares	Market Value• ($000)
	Beijing Water Business Doctor Co. Ltd. Class A	28,600	33
*,3	China Aoyuan Group Ltd.	574,000	32
*	Hand Enterprise Solutions Co. Ltd. Class A	20,300	32
*	Sunward Intelligent Equipment Co. Ltd. Class A	36,600	32
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class T	57,300	32
	China Harmony New Energy Auto Holding Ltd.	270,763	31
	Beijing Sanju Environmental Protection and New Material Co. Ltd. Class A	58,600	31
	Double Medical Technology Inc. Class A	5,500	31
	Monalisa Group Co. Ltd. Class A	12,415	31
*	Orient Group Inc. Class A	92,500	31
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	9,800	31
	Maccura Biotechnology Co. Ltd. Class A	12,500	30
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	116,700	30
	Shenzhen Sunline Tech Co. Ltd. Class A	17,900	30
	Unilumin Group Co. Ltd. Class A	24,800	30
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	39,800	30
	Central China Management Co. Ltd.	479,656	30
	Arcsoft Corp. Ltd. Class A	5,764	30
	Archermind Technology Nanjing Co. Ltd. Class A	4,700	30
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	41,500	29
*	Aotecar New Energy Technology Co. Ltd. Class A	78,200	29
[2]	China Everbright Greentech Ltd.	149,000	29
	Qingdao Rural Commercial Bank Corp. Class A	68,300	29
	Inner Mongolia M-Grass Ecology And Enviroment Group Co. Ltd. Class A	57,800	29
*	China TransInfo Technology Co. Ltd. Class A	13,400	28
		Shares	Market Value• ($000)
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	47,800	28
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	36,800	28
	Western Region Gold Co. Ltd. Class A	13,400	28
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	29,000	27
	Foran Energy Group Co. Ltd. Class A	15,800	27
	Sichuan Teway Food Group Co. Ltd. Class A	10,920	27
	Oriental Energy Co. Ltd. Class A	20,800	27
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	3,600	27
*	Jinke Properties Group Co. Ltd. Class A	132,700	26
	Visual China Group Co. Ltd. Class A	11,100	26
*	YaGuang Technology Group Co. Ltd. Class A	24,900	26
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	15,600	26
	Henan Yuguang Gold & Lead Co. Ltd. Class A	27,900	26
*	YanTai Shuangta Food Co. Ltd. Class A	32,900	25
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	9,800	25
	Shenzhen Microgate Technology Co. Ltd. Class A	20,300	25
	Hangzhou Onechance Tech Corp. Class A	5,800	25
	Anker Innovations Technology Co. Ltd. Class A	2,400	25
	China Dongxiang Group Co. Ltd.	609,000	24
	Lier Chemical Co. Ltd. Class A	11,340	24
	Anhui Genuine New Materials Co. Ltd. Class A	17,360	24
	BrightGene Bio-Medical Technology Co. Ltd. Class A	6,847	24
	Huapont Life Sciences Co. Ltd. Class A	30,400	23
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	8,500	23
*	Zhongtian Financial Group Co. Ltd. Class A	245,300	23
26

Total World Stock Index Fund
		Shares	Market Value• ($000)
	North Huajin Chemical Industries Co. Ltd. Class A	22,500	23
	PCI Technology Group Co. Ltd. Class A	23,100	23
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	28,500	22
	Goldenmax International Technology Ltd. Class A	17,800	22
*	Blue Sail Medical Co. Ltd. Class A	20,400	22
	Shenzhen FRD Science & Technology Co. Ltd.	8,000	22
	CMST Development Co. Ltd. Class A	25,600	22
	Grinm Advanced Materials Co. Ltd. Class A	11,200	22
[1]	Differ Group Holding Co. Ltd.	1,312,000	22
	Xiangcai Co. Ltd. Class A	17,800	22
	Chengdu Kanghua Biological Products Co. Ltd. Class A	1,800	22
*	Beijing VRV Software Corp. Ltd. Class A	27,800	21
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	20,800	21
*	Innuovo Technology Co. Ltd. Class A	23,000	21
*	Chongqing Zaisheng Technology Corp. Ltd. Class A (XSSC)	33,020	21
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	18,900	21
*	Shenzhen World Union Group Inc. Class A	50,700	20
*	Yango Group Co. Ltd. Class A	100,500	20
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	9,200	20
	Changchun Faway Automobile Components Co. Ltd. Class A	17,310	20
	Longhua Technology Group Luoyang Co. Ltd. Class A	17,800	20
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	45,400	20
	NSFOCUS Technologies Group Co. Ltd. Class A	10,497	19
	Greenland Hong Kong Holdings Ltd.	242,548	19
*	Client Service International Inc. Class A	9,400	19
		Shares	Market Value• ($000)
	JL Mag Rare-Earth Co. Ltd. Class A	4,700	19
*	Anhui Tatfook Technology Co. Ltd. Class A	14,600	19
	Tongyu Heavy Industry Co. Ltd. Class A	51,500	19
	Hangzhou Boiler Group Co. Ltd. Class A	6,900	18
*	Visionox Technology Inc. Class A	17,998	17
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	13,400	17
*	Oceanwide Holdings Co. Ltd. Class A	125,400	16
	DBG Technology Co. Ltd. Class A	10,700	16
	Keboda Technology Co. Ltd. Class A	2,000	16
*	Henan Yuneng Holdings Co. Ltd. Class A	24,800	16
*	Huabao Flavours & Fragrances Co. Ltd. Class A	4,200	15
	Shandong Head Co. Ltd. Class A	5,200	15
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	3,230	14
	FAWER Automotive Parts Co. Ltd. Class A	21,400	14
	China Galaxy Securities Co. Ltd. Class A	8,900	14
*	RiseSun Real Estate Development Co. Ltd. Class A	56,200	13
*	Zhenro Properties Group Ltd.	455,608	13
	BBMG Corp. Class A	38,700	13
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	17,400	12
	Yijiahe Technology Co. Ltd. Class A	2,200	12
	Beken Corp.	2,900	12
*,3	Colour Life Services Group Co. Ltd.	135,118	11
	Shandong Publishing & Media Co. Ltd. Class A	5,700	10
*	GCL New Energy Holdings Ltd.	157,940	10
	Shanghai Industrial Urban Development Group Ltd.	153,483	9
	Dongjiang Environmental Co. Ltd. Class H	27,100	9
	Qingling Motors Co. Ltd. Class H	67,563	7
*	Ronshine China Holdings Ltd.	133,052	7
	Jiangxi Copper Co. Ltd. Class A	200	1
*	Huazhu Group Ltd.	310	1
*,3	Tianhe Chemicals Group Ltd.	383,088	—
		Shares	Market Value• ($000)
*,1,3	Midas Holdings Ltd.	223,900	—
*,3	China Animal Healthcare Ltd.	84,000	—
	Qingdao Port International Co. Ltd. Class A	100	—
*,3	China Zhongwang Holdings Ltd.	442,800	—
*	Xinyi Energy Holdings Ltd. Rights Exp. 5/23/23	58,200	—
			1,206,807
Colombia (0.0%)
	Bancolombia SA	180,258	1,381
	Bancolombia SA ADR	48,141	1,180
	Interconexion Electrica SA ESP	222,776	863
[1]	Ecopetrol SA ADR	74,807	727
	Ecopetrol SA	971,880	473
	Banco Davivienda SA Preference Shares	52,874	238
	Grupo Aval Acciones y Valores SA Preference Shares	1,821,522	228
	Grupo De Inversiones Suramericana SA Preference Shares	46,730	115
	Bancolombia SA Preference Shares	14,574	90
	Bac Holding International Co.	411,691	20
			5,315
Czech Republic (0.0%)
	CEZ A/S	83,957	4,507
	Komercni banka A/S	38,399	1,240
[2]	Moneta Money Bank A/S	180,939	664
	Colt CZ Group SE	8,390	229
	Philip Morris CR A/S	235	194
			6,834
Denmark (0.8%)
	Novo Nordisk A/S Class B	827,480	137,655
	DSV A/S	94,175	17,724
*	Vestas Wind Systems A/S	529,742	14,658
*	Genmab A/S	34,458	14,161
	Coloplast A/S Class B	69,779	10,054
[2]	Orsted A/S	99,197	8,903
	Carlsberg A/S Class B	48,986	8,107
*	Danske Bank A/S	346,396	7,321
	Novozymes A/S Class B	104,155	5,423
	Tryg A/S	188,225	4,448
	AP Moller - Maersk A/S Class B	2,369	4,282
	Chr Hansen Holding A/S	54,872	4,271
	Pandora A/S	45,209	4,185
	AP Moller - Maersk A/S Class A	1,630	2,913
	Royal Unibrew A/S	26,256	2,347
*	Demant A/S	54,533	2,337
	SimCorp A/S	21,016	2,278
	Ringkjoebing Landbobank A/S	14,652	2,061
	ISS A/S	96,894	2,026
*	Jyske Bank A/S (Registered)	26,755	1,956
27

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	GN Store Nord A/S	70,568	1,884
*	Ambu A/S Class B	95,400	1,517
	Sydbank A/S	27,995	1,249
*	NKT A/S	22,888	1,203
	FLSmidth & Co. A/S	28,108	1,110
	Topdanmark A/S	20,886	1,102
*	Zealand Pharma A/S	30,347	1,026
*	Bavarian Nordic A/S	34,383	945
	ROCKWOOL A/S Class B	3,725	902
	D/S Norden A/S	13,569	853
*	ALK-Abello A/S	64,191	813
	Alm Brand A/S	422,040	781
	Spar Nord Bank AS Class B	40,007	651
*,2	Netcompany Group A/S	16,027	620
	Dfds A/S	15,232	614
	H Lundbeck A/S	114,496	606
[2]	Scandinavian Tobacco Group A/S	28,791	562
	Schouw & Co. A/S	6,327	539
*	Chemometec A/S	8,854	512
	Torm plc Class A	13,985	438
*	NTG Nordic Transport Group A/S Class A	8,194	436
	H Lundbeck A/S Class A	28,624	144
			275,617
Egypt (0.0%)
	Commercial International Bank Egypt SAE	1,223,537	2,122
	Eastern Co. SAE	590,912	334
*	Egyptian Financial Group-Hermes Holding Co.	475,563	282
*	Fawry for Banking & Payment Technology Services SAE	1,036,260	201
*	ElSewedy Electric Co.	296,180	176
	Egypt Kuwait Holding Co. SAE	103,346	147
	Talaat Moustafa Group	417,717	129
	Telecom Egypt Co.	127,965	102
	Egypt Kuwait Holding Co. SAE (XCAI)	54,479	63
*	Medinet Nasr Housing	233,973	27
			3,583
Finland (0.3%)
	Nordea Bank Abp (XHEL)	1,823,824	20,219
	Nokia OYJ	3,009,279	12,733
	Sampo OYJ Class A	246,972	12,525
	Neste OYJ	220,350	10,679
	Kone OYJ Class B	172,226	9,826
	UPM-Kymmene OYJ	280,853	8,956
	Elisa OYJ	78,553	4,878
	Stora Enso OYJ Class R	303,938	3,856
	Fortum OYJ	232,629	3,475
	Metso Outotec OYJ	312,613	3,451
	Kesko OYJ Class B	147,576	3,077
	Valmet OYJ	89,628	3,032
	Wartsila OYJ Abp	254,270	2,949
	Orion OYJ Class B	54,555	2,563
	Huhtamaki OYJ	47,864	1,725
		Shares	Market Value• ($000)
	Konecranes OYJ Class A	41,371	1,620
	TietoEVRY OYJ (XHEL)	43,732	1,397
	Cargotec OYJ Class B	24,362	1,346
	Kojamo OYJ	103,130	1,281
	Outokumpu OYJ	188,954	1,030
*	QT Group OYJ	10,400	897
	Kemira OYJ	50,179	880
	Metsa Board OYJ Class A	121,380	875
	Uponor OYJ	31,723	847
	Nokian Renkaat OYJ	68,268	665
	Revenio Group OYJ Class B	11,637	438
[2]	Terveystalo OYJ	33,738	295
*	Citycon OYJ	38,860	294
	Sanoma OYJ	33,466	290
	Tokmanni Group Corp.	21,018	288
	YIT OYJ	75,612	196
	Raisio OYJ Class V	73,906	186
	Oriola OYJ Class B	114,943	184
*	Finnair OYJ	288,850	169
	F-Secure OYJ	41,897	135
*,1,3	Ahlstrom-Munksjo Oyj Rights	4,033	79
			117,336
France (2.9%)
	LVMH Moet Hennessy Louis Vuitton SE	130,467	125,494
	TotalEnergies SE	1,203,488	76,903
	Sanofi	576,313	62,108
	Schneider Electric SE	284,130	49,550
	Airbus SE	295,875	41,433
	BNP Paribas SA	582,485	37,636
	Hermes International	16,349	35,495
	Vinci SA	261,695	32,369
	AXA SA	987,925	32,246
	EssilorLuxottica SA	157,600	31,202
	Safran SA	183,976	28,612
	L'Oreal SA Loyalty Shares	59,586	28,477
	Pernod Ricard SA	108,798	25,127
	Kering SA	38,075	24,382
	Air Liquide SA Loyalty Shares	128,123	23,048
	Danone SA	321,822	21,299
	L'Oreal SA (XPAR)	41,483	19,825
	Air Liquide SA (XPAR)	85,673	15,412
	Capgemini SE	83,933	15,306
	STMicroelectronics NV	336,325	14,387
	Dassault Systemes SE	351,616	14,274
	Cie de Saint-Gobain	241,766	13,997
	Legrand SA	141,152	13,361
	Orange SA	1,006,046	13,095
	Cie Generale des Etablissements Michelin SCA	374,878	11,939
	Veolia Environnement SA	333,770	10,569
	Publicis Groupe SA	119,703	9,787
	Societe Generale SA	385,414	9,361
	Edenred	132,277	8,595
	Thales SA	53,033	8,093
	Credit Agricole SA	650,707	7,954
	L'Oreal SA PF25	14,952	7,146
		Shares	Market Value• ($000)
	L'Oreal SA Loyalty Line 2024	14,155	6,765
	Engie SA Loyalty Shares	413,287	6,614
	Carrefour SA	312,062	6,491
	Teleperformance	30,965	6,189
*,2	Worldline SA	130,031	5,657
	Air Liquide SA	28,989	5,215
*	L Air Liquide Prime Fidelite	27,088	4,873
	Eiffage SA	38,596	4,594
	Eurofins Scientific SE	64,549	4,509
	Engie SA (XPAR)	279,015	4,465
	Bureau Veritas SA	149,283	4,305
	Bouygues SA	111,851	4,096
	Vivendi SE	369,783	4,062
	Alstom SA	159,597	4,011
*	Renault SA	101,510	3,770
	Getlink SE	187,737	3,509
[1]	Bollore SE	517,157	3,494
*	Accor SA	97,373	3,454
	Sartorius Stedim Biotech	12,788	3,426
	Arkema SA	33,792	3,343
[2]	Euronext NV	41,480	3,299
	Gecina SA	27,009	3,007
*	Unibail-Rodamco-Westfield	54,954	2,947
	Rexel SA	125,631	2,910
*	Aeroports de Paris	16,629	2,642
	Valeo	132,531	2,588
	Alten SA	15,082	2,564
	Klepierre SA	100,911	2,556
	Dassault Aviation SA	12,699	2,482
	BioMerieux	22,779	2,385
[2]	Amundi SA	35,542	2,329
	Ipsen SA	18,779	2,277
	Remy Cointreau SA	12,590	2,178
	Technip Energies NV Class B	97,579	2,165
	SCOR SE	81,227	2,101
	SPIE SA	66,426	2,073
*	SOITEC	13,699	2,023
[2]	La Francaise des Jeux SAEM	45,711	1,954
	Elis SA GDR	96,893	1,925
	Gaztransport Et Technigaz SA Class B	17,380	1,859
	Sodexo SA (XPAR)	16,321	1,749
*	Faurecia SE (XPAR)	82,853	1,720
	Electricite de France SA Class A	124,961	1,643
	Sopra Steria Group SACA	7,474	1,618
	Engie SA	100,229	1,604
*	Ubisoft Entertainment SA	53,369	1,563
*	Sodexo SA ACT Loyalty Shares	14,556	1,560
	Rubis SCA	52,714	1,558
	Nexans SA	17,808	1,532
	Covivio SA	26,221	1,491
[2]	Verallia SA	36,625	1,487
	Wendel SE	13,006	1,459
	Engie S/A	82,296	1,317
	SES SA Class A	196,812	1,221
	IPSOS	22,452	1,217
*	Air France-KLM	667,027	1,155
[2]	Neoen SA	37,587	1,128
*	Vallourec SA	93,932	1,073
28

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	JCDecaux SE	42,873	949
	Imerys SA	21,904	900
*	SEB SA Loyalty Shares	7,550	866
	ICADE	17,514	823
[2]	ALD SA	66,788	805
	SEB SA (XPAR)	6,661	764
	Virbac SA	2,222	759
	Coface SA	48,095	736
	Rothschild & Co.	14,174	732
	Societe BIC SA	11,740	725
*	SES-imagotag SA	4,521	723
	Interparfums SA	9,051	719
	Eurazeo Prime De Fidelite	9,906	707
	Eurazeo SE (XPAR)	9,885	706
	Nexity SA	25,399	666
*	Atos SE	46,173	640
*	Sodexo SA Loyalty Shares 2023	5,394	578
*	Sodexo SA Loyalty Shares 2026	5,313	569
[1]	Eutelsat Communications SA	83,850	557
	Trigano SA	4,267	556
	Carmila SA	29,973	507
	Eramet SA	5,023	489
	Mercialys SA	46,548	468
	Metropole Television SA	28,896	466
*	Cie Plastic Omnium SA	26,277	465
	Quadient SA	22,802	453
	Fnac Darty SA	11,833	446
	Television Francaise 1	53,534	431
*	Voltalia SA (Registered)	27,548	419
	ARGAN SA	5,130	400
	Cie de L'Odet SE	200	352
*	CGG SA	449,141	336
	Beneteau SA	20,566	331
*,2	X-Fab Silicon Foundries SE	37,322	318
[1]	Mersen SA	7,789	314
*	Sodexo Inc.	2,851	306
*	ID Logistics Group	1,017	299
*,2	SMCP SA	33,611	298
	Derichebourg SA	46,656	289
*	Euroapi SA	22,531	271
	Korian SA	28,707	249
*,1	Casino Guichard Perrachon SA	27,628	235
	Vicat SA	8,001	233
	Eurazeo SE Prime Fidelite 2024	3,115	222
	Antin Infrastructure Partners SA	12,772	216
	Altarea SCA	1,622	212
[2]	Maisons du Monde SA	19,767	208
	PEUGEOT Investment	1,670	205
	Lagardere SA	8,464	204
*	Valneva SE	39,789	193
	SEB Prime De Fidelite 2024	1,636	188
	Eurazeo SE	2,591	185
	Vetoquinol SA	1,775	174
	Equasens	1,757	139
	Vilmorin & Cie SA	2,836	135
		Shares	Market Value• ($000)
*,2	Elior Group SA	38,533	134
	Etablissements Maurel et Prom SA	34,462	132
*	Sodexo SA Loyalty Shares 2025	1,212	130
	Lisi SA	4,123	117
*,1	OVH Groupe SAS	10,574	111
*	GL Events	3,863	93
	Manitou BF SA	3,706	92
	Boiron SA	2,097	92
*	Believe SA Class B	7,104	85
*	SEB SA PF25	737	84
	Jacquet Metals SACA	4,253	83
*,1	Orpea SA	21,724	64
	Bonduelle SCA	4,520	57
	LISI	1,767	50
*,1	Mersen SA Rights Exp. 5/2/23	7,789	13
*,2	Aramis Group SAS	1,390	6
*	Neoen SA Rights	34	—
			1,062,162
Germany (2.1%)
	SAP SE	586,355	79,343
	Siemens AG (Registered)	394,540	65,033
	Allianz SE (Registered)	212,665	53,402
	Deutsche Telekom AG (Registered)	1,789,549	43,149
	Mercedes-Benz Group AG	455,322	35,509
	Bayer AG (Registered)	519,942	34,314
*	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	74,015	27,817
	Infineon Technologies AG	688,248	25,064
	BASF SE	482,917	24,979
	Deutsche Post AG (Registered)	511,651	24,610
	Bayerische Motoren Werke AG (XETR)	166,209	18,629
	Deutsche Boerse AG	97,210	18,539
	adidas AG Class B	89,068	15,685
*	RWE AG	332,136	15,573
	E.ON SE	1,171,266	15,493
	Volkswagen AG Preference Shares	106,244	14,508
*	Merck KGaA	69,071	12,389
	Deutsche Bank AG (Registered)	1,062,626	11,681
[2]	Siemens Healthineers AG	147,015	9,163
	Symrise AG Class A	68,770	8,309
	Vonovia SE	373,237	8,095
	Henkel AG & Co. KGaA Preference Shares	96,520	7,804
	MTU Aero Engines AG	28,235	7,414
	Beiersdorf AG	52,648	7,351
*	Daimler Truck Holding AG	220,164	7,275
	Hannover Rueck SE Class A	31,720	6,777
	Rheinmetall AG	22,687	6,645
	Brenntag SE	80,921	6,595
		Shares	Market Value• ($000)
	Fresenius SE & Co. KGaA	214,239	6,207
*	Siemens Energy AG	248,010	6,087
*	Commerzbank AG	544,857	6,055
	HeidelbergCement AG	76,787	5,816
[1]	Fresenius Medical Care AG & Co. KGaA	109,385	5,308
	Sartorius AG Preference Shares	13,328	5,180
*	QIAGEN NV	115,254	5,154
*,2	Zalando SE	116,456	4,790
*,2	Covestro AG	93,684	4,110
	GEA Group AG	85,557	4,024
	Continental AG	57,127	4,008
*,2	Delivery Hero SE	98,322	3,930
*	Deutsche Lufthansa AG (Registered)	321,465	3,456
	Bayerische Motoren Werke AG Preference Shares	31,754	3,375
	Henkel AG & Co. KGaA (XTER)	45,469	3,363
	Puma SE	52,891	3,099
	Volkswagen AG	15,431	2,591
	Carl Zeiss Meditec AG (Bearer)	19,167	2,578
[2]	Scout24 SE	40,790	2,542
	Knorr-Bremse AG	34,636	2,428
	LEG Immobilien SE (XETR)	38,513	2,397
*	HelloFresh SE	86,555	2,324
	Nemetschek SE	29,641	2,317
[1]	HUGO BOSS AG	30,715	2,316
	Evonik Industries AG	100,172	2,186
	Bechtle AG	45,871	2,133
*	CTS Eventim AG & Co. KGaA	30,755	2,026
	K&S AG (Registered)	101,278	2,020
	Gerresheimer AG	18,245	1,988
*	thyssenkrupp AG	270,455	1,946
	LANXESS AG Class B	46,246	1,884
	Freenet AG	65,680	1,873
	Aurubis AG	19,482	1,828
	Rational AG	2,428	1,759
	KION Group AG	41,192	1,708
	Talanx AG	33,082	1,664
*	Evotec SE	89,530	1,644
	Telefonica Deutschland Holding AG	473,054	1,598
	AIXTRON SE	55,669	1,576
*,2	TeamViewer SE	75,479	1,393
	Wacker Chemie AG	7,736	1,196
	Hensoldt AG	29,038	1,089
	Hella GmbH & Co. KGaA	12,685	1,073
[2]	Befesa SA	23,587	1,062
	FUCHS PETROLUB SE	32,665	1,061
	Software AG	30,143	1,030
	Jenoptik AG	30,842	985
*	Fraport AG Frankfurt Airport Services Worldwide	17,943	966
	Duerr AG	27,488	954
*,1	RTL Group SA	20,134	944
	Krones AG	7,164	941
	Encavis AG	53,611	927
29

Total World Stock Index Fund
		Shares	Market Value• ($000)
	FUCHS PETROLUB SE Preference Shares	23,377	924
	Sixt SE (XETR)	7,207	894
	Stabilus SE	13,647	892
	HOCHTIEF AG	10,612	888
	Suedzucker AG	42,800	865
*	Nordex SE Class B	66,844	805
	Sixt SE Preference Shares	9,946	792
[1]	ProSiebenSat.1 Media SE	88,088	791
	United Internet AG (Registered)	45,471	781
*	Aareal Bank AG	22,239	757
	Traton SE	31,964	739
	Siltronic AG	10,210	736
	Salzgitter AG	18,525	735
*	Vitesco Technologies Group AG Class A	9,512	651
	TAG Immobilien AG	74,472	638
	CompuGroup Medical SE & Co. KGaA	11,543	635
	Deutsche Wohnen SE	27,706	627
[2]	DWS Group GmbH & Co. KGaA	18,808	625
	Stroeer SE & Co. KGaA	11,387	624
*	METRO AG	71,401	607
	Fielmann AG	11,640	603
	Bilfinger SE	13,827	598
	GRENKE AG	16,366	587
	CANCOM SE	16,264	586
*	SMA Solar Technology AG	5,331	577
[2]	Deutsche Pfandbriefbank AG	61,741	569
*,1	Nagarro SE	5,171	557
	Dermapharm Holding SE	10,219	513
[1]	STRATEC SE	7,445	512
	Kontron AG	25,651	496
[1]	Aroundtown SA	361,199	492
	KWS Saat SE & Co. KGaA	7,196	467
*	flatexDEGIRO AG	41,736	450
*,2	Auto1 Group SE	52,768	416
	Kloeckner & Co. SE Preference Shares	37,015	411
	Synlab AG	37,872	400
	Deutz AG	59,425	395
	Takkt AG	24,597	394
	Eckert & Ziegler Strahlen- und Medizintechnik AG Class B	7,527	389
	Grand City Properties SA	45,779	382
	PNE AG	22,378	366
*,2	Shop Apotheke Europe NV	3,646	364
*,1	MorphoSys AG	17,196	361
	Hornbach Holding AG & Co. KGaA	4,240	360
*	SUSE SA	18,476	349
	VERBIO Vereinigte BioEnergie AG	9,356	348
	Norma Group SE	14,554	346
	Wacker Neuson SE	14,125	345
*	CECONOMY AG	100,488	307
		Shares	Market Value• ($000)
	Atoss Software AG	1,528	307
	GFT Technologies SE	7,748	306
	Indus Holding AG	9,890	293
	BayWa AG	6,589	282
*	Hypoport SE	1,737	279
*,1	Aareal Bank AG (XETR)	6,956	251
	Adesso SE	1,624	244
	1&1 AG	20,804	243
*	ADVA Optical Networking SE	10,721	236
	Energiekontor AG	2,896	232
	PATRIZIA SE	20,904	225
*	SGL Carbon SE	24,080	222
	Deutsche Beteiligungs AG	6,560	207
	Hamburger Hafen und Logistik AG Class B	14,775	204
	Sartorius AG	635	197
[1]	DIC Asset AG	24,947	190
	New Work SE	985	180
[2]	Instone Real Estate Group SE	21,898	175
	Wuestenrot & Wuerttembergische AG	9,451	172
	Draegerwerk AG & Co. KGaA Preference Shares	2,998	169
	Vossloh AG	3,545	163
[1]	Varta AG	6,189	161
	Draegerwerk AG & Co. KGaA (XETR)	3,032	140
	Bertrandt AG	2,310	129
	ElringKlinger AG	11,374	128
	Secunet Security Networks AG	527	116
	Basler AG	4,914	106
	Deutsche EuroShop AG	3,883	88
	CropEnergies AG	6,524	76
*,1	About You Holding SE	12,037	74
			779,795
Greece (0.0%)
*	Eurobank Ergasias Services and Holdings SA	1,332,608	1,884
	OPAP SA	96,417	1,644
	Mytilineos SA	52,183	1,514
	JUMBO SA	63,594	1,465
*	National Bank of Greece SA	269,652	1,411
*	Alpha Services and Holdings SA	1,114,993	1,398
*	Public Power Corp. SA	113,200	977
	Hellenic Telecommunications Organization SA ADR	117,615	850
*	Piraeus Financial Holdings SA	354,605	839
	Hellenic Telecommunications Organization SA	56,466	825
	Motor Oil Hellas Corinth Refineries SA	27,419	654
	Terna Energy SA	28,979	642
[1]	Star Bulk Carriers Corp.	23,873	504
		Shares	Market Value• ($000)
*	GEK Terna Holding Real Estate Construction SA	27,450	376
*	Titan Cement International SA	20,498	339
	Hellenic Exchanges - Athens Stock Exchange SA	54,073	239
*	Aegean Airlines SA	27,412	235
*	LAMDA Development SA	32,302	200
	Viohalco SA	35,271	193
	Holding Co. ADMIE IPTO SA	98,417	191
	Hellenic Petroleum SA	23,436	186
	Quest Holdings SA	22,944	125
	Athens Water Supply & Sewage Co. SA	17,663	123
	Fourlis Holdings SA	26,150	115
	Autohellas Tourist and Trading SA	6,052	86
	Sarantis SA	9,960	79
*	Ellaktor SA	15,239	33
*,3	FF Group	12,862	—
			17,127
Hong Kong (0.7%)
	AIA Group Ltd.	6,207,382	67,580
	Hong Kong Exchanges & Clearing Ltd.	671,824	27,892
	Sun Hung Kai Properties Ltd.	754,482	10,505
	CK Hutchison Holdings Ltd.	1,411,391	9,436
	Link REIT	1,341,588	8,775
*	Galaxy Entertainment Group Ltd.	1,136,000	8,085
	Techtronic Industries Co. Ltd.	691,000	7,476
	CLP Holdings Ltd.	869,580	6,475
	CK Asset Holdings Ltd.	1,032,750	6,107
	BOC Hong Kong Holdings Ltd.	1,906,200	6,017
	Hang Seng Bank Ltd.	382,351	5,668
	Hong Kong & China Gas Co. Ltd.	5,687,365	5,050
	Jardine Matheson Holdings Ltd.	103,562	5,006
	Wharf Real Estate Investment Co. Ltd.	818,600	4,721
*	Sands China Ltd.	1,264,400	4,528
	Power Assets Holdings Ltd.	718,000	4,103
	Lenovo Group Ltd.	3,948,000	4,039
	MTR Corp. Ltd.	754,326	3,769
	Hongkong Land Holdings Ltd.	601,000	2,675
[2]	Budweiser Brewing Co. APAC Ltd.	904,100	2,612
	Sino Land Co. Ltd.	1,936,279	2,609
	Henderson Land Development Co. Ltd.	696,896	2,481
[2]	WH Group Ltd.	4,085,758	2,275
*,2	Samsonite International SA	679,496	2,153
	PRADA SpA	273,600	2,014
	Xinyi Glass Holdings Ltd.	1,094,000	2,002
30

Total World Stock Index Fund
		Shares	Market Value• ($000)
	New World Development Co. Ltd.	738,306	1,969
	CK Infrastructure Holdings Ltd.	335,500	1,910
	Hang Lung Properties Ltd.	977,000	1,786
	Chow Tai Fook Jewellery Group Ltd.	885,400	1,778
	Swire Pacific Ltd. Class A	215,142	1,708
[2]	ESR Group Ltd.	1,061,389	1,659
	Swire Properties Ltd.	575,380	1,546
	Want Want China Holdings Ltd.	2,366,467	1,509
	Orient Overseas International Ltd.	72,000	1,463
	ASMPT Ltd.	177,122	1,393
	Wharf Holdings Ltd.	500,600	1,145
	SITC International Holdings Co. Ltd.	578,000	1,069
	PCCW Ltd.	1,996,112	1,041
	Hysan Development Co. Ltd.	346,000	978
[2]	BOC Aviation Ltd.	121,900	966
*	Wynn Macau Ltd.	814,000	881
*	HUTCHMED China Ltd.	268,500	830
	Pacific Basin Shipping Ltd.	2,330,000	811
	Kerry Properties Ltd.	302,500	781
*	AAC Technologies Holdings Inc.	349,000	738
*	SJM Holdings Ltd.	1,351,000	704
	Hang Lung Group Ltd.	400,000	703
	Vitasoy International Holdings Ltd.	396,332	701
	Man Wah Holdings Ltd.	831,600	700
	Fortune REIT	833,923	698
	Swire Pacific Ltd. Class B	547,500	695
*,1	MGM China Holdings Ltd.	500,000	683
	Luk Fook Holdings International Ltd.	203,415	652
	Bank of East Asia Ltd.	459,272	605
*	NagaCorp Ltd.	712,688	578
	DFI Retail Group Holdings Ltd.	189,800	571
	VTech Holdings Ltd.	94,600	568
	NWS Holdings Ltd.	647,500	561
*	United Energy Group Ltd.	3,706,000	558
	Champion REIT	1,323,332	552
	L'Occitane International SA	214,250	545
	Yue Yuen Industrial Holdings Ltd.	361,500	544
*	Shangri-La Asia Ltd.	577,519	533
[2]	Js Global Lifestyle Co. Ltd.	589,000	522
*,1	Cathay Pacific Airways Ltd.	502,090	486
*	Melco International Development Ltd.	399,000	464
*	MMG Ltd.	1,214,117	444
*	IGG Inc.	504,000	417
		Shares	Market Value• ($000)
*	China Travel International Investment Hong Kong Ltd.	1,772,000	378
	First Pacific Co. Ltd.	1,109,200	371
	Johnson Electric Holdings Ltd.	293,250	328
*	Vobile Group Ltd.	828,000	323
	Stella International Holdings Ltd.	272,000	283
*	Cowell e Holdings Inc.	140,000	271
	HKBN Ltd.	371,689	262
	Cafe de Coral Holdings Ltd.	186,000	261
	CITIC Telecom International Holdings Ltd.	649,500	261
*	Theme International Holdings Ltd.	2,250,000	261
*	Super Hi International Holding Ltd.	117,900	246
*,1,2	Sirnaomics Ltd.	34,100	241
	Kerry Logistics Network Ltd.	165,500	235
	Prosperity REIT	844,000	205
*	Shun Tak Holdings Ltd.	1,074,000	195
[1]	Huabao International Holdings Ltd.	407,000	192
	Nexteer Automotive Group Ltd.	331,000	186
	Chow Sang Sang Holdings International Ltd.	135,000	177
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	86,000	176
	Jinchuan Group International Resources Co. Ltd.	2,457,000	176
	K Wah International Holdings Ltd.	490,000	169
[1]	LK Technology Holdings Ltd.	156,502	160
	Sunlight REIT	410,000	159
	VSTECS Holdings Ltd.	272,000	156
	Canvest Environmental Protection Group Co. Ltd.	291,000	153
*,2	Hua Medicine	381,000	149
*,2	Jacobio Pharmaceuticals Group Co. Ltd.	164,400	145
	United Laboratories International Holdings Ltd.	178,000	144
	Dah Sing Financial Holdings Ltd.	55,744	143
*	Cosmopolitan International Holdings Ltd.	732,000	136
*	Television Broadcasts Ltd.	151,800	133
	SUNeVision Holdings Ltd.	228,000	130
*,2	Fosun Tourism Group	110,200	128
	Giordano International Ltd.	420,000	126
	Hong Kong Technology Venture Co. Ltd.	196,000	123
		Shares	Market Value• ($000)
*,1	Realord Group Holdings Ltd.	166,000	115
	Far East Consortium International Ltd.	441,100	111
*	Esprit Holdings Ltd.	1,350,519	110
*	Sa Sa International Holdings Ltd.	455,995	107
	Texhong International Group Ltd.	145,500	106
	EC Healthcare	157,000	106
	SmarTone Telecommunications Holdings Ltd.	172,000	105
	Powerlong Real Estate Holdings Ltd.	660,000	103
	Value Partners Group Ltd.	313,000	99
	Hutchison Telecommunications Hong Kong Holdings Ltd.	570,000	99
	Truly International Holdings Ltd.	760,000	96
*	Haitong International Securities Group Ltd.	1,086,841	92
	Dah Sing Banking Group Ltd.	113,537	91
*,2	FIT Hon Teng Ltd.	441,000	87
	Pacific Textiles Holdings Ltd.	254,000	82
	CITIC Resources Holdings Ltd.	1,238,000	74
	Guotai Junan International Holdings Ltd.	860,000	73
	China Tobacco International HK Co. Ltd.	58,000	73
*,2	Everest Medicines Ltd.	39,500	72
*,2	Frontage Holdings Corp.	226,000	70
	Vesync Co. Ltd.	165,000	64
	Asia Cement China Holdings Corp.	142,500	63
*	C-Mer Eye Care Holdings Ltd.	108,000	62
	Sun Hung Kai & Co. Ltd.	165,000	61
	Powerlong Commercial Management Holdings Ltd.	81,000	53
	Texwinca Holdings Ltd.	292,000	52
*	China Com Rich Rene Ene Invest	1,810,000	47
[2]	IMAX China Holding Inc.	47,400	46
*,2	Antengene Corp. Ltd.	134,500	46
	Singamas Container Holdings Ltd.	548,000	43
*	OCI International Holdings Ltd.	417,200	40
*,2	JW Cayman Therapeutics Co. Ltd.	93,500	39
*,3	National Agricultural Holdings	246,000	37
	Pou Sheng International Holdings Ltd.	404,000	34
31

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Chinese Estates Holdings Ltd.	102,935	30
*	Apollo Future Mobility Group Ltd.	1,824,000	28
	Dynam Japan Holdings Co. Ltd.	39,960	25
*,3	Long Well International Holdings Ltd.	1,348,000	20
*	Digital Domain Holdings Ltd.	637,528	19
*,1	Glory Sun Financial Group Ltd.	317,200	7
*,2	VPower Group International Holdings Ltd.	94,000	4
*,3	Real Nutrition	143,000	4
*,3	Brightoil Petroleum Holdings Ltd.	426,340	—
*,3	Anxin China Holdings Ltd.	312,000	—
*,3	C Fiber Optic	348,000	—
*,3	Hua Han Health Industry Holdings Ltd.	214,708	—
*,3	SMI Holdings Group Ltd.	402,400	—
*,3	Huishan Dairy	822,401	—
*,3	Tech Pro Tech Dev	833,600	—
*,1,3	Superb Summit International	620,000	—
*,3	Huiyuan Juice	398,000	—
*,3	Convoy Inc.	3,102,000	—
*,3	MH Development NPV	130,000	—
*,3	CTEG	424,000	—
*,3	Agritrade Resources Ltd.	735,000	—
*,3	China Lumena New Materials Corp.	11,900	—
			263,375
Hungary (0.0%)
	OTP Bank Nyrt	121,369	3,699
	Richter Gedeon Nyrt	72,879	1,760
	MOL Hungarian Oil & Gas plc	189,810	1,539
*	Magyar Telekom Telecommunications plc	209,897	264
*	Opus Global Nyrt	25,026	9
			7,271
Iceland (0.0%)
	Marel HF	292,106	1,259
[2]	Arion Banki HF	751,477	789
	Islandsbanki HF	591,741	541
	Reitir fasteignafelag HF	560,810	348
	Hagar HF	671,192	332
	Eimskipafelag Islands HF	60,545	255
	Kvika banki HF	1,809,149	243
	Festi HF	154,022	223
	Vatryggingafelag Islands HF	1,478,358	198
	Sjova-Almennar Tryggingar hf	604,301	158
*	Icelandair Group HF	10,559,372	153
	Siminn HF	884,912	76
			4,575
		Shares	Market Value• ($000)
India (1.7%)
	Reliance Industries Ltd.	1,248,566	37,079
	Housing Development Finance Corp. Ltd.	926,662	31,573
	Infosys Ltd.	1,420,918	21,924
	Tata Consultancy Services Ltd.	543,642	21,494
[2]	Reliance Industries Ltd. GDR	244,645	14,580
	Hindustan Unilever Ltd.	470,603	14,165
	Axis Bank Ltd.	1,204,430	12,714
	Bharti Airtel Ltd (XNSE)	1,212,795	11,872
	Larsen & Toubro Ltd.	364,921	10,580
	Bajaj Finance Ltd.	123,658	9,538
	ICICI Bank Ltd.	828,890	9,351
	Asian Paints Ltd.	240,866	8,572
	ITC Ltd.	1,556,970	8,119
	HCL Technologies Ltd.	568,899	7,438
	Maruti Suzuki India Ltd.	69,336	7,303
	Mahindra & Mahindra Ltd.	482,223	7,255
	Infosys Ltd. ADR	465,159	7,229
	Titan Co. Ltd.	218,642	7,084
	Sun Pharmaceutical Industries Ltd.	570,400	6,900
	Tata Steel Ltd.	4,272,312	5,664
	UltraTech Cement Ltd.	60,394	5,591
	NTPC Ltd.	2,485,178	5,242
	Nestle India Ltd.	18,998	5,061
*	Tata Motors Ltd.	824,364	4,919
	Power Grid Corp. of India Ltd.	1,674,875	4,870
	JSW Steel Ltd.	525,215	4,673
	Grasim Industries Ltd.	200,980	4,238
	Tech Mahindra Ltd.	321,902	4,051
	State Bank of India GDR (Registered)	56,855	4,009
	Hindalco Industries Ltd.	739,368	3,967
	Dr. Reddy's Laboratories Ltd.	63,230	3,813
	Oil & Natural Gas Corp. Ltd.	1,950,978	3,805
	Adani Ports & Special Economic Zone Ltd.	424,524	3,549
	Britannia Industries Ltd.	62,727	3,497
*,2	Avenue Supermarts Ltd.	79,204	3,411
	Adani Enterprises Ltd.	142,221	3,362
[2]	HDFC Life Insurance Co. Ltd.	516,571	3,354
	Bajaj Finserv Ltd.	197,323	3,283
[2]	SBI Life Insurance Co. Ltd.	223,781	3,127
	Coal India Ltd.	1,093,562	3,126
	Cipla Ltd.	269,537	2,999
	Tata Consumer Products Ltd.	318,049	2,976
	Eicher Motors Ltd.	71,035	2,876
	Apollo Hospitals Enterprise Ltd.	51,429	2,847
	State Bank of India	377,668	2,682
		Shares	Market Value• ($000)
	Divi's Laboratories Ltd.	66,805	2,676
	UPL Ltd.	294,478	2,673
[2]	LTIMindtree Ltd.	48,135	2,616
*	Adani Green Energy Ltd.	211,272	2,466
	Pidilite Industries Ltd.	80,319	2,381
	Bharat Petroleum Corp. Ltd.	538,699	2,358
*	Zomato Ltd.	2,928,322	2,342
	SRF Ltd.	73,422	2,288
	Shriram Finance Ltd.	139,290	2,276
	Indian Oil Corp. Ltd.	2,221,559	2,214
	Cholamandalam Investment and Finance Co. Ltd.	205,748	2,199
*	Max Healthcare Institute Ltd.	389,458	2,194
	Tata Power Co. Ltd.	881,255	2,177
	Bharat Electronics Ltd.	1,703,607	2,158
*	Godrej Consumer Products Ltd.	193,867	2,154
	Wipro Ltd. ADR	457,084	2,148
	Vedanta Ltd.	626,035	2,148
	Hero MotoCorp Ltd.	67,390	2,113
	Shree Cement Ltd.	7,037	2,098
	Siemens Ltd.	47,991	2,028
*	Yes Bank Ltd.	10,373,904	1,996
	Dabur India Ltd.	300,773	1,963
	Bajaj Auto Ltd.	35,393	1,921
	Havells India Ltd.	125,747	1,897
	Info Edge India Ltd.	40,013	1,857
	Varun Beverages Ltd.	104,153	1,846
	Ambuja Cements Ltd.	373,489	1,816
	Gail India Ltd.	1,379,017	1,813
	Indian Hotels Co. Ltd. Class A	433,715	1,804
	Hindustan Aeronautics Ltd.	49,911	1,787
	PI Industries Ltd.	42,447	1,760
	DLF Ltd.	332,937	1,741
*	Tata Motors Ltd. Class A	569,345	1,739
	TVS Motor Co. Ltd.	124,204	1,734
	Tube Investments of India Ltd.	53,915	1,711
*	Adani Transmission Ltd.	135,537	1,710
	Adani Total Gas Ltd.	146,708	1,700
[2]	ICICI Lombard General Insurance Co. Ltd.	126,450	1,672
*,2	InterGlobe Aviation Ltd.	66,249	1,641
	Trent Ltd.	97,084	1,627
	Marico Ltd.	265,092	1,612
	Tata Elxsi Ltd.	19,277	1,573
	Page Industries Ltd.	3,066	1,515
	MRF Ltd.	1,373	1,497
*	United Spirits Ltd.	155,851	1,486
*,2	AU Small Finance Bank Ltd.	181,007	1,475
	Federal Bank Ltd.	866,051	1,435
	Persistent Systems Ltd.	24,486	1,426
	Ashok Leyland Ltd.	793,772	1,422
	CG Power & Industrial Solutions Ltd.	373,043	1,413
32

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Cummins India Ltd.	73,100	1,412
	Jindal Steel & Power Ltd.	196,592	1,407
	APL Apollo Tubes Ltd.	96,044	1,407
	SBI Cards & Payment Services Ltd.	147,359	1,395
	Embassy Office Parks REIT	342,426	1,380
*	PB Fintech Ltd.	187,192	1,379
	Bharat Forge Ltd.	140,188	1,377
*	Adani Power Ltd.	495,521	1,367
[2]	Sona Blw Precision Forgings Ltd.	231,444	1,363
	Colgate-Palmolive India Ltd.	69,099	1,349
*	Delhivery Ltd.	284,527	1,306
*	IDFC First Bank Ltd.	1,728,329	1,305
*,2	Bandhan Bank Ltd.	444,748	1,252
	Bank of Baroda	541,040	1,248
	Kotak Mahindra Bank Ltd.	52,257	1,244
	Bajaj Holdings & Investment Ltd.	14,817	1,243
	Indraprastha Gas Ltd.	201,717	1,225
	Aurobindo Pharma Ltd.	161,189	1,218
	Supreme Industries Ltd.	36,441	1,214
	Indian Railway Catering & Tourism Corp. Ltd.	157,989	1,198
	ABB India Ltd.	28,214	1,182
	Power Finance Corp. Ltd.	566,450	1,180
[2]	ICICI Prudential Life Insurance Co. Ltd.	218,545	1,165
	Jubilant Foodworks Ltd.	205,894	1,129
	NIIT Technologies Ltd.	21,904	1,127
	Voltas Ltd.	114,612	1,123
	Bosch Ltd.	4,704	1,117
	Dalmia Bharat Ltd.	45,215	1,106
	Mahindra & Mahindra Financial Services Ltd.	347,070	1,104
	KPIT Technologies Ltd.	97,727	1,101
	Motherson Sumi Systems Ltd.	1,220,187	1,099
	Astral Ltd. (XNSE)	61,669	1,095
	Navin Fluorine International Ltd.	18,229	1,083
	Petronet LNG Ltd.	369,492	1,073
*	FSN E-Commerce Ventures Ltd.	710,892	1,070
	Crompton Greaves Consumer Electricals Ltd.	340,932	1,065
	Lupin Ltd.	119,666	1,040
	Container Corp. of India Ltd.	138,256	1,037
	Balkrishna Industries Ltd.	40,442	1,033
	Zee Entertainment Enterprises Ltd.	424,756	1,025
	Gujarat Fluorochemicals Ltd.	24,328	1,009
	Deepak Nitrite Ltd.	43,286	1,002
*	Max Financial Services Ltd.	126,650	992
	Tata Chemicals Ltd.	84,731	990
		Shares	Market Value• ($000)
	Hindustan Petroleum Corp. Ltd.	318,952	981
	Polycab India Ltd.	24,890	978
	REC Ltd.	602,888	977
	Torrent Pharmaceuticals Ltd.	47,806	968
	Wipro Ltd.	203,506	964
	IIFL Finance Ltd.	163,473	963
	Indus Towers Ltd.	503,595	957
	Mphasis Ltd.	42,632	951
*	ACC Ltd.	43,326	936
	Apollo Tyres Ltd.	215,699	917
	Berger Paints India Ltd.	121,482	909
	Tata Communications Ltd.	56,731	883
	Cadila Healthcare Ltd.	138,637	883
	IDFC Ltd.	783,748	845
[2]	HDFC Asset Management Co. Ltd.	38,975	842
	Aarti Industries Ltd.	122,095	842
	Cyient Ltd.	56,674	820
	Sundram Fasteners Ltd.	61,310	785
*	Fortis Healthcare Ltd.	243,889	779
	Phoenix Mills Ltd.	43,888	778
	KEI Industries Ltd.	33,362	776
[2]	Laurus Labs Ltd.	204,857	772
	Carborundum Universal Ltd.	57,390	758
	Torrent Power Ltd.	111,496	753
	NMDC Ltd. (XNSE)	556,697	741
	LIC Housing Finance Ltd.	172,379	728
	Bharat Heavy Electricals Ltd.	753,850	725
	Muthoot Finance Ltd.	57,911	724
	Canara Bank	182,128	711
	AIA Engineering Ltd.	21,364	711
	Steel Authority of India Ltd.	697,604	709
	United Breweries Ltd.	39,043	708
	Schaeffler India Ltd.	20,763	706
	Gujarat Gas Ltd.	122,589	704
	Atul Ltd.	8,249	694
*	Godrej Properties Ltd.	42,574	688
	Coromandel International Ltd.	59,367	685
*	Star Health & Allied Insurance Co. Ltd.	94,380	684
	Grindwell Norton Ltd.	29,168	679
*	Macrotech Developers Ltd.	58,813	670
	Blue Star Ltd.	36,688	665
	Jindal Stainless Ltd. (XNSE)	189,940	658
	Biocon Ltd.	228,435	651
	Dixon Technologies India Ltd.	18,077	647
	Ramco Cements Ltd.	69,931	631
*	GMR Infrastructure Ltd.	1,118,695	626
	NHPC Ltd.	1,145,792	622
	JSW Energy Ltd.	194,091	621
*	One 97 Communications Ltd.	77,472	621
		Shares	Market Value• ($000)
	Redington India Ltd.	293,081	606
[2]	Syngene International Ltd.	73,071	606
[2]	L&T Technology Services Ltd.	13,028	605
	SKF India Ltd.	11,800	602
	Minda Industries Ltd.	94,012	601
	Oberoi Realty Ltd.	53,475	600
	Elgi Equipments Ltd.	105,083	599
	JK Cement Ltd.	16,263	597
*	PVR Ltd.	32,482	583
	Solar Industries India Ltd.	12,439	583
	Radico Khaitan Ltd.	41,890	578
	Emami Ltd.	125,311	575
	Ipca Laboratories Ltd.	65,974	573
	Honeywell Automation India Ltd.	1,309	571
	Sonata Software Ltd.	54,433	570
	Kajaria Ceramics Ltd.	42,375	568
*	Exide Industries Ltd.	232,558	558
*	Aditya Birla Capital Ltd.	271,958	558
	Linde India Ltd.	11,423	558
	Glenmark Pharmaceuticals Ltd.	79,307	547
*,2	RBL Bank Ltd.	273,031	543
	Motherson Sumi Wiring India Ltd.	812,604	536
	Piramal Enterprises Ltd.	58,918	532
	JB Chemicals & Pharmaceuticals Ltd.	20,397	532
	Bata India Ltd.	29,358	530
*	Aditya Birla Fashion and Retail Ltd.	193,532	528
	Alkem Laboratories Ltd.	12,225	525
	Oracle Financial Services Software Ltd.	11,959	522
	Gujarat State Petronet Ltd.	149,419	522
	Thermax Ltd.	18,593	521
	Oil India Ltd.	166,655	521
	Bharti Airtel Ltd.	103,325	520
	Union Bank of India	550,356	513
	Ratnamani Metals & Tubes Ltd.	19,300	508
	Can Fin Homes Ltd.	65,952	499
	National Aluminium Co. Ltd.	487,109	496
	L&T Finance Holdings Ltd.	432,884	492
	Great Eastern Shipping Co. Ltd.	58,258	484
	KEC International Ltd.	81,741	459
	Manappuram Finance Ltd.	287,238	457
	Timken India Ltd.	12,498	457
	Amara Raja Batteries Ltd.	61,361	452
	City Union Bank Ltd.	259,238	450
	Hindustan Zinc Ltd.	116,426	449
*	Devyani International Ltd.	226,632	449
	Rajesh Exports Ltd.	65,522	448
33

Total World Stock Index Fund
		Shares	Market Value• ($000)
[2]	IndiaMart InterMesh Ltd.	6,802	448
*,2	Equitas Small Finance Bank Ltd.	525,858	445
	Escorts Ltd.	18,253	443
*	Suzlon Energy Ltd.	4,329,403	442
	Brigade Enterprises Ltd.	71,580	440
[2]	Dr Lal PathLabs Ltd.	18,193	436
	Suven Pharmaceuticals Ltd.	74,665	431
	Finolex Cables Ltd.	38,898	427
	EID Parry India Ltd.	68,665	423
[2]	Indian Energy Exchange Ltd.	220,407	423
	Patanjali Foods Ltd.	36,424	421
	Computer Age Management Services Ltd.	16,452	416
	Narayana Hrudayalaya Ltd.	44,644	416
*	EIH Ltd.	178,526	413
	Bank of India	400,010	412
	Punjab National Bank	638,940	410
	Central Depository Services India Ltd.	33,206	410
	IRB Infrastructure Developers Ltd.	1,202,670	404
*	Westlife Foodworld Ltd.	42,368	396
	Indian Bank	99,954	396
	Natco Pharma Ltd.	56,024	394
*,2	Aster DM Healthcare Ltd.	130,234	394
[2]	Indian Railway Finance Corp. Ltd.	995,337	387
*	Adani Wilmar Ltd.	75,452	382
	Castrol India Ltd.	256,622	377
	Raymond Ltd.	19,219	376
	VIP Industries Ltd.	51,550	375
	Bayer CropScience Ltd.	7,372	374
	Magma Fincorp Ltd.	93,729	372
	Lakshmi Machine Works Ltd.	2,833	371
*	Aavas Financiers Ltd.	21,790	370
	Mahanagar Gas Ltd.	29,783	368
	Relaxo Footwears Ltd.	34,486	356
	360 One Wam Ltd.	69,072	355
	Granules India Ltd.	95,895	353
	CRISIL Ltd.	7,981	352
	NCC Ltd.	239,084	352
	GlaxoSmithKline Pharmaceuticals Ltd.	22,920	348
	Pfizer Ltd.	7,572	348
	Vinati Organics Ltd.	14,035	340
	Aegis Logistics Ltd.	70,516	339
	Gujarat Pipavav Port Ltd.	241,727	338
[2]	Brookfield India Real Estate Trust	99,994	337
	Sanofi India Ltd.	4,933	336
	Prestige Estates Projects Ltd.	55,794	336
*	Jaiprakash Power Ventures Ltd.	4,685,513	336
	CESC Ltd.	394,390	331
	3M India Ltd.	1,196	330
	India Cements Ltd.	143,258	326
		Shares	Market Value• ($000)
*	Vodafone Idea Ltd.	3,807,445	324
	Angel One Ltd.	21,408	324
	HFCL Ltd.	405,722	323
	Century Textiles & Industries Ltd.	38,230	319
	Ceat Ltd.	16,571	316
*,2	Lemon Tree Hotels Ltd.	291,511	315
*	CreditAccess Grameen Ltd.	26,249	310
	JK Lakshmi Cement Ltd.	32,258	310
	Cholamandalam Financial Holdings Ltd.	41,281	306
	Sun TV Network Ltd.	57,602	305
	Akzo Nobel India Ltd.	10,690	304
*	Medplus Health Services Ltd.	33,464	303
	Asahi India Glass Ltd.	51,501	302
	Edelweiss Financial Services Ltd.	370,357	299
*	Godrej Industries Ltd.	54,281	299
[2]	Mindspace Business Parks REIT	75,400	293
	UTI Asset Management Co. Ltd.	36,255	293
	Kansai Nerolac Paints Ltd.	62,764	292
	Kalpataru Power Transmission Ltd.	44,183	292
	Sumitomo Chemical India Ltd.	58,716	290
	EPL Ltd.	133,127	285
*	Affle India Ltd.	24,865	284
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	39,441	284
*	Reliance Infrastructure Ltd.	143,985	279
	KPR Mill Ltd.	37,918	279
	Engineers India Ltd.	271,348	275
	Mahindra CIE Automotive Ltd.	56,317	275
	Rain Industries Ltd.	136,140	271
	Craftsman Automation Ltd.	7,135	271
	DCM Shriram Ltd.	26,845	269
	Aptus Value Housing Finance India Ltd.	90,788	267
	Vedant Fashions Ltd.	16,854	263
*,2	Tejas Networks Ltd.	32,448	262
	Finolex Industries Ltd.	125,114	257
	Happiest Minds Technologies Ltd.	25,214	255
	Chambal Fertilizers and Chemicals Ltd.	71,796	252
	V-Guard Industries Ltd.	80,619	252
	Hatsun Agro Product Ltd.	23,950	249
*	Indiabulls Housing Finance Ltd.	186,383	246
	Bajaj Electricals Ltd.	18,062	243
	CCL Products India Ltd.	32,979	243
*	Kalyan Jewellers India Ltd.	188,601	238
	Balrampur Chini Mills Ltd.	46,302	236
	Bharat Dynamics Ltd.	19,141	236
		Shares	Market Value• ($000)
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	32,049	236
[2]	Endurance Technologies Ltd.	14,247	234
	Bombay Burmah Trading Co.	18,422	234
*	Indiabulls Real Estate Ltd.	261,087	233
	Gujarat State Fertilizers & Chemicals Ltd.	119,346	233
	Ajanta Pharma Ltd.	14,443	232
	Praj Industries Ltd.	52,825	230
	Triveni Turbine Ltd.	51,236	230
	Zydus Wellness Ltd.	12,043	229
[2]	ICICI Securities Ltd.	40,951	222
[2]	Nippon Life India Asset Management Ltd.	75,895	221
*	Amber Enterprises India Ltd.	9,641	221
*	Shree Renuka Sugars Ltd.	381,665	220
	Trident Ltd.	564,587	216
	NBCC India Ltd.	437,665	211
	Birlasoft Ltd.	62,955	211
	Tanla Platforms Ltd.	25,141	209
	Blue Dart Express Ltd.	2,868	209
	Intellect Design Arena Ltd.	38,054	208
	Hitachi Energy India Ltd.	5,131	208
	Poly Medicure Ltd.	17,306	207
	BSE Ltd.	31,761	204
	Karur Vysya Bank Ltd.	167,704	202
	GHCL Ltd.	33,982	202
	Multi Commodity Exchange of India Ltd.	11,736	201
	NOCIL Ltd.	76,124	199
	Fine Organic Industries Ltd.	3,619	196
*	Strides Pharma Science Ltd.	46,763	195
*	Vardhman Textiles Ltd.	50,065	195
*,2	Krishna Institute of Medical Sciences Ltd.	10,514	194
*	Nuvoco Vistas Corp. Ltd.	47,490	192
	KRBL Ltd.	38,028	185
*	IDBI Bank Ltd.	271,860	182
	Welspun India Ltd.	168,228	181
	Firstsource Solutions Ltd.	125,955	181
*	Campus Activewear Ltd.	41,160	180
	Mahindra Lifespace Developers Ltd.	39,289	179
	Route Mobile Ltd.	11,442	178
	Century Plyboards India Ltd.	27,829	178
	Whirlpool of India Ltd.	10,912	177
*	NIIT Ltd.	40,043	177
[2]	IRB InvIT Fund	204,327	176
	Cera Sanitaryware Ltd.	2,304	176
	Jubilant Ingrevia Ltd.	33,633	174
34

Total World Stock Index Fund
		Shares	Market Value• ($000)
[2]	General Insurance Corp. of India	92,423	174
	GMM Pfaudler Ltd.	9,585	174
	Procter & Gamble Health Ltd.	3,042	173
	Rallis India Ltd.	74,494	173
	Mastek Ltd.	8,185	173
*	Tata Teleservices Maharashtra Ltd.	230,716	173
*	Chemplast Sanmar Ltd.	32,661	172
	Clean Science & Technology Ltd.	9,645	171
	Jubilant Pharmova Ltd. Class A (XNSE)	44,430	170
	Zensar Technologies Ltd.	49,368	169
*	South Indian Bank Ltd.	829,833	168
	KNR Constructions Ltd.	57,023	168
	PNC Infratech Ltd.	48,109	167
	Balaji Amines Ltd.	6,454	166
	Alkyl Amines Chemicals Ltd.	5,678	164
[2]	Metropolis Healthcare Ltd.	10,629	163
	JK Paper Ltd.	35,100	163
	Care Ratings Ltd.	20,479	160
*,2	PNB Housing Finance Ltd. (XNSE)	28,982	159
*	Reliance Power Ltd.	1,053,346	158
*	Sheela Foam Ltd.	12,142	155
	Galaxy Surfactants Ltd.	4,894	149
	Orient Electric Ltd.	53,418	146
	Sobha Ltd.	25,879	146
	eClerx Services Ltd.	8,740	145
	Saregama India Ltd.	35,469	144
	V-Mart Retail Ltd.	5,403	143
	Garware Technical Fibres Ltd.	4,018	143
	Welspun Corp. Ltd.	51,311	142
	Sterlite Technologies Ltd.	70,464	139
*	Restaurant Brands Asia Ltd.	109,984	138
	BASF India Ltd.	4,679	136
	Birla Corp. Ltd.	12,063	136
[2]	Godrej Agrovet Ltd.	25,053	134
	Gateway Rail Freight Ltd.	168,614	132
*	Borosil Renewables Ltd.	20,853	131
	TTK Prestige Ltd.	14,490	130
	Avanti Feeds Ltd.	29,194	129
	Alembic Pharmaceuticals Ltd.	18,294	125
[2]	New India Assurance Co. Ltd.	94,543	123
	Jindal Saw Ltd.	61,019	122
	Motilal Oswal Financial Services Ltd.	15,992	121
[2]	Quess Corp. Ltd.	26,211	117
	Allcargo Logistics Ltd.	34,634	116
*	Infibeam Avenues Ltd. (XNSE)	678,952	114
	PTC India Ltd.	96,216	112
		Shares	Market Value• ($000)
	JM Financial Ltd.	148,001	110
	AstraZeneca Pharma India Ltd.	2,814	110
	Polyplex Corp. Ltd.	6,575	110
	Rhi Magnesita India Ltd.	13,929	110
*	TeamLease Services Ltd.	4,127	108
*	Sapphire Foods India Ltd.	7,299	107
*	IFCI Ltd.	736,143	103
	Graphite India Ltd.	28,273	103
	Karnataka Bank Ltd.	60,817	100
	Vaibhav Global Ltd.	25,010	97
	Bajaj Consumer Care Ltd.	47,271	92
	Symphony Ltd.	7,065	85
*	PNB Housing Finance Ltd.	15,564	85
*	Hindustan Construction Co. Ltd.	413,160	82
	HEG Ltd.	5,902	81
	DCB Bank Ltd.	60,028	78
*	Mangalore Refinery & Petrochemicals Ltd.	97,251	77
*	Sun Pharma Advanced Research Co. Ltd.	32,065	77
	Kaveri Seed Co. Ltd.	11,057	72
*	Alok Industries Ltd.	457,474	71
*	TV18 Broadcast Ltd.	188,630	70
*	Dhani Services Ltd.	139,298	66
*	Just Dial Ltd.	7,189	60
	Brightcom Group Ltd.	506,458	58
	Vakrangee Ltd.	236,119	49
*	Wockhardt Ltd.	20,742	43
*	Allcargo Terminals Ltd.	34,634	36
[2]	Dilip Buildcon Ltd.	13,777	31
*,3	Ghcl Textiles Ltd.	33,982	6
*	TransIndia Realty & Logistics Parks Ltd.	34,634	—
			616,159
Indonesia (0.2%)
	Bank Central Asia Tbk PT	29,305,620	18,136
	Bank Rakyat Indonesia Persero Tbk PT	37,012,442	12,898
	Bank Mandiri Persero Tbk PT	23,425,864	8,281
	Telkom Indonesia Persero Tbk PT	24,488,740	7,093
	Astra International Tbk PT	10,555,830	4,869
*	GoTo Gojek Tokopedia Tbk PT	374,314,200	2,673
	Bank Negara Indonesia Persero Tbk PT	3,979,930	2,565
*	Merdeka Copper Gold Tbk PT	8,848,900	2,387
	Sumber Alfaria Trijaya Tbk PT	10,258,200	2,028
	United Tractors Tbk PT	853,760	1,685
	Kalbe Farma Tbk PT	9,858,400	1,427
	Adaro Energy Tbk PT	6,340,400	1,357
		Shares	Market Value• ($000)
	Charoen Pokphand Indonesia Tbk PT	3,757,600	1,176
	Indofood Sukses Makmur Tbk PT	2,164,100	953
	Unilever Indonesia Tbk PT	3,116,800	936
	Indofood CBP Sukses Makmur Tbk PT	1,153,700	833
	Sarana Menara Nusantara Tbk PT	10,600,800	742
	Aneka Tambang Tbk	4,856,300	699
	Barito Pacific Tbk PT	12,235,032	698
	Indah Kiat Pulp & Paper Corp. Tbk PT	1,306,100	694
	Elang Mahkota Teknologi Tbk PT	14,286,300	690
*	Semen Indonesia Persero Tbk PT	1,640,294	667
	Indocement Tunggal Prakarsa Tbk PT	871,700	646
	Mitra Keluarga Karyasehat Tbk PT	2,952,700	582
	Bukit Asam Tbk PT	1,937,900	548
	Dayamitra Telekomunikasi PT	11,275,900	539
	Perusahaan Gas Negara Persero Tbk PT	5,370,300	525
*	Vale Indonesia Tbk PT	1,071,800	512
	Ciputra Development Tbk PT	7,473,430	507
	Indo Tambangraya Megah Tbk PT	221,200	503
	Medikaloka Hermina Tbk PT	5,049,000	487
	Pakuwon Jati Tbk PT	14,553,500	483
	AKR Corporindo Tbk PT	4,222,200	467
	Gudang Garam Tbk PT	237,600	461
	Tower Bersama Infrastructure Tbk PT	3,181,155	447
	Avia Avian Tbk PT	9,290,900	380
	BFI Finance Indonesia Tbk PT	4,032,300	379
*	Mitra Adiperkasa Tbk PT	3,978,800	372
	Summarecon Agung Tbk PT	9,512,866	364
	Medco Energi Internasional Tbk PT	4,933,581	342
	Pabrik Kertas Tjiwi Kimia Tbk PT	735,400	340
	Hanjaya Mandala Sampoerna Tbk PT	4,323,200	300
	Mayora Indah Tbk PT	1,663,000	295
	Indosat Tbk PT	605,900	290
	XL Axiata Tbk PT	2,360,946	283
	Bank BTPN Syariah Tbk PT	1,919,700	280
	Matahari Department Store Tbk PT	1,013,000	280
*	Bumi Serpong Damai Tbk PT	3,763,400	274
	Japfa Comfeed Indonesia Tbk PT	3,336,200	237
	Surya Esa Perkasa Tbk PT	4,592,500	219
35

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	MNC Digital Entertainment Tbk PT	778,100	214
*	Jasa Marga Persero Tbk PT	928,317	208
*	Smartfren Telecom Tbk PT	51,136,100	206
*	Bank Neo Commerce Tbk PT	4,158,400	172
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	3,103,700	167
	LEG Immobilien SE	1,378,981	163
	Bank Pan Indonesia Tbk PT	2,092,200	158
	Bank Tabungan Negara Persero Tbk PT	1,709,180	145
*	Waskita Karya Persero Tbk PT	9,251,808	145
	Panin Financial Tbk PT	7,071,800	138
	Surya Citra Media Tbk PT	11,298,100	127
*	Lippo Karawaci Tbk PT	19,524,292	124
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,217,790	104
	Astra Agro Lestari Tbk PT	170,855	90
	Timah Tbk PT	1,216,300	84
	Ace Hardware Indonesia Tbk PT	2,595,300	80
*	Bank Bukopin Tbk PT (XIDX)	10,816,700	76
*	Alam Sutera Realty Tbk PT	6,013,500	73
*	Media Nusantara Citra Tbk PT	1,784,200	72
*	Adhi Karya Persero Tbk PT	1,847,453	55
*	Bank Rakyat Indonesia Agroniaga Tbk PT	1,853,845	54
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	725,400	50
	Ramayana Lestari Sentosa Tbk PT	1,190,900	50
*	Wijaya Karya Persero Tbk PT	1,149,145	48
	Bank Danamon Indonesia Tbk PT	189,500	37
*	Krakatau Steel Persero Tbk PT	1,444,300	28
*	PP Persero Tbk PT	528,300	24
*	Global Mediacom Tbk PT	1,211,000	23
*,3	Trada Alam Minera Tbk PT	10,114,628	—
			87,744
Ireland (0.1%)
	Kerry Group plc Class A	81,780	8,614
	Bank of Ireland Group plc	561,609	5,809
	Kingspan Group plc	81,116	5,621
	AIB Group plc	603,699	2,596
	Glanbia plc (XDUB)	95,241	1,444
*	Dalata Hotel Group plc	101,203	509
		Shares	Market Value• ($000)
*,3	Irish Bank Resolution Corp.	14,385	—
			24,593
Israel (0.2%)
*	Nice Ltd.	33,557	6,879
	Bank Leumi Le-Israel BM	799,955	6,341
	Bank Hapoalim BM	705,754	6,080
*	Teva Pharmaceutical Industries Ltd.	521,500	4,570
	Israel Discount Bank Ltd. Class A	648,087	3,221
*	Tower Semiconductor Ltd.	58,576	2,583
	ICL Group Ltd.	382,426	2,375
	Elbit Systems Ltd.	12,772	2,364
	Mizrahi Tefahot Bank Ltd.	71,611	2,348
	Bezeq The Israeli Telecommunication Corp. Ltd.	1,122,558	1,528
*	Nova Ltd.	14,348	1,334
	Azrieli Group Ltd.	19,336	1,128
	First International Bank of Israel Ltd.	26,836	975
	Mivne Real Estate KD Ltd.	339,594	951
*	Enlight Renewable Energy Ltd.	52,282	866
*	Perion Network Ltd.	20,814	750
	Melisron Ltd.	11,003	736
	Sapiens International Corp. NV	33,677	683
*	Shufersal Ltd.	128,924	657
	Matrix IT Ltd.	36,322	653
	Phoenix Holdings Ltd.	59,575	639
*	Big Shopping Centers Ltd.	6,898	588
	Harel Insurance Investments & Financial Services Ltd.	57,896	520
	Israel Corp. Ltd.	1,723	505
*	Delek Group Ltd.	4,481	488
*	Airport City Ltd.	37,952	486
*	Clal Insurance Enterprises Holdings Ltd.	30,748	473
*	Paz Oil Co. Ltd.	4,895	461
	REIT 1 Ltd.	101,213	434
	Alony Hetz Properties & Investments Ltd.	54,815	433
	Amot Investments Ltd.	78,869	418
*	Strauss Group Ltd.	18,651	416
	Shapir Engineering and Industry Ltd.	55,560	397
	Electra Ltd.	897	385
	Isracard Ltd.	92,515	377
*	Partner Communications Co. Ltd.	72,295	352
	FIBI Holdings Ltd.	9,088	339
*	OPC Energy Ltd.	47,279	337
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	5,728	327
	Formula Systems 1985 Ltd.	5,155	326
		Shares	Market Value• ($000)
	Fox Wizel Ltd.	3,843	323
	Ashtrom Group Ltd.	20,230	319
*	Equital Ltd.	12,512	318
*	Fattal Holdings 1998 Ltd.	3,383	304
	Hilan Ltd.	6,811	302
*	Camtek Ltd.	11,381	295
*	Shikun & Binui Ltd.	114,381	246
	Energix-Renewable Energies Ltd.	82,368	245
	Sella Capital Real Estate Ltd.	112,637	233
	Maytronics Ltd.	22,147	233
	Summit Real Estate Holdings Ltd.	20,728	230
	Delta Galil Ltd.	5,243	222
	Menora Mivtachim Holdings Ltd.	9,950	209
	One Software Technologies Ltd.	19,326	207
	Oil Refineries Ltd.	737,263	205
	Kenon Holdings Ltd.	6,499	173
	Delek Automotive Systems Ltd.	20,634	167
	Mega Or Holdings Ltd.	8,209	162
	Elco Ltd.	4,366	152
*	Migdal Insurance & Financial Holdings Ltd.	122,731	132
	Danel Adir Yeoshua Ltd.	1,767	129
*	Kamada Ltd.	26,523	121
*	Cellcom Israel Ltd.	32,887	118
	Israel Canada T.R Ltd.	61,969	115
	Gav-Yam Lands Corp. Ltd.	13,562	98
	G City Ltd.	29,496	93
	AudioCodes Ltd.	9,082	91
*	AFI Properties Ltd.	3,182	85
	IDI Insurance Co. Ltd.	2,463	64
*	Gilat Satellite Networks Ltd.	10,809	50
	Naphtha Israel Petroleum Corp. Ltd.	9,312	40
*	Allot Ltd.	12,665	34
			61,438
Italy (0.7%)
	Enel SpA	4,101,835	28,024
	Intesa Sanpaolo SpA	8,554,161	22,492
	UniCredit SpA	989,930	19,616
	Stellantis NV	1,102,066	18,279
	Ferrari NV	64,443	17,957
	Eni SpA	1,169,538	17,669
	Assicurazioni Generali SpA Class A	714,828	14,889
	Moncler SpA	107,692	7,989
	CNH Industrial NV	524,931	7,387
	Snam SpA	1,184,716	6,584
	Terna - Rete Elettrica Nazionale	746,003	6,457
	Prysmian SpA	139,681	5,717
	FinecoBank Banca Fineco SpA	322,577	4,890
	Mediobanca Banca di Credito Finanziario SpA	322,939	3,468
	Davide Campari-Milano NV	260,984	3,363
36

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Banco BPM SpA	702,156	2,855
	Leonardo SpA	218,171	2,600
	Amplifon SpA	70,497	2,588
[2]	Infrastrutture Wireless Italiane SpA	184,051	2,555
*,2	Nexi SpA	294,414	2,441
[2]	Poste Italiane SpA	231,717	2,411
	Recordati Industria Chimica e Farmaceutica SpA	51,004	2,348
	Interpump Group SpA	41,797	2,333
	Tenaris SA	155,512	2,225
*,1	Telecom Italia SpA (MTAA)	6,279,446	1,847
	BPER Banca	584,053	1,640
	Italgas SpA	246,591	1,610
	Brunello Cucinelli SpA	16,753	1,604
	A2A SpA	847,275	1,495
[2]	Pirelli & C SpA	275,708	1,444
	Reply SpA	11,817	1,377
	Hera SpA	429,690	1,338
	Tenaris SA ADR	45,891	1,318
	DiaSorin SpA	12,064	1,310
	Unipol Gruppo SpA	221,791	1,247
	Banca Mediolanum SpA	137,953	1,247
	Azimut Holding SpA	52,787	1,179
	Buzzi Unicem SpA	44,809	1,114
	Brembo SpA	75,651	1,112
	Banca Generali SpA	31,446	1,044
[2]	BFF Bank SpA	107,276	1,032
	ERG SpA	32,477	981
*	Iveco Group NV	103,760	934
	Iren SpA	407,360	880
	Banca Popolare di Sondrio SpA	193,474	879
*	Saipem SpA	550,787	843
	De' Longhi SpA	34,490	801
	Salvatore Ferragamo SpA	42,352	745
[2]	Enav SpA	156,225	734
*	Telecom Italia SpA	2,481,528	717
	SOL SpA	23,304	673
*	Autogrill SpA	86,496	634
	Sesa SpA	4,771	585
[2]	Technogym SpA	63,727	581
	UnipolSai Assicurazioni SpA	206,879	557
[2]	Carel Industries SpA	21,189	556
*	Banca Monte dei Paschi di Siena SpA	230,350	531
	Piaggio & C SpA	116,725	480
	Tamburi Investment Partners SpA	48,617	464
[2]	Anima Holding SpA	108,107	449
	Sanlorenzo SpA Class B	9,428	423
[2]	RAI Way SpA	60,677	389
	Maire Tecnimont SpA	87,046	374
[1]	Danieli & C Officine Meccaniche SpA (MTAA)	14,064	366
*	Saras SpA	277,226	358
	ACEA SpA	22,675	333
	El.En. SpA	23,497	303
[1]	Webuild SpA (MTAA)	139,245	299
	Danieli & C Officine Meccaniche SpA	13,477	276
		Shares	Market Value• ($000)
	Gruppo MutuiOnline SpA	8,773	274
*,2	GVS SpA	37,723	257
	Zignago Vetro SpA	13,478	250
	Credito Emiliano SpA	32,496	249
	Banca IFIS SpA	13,418	225
*	Fincantieri SpA	363,537	221
	MARR SpA	13,886	218
	Immobiliare Grande Distribuzione SIIQ SpA	63,816	209
*	Tod's SpA	4,506	190
	Salcef Group SpA	7,596	177
*,1	Juventus Football Club SpA	545,574	174
	Cementir Holding NV	19,613	165
	Arnoldo Mondadori Editore SpA	74,965	164
[2]	doValue SpA	22,034	155
	Tinexta SpA	7,571	154
	MFE-MediaForEurope NV Class A	292,646	138
	Italmobiliare SpA	4,572	129
	Alerion Cleanpower SpA	3,159	102
	Biesse SpA	6,496	99
	MFE-MediaForEurope NV Class B	104,006	77
	Datalogic SpA	8,753	73
	Rizzoli Corriere Della Sera Mediagroup SpA	37,870	33
*,1	Webuild SpA Rights Exp. 2/8/30	12,600	11
			249,984
Japan (6.1%)
	Toyota Motor Corp.	6,335,940	86,993
	Sony Group Corp.	653,800	59,152
	Keyence Corp.	103,232	46,553
	Mitsubishi UFJ Financial Group Inc.	6,137,260	38,416
	Daiichi Sankyo Co. Ltd.	992,900	34,071
	Shin-Etsu Chemical Co. Ltd.	1,025,180	29,254
	Sumitomo Mitsui Financial Group Inc.	677,348	27,686
	Tokyo Electron Ltd.	235,300	26,943
	Hitachi Ltd.	482,052	26,665
	Takeda Pharmaceutical Co. Ltd.	800,139	26,532
	KDDI Corp.	846,800	26,436
	Daikin Industries Ltd.	140,163	25,458
	Mitsui & Co. Ltd.	791,300	24,703
	ITOCHU Corp.	706,928	23,452
	Nintendo Co. Ltd.	554,560	23,445
	Honda Motor Co. Ltd.	881,841	23,389
	Mitsubishi Corp.	620,700	23,013
	Recruit Holdings Co. Ltd.	714,927	20,056
	Tokio Marine Holdings Inc.	983,356	19,772
	Mizuho Financial Group Inc.	1,340,710	19,435
	Fast Retailing Co. Ltd.	81,600	19,323
		Shares	Market Value• ($000)
	SoftBank Group Corp.	515,040	19,315
	Hoya Corp.	182,951	19,183
	Nippon Telegraph & Telephone Corp.	609,800	18,607
	Seven & i Holdings Co. Ltd.	406,600	18,426
	Oriental Land Co. Ltd.	493,500	17,465
	FANUC Corp.	507,655	17,144
	Murata Manufacturing Co. Ltd.	299,074	16,968
	Softbank Corp.	1,452,833	16,357
	SMC Corp.	29,900	14,912
	Astellas Pharma Inc.	965,100	14,539
	Denso Corp.	232,500	14,035
	Japan Tobacco Inc.	626,782	13,486
	Fujitsu Ltd.	96,240	12,827
	Mitsubishi Electric Corp.	1,027,540	12,740
	Nidec Corp.	246,496	12,197
	Canon Inc.	511,200	12,175
	Komatsu Ltd.	483,950	12,036
	Bridgestone Corp.	298,504	11,987
	Central Japan Railway Co.	95,719	11,850
	Olympus Corp.	657,700	11,514
	Marubeni Corp.	809,028	11,483
	East Japan Railway Co.	191,605	10,964
	Sumitomo Corp.	593,200	10,632
	ORIX Corp.	621,660	10,576
	Panasonic Holdings Corp.	1,121,559	10,564
	Terumo Corp.	345,428	10,344
	Shiseido Co. Ltd.	204,800	10,266
	Asahi Group Holdings Ltd.	256,852	9,923
	Kao Corp.	244,748	9,890
	FUJIFILM Holdings Corp.	187,500	9,772
	Mitsui Fudosan Co. Ltd.	480,200	9,538
	Dai-ichi Life Holdings Inc.	510,900	9,503
	Nippon Steel Corp.	433,458	9,258
	Japan Post Holdings Co. Ltd.	1,114,452	9,174
	Ajinomoto Co. Inc.	249,300	8,966
	Chugai Pharmaceutical Co. Ltd.	342,800	8,846
	Kubota Corp.	572,200	8,671
	Daiwa House Industry Co. Ltd.	336,000	8,564
	Kyocera Corp.	161,500	8,477
*	Renesas Electronics Corp.	645,823	8,417
	Suzuki Motor Corp.	236,771	8,256
	Unicharm Corp.	204,000	8,235
	Eisai Co. Ltd.	138,500	7,992
	MS&AD Insurance Group Holdings Inc.	237,356	7,791
	Advantest Corp.	97,889	7,629
	Aeon Co. Ltd.	374,000	7,623
	Otsuka Holdings Co. Ltd.	222,400	7,566
	Mitsubishi Estate Co. Ltd.	595,291	7,337
	Toshiba Corp.	222,300	7,162
37

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Bandai Namco Holdings Inc.	304,800	6,924
	Sumitomo Mitsui Trust Holdings Inc.	190,546	6,869
	Sompo Holdings Inc.	163,375	6,818
	TDK Corp.	189,860	6,527
	Secom Co. Ltd.	101,787	6,518
	Kirin Holdings Co. Ltd.	396,600	6,443
	Sysmex Corp.	100,134	6,441
	Japan Post Bank Co. Ltd.	786,336	6,279
	Shimano Inc.	40,400	6,248
	Shionogi & Co. Ltd.	139,100	6,227
[1]	Nippon Yusen KK	257,500	6,087
	Sekisui House Ltd.	292,100	6,005
	Kikkoman Corp.	96,450	5,713
	Omron Corp.	97,000	5,690
	Resona Holdings Inc.	1,138,389	5,674
	Mitsubishi Heavy Industries Ltd.	149,587	5,672
	Nomura Research Institute Ltd.	224,669	5,653
	Yaskawa Electric Corp.	136,463	5,558
	Nomura Holdings Inc.	1,547,000	5,546
	Inpex Corp.	503,400	5,509
	Lasertec Corp.	39,900	5,428
	M3 Inc.	220,538	5,413
	Obic Co. Ltd.	34,900	5,377
	NEC Corp.	138,600	5,330
	West Japan Railway Co.	122,532	5,311
	ENEOS Holdings Inc.	1,482,807	5,275
	Subaru Corp.	317,300	5,179
	Yakult Honsha Co. Ltd.	68,588	5,159
	Nitori Holdings Co. Ltd.	40,000	5,093
	Sumitomo Electric Industries Ltd.	396,700	5,063
	Nitto Denko Corp.	77,600	5,017
	Disco Corp.	43,800	4,987
	Toyota Industries Corp.	84,500	4,911
	Toyota Tsusho Corp.	117,700	4,892
	Sumitomo Realty & Development Co. Ltd.	209,346	4,888
	Nippon Paint Holdings Co. Ltd.	537,953	4,854
	Nexon Co. Ltd.	210,624	4,758
	Sumitomo Metal Mining Co. Ltd.	125,600	4,636
	Asahi Kasei Corp.	656,100	4,634
	Japan Exchange Group Inc.	280,700	4,558
	Toray Industries Inc.	804,300	4,558
	Tokyo Gas Co. Ltd.	221,300	4,533
	Tokyu Corp.	318,200	4,492
	NTT Data Corp.	329,600	4,477
	Ono Pharmaceutical Co. Ltd.	221,900	4,468
	Shimadzu Corp.	140,400	4,391
[1]	Mitsui OSK Lines Ltd.	174,717	4,331
	Kansai Electric Power Co. Inc.	380,200	4,104
	Yamaha Motor Co. Ltd.	158,200	4,102
		Shares	Market Value• ($000)
	Chubu Electric Power Co. Inc.	365,070	4,071
	MINEBEA MITSUMI Inc.	219,484	4,065
	Mitsubishi Chemical Group Corp.	681,884	4,000
	Dentsu Group Inc.	109,949	3,962
	Dai Nippon Printing Co. Ltd.	136,200	3,915
	Pan Pacific International Holdings Corp.	208,700	3,900
	MISUMI Group Inc.	150,900	3,807
	Nissan Motor Co. Ltd.	1,023,501	3,732
	Z Holdings Corp.	1,355,000	3,712
	Makita Corp.	129,200	3,645
	AGC Inc.	97,200	3,624
	Hankyu Hanshin Holdings Inc.	115,700	3,612
	Capcom Co. Ltd.	94,900	3,566
	Daiwa Securities Group Inc.	766,700	3,561
	Hamamatsu Photonics KK	66,700	3,536
	MatsukiyoCocokara & Co.	65,980	3,533
	Osaka Gas Co. Ltd.	209,400	3,464
	Nissin Foods Holdings Co. Ltd.	35,500	3,423
	Nippon Building Fund Inc.	811	3,401
	TIS Inc.	120,400	3,306
	MEIJI Holdings Co. Ltd.	135,068	3,259
	T&D Holdings Inc.	265,700	3,254
	Taisei Corp.	95,299	3,241
	Rohm Co. Ltd.	42,800	3,222
	SG Holdings Co. Ltd.	222,900	3,207
	Daito Trust Construction Co. Ltd.	33,752	3,199
	JFE Holdings Inc.	268,500	3,176
	Yamaha Corp.	80,600	3,176
	Kintetsu Group Holdings Co. Ltd.	94,000	3,173
	Isuzu Motors Ltd.	261,220	3,085
	Kajima Corp.	233,100	3,084
	TOPPAN Inc.	143,700	3,055
*	Tokyo Electric Power Co. Holdings Inc.	851,900	3,054
	Nissan Chemical Corp.	68,500	3,044
	Nippon Prologis REIT Inc.	1,335	3,041
	Obayashi Corp.	361,800	3,016
	Yamato Holdings Co. Ltd.	175,000	3,006
	Trend Micro Inc.	60,900	2,976
	Kyowa Kirin Co. Ltd.	132,900	2,957
	Daifuku Co. Ltd.	151,500	2,791
	Tobu Railway Co. Ltd.	108,800	2,777
	Kawasaki Kisen Kaisha Ltd.	115,997	2,764
	Mazda Motor Corp.	304,800	2,758
	Nomura Real Estate Master Fund Inc.	2,349	2,749
	Sumitomo Chemical Co. Ltd.	810,192	2,738
	Aisin Corp.	91,900	2,697
	Japan Real Estate Investment Corp.	680	2,694
	TOTO Ltd.	78,100	2,671
	Shares	Market Value• ($000)
Idemitsu Kosan Co. Ltd.	125,214	2,666
GLP J-REIT	2,328	2,660
Fuji Electric Co. Ltd.	65,577	2,647
Japan Metropolitan Fund Investment	3,599	2,635
Keisei Electric Railway Co. Ltd.	74,300	2,622
Sojitz Corp.	124,359	2,619
Sekisui Chemical Co. Ltd.	178,100	2,535
BayCurrent Consulting Inc.	72,870	2,533
Asics Corp.	89,600	2,504
Suntory Beverage & Food Ltd.	66,100	2,488
Ricoh Co. Ltd.	299,800	2,482
SBI Holdings Inc.	126,540	2,471
Konami Group Corp.	49,700	2,445
Daiwa House REIT Investment Corp.	1,142	2,430
SUMCO Corp.	176,026	2,424
Koito Manufacturing Co. Ltd.	124,500	2,408
Kurita Water Industries Ltd.	57,400	2,406
Ibiden Co. Ltd.	60,200	2,369
Hirose Electric Co. Ltd.	17,121	2,311
Toho Co. Ltd.	57,600	2,288
Mitsui Chemicals Inc.	90,100	2,280
Keio Corp.	61,300	2,277
Odakyu Electric Railway Co. Ltd.	161,000	2,249
Concordia Financial Group Ltd.	589,879	2,238
JSR Corp.	96,000	2,228
Rakuten Group Inc.	444,200	2,216
Lixil Corp.	140,400	2,210
Rohto Pharmaceutical Co. Ltd.	105,200	2,183
NIPPON EXPRESS HOLDINGS Inc.	37,200	2,183
Kobe Bussan Co. Ltd.	75,300	2,106
Toyo Suisan Kaisha Ltd.	47,100	2,103
Square Enix Holdings Co. Ltd.	42,500	2,091
Ebara Corp.	47,700	2,087
Niterra Co. Ltd.	99,300	2,081
Seiko Epson Corp.	136,000	2,080
Hoshizaki Corp.	59,064	2,080
Tosoh Corp.	154,790	2,068
Yokogawa Electric Corp.	126,700	2,058
Chiba Bank Ltd.	312,700	2,042
Isetan Mitsukoshi Holdings Ltd.	182,400	2,014
Otsuka Corp.	55,000	2,002
CyberAgent Inc.	225,468	1,968
Taiyo Yuden Co. Ltd.	64,200	1,966
Persol Holdings Co. Ltd.	94,600	1,951
MonotaRO Co. Ltd.	127,944	1,936
Bank of Kyoto Ltd.	38,700	1,904
Shizuoka Financial Group Inc.	251,100	1,893
Kobayashi Pharmaceutical Co. Ltd.	30,300	1,891
Oji Holdings Corp.	480,900	1,890
38

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Brother Industries Ltd.	120,200	1,888
*	McDonald's Holdings Co. Japan Ltd.	45,200	1,883
	USS Co. Ltd.	111,900	1,880
	Hulic Co. Ltd.	217,271	1,871
	Azbil Corp.	66,000	1,846
	Kose Corp.	15,700	1,832
	Asahi Intecc Co. Ltd.	101,200	1,831
	Kyushu Railway Co.	79,524	1,806
*	ANA Holdings Inc.	82,230	1,794
	Stanley Electric Co. Ltd.	79,100	1,784
	United Urban Investment Corp.	1,604	1,781
	NGK Insulators Ltd.	141,000	1,770
	Advance Residence Investment Corp.	676	1,754
	Mitsubishi HC Capital Inc. (XTKS)	336,350	1,746
	Orix JREIT Inc.	1,348	1,743
	GMO Payment Gateway Inc.	22,006	1,721
	IHI Corp.	66,900	1,686
	Nikon Corp.	161,200	1,666
	Kawasaki Heavy Industries Ltd.	76,400	1,662
	Amada Co. Ltd.	177,400	1,656
	Goldwin Inc.	18,200	1,654
	Nagoya Railroad Co. Ltd.	102,500	1,654
	Nisshin Seifun Group Inc.	135,720	1,645
	NH Foods Ltd.	56,300	1,643
	Shimizu Corp.	267,500	1,634
[1]	Zensho Holdings Co. Ltd.	51,200	1,627
	SCREEN Holdings Co. Ltd.	20,000	1,627
	Kuraray Co. Ltd.	173,700	1,624
	Sumitomo Heavy Industries Ltd.	66,300	1,602
	Japan Post Insurance Co. Ltd.	97,978	1,591
	TechnoPro Holdings Inc.	58,100	1,585
	Tokyu Fudosan Holdings Corp.	309,686	1,572
	Marui Group Co. Ltd.	97,800	1,558
	Hikari Tsushin Inc.	11,400	1,555
	Sega Sammy Holdings Inc.	83,200	1,555
*	Skylark Holdings Co. Ltd.	115,247	1,546
	Fukuoka Financial Group Inc.	81,664	1,538
	Santen Pharmaceutical Co. Ltd.	181,800	1,530
	NOF Corp.	33,200	1,517
	Haseko Corp.	124,200	1,516
	Hakuhodo DY Holdings Inc.	127,300	1,500
	JGC Holdings Corp.	119,700	1,497
	Yokohama Rubber Co. Ltd.	68,500	1,489
	Koei Tecmo Holdings Co. Ltd.	80,924	1,488
	Keihan Holdings Co. Ltd.	53,900	1,484
	Nabtesco Corp.	61,500	1,482
	Resonac Holdings Corp.	93,388	1,479
		Shares	Market Value• ($000)
	Sumitomo Forestry Co. Ltd.	67,800	1,465
	Japan Airlines Co. Ltd.	76,445	1,458
	Open House Group Co. Ltd.	36,400	1,455
	Cosmo Energy Holdings Co. Ltd.	44,852	1,434
	Mebuki Financial Group Inc.	556,150	1,425
	Lion Corp.	130,000	1,417
*	Kyushu Electric Power Co. Inc.	242,300	1,411
*	Japan Airport Terminal Co. Ltd.	28,600	1,401
	Mitsubishi Gas Chemical Co. Inc.	95,100	1,385
	Sanrio Co. Ltd.	29,892	1,383
*	Tohoku Electric Power Co. Inc.	269,000	1,383
	Japan Hotel REIT Investment Corp.	2,419	1,367
	Nippon Shinyaku Co. Ltd.	29,700	1,358
	Keikyu Corp.	139,500	1,356
	Tokyo Tatemono Co. Ltd.	107,100	1,356
	J Front Retailing Co. Ltd.	128,800	1,355
	Nippon Sanso Holdings Corp.	75,000	1,353
	THK Co. Ltd.	59,900	1,344
	Oracle Corp. Japan	18,700	1,342
	Nomura Real Estate Holdings Inc.	53,500	1,333
	Kansai Paint Co. Ltd.	94,500	1,332
	Miura Co. Ltd.	49,900	1,329
*	Mitsubishi Motors Corp.	343,000	1,318
	Tsuruha Holdings Inc.	20,100	1,316
	Nifco Inc.	45,202	1,300
	Electric Power Development Co. Ltd.	80,900	1,294
	Ryohin Keikaku Co. Ltd.	122,870	1,293
	Air Water Inc.	101,800	1,286
	Hitachi Construction Machinery Co. Ltd.	51,900	1,279
	Kobe Steel Ltd.	171,200	1,276
	Rinnai Corp.	52,500	1,269
	Medipal Holdings Corp.	82,600	1,262
	Nankai Electric Railway Co. Ltd.	54,000	1,260
	Itochu Techno-Solutions Corp.	47,800	1,238
	Iida Group Holdings Co. Ltd.	69,397	1,234
	Industrial & Infrastructure Fund Investment Corp.	1,075	1,232
	Food & Life Cos. Ltd.	51,000	1,228
	NSK Ltd.	214,100	1,209
	Japan Prime Realty Investment Corp.	465	1,209
	Iwatani Corp.	25,300	1,198
	Lawson Inc.	26,300	1,195
	Activia Properties Inc.	408	1,189
	Internet Initiative Japan Inc.	57,400	1,188
		Shares	Market Value• ($000)
	Nippon Accommodations Fund Inc.	243	1,181
	COMSYS Holdings Corp.	61,498	1,177
	Sekisui House REIT Inc.	2,073	1,175
	LaSalle Logiport REIT	988	1,174
*	SHIFT Inc.	6,300	1,173
	ZOZO Inc.	55,500	1,168
[1]	Aozora Bank Ltd.	64,790	1,162
	Alfresa Holdings Corp.	78,700	1,140
	Daicel Corp.	144,400	1,138
	Seibu Holdings Inc.	101,488	1,136
	Credit Saison Co. Ltd.	81,400	1,128
	Taiheiyo Cement Corp.	62,600	1,122
	Kadokawa Corp.	52,272	1,115
	Nichirei Corp.	54,300	1,114
	Sanwa Holdings Corp.	101,500	1,112
	Horiba Ltd.	20,100	1,107
	Hachijuni Bank Ltd.	246,900	1,106
	Yamada Holdings Co. Ltd.	316,572	1,103
	Welcia Holdings Co. Ltd.	52,500	1,099
	Nihon Kohden Corp.	39,700	1,098
	Zenkoku Hosho Co. Ltd.	29,800	1,095
	Teijin Ltd.	97,100	1,085
	Alps Alpine Co. Ltd.	117,267	1,071
	Mitsui Fudosan Logistics Park Inc.	285	1,071
	Japan Logistics Fund Inc.	451	1,071
	Mitsubishi Materials Corp.	64,934	1,063
	SCSK Corp.	70,400	1,063
	JTEKT Corp.	127,900	1,056
	Tokyo Ohka Kogyo Co. Ltd.	20,200	1,055
	SHO-BOND Holdings Co. Ltd.	24,600	1,051
	Sapporo Holdings Ltd.	37,500	1,046
	Hisamitsu Pharmaceutical Co. Inc.	37,700	1,043
	Nihon M&A Center Holdings Inc.	136,400	1,043
*	Park24 Co. Ltd.	67,200	1,039
	Invincible Investment Corp.	2,407	1,039
	Sundrug Co. Ltd.	37,500	1,034
	Shimamura Co. Ltd.	11,200	1,028
	Takashimaya Co. Ltd.	69,300	1,024
*	Mercari Inc.	59,518	1,024
	Toyo Seikan Group Holdings Ltd.	72,300	1,021
	Suzuken Co. Ltd.	35,660	1,015
	Tokyo Century Corp.	29,420	1,012
	Kamigumi Co. Ltd.	45,800	1,004
	Mori Hills REIT Investment Corp.	883	998
	AEON REIT Investment Corp.	870	997
	Ulvac Inc.	25,000	992
	Shinko Electric Industries Co. Ltd.	33,400	992
39

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Daiwa Securities Living Investments Corp.	1,166	991
	Casio Computer Co. Ltd.	103,000	980
	Kewpie Corp.	58,400	980
	Kinden Corp.	71,500	975
	NOK Corp.	72,000	970
	Taisho Pharmaceutical Holdings Co. Ltd.	22,400	967
	Konica Minolta Inc.	231,600	966
*	Money Forward Inc.	23,194	966
[1]	Fujitec Co. Ltd.	36,100	962
	Sumitomo Rubber Industries Ltd.	104,472	958
	Sohgo Security Services Co. Ltd.	34,200	955
	Kenedix Office Investment Corp.	427	944
*	Workman Co. Ltd.	23,112	941
	Fujikura Ltd.	137,500	937
	Relo Group Inc.	60,053	934
	Tokai Carbon Co. Ltd.	102,700	933
	NET One Systems Co. Ltd.	39,400	929
	Denka Co. Ltd.	46,000	921
	Ito En Ltd.	29,700	919
	DIC Corp.	49,600	916
	Frontier Real Estate Investment Corp.	253	914
	Sankyo Co. Ltd.	20,400	900
	ABC-Mart Inc.	15,800	898
	Pigeon Corp.	57,060	889
	EXEO Group Inc.	47,800	887
	Dowa Holdings Co. Ltd.	27,100	885
	INFRONEER Holdings Inc.	111,252	879
	Sankyu Inc.	24,800	875
	Kagome Co. Ltd.	35,900	872
	DMG Mori Co. Ltd.	54,100	868
	Kenedix Residential Next Investment Corp.	553	868
	Mitsubishi Estate Logistics REIT Investment Corp.	282	865
	House Foods Group Inc.	39,000	858
	Sharp Corp.	120,129	856
	Cosmos Pharmaceutical Corp.	8,700	856
	Coca-Cola Bottlers Japan Holdings Inc.	79,375	855
	Toho Gas Co. Ltd.	45,700	855
	Zeon Corp.	82,300	849
	Takara Holdings Inc.	107,700	849
	Kaneka Corp.	31,800	846
	Kakaku.com Inc.	61,468	846
	Fujitsu General Ltd.	32,800	844
	Daiwabo Holdings Co. Ltd.	44,700	843
	Penta-Ocean Construction Co. Ltd.	173,400	843
	Aeon Mall Co. Ltd.	62,272	840
	Comforia Residential REIT Inc.	332	831
	Fuji Corp.	49,100	824
	UBE Corp.	51,500	817
		Shares	Market Value• ($000)
	Yamazaki Baking Co. Ltd.	60,800	815
	Rakus Co. Ltd.	53,500	813
	Hulic REIT Inc.	694	800
*	Chugoku Electric Power Co. Inc.	151,800	799
	Calbee Inc.	36,900	798
	ADEKA Corp.	46,300	782
	Tsumura & Co.	38,500	781
	BIPROGY Inc.	32,300	779
	Sanken Electric Co. Ltd.	10,300	774
*	Harmonic Drive Systems Inc.	25,238	772
	Gunma Bank Ltd.	222,600	762
	Mitsubishi Logistics Corp.	30,700	761
	Iyogin Holdings Inc.	129,800	760
	Seino Holdings Co. Ltd.	68,300	758
	Sugi Holdings Co. Ltd.	17,700	751
	Hoshino Resorts REIT Inc.	144	750
	Nippon Gas Co. Ltd.	53,100	747
	Nagase & Co. Ltd.	46,500	733
	Nishi-Nippon Financial Holdings Inc.	87,900	732
	Rengo Co. Ltd.	111,500	727
	Nippon Electric Glass Co. Ltd.	38,000	725
	Anritsu Corp.	78,700	721
	Citizen Watch Co. Ltd.	130,100	720
	Ship Healthcare Holdings Inc.	40,700	718
	PALTAC Corp.	18,700	717
	OKUMA Corp.	16,100	715
	Tokuyama Corp.	43,300	706
	Hirogin Holdings Inc.	140,600	697
	Nichias Corp.	34,400	696
	Kyushu Financial Group Inc.	193,170	696
	Kotobuki Spirits Co. Ltd.	9,400	694
	SBI Shinsei Bank Ltd.	38,663	694
	SMS Co. Ltd.	29,300	689
	Shoei Co. Ltd.	37,000	686
*	Nakanishi Inc.	36,187	686
	Nissui Corp.	156,400	684
	Sotetsu Holdings Inc.	35,700	680
	Nippon Kayaku Co. Ltd.	74,800	679
	Mori Trust REIT Inc.	1,291	679
	Topcon Corp.	47,200	672
	K's Holdings Corp.	75,568	670
	Nishi-Nippon Railroad Co. Ltd.	36,500	669
	Tokyu REIT Inc.	500	668
	Morinaga Milk Industry Co. Ltd.	17,700	666
	Fuyo General Lease Co. Ltd.	9,100	666
	Meitec Corp.	39,300	664
	Heiwa Corp.	33,600	663
	Mitsui High-Tec Inc.	11,000	663
	Sawai Group Holdings Co. Ltd.	22,900	663
	NSD Co. Ltd.	35,680	656
	Daiichikosho Co. Ltd.	36,400	653
		Shares	Market Value• ($000)
	Tokyo Seimitsu Co. Ltd.	17,700	653
	Mabuchi Motor Co. Ltd.	23,100	652
	GS Yuasa Corp.	36,600	644
	TS Tech Co. Ltd.	47,600	642
	Daiseki Co. Ltd.	22,320	639
	OBIC Business Consultants Co. Ltd.	16,789	638
	Yamato Kogyo Co. Ltd.	16,200	636
	Daido Steel Co. Ltd.	16,300	628
	OSG Corp.	44,600	627
	Ushio Inc.	50,400	627
[1]	NTT UD REIT Investment Corp.	651	627
	Ezaki Glico Co. Ltd.	24,300	625
	Seven Bank Ltd.	304,900	624
	Maruichi Steel Tube Ltd.	27,500	622
	DeNA Co. Ltd.	44,300	622
	Heiwa Real Estate REIT Inc.	530	621
	Toda Corp.	105,900	620
	Amano Corp.	30,400	619
	Toyo Tire Corp.	51,900	618
	Nippon Shokubai Co. Ltd.	15,400	617
	Kokuyo Co. Ltd.	43,100	616
	Yamaguchi Financial Group Inc.	100,100	615
*	PeptiDream Inc.	45,300	612
	Toho Holdings Co. Ltd.	30,500	609
	Bic Camera Inc.	72,500	607
	Inaba Denki Sangyo Co. Ltd.	27,100	605
	Japan Steel Works Ltd.	33,200	603
	Furukawa Electric Co. Ltd.	32,900	602
	Nisshinbo Holdings Inc.	78,200	602
	Mitsui Mining & Smelting Co. Ltd.	25,200	600
	Toyoda Gosei Co. Ltd.	35,000	600
	Maruwa Co. Ltd.	4,700	599
	Jeol Ltd.	20,400	595
	Macnica Holdings Inc.	21,600	594
	GMO internet group Inc.	29,300	589
	H.U. Group Holdings Inc.	29,100	588
	NHK Spring Co. Ltd.	79,200	587
	Toridoll Holdings Corp.	27,500	587
	Fuji Soft Inc.	9,800	585
	Tomy Co. Ltd.	51,500	582
	Ain Holdings Inc.	14,000	582
	Hanwa Co. Ltd.	18,800	582
	Daiwa Office Investment Corp.	134	582
	Sangetsu Corp.	34,800	580
	Yoshinoya Holdings Co. Ltd.	31,200	577
	Daishi Hokuetsu Financial Group Inc.	25,850	576
	Digital Garage Inc.	16,300	575
	Pilot Corp.	17,200	573
40

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Kanematsu Corp.	44,000	573
	Mizuho Leasing Co. Ltd.	20,400	572
	Fancl Corp.	33,000	571
	DCM Holdings Co. Ltd.	54,400	570
*	JMDC Inc.	15,900	570
	Descente Ltd.	17,900	569
	Japan Excellent Inc.	656	561
	FP Corp.	22,500	560
	Canon Marketing Japan Inc.	22,100	553
	Fukuyama Transporting Co. Ltd.	20,700	553
	Kureha Corp.	8,900	553
	Hazama Ando Corp.	83,800	553
	Sumitomo Pharma Co. Ltd.	88,000	552
	Chugin Financial Group Inc.	82,200	552
	Wacoal Holdings Corp.	28,300	550
	Rorze Corp.	7,400	548
	Outsourcing Inc.	53,800	548
	Sumitomo Bakelite Co. Ltd.	14,300	547
*	Ferrotec Holdings Corp.	24,165	547
	Fuji Kyuko Co. Ltd.	14,200	545
	Yaoko Co. Ltd.	10,400	545
	Glory Ltd.	25,400	540
	Aica Kogyo Co. Ltd.	23,700	539
	DTS Corp.	22,600	537
*	Sansan Inc.	39,992	536
	77 Bank Ltd.	32,700	532
	Menicon Co. Ltd.	25,000	531
*	Hino Motors Ltd.	134,200	529
	Morinaga & Co. Ltd.	17,800	528
	Mirait One Corp.	42,400	527
	Resorttrust Inc.	31,800	525
	Duskin Co. Ltd.	21,200	520
	Takasago Thermal Engineering Co. Ltd.	30,900	519
	Kandenko Co. Ltd.	68,800	518
	As One Corp.	12,200	517
	Takuma Co. Ltd.	49,400	517
	AEON Financial Service Co. Ltd.	57,900	516
	Kaken Pharmaceutical Co. Ltd.	18,700	515
	Kenedix Retail REIT Corp.	286	515
	NTN Corp.	207,800	513
	Izumi Co. Ltd.	21,700	510
	Jaccs Co. Ltd.	15,200	510
	Japan Petroleum Exploration Co. Ltd.	15,200	506
	Hitachi Zosen Corp.	81,000	502
	Pola Orbis Holdings Inc.	36,000	500
	Benesse Holdings Inc.	34,700	498
	Colowide Co. Ltd.	32,500	498
	Asahi Holdings Inc.	33,700	496
	Ariake Japan Co. Ltd.	12,200	495
	Japan Aviation Electronics Industry Ltd.	28,200	495
		Shares	Market Value• ($000)
	Shiga Bank Ltd.	23,700	494
	NIPPON REIT Investment Corp.	210	493
	Nippon Paper Industries Co. Ltd.	61,400	492
	Lintec Corp.	29,300	490
	Saizeriya Co. Ltd.	19,400	488
	H2O Retailing Corp.	41,200	488
	Japan Elevator Service Holdings Co. Ltd.	32,800	488
	Toei Co. Ltd.	3,600	485
	Kyudenko Corp.	18,100	483
	Toagosei Co. Ltd.	55,900	483
	Mixi Inc.	22,824	483
	Paramount Bed Holdings Co. Ltd.	27,200	482
	Katitas Co. Ltd.	24,600	480
	Takeuchi Manufacturing Co. Ltd.	17,400	478
	Sumitomo Osaka Cement Co. Ltd.	17,000	478
*	Universal Entertainment Corp.	22,641	477
	Nikkon Holdings Co. Ltd.	24,500	475
	Fuji Oil Holdings Inc.	30,600	473
	Iriso Electronics Co. Ltd.	13,800	472
	Kyoritsu Maintenance Co. Ltd.	11,672	471
	Toyota Boshoku Corp.	29,700	470
	Sakata Seed Corp.	16,000	468
*	Seria Co. Ltd.	26,222	466
	Riken Keiki Co. Ltd.	12,100	465
	Nipro Corp.	61,500	463
	Fujimi Inc.	8,900	461
	Inabata & Co. Ltd.	22,600	461
	Trusco Nakayama Corp.	26,400	459
	Round One Corp.	105,600	457
	Benefit One Inc.	33,200	457
	Acom Co. Ltd.	186,200	456
	Hokuetsu Corp.	68,900	456
	Heiwa Real Estate Co. Ltd.	15,900	455
	CKD Corp.	29,700	452
	Nishimatsu Construction Co. Ltd.	17,200	452
	Mani Inc.	34,100	446
	Hokuhoku Financial Group Inc.	61,700	445
*,1	Atom Corp.	72,049	444
	Okumura Corp.	18,000	442
	Transcosmos Inc.	18,900	441
*	Shikoku Electric Power Co. Inc.	73,800	436
	Nippn Corp.	33,400	434
[1]	Dexerials Corp.	22,700	432
	Funai Soken Holdings Inc.	22,450	430
	KOMEDA Holdings Co. Ltd.	22,600	427
	Milbon Co. Ltd.	10,100	426
	Fukuoka REIT Corp.	354	425
	Japan Material Co. Ltd.	28,300	424
		Shares	Market Value• ($000)
*,1	Toei Animation Co. Ltd.	4,166	424
	Tadano Ltd.	53,700	420
[1]	Ichigo Office REIT Investment Corp.	649	420
	Nishimatsuya Chain Co. Ltd.	35,300	419
	Star Asia Investment Corp.	1,023	419
*	Amvis Holdings Inc.	19,211	418
	Base Co. Ltd.	9,500	417
	Information Services International-Dentsu Ltd.	11,800	416
*	Hokuriku Electric Power Co.	88,700	414
	San-In Godo Bank Ltd.	73,700	414
	JAFCO Group Co. Ltd.	32,400	413
*	Shochiku Co. Ltd.	4,600	413
	NEC Networks & System Integration Corp.	32,600	406
	Zojirushi Corp.	30,900	406
	Juroku Financial Group Inc.	18,300	405
	Tokai Rika Co. Ltd.	29,000	401
	Makino Milling Machine Co. Ltd.	10,900	399
	Aiful Corp.	145,700	396
	Justsystems Corp.	15,000	396
	Nichicon Corp.	41,600	394
	Suruga Bank Ltd.	104,000	394
	CRE Logistics REIT Inc.	286	394
	Mitsubishi Logisnext Co. Ltd.	53,900	393
	Tokyo Steel Manufacturing Co. Ltd.	39,100	393
	Kusuri no Aoki Holdings Co. Ltd.	8,200	393
[1]	Seiren Co. Ltd.	23,600	392
	KH Neochem Co. Ltd.	22,700	391
	Toshiba TEC Corp.	13,400	389
	Tsubakimoto Chain Co.	15,700	389
	Hankyu Hanshin REIT Inc.	361	387
	Toyobo Co. Ltd.	50,700	383
	Autobacs Seven Co. Ltd.	33,600	382
	Arcs Co. Ltd.	21,000	382
	Royal Holdings Co. Ltd.	18,000	382
[1]	EDION Corp.	38,700	381
	Global One Real Estate Investment Corp.	492	381
	Open Up Group Inc.	25,300	375
	TOKAI Holdings Corp.	57,300	372
	TKC Corp.	13,700	370
	Tokyo Kiraboshi Financial Group Inc.	17,949	366
	UT Group Co. Ltd.	19,100	366
	San-A Co. Ltd.	10,800	365
	MOS Food Services Inc.	15,900	365
41

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Sumitomo Warehouse Co. Ltd.	22,000	365
	Ichibanya Co. Ltd.	9,100	361
	Kiyo Bank Ltd.	30,807	360
	Iino Kaiun Kaisha Ltd.	47,600	358
	Nojima Corp.	33,400	358
	Nisshin Oillio Group Ltd.	14,300	357
	Senko Group Holdings Co. Ltd.	50,000	357
	Tokai Tokyo Financial Holdings Inc.	136,700	354
*	euglena Co. Ltd.	54,000	354
	Septeni Holdings Co. Ltd.	128,500	354
	Create Restaurants Holdings Inc.	48,400	353
	NS Solutions Corp.	12,900	351
	Aichi Financial Group Inc.	22,351	351
	Japan Securities Finance Co. Ltd.	46,400	350
	Nippon Signal Company Ltd.	42,800	350
	Totetsu Kogyo Co. Ltd.	17,400	348
	Kitz Corp.	50,800	347
	Nippon Soda Co. Ltd.	10,000	345
	Fuji Seal International Inc.	30,300	344
*	HIS Co. Ltd.	22,800	344
	Japan Wool Textile Co. Ltd.	46,100	342
	Okamura Corp.	31,900	341
	Advance Logistics Investment Corp.	334	339
	Okasan Securities Group Inc.	107,200	337
	Toyo Ink SC Holdings Co. Ltd.	20,900	337
	BML Inc.	14,900	335
	Hokkoku Financial Holdings Inc.	9,600	335
	Daio Paper Corp.	41,200	334
	Towa Pharmaceutical Co. Ltd.	23,400	334
	Mitsui-Soko Holdings Co. Ltd.	11,300	332
	SOSiLA Logistics REIT Inc.	334	332
	Wacom Co. Ltd.	64,900	330
*	RENOVA Inc.	23,300	330
*	Hokkaido Electric Power Co. Inc.	87,000	328
	Nextage Co. Ltd.	18,100	328
	Tri Chemical Laboratories Inc.	20,268	328
*	Altech Corp.	17,300	327
*	Furuya Metal Co. Ltd.	4,900	326
	Taiyo Holdings Co. Ltd.	18,000	325
	Senshu Ikeda Holdings Inc.	184,500	325
	Asahi Diamond Industrial Co. Ltd.	48,200	322
	Matsui Securities Co. Ltd.	56,200	322
	Kohnan Shoji Co. Ltd.	11,900	321
	Nanto Bank Ltd.	17,500	319
	Digital Arts Inc.	8,500	316
	Mitsuboshi Belting Ltd.	11,000	315
		Shares	Market Value• ($000)
	Oiles Corp.	24,960	315
	Valor Holdings Co. Ltd.	20,500	314
	Joyful Honda Co. Ltd.	23,488	313
*	Leopalace21 Corp.	118,100	312
	Musashino Bank Ltd.	19,200	312
	Hyakugo Bank Ltd.	107,800	311
	Osaka Soda Co. Ltd.	9,600	311
	Daihen Corp.	9,400	310
	en japan Inc.	17,200	309
*	Sun Corp.	19,300	309
	United Arrows Ltd.	20,900	305
	Mirai Corp.	910	304
	Change Holdings Inc.	17,800	301
	Sinfonia Technology Co. Ltd.	23,500	300
	Organo Corp.	12,400	299
	Kissei Pharmaceutical Co. Ltd.	14,748	299
	Orient Corp.	35,850	299
	Meiko Electronics Co. Ltd.	14,789	298
	Hosiden Corp.	23,100	296
	Maxell Ltd.	26,800	295
	Insource Co. Ltd.	32,200	295
	One REIT Inc.	167	295
	Meisei Industrial Co. Ltd.	42,400	293
	Nippon Densetsu Kogyo Co. Ltd.	22,500	292
	Nippon Light Metal Holdings Co. Ltd.	27,830	292
	JCU Corp.	12,300	290
	North Pacific Bank Ltd.	135,700	290
	Heiwado Co. Ltd.	19,000	289
	Max Co. Ltd.	18,100	289
*	Chiyoda Corp.	97,300	287
	Nippon Yakin Kogyo Co. Ltd.	9,849	286
*,1	Ringer Hut Co. Ltd.	16,100	286
	Pacific Industrial Co. Ltd.	31,500	285
	Nippon Koei Co. Ltd.	10,200	284
	Kumagai Gumi Co. Ltd.	13,300	283
	Monogatari Corp.	13,416	282
	Keiyo Bank Ltd.	67,600	281
	Megmilk Snow Brand Co. Ltd.	19,600	281
	Star Micronics Co. Ltd.	21,500	280
*	Okinawa Cellular Telephone Co.	12,501	279
	Monex Group Inc.	73,100	278
	Shibaura Machine Co. Ltd.	11,900	277
	Nihon Parkerizing Co. Ltd.	35,200	276
	Senshu Electric Co. Ltd.	11,942	274
	SAMTY Co. Ltd.	16,700	273
*	West Holdings Corp.	11,464	273
	Eizo Corp.	8,300	272
	Create SD Holdings Co. Ltd.	11,200	272
	Taikisha Ltd.	10,000	271
	Systena Corp.	130,400	270
	Nippon Pillar Packing Co. Ltd.	9,700	270
	Hirata Corp.	5,380	269
		Shares	Market Value• ($000)
	Comture Corp.	18,200	269
	Seiko Group Corp.	12,200	268
	Kameda Seika Co. Ltd.	8,049	268
	Hyakujushi Bank Ltd.	19,500	268
	Nippon Carbon Co. Ltd.	8,700	267
	Kaga Electronics Co. Ltd.	7,500	266
	JCR Pharmaceuticals Co. Ltd.	24,500	265
	Raito Kogyo Co. Ltd.	17,900	264
	Earth Corp.	7,200	264
	Nichireki Co. Ltd.	20,800	264
	Maruha Nichiro Corp.	14,100	263
*	C Uyemura & Co. Ltd.	5,400	261
	KeePer Technical Laboratory Co. Ltd.	7,029	261
	Showa Sangyo Co. Ltd.	13,200	260
	JVCKenwood Corp.	76,200	260
	TOMONY Holdings Inc.	95,000	258
	Riso Kagaku Corp.	14,100	257
	Aida Engineering Ltd.	40,500	255
	Bunka Shutter Co. Ltd.	29,900	255
	Central Glass Co. Ltd.	11,800	255
	Ogaki Kyoritsu Bank Ltd.	18,700	255
	Riken Technos Corp.	56,600	254
	Hioki EE Corp.	3,800	253
	Oyo Corp.	16,800	253
	Topy Industries Ltd.	18,400	253
	Itoham Yonekyu Holdings Inc.	46,072	253
	Noevir Holdings Co. Ltd.	6,200	253
*	Asanuma Corp.	11,000	253
	Oki Electric Industry Co. Ltd.	46,400	252
	Totech Corp.	8,000	252
	GungHo Online Entertainment Inc.	13,070	251
	Takara Bio Inc.	19,800	250
*	Raksul Inc.	24,500	249
	Konishi Co. Ltd.	16,500	248
	Kumiai Chemical Industry Co. Ltd.	37,263	248
	Tanseisha Co. Ltd.	41,700	248
	eRex Co. Ltd.	19,400	248
	Nippon Fine Chemical Co. Ltd.	12,700	248
	Relia Inc.	23,000	247
	Cybozu Inc.	12,300	246
	Sumitomo Mitsui Construction Co. Ltd.	86,920	246
	Idec Corp.	10,000	245
	Mochida Pharmaceutical Co. Ltd.	9,542	245
	Financial Partners Group Co. Ltd.	30,100	245
	Hokuto Corp.	17,800	244
	Token Corp.	4,200	244
	Kyokuyo Co. Ltd.	9,200	242
	V Technology Co. Ltd.	10,800	241
*	Tsuburaya Fields Holdings Inc.	17,682	241
42

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Toyo Construction Co. Ltd.	33,600	241
	MEC Co. Ltd.	12,883	241
	Ai Holdings Corp.	13,700	240
	Nichiha Corp.	11,300	239
	Mie Kotsu Group Holdings Inc.	55,400	239
	Daiki Aluminium Industry Co. Ltd.	23,221	238
	Procrea Holdings Inc.	14,900	238
	Musashi Seimitsu Industry Co. Ltd.	17,600	237
*	Kanematsu Electronics Ltd.	5,200	236
	Sanyo Electric Railway Co. Ltd.	13,481	236
	TOC Co. Ltd.	48,000	236
	Yonex Co. Ltd.	19,800	236
	Komeri Co. Ltd.	10,100	235
	RS Technologies Co. Ltd.	10,400	234
	Bank of Iwate Ltd.	14,600	233
	Sodick Co. Ltd.	42,200	233
*,1	Demae-Can Co. Ltd.	83,400	233
	Roland DG Corp.	9,200	231
	Kato Sangyo Co. Ltd.	8,700	231
	San-Ai Obbli Co. Ltd.	21,900	231
	Toho Titanium Co. Ltd.	15,500	231
	Nitto Kogyo Corp.	11,600	230
	Mitsubishi Shokuhin Co. Ltd.	8,900	230
	T Hasegawa Co. Ltd.	9,600	229
	ZERIA Pharmaceutical Co. Ltd.	12,700	228
	Bank of the Ryukyus Ltd.	33,200	226
	Nissha Co. Ltd.	16,500	225
	AZ-COM Maruwa Holdings Inc.	15,264	225
	Seika Corp.	13,600	224
	Akita Bank Ltd.	16,800	222
	Future Corp.	17,200	220
	Raiznext Corp.	20,500	220
	TBS Holdings Inc.	14,600	220
	ZIGExN Co. Ltd.	59,200	220
	San ju San Financial Group Inc.	18,680	219
	Mirarth Holdings Inc.	77,300	218
	Nippon Ceramic Co. Ltd.	10,900	218
	Tocalo Co. Ltd.	23,200	218
	Tsugami Corp.	21,000	218
	SBS Holdings Inc.	8,900	217
	Ryosan Co. Ltd.	9,200	217
	Elecom Co. Ltd.	22,800	216
	Sun Frontier Fudousan Co. Ltd.	22,300	216
	CAC Holdings Corp.	17,100	215
	Maezawa Kyuso Industries Co. Ltd.	27,200	215
*	W-Scope Corp.	25,900	215
*	Avant Group Corp.	20,800	215
	Premium Group Co. Ltd.	17,900	215
	Nagatanien Holdings Co. Ltd.	13,200	214
	Nichiban Co. Ltd.	14,500	214
	Oita Bank Ltd.	14,100	214
	Noritake Co. Ltd.	6,200	213
	Infomart Corp.	99,200	213
		Shares	Market Value• ($000)
*	Shibaura Mechatronics Corp.	1,900	213
	Chiyoda Integre Co. Ltd.	12,400	212
*	Okinawa Electric Power Co. Inc.	26,012	212
	Tamura Corp.	37,000	212
	Meidensha Corp.	15,500	211
	Stella Chemifa Corp.	10,600	210
	Fujiya Co. Ltd.	11,300	210
	Nachi-Fujikoshi Corp.	7,400	209
	Simplex Holdings Inc.	12,000	209
	Nippon Thompson Co. Ltd.	48,100	208
	Yamazen Corp.	26,800	208
	Takara Leben Real Estate Investment Corp.	309	208
*,1	Oisix ra daichi Inc.	11,100	208
	St. Marc Holdings Co. Ltd.	15,200	207
	Daido Metal Co. Ltd.	53,300	206
	Achilles Corp.	19,300	205
	Optex Group Co. Ltd.	13,600	205
[1]	Snow Peak Inc.	13,500	205
*	Toyo Gosei Co. Ltd.	3,600	205
	Fukushima Galilei Co. Ltd.	5,400	204
	Fukuda Corp.	5,700	203
	Sanki Engineering Co. Ltd.	18,400	203
	Okinawa Financial Group Inc.	13,180	203
*	Kosaido Holdings Co. Ltd.	10,200	203
	Aichi Corp.	32,400	201
	Adastria Co. Ltd.	10,640	201
	Fuji Co. Ltd.	15,400	201
	Health Care & Medical Investment Corp.	167	201
	Canon Electronics Inc.	14,700	200
	Hokkaido Gas Co. Ltd.	14,000	200
	Mizuno Corp.	8,000	200
	Dip Corp.	8,100	200
	United Super Markets Holdings Inc.	23,160	200
	Yokowo Co. Ltd.	13,495	200
	Chudenko Corp.	12,100	198
	Fuso Chemical Co. Ltd.	7,100	198
	Fukui Bank Ltd.	18,300	198
	Nomura Co. Ltd.	28,600	198
	Sinanen Holdings Co. Ltd.	7,100	198
	Tv Tokyo Holdings Corp.	10,600	198
	Samty Residential Investment Corp.	233	198
	Key Coffee Inc.	12,800	197
[1]	Kura Sushi Inc.	8,200	196
	Takasago International Corp.	10,300	196
	UACJ Corp.	9,800	196
[1]	Maeda Kosen Co. Ltd.	8,200	196
	Usen-Next Holdings Co. Ltd.	8,681	195
		Shares	Market Value• ($000)
	Aisan Industry Co. Ltd.	27,100	194
	Gunze Ltd.	5,600	194
	Noritz Corp.	14,300	194
	PAL GROUP Holdings Co. Ltd.	8,400	193
	Kyorin Pharmaceutical Co. Ltd.	14,900	192
	Shizuoka Gas Co. Ltd.	22,500	191
	Yodogawa Steel Works Ltd.	9,100	191
	Nagawa Co. Ltd.	4,100	191
	Sanyo Denki Co. Ltd.	3,800	190
	Shinmaywa Industries Ltd.	21,100	190
	Tonami Holdings Co. Ltd.	5,600	190
	MCJ Co. Ltd.	27,500	190
	OSAKA Titanium Technologies Co. Ltd.	8,900	189
	Takara Standard Co. Ltd.	15,600	189
	Yushin Precision Equipment Co. Ltd.	32,400	189
	KYB Corp.	5,900	188
	Sankyo Tateyama Inc.	37,200	187
	Shimizu Bank Ltd.	17,400	187
	Starts Corp. Inc.	9,900	187
	gremz Inc.	11,700	186
	Okamoto Industries Inc.	6,200	185
	Tekken Corp.	13,000	185
	eGuarantee Inc.	11,900	185
	Wellneo Sugar Co. Ltd.	14,600	185
	CMK Corp.	54,200	184
	Intage Holdings Inc.	15,800	184
	Mitsubishi Pencil Co. Ltd.	14,100	184
	Nitta Corp.	8,100	184
*	giftee Inc.	11,127	184
	LEC Inc.	29,000	183
	Nisso Corp.	32,000	183
	Awa Bank Ltd.	12,200	182
	Japan Lifeline Co. Ltd.	26,400	182
	ASKUL Corp.	13,600	181
	m-up Holdings Inc.	19,900	181
	Starts Proceed Investment Corp.	106	180
	Pronexus Inc.	24,300	179
	Daiichi Jitsugyo Co. Ltd.	4,200	179
	FCC Co. Ltd.	13,900	179
	Argo Graphics Inc.	6,300	178
	Chugoku Marine Paints Ltd.	20,400	178
	Tokyo Electron Device Ltd.	3,100	178
	Morita Holdings Corp.	16,900	178
	SKY Perfect JSAT Holdings Inc.	45,600	178
	Yuasa Trading Co. Ltd.	6,100	177
	Management Solutions Co. Ltd.	7,467	177
	Chiyoda Co. Ltd.	28,600	176
	Fuji Pharma Co. Ltd.	19,400	176
43

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Studio Alice Co. Ltd.	11,200	176
	Mitsuuroko Group Holdings Co. Ltd.	17,900	176
	Sankyo Seiko Co. Ltd.	40,900	176
	Teikoku Electric Manufacturing Co. Ltd.	9,900	175
	Hogy Medical Co. Ltd.	7,000	175
	CTS Co. Ltd.	30,179	175
	Shinnihon Corp.	22,500	175
	Shikoku Bank Ltd.	27,000	175
	Nihon Chouzai Co. Ltd.	19,300	175
	YAKUODO Holdings Co. Ltd.	9,600	175
	Marudai Food Co. Ltd.	15,400	174
	Toyo Tanso Co. Ltd.	6,000	174
	Tokyo Individualized Educational Institute Inc.	43,400	173
*	Pacific Metals Co. Ltd.	12,400	173
	Prima Meat Packers Ltd.	10,200	173
	Daiho Corp.	6,000	172
	Dai Nippon Toryo Co. Ltd.	27,200	172
	Hakuto Co. Ltd.	5,492	172
	Nihon Tokushu Toryo Co. Ltd.	23,400	172
	Japan Pulp & Paper Co. Ltd.	4,400	170
	Kanto Denka Kogyo Co. Ltd.	22,400	170
	Nippon Denko Co. Ltd.	66,600	170
	Rokko Butter Co. Ltd.	16,400	170
	Sekisui Jushi Corp.	10,600	170
	Warabeya Nichiyo Holdings Co. Ltd.	10,300	170
	Zuken Inc.	6,700	170
	Fuso Pharmaceutical Industries Ltd.	11,200	169
	Ohsho Food Service Corp.	3,700	169
*	WATAMI Co. Ltd.	24,600	169
	Exedy Corp.	11,700	168
	Towa Bank Ltd.	40,900	168
	ARTERIA Networks Corp.	17,500	168
	Yukiguni Maitake Co. Ltd.	22,400	168
	S Foods Inc.	7,500	167
	Avex Inc.	14,500	166
	Nissan Shatai Co. Ltd.	24,000	165
	Torii Pharmaceutical Co. Ltd.	6,500	165
	Yamagata Bank Ltd.	20,800	165
	Yokogawa Bridge Holdings Corp.	10,100	165
	Osaka Organic Chemical Industry Ltd.	10,900	165
	Tamron Co. Ltd.	6,700	163
	Zenrin Co. Ltd.	25,250	163
[1]	Shoei Foods Corp.	5,500	162
	Taihei Dengyo Kaisha Ltd.	5,300	162
	PHC Holdings Corp.	15,700	161
		Shares	Market Value• ($000)
	IDOM Inc.	25,800	160
*	Nippon Sheet Glass Co. Ltd.	32,774	159
	Shima Seiki Manufacturing Ltd.	11,600	159
	FAN Communications Inc.	52,800	159
	Mitani Sekisan Co. Ltd.	4,500	159
	Belc Co. Ltd.	3,500	158
	Koa Corp.	12,600	158
	Koatsu Gas Kogyo Co. Ltd.	28,900	158
	Shin-Etsu Polymer Co. Ltd.	16,100	158
	Feed One Co. Ltd.	29,080	158
	Kyosan Electric Manufacturing Co. Ltd.	49,900	156
	Sankei Real Estate Inc.	253	156
	Nittoku Co. Ltd.	8,100	156
	Hiday Hidaka Corp.	9,236	155
	Micronics Japan Co. Ltd.	17,000	155
	Megachips Corp.	6,500	154
	Takamatsu Construction Group Co. Ltd.	9,400	153
	ST Corp.	13,100	153
	Taisei Lamick Co. Ltd.	7,200	152
	Shibuya Corp.	8,200	152
	Tokyotokeiba Co. Ltd.	4,800	152
	Curves Holdings Co. Ltd.	26,104	152
	Nitto Boseki Co. Ltd.	10,800	151
	Press Kogyo Co. Ltd.	37,600	151
	Tsurumi Manufacturing Co. Ltd.	8,800	151
	Gree Inc.	29,100	151
	Anicom Holdings Inc.	38,700	151
	Moriroku Holdings Co. Ltd.	10,600	151
	Inaba Seisakusho Co. Ltd.	14,000	150
	Kanamoto Co. Ltd.	8,900	149
	Yellow Hat Ltd.	10,500	149
	NS United Kaiun Kaisha Ltd.	5,100	149
	Nafco Co. Ltd.	10,900	149
	LIFULL Co. Ltd.	91,000	148
	ESCON Japan REIT Investment Corp.	180	148
	Tosei REIT Investment Corp.	155	148
	Bank of Nagoya Ltd.	5,800	147
	Tokyu Construction Co. Ltd.	27,800	147
	FULLCAST Holdings Co. Ltd.	8,066	146
	Kisoji Co. Ltd.	8,400	146
	Valqua Ltd.	5,800	146
	Sakata INX Corp.	17,900	146
	Nikkiso Co. Ltd.	20,700	145
	Qol Holdings Co. Ltd.	15,800	145
	Doutor Nichires Holdings Co. Ltd.	9,200	145
	Retail Partners Co. Ltd.	12,800	144
	Sala Corp.	25,500	144
	Roland Corp.	4,800	144
		Shares	Market Value• ($000)
	Katakura Industries Co. Ltd.	10,700	143
	Arata Corp.	4,400	143
*	Nippon Chemi-Con Corp.	9,600	143
	Sanshin Electronics Co. Ltd.	8,600	143
	Kenko Mayonnaise Co. Ltd.	15,500	142
	Nittetsu Mining Co. Ltd.	5,200	141
	Toho Bank Ltd.	85,400	141
	KFC Holdings Japan Ltd.	6,600	140
	Mandom Corp.	11,800	140
	DyDo Group Holdings Inc.	3,700	138
	Nippon Kanzai Holdings Co. Ltd.	7,100	138
	Fujimori Kogyo Co. Ltd.	5,900	137
	Hamakyorex Co. Ltd.	5,300	136
	Nippon Road Co. Ltd.	2,300	136
	Noritsu Koki Co. Ltd.	8,300	136
	Wakita & Co. Ltd.	13,400	136
	Cosel Co. Ltd.	16,900	135
	Furuno Electric Co. Ltd.	19,800	135
	Amuse Inc.	9,900	135
	Axial Retailing Inc.	5,199	135
	Towa Corp.	8,951	135
[1]	Remixpoint Inc.	73,169	135
	Doshisha Co. Ltd.	8,500	134
	Hibiya Engineering Ltd.	8,100	134
	Life Corp.	6,300	134
	TSI Holdings Co. Ltd.	28,200	134
	Tama Home Co. Ltd.	4,900	134
	Furukawa Battery Co. Ltd.	15,950	134
	MARUKA FURUSATO Corp.	6,900	134
	J Trust Co. Ltd.	45,600	133
*,1	Istyle Inc.	33,400	133
	Strike Co. Ltd.	4,943	133
	GLOBERIDE Inc.	7,200	132
	Sekisui Kasei Co. Ltd.	38,100	132
	Topre Corp.	13,000	132
	VT Holdings Co. Ltd.	33,400	131
	Daiwa Industries Ltd.	12,400	131
	Nihon Trim Co. Ltd.	6,100	131
	Prestige International Inc.	30,000	131
	Itochu Enex Co. Ltd.	15,300	131
*,1	CHIMNEY Co. Ltd.	13,200	131
*	Japan Display Inc.	434,300	131
	WingArc1st Inc.	8,000	131
	TRE Holdings Corp.	15,000	131
	Shinko Shoji Co. Ltd.	14,700	130
	Hokkan Holdings Ltd.	12,600	129
	Aeon Delight Co. Ltd.	5,800	129
	Piolax Inc.	8,700	129
	Nagaileben Co. Ltd.	8,300	129
	Sato Holdings Corp.	7,600	129
	Macromill Inc.	19,300	129
	Keihanshin Building Co. Ltd.	13,600	128
	Ryoyo Electro Corp.	7,000	128
	Konoike Transport Co. Ltd.	10,900	128
44

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Nippon Parking Development Co. Ltd.	73,400	127
	Ricoh Leasing Co. Ltd.	4,400	127
	Aruhi Corp.	15,956	127
*	KNT-CT Holdings Co. Ltd.	10,900	126
	Tenma Corp.	7,300	126
	Pressance Corp.	8,700	126
*	Net Protections Holdings Inc.	33,400	126
	Maruzen Showa Unyu Co. Ltd.	5,000	125
	Sagami Holdings Corp.	12,700	125
	Trancom Co. Ltd.	2,500	125
	JINS Holdings Inc.	5,800	125
	Nishio Holdings Co. Ltd.	5,200	124
	Yamanashi Chuo Bank Ltd.	14,900	124
*	M&A Capital Partners Co. Ltd.	4,400	124
	Infocom Corp.	7,459	124
	Saibu Gas Holdings Co. Ltd.	8,800	123
	SWCC Corp.	9,500	123
	Daikyonishikawa Corp.	24,500	123
	Eiken Chemical Co. Ltd.	10,500	122
	Ichigo Inc.	63,600	122
	Yokorei Co. Ltd.	15,100	122
	Vital KSK Holdings Inc.	16,900	122
	I'll Inc.	6,000	122
	Futaba Corp.	31,400	121
	Melco Holdings Inc.	4,900	121
	Tosei Corp.	10,200	121
	Yamashin-Filter Corp.	48,551	121
*	Kourakuen Holdings Corp.	15,200	120
	Kyokuto Kaihatsu Kogyo Co. Ltd.	9,500	120
	Matsuyafoods Holdings Co. Ltd.	3,802	120
	Sanyo Special Steel Co. Ltd.	6,800	120
	Sumitomo Riko Co. Ltd.	22,600	120
	Restar Holdings Corp.	7,700	120
	Shin Nippon Biomedical Laboratories Ltd.	6,500	119
	Toa Corp.	5,500	119
	Uchida Yoko Co. Ltd.	3,100	118
	Koshidaka Holdings Co. Ltd.	13,904	118
	Pharma Foods International Co. Ltd.	9,100	118
	Wowow Inc.	12,100	117
*	Vision Inc.	9,300	117
*,1	Fujio Food Group Inc.	11,300	117
	Fuji Media Holdings Inc.	12,400	116
	Siix Corp.	11,600	116
	Gakken Holdings Co. Ltd.	18,000	116
	Kurabo Industries Ltd.	6,300	116
		Shares	Market Value• ($000)
	Shikoku Kasei Holdings Corp.	11,100	116
	Ubicom Holdings Inc.	7,300	116
	Ehime Bank Ltd.	18,400	115
*	Matsuya Co. Ltd.	13,300	115
	Sintokogio Ltd.	15,900	115
	Airport Facilities Co. Ltd.	27,041	114
	Daito Pharmaceutical Co. Ltd.	6,100	114
	ARCLANDS Corp.	10,000	113
	Geo Holdings Corp.	9,300	113
	Godo Steel Ltd.	5,000	113
	Hosokawa Micron Corp.	5,200	113
	ESPEC Corp.	7,500	113
	Bell System24 Holdings Inc.	11,000	113
	Airtrip Corp.	5,625	113
	Aeon Hokkaido Corp.	18,800	113
	Sumitomo Densetsu Co. Ltd.	5,400	112
	France Bed Holdings Co. Ltd.	14,000	111
	Obara Group Inc.	3,500	110
	Nohmi Bosai Ltd.	8,500	110
	Vector Inc.	11,600	110
	Nippon Seiki Co. Ltd.	17,200	109
	LITALICO Inc.	6,100	109
	Enplas Corp.	3,200	108
	Ishihara Sangyo Kaisha Ltd.	12,500	108
	Tsukishima Holdings Co. Ltd.	13,300	108
	Union Tool Co.	4,500	108
	Ki-Star Real Estate Co. Ltd.	3,600	108
	Nissei ASB Machine Co. Ltd.	3,400	107
	Okabe Co. Ltd.	17,300	107
	Sanyo Chemical Industries Ltd.	3,400	107
	DKS Co. Ltd.	7,700	107
*	Kappa Create Co. Ltd.	9,500	106
	Sakai Moving Service Co. Ltd.	3,000	106
	Bando Chemical Industries Ltd.	13,100	105
	Fujicco Co. Ltd.	7,400	105
	Furukawa Co. Ltd.	10,600	105
	Giken Ltd.	6,700	105
*,1	PIA Corp.	4,300	105
	Belluna Co. Ltd.	18,900	104
	Miyazaki Bank Ltd.	5,800	104
	K&O Energy Group Inc.	5,800	104
	Aiphone Co. Ltd.	6,500	103
	ASAHI YUKIZAI Corp.	4,400	103
	Denyo Co. Ltd.	7,400	103
	Anest Iwata Corp.	13,700	103
	Tachi-S Co. Ltd.	11,500	103
	Yondoshi Holdings Inc.	7,900	103
	YAMABIKO Corp.	10,400	103
	Alconix Corp.	10,019	102
	Goldcrest Co. Ltd.	7,500	101
	Toyo Corp.	9,800	101
	Arcland Service Holdings Co. Ltd.	4,800	101
	Halows Co. Ltd.	4,200	100
		Shares	Market Value• ($000)
	Teikoku Sen-I Co. Ltd.	7,900	100
	Yurtec Corp.	16,500	100
	S-Pool Inc.	21,565	100
*	Fujita Kanko Inc.	3,800	99
*	Jamco Corp.	9,600	99
	Tsubaki Nakashima Co. Ltd.	14,100	99
	T-Gaia Corp.	8,000	98
	TPR Co. Ltd.	9,500	98
	Tochigi Bank Ltd.	48,000	98
	Genky DrugStores Co. Ltd.	3,300	98
[1]	YA-MAN Ltd.	11,400	98
	EM Systems Co. Ltd.	16,900	98
*,1	Takatori Corp.	3,306	98
	Aoyama Trading Co. Ltd.	14,200	97
	Sumitomo Seika Chemicals Co. Ltd.	3,000	97
	Proto Corp.	11,100	97
	Chofu Seisakusho Co. Ltd.	5,300	96
	SRA Holdings	4,300	96
	Chubu Shiryo Co. Ltd.	11,600	95
	Eagle Industry Co. Ltd.	9,900	95
	Komori Corp.	12,200	95
	Ryobi Ltd.	8,200	95
[1]	Alpen Co. Ltd.	6,200	95
	Inageya Co. Ltd.	7,747	94
	Onward Holdings Co. Ltd.	34,000	94
	Tokai Corp.	6,200	94
	Bank of Saga Ltd.	7,600	93
	Tachibana Eletech Co. Ltd.	6,100	93
	Unipres Corp.	13,300	93
	Starzen Co. Ltd.	5,400	93
	Hoosiers Holdings Co. Ltd.	15,000	93
	Joshin Denki Co. Ltd.	6,200	92
	Daikokutenbussan Co. Ltd.	2,300	92
	Toenec Corp.	3,600	92
	BRONCO BILLY Co. Ltd.	4,600	92
	Pasona Group Inc.	6,700	92
	Sumida Corp.	7,334	91
[1]	Midac Holdings Co. Ltd.	6,500	91
*	Mitsui E&S Co. Ltd.	23,300	90
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	6,500	89
	Mars Group Holdings Corp.	4,000	89
	Rheon Automatic Machinery Co. Ltd.	9,280	89
[1]	Rock Field Co. Ltd.	8,000	89
	Keiyo Co. Ltd.	14,200	88
	Nissin Corp.	5,600	88
	JAC Recruitment Co. Ltd.	4,700	88
	FIDEA Holdings Co. Ltd.	8,790	88
	Carta Holdings Inc.	8,300	88
	Fujibo Holdings Inc.	3,700	87
	Hisaka Works Ltd.	12,900	87
45

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Nihon Nohyaku Co. Ltd.	17,100	87
	Tokushu Tokai Paper Co. Ltd.	4,000	87
	Kamei Corp.	7,500	86
	Krosaki Harima Corp.	1,900	86
	Riken Vitamin Co. Ltd.	5,700	86
	Shinwa Co. Ltd.	5,400	85
	Weathernews Inc.	1,700	85
*	Modec Inc.	7,800	85
	HI-LEX Corp.	9,400	85
	Mitsui DM Sugar Holdings Co. Ltd.	5,000	84
	Solasto Corp.	18,000	84
	METAWATER Co. Ltd.	6,400	84
	Mimasu Semiconductor Industry Co. Ltd.	4,300	83
	Broadleaf Co. Ltd.	26,400	83
	Akatsuki Inc.	4,989	83
	G-Tekt Corp.	7,500	82
	Sinko Industries Ltd.	6,159	82
	Pack Corp.	3,600	82
	COLOPL Inc.	17,400	82
	Kyodo Printing Co. Ltd.	3,900	81
	Miroku Jyoho Service Co. Ltd.	6,500	81
	Dai-Dan Co. Ltd.	4,500	81
	Osaki Electric Co. Ltd.	19,500	81
	Chilled & Frozen Logistics Holdings Co. Ltd.	8,300	81
	Riso Kyoiku Co. Ltd.	36,600	80
	Itochu-Shokuhin Co. Ltd.	2,000	80
	Torishima Pump Manufacturing Co. Ltd.	6,900	80
	Mitsubishi Research Institute Inc.	2,200	80
	Elematec Corp.	6,200	79
	Aeon Fantasy Co. Ltd.	3,300	79
	Mitsuba Corp.	18,300	79
[1]	Okuwa Co. Ltd.	11,800	78
	Ryoden Corp.	5,100	78
	Sanei Architecture Planning Co. Ltd.	7,200	78
	Kyoei Steel Ltd.	5,800	78
	Sparx Group Co. Ltd.	7,140	78
	Computer Engineering & Consulting Ltd.	7,426	77
*	Tatsuta Electric Wire & Cable Co. Ltd.	14,600	77
	Alpha Systems Inc.	2,500	76
	Ines Corp.	7,400	76
	Seikagaku Corp.	12,300	76
	Shimojima Co. Ltd.	9,000	76
	Japan Transcity Corp.	15,200	76
	Elan Corp.	10,200	76
	TechMatrix Corp.	6,400	76
	Oriental Shiraishi Corp.	31,300	76
	DKK Co. Ltd.	4,400	75
	TV Asahi Holdings Corp.	6,500	75
	Ichiyoshi Securities Co. Ltd.	17,300	75
		Shares	Market Value• ($000)
	Kansai Food Market Ltd.	6,600	75
	Taki Chemical Co. Ltd.	2,200	75
	World Holdings Co. Ltd.	3,700	75
*,1	SRE Holdings Corp.	3,360	75
	Takaoka Toko Co. Ltd.	4,900	74
	Central Security Patrols Co. Ltd.	3,519	73
[1]	Kojima Co. Ltd.	17,300	73
*	Kintetsu Department Store Co. Ltd.	4,000	73
	Tosho Co. Ltd.	7,200	73
	Shin Nippon Air Technologies Co. Ltd.	5,100	73
	JP-Holdings Inc.	31,100	72
	Honeys Holdings Co. Ltd.	6,260	72
	Toyo Kanetsu KK	3,600	72
	Maxvalu Tokai Co. Ltd.	3,600	72
	Matsuda Sangyo Co. Ltd.	4,300	71
	SIGMAXYZ Holdings Inc.	9,000	71
	Cawachi Ltd.	4,000	69
	Ichikoh Industries Ltd.	17,000	69
	Pole To Win Holdings Inc.	10,300	69
	ASKA Pharmaceutical Holdings Co. Ltd.	7,400	69
	ES-Con Japan Ltd.	10,700	68
	Yorozu Corp.	10,300	68
	Fixstars Corp.	6,600	68
	Nitto Kohki Co. Ltd.	4,500	67
	Tayca Corp.	7,561	67
	Aichi Steel Corp.	3,300	66
	J-Oil Mills Inc.	5,600	66
	Xebio Holdings Co. Ltd.	7,400	66
	Happinet Corp.	4,500	65
	Nichiden Corp.	4,300	64
	Riken Corp.	3,200	64
	JM Holdings Co. Ltd.	4,400	64
	Icom Inc.	3,100	63
	Toho Zinc Co. Ltd.	4,600	63
	GMO GlobalSign Holdings KK	2,222	63
	Direct Marketing MiX Inc.	7,200	63
	Daiken Corp.	3,600	62
	Neturen Co. Ltd.	11,600	62
	Toa Corp. (XTKS)	9,800	62
*	Unitika Ltd.	38,700	62
	World Co. Ltd.	5,500	62
	Optorun Co. Ltd.	4,100	62
	Japan Best Rescue System Co. Ltd.	10,955	62
	SB Technology Corp.	3,600	62
*	Arisawa Manufacturing Co. Ltd.	6,700	62
	AOKI Holdings Inc.	8,800	61
	Shindengen Electric Manufacturing Co. Ltd.	2,400	61
	Hochiki Corp.	5,000	59
	Sakai Chemical Industry Co. Ltd.	4,400	59
		Shares	Market Value• ($000)
	KPP Group Holdings Co. Ltd.	12,416	59
	Central Sports Co. Ltd.	3,050	58
	Fudo Tetra Corp.	4,400	58
	Kurimoto Ltd.	3,900	58
	Ministop Co. Ltd.	5,600	58
	Nippon Beet Sugar Manufacturing Co. Ltd.	4,600	58
*	CTI Engineering Co. Ltd.	2,400	58
*	PKSHA Technology Inc.	4,152	58
	Advan Group Co. Ltd.	8,200	57
*	Optim Corp.	8,298	57
	Futaba Industrial Co. Ltd.	16,800	56
	Shibusawa Warehouse Co. Ltd.	3,300	56
	WDB Holdings Co. Ltd.	3,740	56
	Link & Motivation Inc.	15,500	56
	Corona Corp. Class A	8,100	55
	Onoken Co. Ltd.	4,800	55
	Hito Communications Holdings Inc.	4,700	55
	JDC Corp.	12,200	55
	G-7 Holdings Inc.	5,200	55
*	MedPeer Inc.	6,711	55
	Taiho Kogyo Co. Ltd.	10,100	54
	Arakawa Chemical Industries Ltd.	7,400	54
	Kanaden Corp.	6,100	54
	Komatsu Matere Co. Ltd.	10,700	54
	Nippon Sharyo Ltd.	3,483	53
	Osaka Steel Co. Ltd.	5,500	53
[1]	Kitanotatsujin Corp.	22,900	53
	Kanamic Network Co. Ltd.	16,300	53
	Yahagi Construction Co. Ltd.	8,200	52
*,1	Open Door Inc.	4,800	52
	NEC Capital Solutions Ltd.	2,600	51
	V-Cube Inc.	13,239	51
	Marusan Securities Co. Ltd.	16,100	50
	Ohara Inc.	5,800	49
	IR Japan Holdings Ltd.	3,100	49
	Nippon Rietec Co. Ltd.	5,200	49
	Hodogaya Chemical Co. Ltd.	2,100	48
	Takamiya Co. Ltd.	14,800	48
	Kanagawa Chuo Kotsu Co. Ltd.	2,000	47
	ValueCommerce Co. Ltd.	4,800	46
	Kawada Technologies Inc.	1,500	45
	Medical Data Vision Co. Ltd.	7,500	45
	Chuo Spring Co. Ltd.	8,200	44
	Fukui Computer Holdings Inc.	2,200	44
	CMIC Holdings Co. Ltd.	3,100	44
46

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Sanoh Industrial Co. Ltd.	8,600	44
*	FDK Corp.	6,800	43
*	Sourcenext Corp.	24,700	42
	Digital Holdings Inc.	4,895	42
*	Gurunavi Inc.	16,000	42
	Tokyo Energy & Systems Inc.	6,000	40
	Artnature Inc.	7,000	40
*	RPA Holdings Inc.	14,163	40
	Iseki & Co. Ltd.	4,400	39
*	BrainPad Inc.	7,710	39
	Tess Holdings Co. Ltd.	4,400	39
*	Daisyo Corp.	4,500	38
	Marvelous Inc.	7,600	38
	Okura Industrial Co. Ltd.	2,400	38
	Tsutsumi Jewelry Co. Ltd.	2,300	38
	Softcreate Holdings Corp.	3,242	38
	CI Takiron Corp.	10,000	37
	Chori Co. Ltd.	1,900	36
	Asahi Co. Ltd.	3,800	36
	Ebase Co. Ltd.	7,100	36
	Inui Global Logistics Co. Ltd.	2,647	34
	Nakayama Steel Works Ltd.	5,000	32
*	COOKPAD Inc.	22,500	32
	Tokyo Rakutenchi Co. Ltd.	1,000	31
*	KLab Inc.	10,800	31
	Kyokuto Securities Co. Ltd.	6,700	30
	Japan Medical Dynamic Marketing Inc.	3,957	30
*	Atrae Inc.	5,000	30
	Cleanup Corp.	5,000	28
	Tomoku Co. Ltd.	2,400	28
	MTI Ltd.	7,000	27
	Enigmo Inc.	8,700	27
	JSP Corp.	2,300	26
*	Taiko Pharmaceutical Co. Ltd.	9,157	26
	Kamakura Shinsho Ltd.	3,700	25
	Robot Home Inc.	15,300	25
*	TerraSky Co. Ltd.	1,312	25
*	Akebono Brake Industry Co. Ltd.	21,900	24
	Fibergate Inc.	2,603	24
*	Right On Co. Ltd.	5,100	22
	Gecoss Corp.	3,200	21
	Oro Co. Ltd.	1,142	21
*	Nippon Coke & Engineering Co. Ltd.	28,400	19
*	Media Do Co. Ltd.	1,830	19
	I-PEX Inc.	1,800	18
	Raccoon Holdings Inc.	2,681	14
	Tokyo Base Co. Ltd.	2,650	9
	Linical Co. Ltd.	1,300	7
*	Gunosy Inc.	1,500	7
			2,225,325
		Shares	Market Value• ($000)
Kuwait (0.1%)
	National Bank of Kuwait SAKP	3,974,530	13,048
	Kuwait Finance House KSCP	4,803,001	11,737
	Mobile Telecommunications Co. KSCP	988,662	1,842
	Agility Public Warehousing Co. KSC	780,475	1,584
	Boubyan Bank KSCP	597,885	1,320
	Gulf Bank KSCP	985,474	907
	Mabanee Co. KPSC	345,357	861
	National Industries Group Holding SAK	877,281	623
*	Humansoft Holding Co. KSC	45,542	580
	Warba Bank KSCP	719,966	538
	Kuwait Projects Co. Holding KSCP	1,240,897	531
	Boubyan Petrochemicals Co. KSCP	185,530	495
	Kuwait Telecommunications Co.	172,303	334
	Salhia Real Estate Co. KSCP	196,457	327
	Burgan Bank SAK	402,580	285
	Boursa Kuwait Securities Co. KPSC	45,883	269
	Jazeera Airways Co. KSCP	36,876	217
*	National Real Estate Co. KPSC	540,105	149
	Kuwait International Bank KSCP	231,840	141
*	Alimtiaz Investment Group KSC	502,896	103
	Integrated Holding Co. KCSC	74,047	97
			35,988
Malaysia (0.2%)
	Malayan Banking Bhd.	3,753,781	7,295
	Public Bank Bhd.	7,542,430	6,586
	CIMB Group Holdings Bhd.	3,536,352	4,018
	Tenaga Nasional Bhd.	1,694,274	3,384
	Petronas Chemicals Group Bhd.	1,464,889	2,331
	Press Metal Aluminium Holdings Bhd.	1,792,560	2,077
	CELCOMDIGI Bhd.	2,061,700	2,036
	Ihh Healthcare Bhd.	1,542,920	1,985
	Sime Darby Plantation Bhd.	1,919,375	1,847
	Axiata Group Bhd.	2,407,951	1,618
	Hong Leong Bank Bhd.	333,500	1,507
	MISC Bhd.	875,321	1,434
	PPB Group Bhd.	375,940	1,371
	Genting Bhd.	1,202,800	1,270
	Dialog Group Bhd.	2,165,448	1,115
	IOI Corp. Bhd.	1,293,840	1,111
	Gamuda Bhd.	1,183,000	1,102
	Maxis Bhd.	1,093,900	1,081
	Petronas Gas	283,900	1,076
	RHB Bank Bhd.	865,050	1,064
		Shares	Market Value• ($000)
	Kuala Lumpur Kepong Bhd.	219,500	1,060
	Nestle Malaysia Bhd.	32,800	997
*	Malaysia Airports Holdings Bhd.	569,400	901
	Sime Darby Bhd.	1,839,075	896
	AMMB Holdings Bhd.	997,500	809
	Genting Malaysia Bhd.	1,280,200	780
	Inari Amertron Bhd.	1,473,675	765
	QL Resources Bhd.	592,690	751
	IJM Corp. Bhd.	1,974,620	692
	Petronas Dagangan Bhd.	133,200	677
	Yinson Holdings Bhd.	1,052,620	619
	Telekom Malaysia Bhd.	553,700	617
	TIME dotCom Bhd.	499,700	616
*	Top Glove Corp. Bhd.	2,621,500	578
	Hong Leong Financial Group Bhd.	131,542	535
	My EG Services Bhd.	2,904,500	516
	Pentamaster Corp. Bhd.	456,300	504
	Fraser & Neave Holdings Bhd.	83,300	496
	Alliance Bank Malaysia Bhd.	622,400	465
	KPJ Healthcare Bhd.	1,748,200	439
	Bursa Malaysia Bhd.	301,750	425
	Sunway REIT	1,119,900	405
	YTL Corp. Bhd.	2,494,212	370
	Frontken Corp. Bhd.	533,400	366
[2]	MR DIY Group M Bhd.	1,023,750	363
	D&O Green Technologies Bhd.	387,200	358
	Axis REIT	812,000	346
	ViTrox Corp. Bhd.	191,700	344
	Hartalega Holdings Bhd.	779,800	330
	Mega First Corp. Bhd.	428,700	329
	Westports Holdings Bhd.	410,900	326
*	Bumi Armada Bhd.	2,007,550	303
	Malaysian Pacific Industries Bhd.	47,200	302
	Genting Plantations Bhd.	223,600	301
*	PMB Technology Bhd.	316,060	295
	UMW Holdings Bhd.	296,100	257
*	Berjaya Corp. Bhd.	3,557,133	240
	Scientex Bhd.	313,200	240
	Chin Hin Group Bhd.	243,600	237
	United Plantations Bhd.	63,000	234
	British American Tobacco Malaysia Bhd.	94,900	225
	VS Industry Bhd.	1,129,200	207
	Syarikat Takaful Malaysia Keluarga Bhd.	254,400	188
	FGV Holdings Bhd.	539,000	181
	Hibiscus Petroleum Bhd.	751,900	173
*	Greatech Technology Bhd.	159,200	172
	BerMaz Auto Bhd.	320,120	166
47

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Dagang NeXchange Bhd.	1,278,800	150
	CTOS Digital Bhd.	456,400	145
*	Malaysia Building Society Bhd.	1,037,300	144
	Kossan Rubber Industries Bhd.	507,100	142
	Supermax Corporation Bhd.	719,433	141
	Padini Holdings Bhd.	151,000	137
[2]	Lotte Chemical Titan Holding Bhd.	424,800	119
	DRB-Hicom Bhd.	333,800	106
	Astro Malaysia Holdings Bhd.	557,587	87
	Berjaya Sports Toto Bhd.	277,549	87
	UWC Bhd.	116,100	84
*	Velesto Energy Bhd.	1,473,763	77
	Cahya Mata Sarawak Bhd.	244,700	62
	SP Setia Bhd. Group	482,100	62
	Malaysian Resources Corp. Bhd.	667,900	46
*	Hong Seng Consolidated Bhd.	1,559,800	46
	UEM Sunrise Bhd.	780,000	45
	WCT Holdings Bhd.	339,641	34
*	Sunway Bhd. Warrants Exp. 10/3/24	57,011	4
*	Velesto Energy Bhd. Warrants Exp. 10/18/24	467,368	3
*	Malaysian Resources Corp. Bhd. Warrants Exp. 10/29/27	95,161	1
*,3	Serba Dinamik Holdings Bhd. Warrants Exp. 12/5/24	97,620	—
			68,426
Mexico (0.3%)
	America Movil SAB de CV Series B	14,862,375	16,028
	Grupo Financiero Banorte SAB de CV Class O	1,516,003	13,110
	Wal-Mart de Mexico SAB de CV	2,738,259	11,040
	Fomento Economico Mexicano SAB de CV	963,566	9,374
	Grupo Mexico SAB de CV Series B	1,672,883	8,226
	Grupo Bimbo SAB de CV Series A	1,164,900	6,239
*	Cemex SAB de CV	8,046,302	4,833
	Grupo Aeroportuario del Pacifico SAB de CV Class B	180,150	3,205
	Grupo Aeroportuario del Sureste SAB de CV Class B	104,796	3,008
*	Grupo Financiero Inbursa SAB de CV Class O	1,107,000	2,694
	Coca-Cola Femsa SAB de CV	284,060	2,345
	Fibra Uno Administracion SA de CV	1,548,673	2,140
		Shares	Market Value• ($000)
	Arca Continental SAB de CV	221,900	2,112
	Grupo Elektra SAB de CV	31,629	2,027
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	157,488	1,731
	Grupo Comercial Chedraui SA de CV	254,059	1,502
	Gruma SAB de CV Class B	95,870	1,501
	Grupo Carso SAB de CV	238,567	1,347
	Grupo Televisa SAB	1,246,834	1,265
[2]	Banco del Bajio SA	371,738	1,223
	Alfa SAB de CV Class A	1,872,300	1,188
	Promotora y Operadora de Infraestructura SAB de CV	111,556	1,160
	Corp. Inmobiliaria Vesta SAB de CV	344,801	1,089
	Orbia Advance Corp. SAB de CV	469,758	1,082
	Prologis Property Mexico SA de CV	291,885	1,008
	Kimberly-Clark de Mexico SAB de CV Class A	427,500	970
*	Industrias Penoles SAB de CV	62,878	966
	TF Administradora Industrial S de RL de CV	473,746	888
*	Regional SAB de CV	119,800	877
*	Alsea SAB de CV	262,700	704
[2]	Macquarie Mexico Real Estate Management SA de CV	414,800	682
	Becle SAB de CV	286,000	660
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	550,900	649
	El Puerto de Liverpool SAB de CV Class C1	103,000	629
	Bolsa Mexicana de Valores SAB de CV	274,000	606
	La Comer SAB de CV	270,574	590
	GCC SAB de CV	73,200	582
	Qualitas Controladora SAB de CV	87,764	580
	Gentera SAB de CV	525,200	578
	Operadora De Sites Mexicanos SAB de CV	595,065	578
*	Sitios Latinoamerica SAB de CV	1,091,109	442
	Megacable Holdings SAB de CV	146,462	396
*,2	Nemak SAB de CV	1,469,999	340
	Genomma Lab Internacional SAB de CV Class B	388,063	323
*,2	Grupo Traxion SAB de CV	159,535	311
	Alpek SAB de CV	188,017	199
	Concentradora Fibra Danhos SA de CV	111,508	148
	Grupo Rotoplas SAB de CV	69,601	97
			113,272
		Shares	Market Value• ($000)
Netherlands (1.1%)
	ASML Holding NV	213,249	135,331
	Prosus NV	390,750	29,241
*,2	Adyen NV	15,600	25,067
	ING Groep NV	1,913,606	23,733
	Wolters Kluwer NV	132,196	17,515
	Koninklijke Ahold Delhaize NV Class B	508,687	17,491
	Heineken NV	133,243	15,300
*	DSM-Firmenich AG	92,260	12,073
	Koninklijke Philips NV	466,432	9,847
	ASM International NV	24,357	8,843
	Universal Music Group NV	397,673	8,688
	Akzo Nobel NV	93,522	7,758
	ArcelorMittal SA	251,924	7,157
	Koninklijke KPN NV	1,670,059	6,091
	Heineken Holding NV	62,376	5,987
	NN Group NV	147,886	5,515
	IMCD NV	30,235	4,552
*	EXOR NV	54,050	4,448
	Aegon NV	895,184	4,084
	BE Semiconductor Industries NV	40,834	3,676
	ASR Nederland NV	77,667	3,416
[1,2]	ABN AMRO Bank NV GDR	207,503	3,326
	Randstad NV	57,529	3,126
	Aalberts NV	50,373	2,327
[2]	Signify NV	67,436	2,252
*,2	Just Eat Takeaway.com NV	93,652	1,642
	Arcadis NV	34,581	1,428
	OCI NV	51,136	1,347
	JDE Peet's NV	43,654	1,328
	Koninklijke Vopak NV Class B	33,891	1,295
*	Allfunds Group plc	183,774	1,219
*,1,2	Basic-Fit NV	27,444	1,164
[1]	SBM Offshore NV	80,431	1,137
*,1	Galapagos NV	28,777	1,117
*	InPost SA	101,331	1,088
	Corbion NV	33,842	1,065
	TKH Group NV	21,594	1,045
*,2	Alfen NV	11,334	917
	APERAM SA	22,041	817
*	Fugro NV	54,113	767
[1,2]	CTP NV	54,036	709
	Eurocommercial Properties NV	25,151	603
	AMG Advanced Metallurgical Group NV	15,733	587
	PostNL NV	207,848	374
*,2	Just Eat Takeaway.com NV (XLON)	20,742	364
	Sligro Food Group NV	19,031	332
	Majorel Group Luxembourg SA Class B	9,565	310
	Flow Traders Ltd.	12,164	301
*	TomTom NV	34,247	294
	Koninklijke BAM Groep NV	130,608	286
	Brunel International NV	20,680	280
	Wereldhave NV	16,890	259
	Vastned Retail NV	10,192	232
	NSI NV	7,906	182
48

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Ebusco Holding NV	7,222	71
[2]	B&S Group Sarl	7,543	33
			389,437
New Zealand (0.1%)
	Fisher & Paykel Healthcare Corp. Ltd.	301,574	5,173
*	Auckland International Airport Ltd.	620,034	3,395
	Spark New Zealand Ltd.	1,001,326	3,244
	EBOS Group Ltd.	83,289	2,286
	Infratil Ltd.	378,552	2,238
	Meridian Energy Ltd.	657,328	2,226
	Mainfreight Ltd.	44,776	1,989
	Contact Energy Ltd.	400,187	1,941
	Mercury NZ Ltd.	379,901	1,492
*	a2 Milk Co. Ltd.	365,390	1,335
	Chorus Ltd.	248,139	1,327
	Fletcher Building Ltd.	426,263	1,189
	Ryman Healthcare Ltd.	278,018	913
	Goodman Property Trust	575,791	779
	Summerset Group Holdings Ltd.	139,748	704
	Freightways Group Ltd.	105,864	622
*	SKYCITY Entertainment Group Ltd.	397,584	590
	Precinct Properties New Zealand Ltd.	675,233	518
	Kiwi Property Group Ltd.	715,522	408
*	Air New Zealand Ltd.	830,223	391
	Genesis Energy Ltd.	231,807	389
	Skellerup Holdings Ltd.	125,498	379
	Heartland Group Holdings Ltd.	378,683	373
*	Pushpay Holdings Ltd.	381,240	335
	Vector Ltd.	132,396	325
	Argosy Property Ltd.	433,607	301
	Vital Healthcare Property Trust	205,165	296
	Stride Property Group	277,616	222
	SKY Network Television Ltd.	112,768	184
	Scales Corp. Ltd.	90,087	176
	KMD Brands Ltd.	240,079	165
	Oceania Healthcare Ltd.	327,119	140
*	Pacific Edge Ltd.	343,802	99
*	Synlait Milk Ltd.	35,408	35
			36,179
Norway (0.2%)
	Equinor ASA	488,067	14,052
	DNB Bank ASA	537,656	9,457
	Norsk Hydro ASA	708,199	5,212
	Mowi ASA	232,162	4,430
	Telenor ASA	344,301	4,296
	Aker BP ASA	163,857	3,917
	Yara International ASA	86,457	3,482
	Orkla ASA	408,537	2,936
	Bakkafrost P/F	27,842	2,030
	Storebrand ASA	252,128	1,945
		Shares	Market Value• ($000)
	TOMRA Systems ASA	120,418	1,847
	Kongsberg Gruppen ASA	39,362	1,768
	Salmar ASA	36,608	1,626
	Gjensidige Forsikring ASA	86,677	1,510
	Subsea 7 SA	122,874	1,405
*	NEL ASA	825,555	1,135
*	Adevinta ASA	138,641	1,068
	Aker ASA Class A	16,625	1,016
	SpareBank 1 SR-Bank ASA	86,141	1,009
	TGS ASA	60,760	953
	Borregaard ASA	56,681	948
*	Nordic Semiconductor ASA	77,787	842
	Schibsted ASA Class B	50,367	816
*,1,2	AutoStore Holdings Ltd.	372,665	803
	SpareBank 1 SMN	61,573	796
	Schibsted ASA Class A	42,619	757
	Hafnia Ltd.	124,006	673
	Leroy Seafood Group ASA	120,937	637
*	Kahoot! ASA	237,659	620
*	Borr Drilling Ltd.	89,213	618
[2]	Europris ASA	84,603	606
	Veidekke ASA	52,587	605
	Atea ASA	42,801	589
	Var Energi ASA	195,803	514
	Aker Solutions ASA	140,416	501
	FLEX LNG Ltd.	13,722	476
	Wallenius Wilhelmsen ASA	62,865	470
*,2	Elkem ASA	125,425	425
	Austevoll Seafood ASA	43,237	407
[2]	Scatec ASA	61,320	401
	MPC Container Ships ASA	239,008	392
[2]	Entra ASA	35,351	359
[2]	BW LPG Ltd.	41,482	335
	DNO ASA	291,998	292
	Bonheur ASA	12,277	274
*,2	Crayon Group Holding ASA	35,256	273
	Hoegh Autoliners ASA	39,215	255
	Grieg Seafood ASA	26,579	223
	Stolt-Nielsen Ltd.	7,735	223
	Wilh Wilhelmsen Holding ASA Class A	6,785	178
	Sparebank 1 Oestlandet	14,697	173
*	Aker Carbon Capture ASA	151,502	155
*	Hexagon Composites ASA Class B	43,276	131
*	BW Energy Ltd.	46,024	124
	BW Offshore Ltd.	39,903	106
	Arendals Fossekompani ASA	4,855	100
*,1	Aker Horizons ASA	119,449	94
			81,285
Pakistan (0.0%)
	Engro Corp. Ltd.	173,226	188
	MCB Bank Ltd.	411,320	174
		Shares	Market Value• ($000)
	Fauji Fertilizer Co. Ltd.	469,991	171
	Oil & Gas Development Co. Ltd.	428,242	130
*	Lucky Cement Ltd.	69,998	99
	Hub Power Co. Ltd.	384,498	97
*	TRG Pakistan	249,819	96
	Habib Bank Ltd.	345,659	88
	Pakistan Oilfields Ltd.	53,810	78
	Pakistan State Oil Co. Ltd.	171,596	70
	Pakistan Petroleum Ltd.	260,712	61
	Engro Fertilizers Ltd.	189,840	56
	Millat Tractors Ltd.	29,485	54
	United Bank Ltd.	95,600	41
*	Systems Ltd.	22,775	37
*	Searle Co. Ltd.	69,629	13
	DG Khan Cement Co. Ltd.	74,169	12
	Nishat Mills Ltd.	14,792	3
			1,468
Philippines (0.1%)
	SM Prime Holdings Inc.	5,573,450	3,424
	Bdo Unibank Inc.	1,232,572	3,213
	International Container Terminal Services Inc.	564,300	2,213
	Bank of The Philippines Islands	993,162	1,932
	Ayala Land Inc.	3,921,800	1,895
	Ayala Corp.	149,595	1,733
	JG Summit Holdings Inc.	1,637,123	1,503
	Universal Robina Corp.	443,580	1,180
	Metropolitan Bank & Trust Co.	1,030,859	1,092
	PLDT Inc.	47,775	1,040
	Manila Electric Co.	142,505	874
	Jollibee Foods Corp.	207,330	843
	Emperador Inc.	1,665,300	628
	Metro Pacific Investments Corp.	7,516,300	602
	Globe Telecom Inc.	19,369	596
[2]	Monde Nissin Corp.	3,498,200	591
*	AC Energy Corp.	4,591,385	500
	Alliance Global Group Inc.	1,938,100	483
	Aboitiz Power Corp.	700,320	482
	DMCI Holdings Inc.	2,550,100	452
	GT Capital Holdings Inc.	48,085	416
	Wilcon Depot Inc.	747,100	391
	San Miguel Corp.	198,800	381
	Security Bank Corp.	215,650	360
	Robinsons Retail Holdings Inc.	337,760	332
	Puregold Price Club Inc.	511,480	301
	Semirara Mining & Power Corp. Class A	591,836	289
*	Converge Information and Communications Technology Solutions Inc.	1,323,800	283
*	Bloomberry Resorts Corp.	1,343,300	255
49

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Manila Water Co. Inc.	725,000	252
*	Robinson's Land Corp.	899,361	235
	LT Group Inc.	1,264,300	232
	Century Pacific Food Inc.	394,200	184
	AREIT Inc.	278,300	169
	RL Commercial REIT Inc.	1,581,200	165
	Megaworld Corp.	4,417,900	160
	D&L Industries Inc.	751,700	114
*	Cebu Air Inc.	140,740	100
	First Gen Corp.	286,238	82
	Filinvest Land Inc.	3,588,000	51
	Vista Land & Lifescapes Inc.	1,030,808	33
			30,061
Poland (0.1%)
	Polski Koncern Naftowy ORLEN SA	302,025	4,608
	Powszechna Kasa Oszczednosci Bank Polski SA	446,435	3,452
	Powszechny Zaklad Ubezpieczen SA	293,714	2,706
*,2	Dino Polska SA	25,570	2,608
	KGHM Polska Miedz SA	72,560	2,087
	Bank Polska Kasa Opieki SA	85,212	1,971
	LPP SA	625	1,802
*,2	Allegro.eu SA	220,869	1,741
	Santander Bank Polska SA	16,913	1,376
[1]	CD Projekt SA	37,534	1,024
*	KRUK SA	8,768	791
*	Pepco Group NV	76,976	738
*	Orange Polska SA	415,849	724
*	PGE Polska Grupa Energetyczna SA	372,240	617
*	Alior Bank SA	52,633	551
	Asseco Poland SA	26,487	537
*	mBank SA	6,177	517
	Cyfrowy Polsat SA	113,971	478
*	Bank Millennium SA	293,323	348
	Bank Handlowy w Warszawie SA	15,710	339
*	CCC SA	27,798	300
*	Tauron Polska Energia SA	581,627	290
*	Jastrzebska Spolka Weglowa SA	21,805	226
*	Enea SA	121,022	196
*	Kernel Holding SA	34,594	151
*	Grupa Azoty SA	18,927	146
	Warsaw Stock Exchange	14,040	122
*	AmRest Holdings SE	24,770	112
	Ciech SA	4,823	56
			30,614
Portugal (0.1%)
	EDP - Energias de Portugal SA	1,508,277	8,311
	Jeronimo Martins SGPS SA	144,815	3,654
	Galp Energia SGPS SA	269,410	3,255
*	EDP Renovaveis SA	125,925	2,799
	Banco Comercial Portugues SA Class R	3,943,496	1,014
		Shares	Market Value• ($000)
	Sonae SGPS SA	501,344	572
	NOS SGPS SA	128,575	565
	REN - Redes Energeticas Nacionais SGPS SA	181,547	527
	Navigator Co. SA	112,017	411
	CTT-Correios de Portugal SA	84,886	351
	Corticeira Amorim SGPS SA	20,927	236
*,1	Greenvolt-Energias Renovaveis SA	30,676	208
	Altri SGPS SA	31,778	165
	Semapa-Sociedade de Investimento e Gestao	5,989	91
			22,159
Qatar (0.1%)
	Qatar National Bank QPSC	2,381,031	10,082
	Qatar Islamic Bank SAQ	949,377	4,692
	Industries Qatar QSC	866,100	3,052
	Commercial Bank PSQC	1,833,533	2,973
	Masraf Al Rayan QSC	3,328,914	2,349
	Qatar International Islamic Bank QSC	633,818	1,733
	Qatar Gas Transport Co. Ltd.	1,391,098	1,518
	Qatar Fuel QSC	323,702	1,478
	Ooredoo QPSC	461,773	1,257
	Mesaieed Petrochemical Holding Co.	2,158,152	1,181
	Qatar Electricity & Water Co. QSC	236,290	1,086
	Barwa Real Estate Co.	1,118,388	772
	Qatar Navigation QSC	269,822	672
	Qatar Aluminum Manufacturing Co.	1,449,416	617
	Doha Bank QPSC	1,146,147	489
	Vodafone Qatar QSC	803,696	380
	Gulf International Services QSC	464,828	270
	United Development Co. QSC	853,995	264
	Medicare Group	150,777	249
*	Ezdan Holding Group QSC	889,166	235
	Al Meera Consumer Goods Co. QSC	43,330	173
			35,522
Romania (0.0%)
	Banca Transilvania SA	296,094	1,269
	OMV Petrom SA (XBSE)	7,208,828	782
	Societatea Nationala Nuclearelectrica SA	27,936	286
*	MED Life SA	60,129	249
	One United Properties SA	1,062,086	198
	Teraplast SA	521,432	67
			2,851
Russia (0.0%)
*,3	Inter Rao Ues PJSC	21,942,572	—
*,3	MMC Norilsk Nickel PJSC ADR	41,515	—
		Shares	Market Value• ($000)
*,3	Sberbank of Russia PJSC	4,728,611	—
*,3	Mobile TeleSystems PJSC ADR	8,900	—
*,3	Moscow Exchange MICEX-RTS PJSC	658,425	—
*,3	Magnit PJSC GDR (Registered)	55,799	—
*,3	MMC Norilsk Nickel PJSC	19,363	—
*,3	LUKOIL PJSC ADR	7,567	—
*,3	Gazprom PJSC ADR	313,870	—
*,3	Surgutneftegas PJSC ADR	47,140	—
*,3	Tatneft PSJC ADR	54,709	—
*,3	Mechel PJSC Preference Shares	45,248	—
*,3	Alrosa PJSC	1,231,670	—
*,3	PhosAgro PJSC	15,783	—
*,2,3	Detsky Mir PJSC	260,150	—
*,3	United Co. Rusal International	1,172,328	—
*,3	Unipro PJSC	4,599,900	—
*,3	OGK-2 PJSC	12,702,000	—
*,3	Polyus PJSC	13,233	—
*,3	Raspadskaya OJSC	42,160	—
*,3	TGC-1 PJSC	1,082,800,000	—
*,3	RusHydro PJSC	48,994,242	—
*,3	Aeroflot PJSC	460,151	—
*,3	Rostelecom PJSC	423,403	—
*,3	Mechel PJSC	111,128	—
*,3	Tatneft PJSC	225,781	—
*,3	Rosseti Lenenergo PJSC Preference Shares	65,770	—
*,3	LSR Group PJSC Class A	8,952	—
*,3	Novolipetskiy Metallurgicheskiy Kombinat PJSC	493,984	—
*,3	Mobile TeleSystems PJSC	325,942	—
*,3	Magnit PJSC	21,158	—
*,3	Novatek PJSC	475,632	—
*,3	Gazprom PJSC	4,172,369	—
*,3	Mosenergo PJSC	4,418,467	—
*,3	Transneft PJSC Preference Shares	665	—
*,3	Federal Grid Co.	97,070,000	—
*,3	Lukoil PJSC	169,538	—
*,3	M Video PJSC	64,788	—
*,3	Rosneft Oil Co. PJSC	468,990	—
*,3	Magnitogorsk Iron & Steel Works PJSC	837,541	—
*,3	Tatneft PJSC Preference Shares	206,884	—
*,3	VTB Bank PJSC	2,095,416,403	—
*,3	ROSSETI PJSC	10,882,193	—
*,3	EL5-ENERO PJSC	10,241,000	—
*,3	Bashneft PJSC Preference Shares	5,732	—
*,3	Sistema PJSFC	1,740,320	—
*,3	Severstal PAO PJSC	82,549	—
*,3	Surgutneftegas PJSC	3,687,540	—
*,3	Surgutneftegas PJSC Preference Shares	3,000,000	—
*,3	Credit Bank of Moscow PJSC	5,908,600	—
*,3	Sovcomflot PJSC	170,280	—
*,3	Samolet Group	3,481	—
50

Total World Stock Index Fund
		Shares	Market Value• ($000)
*,3	Novorossiysk Commercial Sea Port PJSC	2,266,500	—
*,3	Bank St. Petersburg PJSC	83,530	—
*,3	IDGC of Centre and Volga Region PJSC	41,250,000	—
*,3	Cherkizovo Group PJSC	224	—
*,2,3	Segezha Group PJSC	947,500	—
*,3	PhosAgro PJSC GDR	214	—
			—
Saudi Arabia (0.5%)
	Al Rajhi Bank	1,040,912	21,484
	Saudi National Bank	1,156,073	15,173
[2]	Saudi Arabian Oil Co.	1,482,455	14,289
	Saudi Basic Industries Corp.	480,780	11,896
	Saudi Telecom Co.	949,943	11,434
*	Saudi Arabian Mining Co.	427,653	8,000
	Riyad Bank	781,137	6,300
	Saudi British Bank	524,847	5,096
	SABIC Agri-Nutrients Co.	125,416	4,509
	Alinma Bank	522,624	4,449
	Dr Sulaiman Al Habib Medical Services Group Co.	50,205	3,857
	Banque Saudi Fransi	316,328	3,282
	International Co. For Water & Power Projects	71,037	2,988
*	Bank AlBilad	257,079	2,865
	Saudi Electricity Co.	419,487	2,720
	Arab National Bank	362,031	2,655
	Etihad Etisalat Co.	195,719	2,414
	Almarai Co. JSC	141,565	2,233
	Sahara International Petrochemical Co.	186,430	1,944
	Bupa Arabia for Cooperative Insurance Co.	39,418	1,859
	Yanbu National Petrochemical Co.	146,585	1,760
	Elm Co.	14,755	1,750
	Mouwasat Medical Services Co.	24,940	1,648
	Jarir Marketing Co.	30,423	1,327
*	Saudi Kayan Petrochemical Co.	381,984	1,297
	Saudi Industrial Investment Group	184,467	1,258
*	Dar Al Arkan Real Estate Development Co.	281,968	1,217
	Savola Group	130,662	1,113
	Saudi Tadawul Group Holding Co.	24,609	1,105
	Nahdi Medical Co.	22,602	1,086
	Saudi Investment Bank	247,238	1,085
	Bank Al-Jazira	197,246	1,032
	Abdullah Al Othaim Markets Co.	25,351	972
	Arabian Internet & Communications Services Co.	12,625	945
	Dallah Healthcare Co.	20,432	931
*	Saudi Research & Media Group	15,807	889
		Shares	Market Value• ($000)
*	Mobile Telecommunications Co. Saudi Arabia	211,062	845
*	Co. for Cooperative Insurance	30,507	840
	Advanced Petrochemical Co.	61,556	786
	Al Hammadi Co. for Development and Investment	49,256	740
*	Rabigh Refining & Petrochemical Co.	230,070	686
	Saudi Cement Co.	42,890	645
*	Seera Group Holding	96,350	640
	Arabian Centres Co. Ltd.	107,522	624
*	National Industrialization Co.	157,180	577
	Saudia Dairy & Foodstuff Co.	7,740	576
*	Emaar Economic City	207,358	538
	Leejam Sports Co. JSC	16,538	527
	Southern Province Cement Co.	37,373	525
*	Aldrees Petroleum and Transport Services Co.	18,366	494
	Saudi Airlines Catering Co.	18,494	470
	Yamama Cement Co.	50,972	448
	United Electronics Co.	21,699	445
	Saudi Chemical Co. Holding	48,053	387
	Qassim Cement Co.	20,322	374
	Yanbu Cement Co.	38,524	369
	Al Masane Al Kobra Mining Co.	16,999	352
*	Astra Industrial Group	18,575	334
	BinDawood Holding Co.	17,525	321
*	Saudi Ground Services Co.	43,312	300
	Jadwa REIT Saudi Fund	82,391	296
	United International Transportation Co.	18,517	295
	National Medical Care Co.	11,007	279
	National Gas & Industrialization Co.	15,883	261
	Eastern Province Cement Co.	22,602	257
	Al-Dawaa Medical Services Co.	12,049	249
	Northern Region Cement Co.	76,004	244
*	Saudi Real Estate Co.	63,454	234
*	Middle East Healthcare Co.	21,706	226
	Arabian Cement Co.	23,203	220
	Arriyadh Development Co.	37,972	205
*	National Agriculture Development Co.	24,421	192
*	Methanol Chemicals Co.	25,649	173
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	23,425	161
		Shares	Market Value• ($000)
	City Cement Co.	21,222	124
	Saudi Ceramic Co.	14,212	122
*	Saudi Public Transport Co.	22,688	111
	Najran Cement Co.	28,468	109
*	Dur Hospitality Co.	13,720	102
	Hail Cement Co.	29,572	97
*	Aseer Trading Tourism & Manufacturing Co.	28,158	93
*	Al Jouf Cement Co.	26,022	89
*	Zamil Industrial Investment Co.	17,264	84
*	Tabuk Cement Co.	19,317	80
	Bawan Co.	9,330	73
*	Herfy Food Services Co.	7,093	67
*	Mediterranean & Gulf Insurance & Reinsurance Co.	26,634	63
*	Fawaz Abdulaziz Al Hokair & Co.	14,094	61
			166,272
Singapore (0.4%)
	DBS Group Holdings Ltd.	962,878	23,793
	Oversea-Chinese Banking Corp. Ltd.	1,846,538	17,470
	United Overseas Bank Ltd.	679,800	14,438
	Singapore Telecommunications Ltd.	3,976,200	7,620
*	Grab Holdings Ltd.	1,559,537	4,538
	CapitaLand Integrated Commercial Trust	2,649,817	4,046
	CapitaLand Ascendas REIT	1,846,313	3,973
	Capitaland Investment Ltd.	1,335,700	3,739
	Keppel Corp. Ltd.	728,913	3,385
	Wilmar International Ltd.	1,101,937	3,255
	Singapore Exchange Ltd.	428,110	3,081
	Singapore Airlines Ltd.	669,736	2,946
	Genting Singapore Ltd.	3,027,000	2,575
	Singapore Technologies Engineering Ltd.	799,100	2,175
	Mapletree Logistics Trust	1,614,915	2,113
*	Sembcorp Marine Ltd.	22,568,471	2,105
	Venture Corp. Ltd.	141,600	1,809
	Mapletree Industrial Trust	985,792	1,762
	Sembcorp Industries Ltd.	505,431	1,626
	Mapletree Pan Asia Commercial Trust	1,197,059	1,586
	Frasers Logistics & Commercial Trust	1,555,376	1,579
	Jardine Cycle & Carriage Ltd.	54,888	1,398
	UOL Group Ltd.	257,255	1,342
	City Developments Ltd.	249,000	1,303
	Suntec REIT	1,200,700	1,217
	Keppel DC REIT	702,988	1,137
51

Total World Stock Index Fund
		Shares	Market Value• ($000)
	NetLink NBN Trust	1,608,800	1,056
	ComfortDelGro Corp. Ltd.	1,166,300	1,044
	Frasers Centrepoint Trust	609,452	1,013
	CapitaLand Ascott Trust	1,127,615	915
	Keppel REIT	1,245,888	815
*	SATS Ltd.	409,336	782
	Keppel Infrastructure Trust	2,102,635	773
	Olam Group Ltd.	607,300	733
	ESR-LOGOS REIT	2,656,680	648
	Parkway Life REIT	194,186	566
	Raffles Medical Group Ltd.	493,400	545
	Hutchison Port Holdings Trust Class U	2,735,500	519
	CapitaLand China Trust	599,068	500
	CDL Hospitality Trusts	523,279	496
	PARAGON REIT	703,313	494
	Lendlease Global Commercial REIT	821,214	432
*	Yangzijiang Financial Holding	1,432,536	415
	Capitaland India Trust	497,400	407
	Singapore Post Ltd.	1,025,300	393
	AIMS APAC REIT	370,400	382
	First Resources Ltd.	293,100	338
	AEM Holdings Ltd.	116,100	296
	OUE Commercial REIT	1,210,175	295
	StarHub Ltd.	384,200	288
	Cromwell European REIT	166,820	283
	Starhill Global REIT	647,200	255
	iFAST Corp. Ltd.	64,500	224
*	Golden Energy & Resources Ltd.	312,400	224
	Sheng Siong Group Ltd.	168,000	223
	Far East Hospitality Trust	477,300	222
	First REIT	1,043,136	211
*	Scilex Holding Co.	30,534	199
	Hour Glass Ltd.	114,900	180
	UMS Holdings Ltd.	215,800	168
	Keppel Pacific Oak US REIT	462,700	167
*	SIA Engineering Co. Ltd.	98,500	165
	Manulife US REIT	783,584	141
	Digital Core REIT Management Pte. Ltd.	310,200	135
*	Yoma Strategic Holdings Ltd.	1,597,400	121
	Bumitama Agri Ltd.	248,500	107
	Prime US REIT	383,400	100
	Riverstone Holdings Ltd.	211,900	96
	Nanofilm Technologies International Ltd.	74,400	84
*	COSCO Shipping International Singapore Co. Ltd.	379,700	48
	Silverlake Axis Ltd.	113,679	29
*,1,3	Ezra Holdings Ltd.	344,056	3
		Shares	Market Value• ($000)
*	Keppel Infrastructure Trust Rights Exp. 5/10/25	105,131	2
*,3	Eagle Hospitality Trust	242,300	—
			133,543
South Africa (0.4%)
	Naspers Ltd. Class N	101,953	18,174
	FirstRand Ltd.	2,622,638	9,243
	Gold Fields Ltd.	464,277	7,235
	MTN Group Ltd.	950,908	6,679
	Standard Bank Group Ltd.	702,504	6,586
[1]	Absa Group Ltd.	435,051	4,232
	Impala Platinum Holdings Ltd.	425,728	4,145
	Bid Corp. Ltd.	175,600	4,001
	Capitec Bank Holdings Ltd.	44,462	3,876
	Sasol Ltd.	292,865	3,814
	Sibanye Stillwater Ltd.	1,473,254	3,257
	Shoprite Holdings Ltd.	259,527	3,167
[1]	Sanlam Ltd.	940,884	2,904
	Nedbank Group Ltd.	222,638	2,572
	Bidvest Group Ltd.	177,815	2,436
	Vodacom Group Ltd.	311,708	2,137
*	Discovery Ltd.	268,013	2,108
[1]	Remgro Ltd.	266,102	2,037
	Aspen Pharmacare Holdings Ltd.	194,194	1,944
*	Northam Platinum Holdings Ltd.	195,414	1,913
	Clicks Group Ltd.	126,998	1,854
	Anglo American Platinum Ltd.	29,803	1,767
	Woolworths Holdings Ltd.	488,695	1,740
	Reinet Investments SCA	75,135	1,641
	Old Mutual Ltd. (XZIM)	2,493,747	1,586
	NEPI Rockcastle NV	253,973	1,533
	Harmony Gold Mining Co. Ltd.	307,674	1,441
	Exxaro Resources Ltd.	130,409	1,370
[1]	Growthpoint Properties Ltd.	1,751,161	1,220
	Mr Price Group Ltd.	134,314	1,105
[2]	Pepkor Holdings Ltd.	1,116,140	1,035
	Multichoice Group	153,148	958
	Tiger Brands Ltd.	82,090	889
	Outsurance Group Ltd.	440,283	839
	Life Healthcare Group Holdings Ltd.	732,028	831
	Foschini Group Ltd.	153,830	798
	Redefine Properties Ltd.	3,743,410	794
	Investec Ltd.	141,786	780
	Momentum Metropolitan Holdings	767,927	778
	African Rainbow Minerals Ltd.	60,755	763
[1]	SPAR Group Ltd.	95,530	734
	Kumba Iron Ore Ltd.	28,742	699
[1]	Thungela Resources Ltd.	73,464	689
		Shares	Market Value• ($000)
	Netcare Ltd.	772,623	675
	Sappi Ltd.	282,392	642
	AVI Ltd.	162,265	606
	Truworths International Ltd.	192,912	575
	Santam Ltd.	33,227	517
	Barloworld Ltd.	100,195	497
*	Fortress Real Estate Investments Ltd. Class A	628,691	447
	Pick n Pay Stores Ltd.	169,566	402
[1]	Resilient REIT Ltd.	157,411	391
	Motus Holdings Ltd.	74,778	388
	Super Group Ltd.	216,350	379
	Equites Property Fund Ltd.	436,346	372
	Vukile Property Fund Ltd.	502,898	347
	Attacq Ltd.	679,647	336
	Hyprop Investments Ltd.	188,081	329
[2]	Dis-chem Pharmacies Ltd.	207,475	302
	Royal Bafokeng Platinum Ltd.	37,175	292
	Ninety One Ltd.	117,635	266
	Reunert Ltd.	77,073	249
	AECI Ltd.	45,345	214
*	Telkom SA SOC Ltd.	117,167	213
	Omnia Holdings Ltd.	66,723	210
	KAP Ltd.	1,215,044	202
	MAS Real Estate Inc.	167,179	198
	DataTec Ltd.	96,451	192
	DRDGOLD Ltd.	179,409	192
	Transaction Capital Ltd.	288,393	192
	Tsogo Sun Gaming Ltd.	262,465	175
	JSE Ltd.	33,129	174
	Coronation Fund Managers Ltd.	98,576	162
	Sun International Ltd.	71,834	161
	Raubex Group Ltd.	107,465	155
	Astral Foods Ltd.	15,486	142
	SA Corporate Real Estate Ltd.	1,346,692	138
	Cashbuild Ltd.	13,879	134
*	Wilson Bayly Holmes-Ovcon Ltd.	22,336	132
*	Fortress Real Estate Investments Ltd. Class B	440,214	121
	Investec Property Fund Ltd.	244,893	118
	Curro Holdings Ltd.	249,842	111
*	Blue Label Telecoms Ltd.	432,314	107
	Adcock Ingram Holdings Ltd.	28,993	79
	Emira Property Fund Ltd.	143,141	79
*	Zeda Ltd.	100,195	67
*	Brait plc	12,134	2
			129,986
South Korea (1.4%)
	Samsung Electronics Co. Ltd. (XKRX)	2,532,048	124,587
	SK Hynix Inc.	284,220	19,123
	Samsung Electronics Co. Ltd. Preference Shares	406,585	16,997
52

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Samsung SDI Co. Ltd. (XKRX)	26,614	13,812
	LG Chem Ltd. (XKRX)	23,724	13,178
[1]	POSCO Holdings Inc.	39,642	11,219
	NAVER Corp.	75,076	10,877
	Hyundai Motor Co.	64,205	9,511
	Kia Corp.	134,184	8,498
*	LG Energy Solution Ltd.	18,370	8,006
	Kakao Corp.	164,423	7,200
	Celltrion Inc.	57,487	6,927
	Shinhan Financial Group Co. Ltd.	247,082	6,469
	KB Financial Group Inc.	159,744	5,929
*,2	Samsung Biologics Co. Ltd.	9,572	5,598
	Hyundai Mobis Co. Ltd.	33,284	5,421
[1]	Ecopro Co. Ltd.	9,610	5,278
	Hana Financial Group Inc.	151,816	4,771
	LG Electronics Inc. (XKRX)	56,428	4,634
	Ecopro BM Co. Ltd.	20,592	4,135
	POSCO Future M Co. Ltd.	14,268	3,592
*,1	SK Innovation Co. Ltd.	27,369	3,562
	Samsung C&T Corp.	43,041	3,535
	KT&G Corp.	54,788	3,511
	Hyundai Motor Co. Preference Shares (XKRX)	38,224	3,171
	Samsung Electro-Mechanics Co. Ltd.	28,986	3,135
	LG Corp.	46,002	3,011
	Woori Financial Group Inc.	335,814	2,954
*	Doosan Enerbility Co. Ltd.	227,046	2,845
	Samsung Fire & Marine Insurance Co. Ltd.	16,489	2,774
[1]	Celltrion Healthcare Co. Ltd.	51,704	2,695
	L&F Co. Ltd.	12,146	2,424
[1]	HMM Co. Ltd.	156,695	2,400
	NCSoft Corp.	8,265	2,339
*	Meritz Financial Group Inc.	67,644	2,328
	SK Inc.	18,763	2,288
*	HYBE Co. Ltd.	11,080	2,241
*	Krafton Inc.	14,860	2,147
[1]	LG H&H Co. Ltd. (XKRX)	4,291	2,004
*	Hanwha Solutions Corp.	54,701	1,968
	Samsung Life Insurance Co. Ltd.	39,095	1,938
	Korea Zinc Co. Ltd.	4,912	1,888
*	Korea Electric Power Corp.	133,368	1,862
	KB Financial Group Inc. ADR (XNYS)	47,515	1,772
	Samsung SDS Co. Ltd.	19,791	1,740
	LG Chem Ltd. Preference Shares	5,934	1,737
*	Samsung Engineering Co. Ltd.	79,073	1,726
		Shares	Market Value• ($000)
*	Korean Air Lines Co. Ltd.	96,235	1,651
*	SK Square Co. Ltd.	51,557	1,643
	Korea Aerospace Industries Ltd.	39,190	1,610
	DB Insurance Co. Ltd.	25,125	1,579
	LG Innotek Co. Ltd.	7,826	1,558
[1]	KakaoBank Corp.	93,250	1,544
*,1	HLB Inc.	53,192	1,414
	Hanwha Aerospace Co. Ltd.	17,980	1,384
*	CosmoAM&T Co. Ltd.	10,520	1,380
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	21,224	1,350
*	Samsung Heavy Industries Co. Ltd.	315,250	1,343
	Yuhan Corp.	30,498	1,315
	S-Oil Corp.	23,011	1,289
	Hyundai Glovis Co. Ltd.	10,367	1,272
*	LG Display Co. Ltd.	109,647	1,222
	Coway Co. Ltd.	32,664	1,199
	Hyundai Engineering & Construction Co. Ltd.	37,807	1,163
[1]	Lotte Chemical Corp.	9,034	1,139
	Orion Corp.Republic of Korea	10,485	1,137
	Amorepacific Corp.	12,098	1,119
	Samsung Securities Co. Ltd.	43,385	1,101
	HD Hyundai Co. Ltd.	24,567	1,089
	Hankook Tire & Technology Co. Ltd.	41,595	1,074
[1,3]	OCI Co. Ltd.	11,792	1,061
*	Kangwon Land Inc.	74,586	1,057
	Industrial Bank of Korea	139,459	1,050
	CJ CheilJedang Corp. (XKRX)	4,475	1,036
	Hyundai Steel Co.	36,835	1,007
	Hotel Shilla Co. Ltd.	16,257	993
[1]	JYP Entertainment Corp.	14,235	963
	F&F Co. Ltd.	8,915	943
*,1	SK Biopharmaceuticals Co. Ltd.	18,131	938
*,1	Celltrion Pharm Inc.	15,084	925
	Kumho Petrochemical Co. Ltd.	8,991	919
	Hyundai Marine & Fire Insurance Co. Ltd.	31,908	896
	Samsung SDI Co. Ltd. Preference Shares	3,502	890
	Hanmi Pharm Co. Ltd.	3,669	887
*	Hyundai Rotem Co. Ltd.	35,729	881
	DB HiTek Co. Ltd.	18,856	859
	LG Uplus Corp.	103,612	855
	Korea Investment Holdings Co. Ltd.	20,272	838
	Fila Holdings Corp.	30,205	830
	E-MART Inc.	11,201	819
		Shares	Market Value• ($000)
*,1	Hyundai Heavy Industries Co. Ltd.	9,851	810
[1]	SKC Co. Ltd.	10,566	789
*	Kum Yang Co. Ltd.	15,400	774
*,1,2	SK IE Technology Co. Ltd.	12,800	744
	GS Holdings Corp.	24,674	733
	BNK Financial Group Inc.	143,194	712
	Hansol Chemical Co. Ltd.	4,231	705
*,1	Kakao Games Corp.	23,142	703
	HL Mando Co. Ltd.	19,684	684
	LS Corp.	9,531	640
	Doosan Bobcat Inc.	16,040	615
[1]	CS Wind Corp.	10,815	612
*,1	SK Bioscience Co. Ltd.	11,369	601
*	Hyundai Mipo Dockyard Co. Ltd.	10,819	596
	Medytox Inc.	3,316	587
[1]	Hyosung TNC Corp.	1,998	565
	Shinsegae Inc.	3,622	559
*	Cosmochemical Co. Ltd.	12,712	557
*	Hanwha Corp. (XKRX)	27,321	555
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	27,307	552
*,1	Alteogen Inc.	16,629	544
	HD Hyundai Electric Co Ltd.	14,071	534
[1]	Cheil Worldwide Inc.	38,524	533
	LG H&H Co. Ltd. Preference Shares	2,662	533
*	Hyundai Doosan Infracore Co. Ltd.	71,866	532
	Hyundai Motor Co. Preference Shares	6,607	524
	Hanon Systems	75,221	517
	Youngone Corp.	15,613	517
[1]	Dongjin Semichem Co. Ltd.	23,051	511
	Lotte Energy Materials Corp.	11,227	508
	JB Financial Group Co. Ltd.	80,396	503
	GS Retail Co. Ltd.	25,046	499
	LS Electric Co. Ltd.	10,481	497
	Mirae Asset Securities Co. Ltd.	94,395	490
[1]	Posco International Corp.	23,993	482
[1]	Hanwha Systems Co. Ltd.	45,488	482
	NH Investment & Securities Co. Ltd.	68,382	479
	Hyosung Advanced Materials Corp.	1,626	474
	GS Engineering & Construction Corp.	28,720	466
[1]	Soulbrain Co. Ltd.	2,835	466
	NongShim Co. Ltd.	1,570	465
*,1	Pearl Abyss Corp.	14,167	459
[1]	Hite Jinro Co. Ltd.	27,147	453
[1]	LX Semicon Co. Ltd.	5,715	452
[1]	LEENO Industrial Inc.	4,414	443
*	SOLUM Co. Ltd.	23,843	437
*,1,2	Netmarble Corp.	8,932	435
	DL E&C Co. Ltd.	16,399	433
53

Total World Stock Index Fund
		Shares	Market Value• ($000)
[1]	Advanced Nano Products Co. Ltd.	3,850	432
	LOTTE Fine Chemical Co. Ltd.	9,334	429
	LG Electronics Inc. Preference Shares	11,659	429
	Hyundai Wia Corp.	10,205	429
	Dentium Co. Ltd.	3,940	425
*,1	Bioneer Corp.	9,685	423
[1]	Hanmi Science Co. Ltd.	12,822	421
	DGB Financial Group Inc.	82,047	421
	Pan Ocean Co. Ltd.	101,798	415
	WONIK IPS Co. Ltd.	18,108	415
*,1	Kakaopay Corp.	10,073	414
	Amorepacific Corp. (XKRX) Preference Shares	13,776	413
	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	149,510	412
[1]	KIWOOM Securities Co. Ltd.	5,821	409
[1]	Lotte Shopping Co. Ltd.	6,809	407
	CJ Corp.	5,859	401
	BGF retail Co. Ltd.	2,854	398
*,1	Paradise Co. Ltd.	34,477	397
*	Sam Chun Dang Pharm Co. Ltd.	6,945	392
[1]	Dongwon Industries Co. Ltd.	10,811	376
[1]	S-1 Corp.	8,589	375
	Daejoo Electronic Materials Co. Ltd.	5,071	375
[1]	YG Entertainment Inc.	8,173	374
	SM Entertainment Co. Ltd.	4,613	372
*,1	STCUBE	26,717	364
	Poongsan Corp.	11,418	363
	KCC Corp.	2,168	361
	Samsung Card Co. Ltd.	16,192	361
*	Doosan Fuel Cell Co. Ltd.	15,601	350
	SK Chemicals Co. Ltd.	6,442	344
	SSANGYONG C&E Co. Ltd.	77,503	339
	Shinhan Financial Group Co. Ltd. ADR	12,816	337
[1]	People & Technology Inc.	8,261	335
[1]	AMOREPACIFIC Group	12,187	334
	Hyundai Construction Equipment Co. Ltd.	6,479	330
*	Samyang Foods Co. Ltd.	3,754	327
[1]	Hanjin Kal Corp.	10,967	325
[1]	LIG Nex1 Co. Ltd.	5,464	320
[1]	Wemade Co. Ltd.	7,558	317
[1]	Chunbo Co. Ltd.	2,163	315
	Daishin Securities Co. Ltd. Preference Shares	31,405	302
	Dongsuh Cos. Inc.	20,882	300
*,1	Hyundai Bioscience Co. Ltd.	19,652	298
		Shares	Market Value• ($000)
	Lotte Corp.	14,118	296
*	Daewoo Engineering & Construction Co. Ltd.	92,460	292
*	HLB Life Science Co. Ltd.	36,160	291
	Hanmi Semiconductor Co. Ltd.	18,832	291
*	Hanwha Life Insurance Co. Ltd.	155,040	288
	Daou Technology Inc.	19,687	282
	Eo Technics Co. Ltd.	4,302	282
	Kolon Industries Inc.	8,682	279
[1]	KEPCO Engineering & Construction Co. Inc.	5,282	278
	LX International Corp.	12,485	274
*	CJ ENM Co. Ltd.	4,558	272
	JR Global REIT	82,399	272
[1]	SIMMTECH Co. Ltd.	12,556	271
*,1	Sungeel Hitech Co. Ltd.	2,563	263
*,1	Oscotec Inc.	16,434	262
	Innocean Worldwide Inc.	8,753	262
	Dongkuk Steel Mill Co. Ltd.	28,861	259
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	2,043	255
*	NHN Corp.	12,518	255
*,1	CJ Logistics Corp.	4,399	254
	Koh Young Technology Inc.	25,445	253
	Hyundai Elevator Co. Ltd.	10,016	251
	Taekwang Industrial Co. Ltd.	481	251
	HAESUNG DS Co. Ltd.	7,122	250
*	Korea Gas Corp.	12,410	249
[1]	Seegene Inc.	13,628	248
[1]	S&S Tech Corp.	7,371	248
[1]	SD Biosensor Inc.	15,618	244
	DL Holdings Co. Ltd.	6,552	243
	Green Cross Corp.	2,623	243
	Hyundai Department Store Co. Ltd.	6,181	239
[1]	Ecopro HN Co. Ltd.	4,704	236
	Ottogi Corp.	679	235
	Korean Reinsurance Co.	40,956	232
	SK Telecom Co. Ltd.	6,386	228
	KEPCO Plant Service & Engineering Co. Ltd.	8,533	228
	Chong Kun Dang Pharmaceutical Corp.	3,583	227
	ST Pharm Co. Ltd.	3,818	226
*	W Scope Chungju Plant Co. Ltd.	6,520	225
*	Hanall Biopharma Co. Ltd.	14,377	221
*	Hugel Inc.	2,561	218
[1]	Foosung Co. Ltd.	21,080	214
	Com2uSCorp	4,149	214
	SFA Engineering Corp.	7,090	212
*	Cosmax Inc.	3,643	211
		Shares	Market Value• ($000)
	Daeduck Electronics Co. Ltd.	13,041	211
	HL Holdings Corp.	8,477	210
[1]	AfreecaTV Co. Ltd.	3,587	209
*,1	Chabiotech Co. Ltd.	21,371	208
	Youlchon Chemical Co. Ltd.	7,162	207
	ESR Kendall Square REIT Co. Ltd.	73,044	206
	Douzone Bizon Co. Ltd.	8,988	205
*,1	LegoChem Biosciences Inc.	7,142	205
*,1	Wysiwyg Studios Co. Ltd.	15,459	204
	SK REITs Co. Ltd.	55,426	204
[1]	Posco DX Co. Ltd.	20,195	201
	Han Kuk Carbon Co. Ltd.	23,265	200
*,1	Shin Poong Pharmaceutical Co. Ltd.	14,690	199
*	Il Dong Pharmaceutical Co. Ltd.	13,165	198
	PharmaResearch Co. Ltd.	2,587	196
*	SK oceanplant Co. Ltd.	12,959	191
[1]	Innox Advanced Materials Co. Ltd.	5,711	189
*,1	Naturecell Co. Ltd.	23,800	188
	Hyundai Corp.	14,387	188
[1]	PI Advanced Materials Co. Ltd.	7,673	188
[1]	Hana Micron Inc.	16,330	188
*,1	Hana Tour Service Inc.	4,494	186
	HK inno N Corp.	7,555	183
	Kolmar Korea Co. Ltd.	5,995	182
*	Neowiz	5,514	182
	Eugene Technology Co. Ltd.	8,350	181
*,1	Eoflow Co. Ltd.	9,734	181
*,3	Taihan Electric Wire Co. Ltd.	161,065	180
	Lotte Chilsung Beverage Co. Ltd.	1,540	179
[1]	Park Systems Corp.	1,631	179
*	Jeju Air Co. Ltd.	16,749	177
*,1	Creative & Innovative System	18,667	176
	LOTTE REIT Co. Ltd.	64,933	175
[1]	Jusung Engineering Co. Ltd.	14,734	174
	SK Networks Co. Ltd.	49,736	174
	Aekyung Industrial Co. Ltd.	10,642	172
*,1	Enchem Co. Ltd.	3,278	172
*	KMW Co. Ltd.	11,857	171
[1]	BH Co. Ltd.	9,805	170
	KCC Glass Corp.	4,931	170
*,1	Myoung Shin Industrial Co. Ltd.	12,556	170
*,1	Duk San Neolux Co. Ltd.	5,175	169
	Solus Advanced Materials Co. Ltd.	5,565	169
	Doosan Co. Ltd.	2,397	168
*	Kumho Tire Co. Inc.	50,020	168
*,1	ABLBio Inc.	10,612	168
54

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Samyang Holdings Corp.	2,925	166
	Lutronic Corp.	8,544	166
*,1	SFA Semicon Co. Ltd.	40,560	161
	HDC Hyundai Development Co-Engineering & Construction Class E	17,841	161
*,1	IS Dongseo Co. Ltd.	5,641	157
*	DIO Corp.	6,970	156
	SL Corp.	6,678	156
*	Pharmicell Co. Ltd.	22,766	155
*,1	Humasis Co. Ltd.	70,056	154
[1]	MegaStudyEdu Co. Ltd.	3,258	153
*,1	Seojin System Co. Ltd.	12,648	152
	GC Cell Corp.	4,726	152
	NICE Information Service Co. Ltd.	17,427	150
	Hyundai Autoever Corp.	1,619	149
[1]	Nature Holdings Co. Ltd.	7,057	149
[1]	Intellian Technologies Inc.	2,893	149
[1]	Daewoong Pharmaceutical Co. Ltd.	1,793	148
*	GemVax & Kael Co. Ltd.	13,995	146
	Shinhan Alpha REIT Co. Ltd.	33,379	146
	Tokai Carbon Korea Co. Ltd.	1,930	144
	Korea Electric Terminal Co. Ltd.	3,118	143
*	CJ CGV Co. Ltd.	12,478	143
	Hyosung Corp.	2,867	141
*,1	Insun ENT Co. Ltd.	22,663	139
	Tongyang Inc.	175,206	139
	Seoul Semiconductor Co. Ltd.	17,246	138
	Kolmar Korea Holdings Co. Ltd.	12,282	137
*	GeneOne Life Science Inc.	30,471	137
[1]	GOLFZON Co. Ltd.	1,620	136
*	Hyosung Heavy Industries Corp.	2,279	134
	Solid Inc.	33,987	134
*	Asiana Airlines Inc.	13,793	133
*	Hansol Holdings Co. Ltd.	56,593	131
	TKG Huchems Co. Ltd.	7,579	129
*,1	Vaxcell-Bio Therapeutics Co. Ltd.	4,319	129
	Orion Holdings Corp.	10,345	128
	Hanjin Transportation Co. Ltd.	8,540	127
[1]	Harim Holdings Co. Ltd.	18,041	127
	Korea Petrochemical Ind Co. Ltd.	1,153	126
	Samchully Co. Ltd.	1,099	126
[1]	Mcnex Co. Ltd.	5,314	125
	Eusu Holdings Co. Ltd.	24,450	124
	Green Cross Holdings Corp.	10,638	124
		Shares	Market Value• ($000)
	Hanssem Co. Ltd.	3,709	124
	Doosan Tesna Inc.	4,630	124
	Sebang Global Battery Co. Ltd.	3,049	123
*	Hanwha Investment & Securities Co. Ltd.	59,216	123
	Daesang Corp.	8,390	122
	SPC Samlip Co. Ltd.	2,239	122
*	Shinsung E&G Co. Ltd.	81,277	122
	Youngone Holdings Co. Ltd.	2,479	120
	TY Holdings Co. Ltd.	14,814	120
	Hanwha Corp. Preference Shares	10,942	118
	DoubleUGames Co. Ltd.	3,487	118
[1]	RFHIC Corp.	6,535	115
	Unid Co. Ltd.	2,363	115
	Lotte Rental Co. Ltd.	5,834	114
	Ahnlab Inc.	2,466	113
	Partron Co. Ltd.	18,924	113
	i-SENS Inc.	8,808	113
*	Genexine Inc.	12,258	111
*	Grand Korea Leisure Co. Ltd.	8,051	111
*,1	Dawonsys Co. Ltd.	12,010	110
	Kwang Dong Pharmaceutical Co. Ltd.	25,148	109
*	NEPES Corp.	7,196	109
	SNT Motiv Co. Ltd.	3,039	109
[1]	INTOPS Co. Ltd.	4,080	108
	Samwha Capacitor Co. Ltd.	3,429	107
*,1	NKMax Co. Ltd.	12,354	107
	iMarketKorea Inc.	14,356	106
*	Amicogen Inc.	8,149	104
*	AbClon Inc.	7,364	104
*,1	Komipharm International Co. Ltd.	18,295	102
	LX Holdings Corp.	16,031	102
*	Korea Line Corp.	65,526	101
*	Studio Dragon Corp.	2,043	101
	TES Co. Ltd.	6,231	101
	L&C Bio Co. Ltd.	4,338	100
	Binggrae Co. Ltd.	2,977	99
	Hankook & Co. Co. Ltd.	10,472	99
	Handsome Co. Ltd.	5,208	97
	JW Pharmaceutical Corp.	5,709	97
[1]	Seobu T&D	17,526	97
[1]	Sungwoo Hitech Co. Ltd.	15,099	96
*	Able C&C Co. Ltd.	15,248	96
	DongKook Pharmaceutical Co. Ltd.	8,385	95
	Hansae Co. Ltd.	7,440	95
*,1	Mezzion Pharma Co. Ltd.	5,799	95
*	Bukwang Pharmaceutical Co. Ltd.	15,591	94
	SK Discovery Co. Ltd.	3,913	94
	Young Poong Corp.	219	94
*,1	Hancom Inc.	8,867	94
*	MedPacto Inc.	5,561	93
		Shares	Market Value• ($000)
	KH Vatec Co. Ltd.	6,489	92
*	Hanwha General Insurance Co. Ltd.	26,925	92
*	CrystalGenomics Inc.	40,355	91
*	Hyosung Chemical Corp.	1,134	91
	Korea United Pharm Inc.	5,473	88
	Zinus Inc.	4,071	87
	Daewoong Co. Ltd.	7,674	86
	LX Hausys Ltd.	2,811	86
*	Ananti Inc.	17,951	85
	SK Securities Co. Ltd.	167,425	85
*	Helixmith Co. Ltd.	13,268	85
	Hyundai Home Shopping Network Corp.	2,274	82
*	HJ Shipbuilding & Construction Co. Ltd.	29,450	80
*	HLB Therapeutics Co. Ltd.	21,790	79
*,1	Lotte Tour Development Co. Ltd.	9,679	79
*	Hanwha Galleria Co. Ltd.	61,692	79
*	CMG Pharmaceutical Co. Ltd.	48,693	78
	Hanil Cement Co. Ltd.	8,300	78
	NHN KCP Corp.	9,232	78
	KISWIRE Ltd.	5,342	76
	Yuanta Securities Korea Co. Ltd.	38,496	76
	Vieworks Co. Ltd.	2,977	76
*	Com2uS Holdings Corp.	2,319	76
	Boryung	11,701	76
*	Yungjin Pharmaceutical Co. Ltd.	33,594	74
*	Danal Co. Ltd.	23,723	73
	InBody Co. Ltd.	3,443	72
*	Webzen Inc.	6,293	72
	ENF Technology Co. Ltd.	4,657	72
*	HLB Global Co. Ltd.	16,503	72
*	Eubiologics Co. Ltd.	13,248	72
*	Binex Co. Ltd.	10,090	70
*	Medipost Co. Ltd.	6,440	70
	TK Corp.	5,206	69
	Korea Real Estate Investment & Trust Co. Ltd.	69,006	69
*,1	Modetour Network Inc.	5,632	69
*	OliX Pharmaceuticals Inc.	4,338	69
	Dongwon F&B Co. Ltd.	2,980	68
	NICE Holdings Co. Ltd.	7,180	68
	Dong-A Socio Holdings Co. Ltd.	1,084	67
	Namyang Dairy Products Co. Ltd.	180	67
*	iNtRON Biotechnology Inc.	11,424	67
	Sung Kwang Bend Co. Ltd.	7,218	66
	LOTTE Himart Co. Ltd.	7,813	66
55

Total World Stock Index Fund
		Shares	Market Value• ($000)
	LF Corp.	4,969	65
	KISCO Corp.	12,779	65
*	UniTest Inc.	7,083	65
	HDC Holdings Co. Ltd.	13,059	64
	Dong-A ST Co. Ltd.	1,558	64
*	Daea TI Co. Ltd.	27,911	63
	Lotte Confectionery Co. Ltd.	794	63
	Hansol Paper Co. Ltd.	7,240	62
	Huons Co. Ltd.	2,533	62
*	Inscobee Inc.	57,676	61
*,1	Telcon RF Pharmaceutical Inc.	76,974	61
	Advanced Process Systems Corp.	3,991	61
	ICD Co. Ltd.	6,637	61
	Ilyang Pharmaceutical Co. Ltd.	4,628	60
	Nexen Tire Corp.	9,585	59
*	Tongyang Life Insurance Co. Ltd.	19,837	59
	Daesung Holdings Co. Ltd.	2,304	59
	Seah Besteel Holdings Corp.	3,350	58
	SK Gas Ltd.	627	57
	Namhae Chemical Corp.	8,782	57
*	Hansol Technics Co. Ltd.	12,925	57
	KC Tech Co. Ltd.	4,074	57
*,1,3	Cellivery Therapeutics Inc.	11,508	57
*	BNC Korea Co. Ltd.	19,712	57
	Songwon Industrial Co. Ltd.	4,340	56
	Korea Asset In Trust Co. Ltd.	25,402	56
	HS Industries Co. Ltd.	19,810	55
	Dae Han Flour Mills Co. Ltd.	505	54
	Humedix Co. Ltd.	2,506	53
	Shinsegae International Inc.	3,565	52
*	Homecast Co. Ltd.	16,364	51
*	Peptron Inc.	9,519	51
	Gradiant Corp.	4,724	50
*	Giantstep Inc.	3,654	50
	Jeil Pharmaceutical Co. Ltd.	3,563	49
[1]	Soulbrain Holdings Co. Ltd.	2,470	49
	Eugene Investment & Securities Co. Ltd.	26,002	49
*	ITM Semiconductor Co. Ltd.	2,429	49
*	Hyundai Green Food	5,388	49
	Sangsangin Co. Ltd.	12,992	48
	Cuckoo Homesys Co. Ltd.	2,535	48
*	Namsun Aluminum Co. Ltd.	27,772	48
*	Wonik Holdings Co. Ltd.	17,538	47
	Kolon Corp.	3,096	47
	Toptec Co. Ltd.	6,950	46
	Hyundai Bioland Co. Ltd.	4,937	45
		Shares	Market Value• ($000)
	Daol Investment & Securities Co. Ltd.	17,627	44
	Samyang Corp.	1,434	44
[1]	Maeil Dairies Co. Ltd.	1,225	44
	Woongjin Thinkbig Co. Ltd.	19,007	44
*	Eutilex Co. Ltd.	11,646	44
*	Ace Technologies Corp.	13,409	44
	CJ Freshway Corp.	2,037	43
*	Samsung Pharmaceutical Co. Ltd.	20,527	43
*	Sambu Engineering & Construction Co. Ltd.	54,342	43
	Chongkundang Holdings Corp.	1,116	42
	Hankook Shell Oil Co. Ltd.	242	42
	SK Telecom Co. Ltd. ADR	2,148	42
	KUMHOE&C Co. Ltd.	8,282	40
	LG HelloVision Co. Ltd.	12,615	39
	POSCO Holdings Inc. (XNYS) ADR	528	38
	Daeduck Co. Ltd.	7,444	35
*	Dongsung Pharmaceutical Co. Ltd.	7,658	34
	DB Financial Investment Co. Ltd.	10,995	33
	Huons Global Co. Ltd.	2,154	33
*	Enzychem Lifesciences Corp.	24,522	33
	Sam Young Electronics Co. Ltd.	4,528	32
	E1 Corp.	906	32
	Hyundai GF Holdings	10,150	32
*	Cafe24 Corp.	4,864	32
*	Aprogen Biologics	108,181	31
	OptoElectronics Solutions Co. Ltd.	2,511	31
	KC Co. Ltd.	2,009	30
	Cuckoo Holdings Co. Ltd.	2,530	29
	Sindoh Co. Ltd.	1,039	27
	Taeyoung Engineering & Construction Co. Ltd.	9,408	27
*	Unid Btplus Co. Ltd.	3,706	26
*	Interflex Co. Ltd.	3,142	23
	Lock&Lock Co. Ltd.	5,144	22
	Hanil Holdings Co. Ltd.	2,279	19
	KT Skylife Co. Ltd.	3,297	17
*,3	Kuk-il Paper Manufacturing Co. Ltd.	26,987	16
*	Mirae Asset Life Insurance Co. Ltd.	5,995	13
	CJ CheilJedang Corp. Preference Shares	91	10
*	Hyundai Livart Furniture Co. Ltd.	105	1
	Daishin Securities Co. Ltd.	12	—
			490,370
		Shares	Market Value• ($000)
Spain (0.6%)
	Iberdrola SA (XMAD)	3,160,688	40,956
	Banco Santander SA	8,667,865	30,451
	Banco Bilbao Vizcaya Argentaria SA	3,190,159	23,355
	Industria de Diseno Textil SA	553,619	19,032
*	Amadeus IT Group SA	237,346	16,682
*,2	Cellnex Telecom SA	295,056	12,423
	Telefonica SA	2,630,036	11,946
	Repsol SA	670,383	9,848
	Ferrovial SA	246,214	7,720
	CaixaBank SA	2,003,485	7,416
*,2	Aena SME SA	37,358	6,292
	Red Electrica Corp. SA	225,509	4,100
	ACS Actividades de Construccion y Servicios SA	110,292	3,792
	Endesa SA	165,594	3,715
	Banco de Sabadell SA	2,960,893	3,086
	Enagas SA	127,486	2,552
	Naturgy Energy Group SA	77,327	2,408
	Acciona SA	12,276	2,275
	Bankinter SA	360,641	2,133
*	Grifols SA	181,845	1,872
	Merlin Properties Socimi SA	180,182	1,593
	Viscofan SA	19,991	1,370
	Acerinox SA	105,259	1,137
*	Corp. ACCIONA Energias Renovables SA	31,129	1,118
	Mapfre SA	553,170	1,108
	Inmobiliaria Colonial Socimi SA	167,984	1,074
	Indra Sistemas SA	75,273	997
	Fluidra SA	55,394	949
	Vidrala SA	9,024	947
	Cia de Distribucion Integral Logista Holdings SA	34,694	942
*	Grifols SA (XMAD) Preference Shares	120,810	894
	CIE Automotive SA	24,936	752
	Ebro Foods SA	36,858	684
	Sacyr SA	204,543	677
[2]	Unicaja Banco SA	602,169	611
	Pharma Mar SA	14,136	587
	Applus Services SA	68,493	575
	Faes Farma SA	152,119	536
	Laboratorios Farmaceuticos Rovi SA	11,024	488
*	Solaria Energia y Medio Ambiente SA	29,172	460
*	Melia Hotels International SA	70,054	452
	Almirall SA	38,632	395
[2]	Gestamp Automocion SA	80,894	350
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	355,649	328
[2]	Neinor Homes SA	26,333	267
	Ence Energia y Celulosa SA	65,595	257
56

Total World Stock Index Fund
		Shares	Market Value• ($000)
*,1	Tecnicas Reunidas SA	23,945	222
	Construcciones y Auxiliar de Ferrocarriles SA	7,051	219
[2]	Global Dominion Access SA	47,418	198
	Prosegur Cia de Seguridad SA	98,413	189
	Fomento de Construcciones y Contratas SA	18,363	186
	Lar Espana Real Estate Socimi SA	30,983	175
*	Mediaset Espana Comunicacion SA	41,922	139
	Atresmedia Corp. de Medios de Comunicacion SA	33,387	133
*	Distribuidora Internacional de Alimentacion SA	6,034,792	105
[2]	Prosegur Cash SA	110,532	76
	Banco Santander SA ADR	16,687	58
*	NH Hotel Group SA	7,857	31
*	Faes Farma SA Rights Exp. 5/2/23	152,119	21
*	Tecnicas Reunidas SA Rights Exp. 5/2/23	10,072	11
*,3	Let's Gowex SA	3,921	—
			233,365
Sweden (0.9%)
	Atlas Copco AB Class A	1,379,532	19,954
	Investor AB	821,195	17,642
	Volvo AB Class B	777,652	15,989
	Assa Abloy AB Class B	510,260	12,157
	Sandvik AB	567,333	11,556
[2]	Evolution AB	84,419	11,279
	Hexagon AB Class B	981,063	11,233
	Skandinaviska Enskilda Banken AB Class A	858,889	9,766
	Essity AB Class B	319,546	9,684
	Atlas Copco AB Class B	742,978	9,530
	Swedbank AB Class A	532,058	9,245
	Investor AB (XSTO)	411,316	9,019
	Nibe Industrier AB Class B	768,779	8,608
	Telefonaktiebolaget LM Ericsson Class B	1,559,821	8,588
	Svenska Handelsbanken AB Class A	771,586	6,821
	Alfa Laval AB	162,021	5,944
	Boliden AB	144,490	5,164
	Epiroc AB Class A	257,561	5,160
	H & M Hennes & Mauritz AB Class B	349,812	5,129
	Epiroc AB Class B	280,480	4,829
	EQT AB	177,521	3,823
	SKF AB Class B	204,145	3,697
	Telia Co. AB	1,315,112	3,662
	Indutrade AB	149,452	3,589
	Skanska AB Class B	192,316	3,146
	Trelleborg AB Class B	123,714	3,109
	Tele2 AB Class B	288,160	3,062
		Shares	Market Value• ($000)
	Svenska Cellulosa AB SCA Class B	218,322	2,995
	Getinge AB Class B	116,365	2,953
	Beijer Ref AB Class B	171,912	2,812
	Lifco AB Class B	118,759	2,708
	Saab AB Class B	47,729	2,680
	Volvo AB Class A	121,696	2,577
	SSAB AB Class B	352,217	2,381
*	Swedish Orphan Biovitrum AB	93,834	2,284
	Securitas AB Class B	245,836	2,204
	Industrivarden AB Class A	75,723	2,167
*	Kinnevik AB Class B	127,725	2,098
	Industrivarden AB Class C	72,443	2,069
	AddTech AB Class B	98,824	1,981
	Fortnox AB	284,235	1,959
	Holmen AB Class B	51,520	1,949
	Sagax AB Class B	79,136	1,941
	L E Lundbergforetagen AB Class B	40,176	1,928
	Husqvarna AB Class B	219,165	1,892
	AAK AB	90,635	1,827
	Electrolux AB Class B	116,040	1,750
[2]	Thule Group AB	58,671	1,697
	Elekta AB Class B	197,036	1,657
*	Hexpol AB	137,650	1,622
	Investment AB Latour Class B	72,959	1,580
*	Fastighets AB Balder Class B	335,066	1,560
[1]	Castellum AB	127,550	1,551
	Avanza Bank Holding AB	69,634	1,482
	Axfood AB	58,100	1,442
	Sweco AB Class B	107,142	1,436
	Nordnet AB publ	89,324	1,404
[2]	Bravida Holding AB	109,084	1,328
	Loomis AB Class B	41,240	1,320
	Svenska Cellulosa AB SCA Class A	95,046	1,298
*	Volvo Car AB Class B	298,191	1,231
	Lagercrantz Group AB	95,069	1,223
	Wihlborgs Fastigheter AB	150,131	1,214
*	Sectra AB	72,435	1,144
	Fabege AB	141,077	1,131
	Bure Equity AB	43,427	1,110
[2]	Dometic Group AB	153,036	1,097
	Billerud AB	110,439	1,061
*	Viaplay Group AB Class B	39,821	1,018
	AFRY AB	51,008	959
	Hexatronic Group AB	108,348	916
	Vitrolife AB	40,430	910
	SSAB AB Class A	118,306	840
*,1,2	Sinch AB	314,433	835
	Mycronic AB	38,143	811
	Vitec Software Group AB Class B Class B	15,075	794
	Wallenstam AB Class B	196,589	780
	HMS Networks AB Class B	16,203	754
	Hufvudstaden AB Class A	51,408	733
	AddNode Group AB Class B	53,944	686
		Shares	Market Value• ($000)
	Hemnet Group AB	41,059	673
	Electrolux Professional AB Class B	114,725	669
	Medicover AB Class B	40,455	667
*	Betsson AB Class B	60,095	649
	Storskogen Group AB Class B	709,774	647
	Instalco AB	121,521	639
	Nyfosa AB	91,803	629
	Catena AB	16,278	624
	Pandox AB Class B	52,139	621
[1]	Samhallsbyggnadsbolaget i Norden AB	524,544	617
	AddLife AB Class A	51,610	612
*	Modern Times Group MTG AB Shares B Class B	73,587	592
	Granges AB	58,280	580
	Peab AB Class B	104,588	553
	Mips AB	10,110	547
*	Alleima AB	106,123	545
	Lindab International AB	32,774	525
*,2	Boozt AB	43,850	508
[2]	Munters Group AB	50,820	499
	Sagax AB Class D	185,997	491
	JM AB	29,862	479
*	OX2 AB	60,589	468
*,2	BioArctic AB Class B	17,661	456
	Beijer Alma AB	20,006	455
	Arjo AB Class B	101,076	448
	Bufab AB	13,429	445
	Nolato AB Class B	78,505	436
*	Stillfront Group AB	204,293	435
	Bilia AB Class A	37,365	422
	NCC AB Class B	40,700	405
	Biotage AB	32,349	402
[1]	Svenska Handelsbanken AB Class B	36,460	401
	MEKO AB	32,413	397
	Concentric AB	18,183	382
	Troax Group AB	16,741	379
*	Truecaller AB Class B	117,157	350
	Atrium Ljungberg AB Class B	18,027	335
	Corem Property Group AB Class B	417,564	331
[1]	Intrum AB	36,295	329
	INVISIO AB	15,780	324
*,2	Attendo AB	88,614	314
	Ratos AB Class B	88,996	308
*	Sdiptech AB Class B	13,329	308
	Telefonaktiebolaget LM Ericsson Class A	49,637	304
	Dios Fastigheter AB	42,250	302
	Platzer Fastigheter Holding AB Class B	34,923	294
	Samhallsbyggnadsbolaget i Norden AB Class D	177,911	270
	Investment AB Oresund	22,015	264
	Cloetta AB Class B	124,219	263
	Systemair AB	29,856	260
	NP3 Fastigheter AB	12,702	245
	Fagerhult AB	35,407	226
	Cibus Nordic Real Estate AB	19,911	213
57

Total World Stock Index Fund
		Shares	Market Value• ($000)
*,2	Scandic Hotels Group AB	58,544	209
	SkiStar AB	15,371	198
	Clas Ohlson AB Class B	26,096	197
*,1	BICO Group AB Class B	28,907	173
*	Camurus AB	7,385	168
	Volati AB	16,186	162
[2]	Resurs Holding AB	76,489	146
*	Cint Group AB	87,964	138
*	Collector Bank AB	39,722	126
	Skandinaviska Enskilda Banken AB Class C	9,487	121
	Husqvarna AB Class A	13,494	116
	Corem Property Group AB Preference Shares	4,687	97
	Nobia AB	55,170	80
	BONAVA AB	17,428	34
	NCC AB Class A	2,835	31
*,3	Ow Bunker A/S	3,210	—
			330,697
Switzerland (2.4%)
	Nestle SA (Registered)	1,426,358	182,987
	Novartis AG (Registered)	1,053,246	107,741
	Roche Holding AG	310,315	97,172
	Cie Financiere Richemont SA Class A (Registered)	270,890	44,778
	Zurich Insurance Group AG	78,353	37,997
	UBS Group AG (Registered)	1,511,600	30,765
	ABB Ltd. (Registered)	798,060	28,789
	Lonza Group AG (Registered)	39,176	24,432
	Roche Holding AG (Bearer)	71,884	24,326
	Sika AG (Registered) Class A	76,416	21,108
*	Holcim AG	286,193	18,910
	Alcon Inc.	243,732	17,748
	Swiss Re AG	151,355	15,242
	Givaudan SA (Registered)	4,187	14,646
	Partners Group Holding AG	11,692	11,350
*	Swiss Life Holding AG (Registered)	16,012	10,569
	Geberit AG (Registered)	17,932	10,213
	Swisscom AG (Registered)	13,344	9,161
	Sonova Holding AG (Registered)	27,135	8,605
	Straumann Holding AG (Registered)	55,847	8,402
	Julius Baer Group Ltd.	110,048	7,886
	Kuehne & Nagel International AG (Registered)	26,429	7,830
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	631	7,791
	SGS SA (Registered)	76,550	6,927
		Shares	Market Value• ($000)
	Swatch Group AG (Bearer)	17,183	5,895
	Chocoladefabriken Lindt & Spruengli AG (Registered)	44	5,424
	Schindler Holding AG (XSWX)	23,743	5,306
[2]	VAT Group AG	13,558	4,783
	SIG Group AG	172,968	4,630
	Logitech International SA (Registered)	75,039	4,441
	Barry Callebaut AG (Registered)	1,873	3,999
	Baloise Holding AG (Registered)	23,672	3,963
	Swiss Prime Site AG (Registered)	39,783	3,601
*	On Holding AG Class A	110,627	3,590
	Georg Fischer AG (Registered)	43,066	3,140
	EMS-Chemie Holding AG (Registered)	3,733	3,066
*	Adecco Group AG (Registered)	85,275	2,933
*	Tecan Group AG (Registered)	6,621	2,885
	PSP Swiss Property AG (Registered)	23,721	2,793
	Temenos AG (Registered)	31,678	2,668
	Helvetia Holding AG (Registered)	17,592	2,632
	Belimo Holding AG (Registered)	4,956	2,392
[2]	Galenica AG	25,483	2,284
*	Clariant AG (Registered)	121,752	2,031
	Flughafen Zurich AG (Registered)	10,010	1,927
	Bachem Holding AG	16,897	1,846
*	Dufry AG (Registered)	39,898	1,844
*	Credit Suisse Group AG (Registered)	1,892,692	1,703
	Schindler Holding AG (Registered)	7,704	1,646
*	Siegfried Holding AG (Registered)	2,135	1,645
	Bucher Industries AG (Registered)	3,590	1,617
	BKW AG	9,224	1,580
	DKSH Holding AG	19,739	1,572
	Banque Cantonale Vaudoise (Registered)	14,805	1,558
	Allreal Holding AG (Registered)	7,713	1,369
*,1	Accelleron Industries AG	49,687	1,226
	Cembra Money Bank AG Class B	15,255	1,225
*	Meyer Burger Technology AG	1,880,453	1,211
	SFS Group AG	9,216	1,204
	Interroll Holding AG (Registered)	320	1,168
	Emmi AG (Registered)	1,094	1,139
[1]	Stadler Rail AG	26,832	1,115
	Inficon Holding AG (Registered)	1,015	1,105
	Landis & Gyr Group AG	12,811	1,061
		Shares	Market Value• ($000)
	Vontobel Holding AG (Registered)	15,042	1,008
	Daetwyler Holding AG	3,974	1,006
*	Aryzta AG	548,265	974
	Comet Holding AG (Registered)	3,896	942
	Burckhardt Compression Holding AG	1,518	937
	Mobimo Holding AG (Registered)	3,484	934
	Valiant Holding AG (Registered)	7,926	921
	Softwareone Holding AG	60,743	916
	Swissquote Group Holding SA (Registered)	4,272	915
*	ams-OSRAM AG	128,142	885
	Forbo Holding AG (Registered)	584	860
	dormakaba Holding AG	1,882	843
	VZ Holding AG	8,321	776
	Sulzer AG (Registered)	9,040	758
	St Galler Kantonalbank AG (Registered)	1,337	753
	Swatch Group AG (Registered)	11,868	749
	Huber & Suhner AG (Registered)	8,927	735
	Komax Holding AG (Registered)	2,676	709
*,2	Sensirion Holding AG	6,307	684
*	Dottikon Es Holding AG (Registered)	2,519	658
	Kardex Holding AG (Registered)	2,707	619
	OC Oerlikon Corp. AG (Registered)	110,422	618
*,1	Idorsia Ltd.	62,337	602
	Bystronic AG	797	575
	LEM Holding SA (Registered)	241	531
	SKAN Group AG	5,168	500
	Schweiter Technologies AG	619	494
[2]	Medacta Group SA	3,604	484
	EFG International AG	48,862	470
	u-blox Holding AG	3,709	447
	Ypsomed Holding AG (Registered)	1,899	441
	PIERER Mobility AG	5,140	438
	Intershop Holding AG	583	409
	Zehnder Group AG	4,740	387
	Arbonia AG	29,171	357
	Implenia AG (Registered)	7,694	347
	Leonteq AG	6,314	343
	Bossard Holding AG (Registered) Class A	1,395	342
	Vetropack Holding AG (Registered) Class A	6,482	337
*	Basilea Pharmaceutica AG (Registered)	6,878	333
	COSMO Pharmaceuticals NV	5,142	310
58

Total World Stock Index Fund
		Shares	Market Value• ($000)
*,2	Medmix AG	12,792	304
*	Autoneum Holding AG	1,863	283
	APG SGA SA	1,157	255
	Bell Food Group AG (Registered)	785	249
	ALSO Holding AG (Registered)	1,028	220
	TX Group AG	1,878	219
*,2	Montana Aerospace AG	11,959	217
	Hiag Immobilien Holding AG	2,215	206
*,2	PolyPeptide Group AG	7,414	186
*,2	Medartis Holding AG	2,048	172
*,1	Zur Rose Group AG	3,209	140
	Rieter Holding AG (Registered)	1,063	116
	VP Bank AG Class A	742	83
			885,589
Taiwan (1.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	10,553,413	172,818
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	414,495	34,942
	Hon Hai Precision Industry Co. Ltd.	6,319,118	21,533
	MediaTek Inc.	795,766	17,303
	Delta Electronics Inc.	1,132,311	11,092
*	United Microelectronics Corp.	6,078,468	9,776
	Fubon Financial Holding Co. Ltd.	3,983,065	7,671
	Nan Ya Plastics Corp.	2,960,545	7,524
	CTBC Financial Holding Co. Ltd.	9,506,715	7,008
	Cathay Financial Holding Co. Ltd.	4,833,710	6,697
	Mega Financial Holding Co. Ltd.	5,847,438	6,487
	E.Sun Financial Holding Co. Ltd.	7,611,699	6,190
	China Steel Corp.	6,466,678	6,133
	Formosa Plastics Corp.	2,003,089	6,128
	Uni-President Enterprises Corp.	2,512,992	6,025
	ASE Technology Holding Co. Ltd.	1,785,262	5,869
	Chailease Holding Co. Ltd.	742,423	5,407
	Chunghwa Telecom Co. Ltd.	1,197,000	4,953
	First Financial Holding Co. Ltd.	5,537,502	4,891
	Yuanta Financial Holding Co. Ltd.	6,446,980	4,746
	Taiwan Cooperative Financial Holding Co. Ltd.	5,359,741	4,672
	Taiwan Cement Corp. (XTAI)	3,305,524	4,170
	Quanta Computer Inc.	1,472,690	4,124
	Novatek Microelectronics Corp.	300,025	4,102
	Shares	Market Value• ($000)
Formosa Chemicals & Fibre Corp.	1,794,551	4,027
Hua Nan Financial Holdings Co. Ltd.	5,388,654	3,848
Hotai Motor Co. Ltd.	168,996	3,643
Largan Precision Co. Ltd.	55,020	3,613
China Development Financial Holding Corp.	8,432,685	3,606
Chunghwa Telecom Co. Ltd. ADR	81,784	3,371
Sinopac Holdings Co.	6,188,685	3,368
Taishin Financial Holding Co. Ltd.	5,960,037	3,363
Asustek Computer Inc.	364,677	3,361
Yageo Corp.	205,851	3,337
Unimicron Technology Corp.	671,000	3,188
Taiwan Mobile Co. Ltd.	920,800	3,103
Walsin Lihwa Corp.	1,866,873	3,032
Realtek Semiconductor Corp.	256,420	3,007
E Ink Holdings Inc.	481,272	2,998
Airtac International Group	81,804	2,969
Shanghai Commercial & Savings Bank Ltd.	1,962,850	2,969
Evergreen Marine Corp. Taiwan Ltd.	546,608	2,887
Accton Technology Corp.	279,000	2,726
Silergy Corp.	172,000	2,715
President Chain Store Corp.	299,137	2,635
Lite-On Technology Corp. ADR	1,080,030	2,587
Advantech Co. Ltd.	213,674	2,587
Pegatron Corp.	1,104,954	2,522
Wistron Corp.	1,465,152	2,221
eMemory Technology Inc.	37,000	2,212
Far Eastern New Century Corp.	2,057,279	2,139
Far EasTone Telecommunications Co. Ltd.	829,000	2,130
Chang Hwa Bank	3,634,001	2,107
Catcher Technology Co. Ltd.	355,310	2,096
Formosa Petrochemical Corp.	734,140	2,077
Innolux Corp.	4,530,045	1,985
Yang Ming Marine Transport Corp.	961,632	1,984
Voltronic Power Technology Corp.	34,322	1,974
Globalwafers Co. Ltd.	124,000	1,949
Shin Kong Financial Holdings Co. Ltd.	7,072,851	1,933
Asia Cement Corp.	1,301,264	1,864
Inventec Corp.	1,651,554	1,781
Wiwynn Corp.	46,000	1,751
Eclat Textile Co. Ltd.	109,166	1,738
Micro-Star International Co. Ltd.	349,000	1,659
Compal Electronics Inc.	2,074,323	1,619
		Shares	Market Value• ($000)
	Teco Electric and Machinery Co. Ltd.	1,111,000	1,599
	Acer Inc.	1,549,551	1,528
	Ruentex Development Co. Ltd.	1,294,144	1,512
	Global Unichip Corp.	46,000	1,501
	Feng TAY Enterprise Co. Ltd.	240,509	1,496
	Powerchip Semiconductor Manufacturing Corp.	1,540,000	1,496
	Synnex Technology International Corp.	733,498	1,480
	Alchip Technologies Ltd.	37,882	1,471
	Sino-American Silicon Products Inc.	303,000	1,460
	Pou Chen Corp.	1,393,524	1,444
	AU Optronics Corp.	2,545,400	1,414
	Tripod Technology Corp.	364,000	1,365
	Vanguard International Semiconductor Corp.	474,000	1,343
	Taiwan Business Bank	2,924,050	1,329
	Winbond Electronics Corp.	1,544,726	1,311
	ASPEED Technology Inc.	15,300	1,310
	Hiwin Technologies Corp.	168,188	1,292
	Chroma ATE Inc.	205,000	1,273
	TA Chen Stainless Pipe	863,512	1,252
	Sinbon Electronics Co. Ltd.	112,499	1,247
	Eva Airways Corp.	1,414,817	1,241
*	Tatung Co. Ltd.	1,162,789	1,235
	WPG Holdings Ltd.	745,440	1,215
	Zhen Ding Technology Holding Ltd.	331,700	1,208
	Phison Electronics Corp.	94,000	1,193
*	Oneness Biotech Co. Ltd.	151,000	1,188
	Gigabyte Technology Co. Ltd.	276,000	1,182
	Taiwan High Speed Rail Corp.	1,137,000	1,150
	Lotes Co. Ltd.	39,807	1,141
	Win Semiconductors Corp.	212,151	1,133
	Parade Technologies Ltd.	37,000	1,133
	Cheng Shin Rubber Industry Co. Ltd.	894,379	1,102
	King Yuan Electronics Co. Ltd.	716,000	1,099
	Foxconn Technology Co. Ltd.	620,514	1,091
	Wan Hai Lines Ltd.	507,305	1,079
	Macronix International Co. Ltd.	1,007,903	1,060
	Powertech Technology Inc.	348,000	1,042
	Lien Hwa Industrial Holdings Corp.	519,490	1,034
59

Total World Stock Index Fund
		Shares	Market Value• ($000)
	International Games System Co. Ltd.	59,000	1,030
	China Airlines Ltd.	1,631,000	1,012
	Chicony Electronics Co. Ltd.	302,231	955
	Nanya Technology Corp.	414,324	918
	Nan Ya Printed Circuit Board Corp.	102,000	918
	Giant Manufacturing Co. Ltd.	151,170	907
	Auo Corp. ADR	153,456	875
	Makalot Industrial Co. Ltd.	119,985	871
	Simplo Technology Co. Ltd.	86,640	870
	Faraday Technology Corp.	158,800	854
	Highwealth Construction Corp.	623,125	853
	Radiant Opto-Electronics Corp.	227,314	838
	Poya International Co. Ltd.	44,685	836
	Qisda Corp. ADR	736,000	830
	Yulon Motor Co. Ltd.	315,430	829
	Walsin Technology Corp.	262,968	820
*	HTC Corp.	440,491	818
	ASMedia Technology Inc.	22,000	818
	IBF Financial Holdings Co. Ltd.	2,011,678	808
	Nien Made Enterprise Co. Ltd.	73,000	804
	Taichung Commercial Bank Co. Ltd.	1,742,366	800
	Asia Vital Components Co. Ltd.	154,234	794
	Compeq Manufacturing Co. Ltd.	559,000	787
	Ruentex Industries Ltd.	417,019	786
	momo.com Inc.	28,040	760
	Elite Material Co. Ltd.	142,000	760
	Union Bank Of Taiwan	1,408,000	739
	Merida Industry Co. Ltd.	128,400	719
	Taiwan Fertilizer Co. Ltd.	370,000	712
	Ardentec Corp.	400,903	707
	Chung-Hsin Electric & Machinery Manufacturing Corp.	208,000	690
	Yulon Finance Corp.	113,486	683
	Jentech Precision Industrial Co. Ltd.	45,598	678
	AP Memory Technology Corp.	70,700	647
	Chipbond Technology Corp.	292,000	627
	Microbio Co. Ltd.	299,470	611
	China Petrochemical Development Corp.	1,832,488	604
	Topco Scientific Co. Ltd.	99,047	602
	YFY Inc.	599,000	602
		Shares	Market Value• ($000)
	ENNOSTAR Inc.	369,278	602
	Taiwan Secom Co. Ltd.	169,675	600
	Goldsun Building Materials Co. Ltd.	646,137	590
	Bizlink Holding Inc.	67,616	581
	Grape King Bio Ltd.	96,000	572
	Taiwan Glass Industry Corp.	862,842	572
*	United Renewable Energy Co. Ltd.	838,502	568
	Taiwan Surface Mounting Technology Corp.	176,250	567
	Fusheng Precision Co. Ltd.	80,000	563
	Tung Ho Steel Enterprise Corp.	290,110	546
*	Great Wall Enterprise Co. Ltd.	323,553	541
	Eternal Materials Co. Ltd.	511,973	540
	Taiwan Hon Chuan Enterprise Co. Ltd.	163,772	533
	Genius Electronic Optical Co. Ltd.	43,911	533
	Shinkong Synthetic Fibers Corp.	926,000	531
	USI Corp.	635,645	529
	King's Town Bank Co. Ltd.	458,000	526
*	Polaris Group	168,000	521
	Kinsus Interconnect Technology Corp.	142,000	514
	CTCI Corp.	369,000	511
	Bora Pharmaceuticals Co. Ltd.	21,000	499
	Sanyang Motor Co. Ltd.	279,000	498
	Tong Hsing Electronic Industries Ltd.	88,417	490
	Wisdom Marine Lines Co. Ltd.	231,196	484
	United Integrated Services Co. Ltd.	68,200	482
*	EirGenix Inc.	137,000	478
	Mitac Holdings Corp.	511,589	473
*	FLEXium Interconnect Inc.	153,154	472
	Sigurd Microelectronics Corp.	275,781	469
*	HannStar Display Corp.	1,170,265	467
	Supreme Electronics Co. Ltd.	328,210	465
*	Phihong Technology Co. Ltd.	193,000	464
	Far Eastern Department Stores Ltd.	635,115	463
	Gold Circuit Electronics Ltd.	143,100	461
	Hotai Finance Co. Ltd.	106,000	458
	Formosa Taffeta Co. Ltd.	488,000	450
*	Via Technologies Inc.	184,000	446
*	Elan Microelectronics Corp.	143,400	442
	Cheng Loong Corp.	432,000	441
	Charoen Pokphand Enterprise	150,400	441
		Shares	Market Value• ($000)
	TXC Corp.	158,000	439
	Merry Electronics Co. Ltd.	156,309	439
	Pan Jit International Inc.	202,800	434
	Far Eastern International Bank	1,174,395	429
*	Nan Kang Rubber Tire Co. Ltd.	340,493	427
	Fitipower Integrated Technology Inc.	82,603	427
	Episil Technologies Inc.	167,334	426
	Huaku Development Co. Ltd.	136,000	419
	Wistron NeWeb Corp.	138,400	417
	Chicony Power Technology Co. Ltd.	149,000	415
	Capital Securities Corp.	924,220	413
*,1	United Microelectronics Corp. ADR	51,487	413
	WT Microelectronics Co. Ltd.	189,986	411
	Coretronic Corp.	165,400	404
	Synmosa Biopharma Corp.	255,535	398
	TCI Co. Ltd.	56,022	379
	ChipMOS Technologies Inc.	312,682	378
	Depo Auto Parts Ind Co. Ltd.	118,000	376
	Feng Hsin Steel Co. Ltd.	169,000	374
	Farglory Land Development Co. Ltd.	187,000	374
	Getac Holdings Corp.	192,000	368
	VisEra Technologies Co. Ltd.	52,000	366
	Wafer Works Corp.	257,601	364
	Tong Yang Industry Co. Ltd.	234,000	364
	King Slide Works Co. Ltd.	27,000	364
	Raydium Semiconductor Corp.	29,000	361
	Primax Electronics Ltd.	184,000	360
	Oriental Union Chemical Corp.	528,000	360
	China Motor Corp.	135,800	350
*	Taiwan TEA Corp.	469,000	350
	Kinpo Electronics	806,000	346
*	Ambassador Hotel	271,000	337
	SDI Corp.	85,000	335
	Lotus Pharmaceutical Co. Ltd.	39,000	331
	Center Laboratories Inc.	198,944	330
	Great Tree Pharmacy Co. Ltd.	25,000	330
	U-Ming Marine Transport Corp.	185,000	329
	Arcadyan Technology Corp.	100,099	329
	Chung Hung Steel Corp.	409,000	327
	China Steel Chemical Corp.	87,000	326
60

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Formosa International Hotels Corp.	36,058	324
	Taiwan Semiconductor Co. Ltd.	108,000	324
	TSRC Corp.	357,925	324
	Nuvoton Technology Corp.	74,000	322
	Chin-Poon Industrial Co. Ltd.	306,000	321
*	Wowprime Corp.	30,665	317
*	Mercuries Life Insurance Co. Ltd.	1,850,590	317
	Sitronix Technology Corp.	42,000	313
	Cleanaway Co. Ltd.	51,000	312
*	TaiMed Biologics Inc.	81,000	312
	Andes Technology Corp.	21,000	312
	Standard Foods Taiwan Ltd.	236,400	311
	Kenda Rubber Industrial Co. Ltd.	304,000	309
	AURAS Technology Co. Ltd.	38,000	308
	President Securities Corp.	565,670	307
	General Interface Solution Holding Ltd.	118,000	306
*	Gloria Material Technology Corp.	157,000	302
	Sercomm Corp.	112,000	300
	Greatek Electronics Inc.	170,000	299
	Gudeng Precision Industrial Co. Ltd.	26,201	299
	Grand Pacific Petrochemical	447,000	295
	Taiwan Paiho Ltd.	159,000	289
	Tainan Spinning Co. Ltd.	519,543	286
	Solar Applied Materials Technology Corp.	240,571	286
	Foxsemicon Integrated Technology Inc.	46,900	286
	Ennoconn Corp.	34,976	286
	O-Bank Co. Ltd.	845,000	282
	Transcend Information Inc.	120,000	278
	Elite Semiconductor Microelectronics Technology Inc.	105,000	278
	Ta Ya Electric Wire & Cable	310,766	278
	Taiwan Mask Corp.	105,158	275
	Yieh Phui Enterprise Co. Ltd.	549,292	273
	YungShin Global Holding Corp.	181,350	273
	Kaori Heat Treatment Co. Ltd.	41,625	270
	Hota Industrial Manufacturing Co. Ltd.	116,940	269
	Shin Zu Shing Co. Ltd.	93,691	267
	Holy Stone Enterprise Co. Ltd.	80,200	267
	Innodisk Corp.	27,118	264
		Shares	Market Value• ($000)
	Everlight Electronics Co. Ltd.	202,000	263
	Ton Yi Industrial Corp.	389,000	263
	Universal Vision Biotechnology Co. Ltd.	19,950	261
*	CSBC Corp. Taiwan	297,615	252
	Visual Photonics Epitaxy Co. Ltd.	79,250	250
	Jess-Link Products Co. Ltd.	144,750	250
	IEI Integration Corp.	96,605	249
	Taiwan Sakura Corp.	118,994	249
*	UPI Semiconductor Corp.	24,000	248
	ITEQ Corp.	108,244	247
	Taiwan Cogeneration Corp.	155,000	245
	Systex Corp.	91,000	242
	Pegavision Corp.	17,000	241
	Kung Long Batteries Industrial Co. Ltd.	51,000	239
	Brighton-Best International Taiwan Inc.	207,000	239
	Cheng Uei Precision Industry Co. Ltd.	173,000	236
	KMC Kuei Meng International Inc.	50,000	236
	Sporton International Inc.	27,092	234
	Kuo Toong International Co. Ltd.	254,374	232
	Wei Chuan Foods Corp.	354,000	231
*	Shining Building Business Co. Ltd.	730,915	230
	Topkey Corp.	35,000	230
*	TSEC Corp.	191,414	230
	Allied Supreme Corp.	25,000	230
	Infortrend Technology Inc.	258,000	229
	TaiDoc Technology Corp.	38,000	228
	Radium Life Tech Co. Ltd.	759,440	228
	Xxentria Technology Materials Corp.	105,000	228
	Chong Hong Construction Co. Ltd.	87,152	227
	Century Iron & Steel Industrial Co. Ltd.	63,000	227
	ADATA Technology Co. Ltd.	92,190	226
	Machvision Inc.	37,404	225
	Advanced Energy Solution Holding Co. Ltd.	10,000	225
	Chia Hsin Cement Corp.	341,000	223
	Sinon Corp.	185,000	223
	XinTec Inc.	68,000	218
	FocalTech Systems Co. Ltd.	82,655	214
	International CSRC Investment Holdings Co.	323,447	211
	Nantex Industry Co. Ltd.	164,000	211
*	Medigen Vaccine Biologics Corp.	98,287	211
		Shares	Market Value• ($000)
	Shiny Chemical Industrial Co. Ltd.	50,000	211
	TTY Biopharm Co. Ltd.	83,541	209
*	AcBel Polytech Inc.	150,000	207
	Taiwan Union Technology Corp.	95,000	206
	Formosan Rubber Group Inc.	287,890	205
*	RichWave Technology Corp.	36,518	204
	Continental Holdings Corp.	200,000	203
	Pixart Imaging Inc.	60,000	202
	Global Mixed Mode Technology Inc.	34,000	201
	VIA Labs Inc.	30,000	200
	Hannstar Board Corp.	159,059	197
	Shinkong Insurance Co. Ltd.	117,000	196
	Longchen Paper & Packaging Co. Ltd.	349,309	196
	OptoTech Corp.	171,312	196
	Cub Elecparts Inc.	34,148	196
	Kinik Co.	54,000	195
*	CMC Magnetics Corp.	739,855	194
	Dimerco Express Corp.	68,466	193
*	Foresee Pharmaceuticals Co. Ltd.	64,000	193
	BES Engineering Corp.	560,000	191
	Sunny Friend Environmental Technology Co. Ltd.	37,000	191
	Evergreen International Storage & Transport Corp.	210,000	186
	Chang Wah Technology Co. Ltd.	135,000	186
	Rich Development Co. Ltd.	594,000	185
	Panion & BF Biotech Inc.	35,023	185
	Wah Lee Industrial Corp.	64,260	183
	Dyaco International Inc.	131,000	182
	Ability Enterprise Co. Ltd.	268,000	178
	Cathay Real Estate Development Co. Ltd.	319,200	176
	Acter Group Corp. Ltd.	39,576	175
*	Kuo Yang Construction Co. Ltd.	293,000	174
	Pan-International Industrial Corp.	142,000	174
	Flytech Technology Co. Ltd.	74,853	173
	Fulgent Sun International Holding Co. Ltd.	43,029	173
*	Adimmune Corp.	131,485	171
*	OBI Pharma Inc.	61,225	170
	Sinyi Realty Inc.	177,358	168
	UPC Technology Corp.	344,265	168
61

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Asia Optical Co. Inc.	80,000	167
	Mercuries & Associates Holding Ltd.	338,674	167
	Lealea Enterprise Co. Ltd.	470,000	165
	Toung Loong Textile Manufacturing	176,460	162
	Unizyx Holding Corp.	119,467	161
	Prince Housing & Development Corp.	412,050	161
	Chlitina Holding Ltd.	22,400	160
	Huang Hsiang Construction Corp.	105,000	159
*	Tanvex BioPharma Inc.	64,355	159
	Etron Technology Inc.	111,777	158
	Advanced Wireless Semiconductor Co.	58,437	158
	Chang Wah Electromaterials Inc.	144,000	156
	Kindom Development Co. Ltd.	161,700	156
	Anpec Electronics Corp.	28,000	155
	Soft-World International Corp.	50,000	153
	Hsin Kuang Steel Co. Ltd.	96,000	153
	Co-Tech Development Corp.	85,000	152
	Actron Technology Corp.	26,000	152
*	Globe Union Industrial Corp.	320,141	151
	China General Plastics Corp.	184,895	151
	Gamania Digital Entertainment Co. Ltd.	62,000	149
	Asia Polymer Corp.	163,556	147
	Chief Telecom Inc.	12,000	147
	Posiflex Technology Inc.	42,169	146
	Darfon Electronics Corp.	101,000	145
	Thinking Electronic Industrial Co. Ltd.	30,000	144
	TPK Holding Co. Ltd.	117,958	144
	Namchow Holdings Co. Ltd.	92,000	144
	Apex International Co. Ltd.	80,000	144
	Marketech International Corp.	34,000	144
	Test Research Inc.	68,000	143
	Motech Industries Inc.	115,929	143
	Gourmet Master Co. Ltd.	28,245	143
	Silicon Integrated Systems Corp.	246,669	141
*	China Man-Made Fiber Corp.	516,602	141
	China Bills Finance Corp.	283,000	139
	St. Shine Optical Co. Ltd.	17,000	138
	Hu Lane Associate Inc.	30,575	137
		Shares	Market Value• ($000)
	Advanced International Multitech Co. Ltd.	46,000	136
	Holtek Semiconductor Inc.	60,000	135
	Hung Sheng Construction Ltd.	181,912	135
	Advanced Ceramic X Corp.	20,000	135
	CHC Healthcare Group	60,268	135
	Orient Semiconductor Electronics Ltd.	208,605	133
	Sunplus Technology Co. Ltd.	171,000	132
	AmTRAN Technology Co. Ltd.	353,960	132
*	Unitech Printed Circuit Board Corp.	223,689	131
	YC INOX Co. Ltd.	137,692	131
	L&K Engineering Co. Ltd.	87,000	129
*	Chun Yuan Steel Industry Co. Ltd.	244,000	129
	China Chemical & Pharmaceutical Co. Ltd.	143,000	128
	Ichia Technologies Inc.	138,000	128
	PharmaEngine Inc.	40,038	128
	Formosa Sumco Technology Corp.	26,000	127
	Nichidenbo Corp.	68,000	127
	ITE Technology Inc.	44,000	127
	Genesys Logic Inc.	36,000	127
*	First Steamship Co. Ltd.	419,936	126
	Alpha Networks Inc.	107,772	125
*	RDC Semiconductor Co. Ltd.	23,000	124
	ScinoPharm Taiwan Ltd.	133,245	123
	91APP Inc.	26,000	123
	Chung Hwa Pulp Corp.	152,421	122
	Everlight Chemical Industrial Corp.	170,240	122
	Zeng Hsing Industrial Co. Ltd.	33,304	121
	Tung Thih Electronic Co. Ltd.	26,000	120
	Sunonwealth Electric Machine Industry Co. Ltd.	69,000	118
	Adlink Technology Inc.	59,584	116
	Tyntek Corp.	194,000	115
	Firich Enterprises Co. Ltd.	123,185	115
	Amazing Microelectronic Corp.	33,290	115
*	Federal Corp.	170,612	114
	China Metal Products	101,000	113
	Bank of Kaohsiung Co. Ltd.	280,807	113
*	Hong Pu Real Estate Development Co. Ltd.	140,000	112
	Dynamic Holding Co. Ltd.	140,760	112
	Taiwan PCB Techvest Co. Ltd.	83,000	111
		Shares	Market Value• ($000)
*	Asia Pacific Telecom Co. Ltd.	507,508	111
	T3EX Global Holdings Corp.	44,000	111
	ASROCK Inc.	25,000	111
	CyberTAN Technology Inc.	148,000	110
	Weltrend Semiconductor	70,599	110
	Chunghwa Precision Test Tech Co. Ltd.	7,000	110
	Taiyen Biotech Co. Ltd.	100,000	109
	Sensortek Technology Corp.	10,000	109
	Dynapack International Technology Corp.	43,000	107
	Johnson Health Tech Co. Ltd.	49,105	107
	Sonix Technology Co. Ltd.	65,000	105
	Taiwan Styrene Monomer	190,450	104
	Quanta Storage Inc.	59,000	104
	Sampo Corp.	121,600	104
	Gemtek Technology Corp.	102,000	103
*	Career Technology MFG. Co. Ltd.	134,522	102
	LandMark Optoelectronics Corp.	30,600	101
	Swancor Holding Co. Ltd.	30,000	99
	Ultra Chip Inc.	29,000	99
*	D-Link Corp.	169,475	98
	Yeong Guan Energy Technology Group Co. Ltd.	37,639	97
	Kaimei Electronic Corp.	42,400	96
	Clevo Co.	95,628	95
	Syncmold Enterprise Corp.	48,750	95
	KEE TAI Properties Co. Ltd.	212,000	93
	Senao International Co. Ltd.	80,893	92
	Sincere Navigation Corp.	124,790	92
	China Electric Manufacturing Corp.	152,360	88
*	Gigastorage Corp.	141,195	88
	FSP Technology Inc.	54,000	88
	TYC Brother Industrial Co. Ltd.	90,000	87
	Altek Corp.	78,600	86
*,3	Roo Hsing Co. Ltd.	874,000	83
	Bioteque Corp.	22,000	82
	Lung Yen Life Service Corp.	67,000	82
	Elite Advanced Laser Corp.	67,412	81
	Speed Tech Corp.	46,000	80
	Iron Force Industrial Co. Ltd.	29,000	78
	Ho Tung Chemical Corp.	251,141	76
	Egis Technology Inc.	27,000	75
	Taiflex Scientific Co. Ltd.	54,800	75
	PChome Online Inc.	39,587	74
62

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Taigen Biopharmaceuticals Holdings Ltd.	146,872	74
	AGV Products Corp.	202,440	73
	Fittech Co. Ltd.	25,781	73
	TA-I Technology Co. Ltd.	45,750	71
	Lingsen Precision Industries Ltd.	151,000	70
	Rechi Precision Co. Ltd.	120,000	70
*	Brogent Technologies Inc.	17,529	69
	Global Brands Manufacture Ltd.	61,640	68
	Nidec Chaun-Choung Technology Corp.	13,000	68
	WUS Printed Circuit Co. Ltd.	73,457	68
	Rexon Industrial Corp. Ltd.	69,000	67
	Basso Industry Corp.	48,200	66
	HannsTouch Solution Inc.	200,133	66
	Yulon Nissan Motor Co. Ltd.	10,000	63
*	Li Peng Enterprise Co. Ltd.	240,600	63
	Tong-Tai Machine & Tool Co. Ltd.	106,560	60
*	Ritek Corp.	202,257	60
*	Elitegroup Computer Systems Co. Ltd.	73,000	59
*	ALI Corp.	86,811	56
*	Medigen Biotechnology Corp.	49,000	55
*	Gigasolar Materials Corp.	15,519	53
*	Savior Lifetec Corp.	81,096	49
*	Darwin Precisions Corp.	142,000	48
	Sheng Yu Steel Co. Ltd.	56,000	47
*	Newmax Technology Co. Ltd.	47,000	44
	Shin Foong Specialty & Applied Materials Co. Ltd.	22,000	43
	Nan Liu Enterprise Co. Ltd.	16,000	42
	GeneReach Biotechnology Corp.	21,256	40
*	Cyberlink Corp.	11,000	35
*	Zinwell Corp.	43,000	27
*	Li Cheng Enterprise Co. Ltd.	28,407	23
	Test Rite International Co. Ltd.	16,201	11
*,3	Pihsiang Machinery Manufacturing Co. Ltd.	38,000	—
*,3	Unity Opto Technology Co. Ltd.	378,000	—
*,3	Xpec Entertainment Inc.	21,468	—
*,3	Pharmally International Holding Co. Ltd.	10,673	—
			640,038
		Shares	Market Value• ($000)
Thailand (0.3%)
	PTT PCL	7,454,380	6,786
*	CP ALL PCL	3,121,200	5,931
*	Airports of Thailand PCL	2,250,250	4,834
	Bangkok Dusit Medical Services PCL Class F	4,733,800	4,067
	Advanced Info Service PCL	603,900	3,791
	Gulf Energy Development PCL	2,226,480	3,321
	PTT Exploration & Production PCL	740,381	3,221
	Delta Electronics Thailand PCL	1,500,000	3,196
	Kasikornbank PCL	821,935	3,018
	Central Pattana PCL	1,455,600	2,909
	SCB X PCL Foreign	877,000	2,668
	Siam Cement PCL (Registered)	240,406	2,215
	Bumrungrad Hospital PCL	297,400	2,077
	Minor International PCL	2,073,232	1,920
	Central Retail Corp. PCL	1,443,000	1,898
	Energy Absolute PCL (XBKK)	854,800	1,702
	Bangkok Bank PCL (Registered)	329,648	1,520
[1]	Charoen Pokphand Foods PCL	2,525,100	1,503
	Siam Cement PCL NDVR	162,800	1,500
	Krung Thai Bank PCL	2,656,675	1,404
	True Corp. PCL	5,886,976	1,371
	Home Product Center PCL	3,260,298	1,341
	PTT Global Chemical PCL	1,072,115	1,308
	Bangkok Expressway & Metro PCL	4,180,457	1,085
[1]	Krungthai Card PCL	689,000	1,068
[1]	Banpu PCL (Registered)	3,994,404	1,068
	Digital Telecommunications Infrastructure Fund Class F	2,849,317	1,060
	TMBThanachart Bank PCL	24,849,569	1,059
	BTS Group Holdings PCL	4,648,511	1,050
	Intouch Holdings PCL Class F	453,931	999
	Indorama Ventures PCL	986,000	985
[1]	PTT Oil & Retail Business PCL	1,456,000	948
	Tisco Financial Group PCL	336,800	891
	Siam Makro PCL	800,877	888
	Thonburi Healthcare Group PCL	451,600	887
	Thai Oil PCL	610,732	836
	Electricity Generating PCL	168,600	774
	Land & Houses PCL (Registered)	2,610,400	750
	SCG Packaging PCL	571,600	739
*	Asset World Corp. PCL	4,257,800	663
	Osotspa PCL	714,800	619
		Shares	Market Value• ($000)
	Thai Union Group PCL Class F	1,523,480	617
	Global Power Synergy PCL Class F	323,093	608
	Kiatnakin Bank PCL	331,900	585
	AP Thailand PCL	1,566,000	579
	Ratch Group PCL	519,124	575
	Bangchak Corp. PCL	599,500	533
	Berli Jucker PCL	462,784	530
	Srisawad Corp. PCL	302,305	494
	WHA Corp. PCL	3,748,102	484
*	Thai Life Insurance PCL	1,314,300	478
[1]	Thanachart Capital PCL	371,200	471
*	Central Plaza Hotel PCL	290,900	467
[1]	KCE Electronics PCL	412,300	462
	Carabao Group PCL Class F	213,400	449
	Ngern Tid Lor PCL	712,384	444
	Sansiri PCL	7,649,500	427
[1]	Land & Houses PCL NVDR	1,482,900	426
[1]	Siam Global House PCL	843,032	423
[1]	Com7 PCL Class F	547,600	407
*	Beyond Securities PCL	1,811,600	394
	Supalai PCL	616,000	383
	Jasmine Broadband Internet Infrastructure Fund Class F	1,805,600	370
[1]	B Grimm Power PCL	322,200	367
	Bangkok Chain Hospital PCL	566,200	361
	Hana Microelectronics PCL	292,700	358
	CH Karnchang PCL	575,000	356
*,1	Bangkok Commercial Asset Management PCL (XBKK)	915,800	355
	JMT Network Services PCL Class F	304,264	354
[1]	IRPC PCL	4,980,000	345
	Krung Thai Bank PCL NDVR	633,000	335
[1]	Ramkhamhaeng Hospital PCL	208,340	324
	TOA Paint Thailand PCL	375,300	322
	Muangthai Capital PCL	321,700	322
[1]	VGI PCL	3,130,323	309
	Thailand Future Fund	1,367,400	307
	Vibhavadi Medical Center PCL	3,814,644	291
	Gunkul Engineering PCL	2,590,199	288
*	STARK Corp. PCL	4,113,800	287
[1]	Star Petroleum Refining PCL	1,003,500	286
	Sri Trang Agro-Industry PCL	466,196	269
	Amata Corp. PCL	383,249	262
[1]	CK Power PCL	2,330,445	261
[1]	Jaymart Group Holdings PCL	442,100	258
[1]	Dohome PCL (XBKK)	649,357	246
63

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Chularat Hospital PCL Class F	2,340,180	240
	TPI Polene Power PCL	2,439,800	237
[1]	MK Restaurants Group PCL	157,200	227
	Bangkok Life Assurance PCL NVDR	269,040	221
	TTW PCL	870,200	221
	Mega Lifesciences PCL	176,300	212
	Esso Thailand PCL	819,400	210
	AEON Thana Sinsap Thailand PCL	36,100	204
[1]	Forth Corp. PCL	241,400	197
	Precious Shipping PCL	533,800	194
[1]	Dhipaya Group Holdings PCL	167,300	190
*,1	BEC World PCL	825,000	189
	Sino-Thai Engineering & Construction PCL	539,500	184
	TPI Polene PCL	4,173,300	184
*	Bangkok Airways PCL	457,000	179
[1]	Thai Vegetable Oil PCL	227,040	175
	Plan B Media PCL Class F	726,116	174
	Quality Houses PCL	2,442,183	169
[1]	LPN Development PCL	1,259,200	169
[1]	Singer Thailand PCL	372,900	156
	Sri Trang Gloves Thailand PCL	578,400	154
	Tipco Asphalt PCL	257,200	152
[1]	Thoresen Thai Agencies PCL	707,352	149
*,1	Jasmine Technology Solution PCL	173,400	145
	Origin Property PCL Class F	389,400	135
	Bangkok Land PCL	4,444,600	121
	Siam City Cement PCL	27,700	109
	Thaicom PCL	303,900	107
	Thaifoods Group PCL Class F	649,700	98
	Major Cineplex Group PCL	203,500	97
[1]	TQM Corp. PCL	123,600	93
	Banpu Power PCL	215,100	86
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT Class F	425,900	82
	MBK PCL	192,712	81
	PTG Energy PCL	190,400	76
	Workpoint Entertainment PCL	156,500	74
[1]	Ratchthani Leasing PCL	670,500	72
	Pruksa Holding PCL	195,300	71
*,1	Jasmine International PCL	1,256,900	69
	Super Energy Corp. PCL	3,838,700	68
*	Kerry Express Thailand PCL	186,000	68
*,1	Italian-Thai Development PCL	1,562,400	64
		Shares	Market Value• ($000)
	BCPG PCL	215,214	62
	GFPT PCL	164,000	52
	CPN Retail Growth Leasehold REIT	139,431	52
	BTS Group Holdings PCL NDVR	222,000	50
	Thanachart Capital PCL NDVR	38,600	49
	SPCG PCL	120,600	45
	SCB X PCL NVDR	14,100	43
	Pruksa Real Estate PCL	210,700	38
	Taokaenoi Food & Marketing PCL Class F	123,500	34
*	Rabbit Holdings PCL Class F	1,520,425	33
*	Samart Corp. PCL	211,300	25
*,3	Thai Airways International PCL	300,774	22
	Bangkok Life Assurance PCL	16,500	14
	Kasikornbank PCL NVDR	2,990	11
	Ratch Group PCL NDVR	9,776	11
*	Unique Engineering & Construction PCL	68,100	7
*	MBK PCL Warrants Exp. 11/15/23	7,412	3
*	VGI PCL Warrants Exp. 5/23/27 (XBKK)	722,382	3
*	JMT Network Services PCL Warrants Exp. 12/7/24	14,435	1
*	BTS Group Holdings PCL Warrants Exp. 11/20/26	44,400	—
*	BTS Group Holdings PCL NVDR Warrants Exp. 11/7/24	22,200	—
*	TTB W1 Warrants Rights Exp. 5/10/25	1	—
*	Kiatnakin Phatra Bank PCL Rights Exp. 4/26/24	27,658	—
*	Kiatnakin Phatra Bank PCL Rights Exp. 4/26/24 (XBKK)	27,658	—
			103,997
Turkey (0.1%)
*	Turk Hava Yollari AO	289,393	1,903
	BIM Birlesik Magazalar A/S	233,870	1,879
	KOC Holding A/S	447,010	1,740
	Turkiye Petrol Rafinerileri A/S	461,960	1,578
	Turkiye Sise ve Cam Fabrikalari A/S	758,657	1,439
	Enka Insaat ve Sanayi A/S	1,016,217	1,430
	Akbank TAS	1,727,230	1,428
*	Eregli Demir ve Celik Fabrikalari TAS	708,911	1,210
	Ford Otomotiv Sanayi A/S	38,919	1,076
	Turkcell Iletisim Hizmetleri A/S	620,468	1,057
		Shares	Market Value• ($000)
	Haci Omer Sabanci Holding A/S	535,220	1,052
*	Sasa Polyester Sanayi A/S	181,668	932
	Turkiye Is Bankasi A/S Class C	1,597,909	891
*	Hektas Ticaret TAS	601,994	835
	Yapi ve Kredi Bankasi A/S	1,548,180	755
	Aselsan Elektronik Sanayi Ve Ticaret A/S	298,070	686
*	Pegasus Hava Tasimaciligi A/S	27,101	619
	Tofas Turk Otomobil Fabrikasi A/S	59,701	590
	Koza Altin Isletmeleri A/S	539,784	525
*	Gubre Fabrikalari TAS	43,129	449
	Turkiye Garanti Bankasi A/S	306,482	432
	Coca-Cola Icecek A/S	34,564	419
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	1,290,544	400
*	Petkim Petrokimya Holding A/S	564,331	377
*	Migros Ticaret A/S	38,712	347
	Anadolu Efes Biracilik Ve Malt Sanayii A/S	102,639	332
	AG Anadolu Grubu Holding A/S	66,673	326
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	201,658	302
	Kontrolmatik Enerji Ve Muhendislik A/S	43,955	299
*	Turk Telekomunikasyon A/S	352,454	295
*	Investco Holding A/S	22,977	289
*	Girisim Elektrik Taahhut Ticaret Ve Sanayi A/S	79,344	274
*	Arcelik A/S	53,942	269
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	460,255	251
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	325,697	251
*	Oyak Cimento Fabrikalari A/S	160,978	250
	Dogus Otomotiv Servis ve Ticaret A/S	39,608	249
*	TAV Havalimanlari Holding A/S	68,404	248
	Is Yatirim Menkul Degerler A/S	107,031	242
*,2	MLP Saglik Hizmetleri A/S	69,471	236
*	Turkiye Vakiflar Bankasi TAO Class D	503,534	223
*	Borusan Mannesmann Boru Sanayi ve Ticaret A/S	35,900	220
*	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret A/S	93,124	214
64

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	651,654	200
	Nuh Cimento Sanayi A/S	29,683	197
[2]	Mavi Giyim Sanayi Ve Ticaret A/S Class B	36,334	196
	Aksa Enerji Uretim A/S Class B	132,529	191
*	Galata Wind Enerji A/S	228,192	184
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	67,747	182
*	Qua Granite Hayal	45,070	182
	Alarko Holding A/S	58,845	178
	Dogan Sirketler Grubu Holding A/S	389,279	172
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	47,182	170
	Aksa Akrilik Kimya Sanayii A/S	50,201	169
	Margun Enerji Uretim Sanayi VE Ticaret A/S	88,659	169
[2]	Enerjisa Enerji A/S	116,815	168
	Bera Holding A/S	308,280	161
*	Otokar Otomotiv Ve Savunma Sanayi A/S	3,623	157
*	Anadolu Anonim Turk Sigorta Sirketi	168,588	156
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	197,375	148
	Polisan Holding A/S	271,018	141
*	Sok Marketler Ticaret A/S	80,871	138
*	Izmir Demir Celik Sanayi A/S	559,166	136
	Turk Traktor ve Ziraat Makineleri A/S	4,701	135
	Borusan Yatirim ve Pazarlama A/S	3,077	135
*	Turkiye Halk Bankasi A/S	242,994	131
*	Ulker Biskuvi Sanayi A/S	79,342	122
*	Iskenderun Demir ve Celik A/S	77,436	119
*	Baticim Bati Anadolu Cimento Sanayii A/S	70,525	119
*	Can2 Termik A/S	46,379	116
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	79,291	116
*	Turkiye Sinai Kalkinma Bankasi A/S	560,984	114
	Oyak Yatirim Menkul Degerler A/S	58,742	112
*	Vestel Elektronik Sanayi ve Ticaret A/S	52,309	111
	Tekfen Holding A/S	74,320	110
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	537,737	109
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	59,315	108
		Shares	Market Value• ($000)
	Cimsa Cimento Sanayi VE Ticaret A/S	24,853	108
	Kervan Gida Sanayi Ve Ticaret A/S	130,593	101
	Logo Yazilim Sanayi Ve Ticaret A/S	31,908	98
*	Tat Gida Sanayi A/S	92,674	94
*	Zorlu Enerji Elektrik Uretim A/S	410,334	94
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	60,942	93
	EGE Endustri VE Ticaret A/S	387	90
*	Imas Makina Sanayi AS	62,743	88
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	55,000	87
*	Bursa Cimento Fabrikasi A/S	316,197	86
	Kimteks Poliuretan Sanayi VE Ticaret AS	19,009	84
*	Is Gayrimenkul Yatirim Ortakligi A/S	196,743	83
*	Penta Teknoloji Urunleri Dag	108,918	83
*	Biotrend Cevre VE Enerji Yatirimlari A/S	104,428	79
*	Kiler Holding AS	58,826	75
*	Konya Cimento Sanayii A/S	506	74
	Akcansa Cimento A/S	20,940	70
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	74,746	65
	LDR Turizm AS	12,124	55
*	NET Holding A/S	95,198	50
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	21,814	49
*	Aksigorta A/S	330,403	48
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S	35,502	46
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S.	28,886	45
	Kordsa Teknik Tekstil A/S	12,974	43
*	Is Finansal Kiralama A/S	144,080	41
	Sekerbank Turk A/S	330,447	38
*	Kerevitas Gida Sanayi ve Ticaret A/S	71,422	34
	Aygaz A/S	8,840	30
*	Tukas Gida Sanayi ve Ticaret A/S	30,653	21
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	140,921	19
*	Torunlar Gayrimenkul Yatirim Ortakligi A/S	26,089	18
*	Albaraka Turk Katilim Bankasi A/S	90,057	12
	Kartonsan Karton Sanayi ve Ticaret A/S	3,436	12
		Shares	Market Value• ($000)
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	8,867	6
*,3	Asya Katilim Bankasi A/S	147,465	—
			35,990
United Arab Emirates (0.2%)
	Emirates Telecommunications Group Co. PJSC	1,853,873	12,135
	First Abu Dhabi Bank PJSC	2,350,384	9,088
	Emaar Properties PJSC	3,526,033	5,717
*	Alpha Dhabi Holding PJSC	700,848	4,201
	Abu Dhabi Commercial Bank PJSC	1,526,366	3,667
	Aldar Properties PJSC	1,994,477	2,942
	Abu Dhabi Islamic Bank PJSC	794,842	2,462
	Dubai Islamic Bank PJSC	1,571,873	2,385
	Dubai Electricity & Water Authority PJSC	2,687,910	1,817
	Abu Dhabi National Oil Co. for Distribution PJSC	1,505,568	1,801
*	Multiply Group PJSC	1,824,612	1,674
	Americana Restaurants International plc (XADS)	1,503,620	1,605
	ADNOC Drilling Co. PJSC	829,758	970
*	Q Holding PJSC	1,176,134	819
	Salik Co. PJSC	980,707	800
*	Abu Dhabi Ports Co. PJSC	424,123	793
	Air Arabia PJSC	1,163,146	695
	Dubai Investments PJSC	992,931	664
	Borouge plc	891,320	641
*	National Marine Dredging Co.	107,983	640
	Emaar Development PJSC	417,914	630
	Fertiglobe plc	550,735	577
	Dana Gas PJSC	1,726,644	421
	AL Yah Satellite Communications Co-Pjsc-Yah Sat	570,234	399
	GFH Financial Group BSC	1,509,337	377
	Aramex PJSC	378,585	337
	Sharjah Islamic Bank	628,378	331
	Dubai Financial Market PJSC	701,696	288
*	Ghitha Holding PJSC	20,925	242
*	AL Seer Marine Supplies & Equipment Co LLC	100,279	210
*	Apex Investments Co. PSC	244,199	131
*	RAK Properties PJSC	603,454	102
*,3	Arabtec Holding PJSC	245,437	35
65

Total World Stock Index Fund
		Shares	Market Value• ($000)
*,3	Drake & Scull International PJSC	114,862	—
			59,596
United Kingdom (4.2%)
	AstraZeneca plc	781,692	115,036
	Shell plc (XLON)	3,683,854	113,198
	HSBC Holdings plc	10,645,562	76,726
	Unilever plc (XLON)	1,326,575	73,867
	BP plc	9,356,430	62,772
	Diageo plc	1,176,125	53,650
	British American Tobacco plc	1,187,871	43,887
	Glencore plc	6,692,608	39,504
	GSK plc	2,116,518	38,168
	Rio Tinto plc	576,509	36,650
	RELX plc	1,017,427	33,899
	Reckitt Benckiser Group plc	378,670	30,600
	National Grid plc	1,927,746	27,640
	Compass Group plc	929,073	24,510
	Prudential plc (XLON)	1,456,125	22,280
	London Stock Exchange Group plc	206,048	21,634
	Lloyds Banking Group plc	35,425,057	21,522
	BAE Systems plc	1,613,551	20,557
	Anglo American plc	640,610	19,740
	CRH plc (XDUB)	395,489	19,194
*	Flutter Entertainment plc (XDUB)	92,931	18,623
	Experian plc	488,957	17,311
	Barclays plc	8,442,404	17,007
	Ferguson plc	110,767	15,651
	Vodafone Group plc	12,562,268	15,089
	Tesco plc	3,831,030	13,544
	Ashtead Group plc	232,681	13,416
	SSE plc	574,538	13,256
	Imperial Brands plc	486,364	12,040
	Haleon plc	2,654,509	11,671
	3i Group plc	499,883	11,122
	Rentokil Initial plc	1,330,142	10,590
	Standard Chartered plc	1,256,765	9,958
	NatWest Group plc	2,840,202	9,356
	Legal & General Group plc	3,126,968	9,226
*	Rolls-Royce Holdings plc	4,411,876	8,452
	Aviva plc Class B	1,473,913	7,848
	Smith & Nephew plc	459,757	7,572
	BT Group plc	3,712,439	7,415
	Bunzl plc	178,052	7,088
	Informa plc	738,745	6,716
[1]	Segro plc	633,004	6,664
	Croda International plc	73,574	6,464
	Burberry Group plc	197,656	6,452
	WPP plc	552,547	6,440
	InterContinental Hotels Group plc	92,988	6,394
	Halma plc	200,373	5,828
	Entain plc	308,616	5,623
	Next plc	65,412	5,550
	Sage Group plc	529,217	5,458
	Spirax-Sarco Engineering plc	38,872	5,432
	Smurfit Kappa Group plc	137,689	5,102
	United Utilities Group plc	364,044	4,945
		Shares	Market Value• ($000)
	Severn Trent plc	131,387	4,839
	Centrica plc	3,148,578	4,524
	Associated British Foods plc	182,049	4,485
	Intertek Group plc	85,734	4,485
	Admiral Group plc	153,382	4,458
	Whitbread plc	107,513	4,401
	St. James's Place plc	281,221	4,277
	Pearson plc	381,884	4,249
	Mondi plc (XLON)	255,852	4,077
[2]	Auto Trader Group plc	490,438	3,922
	Smiths Group plc	181,329	3,834
	Melrose Industries plc (XLON)	709,624	3,655
	Antofagasta plc	185,796	3,417
	Land Securities Group plc Class B	400,204	3,396
	Kingfisher plc	1,039,551	3,369
	Barratt Developments plc	531,942	3,347
	DCC plc	51,804	3,223
	Weir Group plc	137,052	3,172
	Rightmove plc	436,483	3,159
	Coca-Cola HBC AG	102,908	3,141
	J Sainsbury plc	900,759	3,130
	Berkeley Group Holdings plc	55,784	3,122
	Taylor Wimpey plc	1,869,523	3,017
	B&M European Value Retail SA	487,714	2,944
	M&G plc	1,132,481	2,927
	RS Group plc	252,119	2,925
	Phoenix Group Holdings plc	391,026	2,913
	Abrdn plc	1,080,950	2,897
	Persimmon plc	168,621	2,791
	Schroders plc	455,573	2,790
	IMI plc	138,734	2,784
	Dechra Pharmaceuticals plc	58,929	2,766
	Beazley plc	353,703	2,654
	JD Sports Fashion plc	1,295,930	2,630
	Hiscox Ltd.	175,724	2,615
	DS Smith plc	667,783	2,607
	Endeavour Mining plc	99,591	2,575
*	Wise plc Class A	369,627	2,559
	Spectris plc	53,159	2,518
	British Land Co. plc	484,572	2,441
	Intermediate Capital Group plc	145,478	2,389
	Howden Joinery Group plc	276,941	2,387
	Johnson Matthey plc	96,504	2,384
	Diploma plc	70,199	2,379
[2]	ConvaTec Group plc	851,316	2,354
	Tate & Lyle plc	218,615	2,242
	Games Workshop Group plc	17,919	2,237
*	Marks & Spencer Group plc	1,041,098	2,154
	Hargreaves Lansdown plc	209,615	2,122
	Inchcape plc	195,895	1,994
	Tritax Big Box REIT plc	1,017,364	1,988
	ITV plc	1,951,782	1,987
*	Ocado Group plc	310,577	1,977
	Hikma Pharmaceuticals plc	85,280	1,975
		Shares	Market Value• ($000)
	Bellway plc	64,713	1,962
	Vistry Group plc	197,561	1,947
	Greggs plc	54,628	1,940
	UNITE Group plc	160,705	1,939
	Investec plc	347,405	1,937
	IG Group Holdings plc	202,766	1,872
	Man Group plc	650,492	1,860
	Drax Group plc	223,761	1,773
	Derwent London plc	58,270	1,759
	Rotork plc	422,275	1,740
	Britvic plc	142,749	1,641
*,1	TUI AG	252,830	1,619
	Direct Line Insurance Group plc	747,363	1,615
	Balfour Beatty plc	313,400	1,510
	Pennon Group plc	135,567	1,466
	Big Yellow Group plc	94,926	1,461
	Safestore Holdings plc	115,998	1,446
	WH Smith plc	72,176	1,432
*	SSP Group plc	438,648	1,421
	OSB Group plc	223,375	1,399
	LondonMetric Property plc	553,055	1,341
[1]	Mediclinic International plc	213,034	1,335
	Hays plc	927,829	1,331
*	easyJet plc	209,446	1,314
	Grainger plc	401,129	1,305
*,2	Watches of Switzerland Group plc	123,264	1,290
	QinetiQ Group plc	274,201	1,281
	Travis Perkins plc	106,011	1,279
	Virgin Money UK plc	613,356	1,206
*	Indivior plc	62,057	1,191
	Cranswick plc	29,263	1,183
*	Dowlais Group plc	709,624	1,183
*,2	Network International Holdings plc	242,762	1,182
	Harbour Energy plc	375,765	1,169
	International Distributions Services plc	362,388	1,154
	Energean plc	72,317	1,123
	Genus plc	33,186	1,122
	Pets at Home Group plc	228,449	1,108
*	Playtech plc	152,463	1,107
	Serco Group plc	577,013	1,104
	Computacenter plc	38,025	1,102
	Grafton Group plc	100,918	1,101
	Oxford Instruments plc	31,568	1,095
*	International Consolidated Airlines Group SA	555,291	1,065
	Shaftesbury Capital plc	715,904	1,059
	Victrex plc	49,122	1,038
	Softcat plc	61,616	1,038
	Future plc	73,152	1,038
	Pagegroup plc	181,484	1,036
*	Oxford Nanopore Technologies plc	355,978	1,027
*,2	Deliveroo plc Class A	716,815	986
	LXI REIT plc	728,044	966
	Plus500 Ltd.	45,650	955
	Dunelm Group plc	66,284	954
*	John Wood Group plc	335,430	952
66

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Lancashire Holdings Ltd.	120,429	928
	Redrow plc	142,135	927
	Bodycote plc	106,208	922
[2]	Airtel Africa plc	604,029	912
	Assura plc	1,403,389	897
	Coats Group plc	902,039	888
	TP ICAP Group plc	405,218	867
[2]	Quilter plc	804,144	861
	Moneysupermarket.com Group plc	247,986	856
	Centamin plc	649,502	843
	Close Brothers Group plc	73,354	838
	Domino's Pizza Group plc	224,866	832
	4imprint Group plc	14,573	827
	Telecom Plus plc	36,145	820
	Primary Health Properties plc	603,540	810
	Fresnillo plc	89,975	805
	Savills plc	64,523	781
	TBC Bank Group plc	26,357	780
[1]	Hammerson plc	2,204,086	778
	Spirent Communications plc	339,577	772
	Bank of Georgia Group plc	20,589	766
	Mitie Group plc	656,581	760
	Renishaw plc	16,740	759
*	Darktrace plc	215,348	759
	Kainos Group plc	48,566	758
*	IWG plc	348,280	744
	Rathbones Group plc	29,669	730
*	Ascential plc	226,563	728
	Paragon Banking Group plc	114,753	725
	Great Portland Estates plc	107,092	718
*,2	Trainline plc	228,244	714
	Hill & Smith plc	39,835	689
*,1	THG plc Class B	544,316	687
	Supermarket Income REIT plc	601,448	662
	Ashmore Group plc	214,450	657
*	Frasers Group plc	66,118	639
*	Carnival plc	77,246	638
*	Helios Towers plc	472,518	618
[2]	JTC plc	60,444	603
	Dr. Martens plc	288,620	602
	Morgan Sindall Group plc	28,045	598
	Volution Group plc	106,024	579
	Genuit Group plc	152,917	578
	Firstgroup plc	408,106	576
	Premier Foods plc	360,487	566
	Morgan Advanced Materials plc	142,816	552
	Just Group plc	494,999	550
*,2	Spire Healthcare Group plc	188,279	541
	Vesuvius plc	105,248	537
	Rhi Magnesita NV	18,790	534
	Sirius Real Estate Ltd.	526,791	534
	Redde Northgate plc	112,792	533
	AJ Bell plc	126,788	521
*	S4 Capital plc	280,007	515
	Clarkson plc Class A	12,919	504
	Chemring Group plc	138,188	495
		Shares	Market Value• ($000)
*	Babcock International Group plc	119,058	476
	Ninety One plc	208,119	473
	Bytes Technology Group plc (XLON)	90,599	473
	Diversified Energy Co. plc	395,271	470
	IntegraFin Holdings plc	136,137	465
*	Capita plc	1,041,842	455
*	J D Wetherspoon plc	50,210	451
*	Elementis plc	281,773	445
	Marshalls plc	117,118	442
	Senior plc	213,364	440
*	Capricorn Energy plc	157,624	435
	Workspace Group plc	70,681	424
	Hilton Food Group plc	48,855	417
[2]	Ibstock plc	192,672	412
*	C&C Group plc	209,451	412
	National Express Group plc	268,836	411
	Essentra plc	156,794	408
*,2	Aston Martin Lagonda Global Holdings plc	133,603	407
	Keller Group plc	47,802	401
	Currys plc	516,854	371
	IP Group plc	521,288	369
	Vanquis Banking Group plc	130,180	368
	Liontrust Asset Management plc	33,946	368
*	Oxford Biomedica plc	65,969	360
*	Auction Technology Group plc	40,365	355
	Crest Nicholson Holdings plc	104,048	352
[2]	Bridgepoint Group plc (Registered)	115,498	351
	FDM Group Holdings plc	41,177	349
*	PureTech Health plc	127,491	336
	Halfords Group plc	124,590	329
	Balanced Commercial Property Trust Ltd.	313,967	325
*	ASOS plc	33,993	316
	AG Barr plc	48,232	305
[2]	Petershill Partners plc	144,420	304
	Picton Property Income Ltd.	307,086	295
	Jupiter Fund Management plc	173,949	285
	PZ Cussons plc Class A	110,790	279
	Wickes Group plc	163,541	277
	NCC Group plc	202,648	273
	Synthomer plc	172,925	261
	Avon Protection plc	20,185	252
*	Greencore Group plc	232,499	251
*,2	Wizz Air Holdings plc	6,527	249
*	Mitchells & Butlers plc	112,927	248
*	Molten Ventures plc Class A	69,885	246
[2]	TI Fluid Systems plc	183,305	244
	UK Commercial Property REIT Ltd.	349,353	236
*	Moonpig Group plc	136,784	235
*,1	Petrofac Ltd.	258,658	232
*,1	AO World plc	232,351	225
		Shares	Market Value• ($000)
*	Tullow Oil plc	619,593	218
*	888 Holdings plc	214,674	217
	Helical plc	55,409	208
	XP Power Ltd.	7,327	204
	Ferrexpo plc	135,795	185
[3]	Home REIT plc	383,901	184
*	Alphawave IP Group plc	139,594	178
*	SIG plc	283,997	159
*,2	Trustpilot Group plc	135,160	150
	Hochschild Mining plc	158,826	144
*	Rank Group plc Class B	100,345	122
	CLS Holdings plc	71,863	122
[2]	CMC Markets plc	46,417	108
[2]	Bakkavor Group plc	46,001	55
*,3	Evraz plc	272,365	—
*,3	NMC Health plc	26,225	—
*,2,3	Finablr plc	58,416	—
*,3	Carillion plc	88,745	—
			1,504,830
United States (58.8%)
	Apple Inc.	7,951,176	1,349,156
	Microsoft Corp.	3,959,012	1,216,446
*	Amazon.com Inc.	4,702,847	495,915
	NVIDIA Corp.	1,251,898	347,389
*	Alphabet Inc. Class A	3,218,998	345,527
*	Alphabet Inc. Class C	2,731,815	295,637
*	Meta Platforms Inc. Class A	1,177,479	282,972
*	Berkshire Hathaway Inc. Class B	792,377	260,335
	Exxon Mobil Corp.	2,179,306	257,899
	UnitedHealth Group Inc.	494,824	243,498
	Johnson & Johnson	1,391,882	227,851
*	Tesla Inc.	1,367,884	224,757
	JPMorgan Chase & Co.	1,542,747	213,269
	Visa Inc. Class A	859,383	200,004
	Procter & Gamble Co.	1,247,144	195,028
	Eli Lilly & Co.	445,650	176,415
	Chevron Corp.	1,022,579	172,386
	Mastercard Inc. Class A	449,791	170,934
	Home Depot Inc.	539,087	162,017
	Merck & Co. Inc.	1,337,791	154,475
	AbbVie Inc.	935,465	141,367
	PepsiCo Inc.	730,286	139,404
	Coca-Cola Co.	2,061,639	132,254
	Broadcom Inc.	208,890	130,870
	Costco Wholesale Corp.	234,120	117,814
	Pfizer Inc.	2,990,019	116,282
	McDonald's Corp.	390,382	115,455
	Thermo Fisher Scientific Inc.	206,953	114,838
	Walmart Inc.	750,785	113,346
	Bank of America Corp.	3,716,642	108,823
	Cisco Systems Inc.	2,176,129	102,822
*	Salesforce Inc.	509,376	101,045
	Abbott Laboratories	907,467	100,248
*	Walt Disney Co.	963,381	98,747
	Linde plc	261,299	96,537
	Accenture plc Class A	335,312	93,985
67

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Comcast Corp. Class A	2,213,267	91,563
*	Adobe Inc.	242,178	91,437
	Verizon Communications Inc.	2,223,311	86,331
	Philip Morris International Inc.	820,444	82,020
	Danaher Corp.	342,173	81,064
	Wells Fargo & Co.	2,030,313	80,705
	NIKE Inc. Class B	636,746	80,688
	NextEra Energy Inc.	1,050,679	80,514
	Texas Instruments Inc.	480,568	80,351
	Raytheon Technologies Corp.	777,402	77,662
	Oracle Corp.	807,960	76,530
*	Netflix Inc.	231,770	76,468
*	Advanced Micro Devices Inc.	854,236	76,343
	Bristol-Myers Squibb Co.	1,126,664	75,227
	Honeywell International Inc.	356,418	71,227
	United Parcel Service Inc. Class B (XNYS)	389,219	69,985
	QUALCOMM Inc.	593,353	69,304
	Starbucks Corp.	605,851	69,243
	Intel Corp.	2,189,860	68,017
	Amgen Inc.	282,934	67,831
	AT&T Inc.	3,790,112	66,971
	ConocoPhillips	647,485	66,620
	Lowe's Cos. Inc.	320,124	66,531
	Intuit Inc.	145,988	64,811
	Medtronic plc	707,549	64,352
	Union Pacific Corp.	325,467	63,694
	S&P Global Inc.	170,203	61,712
	Prologis Inc.	487,910	61,111
*	Boeing Co.	293,397	60,669
	Caterpillar Inc.	275,199	60,214
	International Business Machines Corp.	476,315	60,211
	Elevance Health Inc.	127,582	59,791
	Goldman Sachs Group Inc.	173,330	59,528
	Morgan Stanley	651,985	58,659
	General Electric Co.	573,190	56,729
*	Intuitive Surgical Inc.	186,459	56,165
	Lockheed Martin Corp.	120,532	55,981
*	Berkshire Hathaway Inc. Class A	111	55,820
	Stryker Corp.	185,941	55,717
	Mondelez International Inc. Class A	721,148	55,326
*	Booking Holdings Inc.	20,536	55,166
	Gilead Sciences Inc.	663,389	54,537
	Deere & Co.	143,592	54,281
	BlackRock Inc.	78,499	52,689
	American Express Co.	315,110	50,840
	Applied Materials Inc.	445,788	50,387
	American Tower Corp.	245,930	50,266
	CVS Health Corp.	679,059	49,782
*	ServiceNow Inc.	107,433	49,357
		Shares	Market Value• ($000)
	Automatic Data Processing Inc.	220,820	48,580
	TJX Cos. Inc.	615,117	48,484
	Citigroup Inc.	1,024,278	48,213
	Analog Devices Inc.	267,932	48,196
	Marsh & McLennan Cos. Inc.	262,221	47,250
*	Vertex Pharmaceuticals Inc.	135,181	46,060
*	PayPal Holdings Inc.	603,949	45,900
	Altria Group Inc.	949,715	45,121
*	T-Mobile US Inc.	309,864	44,589
	Chubb Ltd.	219,936	44,330
*	Regeneron Pharmaceuticals Inc.	54,830	43,962
	Zoetis Inc.	248,753	43,726
	Southern Co.	574,560	42,259
	Progressive Corp.	309,221	42,178
	Charles Schwab Corp.	803,794	41,990
	Duke Energy Corp.	407,778	40,321
	Becton Dickinson & Co.	150,072	39,666
*	Boston Scientific Corp.	755,649	39,384
	Cigna Group	155,216	39,315
	Illinois Tool Works Inc.	161,980	39,189
	Target Corp.	245,387	38,710
*	Fiserv Inc.	311,017	37,981
	Lam Research Corp.	71,424	37,432
	EOG Resources Inc.	310,016	37,038
	Micron Technology Inc.	573,695	36,923
	Schlumberger NV	747,776	36,903
	Waste Management Inc.	217,188	36,064
	Humana Inc.	66,824	35,449
	Equinix Inc.	48,922	35,423
	Eaton Corp. plc	211,633	35,368
	Aon plc Class A (XNYS)	108,459	35,269
	CME Group Inc.	189,580	35,218
	Northrop Grumman Corp.	76,272	35,182
	Colgate-Palmolive Co.	438,580	34,999
	Air Products and Chemicals Inc.	117,190	34,496
	CSX Corp.	1,111,445	34,055
	Blackstone Inc.	375,577	33,550
	HCA Healthcare Inc.	114,170	32,804
*	Activision Blizzard Inc.	410,650	31,912
	Intercontinental Exchange Inc.	291,769	31,782
*	Uber Technologies Inc.	1,015,536	31,532
*	MercadoLibre Inc.	24,396	31,166
	3M Co.	292,531	31,073
*	Cadence Design Systems Inc.	143,865	30,133
	Sherwin-Williams Co.	126,455	30,038
*	O'Reilly Automotive Inc.	32,700	29,996
*	Synopsys Inc.	80,775	29,993
*	Chipotle Mexican Grill Inc. Class A	14,502	29,985
	Estee Lauder Cos. Inc. Class A	121,155	29,891
	Marathon Petroleum Corp.	240,096	29,292
		Shares	Market Value• ($000)
*	Edwards Lifesciences Corp.	327,393	28,804
*	Palo Alto Networks Inc.	157,304	28,702
	Freeport-McMoRan Inc.	756,316	28,672
	KLA Corp.	73,404	28,374
	Crown Castle Inc.	229,764	28,282
	General Dynamics Corp.	128,972	28,160
	FedEx Corp.	123,565	28,146
	PNC Financial Services Group Inc.	213,444	27,801
	General Mills Inc.	311,427	27,602
	Pioneer Natural Resources Co.	126,055	27,423
	McKesson Corp.	72,499	26,407
	Moody's Corp.	84,242	26,378
*	AutoZone Inc.	9,900	26,367
	Dollar General Corp.	119,046	26,364
	Occidental Petroleum Corp.	419,241	25,796
	Kimberly-Clark Corp.	177,756	25,755
	Roper Technologies Inc.	55,867	25,407
	Sempra Energy (XNYS)	163,222	25,379
	Motorola Solutions Inc.	87,052	25,367
	US Bancorp	735,197	25,203
	Dominion Energy Inc.	440,431	25,166
	American Electric Power Co. Inc.	271,249	25,069
	Emerson Electric Co.	300,467	25,017
*	DexCom Inc.	203,598	24,705
	Ford Motor Co.	2,075,911	24,662
	Norfolk Southern Corp.	120,613	24,488
	Public Storage	82,878	24,435
	Phillips 66	246,743	24,428
	General Motors Co.	739,037	24,418
*	Snowflake Inc. Class A	164,321	24,333
	Marriott International Inc. Class A	141,383	23,942
*	Airbnb Inc. Class A	199,053	23,821
	Amphenol Corp. Class A	310,138	23,406
	Valero Energy Corp.	204,082	23,402
*	Moderna Inc.	175,704	23,349
*	Biogen Inc.	76,680	23,328
	Corteva Inc.	378,407	23,128
	Arthur J Gallagher & Co.	109,909	22,868
	Truist Financial Corp.	701,097	22,842
	Archer-Daniels-Midland Co.	289,154	22,577
	Aflac Inc.	322,730	22,543
	Trane Technologies plc	121,207	22,521
	NXP Semiconductors NV	137,195	22,464
*	Autodesk Inc.	115,017	22,404
*	Lululemon Athletica Inc.	58,928	22,389
	Travelers Cos. Inc.	123,362	22,346
	Exelon Corp.	524,572	22,263
	Ecolab Inc.	131,456	22,064
	Parker-Hannifin Corp.	67,760	22,014
68

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Johnson Controls International plc	364,109	21,788
*	Monster Beverage Corp.	387,740	21,713
	Hess Corp.	148,672	21,566
*	Fortinet Inc.	341,959	21,561
	MetLife Inc.	350,515	21,497
	Agilent Technologies Inc.	158,477	21,463
*	IDEXX Laboratories Inc.	43,339	21,330
	Hershey Co.	77,122	21,059
	Realty Income Corp.	332,994	20,925
	Yum! Brands Inc.	148,666	20,899
*	Arista Networks Inc.	130,422	20,888
	TransDigm Group Inc.	27,288	20,875
	Cintas Corp.	45,776	20,863
	American International Group Inc.	392,866	20,838
	Microchip Technology Inc.	283,410	20,686
	Sysco Corp.	269,162	20,655
	TE Connectivity Ltd.	167,597	20,509
*	Charter Communications Inc. Class A	55,520	20,470
	Dow Inc.	373,621	20,325
	Xcel Energy Inc.	289,217	20,219
	PACCAR Inc.	270,427	20,198
	Hilton Worldwide Holdings Inc.	139,690	20,118
	Nucor Corp.	135,729	20,112
	Cheniere Energy Inc.	131,167	20,069
*	Centene Corp.	289,898	19,983
	Newmont Corp.	421,348	19,972
	Welltower Inc.	250,860	19,873
	MSCI Inc. Class A	41,095	19,826
	Capital One Financial Corp.	202,643	19,717
	L3Harris Technologies Inc.	100,701	19,652
*	Workday Inc. Class A	105,412	19,621
	Simon Property Group Inc.	172,791	19,581
	Williams Cos. Inc.	644,548	19,504
	Ross Stores Inc.	180,465	19,261
	Otis Worldwide Corp.	219,748	18,744
*	IQVIA Holdings Inc.	99,506	18,730
	Paychex Inc.	169,904	18,666
	Carrier Global Corp.	444,499	18,589
	Consolidated Edison Inc.	187,451	18,458
	ResMed Inc.	76,574	18,451
	Fidelity National Information Services Inc.	313,856	18,430
	Devon Energy Corp.	343,516	18,354
	Electronic Arts Inc.	144,171	18,350
	DR Horton Inc.	166,834	18,322
	Constellation Brands Inc. Class A	79,826	18,318
	Kinder Morgan Inc.	1,050,653	18,019
	VICI Properties Inc. Class A	528,861	17,950
*	Copart Inc.	224,954	17,783
	Marvell Technology Inc.	450,095	17,770
	Cummins Inc.	74,477	17,505
	PPG Industries Inc.	123,852	17,371
		Shares	Market Value• ($000)
	Rockwell Automation Inc.	61,169	17,336
*	Mettler-Toledo International Inc.	11,599	17,300
*	Illumina Inc.	83,365	17,136
*	Block Inc. (XNYS)	281,157	17,092
*	Warner Bros Discovery Inc.	1,251,176	17,028
*	Dollar Tree Inc.	110,742	17,022
	Ameriprise Financial Inc.	55,401	16,904
	DuPont de Nemours Inc.	242,257	16,890
	Prudential Financial Inc.	193,782	16,859
	Old Dominion Freight Line Inc.	52,541	16,834
	Kroger Co.	346,111	16,831
	AMETEK Inc.	121,012	16,691
	Public Service Enterprise Group Inc.	262,963	16,619
	Bank of New York Mellon Corp.	389,197	16,576
*	ON Semiconductor Corp.	230,267	16,570
	WW Grainger Inc.	23,747	16,518
*	CoStar Group Inc.	213,800	16,452
	Fastenal Co.	303,865	16,360
	Cognizant Technology Solutions Corp. Class A	272,944	16,297
	Allstate Corp.	140,095	16,217
	Apollo Global Management Inc.	254,228	16,116
	KKR & Co. Inc.	303,623	16,113
	WEC Energy Group Inc.	166,654	16,027
	Verisk Analytics Inc. Class A	82,299	15,975
	Halliburton Co.	480,570	15,739
	Republic Services Inc. Class A	108,656	15,714
	Global Payments Inc.	138,978	15,664
*	GE Healthcare Inc.	191,963	15,614
	HP Inc.	522,399	15,520
	ONEOK Inc.	235,084	15,377
	Zimmer Biomet Holdings Inc.	111,004	15,367
	American Water Works Co. Inc.	101,907	15,108
	Digital Realty Trust Inc.	151,880	15,059
*	Trade Desk Inc. Class A	232,727	14,974
	Lennar Corp. Class A	132,583	14,957
*	PG&E Corp.	868,457	14,859
	Keurig Dr Pepper Inc.	453,362	14,825
*	Aptiv plc	143,768	14,788
	Baker Hughes Co. Class A	503,729	14,729
*	Ulta Beauty Inc.	26,581	14,658
	SBA Communications Corp. Class A	56,182	14,657
	Edison International	198,526	14,612
	Kraft Heinz Co.	369,337	14,504
	Discover Financial Services	139,864	14,472
*	Seagen Inc.	72,019	14,404
*	ANSYS Inc.	45,780	14,371
		Shares	Market Value• ($000)
	AmerisourceBergen Corp.	86,110	14,367
	West Pharmaceutical Services Inc.	39,139	14,139
	Eversource Energy	181,845	14,113
*	Arch Capital Group Ltd.	186,458	13,997
*	VMware Inc. Class A	111,814	13,980
	Tractor Supply Co.	58,116	13,855
*	Crowdstrike Holdings Inc. Class A	114,569	13,754
*	Keysight Technologies Inc.	94,641	13,689
*	Align Technology Inc.	41,488	13,496
	Walgreens Boots Alliance Inc.	380,579	13,415
	AvalonBay Communities Inc.	74,223	13,388
	eBay Inc.	288,274	13,385
	Constellation Energy Corp.	172,560	13,356
	Diamondback Energy Inc.	93,893	13,352
	Equifax Inc.	64,061	13,349
	United Rentals Inc.	36,751	13,271
	State Street Corp.	182,915	13,217
	Willis Towers Watson plc	56,791	13,153
	International Flavors & Fragrances Inc.	135,402	13,129
*	CBRE Group Inc. Class A	171,183	13,123
*	Veeva Systems Inc. Class A	73,247	13,117
	Corning Inc.	392,752	13,047
	T Rowe Price Group Inc.	115,677	12,994
*	Horizon Therapeutics plc	116,671	12,969
*	Alnylam Pharmaceuticals Inc.	64,643	12,877
	LyondellBasell Industries NV Class A	135,113	12,783
	Quanta Services Inc.	75,249	12,765
	Baxter International Inc.	267,628	12,760
	Equity Residential	197,430	12,487
	Church & Dwight Co. Inc.	127,822	12,414
	Genuine Parts Co.	73,227	12,325
*	Gartner Inc.	40,714	12,314
	CDW Corp.	71,868	12,188
	Ingersoll Rand Inc. (XYNS)	213,722	12,186
	Vulcan Materials Co.	69,471	12,166
	Ameren Corp.	136,438	12,139
	Hartford Financial Services Group Inc.	170,430	12,099
	FirstEnergy Corp.	303,011	12,060
	Martin Marietta Materials Inc.	33,070	12,011
	Fortive Corp.	186,618	11,774
	Weyerhaeuser Co.	389,415	11,647
	McCormick & Co. Inc.	132,143	11,609
	Albemarle Corp.	62,471	11,586
	DTE Energy Co.	102,471	11,519
*	Insulet Corp.	36,197	11,512
	Entergy Corp.	106,781	11,487
69

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Alexandria Real Estate Equities Inc.	92,115	11,439
	M&T Bank Corp.	90,929	11,439
*	Atlassian Corp. Ltd. Class A	77,201	11,399
*	Enphase Energy Inc.	68,895	11,313
	Monolithic Power Systems Inc.	24,442	11,291
*	Las Vegas Sands Corp.	174,532	11,144
	PPL Corp.	387,769	11,137
	Cardinal Health Inc.	135,126	11,094
*	Hologic Inc.	128,359	11,040
	Extra Space Storage Inc.	70,982	10,792
*	VeriSign Inc.	48,656	10,792
	Dover Corp.	73,712	10,774
*	Take-Two Interactive Software Inc.	86,667	10,772
	Invitation Homes Inc.	321,222	10,719
	Coterra Energy Inc.	418,135	10,704
	Clorox Co.	64,627	10,704
	Laboratory Corp. of America Holdings	46,585	10,561
*	HubSpot Inc.	24,641	10,373
*	First Solar Inc.	56,130	10,248
*	Teledyne Technologies Inc.	24,386	10,106
	Ventas Inc.	210,302	10,105
	CenterPoint Energy Inc.	330,489	10,070
	STERIS plc	53,130	10,018
	Nasdaq Inc.	179,397	9,933
*	Spotify Technology SA	74,238	9,918
	Darden Restaurants Inc.	65,272	9,917
	Xylem Inc.	94,899	9,854
	Cooper Cos. Inc.	25,577	9,756
	Hewlett Packard Enterprise Co.	674,291	9,656
	Fifth Third Bancorp	365,819	9,584
*	Markel Corp.	6,998	9,577
	Omnicom Group Inc.	105,691	9,572
*	Datadog Inc. Class A	141,497	9,534
	Westinghouse Air Brake Technologies Corp.	97,501	9,523
	Principal Financial Group Inc.	127,438	9,518
	Expeditors International of Washington Inc.	83,504	9,506
	CMS Energy Corp.	152,574	9,499
	Raymond James Financial Inc.	103,928	9,409
	Conagra Brands Inc.	247,025	9,377
	Kellogg Co.	134,101	9,356
*	BioMarin Pharmaceutical Inc.	97,227	9,338
	Mid-America Apartment Communities Inc.	60,591	9,319
*	Fair Isaac Corp.	12,769	9,295
*	Waters Corp.	30,674	9,213
	Regions Financial Corp.	502,809	9,181
	Tyson Foods Inc. Class A	145,893	9,117
	Steel Dynamics Inc.	87,621	9,108
*	Coupang Inc. Class A	538,812	9,030
	Targa Resources Corp.	119,216	9,004
		Shares	Market Value• ($000)
	Skyworks Solutions Inc.	84,949	8,996
*	NVR Inc.	1,537	8,976
*	Molina Healthcare Inc.	30,080	8,961
	Sun Communities Inc.	64,114	8,907
	Broadridge Financial Solutions Inc.	61,067	8,880
	LPL Financial Holdings Inc.	42,309	8,836
	Ball Corp.	164,149	8,729
	Howmet Aerospace Inc.	196,433	8,700
	PerkinElmer Inc.	66,402	8,665
	Atmos Energy Corp.	75,408	8,607
	Cincinnati Financial Corp.	80,662	8,586
	Huntington Bancshares Inc.	765,020	8,568
	Lamb Weston Holdings Inc.	76,119	8,511
	Iron Mountain Inc.	152,082	8,401
	Northern Trust Corp.	107,472	8,400
	IDEX Corp.	40,677	8,392
*	MongoDB Inc. Class A	34,868	8,367
	J M Smucker Co.	53,878	8,319
	AES Corp.	351,425	8,315
*	EPAM Systems Inc.	29,425	8,311
*	SolarEdge Technologies Inc.	29,044	8,296
*	ICON plc ADR	42,797	8,247
*	Tyler Technologies Inc.	21,697	8,224
	FMC Corp.	66,280	8,191
	FactSet Research Systems Inc.	19,892	8,189
	Quest Diagnostics Inc.	58,807	8,163
	WP Carey Inc.	109,699	8,140
	Citizens Financial Group Inc.	263,034	8,138
*	FleetCor Technologies Inc.	37,915	8,111
	Marathon Oil Corp.	333,661	8,061
	PulteGroup Inc.	119,584	8,030
*	DoorDash Inc. Class A	131,234	8,030
	Brown & Brown Inc.	124,223	7,999
*	Zebra Technologies Corp. Class A	27,567	7,940
	Garmin Ltd.	80,636	7,916
*	Zoom Video Communications Inc. Class A	128,843	7,915
*	Paycom Software Inc.	27,001	7,840
	Best Buy Co. Inc.	104,955	7,821
	Mosaic Co.	181,070	7,759
	Cboe Global Markets Inc.	55,341	7,731
*	Liberty Media Corp.-Liberty Formula One Class C	106,713	7,704
	Everest Re Group Ltd.	20,371	7,700
	Jacobs Solutions Inc.	66,560	7,685
	LKQ Corp.	132,818	7,668
	Reliance Steel & Aluminum Co.	30,790	7,630
		Shares	Market Value• ($000)
	JB Hunt Transport Services Inc.	43,519	7,628
	Hubbell Inc. Class B	28,260	7,611
	MGM Resorts International	169,048	7,594
	Teradyne Inc.	82,565	7,545
*	Royal Caribbean Cruises Ltd.	115,213	7,538
	Essex Property Trust Inc.	34,272	7,531
*	Axon Enterprise Inc.	35,617	7,505
*	Palantir Technologies Inc. Class A	965,844	7,485
	Avery Dennison Corp.	42,896	7,484
*	Splunk Inc.	86,205	7,434
	CF Industries Holdings Inc.	103,023	7,374
	Textron Inc.	110,134	7,372
*	Pinterest Inc. Class A	320,403	7,369
	Interpublic Group of Cos. Inc.	205,094	7,328
	Alliant Energy Corp.	132,288	7,294
	Evergy Inc.	117,110	7,274
*	Expedia Group Inc.	77,330	7,266
*	Builders FirstSource Inc.	76,544	7,254
	Snap-on Inc.	27,852	7,225
	Pool Corp.	20,517	7,208
	NetApp Inc.	114,016	7,170
*	Incyte Corp.	95,616	7,115
*	PTC Inc.	56,381	7,092
	TransUnion	103,053	7,091
	UDR Inc.	171,082	7,071
*	Cloudflare Inc. Class A	150,158	7,065
	Graco Inc.	88,740	7,036
	Paramount Global Inc. Class B	301,232	7,028
	Ares Management Corp. Class A	80,224	7,027
	Bunge Ltd.	73,894	6,916
	Royalty Pharma plc Class A	194,772	6,846
	SS&C Technologies Holdings Inc.	116,518	6,821
	Coca-Cola Europacific Partners plc	105,626	6,810
*	Roblox Corp. Class A	190,968	6,798
	EQT Corp.	194,286	6,769
	Stanley Black & Decker Inc.	78,272	6,758
	Nordson Corp.	31,239	6,757
*	Etsy Inc.	66,759	6,745
	Leidos Holdings Inc.	72,279	6,741
	Synchrony Financial	228,364	6,739
	Teleflex Inc.	24,723	6,738
*	Check Point Software Technologies Ltd.	52,787	6,723
*	Akamai Technologies Inc.	81,703	6,697
	Booz Allen Hamilton Holding Corp. Class A	69,532	6,656
*	Deckers Outdoor Corp.	13,880	6,653
	Gaming and Leisure Properties Inc.	127,749	6,643
*	Burlington Stores Inc.	34,317	6,617
	Bio-Techne Corp.	82,137	6,561
70

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Equity LifeStyle Properties Inc.	94,000	6,477
	W R Berkley Corp.	109,806	6,470
	Packaging Corp. of America	47,758	6,460
	Brown-Forman Corp. Class B	98,351	6,402
	Masco Corp.	118,036	6,316
*	GoDaddy Inc. Class A	82,777	6,265
	Healthpeak Properties Inc.	284,917	6,260
	Jack Henry & Associates Inc.	38,255	6,249
*	Wynn Resorts Ltd.	54,602	6,240
	APA Corp.	168,745	6,218
*	Avantor Inc.	319,149	6,217
	MarketAxess Holdings Inc.	19,483	6,203
	International Paper Co.	187,080	6,194
	CH Robinson Worldwide Inc.	61,232	6,176
	Hormel Foods Corp.	152,712	6,176
	NiSource Inc.	215,178	6,124
*	Trimble Inc.	129,762	6,112
	Kimco Realty Corp.	318,430	6,111
	Camden Property Trust	54,911	6,043
	Celanese Corp. Class A	56,878	6,043
	Watsco Inc.	17,405	6,029
	Host Hotels & Resorts Inc.	371,111	6,001
	Seagate Technology Holdings plc	101,324	5,955
	BorgWarner Inc. (XNYS)	123,126	5,926
	Viatris Inc.	635,045	5,925
	Loews Corp.	102,842	5,921
	Life Storage Inc.	43,992	5,912
	Domino's Pizza Inc.	18,531	5,883
*	Exact Sciences Corp.	91,822	5,883
	Carlisle Cos. Inc.	27,135	5,857
	HEICO Corp.	34,613	5,837
*	CarMax Inc.	83,242	5,829
	Entegris Inc.	77,600	5,814
	AECOM	69,655	5,785
	First Citizens BancShares Inc. Class A	5,742	5,783
	Amdocs Ltd.	63,235	5,770
*	Henry Schein Inc.	71,325	5,764
	Toro Co.	54,998	5,734
*	Western Digital Corp.	166,414	5,731
	Rexford Industrial Realty Inc.	102,491	5,716
*	Five Below Inc.	28,745	5,673
*	Lattice Semiconductor Corp.	71,056	5,663
*	Live Nation Entertainment Inc.	82,858	5,616
	Service Corp. International	79,073	5,550
*	Okta Inc.	80,823	5,539
	RPM International Inc.	67,384	5,528
*	NU Holdings Ltd. Class A	1,070,013	5,521
	Campbell Soup Co.	101,653	5,520
	Churchill Downs Inc.	18,869	5,520
	KeyCorp.	488,893	5,505
		Shares	Market Value• ($000)
	Regency Centers Corp.	89,605	5,504
*	Sarepta Therapeutics Inc.	44,730	5,491
*	United Therapeutics Corp.	23,848	5,488
*	Shockwave Medical Inc.	18,866	5,474
	Molson Coors Beverage Co. Class B	91,622	5,450
	Jabil Inc.	69,549	5,435
*	Manhattan Associates Inc.	32,773	5,430
*	Match Group Inc.	146,727	5,414
*	Floor & Decor Holdings Inc. Class A	54,451	5,409
*	Liberty Broadband Corp. Class C	63,655	5,397
	Dell Technologies Inc. Class C	123,893	5,388
*	Penumbra Inc.	18,926	5,377
	American Homes 4 Rent Class A	160,953	5,353
*	BJ's Wholesale Club Holdings Inc.	70,093	5,353
	Eastman Chemical Co.	63,174	5,324
	CubeSmart	116,905	5,318
	Owens Corning	49,289	5,265
	Chesapeake Energy Corp.	63,353	5,238
	Crown Holdings Inc.	60,606	5,199
	Rollins Inc.	123,049	5,199
	Gen Digital Inc. (XNGS)	292,793	5,174
	Essential Utilities Inc.	121,170	5,174
*	DocuSign Inc. Class A	104,632	5,173
	Globe Life Inc.	47,368	5,140
	Reinsurance Group of America Inc.	36,032	5,128
	Allegion plc	46,376	5,124
	Juniper Networks Inc.	169,298	5,104
	Vail Resorts Inc.	21,174	5,093
*	Dynatrace Inc.	120,146	5,080
*	Performance Food Group Co.	80,743	5,062
*	Neurocrine Biosciences Inc.	50,086	5,061
	Equitable Holdings Inc.	194,612	5,058
	Pentair plc	87,068	5,057
	Tapestry Inc.	123,847	5,054
*	Bio-Rad Laboratories Inc. Class A	11,183	5,041
*	Charles River Laboratories International Inc.	26,402	5,020
*	Darling Ingredients Inc.	83,299	4,962
*	Flex Ltd.	240,589	4,949
	First Horizon Corp.	280,959	4,931
*	Qorvo Inc.	53,423	4,919
	Lamar Advertising Co. Class A	46,520	4,916
	Universal Health Services Inc. Class B	32,700	4,916
	Lincoln Electric Holdings Inc.	29,292	4,915
		Shares	Market Value• ($000)
*	Caesars Entertainment Inc.	108,462	4,912
*	Carnival Corp.	530,605	4,887
	Annaly Capital Management Inc.	244,586	4,887
	Vistra Corp.	204,692	4,884
	Credicorp Ltd.	35,918	4,866
	Fidelity National Financial Inc.	137,066	4,864
	RenaissanceRe Holdings Ltd.	22,551	4,858
*	Twilio Inc. Class A	91,547	4,816
*	WillScot Mobile Mini Holdings Corp.	105,939	4,810
	DENTSPLY SIRONA Inc.	113,492	4,759
	Ovintiv Inc. (XNYS)	131,376	4,740
*	Catalent Inc.	94,492	4,736
	Lennox International Inc.	16,732	4,717
*	Masimo Corp.	24,939	4,717
	Pinnacle West Capital Corp.	59,827	4,694
	Knight-Swift Transportation Holdings Inc.	81,616	4,597
*	Ceridian HCM Holding Inc.	72,194	4,583
*	Repligen Corp.	30,228	4,583
*	Jazz Pharmaceuticals plc	32,596	4,579
	Royal Gold Inc.	34,453	4,563
	Texas Pacific Land Corp.	3,076	4,545
	Bruker Corp.	57,136	4,521
	A O Smith Corp.	66,076	4,512
*,1	Coinbase Global Inc. Class A	83,756	4,505
*	AerCap Holdings NV	79,122	4,459
*	Black Knight Inc.	81,378	4,446
	Regal Rexnord Corp.	34,132	4,443
	Casey's General Stores Inc.	19,376	4,434
	Unum Group	104,564	4,413
	Fortune Brands Innovations Inc.	68,166	4,410
	Boston Properties Inc.	82,514	4,403
	Cognex Corp.	91,480	4,363
	VF Corp.	185,210	4,354
	American Financial Group Inc.	35,001	4,296
	Fox Corp. Class A	128,781	4,283
	Genpact Ltd.	95,818	4,269
	EMCOR Group Inc.	24,927	4,263
	Aramark	122,622	4,255
	Williams-Sonoma Inc.	35,004	4,237
	Bath & Body Works Inc.	120,511	4,230
*	F5 Inc.	31,477	4,229
	Chemed Corp.	7,638	4,210
	Huntington Ingalls Industries Inc.	20,860	4,207
	Iridium Communications Inc.	65,856	4,180
*	WEX Inc.	23,570	4,180
	Americold Realty Trust Inc.	140,591	4,160
*	US Foods Holding Corp.	108,105	4,151
	Ally Financial Inc.	157,335	4,150
71

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Robert Half International Inc.	56,416	4,118
*	Saia Inc.	13,816	4,114
*	Cleveland-Cliffs Inc.	267,215	4,110
	Hasbro Inc.	69,353	4,107
	Donaldson Co. Inc.	64,444	4,095
	First Industrial Realty Trust Inc.	77,978	4,091
	Federal Realty Investment Trust	41,281	4,082
*	Tenet Healthcare Corp.	55,619	4,078
*	Paylocity Holding Corp.	21,093	4,077
	AptarGroup Inc.	34,334	4,069
*	Inspire Medical Systems Inc.	15,201	4,068
*	Apellis Pharmaceuticals Inc.	48,653	4,059
*	DraftKings Inc. Class A	185,113	4,056
	National Retail Properties Inc.	93,215	4,055
	KBR Inc.	71,372	4,049
	Dick's Sporting Goods Inc.	27,901	4,046
	Tradeweb Markets Inc. Class A	57,437	4,044
*	Bill Holdings Inc.	52,504	4,033
	AGCO Corp.	32,465	4,024
	Graphic Packaging Holding Co.	162,906	4,017
	Westrock Co.	134,102	4,014
	Franklin Resources Inc.	149,176	4,010
*	Zscaler Inc.	44,406	4,001
	National Instruments Corp.	68,372	3,981
	Healthcare Realty Trust Inc. Class A	201,046	3,977
	Advance Auto Parts Inc.	31,637	3,971
	Lear Corp.	31,061	3,965
	EastGroup Properties Inc.	23,736	3,953
*	Middleby Corp.	27,971	3,941
	Whirlpool Corp.	28,198	3,936
	Autoliv Inc.	45,679	3,920
	OGE Energy Corp.	104,308	3,916
	Texas Roadhouse Inc. Class A	35,341	3,909
	Voya Financial Inc.	51,017	3,902
*	Zillow Group Inc. Class C	89,179	3,883
*	Crocs Inc.	31,388	3,882
*	Clean Harbors Inc.	26,676	3,872
	East West Bancorp Inc.	74,662	3,859
	Tetra Tech Inc.	27,540	3,811
	NRG Energy Inc.	111,268	3,802
	Interactive Brokers Group Inc. Class A	48,711	3,792
*	Skechers USA Inc. Class A	71,277	3,791
*	CACI International Inc. Class A	12,059	3,778
	Kinsale Capital Group Inc.	11,560	3,777
	New York Community Bancorp Inc.	353,027	3,774
		Shares	Market Value• ($000)
	ITT Inc.	44,528	3,760
	Bentley Systems Inc. Class B	88,226	3,755
*	TopBuild Corp.	16,622	3,748
	Toll Brothers Inc.	58,559	3,742
	News Corp. Class A	211,030	3,716
	UGI Corp.	109,498	3,710
*	Axalta Coating Systems Ltd.	117,254	3,702
	HEICO Corp. Class A	27,543	3,697
	Berry Global Group Inc.	63,925	3,695
	Old Republic International Corp.	146,183	3,694
*	Planet Fitness Inc. Class A	44,326	3,685
	Sealed Air Corp.	76,309	3,662
	Olin Corp.	66,084	3,661
	Ingredion Inc.	34,258	3,637
	nVent Electric plc	86,312	3,619
*	Ciena Corp.	77,625	3,574
*	Novocure Ltd.	54,071	3,563
*	Roku Inc.	63,319	3,559
*	Guidewire Software Inc.	46,611	3,551
*	Prometheus Biosciences Inc.	18,126	3,516
*	Rivian Automotive Inc. Class A	274,286	3,516
*	Pure Storage Inc. Class A	153,409	3,502
	NOV Inc.	209,014	3,501
	Assurant Inc.	28,312	3,486
*	Arrow Electronics Inc.	30,429	3,482
	Sensata Technologies Holding plc	80,052	3,478
*	Jones Lang LaSalle Inc.	24,964	3,471
	Curtiss-Wright Corp.	20,410	3,466
	Alcoa Corp.	93,169	3,460
*	Acadia Healthcare Co. Inc.	47,821	3,457
*	SiteOne Landscape Supply Inc.	23,400	3,457
*	RBC Bearings Inc.	15,155	3,440
*	Antero Resources Corp.	149,510	3,437
	Gentex Corp.	124,456	3,434
	Primerica Inc.	18,786	3,429
	WESCO International Inc.	23,800	3,427
*	Cullen/Frost Bankers Inc.	31,048	3,423
	Range Resources Corp.	128,712	3,404
	Southern Copper Corp.	44,299	3,403
*	Generac Holdings Inc.	33,280	3,402
*	Mattel Inc.	188,727	3,397
	Encompass Health Corp.	52,788	3,386
	New York Times Co. Class A	84,923	3,376
	Invesco Ltd.	197,056	3,376
	Webster Financial Corp.	90,406	3,372
*	Globant SA	21,476	3,369
	Organon & Co.	136,654	3,366
	Jefferies Financial Group Inc.	104,748	3,355
		Shares	Market Value• ($000)
*	Unity Software Inc.	123,777	3,338
	Brixmor Property Group Inc.	156,065	3,329
*	Karuna Therapeutics Inc.	16,769	3,328
*	Envista Holdings Corp.	86,021	3,311
	Tempur Sealy International Inc.	87,946	3,295
	Omega Healthcare Investors Inc.	122,975	3,291
	Nexstar Media Group Inc. Class A	18,962	3,289
	Carlyle Group Inc.	108,271	3,284
	SEI Investments Co.	55,554	3,273
	Valmont Industries Inc.	11,251	3,269
	Landstar System Inc.	18,541	3,264
	Brunswick Corp.	38,450	3,260
*	FTI Consulting Inc.	18,053	3,259
	Stifel Financial Corp.	53,970	3,237
	Commerce Bancshares Inc.	57,906	3,234
	Fox Corp. Class B	105,690	3,228
	Valvoline Inc.	92,631	3,200
	Wingstop Inc.	15,921	3,186
	Polaris Inc.	29,244	3,177
*	Trex Co. Inc.	58,131	3,177
	STAG Industrial Inc.	93,753	3,175
	Hexcel Corp.	43,863	3,162
	Lithia Motors Inc. Class A	14,228	3,143
	Wyndham Hotels & Resorts Inc.	46,065	3,143
*	Evoqua Water Technologies Corp.	63,462	3,138
	Sonoco Products Co.	51,762	3,138
*	ZoomInfo Technologies Inc. Class A	142,845	3,130
	Littelfuse Inc.	12,852	3,113
	HF Sinclair Corp.	70,562	3,112
	Agree Realty Corp.	45,501	3,094
	MDU Resources Group Inc.	105,876	3,094
	BWX Technologies Inc.	47,871	3,091
*	Intra-Cellular Therapies Inc.	49,727	3,091
	PDC Energy Inc.	47,483	3,089
*	Exelixis Inc.	168,254	3,079
	Universal Display Corp.	23,030	3,074
	Chord Energy Corp.	21,591	3,073
*	Lantheus Holdings Inc.	35,916	3,069
*	Liberty Global plc Class C	150,798	3,067
*	ExlService Holdings Inc.	17,172	3,063
	First American Financial Corp.	52,804	3,042
*	Univar Solutions Inc.	85,693	3,042
	Comerica Inc.	70,061	3,039
	Murphy USA Inc.	11,025	3,034
	Woodward Inc.	31,579	3,032
*	Light & Wonder Inc.	50,270	3,031
*	Wolfspeed Inc.	64,798	3,016
*	Norwegian Cruise Line Holdings Ltd.	225,411	3,009
*	TechnipFMC plc	219,047	2,999
72

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Selective Insurance Group Inc.	30,914	2,978
*	Southwestern Energy Co.	572,326	2,970
	AGNC Investment Corp.	298,585	2,959
*	Chart Industries Inc.	22,192	2,954
*	GXO Logistics Inc.	55,256	2,936
	Science Applications International Corp.	28,767	2,935
	PVH Corp.	34,191	2,934
	ChampionX Corp.	108,038	2,926
*	Delta Air Lines Inc.	85,109	2,920
*	Mohawk Industries Inc.	27,549	2,917
*	MasTec Inc.	32,696	2,904
	Eagle Materials Inc.	19,548	2,897
*	Novanta Inc.	18,903	2,889
*	Frontier Communications Parent Inc.	128,072	2,887
	Matador Resources Co.	58,850	2,885
	RLI Corp.	20,723	2,882
*	Nutanix Inc. Class A	120,141	2,881
*	DXC Technology Co.	120,702	2,879
	Prosperity Bancshares Inc.	45,731	2,864
	Comfort Systems USA Inc.	19,085	2,853
*	Dropbox Inc. Class A	139,698	2,841
	Simpson Manufacturing Co. Inc.	22,570	2,839
	IDACORP Inc.	25,490	2,832
	Affiliated Managers Group Inc.	19,541	2,821
	Murphy Oil Corp.	76,644	2,814
	Commercial Metals Co.	60,102	2,806
*	Option Care Health Inc.	87,128	2,801
	Advanced Drainage Systems Inc.	32,650	2,799
	Spirit Realty Capital Inc.	72,733	2,797
	H&R Block Inc.	82,415	2,795
*	UiPath Inc. Class A	197,837	2,786
	Civitas Resources Inc.	40,328	2,785
	Apartment Income REIT Corp.	75,257	2,783
	US Steel Corp.	121,497	2,780
	Boyd Gaming Corp.	40,038	2,779
*	Celsius Holdings Inc.	28,887	2,761
[1]	Medical Properties Trust Inc.	314,021	2,754
*	Hyatt Hotels Corp. Class A	23,919	2,734
*,1	GameStop Corp. Class A	141,071	2,721
*	Smartsheet Inc. Class A	66,497	2,718
[1]	Starwood Property Trust Inc.	151,542	2,711
*	SPS Commerce Inc.	18,370	2,706
*	Capri Holdings Ltd.	65,155	2,704
	Applied Industrial Technologies Inc.	19,906	2,700
	Flowers Foods Inc.	97,991	2,696
	Ashland Inc.	26,515	2,694
*	Euronet Worldwide Inc.	24,324	2,694
		Shares	Market Value• ($000)
	SouthState Corp.	38,953	2,687
	Perrigo Co. plc	72,091	2,681
	Oshkosh Corp.	34,941	2,674
	Ensign Group Inc.	27,507	2,671
	Dolby Laboratories Inc. Class A	31,891	2,669
*	Teladoc Health Inc.	100,441	2,665
*	Robinhood Markets Inc. Class A	299,610	2,652
*,1	SoFi Technologies Inc.	425,598	2,651
*	Post Holdings Inc.	29,231	2,645
*	Natera Inc.	52,040	2,639
*	DaVita Inc.	29,192	2,638
	Acuity Brands Inc.	16,758	2,637
*	CyberArk Software Ltd.	21,130	2,633
*	Medpace Holdings Inc.	13,101	2,622
*	Wix.com Ltd.	30,056	2,622
*	BellRing Brands Inc.	72,709	2,617
	Harley-Davidson Inc.	70,404	2,612
	Maximus Inc.	31,210	2,611
*	Atkore Inc.	20,537	2,594
	Huntsman Corp.	96,724	2,591
	Ryman Hospitality Properties Inc.	28,829	2,585
	New Jersey Resources Corp.	50,041	2,584
*	ATI Inc.	66,885	2,583
*	Ionis Pharmaceuticals Inc.	72,721	2,572
	Marriott Vacations Worldwide Corp.	19,100	2,570
*	RH	10,058	2,566
	Albertsons Cos. Inc. Class A	122,193	2,554
	MSA Safety Inc.	19,619	2,546
*	10X Genomics Inc. Class A	48,565	2,546
	Triton International Ltd.	30,785	2,545
	Terreno Realty Corp.	41,303	2,544
	National Fuel Gas Co.	45,433	2,540
	MKS Instruments Inc.	30,271	2,539
*	Super Micro Computer Inc.	24,033	2,534
	Academy Sports & Outdoors Inc.	39,831	2,530
	Meritage Homes Corp.	19,567	2,506
*	Aspen Technology Inc.	14,103	2,496
	DTE Midstream LLC	50,626	2,494
*	API Group Corp.	109,190	2,485
*,1	Plug Power Inc.	274,737	2,481
*	Rambus Inc.	55,732	2,471
	Vertiv Holdings Co. Class A	165,597	2,471
*	XP Inc. Class A	172,469	2,465
*	Cirrus Logic Inc.	28,685	2,461
*,1	agilon health Inc.	101,202	2,456
*	Fox Factory Holding Corp.	22,062	2,446
	UFP Industries Inc.	31,109	2,443
	Macy's Inc.	149,421	2,442
	Ralph Lauren Corp. Class A	21,225	2,436
	Exponent Inc.	26,403	2,430
		Shares	Market Value• ($000)
*	Toast Inc. Class A	133,377	2,427
	Timken Co.	31,540	2,424
*	Alkermes plc	84,779	2,420
*	Taylor Morrison Home Corp. Class A	56,127	2,419
*,1	Lucid Group Inc.	304,519	2,418
[1]	World Wrestling Entertainment Inc. Class A	22,545	2,416
*	Denbury Inc.	25,807	2,410
	Newell Brands Inc.	198,283	2,409
*	XPO Inc.	54,441	2,405
*	Casella Waste Systems Inc. Class A	26,935	2,397
*	Oak Street Health Inc.	61,454	2,395
*	Aerojet Rocketdyne Holdings Inc.	42,447	2,394
*	HealthEquity Inc.	44,789	2,394
	Columbia Banking System Inc.	111,855	2,389
	Rayonier Inc.	76,172	2,389
	Essent Group Ltd.	56,249	2,389
	Insperity Inc.	19,504	2,388
	OneMain Holdings Inc.	62,225	2,388
*	Penn Entertainment Inc.	80,074	2,385
*	Weatherford International plc	36,837	2,381
	U-Haul Holding Co.	44,006	2,381
*	elf Beauty Inc.	25,626	2,377
	Allison Transmission Holdings Inc.	48,672	2,375
	Houlihan Lokey Inc. Class A	25,968	2,373
*	Avis Budget Group Inc.	13,408	2,369
*	Merit Medical Systems Inc.	29,044	2,361
	Southwest Airlines Co.	77,682	2,353
	MGIC Investment Corp.	158,204	2,352
	Portland General Electric Co.	46,417	2,350
	Kite Realty Group Trust	113,270	2,347
	Watts Water Technologies Inc. Class A	14,504	2,346
*	Five9 Inc.	36,168	2,345
	Synovus Financial Corp.	76,081	2,343
	Flowserve Corp.	70,085	2,340
*	IVERIC bio Inc.	71,139	2,340
	Louisiana-Pacific Corp.	39,055	2,333
*	Kirby Corp.	32,364	2,325
*	AutoNation Inc.	17,640	2,323
*	Bright Horizons Family Solutions Inc.	30,521	2,323
	Vontier Corp.	85,573	2,322
*	Elastic NV	40,487	2,318
*	Workiva Inc. Class A	24,791	2,316
	Morningstar Inc.	12,983	2,315
	Cable One Inc.	3,050	2,313
*	QuidelOrtho Corp.	25,668	2,309
*	Sunrun Inc.	109,657	2,307
73

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Globus Medical Inc. Class A	39,637	2,304
	Leggett & Platt Inc.	71,287	2,303
	Axis Capital Holdings Ltd.	40,714	2,302
*	Silicon Laboratories Inc.	16,498	2,298
*	Coty Inc. Class A	192,698	2,287
	Hawaiian Electric Industries Inc.	58,121	2,279
	Black Hills Corp.	34,853	2,276
	Popular Inc.	37,859	2,272
	Hanover Insurance Group Inc.	18,941	2,265
*	Qualys Inc.	20,055	2,265
*	Clarivate plc	255,284	2,262
	MSC Industrial Direct Co. Inc. Class A	24,810	2,251
	United Bankshares Inc.	67,814	2,247
*	Tenable Holdings Inc.	60,732	2,246
	AAON Inc.	22,906	2,245
*	Asbury Automotive Group Inc.	11,561	2,237
	Western Union Co.	204,206	2,232
	Chemours Co.	76,747	2,231
*	Halozyme Therapeutics Inc.	69,284	2,226
	Silgan Holdings Inc.	45,191	2,226
	Pinnacle Financial Partners Inc.	40,962	2,221
*	Elanco Animal Health Inc. (XNYS)	233,905	2,215
	ONE Gas Inc.	28,745	2,212
	Air Lease Corp. Class A	54,877	2,207
	Franklin Electric Co. Inc.	24,544	2,196
*	PTC Therapeutics Inc.	39,784	2,194
	Lancaster Colony Corp.	10,480	2,192
*	Stericycle Inc.	47,953	2,189
*	Haemonetics Corp.	26,130	2,187
	Balchem Corp.	16,614	2,183
*	iRhythm Technologies Inc.	16,595	2,181
*	Onto Innovation Inc.	26,891	2,178
	Choice Hotels International Inc.	17,064	2,176
	Mueller Industries Inc.	30,274	2,175
	Evercore Inc. Class A	19,047	2,173
	TD SYNNEX Corp.	24,406	2,173
	Zions Bancorp NA	77,870	2,169
	FNB Corp.	187,625	2,154
	PNM Resources Inc.	44,736	2,153
*	Doximity Inc. Class A	58,596	2,153
*	Fluor Corp.	74,012	2,151
	PBF Energy Inc. Class A	61,705	2,151
	Power Integrations Inc.	29,517	2,148
	Element Solutions Inc.	118,298	2,147
	GATX Corp.	18,815	2,143
	Valley National Bancorp	228,434	2,143
	Wintrust Financial Corp.	31,304	2,140
	Cabot Corp.	29,803	2,139
	Thor Industries Inc.	27,051	2,138
*	New Relic Inc.	29,889	2,136
		Shares	Market Value• ($000)
*	Integra LifeSciences Holdings Corp.	38,531	2,132
*	IAC Inc.	41,180	2,132
	Home BancShares Inc.	97,560	2,124
	Concentrix Corp.	21,961	2,119
*	Coherent Corp.	61,704	2,107
*	Syneos Health Inc.	53,626	2,105
*	Madrigal Pharmaceuticals Inc.	6,706	2,092
*	Ollie's Bargain Outlet Holdings Inc.	32,066	2,092
	Old National Bancorp	155,146	2,080
*	Skyline Champion Corp.	27,925	2,071
*	Teradata Corp.	53,441	2,069
*	ICU Medical Inc.	10,922	2,066
*	IPG Photonics Corp.	17,843	2,052
	Premier Inc. Class A	61,494	2,050
	Westlake Corp.	18,020	2,050
	Ormat Technologies Inc. (XNYS)	23,873	2,049
	Radian Group Inc.	84,409	2,049
	Western Alliance Bancorp	54,963	2,040
*	AppLovin Corp. Class A	119,677	2,034
*	Visteon Corp.	14,460	2,030
	Bank OZK	56,579	2,021
	Maxar Technologies Inc.	38,284	2,018
*	Axcelis Technologies Inc.	17,031	2,015
*	AMN Healthcare Services Inc.	23,302	2,012
	Badger Meter Inc.	15,195	2,011
*	Sprouts Farmers Market Inc.	57,857	2,005
	First Financial Bankshares Inc.	68,214	1,996
*	Southwest Gas Holdings Inc.	35,619	1,995
	Madison Square Garden Sports Corp.	9,919	1,989
*	Procore Technologies Inc.	37,189	1,986
	TEGNA Inc.	115,934	1,982
*	Hilton Grand Vacations Inc.	46,223	1,978
*	Transocean Ltd. (XNYS)	335,228	1,978
	Ryder System Inc.	24,954	1,975
	ManpowerGroup Inc.	26,045	1,972
	Avnet Inc.	47,668	1,967
*	Insight Enterprises Inc.	16,266	1,967
	SLM Corp.	130,921	1,966
*,1	GLOBALFOUNDRIES Inc.	33,270	1,956
	FirstCash Holdings Inc.	18,987	1,956
	Essential Properties Realty Trust Inc.	78,806	1,950
*	Arrowhead Pharmaceuticals Inc.	54,872	1,943
	Independence Realty Trust Inc.	116,706	1,943
*	Neogen Corp.	112,772	1,942
*	United Airlines Holdings Inc.	44,310	1,941
	CONMED Corp.	15,418	1,936
*	ASGN Inc.	26,941	1,929
		Shares	Market Value• ($000)
*	Box Inc. Class A	72,760	1,925
	Phillips Edison & Co. Inc.	61,034	1,925
	Janus Henderson Group plc	74,113	1,923
*	O-I Glass Inc.	85,585	1,923
	Lincoln National Corp.	88,306	1,919
	Glacier Bancorp Inc.	57,722	1,918
*	Adient plc	51,904	1,917
	Magnolia Oil & Gas Corp. Class A	90,665	1,915
	PotlatchDeltic Corp.	41,345	1,911
	Cadence Bank	94,236	1,905
*	Valaris Ltd.	31,689	1,901
*	Liberty Media Corp.- Liberty SiriusXM Class C	67,829	1,895
	Antero Midstream Corp.	175,416	1,887
	Avient Corp.	48,917	1,884
	HB Fuller Co.	28,438	1,882
	Esab Corp.	32,251	1,882
	Wendy's Co.	84,941	1,877
*	Hostess Brands Inc. Class A	72,703	1,873
*	Altair Engineering Inc. Class A	27,079	1,870
*	Synaptics Inc.	21,006	1,860
*	Livent Corp.	85,059	1,859
	Signet Jewelers Ltd.	25,253	1,858
*	Grand Canyon Education Inc.	15,647	1,857
*	MACOM Technology Solutions Holdings Inc. Class H	31,833	1,857
	ALLETE Inc.	29,760	1,856
	White Mountains Insurance Group Ltd.	1,296	1,856
*	Alight Inc. Class A	200,106	1,851
	Rithm Capital Corp.	226,742	1,850
*	Diodes Inc.	23,175	1,847
	Spire Inc.	27,277	1,847
*,1	Credit Acceptance Corp.	3,757	1,839
*	Vaxcyte Inc.	42,900	1,837
	Belden Inc.	23,180	1,829
*	Fabrinet	19,196	1,823
	Penske Automotive Group Inc.	13,140	1,821
*	Envestnet Inc.	28,602	1,813
*	Shift4 Payments Inc. Class A	26,570	1,801
	Group 1 Automotive Inc.	8,008	1,798
*	Amicus Therapeutics Inc.	154,643	1,785
*	Ryan Specialty Holdings Inc.	43,689	1,785
*	StoneCo. Ltd. Class A	144,818	1,784
*	YETI Holdings Inc.	45,092	1,779
	Kilroy Realty Corp.	60,800	1,778
*	Lumentum Holdings Inc.	36,857	1,778
	Foot Locker Inc.	42,315	1,777
*	Crane Co.	24,658	1,777
	Helmerich & Payne Inc.	53,474	1,773
74

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Shoals Technologies Group Inc. Class A	84,837	1,772
*	Simply Good Foods Co.	48,621	1,768
	Avangrid Inc.	43,883	1,767
	National Storage Affiliates Trust	45,836	1,767
	EnerSys	21,204	1,759
*	Inari Medical Inc.	26,402	1,754
	American States Water Co.	19,747	1,753
*	TriNet Group Inc.	18,880	1,752
	Advanced Energy Industries Inc.	20,239	1,751
	Hecla Mining Co.	287,800	1,741
	SM Energy Co.	61,866	1,737
*	STAAR Surgical Co.	24,651	1,737
*	Blackbaud Inc.	25,030	1,736
*	Ziff Davis Inc.	23,734	1,736
*	Blueprint Medicines Corp.	33,938	1,733
	Cousins Properties Inc.	79,112	1,725
*	TG Therapeutics Inc.	69,393	1,723
*	Lyft Inc. Class A	168,028	1,722
*,1	CRISPR Therapeutics AG	35,189	1,722
	John Bean Technologies Corp.	15,832	1,721
	Assured Guaranty Ltd.	31,836	1,715
	Physicians Realty Trust	118,449	1,708
*	Duolingo Inc.	12,526	1,706
	Arcosa Inc.	25,231	1,704
*	Rogers Corp.	10,536	1,696
	Kemper Corp.	34,814	1,694
	Avista Corp.	38,363	1,691
	Steven Madden Ltd.	48,229	1,690
*	Azenta Inc.	38,738	1,685
*,1	MicroStrategy Inc. Class A	5,131	1,685
	NorthWestern Corp.	28,466	1,669
	California Resources Corp.	41,085	1,664
*	Freshpet Inc.	24,110	1,663
	Hancock Whitney Corp.	45,514	1,662
	KB Home	37,613	1,648
*	Brighthouse Financial Inc.	37,186	1,644
*	Goodyear Tire & Rubber Co.	153,966	1,643
	Hillenbrand Inc.	36,016	1,643
	Installed Building Products Inc.	13,131	1,632
*	Beacon Roofing Supply Inc.	27,084	1,630
	Spirit AeroSystems Holdings Inc. Class A	54,714	1,628
*	Kosmos Energy Ltd.	254,343	1,628
*	Enovis Corp.	27,954	1,628
*	Summit Materials Inc. Class A	59,271	1,625
	Sensient Technologies Corp.	21,797	1,623
*	Evolent Health Inc. Class A	44,543	1,622
[1]	Blackstone Mortgage Trust Inc. Class A	88,688	1,618
		Shares	Market Value• ($000)
*	SentinelOne Inc. Class A	100,096	1,609
	California Water Service Group	28,613	1,605
*	Mr Cooper Group Inc.	34,650	1,604
*	Topgolf Callaway Brands Corp.	72,284	1,603
*	Prestige Consumer Healthcare Inc.	26,045	1,603
	Select Medical Holdings Corp.	52,484	1,601
*	Blackline Inc.	28,660	1,597
	Federal Signal Corp.	31,036	1,595
*	AZEK Co. Inc. Class A	58,614	1,591
*,1	Inmode Ltd.	42,661	1,590
*	Intellia Therapeutics Inc.	42,076	1,588
	Coca-Cola Consolidated Inc.	2,686	1,583
*	Boston Beer Co. Inc. Class A	4,966	1,577
*	Cytokinetics Inc.	42,151	1,576
*	Certara Inc.	65,219	1,576
	Apple Hospitality REIT Inc.	105,762	1,575
	Armstrong World Industries Inc.	22,785	1,564
*	Array Technologies Inc.	76,436	1,563
*	Kyndryl Holdings Inc.	107,849	1,559
*	Bloom Energy Corp. Class A	93,543	1,557
	Columbia Sportswear Co.	18,577	1,552
*	Sanmina Corp.	29,657	1,550
	Terex Corp.	34,662	1,546
*	Ultragenyx Pharmaceutical Inc.	35,391	1,546
*	Focus Financial Partners Inc. Class A	29,690	1,542
	Sabra Health Care REIT Inc.	135,273	1,542
	Travel & Leisure Co.	40,269	1,541
	ABM Industries Inc.	36,017	1,534
*	SPX Technologies Inc.	24,054	1,532
*	Pacific Biosciences of California Inc.	143,942	1,526
	Jackson Financial Inc. Class A	42,279	1,522
	Dun & Bradstreet Holdings Inc.	136,019	1,519
	Otter Tail Corp.	21,080	1,517
	LCI Industries	13,367	1,510
	International Game Technology plc	53,608	1,509
*	Howard Hughes Corp.	19,469	1,506
*	Tri Pointe Homes Inc.	52,473	1,505
*	Wayfair Inc. Class A	43,105	1,501
	EPR Properties	35,695	1,498
*	Peabody Energy Corp.	62,197	1,494
	Albany International Corp. Class A	16,360	1,492
*	Perficient Inc.	22,966	1,491
*	Integer Holdings Corp.	18,099	1,490
	Permian resources Corp. Class A	142,583	1,490
		Shares	Market Value• ($000)
*,1	AMC Entertainment Holdings Inc. Class A	270,399	1,487
*	Axonics Inc.	25,834	1,484
	UMB Financial Corp.	23,300	1,482
*	CNX Resources Corp.	95,381	1,481
*	Sonos Inc.	69,737	1,474
*	Dycom Industries Inc.	15,856	1,469
*	Reata Pharmaceuticals Inc. Class A	14,835	1,467
	Boise Cascade Co.	21,440	1,465
	Encore Wire Corp.	9,361	1,463
*	ACI Worldwide Inc.	57,738	1,462
	Werner Enterprises Inc.	32,366	1,462
*	Cavco Industries Inc.	4,859	1,459
*	Rapid7 Inc.	29,935	1,455
*	ACADIA Pharmaceuticals Inc.	68,178	1,454
	Broadstone Net Lease Inc.	89,891	1,454
*	Omnicell Inc.	23,913	1,453
	Cogent Communications Holdings Inc.	21,004	1,450
*	Noble Corp. plc	37,692	1,449
*	Resideo Technologies Inc.	81,177	1,445
	MGE Energy Inc.	18,803	1,440
	Forward Air Corp.	13,626	1,438
	Brink's Co.	22,864	1,437
	Vishay Intertechnology Inc.	67,518	1,437
	American Equity Investment Life Holding Co.	37,263	1,436
*	Liberty Global plc Class A	73,293	1,430
	Associated Banc-Corp.	80,000	1,426
	Lazard Ltd. Class A	45,428	1,422
	Inter Parfums Inc.	9,350	1,419
	Zurn Elkay Water Solutions Corp.	65,841	1,419
	Moog Inc. Class A	15,724	1,417
	Scotts Miracle-Gro Co.	21,208	1,417
*	NCR Corp.	63,528	1,416
*	Liberty Media Corp.- Liberty SiriusXM Class A	50,241	1,412
*	Appfolio Inc. Class A	10,102	1,410
*	Varonis Systems Inc. Class B	60,714	1,406
*	Amedisys Inc.	17,491	1,405
*	Denali Therapeutics Inc.	56,577	1,405
*	Genworth Financial Inc. Class A	241,595	1,404
[1]	Sirius XM Holdings Inc.	367,928	1,398
*	Peloton Interactive Inc. Class A	156,863	1,393
*	Confluent Inc. Class A	63,266	1,392
	United Community Banks Inc.	55,661	1,386
	Vornado Realty Trust	92,330	1,386
75

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Community Bank System Inc.	27,674	1,383
*	Grocery Outlet Holding Corp.	46,436	1,383
*	Enstar Group Ltd.	5,736	1,380
*	ViaSat Inc.	39,317	1,377
	Hamilton Lane Inc. Class A	18,642	1,374
	Energizer Holdings Inc.	41,068	1,373
	CNO Financial Group Inc.	61,140	1,372
	Kulicke & Soffa Industries Inc.	28,784	1,372
*	Insmed Inc.	70,299	1,371
	Korn Ferry	28,520	1,370
	WD-40 Co.	7,179	1,367
	MDC Holdings Inc.	33,249	1,362
	Herc Holdings Inc.	13,612	1,361
	Kontoor Brands Inc.	30,052	1,357
	Moelis & Co. Class A	35,791	1,356
*	TreeHouse Foods Inc.	25,447	1,355
	Kohl's Corp.	61,401	1,353
*	Calix Inc.	29,580	1,352
*	PagerDuty Inc.	44,970	1,352
*	CommVault Systems Inc.	23,147	1,349
*	Mercury Systems Inc.	28,308	1,349
	Park Hotels & Resorts Inc.	111,855	1,348
*	Sage Therapeutics Inc.	27,533	1,345
*	Helen of Troy Ltd.	13,390	1,344
	Corporate Office Properties Trust	58,596	1,341
	Spectrum Brands Holdings Inc.	20,166	1,341
	ServisFirst Bancshares Inc.	26,526	1,340
	ArcBest Corp.	14,085	1,330
	Independent Bank Corp. (XNGS)	23,744	1,330
*	Victoria's Secret & Co.	42,903	1,330
	NewMarket Corp.	3,315	1,325
*	Nomad Foods Ltd.	70,383	1,323
*	Progyny Inc.	39,742	1,321
	BOK Financial Corp.	15,734	1,320
	Cactus Inc. Class A	32,591	1,319
*	Ingevity Corp.	18,391	1,319
	Carter's Inc.	18,847	1,315
	Lumen Technologies Inc.	554,880	1,315
	Innospec Inc.	12,881	1,309
*	DoubleVerify Holdings Inc.	44,464	1,308
*	Itron Inc.	24,461	1,306
*	Texas Capital Bancshares Inc.	25,980	1,305
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	45,626	1,295
*	Alteryx Inc. Class A	31,415	1,292
*	Dorman Products Inc.	14,960	1,289
*	RingCentral Inc. Class A	46,784	1,289
*	LivaNova plc	26,779	1,283
*	Xenon Pharmaceuticals Inc.	31,847	1,283
		Shares	Market Value• ($000)
*	Tandem Diabetes Care Inc.	32,313	1,279
*	Arconic Corp.	51,536	1,276
*	Global-e Online Ltd.	45,757	1,276
	LXP Industrial Trust	135,674	1,275
	First Hawaiian Inc.	66,634	1,273
	UniFirst Corp.	7,777	1,273
	Papa John's International Inc.	16,965	1,269
	Carpenter Technology Corp.	24,034	1,268
	Outfront Media Inc.	76,136	1,268
*	Axos Financial Inc.	31,111	1,265
	Materion Corp.	11,578	1,254
*	R1 RCM Inc.	80,406	1,254
	Quaker Chemical Corp.	6,714	1,253
	Patterson-UTI Energy Inc.	111,611	1,249
	Amkor Technology Inc.	55,633	1,245
	Highwoods Properties Inc.	54,339	1,245
*	Allegro MicroSystems Inc.	34,750	1,243
*	Verint Systems Inc.	33,974	1,240
	Cracker Barrel Old Country Store Inc.	11,668	1,239
*	AeroVironment Inc.	12,296	1,238
	Red Rock Resorts Inc. Class A	25,354	1,237
	J & J Snack Foods Corp.	8,070	1,236
	Kennametal Inc.	47,559	1,235
	Scorpio Tankers Inc.	23,564	1,231
*	LGI Homes Inc.	10,351	1,230
*,1	Axsome Therapeutics Inc.	17,174	1,228
*	Golar LNG Ltd.	53,966	1,225
	ESCO Technologies Inc.	13,060	1,222
	Rush Enterprises Inc. Class A	22,966	1,220
*	CBIZ Inc.	23,063	1,215
*	Boot Barn Holdings Inc.	16,736	1,213
*	Plexus Corp.	13,848	1,211
*	frontdoor Inc.	44,231	1,210
	WSFS Financial Corp.	34,375	1,209
*	Hub Group Inc. Class A	16,017	1,208
	Kennedy-Wilson Holdings Inc.	71,907	1,207
*	Sprout Social Inc. Class A	24,436	1,204
	Macerich Co.	120,463	1,203
	Clearway Energy Inc. Class C	39,420	1,197
	International Bancshares Corp.	27,964	1,193
	Stepan Co.	12,935	1,193
*	RXO Inc.	65,527	1,185
	First Interstate BancSystem Inc. Class A	46,225	1,183
*	Alarm.com Holdings Inc.	24,714	1,179
	Kadant Inc.	6,334	1,177
*	Verra Mobility Corp. Class A	69,331	1,175
	PriceSmart Inc.	15,940	1,174
*	Ambarella Inc.	18,943	1,174
		Shares	Market Value• ($000)
*	Extreme Networks Inc.	65,807	1,170
	Alpha Metallurgical Resources Inc.	7,968	1,168
	Crane NXT Co.	24,658	1,168
	Patterson Cos. Inc.	42,834	1,161
	Four Corners Property Trust Inc.	45,406	1,158
*	Chegg Inc.	64,356	1,157
	Ameris Bancorp	34,358	1,151
*,1	DigitalOcean Holdings Inc.	36,456	1,150
	First BanCorp (XNYS)	97,703	1,148
	SITE Centers Corp.	92,982	1,147
	Barnes Group Inc.	27,216	1,144
	Northern Oil and Gas Inc.	34,438	1,142
	Mueller Water Products Inc. Class A	85,181	1,141
	Piper Sandler Cos.	8,412	1,139
*	Bumble Inc. Class A	62,402	1,136
	Jack in the Box Inc.	12,176	1,129
[1]	Arbor Realty Trust Inc.	98,221	1,127
	Simmons First National Corp. Class A	67,434	1,127
*,1	ChargePoint Holdings Inc.	129,802	1,125
*,1	Affirm Holdings Inc.	113,835	1,122
	Bloomin' Brands Inc.	45,154	1,118
*	Guardant Health Inc.	49,572	1,118
	Progress Software Corp.	20,360	1,117
*	Beam Therapeutics Inc.	36,363	1,117
	Cathay General Bancorp	35,008	1,116
	Edgewell Personal Care Co.	25,455	1,112
*	SeaWorld Entertainment Inc.	20,717	1,112
	Atlantic Union Bankshares Corp.	38,813	1,111
*	MP Materials Corp.	51,204	1,110
	Equitrans Midstream Corp.	213,718	1,101
*	FormFactor Inc.	40,318	1,101
*	NuVasive Inc.	25,205	1,085
	Nu Skin Enterprises Inc. Class A	27,398	1,081
	Chesapeake Utilities Corp.	8,744	1,080
	McGrath RentCorp.	12,125	1,078
*	Glaukos Corp.	22,672	1,077
	EnPro Industries Inc.	11,401	1,075
	American Eagle Outfitters Inc.	80,158	1,073
*	TripAdvisor Inc.	60,520	1,073
	Walker & Dunlop Inc.	15,948	1,073
*	Prothena Corp. plc	20,378	1,072
	Douglas Emmett Inc.	82,914	1,068
*	American Airlines Group Inc.	78,262	1,067
	Strategic Education Inc.	12,125	1,067
*	PagSeguro Digital Ltd. Class A	108,222	1,065
	National Health Investors Inc.	21,383	1,064
	CONSOL Energy Inc.	17,892	1,062
76

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	AtriCure Inc.	24,127	1,061
*	Viavi Solutions Inc.	118,378	1,061
	CareTrust REIT Inc.	54,143	1,055
*	OSI Systems Inc.	9,315	1,052
*	Pacira BioSciences Inc.	23,159	1,049
*	Corcept Therapeutics Inc.	46,527	1,048
	DigitalBridge Group Inc.	84,167	1,046
*	Mirati Therapeutics Inc.	23,547	1,043
	Equity Commonwealth	50,219	1,041
	Graham Holdings Co. Class B	1,808	1,041
	Bank of Hawaii Corp.	21,459	1,039
	Innovative Industrial Properties Inc.	15,156	1,039
	Pacific Premier Bancorp Inc.	46,723	1,039
*	Sitime Corp.	9,567	1,038
	CVB Financial Corp.	69,223	1,036
	EVERTEC Inc.	29,765	1,033
	InterDigital Inc.	15,194	1,029
	Artisan Partners Asset Management Inc. Class A	29,635	1,027
	SJW Group	13,475	1,023
*	Surgery Partners Inc.	25,605	1,015
*	REVOLUTION Medicines Inc.	43,218	1,015
*	NetScout Systems Inc.	37,224	1,013
*	Zillow Group Inc. Class A	23,645	1,012
*	NMI Holdings Inc. Class A	43,198	1,011
	Dana Inc.	68,318	1,010
*	Core & Main Inc. Class A	38,720	1,009
*	NeoGenomics Inc.	68,879	1,007
	Fulton Financial Corp.	84,138	1,004
	Sunstone Hotel Investors Inc.	105,144	1,002
*	Shake Shack Inc. Class A	18,251	1,000
*	Leslie's Inc.	91,945	998
*,1	Sigma Lithium Corp.	28,680	998
*	Masonite International Corp.	10,891	996
	Minerals Technologies Inc.	16,804	996
*	nCino Inc.	40,221	995
*	Brinker International Inc.	24,898	994
*,1	Sunnova Energy International Inc.	55,159	991
*	Yelp Inc. Class A	33,086	990
	Granite Construction Inc.	25,944	989
*	Impinj Inc.	11,186	989
*	DISH Network Corp. Class A	131,115	985
*	Gentherm Inc.	16,459	982
*	Under Armour Inc. Class C	121,796	979
*	Constellium SE Class A	65,867	978
	Washington Federal Inc.	34,826	977
		Shares	Market Value• ($000)
*	Driven Brands Holdings Inc.	31,744	975
	Xerox Holdings Corp.	62,127	974
	Helios Technologies Inc.	16,186	973
	Tanger Factory Outlet Centers Inc.	49,387	968
*	ODP Corp.	22,414	968
[1]	Nordstrom Inc.	62,456	966
*	Cinemark Holdings Inc.	56,960	961
*	Aurinia Pharmaceuticals Inc.	85,419	961
	Virtu Financial Inc. Class A	47,708	957
	Cheesecake Factory Inc.	28,386	956
	Trinity Industries Inc.	39,872	955
*	Adtalem Global Education Inc.	23,481	953
	CSG Systems International Inc.	18,080	952
	Hanesbrands Inc.	181,756	952
	Worthington Industries Inc.	15,924	946
*	Hain Celestial Group Inc.	52,717	945
	BankUnited Inc.	41,724	941
*	Six Flags Entertainment Corp.	38,712	940
	Pegasystems Inc.	20,508	936
	Hilltop Holdings Inc.	30,073	933
	News Corp. Class B	52,508	932
*	Supernus Pharmaceuticals Inc.	25,267	931
	Gap Inc.	96,769	929
*	Vir Biotechnology Inc.	36,954	929
	John Wiley & Sons Inc. Class A	24,064	928
	Banner Corp.	18,562	927
	First Financial Bancorp	44,619	924
	Century Communities Inc.	13,694	922
	Winnebago Industries Inc.	15,851	922
*	CorVel Corp.	4,553	920
	Navient Corp.	55,555	919
	Pebblebrook Hotel Trust	64,134	913
	Eastern Bankshares Inc.	78,332	913
*,1	QuantumScape Corp. Class A	129,373	906
*	Marqeta Inc. Class A	223,296	904
	Embecta Corp.	32,424	900
	Cal-Maine Foods Inc.	18,872	896
	Arch Resources Inc.	7,330	896
*	Myriad Genetics Inc.	41,986	894
*	Urban Outfitters Inc.	32,671	884
*	Knowles Corp.	52,304	883
	Liberty Energy Inc. Class A	68,755	881
*	Flywire Corp.	30,095	878
*	Huron Consulting Group Inc.	10,335	876
*	MaxLinear Inc.	36,289	876
	New Fortress Energy Inc. Class A	28,872	875
*	Monday.com Ltd.	7,176	875
		Shares	Market Value• ($000)
	First Merchants Corp.	29,661	865
	Vector Group Ltd.	67,814	864
*	Veracyte Inc.	38,098	863
	Towne Bank	36,142	856
*	Cargurus Inc.	51,906	853
	Laureate Education Inc. Class A	68,662	851
*	Liberty Media Corp.- Liberty Braves Class C	22,345	850
*	United Natural Foods Inc.	31,101	848
*	Oceaneering International Inc.	47,588	844
*	Cerevel Therapeutics Holdings Inc.	29,053	844
*	PROG Holdings Inc.	27,901	843
	Tennant Co.	11,014	842
*	National Vision Holdings Inc.	39,992	841
*	Parsons Corp.	19,329	841
*	Fastly Inc. Class A	56,854	840
	Shutterstock Inc.	12,488	837
	Seacoast Banking Corp. of Florida	37,614	835
	PennyMac Financial Services Inc.	13,324	833
*	Sotera Health Co.	49,492	830
	Standex International Corp.	6,750	829
*	Veris Residential Inc.	50,610	827
*	FibroGen Inc.	48,108	824
*	Bridgebio Pharma Inc.	56,692	823
	Monro Inc.	16,837	823
	Xenia Hotels & Resorts Inc.	64,863	821
	Apollo Commercial Real Estate Finance Inc.	81,045	820
*	AAR Corp.	15,514	819
	Atlantica Sustainable Infrastructure plc	30,780	819
	Acushnet Holdings Corp.	16,284	816
	Retail Opportunity Investments Corp.	62,589	816
	Clear Secure Inc. Class A	33,639	814
*	Akero Therapeutics Inc.	18,153	812
	Sylvamo Corp.	17,721	812
	Greif Inc. Class A	12,895	810
	Park National Corp.	7,480	810
	Cohen & Steers Inc.	13,454	808
	DiamondRock Hospitality Co.	99,512	807
*	Maravai LifeSciences Holdings Inc. Class A	58,501	807
	Oxford Industries Inc.	7,794	804
*	Cushman & Wakefield plc	81,663	804
	Upbound Group Inc.	30,007	800
	JBG SMITH Properties	56,021	799
	Renasant Corp.	28,383	798
*	Callon Petroleum Co.	24,089	798
*	CCC Intelligent Solutions Holdings Inc.	91,312	793
77

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Dave & Buster's Entertainment Inc.	22,327	792
	Universal Corp.	14,409	791
	BGC Partners Inc. Class A	173,806	787
	Tronox Holdings plc Class A	57,509	787
*	Gitlab Inc. Class A	25,907	787
	WesBanco Inc.	29,512	786
*,1	Dlocal Ltd. Class A	56,001	784
	Urban Edge Properties	53,038	778
*	Vista Outdoor Inc.	32,265	778
	Nelnet Inc. Class A	8,072	777
*	Under Armour Inc. Class A	87,509	776
	Enerpac Tool Group Corp. Class A	32,660	776
	Patrick Industries Inc.	11,270	773
*	Sally Beauty Holdings Inc.	54,343	773
*	Kratos Defense & Security Solutions Inc.	59,802	771
	Reynolds Consumer Products Inc.	27,487	770
*	Herbalife Nutrition Ltd.	51,601	767
	Northwest Natural Holding Co.	16,251	763
*	Schrodinger Inc.	25,851	763
	Heartland Financial USA Inc.	23,359	761
	RLJ Lodging Trust	75,363	761
*	Phreesia Inc.	24,067	761
	Service Properties Trust	86,692	760
[1]	ZIM Integrated Shipping Services Ltd.	44,502	760
	Trustmark Corp.	31,772	759
[1]	SL Green Realty Corp.	31,969	757
*,1	Tilray Brands Inc.	321,184	755
	Lennar Corp. Class B	7,706	754
	Lindsay Corp.	6,230	752
*	Veradigm Inc.	60,100	751
	Delek US Holdings Inc.	34,551	751
*	LiveRamp Holdings Inc.	31,163	751
	Stock Yards Bancorp Inc.	15,398	748
*,1	Luminar Technologies Inc. Class A	124,262	748
*	Amylyx Pharmaceuticals Inc.	26,269	746
*	Appian Corp. Class A	19,836	745
	BancFirst Corp.	9,305	743
*	Privia Health Group Inc.	26,883	743
*	BioCryst Pharmaceuticals Inc.	97,425	741
*	KAR Auction Services Inc.	54,712	741
*	Ironwood Pharmaceuticals Inc. Class A	70,785	737
	Wolverine World Wide Inc.	44,032	737
	Northwest Bancshares Inc.	62,829	734
	Getty Realty Corp.	21,889	730
		Shares	Market Value• ($000)
	Horace Mann Educators Corp.	23,238	727
	B&G Foods Inc.	45,249	726
*	Central Garden & Pet Co. Class A	20,483	724
*	Gibraltar Industries Inc.	14,424	722
*	Gates Industrial Corp. plc	53,634	722
*,1	Trupanion Inc.	20,465	719
	Elme Communities	41,667	718
	Methode Electronics Inc.	17,484	717
	St. Joe Co.	17,413	716
*	Xencor Inc.	27,031	715
	Chimera Investment Corp.	124,862	709
	Provident Financial Services Inc.	40,462	707
	Apartment Investment and Management Co. Class A	90,237	707
	Corebridge Financial Inc.	41,948	707
*	Liberty Media Corp.- Liberty Formula One Class A	10,897	706
	ADT Inc.	105,315	706
*	Cannae Holdings Inc.	38,628	705
	Two Harbors Investment Corp.	50,507	704
*	Liberty Broadband Corp. Class A	8,298	701
	Orion Engineered Carbons SA	28,976	701
	Archrock Inc.	67,881	698
*	Sabre Corp.	174,040	696
	Bank of NT Butterfield & Son Ltd.	27,051	696
	City Holding Co.	7,602	693
	World Fuel Services Corp.	29,267	692
	Matthews International Corp. Class A	18,223	690
*	Coursera Inc.	55,361	689
*	Freshworks Inc. Class A	51,599	689
	Independent Bank Group Inc.	18,855	686
	MillerKnoll Inc.	40,252	685
*	Magnite Inc.	72,914	685
	Schneider National Inc. Class B	26,098	683
*	NexTier Oilfield Solutions Inc.	84,553	683
*	National Beverage Corp.	13,663	679
*	PRA Group Inc.	18,633	676
*	Digital Turbine Inc.	57,473	674
*	Ameresco Inc. Class A	16,182	673
*	Paycor HCM Inc.	28,623	673
*,1	Freedom Holding Corp.	8,766	670
[1]	Safehold Inc.	24,160	670
	MGP Ingredients Inc.	6,767	668
*	Alexander & Baldwin Inc.	34,669	667
*	Owens & Minor Inc.	42,932	667
*	Alaska Air Group Inc.	15,277	664
		Shares	Market Value• ($000)
	Weis Markets Inc.	8,005	660
*	Avanos Medical Inc.	22,265	658
*	Semtech Corp.	33,756	658
*	Asana Inc. Class A	40,672	658
*	Q2 Holdings Inc.	26,681	657
	Bread Financial Holdings Inc.	23,757	656
	Griffon Corp.	23,052	656
	First Commonwealth Financial Corp.	52,209	652
	ARMOUR Residential REIT Inc.	127,587	651
*	Farfetch Ltd. Class A	161,567	651
*	Arvinas Inc.	24,712	648
*	Avantax Inc.	25,415	645
	Employers Holdings Inc.	16,198	641
	Primoris Services Corp.	25,335	641
*	3D Systems Corp.	69,731	639
	CTS Corp.	16,235	637
*	Agios Pharmaceuticals Inc.	27,766	635
	NBT Bancorp Inc.	19,696	635
	La-Z-Boy Inc.	21,962	631
	Clearway Energy Inc. Class A	21,602	626
*	TTM Technologies Inc.	52,762	623
	Ladder Capital Corp. Class A	66,178	619
*	Beauty Health Co.	53,810	617
	PacWest Bancorp	60,724	616
[1]	Dillard's Inc. Class A	2,055	613
	H&E Equipment Services Inc.	16,789	613
*	Encore Capital Group Inc.	11,915	612
	LTC Properties Inc.	18,224	610
*	Lions Gate Entertainment Corp. Class B	56,830	606
*	Abercrombie & Fitch Co. Class A	25,701	605
	Acadia Realty Trust	44,815	605
*,1	Enovix Corp.	55,807	604
*,1	Fisker Inc.	93,261	601
*	Palomar Holdings Inc.	11,831	595
*	Jamf Holding Corp.	31,411	594
*	Pediatrix Medical Group Inc.	41,186	590
	Scholastic Corp.	15,298	589
*	JFrog Ltd.	31,596	587
*	Fiverr International Ltd.	16,036	586
	Sturm Ruger & Co. Inc.	10,139	584
*	Momentive Global Inc.	62,185	584
*	Imax Corp.	27,661	579
*	Air Transport Services Group Inc.	28,409	577
*	NOW Inc.	53,915	575
*	PROS Holdings Inc.	20,268	575
	Virtus Investment Partners Inc.	3,148	574
*,1	C3.ai Inc. Class A	32,209	574
*	Zentalis Pharmaceuticals Inc.	26,030	573
*	Kymera Therapeutics Inc.	18,144	572
78

Total World Stock Index Fund
		Shares	Market Value• ($000)
	TriMas Corp.	22,469	571
*	E2open Parent Holdings Inc.	90,762	571
*	Upwork Inc.	59,125	566
*	Coeur Mining Inc.	166,046	565
*	Relay Therapeutics Inc.	49,685	565
*	Triumph Financial Inc.	10,856	564
	Global Net Lease Inc.	49,816	561
*	Stratasys Ltd.	39,056	561
*,1	SunPower Corp.	42,263	559
	PennyMac Mortgage Investment Trust	44,762	556
	S&T Bancorp Inc.	20,199	556
	HNI Corp.	21,342	554
*	Ligand Pharmaceuticals Inc.	7,163	547
*	Pilgrim's Pride Corp.	23,919	546
*	Cerence Inc.	21,241	543
*	JELD-WEN Holding Inc.	42,393	542
	SFL Corp. Ltd.	59,677	542
*	Masterbrand Inc.	66,991	541
[1]	Golden Ocean Group Ltd.	59,011	540
	Compass Minerals International Inc.	16,311	534
	Mativ Holdings Inc.	27,549	534
*,1	Ginkgo Bioworks Holdings Inc.	438,055	534
[1]	Krispy Kreme Inc.	34,651	533
*	CoreCivic Inc.	60,562	532
	Telephone and Data Systems Inc.	53,248	532
	Argo Group International Holdings Ltd.	17,972	529
*	REGENXBIO Inc.	27,223	527
*	Playtika Holding Corp.	52,037	520
*	Everbridge Inc.	19,708	518
	Medifast Inc.	5,653	518
*	American Woodmark Corp.	10,237	517
	Healthcare Services Group Inc.	33,136	517
*	iRobot Corp.	13,116	516
*	Nevro Corp.	17,621	516
	ProAssurance Corp.	28,447	511
*	CryoPort Inc.	24,143	508
	Comstock Resources Inc.	44,107	507
	Ubiquiti Inc.	2,181	507
*	Yext Inc.	57,726	507
*	Piedmont Lithium Inc.	8,785	505
	MFA Financial Inc. REIT	47,099	503
*	Arcus Biosciences Inc.	28,112	502
	Shenandoah Telecommunications Co.	24,144	502
*	Rocket Pharmaceuticals Inc.	27,927	500
*	CommScope Holding Co. Inc.	101,197	499
	Westamerica BanCorp	12,320	499
*	Cimpress plc	9,615	499
	Apogee Enterprises Inc.	11,679	497
		Shares	Market Value• ($000)
	Sandy Spring Bancorp Inc.	22,079	496
*	PowerSchool Holdings Inc. Class A	23,768	496
	GrafTech International Ltd.	104,853	494
	Kaiser Aluminum Corp.	7,471	491
*,1	Upstart Holdings Inc.	35,220	490
	CNA Financial Corp.	12,477	485
	Safety Insurance Group Inc.	6,602	483
	Buckle Inc.	14,381	482
	Hope Bancorp Inc.	52,761	480
	Live Oak Bancshares Inc.	20,379	480
*	Petco Health & Wellness Co. Inc. Class A	48,186	480
	Core Laboratories NV	21,277	479
	Eagle Bancorp Inc.	18,830	473
	Newmark Group Inc. Class A	74,316	471
*	IonQ Inc.	85,514	471
	Brightsphere Investment Group Inc.	20,577	465
	Dine Brands Global Inc.	7,146	464
*,1	Virgin Galactic Holdings Inc.	126,874	462
	AZZ Inc.	12,119	457
*	Theravance Biopharma Inc.	42,227	457
*	NextGen Healthcare Inc.	27,238	456
*	American Axle & Manufacturing Holdings Inc.	63,676	455
[1]	eXp World Holdings Inc.	38,327	448
*,1	Cassava Sciences Inc.	19,252	447
*	Green Dot Corp. Class A	25,861	445
*	Proto Labs Inc.	15,451	445
*	Iovance Biotherapeutics Inc.	78,711	444
*	GEO Group Inc.	58,700	442
	Berkshire Hills Bancorp Inc.	20,730	441
[3]	Sempra Energy	2,901	441
	Deluxe Corp.	28,989	439
*	Figs Inc. Class A	60,855	438
*	Overstock.com Inc.	21,465	437
*	SpringWorks Therapeutics Inc.	18,705	437
	Benchmark Electronics Inc.	20,340	434
*	Madison Square Garden Entertainment Corp.	13,461	434
	Astec Industries Inc.	10,495	433
*	Vicor Corp.	10,070	433
*	LegalZoom.Com Inc.	46,145	433
*	Twist Bioscience Corp.	34,477	430
*	Biohaven Ltd.	32,868	430
*	AdaptHealth Corp. Class A	36,085	429
*	SiriusPoint Ltd.	49,132	427
	Adeia Inc.	55,584	425
		Shares	Market Value• ($000)
*	Adaptive Biotechnologies Corp.	59,370	424
	Fresh Del Monte Produce Inc.	14,697	422
*	Lions Gate Entertainment Corp. Class A	36,635	421
*,1	FuelCell Energy Inc.	223,482	420
*	Liberty Latin America Ltd. Class C	47,071	418
*	N-Able Inc.	32,736	417
*,1	Beyond Meat Inc.	30,758	416
	American Assets Trust Inc.	22,751	414
	Capitol Federal Financial Inc.	66,793	414
*	Liberty Latin America Ltd. Class A	46,654	414
*	Kornit Digital Ltd.	22,643	413
	Summit Hotel Properties Inc.	63,472	409
	Empire State Realty Trust Inc. Class A	66,796	408
*	TechTarget Inc.	11,925	407
*	Harmony Biosciences Holdings Inc.	12,634	407
*	Hayward Holdings Inc.	33,819	407
[1]	Sinclair Broadcast Group Inc. Class A	20,097	400
*,1	Novavax Inc.	52,057	399
	1st Source Corp.	9,494	396
	Greenbrier Cos. Inc.	14,916	395
*	UniQure NV	20,206	392
	Centerspace	6,961	392
	Mercury General Corp.	12,865	391
	Uniti Group Inc.	113,314	388
	Hudson Pacific Properties Inc.	69,058	384
*	Sphere Entertainment Co.	13,461	379
	Community Trust Bancorp Inc.	10,510	378
*	Enanta Pharmaceuticals Inc.	10,589	376
*	Alignment Healthcare Inc.	58,964	371
	Brookline Bancorp Inc.	38,447	367
	Gray Television Inc.	47,450	366
*	Consensus Cloud Solutions Inc.	9,803	366
	CVR Energy Inc.	13,840	365
*	USANA Health Sciences Inc.	5,489	364
	Paramount Group Inc.	83,852	363
	Marcus & Millichap Inc.	11,387	358
*,1	Opendoor Technologies Inc.	258,213	356
*	Innoviva Inc.	30,153	354
	Heartland Express Inc.	24,180	350
*	ScanSource Inc.	12,784	350
*	Recursion Pharmaceuticals Inc. Class A	73,400	350
	Kaman Corp.	15,779	348
	Trinseo plc	19,194	348
79

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	G-III Apparel Group Ltd.	22,021	346
	RPT Realty	37,104	345
	WisdomTree Inc.	55,362	345
	Enviva Inc.	16,047	345
	Piedmont Office Realty Trust Inc. Class A	52,600	342
	First Republic Bank	97,156	341
*	Varex Imaging Corp.	18,948	336
*	Open Lending Corp. Class A	47,490	334
	Redwood Trust Inc.	53,093	333
	TTEC Holdings Inc.	9,745	332
*	Stem Inc.	78,268	331
	Guess? Inc.	17,200	324
*	Anywhere Real Estate Inc.	50,541	322
	TFS Financial Corp.	26,397	318
	Steelcase Inc. Class A	39,211	314
*	Fulgent Genetics Inc.	10,541	312
[1]	Ardagh Metal Packaging SA	76,458	312
*	Mister Car Wash Inc.	35,219	311
*	Enhabit Inc.	25,033	307
*	EW Scripps Co. Class A	35,989	303
	Ormat Technologies Inc.	3,442	299
	Brandywine Realty Trust	72,897	286
	Washington Trust Bancorp Inc.	9,877	278
*,1	CureVac NV	37,664	278
*,1	OPKO Health Inc.	188,678	277
	U-Haul Holding Co. (XNYS)	4,517	276
*	American Well Corp. Class A	123,643	271
*	Columbia Financial Inc.	16,116	270
	Brightspire Capital Inc. Class A	45,895	262
	Universal Health Realty Income Trust	5,994	261
*	TrueBlue Inc.	17,141	260
*	JetBlue Airways Corp.	36,310	259
	Spirit Airlines Inc.	15,045	257
*	Thoughtworks Holding Inc.	41,046	256
		Shares	Market Value• ($000)
*,1	Lemonade Inc.	23,432	254
	Republic Bancorp Inc. Class A	6,430	253
	Matson Inc.	3,700	252
*	Editas Medicine Inc. Class A	29,912	244
*	Matterport Inc.	104,642	244
*,1	Allogene Therapeutics Inc.	44,313	241
*	iHeartMedia Inc. Class A	68,369	237
*	Fate Therapeutics Inc.	38,709	235
*	Century Aluminum Co.	27,189	234
*	BigCommerce Holdings Inc. Series 1	30,789	228
	Vitesse Energy Inc.	12,328	227
*	SolarWinds Corp.	26,159	225
*	Olaplex Holdings Inc.	59,801	221
	Alexander's Inc.	1,178	219
	Kearny Financial Corp.	27,587	215
*	Block Inc.	3,458	214
*	Alector Inc.	32,299	213
*,1	Sana Biotechnology Inc.	39,368	208
*	Xperi Inc.	21,714	206
*	LivePerson Inc.	42,732	198
*	Paysafe Ltd.	13,681	196
*,1	Nikola Corp.	218,391	193
	Saul Centers Inc.	5,132	185
*	CareDx Inc.	21,950	178
	F&G Annuities & Life Inc.	9,738	178
*	Multiplan Corp.	180,356	176
*	Allegiant Travel Co.	1,626	169
*	Liberty Media Corp.- Liberty Braves Class A	3,936	154
	Gen Digital Inc.	8,363	148
	Office Properties Income Trust	22,222	145
*	Forrester Research Inc.	4,285	133
*,1	Piedmont Lithium Inc. GDR	229,729	132
*	Qurate Retail Inc. Series A	156,135	124
*	OmniAb Inc. (XNMS)	35,099	122
		Shares	Market Value• ($000)
*	Taro Pharmaceutical Industries Ltd.	3,800	96
*,1	Star Holdings	5,035	81
*,1	WeWork Inc. Class A	132,645	56
*	Transocean Ltd.	8,480	50
*,3	Yandex NV Class A	151,757	—
*,3	OmniAb Inc. 12.5 Earnout	2,716	—
*,3	OmniAb Inc. 15 Earnout	2,716	—
			21,276,286
Total Common Stocks (Cost $28,824,110)			36,042,324
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[4,5]	Vanguard Market Liquidity Fund, 4.853% (Cost $300,478)	3,005,675	300,538
Total Investments (100.4%) (Cost $29,124,588)			36,342,862
Other Assets and Liabilities—Net (-0.4%)			(155,021)
Net Assets (100%)			36,187,841
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $220,294,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the aggregate value was $424,126,000, representing 1.2% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $236,584,000 was received for securities on loan, of which $234,988,000 is held in Vanguard Market Liquidity Fund and $1,596,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
Ptg. Ctf.—Participating Certificates.
REIT—Real Estate Investment Trust.
80

Total World Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2023	168	14,908	(71)
E-mini S&P 500 Index	June 2023	349	73,089	2,802
MSCI EAFE Index	June 2023	370	39,768	1,587
MSCI Emerging Markets Index	June 2023	353	17,371	168
S&P TSX 60 Index	June 2023	19	3,502	136
				4,622

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
UBS AG	6/21/23	CAD	3,138	USD	2,287	32	—
State Street Bank & Trust Co.	5/3/23	CHF	1,168	USD	1,306	1	—
State Street Bank & Trust Co.	5/3/23	EUR	5,166	USD	5,696	—	(2)
State Street Bank & Trust Co.	5/3/23	GBP	2,047	USD	2,557	16	—
State Street Bank & Trust Co.	5/3/23	HKD	19,248	USD	2,452	—	—
UBS AG	6/21/23	INR	498,612	USD	6,049	28	—
State Street Bank & Trust Co.	5/3/23	SEK	7,983	USD	776	3	—
State Street Bank & Trust Co.	5/3/23	SGD	413	USD	309	—	—
State Street Bank & Trust Co.	5/4/23	ZAR	3,679	USD	201	—	—
State Street Bank & Trust Co.	6/21/23	USD	7,170	AUD	10,695	78	—
Bank of America, N.A.	6/21/23	USD	682	AUD	1,023	4	—
Royal Bank of Canada	6/21/23	USD	3,230	BRL	17,025	—	(149)
State Street Bank & Trust Co.	6/21/23	USD	13,129	CHF	12,172	—	(572)
State Street Bank & Trust Co.	6/21/23	USD	2,965	DKK	20,287	—	(44)
Toronto-Dominion Bank	6/21/23	USD	612	DKK	4,237	—	(16)
Standard Chartered Bank	6/21/23	USD	10,793	EUR	10,061	—	(327)
Toronto-Dominion Bank	6/21/23	USD	2,514	EUR	2,310	—	(39)
HSBC Bank plc	6/21/23	USD	6,816	GBP	5,679	—	(329)
JPMorgan Chase Bank, N.A.	6/21/23	USD	3,671	GBP	2,977	—	(75)
Goldman Sachs International	6/21/23	USD	3,363	HKD	26,298	6	—
Bank of America, N.A.	6/21/23	USD	26,015	JPY	3,406,106	814	—
Bank of Montreal	6/21/23	USD	1,540	JPY	206,237	14	—
81

Total World Stock Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	6/21/23	USD	7,097	KRW	9,229,922	179	—
BNP Paribas	6/21/23	USD	2,831	TWD	86,328	6	—
						1,181	(1,553)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
SEK—Swedish krona.
SGD—Singapore dollar.
TWD—Taiwanese dollar.
USD—U.S. dollar.
ZAR—South African rand.
82

Total World Stock Index Fund
Statement of Assets and Liabilities
As of April 30, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $28,824,110)	36,042,324
Affiliated Issuers (Cost $300,478)	300,538
Total Investments in Securities	36,342,862
Investment in Vanguard	1,267
Cash	6,071
Cash Collateral Pledged—Futures Contracts	7,997
Cash Collateral Pledged—Forward Currency Contracts	870
Foreign Currency, at Value (Cost $52,091)	50,649
Receivables for Investment Securities Sold	3,173
Receivables for Accrued Income	94,415
Receivables for Capital Shares Issued	10,373
Variation Margin Receivable—Futures Contracts	739
Unrealized Appreciation—Forward Currency Contracts	1,181
Total Assets	36,519,597
Liabilities
Payables for Investment Securities Purchased	75,248
Collateral for Securities on Loan	236,584
Payables for Capital Shares Redeemed	3,745
Payables to Vanguard	1,734
Unrealized Depreciation—Forward Currency Contracts	1,553
Deferred Foreign Capital Gains Taxes	12,892
Total Liabilities	331,756
Net Assets	36,187,841
1 Includes $220,294,000 of securities on loan.
At April 30, 2023, net assets consisted of:

Paid-in Capital	30,106,763
Total Distributable Earnings (Loss)	6,081,078
Net Assets	36,187,841

ETF Shares—Net Assets
Applicable to 286,847,202 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	26,756,382
Net Asset Value Per Share—ETF Shares	$93.28

Admiral Shares—Net Assets
Applicable to 164,626,822 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,440,154
Net Asset Value Per Share—Admiral Shares	$33.05

Institutional Shares—Net Assets
Applicable to 20,952,464 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,991,305
Net Asset Value Per Share—Institutional Shares	$190.49
See accompanying Notes, which are an integral part of the Financial Statements.
83

Total World Stock Index Fund
Statement of Operations

Six Months Ended April 30, 2023
($000)
Investment Income
Income
Dividends[1]	376,092
Interest[2]	3,266
Securities Lending—Net	4,072
Total Income	383,430
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,219
Management and Administrative— ETF Shares	6,449
Management and Administrative— Admiral Shares	2,039
Management and Administrative— Institutional Shares	1,264
Marketing and Distribution— ETF Shares	532
Marketing and Distribution— Admiral Shares	146
Marketing and Distribution— Institutional Shares	82
Custodian Fees	935
Shareholders’ Reports—ETF Shares	218
Shareholders’ Reports—Admiral Shares	43
Shareholders’ Reports—Institutional Shares	12
Trustees’ Fees and Expenses	7
Other Expenses	268
Total Expenses	13,214
Expenses Paid Indirectly	(16)
Net Expenses	13,198
Net Investment Income	370,232
Realized Net Gain (Loss)
Investment Securities Sold[2]	(282,071)
Futures Contracts	17,813
Forward Currency Contracts	(934)
Foreign Currencies	3,136
Realized Net Gain (Loss)	(262,056)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,3]	3,878,470
Futures Contracts	(1,409)
Forward Currency Contracts	(2,192)
Foreign Currencies	2,255
Change in Unrealized Appreciation (Depreciation)	3,877,124
Net Increase (Decrease) in Net Assets Resulting from Operations	3,985,300
1	Dividends are net of foreign withholding taxes of $21,576,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,041,000, $18,000, less than $1,000, and $26,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($2,068,000).
Statement of Changes in Net Assets

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	370,232	692,996
Realized Net Gain (Loss)	(262,056)	(320,684)
Change in Unrealized Appreciation (Depreciation)	3,877,124	(7,649,413)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,985,300	(7,277,101)
Distributions
ETF Shares	(260,950)	(510,869)
Admiral Shares	(51,885)	(103,244)
Institutional Shares	(43,716)	(82,931)
Total Distributions	(356,551)	(697,044)
Capital Share Transactions
ETF Shares	1,620,442	3,144,185
Admiral Shares	278,417	667,277
Institutional Shares	(579,784)	1,204,496
Net Increase (Decrease) from Capital Share Transactions	1,319,075	5,015,958
Total Increase (Decrease)	4,947,824	(2,958,187)
Net Assets
Beginning of Period	31,240,017	34,198,204
End of Period	36,187,841	31,240,017

See accompanying Notes, which are an integral part of the Financial Statements.
84

Total World Stock Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$83.80	$106.94	$78.87	$76.83	$69.96	$72.13
Investment Operations
Net Investment Income[1]	.964	2.010	1.838	1.556	1.801	1.732
Net Realized and Unrealized Gain (Loss) on Investments	9.439	(23.107)	27.954	2.078	6.825	(2.241)
Total from Investment Operations	10.403	(21.097)	29.792	3.634	8.626	(.509)
Distributions
Dividends from Net Investment Income	(.923)	(2.043)	(1.722)	(1.594)	(1.756)	(1.661)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.923)	(2.043)	(1.722)	(1.594)	(1.756)	(1.661)
Net Asset Value, End of Period	$93.28	$83.80	$106.94	$78.87	$76.83	$69.96
Total Return	12.51%	-19.91%	37.99%	4.87%	12.60%	-0.82%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$26,756	$22,483	$25,166	$14,070	$12,122	$11,372
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.07%[2]	0.07%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.16%	2.12%	1.84%	2.03%	2.48%	2.32%
Portfolio Turnover Rate[3]	3%	4%	6%	6%	7%	9%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	February 7, 2019[1] to October 31,	Year Ended October 31,
		2022	2021	2020	2019
Net Asset Value, Beginning of Period	$29.69	$37.89	$27.94	$27.22	$25.00
Investment Operations
Net Investment Income[2]	.337	.701	.644	.547	.488
Net Realized and Unrealized Gain (Loss) on Investments	3.346	(8.188)	9.908	.732	2.173
Total from Investment Operations	3.683	(7.487)	10.552	1.279	2.661
Distributions
Dividends from Net Investment Income	(.323)	(.713)	(.602)	(.559)	(.441)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.323)	(.713)	(.602)	(.559)	(.441)
Net Asset Value, End of Period	$33.05	$29.69	$37.89	$27.94	$27.22
Total Return[3]	12.49%	-19.93%	37.98%	4.83%	10.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,440	$4,624	$5,149	$2,842	$2,181
Ratio of Total Expenses to Average Net Assets	0.10%[4]	0.10%[4]	0.10%	0.10%	0.10%[5]
Ratio of Net Investment Income to Average Net Assets	2.13%	2.09%	1.82%	2.02%	2.53%[5]
Portfolio Turnover Rate[6]	3%	4%	6%	6%	7%[7]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
5	Annualized.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
7	Reflects the fund’s portfolio turnover for the fiscal year ended October 31, 2019.

See accompanying Notes, which are an integral part of the Financial Statements.
85

Total World Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$171.14	$218.40	$161.08	$156.89	$142.87	$147.32
Investment Operations
Net Investment Income[1]	1.953	4.097	3.694	3.176	3.702	3.531
Net Realized and Unrealized Gain (Loss) on Investments	19.273	(47.209)	57.129	4.265	13.907	(4.578)
Total from Investment Operations	21.226	(43.112)	60.823	7.441	17.609	(1.047)
Distributions
Dividends from Net Investment Income	(1.876)	(4.148)	(3.503)	(3.251)	(3.589)	(3.403)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.876)	(4.148)	(3.503)	(3.251)	(3.589)	(3.403)
Net Asset Value, End of Period	$190.49	$171.14	$218.40	$161.08	$156.89	$142.87
Total Return	12.49%	-19.91%	37.97%	4.87%	12.57%	-0.82%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,991	$4,134	$3,883	$3,107	$2,924	$2,570
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.08%[2]	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.13%	2.14%	1.83%	2.03%	2.49%	2.33%
Portfolio Turnover Rate[3]	3%	4%	6%	6%	7%	9%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
86

Total World Stock Index Fund
Notes to Financial Statements
Vanguard Total World Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the
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Total World Stock Index Fund
contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2023, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the
88

Total World Stock Index Fund
committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund's understanding of the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2023, the fund had contributed to Vanguard capital in the amount of $1,267,000, representing less than 0.01% of the fund’s net assets and 0.51% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2023, custodian fee offset arrangements reduced the fund’s expenses by $16,000 (an annual rate of less than 0.01% of average net assets).
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Total World Stock Index Fund
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	22,671,875	21,277	441	22,693,593
Common Stocks—Other	124,239	13,221,503	2,989	13,348,731
Temporary Cash Investments	300,538	—	—	300,538
Total	23,096,652	13,242,780	3,430	36,342,862
Derivative Financial Instruments
Assets
Futures Contracts[1]	4,693	—	—	4,693
Forward Currency Contracts	—	1,181	—	1,181
Total	4,693	1,181	—	5,874
Liabilities
Futures Contracts[1]	71	—	—	71
Forward Currency Contracts	—	1,553	—	1,553
Total	71	1,553	—	1,624
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At April 30, 2023, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	4,693	—	4,693
Unrealized Appreciation—Forward Currency Contracts	—	1,181	1,181
Total Assets	4,693	1,181	5,874

Unrealized Depreciation—Futures Contracts[1]	71	—	71
Unrealized Depreciation—Forward Currency Contracts	—	1,553	1,553
Total Liabilities	71	1,553	1,624
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
90

Total World Stock Index Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2023, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	17,813	—	17,813
Forward Currency Contracts	—	(934)	(934)
Realized Net Gain (Loss) on Derivatives	17,813	(934)	16,879
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(1,409)	—	(1,409)
Forward Currency Contracts	—	(2,192)	(2,192)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(1,409)	(2,192)	(3,601)
F.	As of April 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	29,274,203
Gross Unrealized Appreciation	9,648,227
Gross Unrealized Depreciation	(2,575,318)
Net Unrealized Appreciation (Depreciation)	7,072,909
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2022, the fund had available capital losses totaling $874,200,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended April 30, 2023, the fund purchased $2,292,076,000 of investment securities and sold $913,439,000 of investment securities, other than temporary cash investments. Purchases and sales include $979,176,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2023, such purchases were $13,221,000 and sales were $6,612,000, resulting in net realized loss of $4,901,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,620,442	18,567	3,144,185	32,958
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—ETF Shares	1,620,442	18,567	3,144,185	32,958
Admiral Shares
Issued	782,094	24,789	1,814,979	54,095
Issued in Lieu of Cash Distributions	44,985	1,467	89,130	2,717
Redeemed	(548,662)	(17,365)	(1,236,832)	(36,993)
Net Increase (Decrease)—Admiral Shares	278,417	8,891	667,277	19,819
91

Total World Stock Index Fund
	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	580,240	3,127	1,930,045	10,024
Issued in Lieu of Cash Distributions	41,376	234	78,321	418
Redeemed	(1,201,400)	(6,562)	(803,870)	(4,068)
Net Increase (Decrease)—Institutional Shares	(579,784)	(3,201)	1,204,496	6,374
I.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to April 30, 2023, that would require recognition or disclosure in these financial statements.
92

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Total World Stock Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
93

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard International Equity Index Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Total World Stock Index Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
94

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q6282 062023

Semiannual Report   |   April 30, 2023
Vanguard FTSE International Index Funds
Vanguard FTSE All-World ex-US Index Fund
Vanguard FTSE All-World ex-US Small-Cap Index Fund

Contents
About Your Fund’s Expenses	1
FTSE All-World ex-US Index Fund	3
FTSE All-World ex-US Small-Cap Index Fund	51
Trustees Approve Advisory Arrangements	98
Liquidity Risk Management	99

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2023
	Beginning Account Value 10/31/2022	Ending Account Value 4/30/2023	Expenses Paid During Period
Based on Actual Fund Return
FTSE All-World ex-US Index Fund
ETF Shares	$1,000.00	$1,207.30	$0.38
Admiral™ Shares	1,000.00	1,207.00	0.60
Institutional Shares	1,000.00	1,207.10	0.44
Institutional Plus Shares	1,000.00	1,207.30	0.33
FTSE All-World ex-US Small-Cap Index Fund
ETF Shares	$1,000.00	$1,172.70	$0.38
Admiral Shares	1,000.00	1,172.30	0.86
Institutional Shares	1,000.00	1,172.40	0.59
Based on Hypothetical 5% Yearly Return
FTSE All-World ex-US Index Fund
ETF Shares	$1,000.00	$1,024.45	$0.35
Admiral Shares	1,000.00	1,024.25	0.55
Institutional Shares	1,000.00	1,024.40	0.40
Institutional Plus Shares	1,000.00	1,024.50	0.30
FTSE All-World ex-US Small-Cap Index Fund
ETF Shares	$1,000.00	$1,024.45	$0.35
Admiral Shares	1,000.00	1,024.00	0.80
Institutional Shares	1,000.00	1,024.25	0.55
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the FTSE All-World ex-US Index Fund, 0.07% for ETF Shares, 0.11% for Admiral Shares, 0.08% for Institutional Shares, and 0.06% for Institutional Plus Shares; and for the FTSE All-World ex-US Small-Cap Index Fund, 0.07% for ETF Shares, 0.16% for Admiral Shares and 0.11% for Institutional Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

FTSE All-World ex-US Index Fund
Fund Allocation
As of April 30, 2023
Japan	15.2%
United Kingdom	10.3
China	8.5
France	7.6
Canada	6.3
Switzerland	6.3
Germany	5.5
Australia	5.2
India	4.1
Taiwan	4.0
South Korea	3.2
Netherlands	2.8
Sweden	2.1
Hong Kong	1.9
Denmark	1.9
Italy	1.7
Spain	1.6
Brazil	1.4
Saudi Arabia	1.2
Other	9.2
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

FTSE All-World ex-US Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.2%)
Australia (5.1%)
	BHP Group Ltd.	10,156,750	301,427
	Commonwealth Bank of Australia	3,410,427	225,689
	CSL Ltd.	970,906	193,829
	National Australia Bank Ltd.	6,345,684	122,162
	Westpac Banking Corp.	7,031,856	105,261
	ANZ Group Holdings Ltd.	6,038,276	98,051
	Woodside Energy Group Ltd.	3,814,096	86,543
	Macquarie Group Ltd.	700,987	85,515
	Wesfarmers Ltd.	2,286,310	79,091
	Woolworths Group Ltd.	2,451,646	63,245
	Transurban Group	6,192,634	61,761
	Rio Tinto Ltd.	750,691	56,305
	Goodman Group	3,696,655	47,656
	Fortescue Metals Group Ltd.	3,209,339	44,904
	Newcrest Mining Ltd. (XASX)	1,800,687	34,384
	Aristocrat Leisure Ltd.	1,329,836	33,639
	Amcor plc GDR	3,000,040	32,800
	Coles Group Ltd.	2,563,616	30,969
	QBE Insurance Group Ltd.	2,984,927	30,523
	Santos Ltd.	6,075,161	28,779
	Brambles Ltd.	2,791,701	26,445
	South32 Ltd.	9,251,327	26,151
	Telstra Group Ltd.	8,240,083	23,906
	Anglogold Ltd.	843,424	22,542
	Sonic Healthcare Ltd.	921,719	21,728
	Suncorp Group Ltd.	2,549,731	21,229
	Cochlear Ltd.	129,075	21,164
	Northern Star Resources Ltd.	2,262,306	20,179
	Scentre Group	10,480,721	20,114
	James Hardie Industries plc GDR	891,552	19,895
	Origin Energy Ltd.	3,471,853	19,250
	ASX Ltd.	391,276	17,807
	Mineral Resources Ltd.	335,641	16,557
	Insurance Australia Group Ltd.	4,976,735	16,488
	APA Group	2,370,873	16,187
	Computershare Ltd. (XASX)	1,082,802	16,118
	Pilbara Minerals Ltd.	5,598,536	15,935
*	Xero Ltd.	254,361	15,879
	Ramsay Health Care Ltd.	354,229	15,232
	Lottery Corp. Ltd.	4,482,177	15,029
	WiseTech Global Ltd.	318,895	14,607
	Stockland	4,816,837	14,279
	Treasury Wine Estates Ltd.	1,456,260	13,489
		Shares	Market Value• ($000)
	Medibank Pvt Ltd.	5,578,895	13,203
	Mirvac Group	7,976,960	12,806
	Atlas Arteria Ltd.	2,941,004	12,787
	BlueScope Steel Ltd.	938,219	12,471
	Endeavour Group Ltd.	2,752,227	12,405
	IGO Ltd.	1,250,960	11,520
	SEEK Ltd.	705,412	11,510
	carsales.com Ltd.	721,102	11,435
	GPT Group	3,881,169	11,413
	Dexus	2,174,323	11,270
	Washington H Soul Pattinson & Co. Ltd.	537,045	11,242
	Vicinity Ltd.	7,626,386	10,661
	Orica Ltd.	906,741	9,787
*	Allkem Ltd.	1,173,854	9,640
	Ampol Ltd.	481,334	9,604
	REA Group Ltd.	101,085	9,507
	ALS Ltd.	984,192	8,590
	Incitec Pivot Ltd.	3,920,752	8,354
	Evolution Mining Ltd.	3,466,613	8,174
	Aurizon Holdings Ltd.	3,576,272	8,131
	Steadfast Group Ltd.	2,024,904	7,983
*	Lynas Rare Earths Ltd.	1,810,930	7,778
	Worley Ltd.	757,973	7,616
	Cleanaway Waste Management Ltd.	4,466,470	7,193
*	Qantas Airways Ltd.	1,627,855	7,179
	Whitehaven Coal Ltd.	1,496,082	7,179
	Charter Hall Group	955,318	7,107
*	NEXTDC Ltd.	916,412	7,032
	IDP Education Ltd.	369,870	6,949
	Lendlease Corp. Ltd.	1,391,752	6,912
	Qube Holdings Ltd.	3,363,199	6,880
	AGL Energy Ltd.	1,212,652	6,676
	Bendigo & Adelaide Bank Ltd.	1,148,082	6,610
	JB Hi-Fi Ltd.	220,248	6,518
	Iluka Resources Ltd.	843,543	6,198
	Altium Ltd.	237,962	6,066
	Challenger Ltd.	1,353,651	5,447
	Reece Ltd.	434,461	5,292
	Alumina Ltd.	5,110,413	5,187
[1]	Bank of Queensland Ltd.	1,317,703	5,088
	Metcash Ltd.	1,950,812	5,056
	AMP Ltd.	6,149,036	4,649
	Ansell Ltd.	257,568	4,583
	Seven Group Holdings Ltd.	287,995	4,549
	Domino's Pizza Enterprises Ltd.	124,985	4,207
*	Flight Centre Travel Group Ltd.	303,985	3,992
	Orora Ltd.	1,736,551	3,969
	Region RE Ltd.	2,278,085	3,728
	Perpetual Ltd.	227,735	3,722
	Beach Energy Ltd.	3,615,160	3,558
	Pro Medicus Ltd.	84,316	3,461
	Sims Ltd.	330,297	3,461
		Shares	Market Value• ($000)
	CSR Ltd.	973,780	3,409
	Downer EDI Ltd.	1,367,238	3,235
	Tabcorp Holdings Ltd.	4,528,357	3,159
	Nufarm Ltd.	773,641	2,877
[1]	Harvey Norman Holdings Ltd.	1,182,893	2,841
	TPG Telecom Ltd.	736,846	2,630
	Deterra Royalties Ltd.	844,260	2,589
	Insignia Financial Ltd.	1,289,573	2,560
*	Star Entertainment Group Ltd.	2,754,987	2,335
*	Boral Ltd.	657,906	1,806
	New Hope Corp. Ltd.	469,453	1,659
[1]	Magellan Financial Group Ltd.	275,389	1,492
	Platinum Asset Management Ltd.	1,024,622	1,197
[1]	Yancoal Australia Ltd.	321,867	1,190
	Domain Holdings Australia Ltd.	494,305	1,102
	Adbri Ltd.	914,595	966
			2,624,125
Austria (0.1%)
	Erste Group Bank AG	661,107	24,037
	OMV AG	286,438	13,555
	Verbund AG	133,348	11,876
	ANDRITZ AG	140,034	9,095
	voestalpine AG	231,387	8,023
*	Raiffeisen Bank International AG	260,252	3,998
*	Telekom Austria AG Class A	262,957	2,053
			72,637
Belgium (0.7%)
	Anheuser-Busch InBev SA	1,744,621	113,434
*	Argenx SE	111,089	42,853
	KBC Group NV	555,211	39,691
	UCB SA	243,824	22,665
	Groupe Bruxelles Lambert NV	200,642	18,008
	Solvay SA	141,321	16,961
	Ageas SA	371,337	16,545
	Umicore SA	417,748	13,713
	Elia Group SA	76,007	10,422
	Warehouses De Pauw CVA	308,730	9,232
	D'ieteren Group	46,791	8,810
	Ackermans & van Haaren NV	45,466	7,997
	Sofina SA	30,996	7,117
	Lotus Bakeries NV Class B	796	5,496
	Proximus SADP	277,536	2,366
			335,310
Brazil (1.4%)
	Vale SA	5,909,995	85,786
	Itau Unibanco Holding SA ADR	5,760,559	29,667

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Petroleo Brasileiro SA ADR	3,036,130	28,813
	B3 SA - Brasil Bolsa Balcao	12,253,015	28,693
	Petroleo Brasileiro SA Preference Shares	5,957,512	28,308
	Vale SA Class B ADR	1,939,671	27,951
	Petroleo Brasileiro SA	4,686,871	25,061
	Weg SA	2,989,788	24,648
	Itau Unibanco Holding SA Preference Shares	3,905,882	20,298
	Localiza Rent a Car SA (BVMF)	1,595,187	18,553
	Itausa SA Preference Shares	10,588,211	18,426
[1]	Banco Bradesco SA ADR	6,502,278	18,206
	Centrais Eletricas Brasileiras SA	2,648,525	17,974
	Banco Do Brasil SA	1,731,085	14,875
	Ambev SA	5,233,837	14,858
	Banco Bradesco SA Preference Shares	4,537,274	12,599
	Raia Drogasil SA	2,166,200	11,413
	Suzano SA	1,416,288	11,301
	Banco BTG Pactual SA.	2,341,852	10,996
	Petroleo Brasileiro SA ADR (XNYS)	1,030,857	10,948
	Equatorial Energia SA	1,898,219	10,405
	Rumo SA	2,558,105	10,104
	JBS SA	2,722,970	9,772
	Ambev SA ADR	3,467,074	9,708
*	Petro Rio SA	1,363,500	9,499
	BB Seguridade Participacoes SA	1,367,460	9,406
	Cosan SA	2,428,108	7,292
[2]	Rede D'Or Sao Luiz SA	1,574,760	7,221
*	Cia de Saneamento Basico do Estado de Sao Paulo	690,085	6,382
	Lojas Renner SA	1,953,526	6,204
	CCR SA	2,267,951	6,170
	Hypera SA	815,694	6,092
	Vibra Energia SA	2,277,753	6,028
	Banco Bradesco SA	2,415,802	6,015
	Gerdau SA Preference Shares	1,175,979	5,937
	Klabin SA	1,520,480	5,832
*	Embraer SA	1,489,952	5,801
*	Eneva SA	2,485,888	5,657
	Telefonica Brasil SA	660,155	5,442
	Ultrapar Participacoes SA	1,711,392	4,955
	Gerdau SA ADR	970,048	4,841
	Energisa SA	565,324	4,738
	Totvs SA	901,491	4,638
	Sendas Distribuidora SA	1,870,610	4,609
*,2	Hapvida Participacoes e Investimentos SA	7,985,547	4,419
	Cia Energetica de Minas Gerais Preference Shares	1,778,313	4,403
*	Natura & Co. Holding SA	1,943,423	4,309
	TIM SA	1,501,430	4,214
	Centrais Eletricas Brasileiras SA Preference Shares	567,966	4,146
		Shares	Market Value• ($000)
*	Magazine Luiza SA	6,105,715	4,089
	Banco Santander Brasil SA	752,953	4,056
	Itau Unibanco Holding SA	823,223	3,646
	Transmissora Alianca de Energia Eletrica SA	447,356	3,271
	Metalurgica Gerdau SA Preference Shares	1,359,000	3,177
	Multiplan Empreendimentos Imobiliarios SA	580,917	3,016
	Engie Brasil Energia SA	359,110	2,968
	Cia Energetica de Minas Gerais	654,439	2,650
	CPFL Energia SA	390,200	2,593
	Cielo SA	2,361,176	2,585
	Bradespar SA Preference Shares	530,490	2,521
	EDP - Energias do Brasil SA	529,557	2,389
	Auren Energia SA	752,884	2,382
	Atacadao SA	1,100,912	2,373
	Cia Paranaense de Energia Preference Shares	1,457,400	2,343
[2]	GPS Participacoes e Empreendimentos SA	856,700	2,162
	Cia Paranaense de Energia ADR	273,148	2,114
	Sao Martinho SA	333,000	2,096
*	BRF SA	1,640,394	2,085
	Cia Energetica de Minas Gerais ADR	817,644	1,979
	Cia Siderurgica Nacional SA	691,751	1,971
	Porto Seguro SA	386,924	1,949
	Telefonica Brasil SA ADR	232,429	1,899
	Caixa Seguridade Participacoes SA	944,600	1,792
	SLC Agricola SA	204,700	1,785
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista. Preference Shares	384,096	1,775
[1]	Cia Siderurgica Nacional SA ADR	562,004	1,602
	GRUPO DE MODA SOMA SA	918,700	1,547
	Petroreconcavo SA	379,600	1,498
	M Dias Branco SA	260,186	1,492
	Neoenergia SA	473,200	1,466
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	561,572	1,376
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	947,100	1,367
[1]	Sendas Distribuidora SA ADR	107,761	1,322
	Unipar Carbocloro SA Preference Shares	99,089	1,296
*	Braskem SA Preference Shares	256,500	1,018
	CSN Mineracao SA	1,092,500	1,016
*	Grupo Mateus SA	809,900	895
		Shares	Market Value• ($000)
	Marfrig Global Foods SA	640,700	836
	Dexco SA	673,002	795
*	Smartfit Escola de Ginastica e Danca SA	252,600	772
	Cia Paranaense de Energia	527,080	751
*	Alpargatas SA Preference Shares	460,200	684
*,1	Braskem SA ADR	68,298	537
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	112,800	510
	Usinas Siderurgicas de Minas Gerais SA Usiminas	350,700	496
[1]	TIM SA ADR	31,251	435
	Diagnosticos da America SA	168,790	286
	Bradespar SA	33,240	152
*	Localiza Rent a Car SA Rights Exp. 5/11/23	7,137	25
			731,453
Canada (6.3%)
[1]	Royal Bank of Canada	2,832,199	281,182
	Toronto-Dominion Bank	3,672,195	222,443
	Enbridge Inc.	4,053,612	161,175
	Canadian Pacific Kansas City Ltd.	1,874,642	147,774
	Canadian National Railway Co.	1,198,574	142,872
	Canadian Natural Resources Ltd.	2,191,736	133,557
[1]	Bank of Montreal	1,336,129	120,442
	Bank of Nova Scotia	2,406,027	120,102
*	Shopify Inc. Class A	2,269,595	109,958
	Brookfield Corp. Class A	2,695,719	87,466
	Suncor Energy Inc.	2,724,700	85,310
	TC Energy Corp.	2,036,360	84,635
	Alimentation Couche-Tard Inc.	1,540,423	76,882
	Constellation Software Inc.	38,537	75,428
	Canadian Imperial Bank of Commerce	1,781,774	74,698
	Manulife Financial Corp.	3,765,816	74,352
	Nutrien Ltd.	1,050,969	72,909
	Waste Connections Inc.	517,738	72,018
	Franco-Nevada Corp.	384,787	58,386
	Sun Life Financial Inc.	1,183,394	58,050
	Agnico Eagle Mines Ltd.	991,970	56,274
	Intact Financial Corp.	354,950	53,691
	National Bank of Canada	677,736	50,538
	Barrick Gold Corp.	2,515,626	47,830
	Cenovus Energy Inc.	2,799,302	46,984
	Wheaton Precious Metals Corp.	912,018	45,000
	Thomson Reuters Corp.	328,630	43,214
*	CGI Inc.	425,701	43,206
	Restaurant Brands International Inc.	608,475	42,656

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
[1]	Fortis Inc. (XTSE)	962,482	42,262
*	Teck Resources Ltd. Class B	899,607	41,904
	Pembina Pipeline Corp.	1,107,511	36,458
	Dollarama Inc.	548,869	33,997
	Fairfax Financial Holdings Ltd.	42,548	29,734
	BCE Inc.	614,145	29,518
	Loblaw Cos. Ltd.	310,028	29,160
	Power Corp. of Canada	1,082,784	29,003
	Magna International Inc.	537,052	28,001
	Metro Inc.	475,212	27,085
	Tourmaline Oil Corp.	576,818	25,915
	TELUS Corp.	958,980	20,328
	Barrick Gold Corp. (XLON)	1,025,962	19,658
[2]	Hydro One Ltd.	637,860	18,681
	George Weston Ltd.	138,482	18,594
	Brookfield Asset Management Ltd. Class A	545,698	18,294
	Imperial Oil Ltd.	357,573	18,226
	Great-West Lifeco Inc.	546,499	15,538
[1]	Canadian Tire Corp. Ltd. Class A	107,170	14,049
	Saputo Inc.	485,766	12,578
[1]	Canadian Utilities Ltd. Class A	249,008	7,199
[1]	IGM Financial Inc.	161,405	4,953
	Enbridge Inc. (XTSE)	30,400	1,209
*	Shopify Inc. Class A (XTSE)	23,840	1,155
			3,212,531
Chile (0.2%)
	Sociedad Quimica y Minera de Chile SA Class B	151,337	10,245
	Banco De Chile	89,381,353	9,517
[1]	Sociedad Quimica y Minera de Chile SA ADR	120,415	8,126
	Empresas COPEC SA	973,482	6,774
*	Cencosud SA	2,696,851	5,496
	Enel Americas SA	38,558,799	5,254
[1]	Banco Santander Chile ADR	231,726	4,438
	Empresas CMPC SA	2,443,501	3,829
	Cia Sud Americana de Vapores SA	34,843,784	3,561
	Falabella SA	1,612,968	3,459
	Banco de Credito e Inversiones SA	110,948	3,347
	Quinenco SA	537,243	2,206
	Cia Cervecerias Unidas SA	268,292	2,190
	Colbun SA	14,394,990	2,015
	Enel Chile SA	34,176,284	1,947
	Embotelladora Andina SA Preference Shares	736,510	1,845
	Cencosud Shopping SA	967,439	1,541
	Banco Santander Chile SA	29,997,292	1,434
	Banco Itau Chile SA	629,077,878	1,418
	CAP SA	145,603	1,019
	Enel Chile SA ADR	354,630	996
		Shares	Market Value• ($000)
	Plaza SA	661,427	851
			81,508
China (8.4%)
	Tencent Holdings Ltd.	12,115,704	538,133
*	Alibaba Group Holding Ltd.	29,657,540	313,588
*,2	Meituan Class B	9,502,578	162,403
	China Construction Bank Corp. Class H	182,126,517	121,756
	Ping An Insurance Group Co. of China Ltd. Class H	12,313,362	89,832
	Industrial & Commercial Bank of China Ltd. Class H	162,432,655	87,389
	JD.com Inc. Class A	4,775,963	85,241
*	Baidu Inc. Class A	4,528,762	68,167
	NetEase Inc.	3,703,582	65,933
*	PDD Holdings Inc.	881,931	60,104
	Bank of China Ltd. Class H	148,298,284	59,224
	BYD Co. Ltd. Class H	1,841,155	55,835
	Yum China Holdings Inc.	852,543	52,174
	Kweichow Moutai Co. Ltd. Class A	177,212	45,111
*,2	Wuxi Biologics Cayman Inc.	7,153,612	42,656
*,2	Xiaomi Corp. Class B	29,626,168	42,052
	China Merchants Bank Co. Ltd. Class H	7,871,841	37,998
*	Trip.com Group Ltd. ADR	1,069,183	37,967
	China Petroleum and Chemical Corp. (Sinopec) Class H	51,196,731	33,555
	Li Ning Co. Ltd.	4,579,802	32,753
	ANTA Sports Products Ltd.	2,525,473	31,382
	PetroChina Co. Ltd. Class H	42,294,969	29,380
	China Life Insurance Co. Ltd. Class H	15,015,183	28,846
*,2	Kuaishou Technology	3,954,600	26,180
	China Resources Land Ltd.	5,547,316	25,832
*	China Mengniu Dairy Co. Ltd.	6,206,504	25,053
	China Resources Beer Holdings Co. Ltd.	3,167,630	24,469
	China Shenhua Energy Co. Ltd. Class H	7,319,860	24,313
*	BeiGene Ltd.	1,238,000	24,294
*	Li Auto Inc. ADR	1,028,646	24,173
	ZTO Express Cayman Inc.	874,491	24,077
	Agricultural Bank of China Ltd. Class H	60,147,835	23,255
	ENN Energy Holdings Ltd.	1,531,818	21,004
	Contemporary Amperex Technology Co. Ltd. Class A	622,074	20,816
*	KE Holdings Inc. ADR	1,293,779	20,299
*	H World Group Ltd. ADR	426,179	19,988
	China Overseas Land & Investment Ltd.	7,714,629	19,565
		Shares	Market Value• ($000)
[2]	Nongfu Spring Co. Ltd. Class H	3,518,200	19,089
*,1	NIO Inc. ADR	2,415,381	19,009
	Zijin Mining Group Co. Ltd. Class H	10,928,882	18,503
	CSPC Pharmaceutical Group Ltd.	16,826,869	17,135
	China Pacific Insurance Group Co. Ltd. Class H	5,609,625	16,756
	PICC Property & Casualty Co. Ltd. Class H	13,582,470	16,427
*,2	JD Health International Inc.	2,091,523	15,093
	Haier Smart Home Co. Ltd. Class H	4,551,101	14,835
	Shenzhou International Group Holdings Ltd.	1,521,349	14,613
	Ping An Insurance Group Co. of China Ltd. Class A	1,871,038	14,030
	Sunny Optical Technology Group Co. Ltd.	1,311,818	13,862
	Geely Automobile Holdings Ltd.	10,900,097	13,532
	Wuliangye Yibin Co. Ltd. Class A	551,908	13,484
*,2	Innovent Biologics Inc.	2,794,347	13,435
	Yanzhou Coal Mining Co. Ltd. Class H	3,836,861	13,163
	China Merchants Bank Co. Ltd. Class A	2,685,669	13,071
	Tsingtao Brewery Co. Ltd. Class H	1,219,057	13,051
[2]	Postal Savings Bank of China Co. Ltd. Class H	19,501,351	12,715
	BYD Co. Ltd. Class A	338,817	12,555
	Citic Pacific Ltd.	9,861,697	12,379
*	New Oriental Education & Technology Group Inc.	2,722,150	12,363
*	Vipshop Holdings Ltd. ADR	770,613	12,099
[2]	China Tower Corp. Ltd. Class H	94,087,053	12,008
	China CITIC Bank Corp. Ltd. Class H	20,361,749	11,015
	Sino Biopharmaceutical Ltd.	19,648,718	10,907
	Bank of Communications Ltd. Class H	16,773,099	10,834
*	GCL-Poly Energy Holdings Ltd.	41,905,000	10,522
[2]	Longfor Group Holdings Ltd.	3,835,835	10,497
*,1,2	SenseTime Group Inc. Class B	31,049,000	10,368
	China Yangtze Power Co. Ltd. Class A	3,270,079	10,338
	CITIC Securities Co. Ltd. Class H	4,853,765	10,220
*,1	XPeng Inc. Class A	2,111,916	10,084
*	Bilibili Inc. Class Z	476,343	9,690
	Xinyi Solar Holdings Ltd.	8,624,220	9,272

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	Tencent Music Entertainment Group ADR	1,245,067	9,226
	Sinopharm Group Co. Ltd. Class H	2,556,506	9,056
	Anhui Conch Cement Co. Ltd. Class H	2,638,937	8,332
	China Resources Power Holdings Co. Ltd.	3,797,843	8,269
*	Full Truck Alliance Co. Ltd. ADR	1,270,905	8,134
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	4,697,146	8,015
*	Kingdee International Software Group Co. Ltd.	5,156,303	7,929
*	COSCO SHIPPING Holdings Co. Ltd. Class H	6,703,490	7,786
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	171,965	7,756
	China Vanke Co. Ltd. Class H	4,912,539	7,680
	Kingsoft Corp. Ltd.	1,742,323	7,659
	China Gas Holdings Ltd.	5,890,592	7,578
	Industrial Bank Co. Ltd. Class A	2,994,400	7,459
*,2	Haidilao International Holding Ltd.	3,034,237	7,418
	Agricultural Bank of China Ltd. Class A	14,846,800	7,333
	WuXi AppTec Co. Ltd. Class A	732,221	7,161
	China Longyuan Power Group Corp. Ltd. Class H	6,765,086	7,100
	China Railway Group Ltd. Class H	9,119,299	7,011
*	Alibaba Health Information Technology Ltd.	9,602,719	6,922
	China National Building Material Co. Ltd. Class H	9,213,670	6,913
	Kunlun Energy Co. Ltd.	7,433,356	6,891
	Luzhou Laojiao Co. Ltd. Class A	209,500	6,846
[1]	Country Garden Holdings Co. Ltd.	26,067,793	6,715
	People's Insurance Co. Group of China Ltd. Class H	17,032,882	6,699
	Tingyi Cayman Islands Holding Corp.	3,822,367	6,680
	Country Garden Services Holdings Co. Ltd.	4,163,727	6,544
*,1	Zai Lab Ltd.	1,866,310	6,534
	China Tourism Group Duty Free Corp. Ltd. Class A	279,962	6,532
	Zijin Mining Group Co. Ltd. Class A	3,483,774	6,480
	Jiangsu Hengrui Medicine Co. Ltd. Class A	916,318	6,446
		Shares	Market Value• ($000)
[2]	China International Capital Corp. Ltd. Class H	3,066,827	6,444
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	175,760	6,315
[2]	CGN Power Co. Ltd. Class H	23,584,536	6,228
	Hengan International Group Co. Ltd.	1,391,793	6,216
[2]	China Resources Mixc Lifestyle Services Ltd.	1,167,600	6,190
[1]	Great Wall Motor Co. Ltd. Class H	5,069,692	6,152
	New China Life Insurance Co. Ltd. Class H	2,103,189	6,023
*	Wanhua Chemical Group Co. Ltd. Class A	449,900	5,998
	Weichai Power Co. Ltd. Class H	4,032,334	5,960
*	Foshan Haitian Flavouring & Food Co. Ltd. Class A	580,921	5,933
	Industrial & Commercial Bank of China Ltd. Class A	8,621,508	5,879
*	Huaneng Power International Inc. Class H	9,340,226	5,821
	SF Holding Co. Ltd. Class A	709,495	5,788
	China State Construction Engineering Corp. Ltd. Class A	6,014,629	5,713
	Zhongsheng Group Holdings Ltd.	1,333,104	5,694
	China Resources Gas Group Ltd.	1,800,989	5,685
	Guangdong Investment Ltd.	5,850,664	5,593
	LONGi Green Energy Technology Co. Ltd. Class A	1,086,060	5,486
*,2	Akeso Inc.	996,000	5,470
[2]	China Feihe Ltd.	8,059,745	5,443
	CRRC Corp. Ltd. Class H	8,410,000	5,442
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	1,336,365	5,437
*	iQIYI Inc. ADR	874,666	5,335
	East Money Information Co. Ltd. Class A	2,278,414	5,310
	Muyuan Foods Co. Ltd. Class A	767,637	5,308
	China Construction Bank Corp. Class A	5,771,800	5,260
*,2	JD Logistics Inc.	3,357,917	5,247
	Bank of China Ltd. Class A	9,872,403	5,234
*	TAL Education Group ADR	885,190	5,187
*	Daqo New Energy Corp. ADR	112,967	5,187
	China Minsheng Banking Corp. Ltd. Class H	14,100,169	5,180
*	Genscript Biotech Corp.	1,957,596	5,175
		Shares	Market Value• ($000)
	ZTE Corp. Class H	1,602,712	5,162
*,1,2	Hygeia Healthcare Holdings Co. Ltd.	695,867	5,128
	Aluminum Corp. of China Ltd. Class H	8,509,642	5,055
*	Tongcheng-Elong Holdings Ltd.	2,358,518	5,017
*	Kanzhun Ltd.	271,253	5,015
	Ping An Bank Co. Ltd. Class A	2,742,700	4,980
	China Molybdenum Co. Ltd. Class H	7,992,984	4,900
	Yangzijiang Shipbuilding Holdings Ltd.	5,189,196	4,839
	Haitong Securities Co. Ltd. Class H	7,256,010	4,819
	China Conch Venture Holdings Ltd.	3,012,415	4,806
	BYD Electronic International Co. Ltd.	1,582,591	4,800
*,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	1,536,996	4,785
[2]	Huatai Securities Co. Ltd. Class H	3,651,785	4,717
[2]	Yadea Group Holdings Ltd.	2,010,000	4,699
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	217,000	4,692
	Shanghai Pudong Development Bank Co. Ltd. Class A	4,259,862	4,678
	CITIC Securities Co. Ltd. Class A	1,520,594	4,628
	Anhui Gujing Distillery Co. Ltd. Class B	259,439	4,601
	Kingboard Holdings Ltd.	1,472,813	4,511
	China State Construction International Holdings Ltd.	3,625,767	4,508
	C&D International Investment Group Ltd.	1,457,759	4,489
	China Merchants Port Holdings Co. Ltd.	3,008,229	4,464
	China Hongqiao Group Ltd.	4,514,067	4,446
	Zhuzhou CRRC Times Electric Co. Ltd.	1,097,825	4,431
	Beijing Enterprises Holdings Ltd.	1,041,088	4,321
	Shandong Gold Mining Co. Ltd. Class A	1,160,763	4,314
	Aier Eye Hospital Group Co. Ltd. Class A	1,011,795	4,307
[1,2]	Smoore International Holdings Ltd.	3,632,350	4,246
	Beijing Kingsoft Office Software Inc. Class A	65,964	4,203
	Shanghai Baosight Software Co. Ltd. Class B	1,223,858	4,191
	Minth Group Ltd.	1,443,714	4,180
*	Microport Scientific Corp.	1,854,774	4,116

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	China Galaxy Securities Co. Ltd. Class H	7,574,617	4,114
	China Medical System Holdings Ltd.	2,469,850	4,100
	Foxconn Industrial Internet Co. Ltd. Class A	1,759,700	4,099
	China Coal Energy Co. Ltd. Class H	4,763,041	4,092
	Qifu Technology Inc.	230,764	4,071
	China Oilfield Services Ltd. Class H	3,450,706	4,059
	Ganfeng Lithium Co. Ltd. Class A	425,600	4,005
	Jiangxi Copper Co. Ltd. Class H	2,195,392	3,905
	Shaanxi Coal Industry Co. Ltd. Class A	1,378,000	3,900
	China Petroleum & Chemical Corp. Class A	4,007,000	3,889
	Guangzhou Automobile Group Co. Ltd. Class H	6,230,058	3,888
*	Air China Ltd. Class H	4,374,019	3,872
	Luxshare Precision Industry Co. Ltd. Class A	1,023,139	3,870
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	904,200	3,861
	China Power International Development Ltd.	10,121,326	3,842
	PetroChina Co. Ltd. Class A	3,352,095	3,830
*,2	China Literature Ltd.	825,229	3,813
[2]	Guotai Junan Securities Co. Ltd. Class H	2,912,331	3,753
	Tongwei Co. Ltd. Class A	648,500	3,739
	TravelSky Technology Ltd. Class H	1,862,759	3,718
[1]	Yuexiu Property Co. Ltd.	2,552,965	3,693
	Bank of Ningbo Co. Ltd. Class A	930,970	3,686
	GF Securities Co. Ltd. Class H	2,560,797	3,677
*	Gds Holdings Ltd. Class A	1,887,527	3,655
*	RLX Technology Inc. ADR	1,476,178	3,631
[2]	Hansoh Pharmaceutical Group Co. Ltd.	1,982,608	3,617
	NARI Technology Co. Ltd. Class A	955,156	3,610
	NAURA Technology Group Co. Ltd. Class A	74,500	3,609
	Haier Smart Home Co. Ltd. Class A	1,016,696	3,488
	Bosideng International Holdings Ltd.	7,044,931	3,474
	Poly Developments and Holdings Group Co. Ltd. Class A	1,727,695	3,474
		Shares	Market Value• ($000)
	Sungrow Power Supply Co. Ltd. Class A	211,762	3,459
[1,2]	Pop Mart International Group Ltd.	1,420,600	3,446
	China Insurance International Holdings Co. Ltd.	2,992,872	3,438
*,2	Hua Hong Semiconductor Ltd.	836,633	3,438
	Autohome Inc. ADR	115,446	3,423
*	Zhaojin Mining Industry Co. Ltd. Class H	2,140,137	3,407
	Shenzhen Inovance Technology Co. Ltd. Class A	381,200	3,406
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,663,619	3,382
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	1,182,566	3,380
[2]	China Resources Pharmaceutical Group Ltd.	3,402,732	3,380
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	85,597	3,366
	CRRC Corp. Ltd. Class A	3,301,600	3,337
	MINISO Group Holding Ltd. ADR	178,309	3,288
	China Railway Group Ltd. Class A	2,432,818	3,268
[2]	Topsports International Holdings Ltd.	3,646,209	3,250
*	China Southern Airlines Co. Ltd. Class H	4,637,237	3,248
	Bank of Communications Co. Ltd. Class A	3,983,600	3,205
	China Pacific Insurance Group Co. Ltd. Class A	701,800	3,168
	Inner Mongolia Yitai Coal Co. Ltd. Class B	2,121,714	3,147
[2]	3SBio Inc.	3,086,769	3,093
	China Everbright International Ltd.	7,208,484	3,060
	Haitian International Holdings Ltd.	1,174,947	3,053
	Fosun International Ltd.	4,347,788	3,049
	China United Network Communications Ltd. Class A	3,875,200	3,046
	Iflytek Co. Ltd. Class A	334,800	2,934
[2]	Jiumaojiu International Holdings Ltd.	1,290,000	2,899
	Sany Heavy Industry Co. Ltd. Class A	1,206,800	2,879
	China Energy Engineering Corp. Ltd. (XSSC)	7,341,699	2,876
		Shares	Market Value• ($000)
[2]	Ganfeng Lithium Co. Ltd. Class H	434,390	2,866
	JOYY Inc. ADR	92,967	2,829
*,1,2	China Tourism Group Duty Free Corp. Ltd. Class H	131,800	2,819
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	461,900	2,777
*	Beijing Capital International Airport Co. Ltd. Class H	3,555,292	2,770
	SAIC Motor Corp. Ltd. Class A	1,353,415	2,765
	China Shenhua Energy Co. Ltd. Class A	656,956	2,763
	JA Solar Technology Co. Ltd. Class A	469,089	2,737
	China Everbright Bank Co. Ltd. Class H	8,497,063	2,721
	ZTE Corp. Class A	525,479	2,706
	Xtep International Holdings Ltd.	2,316,500	2,702
[2]	CSC Financial Co. Ltd. Class H	2,651,748	2,699
*	Shanghai International Airport Co. Ltd. Class A	347,598	2,699
	Dongfeng Motor Group Co. Ltd. Class H	5,622,643	2,690
	Chongqing Zhifei Biological Products Co. Ltd. Class A	228,300	2,687
	COSCO SHIPPING Holdings Co. Ltd. Class A	1,668,680	2,684
	China Three Gorges Renewables Group Co. Ltd. Class A	3,413,500	2,675
	China Traditional Chinese Medicine Holdings Co. Ltd.	4,849,306	2,651
	AviChina Industry & Technology Co. Ltd. Class H	4,898,567	2,648
[2]	WuXi AppTec Co. Ltd. Class H	299,198	2,631
	Eve Energy Co. Ltd. Class A	277,364	2,631
	Power Construction Corp. of China Ltd. Class A	2,344,400	2,608
	China Communications Services Corp. Ltd. Class H	4,673,205	2,561
*	Weibo Corp. ADR	145,392	2,546
	China Jinmao Holdings Group Ltd.	13,517,706	2,525
	Jiangsu Expressway Co. Ltd. Class H	2,491,275	2,524
*	Yihai International Holding Ltd.	942,418	2,501
	Far East Horizon Ltd.	2,779,301	2,500
	Shenzhen International Holdings Ltd.	2,766,160	2,490

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*,1	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	2,417,306	2,485
[1]	Flat Glass Group Co. Ltd. Class H	880,649	2,476
	Baoshan Iron & Steel Co. Ltd. Class A	2,646,300	2,464
	China CSSC Holdings Ltd. Class A	646,800	2,426
	China Everbright Bank Co. Ltd. Class A	5,241,026	2,424
	China National Nuclear Power Co. Ltd. Class A	2,418,100	2,413
	Zhejiang Expressway Co. Ltd. Class H	2,895,007	2,402
*	Tianqi Lithium Corp. Class A (XSEC)	231,384	2,389
	Lufax Holding Ltd. ADR	1,402,792	2,385
	AECC Aviation Power Co. Ltd. Class A	373,300	2,364
	China Vanke Co. Ltd. Class A	1,070,200	2,340
	360 Security Technology Inc. Class A	1,000,799	2,313
*	Advanced Micro-Fabrication Equipment Inc. Class A	87,685	2,305
*	Qinghai Salt Lake Industry Co. Ltd.	777,295	2,296
	Trina Solar Co. Ltd. Class A	316,234	2,251
	Daqin Railway Co. Ltd. Class A	2,011,300	2,237
	Uni-President China Holdings Ltd.	2,234,604	2,231
	Kingboard Laminates Holdings Ltd.	2,153,118	2,219
	Shenwan Hongyuan Group Co. Ltd. Class A	3,395,431	2,218
	Nine Dragons Paper Holdings Ltd.	3,151,072	2,186
	China Minsheng Banking Corp. Ltd. Class A	4,142,600	2,173
	Bank of Beijing Co. Ltd. Class A	3,106,900	2,128
	Metallurgical Corp. of China Ltd. Class H	6,867,030	2,095
	Beijing Enterprises Water Group Ltd.	8,233,390	2,091
	Greentown China Holdings Ltd.	1,737,297	2,088
	BOE Technology Group Co. Ltd. Class A	3,583,100	2,082
[2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	248,543	2,070
	Anhui Gujing Distillery Co. Ltd. Class A	52,188	2,064
[1,2]	Jinxin Fertility Group Ltd.	3,099,161	2,046
[1]	China Cinda Asset Management Co. Ltd. Class H	17,147,916	2,040
	CSC Financial Co. Ltd. Class A	556,038	2,039
		Shares	Market Value• ($000)
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	1,032,996	2,038
*,1	HengTen Networks Group Ltd.	8,367,840	2,037
	China Resources Cement Holdings Ltd.	4,461,958	2,020
	Sinotruk Hong Kong Ltd.	1,316,384	2,012
	Bank of Nanjing Co. Ltd. Class A	1,464,065	1,992
	Cosco Shipping Ports Ltd.	3,011,097	1,981
	Chongqing Changan Automobile Co. Ltd. Class A	1,147,380	1,979
	Postal Savings Bank of China Co. Ltd. Class A	2,470,836	1,969
	Hundsun Technologies Inc. Class A	274,442	1,963
	Hithink RoyalFlush Information Network Co. Ltd. Class A	75,666	1,952
	Yunnan Baiyao Group Co. Ltd. Class A	231,620	1,946
*,1,2	East Buy Holding Ltd.	558,500	1,936
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	125,575	1,925
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	194,000	1,922
	Focus Media Information Technology Co. Ltd. Class A	2,060,300	1,919
[1]	Huadian Power International Corp. Ltd. Class H	3,909,550	1,896
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	519,800	1,893
	Tsingtao Brewery Co. Ltd. Class A	111,511	1,885
*,1,2	Ping An Healthcare and Technology Co. Ltd.	750,008	1,875
	Guangdong Haid Group Co. Ltd. Class A	233,808	1,855
*	Imeik Technology Development Co. Ltd. Class A	23,400	1,840
	Haitong Securities Co. Ltd. Class A	1,364,026	1,829
	Shenzhen Transsion Holdings Co. Ltd. Class A	115,047	1,813
*,2	Luye Pharma Group Ltd.	3,681,461	1,811
	TBEA Co. Ltd. Class A	548,200	1,792
*	Alibaba Pictures Group Ltd.	27,622,294	1,758
	Bank of Shanghai Co. Ltd. Class A	1,928,791	1,750
	Huaxia Bank Co. Ltd. Class A	2,096,898	1,746
		Shares	Market Value• ($000)
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	282,020	1,742
	Chongqing Rural Commercial Bank Co. Ltd. Class H	4,452,181	1,721
*,1,2	Remegen Co. Ltd. Class H	290,500	1,707
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	2,253,034	1,706
*	Shanghai Electric Group Co. Ltd. Class H	6,281,404	1,699
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	269,300	1,691
*,1	China Eastern Airlines Corp. Ltd. Class H	4,299,171	1,690
	Zhejiang Huayou Cobalt Co. Ltd. Class A	224,050	1,688
[2]	Dali Foods Group Co. Ltd.	4,035,257	1,679
[1]	Poly Property Services Co. Ltd.	271,246	1,678
	BOE Technology Group Co. Ltd. Class B	4,005,815	1,670
	Beijing Tongrentang Co. Ltd.	198,686	1,670
	Sun Art Retail Group Ltd.	3,832,500	1,666
	Yunnan Energy New Material Co. Ltd. Class A	110,310	1,661
	China Lesso Group Holdings Ltd.	1,910,883	1,652
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	502,620	1,651
	Citic Pacific Special Steel Group Co. Ltd. Class A	703,853	1,643
	Henan Shuanghui Investment & Development Co. Ltd. Class A	454,600	1,639
[1]	China Suntien Green Energy Corp. Ltd. Class H	3,635,000	1,592
	Kunlun Tech Co. Ltd. Class A	169,000	1,592
	Will Semiconductor Co. Ltd. Shanghai Class A	120,074	1,588
[2]	China Merchants Securities Co. Ltd. Class H	1,560,113	1,584
	Sichuan Road & Bridge Co. Ltd. Class A	687,170	1,574
	Jiangsu King's Luck Brewery JSC Ltd. Class A	181,206	1,567
*,1,2	China Huarong Asset Management Co. Ltd. Class H	29,756,000	1,561
	Gigadevice Semiconductor Beijing Inc. Class A	99,071	1,557

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Sinopec Engineering Group Co. Ltd. Class H	3,000,688	1,556
	Orient Securities Co. Ltd. Class A	1,002,057	1,554
	Great Wall Motor Co. Ltd. Class A	397,780	1,549
	Weichai Power Co. Ltd. Class A	911,888	1,519
	Aluminum Corp. of China Ltd. Class A	1,640,900	1,519
	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	5,744,625	1,512
	Anhui Conch Cement Co. Ltd. Class A	388,800	1,511
	Pharmaron Beijing Co. Ltd. Class A	212,852	1,507
	Chongqing Changan Automobile Co. Ltd. Class B	3,311,764	1,506
	XCMG Construction Machinery Co. Ltd. Class A	1,518,000	1,504
	Zhejiang Dahua Technology Co. Ltd. Class A	443,200	1,504
	Huatai Securities Co. Ltd. Class A	739,600	1,503
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	168,658	1,501
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	8,570,940	1,499
	Yonyou Network Technology Co. Ltd. Class A	477,962	1,494
	China Meidong Auto Holdings Ltd.	960,000	1,490
*	GD Power Development Co. Ltd. Class A	2,655,496	1,482
	China Merchants Securities Co. Ltd. Class A	731,967	1,479
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	194,680	1,472
	Bank of Hangzhou Co. Ltd. Class A	808,835	1,468
	GF Securities Co. Ltd. Class A	660,600	1,466
	Huadong Medicine Co. Ltd. Class A	244,100	1,462
	Hangzhou Tigermed Consulting Co. Ltd. Class A	110,729	1,457
	Sinotrans Ltd. Class H	4,198,064	1,453
	Hopson Development Holdings Ltd.	1,593,142	1,417
	Montage Technology Co. Ltd. Class A	159,095	1,402
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	2,565,915	1,401
	Lao Feng Xiang Co. Ltd. Class B	391,321	1,390
		Shares	Market Value• ($000)
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	299,044	1,379
	Wingtech Technology Co. Ltd. Class A	180,800	1,377
	Mango Excellent Media Co. Ltd. Class A	264,729	1,373
	Shenzhen Expressway Co. Ltd. Class H	1,471,782	1,372
	Inner Mongolia Eerduosi Resources Co. Ltd. Class A	656,585	1,372
	China National Chemical Engineering Co. Ltd. Class A	891,800	1,366
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	406,644	1,346
	Vinda International Holdings Ltd.	512,842	1,340
[2]	BAIC Motor Corp. Ltd. Class H	4,740,936	1,334
	Changchun High & New Technology Industry Group Inc. Class A	55,882	1,317
[2]	China Railway Signal & Communication Corp. Ltd. Class H	2,781,353	1,306
	Shanghai Industrial Holdings Ltd.	888,512	1,302
*,1,2	Shanghai Junshi Biosciences Co. Ltd. Class H	331,343	1,300
	Anhui Expressway Co. Ltd. Class H	1,248,728	1,272
	GoerTek Inc. Class A	492,220	1,264
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	430,650	1,256
	TCL Technology Group Corp. Class A	2,168,500	1,254
	Livzon Pharmaceutical Group Inc. Class H	344,871	1,251
	Sichuan Chuantou Energy Co. Ltd. Class A	601,900	1,251
	Zhongji Innolight Co. Ltd. Class A	95,298	1,240
	Guanghui Energy Co. Ltd. Class A	916,800	1,234
	Shanghai International Port Group Co. Ltd. Class A	1,473,900	1,221
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	1,298,700	1,216
	Lee & Man Paper Manufacturing Ltd.	2,857,583	1,215
	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	1,479,461	1,213
	China Jushi Co. Ltd. Class A	575,453	1,213
		Shares	Market Value• ($000)
	Lens Technology Co. Ltd. Class A	717,500	1,210
[2]	A-Living Smart City Services Co. Ltd.	1,496,040	1,202
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	261,815	1,202
	Shougang Fushan Resources Group Ltd.	3,524,303	1,198
	Inspur Electronic Information Industry Co. Ltd. Class A	200,420	1,193
	China Everbright Ltd.	1,656,662	1,190
*	New Hope Liuhe Co. Ltd. Class A	630,900	1,186
	China Resources Microelectronics Ltd. Class A	143,162	1,186
*,1	Kingsoft Cloud Holdings Ltd. ADR	205,933	1,180
	Chaozhou Three-Circle Group Co. Ltd. Class A	269,500	1,179
*	China Southern Airlines Co. Ltd. Class A	1,037,697	1,162
*	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	612,400	1,162
	Zhejiang China Commodities City Group Co. Ltd. Class A	829,300	1,161
	China Merchants Energy Shipping Co. Ltd.	1,209,100	1,159
*	Seazen Group Ltd.	5,389,639	1,159
	People's Insurance Co. Group of China Ltd. Class A	1,288,500	1,159
	Jiangxi Copper Co. Ltd. Class A	391,000	1,156
[1,2]	Orient Securities Co. Ltd. Class H	1,927,235	1,151
	China Molybdenum Co. Ltd. Class A	1,333,091	1,151
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	133,000	1,133
	ENN Natural Gas Co. Ltd. Class A	385,400	1,131
	Ningbo Deye Technology Co. Claas A	31,028	1,128
*	Air China Ltd. Class A	728,326	1,121
	Ninestar Corp. Class A	195,225	1,117
[1,2]	Angelalign Technology, Inc.	88,767	1,113
	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	367,000	1,111
	Industrial Securities Co. Ltd. Class A	1,135,810	1,104
	CSG Holding Co. Ltd. Class B	2,877,152	1,101
	New China Life Insurance Co. Ltd. Class A	195,747	1,101

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	241,860	1,100
	Hengli Petrochemical Co. Ltd. Class A	480,400	1,098
*	Datang International Power Generation Co. Ltd. Class H	5,821,035	1,092
	Dongfang Electric Corp. Ltd. Class H	765,491	1,085
	Yealink Network Technology Corp. Ltd. Class A	112,568	1,073
*	Towngas Smart Energy Co. Ltd.	2,296,307	1,061
	Jiangsu Eastern Shenghong Co. Ltd. Class A	578,700	1,060
	Zhejiang NHU Co. Ltd. Class A	428,628	1,058
[1,3]	CIFI Holdings Group Co. Ltd.	10,923,387	1,058
	Chongqing Brewery Co. Ltd. Class A	69,400	1,046
	JCET Group Co. Ltd. Class A	260,200	1,038
[2]	Legend Holdings Corp. Class H	988,779	1,036
	China Reinsurance Group Corp. Class H	13,486,206	1,033
	Huizhou Desay Sv Automotive Co. Ltd. Class A	68,900	1,030
	Metallurgical Corp. of China Ltd. Class A	1,588,300	1,029
	Everbright Securities Co. Ltd. Class A	467,695	1,027
	Huayu Automotive Systems Co. Ltd. Class A	430,169	1,019
	China International Marine Containers Group Co. Ltd. Class H	1,576,825	1,019
	Jiangsu Zhongtian Technology Co. Ltd. Class A	479,900	1,014
	Hangzhou Silan Microelectronics Co. Ltd. Class A	212,500	1,013
*	Walvax Biotechnology Co. Ltd. Class A	218,600	1,009
	Zhejiang Supcon Technology Co. Ltd.	72,298	1,009
*	Zhejiang Century Huatong Group Co. Ltd. Class A	1,017,007	1,008
	Shenzhen Investment Ltd.	5,193,151	1,002
[1,2]	Blue Moon Group Holdings Ltd.	1,677,000	998
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	483,647	997
*	Suzhou Maxwell Technologies Co. Ltd. Class A	25,104	997
	China Zhenhua Group Science & Technology Co. Ltd. Class A	76,000	988
		Shares	Market Value• ($000)
	Gotion High-tech Co. Ltd. Class A	247,900	987
	Fu Jian Anjoy Foods Co. Ltd. Class A	40,100	986
	Maxscend Microelectronics Co. Ltd. Class A	67,008	985
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	658,120	978
	Ming Yang Smart Energy Group Ltd. Class A	326,600	977
	YTO Express Group Co. Ltd. Class A	389,000	973
*	Huaneng Power International Inc. Class A	692,900	971
[2]	China Bohai Bank Co. Ltd. Class H	5,854,083	971
	China Railway Signal & Communication Corp. Ltd. Class A	1,025,723	967
	Yunnan Aluminium Co. Ltd. Class A	466,000	960
	Fuyao Glass Industry Group Co. Ltd. Class A	194,900	957
	Ningbo Tuopu Group Co. Ltd. Class A	130,300	956
*	Tianqi Lithium Corp. Class H	152,200	956
	Huaneng Lancang River Hydropower Inc.	942,200	946
	Satellite Chemical Co. Ltd. Class A	460,380	945
	Guosen Securities Co. Ltd. Class A	693,581	943
	COSCO SHIPPING Development Co. Ltd. Class H	6,979,713	936
	Humanwell Healthcare Group Co. Ltd. Class A	238,300	930
	SG Micro Corp. Class A (XSHE)	51,750	929
	Shanghai Fudan Microelectronics Group Co. Ltd.Class A	115,520	922
	Yanzhou Coal Mining Co. Ltd. Class A	184,236	917
	Lepu Medical Technology Beijing Co. Ltd. Class A	264,200	912
	Beijing New Building Materials plc Class A	236,796	907
	Hualan Biological Engineering Inc. Class A	267,864	902
	Dongfang Electric Corp. Ltd. Class A	355,984	897
*	Ginlong Technologies Co. Ltd. Class A	54,314	895
*	Tuya Inc. ADR	454,387	895
*	China Eastern Airlines Corp. Ltd. Class A	1,192,829	893
	Angang Steel Co. Ltd. Class H	2,658,568	883
		Shares	Market Value• ($000)
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	195,900	870
	Shanghai RAAS Blood Products Co. Ltd. Class A	917,200	870
	Shui On Land Ltd.	7,146,576	867
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	188,690	867
*	Shanghai Junshi Biosciences Co. Ltd. Class A	113,129	863
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	241,100	862
	Yanlord Land Group Ltd.	1,342,387	858
	LB Group Co. Ltd. Class A	340,500	852
	Zhejiang Juhua Co. Ltd. Class A	387,549	849
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	1,166,700	845
	Shandong Nanshan Aluminum Co. Ltd. Class A	1,715,000	842
[1,2]	Joinn Laboratories China Co. Ltd. Class H	218,260	841
*	Dada Nexus Ltd. ADR	137,907	836
	WUS Printed Circuit Kunshan Co. Ltd. Class A	263,770	836
	Rongsheng Petrochemical Co. Ltd. Class A (XSEC)	435,350	832
	Hoshine Silicon Industry Co. Ltd. Class A	78,400	831
*	Lingyi iTech Guangdong Co. Class A	966,500	829
	Jiangsu Pacific Quartz Co. Ltd.Class A	48,200	827
	Beijing Jingneng Clean Energy Co. Ltd. Class H	3,358,579	824
	Kuang-Chi Technologies Co. Ltd. Class A	322,300	818
	China National Software & Service Co. Ltd.	98,998	816
	Bank of Jiangsu Co. Ltd. Class A	727,090	810
*	Shanghai Electric Group Co. Ltd. Class A	1,189,400	807
	Ecovacs Robotics Co. Ltd. Class A	80,000	805
	China Oilfield Services Ltd. Class A	344,089	805
	Ingenic Semiconductor Co. Ltd. Class A	62,500	800

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	StarPower Semiconductor Ltd. Class A	22,700	796
	Beijing Shiji Information Technology Co. Ltd. Class A	286,935	795
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	132,692	786
	Unisplendour Corp. Ltd. Class A	183,037	785
	Pylon Technologies Co. Ltd.	22,358	784
*	Topchoice Medical Corp. Class A	45,378	783
[1,2]	CanSino Biologics Inc. Class H	163,659	776
*	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	149,200	775
*	Shanghai Aiko Solar Energy Co. Ltd. Claas A	171,500	775
	Wuhan Guide Infrared Co. Ltd. Class A	480,843	767
	Gemdale Corp. Class A	649,600	766
	Yintai Gold Co. Ltd. Class A	410,040	763
	JiuGui Liquor Co. Ltd. Class A	47,100	761
	Shenzhen Capchem Technology Co. Ltd. Class A	107,740	760
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	157,100	760
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	97,720	755
	CNGR Advanced Material Co. Ltd. Class A	84,080	753
	Xiamen C & D Inc. Class A	428,300	751
	Xinhua Winshare Publishing and Media Co. Ltd. Class H	829,439	750
	Wens Foodstuffs Group Co. Ltd. Class A	259,880	743
	China Greatwall Technology Group Co. Ltd. Class A	442,000	741
	Sinoma Science & Technology Co. Ltd. Class A	241,600	737
	China International Capital Corp. Ltd. Class A	120,800	736
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	362,400	734
	Guangzhou Automobile Group Co. Ltd. Class A	476,130	733
	Guotai Junan Securities Co. Ltd. Class A	334,700	732
		Shares	Market Value• ($000)
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	1,204,200	731
*	Li Auto Inc. Class A	61,681	731
*	Hangzhou Lion Electronics Co. Ltd. Class A	109,534	731
	Offshore Oil Engineering Co. Ltd. Class A	749,000	730
	Sinoma International Engineering Co. Class A	349,900	730
*	Amlogic Shanghai Co. Ltd. Class A	60,336	730
	Hangzhou First Applied Material Co. Ltd. Class A	101,976	725
	Ningxia Baofeng Energy Group Co. Ltd. Class A	380,300	725
	Songcheng Performance Development Co. Ltd. Class A	342,320	721
	Western Superconducting Technologies Co. Ltd. Class A	63,976	721
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	739,152	720
	Beijing Yanjing Brewery Co. Ltd. Class A	380,500	720
*	Guangshen Railway Co. Ltd. Class H	3,076,100	719
*	Skshu Paint Co. Ltd. Class A	48,420	718
	Zhejiang Chint Electrics Co. Ltd. Class A	190,493	718
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	60,600	717
	By-health Co. Ltd. Class A	207,366	715
	Caitong Securities Co. Ltd. Class A	630,577	708
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A	445,497	706
*	Juneyao Airlines Co. Ltd. Class A	272,018	705
	Angel Yeast Co. Ltd. Class A	121,700	704
[1]	Jinke Smart Services Group Co. Ltd. Class H	459,100	704
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	160,322	703
[2]	Pharmaron Beijing Co. Ltd. Class H	160,618	696
	Sinomine Resource Group Co. Ltd. Class A	63,200	696
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	1,103,700	693
		Shares	Market Value• ($000)
*	Yunnan Yuntianhua Co. Ltd.	250,396	693
*	Seazen Holdings Co. Ltd. Class A	321,597	692
	Ningbo Shanshan Co. Ltd. Class A	314,000	689
	Bloomage Biotechnology Corp. Ltd. Class A	47,917	689
	GEM Co. Ltd. Class A	677,098	688
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	94,771	683
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	360,200	681
*	China Minmetals Rare Earth Co. Ltd. Class A	139,300	681
	Tianshui Huatian Technology Co. Ltd. Class A	524,000	679
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	97,100	677
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	246,000	676
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	148,300	676
	SooChow Securities Co. Ltd. Class A	645,606	676
	Hengtong Optic-electric Co. Ltd. Class A	320,200	675
	Sieyuan Electric Co. Ltd. Class A	101,500	674
	Jiangsu Yoke Technology Co. Ltd. Class A	68,700	672
	Thunder Software Technology Co. Ltd. Class A	54,800	670
	Huadian Power International Corp. Ltd. Class A	733,700	670
	Shengyi Technology Co. Ltd. Class A	288,700	670
	G-bits Network Technology Xiamen Co. Ltd. Class A	8,800	666
	Huagong Tech Co. Ltd. Class A	137,159	662
	Ningbo Zhoushan Port Co. Ltd. Class A	1,203,000	659
	Shenzhen SC New Energy Technology Corp. Class A	44,100	656
*,1	Agile Group Holdings Ltd.	3,217,881	655
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	205,000	655
	BBMG Corp. Class H	5,067,085	654
	Shanxi Meijin Energy Co. Ltd. Class A	571,200	654

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Tongling Nonferrous Metals Group Co. Ltd. Class A	1,372,758	653
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	43,082	653
	AVIC Industry-Finance Holdings Co. Ltd. Class A	1,176,800	650
	Youngor Group Co. Ltd. Class A	655,000	649
	Western Securities Co. Ltd. Class A	662,694	642
	Dong-E-E-Jiao Co. Ltd. Class A	86,100	640
	Guoyuan Securities Co. Ltd. Class A	631,751	640
	Ningbo Orient Wires & Cables Co. Ltd. Class A	94,300	639
*	Shanghai Electric Power Co. Ltd. Class A	422,000	638
	Haohua Chemical Science & Technology Co. Ltd. Class A	113,400	638
	Xinjiang Daqo New Energy Co. Ltd. Class A	106,415	638
	Tongkun Group Co. Ltd. Class A	339,000	633
	Wuxi Shangji Automation Co. Ltd. Class A	49,020	632
[1,2]	Everbright Securities Co. Ltd. Class H	848,070	629
	Sailun Group Co. Ltd. Class A	420,800	626
	Beijing United Information Technology Co. Ltd.	71,900	625
	Xiamen Faratronic Co. Ltd. Class A	32,300	622
*	Suzhou TA&A Ultra Clean Technology Co. Ltd. Class A	88,400	622
	Western Mining Co. Ltd. Class A	326,300	621
	AECC Aero-Engine Control Co. Ltd. Class A	180,000	620
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	219,220	620
	Jiangsu Yangnong Chemical Co. Ltd. Class A	46,600	620
	Asymchem Laboratories Tianjin Co. Ltd. Class A	33,740	617
	Shenzhen Dynanonic Co. Ltd. Class A	26,020	616
	Sichuan Swellfun Co. Ltd. Class A	64,700	613
	Henan Shenhuo Coal & Power Co. Ltd. Class A	258,800	610
	YongXing Special Materials Technology Co. Ltd. Class A	65,910	609
		Shares	Market Value• ($000)
	Huaibei Mining Holdings Co. Ltd. Class A	309,600	609
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	307,100	609
	Maanshan Iron & Steel Co. Ltd. Class A	1,540,900	608
	Jason Furniture Hangzhou Co. Ltd. Class A	113,230	607
	Shenzhen Energy Group Co. Ltd. Class A	651,220	604
	Shenzhen Kedali Industry Co. Ltd. Class A	30,400	603
	Hunan Valin Steel Co. Ltd. Class A	787,000	601
	Huafon Chemical Co. Ltd. Class A	577,800	601
	NavInfo Co. Ltd. Class A	350,596	600
	Huaxin Cement Co. Ltd. Class H	599,700	598
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	445,100	593
	Bank of Changsha Co. Ltd. Class A	500,900	593
[1]	Ming Yuan Cloud Group Holdings Ltd.	1,138,000	592
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	37,300	591
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	61,201	590
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	389,084	584
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	504,600	583
	Shenzhen Kaifa Technology Co. Ltd. Class A	225,500	581
	Changjiang Securities Co. Ltd. Class A	706,986	580
*	Wanda Film Holding Co. Ltd.	279,999	578
	Jointown Pharmaceutical Group Co. Ltd. Class A	241,100	577
	China National Accord Medicines Corp. Ltd. Class B	212,045	576
	Sunwoda Electronic Co. Ltd. Class A	235,400	573
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	145,897	573
	BTG Hotels Group Co. Ltd. Class A	182,796	572
	Chinese Universe Publishing and Media Group Co. Ltd. Class A	220,300	569
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	159,000	569
		Shares	Market Value• ($000)
	Lao Feng Xiang Co. Ltd. Class A	58,369	568
[2]	Red Star Macalline Group Corp. Ltd. Class H	1,255,882	566
	Beijing Enlight Media Co. Ltd. Class A	382,000	564
	Ovctek China Inc. Class A	120,520	564
	GRG Banking Equipment Co. Ltd. Class A	328,787	562
	China Coal Energy Co. Ltd. Class A	431,438	562
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	494,438	559
	Longshine Technology Group Co. Ltd. Class A	161,400	559
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A	104,394	555
[1]	Central China Securities Co. Ltd. Class H	3,501,621	554
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	19,514	551
*	TongFu Microelectronics Co. Ltd. Class A	212,100	550
	Goke Microelectronics Co. Ltd. Class A	37,300	550
*	Beijing Dabeinong Technology Group Co. Ltd. Class A	536,800	549
	CNPC Capital Co. Ltd. Class A	516,091	547
	First Capital Securities Co. Ltd. Class A	636,700	545
	Hesteel Co. Ltd. Class A	1,626,300	543
	Xuji Electric Co. Ltd. Class A	166,500	542
	Shenzhen Kstar Science And Technology Co. Ltd. Class A	80,100	541
	COSCO SHIPPING Development Co. Ltd. Class A	1,440,340	541
	CETC Cyberspace Security Technology Co. Ltd. Class A	114,898	540
	GoodWe Technologies Co. Ltd. Class A	14,349	540
	Zangge Mining Co. Ltd.	163,196	540
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	83,500	537
	Beijing Shougang Co. Ltd. Class A	1,001,600	535
	Beijing Easpring Material Technology Co. Ltd. Class A	68,900	534

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	91,877	534
	Dongxing Securities Co. Ltd. Class A	442,092	533
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	236,000	533
	Xiamen ITG Group Corp. Ltd. Class A	403,400	531
	Sino-Ocean Group Holding Ltd.	5,999,904	530
	Xiamen Tungsten Co. Ltd. Class A	187,399	530
	Chengxin Lithium Group Co. Ltd. Class A	115,200	529
	China Baoan Group Co. Ltd. Class A	342,200	528
[2]	Shandong Gold Mining Co. Ltd. Class H	246,366	525
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	1,207,990	524
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	118,174	523
*,3	Shimao Group Holdings Ltd.	2,734,246	522
*	Apeloa Pharmaceutical Co. Ltd. Class A	174,800	522
	Bethel Automotive Safety Systems Co. Ltd. Class A	56,200	521
	Tianma Microelectronics Co. Ltd. Class A	364,666	520
	Yangling Metron New Material Inc.	78,900	520
	Hubei Energy Group Co. Ltd. Class A	842,208	519
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	510,640	517
	Shandong Sun Paper Industry JSC Ltd. Class A	313,600	516
	Wuchan Zhongda Group Co. Ltd. Class A	654,300	516
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	484,600	515
	Flat Glass Group Co. Ltd. Class A	116,000	514
	Oppein Home Group Inc. Class A	30,762	512
	Perfect World Co. Ltd. Class A	161,300	512
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	110,500	512
	Liaoning Port Co. Ltd. Class A	2,183,500	511
*	Eastroc Beverage Group Co. Ltd. Class A	19,800	511
*	Yatsen Holding Ltd. ADR	502,387	507
		Shares	Market Value• ($000)
	Beijing Ultrapower Software Co. Ltd. Class A	254,000	505
	Taiji Computer Corp. Ltd. Class A	86,698	504
	Sichuan Hebang Biotechnology Co. Ltd. Class A	1,261,800	504
[1,2]	Shenwan Hongyuan Group Co. Ltd. Class H	2,496,800	503
*,2,3	Evergrande Property Services Group Ltd.	7,876,000	502
	Gree Electric Appliances Inc. of Zhuhai Class A	87,600	498
	Hengyi Petrochemical Co. Ltd. Class A	448,600	497
	Southwest Securities Co. Ltd. Class A	893,700	497
	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class A	92,900	496
	Fujian Sunner Development Co. Ltd. Class A	160,100	495
	Yunnan Tin Co. Ltd. Class A	221,500	495
*	Guangdong Electric Power Development Co. Ltd. Class B	1,771,491	494
	Jizhong Energy Resources Co. Ltd. Class A	461,603	494
	3peak Inc.	14,710	494
	Titan Wind Energy Suzhou Co. Ltd. Class A	247,600	493
	Tianjin Guangyu Development Co. Ltd. Class A	292,500	493
	Shanghai Lingang Holdings Corp. Ltd. Class A	277,488	493
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	73,600	492
	Keda Industrial Group Co. Ltd. Class A	270,600	492
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	131,300	489
	Winning Health Technology Group Co. Ltd. Class A	298,080	486
	Guangdong HEC Technology Holding Co. Ltd. Class A	432,553	486
	Wuxi Autowell Technology Co. Ltd.	19,968	483
	AVICOPTER plc Class A	78,400	482
	Huafa Industrial Co. Ltd. Zhuhai Class A	313,100	480
	CECEP Wind-Power Corp. Class A	864,890	478
*	Beijing Jetsen Technology Co. Ltd. Class A	473,700	477
		Shares	Market Value• ($000)
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	254,400	476
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	140,570	475
	Beijing Shunxin Agriculture Co. Ltd. Class A	94,995	475
	Shenghe Resources Holding Co. Ltd. Class A	237,500	474
[1,2]	Sunac Services Holdings Ltd.	1,306,666	474
	Weifu High-Technology Group Co. Ltd. Class B	347,462	470
*,3	China Evergrande Group	3,687,461	470
	Weihai Guangwei Composites Co. Ltd. Class A	62,200	468
*	Shenzhen MTC Co. Ltd. Class A	671,146	467
	Beijing Sinnet Technology Co. Ltd. Class A	261,100	465
	CNOOC Energy Technology & Services Ltd. Class A	868,100	464
	People.cn Co. Ltd. Class A	155,681	463
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	1,844,864	462
	Hangzhou Robam Appliances Co. Ltd. Class A	122,700	462
	China South Publishing & Media Group Co. Ltd. Class A	230,100	460
	Nanjing Iron & Steel Co. Ltd. Class A	866,100	459
*	Sichuan New Energy Power Co. Ltd.	216,500	459
*	Yunnan Copper Co. Ltd. Class A	250,500	457
	TangShan Port Group Co. Ltd. Class A	801,200	457
*	Sinopec Oilfield Service Corp. Class H	5,410,803	456
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	67,667	456
	Heilongjiang Agriculture Co. Ltd. Class A	231,300	454
*	Fangda Carbon New Material Co. Ltd. Class A	485,516	453
	Zhejiang Supor Co. Ltd. Class A	60,776	452
	Do-Fluoride New Materials Co. Ltd. Class A	153,020	450
	DHC Software Co. Ltd. Class A	399,300	449
*	Han's Laser Technology Industry Group Co. Ltd. Class A	118,000	446

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	China Zheshang Bank Co. Ltd. Class A	1,001,500	446
	Jafron Biomedical Co. Ltd. Class A	105,984	441
	Eastern Air Logistics Co. Ltd.	210,498	441
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	315,800	440
*	Ningbo Joyson Electronic Corp. Class A	197,500	440
	China Galaxy Securities Co. Ltd. Class A	282,300	440
	Guangzhou Haige Communications Group Inc. Co. Class A	308,400	439
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	58,000	437
*	Hang Zhou Great Star Industrial Co. Ltd. Class A	159,100	436
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	88,500	435
	Dongguan Yiheda Automation Co. Ltd. Class A	55,100	433
	Tangshan Jidong Cement Co. Ltd. Class A	365,900	432
	Daan Gene Co. Ltd. Class A	192,016	432
*	GCL System Integration Technology Co. Ltd. Class A	974,100	431
*	Shenzhen Senior Technology Material Co. Ltd. Class A	172,100	429
	Raytron Technology Co. Ltd. Class A	57,119	427
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	25,900	427
	Guolian Securities Co. Ltd. Class A	286,300	426
*,1	Shandong Chenming Paper Holdings Ltd. Class H	1,382,798	425
	Hongfa Technology Co. Ltd. Class A	93,700	424
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	731,500	423
*	Jiangxi Special Electric Class A	232,600	422
	CECEP Solar Energy Co. Ltd. Class A	417,380	420
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	141,597	419
	Tian Di Science & Technology Co. Ltd. Class A	529,200	418
		Shares	Market Value• ($000)
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd. Class A	424,400	418
	China Meheco Co. Ltd. Class A	202,720	417
	Shanghai M&G Stationery Inc. Class A	62,300	417
[1,2]	China East Education Holdings Ltd.	828,803	415
	Bank of Guiyang Co. Ltd. Class A	508,200	415
	Luxi Chemical Group Co. Ltd. Class A	238,800	414
	China CITIC Bank Corp. Ltd. Class A	441,035	414
	Guangxi Guiguan Electric Power Co. Ltd. Class A	515,960	413
	iRay Technology Co. Ltd.	10,374	413
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	465,271	411
	Avary Holding Shenzhen Co. Ltd. Class A	108,600	410
	Beijing Originwater Technology Co. Ltd. Class A	516,100	408
	Shenzhen Gas Corp. Ltd. Class A	408,000	408
	Chongqing Rural Commercial Bank Co. Ltd. Class A	727,900	407
	Shanghai Tunnel Engineering Co. Ltd. Class A	427,444	404
	Chengdu Xingrong Environment Co. Ltd. Class A	533,705	403
	Sangfor Technologies Inc. Class A	23,400	403
	Huaxin Cement Co. Ltd. Class A	187,800	401
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	417,500	400
	Haisco Pharmaceutical Group Co. Ltd. Class A	105,000	399
*,1,2	Shimao Services Holdings Ltd.	1,611,000	398
*	Datang International Power Generation Co. Ltd. Class A	882,200	397
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	192,900	396
*	Shandong Chenming Paper Holdings Ltd. Class B	1,407,350	395
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	131,500	395
	Levima Advanced Materials Corp. Class A	101,600	394
		Shares	Market Value• ($000)
	Hunan Gold Corp. Ltd. Class A	180,700	392
*	Kaishan Group Co. Ltd. Class A	163,044	392
	Financial Street Holdings Co. Ltd. Class A	536,890	391
	Wangsu Science & Technology Co. Ltd. Class A	300,300	391
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	268,072	391
	China Great Wall Securities Co. Ltd. Class A	309,000	390
	Anhui Yingjia Distillery Co. Ltd. Class A	42,100	390
	Boya Bio-pharmaceutical Group Co. Ltd. Class A	70,706	388
	Shanxi Securities Co. Ltd. Class A	455,390	387
	Zhefu Holding Group Co. Ltd. Class A	694,800	383
*	Yifan Pharmaceutical Co. Ltd. Class A	174,100	378
	Angang Steel Co. Ltd. Class A	884,100	377
	Shandong Humon Smelting Co. Ltd. Class A	212,176	376
	Hefei Meiya Optoelectronic Technology Inc. Class A	95,810	376
	Sealand Securities Co. Ltd. Class A	740,740	374
	Sichuan Yahua Industrial Group Co. Ltd. Class A	137,700	374
	Topsec Technologies Group Inc. Class A	218,300	374
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A	169,100	372
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	745,732	371
	Glarun Technology Co. Ltd. Class A	159,000	371
*	Youngy Co. Ltd. Class A	36,300	371
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	189,700	370
	Zhuzhou Kibing Group Co. Ltd. Class A	248,300	369
*	Qingdao TGOOD Electric Co. Ltd. Class A	137,700	368
	BBMG Corp. Class A	1,057,400	368
	CGN Power Co. Ltd. Class A	818,000	366
	Bright Dairy & Food Co. Ltd. Class A	234,200	366
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	148,600	365

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	275,373	365
*	Porton Pharma Solutions Ltd.	73,195	364
	Oriental Energy Co. Ltd. Class A	283,300	362
	Dian Diagnostics Group Co. Ltd. Class A	92,200	361
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	546,300	359
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	207,783	357
	Northeast Securities Co. Ltd. Class A	324,100	357
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	37,397	357
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	35,300	356
	Xinjiang Tianshan Cement Co. Ltd. Class A	293,400	355
	Wanxiang Qianchao Co. Ltd. Class A	479,233	353
	Shandong Hi-speed Co. Ltd. Class A	338,700	353
	Shandong Linglong Tyre Co. Ltd. Class A	110,700	353
	Shanghai Construction Group Co. Ltd. Class A	851,600	351
	Zhejiang Dingli Machinery Co. Ltd. Class A	47,554	351
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	127,991	350
	FAW Jiefang Group Co. Ltd.	296,300	349
[1,2]	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H	178,430	349
	Shenzhen Sunway Communication Co. Ltd. Class A	125,300	348
	Zhongtai Securities Co. Ltd. Class A	321,300	347
	All Winner Technology Co. Ltd. Class A	90,420	346
	Huaxi Securities Co. Ltd. Class A	270,300	346
*	Wonders Information Co. Ltd.	183,400	346
*	Youzu Interactive Co. Ltd. Class A	108,800	345
	Anhui Anke Biotechnology Group Co. Ltd. Class A	214,728	343
	Harbin Boshi Automation Co. Ltd. Class A	142,800	343
		Shares	Market Value• ($000)
*	Sinopec Oilfield Service Corp. Class A	1,051,000	342
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	44,783	342
	Inner Mangolia ERDOS Resources Co. Ltd.	189,330	342
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	408,600	341
	Zhejiang Hailiang Co. Ltd. Class A	193,600	341
	Zhejiang HangKe Technology Inc. Co. Class A	47,174	340
*	Montnets Cloud Technology Group Co. Ltd. Class A	155,700	338
	Bank of Chengdu Co. Ltd. Class A	169,900	338
	East Group Co. Ltd. Class A	263,800	335
*	Ourpalm Co. Ltd. Class A	375,000	334
	Livzon Pharmaceutical Group Inc. Class A	64,500	333
	Sinotrans Ltd. Class A	502,200	332
	CMST Development Co. Ltd. Class A	379,200	332
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	166,100	332
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	452,300	331
	Shandong Denghai Seeds Co. Ltd. Class A	135,400	330
*	OFILM Group Co. Ltd. Class A	479,400	330
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	54,700	326
	Shanghai Rural Commercial Bank Co. Ltd.	382,189	326
	Newland Digital Technology Co. Ltd. Class A	140,399	324
*	Siasun Robot & Automation Co. Ltd. Class A	200,120	323
	Meihua Holdings Group Co. Ltd. Class A	233,100	322
*	STO Express Co. Ltd. Class A	207,099	321
	Jiangsu Linyang Energy Co. Ltd. Class A	282,500	321
	China Merchants Property Operation & Service Co. Ltd. Class A	141,100	316
	Laobaixing Pharmacy Chain JSC Class A	62,608	315
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	229,800	311
		Shares	Market Value• ($000)
	Zheshang Securities Co. Ltd. Class A	209,900	311
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	316,700	311
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	69,100	310
	CanSino Biologics Inc. Class A	21,240	310
	Valiant Co. Ltd. Class A	115,600	306
	Wolong Electric Group Co. Ltd. Class A	172,500	306
*	Xinjiang Zhongtai Chemical Co. Ltd. Class A	322,500	305
	Bank of Qingdao Co. Ltd. Class A	636,280	305
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	149,700	305
	North Industries Group Red Arrow Co. Ltd. Class A	115,200	303
	Addsino Co. Ltd. Class A	205,500	301
	Leyard Optoelectronic Co. Ltd. Class A	328,500	301
	Zhejiang Huace Film & Television Co. Ltd. Class A	240,100	300
	Eternal Asia Supply Chain Management Ltd. Class A	378,500	300
*	Yixintang Pharmaceutical Group Co. Ltd. Class A	71,700	299
	Shenzhen Airport Co. Ltd. Class A	282,616	298
	Zhongshan Public Utilities Group Co. Ltd. Class A	279,400	298
*	Bank of Zhengzhou Co. Ltd. Class A	889,401	298
*	Guangdong Electric Power Development Co. Ltd. Class A	341,100	298
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	81,000	297
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	112,083	296
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	296,885	296
	Guangxi Liugong Machinery Co. Ltd. Class A	267,700	295
	Zhejiang Yongtai Technology Co. Ltd. Class A	119,415	295
*	Zhejiang Crystal-Optech Co. Ltd. Class A	174,796	294
	Yunda Holding Co. Ltd. Class A	167,770	294

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	28,472	291
	Guangzhou Wondfo Biotech Co. Ltd. Class A	66,460	289
*	China TransInfo Technology Co. Ltd. Class A	137,600	289
*	Guosheng Financial Holding Inc. Class A	244,600	289
	Anhui Kouzi Distillery Co. Ltd. Class A	32,600	284
*	Leo Group Co. Ltd. Class A	873,400	284
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	167,600	283
	Inmyshow Digital Technology Group Co. Ltd. Class A	252,000	283
	Chinalin Securities Co. Ltd. Class A	141,500	281
	Shandong Pharmaceutical Glass Co. Ltd. Class A	78,800	280
[2]	Qingdao Port International Co. Ltd. Class H	476,433	279
	Rockchip Electronics Co. Ltd. Class A	26,300	279
	Hangzhou Shunwang Technology Co. Ltd. Class A	115,900	276
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	24,566	275
*	Hytera Communications Corp. Ltd. Class A	316,800	274
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	128,727	270
	C&S Paper Co. Ltd. Class A	158,800	270
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	114,200	270
	Guangdong Golden Dragon Development Inc. Class A	136,800	268
	Shanghai Baosight Software Co. Ltd.	34,100	266
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	45,050	266
	Fujian Funeng Co. Ltd. Class A	155,800	265
	Joinn Laboratories China Co. Ltd. Class A	37,020	265
	Yantai Eddie Precision Machinery Co. Ltd. Class A	107,240	264
	Intco Medical Technology Co. Ltd. Class A	83,610	264
		Shares	Market Value• ($000)
	Chongqing Water Group Co. Ltd. Class A	330,700	263
	Jiangsu Cnano Technology Co. Ltd.	33,748	263
	Shennan Circuits Co. Ltd. Class A	21,938	261
	Xiangcai Co. Ltd. Class A	215,000	261
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	157,100	260
*	Lakala Payment Co. Ltd. Class A	106,100	260
*	Jiajiayue Group Co. Ltd. Class A	121,900	260
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	156,497	259
*	Suzhou Nanomicro Technology Co. Ltd. Class A	41,917	257
	Xinyangfeng Agricultural Technology Co. Ltd. Class A	156,400	256
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	55,400	253
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	225,000	251
	China World Trade Center Co. Ltd. Class A	93,200	250
*	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	282,600	249
	Shanghai AJ Group Co. Ltd. Class A	315,233	246
	Shandong Publishing & Media Co. Ltd. Class A	145,100	243
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	314,900	243
	Shandong Shida Shenghua Chemical Group Co. Ltd. Class A	25,600	242
*	Grandjoy Holdings Group Co. Ltd. Class A	456,788	241
*	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	307,900	240
	Huali Industrial Group Co. Ltd. Class A	37,300	238
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	545,300	237
	NSFOCUS Technologies Group Co. Ltd. Class A	128,395	236
	Caida Securities Co. Ltd.	215,500	236
	Autohome Inc. Class A	31,424	233
		Shares	Market Value• ($000)
	Shanghai Huayi Group Co. Ltd. Class B	421,647	231
	Tianshan Aluminum Group Co. Ltd. Class A	218,800	230
*	An Hui Wenergy Co. Ltd. Class A	291,400	229
	Zhejiang Medicine Co. Ltd. Class A	131,900	228
	Suofeiya Home Collection Co. Ltd. Class A	83,100	227
*	Tibet Summit Resources Co. Ltd. Class A	79,600	226
	Joyoung Co. Ltd. Class A	95,700	225
*	Alpha Group Class A	166,500	224
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	315,000	222
	Shanying International Holding Co. Ltd. Class A	647,200	222
	Shenzhen Huaqiang Industry Co. Ltd. Class A	124,300	220
	Beijing Capital Development Co. Ltd. Class A	340,513	220
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	263,100	220
	North Huajin Chemical Industries Co. Ltd. Class A	215,896	218
	Shanghai Bailian Group Co. Ltd. Class B	308,716	217
*	Zhejiang Wanliyang Co. Ltd. Class A	177,600	217
	Luenmei Quantum Co. Ltd. Class A	244,900	217
	Betta Pharmaceuticals Co. Ltd. Class A	21,800	215
	Chongqing Department Store Co. Ltd. Class A	50,200	214
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	477,970	213
	Sansteel Minguang Co. Ltd. Fujian Class A	312,100	212
	Lianhe Chemical Technology Co. Ltd. Class A	121,610	211
	Skyworth Digital Co. Ltd. Class A	88,700	211
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	842,160	210
	Shaanxi International Trust Co. Ltd. Class A	446,000	210
*	China Nonferrous Metal Industry's Foreign Engineering and Construction Co. Ltd. Class A	275,400	210

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Dongguan Development Holdings Co. Ltd. Class A	145,600	210
	Visual China Group Co. Ltd. Class A	87,900	209
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	112,000	209
	Shenzhen Agricultural Products Group Co. Ltd. Class A	223,300	208
	Guangdong South New Media Co. Ltd. Class A	29,300	208
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	41,644	207
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	44,200	207
	ORG Technology Co. Ltd. Class A	296,500	205
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	305,880	204
	Camel Group Co. Ltd. Class A	148,270	204
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	410,300	201
	Juewei Food Co. Ltd. Class A	34,894	201
	Bank of Suzhou Co. Ltd. Class A	184,760	201
	NanJi E-Commerce Co. Ltd. Class A	314,099	200
	Weifu High-Technology Group Co. Ltd. Class A	82,500	199
*	Guangshen Railway Co. Ltd. Class A	505,300	199
	BOC International China Co. Ltd. Class A	127,700	198
*	Offcn Education Technology Co. Ltd. Class A	277,400	197
	Huapont Life Sciences Co. Ltd. Class A	257,600	197
	Jiangsu Expressway Co. Ltd. Class A	152,175	196
	LianChuang Electronic Technology Co. Ltd. Class A	145,110	196
	Nanjing Hanrui Cobalt Co. Ltd. Class A	40,600	195
	Easyhome New Retail Group Co. Ltd.Class A	323,400	195
	Zhejiang Runtu Co. Ltd. Class A	181,405	194
*	Shenzhen Infogem Technologies Co. Ltd. Class A	96,688	194
	Shenzhen Jinjia Group Co. Ltd. Class A	178,500	189
		Shares	Market Value• ($000)
	Beijing SL Pharmaceutical Co. Ltd. Class A	136,000	187
	Keboda Technology Co. Ltd. Class A	24,000	186
	Winner Medical Co. Ltd. Class A	21,100	185
	Autobio Diagnostics Co. Ltd. Class A	22,100	183
	Central China Securities Co. Ltd. Class A	316,700	181
*	Holitech Technology Co. Ltd. Class A	399,600	180
	Suning Universal Co. Ltd. Class A	420,023	179
*	Deppon Logistics Co. Ltd. Class A	73,700	179
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	174,300	174
[2]	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	257,236	173
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	55,700	173
	Chengdu XGimi Technology Co. Ltd. Class A	6,844	172
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	338,000	169
	Shenzhen Expressway Corp. Ltd. Class A	126,300	168
	ADAMA Ltd. Class A	134,900	167
	JL Mag Rare-Earth Co. Ltd. Class A	41,200	166
	BGI Genomics Co. Ltd. Class A	18,391	165
*	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	139,100	163
*	Jiangsu Guoxin Corp. Ltd. Class A	176,345	163
	Sinosoft Co. Ltd. Class A	28,393	160
	China National Accord Medicines Corp. Ltd. Class A	16,900	159
	Bluestar Adisseo Co. Class A	133,700	158
	SDIC Capital Co. Ltd. Class A	149,000	157
	China International Marine Containers Group Co. Ltd. Class A	155,340	157
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	203,400	155
	Beijing Sanju Environmental Protection and New Material Co. Ltd. Class A	292,200	153
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	342,000	153
		Shares	Market Value• ($000)
	Suzhou Anjie Technology Co. Ltd. Class A	77,100	146
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	381,181	146
	Opple Lighting Co. Ltd. Class A	47,874	144
	Qinhuangdao Port Co. Ltd. Class A	294,000	143
	Digital China Information Service Co. Ltd. Class A	72,800	142
	KingClean Electric Co. Ltd. Class A	35,714	140
	China Merchants Port Group Co. Ltd. Class A	48,600	140
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	81,200	137
*	Jinke Properties Group Co. Ltd. Class A	684,000	136
	Zhejiang Semir Garment Co. Ltd. Class A	138,900	135
	Guizhou Zhenhua E Chem Inc. Class A	26,227	134
	Maccura Biotechnology Co. Ltd. Class A	55,900	133
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	49,600	133
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	511,300	132
	Shenzhen Kinwong Electronic Co. Ltd. Class A	39,340	131
	Toly Bread Co. Ltd. Class A	76,654	127
	Anker Innovations Technology Co. Ltd. Class A	12,000	127
*	Jointo Energy Investment Co. Ltd. Hebei Class A	140,800	122
*	RiseSun Real Estate Development Co. Ltd. Class A	527,066	121
	Xinfengming Group Co. Ltd. Class A	81,300	121
	Qingdao Rural Commercial Bank Corp. Class A	289,500	121
	Maanshan Iron & Steel Co. Ltd. Class H	552,000	118
	Transfar Zhilian Co. Ltd. Class A	144,000	115
	China Energy Engineering Corp. Ltd. Class H	764,000	115
	Double Medical Technology Inc. Class A	19,400	109
*	Blue Sail Medical Co. Ltd. Class A	99,100	109
*	Shenzhen Aisidi Co. Ltd. Class A	83,700	105

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	Yango Group Co. Ltd. Class A	522,797	104
	Anhui Expressway Co. Ltd. Class A	76,200	104
*	Huabao Flavours & Fragrances Co. Ltd. Class A	29,400	102
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	188,500	89
	Sichuan Teway Food Group Co. Ltd. Class A	34,944	87
	Jiangling Motors Corp. Ltd. Class B	105,836	86
	Hunan Changyuan Lico Co. Ltd. Class A	52,330	84
	Qingdao Hanhe Cable Co. Ltd. Class A	139,900	82
	Red Star Macalline Group Corp. Ltd. Class A	107,580	81
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	22,700	80
	Autel Intelligent Technology Corp. Ltd. Class A	18,295	77
	Jiangling Motors Corp. Ltd. Class A	37,254	74
	Xiamen Intretech Inc. Class A	26,180	68
	China West Construction Group Co. Ltd. Class A	50,600	66
*	Oceanwide Holdings Co. Ltd. Class A	516,700	64
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	37,660	64
*	Trip.com Group Ltd.	1,802	64
	Three Squirrels Inc. Class A	18,000	55
	Sansure Biotech Inc. Class A	20,483	55
*	Shandong Chenming Paper Holdings Ltd. Class A	61,800	45
	Contec Medical Systems Co. Ltd. Class A	11,700	44
	CSG Holding Co. Ltd. Class A	30,500	29
*,3	Tianhe Chemicals Group Ltd.	3,538,329	—
			4,316,379
Colombia (0.0%)
	Bancolombia SA ADR	242,790	5,948
	Bancolombia SA	510,692	3,913
	Interconexion Electrica SA ESP	900,268	3,488
	Ecopetrol SA	5,845,448	2,847
[1]	Ecopetrol SA ADR	190,733	1,854
	Grupo Aval Acciones y Valores SA Preference Shares	8,114,368	1,015
	Grupo De Inversiones Suramericana SA Preference Shares	127,029	314
		Shares	Market Value• ($000)
	Bac Holding International Co.	1,668,242	81
	Bancolombia SA Preference Shares	11,063	68
	Grupo Aval Acciones y Valores SA ADR	21,896	54
	Cementos Argos SA Preference Shares	65,600	33
			19,615
Czech Republic (0.0%)
	CEZ A/S	319,450	17,150
	Komercni banka A/S	152,878	4,936
[2]	Moneta Money Bank A/S	670,223	2,457
	Philip Morris CR A/S	812	672
	Colt CZ Group SE	14,222	388
			25,603
Denmark (1.9%)
	Novo Nordisk A/S Class B	3,155,906	524,999
	DSV A/S	359,327	67,626
*	Vestas Wind Systems A/S	2,027,421	56,100
*	Genmab A/S	132,015	54,254
	Coloplast A/S Class B	267,752	38,578
[2]	Orsted A/S	379,935	34,099
	Carlsberg A/S Class B	184,217	30,487
*	Danske Bank A/S	1,322,687	27,955
	Novozymes A/S Class B	400,827	20,868
	AP Moller - Maersk A/S Class B	10,357	18,721
	Tryg A/S	702,455	16,601
	Chr Hansen Holding A/S	206,415	16,065
	Pandora A/S	173,001	16,013
	AP Moller - Maersk A/S Class A	5,054	9,033
	Royal Unibrew A/S	99,537	8,897
*	Demant A/S	194,951	8,355
	ROCKWOOL A/S Class B	12,807	3,102
	H Lundbeck A/S	490,004	2,594
	H Lundbeck A/S Class A	124,308	626
			954,973
Egypt (0.0%)
	Commercial International Bank Egypt SAE	4,514,970	7,829
	Egypt Kuwait Holding Co. SAE (XCAI)	554,619	637
	Telecom Egypt Co.	732,337	584
	Egypt Kuwait Holding Co. SAE	229,221	326
			9,376
Finland (0.8%)
	Nordea Bank Abp	5,225,418	58,051
	Nokia OYJ	11,400,120	48,236
	Sampo OYJ Class A	940,604	47,703
	Neste OYJ	837,581	40,593
	Kone OYJ Class B	658,351	37,559
	UPM-Kymmene OYJ	1,075,929	34,312
	Nordea Bank Abp (XHEL)	1,740,241	19,292
	Elisa OYJ	298,588	18,543
	Stora Enso OYJ Class R	1,152,993	14,628
	Metso Outotec OYJ	1,224,720	13,522
	Fortum OYJ	877,658	13,109
		Shares	Market Value• ($000)
	Valmet OYJ	339,271	11,478
	Kesko OYJ Class B	547,644	11,417
	Wartsila OYJ Abp	978,305	11,345
	Orion OYJ Class B	209,359	9,834
	Huhtamaki OYJ	189,158	6,818
	Kojamo OYJ	396,512	4,923
			401,363
France (7.6%)
	LVMH Moet Hennessy Louis Vuitton SE	497,782	478,807
	TotalEnergies SE	4,588,179	293,185
	Sanofi	2,197,542	236,825
	Schneider Electric SE	1,072,401	187,018
	Airbus SE	1,124,932	157,530
	BNP Paribas SA	2,224,784	143,751
*	L'Oreal SA Loyalty Shares	290,348	138,762
	Hermes International	62,494	135,679
	Vinci SA	1,002,050	123,945
	AXA SA	3,769,321	123,031
	EssilorLuxottica SA	600,758	118,938
*	Air Liquide SA Loyalty Shares	645,773	116,168
	Safran SA	701,839	109,150
	Pernod Ricard SA	412,950	95,371
	Kering SA	144,966	92,832
	Danone SA	1,229,292	81,359
	L'Oreal SA (XPAR)	148,892	71,158
	Air Liquide SA (XPAR)	348,814	62,748
	Capgemini SE	322,461	58,803
	STMicroelectronics NV	1,280,822	54,790
	Dassault Systemes SE	1,347,002	54,682
	Cie de Saint-Gobain	925,375	53,574
	Legrand SA	539,239	51,041
	Orange SA	3,863,564	50,288
	Cie Generale des Etablissements Michelin SCA	1,413,384	45,013
	Veolia Environnement SA	1,281,601	40,582
	Publicis Groupe SA	456,313	37,307
	Societe Generale SA	1,478,109	35,901
*	Engie SA Loyalty Shares	2,078,776	33,269
	Edenred	501,237	32,567
	Thales SA	202,423	30,890
	Credit Agricole SA	2,445,645	29,894
*	L'Oreal SA Loyalty Line 2024	57,973	27,706
	Carrefour SA	1,188,852	24,729
	Teleperformance	117,317	23,447
*,2	Worldline SA	491,975	21,402
	Engie SA (XPAR)	1,150,750	18,417
	Eiffage SA	149,685	17,816
	Eurofins Scientific SE	246,207	17,198
	Bureau Veritas SA	576,771	16,631
[1]	Alstom SA	612,374	15,392
	Bouygues SA	419,424	15,359
	Vivendi SE	1,394,859	15,322
*	Renault SA	386,952	14,373
[1]	Bollore SE	1,986,300	13,418
	Getlink SE	710,516	13,279
*	Accor SA	371,071	13,165
[2]	Euronext NV	164,079	13,049
	Sartorius Stedim Biotech	48,349	12,953
	Arkema SA	130,174	12,880

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Gecina SA	104,598	11,644
*	Rexel SA	485,052	11,236
*,1	Unibail-Rodamco-Westfield	207,793	11,143
*	Aeroports de Paris	64,641	10,272
	Electricite de France SA Class A	739,809	9,729
	Klepierre SA	380,118	9,628
	Valeo	488,292	9,535
	Dassault Aviation SA	46,843	9,154
	BioMerieux	86,051	9,010
	Remy Cointreau SA	49,915	8,637
	Ipsen SA	69,712	8,454
	SCOR SE	304,343	7,872
*	Sodexo SA ACT Loyalty Shares	71,094	7,619
[2]	Amundi SA	114,984	7,533
[2]	La Francaise des Jeux SAEM	172,909	7,390
*	SOITEC	49,891	7,369
*	Air Liquide SA	36,120	6,498
	Wendel SE	55,802	6,260
	Sodexo SA (XPAR)	55,980	5,999
	Covivio SA	102,739	5,842
*	Ubisoft Entertainment SA	191,463	5,607
*	SEB SA Loyalty Shares	37,427	4,291
*	Sodexo SA Loyalty Shares 2025	38,129	4,086
*	Eurazeo Prime De Fidelite	54,926	3,922
[1,2]	Neoen SA	123,327	3,703
[2]	ALD SA	272,513	3,283
*	JCDecaux SE	148,208	3,281
	ICADE	64,565	3,032
	SEB SA (XPAR)	18,059	2,071
	Eurazeo SE (XPAR)	27,870	1,990
*	Engie SA	122,657	1,963
	Cie de L'Odet SE	746	1,313
*	Eurazeo SE	11,587	827
*	Sodexo SA Loyalty Shares 2026	6,296	675
*	Sodexo Inc.	5,047	541
*	SEB SA PF25	3,101	356
*	SEB Prime De Fidelite 2024	2,241	257
*	Eurazeo SE Prime Fidelite 2024	1,811	129
			3,893,545
Germany (5.4%)
	SAP SE	2,238,597	302,919
	Siemens AG (Registered)	1,504,644	248,014
	Allianz SE (Registered)	810,899	203,622
	Deutsche Telekom AG (Registered)	6,830,386	164,693
	Mercedes-Benz Group AG	1,737,055	135,466
	Bayer AG (Registered)	1,984,350	130,960
*	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	282,439	106,148
	Infineon Technologies AG	2,631,579	95,834
	BASF SE	1,847,213	95,546
	Deutsche Post AG (Registered)	1,954,737	94,022
		Shares	Market Value• ($000)
	Bayerische Motoren Werke AG (XETR)	641,690	71,923
	Deutsche Boerse AG	370,720	70,700
	adidas AG Class B	338,597	59,629
*	RWE AG	1,271,524	59,617
	E.ON SE	4,470,146	59,130
	Volkswagen AG Preference Shares	404,989	55,301
*	Merck KGaA	260,955	46,807
	Deutsche Bank AG (Registered)	4,082,821	44,881
[2]	Siemens Healthineers AG	559,637	34,880
	Symrise AG Class A	262,746	31,746
	Vonovia SE	1,427,635	30,963
	MTU Aero Engines AG	107,317	28,178
	Henkel AG & Co. KGaA Preference Shares	347,639	28,106
	Beiersdorf AG	201,133	28,084
*	Daimler Truck Holding AG	849,255	28,062
	Hannover Rueck SE Class A	121,218	25,899
	Rheinmetall AG	87,426	25,606
	Brenntag SE	311,169	25,362
	Fresenius SE & Co. KGaA	825,077	23,906
*	Siemens Energy AG	952,610	23,381
*	Commerzbank AG	2,093,794	23,269
	HeidelbergCement AG	292,429	22,149
[1]	Fresenius Medical Care AG & Co. KGaA	409,281	19,860
*	QIAGEN NV	442,414	19,785
	Sartorius AG Preference Shares	48,799	18,968
*,2	Zalando SE	444,194	18,269
*,2	Covestro AG	356,018	15,619
	GEA Group AG	330,097	15,525
	Continental AG	218,714	15,347
*,2	Delivery Hero SE	375,003	14,989
	Henkel AG & Co. KGaA (XTER)	198,690	14,694
*	Deutsche Lufthansa AG (Registered)	1,209,969	13,007
	Bayerische Motoren Werke AG Preference Shares	116,451	12,378
	Puma SE	200,124	11,727
	Volkswagen AG	59,222	9,943
	Carl Zeiss Meditec AG (Bearer)	73,895	9,939
[2]	Scout24 SE	152,924	9,531
	Knorr-Bremse AG	133,407	9,351
	LEG Immobilien SE (XETR)	150,183	9,348
*	HelloFresh SE	327,583	8,796
	Nemetschek SE	108,913	8,513
	Evonik Industries AG	381,861	8,335
*	CTS Eventim AG & Co. KGaA	117,457	7,739
	Bechtle AG	165,787	7,711
[1]	thyssenkrupp AG	997,750	7,180
	LANXESS AG Class B	174,267	7,101
	Rational AG	9,630	6,975
	Telefonica Deutschland Holding AG	1,815,221	6,134
	KION Group AG	144,261	5,983
		Shares	Market Value• ($000)
	FUCHS PETROLUB SE Preference Shares	139,872	5,526
*	Talanx AG	107,097	5,386
	Sixt SE (XETR)	38,112	4,728
	Wacker Chemie AG	30,213	4,672
	Hella GmbH & Co. KGaA	46,673	3,947
*	Fraport AG Frankfurt Airport Services Worldwide	71,445	3,848
	HOCHTIEF AG	42,772	3,580
*	RTL Group SA	75,999	3,562
	United Internet AG (Registered)	175,758	3,018
	Fielmann AG	47,968	2,485
	Traton SE	100,672	2,329
*	METRO AG	270,493	2,300
[2]	DWS Group GmbH & Co. KGaA	67,123	2,232
	FUCHS PETROLUB SE	68,592	2,228
	Deutsche Wohnen SE	97,797	2,214
	Sartorius AG	5,502	1,709
*	SUSE SA	81,744	1,545
	Sixt SE Preference Shares	15,557	1,239
			2,794,098
Greece (0.1%)
*	Eurobank Ergasias Services and Holdings SA	5,122,166	7,242
	OPAP SA	376,641	6,423
	Hellenic Telecommunications Organization SA	427,505	6,247
	Mytilineos SA	206,806	6,000
*	National Bank of Greece SA	1,110,359	5,811
*	Alpha Services and Holdings SA	4,351,036	5,455
	JUMBO SA	223,578	5,151
*	Public Power Corp. SA	421,073	3,634
*	Piraeus Financial Holdings SA	1,314,015	3,108
	Motor Oil Hellas Corinth Refineries SA	114,884	2,738
	Terna Energy SA	108,095	2,396
*	GEK Terna Holding Real Estate Construction SA	101,982	1,395
*	Titan Cement International SA	69,060	1,141
	Hellenic Petroleum SA	123,008	977
*	LAMDA Development SA	132,967	821
	Viohalco SA	126,541	693
*	Aegean Airlines SA	76,910	660
	Autohellas Tourist and Trading SA	37,932	536
	Athens Water Supply & Sewage Co. SA	72,796	506
	Sarantis SA	58,908	466
	Holding Co. ADMIE IPTO SA	201,766	392
*	Ellaktor SA	165,836	361
	Quest Holdings SA	49,530	270

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*,3	FF Group	60,219	—
			62,423
Hong Kong (1.9%)
	AIA Group Ltd.	23,608,811	257,031
	Hong Kong Exchanges & Clearing Ltd.	2,561,055	106,327
	Sun Hung Kai Properties Ltd.	2,868,994	39,946
	CK Hutchison Holdings Ltd.	5,363,599	35,858
	Link REIT	5,106,830	33,403
*	Galaxy Entertainment Group Ltd.	4,347,061	30,939
	Techtronic Industries Co. Ltd.	2,644,274	28,607
	CLP Holdings Ltd.	3,302,871	24,592
	CK Asset Holdings Ltd.	3,945,938	23,333
	BOC Hong Kong Holdings Ltd.	7,253,530	22,897
	Hang Seng Bank Ltd.	1,460,537	21,649
	Hong Kong & China Gas Co. Ltd.	21,949,110	19,489
	Jardine Matheson Holdings Ltd.	397,332	19,208
	Wharf Real Estate Investment Co. Ltd.	3,116,420	17,972
*	Sands China Ltd.	4,832,304	17,307
	Power Assets Holdings Ltd.	2,752,404	15,728
	Lenovo Group Ltd.	15,050,809	15,398
	MTR Corp. Ltd.	2,919,672	14,588
	Sino Land Co. Ltd.	7,606,520	10,250
	Hongkong Land Holdings Ltd.	2,232,054	9,934
[2]	Budweiser Brewing Co. APAC Ltd.	3,426,933	9,901
	Henderson Land Development Co. Ltd.	2,606,302	9,280
[2]	WH Group Ltd.	15,676,002	8,727
*,2	Samsonite International SA	2,601,103	8,242
	PRADA SpA	1,040,735	7,663
	New World Development Co. Ltd.	2,856,554	7,618
	Xinyi Glass Holdings Ltd.	4,155,583	7,603
	Chow Tai Fook Jewellery Group Ltd.	3,555,897	7,141
	Swire Pacific Ltd. Class A	896,352	7,115
	CK Infrastructure Holdings Ltd.	1,187,559	6,761
	Hang Lung Properties Ltd.	3,650,140	6,672
[2]	ESR Group Ltd.	4,048,114	6,328
	Swire Properties Ltd.	2,146,292	5,769
	Want Want China Holdings Ltd.	8,769,807	5,593
	Orient Overseas International Ltd.	264,500	5,374
	ASMPT Ltd.	632,200	4,970
	SITC International Holdings Co. Ltd.	2,382,534	4,407
	Wharf Holdings Ltd.	1,914,643	4,378
	PCCW Ltd.	8,175,776	4,265
	Hysan Development Co. Ltd.	1,222,877	3,456
		Shares	Market Value• ($000)
[2]	BOC Aviation Ltd.	419,326	3,324
	Hang Lung Group Ltd.	1,790,040	3,147
*	Wynn Macau Ltd.	2,899,320	3,137
	Kerry Properties Ltd.	1,183,233	3,053
*	HUTCHMED China Ltd.	971,500	3,001
*	AAC Technologies Holdings Inc.	1,397,837	2,955
	Vitasoy International Holdings Ltd.	1,612,957	2,853
	Man Wah Holdings Ltd.	3,146,853	2,647
*,1	SJM Holdings Ltd.	4,726,143	2,461
	Bank of East Asia Ltd.	1,863,452	2,456
	NWS Holdings Ltd.	2,831,079	2,452
*	NagaCorp Ltd.	3,006,536	2,438
	L'Occitane International SA	922,855	2,348
*	United Energy Group Ltd.	15,262,205	2,300
[2]	Js Global Lifestyle Co. Ltd.	2,505,091	2,221
	Swire Pacific Ltd. Class B	1,663,588	2,112
*,1	MGM China Holdings Ltd.	1,545,323	2,111
	Yue Yuen Industrial Holdings Ltd.	1,375,824	2,071
*	Shangri-La Asia Ltd.	2,180,616	2,012
	VTech Holdings Ltd.	332,020	1,993
*,1	Cathay Pacific Airways Ltd.	2,037,730	1,972
*	Melco International Development Ltd.	1,601,675	1,864
*	MMG Ltd.	4,931,627	1,805
	DFI Retail Group Holdings Ltd.	599,214	1,803
	Champion REIT	3,968,530	1,657
	First Pacific Co. Ltd.	4,527,139	1,516
*	China Travel International Investment Hong Kong Ltd.	5,292,794	1,129
	Nexteer Automotive Group Ltd.	1,648,541	924
	Cafe de Coral Holdings Ltd.	656,419	919
[1]	Huabao International Holdings Ltd.	1,942,849	917
	Johnson Electric Holdings Ltd.	725,143	811
	Kerry Logistics Network Ltd.	532,965	755
	Dah Sing Financial Holdings Ltd.	289,449	742
*,1	Super Hi International Holding Ltd.	323,523	675
	Dah Sing Banking Group Ltd.	762,105	611
*,1	Haitong International Securities Group Ltd.	5,646,751	477
	Hutchison Telecommunications Hong Kong Holdings Ltd.	2,662,363	462
*,1,2	FIT Hon Teng Ltd.	2,240,242	444
	Guotai Junan International Holdings Ltd.	4,617,212	390
		Shares	Market Value• ($000)
*	China Com Rich Rene Ene Invest	14,742,000	383
*,3	Brightoil Petroleum Holdings Ltd.	3,241,567	—
*,3	Huishan Dairy	5,503,795	—
			967,067
Hungary (0.1%)
	OTP Bank Nyrt	464,724	14,162
	Richter Gedeon Nyrt	279,522	6,751
	MOL Hungarian Oil & Gas plc	726,529	5,892
*	Magyar Telekom Telecommunications plc	694,052	873
			27,678
Iceland (0.0%)
	Marel HF	1,145,201	4,936
[2]	Arion Banki HF	2,772,686	2,912
	Islandsbanki HF	2,113,099	1,930
	Kvika banki HF	8,423,794	1,130
	Hagar HF	2,087,422	1,031
	Eimskipafelag Islands HF	220,481	929
	Reitir fasteignafelag HF	1,431,854	888
	Festi HF	501,549	727
*	Icelandair Group HF	48,100,311	699
			15,182
India (4.1%)
	Housing Development Finance Corp. Ltd.	3,529,368	120,252
	Reliance Industries Ltd.	4,046,984	120,184
	Tata Consultancy Services Ltd.	2,054,298	81,220
[2]	Reliance Industries Ltd. GDR	1,271,219	75,760
	Infosys Ltd. ADR	3,790,484	58,904
	Hindustan Unilever Ltd.	1,783,870	53,694
	Infosys Ltd.	3,388,626	52,284
	Axis Bank Ltd.	4,582,676	48,374
	Bharti Airtel Ltd (XNSE)	4,801,226	47,001
	Larsen & Toubro Ltd.	1,388,470	40,255
	Bajaj Finance Ltd.	476,910	36,786
	ICICI Bank Ltd.	3,171,205	35,775
	Asian Paints Ltd.	911,720	32,447
	ITC Ltd.	5,983,785	31,204
	HCL Technologies Ltd.	2,193,952	28,684
	Maruti Suzuki India Ltd.	267,848	28,210
	Mahindra & Mahindra Ltd.	1,863,364	28,036
	Titan Co. Ltd.	840,835	27,242
	Sun Pharmaceutical Industries Ltd.	2,200,779	26,621
	Tata Steel Ltd.	16,461,950	21,825
*	Tata Motors Ltd.	3,635,146	21,689
	UltraTech Cement Ltd.	232,845	21,555
	NTPC Ltd.	9,360,039	19,742
	Nestle India Ltd.	72,960	19,436
	State Bank of India GDR (Registered)	270,365	19,065
	Power Grid Corp. of India Ltd.	6,365,543	18,510
	JSW Steel Ltd.	2,028,446	18,048

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Grasim Industries Ltd.	781,806	16,487
	Tech Mahindra Ltd.	1,224,531	15,408
	Hindalco Industries Ltd.	2,856,400	15,326
	Oil & Natural Gas Corp. Ltd.	7,476,838	14,582
	Adani Ports & Special Economic Zone Ltd.	1,636,078	13,677
	Britannia Industries Ltd.	241,524	13,467
*,2	Avenue Supermarts Ltd.	302,236	13,017
	Adani Enterprises Ltd.	550,039	13,004
	Bajaj Finserv Ltd.	775,800	12,906
[2]	HDFC Life Insurance Co. Ltd.	1,984,517	12,883
[2]	SBI Life Insurance Co. Ltd.	854,441	11,938
	Coal India Ltd.	4,070,407	11,634
	Cipla Ltd.	1,037,683	11,545
	Eicher Motors Ltd.	284,633	11,526
	Tata Consumer Products Ltd.	1,229,946	11,508
	Apollo Hospitals Enterprise Ltd.	202,324	11,200
	Dr. Reddy's Laboratories Ltd.	173,190	10,444
	Divi's Laboratories Ltd.	258,247	10,346
[2]	LTIMindtree Ltd.	181,303	9,855
	UPL Ltd.	1,070,031	9,711
*	Adani Green Energy Ltd.	808,601	9,439
	Pidilite Industries Ltd.	311,662	9,240
*	Zomato Ltd.	11,232,662	8,982
	SRF Ltd.	288,001	8,975
	Bharat Petroleum Corp. Ltd.	2,023,759	8,858
	Cholamandalam Investment and Finance Co. Ltd.	823,181	8,799
	Vedanta Ltd.	2,487,042	8,532
	Bharat Electronics Ltd.	6,721,587	8,513
*	Max Healthcare Institute Ltd.	1,504,291	8,476
	Indian Oil Corp. Ltd.	8,406,180	8,377
	Tata Power Co. Ltd.	3,375,290	8,337
	Hero MotoCorp Ltd.	265,007	8,310
*	Godrej Consumer Products Ltd.	746,707	8,297
	Shree Cement Ltd.	27,672	8,251
	Shriram Finance Ltd.	483,017	7,894
	Wipro Ltd. ADR	1,651,373	7,761
	Siemens Ltd.	181,580	7,675
	Dabur India Ltd.	1,172,930	7,656
*	Yes Bank Ltd.	39,746,194	7,649
	Bajaj Auto Ltd.	138,478	7,516
	Havells India Ltd.	491,940	7,421
	Varun Beverages Ltd.	412,352	7,308
	Info Edge India Ltd.	153,916	7,142
	Gail India Ltd.	5,321,635	6,995
	Indian Hotels Co. Ltd. Class A	1,678,547	6,982
	Hindustan Aeronautics Ltd.	191,134	6,845
*	Ambuja Cements Ltd.	1,388,020	6,750
	DLF Ltd.	1,270,990	6,648
		Shares	Market Value• ($000)
	State Bank of India	922,442	6,551
	TVS Motor Co. Ltd.	469,227	6,550
[2]	ICICI Lombard General Insurance Co. Ltd.	490,721	6,487
	Adani Total Gas Ltd.	559,633	6,485
	PI Industries Ltd.	156,253	6,480
*	Adani Transmission Ltd.	510,810	6,443
	Marico Ltd.	1,047,402	6,370
	Tube Investments of India Ltd.	199,522	6,330
	Trent Ltd.	368,257	6,173
*,2	InterGlobe Aviation Ltd.	247,941	6,143
	MRF Ltd.	5,531	6,030
	Page Industries Ltd.	11,747	5,803
	Jindal Steel & Power Ltd.	804,390	5,756
	Persistent Systems Ltd.	98,532	5,740
	Tata Elxsi Ltd.	69,700	5,688
*	United Spirits Ltd.	588,534	5,611
	SBI Cards & Payment Services Ltd.	591,390	5,597
*	Adani Power Ltd.	1,981,084	5,464
	CG Power & Industrial Solutions Ltd.	1,440,861	5,457
*,2	AU Small Finance Bank Ltd.	666,386	5,432
	Cummins India Ltd.	275,935	5,329
	Ashok Leyland Ltd.	2,962,131	5,306
	Colgate-Palmolive India Ltd.	269,476	5,262
*	PB Fintech Ltd.	709,163	5,224
	Federal Bank Ltd.	3,140,072	5,202
	Bharat Forge Ltd.	513,522	5,044
	Embassy Office Parks REIT	1,240,778	5,002
	Power Finance Corp. Ltd.	2,349,297	4,893
	Bank of Baroda	2,114,089	4,876
	APL Apollo Tubes Ltd.	332,796	4,876
*	IDFC First Bank Ltd.	6,258,674	4,725
	Indian Railway Catering & Tourism Corp. Ltd.	614,344	4,657
*,2	Bandhan Bank Ltd.	1,614,942	4,548
	Voltas Ltd.	463,308	4,540
	Bajaj Holdings & Investment Ltd.	53,937	4,526
	ABB India Ltd.	106,870	4,476
	Petronet LNG Ltd.	1,533,181	4,453
	NIIT Technologies Ltd.	85,139	4,380
	Dr Reddy's Laboratories Ltd. ADR	71,982	4,352
	Indraprastha Gas Ltd.	716,334	4,351
	Astral Ltd. (XNSE)	243,097	4,317
	Kotak Mahindra Bank Ltd.	181,015	4,308
	Lupin Ltd.	492,818	4,283
	Wipro Ltd.	902,945	4,276
	Balkrishna Industries Ltd.	164,470	4,200
	Container Corp. of India Ltd.	558,721	4,189
[2]	ICICI Prudential Life Insurance Co. Ltd.	777,199	4,141
	Bosch Ltd.	17,413	4,133
		Shares	Market Value• ($000)
	REC Ltd.	2,544,708	4,123
	Supreme Industries Ltd.	123,534	4,116
	Dalmia Bharat Ltd.	167,987	4,110
*	FSN E-Commerce Ventures Ltd.	2,726,092	4,102
	Jubilant Foodworks Ltd.	745,678	4,089
	Zee Entertainment Enterprises Ltd.	1,693,182	4,086
	Aurobindo Pharma Ltd.	531,423	4,017
	Torrent Pharmaceuticals Ltd.	198,176	4,012
[2]	Sona Blw Precision Forgings Ltd.	680,941	4,010
	Motherson Sumi Systems Ltd.	4,406,333	3,969
*	Max Financial Services Ltd.	492,748	3,861
	Mahindra & Mahindra Financial Services Ltd.	1,212,999	3,858
	Hindustan Petroleum Corp. Ltd.	1,242,101	3,821
	Mphasis Ltd.	167,474	3,736
*	ACC Ltd.	172,600	3,730
	Berger Paints India Ltd.	495,354	3,707
	Polycab India Ltd.	90,750	3,567
	Tata Communications Ltd.	227,611	3,544
	Deepak Nitrite Ltd.	151,315	3,503
	Indus Towers Ltd.	1,778,223	3,379
	Cadila Healthcare Ltd.	510,024	3,248
	Gujarat Fluorochemicals Ltd.	77,592	3,219
	NMDC Ltd. (XNSE)	2,356,824	3,138
[2]	HDFC Asset Management Co. Ltd.	143,143	3,094
	Steel Authority of India Ltd.	2,972,783	3,021
	Torrent Power Ltd.	435,356	2,942
*	Godrej Properties Ltd.	180,858	2,921
	Canara Bank	746,362	2,912
*	Tata Motors Ltd. Class A	952,217	2,909
[2]	Laurus Labs Ltd.	745,381	2,809
	Schaeffler India Ltd.	82,096	2,792
*	GMR Infrastructure Ltd.	4,896,277	2,741
	Muthoot Finance Ltd.	216,821	2,711
	Oberoi Realty Ltd.	241,229	2,708
	LIC Housing Finance Ltd.	631,320	2,665
	Aarti Industries Ltd.	383,873	2,647
	Biocon Ltd.	918,476	2,616
	Dixon Technologies India Ltd.	72,852	2,607
*	Macrotech Developers Ltd.	228,671	2,605
	Coromandel International Ltd.	224,815	2,596
	NHPC Ltd.	4,722,688	2,564
	JSW Energy Ltd.	790,925	2,531
[2]	L&T Technology Services Ltd.	53,603	2,490
*	Star Health & Allied Insurance Co. Ltd.	342,341	2,481

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	United Breweries Ltd.	136,493	2,474
	Bharat Heavy Electricals Ltd.	2,560,459	2,464
	Ipca Laboratories Ltd.	274,594	2,387
*	One 97 Communications Ltd.	295,406	2,369
	Gujarat Gas Ltd.	403,569	2,317
	Piramal Enterprises Ltd.	252,834	2,285
*	Exide Industries Ltd.	938,673	2,253
	Bata India Ltd.	121,156	2,189
	Alkem Laboratories Ltd.	49,550	2,130
	Minda Industries Ltd.	332,852	2,127
	Union Bank of India	2,271,072	2,116
	Linde India Ltd.	43,195	2,110
	Oil India Ltd.	666,162	2,082
	Glenmark Pharmaceuticals Ltd.	298,086	2,057
	L&T Finance Holdings Ltd.	1,739,695	1,977
*	Aditya Birla Capital Ltd.	953,912	1,958
	Emami Ltd.	423,817	1,946
	Honeywell Automation India Ltd.	4,462	1,946
	Oracle Financial Services Software Ltd.	44,441	1,941
	Rajesh Exports Ltd.	278,548	1,903
	Solar Industries India Ltd.	39,110	1,832
	Hindustan Zinc Ltd.	470,755	1,814
*,2	RBL Bank Ltd.	902,847	1,794
[2]	Dr Lal PathLabs Ltd.	69,923	1,675
*	Adani Wilmar Ltd.	316,631	1,602
	3M India Ltd.	5,542	1,530
	Bank of India	1,442,250	1,487
	Relaxo Footwears Ltd.	142,301	1,470
[2]	Indian Railway Finance Corp. Ltd.	3,726,350	1,450
	Castrol India Ltd.	984,699	1,445
	Patanjali Foods Ltd.	123,317	1,426
	Indian Bank	356,521	1,411
	Punjab National Bank	2,189,294	1,404
*	Vodafone Idea Ltd.	15,937,069	1,358
	GlaxoSmithKline Pharmaceuticals Ltd.	84,128	1,278
	Bayer CropScience Ltd.	25,215	1,278
	Kansai Nerolac Paints Ltd.	273,396	1,272
	Sun TV Network Ltd.	198,656	1,051
	Whirlpool of India Ltd.	60,354	978
	Vedant Fashions Ltd.	60,341	942
[2]	Nippon Life India Asset Management Ltd.	317,363	926
*	Godrej Industries Ltd.	166,707	919
*	Tata Teleservices Maharashtra Ltd.	1,003,654	754
*	IDBI Bank Ltd.	998,348	670
[2]	General Insurance Corp. of India	193,929	365
		Shares	Market Value• ($000)
*	Mangalore Refinery & Petrochemicals Ltd.	392,134	309
	Bharti Airtel Ltd.	32,300	162
			2,077,294
Indonesia (0.6%)
	Bank Central Asia Tbk PT	111,893,243	69,245
	Bank Rakyat Indonesia Persero Tbk PT	140,270,303	48,881
	Bank Mandiri Persero Tbk PT	88,673,044	31,346
	Telkom Indonesia Persero Tbk PT	93,692,224	27,138
	Astra International Tbk PT	40,971,688	18,899
*	GoTo Gojek Tokopedia Tbk PT	1,437,759,800	10,266
	Bank Negara Indonesia Persero Tbk PT	15,035,087	9,689
*	Merdeka Copper Gold Tbk PT	33,739,100	9,101
	Sumber Alfaria Trijaya Tbk PT	38,836,200	7,679
	United Tractors Tbk PT	3,064,912	6,050
	Kalbe Farma Tbk PT	38,404,437	5,560
	Adaro Energy Tbk PT	25,754,263	5,513
	Charoen Pokphand Indonesia Tbk PT	15,000,564	4,696
	Indofood Sukses Makmur Tbk PT	9,174,905	4,039
	Unilever Indonesia Tbk PT	11,765,350	3,534
	Indofood CBP Sukses Makmur Tbk PT	4,580,984	3,308
	Barito Pacific Tbk PT	51,834,350	2,956
	Indah Kiat Pulp & Paper Corp. Tbk PT	5,427,500	2,884
	Sarana Menara Nusantara Tbk PT	41,002,000	2,872
	Elang Mahkota Teknologi Tbk PT	58,544,300	2,826
*	Semen Indonesia Persero Tbk PT	6,731,719	2,738
	Indocement Tunggal Prakarsa Tbk PT	3,235,998	2,397
	Bukit Asam Tbk PT	8,352,055	2,362
	Dayamitra Telekomunikasi PT	45,647,200	2,180
	Perusahaan Gas Negara Persero Tbk PT	21,193,346	2,073
*	Vale Indonesia Tbk PT	4,142,662	1,980
	Gudang Garam Tbk PT	892,586	1,732
	Mayora Indah Tbk PT	7,227,000	1,282
	Avia Avian Tbk PT	30,505,100	1,248
*	Bumi Serpong Damai Tbk PT	16,988,240	1,235
	Hanjaya Mandala Sampoerna Tbk PT	17,319,200	1,200
	Tower Bersama Infrastructure Tbk PT	8,390,657	1,180
	XL Axiata Tbk PT	9,005,305	1,078
	Indosat Tbk PT	2,208,200	1,055
*	Jasa Marga Persero Tbk PT	4,282,519	961
		Shares	Market Value• ($000)
*	MNC Digital Entertainment Tbk PT	3,174,400	873
	LEG Immobilien SE	6,721,661	794
*	Smartfren Telecom Tbk PT	193,520,100	780
	Surya Citra Media Tbk PT	46,597,995	525
	Astra Agro Lestari Tbk PT	800,525	422
*	Media Nusantara Citra Tbk PT	10,296,366	415
	Bank Danamon Indonesia Tbk PT	1,646,227	317
			305,309
Ireland (0.2%)
	Kerry Group plc Class A	310,777	32,733
	Bank of Ireland Group plc	2,157,339	22,313
	Kingspan Group plc	304,480	21,100
	AIB Group plc	2,320,578	9,980
	Glanbia plc (XDUB)	369,887	5,609
*,3	Irish Bank Resolution Corp.	236,607	—
			91,735
Israel (0.4%)
*	Nice Ltd.	128,075	26,253
	Bank Leumi Le-Israel BM	3,096,145	24,542
	Bank Hapoalim BM	2,697,024	23,234
*	Teva Pharmaceutical Industries Ltd.	2,009,577	17,612
	Israel Discount Bank Ltd. Class A	2,486,455	12,357
*	Tower Semiconductor Ltd.	221,095	9,748
	Elbit Systems Ltd.	48,984	9,068
	ICL Group Ltd.	1,450,983	9,012
	Mizrahi Tefahot Bank Ltd.	274,708	9,009
	Bezeq The Israeli Telecommunication Corp. Ltd.	4,122,781	5,613
*	Nova Ltd.	58,329	5,424
	Azrieli Group Ltd.	74,682	4,355
	First International Bank of Israel Ltd.	105,495	3,833
	Mivne Real Estate KD Ltd.	1,316,003	3,686
*	Enlight Renewable Energy Ltd.	197,987	3,281
*	Shufersal Ltd.	533,572	2,720
	Phoenix Holdings Ltd.	243,118	2,608
	Melisron Ltd.	35,115	2,348
*	Big Shopping Centers Ltd.	27,385	2,336
	Israel Corp. Ltd.	7,277	2,131
	Harel Insurance Investments & Financial Services Ltd.	229,414	2,059
*	Strauss Group Ltd.	83,589	1,864
*	Airport City Ltd.	141,111	1,807
	Amot Investments Ltd.	331,679	1,758
	Delek Group Ltd.	16,004	1,743
	Alony Hetz Properties & Investments Ltd.	218,134	1,722

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Shapir Engineering and Industry Ltd.	229,616	1,641
	Electra Ltd.	3,602	1,547
	Energix-Renewable Energies Ltd.	422,055	1,256
	Ashtrom Group Ltd.	78,859	1,243
*	OPC Energy Ltd.	164,233	1,172
*	Fattal Holdings 1998 Ltd.	12,476	1,121
*	Shikun & Binui Ltd.	490,022	1,052
	Kenon Holdings Ltd.	32,187	856
	Elco Ltd.	18,817	653
	Gav-Yam Lands Corp. Ltd.	55,428	400
			201,064
Italy (1.7%)
	Enel SpA	15,694,362	107,226
	Intesa Sanpaolo SpA	32,700,385	85,982
	UniCredit SpA	3,784,246	74,987
	Ferrari NV	242,945	67,696
	Eni SpA	4,466,194	67,473
	Assicurazioni Generali SpA Class A	2,732,028	56,903
	Stellantis NV	2,466,178	40,905
	Moncler SpA	409,982	30,413
	Stellantis NV (XNYS)	1,726,792	28,611
	CNH Industrial NV	1,997,858	28,114
	Snam SpA	4,516,296	25,100
	Terna - Rete Elettrica Nazionale	2,836,653	24,553
	Prysmian SpA	530,363	21,705
	FinecoBank Banca Fineco SpA	1,237,101	18,752
	Mediobanca Banca di Credito Finanziario SpA	1,290,951	13,864
	Davide Campari-Milano NV	1,007,261	12,981
	Tenaris SA	789,964	11,301
[1]	Banco BPM SpA	2,752,602	11,192
[2]	Infrastrutture Wireless Italiane SpA	708,632	9,835
	Leonardo SpA	806,547	9,611
[2]	Poste Italiane SpA	922,205	9,597
	Amplifon SpA	260,561	9,565
*,2	Nexi SpA	1,117,746	9,268
	Recordati Industria Chimica e Farmaceutica SpA	195,886	9,017
	Interpump Group SpA	161,094	8,991
*,1	Telecom Italia SpA (MTAA)	22,469,365	6,609
	Italgas SpA	991,322	6,473
	A2A SpA	3,038,830	5,362
	Reply SpA	45,549	5,307
[2]	Pirelli & C SpA	999,843	5,237
	Hera SpA	1,588,307	4,945
	DiaSorin SpA	44,482	4,831
	Banca Mediolanum SpA	486,581	4,399
	Buzzi Unicem SpA	172,713	4,295
*	Telecom Italia SpA	11,373,571	3,284
	De' Longhi SpA	140,443	3,263
	UnipolSai Assicurazioni SpA	848,152	2,282
	Tenaris SA ADR	75,547	2,169
			852,098
	Shares	Market Value• ($000)
Japan (15.1%)
Toyota Motor Corp.	24,168,735	331,838
Sony Group Corp.	2,492,584	225,513
Keyence Corp.	393,174	177,304
Mitsubishi UFJ Financial Group Inc.	23,417,654	146,584
Daiichi Sankyo Co. Ltd.	3,792,269	130,130
Shin-Etsu Chemical Co. Ltd.	3,906,285	111,469
Sumitomo Mitsui Financial Group Inc.	2,588,781	105,813
Tokyo Electron Ltd.	896,320	102,634
KDDI Corp.	3,220,124	100,526
Hitachi Ltd.	1,814,736	100,381
Takeda Pharmaceutical Co. Ltd.	3,015,555	99,993
Daikin Industries Ltd.	535,431	97,251
Mitsui & Co. Ltd.	3,015,870	94,152
Nintendo Co. Ltd.	2,119,650	89,613
ITOCHU Corp.	2,699,628	89,560
Honda Motor Co. Ltd.	3,354,013	88,959
Mitsubishi Corp.	2,364,072	87,650
Recruit Holdings Co. Ltd.	2,726,214	76,480
Tokio Marine Holdings Inc.	3,758,610	75,574
Mizuho Financial Group Inc.	5,115,570	74,154
Fast Retailing Co. Ltd.	310,786	73,595
SoftBank Group Corp.	1,952,807	73,235
Hoya Corp.	696,309	73,012
Nippon Telegraph & Telephone Corp.	2,324,049	70,916
Seven & i Holdings Co. Ltd.	1,553,259	70,390
Oriental Land Co. Ltd.	1,889,429	66,865
FANUC Corp.	1,940,330	65,527
Murata Manufacturing Co. Ltd.	1,132,155	64,234
Softbank Corp.	5,507,639	62,009
SMC Corp.	113,731	56,723
Astellas Pharma Inc.	3,684,016	55,498
Denso Corp.	890,684	53,765
Japan Tobacco Inc.	2,387,075	51,362
Mitsubishi Electric Corp.	3,919,426	48,596
Fujitsu Ltd.	362,739	48,345
Canon Inc.	1,956,840	46,607
Nidec Corp.	932,069	46,121
Komatsu Ltd.	1,850,609	46,024
Bridgestone Corp.	1,134,602	45,564
Central Japan Railway Co.	365,497	45,248
Marubeni Corp.	3,077,427	43,679
Olympus Corp.	2,492,379	43,633
East Japan Railway Co.	728,319	41,676
Panasonic Holdings Corp.	4,304,384	40,542
Sumitomo Corp.	2,256,827	40,449
ORIX Corp.	2,375,121	40,407
Shiseido Co. Ltd.	783,184	39,258
Terumo Corp.	1,309,531	39,215
		Shares	Market Value• ($000)
	Asahi Group Holdings Ltd.	977,950	37,782
	FUJIFILM Holdings Corp.	715,826	37,309
	Kao Corp.	920,483	37,195
	Mitsui Fudosan Co. Ltd.	1,832,185	36,391
	Dai-ichi Life Holdings Inc.	1,934,725	35,987
	Nippon Steel Corp.	1,643,240	35,095
	Japan Post Holdings Co. Ltd.	4,234,625	34,859
	Ajinomoto Co. Inc.	953,586	34,295
	Chugai Pharmaceutical Co. Ltd.	1,311,321	33,839
	Kubota Corp.	2,181,770	33,060
	Daiwa House Industry Co. Ltd.	1,289,429	32,866
	Kyocera Corp.	614,021	32,228
*	Renesas Electronics Corp.	2,454,956	31,994
	Suzuki Motor Corp.	909,697	31,720
	Unicharm Corp.	782,978	31,609
	Eisai Co. Ltd.	532,974	30,754
	MS&AD Insurance Group Holdings Inc.	905,748	29,729
	Advantest Corp.	373,841	29,134
	Aeon Co. Ltd.	1,414,285	28,826
	Otsuka Holdings Co. Ltd.	842,600	28,666
	Mitsubishi Estate Co. Ltd.	2,238,883	27,593
	Toshiba Corp.	847,785	27,315
	Bandai Namco Holdings Inc.	1,172,830	26,641
	Sumitomo Mitsui Trust Holdings Inc.	726,298	26,181
	Sompo Holdings Inc.	622,021	25,957
	TDK Corp.	724,892	24,921
	Secom Co. Ltd.	388,673	24,888
	Sysmex Corp.	383,118	24,643
	Kirin Holdings Co. Ltd.	1,502,714	24,412
	Japan Post Bank Co. Ltd.	3,013,170	24,062
	Shimano Inc.	154,960	23,965
	Shionogi & Co. Ltd.	532,997	23,859
[1]	Nippon Yusen KK	970,944	22,952
	Sekisui House Ltd.	1,114,479	22,912
	Mitsubishi Heavy Industries Ltd.	576,225	21,851
	Kikkoman Corp.	366,873	21,731
	Nomura Holdings Inc.	6,049,580	21,687
	Nomura Research Institute Ltd.	861,238	21,668
	Omron Corp.	364,403	21,376
	Resona Holdings Inc.	4,277,151	21,317
	Yaskawa Electric Corp.	519,759	21,168
	Lasertec Corp.	153,340	20,861
	M3 Inc.	848,611	20,830
	Obic Co. Ltd.	134,069	20,657
	Inpex Corp.	1,878,898	20,561
	West Japan Railway Co.	468,049	20,286
	ENEOS Holdings Inc.	5,668,724	20,167
	Subaru Corp.	1,225,944	20,010
	NEC Corp.	516,684	19,869

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Yakult Honsha Co. Ltd.	260,998	19,631
	Sumitomo Electric Industries Ltd.	1,506,880	19,231
	Disco Corp.	168,733	19,211
	Nitori Holdings Co. Ltd.	150,194	19,125
	Nitto Denko Corp.	295,087	19,077
	Toyota Industries Corp.	322,404	18,737
	Toyota Tsusho Corp.	446,987	18,580
	Sumitomo Realty & Development Co. Ltd.	794,390	18,548
	Nippon Paint Holdings Co. Ltd.	2,036,721	18,376
	Nexon Co. Ltd.	806,872	18,228
	Sumitomo Metal Mining Co. Ltd.	477,546	17,626
	Asahi Kasei Corp.	2,475,178	17,483
	Japan Exchange Group Inc.	1,067,819	17,339
	Toray Industries Inc.	3,048,506	17,277
	NTT Data Corp.	1,268,809	17,234
	Tokyo Gas Co. Ltd.	840,492	17,216
	Tokyu Corp.	1,202,210	16,970
	Ono Pharmaceutical Co. Ltd.	842,782	16,969
	Shimadzu Corp.	539,414	16,871
[1]	Mitsui OSK Lines Ltd.	667,695	16,553
	Yamaha Motor Co. Ltd.	611,684	15,862
	Kansai Electric Power Co. Inc.	1,459,401	15,754
	Chubu Electric Power Co. Inc.	1,399,715	15,610
	MINEBEA MITSUMI Inc.	831,956	15,407
	Dentsu Group Inc.	417,520	15,045
	Pan Pacific International Holdings Corp.	804,005	15,024
	Mitsubishi Chemical Group Corp.	2,556,878	15,000
	Dai Nippon Printing Co. Ltd.	521,069	14,979
	Z Holdings Corp.	5,262,922	14,416
	MISUMI Group Inc.	563,344	14,212
	Nissan Motor Co. Ltd.	3,879,799	14,147
	Makita Corp.	492,185	13,885
	AGC Inc.	370,891	13,829
	Hankyu Hanshin Holdings Inc.	438,525	13,691
	Hamamatsu Photonics KK	256,512	13,599
	Daiwa Securities Group Inc.	2,904,302	13,490
	Capcom Co. Ltd.	356,770	13,407
	MatsukiyoCocokara & Co.	247,175	13,236
	Osaka Gas Co. Ltd.	794,091	13,135
	Nissin Foods Holdings Co. Ltd.	135,722	13,085
	Nippon Building Fund Inc.	3,092	12,965
	TIS Inc.	463,380	12,724
	Rohm Co. Ltd.	166,693	12,550
	MEIJI Holdings Co. Ltd.	517,978	12,499
	T&D Holdings Inc.	1,009,859	12,367
		Shares	Market Value• ($000)
	Kintetsu Group Holdings Co. Ltd.	365,481	12,338
	Isuzu Motors Ltd.	1,042,844	12,315
	Daito Trust Construction Co. Ltd.	129,675	12,290
	SG Holdings Co. Ltd.	852,325	12,265
	JFE Holdings Inc.	1,029,251	12,176
	Yamaha Corp.	306,752	12,089
	Taisei Corp.	351,966	11,971
	Nissan Chemical Corp.	265,653	11,806
	Trend Micro Inc.	233,690	11,419
	TOPPAN Inc.	537,107	11,418
	Kajima Corp.	860,487	11,385
	Yamato Holdings Co. Ltd.	662,476	11,380
	Obayashi Corp.	1,359,423	11,333
*	Tokyo Electric Power Co. Holdings Inc.	3,128,886	11,218
	Kyowa Kirin Co. Ltd.	500,382	11,134
	Nippon Prologis REIT Inc.	4,728	10,771
	Daifuku Co. Ltd.	581,296	10,710
	Nomura Real Estate Master Fund Inc.	9,046	10,585
	Kawasaki Kisen Kaisha Ltd.	443,700	10,574
	Tobu Railway Co. Ltd.	411,786	10,511
	Mazda Motor Corp.	1,153,192	10,436
	Japan Real Estate Investment Corp.	2,630	10,421
	Japan Metropolitan Fund Investment	13,969	10,228
	Sumitomo Chemical Co. Ltd.	3,019,230	10,203
	Fuji Electric Co. Ltd.	252,666	10,199
	Aisin Corp.	345,955	10,154
	GLP J-REIT	8,835	10,095
	Idemitsu Kosan Co. Ltd.	469,243	9,992
	TOTO Ltd.	290,192	9,925
	Keisei Electric Railway Co. Ltd.	279,131	9,850
	Sojitz Corp.	464,005	9,773
	Asics Corp.	343,935	9,613
	SBI Holdings Inc.	491,753	9,604
	Suntory Beverage & Food Ltd.	251,815	9,480
	Konami Group Corp.	192,519	9,473
	Ricoh Co. Ltd.	1,143,595	9,469
	BayCurrent Consulting Inc.	271,200	9,427
	SUMCO Corp.	684,453	9,426
	Sekisui Chemical Co. Ltd.	659,081	9,380
	Kurita Water Industries Ltd.	220,302	9,233
	Daiwa House REIT Investment Corp.	4,300	9,149
	Toho Co. Ltd.	222,007	8,820
	Koito Manufacturing Co. Ltd.	455,552	8,812
	Odakyu Electric Railway Co. Ltd.	624,700	8,726
	Keio Corp.	232,999	8,654
	Mitsui Chemicals Inc.	341,654	8,644
	Hirose Electric Co. Ltd.	63,960	8,632
	Ibiden Co. Ltd.	216,460	8,517
	Concordia Financial Group Ltd.	2,200,884	8,351
		Shares	Market Value• ($000)
	Lixil Corp.	522,576	8,226
	JSR Corp.	353,213	8,196
	Niterra Co. Ltd.	388,402	8,141
	Rakuten Group Inc.	1,630,238	8,132
	Toyo Suisan Kaisha Ltd.	181,641	8,110
	Rohto Pharmaceutical Co. Ltd.	389,550	8,082
	Seiko Epson Corp.	525,958	8,044
	NIPPON EXPRESS HOLDINGS Inc.	136,781	8,027
	Ebara Corp.	182,597	7,989
	Yokogawa Electric Corp.	490,893	7,972
	Hoshizaki Corp.	225,952	7,958
	Chiba Bank Ltd.	1,209,946	7,901
	Kobe Bussan Co. Ltd.	280,188	7,836
	Isetan Mitsukoshi Holdings Ltd.	703,049	7,762
	Square Enix Holdings Co. Ltd.	156,364	7,695
	Taiyo Yuden Co. Ltd.	246,350	7,543
	Otsuka Corp.	205,441	7,478
	Tosoh Corp.	558,742	7,465
	Shizuoka Financial Group Inc.	990,128	7,463
	Persol Holdings Co. Ltd.	360,091	7,425
	Kobayashi Pharmaceutical Co. Ltd.	118,649	7,404
	Brother Industries Ltd.	469,528	7,374
	Kyushu Railway Co.	324,688	7,373
	CyberAgent Inc.	841,068	7,340
	Hulic Co. Ltd.	846,164	7,286
	MonotaRO Co. Ltd.	475,856	7,199
	Asahi Intecc Co. Ltd.	395,667	7,160
	Azbil Corp.	255,810	7,154
	Bank of Kyoto Ltd.	145,367	7,152
	McDonald's Holdings Co. Japan Ltd.	170,400	7,099
	USS Co. Ltd.	419,821	7,055
*	ANA Holdings Inc.	321,534	7,014
	Orix JREIT Inc.	5,338	6,900
	Oji Holdings Corp.	1,753,273	6,890
	Advance Residence Investment Corp.	2,627	6,816
	Kose Corp.	58,293	6,803
	Stanley Electric Co. Ltd.	297,140	6,703
	United Urban Investment Corp.	6,010	6,673
	Shimizu Corp.	1,090,034	6,657
	Mitsubishi HC Capital Inc. (XTKS)	1,277,433	6,631
	Goldwin Inc.	71,701	6,515
	SCREEN Holdings Co. Ltd.	79,921	6,501
	IHI Corp.	257,624	6,492
	Nagoya Railroad Co. Ltd.	400,658	6,463
	GMO Payment Gateway Inc.	82,335	6,440
	Kawasaki Heavy Industries Ltd.	293,847	6,392
	Haseko Corp.	523,402	6,390
	Nikon Corp.	618,099	6,389
	NGK Insulators Ltd.	504,441	6,332
	Kuraray Co. Ltd.	676,279	6,324

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Nisshin Seifun Group Inc.	516,404	6,260
	Tokyu Fudosan Holdings Corp.	1,229,970	6,242
	Zensho Holdings Co. Ltd.	195,528	6,212
	Japan Post Insurance Co. Ltd.	382,439	6,210
	Fukuoka Financial Group Inc.	325,012	6,122
	NOF Corp.	133,850	6,116
*	Skylark Holdings Co. Ltd.	455,564	6,112
	Hikari Tsushin Inc.	44,211	6,032
	Sumitomo Forestry Co. Ltd.	278,670	6,020
	Sega Sammy Holdings Inc.	321,868	6,016
	TechnoPro Holdings Inc.	218,688	5,967
	Marui Group Co. Ltd.	373,663	5,953
	Amada Co. Ltd.	622,785	5,815
	NH Foods Ltd.	198,678	5,798
	Open House Group Co. Ltd.	144,983	5,795
	Santen Pharmaceutical Co. Ltd.	682,700	5,744
	Yokohama Rubber Co. Ltd.	262,863	5,715
	Japan Airlines Co. Ltd.	298,365	5,692
	Resonac Holdings Corp.	356,236	5,641
	Hakuhodo DY Holdings Inc.	477,698	5,629
	Nabtesco Corp.	230,243	5,550
	Nomura Real Estate Holdings Inc.	222,319	5,540
	JGC Holdings Corp.	438,554	5,486
*	Kyushu Electric Power Co. Inc.	940,268	5,475
	Keihan Holdings Co. Ltd.	198,835	5,473
	Koei Tecmo Holdings Co. Ltd.	295,400	5,432
	Lion Corp.	497,670	5,426
	THK Co. Ltd.	241,321	5,414
	Sumitomo Heavy Industries Ltd.	222,601	5,378
	Electric Power Development Co. Ltd.	334,606	5,350
	Japan Airport Terminal Co. Ltd.	108,883	5,336
	Miura Co. Ltd.	197,450	5,260
	Sanrio Co. Ltd.	113,600	5,258
	Nippon Sanso Holdings Corp.	290,856	5,248
	Hitachi Construction Machinery Co. Ltd.	212,139	5,227
	Mitsubishi Gas Chemical Co. Inc.	358,979	5,226
	J Front Retailing Co. Ltd.	494,656	5,202
	Mebuki Financial Group Inc.	2,029,873	5,200
	Cosmo Energy Holdings Co. Ltd.	161,426	5,161
	Japan Hotel REIT Investment Corp.	9,128	5,157
	Rinnai Corp.	213,048	5,149
	Nankai Electric Railway Co. Ltd.	217,938	5,084
		Shares	Market Value• ($000)
	Tokyo Tatemono Co. Ltd.	400,821	5,076
	Kansai Paint Co. Ltd.	358,502	5,054
	Ryohin Keikaku Co. Ltd.	478,046	5,031
	Itochu Techno-Solutions Corp.	194,226	5,030
	Iida Group Holdings Co. Ltd.	281,811	5,010
	Kobe Steel Ltd.	672,167	5,008
	NSK Ltd.	881,858	4,979
	Food & Life Cos. Ltd.	206,000	4,962
*	Tohoku Electric Power Co. Inc.	959,080	4,931
	Alfresa Holdings Corp.	338,113	4,896
	Keikyu Corp.	502,446	4,884
	Tsuruha Holdings Inc.	74,051	4,850
	Nifco Inc.	168,379	4,843
*	Mitsubishi Motors Corp.	1,258,264	4,836
	Japan Prime Realty Investment Corp.	1,852	4,816
	Iwatani Corp.	101,100	4,786
	Nippon Shinyaku Co. Ltd.	103,913	4,752
	Seibu Holdings Inc.	422,808	4,732
[1]	Sekisui House REIT Inc.	8,270	4,688
	Oracle Corp. Japan	64,751	4,647
	ZOZO Inc.	220,256	4,635
	Internet Initiative Japan Inc.	220,500	4,563
	Air Water Inc.	360,314	4,553
	Medipal Holdings Corp.	296,057	4,523
	Nippon Accommodations Fund Inc.	922	4,482
	Lawson Inc.	95,758	4,349
	Tokyo Century Corp.	126,411	4,349
	Industrial & Infrastructure Fund Investment Corp.	3,770	4,320
	Yamada Holdings Co. Ltd.	1,235,817	4,306
[1]	Aozora Bank Ltd.	238,874	4,285
	Credit Saison Co. Ltd.	309,090	4,282
	Nichirei Corp.	208,420	4,276
	Horiba Ltd.	77,395	4,264
	Sanwa Holdings Corp.	389,072	4,262
	Welcia Holdings Co. Ltd.	203,148	4,253
	Kamigumi Co. Ltd.	193,903	4,250
	Taiheiyo Cement Corp.	236,546	4,242
	Activia Properties Inc.	1,452	4,231
	LaSalle Logiport REIT	3,552	4,220
	Japan Logistics Fund Inc.	1,774	4,213
	Teijin Ltd.	374,258	4,180
	Mitsubishi Materials Corp.	254,000	4,159
	Casio Computer Co. Ltd.	432,508	4,115
	Toyo Seikan Group Holdings Ltd.	290,438	4,103
	Invincible Investment Corp.	9,487	4,096
		Shares	Market Value• ($000)
	COMSYS Holdings Corp.	213,389	4,083
*	SHIFT Inc.	21,900	4,077
	Nihon Kohden Corp.	146,820	4,062
	Hachijuni Bank Ltd.	905,177	4,055
*	Park24 Co. Ltd.	261,989	4,050
	Suzuken Co. Ltd.	142,109	4,045
	Nihon M&A Center Holdings Inc.	528,192	4,037
	Takashimaya Co. Ltd.	272,826	4,030
	Shimamura Co. Ltd.	43,667	4,009
	Mitsui Fudosan Logistics Park Inc.	1,064	3,998
	Kadokawa Corp.	186,500	3,977
	SHO-BOND Holdings Co. Ltd.	92,457	3,951
	Daicel Corp.	500,223	3,944
	Shinko Electric Industries Co. Ltd.	132,800	3,943
	AEON REIT Investment Corp.	3,430	3,932
*	Mercari Inc.	227,879	3,919
	Hisamitsu Pharmaceutical Co. Inc.	140,796	3,894
	NET One Systems Co. Ltd.	164,756	3,885
	Ulvac Inc.	97,446	3,868
	Tokyo Ohka Kogyo Co. Ltd.	73,978	3,862
	Taisho Pharmaceutical Holdings Co. Ltd.	89,378	3,860
	Sankyo Co. Ltd.	85,760	3,783
	Konica Minolta Inc.	906,562	3,782
	Sohgo Security Services Co. Ltd.	135,344	3,780
*	Money Forward Inc.	90,320	3,761
	Zenkoku Hosho Co. Ltd.	102,268	3,759
	SCSK Corp.	248,909	3,758
	JTEKT Corp.	454,064	3,750
	Alps Alpine Co. Ltd.	408,107	3,726
	Kagome Co. Ltd.	152,125	3,695
	EXEO Group Inc.	198,019	3,674
	Sapporo Holdings Ltd.	129,219	3,605
	Tokai Carbon Co. Ltd.	395,543	3,595
	Mori Hills REIT Investment Corp.	3,178	3,592
	Sundrug Co. Ltd.	130,270	3,591
[1]	Workman Co. Ltd.	87,921	3,582
[1]	Ito En Ltd.	115,523	3,573
	Fujikura Ltd.	522,900	3,565
	INFRONEER Holdings Inc.	450,045	3,555
	Frontier Real Estate Investment Corp.	977	3,530
	Kewpie Corp.	209,153	3,511
	Denka Co. Ltd.	174,941	3,504
	Kakaku.com Inc.	253,711	3,491
	Cosmos Pharmaceutical Corp.	35,363	3,478
	Daiwa Securities Living Investments Corp.	4,091	3,478
[1]	Kenedix Office Investment Corp.	1,536	3,396
	Nagase & Co. Ltd.	215,041	3,388
	Toho Gas Co. Ltd.	180,968	3,386
	Sumitomo Rubber Industries Ltd.	368,443	3,379

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Pigeon Corp.	216,182	3,366
	Sankyu Inc.	95,425	3,366
[1]	DMG Mori Co. Ltd.	209,365	3,359
	Kinden Corp.	245,940	3,353
	Relo Group Inc.	213,006	3,311
	Kaneka Corp.	123,436	3,284
	Iyogin Holdings Inc.	560,694	3,283
	Yamazaki Baking Co. Ltd.	239,270	3,206
*	Chugoku Electric Power Co. Inc.	608,429	3,204
	Aeon Mall Co. Ltd.	236,172	3,184
	UBE Corp.	199,676	3,168
	House Foods Group Inc.	143,682	3,159
	Calbee Inc.	144,595	3,127
	DIC Corp.	168,630	3,115
	BIPROGY Inc.	128,893	3,108
	Mitsubishi Logistics Corp.	125,074	3,099
	Sharp Corp.	428,790	3,056
	Seino Holdings Co. Ltd.	274,626	3,049
	Nippon Kayaku Co. Ltd.	332,576	3,017
	NOK Corp.	223,539	3,012
	Sugi Holdings Co. Ltd.	70,728	3,001
	Dowa Holdings Co. Ltd.	91,614	2,993
	Coca-Cola Bottlers Japan Holdings Inc.	277,104	2,986
	Nippon Electric Glass Co. Ltd.	155,779	2,974
	Hirogin Holdings Inc.	596,784	2,960
	ABC-Mart Inc.	52,021	2,956
	Fuyo General Lease Co. Ltd.	40,334	2,952
	Harmonic Drive Systems Inc.	96,141	2,939
	Sotetsu Holdings Inc.	152,799	2,909
	Rakus Co. Ltd.	189,538	2,881
	Fujitsu General Ltd.	111,947	2,880
	Zeon Corp.	278,553	2,874
	Morinaga Milk Industry Co. Ltd.	74,837	2,815
	Mabuchi Motor Co. Ltd.	99,195	2,799
	Daiichikosho Co. Ltd.	156,066	2,798
	Kotobuki Spirits Co. Ltd.	37,837	2,794
	Ship Healthcare Holdings Inc.	158,202	2,791
[1]	Mitsui High-Tec Inc.	46,200	2,786
	Toda Corp.	475,259	2,781
	Penta-Ocean Construction Co. Ltd.	569,097	2,767
	Daido Steel Co. Ltd.	71,555	2,756
	Takara Holdings Inc.	349,780	2,756
	Nishi-Nippon Railroad Co. Ltd.	149,357	2,739
	K's Holdings Corp.	307,833	2,728
	Ushio Inc.	218,824	2,722
	Rengo Co. Ltd.	415,597	2,710
	GS Yuasa Corp.	153,225	2,697
	Seven Bank Ltd.	1,316,281	2,694
	Kyushu Financial Group Inc.	742,476	2,676
	Tsumura & Co.	131,690	2,672
		Shares	Market Value• ($000)
	Yamato Kogyo Co. Ltd.	67,915	2,668
	TS Tech Co. Ltd.	197,636	2,665
	Maruichi Steel Tube Ltd.	116,741	2,641
	Amano Corp.	129,450	2,636
	Mitsui Mining & Smelting Co. Ltd.	110,045	2,620
	Yamaguchi Financial Group Inc.	424,057	2,607
	Nippon Shokubai Co. Ltd.	64,900	2,602
	Toyoda Gosei Co. Ltd.	150,120	2,575
	OKUMA Corp.	57,363	2,547
	Ezaki Glico Co. Ltd.	98,818	2,542
	Aica Kogyo Co. Ltd.	111,562	2,536
	Sumitomo Bakelite Co. Ltd.	66,279	2,535
	Descente Ltd.	79,100	2,512
	Jeol Ltd.	84,000	2,451
	Toyo Tire Corp.	203,958	2,430
	Bic Camera Inc.	289,689	2,424
*	PeptiDream Inc.	178,234	2,408
	Anritsu Corp.	261,960	2,399
	NHK Spring Co. Ltd.	322,386	2,390
	Fancl Corp.	138,047	2,389
	SMS Co. Ltd.	101,299	2,381
	Daiwa Office Investment Corp.	547	2,378
	PALTAC Corp.	61,960	2,377
	DeNA Co. Ltd.	168,982	2,373
	Canon Marketing Japan Inc.	92,718	2,318
	Ain Holdings Inc.	55,712	2,317
	FP Corp.	92,703	2,306
	Kokuyo Co. Ltd.	160,913	2,300
	Japan Steel Works Ltd.	125,900	2,287
	Chugin Financial Group Inc.	336,372	2,257
	SBI Shinsei Bank Ltd.	125,271	2,248
	Morinaga & Co. Ltd.	75,346	2,233
	GMO internet group Inc.	110,882	2,231
[1]	Yaoko Co. Ltd.	42,401	2,223
	Furukawa Electric Co. Ltd.	120,274	2,202
	Sawai Group Holdings Co. Ltd.	75,802	2,193
	Menicon Co. Ltd.	103,200	2,192
*	JMDC Inc.	61,000	2,187
	Heiwa Corp.	109,559	2,163
*	Hino Motors Ltd.	543,802	2,143
	H.U. Group Holdings Inc.	105,884	2,141
	Sumitomo Pharma Co. Ltd.	340,247	2,135
	Resorttrust Inc.	128,799	2,127
	OSG Corp.	151,240	2,125
	OBIC Business Consultants Co. Ltd.	55,691	2,115
	Kyudenko Corp.	78,961	2,106
	Pola Orbis Holdings Inc.	148,470	2,064
	As One Corp.	48,256	2,044
	AEON Financial Service Co. Ltd.	227,874	2,030
	Benesse Holdings Inc.	139,609	2,004
	Katitas Co. Ltd.	98,700	1,927
		Shares	Market Value• ($000)
	Toyota Boshoku Corp.	119,265	1,888
	Acom Co. Ltd.	757,217	1,855
	Fuji Kyuko Co. Ltd.	47,800	1,836
	Izumi Co. Ltd.	77,928	1,833
*	Shikoku Electric Power Co. Inc.	303,387	1,793
	Shochiku Co. Ltd.	19,696	1,769
	Kaken Pharmaceutical Co. Ltd.	63,144	1,739
	Justsystems Corp.	65,737	1,737
	Nipro Corp.	228,066	1,718
	NS Solutions Corp.	62,076	1,689
	Kandenko Co. Ltd.	221,763	1,671
	NEC Networks & System Integration Corp.	132,456	1,651
	Mani Inc.	123,238	1,613
	Benefit One Inc.	116,568	1,604
	Information Services International-Dentsu Ltd.	44,900	1,583
	Japan Aviation Electronics Industry Ltd.	89,381	1,568
	Ariake Japan Co. Ltd.	37,834	1,534
	Itoham Yonekyu Holdings Inc.	278,217	1,525
	Lintec Corp.	89,495	1,497
	Kusuri no Aoki Holdings Co. Ltd.	31,090	1,492
	Fuji Oil Holdings Inc.	92,974	1,436
	Toshiba TEC Corp.	47,761	1,387
*	RENOVA Inc.	94,500	1,339
	Daio Paper Corp.	160,200	1,298
	GungHo Online Entertainment Inc.	66,675	1,280
	JCR Pharmaceuticals Co. Ltd.	112,116	1,213
	Noevir Holdings Co. Ltd.	29,488	1,203
	AZ-COM Maruwa Holdings Inc.	80,800	1,191
	Matsui Securities Co. Ltd.	199,821	1,143
	Takara Bio Inc.	90,361	1,140
[1]	Toei Animation Co. Ltd.	10,785	1,099
	TBS Holdings Inc.	68,117	1,027
	Takeda Pharmaceutical Co. Ltd. ADR	61,835	1,026
	Orient Corp.	118,574	989
	Amvis Holdings Inc.	45,095	982
	ASKUL Corp.	73,422	978
	Fuji Media Holdings Inc.	87,309	818
			7,748,744
Kuwait (0.2%)
	National Bank of Kuwait SAKP	15,159,284	49,768
	Kuwait Finance House KSCP	18,054,996	44,119
	Mobile Telecommunications Co. KSCP	3,930,220	7,324
	Agility Public Warehousing Co. KSC	3,068,828	6,229
	Boubyan Bank KSCP	2,461,840	5,437
	Gulf Bank KSCP	3,707,830	3,414
	Mabanee Co. KPSC	1,341,228	3,343

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	Humansoft Holding Co. KSC	177,747	2,265
	Boubyan Petrochemicals Co. KSCP	803,985	2,144
	Burgan Bank SAK	1,856,045	1,312
			125,355
Malaysia (0.4%)
	Malayan Banking Bhd.	14,548,700	28,272
	Public Bank Bhd.	29,084,095	25,398
	CIMB Group Holdings Bhd.	13,588,273	15,438
	Tenaga Nasional Bhd.	6,563,000	13,108
	Petronas Chemicals Group Bhd.	5,811,768	9,249
	Press Metal Aluminium Holdings Bhd.	7,211,500	8,357
	CELCOMDIGI Bhd.	7,669,166	7,574
	Ihh Healthcare Bhd.	5,666,300	7,292
	Sime Darby Plantation Bhd.	7,370,705	7,094
	Axiata Group Bhd.	9,184,424	6,171
	MISC Bhd.	3,541,835	5,804
	Hong Leong Bank Bhd.	1,260,300	5,696
	PPB Group Bhd.	1,355,260	4,941
	Genting Bhd.	4,658,600	4,921
	IOI Corp. Bhd.	5,370,765	4,613
	Petronas Gas	1,145,450	4,342
	Gamuda Bhd.	4,650,500	4,332
	Dialog Group Bhd.	8,330,900	4,289
	Kuala Lumpur Kepong Bhd.	868,500	4,195
	Maxis Bhd.	4,097,700	4,048
	RHB Bank Bhd.	3,250,900	3,999
	Nestle Malaysia Bhd.	123,500	3,753
	Sime Darby Bhd.	7,068,005	3,444
	AMMB Holdings Bhd.	4,205,800	3,411
	Genting Malaysia Bhd.	5,536,200	3,372
	Malaysia Airports Holdings Bhd.	1,922,200	3,042
	Petronas Dagangan Bhd.	539,100	2,739
	QL Resources Bhd.	2,137,600	2,709
	Telekom Malaysia Bhd.	2,281,057	2,541
*	Top Glove Corp. Bhd.	10,649,000	2,348
	IJM Corp. Bhd.	6,110,840	2,142
	Hong Leong Financial Group Bhd.	438,335	1,782
	Fraser & Neave Holdings Bhd.	284,700	1,695
	Alliance Bank Malaysia Bhd.	2,232,600	1,669
[2]	MR DIY Group M Bhd.	4,417,700	1,569
	Hartalega Holdings Bhd.	3,514,100	1,485
	YTL Corp. Bhd.	9,555,924	1,417
	Westports Holdings Bhd.	1,421,296	1,127
	British American Tobacco Malaysia Bhd.	272,600	646
	Astro Malaysia Holdings Bhd.	3,131,768	488
	FGV Holdings Bhd.	1,366,400	460
			220,972
		Shares	Market Value• ($000)
Mexico (0.8%)
	America Movil SAB de CV Series B	56,901,393	61,365
	Grupo Financiero Banorte SAB de CV Class O	5,820,418	50,333
	Wal-Mart de Mexico SAB de CV	10,417,997	42,003
	Fomento Economico Mexicano SAB de CV	3,676,327	35,766
	Grupo Mexico SAB de CV Series B	6,369,633	31,321
	Grupo Bimbo SAB de CV Series A	4,461,840	23,898
	Grupo Aeroportuario del Pacifico SAB de CV Class B	696,527	12,393
	Grupo Aeroportuario del Sureste SAB de CV Class B	404,420	11,608
*	Grupo Financiero Inbursa SAB de CV Class O	4,058,849	9,879
*	Cemex SAB de CV ADR	1,519,257	9,115
*	Cemex SAB de CV	14,550,677	8,740
	Coca-Cola Femsa SAB de CV	1,056,659	8,723
	Arca Continental SAB de CV	896,883	8,535
	Fibra Uno Administracion SA de CV	5,816,189	8,035
	Grupo Elektra SAB de CV	122,287	7,838
	Gruma SAB de CV Class B	399,723	6,257
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	546,612	6,009
	Grupo Comercial Chedraui SA de CV	938,048	5,545
	Grupo Carso SAB de CV	922,445	5,207
	Grupo Televisa SAB	4,866,461	4,937
[2]	Banco del Bajio SA	1,438,843	4,734
	Alfa SAB de CV Class A	7,264,075	4,610
	Promotora y Operadora de Infraestructura SAB de CV	439,652	4,573
	Orbia Advance Corp. SAB de CV	1,984,479	4,572
	Prologis Property Mexico SA de CV	1,139,702	3,937
	Kimberly-Clark de Mexico SAB de CV Class A	1,691,726	3,837
*	Industrias Penoles SAB de CV	247,866	3,809
*	Regional SAB de CV	479,148	3,509
	GCC SAB de CV	331,600	2,636
	Becle SAB de CV	1,101,483	2,542
	Operadora De Sites Mexicanos SAB de CV	2,532,446	2,458
	El Puerto de Liverpool SAB de CV Class C1	395,010	2,412
	Qualitas Controladora SAB de CV	330,349	2,184
	Megacable Holdings SAB de CV	581,495	1,573
		Shares	Market Value• ($000)
*	Sitios Latinoamerica SAB de CV	3,541,125	1,434
	Alpek SAB de CV	745,131	788
	Concentradora Fibra Danhos SA de CV	464,214	618
			407,733
Netherlands (2.8%)
	ASML Holding NV	813,408	516,199
*	Prosus NV	1,493,646	111,775
*,2	Adyen NV	59,356	95,376
*	ING Groep NV	7,309,181	90,651
	Wolters Kluwer NV	505,698	67,002
	Koninklijke Ahold Delhaize NV Class B	1,933,008	66,466
	Heineken NV	508,024	58,334
*	DSM-Firmenich AG	350,948	45,926
	Koninklijke Philips NV	1,786,351	37,713
	ASM International NV	92,829	33,701
	Universal Music Group NV	1,505,675	32,895
	Akzo Nobel NV	351,585	29,167
	ArcelorMittal SA	962,042	27,331
	Koninklijke KPN NV	6,427,922	23,442
	Heineken Holding NV	240,334	23,068
	NN Group NV	568,280	21,191
	IMCD NV	115,176	17,339
*	EXOR NV	204,290	16,813
	Aegon NV	3,440,878	15,700
	BE Semiconductor Industries NV	157,664	14,192
	ASR Nederland NV	291,117	12,804
[1,2]	ABN AMRO Bank NV GDR	797,980	12,789
	Randstad NV	221,995	12,062
	Aalberts NV	193,154	8,921
[2]	Signify NV	250,839	8,377
*,2	Just Eat Takeaway.com NV	399,922	7,013
	OCI NV	197,090	5,193
[1]	Koninklijke Vopak NV Class B	131,066	5,008
	JDE Peet's NV	162,956	4,957
*	Allfunds Group plc	681,456	4,521
*	InPost SA	412,075	4,423
[1,2]	CTP NV	202,733	2,660
			1,433,009
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	1,145,997	19,657
*	Auckland International Airport Ltd.	2,385,462	13,061
	Spark New Zealand Ltd.	3,775,901	12,235
	EBOS Group Ltd.	321,409	8,821
	Infratil Ltd.	1,457,884	8,621
	Meridian Energy Ltd.	2,515,102	8,518
	Contact Energy Ltd.	1,555,743	7,545
	Mainfreight Ltd.	162,793	7,230
	Mercury NZ Ltd.	1,375,599	5,403
*	a2 Milk Co. Ltd.	1,464,100	5,348
	Fletcher Building Ltd.	1,601,826	4,466
	Ryman Healthcare Ltd.	1,114,888	3,663
	SKYCITY Entertainment Group Ltd.	1,492,401	2,216
	Kiwi Property Group Ltd.	3,155,590	1,799

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	Air New Zealand Ltd.	3,142,896	1,481
			110,064
Norway (0.5%)
	Equinor ASA	1,863,981	53,666
	DNB Bank ASA	2,064,595	36,316
	Norsk Hydro ASA	2,690,455	19,799
	Mowi ASA	893,343	17,044
	Telenor ASA	1,275,574	15,917
	Aker BP ASA	618,522	14,786
	Yara International ASA	327,536	13,190
	Orkla ASA	1,525,213	10,963
	TOMRA Systems ASA	472,827	7,250
	Kongsberg Gruppen ASA	153,180	6,880
	Salmar ASA	140,486	6,242
	Gjensidige Forsikring ASA	343,471	5,983
*	Adevinta ASA	546,528	4,210
*	Nordic Semiconductor ASA	316,281	3,425
	Schibsted ASA Class B	208,894	3,382
*,2	AutoStore Holdings Ltd.	1,436,404	3,094
	Aker ASA Class A	48,161	2,944
	Leroy Seafood Group ASA	524,709	2,763
	Schibsted ASA Class A	139,384	2,475
	Var Energi ASA	822,438	2,158
			232,487
Pakistan (0.0%)
	Oil & Gas Development Co. Ltd.	1,346,667	408
	Pakistan Petroleum Ltd.	1,225,773	288
	Fauji Fertilizer Co. Ltd.	732,895	266
			962
Philippines (0.2%)
	SM Prime Holdings Inc.	21,440,023	13,170
	Bdo Unibank Inc.	4,758,211	12,403
	International Container Terminal Services Inc.	2,206,205	8,652
	Bank of The Philippines Islands	3,969,575	7,721
	Ayala Land Inc.	15,019,901	7,259
	Ayala Corp.	569,647	6,598
	JG Summit Holdings Inc.	6,134,720	5,632
	Universal Robina Corp.	1,794,249	4,775
	PLDT Inc.	184,946	4,025
	Metropolitan Bank & Trust Co.	3,623,396	3,838
	Jollibee Foods Corp.	857,408	3,487
	Manila Electric Co.	532,198	3,264
[2]	Monde Nissin Corp.	14,496,900	2,451
	Aboitiz Power Corp.	3,214,211	2,210
	Globe Telecom Inc.	65,153	2,005
	Emperador Inc.	5,135,300	1,938
	Alliance Global Group Inc.	7,504,048	1,872
	Metro Pacific Investments Corp.	22,180,466	1,775
		Shares	Market Value• ($000)
	GT Capital Holdings Inc.	195,798	1,693
*	AC Energy Corp.	15,547,941	1,693
	DMCI Holdings Inc.	8,305,978	1,474
	San Miguel Corp.	732,025	1,404
*	Bloomberry Resorts Corp.	6,650,441	1,262
	Semirara Mining & Power Corp. Class A	2,425,100	1,185
	Puregold Price Club Inc.	1,939,592	1,143
*	Converge Information and Communications Technology Solutions Inc.	5,162,800	1,102
	LT Group Inc.	5,394,616	990
	Megaworld Corp.	22,608,985	818
			105,839
Poland (0.2%)
	Polski Koncern Naftowy ORLEN SA	1,161,767	17,724
	Powszechna Kasa Oszczednosci Bank Polski SA	1,724,067	13,331
	Powszechny Zaklad Ubezpieczen SA	1,126,885	10,382
*,2	Dino Polska SA	96,419	9,833
	KGHM Polska Miedz SA	277,060	7,970
	Bank Polska Kasa Opieki SA	317,518	7,347
	LPP SA	2,230	6,428
*,1,2	Allegro.eu SA	807,800	6,367
	Santander Bank Polska SA	59,827	4,866
*	Pepco Group NV	300,479	2,882
			87,130
Portugal (0.1%)
	EDP - Energias de Portugal SA	5,708,705	31,455
	Jeronimo Martins SGPS SA	555,361	14,015
	Galp Energia SGPS SA	1,018,426	12,306
*	EDP Renovaveis SA	485,551	10,793
			68,569
Qatar (0.3%)
	Qatar National Bank QPSC	8,931,157	37,818
	Qatar Islamic Bank SAQ	3,633,027	17,955
	Industries Qatar QSC	3,154,316	11,115
	Commercial Bank PSQC	6,805,927	11,037
	Masraf Al Rayan QSC	12,624,650	8,910
	Qatar International Islamic Bank QSC	2,380,585	6,508
	Qatar Gas Transport Co. Ltd.	5,570,523	6,076
	Qatar Fuel QSC	1,199,994	5,478
	Mesaieed Petrochemical Holding Co.	8,852,610	4,843
	Ooredoo QPSC	1,671,321	4,548
	Qatar Electricity & Water Co. QSC	914,426	4,204
	Qatar Navigation QSC	1,142,905	2,846
		Shares	Market Value• ($000)
	Barwa Real Estate Co.	3,856,036	2,663
	Qatar Aluminum Manufacturing Co.	5,643,566	2,403
	Doha Bank QPSC	4,809,454	2,054
	Vodafone Qatar QSC	3,441,163	1,625
*	Ezdan Holding Group QSC	3,127,081	827
			130,910
Romania (0.0%)
	Banca Transilvania SA	1,149,736	4,926
	OMV Petrom SA (XBSE)	32,706,302	3,550
	Societatea Nationala Nuclearelectrica SA	101,922	1,043
*	MED Life SA	159,533	660
	One United Properties SA	2,968,714	554
			10,733
Russia (0.0%)
*,3	Inter Rao Ues PJSC	68,280,500	—
*,3	Polyus PJSC (Registered) GDR	1	—
*,3	MMC Norilsk Nickel PJSC ADR	724,348	—
*,3	Sberbank of Russia PJSC ADR (XLON)	1,096,646	—
*,3	Sberbank of Russia PJSC	15,141,656	—
*,3	Mobile TeleSystems PJSC ADR	289,221	—
*,3	Moscow Exchange MICEX-RTS PJSC	2,697,004	—
*,3	Rosneft Oil Co. PJSC (Registered) GDR	1,744,072	—
*,3	Magnit PJSC GDR (Registered)	375,829	—
*,3	MMC Norilsk Nickel PJSC	22,643	—
*,3	Sberbank of Russia PJSC ADR	2,249	—
*,3	LUKOIL PJSC ADR	509,946	—
*,3	Gazprom PJSC ADR	6,827,148	—
*,3	Surgutneftegas PJSC ADR	1,031,634	—
*,3	Severstal PAO GDR (Registered)	297,905	—
*,3	Tatneft PJSC ADR	403,718	—
*,3	VTB Bank PJSC GDR (Registered)	1,904,444	—
*,1,3	Rostelecom PJSC ADR	98,835	—
*,3	Alrosa PJSC	4,689,820	—
*,3	PhosAgro PJSC	16,169	—
*,3	United Co. Rusal International	4,778,250	—
*,3	Sistema PJSFC (Registered) GDR	185,097	—
*,3	Unipro PJSC	22,147,100	—
*,3	Polyus PJSC	53,186	—
*,3	Raspadskaya OJSC	120,950	—
*,3	RusHydro PJSC	217,254,634	—
*,3	Aeroflot PJSC	1,875,381	—
*,3	Rostelecom PJSC	1,223,758	—
*,3	Tatneft PJSC	470,953	—
*,3	Novolipetskiy Metallurgicheskiy Kombinat PJSC	2,190,647	—
*,3	Mobile TeleSystems PJSC	1,107,812	—
*,3	Magnit PJSC	66,366	—

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*,3	Novatek PJSC	2,025,468	—
*,3	Gazprom PJSC	6,439,237	—
*,3	Mosenergo PJSC	17,082,000	—
*,3	Transneft PJSC Preference Shares	2,923	—
*,3	Federal Grid Co.	489,926,667	—
*,3	Lukoil PJSC	221,305	—
*,3	M Video PJSC	79,232	—
*,3	Rosneft Oil Co. PJSC	466,895	—
*,3	Magnitogorsk Iron & Steel Works PJSC	3,955,368	—
*,3	Tatneft PJSC Preference Shares	191,100	—
*,3	VTB Bank PJSC	5,529,218,867	—
*,3	ROSSETI PJSC	54,338,896	—
*,3	Bashneft PJSC Preference Shares	37,751	—
*,3	Sistema PJSFC	1,475,900	—
*,3	Severstal PAO PJSC	69,236	—
*,3	Surgutneftegas PJSC	3,872,600	—
*,3	Surgutneftegas PJSC Preference Shares	14,258,400	—
*,3	Credit Bank of Moscow PJSC	22,920,900	—
*,3	Sovcomflot PJSC	702,230	—
*,2,3	Segezha Group PJSC	4,388,900	—
*,3	PhosAgro PJSC GDR	1,038	—
*,3	PhosAgro PJSC GDR (Registered)	161,274	—
			—
Saudi Arabia (1.2%)
	Al Rajhi Bank	3,952,879	81,587
	Saudi National Bank	4,379,416	57,478
[2]	Saudi Arabian Oil Co.	5,663,573	54,592
	Saudi Basic Industries Corp.	1,812,560	44,848
	Saudi Telecom Co.	3,617,535	43,541
*	Saudi Arabian Mining Co.	1,628,244	30,459
	Riyad Bank	2,966,639	23,927
	Saudi British Bank	2,021,764	19,629
	SABIC Agri-Nutrients Co.	470,057	16,901
	Alinma Bank	1,981,098	16,866
	Dr Sulaiman Al Habib Medical Services Group Co.	185,685	14,264
	Banque Saudi Fransi	1,187,697	12,324
	International Co. For Water & Power Projects	268,294	11,286
*	Bank AlBilad	991,664	11,053
	Saudi Electricity Co.	1,574,923	10,210
	Arab National Bank	1,346,493	9,873
	Etihad Etisalat Co.	761,116	9,387
	Almarai Co. JSC	507,377	8,004
	Sahara International Petrochemical Co.	725,068	7,560
	Bupa Arabia for Cooperative Insurance Co.	146,437	6,907
	Yanbu National Petrochemical Co.	555,134	6,665
	Mouwasat Medical Services Co.	95,830	6,333
	Elm Co.	51,894	6,154
	Jarir Marketing Co.	118,986	5,191
	Saudi Industrial Investment Group	749,505	5,111
*	Saudi Kayan Petrochemical Co.	1,479,245	5,022
		Shares	Market Value• ($000)
*	Dar Al Arkan Real Estate Development Co.	1,079,878	4,662
	Savola Group	528,180	4,499
	Saudi Tadawul Group Holding Co.	97,989	4,398
	Saudi Investment Bank	988,722	4,339
	Bank Al-Jazira	816,327	4,271
	Arabian Internet & Communications Services Co.	51,773	3,875
	Nahdi Medical Co.	79,791	3,834
	Dallah Healthcare Co.	82,258	3,748
*	Saudi Research & Media Group	66,194	3,722
*	Mobile Telecommunications Co. Saudi Arabia	886,793	3,552
	Abdullah Al Othaim Markets Co.	89,313	3,424
*	Co. for Cooperative Insurance	123,857	3,412
	Advanced Petrochemical Co.	255,629	3,264
*	Rabigh Refining & Petrochemical Co.	867,373	2,586
*	National Industrialization Co.	656,874	2,409
	Saudia Dairy & Foodstuff Co.	31,221	2,322
	Saudi Cement Co.	152,856	2,298
	Saudi Airlines Catering Co.	82,072	2,086
*	Seera Group Holding	300,281	1,995
	Southern Province Cement Co.	137,988	1,940
*	Emaar Economic City	741,402	1,922
	Arabian Centres Co. Ltd.	326,005	1,891
	Yamama Cement Co.	194,389	1,709
	Qassim Cement Co.	90,222	1,660
	United Electronics Co.	76,972	1,579
	Yanbu Cement Co.	158,271	1,516
	BinDawood Holding Co.	59,310	1,086
			603,171
Singapore (0.9%)
	DBS Group Holdings Ltd.	3,644,934	90,066
	Oversea-Chinese Banking Corp. Ltd.	7,091,102	67,088
	United Overseas Bank Ltd.	2,599,212	55,202
	Singapore Telecommunications Ltd.	15,115,030	28,966
	CapitaLand Integrated Commercial Trust	10,232,980	15,625
	CapitaLand Ascendas REIT	6,912,841	14,876
	Capitaland Investment Ltd.	5,142,228	14,394
	Keppel Corp. Ltd.	2,797,132	12,988
	Wilmar International Ltd.	4,217,418	12,457
	Singapore Exchange Ltd.	1,643,866	11,830
	Singapore Airlines Ltd.	2,552,356	11,226
		Shares	Market Value• ($000)
	Genting Singapore Ltd.	11,868,090	10,097
	Mapletree Logistics Trust	6,499,478	8,506
	Singapore Technologies Engineering Ltd.	3,060,693	8,332
*	Sembcorp Marine Ltd.	84,005,612	7,835
	Mapletree Industrial Trust	3,840,442	6,865
	Venture Corp. Ltd.	530,882	6,782
	Mapletree Pan Asia Commercial Trust	4,683,003	6,203
	Sembcorp Industries Ltd.	1,866,602	6,006
	Frasers Logistics & Commercial Trust	5,759,934	5,846
	UOL Group Ltd.	1,013,218	5,286
	Jardine Cycle & Carriage Ltd.	202,388	5,155
	City Developments Ltd.	966,991	5,059
	Suntec REIT	4,345,866	4,405
	Keppel DC REIT	2,590,874	4,189
	NetLink NBN Trust	5,689,116	3,735
	ComfortDelGro Corp. Ltd.	4,041,791	3,618
	CapitaLand Ascott Trust	4,087,765	3,319
*	SATS Ltd.	1,690,287	3,229
	Keppel REIT	4,386,168	2,868
	Olam Group Ltd.	2,210,013	2,668
	Hutchison Port Holdings Trust Class U	10,440,363	1,981
*	Yangzijiang Financial Holding	4,972,896	1,440
	Singapore Post Ltd.	2,976,352	1,140
	StarHub Ltd.	1,374,697	1,032
*	SIA Engineering Co. Ltd.	505,816	848
			451,162
South Africa (0.9%)
	Naspers Ltd. Class N	388,373	69,232
	FirstRand Ltd.	10,032,459	35,357
	Gold Fields Ltd.	1,772,258	27,618
	MTN Group Ltd.	3,627,692	25,480
	Standard Bank Group Ltd.	2,678,064	25,109
[1]	Absa Group Ltd.	1,670,614	16,251
	Impala Platinum Holdings Ltd.	1,640,323	15,970
	Bid Corp. Ltd.	670,762	15,281
	Capitec Bank Holdings Ltd.	170,674	14,877
	Sasol Ltd.	1,124,891	14,648
	Sibanye Stillwater Ltd.	5,668,187	12,531
	Shoprite Holdings Ltd.	979,158	11,950
[1]	Sanlam Ltd.	3,524,390	10,879
[1]	Nedbank Group Ltd.	843,281	9,742
	Bidvest Group Ltd.	683,625	9,364
*	Discovery Ltd.	1,055,052	8,299
	Vodacom Group Ltd.	1,201,585	8,236
	Remgro Ltd.	1,009,355	7,726
	Aspen Pharmacare Holdings Ltd.	748,390	7,490
*	Northam Platinum Holdings Ltd.	745,589	7,300
	Clicks Group Ltd.	494,465	7,220

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Anglo American Platinum Ltd.	113,607	6,736
	Woolworths Holdings Ltd.	1,854,563	6,603
	Reinet Investments SCA	276,007	6,029
	Old Mutual Ltd. (XZIM)	9,062,688	5,765
	NEPI Rockcastle NV	945,533	5,708
	Exxaro Resources Ltd.	487,466	5,122
	Harmony Gold Mining Co. Ltd.	1,071,256	5,018
[1]	Growthpoint Properties Ltd.	6,852,274	4,776
	Mr Price Group Ltd.	522,198	4,296
[2]	Pepkor Holdings Ltd.	4,200,737	3,894
	Multichoice Group	594,108	3,717
	Tiger Brands Ltd.	318,481	3,451
	Foschini Group Ltd.	658,302	3,413
	Life Healthcare Group Holdings Ltd.	2,798,212	3,175
	Outsurance Group Ltd.	1,663,293	3,169
	Investec Ltd.	559,678	3,078
	Redefine Properties Ltd.	13,533,123	2,871
	African Rainbow Minerals Ltd.	217,637	2,734
	Kumba Iron Ore Ltd.	111,540	2,712
	Momentum Metropolitan Holdings	2,612,364	2,647
	Sappi Ltd.	1,159,932	2,639
	Netcare Ltd.	2,887,266	2,522
	AVI Ltd.	672,111	2,508
	Pick n Pay Stores Ltd.	704,024	1,670
	Santam Ltd.	79,784	1,240
	Royal Bafokeng Platinum Ltd.	156,952	1,232
[2]	Dis-chem Pharmacies Ltd.	770,454	1,123
	Transaction Capital Ltd.	1,134,244	755
			459,163
South Korea (3.2%)
	Samsung Electronics Co. Ltd. (XKRX)	9,765,787	480,517
	SK Hynix Inc.	1,085,755	73,053
	Samsung Electronics Co. Ltd. Preference Shares	1,396,992	58,401
	Samsung SDI Co. Ltd. (XKRX)	104,102	54,026
	LG Chem Ltd. (XKRX)	93,408	51,887
	NAVER Corp.	287,968	41,719
	Hyundai Motor Co.	279,711	41,433
	Kia Corp.	517,145	32,753
*,1	LG Energy Solution Ltd.	69,576	30,324
	Celltrion Inc.	221,171	26,649
	Kakao Corp.	607,067	26,583
	POSCO Holdings Inc. (XNYS) ADR	350,805	24,949
*,2	Samsung Biologics Co. Ltd.	36,933	21,601
	Hyundai Mobis Co. Ltd.	124,861	20,335
	Hana Financial Group Inc.	578,866	18,190
[1]	POSCO Holdings Inc.	64,164	18,159
		Shares	Market Value• ($000)
	LG Electronics Inc. (XKRX)	210,665	17,299
	KB Financial Group Inc. ADR (XNYS)	443,449	16,536
[1]	Ecopro BM Co. Ltd.	79,128	15,890
	Shinhan Financial Group Co. Ltd.	542,257	14,197
	KT&G Corp.	215,901	13,835
[1]	POSCO Future M Co. Ltd.	54,856	13,808
	Samsung C&T Corp.	167,876	13,787
*	SK Innovation Co. Ltd.	105,264	13,700
	KB Financial Group Inc.	353,982	13,138
[1]	Shinhan Financial Group Co. Ltd. ADR	462,377	12,142
	Samsung Electro-Mechanics Co. Ltd.	111,856	12,097
	LG Corp.	175,307	11,474
	Woori Financial Group Inc.	1,273,804	11,203
	Samsung Fire & Marine Insurance Co. Ltd.	64,698	10,884
*	Doosan Enerbility Co. Ltd.	842,062	10,551
[1]	Celltrion Healthcare Co. Ltd.	199,922	10,421
[1]	L&F Co. Ltd.	46,477	9,277
*	Meritz Financial Group Inc.	264,650	9,110
	NCSoft Corp.	31,821	9,004
[1]	HMM Co. Ltd.	584,530	8,953
	SK Inc.	72,185	8,803
*	Krafton Inc.	58,909	8,510
	LG H&H Co. Ltd. (XKRX)	17,466	8,156
*	Hanwha Solutions Corp.	210,142	7,562
*	HYBE Co. Ltd.	36,910	7,464
	Samsung Life Insurance Co. Ltd.	149,834	7,428
[1]	Korea Zinc Co. Ltd.	19,189	7,375
*	Samsung Engineering Co. Ltd.	319,653	6,977
	Samsung SDS Co. Ltd.	73,360	6,450
*	SK Square Co. Ltd.	197,691	6,300
	Korean Air Lines Co. Ltd.	355,770	6,103
	Hyundai Motor Co. Preference Shares (XKRX)	71,857	5,961
	Korea Aerospace Industries Ltd.	140,918	5,788
	LG Innotek Co. Ltd.	28,703	5,713
	DB Insurance Co. Ltd.	90,789	5,707
[1]	KakaoBank Corp.	340,110	5,631
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	86,368	5,493
[1]	Amorepacific Corp.	59,197	5,477
*,1	HLB Inc.	202,791	5,389
	Hanwha Aerospace Co. Ltd.	69,340	5,336
*	Samsung Heavy Industries Co. Ltd.	1,246,494	5,310
		Shares	Market Value• ($000)
*	LG Display Co. Ltd.	448,043	4,995
*	Korea Electric Power Corp.	346,907	4,843
	Orion Corp.Republic of Korea	43,511	4,717
	S-Oil Corp.	83,295	4,665
	Hyundai Glovis Co. Ltd.	37,784	4,635
[1]	Lotte Chemical Corp.	36,396	4,587
	Yuhan Corp.	105,969	4,569
	HD Hyundai Co. Ltd.	102,983	4,567
	LG Chem Ltd. Preference Shares	15,153	4,434
	Hyundai Engineering & Construction Co. Ltd.	142,433	4,382
[1]	Coway Co. Ltd.	114,300	4,197
	Hyundai Steel Co.	151,107	4,132
	CJ CheilJedang Corp. (XKRX)	16,861	3,904
	Industrial Bank of Korea	516,933	3,893
	Hankook Tire & Technology Co. Ltd.	147,782	3,817
[1]	Hotel Shilla Co. Ltd.	61,933	3,784
[1]	Hanmi Pharm Co. Ltd.	15,486	3,746
	LG Uplus Corp.	423,550	3,494
	Kumho Petrochemical Co. Ltd.	33,864	3,463
[1]	F&F Co. Ltd.	32,446	3,433
	Hyundai Marine & Fire Insurance Co. Ltd.	121,951	3,426
[1,3]	OCI Co. Ltd.	37,066	3,334
	Samsung Securities Co. Ltd.	128,468	3,261
	Hyundai Motor Co. Preference Shares	40,775	3,236
	Korea Investment Holdings Co. Ltd.	77,806	3,216
*,1,2	SK IE Technology Co. Ltd.	52,660	3,062
	GS Holdings Corp.	100,654	2,991
	Kangwon Land Inc.	210,342	2,980
*	Hyundai Heavy Industries Co. Ltd.	36,043	2,965
[1]	SKC Co. Ltd.	39,294	2,935
	BNK Financial Group Inc.	579,637	2,884
	Fila Holdings Corp.	104,258	2,864
	E-MART Inc.	39,021	2,854
	Mirae Asset Securities Co. Ltd.	508,793	2,644
*,1	SK Biopharmaceuticals Co. Ltd.	49,328	2,551
*,1	Celltrion Pharm Inc.	40,544	2,485
[1]	HL Mando Co. Ltd.	67,317	2,339
	LS Corp.	34,584	2,323
[1]	Korea Electric Power Corp. ADR	326,843	2,294
*	Hyundai Mipo Dockyard Co. Ltd.	40,987	2,256
	Hanon Systems	322,271	2,215
*,1	Alteogen Inc.	66,756	2,186
*,1	SK Bioscience Co. Ltd.	40,560	2,143
[1]	Shinsegae Inc.	13,585	2,097
	Hyundai Doosan Infracore Co. Ltd.	281,858	2,085

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	GS Engineering & Construction Corp.	127,553	2,070
	NH Investment & Securities Co. Ltd.	294,456	2,062
*	Pearl Abyss Corp.	61,474	1,991
	Cheil Worldwide Inc.	142,874	1,977
*,1	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	94,707	1,916
	Doosan Bobcat Inc.	48,707	1,869
[1]	Lotte Energy Materials Corp.	41,200	1,864
[1]	NongShim Co. Ltd.	6,244	1,850
[1]	Posco International Corp.	91,306	1,836
	LG Electronics Inc. Preference Shares	49,495	1,823
	BGF retail Co. Ltd.	12,835	1,791
*,1	Kakaopay Corp.	42,928	1,764
*,1	Kakao Games Corp.	57,389	1,744
	CJ Corp.	24,900	1,705
	LOTTE Fine Chemical Co. Ltd.	36,234	1,664
[1]	S-1 Corp.	38,056	1,662
*,1,2	Netmarble Corp.	33,798	1,646
	DL E&C Co. Ltd.	60,827	1,607
[1]	AMOREPACIFIC Group	58,539	1,605
[1]	Pan Ocean Co. Ltd.	388,565	1,586
	DGB Financial Group Inc.	302,310	1,550
	GS Retail Co. Ltd.	76,397	1,522
	Hanwha Corp. (XKRX)	74,671	1,516
[1]	Hanmi Science Co. Ltd.	45,775	1,503
	Samsung SDI Co. Ltd. Preference Shares	5,902	1,500
	KCC Corp.	8,532	1,422
[1]	Wemade Co. Ltd.	33,650	1,410
	Samsung Card Co. Ltd.	62,921	1,402
[1]	Lotte Shopping Co. Ltd.	22,219	1,328
[1]	Hyundai Wia Corp.	31,000	1,303
[1]	Hanjin Kal Corp.	43,742	1,295
*,1	Daewoo Engineering & Construction Co. Ltd.	368,036	1,164
[1]	Lotte Corp.	55,196	1,158
*	CJ ENM Co. Ltd.	19,381	1,157
	SK Chemicals Co. Ltd.	20,779	1,110
	Hyundai Department Store Co. Ltd.	28,501	1,104
[1]	SD Biosensor Inc.	69,302	1,081
*	Korea Gas Corp.	53,684	1,077
[1]	KEPCO Plant Service & Engineering Co. Ltd.	40,103	1,073
	Green Cross Corp.	11,458	1,062
*,1	Paradise Co. Ltd.	91,433	1,053
[1]	Seegene Inc.	57,570	1,049
*	Hanwha Life Insurance Co. Ltd.	558,778	1,038
[1]	SK Networks Co. Ltd.	293,505	1,024
	Hite Jinro Co. Ltd.	60,827	1,014
	SSANGYONG C&E Co. Ltd.	226,645	992
		Shares	Market Value• ($000)
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	7,608	950
	DL Holdings Co. Ltd.	25,620	949
[1]	CJ Logistics Corp.	15,917	919
	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	333,315	918
	SK Telecom Co. Ltd.	25,433	906
*,1	Shin Poong Pharmaceutical Co. Ltd.	66,853	905
	LG H&H Co. Ltd. Preference Shares	4,509	903
	Dongsuh Cos. Inc.	59,769	859
	Ottogi Corp.	2,473	854
	Solus Advanced Materials Co. Ltd.	26,324	798
	Hanwha Corp. Preference Shares	65,914	711
	Lotte Chilsung Beverage Co. Ltd.	5,667	661
*	NHN Corp.	31,965	651
	Amorepacific Corp. (XKRX) Preference Shares	19,249	577
*	Hanwha Galleria Co. Ltd.	236,997	305
	Hyundai Engineering & Construction Co. Ltd. Preference Shares	4,186	161
	CJ CheilJedang Corp. Preference Shares	649	71
	SK Telecom Co. Ltd. ADR	7	—
			1,636,738
Spain (1.6%)
	Iberdrola SA (XMAD)	12,027,426	155,853
	Banco Santander SA	33,023,872	116,015
	Banco Bilbao Vizcaya Argentaria SA	12,140,384	88,880
	Industria de Diseno Textil SA	2,116,973	72,775
*	Amadeus IT Group SA	907,715	63,799
*,2	Cellnex Telecom SA	1,130,451	47,596
	Telefonica SA	10,059,657	45,693
	Repsol SA	2,572,099	37,783
	Ferrovial SA	950,322	29,796
	CaixaBank SA	7,691,626	28,471
*,2	Aena SME SA	141,902	23,899
	Red Electrica Corp. SA	872,490	15,863
	Endesa SA	638,375	14,320
	ACS Actividades de Construccion y Servicios SA	408,670	14,051
	Enagas SA	496,892	9,948
	Naturgy Energy Group SA	292,762	9,116
	Acciona SA	46,209	8,562
	Bankinter SA	1,388,525	8,211
*	Grifols SA	602,750	6,204
	Merlin Properties Socimi SA	684,165	6,049
	Inmobiliaria Colonial Socimi SA	691,712	4,422
*	Grifols SA (XMAD) Preference Shares	597,397	4,420
		Shares	Market Value• ($000)
*	Corp. ACCIONA Energias Renovables SA	116,389	4,179
	Mapfre SA	1,991,733	3,990
			819,895
Sweden (2.0%)
	Investor AB	3,607,233	77,495
	Atlas Copco AB Class A	5,099,622	73,762
	Volvo AB Class B	3,060,114	62,918
	Assa Abloy AB Class B	1,960,155	46,703
	Sandvik AB	2,170,187	44,206
	Hexagon AB Class B	3,773,552	43,206
[2]	Evolution AB	322,730	43,119
	Atlas Copco AB Class B	3,045,740	39,067
	Essity AB Class B	1,229,575	37,263
	Skandinaviska Enskilda Banken AB Class A	3,243,193	36,878
	Swedbank AB Class A	2,029,009	35,257
	Telefonaktiebolaget LM Ericsson Class B	6,064,711	33,390
	Nibe Industrier AB Class B	2,926,527	32,768
	Svenska Handelsbanken AB Class A	2,991,455	26,444
	Epiroc AB Class A	1,292,888	25,901
	Investor AB (XSTO)	1,129,981	24,778
	Alfa Laval AB	625,045	22,931
	Boliden AB	551,896	19,723
	H & M Hennes & Mauritz AB Class B	1,331,663	19,523
	Svenska Cellulosa AB SCA Class B	1,169,137	16,040
	EQT AB	684,521	14,743
	SKF AB Class B	776,869	14,070
	Telia Co. AB	4,984,720	13,878
	Indutrade AB	567,979	13,638
	Epiroc AB Class B	717,818	12,359
	SSAB AB Class B	1,782,426	12,048
	Tele2 AB Class B	1,121,012	11,912
	Skanska AB Class B	727,705	11,903
	Trelleborg AB Class B	462,832	11,630
	Getinge AB Class B	453,397	11,508
[1]	Industrivarden AB Class C	379,783	10,845
	Beijer Ref AB Class B	658,968	10,779
	Lifco AB Class B	458,982	10,467
	Saab AB Class B	184,487	10,359
	Securitas AB Class B	987,642	8,853
*	Swedish Orphan Biovitrum AB	355,794	8,658
	Volvo AB Class A	399,089	8,451
	Sagax AB Class B	333,299	8,175
*	Kinnevik AB Class B	485,674	7,979
	Holmen AB Class B	195,710	7,404
	L E Lundbergforetagen AB Class B	150,827	7,237
	Husqvarna AB Class B	769,687	6,643
[1]	Electrolux AB Class B	438,288	6,612
[1]	Castellum AB	519,637	6,317
	Investment AB Latour Class B	291,606	6,314
*	Fastighets AB Balder Class B	1,252,089	5,830

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Sweco AB Class B	409,289	5,487
	Axfood AB	220,360	5,469
	Industrivarden AB Class A	180,678	5,170
*,1	Volvo Car AB Class B	1,097,080	4,528
	Sagax AB Class D	354,266	936
[1]	Svenska Handelsbanken AB Class B	76,049	836
	Skandinaviska Enskilda Banken AB Class C	53,527	683
	Husqvarna AB Class A	56,030	481
	Telefonaktiebolaget LM Ericsson Class A	74,560	457
	Svenska Cellulosa AB SCA Class A	31,616	432
	SSAB AB Class A	30,179	214
			1,044,677
Switzerland (6.2%)
	Nestle SA (Registered)	5,443,316	698,321
	Roche Holding AG	1,396,653	437,348
	Novartis AG (Registered)	4,017,400	410,955
	Cie Financiere Richemont SA Class A (Registered)	1,031,233	170,464
	Zurich Insurance Group AG	299,390	145,190
*	UBS Group AG (Registered)	5,776,034	117,557
	ABB Ltd. (Registered)	3,070,495	110,764
	Lonza Group AG (Registered)	149,276	93,095
	Sika AG (Registered) Class A	292,166	80,703
*	Holcim AG	1,099,268	72,632
	Alcon Inc.	929,162	67,658
	Swiss Re AG	581,562	58,566
	Givaudan SA (Registered)	16,015	56,020
	Partners Group Holding AG	44,743	43,434
*	Swiss Life Holding AG (Registered)	61,280	40,448
	Geberit AG (Registered)	68,763	39,165
	Swisscom AG (Registered)	51,240	35,179
	Straumann Holding AG (Registered)	214,931	32,337
	Sonova Holding AG (Registered)	101,907	32,317
	Julius Baer Group Ltd.	424,825	30,441
	Kuehne & Nagel International AG (Registered)	99,971	29,617
	SGS SA (Registered)	296,775	26,857
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	2,094	25,855
	Chocoladefabriken Lindt & Spruengli AG (Registered)	202	24,899
	Roche Holding AG (Bearer)	63,097	21,352
	Swatch Group AG (Bearer)	61,143	20,976
		Shares	Market Value• ($000)
	Schindler Holding AG (XSWX)	84,161	18,808
[2]	VAT Group AG	51,828	18,284
*	SIG Group AG	662,527	17,733
	Logitech International SA (Registered)	287,416	17,008
	Barry Callebaut AG (Registered)	7,168	15,304
	Baloise Holding AG (Registered)	91,428	15,304
	Swiss Prime Site AG (Registered)	152,875	13,838
	Georg Fischer AG (Registered)	164,148	11,970
	EMS-Chemie Holding AG (Registered)	14,247	11,701
*	Adecco Group AG (Registered)	322,424	11,090
*	Tecan Group AG (Registered)	25,382	11,061
	PSP Swiss Property AG (Registered)	90,240	10,627
	Helvetia Holding AG (Registered)	70,828	10,595
	Temenos AG (Registered)	122,038	10,280
	Belimo Holding AG (Registered)	18,718	9,034
	Schindler Holding AG (Registered)	36,163	7,725
*	Clariant AG (Registered)	457,730	7,635
	Flughafen Zurich AG (Registered)	37,699	7,256
	Bachem Holding AG	61,943	6,767
*	Credit Suisse Group AG (Registered)	7,295,981	6,565
	BKW AG	36,482	6,247
	Banque Cantonale Vaudoise (Registered)	57,521	6,053
	DKSH Holding AG	72,053	5,739
	Swatch Group AG (Registered)	72,160	4,552
	Emmi AG (Registered)	4,137	4,305
			3,187,631
Taiwan (3.9%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	30,967,873	507,117
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,470,011	292,522
	Hon Hai Precision Industry Co. Ltd.	24,008,823	81,811
	MediaTek Inc.	3,004,700	65,334
	Delta Electronics Inc.	4,343,676	42,551
	Nan Ya Plastics Corp.	11,406,615	28,991
	Fubon Financial Holding Co. Ltd.	14,904,172	28,704
	CTBC Financial Holding Co. Ltd.	36,762,939	27,099
	Cathay Financial Holding Co. Ltd.	18,460,620	25,575
	Mega Financial Holding Co. Ltd.	22,602,821	25,076
	China Steel Corp.	24,888,234	23,605
	E.Sun Financial Holding Co. Ltd.	28,634,248	23,287
	Uni-President Enterprises Corp.	9,693,487	23,239
		Shares	Market Value• ($000)
	Formosa Plastics Corp.	7,539,873	23,065
	ASE Technology Holding Co. Ltd.	6,779,449	22,288
*,1	United Microelectronics Corp. ADR	2,577,236	20,695
	Chailease Holding Co. Ltd.	2,786,380	20,294
	First Financial Holding Co. Ltd.	21,098,876	18,636
	Taiwan Cooperative Financial Holding Co. Ltd.	20,538,993	17,903
	Yuanta Financial Holding Co. Ltd.	24,231,070	17,837
	Chunghwa Telecom Co. Ltd. ADR	431,137	17,771
*,1	United Microelectronics Corp.	10,402,978	16,732
	Taiwan Cement Corp. (XTAI)	12,574,726	15,863
[1]	Novatek Microelectronics Corp.	1,148,916	15,707
	Formosa Chemicals & Fibre Corp.	6,935,306	15,564
	Quanta Computer Inc.	5,373,598	15,046
	Hua Nan Financial Holdings Co. Ltd.	20,668,170	14,759
	Chunghwa Telecom Co. Ltd.	3,496,207	14,467
	Hotai Motor Co. Ltd.	649,000	13,990
	China Development Financial Holding Corp.	31,901,019	13,641
	Largan Precision Co. Ltd.	206,848	13,582
	Asustek Computer Inc.	1,423,026	13,116
	Taishin Financial Holding Co. Ltd.	23,134,530	13,052
	Yageo Corp.	789,251	12,795
	Sinopac Holdings Co.	22,702,359	12,355
	Unimicron Technology Corp.	2,542,975	12,083
	Taiwan Mobile Co. Ltd.	3,509,713	11,826
	Airtac International Group	315,773	11,461
[1]	Walsin Lihwa Corp.	6,931,643	11,257
	Realtek Semiconductor Corp.	955,768	11,208
	E Ink Holdings Inc.	1,799,000	11,208
	Shanghai Commercial & Savings Bank Ltd.	7,388,048	11,174
[1]	Evergreen Marine Corp. Taiwan Ltd.	2,029,520	10,719
	Accton Technology Corp.	1,079,000	10,541
	Lite-On Technology Corp. ADR	4,310,767	10,327
	Silergy Corp.	653,000	10,307
	Advantech Co. Ltd.	832,536	10,080
	President Chain Store Corp.	1,142,904	10,069
	Pegatron Corp.	4,115,038	9,391
	Wistron Corp.	5,804,445	8,798
	eMemory Technology Inc.	140,000	8,371

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Far EasTone Telecommunications Co. Ltd.	3,240,643	8,326
	Far Eastern New Century Corp.	7,928,819	8,242
	Catcher Technology Co. Ltd.	1,387,153	8,183
	Formosa Petrochemical Corp.	2,774,580	7,850
	Chang Hwa Bank	13,454,653	7,803
	Voltronic Power Technology Corp.	132,000	7,590
	Shin Kong Financial Holdings Co. Ltd.	27,218,986	7,439
	Innolux Corp.	16,709,274	7,320
	Yang Ming Marine Transport Corp.	3,529,000	7,280
	Asia Cement Corp.	5,018,519	7,188
	Globalwafers Co. Ltd.	432,000	6,789
	Inventec Corp.	6,154,064	6,638
[1]	Wiwynn Corp.	174,000	6,622
	Micro-Star International Co. Ltd.	1,388,000	6,597
	Compal Electronics Inc.	8,343,510	6,511
	Eclat Textile Co. Ltd.	402,398	6,408
	Teco Electric and Machinery Co. Ltd.	3,969,000	5,714
	Acer Inc.	5,763,396	5,685
	Powerchip Semiconductor Manufacturing Corp.	5,759,000	5,595
	Synnex Technology International Corp.	2,762,889	5,575
	Ruentex Development Co. Ltd.	4,749,500	5,550
	Feng TAY Enterprise Co. Ltd.	888,532	5,528
	Pou Chen Corp.	5,331,125	5,523
	ASPEED Technology Inc.	61,400	5,258
[1]	Vanguard International Semiconductor Corp.	1,820,466	5,159
	Sino-American Silicon Products Inc.	1,069,000	5,152
	AU Optronics Corp.	9,182,600	5,100
	Taiwan Business Bank	11,017,038	5,007
	Winbond Electronics Corp.	5,892,000	5,000
*	Oneness Biotech Co. Ltd.	616,000	4,846
	Zhen Ding Technology Holding Ltd.	1,284,000	4,678
	Cheng Shin Rubber Industry Co. Ltd.	3,717,222	4,581
[1]	Eva Airways Corp.	5,149,188	4,515
	Hiwin Technologies Corp.	580,664	4,460
	Win Semiconductors Corp.	820,000	4,378
	Taiwan High Speed Rail Corp.	4,298,000	4,346
[1]	Parade Technologies Ltd.	140,000	4,288
	Powertech Technology Inc.	1,350,000	4,042
		Shares	Market Value• ($000)
	Foxconn Technology Co. Ltd.	2,261,925	3,977
	Chicony Electronics Co. Ltd.	1,244,337	3,932
	Wan Hai Lines Ltd.	1,841,812	3,916
[1]	Nan Ya Printed Circuit Board Corp.	422,000	3,799
	Giant Manufacturing Co. Ltd.	626,548	3,758
	Nanya Technology Corp.	1,674,600	3,711
[1]	China Airlines Ltd.	5,872,913	3,643
	Auo Corp. ADR	589,839	3,362
	Nien Made Enterprise Co. Ltd.	285,000	3,138
	Walsin Technology Corp.	997,000	3,108
	momo.com Inc.	113,720	3,081
	Taiwan Fertilizer Co. Ltd.	1,529,000	2,944
	Yulon Motor Co. Ltd.	1,112,377	2,925
	ASMedia Technology Inc.	77,000	2,864
*	HTC Corp.	1,479,570	2,746
	ENNOSTAR Inc.	1,411,000	2,301
	Taiwan Glass Industry Corp.	3,234,089	2,142
	Eternal Materials Co. Ltd.	2,010,398	2,120
[1]	Genius Electronic Optical Co. Ltd.	170,000	2,063
	Taiwan Secom Co. Ltd.	580,725	2,052
	Formosa Taffeta Co. Ltd.	2,123,000	1,958
	Capital Securities Corp.	4,156,587	1,857
	Far Eastern International Bank	4,941,953	1,803
	U-Ming Marine Transport Corp.	889,000	1,579
	China Motor Corp.	513,642	1,323
	Transcend Information Inc.	570,455	1,320
	Advanced Energy Solution Holding Co. Ltd.	48,000	1,078
	Formosa Sumco Technology Corp.	120,000	586
	ASE Technology Holding Co. Ltd. ADR	50,685	348
	Yulon Nissan Motor Co. Ltd.	50,000	315
			2,023,404
Thailand (0.6%)
	PTT PCL	28,775,778	26,195
*	CP ALL PCL	11,991,075	22,787
*	Airports of Thailand PCL	8,469,651	18,196
	Bangkok Dusit Medical Services PCL Class F	18,020,200	15,481
	Advanced Info Service PCL	2,252,596	14,143
[1]	Gulf Energy Development PCL	8,620,340	12,857
	PTT Exploration & Production PCL	2,789,061	12,135
	Delta Electronics Thailand PCL	5,613,560	11,960
	Central Pattana PCL	5,362,082	10,715
	Kasikornbank PCL	2,272,718	8,344
		Shares	Market Value• ($000)
	Central Retail Corp. PCL	5,659,497	7,446
	Bumrungrad Hospital PCL	1,064,305	7,433
	Minor International PCL	7,563,455	7,006
	Siam Cement PCL NDVR	739,280	6,812
	SCB X PCL Foreign	2,219,544	6,751
	Siam Cement PCL (Registered)	730,694	6,733
[1]	Krung Thai Bank PCL	12,367,162	6,538
	Energy Absolute PCL (XBKK)	3,117,441	6,206
[1]	Charoen Pokphand Foods PCL	9,681,228	5,763
	PTT Global Chemical PCL	4,090,887	4,992
	Bangkok Bank PCL NVDR	1,078,300	4,972
	Home Product Center PCL	11,588,792	4,768
	True Corp. PCL	18,794,912	4,376
	Bangkok Expressway & Metro PCL	15,625,782	4,057
[1]	Banpu PCL (Registered)	14,800,708	3,958
[1]	Krungthai Card PCL	2,533,621	3,926
	BTS Group Holdings PCL	17,327,021	3,916
	Digital Telecommunications Infrastructure Fund Class F	10,445,639	3,886
[1]	TMBThanachart Bank PCL	88,195,796	3,757
	SCB X PCL NVDR	1,230,600	3,743
	PTT Oil & Retail Business PCL	5,699,100	3,711
	Indorama Ventures PCL	3,588,015	3,584
	Siam Makro PCL	3,097,187	3,434
	Intouch Holdings PCL Class F	1,527,359	3,363
	Thai Oil PCL	2,291,702	3,137
	SCG Packaging PCL	2,418,800	3,126
	Land & Houses PCL (Registered)	10,601,008	3,048
	Kasikornbank PCL NVDR	808,437	2,968
	Global Power Synergy PCL Class F	1,400,152	2,634
	Electricity Generating PCL	528,279	2,426
	Ratch Group PCL	2,152,092	2,384
	Berli Jucker PCL	2,077,782	2,380
[1]	Thai Union Group PCL Class F	5,852,163	2,368
	Osotspa PCL	2,721,791	2,356
*	Asset World Corp. PCL	14,493,308	2,257
[1]	Srisawad Corp. PCL	1,308,304	2,138
	Land & Houses PCL NVDR	6,394,100	1,838
*	Thai Life Insurance PCL	4,699,100	1,709
	B Grimm Power PCL	1,459,652	1,664
[1]	Carabao Group PCL Class F	706,977	1,486
[1]	IRPC PCL	20,609,489	1,429
	Muangthai Capital PCL	1,426,662	1,428

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Bangkok Bank PCL (Registered)	270,602	1,248
[1]	Siam City Cement PCL	177,239	699
	Intouch Holdings PCL NVDR	273,800	603
	Bangkok Life Assurance PCL	716,902	588
[1]	Energy Absolute PCL	270,400	538
	Central Pattana PCL NVDR	258,400	516
	True Corp. PCL NVDR	2,088,999	486
[1]	Sri Trang Gloves Thailand PCL	1,807,810	483
	Bumrungrad Hospital PCL NDVR	50,700	354
[1]	Bangkok Life Assurance PCL NVDR	354,600	291
	Krung Thai Bank PCL NDVR	166,000	88
			320,614
Turkey (0.3%)
*	Turk Hava Yollari AO	1,121,324	7,374
	BIM Birlesik Magazalar A/S	916,702	7,366
	KOC Holding A/S	1,738,473	6,768
	Turkiye Petrol Rafinerileri A/S	1,803,746	6,160
	Turkiye Sise ve Cam Fabrikalari A/S	3,037,911	5,763
	Akbank TAS	6,244,920	5,163
	Enka Insaat ve Sanayi A/S	3,625,271	5,102
*	Eregli Demir ve Celik Fabrikalari TAS	2,747,811	4,689
	Turkcell Iletisim Hizmetleri A/S	2,409,536	4,105
	Haci Omer Sabanci Holding A/S	1,985,418	3,903
*	Sasa Polyester Sanayi A/S	695,901	3,569
	Turkiye Is Bankasi A/S Class C	6,313,240	3,519
	Ford Otomotiv Sanayi A/S	126,262	3,490
*	Hektas Ticaret TAS	2,389,480	3,313
	Aselsan Elektronik Sanayi Ve Ticaret A/S	1,204,086	2,771
	Yapi ve Kredi Bankasi A/S	5,538,422	2,702
	Tofas Turk Otomobil Fabrikasi A/S	244,852	2,419
	Koza Altin Isletmeleri A/S	1,981,413	1,927
*	Pegasus Hava Tasimaciligi A/S	79,317	1,811
*	Gubre Fabrikalari TAS	169,759	1,766
	Turkiye Garanti Bankasi A/S	1,221,957	1,723
*	Petkim Petrokimya Holding A/S	2,567,753	1,718
*	Migros Ticaret A/S	177,614	1,594
	Coca-Cola Icecek A/S	128,158	1,552
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	1,898,265	1,464
	Anadolu Efes Biracilik Ve Malt Sanayii A/S	413,314	1,339
*	TAV Havalimanlari Holding A/S	347,561	1,261
		Shares	Market Value• ($000)
	AG Anadolu Grubu Holding A/S	251,210	1,227
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	3,832,007	1,187
*	Arcelik A/S	235,996	1,176
	Kontrolmatik Enerji Ve Muhendislik A/S	169,157	1,151
*	Oyak Cimento Fabrikalari A/S	624,309	970
	Aksa Enerji Uretim A/S Class B	654,174	941
*	Investco Holding A/S	74,375	937
*	Turkiye Vakiflar Bankasi TAO Class D	2,061,525	913
*	Turk Telekomunikasyon A/S	1,067,656	894
*	Sok Marketler Ticaret A/S	498,958	853
*	Girisim Elektrik Taahhut Ticaret Ve Sanayi A/S	245,040	845
	Dogan Sirketler Grubu Holding A/S	1,866,875	823
	Nuh Cimento Sanayi A/S	122,088	810
	Alarko Holding A/S	263,407	798
	Aksa Akrilik Kimya Sanayii A/S	227,798	769
	Turk Traktor ve Ziraat Makineleri A/S	26,114	750
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	500,216	748
[2]	Mavi Giyim Sanayi Ve Ticaret A/S Class B	129,256	697
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	372,399	679
*	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	2,208,973	677
*	Turkiye Halk Bankasi A/S	1,203,597	651
	Bera Holding A/S	1,225,061	640
*	Otokar Otomotiv Ve Savunma Sanayi A/S	14,585	630
[2]	Enerjisa Enerji A/S	428,357	614
	Dogus Otomotiv Servis ve Ticaret A/S	97,368	613
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	162,340	585
	Is Yatirim Menkul Degerler A/S	243,982	551
	Borusan Yatirim ve Pazarlama A/S	12,252	538
*,2	MLP Saglik Hizmetleri A/S	157,139	534
	Tekfen Holding A/S	357,302	530
*	Vestel Elektronik Sanayi ve Ticaret A/S	247,283	526
	EGE Endustri VE Ticaret A/S	2,248	525
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	314,404	479
		Shares	Market Value• ($000)
*	Borusan Mannesmann Boru Sanayi ve Ticaret A/S	73,964	454
*	Turkiye Sinai Kalkinma Bankasi A/S	2,227,189	451
*	Qua Granite Hayal	108,170	436
*	Ulker Biskuvi Sanayi A/S	278,919	431
*	Iskenderun Demir ve Celik A/S	273,450	421
	Cimsa Cimento Sanayi VE Ticaret A/S	91,863	401
	Margun Enerji Uretim Sanayi VE Ticaret A/S	196,986	376
	Kordsa Teknik Tekstil A/S	112,344	372
*	Can2 Termik A/S	146,957	367
*	Is Gayrimenkul Yatirim Ortakligi A/S	848,161	359
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	1,759,881	358
	Aygaz A/S	102,347	342
*	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret A/S	147,057	337
*	Penta Teknoloji Urunleri Dag	392,868	301
*	Karsan Otomotiv Sanayii Ve Ticaret A/S	643,475	281
	Akcansa Cimento A/S	81,868	272
*	Konya Cimento Sanayii A/S	1,813	265
	Kimteks Poliuretan Sanayi VE Ticaret AS	59,783	263
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S.	165,889	259
*	Zorlu Enerji Elektrik Uretim A/S	999,230	228
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	412,799	225
	Oyak Yatirim Menkul Degerler A/S	116,133	221
*	Tukas Gida Sanayi ve Ticaret A/S	317,549	216
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	93,395	208
	Eczacibasi Yatirim Holding Ortakligi A/S	30,123	205
*	Torunlar Gayrimenkul Yatirim Ortakligi A/S	298,744	204
*	Karel Elektronik Sanayi ve Ticaret A/S	247,293	204
*	Europen Endustri Insaat Sanayi VE Ticaret AS	383,785	195
*	Kiler Holding AS	153,063	195
	Polisan Holding A/S	356,946	186
*	Kocaer Celik Sanayi Ve Ticaret AS	243,473	182
*	Ozak Gayrimenkul Yatirim Ortakligi	326,727	180

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	Kerevitas Gida Sanayi ve Ticaret A/S	377,575	178
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	249,669	176
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A/S	24,778	173
*	Erciyas Celik Boru Sanayi A/S	36,525	163
*	Galata Wind Enerji A/S	195,730	158
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	176,657	154
*	Yayla Agro Gida Sanayi VE Nakliyat A/S	88,605	133
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	165,475	124
*	Aydem Yenilenebilir Enerji A/S Class A	161,609	109
			130,355
United Arab Emirates (0.4%)
	Emirates Telecommunications Group Co. PJSC	7,032,007	46,031
	First Abu Dhabi Bank PJSC	8,969,702	34,684
	Emaar Properties PJSC	13,387,967	21,705
*	Alpha Dhabi Holding PJSC	2,719,859	16,304
	Abu Dhabi Commercial Bank PJSC	5,967,451	14,338
	Aldar Properties PJSC	7,207,229	10,631
	Abu Dhabi Islamic Bank PJSC	2,978,840	9,229
	Dubai Islamic Bank PJSC	5,868,996	8,904
	Abu Dhabi National Oil Co. for Distribution PJSC	5,827,226	6,971
	Dubai Electricity & Water Authority PJSC	9,866,969	6,669
*	Multiply Group PJSC	6,916,605	6,346
	Americana Restaurants International plc (XADS)	5,555,314	5,929
	ADNOC Drilling Co. PJSC	3,292,897	3,849
*	Abu Dhabi Ports Co. PJSC	1,781,131	3,328
*	Q Holding PJSC	4,190,504	2,916
	Salik Co. PJSC	3,469,158	2,830
	Dubai Investments PJSC	4,174,704	2,791
	Air Arabia PJSC	4,627,370	2,765
	Borouge plc	3,746,340	2,695
*	National Marine Dredging Co.	420,663	2,491
	Fertiglobe plc	2,369,418	2,482
	Emaar Development PJSC	1,643,346	2,479
	Dana Gas PJSC	7,038,745	1,716
	Dubai Financial Market PJSC	3,201,832	1,313
		Shares	Market Value• ($000)
	Aramex PJSC	1,061,719	945
*	Ghitha Holding PJSC	77,844	901
*	AL Seer Marine Supplies & Equipment Co LLC	390,180	816
*	Apex Investments Co. PSC	1,019,338	545
	Americana Restaurants International plc	231,651	249
			222,852
United Kingdom (10.2%)
	AstraZeneca plc	2,981,798	438,810
	Shell plc (XLON)	14,053,066	431,825
	HSBC Holdings plc	40,631,307	292,844
	BP plc	35,703,852	239,537
	Diageo plc	4,482,670	204,482
	British American Tobacco plc	4,521,880	167,065
	Glencore plc	25,477,088	150,382
	GSK plc	8,065,164	145,441
	Unilever plc	2,597,169	144,655
	Rio Tinto plc	2,196,150	139,615
	Unilever plc (XLON)	2,472,316	137,664
	Reckitt Benckiser Group plc	1,443,909	116,682
	National Grid plc	7,351,557	105,406
	Compass Group plc	3,539,064	93,364
	Prudential plc (XLON)	5,544,388	84,835
	London Stock Exchange Group plc	787,252	82,656
	Lloyds Banking Group plc	135,261,660	82,174
	RELX plc	2,379,375	79,278
	BAE Systems plc	6,162,991	78,516
	Anglo American plc	2,436,441	75,077
	CRH plc (XDUB)	1,509,122	73,239
	Experian plc	1,853,258	65,614
	Barclays plc	31,880,824	64,221
	Ferguson plc	419,061	59,213
	Vodafone Group plc	47,570,448	57,138
	Tesco plc	14,574,631	51,528
	Ashtead Group plc	879,346	50,700
	SSE plc	2,179,837	50,296
	RELX plc (XLON)	1,494,869	49,733
	Imperial Brands plc	1,870,175	46,295
	Haleon plc	10,069,172	44,271
	3i Group plc	1,922,603	42,776
*	Flutter Entertainment plc (XDUB)	205,583	41,198
	Rentokil Initial plc	5,051,172	40,214
	Standard Chartered plc	4,786,326	37,923
	NatWest Group plc	10,899,006	35,902
	Legal & General Group plc	11,973,565	35,328
*	Rolls-Royce Holdings plc	16,894,900	32,365
	Aviva plc Class B	5,654,008	30,104
*	Flutter Entertainment plc	148,385	29,650
	Smith & Nephew plc	1,760,481	28,995
	BT Group plc	13,988,576	27,939
	Bunzl plc	680,905	27,105
	Informa plc	2,842,777	25,844
	Segro plc	2,423,803	25,518
	Burberry Group plc	760,437	24,822
	WPP plc	2,114,236	24,640
	Croda International plc	280,131	24,612
		Shares	Market Value• ($000)
	InterContinental Hotels Group plc	357,130	24,555
	Halma plc	765,158	22,253
	Entain plc	1,181,012	21,520
	Next plc	249,879	21,201
	Sage Group plc	2,055,712	21,200
	Spirax-Sarco Engineering plc	148,256	20,717
	Smurfit Kappa Group plc	525,913	19,487
	United Utilities Group plc	1,374,056	18,666
	Severn Trent plc	504,350	18,577
	Associated British Foods plc	702,071	17,298
	Intertek Group plc	327,635	17,140
	Admiral Group plc	580,307	16,866
	Centrica plc	11,701,739	16,815
	Whitbread plc	407,836	16,694
	St. James's Place plc	1,086,497	16,524
	Pearson plc	1,451,327	16,147
	Mondi plc (XLON)	983,980	15,680
	Smiths Group plc	723,435	15,297
[2]	Auto Trader Group plc	1,823,182	14,580
	Melrose Industries plc (XLON)	2,698,322	13,899
	Antofagasta plc	699,672	12,869
	Kingfisher plc	3,962,416	12,843
	Barratt Developments plc	2,026,524	12,750
	DCC plc	199,540	12,415
	Land Securities Group plc Class B	1,451,177	12,314
*	Coca-Cola HBC AG	399,939	12,209
	Weir Group plc	526,187	12,178
	J Sainsbury plc	3,497,391	12,153
	Rightmove plc	1,662,218	12,031
	Berkeley Group Holdings plc	212,701	11,903
	Taylor Wimpey plc	7,118,892	11,489
	B&M European Value Retail SA	1,884,635	11,377
	M&G plc	4,396,474	11,363
	Phoenix Group Holdings plc	1,484,410	11,060
	RS Group plc	952,475	11,051
	Abrdn plc	4,001,178	10,722
	Persimmon plc	640,571	10,601
	Dechra Pharmaceuticals plc	223,980	10,514
	IMI plc	518,279	10,399
	Schroders plc	1,686,093	10,327
	DS Smith plc	2,600,060	10,151
	JD Sports Fashion plc	4,960,851	10,068
	Hiscox Ltd.	674,008	10,031
	Beazley plc	1,322,182	9,920
*	Wise plc Class A	1,414,710	9,795
	Endeavour Mining plc	368,136	9,520
	British Land Co. plc	1,882,332	9,484
	Howden Joinery Group plc	1,086,235	9,364
	Intermediate Capital Group plc	567,261	9,314
[2]	ConvaTec Group plc	3,303,830	9,134
	Johnson Matthey plc	367,399	9,076
	Tate & Lyle plc	809,786	8,303
	UNITE Group plc	650,441	7,848
*	Ocado Group plc	1,219,639	7,762
	Hargreaves Lansdown plc	763,357	7,728

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	ITV plc	7,572,694	7,708
	Hikma Pharmaceuticals plc	327,480	7,585
	Derwent London plc	217,172	6,556
	Direct Line Insurance Group plc	2,664,167	5,759
*	Dowlais Group plc	2,698,321	4,497
*	International Consolidated Airlines Group SA	2,246,507	4,309
	Fresnillo plc	376,670	3,371
[2]	Airtel Africa plc	2,176,412	3,285
	Renishaw plc	68,226	3,095
*,3	Evraz plc	1,117,658	—
*,3	NMC Health plc	140,418	—
			5,218,838
Total Common Stocks (Cost $42,311,951)			50,873,373
		Shares	Market Value• ($000)
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[4,5]	Vanguard Market Liquidity Fund, 4.853% (Cost $717,166)	7,173,244	717,253
Total Investments (100.6%) (Cost $43,029,117)			51,590,626
Other Assets and Liabilities—Net (-0.6%)			(298,775)
Net Assets (100%)			51,291,851
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $670,710,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the aggregate value was $1,381,153,000, representing 2.7% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $711,541,000 was received for securities on loan, of which $701,033,000 is held in Vanguard Market Liquidity Fund and $10,508,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
Ptg. Ctf.—Participating Certificates.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2023	92	19,267	778
MSCI EAFE Index	June 2023	2,836	304,813	15,220
MSCI Emerging Markets Index	June 2023	2,253	110,870	923
S&P ASX 200 Index	June 2023	62	7,506	217
Topix Index	June 2023	24	3,625	102
				17,240

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	6/21/23	CAD	34,000	USD	25,267	—	(145)
UBS AG	6/21/23	INR	3,388,229	USD	41,105	191	—
Royal Bank of Canada	6/21/23	JPY	213,510	USD	1,626	—	(47)
Deutsche Bank AG	6/21/23	JPY	125,831	USD	934	—	(3)
BNP Paribas	6/21/23	USD	26,404	AUD	39,793	13	—
Bank of America, N.A.	6/21/23	USD	3,478	AUD	5,232	9	—
HSBC Bank plc	6/21/23	USD	1,528	AUD	2,270	23	—

FTSE All-World ex-US Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
Royal Bank of Canada	6/21/23	USD	18,486	BRL	97,423	—	(852)
Royal Bank of Canada	6/21/23	USD	16,183	CAD	21,891	8	—
Toronto-Dominion Bank	6/21/23	USD	16,182	CAD	21,891	7	—
Deutsche Bank AG	6/21/23	USD	1,098	CAD	1,492	—	(5)
State Street Bank & Trust Co.	6/21/23	USD	59,290	CHF	54,970	—	(2,580)
Morgan Stanley Capital Services Inc.	6/21/23	USD	21,271	CHF	19,539	—	(720)
UBS AG	6/21/23	USD	15,219	CHF	13,512	11	—
JPMorgan Chase Bank, N.A.	6/21/23	USD	5,005	CHF	4,444	3	—
Standard Chartered Bank	6/21/23	USD	55,425	EUR	51,666	—	(1,677)
Toronto-Dominion Bank	6/21/23	USD	25,363	EUR	23,188	—	(264)
JPMorgan Chase Bank, N.A.	6/21/23	USD	10,265	EUR	9,290	—	(3)
HSBC Bank plc	6/21/23	USD	26,457	GBP	22,044	—	(1,278)
State Street Bank & Trust Co.	6/21/23	USD	9,057	GBP	7,296	—	(123)
JPMorgan Chase Bank, N.A.	6/21/23	USD	5,090	HKD	39,805	9	—
Bank of America, N.A.	6/21/23	USD	19,510	JPY	2,554,112	614	—
BNP Paribas	6/21/23	USD	13,058	JPY	1,708,408	418	—
Toronto-Dominion Bank	6/21/23	USD	12,984	JPY	1,699,908	407	—
UBS AG	6/21/23	USD	12,854	JPY	1,682,909	403	—
JPMorgan Chase Bank, N.A.	6/21/23	USD	10,674	JPY	1,422,844	147	—
State Street Bank & Trust Co.	6/21/23	USD	6,524	JPY	854,204	204	—
HSBC Bank plc	6/21/23	USD	4,403	JPY	573,300	161	—
State Street Bank & Trust Co.	6/21/23	USD	7,025	KRW	9,136,190	177	—
Bank of America, N.A.	6/21/23	USD	11,298	SEK	117,535	—	(194)
BNP Paribas	6/21/23	USD	7,905	TWD	240,543	34	—
						2,839	(7,891)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
SEK—Swedish krona.
TWD—Taiwanese dollar.
USD—U.S. dollar.
At April 30, 2023, the counterparties had deposited in segregated accounts securities with a value of $730,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Index Fund
Statement of Assets and Liabilities
As of April 30, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $42,311,951)	50,873,373
Affiliated Issuers (Cost $717,166)	717,253
Total Investments in Securities	51,590,626
Investment in Vanguard	1,791
Cash	42,090
Cash Collateral Pledged—Futures Contracts	13,985
Cash Collateral Pledged—Forward Currency Contracts	7,750
Foreign Currency, at Value (Cost $116,944)	113,873
Receivables for Investment Securities Sold	11,535
Receivables for Accrued Income	315,497
Receivables for Capital Shares Issued	10,456
Variation Margin Receivable—Futures Contracts	475
Unrealized Appreciation—Forward Currency Contracts	2,839
Total Assets	52,110,917
Liabilities
Payables for Investment Securities Purchased	31,804
Collateral for Securities on Loan	711,541
Payables for Capital Shares Redeemed	10,527
Payables to Vanguard	5,470
Unrealized Depreciation—Forward Currency Contracts	7,891
Deferred Foreign Capital Gains Taxes	51,833
Total Liabilities	819,066
Net Assets	51,291,851
1 Includes $670,710,000 of securities on loan.
At April 30, 2023, net assets consisted of:

Paid-in Capital	46,677,343
Total Distributable Earnings (Loss)	4,614,508
Net Assets	51,291,851

ETF Shares—Net Assets
Applicable to 645,101,026 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	35,143,536
Net Asset Value Per Share—ETF Shares	$54.48

Admiral Shares—Net Assets
Applicable to 238,337,706 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,070,715
Net Asset Value Per Share—Admiral Shares	$33.86

Institutional Shares—Net Assets
Applicable to 45,322,656 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,865,331
Net Asset Value Per Share—Institutional Shares	$107.35

Institutional Plus Shares—Net Assets
Applicable to 28,257,263 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,212,269
Net Asset Value Per Share—Institutional Plus Shares	$113.68
See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Index Fund
Statement of Operations

Six Months Ended April 30, 2023
($000)
Investment Income
Income
Dividends[1]	740,028
Interest[2]	1,895
Securities Lending—Net	3,957
Total Income	745,880
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,742
Management and Administrative— ETF Shares	7,751
Management and Administrative— Admiral Shares	3,342
Management and Administrative— Institutional Shares	1,450
Management and Administrative— Institutional Plus Shares	598
Marketing and Distribution— ETF Shares	592
Marketing and Distribution— Admiral Shares	193
Marketing and Distribution— Institutional Shares	80
Marketing and Distribution— Institutional Plus Shares	47
Custodian Fees	2,655
Shareholders’ Reports—ETF Shares	373
Shareholders’ Reports—Admiral Shares	41
Shareholders’ Reports—Institutional Shares	14
Shareholders’ Reports—Institutional Plus Shares	5
Trustees’ Fees and Expenses	11
Other Expenses	987
Total Expenses	19,881
Expenses Paid Indirectly	(35)
Net Expenses	19,846
Net Investment Income	726,034
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(268,042)
Futures Contracts	36,753
Forward Currency Contracts	(7,677)
Foreign Currencies	12,188
Realized Net Gain (Loss)	(226,778)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,4]	8,446,829
Futures Contracts	20,836
Forward Currency Contracts	(10,391)
Foreign Currencies	10,378
Change in Unrealized Appreciation (Depreciation)	8,467,652
Net Increase (Decrease) in Net Assets Resulting from Operations	8,966,908
1	Dividends are net of foreign withholding taxes of $74,611,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,622,000, $31,000, less than $1,000, and $28,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $146,911,000 of net gain (loss) resulting from in-kind redemptions.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($6,696,000).

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	726,034	1,573,600
Realized Net Gain (Loss)	(226,778)	(906,899)
Change in Unrealized Appreciation (Depreciation)	8,467,652	(14,162,502)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,966,908	(13,495,801)
Distributions
ETF Shares	(476,098)	(1,074,120)
Admiral Shares	(108,351)	(250,526)
Institutional Shares	(70,142)	(165,476)
Institutional Plus Shares	(42,493)	(110,877)
Total Distributions	(697,084)	(1,600,999)
Capital Share Transactions
ETF Shares	(3,228)	4,188,638
Admiral Shares	(29,283)	512,944
Institutional Shares	(399,366)	246,411
Institutional Plus Shares	(52,852)	(375,033)
Net Increase (Decrease) from Capital Share Transactions	(484,729)	4,572,960
Total Increase (Decrease)	7,785,095	(10,523,840)
Net Assets
Beginning of Period	43,506,756	54,030,596
End of Period	51,291,851	43,506,756

FTSE All-World ex-US Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$45.79	$62.49	$49.33	$51.58	$47.79	$53.65
Investment Operations
Net Investment Income[1]	.766	1.749	1.604	1.211	1.629	1.557
Net Realized and Unrealized Gain (Loss) on Investments	8.658	(16.658)	13.047	(2.166)	3.692	(5.911)
Total from Investment Operations	9.424	(14.909)	14.651	(.955)	5.321	(4.354)
Distributions
Dividends from Net Investment Income	(.734)	(1.791)	(1.491)	(1.295)	(1.531)	(1.506)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.734)	(1.791)	(1.491)	(1.295)	(1.531)	(1.506)
Net Asset Value, End of Period	$54.48	$45.79	$62.49	$49.33	$51.58	$47.79
Total Return	20.73%	-24.27%	29.82%	-1.83%	11.42%	-8.37%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$35,144	$29,524	$35,493	$24,308	$24,652	$21,348
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.08%[2]	0.07%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.93%	3.22%	2.62%	2.46%	3.30%	2.91%
Portfolio Turnover Rate[3]	2%	3%	5%	4%	4%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07% and 0.08%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$28.46	$38.84	$30.66	$32.06	$29.70	$33.35
Investment Operations
Net Investment Income[1]	.469	1.069	.972	.750	1.010	.969
Net Realized and Unrealized Gain (Loss) on Investments	5.381	(10.351)	8.121	(1.355)	2.289	(3.682)
Total from Investment Operations	5.850	(9.282)	9.093	(.605)	3.299	(2.713)
Distributions
Dividends from Net Investment Income	(.450)	(1.098)	(.913)	(.795)	(.939)	(.937)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.450)	(1.098)	(.913)	(.795)	(.939)	(.937)
Net Asset Value, End of Period	$33.86	$28.46	$38.84	$30.66	$32.06	$29.70
Total Return[2]	20.70%	-24.30%	29.76%	-1.89%	11.38%	-8.37%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,071	$6,804	$8,667	$6,919	$6,717	$5,458
Ratio of Total Expenses to Average Net Assets	0.11%[3]	0.12%[3]	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.88%	3.16%	2.56%	2.46%	3.29%	2.89%
Portfolio Turnover Rate[4]	2%	3%	5%	4%	4%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11% and 0.12%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$90.23	$123.14	$97.19	$101.64	$94.16	$105.72
Investment Operations
Net Investment Income[1]	1.480	3.422	3.108	2.380	3.224	3.046
Net Realized and Unrealized Gain (Loss) on Investments	17.081	(32.817)	25.772	(4.281)	7.271	(11.621)
Total from Investment Operations	18.561	(29.395)	28.880	(1.901)	10.495	(8.575)
Distributions
Dividends from Net Investment Income	(1.441)	(3.515)	(2.930)	(2.549)	(3.015)	(2.985)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.441)	(3.515)	(2.930)	(2.549)	(3.015)	(2.985)
Net Asset Value, End of Period	$107.35	$90.23	$123.14	$97.19	$101.64	$94.16
Total Return	20.71%	-24.28%	29.82%	-1.87%	11.42%	-8.35%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,865	$4,430	$5,753	$4,658	$4,991	$4,719
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.09%[2]	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.87%	3.19%	2.58%	2.45%	3.31%	2.92%
Portfolio Turnover Rate[3]	2%	3%	5%	4%	4%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08% and 0.09%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$95.55	$130.41	$102.93	$107.63	$99.71	$111.96
Investment Operations
Net Investment Income[1]	1.605	3.572	3.312	2.548	3.403	3.336
Net Realized and Unrealized Gain (Loss) on Investments	18.061	(34.687)	27.296	(4.528)	7.725	(12.397)
Total from Investment Operations	19.666	(31.115)	30.608	(1.980)	11.128	(9.061)
Distributions
Dividends from Net Investment Income	(1.536)	(3.745)	(3.128)	(2.720)	(3.208)	(3.189)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.536)	(3.745)	(3.128)	(2.720)	(3.208)	(3.189)
Net Asset Value, End of Period	$113.68	$95.55	$130.41	$102.93	$107.63	$99.71
Total Return	20.73%	-24.27%	29.84%	-1.83%	11.43%	-8.33%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,212	$2,749	$4,118	$3,311	$2,793	$2,588
Ratio of Total Expenses to Average Net Assets	0.06%[2]	0.07%[2]	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	2.94%	3.13%	2.60%	2.48%	3.30%	2.94%
Portfolio Turnover Rate[3]	2%	3%	5%	4%	4%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06% and 0.07%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Index Fund
Notes to Financial Statements
Vanguard FTSE All-World ex-US Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund’s risks in using these contracts include movement in the values of the foreign currencies

FTSE All-World ex-US Index Fund
relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2023, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes

FTSE All-World ex-US Index Fund
and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund's understanding of the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2023, the fund had contributed to Vanguard capital in the amount of $1,791,000, representing less than 0.01% of the fund’s net assets and 0.72% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2023, custodian fee offset arrangements reduced the fund’s expenses by $35,000 (an annual rate of less than 0.01% of average net assets).

FTSE All-World ex-US Index Fund
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	4,369,044	83,796	—	4,452,840
Common Stocks—Other	736,044	45,678,603	5,886	46,420,533
Temporary Cash Investments	717,253	—	—	717,253
Total	5,822,341	45,762,399	5,886	51,590,626
Derivative Financial Instruments
Assets
Futures Contracts[1]	17,240	—	—	17,240
Forward Currency Contracts	—	2,839	—	2,839
Total	17,240	2,839	—	20,079
Liabilities
Forward Currency Contracts	—	7,891	—	7,891
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At April 30, 2023, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	17,240	—	17,240
Unrealized Appreciation—Forward Currency Contracts	—	2,839	2,839
Total Assets	17,240	2,839	20,079

Unrealized Depreciation—Forward Currency Contracts	—	7,891	7,891
Total Liabilities	—	7,891	7,891
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2023, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	36,753	—	36,753
Forward Currency Contracts	—	(7,677)	(7,677)
Realized Net Gain (Loss) on Derivatives	36,753	(7,677)	29,076
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	20,836	—	20,836

FTSE All-World ex-US Index Fund
	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Forward Currency Contracts	—	(10,391)	(10,391)
Change in Unrealized Appreciation (Depreciation) on Derivatives	20,836	(10,391)	10,445
F.	As of April 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	43,415,915
Gross Unrealized Appreciation	13,627,006
Gross Unrealized Depreciation	(5,440,107)
Net Unrealized Appreciation (Depreciation)	8,186,899
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2022, the fund had available capital losses totaling $3,735,507,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended April 30, 2023, the fund purchased $928,054,000 of investment securities and sold $1,471,357,000 of investment securities, other than temporary cash investments. Purchases and sales include $103,793,000 and $264,946,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
H.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	317,379	6,334	4,220,930	77,405
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(320,607)	(6,000)	(32,292)	(600)
Net Increase (Decrease)—ETF Shares	(3,228)	334	4,188,638	76,805
Admiral Shares
Issued	756,623	23,725	2,458,545	75,541
Issued in Lieu of Cash Distributions	80,940	2,602	191,775	5,730
Redeemed	(866,846)	(27,040)	(2,137,376)	(65,341)
Net Increase (Decrease)—Admiral Shares	(29,283)	(713)	512,944	15,930
Institutional Shares
Issued	402,168	3,989	1,299,195	12,163
Issued in Lieu of Cash Distributions	57,286	581	140,575	1,321
Redeemed	(858,820)	(8,343)	(1,193,359)	(11,108)
Net Increase (Decrease)—Institutional Shares	(399,366)	(3,773)	246,411	2,376
Institutional Plus Shares
Issued	256,095	2,352	485,285	4,355
Issued in Lieu of Cash Distributions	42,493	407	109,314	966
Redeemed	(351,440)	(3,277)	(969,632)	(8,121)
Net Increase (Decrease)—Institutional Plus Shares	(52,852)	(518)	(375,033)	(2,800)
I.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.

FTSE All-World ex-US Index Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to April 30, 2023, that would require recognition or disclosure in these financial statements.

FTSE All-World ex-US Small-Cap Index Fund
Fund Allocation
As of April 30, 2023
Canada	15.6%
Japan	13.6
United Kingdom	9.6
Taiwan	7.8
China	5.3
India	5.0
Australia	4.9
South Korea	4.4
Sweden	4.0
Germany	3.4
Switzerland	3.2
France	2.9
Italy	1.8
Denmark	1.8
Norway	1.4
Thailand	1.4
Spain	1.3
Brazil	1.3
Belgium	1.1
Netherlands	1.0
Other	9.2
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

FTSE All-World ex-US Small-Cap Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.8%)
Australia (4.8%)
*,1	Liontown Resources Ltd.	6,519,537	11,990
	Technology One Ltd.	1,061,332	10,700
	nib holdings Ltd.	1,820,288	9,340
	Reliance Worldwide Corp. Ltd.	2,965,184	8,086
	Nine Entertainment Co. Holdings Ltd.	5,659,610	7,807
	Perseus Mining Ltd.	5,228,915	7,728
	Champion Iron Ltd.	1,753,747	7,620
[1]	Breville Group Ltd.	547,537	7,522
	Sandfire Resources Ltd.	1,722,416	7,504
	National Storage REIT	4,378,001	7,292
*	Webjet Ltd.	1,467,305	7,256
	Eagers Automotive Ltd.	755,349	7,133
	Charter Hall Long Wale REIT	2,449,227	7,090
*	Chalice Mining Ltd.	1,301,857	6,921
[2]	Viva Energy Group Ltd.	3,324,004	6,871
	AUB Group Ltd.	340,283	6,237
	ARB Corp. Ltd.	290,987	6,216
	Corporate Travel Management Ltd.	429,181	6,005
	Super Retail Group Ltd.	651,020	5,875
	Bapcor Ltd.	1,311,675	5,724
	Premier Investments Ltd.	317,630	5,528
*	De Grey Mining Ltd.	4,966,132	5,330
	HomeCo Daily Needs REIT	6,596,988	5,274
*,1	Paladin Energy Ltd.	11,519,481	5,067
	Gold Road Resources Ltd.	4,058,797	5,050
	IRESS Ltd.	714,669	4,910
	BWP Trust	1,844,769	4,755
	Charter Hall Retail REIT	1,840,503	4,738
	Waypoint REIT Ltd.	2,708,058	4,703
*,1	Core Lithium Ltd.	7,040,463	4,634
*	Telix Pharmaceuticals Ltd.	630,962	4,271
	HUB24 Ltd.	221,999	4,198
	Lifestyle Communities Ltd.	368,046	4,167
	Ingenia Communities Group	1,451,904	4,138
	Centuria Industrial REIT	1,978,931	4,115
	Healius Ltd.	2,041,286	4,057
	InvoCare Ltd.	544,832	4,024
*	PEXA Group Ltd.	453,456	4,024
	GrainCorp Ltd. Class A	859,470	3,894
	Regis Resources Ltd.	2,749,851	3,891
	Lovisa Holdings Ltd.	212,134	3,763
	Blackmores Ltd.	59,278	3,744
		Shares	Market Value• ($000)
*	Neuren Pharmaceuticals Ltd.	393,361	3,710
	IPH Ltd.	671,883	3,635
	Brickworks Ltd.	217,425	3,618
*	Nanosonics Ltd.	930,082	3,543
	GUD Holdings Ltd.	554,014	3,534
*,1	Sayona Mining Ltd.	25,850,508	3,492
*	Bellevue Gold Ltd.	3,714,708	3,487
*	Capricorn Metals Ltd.	1,161,955	3,419
	Nickel Industries Ltd.	5,266,701	3,351
	EVT Ltd.	413,976	3,318
	Abacus Property Group	1,861,421	3,296
	Centuria Capital Group	2,841,627	3,256
	Elders Ltd.	598,985	3,225
	United Malt Group Ltd.	1,098,039	3,217
[2]	Coronado Global Resources Inc.	2,841,086	3,132
	Arena REIT	1,225,558	3,047
	Monadelphous Group Ltd.	366,967	3,025
	Johns Lyng Group Ltd.	659,764	2,975
	Bega Cheese Ltd.	1,172,190	2,952
	Ventia Services Group Pty. Ltd.	1,671,109	2,910
	Ramelius Resources Ltd.	3,289,559	2,871
	Costa Group Holdings Ltd.	1,709,464	2,837
	Helia Group Ltd.	1,349,232	2,834
	Netwealth Group Ltd.	311,631	2,832
*	Silver Lake Resources Ltd.	3,351,719	2,826
	Link Administration Holdings Ltd.	1,986,122	2,802
	G8 Education Ltd.	3,448,918	2,793
	NRW Holdings Ltd.	1,722,888	2,769
*	Karoon Energy Ltd.	1,901,482	2,718
	Credit Corp. Group Ltd.	225,048	2,710
	Data#3 Ltd.	536,116	2,706
*	Strike Energy Ltd.	8,283,877	2,617
	Charter Hall Social Infrastructure REIT	1,250,075	2,515
*	West African Resources Ltd.	3,858,371	2,496
	McMillan Shakespeare Ltd.	243,302	2,485
	Collins Foods Ltd.	423,307	2,441
*,1	PolyNovo Ltd.	2,229,278	2,422
*	Resolute Mining Ltd.	7,509,433	2,383
	Imdex Ltd.	1,676,738	2,317
*,1	Megaport Ltd.	599,651	2,267
	Codan Ltd.	460,070	2,235
	Growthpoint Properties Australia Ltd.	1,028,143	2,229
*,2	Life360 Inc. GDR	643,995	2,203
		Shares	Market Value• ($000)
	Kelsian Group Ltd.	534,523	2,179
*,1	Weebit Nano Ltd.	601,471	2,130
	GQG Partners Inc.	2,339,731	2,129
	oOh!media Ltd.	1,932,111	2,117
	Pinnacle Investment Management Group Ltd.	379,416	2,089
	Cromwell Property Group	5,506,076	2,086
[1]	Clinuvel Pharmaceuticals Ltd.	154,229	2,075
	Accent Group Ltd.	1,199,579	2,030
*	Perenti Ltd.	2,605,399	1,997
*	Syrah Resources Ltd.	2,573,441	1,990
*	Imugene Ltd.	22,881,095	1,910
*,1	Boss Energy Ltd.	1,050,472	1,850
	Jumbo Interactive Ltd.	211,253	1,838
	Rural Funds Group	1,405,647	1,831
	Hansen Technologies Ltd.	611,446	1,831
*	SiteMinder Ltd.	732,553	1,777
*	Arafura Rare Earths Ltd.	6,346,734	1,744
*	ioneer Ltd.	8,440,297	1,723
	Myer Holdings Ltd.	2,890,139	1,682
	Dexus Industria REIT	907,582	1,682
	Centuria Office REIT	1,760,095	1,666
	Vulcan Steel Ltd.	320,755	1,659
*	Calix Ltd.	517,236	1,629
*	Stanmore Resources Ltd.	790,650	1,611
	Hotel Property Investments Ltd.	695,502	1,579
*	Westgold Resources Ltd.	1,536,123	1,552
*	Audinate Group Ltd.	263,684	1,537
	Sigma Healthcare Ltd.	3,293,671	1,529
	Estia Health Ltd.	874,008	1,525
*	Fleetpartners Group Ltd.	1,092,191	1,522
	PWR Holdings Ltd.	225,877	1,509
*,1	Vulcan Energy Resources Ltd.	378,527	1,507
*	Omni Bridgeway Ltd.	982,610	1,498
	HMC Capital Ltd.	566,285	1,482
	SmartGroup Corp. Ltd.	330,130	1,478
*,1	Lake Resources NL	5,178,766	1,462
*	Judo Capital Holdings Ltd.	1,761,484	1,452
*,1	Mincor Resources NL	1,505,715	1,407
	APM Human Services International Ltd.	1,117,416	1,400
*,1	Mesoblast Ltd.	2,447,087	1,398
*	Tyro Payments Ltd.	1,310,373	1,387
*,1	Macquarie Telecom Group Ltd.	34,038	1,387
	Infomedia Ltd.	1,344,933	1,339

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Aussie Broadband Ltd.	602,244	1,327
	Austal Ltd.	1,204,387	1,322
*	Leo Lithium Ltd.	3,703,310	1,301
	GWA Group Ltd.	1,109,708	1,296
	Inghams Group Ltd.	686,545	1,282
*	Tietto Minerals Ltd.	3,228,921	1,282
	Integral Diagnostics Ltd.	610,445	1,279
*	St Barbara Ltd.	3,193,037	1,278
	Select Harvests Ltd.	418,882	1,229
*	Silex Systems Ltd.	544,458	1,217
*	Argosy Minerals Ltd.	4,336,813	1,180
*	Australian Agricultural Co. Ltd.	1,143,347	1,165
*,3	AVZ Minerals Ltd.	9,005,310	1,162
	Nick Scali Ltd.	174,321	1,128
	Australian Clinical Labs Ltd.	465,598	1,092
*	Cooper Energy Ltd.	9,279,252	1,049
*,1	Temple & Webster Group Ltd.	380,858	1,021
	Dicker Data Ltd.	185,151	1,002
	GDI Property Group Partnership	2,038,866	969
*	Alkane Resources Ltd.	1,623,831	947
	MyState Ltd.	390,378	923
	Emeco Holdings Ltd.	2,015,771	917
*,1	BrainChip Holdings Ltd.	3,356,483	909
*,1	Zip Co. Ltd.	2,652,506	906
	Cedar Woods Properties Ltd.	273,801	889
*,1	Opthea Ltd.	1,838,710	867
	Australian Ethical Investment Ltd.	392,035	846
	Solvar Ltd.	670,067	840
[1]	Service Stream Ltd.	1,898,760	839
*,1	Seven West Media Ltd.	3,218,759	823
	29Metals Ltd.	1,032,918	817
	Praemium Ltd.	1,764,065	806
*,1	Mayne Pharma Group Ltd.	278,906	770
[1]	Australian Finance Group Ltd.	714,392	765
*	OFX Group Ltd.	792,206	751
*	Neometals Ltd.	1,798,006	746
*	Mount Gibson Iron Ltd.	2,350,222	743
*,1	Appen Ltd.	353,251	741
*,1	Paradigm Biopharmaceuticals Ltd.	1,026,837	696
	Baby Bunting Group Ltd.	470,645	677
*,1	Novonix Ltd.	1,007,109	667
	Jupiter Mines Ltd.	3,864,808	641
*	PointsBet Holdings Ltd.	586,581	611
*	Fineos Corp. Ltd.	502,426	578
*,1	Kogan.com Ltd.	196,795	570
	Navigator Global Investments Ltd.	784,154	555
*	Superloop Ltd.	1,327,949	542
[1]	Regis Healthcare Ltd.	375,893	531
*	Carnarvon Energy Ltd.	6,033,601	501
*,1	Starpharma Holdings Ltd. Class A	1,519,254	485
		Shares	Market Value• ($000)
[1]	Ardent Leisure Group Ltd.	1,327,454	482
*,1	EML Payments Ltd.	977,634	470
	SG Fleet Group Ltd.	331,373	444
	Southern Cross Media Group Ltd.	790,371	439
*	Nuix Ltd.	585,121	418
*,1	Jervois Global Ltd.	6,981,639	411
*,1	Incannex Healthcare Ltd.	4,817,957	385
	Humm Group Ltd.	1,180,738	375
	Bravura Solutions Ltd.	1,189,153	356
*	Aurelia Metals Ltd.	3,816,681	344
	Pact Group Holdings Ltd.	451,405	300
*,1	Bubs Australia Ltd.	2,323,704	300
*	Australian Strategic Materials Ltd.	374,114	263
*,1	AMA Group Ltd.	2,342,627	256
*	Betmakers Technology Group Ltd.	2,177,323	255
*	Andromeda Metals Ltd.	8,177,327	218
*,3	Firefinch Ltd.	4,116,778	163
*	Dubber Corp. Ltd.	562,159	73
*,1	PointsBet Holdings Ltd. Warrants Exp. 7/8/24	39,874	—
			499,279
Austria (0.7%)
[2]	BAWAG Group AG	302,418	14,750
	Wienerberger AG	403,091	12,143
	Oesterreichische Post AG	133,427	5,140
	Mayr Melnhof Karton AG	32,140	5,131
	CA Immobilien Anlagen AG	156,704	4,546
	Vienna Insurance Group AG Wiener Versicherung Gruppe	143,602	4,225
	UNIQA Insurance Group AG	405,213	3,636
	Lenzing AG	51,170	3,349
	EVN AG	137,567	3,315
	AT&S Austria Technologie & Systemtechnik AG	98,104	3,000
*	DO & CO AG	24,067	2,819
	Schoeller-Bleckmann Oilfield Equipment AG	40,535	2,546
	Strabag SE	43,913	1,915
*	IMMOFINANZ AG	114,083	1,864
	Palfinger AG	51,862	1,705
*	Flughafen Wien AG	16,314	722
	Porr AG	44,772	685
	Agrana Beteiligungs AG	30,733	578
	S IMMO AG (XWBO)	20,394	287
*,3	S IMMO AG Rights Exp. 8/11/23	182,723	—
			72,356
Belgium (1.1%)
	Aedifica SA	154,819	12,932
	Cofinimmo SA	125,101	11,952
	Euronav NV	476,431	8,162
	Barco NV	268,399	7,839
	Melexis NV	76,269	7,270
		Shares	Market Value• ($000)
	Bekaert SA	137,483	6,400
	KBC Ancora	131,738	6,340
[1]	Shurgard Self Storage Ltd. (XBRU)	95,468	4,936
	Etablissements Franz Colruyt NV	177,300	4,925
	Montea NV	53,342	4,673
	Fagron	224,681	4,176
	Telenet Group Holding NV	177,877	4,126
	VGP NV Class B	37,851	3,963
	Gimv NV	69,187	3,609
	Xior Student Housing NV	107,835	3,425
*	Deme Group NV	25,013	3,310
*	Tessenderlo Group SA	99,073	3,283
	Retail Estates NV	42,608	3,157
*,1	Kinepolis Group NV	51,092	2,586
*	Ontex Group NV	263,690	2,262
	bpost SA	403,728	1,986
*	AGFA-Gevaert NV	531,057	1,491
	Econocom Group SA NV	366,663	1,259
	Van de Velde NV	25,366	990
	Wereldhave Belgium Comm VA	8,195	444
			115,496
Brazil (1.3%)
	Aliansce Sonae Shopping Centers SA	1,856,727	6,939
	Kinea Indice de Precos FII	300,779	5,525
	Santos Brasil Participacoes SA	2,814,267	4,773
	Tres Tentos Agroindustrial SA	1,924,266	4,186
*	3R PETROLEUM OLEO E GAS SA	650,944	4,133
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,113,158	3,448
	Cia de Saneamento do Parana	900,218	3,429
	Arezzo Industria e Comercio SA	255,514	3,401
	CSHG Logistica FI Imobiliario	92,233	3,005
*	Cogna Educacao	7,182,927	2,938
	Fleury SA	989,127	2,879
	Kinea Renda Imobiliaria FII	95,566	2,797
	Kinea Rendimentos Imobiliarios FII	141,111	2,744
	Alupar Investimento SA	503,807	2,731
	Raizen SA Preference Shares	3,890,100	2,488
	AES Brasil Energia SA	1,122,175	2,403
	Cia de Saneamento de Minas Gerais Copasa MG.	696,523	2,380
*	Omega Energia SA	1,274,653	2,361
*	Azul SA Preference Shares	1,029,055	2,241
	FII Iridium	137,289	2,174
*	Via SA	5,832,102	2,151
	XP Log FII	100,707	2,019

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	IRB Brasil Resseguros SA	317,730	2,005
	Minerva SA	1,040,471	1,784
*	Cia Brasileira de Distribuicao	573,800	1,726
*	YDUQS Part	1,049,625	1,709
*,2	Locaweb Servicos de Internet SA	1,606,283	1,694
	MRV Engenharia e Participacoes SA	1,169,292	1,688
	Marcopolo SA Preference Shares	2,327,832	1,675
	Odontoprev SA	803,099	1,610
	Pet Center Comercio E Participacoes SA	1,275,960	1,578
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	152,000	1,569
*	Log-in Logistica Intermodal SA	201,619	1,563
	Vivara Participacoes SA	344,800	1,473
	Wilson Sons Holdings Brasil SA	721,000	1,446
	Banco Pan SA Preference Shares	1,322,400	1,421
	SIMPAR SA	896,800	1,379
	Banco do Estado do Rio Grande do Sul SA Class B Preference Shares	633,300	1,351
	Iguatemi SA (BVMF)	308,720	1,260
	Grendene SA	743,100	1,217
*	Oncoclinicas do Brasil Servicos Medicos SA	668,500	1,210
	Vulcabras Azaleia SA	451,800	1,206
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	245,912	1,191
	Tupy SA	264,431	1,182
	Randon SAImplementos E Participacoes Preference Shares	687,837	1,139
	Mahle-Metal Leve SA	194,000	1,118
*	Gol Linhas Aereas Inteligentes SA Preference Shares	832,355	1,108
	Ez Tec Empreendimentos e Participacoes SA	376,600	1,097
	EcoRodovias Infraestrutura e Logistica SA	859,861	1,064
	Boa Vista Servicos SA	696,600	1,050
	Iochpe Maxion SA	452,544	1,030
	Direcional Engenharia SA	321,894	1,013
	Mills Estruturas e Servicos de Engenharia SA	540,105	991
	CM Hospitalar SA	299,800	955
	JHSF Participacoes SA	1,177,500	916
	Movida Participacoes SA	492,800	851
	Taurus Armas SA Preference Shares	239,200	820
*	Hidrovias do Brasil SA	1,476,200	758
	Light SA	1,140,601	736
		Shares	Market Value• ($000)
	LOG Commercial Properties e Participacoes SA	222,765	732
*	Zamp SA	861,983	726
	Fras-Le SA	385,099	724
	FII Hectare Ce	72,170	723
	Blau Farmaceutica SA	176,800	705
	Instituto Hermes Pardini SA	172,400	700
	Ambipar Participacoes e Empreendimentos SA	167,400	688
*	Lojas Quero Quero SA	736,263	607
	Qualicorp Consultoria e Corretora de Seguros SA	761,200	606
*	Anima Holding SA	1,297,131	601
	Enauta Participacoes SA	258,400	598
	Camil Alimentos SA	414,100	598
	Hospital Mater Dei SA	328,400	553
	Grupo SBF SA	357,508	550
	Cia Brasileira de Aluminio	480,165	508
	Armac Locacao Logistica E Servicos SA	204,700	498
*	CVC Brasil Operadora e Agencia de Viagens SA	905,753	494
*,2	Meliuz SA	2,832,700	488
*	Wiz Co.	340,900	404
	Empreendimentos Pague Menos S/A	581,300	343
*	Infracommerce CXAAS SA	1,229,804	296
	Guararapes Confeccoes SA	317,500	269
	BR Properties SA	17,842	227
	Multilaser Industrial SA	526,200	210
	BRPR Corporate Offices FI	17,842	210
*	3R PETROLEUM OLEO E GAS SA Rights Exp. 5/22/23	117,984	182
	Iguatemi SA Pref Preference	36,439	66
*	Meliuz Sa Right Exp. 5/25/23	19,264	2
			132,036
Canada (15.4%)
	WSP Global Inc.	441,820	58,310
	First Quantum Minerals Ltd.	2,097,805	50,972
	Cameco Corp.	1,630,742	44,835
[1]	Emera Inc.	1,010,832	43,012
[1]	Ritchie Bros Auctioneers Inc. (XNYS)	681,544	38,996
	Open Text Corp.	1,009,819	38,243
	TFI International Inc.	310,803	33,497
[1]	ARC Resources Ltd.	2,410,517	29,943
	CCL Industries Inc. Class B	557,394	26,211
	iA Financial Corp. Inc.	390,461	26,200
*	Descartes Systems Group Inc.	320,627	25,407
		Shares	Market Value• ($000)
[1]	Stantec Inc.	419,311	25,205
*	CAE Inc.	1,110,527	24,992
	Toromont Industries Ltd.	305,551	24,690
	Pan American Silver Corp.	1,362,195	24,251
	Kinross Gold Corp.	4,735,951	23,875
[1]	Canadian Apartment Properties REIT	634,720	23,251
[1]	Northland Power Inc.	932,359	22,888
[1]	Algonquin Power & Utilities Corp.	2,582,163	21,956
	Gildan Activewear Inc.	666,612	21,708
	FirstService Corp.	143,760	21,625
	TMX Group Ltd.	208,689	21,136
	West Fraser Timber Co. Ltd.	291,028	21,051
	GFL Environmental Inc.	570,865	20,735
[1]	Keyera Corp.	844,832	19,879
	Lundin Mining Corp.	2,574,130	19,664
	Element Fleet Management Corp.	1,481,109	19,371
	Alamos Gold Inc. Class A	1,477,221	19,091
*	MEG Energy Corp.	1,136,767	18,929
	B2Gold Corp.	4,773,695	18,780
*	Ivanhoe Mines Ltd. Class A	2,138,064	18,542
[1]	AltaGas Ltd.	1,059,523	18,534
	RioCan REIT	1,110,677	17,199
	Brookfield Renewable Corp. Class A (XTSE)	496,634	16,594
[1]	Brookfield Infrastructure Corp. Class A	378,386	16,123
	SNC-Lavalin Group Inc.	670,549	15,442
	Finning International Inc.	569,880	14,768
[1]	Capital Power Corp.	451,942	14,731
[1]	Crescent Point Energy Corp.	1,949,768	14,420
*	Kinaxis Inc.	104,466	14,346
	Granite REIT	223,359	13,891
*	Bombardier Inc. Class B	319,523	13,801
	Boyd Group Services Inc.	80,873	13,487
	Enerplus Corp.	882,595	13,198
[1]	PrairieSky Royalty Ltd.	816,534	12,885
	Colliers International Group Inc.	117,900	12,538
	Parkland Corp.	517,729	12,209
*	ATS Corp.	282,466	12,109
	Onex Corp.	261,017	12,020
	SSR Mining Inc.	786,385	11,260
*	Aritzia Inc.	334,222	10,622
	Premium Brands Holdings Corp. Class A	140,973	10,583
	Osisko Gold Royalties Ltd.	638,145	10,372
	Choice Properties REIT	958,276	10,355
	Dream Industrial REIT	925,113	10,133
[1]	BRP Inc.	135,504	10,123
*,2	Nuvei Corp.	235,767	9,574

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
[1]	Gibson Energy Inc.	560,949	9,519
	Methanex Corp.	209,606	9,383
	First Capital REIT	791,129	9,290
*,1	Air Canada	663,205	9,281
[1]	SmartCentres REIT	473,977	9,159
	Primo Water Corp.	602,157	9,147
	Atco Ltd. Class I	275,224	9,095
[1]	Whitecap Resources Inc.	1,153,556	9,093
	Boralex Inc. Class A	309,927	9,036
	Stella-Jones Inc.	230,359	9,015
*	Bausch Health Cos. Inc.	1,207,099	8,883
	H&R REIT	982,938	8,525
	Parex Resources Inc.	414,972	8,426
	TransAlta Corp.	928,995	8,283
*	Baytex Energy Corp.	2,130,580	8,020
	Allied Properties REIT	475,977	8,003
*	Eldorado Gold Corp.	719,152	7,946
	Vermilion Energy Inc.	619,917	7,847
*	Capstone Mining Corp.	1,667,220	7,839
*	BlackBerry Ltd.	1,977,845	7,708
[1]	Linamar Corp.	161,714	7,687
	Definity Financial Corp.	276,138	7,490
	Tricon Residential Inc.	913,343	7,321
*,1	Lithium Americas Corp.	359,112	7,178
	Paramount Resources Ltd. Class A	290,192	6,871
*	Lightspeed Commerce Inc.	487,024	6,402
[1]	CI Financial Corp.	637,200	6,274
[1]	Russel Metals Inc.	243,326	6,196
	Canadian Western Bank	343,006	6,152
	OceanaGold Corp.	2,686,443	6,147
[1]	First Majestic Silver Corp.	866,179	6,118
[1]	Boardwalk REIT	142,175	6,086
	Lundin Gold Inc.	478,115	6,063
[1]	Innergex Renewable Energy Inc.	590,337	6,056
	Chartwell Retirement Residences	916,583	5,994
	Maple Leaf Foods Inc.	287,362	5,888
	Stelco Holdings Inc.	165,231	5,773
	Centerra Gold Inc.	832,058	5,625
	Quebecor Inc. Class B	207,333	5,351
*	Torex Gold Resources Inc.	325,566	5,342
*	IAMGOLD Corp.	1,862,836	5,335
	North West Co. Inc.	179,956	5,278
*	Equinox Gold Corp.	992,860	4,932
[1]	NorthWest Healthcare Properties REIT	805,734	4,847
*	Novagold Resources Inc.	892,127	4,833
	Enghouse Systems Ltd.	171,211	4,712
[1]	Superior Plus Corp.	626,595	4,648
	Home Capital Group Inc. Class B	141,331	4,543
*,1	Ballard Power Systems Inc.	998,067	4,413
		Shares	Market Value• ($000)
	Hudbay Minerals Inc.	855,952	4,290
*	Celestica Inc.	390,682	4,239
[1]	Mullen Group Ltd.	347,421	3,849
	Winpak Ltd.	115,054	3,837
	Laurentian Bank of Canada	159,036	3,781
	Primaris REIT	376,211	3,710
[1]	TransAlta Renewables Inc.	396,357	3,701
	Topaz Energy Corp.	252,905	3,623
*,1	Canada Goose Holdings Inc.	181,933	3,566
*	Canfor Corp.	226,684	3,406
	Transcontinental Inc. Class A	293,711	3,163
[1]	Westshore Terminals Investment Corp.	148,016	3,017
	Cascades Inc.	367,802	2,997
[1]	Cargojet Inc.	34,663	2,607
[1]	Cogeco Communications Inc.	39,529	1,916
	First National Financial Corp.	59,325	1,656
*,1	Canopy Growth Corp.	1,162,085	1,501
	Artis REIT	281,159	1,461
	Dye & Durham Ltd.	122,003	1,298
*	Cronos Group Inc.	613,643	1,141
	Osisko Gold Royalties Ltd. (XTSE)	65,199	1,060
*,1	Lightspeed Commerce Inc. (XTSE)	37,307	490
			1,591,924
Chile (0.2%)
	Parque Arauco SA	2,615,174	3,706
	Aguas Andinas SA Class A	9,854,714	2,979
	Empresa Nacional de Telecomunicaciones SA	508,155	2,114
	SMU SA	10,884,241	1,901
*	Engie Energia Chile SA	2,144,106	1,660
	Inversiones Aguas Metropolitanas SA	1,842,778	1,279
	Soc Inversiones Oro Blanco	141,447,564	1,253
	SONDA SA	2,304,829	1,164
	Vina Concha y Toro SA	919,704	1,099
	Ripley Corp. SA	3,875,438	784
	Inversiones La Construccion SA	121,904	770
			18,709
China (5.2%)
*,1	JinkoSolar Holding Co. Ltd. ADR	149,560	7,420
*,1	Canadian Solar Inc.	193,204	7,230
	Chinasoft International Ltd.	8,926,304	5,951
*,1	Chindra Group Holdings Ltd.	930,725	5,873
	China Overseas Property Holdings Ltd.	5,000,000	5,552
*,2	Keymed Biosciences Inc.	602,500	4,814
*,2	Alphamab Oncology	2,378,000	4,658
	Hello Group Inc. ADR	556,678	4,654
	Dongyue Group Ltd.	4,561,000	4,641
		Shares	Market Value• ($000)
*,2	New Horizon Health Ltd.	1,266,500	4,545
	Sany Heavy Equipment International Holdings Co. Ltd.	3,278,000	4,348
	SSY Group Ltd.	5,973,324	4,178
*,1,2	Weimob Inc.	7,878,000	4,078
	China Grand Pharmaceutical and Healthcare Holdings Ltd. Class A	5,881,740	3,830
	Hollysys Automation Technologies Ltd.	234,885	3,749
[1]	Xinte Energy Co. Ltd. Class H	1,426,800	3,533
	Fufeng Group Ltd.	5,786,864	3,507
	China Datang Corp Renewable Power Co. Ltd. Class H	8,916,000	3,463
	China Education Group Holdings Ltd.	3,752,000	3,341
	Hisense Home Appliances Group Co. Ltd. Class A	914,864	3,278
*,2	InnoCare Pharma Ltd.	2,822,000	3,249
	Fu Shou Yuan International Group Ltd.	3,944,000	3,201
*	Lifetech Scientific Corp.	8,826,058	3,092
[1]	Tianneng Power International Ltd.	2,604,468	3,024
	China Water Affairs Group Ltd.	3,687,600	2,956
	Tong Ren Tang Technologies Co. Ltd. Class H	2,728,516	2,954
*	Gushengtang Holdings Ltd.	431,300	2,883
*,1	XD Inc.	873,200	2,768
*	Golden Solar New Energy Technology Holdings Ltd.	2,924,000	2,747
	China Overseas Grand Oceans Group Ltd.	4,731,500	2,739
[1]	Skyworth Group Ltd.	5,354,710	2,670
	China Yongda Automobiles Services Holdings Ltd.	3,851,500	2,590
*,1,2	Haichang Ocean Park Holdings Ltd.	12,505,000	2,589
[2]	Asiainfo Technologies Ltd.	1,408,400	2,578
[1]	China Risun Group Ltd.	5,491,000	2,570
[2]	Genertec Universal Medical Group Co. Ltd.	3,680,309	2,449
*,1	Shanghai MicroPort MedBot Group Co. Ltd.	829,500	2,442
	FinVolution Group ADR	612,484	2,438
*,1,2	Alliance International Education Leasing Holdings Ltd.	3,395,000	2,387
	BOE Varitronix Ltd.	1,456,065	2,382
	Shoucheng Holdings Ltd.	9,153,246	2,373

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	COFCO Meat Holdings Ltd.	8,916,000	2,301
*	Noah Holdings Ltd. ADR	144,607	2,293
	China Nonferrous Mining Corp. Ltd.	4,447,000	2,276
*,2	Arrail Group Ltd.	1,650,500	2,273
	Hangzhou Steam Turbine Co. Ltd. Class B	1,611,011	2,271
	Greentown Service Group Co. Ltd.	3,642,000	2,237
[2]	Simcere Pharmaceutical Group Ltd.	1,871,000	2,212
	Digital China Holdings Ltd.	5,159,588	2,143
	Poly Property Group Co. Ltd.	8,203,000	2,137
*,1,2	Meitu Inc.	7,521,000	2,103
*,1	Helens International Holdings Co. Ltd.	1,329,500	2,075
*,2	Bairong Inc.	1,494,000	2,067
	NetDragon Websoft Holdings Ltd.	1,049,090	2,054
*,2	Peijia Medical Ltd.	1,617,000	2,047
	CIMC Enric Holdings Ltd.	2,172,000	2,001
*,2	CARsgen Therapeutics Holdings Ltd.	1,262,000	1,992
	PAX Global Technology Ltd.	2,416,062	1,990
	China Resources Medical Holdings Co. Ltd.	2,080,291	1,943
[1]	Zhongyu Gas Holdings Ltd.	2,450,000	1,902
[1]	Sihuan Pharmaceutical Holdings Group Ltd.	18,343,000	1,879
	Xinyi Energy Holdings Ltd.	6,594,000	1,845
*	Hainan Meilan International Airport Co. Ltd. Class H	884,000	1,833
*,1	DingDong Cayman Ltd. ADR	468,243	1,821
[2]	AK Medical Holdings Ltd.	1,354,000	1,820
[1]	Chervon Holdings Ltd.	357,400	1,819
*	Gaotu Techedu Inc. ADR	542,260	1,779
	Yuexiu REIT	6,635,013	1,745
*,2	Ascentage Pharma Group International	592,200	1,736
	China BlueChemical Ltd. Class H	6,428,000	1,699
[1,2]	Zhou Hei Ya International Holdings Co. Ltd.	3,707,000	1,699
*,1	Yeahka Ltd.	614,800	1,688
*,1	CMGE Technology Group Ltd.	5,179,200	1,677
	China Oriental Group Co. Ltd.	10,304,000	1,658
	Concord New Energy Group Ltd.	18,480,000	1,651
*,1,2	Venus MedTech Hangzhou Inc. Class H	1,132,000	1,585
		Shares	Market Value• ($000)
	Biem.L.Fdlkk Garment Co. Ltd. Class A	302,280	1,574
*,1	Canaan Inc. ADR	539,853	1,522
*,1,2	Microport Cardioflow Medtech Corp.	5,134,000	1,517
*	Sohu.com Ltd. ADR	113,214	1,501
*,1	EHang Holdings Ltd. ADR	130,723	1,452
[2]	Xiabuxiabu Catering Management China Holdings Co. Ltd.	1,867,500	1,423
*,1,2	Linklogis Inc. Class B	3,746,500	1,419
	Sinopec Kantons Holdings Ltd.	3,809,962	1,410
	Bank of Chongqing Co. Ltd. Class H	2,472,343	1,403
*,2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	1,534,400	1,385
*,1	China Conch Environment Protection Holdings Ltd.	4,419,415	1,379
	Lonking Holdings Ltd.	7,737,313	1,372
	Guangdong Provincial Expressway Development Co. Ltd. Class B	1,776,304	1,368
	Shenzhen SED Industry Co. Ltd. Class A	298,600	1,362
*	Vnet Group Inc. ADR	462,748	1,360
	Yuexiu Transport Infrastructure Ltd.	2,456,000	1,341
	Tiangong International Co. Ltd.	4,388,000	1,334
*	SOHO China Ltd.	7,973,542	1,333
	Comba Telecom Systems Holdings Ltd.	6,779,959	1,327
	Consun Pharmaceutical Group Ltd.	2,040,000	1,326
	Gemdale Properties & Investment Corp. Ltd.	19,896,000	1,321
*	LexinFintech Holdings Ltd. ADR	546,556	1,306
	Sichuan Expressway Co. Ltd. Class A	2,211,211	1,304
[1]	CGN New Energy Holdings Co. Ltd.	4,032,720	1,279
[1]	Kangji Medical Holdings Ltd.	1,008,500	1,271
*,1,2	Yidu Tech Inc.	1,669,000	1,260
*	Kingnet Network Co. Ltd. Class A	513,400	1,239
*,1	Guangzhou R&F Properties Co. Ltd. Class H	6,191,200	1,229
	Hisense Home Appliances Group Co. Ltd. Class H	515,173	1,192
	Shanghai Haohai Biological Technology Co. Ltd. Class A	74,086	1,186
*	Harbin Electric Co. Ltd. Class H	2,633,813	1,174
[1]	China Modern Dairy Holdings Ltd.	9,472,000	1,174
		Shares	Market Value• ($000)
	Wasu Media Holding Co. Ltd. Class A	839,037	1,149
	Eoptolink Technology Inc. Ltd Class A	113,621	1,135
	AIMA Technology Group Co. Ltd.	135,890	1,111
*,1	GOME Retail Holdings Ltd.	82,204,000	1,100
*	HUYA Inc. ADR	335,869	1,092
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	511,100	1,092
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	232,900	1,086
	Giant Network Group Co. Ltd.	470,800	1,079
	Red Avenue New Materials Group Co. Ltd. Class A	191,900	1,065
	Sunresin New Materials Co. Ltd. Class A	81,000	1,053
[2]	China New Higher Education Group Ltd.	3,025,000	1,052
*,1	China South City Holdings Ltd.	16,108,000	1,049
	C&D Property Management Group Co. Ltd.	1,782,000	1,043
	Eastern Communications Co. Ltd. Class A	692,600	1,041
*,1,2	Maoyan Entertainment	927,000	1,032
	TCL Electronics Holdings Ltd.	2,193,122	1,027
	Grandblue Environment Co. Ltd. Class A	353,572	1,027
[2]	Midea Real Estate Holding Ltd.	857,200	1,025
	Wuhan Jingce Electronic Group Co. Ltd. Class A	66,392	1,017
	China Shineway Pharmaceutical Group Ltd.	972,343	1,016
[1]	Tian Lun Gas Holdings Ltd.	1,417,900	1,014
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	796,400	1,003
	Beijing GeoEnviron Engineering & Technology Inc. Class A	694,126	990
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	25,216	985
	Guangdong Fenghua Advanced Technology Holding Co. Ltd.	429,893	982
	Western Region Gold Co. Ltd. Class A	470,767	981
	Hangjin Technology Co. Ltd. Class A	167,603	979
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	1,530,300	975
[1,2]	Hope Education Group Co. Ltd.	12,692,000	974

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Health & Happiness H&H International Holdings Ltd.	568,000	973
	Qianhe Condiment and Food Co. Ltd. Class A	269,342	926
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	148,500	924
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	224,400	922
	Heibei Sinopack Electronic Technology Co. Ltd.	53,193	922
[1]	CIFI Ever Sunshine Services Group Ltd.	2,370,000	921
	China Lilang Ltd.	1,658,000	901
	China Automotive Engineering Research Institute Co. Ltd. Class A	279,000	899
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	991,400	898
	Hangcha Group Co. Ltd. Class A	290,647	897
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	1,039,800	894
*	Shuangliang Eco-Energy Systems Co. Ltd. Class A	421,800	890
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	128,100	885
*,2	Ocumension Therapeutics	775,000	873
	Suzhou TFC Optical Communication Co. Ltd. Class A	98,780	870
	West China Cement Ltd.	6,997,200	867
*,3	China Dili Group	10,268,897	863
	Hubei Dinglong Co. Ltd. Class A	223,012	855
	Bank of Chongqing Co. Ltd. Class A	745,375	853
[1,2]	China Renaissance Holdings Ltd.	914,500	847
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	330,000	843
	Sonoscape Medical Corp. Class A	106,400	840
	Guangdong Hongda Blasting Co. Ltd. Class A	194,374	840
	Beijing Cisri-Gaona Materials & Technology Co. Ltd. Class A	151,200	832
	Shanghai Zhonggu Logistics Co. Ltd.	345,400	829
	Zhejiang Cfmoto Power Co. Ltd. Class A	42,100	828
		Shares	Market Value• ($000)
*,1	LVGEM China Real Estate Investment Co. Ltd.	3,802,000	827
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	760,800	827
*	China Railway Materials Co. Class A	1,837,363	823
	Huangshan Tourism Development Co. Ltd. Class B	1,007,215	821
	SPIC Dongfang New Energy Corp. Class A	1,321,250	821
*,2	Mobvista Inc.	1,649,000	821
	China Foods Ltd.	2,228,000	818
*	Risen Energy Co. Ltd. Class A	227,000	816
	State Grid Information & Communication Co. Ltd. Class A	303,100	814
*	Qingdao Sentury Tire Co. Ltd.	193,100	812
	Shenzhen Sunlord Electronics Co. Ltd. Class A	254,188	810
	Sinofibers Technology Co. Ltd. Class A	105,800	801
	Ningbo Xusheng Group Co. Ltd. Class A	233,790	786
	Xiamen Bank Co. Ltd.	970,894	783
*	Youdao Inc. ADR	126,376	782
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	221,600	782
	JNBY Design Ltd.	707,500	779
	CETC Digital Technology Co. Ltd. Class A	224,850	773
	GCL Energy Technology Co. Ltd.	373,800	769
	Chengtun Mining Group Co. Ltd. Class A	1,011,738	768
	Infore Environment Technology Group Co. Ltd. Class A	997,565	764
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	136,500	759
	Sinocare Inc. Class A	182,300	757
	Sinofert Holdings Ltd.	5,978,000	756
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	19,390	748
	Shanghai Wanye Enterprises Co. Ltd. Class A	252,100	747
	Shenzhen Megmeet Electrical Co. Ltd. Class A	169,550	737
*	Zhuguang Holdings Group Co. Ltd.	7,900,000	736
*,1	Q Technology Group Co. Ltd.	1,508,000	735
		Shares	Market Value• ($000)
	Hainan Drinda New Energy Technology Co. Ltd. Class A	50,890	735
*,1	Tongdao Liepin Group	571,600	732
	INESA Intelligent Tech Inc. Class B	1,253,106	731
*,1,2	Viva Biotech Holdings	3,499,000	721
*	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	697,140	719
	China Kepei Education Group Ltd.	2,184,000	718
	Kehua Data Co. Ltd. Class A	118,200	718
*	I-Mab ADR	232,827	717
*	DouYu International Holdings Ltd. ADR	642,865	714
	IKD Co. Ltd. Class A	255,200	707
	Tofflon Science & Technology Group Co. Ltd. Class A	199,100	707
*	Inner Mongolia Mining Co. Ltd.	411,388	707
	Gree Real Estate Co. Ltd. Class A	605,435	704
[1,2]	Medlive Technology Co. Ltd.	636,000	704
	Dajin Heavy Industry Co. Ltd.	159,700	704
*	Jiangsu Hoperun Software Co. Ltd. Class A	207,900	703
	KBC Corp. Ltd. Class A	27,604	702
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Claas A	434,700	702
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	150,570	701
	Shandong Weifang Rainbow Chemical Co. Ltd.	65,300	699
*,1,2	Kintor Pharmaceutical Ltd.	977,000	676
	Wuxi Taiji Industry Co. Ltd. Class A	707,468	675
	China National Gold Group Gold Jewellery Co. Ltd.	386,200	675
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	737,959	673
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	506,200	667
	Norinco International Cooperation Ltd. Class A	251,860	661
*	Zhejiang Narada Power Source Co. Ltd. Class A	227,100	660
*,1	FIH Mobile Ltd.	6,253,000	656
	Hangzhou Dptech Technologies Co. Ltd. Class A	262,900	656
	Digital China Group Co. Ltd. Class A	168,800	651

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*,1,2	Archosaur Games Inc.	1,022,000	650
	Arcsoft Corp. Ltd. Class A	125,620	649
	Xi'an Triangle Defense Co. Ltd. Class A	124,120	643
	Anhui Guangxin Agrochemical Co. Ltd. Class A	151,840	641
	YGSOFT Inc. Class A	521,369	640
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	199,100	639
	Qingdao Haier Biomedical Co. Ltd. Class A	64,045	639
*	Sichuan Development Lomon Co. Ltd. Class A	472,000	638
	Shanghai Moons' Electric Co. Ltd. Class A	113,000	637
*	Chongqing Iron & Steel Co. Ltd. Class A	2,916,067	636
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	123,715	636
	Nanjing Yunhai Special Metals Co. Ltd. Class A	189,500	635
	Sino-Platinum Metals Co. Ltd. Class A	261,859	634
	Qingdao Gaoce Technology Co. Ltd.	61,998	632
	Yankershop Food Co. Ltd. Class A	34,500	630
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	1,091,405	629
	Shanghai Medicilon Inc. Class A	28,990	629
	Hainan Haide Capital Management Co. Ltd.	230,392	626
	CPMC Holdings Ltd.	1,094,000	625
*	Kwg Group Holdings Ltd.	4,728,000	624
*,1,2	Ascletis Pharma Inc.	1,910,000	621
*,1,2	CStone Pharmaceuticals	1,459,000	620
	Piesat Information Technology Co. Ltd. Class A	42,839	620
	Xiamen Xiangyu Co. Ltd. Class A (XSHG)	399,900	616
	Guangdong Tapai Group Co. Ltd. Class A	524,728	615
	Xiamen Kingdomway Group Co. Class A	202,433	614
	Edifier Technology Co. Ltd. Class A	211,700	613
	COFCO Biotechnology Co. Ltd. Class A	536,900	612
		Shares	Market Value• ($000)
	Nantong Jianghai Capacitor Co. Ltd. Class A	210,600	611
	Yantai Tayho Advanced Materials Co. Ltd. Class A	201,900	610
	Konfoong Materials International Co. Ltd. Class A	57,300	609
*	Niu Technologies ADR	163,824	609
*	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	162,200	608
*	China Aluminum International Engineering Corp. Ltd. Class A	591,800	608
	Southern Shuanglin Bio-pharmacy Co. Ltd. Class A	178,363	606
*,1	Zhihu Inc. ADR	550,248	605
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	235,680	604
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	58,400	604
	Nanjing Gaoke Co. Ltd. Class A	615,000	602
	Dazhong Transportation Group Co. Ltd. Class B	2,606,435	597
*	Tibet Mineral Development Co.	125,100	597
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	255,700	589
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	319,800	588
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	273,199	585
	Xingda International Holdings Ltd.	2,833,645	582
*	Shandong Hi-Speed New Energy Group Ltd.	73,400,000	581
	Sichuan Shuangma Cement Co. Ltd. Class A	208,000	578
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	104,330	578
	Wuxi Boton Technology Co. Ltd. Class A	133,700	576
	Xinyu Iron & Steel Co. Ltd. Class A	996,463	572
	CNHTC Jinan Truck Co. Ltd. Class A	270,660	571
	China CAMC Engineering Co. Ltd. Class A	279,800	570
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	90,357	570
	Accelink Technologies Co. Ltd. Class A	164,100	568
*	Guocheng Mining Co. Ltd. Class A	217,475	567
		Shares	Market Value• ($000)
	China Kings Resources Group Co. Ltd. Class A	109,694	567
	Sanquan Food Co. Ltd. Class A	233,200	566
	Victory Giant Technology Huizhou Co. Ltd. Class A	210,757	565
	Shenzhen FRD Science & Technology Co. Ltd.	205,043	565
	Fangda Special Steel Technology Co. Ltd. Class A	731,788	564
	Shenzhen Envicool Technology Co. Ltd. Class A	98,000	564
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	498,700	563
*,3	Fire Rock Holdings Ltd.	7,890,000	563
	Shanghai Huace Navigation Technology Ltd. Class A	136,360	563
*	Jilin Electric Power Co. Ltd. Class A	711,864	561
	Shanghai Pret Composites Co. Ltd. Class A	273,164	559
	KPC Pharmaceuticals Inc. Class A	183,100	558
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	192,114	556
*	CHN Energy Changyuan Electric Power Co. Ltd. Class A	701,300	555
	Leader Harmonious Drive Systems Co. Ltd. Class A	34,153	554
*	Talkweb Information System Co. Ltd. Class A	313,800	551
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	21,700	549
	Wuhan DR Laser Technology Corp. Ltd. Class A	38,640	545
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	106,400	544
[1]	China SCE Group Holdings Ltd.	6,608,000	542
	Jingjin Equipment Inc. Class A	129,689	542
	Wuhu Token Science Co. Ltd. Class A	609,410	541
	Foran Energy Group Co. Ltd. Class A	309,910	539
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	148,033	537

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	296,871	537
	COFCO Capital Holdings Co. Ltd. Class A	497,300	536
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	257,410	535
	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	40,038	535
	Fibocom Wireless Inc. Class A	146,913	533
	Jiangsu ToLand Alloy Co. Ltd.	75,300	533
	Shanghai Daimay Automotive Interior Co. Ltd.	217,894	532
	Xinxiang Richful Lube Addi Class A	34,000	530
	Geovis Technology Co. Ltd. Class A	45,124	530
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	1,532,300	527
	Ningbo Huaxiang Electronic Co. Ltd. Class A	277,300	526
	Hainan Strait Shipping Co. Ltd. Class A	532,050	525
	Zhejiang Yasha Decoration Co. Ltd. Class A	789,700	523
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	73,700	522
	Guangzhou Restaurant Group Co. Ltd. Class A	117,260	520
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	256,700	520
*	Sino Biological Inc.	34,993	520
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	682,200	518
	Tongyu Heavy Industry Co. Ltd. Class A	1,418,300	517
	Three's Co. Media Group Co. Ltd. Class A	22,942	516
	Lizhong Sitong Light Alloys Group Co. Ltd.	154,295	516
*	Roshow Technology Co. Ltd. Class A	462,100	514
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	84,550	513
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	297,800	510
	Shenzhen Topband Co. Ltd. Class A	312,800	510
		Shares	Market Value• ($000)
*	Inner Mongolia Xingye Mining Co. Ltd. Class A	403,700	509
	Chengdu RML Technology Co. Ltd.	49,495	508
	Jiuzhitang Co. Ltd. Class A	267,600	507
	Sunflower Pharmaceutical Group Co. Ltd. Class A	132,971	506
	Jiangsu Guotai International Group Co. Ltd. Class A	427,100	505
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	142,500	505
	GCI Science & Technology Co. Ltd. Class A	157,500	503
	Vats Liquor Chain Store Management JSC Ltd.	128,600	502
*,1,2	Redco Properties Group Ltd.	2,958,000	501
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	219,904	501
	Guangdong Provincial Expressway Development Co. Ltd. Class A	443,959	498
[1]	KWG Living Group Holdings Ltd.	3,658,350	497
	Shenzhen Leaguer Co. Ltd. Class A	394,400	496
	Jiangxi Wannianqing Cement Co. Ltd. Class A	388,400	495
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	229,000	494
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	57,320	494
	Beijing BDStar Navigation Co. Ltd. Class A	104,659	493
	SGIS Songshan Co. Ltd. Class A	1,268,700	493
	Shanghai Huafon Aluminium Corp.	251,500	493
	China Wafer Level Csp Co. Class A	150,720	492
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	831,128	490
	First Tractor Co. Ltd. Class H	912,954	486
*	Jiangsu Akcome Science & Technology Co. Ltd. Class A	1,202,200	486
	B-Soft Co. Ltd. Class A	388,230	483
	Shanghai Belling Co. Ltd. Class A	176,800	482
	Bafang Electric Suzhou Co. Ltd. Class A	37,300	481
	First Tractor Co. Ltd. Class A	287,300	481
		Shares	Market Value• ($000)
	Xinhuanet Co. Ltd. Class A	106,300	481
	Ligao Foods Co. Ltd. Class A	34,900	481
	Sai Micro Electronics Inc. Class A	163,000	478
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	126,500	478
	Quectel Wireless Solutions Co. Ltd. Class A	42,224	477
	Sineng Electric Co. Ltd.	59,300	475
*	China High Speed Transmission Equipment Group Co. Ltd.	1,296,300	474
	Grinm Advanced Materials Co. Ltd. Class A	237,500	472
	Henan Mingtai Al Industrial Co. Ltd.	233,496	469
	Anhui Jinhe Industrial Co. Ltd. Class A	125,400	468
	Beijing Strong Biotechnologies Inc. Class A	138,200	467
	Lushang Health Industry Development Co. Ltd. Class A	294,800	467
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	54,500	466
	Beijing Jingyuntong Technology Co. Ltd. Class A	510,900	465
*,1	Ausnutria Dairy Corp. Ltd.	972,000	464
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	728,080	464
	Chengdu CORPRO Technology Co. Ltd. Class A	138,400	464
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	18,505	463
	Shanghai Kaibao Pharmaceutical Co. Ltd.	398,100	463
	Jiangxi Jovo Energy Co. Ltd.	143,000	461
*	China Express Airlines Co. Ltd. Class A	294,100	460
	Beijing eGOVA Co. Ltd.	123,900	458
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	20,161	456
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	42,200	454
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	115,700	450
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	401,300	450

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Wellhope Foods Co. Ltd. Class A	304,700	448
	China Tungsten And Hightech Materials Co. Ltd. Class A	232,400	447
	Xianhe Co. Ltd. Class A	127,300	446
	Wuxi NCE Power Co. Ltd. Class A	64,288	446
	ZWSOFT Co. Ltd. Guangzhou	15,736	445
	Kidswant Children Products Co. Ltd. Class A	282,900	445
	Hexing Electrical Co. Ltd. Class A	141,962	444
	Zhejiang Orient Gene Biotech Co. Ltd. Class A	51,895	442
	Telling Telecommunication Holding Co. Ltd. Class A	275,400	439
*	Shengda Resources Co. Ltd. Class A	162,000	439
	Nuode Investment Co. Ltd.	420,892	439
*	Bohai Leasing Co. Ltd. Class A	1,376,000	438
*	Shenzhen Clou Electronics Co. Ltd. Class A	375,200	438
	Jiangsu Guomao Reducer Co. Ltd.	155,279	436
*	PNC Process Systems Co. Ltd.	71,700	435
	PharmaBlock Sciences Nanjing Inc. Class A	53,300	431
	CQ Pharmaceutical Holding Co. Ltd. Class A	380,600	431
	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	421,800	431
	Jiangsu Azure Corp. Class A	266,900	430
	Kunshan Dongwei Technology Co. Ltd. Class A	35,184	429
	Yotrio Group Co. Ltd. Class A	750,400	428
	MLS Co. Ltd. Class A	333,000	428
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A	285,800	428
	Edan Instruments Inc. Class A	189,000	426
*	JS Corrugating Machinery Co. Ltd. Class A	155,700	425
	Zhejiang Meida Industrial Co. Ltd. Class A	264,400	422
	CTS International Logistics Corp. Ltd. Class A	291,080	420
*	Hubei Yihua Chemical Industry Co. Ltd. Class A	232,800	419
		Shares	Market Value• ($000)
	Sino Wealth Electronic Ltd. Class A	85,129	418
	Shanghai Haixin Group Co. Class B	1,321,500	417
[1,2]	China Everbright Greentech Ltd.	2,160,000	417
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	539,300	415
	Shandong Jinjing Science & Technology Co. Ltd.	346,200	415
	Fujian Boss Software Development Co. Ltd. Class A	146,500	415
	Xinjiang Communications Construction Group Co. Ltd. Class A	150,600	413
	Lancy Co. Ltd. Class A	104,400	412
	Moon Environment Technology Co. Ltd. Class A	192,700	412
	Fujian Star-net Communication Co. Ltd. Class A	134,100	411
*	Focused Photonics Hangzhou Inc. Class A	116,800	407
	Jade Bird Fire Co. Ltd. Class A	112,000	407
*	Wuxi Paike New Materials Technology Co. Ltd. Class A	26,200	407
	Yusys Technologies Co. Ltd. Class A	151,780	406
	Suplet Power Co. Ltd. Class A	95,760	406
	Riyue Heavy Industry Co. Ltd. Class A	129,000	404
	Beijing Tongtech Co. Ltd. Class A	107,460	400
	Chengdu Hongqi Chain Co. Ltd. Class A	443,200	400
	Beibuwan Port Co. Ltd. Class A	320,019	396
*	Keshun Waterproof Technologies Co. Ltd. Class A	253,700	395
	Guangzhou GRG Metrology & Test Co. Ltd. Class A	120,757	395
	Sichuan Anning Iron and Titanium Co. Ltd.	81,033	395
*	Hebei Chengde Lolo Co. Class A	301,760	394
	Ningbo Peacebird Fashion Co. Ltd. Class A	121,100	394
*	Hybio Pharmaceutical Co. Ltd. Class A	236,600	394
*	Jinlei Technology Co. Ltd. Class A	67,800	390
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	113,700	389
		Shares	Market Value• ($000)
	Shenzhen Desay Battery Technology Co. Class A	72,635	388
	Shanghai Liangxin Electrical Co. Ltd. Class A	233,240	387
	Jiangsu Provincial Agricultural Reclamation and Development Corp. (XSSC)	223,100	387
	China Tianying Inc. Class A	577,300	386
	Shenzhen Yinghe Technology Co. Ltd. Class A	145,096	386
	Suzhou Good-Ark Electronics Co. Ltd. Class A	199,000	384
	Electric Connector Technology Co. Ltd. Class A	86,000	384
	Winall Hi-Tech Seed Co. Ltd. Class A	173,250	381
	Chengdu ALD Aviation Manufacturing Corp.	110,554	381
	Shanxi Coking Co. Ltd. Class A (XSHG)	487,227	379
	Zhejiang Communications Technology Co. Ltd.	423,800	378
*	Fulin Precision Co. Ltd. Class A	256,500	378
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	252,641	377
*	Aotecar New Energy Technology Co. Ltd. Class A	1,007,400	376
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	91,400	373
	Wencan Group Co. Ltd.	64,897	373
*	Advanced Technology & Materials Co. Ltd. Class A	293,200	372
	Marssenger Kitchenware Co. Ltd.	93,000	371
	Sumavision Technologies Co. Ltd. Class A	393,700	370
	Henan Liliang Diamond Co. Ltd. Class A	30,500	370
	Shanghai AtHub Co. Ltd. Class A	73,400	369
	Zhejiang Wanma Co. Ltd. Class A	235,900	368
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	354,600	366
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	167,500	366
	Riyue Heavy Industry Co. Ltd. Class A (XSHG)	116,900	366

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Xilinmen Furniture Co. Ltd. Class A	99,600	366
*	Tangrenshen Group Co. Ltd. Class A	346,800	365
	Anhui Construction Engineering Group Co. Ltd. Class A	400,800	365
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	204,100	364
*	Shanghai Runda Medical Technology Co. Ltd. Class A	193,100	362
	Xiamen Xiangyu Co. Ltd. Class A	234,533	361
	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	56,200	360
	Zhejiang Windey Co. Ltd. Class A	182,832	359
	Jiangsu Lopal Tech Co. Ltd.	128,792	359
	Hangxiao Steel Structure Co. Ltd. Class A	556,700	358
	Shandong Bohui Paper Industrial Co. Ltd. Class A	387,458	358
	Lier Chemical Co. Ltd. Class A	168,680	356
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	388,828	353
	Bear Electric Appliance Co. Ltd. Class A	28,800	351
	Chengdu Wintrue Holding Co. Ltd. Class A	234,900	351
	Henan Yuguang Gold & Lead Co. Ltd. Class A	378,800	350
	Zhejiang Tiantie Industry Co. Ltd.	263,094	350
*	Chengzhi Co. Ltd. Class A	293,300	349
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	291,300	349
	Cccg Real Estate Corp. Ltd. Class A	182,200	348
	Guizhou Chanhen Chemical Corp.	106,600	346
	Venustech Group Inc. Class A	76,800	345
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	699,900	344
	Sinosteel Engineering & Technology Co. Ltd. Class A	268,300	344
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd.	241,400	343
*	Zhejiang Dun'An Artificial Environment Co. Ltd.	164,600	343
	Qingdao East Steel Tower Stock Co. Ltd.	293,600	342
		Shares	Market Value• ($000)
	Top Resource Conservation & Environment Corp.	192,500	341
	Shanxi Blue Flame Holding Co. Ltd. Class A	291,800	340
	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	216,696	340
*	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	109,500	339
	Truking Technology Ltd. Class A	148,900	338
	FAWER Automotive Parts Co. Ltd. Class A	500,400	337
	DeHua TB New Decoration Materials Co. Ltd. Class A	213,400	335
	Shenzhen Tagen Group Co. Ltd. Class A	430,300	333
	Luyang Energy-Saving Materials Co. Ltd.	109,666	333
	Amoy Diagnostics Co. Ltd. Class A	81,720	332
	Hainan Poly Pharm Co. Ltd. Class A	108,902	332
	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	114,400	331
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	19,772	331
	Renhe Pharmacy Co. Ltd. Class A	346,200	330
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	518,200	330
	PCI Technology Group Co. Ltd. Class A	324,200	329
	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	130,600	329
	Beijing SuperMap Software Co. Ltd. Class A	106,000	325
	Chengdu Kanghua Biological Products Co. Ltd. Class A	26,100	325
	Zhejiang Weixing Industrial Development Co. Ltd.	246,691	325
	Tibet Urban Development and Investment Co. Ltd. Class A	159,700	325
	Road King Infrastructure Ltd.	813,346	324
	Shenzhen Changhong Technology Co. Ltd. Class A	127,700	324
	Longhua Technology Group Luoyang Co. Ltd. Class A	281,200	324
		Shares	Market Value• ($000)
*	Hand Enterprise Solutions Co. Ltd. Class A	206,900	323
	Guangdong Advertising Group Co. Ltd. Class A	383,500	323
*	Genimous Technology Co. Ltd. Class A	339,100	322
	Lihuayi Weiyuan Chemical Co. Ltd.	115,400	322
*	Beijing Compass Technology Development Co. Ltd. Class A	44,400	320
	BrightGene Bio-Medical Technology Co. Ltd. Class A	92,017	320
	Jinghua Pharmaceutical Group Co. Ltd.	206,290	320
	Shandong Shanda WIT Science & Tech Co. Ltd. Class A	60,200	319
	Beijing Dahao Technology Corp. Ltd. Class A	149,100	318
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	322,304	315
	Jinneng Science&Technology Co. Ltd. Class A	234,000	314
*	Jiangxi Ganneng Co. Ltd. Class A	260,624	313
*	Delixi New Energy Technology Co. Ltd. Class A	36,500	311
	Wuhan Department Store Group Co. Ltd. Class A	188,173	310
*	Great Chinasoft Technology Co. Ltd. Class A	173,800	310
	Guangdong Aofei Data Technology Co. Ltd. Class A	163,860	307
	Dongjiang Environmental Co. Ltd. Class A	346,499	306
*	Tech-Bank Food Co. Ltd. Class A	401,497	305
	Shanghai Bright Power Semiconductor Co. Ltd. Class A	14,799	305
	Zhejiang Ausun Pharmaceutical Co. Ltd.	91,500	302
*	Shandong Longda Meat Foodstuff Co. Ltd. Class A	248,700	301
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	103,300	300
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	95,700	299
*	Hongda Xingye Co. Ltd. Class A	807,800	299

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	735,000	298
	Shandong Dawn Polymer Co. Ltd. Class A	119,800	298
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	206,600	297
	Hunan Zhongke Electric Co. Ltd. Class A	166,500	296
*	Nations Technologies Inc. Class A	142,300	296
	Jiangsu Boqian New Materia Class A	60,400	293
*	Luoniushan Co. Ltd. Class A	268,600	290
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	176,900	290
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	26,239	290
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	212,000	288
*	YaGuang Technology Group Co. Ltd. Class A	274,900	288
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	56,700	288
	QuakeSafe Technologies Co. Ltd. Class A	57,117	287
	Jinhui Liquor Co. Ltd. Class A	77,400	287
*,3	China Aoyuan Group Ltd.	5,071,786	286
*	Innuovo Technology Co. Ltd. Class A	308,700	286
	Shenzhen Gongjin Electronics Co. Ltd. Class A	212,400	284
	Chow Tai Seng Jewellery Co. Ltd. Class A	116,250	284
	Beyondsoft Corp.	140,900	283
	Hunan Aihua Group Co. Ltd. Class A	86,843	279
	PhiChem Corp. Class A	105,500	278
	CGN Nuclear Technology Development Co. Ltd. Class A	252,324	278
	Foryou Corp.	67,400	276
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	97,440	273
	Jiangsu Shagang Co. Ltd. Class A	480,000	272
	Beijing North Star Co. Ltd. Class H	2,368,000	272
	Guangdong Dowstone Technology Co. Ltd. Class A	143,400	272
		Shares	Market Value• ($000)
	Changchun Faway Automobile Components Co. Ltd. Class A	231,260	271
*	Luoyang Glass Co. Ltd. Class A	102,500	271
	Shandong Xiantan Co. Ltd.	208,300	270
*	HC SemiTek Corp.	282,100	270
*,1	Yuzhou Group Holdings Co. Ltd.	8,700,391	267
	Xinxiang Tuoxin Pharmaceutical Co. Ltd. Class A	21,400	267
*	Shenzhen World Union Group Inc. Class A	679,900	266
*	HyUnion Holding Co. Ltd. Class A	247,800	265
	Sichuan Jiuzhou Electric Co. Ltd. Class A	259,700	264
	Jiangsu Huahong Technology Stock Co. Ltd.	141,893	264
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	150,700	263
	Chengdu Leejun Industrial Co. Ltd. Class A	253,100	263
*	Ningxia Zhongyin Cashmere Class A	1,104,900	263
	Yibin Tianyuan Group Co. Ltd. Class A	263,250	263
*	Orient Group Inc. Class A	774,900	262
	Yonggao Co. Ltd. Class A	348,100	261
*	Beijing VRV Software Corp. Ltd. Class A	348,300	260
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	279,043	260
	Gansu Qilianshan Cement Group Co. Ltd. Class A	158,700	259
	Beijing Water Business Doctor Co. Ltd. Class A	221,500	258
*	Bestway Marine & Energy Technology Co. Ltd. Class A	390,400	256
	Hangzhou Boiler Group Co. Ltd. Class A	97,700	254
	Shantui Construction Machinery Co. Ltd. Class A	382,600	253
	Qinghai Huzhu Tianyoude Class A	120,900	251
*	INKON Life Technology Co. Ltd. Class A	141,100	249
	Shenzhen Microgate Technology Co. Ltd. Class A	200,900	248
	Zhejiang Hailide New Material Co. Ltd. Class A	315,400	248
	Beijing Ctrowell Technology Corp. Ltd. Class A	181,800	247
	Archermind Technology Nanjing Co. Ltd. Class A	38,100	246
		Shares	Market Value• ($000)
*	Sichuan Haite High-tech Co. Ltd. Class A	190,200	245
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	114,600	245
*	Visionox Technology Inc. Class A	252,200	243
*	Client Service International Inc. Class A	117,300	242
	Rongsheng Petrochemical Co. Ltd. Class A	234,055	242
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A	131,300	240
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	239,600	238
	City Development Environment Co. Ltd. Class A	139,720	238
	DBG Technology Co. Ltd. Class A	160,060	237
	Hangzhou Onechance Tech Corp. Class A	54,300	236
	Guangdong Guanghua Sci Tech Class A	100,900	234
	China Harmony New Energy Auto Holding Ltd.	2,067,423	233
*	Tongding Interconnection Information Co. Ltd.	287,300	232
	ZheJiang Dali Technology Co. Ltd. Class A	114,720	232
	Shandong Head Co. Ltd. Class A	80,800	231
*	YanTai Shuangta Food Co. Ltd. Class A	301,100	229
	Jenkem Technology Co. Ltd. Class A	12,615	229
*	China Reform Health Management and Services Group Co. Ltd. Class A	147,400	229
	Shenzhen Sunline Tech Co. Ltd. Class A	133,900	226
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	309,500	226
	Ningbo Yunsheng Co. Ltd. Class A	183,000	223
	Unilumin Group Co. Ltd. Class A	182,800	221
	Black Peony Group Co. Ltd. Class A	228,740	221
	Ningbo Zhenyu Technology Co. Ltd.	19,994	221
*	Anhui Tatfook Technology Co. Ltd. Class A	166,884	220
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	177,100	219

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Guangzhou Zhiguang Electric Co. Ltd. Class A	202,900	219
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	49,100	218
	Monalisa Group Co. Ltd. Class A	87,171	217
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	28,740	217
	Sino GeoPhysical Co. Ltd. Class A	83,000	216
*,1	Times China Holdings Ltd.	2,835,693	214
	Wuhan Keqian Biology Co. Ltd.	57,815	214
	Jiangsu Amer New Material Co. Ltd.	143,900	213
	Anhui Genuine New Materials Co. Ltd. Class A	155,717	212
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	26,894	212
*	Zhenro Properties Group Ltd.	7,160,921	211
	Shenzhen Click Technology Co Ltd	97,400	211
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	142,060	209
*	China High Speed Railway Technology Co. Ltd. Class A	610,400	209
*	Shenzhen Center Power Tech Co. Ltd. Class A	85,800	209
	Aerospace Hi-Tech Holdings Group Ltd. Class A	147,897	207
	Yijiahe Technology Co. Ltd. Class A	39,200	207
*	Henan Yuneng Holdings Co. Ltd. Class A	322,700	207
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	277,500	205
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	81,900	205
	Guangdong Hybribio Biotech Co. Ltd. Class A	96,858	205
	Goldenmax International Technology Ltd. Class A	166,100	203
	Konka Group Co. Ltd. Class A	295,400	202
	China Harzone Industry Corp. Ltd. Class A	174,200	199
	Changying Xinzhi Technology Co. Ltd. Class A	103,400	198
	5I5J Holding Group Co. Ltd. Class A	434,300	197
	Shenzhen Das Intellitech Co. Ltd. Class A	350,600	196
		Shares	Market Value• ($000)
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	261,700	195
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	57,300	195
	China Dongxiang Group Co. Ltd.	4,809,000	191
	JSTI Group Class A	201,500	190
*	Rianlon Corp.	32,500	190
	Jinyuan EP Co. Ltd.	148,800	185
	Realcan Pharmaceutical Group Co. Ltd. Class A	333,900	181
	Yunnan Energy Investment Co. Ltd. Class A	113,200	181
*	Zhejiang Jingu Co. Ltd. Class A	185,200	179
	Gansu Shangfeng Cement Co. Ltd. Class A	109,920	179
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class T	313,743	177
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	102,100	177
	Jin Tong Ling Technology Class A	383,000	177
*	Sunward Intelligent Equipment Co. Ltd. Class A	200,700	175
*	Beijing Sinohytec Co. Ltd. Class A	15,061	175
*	Fujian Snowman Co. Ltd.	149,300	172
*	Zhongtian Financial Group Co. Ltd. Class A	1,790,700	171
*	Zhongtong Bus Co. Ltd. A Class A	113,400	165
	Inner Mongolia M-Grass Ecology And Enviroment Group Co. Ltd. Class A	323,600	162
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	146,200	161
*	Beijing Orient Landscape & Environment Co. Ltd. Class A	568,600	159
	Shenzhen Sunmoon Microelectronics Co. Ltd.	20,499	159
	Differ Group Holding Co. Ltd.	8,802,000	150
	Huafu Fashion Co. Ltd. Class A	316,500	141
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	291,200	141
	Central China Management Co. Ltd.	2,145,256	134
*	Antong Holdings Co. Ltd. Class A	281,500	133
		Shares	Market Value• ($000)
	Shanxi Coking Co. Ltd. Class A	165,100	129
	Rainbow Digital Commercial Co. Ltd. Class A	141,500	127
*	Kaisa Group Holdings Ltd.	3,268,268	121
[2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	21,600	119
	Chongqing Zaisheng Technology Corp. Ltd. Class A	182,980	118
	Qingling Motors Co. Ltd. Class H	1,078,217	111
*	Chongqing Iron & Steel Co. Ltd. Class H	903,500	103
*,3	Boshiwa International Ltd.	469,000	100
	Beken Corp. Class A	22,300	95
*	Shenzhen Click Technology Co. Ltd.	75,271	92
*	Guangdong Highsun Group Co. Ltd.	291,300	84
	COFCO Capital Holdings Co. Ltd. Class A (XSHE)	74,500	80
	Shenzhen Tellus Holding Co. Ltd. Class A	27,600	68
*,1,3	China Fishery Group Ltd.	1,088,512	62
*,3	Colour Life Services Group Co. Ltd.	748,370	59
	Tianjin Capital Environmental Protection Group Co. Ltd. Class H	132,629	53
	Greenland Hong Kong Holdings Ltd.	497,912	38
	China Fangda Group Co. Ltd. Class B	128,605	34
	Beijing North Star Co. Ltd. Class A	101,400	29
	Eastern Communications Co. Ltd. Class B	57,250	25
	Beken Corp.	5,400	23
	Shanghai Industrial Urban Development Group Ltd.	347,616	22
	Chongqing Zaisheng Technology Corp. Ltd. Class A (XSSC)	13,720	9
*,1,3	Midas Holdings Ltd.	2,619,447	—
*,3	Fantasia Holdings Group Co. Ltd.	1,143,000	—
*,3	Real Gold Mining Ltd.	239,476	—
*,3	China Animal Healthcare Ltd.	1,003,918	—
*,3	China Zhongwang Holdings Ltd.	4,366,000	—
*	Xinyi Energy Holdings Ltd. Rights Exp. 5/23/23	656,200	—
			533,956
Colombia (0.0%)
	Banco Davivienda SA Preference Shares	372,349	1,672

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
Denmark (1.8%)
	SimCorp A/S	140,094	15,186
	Ringkjoebing Landbobank A/S	104,551	14,705
	ISS A/S	699,217	14,619
*	Jyske Bank A/S (Registered)	193,674	14,160
*	GN Store Nord A/S	461,752	12,327
*	Ambu A/S Class B	655,237	10,419
	Sydbank A/S	217,802	9,717
*	NKT A/S	164,886	8,665
	FLSmidth & Co. A/S	218,497	8,632
	Topdanmark A/S	159,403	8,415
*	Bavarian Nordic A/S	270,560	7,441
*	Zealand Pharma A/S	198,534	6,714
*	ALK-Abello A/S	503,445	6,373
	Alm Brand A/S	3,270,337	6,050
	D/S Norden A/S	88,706	5,574
	Spar Nord Bank AS Class B	311,375	5,065
*,2	Netcompany Group A/S	125,576	4,860
	Dfds A/S	117,037	4,715
[2]	Scandinavian Tobacco Group A/S	214,769	4,195
	Schouw & Co. A/S	46,689	3,975
*	Chemometec A/S	61,561	3,562
	Torm plc Class A	111,217	3,481
*	NTG Nordic Transport Group A/S Class A	56,234	2,992
			181,842
Egypt (0.1%)
*	Egyptian Financial Group-Hermes Holding Co.	4,131,541	2,454
*	Fawry for Banking & Payment Technology Services SAE	9,945,323	1,928
	Eastern Co. SAE	3,408,883	1,925
*	ElSewedy Electric Co.	2,442,445	1,450
	Talaat Moustafa Group	3,748,596	1,161
*	Medinet Nasr Housing	3,634,045	427
			9,345
Finland (0.8%)
	Konecranes OYJ Class A	278,237	10,898
	Cargotec OYJ Class B	185,423	10,246
	TietoEVRY OYJ (XHEL)	271,395	8,672
	Outokumpu OYJ	1,245,816	6,792
*,1	QT Group OYJ	74,538	6,428
	Kemira OYJ	334,758	5,872
	Uponor OYJ	209,942	5,603
	Nokian Renkaat OYJ	507,475	4,944
	Metsa Board OYJ Class A	656,087	4,731
	Revenio Group OYJ Class B	86,757	3,262
	Sanoma OYJ	291,854	2,531
	Tokmanni Group Corp.	181,539	2,486
[2]	Terveystalo OYJ	278,765	2,437
	Citycon OYJ	284,739	2,152
	TietoEVRY OYJ	56,975	1,820
	YIT OYJ	622,106	1,610
	F-Secure OYJ	367,734	1,185
		Shares	Market Value• ($000)
*	Finnair OYJ	1,948,469	1,141
	Raisio OYJ Class V	395,070	992
	Oriola OYJ Class B	473,337	758
*,3	Ahlstrom-Munksjo Oyj Rights	29,401	578
			85,138
France (2.9%)
	Alten SA	109,902	18,684
	SPIE SA	485,091	15,141
	Technip Energies NV Class B	674,029	14,954
	Elis SA GDR	711,485	14,133
	Gaztransport Et Technigaz SA Class B	120,660	12,904
*	Faurecia SE (XPAR)	580,409	12,052
	Sopra Steria Group SACA	55,414	11,995
	Nexans SA	127,793	10,996
[2]	Verallia SA	267,555	10,860
	Rubis SCA	356,228	10,528
	SES SA Class A	1,427,210	8,852
	IPSOS	151,063	8,191
*	Air France-KLM	4,391,863	7,607
*	Vallourec SA	586,647	6,701
	Coface SA	412,811	6,319
	Imerys SA	148,548	6,107
	Virbac SA	16,627	5,679
	Societe BIC SA	91,747	5,662
	Rothschild & Co.	105,577	5,450
	Interparfums SA	67,155	5,334
*,1	Atos SE	362,505	5,025
	Nexity SA	164,937	4,327
*	SES-imagotag SA	26,688	4,268
	Trigano SA	32,056	4,176
	Metropole Television SA	247,725	3,999
*	Cie Plastic Omnium SA	207,379	3,672
	Eramet SA	37,312	3,634
[1]	Eutelsat Communications SA	541,243	3,598
	Carmila SA	210,035	3,555
	Mercialys SA	353,350	3,553
	Television Francaise 1	398,478	3,211
	Fnac Darty SA	73,093	2,756
	ARGAN SA	35,260	2,751
	Quadient SA	137,526	2,734
*	ID Logistics Group	9,091	2,672
	Derichebourg SA	385,501	2,384
	PEUGEOT Investment	19,037	2,336
	Korian SA	256,208	2,223
	Beneteau SA	134,621	2,167
*	Euroapi SA	180,422	2,167
[1]	Mersen SA	53,578	2,161
*,1	Voltalia SA (Registered)	138,319	2,103
*	CGG SA	2,723,398	2,038
	Altarea SCA	14,500	1,898
*,1	Valneva SE	387,327	1,882
[2]	Maisons du Monde SA	171,832	1,812
	Antin Infrastructure Partners SA	102,691	1,733
	Vicat SA	59,142	1,725
*,2	X-Fab Silicon Foundries SE	190,481	1,622
*,2	Elior Group SA	451,127	1,570
	Lagardere SA	60,279	1,454
		Shares	Market Value• ($000)
	Vetoquinol SA	14,508	1,422
*,1	Casino Guichard Perrachon SA	144,581	1,230
*,2	SMCP SA	136,302	1,207
	Equasens	13,692	1,082
	Vilmorin & Cie SA	22,234	1,055
	Manitou BF SA	41,765	1,032
*	GL Events	41,305	992
*	Lisi SA	31,889	904
*,1	OVH Groupe SAS	78,061	822
	Etablissements Maurel et Prom SA	198,509	758
	Jacquet Metals SACA	37,532	734
*,1	Orpea SA	226,123	669
*	Believe SA Class B	50,767	605
	LISI	17,813	505
	Bonduelle SCA	39,068	493
	Boiron SA	8,023	353
*,2	Aramis Group SAS	60,452	269
*	Lissi	5,945	169
	Lisi SA Prime De Fidelite	3,729	106
*,1	Mersen SA Rights Exp. 5/2/23	53,326	87
			297,849
Germany (3.3%)
	HUGO BOSS AG	217,361	16,387
	K&S AG (Registered)	725,151	14,464
	Gerresheimer AG	131,025	14,277
	Freenet AG	455,637	12,990
	Aurubis AG	134,396	12,609
	AIXTRON SE	405,514	11,481
*	Evotec SE	589,561	10,828
*,2	TeamViewer SE	529,420	9,771
	Hensoldt AG	203,623	7,637
	Encavis AG	424,896	7,347
	Krones AG	55,880	7,342
[2]	Befesa SA	154,516	6,957
	Software AG	192,747	6,585
	Duerr AG	188,814	6,551
	Jenoptik AG	197,331	6,299
*	Aareal Bank AG	183,444	6,246
	Stabilus SE	93,779	6,129
	Suedzucker AG	294,393	5,947
[1]	ProSiebenSat.1 Media SE	659,585	5,923
[1]	Salzgitter AG	148,761	5,898
*	Nordex SE Class B	483,818	5,827
	Siltronic AG	78,858	5,684
	Stroeer SE & Co. KGaA	97,673	5,356
	CompuGroup Medical SE & Co. KGaA	95,076	5,228
	TAG Immobilien AG	579,139	4,959
*	Vitesco Technologies Group AG Class A	71,326	4,885
	Bilfinger SE	106,657	4,614
	CANCOM SE	127,127	4,577
[1,2]	Deutsche Pfandbriefbank AG	472,887	4,362
*	flatexDEGIRO AG	325,000	3,503
*	SMA Solar Technology AG	32,268	3,490
	Kontron AG	179,284	3,469
[1]	GRENKE AG	96,196	3,450
[1]	Aroundtown SA	2,510,677	3,421
	Dermapharm Holding SE	66,018	3,314
*,1	Nagarro SE	30,774	3,314

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Deutz AG	487,500	3,241
	Synlab AG	294,350	3,108
	Kloeckner & Co. SE Preference Shares	269,811	2,995
	Grand City Properties SA	354,540	2,961
	Atoss Software AG	14,726	2,954
*,1,2	Auto1 Group SE	367,794	2,902
	VERBIO Vereinigte BioEnergie AG	77,212	2,876
	Eckert & Ziegler Strahlen- und Medizintechnik AG Class B	55,432	2,867
*,1	MorphoSys AG	135,847	2,853
	Norma Group SE	119,732	2,848
*,2	Shop Apotheke Europe NV	27,709	2,766
	PNE AG	168,791	2,758
	Hornbach Holding AG & Co. KGaA	31,474	2,674
*	Hypoport SE	16,152	2,590
	Draegerwerk AG & Co. KGaA Preference Shares	45,433	2,557
	KWS Saat SE & Co. KGaA	38,915	2,523
	Indus Holding AG	83,408	2,470
	GFT Technologies SE	60,580	2,392
	BayWa AG	53,126	2,275
	Wacker Neuson SE	91,398	2,229
	STRATEC SE	30,139	2,074
[1]	CECONOMY AG	672,895	2,053
	1&1 AG	173,884	2,029
	Adesso SE	13,066	1,959
	Takkt AG	121,941	1,953
	New Work SE	10,584	1,930
	PATRIZIA SE	167,503	1,801
	Energiekontor AG	21,179	1,697
	Deutsche Beteiligungs AG	52,228	1,651
*,1	SGL Carbon SE	171,004	1,578
[1]	DIC Asset AG	200,252	1,524
	Vossloh AG	32,460	1,489
	Hamburger Hafen und Logistik AG Class B	84,704	1,169
	Bertrandt AG	20,775	1,157
[1]	Varta AG	42,348	1,098
*,1	Aareal Bank AG (XETR)	29,220	1,053
	Secunet Security Networks AG	4,696	1,037
[2]	Instone Real Estate Group SE	129,118	1,033
	Wuestenrot & Wuerttembergische AG	56,540	1,029
	ElringKlinger AG	84,584	951
	Deutsche EuroShop AG	40,087	906
	Basler AG	40,211	867
*,1	About You Holding SE	140,239	863
	CropEnergies AG	72,521	840
*	ADVA Optical Networking SE	32,926	726
	Draegerwerk AG & Co. KGaA (XETR)	3,536	163
			340,590
		Shares	Market Value• ($000)
Greece (0.0%)
	Hellenic Exchanges - Athens Stock Exchange SA	256,791	1,136
	Fourlis Holdings SA	114,251	504
			1,640
Hong Kong (0.8%)
	Pacific Basin Shipping Ltd.	18,091,532	6,295
	Fortune REIT	5,248,589	4,391
	Luk Fook Holdings International Ltd.	1,361,399	4,363
*	IGG Inc.	3,378,000	2,792
*	Theme International Holdings Ltd.	19,968,347	2,320
*,1	Vobile Group Ltd.	5,791,000	2,260
	HKBN Ltd.	3,168,629	2,236
	CITIC Telecom International Holdings Ltd.	5,492,004	2,206
*	Cowell e Holdings Inc.	1,139,000	2,203
	Sunlight REIT	4,704,072	1,824
*,2	Sirnaomics Ltd.	251,578	1,780
	K Wah International Holdings Ltd.	5,055,398	1,747
	Chow Sang Sang Holdings International Ltd.	1,234,565	1,622
	Stella International Holdings Ltd.	1,511,500	1,574
[1]	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	768,000	1,569
	United Laboratories International Holdings Ltd.	1,916,500	1,552
[1]	LK Technology Holdings Ltd.	1,404,475	1,436
[1]	Hong Kong Technology Venture Co. Ltd.	2,145,000	1,349
	SUNeVision Holdings Ltd.	2,287,000	1,300
[1]	Canvest Environmental Protection Group Co. Ltd.	2,467,000	1,299
*,2	Jacobio Pharmaceuticals Group Co. Ltd.	1,458,600	1,284
	VSTECS Holdings Ltd.	2,230,000	1,281
*,2	Hua Medicine	3,280,000	1,280
	Value Partners Group Ltd.	3,926,434	1,246
	Giordano International Ltd.	4,111,735	1,237
	Jinchuan Group International Resources Co. Ltd.	16,988,000	1,217
*	Cosmopolitan International Holdings Ltd.	6,528,000	1,215
*	Sa Sa International Holdings Ltd.	4,586,000	1,078
	Far East Consortium International Ltd.	4,226,043	1,068
	EC Healthcare	1,569,000	1,057
	Prosperity REIT	4,012,000	973
*	Television Broadcasts Ltd.	1,099,600	964
*,1	Realord Group Holdings Ltd.	1,332,000	922
		Shares	Market Value• ($000)
*,1,2	Fosun Tourism Group	791,200	922
	Powerlong Real Estate Holdings Ltd.	5,907,000	921
*	Shun Tak Holdings Ltd.	4,912,000	892
[1]	China Tobacco International HK Co. Ltd.	650,000	817
*,1	C-Mer Eye Care Holdings Ltd.	1,424,000	816
*	Esprit Holdings Ltd.	9,966,350	815
	Texhong International Group Ltd.	1,099,500	803
	Truly International Holdings Ltd.	6,273,000	795
*,2	Frontage Holdings Corp.	2,406,000	749
	Sun Hung Kai & Co. Ltd.	2,025,000	747
	Pacific Textiles Holdings Ltd.	2,198,000	707
*,1,2	Everest Medicines Ltd.	384,500	700
	SmarTone Telecommunications Holdings Ltd.	1,080,730	658
	Asia Cement China Holdings Corp.	1,403,500	616
	CITIC Resources Holdings Ltd.	9,572,000	575
	Vesync Co. Ltd.	1,410,000	550
[2]	IMAX China Holding Inc.	530,300	516
[1]	Powerlong Commercial Management Holdings Ltd.	795,500	516
	Texwinca Holdings Ltd.	2,408,000	430
	Singamas Container Holdings Ltd.	5,413,960	421
*	Chinese Estates Holdings Ltd.	1,378,887	398
*,2	Antengene Corp. Ltd.	1,088,500	376
	Pou Sheng International Holdings Ltd.	4,451,298	369
*	OCI International Holdings Ltd.	3,388,000	324
	Dynam Japan Holdings Co. Ltd.	475,040	297
*,1,3	National Agricultural Holdings	1,560,000	237
	CMBC Capital Holdings Ltd.	1,360,021	212
*	Apollo Future Mobility Group Ltd.	13,892,000	211
*,1,2	JW Cayman Therapeutics Co. Ltd.	476,000	201
*	Digital Domain Holdings Ltd.	5,014,000	150
*	Glory Sun Financial Group Ltd.	5,485,000	120
*,2	VPower Group International Holdings Ltd.	844,000	39
*,3	Anxin China Holdings Ltd.	2,621,200	—
*,3	C Fiber Optic	2,215,200	—
*,3	Hua Han Health Industry Holdings Ltd.	1,817,183	—

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*,3	SMI Holdings Group Ltd.	2,800,800	—
*,3	Tech Pro Tech Dev	10,406,800	—
*,3	Superb Summit International	3,957,346	—
*,3	Huiyuan Juice	1,333,000	—
*,3	Convoy Inc.	26,130,000	—
*,3	MH Development NPV	1,068,000	—
*,3	CTEG	6,439,760	—
*,3	Agritrade Resources Ltd.	6,905,000	—
*,3	China Lumena New Materials Corp.	98,750	—
			77,840
Hungary (0.0%)
*	Opus Global Nyrt	74,718	26
Iceland (0.0%)
	Siminn HF	9,970,597	852
	Vatryggingafelag Islands HF	4,704,344	631
	Sjova-Almennar Tryggingar hf	2,331,135	610
*	Olgerdin Egill Skallagrims HF	3,297,093	313
			2,406
India (5.0%)
*	Delhivery Ltd.	2,000,511	9,180
	Navin Fluorine International Ltd.	133,949	7,959
	Crompton Greaves Consumer Electricals Ltd.	2,397,932	7,488
	Tata Chemicals Ltd.	627,576	7,331
	KPIT Technologies Ltd.	624,659	7,040
	IIFL Finance Ltd.	1,106,203	6,516
	Apollo Tyres Ltd.	1,450,835	6,169
*	Fortis Healthcare Ltd.	1,926,261	6,152
	Carborundum Universal Ltd.	418,268	5,521
	IDFC Ltd.	5,055,101	5,449
	Atul Ltd.	62,752	5,281
	Sundram Fasteners Ltd.	410,325	5,254
	JK Cement Ltd.	141,115	5,181
*	PVR Ltd.	285,914	5,130
	AIA Engineering Ltd.	151,761	5,054
	Phoenix Mills Ltd.	284,431	5,039
	Jindal Stainless Ltd. (XNSE)	1,375,175	4,761
	Cyient Ltd.	327,303	4,733
	KEI Industries Ltd.	202,628	4,714
	Elgi Equipments Ltd.	811,714	4,629
	SKF India Ltd.	89,180	4,550
	Ramco Cements Ltd.	479,723	4,329
	Redington India Ltd.	2,025,625	4,188
*	Aditya Birla Fashion and Retail Ltd.	1,524,203	4,161
	Radico Khaitan Ltd.	300,724	4,151
	Kajaria Ceramics Ltd.	309,007	4,144
	Motherson Sumi Wiring India Ltd.	6,269,475	4,133
	Grindwell Norton Ltd.	176,209	4,103
	Thermax Ltd.	146,404	4,102
	Blue Star Ltd.	224,347	4,065
	Sonata Software Ltd.	383,113	4,015
	Gujarat State Petronet Ltd.	1,092,152	3,814
		Shares	Market Value• ($000)
	Manappuram Finance Ltd.	2,353,863	3,748
	JB Chemicals & Pharmaceuticals Ltd.	142,489	3,715
[2]	Syngene International Ltd.	418,295	3,470
	National Aluminium Co. Ltd.	3,368,340	3,431
	Computer Age Management Services Ltd.	135,410	3,423
	Amara Raja Batteries Ltd.	459,982	3,389
[2]	Indian Energy Exchange Ltd.	1,717,724	3,300
	Timken India Ltd.	89,105	3,255
*	Devyani International Ltd.	1,626,426	3,222
*	Suzlon Energy Ltd.	31,025,205	3,165
	Great Eastern Shipping Co. Ltd.	374,467	3,111
	Pfizer Ltd.	66,435	3,050
*,2	Equitas Small Finance Bank Ltd.	3,595,278	3,046
	Magma Fincorp Ltd.	754,521	2,994
	Escorts Ltd.	123,268	2,993
	NCC Ltd.	2,025,365	2,979
	360 One Wam Ltd.	578,368	2,976
	Finolex Cables Ltd.	267,574	2,935
*,2	Aster DM Healthcare Ltd.	956,990	2,895
	Mahanagar Gas Ltd.	231,312	2,858
	IRB Infrastructure Developers Ltd.	8,501,750	2,858
	Lakshmi Machine Works Ltd.	21,739	2,844
	Brigade Enterprises Ltd.	450,458	2,770
	Ratnamani Metals & Tubes Ltd.	104,319	2,745
*	EIH Ltd.	1,176,048	2,722
*	Aavas Financiers Ltd.	157,085	2,670
*,2	Lemon Tree Hotels Ltd.	2,449,301	2,648
	Cholamandalam Financial Holdings Ltd.	356,465	2,645
	CRISIL Ltd.	59,666	2,631
	Angel One Ltd.	173,632	2,627
	Balrampur Chini Mills Ltd.	509,051	2,595
	Can Fin Homes Ltd.	341,907	2,586
	Raymond Ltd.	129,654	2,534
	UTI Asset Management Co. Ltd.	309,023	2,495
	City Union Bank Ltd.	1,427,664	2,480
	Finolex Industries Ltd.	1,206,592	2,477
	Firstsource Solutions Ltd.	1,724,397	2,474
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	342,990	2,474
	Narayana Hrudayalaya Ltd.	263,043	2,454
	KEC International Ltd.	433,175	2,434
	Sanofi India Ltd.	35,491	2,419
	Vinati Organics Ltd.	99,330	2,408
[2]	Endurance Technologies Ltd.	146,279	2,406
		Shares	Market Value• ($000)
	JK Lakshmi Cement Ltd.	248,870	2,389
	Suven Pharmaceuticals Ltd.	412,155	2,380
	Asahi India Glass Ltd.	399,062	2,339
[2]	Brookfield India Real Estate Trust	692,150	2,336
	HFCL Ltd.	2,927,052	2,328
	Aegis Logistics Ltd.	484,380	2,326
	Prestige Estates Projects Ltd.	383,798	2,309
*	Westlife Foodworld Ltd.	244,842	2,290
	Natco Pharma Ltd.	324,020	2,281
	Central Depository Services India Ltd.	183,398	2,264
	KPR Mill Ltd.	305,473	2,250
	EID Parry India Ltd.	357,805	2,204
*	Medplus Health Services Ltd.	242,729	2,197
[2]	IndiaMart InterMesh Ltd.	33,200	2,185
	Birlasoft Ltd.	650,147	2,183
	Happiest Minds Technologies Ltd.	214,173	2,167
	Chambal Fertilizers and Chemicals Ltd.	617,985	2,165
[2]	Mindspace Business Parks REIT	556,381	2,160
	CESC Ltd.	2,558,443	2,148
	Ajanta Pharma Ltd.	132,949	2,135
	Mahindra CIE Automotive Ltd.	436,232	2,133
	Hatsun Agro Product Ltd.	204,385	2,122
	Bajaj Electricals Ltd.	154,700	2,078
*	Reliance Infrastructure Ltd.	1,034,727	2,004
	Aptus Value Housing Finance India Ltd.	677,502	1,993
*,2	Tejas Networks Ltd.	244,996	1,981
	Praj Industries Ltd.	454,030	1,980
	Intellect Design Arena Ltd.	357,727	1,958
	Granules India Ltd.	530,055	1,951
	India Cements Ltd.	842,159	1,918
	VIP Industries Ltd.	259,250	1,887
	Karur Vysya Bank Ltd.	1,559,054	1,874
	DCM Shriram Ltd.	186,037	1,862
	V-Guard Industries Ltd.	592,359	1,848
	CCL Products India Ltd.	249,597	1,841
	Sumitomo Chemical India Ltd.	372,201	1,837
*	Indiabulls Housing Finance Ltd.	1,375,999	1,819
*	Kalyan Jewellers India Ltd.	1,424,663	1,796
*,2	Krishna Institute of Medical Sciences Ltd.	96,291	1,780
*	CreditAccess Grameen Ltd.	149,253	1,764
	Triveni Turbine Ltd.	392,299	1,759
	Edelweiss Financial Services Ltd.	2,176,763	1,758
*	Affle India Ltd.	153,237	1,753
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	237,663	1,751
	GHCL Ltd.	293,183	1,742

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Tanla Platforms Ltd.	207,670	1,725
	Poly Medicure Ltd.	143,003	1,714
*	Indiabulls Real Estate Ltd.	1,903,794	1,702
	Trident Ltd.	4,453,019	1,700
*	Shree Renuka Sugars Ltd.	2,938,591	1,691
	Kalpataru Power Transmission Ltd.	253,853	1,680
	Hitachi Energy India Ltd.	40,949	1,660
	Blue Dart Express Ltd.	22,627	1,646
	Mastek Ltd.	75,418	1,594
	eClerx Services Ltd.	95,453	1,586
	BSE Ltd.	245,508	1,576
*	Vardhman Textiles Ltd.	403,335	1,572
*	Amber Enterprises India Ltd.	68,586	1,570
	KRBL Ltd.	321,529	1,560
	Fine Organic Industries Ltd.	28,748	1,560
*	Nuvoco Vistas Corp. Ltd.	382,971	1,550
	Century Textiles & Industries Ltd.	184,830	1,542
	Gujarat Pipavav Port Ltd.	1,099,323	1,536
*	Reliance Power Ltd.	10,201,690	1,530
	Ceat Ltd.	79,743	1,522
	KNR Constructions Ltd.	505,788	1,489
	Clean Science & Technology Ltd.	83,556	1,480
	Zydus Wellness Ltd.	77,780	1,479
	Jubilant Ingrevia Ltd.	282,754	1,462
	Alkyl Amines Chemicals Ltd.	49,854	1,444
	Zensar Technologies Ltd.	420,605	1,438
	Route Mobile Ltd.	92,156	1,438
	Century Plyboards India Ltd.	224,648	1,434
	Balaji Amines Ltd.	55,625	1,433
*	NIIT Ltd.	323,111	1,432
	Bharat Dynamics Ltd.	114,347	1,410
	Rain Industries Ltd.	700,811	1,396
[2]	Metropolis Healthcare Ltd.	90,940	1,395
	PNC Infratech Ltd.	398,490	1,386
*	Chemplast Sanmar Ltd.	263,220	1,384
	Multi Commodity Exchange of India Ltd.	80,542	1,382
*	Restaurant Brands Asia Ltd.	1,096,276	1,374
[2]	ICICI Securities Ltd.	251,481	1,366
	Procter & Gamble Health Ltd.	23,886	1,361
	TTK Prestige Ltd.	150,942	1,353
	Orient Electric Ltd.	483,720	1,319
	Sterlite Technologies Ltd.	662,370	1,303
	Welspun Corp. Ltd.	466,970	1,291
	GMM Pfaudler Ltd.	71,136	1,291
	Mahindra Lifespace Developers Ltd.	274,608	1,253
*	Sheela Foam Ltd.	97,728	1,251
	Jubilant Pharmova Ltd. Class A (XNSE)	326,896	1,249
		Shares	Market Value• ($000)
	Gujarat State Fertilizers & Chemicals Ltd.	640,396	1,248
	BASF India Ltd.	42,777	1,243
*	Borosil Renewables Ltd.	193,834	1,217
	Galaxy Surfactants Ltd.	39,424	1,200
	Motilal Oswal Financial Services Ltd.	157,928	1,197
	NBCC India Ltd.	2,476,755	1,195
	EPL Ltd.	556,009	1,192
	Saregama India Ltd.	292,768	1,185
	Akzo Nobel India Ltd.	41,562	1,182
*	Campus Activewear Ltd.	269,509	1,177
*,2	PNB Housing Finance Ltd. (XNSE)	212,718	1,164
	Welspun India Ltd.	1,077,399	1,157
*	Strides Pharma Science Ltd.	275,162	1,148
	Alembic Pharmaceuticals Ltd.	168,528	1,148
	Bombay Burmah Trading Co.	89,267	1,134
[2]	New India Assurance Co. Ltd.	872,631	1,133
[2]	Godrej Agrovet Ltd.	210,029	1,127
	Garware Technical Fibres Ltd.	31,217	1,115
[2]	Quess Corp. Ltd.	248,084	1,105
	Birla Corp. Ltd.	97,439	1,095
	Cera Sanitaryware Ltd.	14,300	1,093
*	Jaiprakash Power Ventures Ltd.	14,552,604	1,045
	NOCIL Ltd.	396,741	1,036
	Infibeam Avenues Ltd. (XNSE)	6,151,551	1,035
	Sobha Ltd.	183,154	1,030
	JK Paper Ltd.	220,624	1,022
	Engineers India Ltd.	1,005,533	1,021
	Gateway Rail Freight Ltd.	1,277,088	997
	PTC India Ltd.	844,724	983
*	TeamLease Services Ltd.	37,282	971
	Craftsman Automation Ltd.	24,929	947
	Vaibhav Global Ltd.	241,167	933
	Karnataka Bank Ltd.	561,117	927
	JM Financial Ltd.	1,224,075	911
	Polyplex Corp. Ltd.	54,590	910
	Avanti Feeds Ltd.	198,001	877
	V-Mart Retail Ltd.	32,329	859
	Graphite India Ltd.	232,645	847
	Rallis India Ltd.	345,033	801
	Allcargo Logistics Ltd.	230,708	772
	AstraZeneca Pharma India Ltd.	19,612	765
	Jindal Saw Ltd.	377,317	757
	Rhi Magnesita India Ltd.	93,453	736
*	Alok Industries Ltd.	4,759,279	735
*	Sun Pharma Advanced Research Co. Ltd.	307,238	733
	HEG Ltd.	53,181	728
	Kaveri Seed Co. Ltd.	111,117	723
		Shares	Market Value• ($000)
	Care Ratings Ltd.	90,646	709
*	South Indian Bank Ltd.	3,481,360	703
	Bajaj Consumer Care Ltd.	358,931	695
	Symphony Ltd.	56,435	678
	DCB Bank Ltd.	504,247	656
*	Hindustan Construction Co. Ltd.	3,291,280	655
*	PNB Housing Finance Ltd.	114,237	622
*	Just Dial Ltd.	69,658	577
*	TV18 Broadcast Ltd.	1,507,082	560
*	Dhani Services Ltd.	1,179,154	556
	Brightcom Group Ltd.	4,189,726	482
	Vakrangee Ltd.	2,270,405	468
*	Sapphire Foods India Ltd.	31,808	467
[2]	Dilip Buildcon Ltd.	199,935	443
*	IFCI Ltd.	2,973,486	414
	WABCO India Ltd.	3,310	413
*	Wockhardt Ltd.	144,380	299
[2]	IRB InvIT Fund	253,799	218
*	Allcargo Terminals Ltd.	207,166	217
*,3	Ghcl Textiles Ltd.	293,183	51
*,3	Chennai Super Kings Cricket	176,674	—
*	TransIndia Realty & Logistics Parks Ltd.	207,166	—
			510,860
Indonesia (0.6%)
	Aneka Tambang Tbk	32,823,919	4,722
	Mitra Keluarga Karyasehat Tbk PT	21,793,400	4,295
	Ciputra Development Tbk PT	56,609,355	3,841
	Medikaloka Hermina Tbk PT	39,782,300	3,839
	Indo Tambangraya Megah Tbk PT	1,544,400	3,514
	AKR Corporindo Tbk PT	31,387,315	3,474
	Pakuwon Jati Tbk PT	88,601,034	2,939
	BFI Finance Indonesia Tbk PT	30,640,900	2,879
	Medco Energi Internasional Tbk PT	35,841,888	2,484
*	Mitra Adiperkasa Tbk PT	26,334,900	2,462
	Pabrik Kertas Tjiwi Kimia Tbk PT	5,099,700	2,360
	Matahari Department Store Tbk PT	7,294,200	2,015
	Summarecon Agung Tbk PT	49,358,847	1,888
	Japfa Comfeed Indonesia Tbk PT	26,558,700	1,886
	Surya Esa Perkasa Tbk PT	30,972,200	1,480
	Bank Tabungan Negara Persero Tbk PT	17,242,050	1,467
*	Bank Neo Commerce Tbk PT	34,633,272	1,434
	Bank BTPN Syariah Tbk PT	8,910,000	1,301
	Panin Financial Tbk PT	61,222,900	1,195

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Waskita Karya Persero Tbk PT	70,850,081	1,111
	Bank Pan Indonesia Tbk PT	14,263,700	1,075
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	19,584,600	1,055
*	Lippo Karawaci Tbk PT	131,358,777	834
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	9,641,099	825
	Ace Hardware Indonesia Tbk PT	26,826,600	824
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	10,236,729	709
*	Bank Bukopin Tbk PT (XIDX)	100,894,900	709
	Timah Tbk PT	9,609,420	667
*	Adhi Karya Persero Tbk PT	17,764,145	529
*	Global Mediacom Tbk PT	27,752,606	527
*	Alam Sutera Realty Tbk PT	33,599,591	408
*	Wijaya Karya Persero Tbk PT	9,754,633	403
*	PP Persero Tbk PT	8,066,200	358
	Ramayana Lestari Sentosa Tbk PT	7,703,600	321
*	Krakatau Steel Persero Tbk PT	15,387,950	298
*	Bank Rakyat Indonesia Agroniaga Tbk PT	9,770,554	284
*,3	Trada Alam Minera Tbk PT	95,405,707	—
			60,412
Ireland (0.0%)
*	Dalata Hotel Group plc	848,420	4,265
Israel (0.6%)
*	Perion Network Ltd.	154,395	5,564
*	Clal Insurance Enterprises Holdings Ltd.	250,924	3,861
	REIT 1 Ltd.	782,622	3,355
*	Paz Oil Co. Ltd.	33,822	3,186
	Isracard Ltd.	746,343	3,039
	FIBI Holdings Ltd.	71,456	2,666
*	Camtek Ltd.	96,262	2,496
	Hilan Ltd.	55,649	2,467
	Matrix IT Ltd.	130,758	2,350
*	Partner Communications Co. Ltd.	433,989	2,114
	Fox Wizel Ltd.	23,514	1,978
	Formula Systems 1985 Ltd.	30,967	1,961
	Sapiens International Corp. NV	95,529	1,937
	Menora Mivtachim Holdings Ltd.	83,165	1,746
	Sella Capital Real Estate Ltd.	845,351	1,746
	One Software Technologies Ltd.	161,845	1,733
	Summit Real Estate Holdings Ltd.	152,122	1,688
*	Equital Ltd.	65,292	1,658
		Shares	Market Value• ($000)
	Delek Automotive Systems Ltd.	200,726	1,621
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	27,949	1,596
	Oil Refineries Ltd.	5,553,431	1,546
	Maytronics Ltd.	145,238	1,528
	Mega Or Holdings Ltd.	73,400	1,450
	Delta Galil Ltd.	33,474	1,417
*	Migdal Insurance & Financial Holdings Ltd.	1,142,063	1,232
	Danel Adir Yeoshua Ltd.	16,741	1,224
*	Cellcom Israel Ltd.	322,883	1,158
	AudioCodes Ltd.	101,133	1,017
	G City Ltd.	312,474	981
	Israel Canada T.R Ltd.	492,432	910
	IDI Insurance Co. Ltd.	24,310	627
	Naphtha Israel Petroleum Corp. Ltd.	105,239	450
*	Gilat Satellite Networks Ltd.	82,686	385
*	Kamada Ltd.	81,400	372
*	Allot Ltd.	130,770	355
*	AFI Properties Ltd.	1,068	29
*,1	Allot Ltd. (XNGS)	1,781	5
			63,448
Italy (1.8%)
	Brunello Cucinelli SpA	126,820	12,143
	BPER Banca	3,999,572	11,234
	Azimut Holding SpA	401,073	8,958
	Unipol Gruppo SpA	1,557,737	8,758
	Brembo SpA	556,948	8,184
	Banca Generali SpA	210,403	6,985
[2]	BFF Bank SpA	708,263	6,816
*	Iveco Group NV	747,848	6,729
	Banca Popolare di Sondrio SpA	1,476,811	6,709
	ERG SpA	218,058	6,585
*	Saipem SpA	3,808,424	5,826
	Iren SpA	2,473,086	5,344
*	Autogrill SpA	701,671	5,140
	Salvatore Ferragamo SpA	268,913	4,728
[2]	Technogym SpA	506,112	4,618
[2]	Enav SpA	977,355	4,593
[2]	Carel Industries SpA	171,418	4,496
	SOL SpA	132,724	3,835
[2]	Anima Holding SpA	922,221	3,832
	Tamburi Investment Partners SpA	397,375	3,795
*	Banca Monte dei Paschi di Siena SpA	1,572,296	3,625
	Sesa SpA	27,616	3,385
	Danieli & C Officine Meccaniche SpA	159,396	3,265
*	Saras SpA	2,206,355	2,853
	Piaggio & C SpA	640,054	2,634
[1]	Webuild SpA (MTAA)	1,211,649	2,605
[1]	Maire Tecnimont SpA	589,710	2,531
	El.En. SpA	194,581	2,513
	ACEA SpA	150,421	2,206
	Credito Emiliano SpA	284,709	2,186
[2]	RAI Way SpA	335,957	2,152
		Shares	Market Value• ($000)
[1]	Sanlorenzo SpA Class B	47,437	2,129
	Zignago Vetro SpA	112,909	2,097
	Gruppo MutuiOnline SpA	65,065	2,029
	MARR SpA	129,185	2,024
*,2	GVS SpA	253,689	1,731
	Banca IFIS SpA	96,171	1,615
[2]	doValue SpA	212,632	1,493
	Italmobiliare SpA	51,223	1,446
	Tinexta SpA	64,283	1,311
*	Tod's SpA	30,542	1,291
[1]	MFE-MediaForEurope NV Class A	2,601,639	1,230
	Cementir Holding NV	138,880	1,165
	Salcef Group SpA	47,915	1,118
	Danieli & C Officine Meccaniche SpA (MTAA)	39,239	1,021
*,1	Fincantieri SpA	1,621,514	988
	Alerion Cleanpower SpA	25,220	813
	Immobiliare Grande Distribuzione SIIQ SpA	246,001	805
*,1	Juventus Football Club SpA	2,448,975	781
	Arnoldo Mondadori Editore SpA	349,282	763
	MFE-MediaForEurope NV Class B	850,741	627
	Biesse SpA	38,218	584
	Datalogic SpA	52,135	433
	Rizzoli Corriere Della Sera Mediagroup SpA	311,758	269
*,1	Webuild SpA Rights Exp. 2/8/30	104,185	94
			187,120
Japan (13.5%)
[1]	Fujitec Co. Ltd.	290,784	7,746
	Daiwabo Holdings Co. Ltd.	351,480	6,632
	ADEKA Corp.	373,955	6,315
	Comforia Residential REIT Inc.	2,488	6,225
	Kenedix Residential Next Investment Corp.	3,884	6,093
	Topcon Corp.	408,900	5,824
	Sanken Electric Co. Ltd.	76,929	5,778
	Nippon Gas Co. Ltd.	410,200	5,768
	Mitsubishi Estate Logistics REIT Investment Corp.	1,833	5,621
	Hulic REIT Inc.	4,773	5,499
	Fuji Corp.	327,388	5,491
	Gunma Bank Ltd.	1,563,900	5,355
	Citizen Watch Co. Ltd.	943,100	5,219
	Mori Trust REIT Inc.	9,801	5,158
	Tokyo Seimitsu Co. Ltd.	139,634	5,151
	Meitec Corp.	299,938	5,068
	Hoshino Resorts REIT Inc.	961	5,005
[1]	NTT UD REIT Investment Corp.	5,049	4,866
	Macnica Holdings Inc.	175,913	4,834

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Daiseki Co. Ltd.	168,844	4,831
	Fuji Soft Inc.	80,474	4,808
	NSD Co. Ltd.	256,668	4,722
	Inaba Denki Sangyo Co. Ltd.	210,900	4,711
	Tokyu REIT Inc.	3,525	4,709
	Nishi-Nippon Financial Holdings Inc.	552,700	4,604
	Tokuyama Corp.	281,700	4,594
	Yoshinoya Holdings Co. Ltd.	247,920	4,584
	Hanwa Co. Ltd.	147,183	4,558
	Pilot Corp.	136,000	4,533
	77 Bank Ltd.	278,700	4,531
	Nissui Corp.	1,031,822	4,512
	Kureha Corp.	71,902	4,464
	Mizuho Leasing Co. Ltd.	157,701	4,419
	Heiwa Real Estate REIT Inc.	3,707	4,342
	Digital Garage Inc.	122,500	4,322
	Nichias Corp.	211,269	4,273
	Nisshinbo Holdings Inc.	549,400	4,230
	Colowide Co. Ltd.	274,800	4,210
	Kenedix Retail REIT Corp.	2,319	4,172
	Kanematsu Corp.	316,800	4,124
	Japan Elevator Service Holdings Co. Ltd.	276,800	4,118
	Toho Holdings Co. Ltd.	205,818	4,106
	Glory Ltd.	191,600	4,074
	Outsourcing Inc.	398,000	4,054
	Maruwa Co. Ltd.	31,700	4,043
	Toagosei Co. Ltd.	466,992	4,037
	Asahi Holdings Inc.	273,400	4,025
	Hitachi Zosen Corp.	648,810	4,024
	Hazama Ando Corp.	608,679	4,018
	Wacoal Holdings Corp.	205,900	4,004
	NTN Corp.	1,610,600	3,978
	Fujimi Inc.	75,847	3,929
	DCM Holdings Co. Ltd.	374,788	3,926
	Mirait One Corp.	315,771	3,922
*	Sansan Inc.	290,600	3,898
	Japan Excellent Inc.	4,554	3,897
	H2O Retailing Corp.	328,400	3,891
	Tomy Co. Ltd.	343,717	3,884
	Kyoritsu Maintenance Co. Ltd.	96,100	3,879
[1]	Japan Petroleum Exploration Co. Ltd.	115,900	3,856
	Shiga Bank Ltd.	184,200	3,840
	Nakanishi Inc.	202,200	3,831
	Takeuchi Manufacturing Co. Ltd.	138,500	3,801
	NIPPON REIT Investment Corp.	1,619	3,800
	CKD Corp.	242,500	3,694
	Nikkon Holdings Co. Ltd.	189,548	3,673
	Sangetsu Corp.	218,620	3,645
	Toei Co. Ltd.	26,749	3,602
	Hokuhoku Financial Group Inc.	499,700	3,601
		Shares	Market Value• ($000)
	Sumitomo Osaka Cement Co. Ltd.	127,800	3,594
	Daishi Hokuetsu Financial Group Inc.	160,000	3,566
	Sakata Seed Corp.	121,856	3,565
	Takasago Thermal Engineering Co. Ltd.	212,089	3,561
	Duskin Co. Ltd.	145,060	3,559
	Dexerials Corp.	186,800	3,555
	Royal Holdings Co. Ltd.	167,300	3,548
	Heiwa Real Estate Co. Ltd.	123,942	3,547
	Toridoll Holdings Corp.	164,000	3,498
	Hokuetsu Corp.	527,021	3,486
	Mixi Inc.	164,400	3,476
	Tadano Ltd.	443,400	3,471
	DTS Corp.	145,842	3,465
	Open Up Group Inc.	233,492	3,459
	Japan Material Co. Ltd.	227,700	3,414
	Ferrotec Holdings Corp.	150,353	3,400
	Nippon Soda Co. Ltd.	98,425	3,395
	Takuma Co. Ltd.	317,800	3,325
	Round One Corp.	765,700	3,312
	Shoei Co. Ltd.	177,700	3,297
	San-In Godo Bank Ltd.	573,800	3,224
	Fukuoka REIT Corp.	2,681	3,221
	EDION Corp.	326,575	3,214
[1]	Sumitomo Warehouse Co. Ltd.	191,555	3,182
	Tsubakimoto Chain Co.	128,064	3,172
	Okumura Corp.	128,252	3,147
	Paramount Bed Holdings Co. Ltd.	177,400	3,146
	Jaccs Co. Ltd.	93,300	3,127
	Senko Group Holdings Co. Ltd.	433,700	3,099
	Inabata & Co. Ltd.	150,600	3,074
	Kumagai Gumi Co. Ltd.	144,280	3,068
	TOKAI Holdings Corp.	470,700	3,058
	Juroku Financial Group Inc.	138,100	3,057
	Milbon Co. Ltd.	72,120	3,041
	Hokkoku Financial Holdings Inc.	85,951	3,004
	CRE Logistics REIT Inc.	2,155	2,967
	Hokuriku Electric Power Co.	631,700	2,951
	Tokyo Steel Manufacturing Co. Ltd.	292,400	2,943
	Okamura Corp.	274,747	2,933
[1]	Ichigo Office REIT Investment Corp.	4,525	2,928
	TKC Corp.	108,098	2,922
	Taikisha Ltd.	107,688	2,917
	Create Restaurants Holdings Inc.	397,940	2,904
	Aichi Financial Group Inc.	184,834	2,903
	Joyful Honda Co. Ltd.	217,748	2,901
	Aiful Corp.	1,061,500	2,887
		Shares	Market Value• ($000)
	Tokai Rika Co. Ltd.	206,900	2,858
	Trusco Nakayama Corp.	164,000	2,849
	Autobacs Seven Co. Ltd.	249,400	2,836
	Advance Logistics Investment Corp.	2,776	2,814
	Nippon Paper Industries Co. Ltd.	351,000	2,812
	Global One Real Estate Investment Corp.	3,572	2,764
	Makino Milling Machine Co. Ltd.	75,380	2,757
	Nojima Corp.	254,800	2,733
	Monex Group Inc.	719,187	2,731
	Kiyo Bank Ltd.	232,710	2,721
	Wacom Co. Ltd.	534,736	2,716
	Nihon Parkerizing Co. Ltd.	345,761	2,706
	Iriso Electronics Co. Ltd.	78,200	2,677
	Hankyu Hanshin REIT Inc.	2,493	2,672
	Osaka Soda Co. Ltd.	82,400	2,665
	Nishimatsu Construction Co. Ltd.	101,062	2,656
	Fukuyama Transporting Co. Ltd.	99,300	2,654
	Komeri Co. Ltd.	113,800	2,647
	Kohnan Shoji Co. Ltd.	97,900	2,641
[1]	Seiren Co. Ltd.	158,700	2,639
	Funai Soken Holdings Inc.	137,450	2,635
	JAFCO Group Co. Ltd.	206,000	2,625
	Toyobo Co. Ltd.	347,800	2,625
	Base Co. Ltd.	59,700	2,619
	Maruha Nichiro Corp.	140,300	2,612
	KYB Corp.	81,300	2,594
	Mitsubishi Pencil Co. Ltd.	198,300	2,594
	Rorze Corp.	35,000	2,593
	Suruga Bank Ltd.	683,400	2,592
	San-A Co. Ltd.	76,144	2,575
	Hosiden Corp.	200,467	2,567
	SOSiLA Logistics REIT Inc.	2,569	2,555
	KH Neochem Co. Ltd.	147,900	2,550
	Nippn Corp.	195,829	2,546
	Max Co. Ltd.	158,900	2,538
	Okasan Securities Group Inc.	803,600	2,526
*,1	Atom Corp.	409,857	2,524
	Riken Keiki Co. Ltd.	65,300	2,509
	Musashi Seimitsu Industry Co. Ltd.	184,930	2,493
	Hokkaido Electric Power Co. Inc.	660,200	2,487
	Nextage Co. Ltd.	136,900	2,483
	ZERIA Pharmaceutical Co. Ltd.	138,340	2,480
	Idec Corp.	100,700	2,466
	Daihen Corp.	74,051	2,439
	Star Asia Investment Corp.	5,944	2,433
	Seria Co. Ltd.	136,693	2,430
	Raito Kogyo Co. Ltd.	163,400	2,410

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Valor Holdings Co. Ltd.	157,300	2,408
	Ichibanya Co. Ltd.	60,268	2,394
	Japan Securities Finance Co. Ltd.	316,441	2,388
	Nippon Light Metal Holdings Co. Ltd.	227,696	2,386
	Mochida Pharmaceutical Co. Ltd.	92,300	2,372
	Totetsu Kogyo Co. Ltd.	118,700	2,372
	Monogatari Corp.	112,020	2,355
	Organo Corp.	97,200	2,347
	Mitsui-Soko Holdings Co. Ltd.	79,952	2,347
	Create SD Holdings Co. Ltd.	96,518	2,341
	Fuso Chemical Co. Ltd.	83,900	2,335
	Iino Kaiun Kaisha Ltd.	308,836	2,324
	Arcs Co. Ltd.	127,600	2,320
	Eizo Corp.	70,556	2,313
	Kissei Pharmaceutical Co. Ltd.	113,900	2,308
	Saizeriya Co. Ltd.	91,721	2,306
	Nichicon Corp.	243,283	2,306
	Zojirushi Corp.	175,700	2,306
	Kumiai Chemical Industry Co. Ltd.	344,350	2,292
	Nichiha Corp.	108,400	2,290
	Sanki Engineering Co. Ltd.	206,067	2,278
	Mirai Corp.	6,819	2,277
	Kato Sangyo Co. Ltd.	85,400	2,271
	Taiyo Holdings Co. Ltd.	125,100	2,261
	Kaga Electronics Co. Ltd.	63,400	2,249
	Gunze Ltd.	64,707	2,238
	Hyakugo Bank Ltd.	772,900	2,232
	Seiko Group Corp.	101,558	2,229
	Kyorin Pharmaceutical Co. Ltd.	173,000	2,227
	Transcosmos Inc.	95,396	2,226
*	Leopalace21 Corp.	842,400	2,223
	Systena Corp.	1,073,600	2,221
	KOMEDA Holdings Co. Ltd.	117,600	2,220
	UT Group Co. Ltd.	116,000	2,220
	Nisshin Oillio Group Ltd.	87,952	2,198
	Megmilk Snow Brand Co. Ltd.	152,600	2,190
	Toyo Ink SC Holdings Co. Ltd.	135,554	2,188
	North Pacific Bank Ltd.	1,021,300	2,185
	Shinmaywa Industries Ltd.	242,568	2,184
*,1	HIS Co. Ltd.	144,900	2,183
*	euglena Co. Ltd.	332,600	2,178
	UACJ Corp.	108,485	2,165
	Change Holdings Inc.	127,900	2,164
	Adastria Co. Ltd.	114,300	2,156
	Mitsuboshi Belting Ltd.	74,400	2,132
	Yokogawa Bridge Holdings Corp.	129,800	2,124
	Tokai Tokyo Financial Holdings Inc.	816,400	2,113
		Shares	Market Value• ($000)
	Yamazen Corp.	272,400	2,113
	Ai Holdings Corp.	120,500	2,110
	Takara Standard Co. Ltd.	173,599	2,100
	United Super Markets Holdings Inc.	242,650	2,096
	Yodogawa Steel Works Ltd.	99,733	2,090
	Showa Sangyo Co. Ltd.	105,800	2,083
	en japan Inc.	115,600	2,075
	MOS Food Services Inc.	89,858	2,065
	Mitsubishi Logisnext Co. Ltd.	281,600	2,051
	eGuarantee Inc.	131,900	2,050
	Nanto Bank Ltd.	112,500	2,049
	Earth Corp.	55,743	2,043
	Dip Corp.	82,700	2,040
	Prima Meat Packers Ltd.	120,188	2,035
	JVCKenwood Corp.	596,140	2,032
	Meidensha Corp.	148,687	2,020
	Nomura Co. Ltd.	290,300	2,011
	Nippon Densetsu Kogyo Co. Ltd.	153,903	1,996
	Kanematsu Electronics Ltd.	43,600	1,982
	Kitz Corp.	288,448	1,973
*	Raksul Inc.	193,200	1,967
	Ryosan Co. Ltd.	83,157	1,964
	Heiwado Co. Ltd.	129,200	1,963
	Hiday Hidaka Corp.	116,419	1,958
	Hioki EE Corp.	29,400	1,958
	Senshu Ikeda Holdings Inc.	1,112,700	1,957
	Nishimatsuya Chain Co. Ltd.	164,900	1,956
	Tokyo Kiraboshi Financial Group Inc.	95,866	1,953
	Toyo Construction Co. Ltd.	269,800	1,932
	Nitto Kogyo Corp.	97,488	1,930
	Tokyotokeiba Co. Ltd.	60,900	1,923
	Nachi-Fujikoshi Corp.	67,851	1,918
	Simplex Holdings Inc.	110,200	1,917
	C Uyemura & Co. Ltd.	39,700	1,916
	Maeda Kosen Co. Ltd.	79,900	1,912
	Nissha Co. Ltd.	139,960	1,910
	Musashino Bank Ltd.	117,300	1,904
	One REIT Inc.	1,074	1,900
	Awa Bank Ltd.	126,900	1,898
	Nitta Corp.	82,900	1,886
	Noritake Co. Ltd.	54,800	1,882
	Hogy Medical Co. Ltd.	75,022	1,879
	Kameda Seika Co. Ltd.	56,200	1,871
	T Hasegawa Co. Ltd.	78,600	1,871
	San-Ai Obbli Co. Ltd.	177,200	1,867
	Central Glass Co. Ltd.	86,413	1,866
*,1	Oisix ra daichi Inc.	99,618	1,864
	Ohsho Food Service Corp.	40,774	1,857
	Nippon Signal Company Ltd.	226,116	1,847
	Starts Corp. Inc.	97,715	1,847
		Shares	Market Value• ($000)
	Cybozu Inc.	92,400	1,844
	West Holdings Corp.	76,600	1,826
	Mitsuuroko Group Holdings Co. Ltd.	185,600	1,821
	FCC Co. Ltd.	141,143	1,820
	Toho Titanium Co. Ltd.	121,700	1,817
	Shibaura Machine Co. Ltd.	77,900	1,814
	Japan Wool Textile Co. Ltd.	243,989	1,812
	Nagawa Co. Ltd.	38,800	1,812
	Kanamoto Co. Ltd.	108,000	1,809
	Infomart Corp.	840,900	1,808
[1]	Kura Sushi Inc.	75,400	1,805
	Token Corp.	30,986	1,803
	Shizuoka Gas Co. Ltd.	211,000	1,794
	Oki Electric Industry Co. Ltd.	330,506	1,793
	PAL GROUP Holdings Co. Ltd.	78,000	1,791
	Chudenko Corp.	109,100	1,789
	JCU Corp.	75,600	1,785
	Nagaileben Co. Ltd.	114,400	1,780
	Star Micronics Co. Ltd.	136,698	1,779
[1]	Nissan Shatai Co. Ltd.	258,414	1,775
	SAMTY Co. Ltd.	108,600	1,773
	Optex Group Co. Ltd.	117,600	1,770
	Ogaki Kyoritsu Bank Ltd.	129,874	1,769
	Raiznext Corp.	164,900	1,766
	SKY Perfect JSAT Holdings Inc.	451,400	1,760
	Taihei Dengyo Kaisha Ltd.	57,500	1,754
	Premium Group Co. Ltd.	145,900	1,752
	Tamura Corp.	305,000	1,748
	Japan Lifeline Co. Ltd.	253,800	1,746
	Yuasa Trading Co. Ltd.	60,100	1,745
*	Chiyoda Corp.	588,700	1,737
	Shibuya Corp.	93,900	1,737
	MCJ Co. Ltd.	250,200	1,730
	Financial Partners Group Co. Ltd.	212,500	1,730
	Morita Holdings Corp.	164,066	1,729
	Chofu Seisakusho Co. Ltd.	94,700	1,710
	Nippon Pillar Packing Co. Ltd.	61,300	1,704
	Topre Corp.	167,900	1,701
	Future Corp.	132,900	1,700
	Maxell Ltd.	154,000	1,696
	Tocalo Co. Ltd.	179,900	1,689
[1]	Snow Peak Inc.	111,400	1,688
	Keiyo Bank Ltd.	402,800	1,673
	KeePer Technical Laboratory Co. Ltd.	44,936	1,671
*	Nippon Sheet Glass Co. Ltd.	344,600	1,668
	BML Inc.	74,200	1,666
	Sekisui Jushi Corp.	103,600	1,664
	Sumitomo Mitsui Construction Co. Ltd.	586,346	1,662
	Noritz Corp.	121,387	1,646

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	United Arrows Ltd.	112,667	1,644
	Tokyu Construction Co. Ltd.	306,200	1,623
	TOMONY Holdings Inc.	596,800	1,623
	Bunka Shutter Co. Ltd.	190,000	1,619
	Mizuno Corp.	64,656	1,614
	eRex Co. Ltd.	126,300	1,614
	Yonex Co. Ltd.	135,100	1,613
	Nikkiso Co. Ltd.	229,561	1,612
	Aeon Delight Co. Ltd.	72,400	1,604
	Tsuburaya Fields Holdings Inc.	117,874	1,604
	Takara Leben Real Estate Investment Corp.	2,385	1,604
	Ringer Hut Co. Ltd.	90,300	1,603
	Okamoto Industries Inc.	53,600	1,596
	Tri Chemical Laboratories Inc.	98,576	1,594
	Strike Co. Ltd.	58,914	1,581
	Mandom Corp.	132,954	1,580
	Fuji Seal International Inc.	138,400	1,573
	Mitsubishi Shokuhin Co. Ltd.	60,900	1,573
	Hirata Corp.	31,311	1,563
	Pacific Industrial Co. Ltd.	172,800	1,561
	Tsugami Corp.	149,900	1,557
	Wakita & Co. Ltd.	152,200	1,549
	Relia Inc.	144,100	1,547
	Argo Graphics Inc.	54,900	1,547
	Toyo Tanso Co. Ltd.	53,210	1,547
	Fukushima Galilei Co. Ltd.	40,900	1,542
	Health Care & Medical Investment Corp.	1,283	1,542
	Arata Corp.	47,259	1,537
	Ishihara Sangyo Kaisha Ltd.	177,700	1,536
	Doutor Nichires Holdings Co. Ltd.	97,237	1,533
	OSAKA Titanium Technologies Co. Ltd.	71,800	1,529
*,1	W-Scope Corp.	183,600	1,525
	Elecom Co. Ltd.	160,300	1,521
	Bank of Nagoya Ltd.	60,112	1,520
	Eiken Chemical Co. Ltd.	130,400	1,516
	Life Corp.	71,000	1,506
	Yellow Hat Ltd.	105,800	1,504
	Belc Co. Ltd.	33,200	1,500
	Restar Holdings Corp.	95,200	1,489
	Fuji Co. Ltd.	114,000	1,488
	Towa Pharmaceutical Co. Ltd.	103,982	1,484
	S Foods Inc.	66,600	1,482
	Hamakyorex Co. Ltd.	57,800	1,479
	Sanyo Denki Co. Ltd.	29,600	1,479
	Nippon Yakin Kogyo Co. Ltd.	50,779	1,476
[1]	Okinawa Financial Group Inc.	95,544	1,475
	Daiichi Jitsugyo Co. Ltd.	34,500	1,472
	Arcland Service Holdings Co. Ltd.	69,800	1,467
		Shares	Market Value• ($000)
	Japan Pulp & Paper Co. Ltd.	38,000	1,465
	SBS Holdings Inc.	60,100	1,465
	Sato Holdings Corp.	86,600	1,465
	Sintokogio Ltd.	201,500	1,461
	Meiko Electronics Co. Ltd.	72,057	1,454
	Itochu Enex Co. Ltd.	169,300	1,449
	Yokowo Co. Ltd.	97,737	1,445
	Saibu Gas Holdings Co. Ltd.	103,673	1,444
	Ricoh Leasing Co. Ltd.	49,606	1,435
*	Universal Entertainment Corp.	67,962	1,431
	Procrea Holdings Inc.	89,461	1,431
	Shima Seiki Manufacturing Ltd.	104,500	1,429
	Digital Arts Inc.	38,300	1,426
	Chugoku Marine Paints Ltd.	163,100	1,425
	Noritsu Koki Co. Ltd.	86,400	1,420
	Onward Holdings Co. Ltd.	512,756	1,419
	Starts Proceed Investment Corp.	834	1,412
	Kanto Denka Kogyo Co. Ltd.	186,000	1,411
[1]	Kisoji Co. Ltd.	81,160	1,408
	Fujimori Kogyo Co. Ltd.	60,500	1,406
	Nippon Koei Co. Ltd.	50,300	1,402
	Sanyo Special Steel Co. Ltd.	78,870	1,396
	Fujicco Co. Ltd.	98,205	1,390
	Intage Holdings Inc.	118,800	1,384
	Konishi Co. Ltd.	92,100	1,383
	ESPEC Corp.	91,408	1,382
	Riso Kagaku Corp.	75,684	1,380
	Kyokuto Kaihatsu Kogyo Co. Ltd.	109,200	1,377
	TSI Holdings Co. Ltd.	288,900	1,377
	Curves Holdings Co. Ltd.	235,608	1,374
	Avex Inc.	119,900	1,373
	Ichigo Inc.	717,600	1,373
	Nishio Holdings Co. Ltd.	57,800	1,373
	Maruzen Showa Unyu Co. Ltd.	54,800	1,372
	Gree Inc.	264,700	1,371
	Valqua Ltd.	54,400	1,369
[1]	Shoei Foods Corp.	46,300	1,362
	Prestige International Inc.	310,900	1,357
[1]	Management Solutions Co. Ltd.	57,236	1,356
	Nitto Boseki Co. Ltd.	96,611	1,350
	Roland Corp.	44,900	1,346
	Hyakujushi Bank Ltd.	97,600	1,340
	GLOBERIDE Inc.	73,000	1,338
	Nippon Ceramic Co. Ltd.	66,800	1,337
	Okinawa Electric Power Co. Inc.	163,608	1,334
	Axial Retailing Inc.	51,130	1,327
	Yondoshi Holdings Inc.	101,400	1,326
	Insource Co. Ltd.	144,000	1,321
	Megachips Corp.	55,581	1,318
*	giftee Inc.	79,504	1,318
		Shares	Market Value• ($000)
	Koshidaka Holdings Co. Ltd.	155,308	1,315
	Zuken Inc.	51,700	1,313
	Hibiya Engineering Ltd.	79,100	1,310
	Koa Corp.	104,300	1,308
*	M&A Capital Partners Co. Ltd.	46,300	1,308
	Shin Nippon Biomedical Laboratories Ltd.	71,400	1,304
	Oiles Corp.	103,108	1,303
	FULLCAST Holdings Co. Ltd.	71,446	1,297
	Nippon Carbon Co. Ltd.	42,300	1,296
	Shin-Etsu Polymer Co. Ltd.	131,200	1,291
	Tsurumi Manufacturing Co. Ltd.	75,500	1,291
[1]	Tama Home Co. Ltd.	47,000	1,286
	Aida Engineering Ltd.	203,806	1,284
	Infocom Corp.	76,740	1,275
	Toa Corp.	58,700	1,274
	Bando Chemical Industries Ltd.	158,400	1,273
	Doshisha Co. Ltd.	80,800	1,272
	Piolax Inc.	85,500	1,269
	Aoyama Trading Co. Ltd.	185,500	1,268
	Ryobi Ltd.	108,887	1,267
	Asahi Diamond Industrial Co. Ltd.	189,322	1,266
	Nippon Kanzai Holdings Co. Ltd.	64,900	1,264
	Furukawa Co. Ltd.	127,298	1,258
	IDOM Inc.	203,300	1,257
	Sakata INX Corp.	154,100	1,257
	Press Kogyo Co. Ltd.	313,200	1,256
	Samty Residential Investment Corp.	1,473	1,254
	Mitani Sekisan Co. Ltd.	35,300	1,247
	Bell System24 Holdings Inc.	121,200	1,246
	Hakuto Co. Ltd.	39,600	1,243
	Siix Corp.	123,200	1,237
	PHC Holdings Corp.	120,300	1,236
	Yokorei Co. Ltd.	153,200	1,233
	Komori Corp.	158,900	1,231
	Uchida Yoko Co. Ltd.	32,300	1,230
	Usen-Next Holdings Co. Ltd.	54,600	1,226
	VT Holdings Co. Ltd.	311,800	1,225
	Bank of Iwate Ltd.	76,724	1,225
	Retail Partners Co. Ltd.	108,600	1,222
	I'll Inc.	59,700	1,215
	Towa Corp.	80,465	1,211
	Tosei Corp.	101,600	1,209
	Nippon Denko Co. Ltd.	472,990	1,206
	Shikoku Kasei Holdings Corp.	115,700	1,206
	Torii Pharmaceutical Co. Ltd.	47,500	1,206
	Pharma Foods International Co. Ltd.	93,016	1,206
	Konoike Transport Co. Ltd.	102,400	1,205

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Kosaido Holdings Co. Ltd.	60,700	1,205
	Toho Bank Ltd.	728,664	1,203
	Daikyonishikawa Corp.	240,000	1,202
	Nittetsu Mining Co. Ltd.	44,400	1,201
	Comture Corp.	81,300	1,199
	Zenrin Co. Ltd.	184,650	1,195
	Keihanshin Building Co. Ltd.	125,700	1,186
	Exedy Corp.	82,300	1,185
	Kurabo Industries Ltd.	63,900	1,175
	Shibaura Mechatronics Corp.	10,400	1,164
	Tokyo Electron Device Ltd.	20,300	1,163
	Marudai Food Co. Ltd.	102,818	1,162
	COLOPL Inc.	246,200	1,158
	JINS Holdings Inc.	53,200	1,146
	DyDo Group Holdings Inc.	30,644	1,145
	Seikagaku Corp.	186,341	1,144
	Geo Holdings Corp.	94,200	1,140
	Oyo Corp.	75,600	1,138
	Meisei Industrial Co. Ltd.	164,700	1,137
*	Nippon Chemi-Con Corp.	76,181	1,137
	Tosei REIT Investment Corp.	1,188	1,133
	Matsuya Co. Ltd.	130,600	1,131
	Sakai Moving Service Co. Ltd.	32,100	1,131
	St. Marc Holdings Co. Ltd.	82,855	1,131
	San ju San Financial Group Inc.	96,252	1,129
	Aeon Hokkaido Corp.	187,800	1,127
	Nippon Seiki Co. Ltd.	176,932	1,126
	YAMABIKO Corp.	113,400	1,123
[1]	Toyo Gosei Co. Ltd.	19,600	1,117
	KFC Holdings Japan Ltd.	52,200	1,111
	Tamron Co. Ltd.	45,400	1,108
	LITALICO Inc.	61,700	1,106
	Sinfonia Technology Co. Ltd.	86,400	1,104
	J-Oil Mills Inc.	92,800	1,102
	Anicom Holdings Inc.	282,500	1,100
	Sodick Co. Ltd.	197,878	1,095
	TPR Co. Ltd.	105,129	1,085
	Micronics Japan Co. Ltd.	118,800	1,082
	MARUKA FURUSATO Corp.	55,600	1,077
	Sanyo Electric Railway Co. Ltd.	61,384	1,075
	Senshu Electric Co. Ltd.	46,882	1,075
	Trancom Co. Ltd.	21,400	1,074
	RS Technologies Co. Ltd.	47,800	1,074
	Sumitomo Densetsu Co. Ltd.	51,400	1,069
	ARCLANDS Corp.	94,300	1,068
	ASAHI YUKIZAI Corp.	45,511	1,067
	Daito Pharmaceutical Co. Ltd.	57,300	1,066
	Tanseisha Co. Ltd.	179,400	1,065
		Shares	Market Value• ($000)
	Inageya Co. Ltd.	87,600	1,064
	Tsubaki Nakashima Co. Ltd.	150,900	1,057
*	Vision Inc.	84,065	1,056
	Daiki Aluminium Industry Co. Ltd.	102,930	1,056
	TRE Holdings Corp.	120,400	1,055
	Sankei Real Estate Inc.	1,706	1,051
	Genky DrugStores Co. Ltd.	35,500	1,049
	METAWATER Co. Ltd.	79,600	1,049
	Tachibana Eletech Co. Ltd.	68,534	1,045
	Unipres Corp.	149,980	1,045
	Weathernews Inc.	20,800	1,044
	Tsukishima Holdings Co. Ltd.	128,700	1,044
	Sumitomo Seika Chemicals Co. Ltd.	32,300	1,043
[1]	J Trust Co. Ltd.	357,200	1,042
	Yamagata Bank Ltd.	130,985	1,040
	Nichireki Co. Ltd.	81,500	1,035
	Daiwa Industries Ltd.	97,600	1,031
	Mitsubishi Research Institute Inc.	28,400	1,030
	Shinko Shoji Co. Ltd.	116,800	1,029
	Nohmi Bosai Ltd.	79,700	1,028
	Macromill Inc.	154,200	1,027
[1]	Joshin Denki Co. Ltd.	68,226	1,018
	Takasago International Corp.	53,200	1,015
	Alconix Corp.	99,614	1,015
	Hokuto Corp.	73,724	1,012
	Pasona Group Inc.	73,500	1,012
	Mimasu Semiconductor Industry Co. Ltd.	52,200	1,009
	Nippon Fine Chemical Co. Ltd.	51,600	1,008
	NS United Kaiun Kaisha Ltd.	34,300	1,005
	WingArc1st Inc.	61,500	1,004
	Daiho Corp.	34,900	1,003
[1]	Mie Kotsu Group Holdings Inc.	231,799	1,002
	Kyoei Steel Ltd.	74,012	1,001
	TechMatrix Corp.	83,900	1,001
	Mitsui DM Sugar Holdings Co. Ltd.	59,600	1,000
	Topy Industries Ltd.	72,579	999
	Oriental Shiraishi Corp.	410,694	995
	Hosokawa Micron Corp.	45,600	988
	Sun Frontier Fudousan Co. Ltd.	101,800	988
	Teikoku Electric Manufacturing Co. Ltd.	55,800	984
	Ryoyo Electro Corp.	53,942	984
	Miyazaki Bank Ltd.	54,893	983
	Teikoku Sen-I Co. Ltd.	77,484	982
	Sala Corp.	173,600	982
	Tokai Corp.	64,900	981
	Nippon Road Co. Ltd.	16,500	978
	Tenma Corp.	56,600	975
	SWCC Corp.	74,700	970
	Osaka Organic Chemical Industry Ltd.	63,900	969
		Shares	Market Value• ($000)
	Daiken Corp.	56,300	968
	Starzen Co. Ltd.	56,200	967
	Sanyo Chemical Industries Ltd.	30,754	966
	Belluna Co. Ltd.	175,900	965
	Roland DG Corp.	38,400	965
	Fujibo Holdings Inc.	40,400	951
*	Kappa Create Co. Ltd.	85,588	951
	Sinko Industries Ltd.	71,641	951
	Pack Corp.	41,500	951
	Vector Inc.	100,000	946
	Toyo Corp.	91,617	945
	AOKI Holdings Inc.	135,504	944
	Matsuyafoods Holdings Co. Ltd.	29,700	934
	K&O Energy Group Inc.	52,300	934
	Okinawa Cellular Telephone Co.	41,637	930
[1]	Obara Group Inc.	29,540	929
	Katakura Industries Co. Ltd.	69,492	928
	ESCON Japan REIT Investment Corp.	1,125	928
*	Mitsui E&S Co. Ltd.	241,400	927
	T-Gaia Corp.	75,600	927
[1]	Fujio Food Group Inc.	89,500	927
	Oita Bank Ltd.	60,907	926
	Broadleaf Co. Ltd.	293,400	926
	Kyokuyo Co. Ltd.	35,100	924
	Tachi-S Co. Ltd.	103,200	924
	Xebio Holdings Co. Ltd.	104,108	924
	Asanuma Corp.	40,200	924
	Sinanen Holdings Co. Ltd.	33,000	918
	S-Pool Inc.	197,860	918
	Key Coffee Inc.	59,293	914
	Ines Corp.	89,100	911
[1]	Alpen Co. Ltd.	59,300	907
	ES-Con Japan Ltd.	142,000	906
*,1	Istyle Inc.	226,800	905
	Sparx Group Co. Ltd.	82,220	897
	ARTERIA Networks Corp.	93,500	896
	Fukui Bank Ltd.	82,455	894
	Yamanashi Chuo Bank Ltd.	107,117	894
	Takamatsu Construction Group Co. Ltd.	54,800	889
	EM Systems Co. Ltd.	153,600	887
	Pressance Corp.	61,148	883
[1]	Alpha Systems Inc.	28,900	880
	Futaba Corp.	227,832	880
	TOC Co. Ltd.	178,046	877
	Enplas Corp.	25,953	876
	Nippon Thompson Co. Ltd.	202,100	875
	TV Asahi Holdings Corp.	75,600	874
	Elan Corp.	116,700	874
	JAC Recruitment Co. Ltd.	46,500	869
	Riken Vitamin Co. Ltd.	57,700	866
	Ki-Star Real Estate Co. Ltd.	28,700	862
	Sun Corp.	53,500	856
	Nittoku Co. Ltd.	44,400	855
	Aichi Steel Corp.	42,302	847

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Nippon Parking Development Co. Ltd.	491,400	847
	Torishima Pump Manufacturing Co. Ltd.	72,800	846
[1]	YA-MAN Ltd.	97,600	843
	Union Tool Co.	34,800	832
[1]	Shin Nippon Air Technologies Co. Ltd.	57,800	830
	Giken Ltd.	52,500	825
	Qol Holdings Co. Ltd.	89,799	823
	Okabe Co. Ltd.	132,735	822
	Denyo Co. Ltd.	58,400	816
[1]	Remixpoint Inc.	441,602	813
	Mirarth Holdings Inc.	286,400	808
	Sumida Corp.	64,809	806
	FIDEA Holdings Co. Ltd.	80,820	805
	Airtrip Corp.	40,018	805
*,1	SRE Holdings Corp.	35,896	805
*	Modec Inc.	73,888	802
*	Japan Display Inc.	2,647,900	802
	Fudo Tetra Corp.	60,820	799
	Akita Bank Ltd.	60,300	797
	Kanaden Corp.	89,400	796
	Ehime Bank Ltd.	126,800	795
	Warabeya Nichiyo Holdings Co. Ltd.	48,000	791
	Halows Co. Ltd.	33,300	790
	Nissei ASB Machine Co. Ltd.	25,200	790
	Futaba Industrial Co. Ltd.	234,800	786
	Sagami Holdings Corp.	80,196	786
	Sumitomo Riko Co. Ltd.	147,700	786
	MEC Co. Ltd.	42,000	786
	Nagatanien Holdings Co. Ltd.	48,500	784
[1]	Rock Field Co. Ltd.	70,168	784
	Canon Electronics Inc.	56,494	769
	Chori Co. Ltd.	39,800	756
	Achilles Corp.	70,900	754
	Pacific Metals Co. Ltd.	53,608	746
[1]	Daikokutenbussan Co. Ltd.	18,600	745
	Yorozu Corp.	112,176	744
	Fixstars Corp.	72,200	744
	HI-LEX Corp.	82,500	743
	gremz Inc.	46,800	743
	Bank of the Ryukyus Ltd.	108,867	742
	Computer Engineering & Consulting Ltd.	71,070	739
	Hoosiers Holdings Co. Ltd.	118,700	738
	Cawachi Ltd.	42,900	735
	Towa Bank Ltd.	178,650	734
	Kamei Corp.	63,300	727
	Japan Transcity Corp.	145,592	727
	Happinet Corp.	50,300	726
	Riso Kyoiku Co. Ltd.	332,800	726
	IR Japan Holdings Ltd.	46,000	725
	Keiyo Co. Ltd.	116,600	721
	Onoken Co. Ltd.	63,100	720
		Shares	Market Value• ($000)
	Neturen Co. Ltd.	135,300	719
	V Technology Co. Ltd.	32,100	715
	Kansai Food Market Ltd.	62,800	711
	Pole To Win Holdings Inc.	105,500	711
[1]	Nichiden Corp.	47,500	704
	Osaki Electric Co. Ltd.	168,600	701
	m-up Holdings Inc.	76,700	698
	Nihon Nohyaku Co. Ltd.	137,500	697
	Anest Iwata Corp.	92,900	696
	Eagle Industry Co. Ltd.	71,700	692
	ValueCommerce Co. Ltd.	71,200	690
	Carta Holdings Inc.	64,500	688
	France Bed Holdings Co. Ltd.	86,400	687
	Tokushu Tokai Paper Co. Ltd.	31,300	681
	SB Technology Corp.	39,800	680
	Gakken Holdings Co. Ltd.	104,700	675
	Avant Group Corp.	65,000	673
	Dai-Dan Co. Ltd.	37,100	671
	CAC Holdings Corp.	53,100	667
	Solasto Corp.	143,100	667
	Marusan Securities Co. Ltd.	214,855	665
	DKK Co. Ltd.	38,780	659
	Matsuda Sangyo Co. Ltd.	39,600	658
	Tatsuta Electric Wire & Cable Co. Ltd.	125,000	657
	Cleanup Corp.	116,900	654
	Vital KSK Holdings Inc.	90,700	652
*,1	Sourcenext Corp.	385,400	649
	Riken Technos Corp.	144,600	649
	Kurimoto Ltd.	43,400	644
	Toho Zinc Co. Ltd.	46,978	642
[1]	Miroku Jyoho Service Co. Ltd.	51,200	640
	Sakai Chemical Industry Co. Ltd.	47,409	637
	Tochigi Bank Ltd.	309,712	632
	Chilled & Frozen Logistics Holdings Co. Ltd.	64,600	630
	Softcreate Holdings Corp.	53,478	627
	Shindengen Electric Manufacturing Co. Ltd.	24,600	626
	Elematec Corp.	49,200	625
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	45,103	618
	Shikoku Bank Ltd.	94,940	617
	Direct Marketing MiX Inc.	69,900	616
	G-7 Holdings Inc.	58,200	614
	Toyo Kanetsu KK	30,600	612
	Aisan Industry Co. Ltd.	85,100	609
	Kitanotatsujin Corp.	263,000	606
	ZIGExN Co. Ltd.	162,900	606
	Yurtec Corp.	99,400	604
	Komatsu Matere Co. Ltd.	119,200	603
		Shares	Market Value• ($000)
	Airport Facilities Co. Ltd.	141,900	601
	Ichikoh Industries Ltd.	148,566	601
	YAKUODO Holdings Co. Ltd.	32,800	600
	Fukuda Corp.	16,800	598
	G-Tekt Corp.	54,500	597
	Tonami Holdings Co. Ltd.	17,600	597
	Godo Steel Ltd.	26,400	595
	Mitsuba Corp.	136,724	592
	Goldcrest Co. Ltd.	43,980	590
	Nissin Corp.	37,400	589
	Aiphone Co. Ltd.	37,200	587
	Yukiguni Maitake Co. Ltd.	78,200	585
*	Fujita Kanko Inc.	22,400	583
	Midac Holdings Co. Ltd.	41,310	581
	Icom Inc.	28,500	580
*	Net Protections Holdings Inc.	153,100	580
[1]	Itochu-Shokuhin Co. Ltd.	14,400	577
[1]	Link & Motivation Inc.	158,300	568
	Maxvalu Tokai Co. Ltd.	28,400	566
	Chiyoda Integre Co. Ltd.	33,000	565
	Kyokuto Securities Co. Ltd.	126,500	565
*	Optim Corp.	82,338	565
	Chubu Shiryo Co. Ltd.	68,600	562
*	PIA Corp.	23,100	562
	Mars Group Holdings Corp.	25,000	559
	Hochiki Corp.	46,900	558
[1]	Inui Global Logistics Co. Ltd.	43,808	557
	Sanshin Electronics Co. Ltd.	33,400	555
	Taki Chemical Co. Ltd.	16,200	554
	World Co. Ltd.	49,300	551
	JDC Corp.	121,600	550
	Septeni Holdings Co. Ltd.	199,700	550
	Shibusawa Warehouse Co. Ltd.	32,209	548
*,1	Demae-Can Co. Ltd.	196,600	548
	Ryoden Corp.	35,500	545
	Shinnihon Corp.	69,800	543
	KPP Group Holdings Co. Ltd.	113,215	541
	Sankyo Seiko Co. Ltd.	125,197	538
	Fujiya Co. Ltd.	28,900	537
	SIGMAXYZ Holdings Inc.	68,000	535
	Shimizu Bank Ltd.	49,800	534
	GMO GlobalSign Holdings KK	18,778	533
	CMK Corp.	155,200	528
	Asahi Co. Ltd.	55,000	526
	Shimojima Co. Ltd.	62,300	525
	ASKA Pharmaceutical Holdings Co. Ltd.	55,900	524
	JM Holdings Co. Ltd.	35,700	522
	Tekken Corp.	36,600	520

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
[1]	Takatori Corp.	17,490	518
	Rheon Automatic Machinery Co. Ltd.	53,615	515
	Toenec Corp.	20,200	515
	World Holdings Co. Ltd.	25,200	512
*,1	MedPeer Inc.	62,800	512
	Shinwa Co. Ltd.	32,400	509
[1]	Nichiban Co. Ltd.	34,300	507
	Stella Chemifa Corp.	25,400	504
[1]	Proto Corp.	57,600	503
	Sanei Architecture Planning Co. Ltd.	45,800	493
	BRONCO BILLY Co. Ltd.	24,200	485
	Honeys Holdings Co. Ltd.	41,790	484
	Krosaki Harima Corp.	10,600	480
	Takaoka Toko Co. Ltd.	31,900	480
[1]	Kamakura Shinsho Ltd.	69,600	478
	CMIC Holdings Co. Ltd.	33,300	477
	Aeon Fantasy Co. Ltd.	19,800	476
	Optorun Co. Ltd.	31,000	473
	Okuwa Co. Ltd.	71,500	472
	Furuno Electric Co. Ltd.	68,900	470
	Studio Alice Co. Ltd.	29,800	468
	Cosel Co. Ltd.	58,400	467
	CI Takiron Corp.	126,900	467
*,1	Open Door Inc.	43,200	466
	Daido Metal Co. Ltd.	119,200	462
	Seika Corp.	27,900	460
	Riken Corp.	22,400	451
	Central Security Patrols Co. Ltd.	21,595	447
	Kanagawa Chuo Kotsu Co. Ltd.	19,000	447
	Kintetsu Department Store Co. Ltd.	24,500	447
	Hokkaido Gas Co. Ltd.	30,800	439
	LEC Inc.	69,648	439
	Aruhi Corp.	55,126	439
	Marvelous Inc.	88,000	437
*	TerraSky Co. Ltd.	22,910	437
	Aichi Corp.	69,900	433
	Kyodo Printing Co. Ltd.	20,600	429
	Yahagi Construction Co. Ltd.	67,700	428
	SRA Holdings	19,100	427
	Tess Holdings Co. Ltd.	48,400	427
	Dai Nippon Toryo Co. Ltd.	67,000	424
	Feed One Co. Ltd.	77,820	424
	Arisawa Manufacturing Co. Ltd.	46,000	424
	Tosho Co. Ltd.	41,800	422
	Advan Group Co. Ltd.	60,400	421
	Sankyo Tateyama Inc.	83,600	421
	Ichiyoshi Securities Co. Ltd.	96,700	420
	JP-Holdings Inc.	180,300	415
	Nitto Kohki Co. Ltd.	28,100	415
	Moriroku Holdings Co. Ltd.	29,100	415
		Shares	Market Value• ($000)
*	KNT-CT Holdings Co. Ltd.	35,800	414
[1]	Yamashin-Filter Corp.	165,800	414
*	PKSHA Technology Inc.	29,800	414
*	Akebono Brake Industry Co. Ltd.	375,983	413
	Tayca Corp.	46,232	412
[1]	Furuya Metal Co. Ltd.	6,200	412
	Melco Holdings Inc.	16,600	409
	WATAMI Co. Ltd.	59,400	409
	CTS Co. Ltd.	69,742	405
	Nippon Rietec Co. Ltd.	43,100	405
	Koatsu Gas Kogyo Co. Ltd.	73,900	404
	Hodogaya Chemical Co. Ltd.	17,500	403
[1]	Kyosan Electric Manufacturing Co. Ltd.	129,100	403
[1]	NEC Capital Solutions Ltd.	20,400	403
	Fuji Pharma Co. Ltd.	43,800	398
[1]	Wellneo Sugar Co. Ltd.	31,325	396
	Bank of Saga Ltd.	32,100	395
	Chiyoda Co. Ltd.	64,200	395
[1]	Nakayama Steel Works Ltd.	61,200	395
	Furukawa Battery Co. Ltd.	46,455	391
	Tokyo Energy & Systems Inc.	57,500	386
*	KLab Inc.	135,560	386
	Nippon Beet Sugar Manufacturing Co. Ltd.	30,000	381
	Maezawa Kyuso Industries Co. Ltd.	47,000	372
	Toa Corp. (XTKS)	58,900	370
	Medical Data Vision Co. Ltd.	61,800	369
	Media Do Co. Ltd.	35,721	369
	Amuse Inc.	26,700	364
	Hisaka Works Ltd.	54,100	363
	Iseki & Co. Ltd.	40,887	361
	Taisei Lamick Co. Ltd.	17,100	360
	Fukui Computer Holdings Inc.	17,900	355
	Digital Holdings Inc.	40,945	354
	ST Corp.	30,300	354
	JSP Corp.	30,700	353
[1]	Raccoon Holdings Inc.	65,162	350
*	Jamco Corp.	33,800	348
	Ebase Co. Ltd.	68,800	348
	Kawada Technologies Inc.	11,500	345
	Ministop Co. Ltd.	33,100	344
*	Atrae Inc.	56,816	344
	Rokko Butter Co. Ltd.	33,000	342
	Japan Best Rescue System Co. Ltd.	59,965	342
	Tomoku Co. Ltd.	29,100	341
	FAN Communications Inc.	111,900	337
	Nippon Coke & Engineering Co. Ltd.	494,700	331
[1]	V-Cube Inc.	86,165	331
		Shares	Market Value• ($000)
	Arakawa Chemical Industries Ltd.	44,600	325
	Okura Industrial Co. Ltd.	20,700	324
	Kenko Mayonnaise Co. Ltd.	35,300	323
	Yushin Precision Equipment Co. Ltd.	55,200	322
	Corona Corp. Class A	46,600	319
	Nihon Chouzai Co. Ltd.	34,900	317
	Artnature Inc.	54,800	315
	Sekisui Kasei Co. Ltd.	90,300	312
	Hito Communications Holdings Inc.	26,766	312
	WDB Holdings Co. Ltd.	20,712	309
	Fibergate Inc.	33,349	309
	Sanoh Industrial Co. Ltd.	60,600	307
	DKS Co. Ltd.	22,000	306
	Tsutsumi Jewelry Co. Ltd.	18,200	302
[1]	Osaka Steel Co. Ltd.	31,000	299
	Tv Tokyo Holdings Corp.	16,000	299
	Nihon Tokushu Toryo Co. Ltd.	40,500	298
	Ubicom Holdings Inc.	18,700	298
	Fuso Pharmaceutical Industries Ltd.	19,700	297
	Central Sports Co. Ltd.	15,675	296
	Hokkan Holdings Ltd.	28,200	290
[1]	Pronexus Inc.	39,035	287
	Nippon Sharyo Ltd.	18,500	284
	MTI Ltd.	70,000	266
*,1	FDK Corp.	41,914	265
[1]	Kojima Co. Ltd.	63,300	265
	CTI Engineering Co. Ltd.	10,900	265
*	Taiko Pharmaceutical Co. Ltd.	93,037	263
	Inaba Seisakusho Co. Ltd.	24,400	261
	Enigmo Inc.	83,000	261
	Nihon Trim Co. Ltd.	11,900	256
	Nisso Corp.	44,600	255
	Oro Co. Ltd.	13,967	251
	LIFULL Co. Ltd.	152,800	248
*	RPA Holdings Inc.	86,600	248
*	Gurunavi Inc.	93,300	247
	Japan Medical Dynamic Marketing Inc.	32,118	241
	Akatsuki Inc.	14,200	236
	I-PEX Inc.	22,900	235
	Chuo Spring Co. Ltd.	43,600	232
	Gecoss Corp.	34,200	224
*	Unitika Ltd.	140,200	224
	Tokyo Individualized Educational Institute Inc.	55,312	221
	Altech Corp.	11,700	221
	Daisyo Corp.	25,700	218
	Tokyo Rakutenchi Co. Ltd.	6,900	214
*	BrainPad Inc.	41,157	210
*,1	Kourakuen Holdings Corp.	26,400	208

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Ohara Inc.	24,388	207
	Tokyo Base Co. Ltd.	62,300	206
	Takamiya Co. Ltd.	62,800	205
	Taiho Kogyo Co. Ltd.	37,900	203
[1]	CHIMNEY Co. Ltd.	20,000	198
	Wowow Inc.	20,400	197
*	COOKPAD Inc.	137,800	196
*	Gunosy Inc.	42,000	188
	Kanamic Network Co. Ltd.	56,600	182
	Robot Home Inc.	94,100	156
	Linical Co. Ltd.	28,300	145
*	Right On Co. Ltd.	28,800	123
			1,386,625
Kuwait (0.2%)
	National Industries Group Holding SAK	6,763,148	4,800
	Kuwait Projects Co. Holding KSCP	7,805,333	3,342
	Warba Bank KSCP	3,553,316	2,655
	Boursa Kuwait Securities Co. KPSC	404,603	2,374
	Kuwait Telecommunications Co.	1,142,941	2,214
	Salhia Real Estate Co. KSCP	1,082,697	1,803
	Jazeera Airways Co. KSCP	281,650	1,656
	Kuwait International Bank KSCP	2,088,570	1,266
*	National Real Estate Co. KPSC	4,381,384	1,209
	Integrated Holding Co. KCSC	652,260	849
	Alimtiaz Investment Group KSC	3,634,723	745
			22,913
Malaysia (0.7%)
	Inari Amertron Bhd.	10,858,800	5,637
	TIME dotCom Bhd.	3,743,700	4,612
	Yinson Holdings Bhd.	6,581,740	3,870
	My EG Services Bhd.	18,564,200	3,300
	Sunway REIT	8,013,400	2,895
	Bursa Malaysia Bhd.	2,042,754	2,877
	Frontken Corp. Bhd.	4,032,550	2,768
	ViTrox Corp. Bhd.	1,501,200	2,698
	D&O Green Technologies Bhd.	2,842,800	2,630
	Pentamaster Corp. Bhd.	2,214,350	2,447
*	Bumi Armada Bhd.	14,204,800	2,145
	KPJ Healthcare Bhd.	8,519,200	2,141
	Genting Plantations Bhd.	1,552,773	2,090
	Malaysian Pacific Industries Bhd.	317,500	2,031
*	PMB Technology Bhd.	2,135,517	1,993
	Axis REIT	4,643,200	1,979
	VS Industry Bhd.	9,834,450	1,803
	Mega First Corp. Bhd.	2,300,200	1,764
	United Plantations Bhd.	471,200	1,750
	Scientex Bhd.	2,192,100	1,678
	UMW Holdings Bhd.	1,926,300	1,673
	BerMaz Auto Bhd.	3,120,240	1,617
*	Greatech Technology Bhd.	1,450,400	1,566
		Shares	Market Value• ($000)
	Chin Hin Group Bhd.	1,514,500	1,473
	Kossan Rubber Industries Bhd.	4,840,600	1,359
	CTOS Digital Bhd.	4,154,300	1,318
	Supermax Corporation Bhd.	6,730,700	1,316
*	Dagang NeXchange Bhd.	10,514,200	1,233
	Padini Holdings Bhd.	1,330,200	1,209
	Malaysia Building Society Bhd.	8,234,300	1,147
	DRB-Hicom Bhd.	3,156,427	1,000
	UWC Bhd.	1,315,500	951
	Hibiscus Petroleum Bhd.	3,906,800	900
	Berjaya Sports Toto Bhd.	2,817,340	879
*	Berjaya Corp. Bhd.	12,538,763	844
	SP Setia Bhd. Group	5,496,600	711
	Syarikat Takaful Malaysia Keluarga Bhd.	881,100	651
*	Velesto Energy Bhd.	12,183,080	633
	Malaysian Resources Corp. Bhd.	7,777,538	534
[2]	Lotte Chemical Titan Holding Bhd.	1,843,705	517
	Cahya Mata Sarawak Bhd.	1,862,300	469
*	Hong Seng Consolidated Bhd.	10,735,000	314
	WCT Holdings Bhd.	2,548,151	252
	UEM Sunrise Bhd.	4,211,200	242
*	Sunway Bhd. Warrants Exp. 10/3/24	385,748	27
*	Velesto Energy Bhd. Warrants Exp. 10/18/24	2,470,020	14
*	Malaysian Resources Corp. Bhd. Warrants Exp. 10/29/27	430,554	6
*,3	Serba Dinamik Holdings Bhd. Warrants Exp. 12/5/24	878,820	1
			75,964
Mexico (0.5%)
	Corp. Inmobiliaria Vesta SAB de CV	2,531,042	7,994
	TF Administradora Industrial S de RL de CV	3,065,813	5,746
*	Alsea SAB de CV	1,962,200	5,258
[2]	Macquarie Mexico Real Estate Management SA de CV	2,901,102	4,770
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	3,581,398	4,219
	Gentera SAB de CV	3,765,225	4,142
	Bolsa Mexicana de Valores SAB de CV	1,799,566	3,979
	La Comer SAB de CV	1,789,607	3,900
*,2	Grupo Traxion SAB de CV	1,319,981	2,569
	Genomma Lab Internacional SAB de CV Class B	2,990,380	2,485
*,2	Nemak SAB de CV	8,214,187	1,900
		Shares	Market Value• ($000)
	Grupo Rotoplas SAB de CV	564,563	787
			47,749
Netherlands (1.0%)
	Arcadis NV	276,594	11,426
*,1,2	Basic-Fit NV	199,812	8,473
	SBM Offshore NV	578,186	8,172
	TKH Group NV	167,022	8,086
*,1	Galapagos NV	185,978	7,216
	Corbion NV	223,642	7,041
	APERAM SA	176,892	6,559
*,1,2	Alfen NV	77,007	6,231
*	Fugro NV	438,676	6,220
	Eurocommercial Properties NV	197,640	4,740
	AMG Advanced Metallurgical Group NV	121,502	4,536
[1]	PostNL NV	1,440,716	2,592
	Majorel Group Luxembourg SA Class B	77,171	2,500
	Sligro Food Group NV	138,541	2,418
	Flow Traders Ltd.	94,349	2,337
	Wereldhave NV	149,424	2,295
*	TomTom NV	252,202	2,162
	Koninklijke BAM Groep NV	915,183	2,005
	NSI NV	65,075	1,495
	Vastned Retail NV	58,458	1,332
	Brunel International NV	53,114	718
*,1	Ebusco Holding NV	42,057	414
[2]	B&S Group Sarl	77,048	333
*,3	SNS Reaal	96,364	—
			99,301
New Zealand (0.5%)
	Chorus Ltd.	1,728,890	9,244
	Goodman Property Trust	4,322,230	5,846
	Summerset Group Holdings Ltd.	923,146	4,652
	Freightways Group Ltd.	668,959	3,932
	Precinct Properties New Zealand Ltd.	5,065,365	3,887
	Genesis Energy Ltd.	2,000,468	3,357
	Vital Healthcare Property Trust	1,820,814	2,626
*	Pushpay Holdings Ltd.	2,734,258	2,405
	Vector Ltd.	923,349	2,270
	Argosy Property Ltd.	3,185,492	2,208
	Heartland Group Holdings Ltd.	2,239,359	2,206
	Skellerup Holdings Ltd.	653,132	1,974
	Stride Property Group	2,066,989	1,650
	KMD Brands Ltd.	2,145,832	1,475
	Oceania Healthcare Ltd.	2,309,829	986
	Scales Corp. Ltd.	419,772	819
	SKY Network Television Ltd.	488,172	796
*	Pacific Edge Ltd.	2,330,729	672
*	Synlait Milk Ltd.	446,695	446
			51,451
Norway (1.4%)
	Bakkafrost P/F	194,821	14,204
	Storebrand ASA	1,765,207	13,620

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Subsea 7 SA	880,909	10,069
	SpareBank 1 SR-Bank ASA	696,651	8,161
*,1	NEL ASA	5,644,417	7,757
	TGS ASA	464,422	7,283
	Borregaard ASA	388,503	6,501
	SpareBank 1 SMN	477,543	6,174
	Veidekke ASA	425,742	4,901
	Atea ASA	345,809	4,757
*	Borr Drilling Ltd.	629,402	4,360
	Hafnia Ltd.	787,667	4,273
*	Kahoot! ASA	1,474,703	3,850
[2]	Europris ASA	534,180	3,826
	FLEX LNG Ltd.	109,249	3,789
	Aker Solutions ASA	1,009,968	3,605
[2]	Elkem ASA	1,054,610	3,569
	Austevoll Seafood ASA	345,106	3,250
[2]	Scatec ASA	475,574	3,109
	Wallenius Wilhelmsen ASA	406,019	3,039
	MPC Container Ships ASA	1,545,546	2,536
*,2	Crayon Group Holding ASA	326,626	2,525
[2]	BW LPG Ltd.	311,749	2,519
	DNO ASA	2,426,689	2,428
	Stolt-Nielsen Ltd.	83,000	2,393
[2]	Entra ASA	203,154	2,064
	Grieg Seafood ASA	204,778	1,717
	Bonheur ASA	73,932	1,652
	Hoegh Autoliners ASA	204,778	1,330
	Sparebank 1 Oestlandet	109,075	1,283
*	Aker Carbon Capture ASA	1,208,109	1,240
*	Hexagon Composites ASA Class B	372,527	1,130
	BW Offshore Ltd.	372,352	994
	Wilh Wilhelmsen Holding ASA Class A	32,182	843
	Arendals Fossekompani ASA	39,107	809
*	BW Energy Ltd.	234,505	631
*	Aker Horizons ASA	772,830	610
			146,801
Pakistan (0.1%)
	Engro Corp. Ltd.	1,203,707	1,304
	Hub Power Co. Ltd.	4,765,529	1,208
*	Lucky Cement Ltd.	819,896	1,160
	MCB Bank Ltd.	1,860,210	787
	Pakistan Oilfields Ltd.	508,586	733
	Engro Fertilizers Ltd.	2,089,103	618
*	TRG Pakistan	1,551,968	599
	Pakistan State Oil Co. Ltd.	1,297,746	526
	Habib Bank Ltd.	1,573,445	402
	Millat Tractors Ltd.	199,303	367
	United Bank Ltd.	845,938	366
*	Systems Ltd.	147,115	236
*	Searle Co. Ltd.	325,451	62
	National Bank of Pakistan	240,000	18
	Nishat Mills Ltd.	71,008	14
			8,400
Philippines (0.2%)
	Security Bank Corp.	1,935,099	3,228
	Wilcon Depot Inc.	5,265,600	2,756
		Shares	Market Value• ($000)
	Robinsons Retail Holdings Inc.	2,203,980	2,168
	Robinson's Land Corp.	7,295,297	1,903
	Century Pacific Food Inc.	3,302,900	1,543
	RL Commercial REIT Inc.	14,754,400	1,538
	Manila Water Co. Inc.	4,341,285	1,509
	AREIT Inc.	2,236,100	1,361
	D&L Industries Inc.	7,925,400	1,201
	First Gen Corp.	1,848,087	528
*	Cebu Air Inc.	519,080	370
	Filinvest Land Inc.	9,533,400	136
	Vista Land & Lifescapes Inc.	2,779,022	88
			18,329
Poland (0.5%)
[1]	CD Projekt SA	248,602	6,783
	KRUK SA	67,429	6,088
	Orange Polska SA	2,615,782	4,557
	Asseco Poland SA	223,599	4,537
*	mBank SA	48,644	4,072
	Cyfrowy Polsat SA	927,594	3,890
*	PGE Polska Grupa Energetyczna SA	2,313,676	3,833
*	Alior Bank SA	358,748	3,758
*	Bank Millennium SA	2,254,009	2,675
	Bank Handlowy w Warszawie SA	121,020	2,614
*,1	Jastrzebska Spolka Weglowa SA	204,424	2,116
*	Tauron Polska Energia SA	3,702,507	1,844
*,1	CCC SA	163,276	1,760
*	Enea SA	921,814	1,491
*	Grupa Azoty SA	184,529	1,427
*	AmRest Holdings SE	235,679	1,062
	Kernel Holding SA	162,269	707
	Warsaw Stock Exchange	75,126	653
	Ciech SA	29,021	338
*,3	CAPITEA SA	103,234	93
			54,298
Portugal (0.3%)
	Banco Comercial Portugues SA Class R	29,489,595	7,580
	Sonae SGPS SA	3,539,496	4,036
	REN - Redes Energeticas Nacionais SGPS SA	1,289,619	3,745
	Navigator Co. SA	973,531	3,573
	NOS SGPS SA	755,680	3,322
	CTT-Correios de Portugal SA	573,787	2,370
*,1	Greenvolt-Energias Renovaveis SA	216,068	1,469
	Corticeira Amorim SGPS SA	124,358	1,405
	Altri SGPS SA	267,201	1,383
	Semapa-Sociedade de Investimento e Gestao	49,025	741
			29,624
Qatar (0.1%)
	Gulf International Services QSC	3,401,641	1,972
	United Development Co. QSC	5,336,327	1,650
		Shares	Market Value• ($000)
	Al Meera Consumer Goods Co. QSC	379,062	1,517
	Medicare Group	764,301	1,263
			6,402
Romania (0.0%)
	Teraplast SA	3,866,662	499
Russia (0.0%)
*,3	Mechel PJSC Preference Shares	434,330	—
*,2,3	Detsky Mir PJSC	2,390,633	—
*,3	OGK-2 PJSC	54,519,850	—
*,3	TGC-1 PJSC	2,060,900,000	—
*,3	Mechel PJSC	477,169	—
*,3	Rosseti Lenenergo PJSC Preference Shares	305,131	—
*,3	LSR Group PJSC Class A	66,793	—
*,3	EL5-ENERO PJSC	24,682,000	—
*,3	Samolet Group	30,568	—
*,3	Novorossiysk Commercial Sea Port PJSC	16,380,500	—
*,3	Bank St. Petersburg PJSC	642,145	—
*,3	IDGC of Centre and Volga Region PJSC	236,900,000	—
*,3	Cherkizovo Group PJSC	13,969	—
			—
Saudi Arabia (0.5%)
	Al Hammadi Co. for Development and Investment	302,236	4,543
	Aldrees Petroleum and Transport Services Co.	139,921	3,760
	Leejam Sports Co. JSC	108,173	3,448
	Astra Industrial Group	131,699	2,371
	Jadwa REIT Saudi Fund	631,260	2,271
	United International Transportation Co.	141,208	2,250
	National Gas & Industrialization Co.	135,968	2,238
	Al Masane Al Kobra Mining Co.	101,718	2,104
	Arabian Cement Co.	221,563	2,098
*	Saudi Real Estate Co.	550,452	2,034
	National Medical Care Co.	79,266	2,011
*	Saudi Ground Services Co.	275,952	1,913
	Al-Dawaa Medical Services Co.	90,397	1,867
	Eastern Province Cement Co.	163,137	1,855
	Arriyadh Development Co.	323,773	1,752
*	Middle East Healthcare Co.	149,659	1,557
*	National Agriculture Development Co.	191,579	1,508
	City Cement Co.	254,398	1,484
	Najran Cement Co.	357,901	1,369
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	188,467	1,293

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Saudi Ceramic Co.	147,491	1,267
	Saudi Chemical Co. Holding	153,343	1,235
*	Dur Hospitality Co.	162,788	1,209
*	Saudi Public Transport Co.	241,736	1,188
	Northern Region Cement Co.	324,699	1,041
*	Aseer Trading Tourism & Manufacturing Co.	311,090	1,022
	Bawan Co.	106,912	832
*	Methanol Chemicals Co.	123,062	828
*	Fawaz Abdulaziz Al Hokair & Co.	171,223	737
*	Herfy Food Services Co.	70,644	671
	Tabuk Cement Co.	146,229	609
*	Al Jouf Cement Co.	176,654	603
	Hail Cement Co.	165,567	541
*	Zamil Industrial Investment Co.	92,227	451
*	Mediterranean & Gulf Insurance & Reinsurance Co.	154,570	368
			56,328
Singapore (0.7%)
	Frasers Centrepoint Trust	4,125,408	6,855
	ESR-LOGOS REIT	21,082,884	5,147
	Keppel Infrastructure Trust	13,296,446	4,888
	Parkway Life REIT	1,518,181	4,422
	Raffles Medical Group Ltd.	3,738,384	4,128
	Lendlease Global Commercial REIT	7,245,419	3,812
	CapitaLand China Trust	4,289,099	3,577
	CDL Hospitality Trusts	3,463,742	3,285
	PARAGON REIT	4,393,200	3,084
	AEM Holdings Ltd.	1,085,600	2,767
	Capitaland India Trust	3,253,800	2,664
	AIMS APAC REIT	2,243,500	2,311
	iFAST Corp. Ltd.	630,600	2,195
	First Resources Ltd.	1,898,529	2,189
	Sheng Siong Group Ltd.	1,638,700	2,176
	Starhill Global REIT	5,310,808	2,093
	Cromwell European REIT	1,210,840	2,057
	Far East Hospitality Trust	4,115,400	1,917
	OUE Commercial REIT	7,810,309	1,907
	UMS Holdings Ltd.	1,697,700	1,319
*,1	Golden Energy & Resources Ltd.	1,806,700	1,297
	Hour Glass Ltd.	761,200	1,190
	Manulife US REIT	6,221,088	1,117
	Keppel Pacific Oak US REIT	3,092,700	1,115
	Digital Core REIT Management Pte. Ltd.	2,506,600	1,094
	Nanofilm Technologies International Ltd.	866,000	981
	Riverstone Holdings Ltd.	1,877,000	854
	First REIT	3,903,172	791
		Shares	Market Value• ($000)
	Prime US REIT	2,331,469	608
	Silverlake Axis Ltd.	2,343,207	590
	Bumitama Agri Ltd.	938,600	406
*	COSCO Shipping International Singapore Co. Ltd.	3,208,700	405
*	Yoma Strategic Holdings Ltd.	4,687,430	356
*,1,3	Ezra Holdings Ltd.	4,500,399	37
*	Keppel Infrastructure Trust Rights Exp. 5/10/25	664,822	11
*,3	Eagle Hospitality Trust	2,004,300	—
			73,645
South Africa (0.7%)
	SPAR Group Ltd.	692,507	5,320
	Thungela Resources Ltd.	514,547	4,823
	Truworths International Ltd.	1,241,896	3,699
	Barloworld Ltd.	720,830	3,577
*	Fortress Real Estate Investments Ltd. Class B	11,544,371	3,172
	Motus Holdings Ltd.	593,896	3,084
	Equites Property Fund Ltd.	2,951,315	2,518
	Hyprop Investments Ltd.	1,440,462	2,516
[1]	Resilient REIT Ltd.	1,004,739	2,495
	Omnia Holdings Ltd.	759,066	2,390
	Super Group Ltd.	1,332,763	2,335
	Vukile Property Fund Ltd.	3,326,314	2,297
	AECI Ltd.	454,961	2,149
	Ninety One Ltd.	908,964	2,056
*	Telkom SA SOC Ltd.	1,130,256	2,052
	MAS Real Estate Inc.	1,698,489	2,010
	DRDGOLD Ltd.	1,830,127	1,958
	Reunert Ltd.	557,702	1,799
	JSE Ltd.	314,176	1,653
	Sun International Ltd.	720,101	1,615
	KAP Ltd.	8,874,357	1,477
	DataTec Ltd.	703,518	1,399
	Coronation Fund Managers Ltd.	828,739	1,360
	Astral Foods Ltd.	144,318	1,327
	Attacq Ltd.	2,449,091	1,210
	Tsogo Sun Gaming Ltd.	1,703,310	1,138
*	Wilson Bayly Holmes-Ovcon Ltd.	187,599	1,112
	Investec Property Fund Ltd.	2,118,501	1,020
	SA Corporate Real Estate Ltd.	8,808,054	901
	Raubex Group Ltd.	597,565	863
	Adcock Ingram Holdings Ltd.	308,980	847
	Curro Holdings Ltd.	1,881,911	834
	Cashbuild Ltd.	76,354	740
	Emira Property Fund Ltd.	1,147,647	631
*	Zeda Ltd.	685,020	455
*	Blue Label Telecoms Ltd.	1,834,502	453
*	Fortress Real Estate Investments Ltd. Class A	304,545	216
*	Brait plc	32,899	6
			69,507
		Shares	Market Value• ($000)
South Korea (4.3%)
[1]	Ecopro Co. Ltd.	68,693	37,728
*	CosmoAM&T Co. Ltd.	78,009	10,236
[1]	JYP Entertainment Corp.	106,493	7,204
*,1	Hyundai Rotem Co. Ltd.	274,229	6,763
[1]	DB HiTek Co. Ltd.	137,144	6,244
*	Kum Yang Co. Ltd.	110,775	5,566
	Hansol Chemical Co. Ltd.	32,546	5,425
[1]	CS Wind Corp.	77,480	4,386
*	Cosmochemical Co. Ltd.	90,647	3,971
	Youngone Corp.	115,614	3,826
*,1	Bioneer Corp.	85,093	3,715
	KIWOOM Securities Co. Ltd.	52,229	3,670
[1]	LX Semicon Co. Ltd.	43,855	3,467
[1]	Hyosung Advanced Materials Corp.	11,860	3,459
[1]	LEENO Industrial Inc.	34,304	3,445
	JB Financial Group Co. Ltd.	550,236	3,443
	Hyosung TNC Corp.	11,580	3,274
	Medytox Inc.	18,109	3,206
	HD Hyundai Electric Co Ltd.	82,836	3,142
[1]	WONIK IPS Co. Ltd.	136,861	3,134
[1]	Sam Chun Dang Pharm Co. Ltd.	54,053	3,050
	Soulbrain Co. Ltd.	17,714	2,915
[1]	Advanced Nano Products Co. Ltd.	25,829	2,896
	LS Electric Co. Ltd.	60,515	2,868
	Hanmi Semiconductor Co. Ltd.	182,808	2,830
	Daejoo Electronic Materials Co. Ltd.	37,667	2,784
[1]	People & Technology Inc.	68,387	2,771
[1]	Kolon Industries Inc.	83,386	2,676
	SM Entertainment Co. Ltd.	33,131	2,670
[1]	Dongjin Semichem Co. Ltd.	118,906	2,635
*,1	HLB Life Science Co. Ltd.	326,155	2,626
*	Doosan Fuel Cell Co. Ltd.	116,683	2,621
*	SOLUM Co. Ltd.	140,261	2,569
	Dentium Co. Ltd.	23,072	2,491
[1]	Hanwha Systems Co. Ltd.	234,016	2,481
	LIG Nex1 Co. Ltd.	41,276	2,420
[1]	KEPCO Engineering & Construction Co. Inc.	45,494	2,398
[1]	Chunbo Co. Ltd.	16,419	2,392
[1]	Hyundai Elevator Co. Ltd.	94,739	2,378
[1]	Eo Technics Co. Ltd.	36,294	2,376
*	Hanall Biopharma Co. Ltd.	152,964	2,353
	Hyundai Construction Equipment Co. Ltd.	45,482	2,315
[1]	Koh Young Technology Inc.	232,153	2,307
[1]	SFA Engineering Corp.	76,743	2,294

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Daeduck Electronics Co. Ltd.	139,234	2,258
	Poongsan Corp.	67,837	2,156
	Chong Kun Dang Pharmaceutical Corp.	33,708	2,137
*,1	STCUBE	154,196	2,103
	ST Pharm Co. Ltd.	35,164	2,084
*,1	Hyundai Bioscience Co. Ltd.	135,994	2,066
	Daishin Securities Co. Ltd.	204,104	2,054
[1]	Foosung Co. Ltd.	196,995	1,998
[1]	Ecopro HN Co. Ltd.	39,649	1,990
*,1	Sungeel Hitech Co. Ltd.	19,216	1,969
[1]	Posco DX Co. Ltd.	197,872	1,966
	Korean Reinsurance Co.	345,509	1,955
[1]	Com2uSCorp	36,931	1,901
	LX International Corp.	85,850	1,883
[1]	YG Entertainment Inc.	41,012	1,879
	Dongkuk Steel Mill Co. Ltd.	208,319	1,867
[1]	PharmaResearch Co. Ltd.	24,513	1,858
*,1	LegoChem Biosciences Inc.	64,462	1,851
*,1	Hana Tour Service Inc.	44,786	1,850
*,1	Oscotec Inc.	116,068	1,847
*,1	Cosmax Inc.	31,688	1,834
[1]	Park Systems Corp.	16,737	1,834
*	Kumho Tire Co. Inc.	543,922	1,832
[1]	S&S Tech Corp.	54,401	1,828
*	Hugel Inc.	21,449	1,826
*,1	Chabiotech Co. Ltd.	184,532	1,798
[1]	Kolmar Korea Co. Ltd.	59,219	1,795
*,1	Eoflow Co. Ltd.	91,924	1,710
[1]	Dongwon Industries Co. Ltd.	49,124	1,707
[1]	BH Co. Ltd.	97,020	1,682
*,1	KMW Co. Ltd.	115,131	1,665
[1]	Innox Advanced Materials Co. Ltd.	50,248	1,664
[1]	Hyosung Corp.	33,066	1,630
[1]	AfreecaTV Co. Ltd.	27,790	1,620
	Hyundai Autoever Corp.	17,258	1,591
	SK REITs Co. Ltd.	429,934	1,586
*,1	Creative & Innovative System	167,008	1,570
	Douzone Bizon Co. Ltd.	68,415	1,562
*,1	GemVax & Kael Co. Ltd.	149,278	1,557
*	SK oceanplant Co. Ltd.	104,808	1,542
[1]	TKG Huchems Co. Ltd.	88,497	1,510
*,1	ABLBio Inc.	95,206	1,505
[1]	Hana Micron Inc.	130,994	1,504
*,1	Enchem Co. Ltd.	28,053	1,474
	Innocean Worldwide Inc.	48,948	1,466
*	W Scope Chungju Plant Co. Ltd.	42,222	1,458
[1]	Daewoong Pharmaceutical Co. Ltd.	17,595	1,455
		Shares	Market Value• ($000)
[1]	SIMMTECH Co. Ltd.	67,439	1,455
*	Pharmicell Co. Ltd.	211,277	1,437
[1]	Doosan Co. Ltd.	19,953	1,395
*,1,3	Taihan Electric Wire Co. Ltd.	1,243,971	1,392
*	Neowiz	42,069	1,390
*,1	Duk San Neolux Co. Ltd.	42,481	1,386
[1]	Jusung Engineering Co. Ltd.	117,461	1,385
*	Myoung Shin Industrial Co. Ltd.	101,273	1,375
[1]	HDC Hyundai Development Co-Engineering & Construction Class E	151,393	1,369
	MegaStudyEdu Co. Ltd.	29,071	1,365
	JR Global REIT	407,952	1,348
[1]	HK inno N Corp.	55,568	1,344
[1]	Seoul Semiconductor Co. Ltd.	167,768	1,340
*,1	Naturecell Co. Ltd.	168,797	1,334
*	Hyosung Heavy Industries Corp.	22,660	1,334
	HAESUNG DS Co. Ltd.	37,801	1,326
*,1	IS Dongseo Co. Ltd.	47,431	1,316
	Youlchon Chemical Co. Ltd.	45,417	1,315
	Korea Petrochemical Ind Co. Ltd.	12,024	1,309
	Lutronic Corp.	66,502	1,293
	ESR Kendall Square REIT Co. Ltd.	454,039	1,278
	Daou Technology Inc.	88,954	1,276
[1]	DongKook Pharmaceutical Co. Ltd.	111,645	1,261
[1]	SL Corp.	53,966	1,257
*	GeneOne Life Science Inc.	277,462	1,250
	Korea Electric Terminal Co. Ltd.	27,199	1,248
[1]	NICE Information Service Co. Ltd.	144,592	1,242
*,1	Genexine Inc.	136,227	1,236
[1]	Intellian Technologies Inc.	23,503	1,209
	LOTTE REIT Co. Ltd.	447,337	1,206
*,1	Wysiwyg Studios Co. Ltd.	90,775	1,200
[1]	PI Advanced Materials Co. Ltd.	48,541	1,190
[1]	RFHIC Corp.	67,588	1,190
[1]	Harim Holdings Co. Ltd.	169,108	1,189
[1]	Taekwang Industrial Co. Ltd.	2,276	1,188
[1]	Doosan Tesna Inc.	43,910	1,177
*	Asiana Airlines Inc.	121,767	1,171
*,1	Studio Dragon Corp.	23,277	1,155
	Shinhan Alpha REIT Co. Ltd.	258,953	1,136
[1]	Tokai Carbon Korea Co. Ltd.	15,137	1,133
	Hyundai Home Shopping Network Corp.	31,376	1,131
*	Jeju Air Co. Ltd.	106,368	1,124
*	CJ CGV Co. Ltd.	97,783	1,122
*,1	Grand Korea Leisure Co. Ltd.	81,598	1,120
		Shares	Market Value• ($000)
	Samyang Holdings Corp.	19,731	1,117
[1]	Sebang Global Battery Co. Ltd.	27,616	1,111
[1]	L&C Bio Co. Ltd.	48,115	1,109
	Green Cross Holdings Corp.	93,682	1,095
*,1	Vaxcell-Bio Therapeutics Co. Ltd.	36,514	1,095
*,1	SFA Semicon Co. Ltd.	272,456	1,085
	KCC Glass Corp.	31,390	1,080
	Eugene Technology Co. Ltd.	49,569	1,076
[1]	Daesang Corp.	73,504	1,070
*,1	Dawonsys Co. Ltd.	116,231	1,064
	GC Cell Corp.	32,805	1,053
[1]	DoubleUGames Co. Ltd.	30,675	1,041
*	Seojin System Co. Ltd.	85,445	1,028
[1]	INTOPS Co. Ltd.	38,831	1,024
	Youngone Holdings Co. Ltd.	20,975	1,016
	SK Discovery Co. Ltd.	42,004	1,014
*,1	NKMax Co. Ltd.	116,441	1,005
*,1	Mezzion Pharma Co. Ltd.	61,131	1,001
*,1	Amicogen Inc.	77,688	988
[1]	Ahnlab Inc.	21,444	981
	Samchully Co. Ltd.	8,433	965
*,1	Humasis Co. Ltd.	437,516	964
	Han Kuk Carbon Co. Ltd.	112,004	962
	Samyang Foods Co. Ltd.	10,930	953
[1]	Sungwoo Hitech Co. Ltd.	148,395	946
*,1	NEPES Corp.	62,567	946
	LX Holdings Corp.	146,966	937
*,1	Lotte Tour Development Co. Ltd.	114,177	936
*,1	MedPacto Inc.	55,851	933
	Handsome Co. Ltd.	49,758	930
	Mcnex Co. Ltd.	38,455	906
[1]	Partron Co. Ltd.	147,808	881
[1]	Zinus Inc.	41,120	881
	JW Pharmaceutical Corp.	51,620	879
*	Hanwha General Insurance Co. Ltd.	257,794	877
[1]	Hankook & Co. Co. Ltd.	92,671	875
	Samwha Capacitor Co. Ltd.	28,104	873
	Hanjin Transportation Co. Ltd.	58,263	868
	Orion Holdings Corp.	68,741	852
*	HLB Therapeutics Co. Ltd.	229,862	833
*	Shinsung E&G Co. Ltd.	556,229	832
*,1	Helixmith Co. Ltd.	128,167	826
[1]	GOLFZON Co. Ltd.	9,827	822
[1]	Daewoong Co. Ltd.	72,559	812
	Bukwang Pharmaceutical Co. Ltd.	134,499	807
[1]	TES Co. Ltd.	49,761	803
[1]	NHN KCP Corp.	95,298	803

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Hanwha Investment & Securities Co. Ltd.	383,737	795
	i-SENS Inc.	61,954	793
	SNT Motiv Co. Ltd.	22,094	790
	Young Poong Corp.	1,847	789
*	DIO Corp.	35,057	782
	SK Gas Ltd.	8,613	778
	Lotte Rental Co. Ltd.	39,938	778
	Songwon Industrial Co. Ltd.	59,532	767
*	Il Dong Pharmaceutical Co. Ltd.	50,893	765
	TK Corp.	55,768	743
*,1	Hancom Inc.	69,354	738
*,1	Ananti Inc.	154,821	730
*	Hyosung Chemical Corp.	9,076	726
	LF Corp.	55,138	722
*	AbClon Inc.	50,930	719
[1]	Hansae Co. Ltd.	56,311	716
[1]	KH Vatec Co. Ltd.	50,386	713
*,1	Hyundai Green Food	78,353	712
	iMarketKorea Inc.	95,700	708
*	Korea Line Corp.	455,846	705
	Nexen Tire Corp.	113,929	703
*	Yungjin Pharmaceutical Co. Ltd.	316,309	699
[1]	Hanssem Co. Ltd.	20,687	692
*	iNtRON Biotechnology Inc.	118,350	689
[1]	NICE Holdings Co. Ltd.	72,461	688
	SK Securities Co. Ltd.	1,337,369	681
	TY Holdings Co. Ltd.	84,110	681
	Vieworks Co. Ltd.	26,371	676
*,1	Danal Co. Ltd.	218,352	676
[1]	Lotte Confectionery Co. Ltd.	8,523	675
	HDC Holdings Co. Ltd.	136,690	671
*	Com2uS Holdings Corp.	20,496	669
[1]	InBody Co. Ltd.	31,689	659
*,1	Komipharm International Co. Ltd.	116,807	654
*,1	Binex Co. Ltd.	91,844	642
	Webzen Inc.	55,962	639
	Dong-A ST Co. Ltd.	15,527	636
	Korea Asset In Trust Co. Ltd.	288,833	633
	Namyang Dairy Products Co. Ltd.	1,683	623
	Binggrae Co. Ltd.	18,626	620
[1]	Shinsegae International Inc.	42,245	620
*	HLB Global Co. Ltd.	142,176	618
*	CMG Pharmaceutical Co. Ltd.	383,090	617
	Unid Co. Ltd.	12,652	616
[1]	Nature Holdings Co. Ltd.	28,943	613
	Seah Besteel Holdings Corp.	35,155	611
*,1	BNC Korea Co. Ltd.	206,008	596
	Dong-A Socio Holdings Co. Ltd.	9,560	592
*	Modetour Network Inc.	47,716	588
		Shares	Market Value• ($000)
	Solid Inc.	146,704	579
	Ilyang Pharmaceutical Co. Ltd.	44,081	568
*	Medipost Co. Ltd.	51,638	562
[1]	Hanil Cement Co. Ltd.	59,370	556
*	UniTest Inc.	60,678	554
[1]	Boryung	84,761	551
	Korea Real Estate Investment & Trust Co. Ltd.	546,836	550
*	Giantstep Inc.	39,469	543
[1]	KUMHOE&C Co. Ltd.	113,346	542
	Sung Kwang Bend Co. Ltd.	58,703	539
*	OliX Pharmaceuticals Inc.	33,958	539
*	Daea TI Co. Ltd.	234,869	533
	LX Hausys Ltd.	17,333	533
	Tongyang Inc.	667,833	529
[1]	OptoElectronics Solutions Co. Ltd.	42,683	524
	Advanced Process Systems Corp.	34,129	521
	Yuanta Securities Korea Co. Ltd.	263,543	519
*,1	Insun ENT Co. Ltd.	81,980	504
	Samyang Corp.	15,975	496
	HL Holdings Corp.	19,666	488
*	Cafe24 Corp.	72,626	482
[1]	Hankook Shell Oil Co. Ltd.	2,786	480
	Hansol Holdings Co. Ltd.	206,585	479
[1]	Sangsangin Co. Ltd.	129,559	478
	KISWIRE Ltd.	33,668	478
[1]	Huons Co. Ltd.	19,429	478
*	CrystalGenomics Inc.	207,711	469
[1]	Hyundai GF Holdings	147,598	462
	KC Co. Ltd.	31,238	461
	ICD Co. Ltd.	49,746	454
[1]	Korea United Pharm Inc.	28,052	452
[1]	ITM Semiconductor Co. Ltd.	22,410	451
[1]	ENF Technology Co. Ltd.	29,094	451
	Hansol Technics Co. Ltd.	102,248	449
*	Ace Technologies Corp.	135,359	449
*	Sambu Engineering & Construction Co. Ltd.	565,614	448
*	HJ Shipbuilding & Construction Co. Ltd.	164,546	447
	Gradiant Corp.	41,274	440
	Aekyung Industrial Co. Ltd.	27,149	438
	KC Tech Co. Ltd.	30,441	429
*,1	Samsung Pharmaceutical Co. Ltd.	202,583	423
[1]	Seobu T&D	75,937	421
	Namhae Chemical Corp.	64,980	420
	Hansol Paper Co. Ltd.	49,400	420
	Humedix Co. Ltd.	19,600	416
*,3	Cellivery Therapeutics Inc.	78,877	394
		Shares	Market Value• ($000)
	Sam Young Electronics Co. Ltd.	55,413	391
	Daol Investment & Securities Co. Ltd.	154,806	388
	Toptec Co. Ltd.	58,529	386
	Eusu Holdings Co. Ltd.	75,588	383
	E1 Corp.	10,695	381
*	Eubiologics Co. Ltd.	70,470	381
	Dongwon F&B Co. Ltd.	16,470	377
	SPC Samlip Co. Ltd.	6,908	375
*	Namsun Aluminum Co. Ltd.	214,367	372
	Kwang Dong Pharmaceutical Co. Ltd.	83,083	359
[1]	Woongjin Thinkbig Co. Ltd.	152,463	354
	Daesung Holdings Co. Ltd.	13,836	352
	Kolon Corp.	23,081	351
	KT Skylife Co. Ltd.	67,335	349
	Cuckoo Homesys Co. Ltd.	17,976	343
[1]	Soulbrain Holdings Co. Ltd.	16,872	337
	HS Industries Co. Ltd.	121,990	336
	Hyundai Corp.	25,414	331
*	Homecast Co. Ltd.	106,580	331
	KISCO Corp.	64,243	329
	Jeil Pharmaceutical Co. Ltd.	23,196	321
*	Peptron Inc.	59,471	320
	Chongkundang Holdings Corp.	8,288	314
[1]	Maeil Dairies Co. Ltd.	8,362	297
	Eugene Investment & Securities Co. Ltd.	155,434	294
*	Dongsung Pharmaceutical Co. Ltd.	66,487	294
	CJ Freshway Corp.	13,655	291
	Huons Global Co. Ltd.	18,780	285
*	Enzychem Lifesciences Corp.	210,541	284
*	Able C&C Co. Ltd.	44,668	281
*,1	Wonik Holdings Co. Ltd.	104,194	278
	Dae Han Flour Mills Co. Ltd.	2,609	278
*	Tongyang Life Insurance Co. Ltd.	92,674	274
	LG HelloVision Co. Ltd.	89,011	274
	Hyundai Bioland Co. Ltd.	29,899	273
	BGF Co. Ltd.	88,189	272
	Daeduck Co. Ltd.	56,872	271
	Sindoh Co. Ltd.	10,491	270
*,1	Eutilex Co. Ltd.	70,438	264
	Hanil Holdings Co. Ltd.	30,794	259
	Cuckoo Holdings Co. Ltd.	20,198	233
	LOTTE Himart Co. Ltd.	26,231	222
*	Interflex Co. Ltd.	28,626	208

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	DB Financial Investment Co. Ltd.	68,332	207
	Kolmar Korea Holdings Co. Ltd.	18,175	202
*,1	Telcon RF Pharmaceutical Inc.	240,257	191
*	Inscobee Inc.	176,261	185
	Lock&Lock Co. Ltd.	42,729	183
*,1,3	Kuk-il Paper Manufacturing Co. Ltd.	305,865	183
	Taeyoung Engineering & Construction Co. Ltd.	53,202	152
*	Unid Btplus Co. Ltd.	18,219	130
*	Mirae Asset Life Insurance Co. Ltd.	42,058	88
*	Hyundai Livart Furniture Co. Ltd.	669	4
			443,382
Spain (1.3%)
	Banco de Sabadell SA	21,226,597	22,122
	Viscofan SA	148,829	10,202
	Acerinox SA	741,328	8,010
	Vidrala SA	70,892	7,442
	Cia de Distribucion Integral Logista Holdings SA	239,621	6,507
	Fluidra SA	372,743	6,385
	Indra Sistemas SA	455,410	6,030
	CIE Automotive SA	187,806	5,663
	Ebro Foods SA	282,625	5,246
	Sacyr SA	1,535,209	5,080
[2]	Unicaja Banco SA	4,628,349	4,697
	Applus Services SA	503,992	4,229
	Faes Farma SA	1,180,518	4,161
*	Solaria Energia y Medio Ambiente SA	236,869	3,737
	Laboratorios Farmaceuticos Rovi SA	82,799	3,663
	Almirall SA	288,654	2,955
*	Melia Hotels International SA	421,324	2,720
[2]	Gestamp Automocion SA	574,942	2,489
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	2,665,675	2,460
	Pharma Mar SA	56,130	2,330
	Construcciones y Auxiliar de Ferrocarriles SA	68,667	2,131
	Ence Energia y Celulosa SA	482,881	1,892
	Prosegur Cia de Seguridad SA	883,471	1,695
[2]	Global Dominion Access SA	404,732	1,693
[2]	Neinor Homes SA	154,864	1,569
	Fomento de Construcciones y Contratas SA	139,835	1,416
	Lar Espana Real Estate Socimi SA	231,016	1,305
*,1	Tecnicas Reunidas SA	128,578	1,193
		Shares	Market Value• ($000)
	Atresmedia Corp. de Medios de Comunicacion SA	293,153	1,172
*	Distribuidora Internacional de Alimentacion SA	56,097,194	978
[2]	Prosegur Cash SA	1,197,502	829
*	Mediaset Espana Comunicacion SA	187,825	624
*,1	NH Hotel Group SA	69,008	270
*	Faes Farma SA Rights Exp. 5/2/23	1,169,398	159
*,1	Tecnicas Reunidas SA Rights Exp. 5/2/23	128,578	146
*,1,3	Let's Gowex SA	31,105	—
			133,200
Sweden (4.0%)
	AddTech AB Class B	723,712	14,505
	AAK AB	664,311	13,388
[2]	Thule Group AB	407,225	11,778
	Fortnox AB	1,696,850	11,696
	Elekta AB Class B	1,369,850	11,518
	Hexpol AB	946,184	11,152
	Nordnet AB publ	650,535	10,227
	Avanza Bank Holding AB	471,941	10,042
[2]	Bravida Holding AB	773,579	9,418
	Lagercrantz Group AB	728,998	9,382
	Loomis AB Class B	275,929	8,832
[2]	Dometic Group AB	1,212,825	8,693
	Wihlborgs Fastigheter AB	1,001,392	8,094
*	Sectra AB	505,298	7,979
	Billerud AB	809,715	7,777
	Fabege AB	950,651	7,624
*	Viaplay Group AB Class B	289,037	7,386
	AFRY AB	380,967	7,162
	Hexatronic Group AB	762,098	6,446
*,1,2	Sinch AB	2,348,612	6,234
	Hufvudstaden AB Class A	402,147	5,735
	Mycronic AB	261,212	5,551
	AddNode Group AB Class B	435,431	5,538
	Bure Equity AB	213,416	5,457
	Electrolux Professional AB Class B	888,273	5,178
	Vitrolife AB	229,743	5,173
	HMS Networks AB Class B	108,151	5,031
	Vitec Software Group AB Class B Class B	95,372	5,024
	Wallenstam AB Class B	1,251,939	4,968
*	Betsson AB Class B	457,648	4,944
	Storskogen Group AB Class B	5,278,207	4,811
	Instalco AB	910,384	4,785
	Nyfosa AB	684,948	4,694
	Mips AB	86,198	4,661
	Catena AB	116,104	4,454
	AddLife AB Class A	371,058	4,397
	Hemnet Group AB	266,041	4,362
[1]	Samhallsbyggnadsbolaget i Norden AB Class D	2,766,261	4,191
	Peab AB Class B	791,017	4,185
		Shares	Market Value• ($000)
	Lindab International AB	260,775	4,176
	Granges AB	416,680	4,144
	Pandox AB Class B	339,690	4,048
	Bufab AB	121,462	4,029
[1]	JM AB	247,902	3,980
[2]	Munters Group AB	404,464	3,970
	Medicover AB Class B	240,806	3,970
	Arjo AB Class B	879,176	3,900
*	Modern Times Group MTG AB Shares B Class B	478,627	3,848
	Nolato AB Class B	678,666	3,765
*	Stillfront Group AB	1,727,884	3,681
	Beijer Alma AB	159,064	3,617
	Biotage AB	265,029	3,297
*	Alleima AB	631,009	3,239
	Bilia AB Class A	283,807	3,203
	NCC AB Class B	319,796	3,180
*,2	BioArctic AB Class B	119,855	3,096
	Atrium Ljungberg AB Class B	166,254	3,092
*	OX2 AB	383,481	2,964
	Concentric AB	140,243	2,949
*,1,2	Boozt AB	247,076	2,864
	Ratos AB Class B	799,891	2,765
	Troax Group AB	121,488	2,753
[1]	Intrum AB	291,933	2,643
*	Sdiptech AB Class B	109,708	2,535
[1]	Samhallsbyggnadsbolaget i Norden AB	2,060,949	2,424
	INVISIO AB	115,909	2,381
	Dios Fastigheter AB	329,376	2,351
	Systemair AB	265,622	2,309
*,1	Truecaller AB Class B	742,554	2,220
	Corem Property Group AB Class B	2,761,324	2,191
	SkiStar AB	159,723	2,056
	Cibus Nordic Real Estate AB	184,230	1,971
	NP3 Fastigheter AB	98,193	1,890
*,2	Scandic Hotels Group AB	510,229	1,825
	MEKO AB	148,016	1,815
	Fagerhult AB	269,618	1,723
*	Camurus AB	75,213	1,712
	Platzer Fastigheter Holding AB Class B	197,599	1,665
	Cloetta AB Class B	780,193	1,652
*,2	Attendo AB	445,597	1,579
	Investment AB Oresund	109,365	1,311
	Clas Ohlson AB Class B	151,490	1,144
*	Cint Group AB	687,837	1,082
[2]	Resurs Holding AB	560,084	1,066
*,1	BICO Group AB Class B	151,065	906
*	Collector Bank AB	278,993	888
	Volati AB	76,267	763
	Corem Property Group AB Preference Shares	33,612	695
	Nobia AB	244,769	357
	NCC AB Class A	4,913	54
*,3	Ow Bunker A/S	24,023	—
			408,210

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
Switzerland (3.2%)
[2]	Galenica AG	183,585	16,453
*	Dufry AG (Registered)	267,742	12,378
	Siegfried Holding AG (Registered)	15,520	11,961
	Bucher Industries AG (Registered)	24,688	11,118
	Allreal Holding AG (Registered)	56,073	9,951
	Cembra Money Bank AG Class B	111,140	8,925
*	Meyer Burger Technology AG	13,667,849	8,803
	SFS Group AG	67,141	8,773
[1]	Stadler Rail AG	201,160	8,360
*	Accelleron Industries AG	333,784	8,233
	Inficon Holding AG (Registered)	7,444	8,105
	Landis & Gyr Group AG	94,872	7,860
	Interroll Holding AG (Registered)	2,114	7,716
	Swissquote Group Holding SA (Registered)	34,361	7,356
	Burckhardt Compression Holding AG	11,876	7,333
	Mobimo Holding AG (Registered)	27,088	7,265
	Vontobel Holding AG (Registered)	107,632	7,209
	Daetwyler Holding AG	28,353	7,174
	Comet Holding AG (Registered)	28,655	6,926
	Valiant Holding AG (Registered)	58,527	6,803
*	ams-OSRAM AG	931,188	6,431
*	Aryzta AG	3,611,391	6,417
	Softwareone Holding AG	417,791	6,302
	St Galler Kantonalbank AG (Registered)	9,993	5,629
	Huber & Suhner AG (Registered)	67,935	5,596
	Sulzer AG (Registered)	65,348	5,476
	Kardex Holding AG (Registered)	23,063	5,271
	Forbo Holding AG (Registered)	3,515	5,174
	dormakaba Holding AG	11,533	5,167
	Komax Holding AG (Registered)	18,161	4,814
	VZ Holding AG	48,975	4,568
*,1	Idorsia Ltd.	467,982	4,523
*	Dottikon Es Holding AG (Registered)	17,242	4,503
*,2	Sensirion Holding AG	40,900	4,438
	OC Oerlikon Corp. AG (Registered)	721,428	4,040
	LEM Holding SA (Registered)	1,812	3,995
	SKAN Group AG	40,154	3,881
	Bystronic AG	5,154	3,720
	Zehnder Group AG	38,592	3,152
	u-blox Holding AG	25,793	3,109
	Intershop Holding AG	4,376	3,073
[2]	Medacta Group SA	22,851	3,071
		Shares	Market Value• ($000)
	Ypsomed Holding AG (Registered)	12,745	2,963
	EFG International AG	297,962	2,867
[1]	Schweiter Technologies AG	3,559	2,840
	PIERER Mobility AG	32,084	2,737
	Bossard Holding AG (Registered) Class A	10,199	2,501
	Vetropack Holding AG (Registered) Class A	47,269	2,457
	Implenia AG (Registered)	54,234	2,447
*	Basilea Pharmaceutica AG (Registered)	50,269	2,436
	Bell Food Group AG (Registered)	7,287	2,314
	COSMO Pharmaceuticals NV	36,607	2,208
[1]	Leonteq AG	40,294	2,186
	ALSO Holding AG (Registered)	9,962	2,136
[2]	Medmix AG	84,452	2,004
	Arbonia AG	161,137	1,973
	Autoneum Holding AG	10,444	1,587
*,1	Zur Rose Group AG	33,738	1,476
*,2	Medartis Holding AG	16,684	1,398
*,2	Montana Aerospace AG	75,878	1,375
	TX Group AG	10,916	1,271
	Hiag Immobilien Holding AG	13,143	1,222
[2]	PolyPeptide Group AG	45,584	1,144
	Rieter Holding AG (Registered)	9,566	1,042
	VP Bank AG Class A	7,857	874
	APG SGA SA	2,801	618
			327,128
Taiwan (7.7%)
[1]	Global Unichip Corp.	329,649	10,755
[1]	Alchip Technologies Ltd.	263,000	10,214
	Chroma ATE Inc.	1,504,040	9,337
*	Tatung Co. Ltd.	8,481,584	9,009
	WPG Holdings Ltd.	5,484,137	8,938
	Sinbon Electronics Co. Ltd.	796,066	8,826
	TA Chen Stainless Pipe	5,964,072	8,650
	Lien Hwa Industrial Holdings Corp.	4,084,681	8,126
	Gigabyte Technology Co. Ltd.	1,867,271	7,996
	Lotes Co. Ltd.	276,706	7,934
	Phison Electronics Corp.	606,962	7,704
	Macronix International Co. Ltd.	6,670,386	7,014
	Tripod Technology Corp.	1,857,327	6,962
	Simplo Technology Co. Ltd.	664,631	6,672
	International Games System Co. Ltd.	378,426	6,609
	Highwealth Construction Corp.	4,780,289	6,547
		Shares	Market Value• ($000)
	King Yuan Electronics Co. Ltd.	4,198,963	6,444
	Radiant Opto-Electronics Corp.	1,685,147	6,209
	Elite Material Co. Ltd.	1,125,519	6,020
	Compeq Manufacturing Co. Ltd.	4,198,471	5,914
	Taichung Commercial Bank Co. Ltd.	12,706,941	5,835
	Qisda Corp. ADR	5,160,000	5,822
	Ruentex Industries Ltd.	3,071,349	5,789
	Makalot Industrial Co. Ltd.	794,795	5,772
	Poya International Co. Ltd.	296,547	5,550
	Chung-Hsin Electric & Machinery Manufacturing Corp.	1,669,625	5,535
	Asia Vital Components Co. Ltd.	1,059,239	5,450
	Merida Industry Co. Ltd.	971,055	5,438
	Jentech Precision Industrial Co. Ltd.	358,156	5,326
	Yulon Finance Corp.	879,349	5,295
	YFY Inc.	5,070,000	5,092
[1]	Bizlink Holding Inc.	577,651	4,961
	Chipbond Technology Corp.	2,300,852	4,941
	IBF Financial Holdings Co. Ltd.	11,937,398	4,797
[1]	AP Memory Technology Corp.	512,154	4,690
	China Petrochemical Development Corp.	14,088,620	4,640
	Union Bank Of Taiwan	8,828,336	4,631
	Great Wall Enterprise Co. Ltd.	2,625,686	4,391
	Tung Ho Steel Enterprise Corp.	2,334,350	4,390
[1]	Faraday Technology Corp.	804,000	4,325
	Sanyang Motor Co. Ltd.	2,342,037	4,182
	King's Town Bank Co. Ltd.	3,596,193	4,128
	United Integrated Services Co. Ltd.	583,200	4,121
	Wisdom Marine Lines Co. Ltd.	1,915,241	4,009
[1]	Gold Circuit Electronics Ltd.	1,218,652	3,926
	Goldsun Building Materials Co. Ltd.	4,173,402	3,809
	CTCI Corp.	2,718,667	3,764
	Topco Scientific Co. Ltd.	617,793	3,758
[1]	Kinsus Interconnect Technology Corp.	1,031,282	3,733
	Coretronic Corp.	1,477,000	3,608
	Taiwan Surface Mounting Technology Corp.	1,110,530	3,574
	Cheng Loong Corp.	3,503,920	3,573
	Microbio Co. Ltd.	1,733,310	3,539
	Bora Pharmaceuticals Co. Ltd.	149,000	3,539

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*,1	Polaris Group	1,128,000	3,496
	FLEXium Interconnect Inc.	1,129,140	3,481
	HannStar Display Corp.	8,700,810	3,469
	Wistron NeWeb Corp.	1,142,495	3,446
	King Slide Works Co. Ltd.	254,675	3,430
	Taiwan Hon Chuan Enterprise Co. Ltd.	1,036,401	3,375
	Fusheng Precision Co. Ltd.	473,000	3,331
	Ardentec Corp.	1,877,851	3,313
	Elan Microelectronics Corp.	1,074,545	3,310
*	United Renewable Energy Co. Ltd.	4,875,129	3,301
	WT Microelectronics Co. Ltd.	1,516,377	3,284
	Feng Hsin Steel Co. Ltd.	1,471,000	3,258
	Pan Jit International Inc.	1,522,000	3,258
*	Nan Kang Rubber Tire Co. Ltd.	2,576,107	3,230
	Shinkong Synthetic Fibers Corp.	5,611,416	3,220
[1]	Via Technologies Inc.	1,313,000	3,182
	Tong Hsing Electronic Industries Ltd.	561,514	3,115
	Mitac Holdings Corp.	3,355,617	3,106
	Raydium Semiconductor Corp.	244,000	3,040
	Fitipower Integrated Technology Inc.	574,226	2,972
	TXC Corp.	1,068,877	2,971
	Episil Technologies Inc.	1,166,101	2,971
	USI Corp.	3,568,784	2,969
	Tong Yang Industry Co. Ltd.	1,880,919	2,924
	Lotus Pharmaceutical Co. Ltd.	339,000	2,873
	Charoen Pokphand Enterprise	967,400	2,836
	TCI Co. Ltd.	419,067	2,832
	Far Eastern Department Stores Ltd.	3,879,043	2,829
	Wafer Works Corp.	1,996,363	2,820
	Sitronix Technology Corp.	377,282	2,809
	Sigurd Microelectronics Corp.	1,638,822	2,787
*	EirGenix Inc.	795,855	2,777
	Taiwan Semiconductor Co. Ltd.	915,000	2,747
	Getac Holdings Corp.	1,421,000	2,726
*	Wowprime Corp.	260,761	2,697
*	TaiMed Biologics Inc.	698,000	2,690
	Sercomm Corp.	1,003,000	2,689
	Grape King Bio Ltd.	448,000	2,671
	Hotai Finance Co. Ltd.	617,000	2,664
	Gloria Material Technology Corp.	1,364,023	2,620
	ChipMOS Technologies Inc.	2,139,494	2,585
		Shares	Market Value• ($000)
	Nuvoton Technology Corp.	593,000	2,584
	Huaku Development Co. Ltd.	833,499	2,569
	Chung Hung Steel Corp.	3,204,000	2,563
	Center Laboratories Inc.	1,522,662	2,522
	TSRC Corp.	2,785,046	2,521
	Elite Semiconductor Microelectronics Technology Inc.	949,000	2,517
	Yieh Phui Enterprise Co. Ltd.	5,053,755	2,507
	O-Bank Co. Ltd.	7,487,000	2,502
	Primax Electronics Ltd.	1,262,000	2,470
	VisEra Technologies Co. Ltd.	350,000	2,466
	Universal Vision Biotechnology Co. Ltd.	183,750	2,406
	Gudeng Precision Industrial Co. Ltd.	208,511	2,377
	Arcadyan Technology Corp.	706,737	2,320
	Supreme Electronics Co. Ltd.	1,633,250	2,312
*	Phihong Technology Co. Ltd.	947,618	2,278
	Tainan Spinning Co. Ltd.	4,104,674	2,263
	ADATA Technology Co. Ltd.	916,915	2,250
	Standard Foods Taiwan Ltd.	1,709,708	2,249
	SDI Corp.	567,000	2,236
	Grand Pacific Petrochemical	3,346,928	2,211
	Foxsemicon Integrated Technology Inc.	360,400	2,201
	Kenda Rubber Industrial Co. Ltd.	2,159,000	2,195
	Innodisk Corp.	223,556	2,179
	Sporton International Inc.	250,159	2,158
	International CSRC Investment Holdings Co.	3,301,997	2,153
	Solar Applied Materials Technology Corp.	1,802,691	2,139
	Kinpo Electronics	4,969,196	2,134
	China Steel Chemical Corp.	568,853	2,133
	Farglory Land Development Co. Ltd.	1,065,854	2,131
	Taiwan Cogeneration Corp.	1,340,903	2,120
	Formosa International Hotels Corp.	235,841	2,119
	Century Iron & Steel Industrial Co. Ltd.	582,000	2,098
	Andes Technology Corp.	141,000	2,095
	TTY Biopharm Co. Ltd.	828,987	2,075
	Hota Industrial Manufacturing Co. Ltd.	900,317	2,073
	Pegavision Corp.	146,000	2,071
	XinTec Inc.	640,000	2,050
		Shares	Market Value• ($000)
	Cheng Uei Precision Industry Co. Ltd.	1,493,000	2,041
	Everlight Electronics Co. Ltd.	1,564,725	2,039
	Visual Photonics Epitaxy Co. Ltd.	646,455	2,039
	Merry Electronics Co. Ltd.	713,307	2,004
	AURAS Technology Co. Ltd.	245,000	1,989
*	Medigen Vaccine Biologics Corp.	914,544	1,962
	General Interface Solution Holding Ltd.	752,000	1,951
	Chicony Power Technology Co. Ltd.	699,000	1,948
	Ta Ya Electric Wire & Cable	2,154,971	1,929
*,1	TSEC Corp.	1,602,471	1,927
	Kaori Heat Treatment Co. Ltd.	296,210	1,922
	Greatek Electronics Inc.	1,092,000	1,919
	Wah Lee Industrial Corp.	673,500	1,915
	ITEQ Corp.	837,870	1,913
	Cub Elecparts Inc.	332,969	1,908
	President Securities Corp.	3,513,526	1,907
	Cleanaway Co. Ltd.	311,000	1,904
	Taiwan Union Technology Corp.	878,000	1,902
[1]	AcBel Polytech Inc.	1,374,000	1,899
	Longchen Paper & Packaging Co. Ltd.	3,332,707	1,870
	Ennoconn Corp.	228,432	1,869
	Oriental Union Chemical Corp.	2,740,000	1,868
	Nantex Industry Co. Ltd.	1,447,000	1,862
*,1	UPI Semiconductor Corp.	180,000	1,860
[1]	FocalTech Systems Co. Ltd.	716,258	1,856
	BES Engineering Corp.	5,427,468	1,848
*	Taiwan TEA Corp.	2,469,293	1,843
	Ton Yi Industrial Corp.	2,706,000	1,833
	Taiwan Mask Corp.	693,540	1,816
*	Adimmune Corp.	1,390,343	1,804
	Pan-International Industrial Corp.	1,452,595	1,784
	Topkey Corp.	272,000	1,784
	Continental Holdings Corp.	1,732,000	1,761
	Holy Stone Enterprise Co. Ltd.	524,769	1,745
	Brighton-Best International Taiwan Inc.	1,509,000	1,744
	Chong Hong Construction Co. Ltd.	664,493	1,729
	TPK Holding Co. Ltd.	1,413,000	1,723
	RichWave Technology Corp.	307,569	1,716
	Depo Auto Parts Ind Co. Ltd.	537,313	1,711
	Prince Housing & Development Corp.	4,334,183	1,694
	Allied Supreme Corp.	184,000	1,692

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Chang Wah Technology Co. Ltd.	1,225,000	1,691
	Asia Optical Co. Inc.	806,000	1,687
[1]	Evergreen International Storage & Transport Corp.	1,878,502	1,660
	Shiny Chemical Industrial Co. Ltd.	393,250	1,656
	Chang Wah Electromaterials Inc.	1,512,000	1,642
	Unizyx Holding Corp.	1,207,250	1,626
	Acter Group Corp. Ltd.	367,962	1,625
	Taiwan Paiho Ltd.	893,183	1,625
	Fulgent Sun International Holding Co. Ltd.	401,270	1,611
	OptoTech Corp.	1,399,406	1,604
	Advanced Wireless Semiconductor Co.	588,192	1,592
	Global Mixed Mode Technology Inc.	267,199	1,581
	Shin Zu Shing Co. Ltd.	550,224	1,568
	UPC Technology Corp.	3,211,065	1,566
	Sinon Corp.	1,293,000	1,562
	Co-Tech Development Corp.	872,000	1,561
	Kinik Co.	430,000	1,554
	Taiwan Sakura Corp.	740,000	1,551
	Darfon Electronics Corp.	1,082,000	1,548
	Systex Corp.	580,000	1,542
	Gourmet Master Co. Ltd.	301,789	1,531
	Hsin Kuang Steel Co. Ltd.	954,569	1,522
	Shinkong Insurance Co. Ltd.	904,000	1,514
	Great Tree Pharmacy Co. Ltd.	113,000	1,491
	Test Research Inc.	705,371	1,479
	Chin-Poon Industrial Co. Ltd.	1,405,072	1,474
*	CSBC Corp. Taiwan	1,721,956	1,458
	TaiDoc Technology Corp.	243,000	1,457
	Nichidenbo Corp.	769,000	1,434
	Asia Polymer Corp.	1,586,151	1,425
	Synmosa Biopharma Corp.	910,778	1,420
	Pixart Imaging Inc.	418,920	1,413
	Motech Industries Inc.	1,123,928	1,384
*	Asia Pacific Telecom Co. Ltd.	6,322,891	1,381
	Chlitina Holding Ltd.	192,750	1,376
	Thinking Electronic Industrial Co. Ltd.	285,000	1,369
	Hannstar Board Corp.	1,097,438	1,360
	Hu Lane Associate Inc.	302,500	1,355
	Silicon Integrated Systems Corp.	2,365,508	1,353
	YC INOX Co. Ltd.	1,410,750	1,344
	Advanced International Multitech Co. Ltd.	454,000	1,339
*	Unitech Printed Circuit Board Corp.	2,251,714	1,321
		Shares	Market Value• ($000)
	Chief Telecom Inc.	108,000	1,319
*	Mercuries Life Insurance Co. Ltd.	7,658,094	1,313
	Kindom Development Co. Ltd.	1,354,900	1,311
	Cathay Real Estate Development Co. Ltd.	2,372,000	1,306
	Sunonwealth Electric Machine Industry Co. Ltd.	761,000	1,305
	Etron Technology Inc.	923,396	1,303
	St. Shine Optical Co. Ltd.	159,419	1,295
	YungShin Global Holding Corp.	860,697	1,294
	Advanced Ceramic X Corp.	190,000	1,287
	Holtek Semiconductor Inc.	570,279	1,279
*	Career Technology MFG. Co. Ltd.	1,684,584	1,276
*	China Man-Made Fiber Corp.	4,592,384	1,253
	ITE Technology Inc.	432,418	1,249
	Kung Long Batteries Industrial Co. Ltd.	266,000	1,247
	China General Plastics Corp.	1,520,717	1,242
	91APP Inc.	261,555	1,242
	Marketech International Corp.	292,000	1,236
	Sunny Friend Environmental Technology Co. Ltd.	239,000	1,235
[1]	Anpec Electronics Corp.	222,000	1,232
[1]	China Metal Products	1,076,515	1,207
	Actron Technology Corp.	206,000	1,204
	Tung Thih Electronic Co. Ltd.	260,000	1,199
	Dynapack International Technology Corp.	477,299	1,184
	Apex International Co. Ltd.	656,000	1,181
	Orient Semiconductor Electronics Ltd.	1,830,197	1,169
[1]	Panion & BF Biotech Inc.	218,354	1,155
	Chia Hsin Cement Corp.	1,759,000	1,150
	Gemtek Technology Corp.	1,137,115	1,150
	Chunghwa Precision Test Tech Co. Ltd.	73,000	1,150
*	Ambassador Hotel	924,000	1,149
	Sunplus Technology Co. Ltd.	1,474,000	1,142
	CHC Healthcare Group	510,727	1,140
	Sampo Corp.	1,329,048	1,139
	IEI Integration Corp.	439,716	1,135
	Infortrend Technology Inc.	1,266,885	1,125
*	First Steamship Co. Ltd.	3,746,850	1,124
	Gamania Digital Entertainment Co. Ltd.	464,000	1,116
		Shares	Market Value• ($000)
	Xxentria Technology Materials Corp.	512,776	1,114
	D-Link Corp.	1,919,774	1,106
	Taiwan PCB Techvest Co. Ltd.	821,102	1,096
	Alpha Networks Inc.	944,599	1,092
	Wei Chuan Foods Corp.	1,659,835	1,084
	Soft-World International Corp.	351,520	1,078
	Lealea Enterprise Co. Ltd.	3,044,849	1,068
	Adlink Technology Inc.	546,127	1,066
	ScinoPharm Taiwan Ltd.	1,148,891	1,064
	Chung Hwa Pulp Corp.	1,328,135	1,062
	China Bills Finance Corp.	2,143,000	1,054
*	RDC Semiconductor Co. Ltd.	195,000	1,053
*	Foresee Pharmaceuticals Co. Ltd.	349,000	1,050
	Sinyi Realty Inc.	1,104,465	1,045
	Quanta Storage Inc.	591,000	1,038
	L&K Engineering Co. Ltd.	699,000	1,034
	Flytech Technology Co. Ltd.	447,845	1,033
	Hung Sheng Construction Ltd.	1,385,620	1,029
	Altek Corp.	942,250	1,027
	Dimerco Express Corp.	358,792	1,013
	Genesys Logic Inc.	286,000	1,009
	Sensortek Technology Corp.	92,000	1,004
	Ho Tung Chemical Corp.	3,303,362	1,002
*	Federal Corp.	1,494,505	998
	Everlight Chemical Industrial Corp.	1,390,649	993
	Namchow Holdings Co. Ltd.	631,000	986
	PharmaEngine Inc.	304,102	971
	ASROCK Inc.	219,000	971
	LandMark Optoelectronics Corp.	293,600	968
	Mercuries & Associates Holding Ltd.	1,954,968	965
	KMC Kuei Meng International Inc.	204,000	964
	Lung Yen Life Service Corp.	783,000	956
	Huang Hsiang Construction Corp.	631,051	955
	FSP Technology Inc.	573,428	932
*	OBI Pharma Inc.	335,000	928
	T3EX Global Holdings Corp.	366,000	920
	Global Brands Manufacture Ltd.	819,361	904
	CMC Magnetics Corp.	3,438,758	903
	Amazing Microelectronic Corp.	260,085	902
	AmTRAN Technology Co. Ltd.	2,393,126	894

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	CyberTAN Technology Inc.	1,181,571	881
	Firich Enterprises Co. Ltd.	942,539	881
	Posiflex Technology Inc.	253,822	879
	Swancor Holding Co. Ltd.	263,000	867
	Weltrend Semiconductor	553,753	866
	Formosan Rubber Group Inc.	1,198,089	855
	Dynamic Holding Co. Ltd.	1,071,004	854
	Taiwan Styrene Monomer	1,542,579	845
	Sonix Technology Co. Ltd.	520,000	843
	Chun Yuan Steel Industry Co. Ltd.	1,581,000	838
	Rich Development Co. Ltd.	2,671,000	834
	Bank of Kaohsiung Co. Ltd.	2,048,426	821
	VIA Labs Inc.	123,000	820
	Zeng Hsing Industrial Co. Ltd.	224,536	815
	Johnson Health Tech Co. Ltd.	370,283	810
	Sincere Navigation Corp.	1,094,970	806
	Taiflex Scientific Co. Ltd.	588,594	805
	Syncmold Enterprise Corp.	411,750	800
*	Kuo Yang Construction Co. Ltd.	1,323,000	787
	Ultra Chip Inc.	229,000	781
	Ichia Technologies Inc.	842,000	779
	Kaimei Electronic Corp.	344,800	778
	Bioteque Corp.	207,000	769
	Radium Life Tech Co. Ltd.	2,544,910	763
	China Chemical & Pharmaceutical Co. Ltd.	852,000	760
*	Savior Lifetec Corp.	1,253,728	751
	Elite Advanced Laser Corp.	617,607	743
*	Shining Building Business Co. Ltd.	2,355,675	741
	Machvision Inc.	120,157	724
*	Gigastorage Corp.	1,158,742	722
	Elitegroup Computer Systems Co. Ltd.	853,647	691
*	Darwin Precisions Corp.	2,025,000	678
	Yeong Guan Energy Technology Group Co. Ltd.	263,776	678
*	Hong Pu Real Estate Development Co. Ltd.	843,195	673
	Iron Force Industrial Co. Ltd.	248,000	664
	Kuo Toong International Co. Ltd.	718,662	654
*	Li Peng Enterprise Co. Ltd.	2,453,915	647
	KEE TAI Properties Co. Ltd.	1,468,740	643
		Shares	Market Value• ($000)
	AGV Products Corp.	1,780,425	639
*	Tanvex BioPharma Inc.	258,216	639
*	Brogent Technologies Inc.	160,293	633
	PChome Online Inc.	333,082	622
	China Electric Manufacturing Corp.	1,067,980	617
*	Ritek Corp.	2,064,048	609
	Speed Tech Corp.	345,000	598
	Tyntek Corp.	990,250	587
	Senao International Co. Ltd.	510,107	580
	Nidec Chaun-Choung Technology Corp.	110,000	578
	Taiyen Biotech Co. Ltd.	528,877	576
	Lingsen Precision Industries Ltd.	1,209,000	563
	Rechi Precision Co. Ltd.	964,668	561
	HannsTouch Solution Inc.	1,703,329	558
	Egis Technology Inc.	198,000	550
	Clevo Co.	552,576	549
*	Taigen Biopharmaceuticals Holdings Ltd.	1,088,723	546
	TA-I Technology Co. Ltd.	346,500	540
	Fittech Co. Ltd.	190,647	540
	Rexon Industrial Corp. Ltd.	534,000	517
	TYC Brother Industrial Co. Ltd.	523,710	505
	WUS Printed Circuit Co. Ltd.	511,555	476
*	Globe Union Industrial Corp.	1,004,527	475
	Ability Enterprise Co. Ltd.	705,099	467
	Tong-Tai Machine & Tool Co. Ltd.	779,429	438
	Jess-Link Products Co. Ltd.	246,100	426
	Dyaco International Inc.	293,000	406
	Basso Industry Corp.	295,000	404
*	Medigen Biotechnology Corp.	355,680	398
	Nan Liu Enterprise Co. Ltd.	150,000	394
	Cyberlink Corp.	116,076	367
	Shin Foong Specialty & Applied Materials Co. Ltd.	181,469	357
*	Gigasolar Materials Corp.	102,922	353
*	Li Cheng Enterprise Co. Ltd.	426,892	339
	Sheng Yu Steel Co. Ltd.	402,000	338
	Toung Loong Textile Manufacturing	355,980	326
*	ALI Corp.	475,281	305
*	Zinwell Corp.	425,099	268
*	Newmax Technology Co. Ltd.	265,000	249
	GeneReach Biotechnology Corp.	129,906	246
		Shares	Market Value• ($000)
	Test Rite International Co. Ltd.	324,547	219
*,3	Roo Hsing Co. Ltd.	2,084,000	198
*,3	Taiwan Land Development Corp.	159,840	—
*,3	Pihsiang Machinery Manufacturing Co. Ltd.	191,000	—
*,3	Unity Opto Technology Co. Ltd.	1,203,000	—
*,3	Xpec Entertainment Inc.	125,457	—
*,3	Pharmally International Holding Co. Ltd.	126,271	—
			794,322
Thailand (1.3%)
	Thonburi Healthcare Group PCL	2,822,600	5,543
	Tisco Financial Group PCL	1,834,250	4,853
	Kiatnakin Bank PCL	2,129,405	3,751
	WHA Corp. PCL	28,438,092	3,675
	Com7 PCL Class F	4,693,700	3,489
	Bangchak Corp. PCL	3,886,900	3,458
	KCE Electronics PCL	3,063,300	3,432
[1]	Thanachart Capital PCL	2,673,795	3,393
*	Central Plaza Hotel PCL	1,960,790	3,151
[1]	Siam Global House PCL	6,253,193	3,140
	Sansiri PCL	55,930,200	3,120
	Ngern Tid Lor PCL	4,784,457	2,981
	Jasmine Broadband Internet Infrastructure Fund Class F	13,722,463	2,815
[1]	JMT Network Services PCL Class F	2,401,123	2,790
[1]	Hana Microelectronics PCL	2,230,746	2,729
[1]	Bangkok Chain Hospital PCL	4,081,948	2,600
[1]	Bangkok Commercial Asset Management PCL (XBKK)	6,594,500	2,558
	Supalai PCL	3,952,350	2,457
	AP Thailand PCL	6,488,256	2,399
[1]	CH Karnchang PCL	3,837,200	2,375
	Amata Corp. PCL	3,407,797	2,331
	Vibhavadi Medical Center PCL	29,679,800	2,262
[1]	Ramkhamhaeng Hospital PCL	1,279,557	1,988
	Chularat Hospital PCL Class F	19,236,260	1,973
	AEON Thana Sinsap Thailand PCL	343,700	1,946
*	STARK Corp. PCL	27,455,900	1,914
	Sri Trang Agro-Industry PCL	3,262,123	1,885
[1]	Star Petroleum Refining PCL	6,458,000	1,844
[1]	Gunkul Engineering PCL	16,551,183	1,839
[1]	VGI PCL	17,957,161	1,773
[1]	CK Power PCL	15,556,731	1,744

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*,1	Beyond Securities PCL	7,981,600	1,734
[1]	Dohome PCL (XBKK)	4,448,056	1,686
	Thailand Future Fund	7,495,000	1,681
	Dhipaya Group Holdings PCL	1,458,100	1,657
[1]	TOA Paint Thailand PCL	1,868,000	1,604
[1]	Mega Lifesciences PCL	1,315,700	1,583
	Quality Houses PCL	22,402,133	1,551
[1]	Sino-Thai Engineering & Construction PCL	4,375,615	1,491
	Forth Corp. PCL	1,730,200	1,412
	Tipco Asphalt PCL	2,394,300	1,411
	Plan B Media PCL Class F	5,705,972	1,365
[1]	Thai Vegetable Oil PCL	1,730,810	1,332
[1]	Esso Thailand PCL	5,107,800	1,306
	TPI Polene PCL	29,002,800	1,276
[1]	Jaymart Group Holdings PCL	2,154,600	1,257
[1]	Thoresen Thai Agencies PCL	5,739,841	1,212
	Major Cineplex Group PCL	2,516,944	1,196
	Thaifoods Group PCL Class F	7,805,600	1,181
[1]	TTW PCL	4,580,300	1,162
*	Bangkok Airways PCL	2,850,900	1,114
[1]	Bangkok Land PCL	39,532,000	1,078
[1]	Singer Thailand PCL	2,418,400	1,011
[1]	Banpu Power PCL	2,314,100	923
[1]	TPI Polene Power PCL	9,361,700	911
[1]	PTG Energy PCL	2,180,507	872
[1]	Thaicom PCL	2,413,540	851
[1]	BEC World PCL	3,710,100	849
[1]	Ratchthani Leasing PCL	7,699,250	823
[1]	MK Restaurants Group PCL	560,100	809
[1]	Pruksa Holding PCL	2,202,900	801
	TQM Corp. PCL	1,058,500	793
	Super Energy Corp. PCL	44,967,100	792
*,1	Central Plaza Hotel PCL NVDR	489,800	787
	AP Thailand PCL NVDR	2,127,300	786
*,1	Jasmine Technology Solution PCL	901,300	752
	BCPG PCL	2,569,637	736
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT Class F	3,786,000	727
[1]	MBK PCL	1,647,176	696
[1]	LPN Development PCL	5,027,811	675
[1]	GFPT PCL	2,027,500	638
	Taokaenoi Food & Marketing PCL Class F	2,339,100	635
*,1	Jasmine International PCL	11,447,388	625
	Origin Property PCL Class F	1,778,650	617
	Tisco Financial Group PCL NDVR	225,450	597
		Shares	Market Value• ($000)
	SPCG PCL	1,561,900	582
*,1	Kerry Express Thailand PCL	1,539,900	560
[1]	Workpoint Entertainment PCL	1,049,600	495
*,1	Italian-Thai Development PCL	11,390,210	468
	CPN Retail Growth Leasehold REIT	1,248,820	468
[1]	Precious Shipping PCL	1,234,000	449
[1]	Precious Shipping pcl NVDR	1,095,000	399
*,1	Rabbit Holdings PCL Class F	15,504,548	337
	Supalai pcl NVDR	518,650	322
[1]	VGI PCL NVDR	2,351,570	232
*,1	Samart Corp. PCL	1,963,421	229
*,3	Thai Airways International PCL	3,045,000	227
	Pruksa Real Estate PCL	1,063,290	193
	Sino-Thai Engineering & Construction PCL NVDR	423,000	144
*	Jasmine Technology Solution PCL (XBKK)	146,900	123
*,1	Italian-Thai Development PCL NVDR	2,448,500	101
*	Unique Engineering & Construction PCL	341,000	37
*	VGI PCL Warrants Exp. 5/23/27 (XBKK)	4,948,352	22
*	VGI PCL Warrants Exp. 5/23/27	542,670	2
*	Kiatnakin Phatra Bank PCL Rights Exp. 4/26/24	177,451	—
*	Kiatnakin Phatra Bank PCL Rights Exp. 4/26/24 (XBKK)	177,450	—
			138,593
Turkey (0.1%)
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	516,016	1,384
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	626,493	915
	Logo Yazilim Sanayi Ve Ticaret A/S	296,661	908
*	Bursa Cimento Fabrikasi A/S	2,958,541	807
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	468,209	744
*	Imas Makina Sanayi AS	453,568	637
*	Anadolu Anonim Turk Sigorta Sirketi	656,974	607
*	Biotrend Cevre VE Enerji Yatirimlari A/S	790,887	602
*	Baticim Bati Anadolu Cimento Sanayii A/S	293,493	494
	Kervan Gida Sanayi Ve Ticaret A/S	623,428	484
*	Albaraka Turk Katilim Bankasi A/S	3,557,069	476
*	Izmir Demir Celik Sanayi A/S	1,855,365	452
		Shares	Market Value• ($000)
*	Aksigorta A/S	2,772,937	405
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S	314,777	404
	LDR Turizm AS	77,951	354
*	NET Holding A/S	660,268	348
	Tat Gida Sanayi A/S	324,280	330
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	2,284,366	306
*	Bagfas Bandirma Gubre Fabrikalari A/S	241,082	299
*	Suwen Tekstil Sanayi Pazarlama AS	85,083	288
	Kartonsan Karton Sanayi ve Ticaret A/S	85,173	287
*	AKIS Gayrimenkul Yatirimi A/S	1,277,406	283
	Sekerbank Turk A/S	2,433,586	277
*	Is Finansal Kiralama A/S	935,634	268
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	1,664,831	243
*	Marti Otel Isletmeleri A/S	1,300,896	201
	SUN Tekstil Sanayi Ve Ticaret AS	89,973	174
*	Consus Enerji Isletmeciligi ve Hizmetleri AS	377,435	107
*,3	Asya Katilim Bankasi A/S	975,452	—
			13,084
United Arab Emirates (0.1%)
	GFH Financial Group BSC	12,835,904	3,209
	AL Yah Satellite Communications Co-Pjsc-Yah Sat	4,157,152	2,912
	Sharjah Islamic Bank	4,581,835	2,412
*	RAK Properties PJSC	3,464,889	586
*,3	Arabtec Holding PJSC	2,033,180	293
*,3	Drake & Scull International PJSC	1,238,097	—
			9,412
United Kingdom (9.5%)
	Spectris plc	398,881	18,890
	Diploma plc	499,228	16,917
*	Marks & Spencer Group plc	7,520,925	15,562
	Games Workshop Group plc	124,276	15,512
	Inchcape plc	1,406,723	14,321
	Tritax Big Box REIT plc	7,083,173	13,839
	Greggs plc	387,023	13,745
	IG Group Holdings plc	1,461,529	13,492
	Bellway plc	441,532	13,387
	Rotork plc	3,245,465	13,375
	Investec plc	2,392,542	13,337
	Man Group plc	4,629,665	13,241
	Vistry Group plc	1,269,551	12,514
	Drax Group plc	1,524,650	12,081
	Britvic plc	1,012,790	11,644
	Balfour Beatty plc	2,227,722	10,736
*,1	TUI AG	1,654,544	10,596

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	OSB Group plc	1,636,127	10,244
	Big Yellow Group plc	643,324	9,903
	Travis Perkins plc	809,887	9,774
	Safestore Holdings plc	780,747	9,732
*	SSP Group plc	2,990,709	9,689
	Pennon Group plc	883,511	9,555
	WH Smith plc	476,934	9,460
	QinetiQ Group plc	2,010,142	9,393
*,2	Watches of Switzerland Group plc	882,682	9,240
*	Indivior plc	472,561	9,070
	Grainger plc	2,776,224	9,032
	Mediclinic International plc	1,435,665	8,999
	LondonMetric Property plc	3,609,756	8,755
*,2	Network International Holdings plc	1,794,795	8,741
	Virgin Money UK plc	4,442,989	8,732
	Serco Group plc	4,487,166	8,583
	Pets at Home Group plc	1,759,687	8,537
	Computacenter plc	292,647	8,484
	Genus plc	250,552	8,471
*	Playtech plc	1,166,326	8,466
	Grafton Group plc	776,113	8,465
	Hays plc	5,878,495	8,434
	Harbour Energy plc	2,700,582	8,401
*	easyJet plc	1,321,093	8,288
	Cranswick plc	201,918	8,165
	Energean plc	515,959	8,015
	Softcat plc	466,932	7,867
	Shaftesbury Capital plc	5,230,999	7,737
	International Distributions Services plc	2,400,594	7,643
	LXI REIT plc	5,708,674	7,572
*	John Wood Group plc	2,579,943	7,321
	Plus500 Ltd.	349,113	7,304
	Lancashire Holdings Ltd.	947,005	7,299
	Victrex plc	340,565	7,196
	Assura plc	11,070,468	7,078
*	Oxford Nanopore Technologies plc	2,432,749	7,019
*,2	Deliveroo plc Class A	5,088,988	7,003
	Oxford Instruments plc	201,597	6,992
	Moneysupermarket.com Group plc	1,976,196	6,824
	Pagegroup plc	1,183,145	6,752
	Primary Health Properties plc	4,962,072	6,656
	Redrow plc	1,013,558	6,608
	Close Brothers Group plc	576,053	6,584
	TP ICAP Group plc	3,014,424	6,448
	Future plc	446,579	6,337
	Bodycote plc	709,714	6,164
	Dunelm Group plc	426,818	6,146
	Savills plc	503,935	6,101
	Mitie Group plc	5,241,329	6,068
	Coats Group plc	6,107,167	6,014
*	IWG plc	2,777,722	5,932
	4imprint Group plc	102,861	5,837
	TBC Bank Group plc	194,282	5,747
	Centamin plc	4,409,441	5,723
	Rathbones Group plc	231,149	5,685
		Shares	Market Value• ($000)
	Telecom Plus plc	250,550	5,683
[2]	Quilter plc	5,268,835	5,640
*	Darktrace plc	1,584,754	5,588
	Kainos Group plc	355,671	5,551
	Great Portland Estates plc	825,324	5,536
	Paragon Banking Group plc	870,650	5,503
	Ashmore Group plc	1,783,483	5,467
*,2	Trainline plc	1,743,980	5,456
[1]	Hammerson plc	15,139,072	5,347
	Bank of Georgia Group plc	142,417	5,298
	Domino's Pizza Group plc	1,423,647	5,267
*	Ascential plc	1,631,995	5,241
	Spirent Communications plc	2,293,128	5,214
	Hill & Smith plc	300,935	5,206
	Supermarket Income REIT plc	4,710,178	5,183
[2]	JTC plc	491,356	4,902
*	Frasers Group plc	503,870	4,869
*,1	THG plc Class B	3,619,530	4,566
	AJ Bell plc	1,098,123	4,515
*	Carnival plc	545,664	4,506
	Redde Northgate plc	926,875	4,384
	Just Group plc	3,862,087	4,291
	Sirius Real Estate Ltd.	4,212,749	4,271
	Diversified Energy Co. plc	3,496,683	4,162
	Dr. Martens plc	1,995,259	4,160
	Morgan Advanced Materials plc	1,072,515	4,146
	Volution Group plc	743,885	4,063
	Premier Foods plc	2,577,858	4,047
	Firstgroup plc	2,854,410	4,026
	Vesuvius plc	786,129	4,012
	IntegraFin Holdings plc	1,150,072	3,931
	Clarkson plc Class A	99,113	3,869
*	Babcock International Group plc	963,079	3,850
	Chemring Group plc	1,063,956	3,808
*	Helios Towers plc	2,877,546	3,761
*	Elementis plc	2,177,273	3,439
*	S4 Capital plc	1,863,237	3,425
*	Capricorn Energy plc	1,236,535	3,409
	Genuit Group plc	870,603	3,291
	Senior plc	1,587,304	3,276
*	J D Wetherspoon plc	361,157	3,243
	Marshalls plc	856,464	3,234
	Morgan Sindall Group plc	151,538	3,232
	Workspace Group plc	534,303	3,205
	Ninety One plc	1,407,756	3,197
	National Express Group plc	2,083,443	3,184
[2]	Ibstock plc	1,464,419	3,130
	Crest Nicholson Holdings plc	921,590	3,114
[2]	Bridgepoint Group plc (Registered)	1,015,771	3,085
*,2	Spire Healthcare Group plc	1,070,399	3,077
	Rhi Magnesita NV	107,289	3,050
*,2	Aston Martin Lagonda Global Holdings plc	972,003	2,959
	Essentra plc	1,133,264	2,946
		Shares	Market Value• ($000)
*	C&C Group plc	1,489,574	2,932
	Bytes Technology Group plc (XLON)	558,867	2,920
*	Auction Technology Group plc	326,277	2,870
	Vanquis Banking Group plc	969,884	2,743
	FDM Group Holdings plc	324,006	2,743
	Currys plc	3,777,687	2,715
	Jupiter Fund Management plc	1,647,983	2,697
*	Capita plc	6,094,361	2,664
	Liontrust Asset Management plc	245,166	2,655
	IP Group plc	3,666,701	2,593
*	PureTech Health plc	971,423	2,558
*	ASOS plc	255,699	2,380
	Keller Group plc	270,781	2,271
[2]	Petershill Partners plc	1,077,120	2,264
	Hilton Food Group plc	263,018	2,245
	Halfords Group plc	824,497	2,178
*	Mitchells & Butlers plc	985,957	2,168
*	Greencore Group plc	1,996,707	2,153
*	Molten Ventures plc Class A	609,333	2,147
	Balanced Commercial Property Trust Ltd.	1,988,710	2,059
	Picton Property Income Ltd.	2,103,587	2,019
	XP Power Ltd.	71,708	1,992
	Synthomer plc	1,305,341	1,967
	AG Barr plc	309,422	1,954
*	Moonpig Group plc	1,108,824	1,907
	UK Commercial Property REIT Ltd.	2,812,262	1,899
	PZ Cussons plc Class A	716,539	1,807
*	Oxford Biomedica plc	320,059	1,747
[2]	TI Fluid Systems plc	1,307,211	1,738
	Wickes Group plc	980,074	1,659
*,1	Petrofac Ltd.	1,769,805	1,591
*,1	Tullow Oil plc	4,502,232	1,581
*	AO World plc	1,591,450	1,544
*	888 Holdings plc	1,507,092	1,523
	NCC Group plc	1,116,732	1,507
	Ferrexpo plc	1,105,960	1,504
	Helical plc	383,072	1,441
*,2	Wizz Air Holdings plc	37,136	1,414
*	Alphawave IP Group plc	1,092,474	1,396
*	SIG plc	2,480,854	1,390
[3]	Home REIT plc	2,905,246	1,389
*,2	Trustpilot Group plc	1,247,873	1,386
	Avon Protection plc	109,261	1,363
	Bytes Technology Group plc	236,220	1,216
	Hochschild Mining plc	1,132,127	1,023
	CLS Holdings plc	574,215	978
[2]	CMC Markets plc	416,319	966
*	Rank Group plc Class B	795,110	963
[1,2]	Bakkavor Group plc	557,807	672
*,2,3	Finablr plc	496,892	—

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*,3	Carillion plc	961,048	—
			975,780
Total Common Stocks (Cost $10,705,731)			10,179,156
		Shares	Market Value• ($000)
Temporary Cash Investments (6.1%)
Money Market Fund (6.1%)
[4,5]	Vanguard Market Liquidity Fund, 4.853% (Cost $630,590)	6,307,638	630,701
Total Investments (104.9%) (Cost $11,336,321)			10,809,857
Other Assets and Liabilities—Net (-4.9%)			(501,627)
Net Assets (100%)			10,308,230
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $552,368,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the aggregate value was $434,370,000, representing 4.2% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $600,993,000 was received for securities on loan, of which $592,355,000 is held in Vanguard Market Liquidity Fund and $8,638,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2023	254	22,540	(239)
E-mini S&P 500 Index	June 2023	5	1,047	15
MSCI EAFE Index	June 2023	569	61,156	2,715
MSCI Emerging Markets Index	June 2023	576	28,345	390
S&P TSX 60 Index	June 2023	46	8,478	326
				3,207

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	6/21/23	CAD	7,300	USD	5,397	—	(3)
UBS AG	6/21/23	INR	330,310	USD	4,007	19	—
Bank of America, N.A.	6/21/23	USD	6,301	AUD	9,478	16	—
Deutsche Bank AG	6/21/23	USD	1,980	CAD	2,692	—	(9)
Royal Bank of Canada	6/21/23	USD	2,386	CHF	2,106	16	—
State Street Bank & Trust Co.	6/21/23	USD	1,257	CHF	1,166	—	(55)
Standard Chartered Bank	6/21/23	USD	10,566	EUR	9,849	—	(320)
HSBC Bank plc	6/21/23	USD	9,431	GBP	7,858	—	(456)

FTSE All-World ex-US Small-Cap Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
UBS AG	6/21/23	USD	3,248	INR	266,878	—	(5)
Bank of America, N.A.	6/21/23	USD	9,556	JPY	1,251,233	299	—
UBS AG	6/21/23	USD	5,759	JPY	771,211	54	—
						404	(848)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
INR—Indian rupee.
JPY—Japanese yen.
USD—U.S. dollar.
See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Small-Cap Index Fund
Statement of Assets and Liabilities
As of April 30, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $10,705,731)	10,179,156
Affiliated Issuers (Cost $630,590)	630,701
Total Investments in Securities	10,809,857
Investment in Vanguard	360
Cash	16,061
Cash Collateral Pledged—Futures Contracts	4,990
Cash Collateral Pledged—Forward Currency Contracts	30
Foreign Currency, at Value (Cost $24,430)	23,846
Receivables for Investment Securities Sold	708
Receivables for Accrued Income	54,847
Receivables for Capital Shares Issued	5,207
Variation Margin Receivable—Futures Contracts	324
Unrealized Appreciation—Forward Currency Contracts	404
Total Assets	10,916,634
Liabilities
Payables for Investment Securities Purchased	4,189
Collateral for Securities on Loan	600,993
Payables for Capital Shares Redeemed	480
Payables to Vanguard	783
Unrealized Depreciation—Forward Currency Contracts	848
Foreign Capital Gain Taxes Payable	10
Deferred Foreign Capital Gains Taxes	1,101
Total Liabilities	608,404
Net Assets	10,308,230
1 Includes $552,368,000 of securities on loan.
At April 30, 2023, net assets consisted of:

Paid-in Capital	11,136,162
Total Distributable Earnings (Loss)	(827,932)
Net Assets	10,308,230

ETF Shares—Net Assets
Applicable to 76,823,876 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,494,456
Net Asset Value Per Share—ETF Shares	$110.57

Admiral Shares—Net Assets
Applicable to 50,416,958 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,375,999
Net Asset Value Per Share—Admiral Shares	$27.29

Institutional Shares—Net Assets
Applicable to 2,071,790 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	437,775
Net Asset Value Per Share—Institutional Shares	$211.30
See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Small-Cap Index Fund
Statement of Operations

Six Months Ended April 30, 2023
($000)
Investment Income
Income
Dividends[1]	122,238
Interest[2]	1,069
Securities Lending—Net	6,708
Total Income	130,015
Expenses
The Vanguard Group—Note B
Investment Advisory Services	348
Management and Administrative— ETF Shares	1,373
Management and Administrative— Admiral Shares	860
Management and Administrative— Institutional Shares	176
Marketing and Distribution— ETF Shares	176
Marketing and Distribution— Admiral Shares	37
Marketing and Distribution— Institutional Shares	9
Custodian Fees	668
Shareholders’ Reports—ETF Shares	405
Shareholders’ Reports—Admiral Shares	23
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	2
Professional Services	308
Other Expenses	26
Total Expenses	4,411
Expenses Paid Indirectly	(37)
Net Expenses	4,374
Net Investment Income	125,641
Realized Net Gain (Loss)
Investment Securities Sold[2,3,4]	(184,199)
Futures Contracts	5,862
Forward Currency Contracts	(424)
Foreign Currencies	2,338
Realized Net Gain (Loss)	(176,423)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,5]	1,522,167
Futures Contracts	5,286
Forward Currency Contracts	(1,429)
Foreign Currencies	880
Change in Unrealized Appreciation (Depreciation)	1,526,904
Net Increase (Decrease) in Net Assets Resulting from Operations	1,476,122
1	Dividends are net of foreign withholding taxes of $14,726,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $974,000, $17,000, less than $1,000, and $30,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized gain (loss) is net of foreign capital gain taxes of $37,000.
4	Includes $8,273,000 of net gain (loss) resulting from in-kind redemptions.
5	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($2,159,000).
Statement of Changes in Net Assets

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	125,641	276,080
Realized Net Gain (Loss)	(176,423)	111,819
Change in Unrealized Appreciation (Depreciation)	1,526,904	(3,765,374)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,476,122	(3,377,475)
Distributions
ETF Shares	(136,518)	(221,750)
Admiral Shares	(22,234)	(34,781)
Institutional Shares	(7,046)	(8,913)
Total Distributions	(165,798)	(265,444)
Capital Share Transactions
ETF Shares	540,307	(51,783)
Admiral Shares	21,634	91,571
Institutional Shares	13,887	104,477
Net Increase (Decrease) from Capital Share Transactions	575,828	144,265
Total Increase (Decrease)	1,886,152	(3,498,654)
Net Assets
Beginning of Period	8,422,078	11,920,732
End of Period	10,308,230	8,422,078

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Small-Cap Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$95.98	$137.63	$102.74	$105.96	$100.93	$116.30
Investment Operations
Net Investment Income[1]	1.387	3.157	2.770	2.177	2.871	3.019
Net Realized and Unrealized Gain (Loss) on Investments	15.031	(41.764)	35.250	(2.905)	5.156	(15.269)
Total from Investment Operations	16.418	(38.607)	38.020	(.728)	8.027	(12.250)
Distributions
Dividends from Net Investment Income	(1.828)	(3.043)	(3.130)	(2.492)	(2.997)	(3.120)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.828)	(3.043)	(3.130)	(2.492)	(2.997)	(3.120)
Net Asset Value, End of Period	$110.57	$95.98	$137.63	$102.74	$105.96	$100.93
Total Return	17.27%	-28.52%	37.35%	-0.81%	8.28%	-10.87%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,494	$6,882	$9,941	$4,814	$5,400	$5,009
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.07%[2]	0.07%	0.11%	0.11%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.58%	2.72%	2.10%	2.17%	2.80%	2.60%
Portfolio Turnover Rate[3]	6%	18%	17%	22%	17%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	February 7, 2019[1] to October 31, 2019	Year Ended October 31,
			2022	2021	2020
Net Asset Value, Beginning of Period	$23.69	$33.98	$25.37	$26.16	$25.00
Investment Operations
Net Investment Income[2]	.328	.758	.626	.524	.572
Net Realized and Unrealized Gain (Loss) on Investments	3.718	(10.319)	8.739	(.711)	.935
Total from Investment Operations	4.046	(9.561)	9.365	(.187)	1.507
Distributions
Dividends from Net Investment Income	(.446)	(.729)	(.755)	(.603)	(.347)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.446)	(.729)	(.755)	(.603)	(.347)
Net Asset Value, End of Period	$27.29	$23.69	$33.98	$25.37	$26.16
Total Return[3]	17.23%	-28.61%	37.22%	-0.84%	6.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,376	$1,174	$1,585	$1,110	$981
Ratio of Total Expenses to Average Net Assets	0.16%[4]	0.16%[4]	0.16%	0.16%	0.16%[5]
Ratio of Net Investment Income to Average Net Assets	2.47%	2.65%	1.94%	2.12%	3.07%[5]
Portfolio Turnover Rate[6]	6%	18%	17%	22%	17%[7]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.16%.
5	Annualized.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
7	Reflects the fund’s portfolio turnover for the fiscal year ended October 31, 2019.

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Small-Cap Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$183.43	$262.99	$196.33	$202.46	$192.87	$222.24
Investment Operations
Net Investment Income[1]	2.598	6.071	4.974	4.111	5.500	5.748
Net Realized and Unrealized Gain (Loss) on Investments	28.746	(79.906)	67.622	(5.479)	9.824	(29.138)
Total from Investment Operations	31.344	(73.835)	72.596	(1.368)	15.324	(23.390)
Distributions
Dividends from Net Investment Income	(3.474)	(5.725)	(5.936)	(4.762)	(5.734)	(5.980)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.474)	(5.725)	(5.936)	(4.762)	(5.734)	(5.980)
Net Asset Value, End of Period	$211.30	$183.43	$262.99	$196.33	$202.46	$192.87
Total Return	17.24%	-28.55%	37.29%	-0.81%	8.26%	-10.85%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$438	$366	$395	$258	$242	$203
Ratio of Total Expenses to Average Net Assets	0.11%[2]	0.11%[2]	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.53%	2.76%	1.99%	2.13%	2.81%	2.61%
Portfolio Turnover Rate[3]	6%	18%	17%	22%	17%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Small-Cap Index Fund
Notes to Financial Statements
Vanguard FTSE All-World ex-US Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer

FTSE All-World ex-US Small-Cap Index Fund
collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2023, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the

FTSE All-World ex-US Small-Cap Index Fund
overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund's understanding of the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and professional services, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2023, the fund had contributed to Vanguard capital in the amount of $360,000, representing less than 0.01% of the fund’s net assets and 0.14% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2023, custodian fee offset arrangements reduced the fund’s expenses by $37,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

FTSE All-World ex-US Small-Cap Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,778,130	13,960	—	1,792,090
Common Stocks—Other	50,926	8,327,809	8,331	8,387,066
Temporary Cash Investments	630,701	—	—	630,701
Total	2,459,757	8,341,769	8,331	10,809,857
Derivative Financial Instruments
Assets
Futures Contracts[1]	3,446	—	—	3,446
Forward Currency Contracts	—	404	—	404
Total	3,446	404	—	3,850
Liabilities
Futures Contracts[1]	239	—	—	239
Forward Currency Contracts	—	848	—	848
Total	239	848	—	1,087
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At April 30, 2023, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	3,446	—	3,446
Unrealized Appreciation—Forward Currency Contracts	—	404	404
Total Assets	3,446	404	3,850

Unrealized Depreciation—Futures Contracts[1]	239	—	239
Unrealized Depreciation—Forward Currency Contracts	—	848	848
Total Liabilities	239	848	1,087
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2023, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	5,862	—	5,862
Forward Currency Contracts	—	(424)	(424)
Realized Net Gain (Loss) on Derivatives	5,862	(424)	5,438
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	5,286	—	5,286
Forward Currency Contracts	—	(1,429)	(1,429)
Change in Unrealized Appreciation (Depreciation) on Derivatives	5,286	(1,429)	3,857

FTSE All-World ex-US Small-Cap Index Fund
F.	As of April 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	11,425,062
Gross Unrealized Appreciation	1,317,189
Gross Unrealized Depreciation	(1,929,631)
Net Unrealized Appreciation (Depreciation)	(612,442)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2022, the fund had available capital losses totaling $133,509,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended April 30, 2023, the fund purchased $1,118,411,000 of investment securities and sold $608,968,000 of investment securities, other than temporary cash investments. Purchases and sales include $358,553,000 and $25,034,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
H.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	572,707	5,425	673,248	5,673
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(32,400)	(300)	(725,031)	(6,200)
Net Increase (Decrease)—ETF Shares	540,307	5,125	(51,783)	(527)
Admiral Shares
Issued	151,483	5,787	356,838	12,315
Issued in Lieu of Cash Distributions	18,896	749	28,773	945
Redeemed	(148,745)	(5,681)	(294,040)	(10,348)
Net Increase (Decrease)—Admiral Shares	21,634	855	91,571	2,912
Institutional Shares
Issued	48,691	239	202,970	949
Issued in Lieu of Cash Distributions	6,699	34	8,566	37
Redeemed	(41,503)	(196)	(107,059)	(493)
Net Increase (Decrease)—Institutional Shares	13,887	77	104,477	493
I.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to April 30, 2023, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the funds’ investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance of the funds, including any periods of out performance or under performance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard International Equity Index Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World Ex-US Small-Cap Index Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.

London Stock Exchange Group companies include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license. All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Indices or the fitness or suitability of the Indices for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a license with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.

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Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q7702 062023

Semiannual Report   |   April 30, 2023
Vanguard Global ex-U.S. Real Estate Index Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	30
Liquidity Risk Management	32

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2023
	Beginning Account Value 10/31/2022	Ending Account Value 4/30/2023	Expenses Paid During Period
Based on Actual Fund Return
Global ex-U.S. Real Estate Index Fund
ETF Shares	$1,000.00	$1,130.00	$0.63
Admiral™ Shares	1,000.00	1,129.00	0.63
Institutional Shares	1,000.00	1,129.90	0.58
Based on Hypothetical 5% Yearly Return
Global ex-U.S. Real Estate Index Fund
ETF Shares	$1,000.00	$1,024.20	$0.60
Admiral Shares	1,000.00	1,024.20	0.60
Institutional Shares	1,000.00	1,024.25	0.55
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.12% for ETF Shares, 0.12% for Admiral Shares and 0.11% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Global ex-U.S. Real Estate Index Fund
Fund Allocation
As of April 30, 2023
Japan	22.9%
Hong Kong	10.7
Australia	10.2
United Kingdom	7.9
China	7.1
Singapore	7.0
Sweden	3.2
Germany	3.2
Canada	2.8
France	2.8
Switzerland	2.0
Belgium	2.0
United Arab Emirates	2.0
India	1.8
Israel	1.7
Philippines	1.4
South Africa	1.4
Mexico	1.3
Taiwan	1.2
Thailand	1.2
Saudi Arabia	1.0
Other	5.2
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
3

Global ex-U.S. Real Estate Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.1%)
Australia (10.1%)
	Goodman Group	8,097,044	104,384
	Scentre Group	24,571,520	47,155
	Stockland	11,308,047	33,521
	Mirvac Group	18,690,438	30,006
	GPT Group	9,073,588	26,681
	Dexus	5,095,823	26,412
	Vicinity Ltd.	18,318,688	25,609
	Charter Hall Group	2,244,112	16,696
	Lendlease Corp. Ltd.	3,268,308	16,232
	National Storage REIT	5,722,943	9,532
	Region RE Ltd.	5,461,892	8,938
	Charter Hall Long Wale REIT	3,073,514	8,897
	Charter Hall Retail REIT	2,474,646	6,370
	HomeCo Daily Needs REIT	7,417,030	5,929
	BWP Trust	2,265,623	5,840
	Waypoint REIT Ltd.	3,165,456	5,498
[1]	Centuria Industrial REIT	2,584,510	5,375
[1]	Lifestyle Communities Ltd.	457,957	5,185
	Ingenia Communities Group	1,721,407	4,906
	Arena REIT	1,639,947	4,077
	Centuria Capital Group	3,254,433	3,729
	Abacus Property Group	1,933,325	3,423
	Charter Hall Social Infrastructure REIT	1,616,180	3,251
	Growthpoint Properties Australia Ltd.	1,370,663	2,971
	Cromwell Property Group	6,639,648	2,516
[1]	HMC Capital Ltd.	920,415	2,409
	Rural Funds Group	1,802,761	2,349
	Hotel Property Investments Ltd.	912,275	2,072
	Centuria Office REIT	2,021,578	1,913
	Dexus Industria REIT	984,505	1,824
[1]	HealthCo REIT	1,863,594	1,649
	GDI Property Group Partnership	2,337,633	1,111
	Cedar Woods Properties Ltd.	300,950	978
[1]	Ram Essential Services Prope	1,693,225	797
			428,235
		Shares	Market Value• ($000)
Austria (0.2%)
*	CA Immobilien Anlagen AG	215,424	6,250
*	IMMOFINANZ AG	151,332	2,472
	S IMMO AG (XWBO)	41,494	584
*,2	S IMMO AG Rights Exp. 8/11/23	204,865	—
			9,306
Belgium (2.0%)
	Warehouses De Pauw CVA	734,708	21,969
	Aedifica SA	189,143	15,800
*	Cofinimmo SA	144,201	13,776
	VGP NV Class B	61,946	6,485
[1]	Shurgard Self Storage Ltd. (XBRU)	119,008	6,154
	Montea NV	63,496	5,563
	Retail Estates NV	53,117	3,935
*	Xior Student Housing NV	109,977	3,493
[1]	Care Property Invest NV	173,993	2,613
	Intervest Offices & Warehouses NV	123,471	2,548
[1]	Immobel SA	19,651	980
	Citicore Energy REIT Corp.	11,545,000	519
			83,835
Brazil (0.5%)
	Aliansce Sonae Shopping Centers SA	1,923,739	7,189
	Multiplan Empreendimentos Imobiliarios SA	1,254,388	6,514
	Iguatemi SA (BVMF)	992,660	4,052
	JHSF Participacoes SA	1,406,601	1,094
	Terra Santa Propriedades Agricolas SA	153,096	863
	LOG Commercial Properties e Participacoes SA	202,469	665
	Lavvi Empreendimentos Imobiliarios Ltda	404,659	438
	Iguatemi SA Pref Preference	118,065	213
*	BR Properties SA	5,436	69
			21,097
4

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
Canada (2.8%)
[1]	Canadian Apartment Properties REIT	393,793	14,425
	RioCan REIT	698,341	10,814
	Tricon Residential Inc.	1,291,215	10,350
	Granite REIT	147,837	9,194
[1]	Choice Properties REIT	763,279	8,248
[1]	SmartCentres REIT	337,989	6,531
[1]	Dream Industrial REIT	592,702	6,492
[1]	First Capital REIT	501,421	5,888
	H&R REIT	624,066	5,412
	Allied Properties REIT	296,526	4,986
[1]	Boardwalk REIT	105,366	4,511
[1]	Killam Apartment REIT	269,067	3,342
[1]	NorthWest Healthcare Properties REIT	554,849	3,338
[1]	InterRent REIT	325,776	3,116
[1]	CT REIT	247,219	2,936
[1]	Crombie REIT	242,968	2,765
[1]	Primaris REIT	223,822	2,207
	DREAM Unlimited Corp. Class A	106,267	1,772
	Morguard Corp.	19,928	1,519
[1]	Artis REIT	267,388	1,389
[1]	Slate Grocery REIT	136,204	1,332
[1]	BSR REIT	90,861	1,180
[1]	Nexus Industrial REIT	154,548	1,132
[1]	Morguard North American Residential REIT	89,361	1,122
[1]	Dream Office REIT	107,019	1,053
[1,3]	Minto Apartment REIT	90,758	949
[1]	Automotive Properties REIT	90,255	766
[1]	PRO REIT	135,883	556
[1]	European Residential REIT	217,615	532
[1]	True North Commercial REIT	209,253	474
[1]	BTB REIT	192,835	468
[1]	Slate Office REIT	183,623	291
[1]	Inovalis REIT	69,100	175
			119,265
Chile (0.2%)
*	Parque Arauco SA	3,196,938	4,530
	Cencosud Shopping SA	2,243,980	3,574
	Plaza SA	1,369,103	1,761
			9,865
China (7.1%)
	China Resources Land Ltd.	13,508,446	62,905
	China Overseas Land & Investment Ltd.	17,629,710	44,711
[3]	Longfor Group Holdings Ltd.	8,106,008	22,182
[1]	China Vanke Co. Ltd. Class H	10,210,283	15,962
	Wharf Holdings Ltd.	5,790,652	13,241
[1]	Country Garden Holdings Co. Ltd.	51,120,163	13,169
	C&D International Investment Group Ltd.	3,113,000	9,587
	Poly Developments and Holdings Group Co. Ltd. Class A	4,506,485	9,061
		Shares	Market Value• ($000)
	China Vanke Co. Ltd. Class A	3,870,010	8,461
[1]	Yuexiu Property Co. Ltd.	5,829,218	8,433
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	2,916,337	5,753
	China Jinmao Holdings Group Ltd.	26,253,054	4,905
	Greentown China Holdings Ltd.	3,684,314	4,428
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	5,309,708	4,021
	China Overseas Grand Oceans Group Ltd.	6,238,079	3,611
	Hopson Development Holdings Ltd.	3,786,015	3,366
[1]	Yuexiu REIT	10,825,576	2,847
[1,2]	CIFI Holdings Group Co. Ltd.	25,979,776	2,515
	Poly Property Group Co. Ltd.	9,385,048	2,445
*	Seazen Group Ltd.	10,294,666	2,213
	Shenzhen Investment Ltd.	10,954,201	2,113
	Gemdale Corp. Class A	1,701,261	2,007
	Shui On Land Ltd.	16,543,038	2,006
*	Seazen Holdings Co. Ltd. Class A	845,053	1,818
	Gemdale Properties & Investment Corp. Ltd.	26,796,000	1,780
*,1	Agile Group Holdings Ltd.	8,162,159	1,661
[1,3]	Midea Real Estate Holding Ltd.	1,338,816	1,600
[1]	Radiance Holdings Group Co. Ltd.	3,070,000	1,588
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	1,184,718	1,577
[1,3]	Red Star Macalline Group Corp. Ltd. Class H	3,450,036	1,555
*,1	Guangzhou R&F Properties Co. Ltd. Class H	7,804,613	1,549
*	SOHO China Ltd.	8,673,045	1,450
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	594,227	1,343
	Shanghai Lingang Holdings Corp. Ltd. Class A	743,863	1,322
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,343,331	1,308
	Sino-Ocean Group Holding Ltd.	14,698,829	1,297
*,1	China South City Holdings Ltd.	19,688,111	1,282
	Huafa Industrial Co. Ltd. Zhuhai Class A	788,506	1,209

5

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
*,1	LVGEM China Real Estate Investment Co. Ltd.	5,296,000	1,152
*,1,2	China Evergrande Group	8,834,921	1,125
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	767,563	1,119
[1]	Powerlong Real Estate Holdings Ltd.	6,604,139	1,030
	Shanghai Wanye Enterprises Co. Ltd. Class A	345,066	1,023
*,2	Shimao Group Holdings Ltd.	4,678,164	894
	Shanghai Lingang Holdings Corp. Ltd. Class B	988,473	890
*,1	Kwg Group Holdings Ltd.	6,733,490	889
	Tianjin Guangyu Development Co. Ltd. Class A	512,271	864
	Financial Street Holdings Co. Ltd. Class A	1,152,751	839
	Gree Real Estate Co. Ltd. Class A	710,337	826
[1]	China SCE Group Holdings Ltd.	9,923,766	813
*	Joy City Property Ltd.	16,941,500	703
[1]	China Merchants Commercial REIT	2,757,000	689
	Beijing Capital Development Co. Ltd. Class A	983,750	636
	Nanjing Gaoke Co. Ltd. Class A	636,695	623
*	Grandjoy Holdings Group Co. Ltd. Class A	1,174,299	621
	Lushang Health Industry Development Co. Ltd. Class A	390,870	619
	China World Trade Center Co. Ltd. Class A	228,359	612
*,1	Logan Group Co. Ltd.	4,884,984	608
*,1,3	Redco Properties Group Ltd.	3,558,000	603
	Red Star Macalline Group Corp. Ltd. Class A	748,512	563
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	2,181,859	544
	Beijing North Star Co. Ltd. Class H	4,578,000	525
	Suning Universal Co. Ltd. Class A	1,173,847	499
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	1,042,729	491
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	285,065	483
		Shares	Market Value• ($000)
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd. Class A	354,088	468
*	Jinke Properties Group Co. Ltd. Class A	2,080,895	415
*	RiseSun Real Estate Development Co. Ltd. Class A	1,661,687	382
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	1,464,622	379
	Dexin China Holdings Co. Ltd.	4,854,000	348
*,2	China Aoyuan Group Ltd.	6,084,000	343
*	Jiayuan International Group Ltd.	15,242,000	336
*	Yango Group Co. Ltd. Class A	1,591,019	317
	Hefei Urban Construction Development Co. Ltd. Class A	314,465	300
*,1	Yuzhou Group Holdings Co. Ltd.	9,573,383	293
*	Guangdong Highsun Group Co. Ltd.	976,703	281
*,1	Times China Holdings Ltd.	3,641,000	275
*,1	Zhenro Properties Group Ltd.	9,315,000	274
	Greenland Hong Kong Holdings Ltd.	3,334,000	256
*,1	Zhongliang Holdings Group Co. Ltd.	3,414,000	218
*,1	Redsun Properties Group Ltd.	4,455,000	179
	Beijing North Star Co. Ltd. Class A	401,173	114
*,1	Ganglong China Property Group Ltd.	1,992,000	113
[1]	Central China Real Estate Ltd.	4,232,000	104
*	Datang Group Holdings Ltd.	1,172,000	75
*	Kaisa Group Holdings Ltd.	1,720,944	64
*	Jingrui Holdings Ltd.	539,000	12
*,1,2	Fantasia Holdings Group Co. Ltd.	6,671,943	—
*,2	Sinic Holdings Group Co. Ltd. Class H	2,979,000	—
			298,110
Egypt (0.1%)
	Talaat Moustafa Group	4,622,349	1,431
*	Medinet Nasr Housing	5,460,170	642
	Heliopolis Housing	1,695,754	564
	Palm Hills Developments SAE	5,882,371	392
			3,029
Finland (0.3%)
	Kojamo OYJ	845,917	10,503
*	Citycon OYJ	380,841	2,878
			13,381

6

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
France (2.7%)
	Gecina SA	257,836	28,703
*,1	Unibail-Rodamco-Westfield	506,355	27,154
[1]	Klepierre SA	924,399	23,415
	Covivio SA	220,754	12,552
	ICADE	151,167	7,100
	Nexity SA	234,957	6,164
	Carmila SA	270,604	4,580
	Mercialys SA	363,030	3,651
	Altarea SCA	22,072	2,889
			116,208
Germany (3.2%)
	Vonovia SE	3,767,133	81,704
	LEG Immobilien SE (XETR)	351,041	21,850
	TAG Immobilien AG	824,482	7,060
[1]	Aroundtown SA	4,335,371	5,906
	Deutsche Wohnen SE	244,057	5,526
	Grand City Properties SA	365,899	3,056
[1]	Hamborner REIT AG	334,056	2,635
[3]	Instone Real Estate Group SE	218,752	1,750
[1]	DIC Asset AG	179,458	1,366
	Deutsche EuroShop AG	57,789	1,305
[1]	VIB Vermoegen AG	52,254	1,068
[1]	alstria office REIT AG	41,408	271
*,1,3	ADLER Group SA	349,889	214
			133,711
Greece (0.1%)
*	LAMDA Development SA	392,474	2,424
Hong Kong (10.6%)
	Sun Hung Kai Properties Ltd.	7,131,441	99,293
	Link REIT	11,967,986	78,281
	CK Asset Holdings Ltd.	9,186,113	54,319
	Wharf Real Estate Investment Co. Ltd.	7,332,652	42,285
	Hongkong Land Holdings Ltd.	5,062,312	22,530
	Henderson Land Development Co. Ltd.	6,192,936	22,051
	Sino Land Co. Ltd.	16,038,022	21,612
[3]	ESR Group Ltd.	11,520,200	18,008
	New World Development Co. Ltd.	6,562,000	17,500
	Hang Lung Properties Ltd.	8,751,932	15,998
	Swire Properties Ltd.	4,990,200	13,412
	Hysan Development Co. Ltd.	2,805,655	7,929
	Kerry Properties Ltd.	2,739,832	7,069
	Hang Lung Group Ltd.	3,330,103	5,854
	Fortune REIT	6,833,861	5,717
	Champion REIT	9,007,512	3,760
	K Wah International Holdings Ltd.	6,448,338	2,228
*	Shun Tak Holdings Ltd.	10,268,000	1,864
	Sunlight REIT	4,661,400	1,808
	Far East Consortium International Ltd.	6,264,400	1,583
	Prosperity REIT	5,789,649	1,404
		Shares	Market Value• ($000)
	SF REIT	2,454,000	890
*	GR Properties Ltd.	4,634,000	525
*,1	Zensun Enterprises Ltd.	2,531,000	234
			446,154
India (1.8%)
	DLF Ltd.	2,945,478	15,407
	Embassy Office Parks REIT	2,861,282	11,535
*	Godrej Properties Ltd.	550,848	8,897
	Phoenix Mills Ltd.	445,969	7,901
*	Macrotech Developers Ltd.	566,377	6,453
	Oberoi Realty Ltd.	548,914	6,161
[3]	Mindspace Business Parks REIT	1,030,802	4,002
	Prestige Estates Projects Ltd.	661,427	3,980
	Brigade Enterprises Ltd.	606,471	3,730
[3]	Brookfield India Real Estate Trust	740,169	2,498
*	Indiabulls Real Estate Ltd.	2,228,034	1,992
	Mahindra Lifespace Developers Ltd.	359,077	1,638
	Sobha Ltd.	169,454	953
	Sunteck Realty Ltd.	226,816	842
	NESCO Ltd.	100,299	680
*	Hemisphere Properties India Ltd.	405,085	464
			77,133
Indonesia (0.3%)
*	Bumi Serpong Damai Tbk PT	40,814,027	2,967
	Ciputra Development Tbk PT	41,071,091	2,787
	Pakuwon Jati Tbk PT	70,580,828	2,341
	Summarecon Agung Tbk PT	50,374,381	1,927
*	Lippo Karawaci Tbk PT	155,671,049	988
*	Alam Sutera Realty Tbk PT	50,722,197	617
	Puradelta Lestari Tbk PT	41,361,100	477
*	Mega Manunggal Property Tbk PT	10,679,500	354
*	Pollux Properti Indonesia Tbk PT	2,851,800	30
*,2	Hanson International Tbk PT	444,252,900	—
*,2	Armidian Karyatama Tbk PT	34,315,100	—
			12,488
Ireland (0.0%)
	Irish Residential Properties REIT plc	1,993,992	2,269
Israel (1.7%)
	Azrieli Group Ltd.	172,950	10,086
	Mivne Real Estate KD Ltd.	2,846,048	7,973
	Melisron Ltd.	107,560	7,191
	Alony Hetz Properties & Investments Ltd.	732,295	5,782
	Amot Investments Ltd.	1,020,432	5,408

7

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
*	Big Shopping Centers Ltd.	55,458	4,730
	REIT 1 Ltd.	913,738	3,917
*	Airport City Ltd.	304,963	3,906
	Mega Or Holdings Ltd.	106,861	2,111
	Sella Capital Real Estate Ltd.	1,020,938	2,108
	Summit Real Estate Holdings Ltd.	173,821	1,928
	YH Dimri Construction & Development Ltd.	32,859	1,776
	Menivim- The New REIT Ltd.	3,250,246	1,375
	Isras Investment Co. Ltd.	7,583	1,320
	Blue Square Real Estate Ltd.	25,366	1,272
	G City Ltd.	391,951	1,230
	Electra Real Estate Ltd.	107,181	1,118
	Israel Canada T.R Ltd.	598,055	1,105
	Africa Israel Residences Ltd.	29,275	1,073
	Gav-Yam Lands Corp. Ltd.	131,672	950
*	IES Holdings Ltd.	13,028	913
	Aura Investments Ltd.	577,364	837
*	Argo Properties NV	57,318	774
	Prashkovsky Investments and Construction Ltd.	34,860	711
*	AFI Properties Ltd.	25,053	668
	Israel Land Development Co. Ltd.	86,046	638
*	Property & Building Corp. Ltd.	12,695	583
*	Norstar Holdings Inc.	144,247	352
			71,835
Italy (0.0%)
	Immobiliare Grande Distribuzione SIIQ SpA	254,325	832
Japan (22.7%)
	Mitsui Fudosan Co. Ltd.	4,514,257	89,662
	Daiwa House Industry Co. Ltd.	3,153,174	80,370
	Mitsubishi Estate Co. Ltd.	5,954,745	73,388
	Sumitomo Realty & Development Co. Ltd.	2,254,367	52,638
	Nippon Building Fund Inc.	8,050	33,755
	Daito Trust Construction Co. Ltd.	326,325	30,928
	Nippon Prologis REIT Inc.	13,017	29,654
	Nomura Real Estate Master Fund Inc.	22,289	26,081
	Japan Real Estate Investment Corp.	6,559	25,989
	GLP J-REIT	22,307	25,487
	Hulic Co. Ltd.	2,837,537	24,431
	Japan Metropolitan Fund Investment	33,096	24,233
	Daiwa House REIT Investment Corp.	10,098	21,485
		Shares	Market Value• ($000)
	Advance Residence Investment Corp.	6,554	17,005
	Orix JREIT Inc.	13,076	16,903
	United Urban Investment Corp.	14,688	16,308
	Tokyu Fudosan Holdings Corp.	2,870,344	14,566
	Nomura Real Estate Holdings Inc.	547,229	13,636
	Tokyo Tatemono Co. Ltd.	994,783	12,599
	Invincible Investment Corp.	28,763	12,419
	Japan Prime Realty Investment Corp.	4,729	12,296
	Japan Hotel REIT Investment Corp.	21,198	11,977
[1]	Sekisui House REIT Inc.	20,812	11,797
	Nippon Accommodations Fund Inc.	2,373	11,535
	Industrial & Infrastructure Fund Investment Corp.	9,760	11,185
	Japan Logistics Fund Inc.	4,427	10,513
	Activia Properties Inc.	3,447	10,044
	LaSalle Logiport REIT	8,426	10,010
	Mitsui Fudosan Logistics Park Inc.	2,583	9,706
	AEON REIT Investment Corp.	8,381	9,608
	Daiwa Securities Living Investments Corp.	10,747	9,138
[1]	Kenedix Office Investment Corp.	3,997	8,837
	Frontier Real Estate Investment Corp.	2,419	8,740
	Mori Hills REIT Investment Corp.	7,678	8,678
	Kenedix Residential Next Investment Corp.	5,099	8,000
	Comforia Residential REIT Inc.	3,196	7,996
	Mitsubishi Estate Logistics REIT Investment Corp.	2,395	7,345
	Hulic REIT Inc.	6,026	6,943
[1]	NTT UD REIT Investment Corp.	6,605	6,366
[1]	Hoshino Resorts REIT Inc.	1,205	6,275
[1]	Mori Trust REIT Inc.	11,889	6,257
	Aeon Mall Co. Ltd.	449,083	6,055
	Daiwa Office Investment Corp.	1,349	5,864
	Tokyu REIT Inc.	4,388	5,862
	Heiwa Real Estate REIT Inc.	4,562	5,343
	Kenedix Retail REIT Corp.	2,863	5,151
	Japan Excellent Inc.	5,974	5,112
	NIPPON REIT Investment Corp.	2,115	4,965
[1]	Ichigo Office REIT Investment Corp.	7,162	4,635
	Katitas Co. Ltd.	237,192	4,632

8

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Heiwa Real Estate Co. Ltd.	151,232	4,327
	Fukuoka REIT Corp.	3,412	4,100
	Global One Real Estate Investment Corp.	4,815	3,726
	Star Asia Investment Corp.	9,090	3,721
	CRE Logistics REIT Inc.	2,652	3,652
	Hankyu Hanshin REIT Inc.	3,267	3,501
	SOSiLA Logistics REIT Inc.	3,422	3,403
[1]	SAMTY Co. Ltd.	189,100	3,087
	Advance Logistics Investment Corp.	3,006	3,047
	Starts Corp. Inc.	156,600	2,959
	Samty Residential Investment Corp.	3,400	2,895
	Mirai Corp.	8,358	2,791
	One REIT Inc.	1,262	2,233
*	Leopalace21 Corp.	845,950	2,232
	Ichigo Inc.	1,148,600	2,198
	Health Care & Medical Investment Corp.	1,697	2,040
	Takara Leben Real Estate Investment Corp.	2,976	2,001
	Starts Proceed Investment Corp.	1,166	1,974
	Keihanshin Building Co. Ltd.	200,700	1,893
	Tosei Corp.	131,400	1,564
*,1	TKP Corp.	75,400	1,513
[1]	Tosei REIT Investment Corp.	1,423	1,358
[1]	ESCON Japan REIT Investment Corp.	1,639	1,352
	Sankei Real Estate Inc.	2,191	1,350
	Sun Frontier Fudousan Co. Ltd.	128,100	1,244
	Mirarth Holdings Inc.	396,852	1,120
	TOC Co. Ltd.	225,729	1,112
*,1	SRE Holdings Corp.	46,500	1,043
	Marimo Regional Revitalization REIT Inc.	1,009	955
	Ichigo Hotel REIT Investment Corp.	1,177	920
	Goldcrest Co. Ltd.	67,640	907
[1]	Tokaido REIT Inc.	1,037	903
[1]	Xymax REIT Investment Corp.	1,111	890
	JSB Co. Ltd.	27,200	866
	Nippon Commercial Development Co. Ltd.	53,400	765
[1]	Arealink Co. Ltd.	41,700	707
	Dear Life Co. Ltd.	121,700	645
	CRE Inc.	67,300	643
[1]	Ooedo Onsen REIT Investment Corp.	1,076	522
	Japan Property Management Center Co. Ltd.	61,000	503
[1]	Star Mica Holdings Co. Ltd.	104,800	496
		Shares	Market Value• ($000)
	Nisshin Group Holdings Co. Ltd.	133,700	461
			960,021
Kuwait (0.3%)
	Mabanee Co. KPSC	2,986,932	7,445
*	Commercial Real Estate Co. KSC	6,952,247	2,321
*	National Real Estate Co. KPSC	5,108,887	1,409
	Kuwait Real Estate Co. KSC	2,652,281	1,001
*	Al Mazaya Holding Co. KSCP	3,054,462	401
			12,577
Malaysia (0.5%)
	Sunway REIT	8,688,734	3,139
	IGB REIT	7,582,400	2,978
	Axis REIT	6,731,700	2,868
	IOI Properties Group Bhd.	8,287,900	2,159
	Sime Darby Property Bhd.	13,966,400	1,476
	Matrix Concepts Holdings Bhd.	4,166,542	1,336
	UOA Development Bhd.	3,352,000	1,293
	Pavilion REIT	3,525,300	1,084
	Mah Sing Group Bhd.	7,544,925	1,025
	SP Setia Bhd. Group	7,765,900	1,005
	Eco World Development Group Bhd. (XKLS)	5,915,800	998
	UEM Sunrise Bhd.	5,522,965	317
*	Eco World Development Group Bhd. Warrants Exp. 4/12/29	1,186,080	28
			19,706
Mexico (1.3%)
	Fibra Uno Administracion SA de CV	13,643,985	18,850
	Corp. Inmobiliaria Vesta SAB de CV	3,123,850	9,867
	Prologis Property Mexico SA de CV	2,552,468	8,817
	TF Administradora Industrial S de RL de CV	3,635,108	6,814
[3]	Macquarie Mexico Real Estate Management SA de CV	3,405,390	5,599
	Concentradora Fibra Danhos SA de CV	3,947,196	5,251
			55,198
Netherlands (0.4%)
	Eurocommercial Properties NV	201,365	4,829
[1,3]	CTP NV	361,094	4,738
	Wereldhave NV	188,312	2,892
	NSI NV	85,870	1,972
[1]	Vastned Retail NV	85,499	1,948
			16,379

9

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
New Zealand (0.6%)
	Goodman Property Trust	5,021,390	6,791
	Precinct Properties New Zealand Ltd.	6,325,753	4,854
	Kiwi Property Group Ltd.	7,377,411	4,207
	Vital Healthcare Property Trust	2,242,632	3,234
	Argosy Property Ltd.	3,978,912	2,758
	Stride Property Group	2,551,429	2,037
			23,881
Norway (0.1%)
[3]	Entra ASA	574,341	5,836
Philippines (1.4%)
	SM Prime Holdings Inc.	54,678,007	33,588
	Ayala Land Inc.	28,541,560	13,794
*	Robinson's Land Corp.	8,746,572	2,282
	AREIT Inc.	3,268,820	1,990
	RL Commercial REIT Inc.	18,466,200	1,925
	Megaworld Corp.	48,155,100	1,743
	MREIT Inc.	4,552,100	1,215
	Filinvest REIT Corp.	8,739,100	828
	Filinvest Land Inc.	41,435,000	592
	DoubleDragon Properties Corp.	1,351,400	192
	Vista Land & Lifescapes Inc.	2,037,182	65
			58,214
Qatar (0.3%)
	Barwa Real Estate Co.	10,061,836	6,948
	United Development Co. QSC	8,145,146	2,519
*	Ezdan Holding Group QSC	7,466,036	1,975
			11,442
Russia (0.0%)
*,2	Etalon Group plc GDR (Registered)	993,429	—
*,2	INGRAD PJSC	43,530	—
			—
Saudi Arabia (1.0%)
*	Dar Al Arkan Real Estate Development Co.	2,497,158	10,779
*	Emaar Economic City	2,613,686	6,776
	Arabian Centres Co. Ltd.	755,603	4,384
	Jadwa REIT Saudi Fund	822,598	2,960
*	Saudi Real Estate Co.	610,171	2,254
	Arriyadh Development Co.	410,294	2,220
	Retal Urban Development Co.	56,177	1,773
	Al Rajhi REIT	565,669	1,492
	Riyad REIT Fund	579,408	1,427
	Derayah REIT	485,784	1,274
	Sedco Capital REIT Fund	425,723	1,145
	Alandalus Property Co.	215,047	1,058
	Musharaka Real Estate Income Fund	352,128	721
	Alkhabeer REIT	335,702	607
	Swicorp Wabel REIT	399,185	543
	Alahli REIT Fund 1	207,105	540
		Shares	Market Value• ($000)
	Al Maather REIT Fund	195,300	473
			40,426
Singapore (6.9%)
	CapitaLand Integrated Commercial Trust	23,819,068	36,370
	CapitaLand Ascendas REIT	15,904,784	34,226
	Capitaland Investment Ltd.	11,618,238	32,522
	Mapletree Logistics Trust	15,286,023	20,004
	Mapletree Industrial Trust	9,493,891	16,971
	Mapletree Pan Asia Commercial Trust	10,937,441	14,488
	Frasers Logistics & Commercial Trust	13,747,452	13,953
	City Developments Ltd.	2,409,190	12,603
	UOL Group Ltd.	2,204,278	11,499
	Suntec REIT	10,695,427	10,842
	Keppel DC REIT	6,285,724	10,163
	CapitaLand Ascott Trust	10,428,913	8,467
	Frasers Centrepoint Trust	5,054,840	8,400
	ESR-LOGOS REIT	26,667,961	6,510
	Keppel REIT	9,322,015	6,096
	Parkway Life REIT	1,827,597	5,323
	Lendlease Global Commercial REIT	8,801,889	4,631
	CapitaLand China Trust	5,529,308	4,611
	CDL Hospitality Trusts	3,967,499	3,763
	PARAGON REIT	5,025,000	3,527
	Capitaland India Trust	3,615,600	2,961
	Cromwell European REIT	1,698,066	2,885
	OUE Commercial REIT	11,571,567	2,825
	Starhill Global REIT	6,684,368	2,635
	AIMS APAC REIT	2,497,976	2,573
	Far East Hospitality Trust	4,977,592	2,318
	Yanlord Land Group Ltd.	2,600,904	1,662
	Hong Fok Corp. Ltd.	1,945,400	1,507
	Manulife US REIT	8,340,110	1,498
	Sasseur REIT	2,505,600	1,356
	Keppel Pacific Oak US REIT	3,662,500	1,321
	First REIT	5,725,726	1,161
	Daiwa House Logistics Trust	2,621,200	1,112
	Prime US REIT	2,905,500	758
	Digital Core REIT Management Pte. Ltd.	1,597,000	697
	EC World REIT	1,194,500	256
*,2	Eagle Hospitality Trust	2,602,300	—
			292,494
South Africa (1.4%)
	NEPI Rockcastle NV	2,186,115	13,196
[1]	Growthpoint Properties Ltd.	16,186,353	11,281
	Redefine Properties Ltd.	31,989,146	6,786
*	Fortress Real Estate Investments Ltd. Class A	5,726,401	4,069
	Resilient REIT Ltd.	1,579,413	3,922

10

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Equites Property Fund Ltd.	3,668,437	3,130
	Vukile Property Fund Ltd.	4,334,799	2,994
	Hyprop Investments Ltd.	1,686,593	2,946
	Attacq Ltd.	3,492,748	1,725
[1]	Stor-Age Property REIT Ltd.	2,231,421	1,610
	Investec Property Fund Ltd.	2,874,680	1,384
	SA Corporate Real Estate Ltd.	11,775,938	1,204
*	Fortress Real Estate Investments Ltd. Class B	4,145,420	1,139
	Fairvest Ltd.	6,272,380	1,062
	Emira Property Fund Ltd.	1,591,565	875
			57,323
South Korea (0.3%)
	JR Global REIT	691,495	2,284
	ESR Kendall Square REIT Co. Ltd.	753,064	2,120
	Shinhan Alpha REIT Co. Ltd.	351,754	1,543
	LOTTE REIT Co. Ltd.	565,700	1,526
	Mirae Asset Maps Asia Pacific Real Estate 1 Investment	441,195	1,329
	SK REITs Co. Ltd.	347,589	1,283
	Koramco Energy Plus REIT	190,811	738
[1]	SK D&D Co. Ltd.	37,982	645
	Korea Real Estate Investment & Trust Co. Ltd.	633,564	637
	D&D Platform REIT Co. Ltd.	254,263	622
	IGIS Value Plus REIT Co. Ltd.	174,001	610
	NH All One REIT Co. Ltd	192,075	486
	Dongwon Development Co. Ltd.	183,880	484
	E KOCREF CR-REIT Co. Ltd.	111,378	414
	Shinhan Seobu T&D REIT Co. Ltd.	135,816	349
			15,070
Spain (0.6%)
	Merlin Properties Socimi SA	1,581,934	13,987
	Inmobiliaria Colonial Socimi SA	1,412,461	9,029
	Lar Espana Real Estate Socimi SA	279,779	1,581
[3]	Aedas Homes SA	60,852	933
*,1,3	Metrovacesa SA	92,329	772
			26,302
Sweden (3.2%)
	Sagax AB Class B	885,844	21,729
[1]	Castellum AB	1,361,538	16,551
*,1	Fastighets AB Balder Class B	3,076,612	14,324
		Shares	Market Value• ($000)
	Wihlborgs Fastigheter AB	1,263,547	10,213
	Fabege AB	1,272,304	10,204
	Hufvudstaden AB Class A	561,255	8,003
	Wallenstam AB Class B	1,998,409	7,930
[1]	Samhallsbyggnadsbolaget i Norden AB	5,168,795	6,080
	Catena AB	152,328	5,843
	Pandox AB Class B	420,537	5,011
	Nyfosa AB	727,823	4,988
	Atrium Ljungberg AB Class B	243,804	4,534
	Dios Fastigheter AB	429,961	3,068
	NP3 Fastigheter AB	133,952	2,578
	Platzer Fastigheter Holding AB Class B	301,759	2,542
	Cibus Nordic Real Estate AB	214,995	2,300
	Corem Property Group AB Class B	2,673,344	2,122
[1]	Akelius Residential Property AB Class D	950,896	1,906
	Sagax AB Class D	525,370	1,388
[1]	Samhallsbyggnadsbolaget i Norden AB Class D	628,918	953
	Heba Fastighets AB Class B	309,500	937
*	K-fast Holding AB Class B	288,162	581
*,1	Neobo Fastigheter AB	585,013	577
*	Klarabo Sverige AB Class B	380,601	516
*	Logistea AB Class B	287,292	355
	Corem Property Group AB	16,394	247
			135,480
Switzerland (2.0%)
	Swiss Prime Site AG (Registered)	363,120	32,870
	PSP Swiss Property AG (Registered)	217,195	25,577
	Allreal Holding AG (Registered)	73,167	12,984
	Mobimo Holding AG (Registered)	34,242	9,183
	Intershop Holding AG	5,776	4,056
*,1	Peach Property Group AG	49,504	773
			85,443
Taiwan (1.2%)
	Ruentex Development Co. Ltd.	9,698,870	11,333
	Highwealth Construction Corp.	6,787,991	9,297
	Huaku Development Co. Ltd.	1,036,854	3,196
	Chong Hong Construction Co. Ltd.	1,039,297	2,704
	Prince Housing & Development Corp.	5,031,478	1,967
	Farglory Land Development Co. Ltd.	969,631	1,939
	Kindom Development Co. Ltd.	1,702,900	1,648
	Sakura Development Co. Ltd.	1,248,524	1,524

11

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Delpha Construction Co. Ltd.	2,093,000	1,506
	ZongTai Real Estate Development Co. Ltd.	839,032	1,352
	Da-Li Development Co. Ltd.	1,261,000	1,297
	Advancetek Enterprise Co. Ltd.	1,222,000	1,287
	Cathay Real Estate Development Co. Ltd.	2,261,100	1,245
	Hung Sheng Construction Ltd.	1,562,520	1,160
	I-Sunny Construction & Development Co. Ltd.	330,258	830
	KEE TAI Properties Co. Ltd.	1,890,869	828
*	Hong Pu Real Estate Development Co. Ltd.	994,194	793
	Radium Life Tech Co. Ltd.	2,555,000	766
	Huang Hsiang Construction Corp.	500,000	757
	Yea Shin International Development Co. Ltd.	806,248	721
*	Shining Building Business Co. Ltd.	2,110,869	664
*	Kuo Yang Construction Co. Ltd.	1,098,802	654
	Yungshin Construction & Development Co. Ltd.	310,000	649
*	King's Town Construction Co. Ltd.	541,000	564
	GTM Holdings Corp.	556,000	518
	Hung Ching Development & Construction Co. Ltd.	461,000	334
*	Chung Lien Co. Ltd.	20,000	33
*,2	Taiwan Land Development Corp.	2,224,000	—
			49,566
Thailand (1.1%)
	Central Pattana PCL	6,388,000	12,765
	Land & Houses PCL (Registered)	16,911,500	4,862
	WHA Corp. PCL	34,683,386	4,482
	CPN Retail Growth Leasehold REIT	9,250,335	3,469
	WHA Premium Growth Freehold & Leasehold REIT Class F	7,367,296	2,354
	Frasers Property THA	7,240,700	2,315
	Supalai PCL	3,249,481	2,020
	Amata Corp. PCL	2,675,123	1,830
	AP Thailand PCL	4,489,620	1,660
	Origin Property PCL Class F	4,652,298	1,613
	Sansiri PCL	27,295,625	1,523
	Quality Houses PCL	19,919,000	1,379
	IMPACT Growth REIT	3,099,900	1,199
	BA Airport Leasehold REIT	3,587,200	1,135
[1]	SC Asset Corp. PCL	8,695,840	1,107
		Shares	Market Value• ($000)
	Bangkok Land PCL	39,981,995	1,090
	Pruksa Holding PCL	2,753,900	1,002
	Hemaraj Leasehold REIT	3,254,200	706
[1]	Singha Estate PCL	11,707,400	556
*	Pruksa Real Estate PCL	3,024,500	549
	Noble Development PCL	2,885,128	415
*	Rabbit Holdings PCL Class F	12,214,624	266
	Sansiri PCL NDVR	1,135,675	63
*	MBK PCL Warrants Exp. 11/15/23	127,968	45
*	Noble Development PCL Warrants Exp. 1/12/24	783,375	5
			48,410
Turkey (0.2%)
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	9,087,940	2,814
	Yeni Gimat Gayrimenkul Ortakligi A/S	900,873	1,560
*	Is Gayrimenkul Yatirim Ortakligi A/S	2,200,448	932
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	4,215,240	856
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	3,060,542	409
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	254,739	223
			6,794
United Arab Emirates (2.0%)
	Emaar Properties PJSC	29,305,978	47,513
	Aldar Properties PJSC	17,139,387	25,280
	Emaar Development PJSC	3,973,785	5,994
	TECOM Group PJSC	3,055,670	2,021
*	RAK Properties PJSC	4,722,537	799
*	Deyaar Development PJSC	4,907,606	711
*	Manazel PJSC	6,155,112	639
			82,957
United Kingdom (7.9%)
	Segro plc	5,723,459	60,256
	Land Securities Group plc Class B	3,558,320	30,195
	UNITE Group plc	1,895,918	22,877
	British Land Co. plc	4,445,510	22,398
	Tritax Big Box REIT plc	8,852,191	17,295
	Derwent London plc	532,747	16,084
	Safestore Holdings plc	1,026,696	12,798
	Shaftesbury Capital plc	8,628,940	12,763
	Big Yellow Group plc	825,909	12,713
	Grainger plc	3,519,583	11,451
	LondonMetric Property plc	4,639,472	11,252
	LXI REIT plc	8,142,904	10,801
	Assura plc	14,071,673	8,996
	Primary Health Properties plc	6,312,559	8,468
	Great Portland Estates plc	1,209,893	8,116
[1]	Hammerson plc	18,830,265	6,651
	Supermarket Income REIT plc	5,935,420	6,531

12

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Sirius Real Estate Ltd.	5,539,805	5,617
	Urban Logistics REIT plc	2,220,509	3,951
	Workspace Group plc	649,527	3,896
	Balanced Commercial Property Trust Ltd.	3,761,756	3,895
	Empiric Student Property REIT plc	2,860,412	3,319
	PRS REIT plc	2,592,996	2,811
	Warehouse Reit plc	2,003,344	2,758
	UK Commercial Property REIT Ltd.	4,051,736	2,735
	Picton Property Income Ltd.	2,583,563	2,479
	Custodian Property Income REIT plc	2,071,397	2,462
	Impact Healthcare REIT plc (XLON)	1,946,324	2,396
	Civitas Social Housing REIT plc	2,922,875	1,960
	Helical plc	506,473	1,905
[2]	Home REIT plc	3,771,148	1,803
	Schroder REIT Ltd.	2,689,747	1,573
	CLS Holdings plc	879,195	1,498
	NewRiver REIT plc	1,466,650	1,494
[3]	Regional REIT Ltd.	2,054,546	1,429
	Standard Life Investment Property Income Trust REIT Ltd.	1,922,506	1,331
	Phoenix Spree Deutschland Ltd.	472,303	1,202
[3]	Triple Point Social Housing REIT plc	1,747,226	1,032
	AEW UK REIT plc	752,988	928
	Ediston Property Investment Co. plc	987,127	809
			332,928
Total Common Stocks (Cost $5,351,020)			4,185,624
		Shares	Market Value• ($000)
Temporary Cash Investments (4.4%)
Money Market Fund (4.4%)
[4,5]	Vanguard Market Liquidity Fund, 4.853% (Cost $184,653)	1,846,905	184,672
Total Investments (103.5%) (Cost $5,535,673)			4,370,296
Other Assets and Liabilities—Net (-3.5%)			(146,459)
Net Assets (100%)			4,223,837
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $174,738,000.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the aggregate value was $73,700,000, representing 1.7% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $185,434,000 was received for securities on loan, of which $178,552,000 is held in Vanguard Market Liquidity Fund and $6,882,000 is held in cash.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2023	6	1,257	25
MSCI EAFE Index	June 2023	220	23,646	1,374
MSCI Emerging Markets Index	June 2023	188	9,251	148
Topix Index	June 2023	22	3,323	105
				1,652

13

Global ex-U.S. Real Estate Index Fund
Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Standard Chartered Bank	6/21/23	AUD	5,731	USD	3,867	—	(66)
State Street Bank & Trust Co.	6/21/23	HKD	106,275	USD	13,590	—	(21)
UBS AG	6/21/23	INR	76,148	USD	924	4	—
Standard Chartered Bank	6/21/23	JPY	407,551	USD	3,060	—	(44)
Royal Bank of Canada	6/21/23	JPY	97,050	USD	739	—	(21)
State Street Bank & Trust Co.	6/21/23	SGD	7,344	USD	5,521	—	(6)
Bank of America, N.A.	6/21/23	USD	4,457	AUD	6,704	11	—
Deutsche Bank AG	6/21/23	USD	610	CAD	829	—	(3)
State Street Bank & Trust Co.	6/21/23	USD	2,157	CHF	2,000	—	(94)
Standard Chartered Bank	6/21/23	USD	3,389	EUR	3,159	—	(103)
Bank of Montreal	6/21/23	USD	2,098	GBP	1,749	—	(102)
Bank of America, N.A.	6/21/23	USD	12,194	HKD	95,294	27	—
Bank of Montreal	6/21/23	USD	2,812	HKD	22,000	3	—
Toronto-Dominion Bank	6/21/23	USD	6,784	JPY	890,240	198	—
Bank of Montreal	6/21/23	USD	2,856	JPY	382,500	26	—
Citibank, N.A.	6/21/23	USD	5,841	SGD	7,828	—	(37)
State Street Bank & Trust Co.	6/21/23	USD	119	ZAR	2,190	—	—
						269	(497)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
SGD—Singapore dollar.
USD—U.S. dollar.
ZAR—South African rand.

See accompanying Notes, which are an integral part of the Financial Statements.
14

Global ex-U.S. Real Estate Index Fund
Statement of Assets and Liabilities
As of April 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $5,351,020)	4,185,624
Affiliated Issuers (Cost $184,653)	184,672
Total Investments in Securities	4,370,296
Investment in Vanguard	146
Cash	11,189
Cash Collateral Pledged—Futures Contracts	1,207
Cash Collateral Pledged—Forward Currency Contracts	10
Foreign Currency, at Value (Cost $2,520)	2,541
Receivables for Investment Securities Sold	14
Receivables for Accrued Income	31,399
Receivables for Capital Shares Issued	28
Variation Margin Receivable—Futures Contracts	100
Unrealized Appreciation—Forward Currency Contracts	269
Total Assets	4,417,199
Liabilities
Payables for Investment Securities Purchased	5,489
Collateral for Securities on Loan	185,434
Payables for Capital Shares Redeemed	96
Payables to Vanguard	312
Unrealized Depreciation—Forward Currency Contracts	497
Deferred Foreign Capital Gains Taxes	1,534
Total Liabilities	193,362
Net Assets	4,223,837
1 Includes $174,738,000 of securities on loan.
15

Global ex-U.S. Real Estate Index Fund
Statement of Assets and Liabilities (continued)
At April 30, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	6,276,857
Total Distributable Earnings (Loss)	(2,053,020)
Net Assets	4,223,837

ETF Shares—Net Assets
Applicable to 88,488,208 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,723,443
Net Asset Value Per Share—ETF Shares	$42.08

Admiral Shares—Net Assets
Applicable to 13,035,934 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	332,634
Net Asset Value Per Share—Admiral Shares	$25.52

Institutional Shares—Net Assets
Applicable to 1,974,742 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	167,760
Net Asset Value Per Share—Institutional Shares	$84.95

See accompanying Notes, which are an integral part of the Financial Statements.
16

Global ex-U.S. Real Estate Index Fund
Statement of Operations

Six Months Ended April 30, 2023
($000)
Investment Income
Income
Dividends[1]	78,980
Interest[2]	162
Securities Lending—Net	1,882
Total Income	81,024
Expenses
The Vanguard Group—Note B
Investment Advisory Services	149
Management and Administrative—ETF Shares	1,609
Management and Administrative—Admiral Shares	158
Management and Administrative—Institutional Shares	70
Marketing and Distribution—ETF Shares	59
Marketing and Distribution—Admiral Shares	8
Marketing and Distribution—Institutional Shares	2
Custodian Fees	254
Shareholders’ Reports—ETF Shares	175
Shareholders’ Reports—Admiral Shares	4
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Other Expenses	124
Total Expenses	2,613
Expenses Paid Indirectly	(1)
Net Expenses	2,612
Net Investment Income	78,412
Realized Net Gain (Loss)
Investment Securities Sold[2,3,4]	(87,157)
Futures Contracts	2,410
Forward Currency Contracts	(520)
Foreign Currencies	609
Realized Net Gain (Loss)	(84,658)
17

Global ex-U.S. Real Estate Index Fund
Statement of Operations (continued)
Six Months Ended April 30, 2023
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,5]	497,826
Futures Contracts	2,002
Forward Currency Contracts	(684)
Foreign Currencies	824
Change in Unrealized Appreciation (Depreciation)	499,968
Net Increase (Decrease) in Net Assets Resulting from Operations	493,722
1	Dividends are net of foreign withholding taxes of $7,458,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $137,000, $3,000, and $4,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized gain (loss) is net of foreign capital gain taxes of $2,000.
4	Includes $5,587,000 of net gain (loss) resulting from in-kind redemptions.
5	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($53,000).

See accompanying Notes, which are an integral part of the Financial Statements.
18

Global ex-U.S. Real Estate Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	78,412	172,729
Realized Net Gain (Loss)	(84,658)	(225,490)
Change in Unrealized Appreciation (Depreciation)	499,968	(1,704,830)
Net Increase (Decrease) in Net Assets Resulting from Operations	493,722	(1,757,591)
Distributions
ETF Shares	(21,147)	(254,915)
Admiral Shares	(1,898)	(25,162)
Institutional Shares	(898)	(10,731)
Total Distributions	(23,943)	(290,808)
Capital Share Transactions
ETF Shares	(45,556)	81,681
Admiral Shares	(17,911)	(10,341)
Institutional Shares	10,145	1,732
Net Increase (Decrease) from Capital Share Transactions	(53,322)	73,072
Total Increase (Decrease)	416,457	(1,975,327)
Net Assets
Beginning of Period	3,807,380	5,782,707
End of Period	4,223,837	3,807,380

See accompanying Notes, which are an integral part of the Financial Statements.
19

Global ex-U.S. Real Estate Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$37.45	$57.39	$47.04	$60.79	$52.99	$59.49
Investment Operations
Net Investment Income[1]	.776	1.679	2.145	1.761	2.033	2.672
Net Realized and Unrealized Gain (Loss) on Investments	4.089	(18.724)	9.312	(11.864)	7.969	(6.240)
Total from Investment Operations	4.865	(17.045)	11.457	(10.103)	10.002	(3.568)
Distributions
Dividends from Net Investment Income	(.235)	(2.895)	(1.107)	(3.647)	(2.202)	(2.932)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.235)	(2.895)	(1.107)	(3.647)	(2.202)	(2.932)
Net Asset Value, End of Period	$42.08	$37.45	$57.39	$47.04	$60.79	$52.99
Total Return	13.00%	-31.15%	24.47%	-17.71%	19.47%	-6.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,723	$3,355	$5,071	$4,219	$5,945	$5,270
Ratio of Total Expenses to Average Net Assets	0.12%[2]	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.70%	3.48%	3.80%	3.44%	3.54%	4.51%
Portfolio Turnover Rate[3]	2%	10%	7%	11%	7%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
20

Global ex-U.S. Real Estate Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$22.73	$34.80	$28.51	$36.84	$32.11	$36.05
Investment Operations
Net Investment Income[1]	.470	1.017	1.302	1.079	1.236	1.620
Net Realized and Unrealized Gain (Loss) on Investments	2.461	(11.332)	5.656	(7.199)	4.828	(3.784)
Total from Investment Operations	2.931	(10.315)	6.958	(6.120)	6.064	(2.164)
Distributions
Dividends from Net Investment Income	(.141)	(1.755)	(.668)	(2.210)	(1.334)	(1.776)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.141)	(1.755)	(.668)	(2.210)	(1.334)	(1.776)
Net Asset Value, End of Period	$25.52	$22.73	$34.80	$28.51	$36.84	$32.11
Total Return[2]	12.90%	-31.06%	24.48%	-17.71%	19.46%	-6.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$333	$313	$499	$421	$617	$475
Ratio of Total Expenses to Average Net Assets	0.12%[3]	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.68%	3.47%	3.80%	3.49%	3.55%	4.51%
Portfolio Turnover Rate[4]	2%	10%	7%	11%	7%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
21

Global ex-U.S. Real Estate Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$75.62	$115.86	$94.98	$122.73	$106.98	$120.11
Investment Operations
Net Investment Income[1]	1.584	3.391	4.376	3.646	4.143	5.543
Net Realized and Unrealized Gain (Loss) on Investments	8.231	(37.785)[2]	18.763	(24.030)	16.064	(12.740)
Total from Investment Operations	9.815	(34.394)	23.139	(20.384)	20.207	(7.197)
Distributions
Dividends from Net Investment Income	(.485)	(5.846)	(2.259)	(7.366)	(4.457)	(5.933)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.485)	(5.846)	(2.259)	(7.366)	(4.457)	(5.933)
Net Asset Value, End of Period	$84.95	$75.62	$115.86	$94.98	$122.73	$106.98
Total Return[3]	12.99%	-31.10%	24.44%	-17.71%	19.46%	-6.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$168	$140	$213	$205	$232	$115
Ratio of Total Expenses to Average Net Assets	0.11%[4]	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	3.74%	3.48%	3.84%	3.55%	3.57%	4.52%
Portfolio Turnover Rate[5]	2%	10%	7%	11%	7%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase and redemption fees of $0.01.
3	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
22

Global ex-U.S. Real Estate Index Fund
Notes to Financial Statements
Vanguard Global ex-U.S. Real Estate Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in
23

Global ex-U.S. Real Estate Index Fund
the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2023, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of
24

Global ex-U.S. Real Estate Index Fund
securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
25

Global ex-U.S. Real Estate Index Fund
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund's understanding of the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2023, the fund had contributed to Vanguard capital in the amount of $146,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2023, custodian fee offset arrangements reduced the fund’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
26

Global ex-U.S. Real Estate Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	205,425	—	—	205,425
Common Stocks—Other	—	3,973,519	6,680	3,980,199
Temporary Cash Investments	184,672	—	—	184,672
Total	390,097	3,973,519	6,680	4,370,296
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,652	—	—	1,652
Forward Currency Contracts	—	269	—	269
Total	1,652	269	—	1,921
Liabilities
Forward Currency Contracts	—	497	—	497
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At April 30, 2023, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	1,652	—	1,652
Unrealized Appreciation—Forward Currency Contracts	—	269	269
Total Assets	1,652	269	1,921

Unrealized Depreciation—Forward Currency Contracts	—	497	497
Total Liabilities	—	497	497
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2023, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	2,410	—	2,410
Forward Currency Contracts	—	(520)	(520)
Realized Net Gain (Loss) on Derivatives	2,410	(520)	1,890
27

Global ex-U.S. Real Estate Index Fund
	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	2,002	—	2,002
Forward Currency Contracts	—	(684)	(684)
Change in Unrealized Appreciation (Depreciation) on Derivatives	2,002	(684)	1,318
F.	As of April 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,599,399
Gross Unrealized Appreciation	216,153
Gross Unrealized Depreciation	(1,443,832)
Net Unrealized Appreciation (Depreciation)	(1,227,679)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2022, the fund had available capital losses totaling $788,813,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended April 30, 2023, the fund purchased $124,265,000 of investment securities and sold $133,752,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $52,841,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
H.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	13,630	317	192,647	3,818
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	(59,186)	(1,400)	(110,966)	(2,600)
Net Increase (Decrease)—ETF Shares	(45,556)	(1,083)	81,681	1,218
Admiral Shares
Issued[1]	22,086	878	80,760	2,822
Issued in Lieu of Cash Distributions	1,549	61	19,717	624
Redeemed[2]	(41,546)	(1,658)	(110,818)	(4,043)
Net Increase (Decrease)—Admiral Shares	(17,911)	(719)	(10,341)	(597)
28

Global ex-U.S. Real Estate Index Fund
	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued[1]	9,994	121	4	—
Issued in Lieu of Cash Distributions	151	2	1,728	16
Redeemed[2]	—	—	—	—
Net Increase (Decrease)—Institutional Shares	10,145	123	1,732	16
1	Includes purchase fees for fiscal 2023 and 2022 of $82,000 and $254,000, respectively (fund totals).
2	Net of redemption fees for fiscal 2023 and 2022 of $103,000 and $326,000, respectively (fund totals).
I.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to April 30, 2023, that would require recognition or disclosure in these financial statements.
29

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Global ex-U.S. Real Estate Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
30

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
31

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard International Equity Index Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Global ex-U.S. Real Estate Index Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q7382 062023

Semiannual Report  |  April 30, 2023
Vanguard Emerging Markets Stock Index Fund

Contents
About Your Fund's Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	74
Liquidity Risk Management	76

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2023
	Beginning Account Value 10/31/2022	Ending Account Value 4/30/2023	Expenses Paid During Period
Based on Actual Fund Return
Emerging Markets Stock Index Fund
Investor Shares	$1,000.00	$1,152.50	$1.55
FTSE Emerging Markets ETF Shares	1,000.00	1,153.70	0.43
Admiral™ Shares	1,000.00	1,153.80	0.75
Institutional Shares	1,000.00	1,154.00	0.53
Institutional Plus Shares	1,000.00	1,153.90	0.43
Based on Hypothetical 5% Yearly Return
Emerging Markets Stock Index Fund
Investor Shares	$1,000.00	$1,023.36	$1.45
FTSE Emerging Markets ETF Shares	1,000.00	1,024.40	0.40
Admiral Shares	1,000.00	1,024.10	0.70
Institutional Shares	1,000.00	1,024.30	0.50
Institutional Plus Shares	1,000.00	1,024.40	0.40
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.29% for Investor Shares, 0.08% for FTSE Emerging Markets ETF Shares, 0.14% for Admiral Shares, 0.10% for Institutional Shares, and 0.08% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Emerging Markets Stock Index Fund
Fund Allocation
As of April 30, 2023

China	34.0%
Taiwan	17.4
India	16.9
Brazil	5.8
Saudi Arabia	4.6
South Africa	3.7
Mexico	3.1
Thailand	2.8
Indonesia	2.4
Malaysia	1.9
United Arab Emirates	1.6
Kuwait	1.0
Turkey	1.0
Qatar	1.0
Other	2.8
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
3

Emerging Markets Stock Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.2%)
Brazil (5.6%)
	Vale SA	53,792,499	780,821
	Petroleo Brasileiro SA	59,811,330	319,814
	Petroleo Brasileiro SA Preference Shares	61,982,461	294,515
	Itau Unibanco Holding SA Preference Shares	54,656,375	284,032
	B3 SA - Brasil Bolsa Balcao	83,971,405	196,637
	Banco Bradesco SA Preference Shares	62,547,887	173,681
	Ambev SA	59,845,654	169,897
	WEG SA	20,594,264	169,782
	Centrais Eletricas Brasileiras SA	18,779,225	127,446
	Localiza Rent a Car SA	10,900,010	126,771
	Itausa SA Preference Shares	71,765,654	124,890
	Banco do Brasil SA	11,838,379	101,727
	Raia Drogasil SA	14,910,149	78,559
	Suzano SA	9,698,085	77,386
	Banco BTG Pactual SA	16,212,684	76,126
	Itau Unibanco Holding SA ADR	13,857,804	71,368
	Equatorial Energia SA	12,978,803	71,142
	Rumo SA	17,565,635	69,378
	Gerdau SA Preference Shares	13,738,134	69,354
	JBS SA	18,577,107	66,669
*	Petro Rio SA	9,419,889	65,628
	BB Seguridade Participacoes SA	9,451,121	65,012
	Banco Bradesco SA	21,725,025	54,097
	Cosan SA	16,601,861	49,861
	Telefonica Brasil SA	5,980,085	49,301
[1]	Rede D'Or Sao Luiz SA	10,705,015	49,085
	Cia Energetica de Minas Gerais Preference Shares	19,479,492	48,232
	Lojas Renner SA	13,544,812	43,015
	CCR SA	15,790,245	42,960
	Hypera SA	5,598,389	41,810
	Vibra Energia SA	15,555,005	41,166
	Klabin SA	10,459,738	40,117
*	Eneva SA	17,056,911	38,814
	Sendas Distribuidora SA	14,487,422	35,697
	Ultrapar Participacoes SA	11,596,019	33,571
*	Embraer SA	8,335,469	32,454
	TOTVS SA	6,283,770	32,327
	Energisa SA	3,792,438	31,782
*	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3,353,944	31,019
*,1	Hapvida Participacoes e Investimentos SA	55,625,522	30,780
*	Natura & Co. Holding SA	13,312,085	29,518
*	Magazine Luiza SA	42,514,137	28,469
	Petroleo Brasileiro SA ADR	2,924,752	27,756
	TIM SA	9,723,682	27,293
	Aliansce Sonae Shopping Centers SA	6,385,254	23,862
[2]	Banco Bradesco SA ADR	8,388,022	23,486
	Transmissora Alianca de Energia Eletrica SA	3,012,292	22,025
	Metalurgica Gerdau SA Preference Shares	9,306,259	21,755
	Engie Brasil Energia SA	2,535,016	20,955
*	Multiplan Empreendimentos Imobiliarios SA	3,960,145	20,564
	Centrais Eletricas Brasileiras SA Preference Shares Class B	2,555,309	18,653
	Kinea Indice de Precos FII	1,012,607	18,600
	Cielo SA	16,389,686	17,941
	Cia Paranaense de Energia ADR	2,268,435	17,558
		Shares	Market Value• ($000)
	CPFL Energia SA	2,631,947	17,487
	Itau Unibanco Holding SA	3,889,912	17,228
	Santos Brasil Participacoes SA	10,012,106	16,982
	Bradespar SA Preference Shares	3,567,484	16,951
[2]	Banco Santander Brasil SA ADR	3,101,965	16,782
	Cia Siderurgica Nacional SA	5,885,582	16,768
	EDP - Energias do Brasil SA	3,654,995	16,488
	Auren Energia SA	5,045,886	15,964
	Atacadao SA	7,360,775	15,864
*	3R Petroleum Oleo E Gas SA	2,379,732	15,110
[1]	GPS Participacoes e Empreendimentos SA	5,901,318	14,896
	Cia Paranaense de Energia Preference Shares	9,078,620	14,598
	Sao Martinho SA	2,274,987	14,322
*	BRF SA	11,238,343	14,285
	Tres Tentos Agroindustrial SA	6,328,471	13,766
	Porto Seguro SA	2,646,136	13,332
	Arezzo Industria e Comercio SA	925,967	12,323
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,883,238	12,029
	SLC Agricola SA	1,368,258	11,933
	Caixa Seguridade Participacoes SA	6,283,200	11,917
*	Cia de Saneamento do Parana	3,103,030	11,820
*,2	Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	1,274,724	11,791
	CSHG Logistica FI Imobiliario	350,492	11,419
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista Preference Shares	2,292,246	10,593
*	Cogna Educacao SA	25,742,500	10,529
	Grupo De Moda Soma SA	6,248,790	10,524
	Raizen SA Preference Shares	16,402,435	10,490
	Banco Santander Brasil SA	1,916,877	10,326
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	7,137,089	10,303
	Kinea Rendimentos Imobiliarios FII	528,734	10,280
	Petroreconcavo SA	2,601,296	10,264
	Fleury SA	3,494,585	10,173
	M Dias Branco SA	1,734,445	9,945
	Kinea Renda Imobiliaria FII	339,410	9,935
	Neoenergia SA	3,142,659	9,735
	FII Iridium	592,403	9,383
	Unipar Carbocloro SA Preference Shares Class B	683,473	8,941
	Cia de Saneamento de Minas Gerais Copasa MG	2,574,370	8,795
	Alupar Investimento SA	1,618,829	8,776
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	3,542,440	8,679
*	Azul SA Preference Shares	3,892,842	8,476
	Odontoprev SA	4,105,974	8,232
*	Log-in Logistica Intermodal SA	1,045,500	8,106
*	Via SA	21,595,573	7,967
	Grendene SA	4,797,397	7,858
	XP Log FII	375,000	7,518
*	Braskem SA Preference Shares Class A	1,887,969	7,491
	AES Brasil Energia SA	3,456,100	7,400
	Cia Energetica de Minas Gerais ADR	3,055,900	7,395
[2]	Cia Siderurgica Nacional SA ADR	2,553,679	7,278
*	Omega Energia SA	3,903,647	7,232
*	Embraer SA ADR	454,270	7,018
*	IRB-Brasil Resseguros SA	1,087,477	6,861
4

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	YDUQS Participacoes SA	4,140,350	6,740
	CSN Mineracao SA	7,209,614	6,707
	Minerva SA	3,750,157	6,428
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	2,991,742	6,382
	SIMPAR SA	4,098,800	6,303
*,1	Locaweb Servicos de Internet SA	5,936,844	6,261
	Pet Center Comercio e Participacoes SA	4,898,895	6,060
*	Grupo Mateus SA	5,441,108	6,011
	MRV Engenharia e Participacoes SA	4,126,213	5,956
	Gerdau SA ADR	1,163,445	5,806
	Marcopolo SA Preference Shares	7,929,831	5,708
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	550,672	5,686
	Marfrig Global Foods SA	4,317,477	5,635
*	Cia Brasileira de Distribuicao	1,817,883	5,467
	Vivara Participacoes SA	1,270,700	5,429
*	Dexco SA	4,587,118	5,417
	Banco Pan SA Preference Shares	4,999,391	5,372
	Cia Energetica de Minas Gerais	1,300,200	5,266
*	Alpargatas SA Preference Shares	3,242,554	4,817
*	Smartfit Escola de Ginastica e Danca SA	1,521,000	4,650
[2]	Sendas Distribuidora SA ADR	371,679	4,561
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	997,000	4,511
	Tupy SA	958,992	4,288
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	881,686	4,271
	Ez Tec Empreendimentos e Participacoes SA	1,435,978	4,183
	Randon SA Implementos e Participacoes Preference Shares	2,515,734	4,166
	Iochpe Maxion SA	1,789,849	4,073
	Centrais Eletricas Brasileiras SA ADR	604,277	4,061
	Boa Vista Servicos SA	2,662,860	4,015
*	Gol Linhas Aereas Inteligentes SA Preference Shares	2,985,415	3,974
	CM Hospitalar SA	1,237,300	3,939
	Wilson Sons Holdings Brasil SA	1,893,434	3,796
	EcoRodovias Infraestrutura e Logistica SA	3,042,171	3,763
[2]	TIM SA ADR	270,227	3,762
*	Oncoclinicas do Brasil Servicos Medicos SA	2,062,600	3,734
	Direcional Engenharia SA	1,140,143	3,589
	JHSF Participacoes SA	4,590,500	3,571
*	Taurus Armas SA Preference Shares	972,500	3,334
*	Light SA	5,091,452	3,287
	Movida Participacoes SA	1,886,350	3,256
	Cia Paranaense de Energia	2,165,400	3,087
	Mahle Metal Leve SA	525,673	3,030
	Vulcabras Azaleia SA	1,122,178	2,995
*	Braskem SA Class A ADR	375,062	2,948
*	Hidrovias do Brasil SA	5,523,700	2,835
	Hospital Mater Dei SA	1,667,026	2,807
	Ambipar Participacoes e Empreendimentos SA	659,848	2,712
*	Enauta Participacoes SA	1,124,630	2,604
*	Zamp SA	3,092,911	2,604
	Fras-Le SA	1,379,772	2,595
	Instituto Hermes Pardini SA	625,360	2,539
	Blau Farmaceutica SA	609,500	2,429
	Armac Locacao Logistica E Servicos SA	984,150	2,393
	Mills Estruturas e Servicos de Engenharia SA	1,268,229	2,327
	Camil Alimentos SA	1,569,100	2,265
	Usinas Siderurgicas de Minas Gerais SA Usiminas	1,472,000	2,081
[2]	Centrais Eletricas Brasileiras SA ADR (XNYS)	291,660	2,074
	LOG Commercial Properties e Participacoes SA	620,218	2,038
	Grupo SBF SA	1,292,568	1,990
	Bradespar SA	434,936	1,986
*	Anima Holding SA	4,283,775	1,984
		Shares	Market Value• ($000)
	Qualicorp Consultoria e Corretora de Seguros SA	2,491,484	1,983
	Iguatemi SA (BVMF)	479,752	1,958
*	Diagnosticos da America SA	1,153,565	1,954
*	Lojas Quero Quero SA	2,219,561	1,829
	Cia Brasileira de Aluminio	1,673,285	1,771
*	CVC Brasil Operadora e Agencia de Viagens SA	3,219,162	1,756
*	Wiz Co.	1,191,824	1,412
	Empreendimentos Pague Menos SA	2,110,700	1,244
*	Infracommerce CXAAS SA	4,931,787	1,187
*	Guararapes Confeccoes SA	1,354,560	1,149
*,1	Meliuz SA	6,617,450	1,141
[2]	Cia Brasileira de Distribuicao ADR	354,344	1,074
	Multilaser Industrial SA	2,614,900	1,043
*	BRPR Corporate Offices Fundo de Investimento Imobiliario	70,416	830
*	3R Petroleum Oleo E Gas SA Rights Exp. 5/19/23	431,328	664
	FII Hectare Ce	34,069	342
	BR Properties SA	16,516	210
	Iguatemi SA Preference Shares	103,420	186
*	Localiza Rent a Car SA Rights Exp. 5/11/23	48,771	168
	Iguatemi SA	234,000	115
*	Meliuz SA Rights Exp. 5/25/23	45,003	5
	Vale SA Class B ADR	9	—
*,3	Oi SA ADR	1	—
			5,494,295
Chile (0.7%)
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,619,356	109,629
	Banco de Chile	610,216,071	64,971
	Empresas Copec SA	6,805,702	47,355
*	Cencosud SA	18,542,895	37,786
	Enel Americas SA	264,142,391	35,993
	Banco Santander Chile	605,789,235	28,967
	Empresas CMPC SA	16,763,345	26,269
	Cia Sud Americana de Vapores SA	241,317,800	24,659
	Falabella SA	10,874,929	23,319
	Banco de Credito e Inversiones SA	746,764	22,526
[2]	Sociedad Quimica y Minera de Chile SA ADR	322,487	21,761
	Enel Chile SA	332,516,941	18,948
	Quinenco SA	3,729,286	15,314
	Cia Cervecerias Unidas SA	1,856,319	15,154
	Colbun SA	100,182,068	14,025
*	Parque Arauco SA	9,438,611	13,376
	Embotelladora Andina SA Preference Shares Class B	5,197,180	13,019
[2]	Banco Santander Chile ADR	603,343	11,554
	Aguas Andinas SA Class A	37,741,645	11,408
	Cencosud Shopping SA	6,728,870	10,716
	Banco Itau Chile SA	4,467,724,882	10,073
	Empresa Nacional de Telecomunicaciones SA	1,887,709	7,853
	SMU SA	41,628,312	7,271
	CAP SA	1,015,255	7,107
*	Engie Energia Chile SA	6,987,554	5,410
	Plaza SA	4,153,663	5,343
	Inversiones Aguas Metropolitanas SA	6,741,307	4,678
	Sociedad de Inversiones Oro Blanco SA	487,268,262	4,317
	Vina Concha y Toro SA	3,167,079	3,784
	SONDA SA	7,171,699	3,623
	Inversiones La Construccion SA	449,396	2,839
	Ripley Corp. SA	13,226,921	2,675
	Enel Chile SA ADR	317,278	892
			632,614
China (33.4%)
	Tencent Holdings Ltd.	83,082,244	3,690,191
*	Alibaba Group Holding Ltd.	203,412,860	2,150,812

5

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*,1	Meituan Class B	65,152,286	1,113,482
	China Construction Bank Corp. Class H	1,288,018,103	861,074
	Ping An Insurance Group Co. of China Ltd. Class H	86,242,313	629,183
	Industrial & Commercial Bank of China Ltd. Class H	1,095,790,614	589,540
	JD.com Inc. Class A	32,725,393	584,078
*	Baidu Inc. Class A	31,031,015	467,076
	NetEase Inc.	25,361,711	451,499
	Bank of China Ltd. Class H	1,045,633,735	417,582
*	PDD Holdings Inc. ADR	6,051,821	412,432
	BYD Co. Ltd. Class H	12,950,316	392,735
	Yum China Holdings Inc. (XHKG)	5,242,200	320,815
*,1	Wuxi Biologics Cayman Inc.	49,039,066	292,412
*,1	Xiaomi Corp. Class B	202,938,400	288,052
	China Merchants Bank Co. Ltd. Class H	54,929,295	265,151
*	Trip.com Group Ltd.	7,428,953	264,136
	China Petroleum & Chemical Corp. Class H	356,638,822	233,747
	Li Ning Co. Ltd.	31,490,074	225,205
	ANTA Sports Products Ltd.	17,326,005	215,297
	PetroChina Co. Ltd. Class H	283,910,227	197,214
	China Life Insurance Co. Ltd. Class H	98,532,734	189,297
*,1	Kuaishou Technology	27,077,600	179,258
	China Resources Land Ltd.	38,202,325	177,899
	Kweichow Moutai Co. Ltd. Class A	682,964	173,856
*	Li Auto Inc. Class A	14,675,123	173,810
*	China Mengniu Dairy Co. Ltd.	42,724,920	172,462
	China Resources Beer Holdings Co. Ltd.	21,926,124	169,375
*	BeiGene Ltd.	8,579,600	168,366
	ZTO Express Cayman Inc.	6,032,384	166,087
	China Shenhua Energy Co. Ltd. Class H	46,240,860	153,591
	Agricultural Bank of China Ltd. Class H	389,156,343	150,461
	ENN Energy Holdings Ltd.	10,550,755	144,668
*	KE Holdings Inc. ADR	8,867,367	139,129
*	H World Group Ltd. ADR (XNGS)	2,941,352	137,949
	China Overseas Land & Investment Ltd.	53,053,841	134,552
[1]	Nongfu Spring Co. Ltd. Class H	24,292,200	131,803
*	NIO Inc. ADR	16,622,939	130,823
	Zijin Mining Group Co. Ltd. Class H	73,845,097	125,024
	Kweichow Moutai Co. Ltd. Class A (XSHG)	487,376	124,067
	China Pacific Insurance Group Co. Ltd. Class H	40,972,392	122,386
	CSPC Pharmaceutical Group Ltd.	115,822,529	117,942
	PICC Property & Casualty Co. Ltd. Class H	93,688,207	113,312
	Haier Smart Home Co. Ltd. Class H	33,213,055	108,261
*,1	JD Health International Inc.	14,296,890	103,168
	Shenzhou International Group Holdings Ltd.	10,516,241	101,010
[1]	Postal Savings Bank of China Co. Ltd. Class H	151,461,010	98,751
	Contemporary Amperex Technology Co. Ltd. Class A	2,903,209	97,149
	Sunny Optical Technology Group Co. Ltd.	9,070,375	95,849
	Geely Automobile Holdings Ltd.	75,583,743	93,833
*,1	Innovent Biologics Inc.	19,227,820	92,449
[2]	Yankuang Energy Group Co. Ltd. Class H	26,652,023	91,432
*	New Oriental Education & Technology Group Inc.	18,836,950	85,548
	CITIC Ltd.	67,856,026	85,179
*	Vipshop Holdings Ltd. ADR	5,376,395	84,409
[1]	China Tower Corp. Ltd. Class H	650,684,936	83,043
	CITIC Securities Co. Ltd. Class H	37,187,938	78,303
	Ping An Insurance Group Co. of China Ltd. Class A	10,301,800	77,246
	Sino Biopharmaceutical Ltd.	136,035,444	75,513
	Tsingtao Brewery Co. Ltd. Class H	6,981,786	74,744
[1]	Longfor Group Holdings Ltd.	26,332,601	72,059
*	GCL Technology Holdings Ltd.	283,121,000	71,089
*,1,2	SenseTime Group Inc. Class B	212,455,000	70,944
*,2	XPeng Inc. Class A	14,541,065	69,433
	COSCO SHIPPING Holdings Co. Ltd. Class H	58,474,105	67,919
		Shares	Market Value• ($000)
*	Bilibili Inc.	3,252,061	66,157
	Bank of Communications Co. Ltd. Class H	100,103,609	64,657
	Xinyi Solar Holdings Ltd.	59,954,000	64,456
	Wuliangye Yibin Co. Ltd. Class A (XSHE)	2,628,498	64,219
*	Tencent Music Entertainment Group ADR	8,617,218	63,854
	Sinopharm Group Co. Ltd. Class H	17,664,225	62,572
	China CITIC Bank Corp. Ltd. Class H	109,595,476	59,287
	China Resources Power Holdings Co. Ltd.	26,467,149	57,625
[2]	Great Wall Motor Co. Ltd. Class H	47,200,375	57,281
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	32,948,644	56,223
*	Full Truck Alliance Co. Ltd. ADR	8,748,740	55,992
*	Kingdee International Software Group Co. Ltd.	35,759,284	54,986
	Kingsoft Corp. Ltd.	12,189,678	53,582
	China Gas Holdings Ltd.	40,789,893	52,475
	Anhui Conch Cement Co. Ltd. Class H	16,593,635	52,395
	China Railway Group Ltd. Class H	66,020,604	50,759
*,1,2	Haidilao International Holding Ltd.	20,696,000	50,600
	People's Insurance Co. Group of China Ltd. Class H	128,501,422	50,540
[1]	China International Capital Corp. Ltd. Class H	23,424,340	49,221
	China Longyuan Power Group Corp. Ltd. Class H	46,736,493	49,048
	China National Building Material Co. Ltd. Class H	63,991,473	48,013
	Kunlun Energy Co. Ltd.	51,760,541	47,982
*	Alibaba Health Information Technology Ltd.	66,180,112	47,703
	China Vanke Co. Ltd. Class H	29,958,500	46,834
[2]	Country Garden Holdings Co. Ltd.	179,360,995	46,203
*,2	Zai Lab Ltd.	12,947,420	45,330
	Tingyi Cayman Islands Holding Corp.	25,928,000	45,310
	Country Garden Services Holdings Co. Ltd.	28,584,827	44,923
[1]	CGN Power Co. Ltd. Class H	168,575,514	44,515
[1]	China Resources Mixc Lifestyle Services Ltd.	8,179,000	43,362
	Hengan International Group Co. Ltd.	9,696,526	43,309
	China Tourism Group Duty Free Corp. Ltd. Class A	1,853,922	43,254
	Industrial & Commercial Bank of China Ltd. Class A (XSSC)	62,009,776	42,283
	China Merchants Bank Co. Ltd. Class A (XSSC)	8,383,249	40,801
*	Wanhua Chemical Group Co. Ltd. Class A	3,018,967	40,247
	Contemporary Amperex Technology Co. Ltd. Class A (XSHE)	1,197,540	40,073
	China Merchants Bank Co. Ltd. Class A (XSHG)	8,160,729	39,718
	China Resources Gas Group Ltd.	12,553,705	39,624
	Zhongsheng Group Holdings Ltd.	9,232,906	39,439
	BYD Co. Ltd. Class A (XSHE)	1,048,548	38,855
	Guangdong Investment Ltd.	40,610,021	38,822
	Haitong Securities Co. Ltd. Class H	57,378,870	38,111
*,1	Akeso Inc.	6,931,000	38,066
	New China Life Insurance Co. Ltd. Class H	13,078,312	37,450
[1]	China Feihe Ltd.	55,394,000	37,407
	CRRC Corp. Ltd. Class H	57,415,000	37,153
*	Huaneng Power International Inc. Class H	59,126,822	36,846
	Anhui Gujing Distillery Co. Ltd. Class B	2,072,228	36,751
*	iQIYI Inc. ADR	5,978,231	36,467
*,1	JD Logistics Inc.	23,239,246	36,314
*	Daqo New Energy Corp. ADR	790,745	36,311
	Aluminum Corp. of China Ltd. Class H	61,033,237	36,257
*	TAL Education Group ADR	6,156,405	36,077
*	Genscript Biotech Corp.	13,568,320	35,866
	Yum China Holdings Inc.	579,219	35,437
*,1,2	Hygeia Healthcare Holdings Co. Ltd.	4,730,684	34,861
*	Kanzhun Ltd. ADR	1,880,147	34,764
	China Yangtze Power Co. Ltd. Class A	10,968,598	34,677
	China Oilfield Services Ltd. Class H	28,820,348	33,899
	China Minsheng Banking Corp. Ltd. Class H	92,210,594	33,873
*	Tongcheng Travel Holdings Ltd.	15,920,800	33,867

6

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Yangzijiang Shipbuilding Holdings Ltd.	36,122,698	33,686
	China Yangtze Power Co. Ltd. Class A (XSHG)	10,608,191	33,538
	China Conch Venture Holdings Ltd.	20,987,518	33,486
	Zhuzhou CRRC Times Electric Co. Ltd.	8,280,179	33,419
	Jiangxi Copper Co. Ltd. Class H	18,584,722	33,061
	Weichai Power Co. Ltd. Class H	22,363,294	33,056
	BYD Electronic International Co. Ltd.	10,871,029	32,969
[1]	Yadea Group Holdings Ltd.	14,084,000	32,929
*,1,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	10,569,193	32,902
	Industrial Bank Co. Ltd. Class A	13,205,465	32,895
	BYD Co. Ltd. Class A (XSEC)	884,269	32,767
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A (XSHG)	895,226	32,164
[1]	Ganfeng Lithium Group Co. Ltd. Class H	4,862,840	32,084
	Luzhou Laojiao Co. Ltd. Class A (XSHE)	978,199	31,964
	ZTE Corp. Class H	9,919,439	31,948
	Guangzhou Automobile Group Co. Ltd. Class H	51,042,820	31,857
*	Foshan Haitian Flavouring & Food Co. Ltd. Class A	3,078,755	31,444
	Kingboard Holdings Ltd.	10,259,608	31,422
	CMOC Group Ltd. Class H	50,978,171	31,251
	China State Construction International Holdings Ltd.	25,060,728	31,158
	China Merchants Port Holdings Co. Ltd.	20,952,671	31,090
	China Hongqiao Group Ltd.	31,073,500	30,607
	Agricultural Bank of China Ltd. Class A (XSSC)	61,419,695	30,335
	China Galaxy Securities Co. Ltd. Class H	55,843,875	30,332
	WuXi AppTec Co. Ltd. Class A (XSSC)	3,099,706	30,313
	C&D International Investment Group Ltd.	9,808,966	30,208
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	668,171	30,138
	Beijing Enterprises Holdings Ltd.	7,236,267	30,030
	Shanghai Baosight Software Co. Ltd. Class B	8,529,372	29,206
	PetroChina Co. Ltd. Class A	25,360,969	28,975
[1,2]	Smoore International Holdings Ltd.	24,736,000	28,917
	China Medical System Holdings Ltd.	17,241,584	28,623
	Aier Eye Hospital Group Co. Ltd. Class A	6,595,557	28,079
	Fuyao Glass Industry Group Co. Ltd. Class A (XSHG)	5,699,432	27,972
	Minth Group Ltd.	9,621,006	27,858
*,2	Microport Scientific Corp.	12,535,743	27,815
	Qifu Technology Inc. Class A ADR	1,574,237	27,770
	TravelSky Technology Ltd. Class H	13,444,867	26,838
	China State Construction Engineering Corp. Ltd. Class A	28,223,770	26,809
*,2	Canadian Solar Inc.	712,888	26,676
	China Power International Development Ltd.	70,252,063	26,668
*	JinkoSolar Holding Co. Ltd. ADR	537,244	26,653
	GF Securities Co. Ltd. Class A	11,995,955	26,618
*,1	China Literature Ltd.	5,714,164	26,400
	Beijing Kingsoft Office Software Inc. Class A (XSHG)	413,289	26,331
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	3,740,743	26,316
	Muyuan Foods Co. Ltd. Class A (XSHE)	3,724,631	25,757
	Agricultural Bank of China Ltd. Class A (XSHG)	52,073,300	25,719
[2]	Yuexiu Property Co. Ltd.	17,740,332	25,664
	China Coal Energy Co. Ltd. Class H	29,699,653	25,518
*	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	24,508,261	25,194
	Wuliangye Yibin Co. Ltd. Class A	1,030,862	25,186
*	GDS Holdings Ltd. Class A	12,871,944	24,923
*	RLX Technology Inc. ADR	10,126,454	24,911
[1]	Hansoh Pharmaceutical Group Co. Ltd.	13,637,000	24,878
	Ping An Bank Co. Ltd. Class A (XSHE)	13,427,704	24,381
	LONGi Green Energy Technology Co. Ltd. Class A	4,802,541	24,260
		Shares	Market Value• ($000)
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	11,899,426	24,191
*,1	Hua Hong Semiconductor Ltd.	5,876,606	24,148
[1]	WuXi AppTec Co. Ltd. Class H	2,738,619	24,086
[1,2]	Pop Mart International Group Ltd.	9,861,800	23,923
*	Zhaojin Mining Industry Co. Ltd. Class H	14,919,167	23,750
	Zijin Mining Group Co. Ltd. Class A (XSSC)	12,755,600	23,727
	China Taiping Insurance Holdings Co. Ltd.	20,497,200	23,544
	CRRC Corp. Ltd. Class A	23,269,989	23,518
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A (XSHE)	1,085,941	23,479
[1]	China Resources Pharmaceutical Group Ltd.	23,587,126	23,431
[1]	Huatai Securities Co. Ltd. Class H	18,068,608	23,338
	Bosideng International Holdings Ltd.	46,509,764	22,938
	Bank of China Ltd. Class A (XSSC)	42,708,200	22,641
	Sungrow Power Supply Co. Ltd. Class A	1,380,992	22,557
	Autohome Inc. ADR	759,399	22,516
	East Money Information Co. Ltd. Class A	9,634,851	22,453
	Shanghai Pudong Development Bank Co. Ltd. Class A	20,360,531	22,361
[1]	Topsports International Holdings Ltd.	25,043,000	22,324
	Shenzhen Inovance Technology Co. Ltd. Class A	2,494,228	22,289
	Bank of Communications Co. Ltd. Class A (XSSC)	27,537,839	22,156
	Luxshare Precision Industry Co. Ltd. Class A (XSHE)	5,848,583	22,119
	Foxconn Industrial Internet Co. Ltd. Class A	9,484,900	22,096
	SF Holding Co. Ltd. Class A	2,690,979	21,954
	Shandong Gold Mining Co. Ltd. Class A (XSSC)	5,903,446	21,942
*	Chinasoft International Ltd.	32,831,155	21,887
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (XSHE)	483,587	21,812
	Zijin Mining Group Co. Ltd. Class A (XSHG)	11,720,200	21,801
	MINISO Group Holding Ltd. ADR	1,182,079	21,798
	China Everbright Environment Group Ltd.	50,948,203	21,629
	Inner Mongolia Yitai Coal Co. Ltd. Class B	14,547,796	21,577
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	27,440,642	21,535
[1]	3SBio Inc.	21,480,086	21,522
*	Chindata Group Holdings Ltd. ADR	3,401,076	21,461
	Haitian International Holdings Ltd.	8,234,180	21,395
	Fosun International Ltd.	30,170,125	21,159
*	Air China Ltd. Class H	23,895,808	21,152
	Tsingtao Brewery Co. Ltd. Class A (XSHG)	1,231,251	20,815
	China Overseas Property Holdings Ltd.	18,732,311	20,802
	China Petroleum & Chemical Corp. Class A	21,425,401	20,796
*	China Southern Airlines Co. Ltd. Class H	29,427,638	20,612
[2]	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	7,199,109	20,579
	Jiangsu Expressway Co. Ltd. Class H	20,202,976	20,465
*	Beijing Capital International Airport Co. Ltd. Class H	25,570,447	19,921
	China United Network Communications Ltd. Class A	25,275,944	19,871
[1,2]	Jiumaojiu International Holdings Ltd.	8,841,000	19,865
	JOYY Inc. ADR	633,159	19,267
	Dongfeng Motor Group Co. Ltd. Class H	39,883,430	19,082
	China Three Gorges Renewables Group Co. Ltd. Class A	24,298,900	19,044
	China Traditional Chinese Medicine Holdings Co. Ltd.	34,830,802	19,041
	China Communications Services Corp. Ltd. Class H	34,610,821	18,966
[2]	Flat Glass Group Co. Ltd. Class H	6,730,000	18,920
[2]	Xtep International Holdings Ltd.	16,141,291	18,825
	AviChina Industry & Technology Co. Ltd. Class H	34,769,476	18,793
	Tongwei Co. Ltd. Class A	3,228,085	18,610
	Bank of Ningbo Co. Ltd. Class A (XSHE)	4,628,377	18,327

7

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
[1]	China Merchants Securities Co. Ltd. Class H	17,694,056	17,961
	Sany Heavy Equipment International Holdings Co. Ltd.	13,403,954	17,779
	Zhejiang Expressway Co. Ltd. Class H	21,357,477	17,724
*	Yihai International Holding Ltd.	6,653,648	17,659
*	Weibo Corp. ADR	1,004,897	17,596
	Chongqing Zhifei Biological Products Co. Ltd. Class A	1,493,651	17,582
	Hangzhou Tigermed Consulting Co. Ltd. Class A	1,329,049	17,490
	Far East Horizon Ltd.	19,391,130	17,445
	NAURA Technology Group Co. Ltd. Class A (XSHE)	356,900	17,291
	Eve Energy Co. Ltd. Class A	1,816,038	17,228
	China Jinmao Holdings Group Ltd.	91,931,771	17,175
	Hello Group Inc. ADR	2,052,981	17,163
	China CITIC Bank Corp. Ltd. Class A (XSSC)	18,048,766	16,952
	Shenzhen International Holdings Ltd.	18,629,478	16,772
*,1	Keymed Biosciences Inc.	2,097,000	16,754
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	3,908,692	16,691
	Haier Smart Home Co. Ltd. Class A (XSSC)	4,850,507	16,639
[1]	CSC Financial Co. Ltd. Class H	16,335,500	16,630
*,1,2	New Horizon Health Ltd.	4,602,000	16,514
	China Vanke Co. Ltd. Class A (XSHE)	7,517,097	16,434
*,1,2	Alphamab Oncology	8,383,000	16,421
	JA Solar Technology Co. Ltd. Class A (XSHE)	2,807,476	16,380
	SF Holding Co. Ltd. Class A (XSHE)	2,007,024	16,374
	Dongyue Group Ltd.	16,058,339	16,341
	Lufax Holding Ltd. ADR	9,584,496	16,294
	Poly Developments & Holdings Group Co. Ltd. Class A	8,102,570	16,291
	China Shenhua Energy Co. Ltd. Class A (XSHG)	3,865,330	16,255
	Guotai Junan Securities Co. Ltd. Class A (XSHG)	7,416,600	16,224
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A (XSHG)	2,290,099	16,111
	Huatai Securities Co. Ltd. Class A (XSSC)	7,927,031	16,110
	Nine Dragons Paper Holdings Ltd.	22,212,910	15,411
[1]	China Railway Signal & Communication Corp. Ltd. Class H	32,464,798	15,246
	Kingboard Laminates Holdings Ltd.	14,787,799	15,240
	Shaanxi Coal Industry Co. Ltd. Class A (XSHG)	5,369,334	15,195
	Industrial Bank Co. Ltd. Class A (XSHG)	6,058,401	15,091
*,1,2	Weimob Inc.	28,681,000	14,846
	CSC Financial Co. Ltd. Class A	4,035,310	14,794
	China Cinda Asset Management Co. Ltd. Class H	123,854,276	14,733
	Greentown China Holdings Ltd.	12,168,719	14,625
	Uni-President China Holdings Ltd.	14,598,000	14,576
*	Qinghai Salt Lake Industry Co. Ltd. Class A	4,924,267	14,546
	COSCO SHIPPING Ports Ltd.	21,845,359	14,374
	Sinotruk Hong Kong Ltd.	9,385,467	14,343
	Beijing Enterprises Water Group Ltd.	56,328,691	14,304
	SSY Group Ltd.	20,337,775	14,225
	China Resources Cement Holdings Ltd.	31,123,076	14,090
	Metallurgical Corp. of China Ltd. Class H	45,755,885	13,961
[1,2]	Jinxin Fertility Group Ltd.	21,003,000	13,863
	Orient Securities Co. Ltd. Class A (XSSC)	8,907,177	13,814
	Luzhou Laojiao Co. Ltd. Class A	418,100	13,662
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	346,206	13,614
	Grand Pharmaceutical Group Ltd.	20,880,710	13,596
	Ganfeng Lithium Group Co. Ltd. Class A (XSHE)	1,442,030	13,571
	China Shenhua Energy Co. Ltd. Class A (XSSC)	3,198,248	13,449
*	Hollysys Automation Technologies Ltd.	839,629	13,400
[2]	Xinte Energy Co. Ltd. Class H	5,396,400	13,362
	China Everbright Bank Co. Ltd. Class H	41,714,956	13,360
	NARI Technology Co. Ltd. Class A (XSHG)	3,534,470	13,360
		Shares	Market Value• ($000)
*,1,2	Ping An Healthcare & Technology Co. Ltd.	5,325,995	13,314
	China Everbright Bank Co. Ltd. Class A (XSSC)	28,764,894	13,302
	Fufeng Group Ltd.	21,778,495	13,200
*	Tianqi Lithium Corp. Class A (XSHE)	1,277,887	13,194
*,1,2	East Buy Holding Ltd.	3,767,000	13,059
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	17,172,573	13,004
[2]	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	4,289,000	12,984
*,2	China Ruyi Holdings Ltd.	53,294,709	12,973
	Power Construction Corp. of China Ltd. Class A	11,652,108	12,961
	360 Security Technology Inc. Class A	5,601,095	12,943
*,1,2	China Tourism Group Duty Free Corp. Ltd. Class H	600,000	12,835
	China Datang Corp. Renewable Power Co. Ltd. Class H	32,659,000	12,683
	East Money Information Co. Ltd. Class A (XSHE)	5,441,691	12,681
[2]	Poly Property Services Co. Ltd. Class H	2,048,000	12,667
[1,2]	Dali Foods Group Co. Ltd.	30,190,548	12,564
	Chongqing Changan Automobile Co. Ltd. Class B	27,517,911	12,514
	China Education Group Holdings Ltd.	13,955,724	12,425
*,1,2	Luye Pharma Group Ltd.	25,257,456	12,422
*	Imeik Technology Development Co. Ltd. Class A (XSHE)	157,560	12,392
	Hisense Home Appliances Group Co. Ltd. Class A (XSHE)	3,424,627	12,272
	Chongqing Rural Commercial Bank Co. Ltd. Class H	31,470,539	12,164
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,224,592	12,130
	LONGi Green Energy Technology Co. Ltd. Class A (XSHG)	2,399,721	12,122
	Iflytek Co. Ltd. Class A (XSHE)	1,364,759	11,958
	Shenzhen Transsion Holdings Co. Ltd. Class A	758,476	11,955
*	Alibaba Pictures Group Ltd.	186,989,250	11,899
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	21,772,532	11,884
*	Shanghai International Airport Co. Ltd. Class A	1,521,362	11,815
*,1,2	Remegen Co. Ltd. Class H	2,008,000	11,800
*	Lifetech Scientific Corp.	33,509,059	11,738
	Shenwan Hongyuan Group Co. Ltd. Class A (XSHE)	17,765,781	11,607
	CITIC Securities Co. Ltd. Class A (XSSC)	3,800,980	11,568
	CITIC Securities Co. Ltd. Class A (XSHG)	3,790,963	11,538
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,836,363	11,530
	Sinopec Engineering Group Co. Ltd. Class H	22,208,064	11,516
	Sun Art Retail Group Ltd.	26,472,500	11,507
	China Energy Engineering Corp. Ltd. Class A (XSSC)	29,075,498	11,388
*,1,2	Shanghai Junshi Biosciences Co. Ltd. Class H	2,901,400	11,387
	China Lesso Group Holdings Ltd.	13,146,317	11,365
*,2	China Eastern Airlines Corp. Ltd. Class H	28,721,558	11,293
[2]	Tianneng Power International Ltd.	9,714,156	11,280
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A (XSHE)	5,695,230	11,235
	ZTE Corp. Class A (XSEC)	2,176,074	11,204
*,1,2	InnoCare Pharma Ltd.	9,727,000	11,200
	Fu Shou Yuan International Group Ltd.	13,737,913	11,149
	SAIC Motor Corp. Ltd. Class A	5,447,413	11,128
	China State Construction Engineering Corp. Ltd. Class A (XSHG)	11,641,860	11,058
	Daqin Railway Co. Ltd. Class A	9,835,760	10,941
	China Pacific Insurance Group Co. Ltd. Class A (XSHG)	2,416,893	10,911
	China Suntien Green Energy Corp. Ltd. Class H	24,859,823	10,891
	China CSSC Holdings Ltd. Class A	2,886,329	10,827
[1]	Fuyao Glass Industry Group Co. Ltd. Class H	2,650,000	10,781

8

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	China Water Affairs Group Ltd.	13,444,149	10,776
	Lao Feng Xiang Co. Ltd. Class B	3,031,352	10,769
	NARI Technology Co. Ltd. Class A	2,846,961	10,762
	Baoshan Iron & Steel Co. Ltd. Class A (XSHG)	11,370,294	10,586
[2]	Huadian Power International Corp. Ltd. Class H	21,811,909	10,578
*	Shanghai Electric Group Co. Ltd. Class H	38,897,315	10,521
	ZTE Corp. Class A (XSHE)	2,002,565	10,311
*,2	Gushengtang Holdings Ltd.	1,540,300	10,298
	Shaanxi Coal Industry Co. Ltd. Class A	3,605,683	10,204
	Weichai Power Co. Ltd. Class A (XSHE)	6,061,678	10,100
	China Construction Bank Corp. Class A (XSSC)	11,076,710	10,094
	China Overseas Grand Oceans Group Ltd.	17,401,142	10,072
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	57,038,131	9,974
	China Railway Group Ltd. Class A (XSHG)	7,419,729	9,968
	China Meidong Auto Holdings Ltd.	6,420,521	9,963
	Inner Mongolia ERDOS Resources Co. Ltd. Class A	4,767,010	9,963
	Citic Pacific Special Steel Group Co. Ltd. Class A (XSHE)	4,263,654	9,951
*	Yangzijiang Financial Holding Ltd.	34,308,798	9,935
	Sinotrans Ltd. Class H	28,566,836	9,885
*,2	Golden Solar New Energy Technology Holdings Ltd.	10,508,000	9,871
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,106,639	9,851
	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A (XSHE)	1,626,600	9,780
	Hopson Development Holdings Ltd.	10,985,753	9,768
	Focus Media Information Technology Co. Ltd. Class A (XSHE)	10,420,231	9,704
	Sany Heavy Industry Co. Ltd. Class A (XSHG)	4,058,979	9,683
*	XD Inc.	3,050,800	9,671
	Skyworth Group Ltd.	19,251,212	9,598
	China National Nuclear Power Co. Ltd. Class A (XSHG)	9,592,647	9,572
*,1,2	Haichang Ocean Park Holdings Ltd.	46,022,000	9,528
*,1,2	China Huarong Asset Management Co. Ltd. Class H	181,616,000	9,525
	BOE Technology Group Co. Ltd. Class B (XSHE)	22,789,239	9,502
	WuXi AppTec Co. Ltd. Class A (XSHG)	970,646	9,492
	Sany Heavy Industry Co. Ltd. Class A	3,956,664	9,439
	Huadong Medicine Co. Ltd. Class A (XSHE)	1,575,247	9,436
	Shanghai Industrial Holdings Ltd.	6,418,289	9,405
	Montage Technology Co. Ltd. Class A	1,066,099	9,398
	Yunnan Baiyao Group Co. Ltd. Class A (XSHE)	1,115,229	9,372
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (XSHG)	2,186,462	9,337
	Tong Ren Tang Technologies Co. Ltd. Class H	8,619,132	9,333
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	259,520	9,324
	BOE Technology Group Co. Ltd. Class A (XSHE)	15,937,654	9,262
	Muyuan Foods Co. Ltd. Class A	1,338,367	9,255
	Shoucheng Holdings Ltd.	35,365,211	9,170
	Zhejiang Huayou Cobalt Co. Ltd. Class A (XSHG)	1,214,488	9,150
	Shougang Fushan Resources Group Ltd.	26,762,000	9,096
	Anhui Gujing Distillery Co. Ltd. Class A	228,881	9,050
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	2,484,440	9,049
*	Hygon Information Technology Co. Ltd. Class A	662,566	9,039
	Unigroup Guoxin Microelectronics Co. Ltd. Class A (XSHE)	589,369	9,037
	China Minsheng Banking Corp. Ltd. Class A (XSSC)	17,167,854	9,004
	Vinda International Holdings Ltd.	3,444,000	8,999
	Hundsun Technologies Inc. Class A	1,254,280	8,970
	COSCO SHIPPING Development Co. Ltd. Class H	66,772,529	8,957
		Shares	Market Value• ($000)
	Henan Shuanghui Investment & Development Co. Ltd. Class A (XSHE)	2,475,976	8,925
[1]	BAIC Motor Corp. Ltd. Class H	31,708,593	8,924
	AECC Aviation Power Co. Ltd. Class A	1,407,766	8,916
	Bank of Nanjing Co. Ltd. Class A	6,529,668	8,884
	China Life Insurance Co. Ltd. Class A	1,571,490	8,864
	Shenzhen Expressway Corp. Ltd. Class H	9,487,170	8,846
*,2	Shanghai MicroPort MedBot Group Co. Ltd.	3,003,000	8,840
	Wingtech Technology Co. Ltd. Class A	1,159,831	8,835
	Bank of Shanghai Co. Ltd. Class A (XSHG)	9,736,861	8,834
	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	10,758,290	8,822
	China Yongda Automobiles Services Holdings Ltd.	13,116,652	8,821
*	Datang International Power Generation Co. Ltd. Class H	47,002,046	8,814
	China Everbright Ltd.	12,250,100	8,799
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	2,675,825	8,790
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A (XSHG)	223,475	8,788
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	4,251,992	8,762
	Ping An Bank Co. Ltd. Class A	4,820,000	8,752
[2]	FinVolution Group ADR	2,193,563	8,730
*,1,2	Alliance International Education Leasing Holdings Ltd.	12,379,000	8,704
	China National Chemical Engineering Co. Ltd. Class A	5,677,522	8,696
	Aluminum Corp. of China Ltd. Class A	9,376,800	8,681
	BOE Varitronix Ltd.	5,305,813	8,678
	Guangdong Haid Group Co. Ltd. Class A (XSHE)	1,083,867	8,598
	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	1,429,400	8,594
	Shede Spirits Co. Ltd. Class A	323,552	8,570
	Huaxia Bank Co. Ltd. Class A	10,286,640	8,564
[2]	China Risun Group Ltd.	18,238,000	8,537
	CIMC Enric Holdings Ltd.	9,185,019	8,460
[1]	A-Living Smart City Services Co. Ltd.	10,397,913	8,351
	Jinko Solar Co. Ltd. Class A	4,596,164	8,327
*,1,2	Arrail Group Ltd.	6,031,500	8,305
[1]	AsiaInfo Technologies Ltd.	4,532,800	8,298
	Yunnan Energy New Material Co. Ltd. Class A (XSHE)	548,235	8,255
*,2	Kingsoft Cloud Holdings Ltd. ADR	1,434,809	8,221
*,2	COFCO Joycome Foods Ltd.	31,766,000	8,200
	SDIC Power Holdings Co. Ltd. Class A	4,812,507	8,199
	China Railway Group Ltd. Class A (XSSC)	6,065,114	8,148
	Will Semiconductor Co. Ltd. Shanghai Class A (XSHG)	615,895	8,144
	Guangzhou Tinci Materials Technology Co. Ltd. Class A (XSHE)	1,304,658	8,060
	Pharmaron Beijing Co. Ltd. Class A (XSEC)	1,137,806	8,054
[2]	Zhongyu Energy Holdings Ltd.	10,373,000	8,053
	Greentown Service Group Co. Ltd.	13,033,893	8,007
*	Seazen Group Ltd.	37,028,101	7,960
	Digital China Holdings Ltd.	19,031,894	7,906
	Anhui Conch Cement Co. Ltd. Class A (XSHG)	2,025,957	7,876
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	923,079	7,864
[1,2]	Simcere Pharmaceutical Group Ltd.	6,619,000	7,824
*	Foshan Haitian Flavouring & Food Co. Ltd. Class A (XSHG)	764,720	7,810
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,783,608	7,802
	Lens Technology Co. Ltd. Class A	4,624,054	7,798
	China Resources Medical Holdings Co. Ltd.	8,342,289	7,790
	Iflytek Co. Ltd. Class A	888,950	7,789
	Sichuan Road & Bridge Group Co. Ltd. Class A	3,398,595	7,786
[1]	Angelalign Technology Inc.	619,993	7,777

9

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	China Resources Microelectronics Ltd. Class A	928,506	7,695
	Hithink RoyalFlush Information Network Co. Ltd. Class A (XSHE)	298,228	7,693
*	Noah Holdings Ltd. ADR	483,654	7,671
*,1,2	Peijia Medical Ltd.	6,036,000	7,642
*,2	Helens International Holdings Co. Ltd.	4,874,500	7,610
*	Air China Ltd. Class A (XSHG)	4,922,114	7,576
	Bank of Beijing Co. Ltd. Class A	11,025,873	7,551
	Lee & Man Paper Manufacturing Ltd.	17,742,000	7,542
	China International Marine Containers Group Co. Ltd. Class H	11,663,366	7,537
	Poly Property Group Co. Ltd.	28,809,038	7,506
[1]	Genertec Universal Medical Group Co. Ltd.	11,270,668	7,499
	CSG Holding Co. Ltd. Class B	19,595,573	7,497
*,1,2	Meitu Inc.	26,797,436	7,494
	Angang Steel Co. Ltd. Class H	22,388,652	7,437
	Trina Solar Co. Ltd. Class A (XSHG)	1,044,234	7,432
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	342,609	7,407
	Dongfang Electric Corp. Ltd. Class H	5,225,813	7,405
*,1,2	Bairong Inc. Class B	5,338,000	7,386
	Weichai Power Co. Ltd. Class A (XSEC)	4,423,500	7,370
	Sanan Optoelectronics Co. Ltd. Class A (XSSC)	2,840,742	7,317
	Ningbo Deye Technology Co. Ltd. Class A (XSHG)	201,154	7,313
[1,2]	Blue Moon Group Holdings Ltd.	12,260,000	7,294
[1]	Legend Holdings Corp. Class H	6,933,114	7,264
	Anhui Expressway Co. Ltd. Class H	7,116,097	7,250
	Mango Excellent Media Co. Ltd. Class A (XSHE)	1,396,930	7,247
	Hangzhou Steam Turbine Power Group Co. Ltd. Class B	5,120,287	7,219
	China Reinsurance Group Corp. Class H	94,101,940	7,209
	Trina Solar Co. Ltd. Class A	1,012,063	7,203
*,1,2	CARsgen Therapeutics Holdings Ltd.	4,546,000	7,174
	PAX Global Technology Ltd.	8,704,436	7,170
	Zhejiang Dahua Technology Co. Ltd. Class A (XSHE)	2,109,392	7,158
	SAIC Motor Corp. Ltd. Class A (XSHG)	3,493,865	7,137
[1]	Hangzhou Tigermed Consulting Co. Ltd. Class H	855,200	7,124
	Kunlun Tech Co. Ltd. Class A	755,856	7,119
[1]	AK Medical Holdings Ltd.	5,285,000	7,103
[2,3]	CIFI Holdings Group Co. Ltd.	73,205,330	7,088
	AECC Aviation Power Co. Ltd. Class A (XSHG)	1,118,613	7,084
	Everbright Securities Co. Ltd. Class A (XSSC)	3,223,310	7,077
	TBEA Co. Ltd. Class A	2,160,758	7,064
	China Nonferrous Mining Corp. Ltd.	13,795,000	7,060
[1]	Guotai Junan Securities Co. Ltd. Class H	5,474,936	7,055
	GF Securities Co. Ltd. Class H	4,909,000	7,050
	NetDragon Websoft Holdings Ltd.	3,599,138	7,048
[2]	Yuexiu REIT	26,732,690	7,030
*	Zhejiang Century Huatong Group Co. Ltd. Class A	6,973,302	6,912
	Towngas Smart Energy Co. Ltd.	14,954,000	6,910
	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	26,036,625	6,855
*	Walvax Biotechnology Co. Ltd. Class A	1,484,157	6,849
	Chongqing Brewery Co. Ltd. Class A (XSHG)	449,351	6,774
	Yonyou Network Technology Co. Ltd. Class A	2,164,585	6,768
	Jiangsu King's Luck Brewery JSC Ltd. Class A	781,815	6,762
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A (XSHG)	1,454,863	6,707
	Anjoy Foods Group Co. Ltd. Class A	272,798	6,706
	Maxscend Microelectronics Co. Ltd. Class A	455,297	6,692
	China Energy Engineering Corp. Ltd. Class A (XSHG)	17,041,258	6,675
	NAURA Technology Group Co. Ltd. Class A	137,400	6,657
	Anhui Conch Cement Co. Ltd. Class A (XSSC)	1,712,561	6,657
	Shenwan Hongyuan Group Co. Ltd. Class A	10,186,674	6,655
		Shares	Market Value• ($000)
	Yealink Network Technology Corp. Ltd. Class A (XSHE)	696,517	6,639
	China BlueChemical Ltd. Class H	25,064,568	6,625
*,2	DingDong Cayman Ltd. ADR	1,700,166	6,614
	Shanghai Pudong Development Bank Co. Ltd. Class A (XSHG)	6,018,977	6,610
	Concord New Energy Group Ltd.	73,924,071	6,603
*,1,2	Ascentage Pharma Group International	2,246,700	6,586
	Shandong Gold Mining Co. Ltd. Class A (XSHG)	1,770,480	6,580
*,2	Yeahka Ltd.	2,395,200	6,575
	New China Life Insurance Co. Ltd. Class A (XSSC)	1,168,286	6,568
*	Hainan Meilan International Airport Co. Ltd. Class H	3,161,000	6,555
[2]	Livzon Pharmaceutical Group Inc. Class H	1,802,653	6,537
	Xinyi Energy Holdings Ltd.	23,206,000	6,493
*	Gaotu Techedu Inc. ADR	1,979,014	6,491
	Changchun High & New Technology Industry Group Inc. Class A (XSHE)	274,468	6,468
	Poly Developments & Holdings Group Co. Ltd. Class A (XSHG)	3,216,852	6,468
	Shenzhen Investment Ltd.	33,501,262	6,462
*	Suzhou Maxwell Technologies Co. Ltd. Class A	162,116	6,440
	Hithink RoyalFlush Information Network Co. Ltd. Class A	248,559	6,412
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSHG)	1,933,585	6,402
	Fuyao Glass Industry Group Co. Ltd. Class A (XSSC)	1,297,713	6,369
	Tsingtao Brewery Co. Ltd. Class A (XSSC)	376,486	6,365
	Inspur Electronic Information Industry Co. Ltd. Class A (XSHE)	1,065,310	6,339
	XCMG Construction Machinery Co. Ltd. Class A	6,395,300	6,338
*	Hainan Airport Infrastructure Co. Ltd. Class A	9,230,900	6,282
	GigaDevice Semiconductor Inc. Class A	398,089	6,257
	Bank of Ningbo Co. Ltd. Class A	1,576,870	6,244
*	Huaneng Power International Inc. Class A (XSSC)	4,445,997	6,229
*,2	Canaan Inc. ADR	2,204,346	6,216
[1,2]	CanSino Biologics Inc. Class H	1,311,400	6,215
*,2,3	China Evergrande Group	48,775,057	6,214
	China National Nuclear Power Co. Ltd. Class A	6,213,776	6,200
	China Merchants Energy Shipping Co. Ltd. Class A (XSHG)	6,459,623	6,194
[2]	Chervon Holdings Ltd.	1,210,900	6,162
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	4,094,263	6,143
	TCL Technology Group Corp. Class A (XSHE)	10,542,722	6,096
*	China Conch Environment Protection Holdings Ltd.	19,489,018	6,080
	Tongwei Co. Ltd. Class A (XSHG)	1,053,200	6,072
[1]	China Bohai Bank Co. Ltd. Class H	36,466,490	6,047
	Baoshan Iron & Steel Co. Ltd. Class A	6,462,184	6,016
*	National Silicon Industry Group Co. Ltd. Class A	1,744,270	6,012
	Bank of Communications Co. Ltd. Class A (XSHG)	7,470,900	6,011
*	Tianqi Lithium Corp. Class H	956,600	6,006
*,1,2	Zhou Hei Ya International Holdings Co. Ltd.	13,026,404	5,969
	China Jushi Co. Ltd. Class A	2,826,619	5,959
[2]	Sihuan Pharmaceutical Holdings Group Ltd.	58,015,595	5,942
	GoerTek Inc. Class A (XSHE)	2,313,904	5,940
	SG Micro Corp. Class A	330,741	5,938
	Shanghai International Port Group Co. Ltd. Class A	7,164,734	5,934
	Yanlord Land Group Ltd.	9,249,260	5,912
	Zhejiang China Commodities City Group Co. Ltd. Class A	4,221,531	5,910
	Shanghai RAAS Blood Products Co. Ltd. Class A	6,204,699	5,885

10

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,700,192	5,872
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	772,530	5,840
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,619,700	5,790
*	Ginlong Technologies Co. Ltd. Class A	348,275	5,738
	Hengli Petrochemical Co. Ltd. Class A (XSHG)	2,494,650	5,701
	Beijing Tongrentang Co. Ltd. Class A	677,294	5,693
*,2	CMGE Technology Group Ltd.	17,572,000	5,691
	New China Life Insurance Co. Ltd. Class A (XSHG)	1,012,000	5,690
	China Everbright Bank Co. Ltd. Class A (XSHG)	12,300,000	5,688
	Zhejiang Supcon Technology Co. Ltd. Class A	407,103	5,679
*	Dada Nexus Ltd. ADR	935,103	5,667
	BOE Technology Group Co. Ltd. Class A (XSEC)	9,725,100	5,651
*	GD Power Development Co. Ltd. Class A	10,121,115	5,647
	Guotai Junan Securities Co. Ltd. Class A (XSSC)	2,573,068	5,628
	Shandong Nanshan Aluminum Co. Ltd. Class A	11,453,713	5,620
	China Zhenhua Group Science & Technology Co. Ltd. Class A (XSHE)	432,542	5,620
	Industrial Securities Co. Ltd. Class A	5,763,904	5,603
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	944,824	5,600
	Founder Securities Co. Ltd. Class A	5,520,913	5,590
*	Shanghai International Airport Co. Ltd. Class A (XSHG)	718,226	5,578
*,1,2	Venus MedTech Hangzhou Inc. Class H	3,983,500	5,577
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSHG)	1,212,300	5,565
	Beijing Jingneng Clean Energy Co. Ltd. Class H	22,589,531	5,542
	Beijing Tongrentang Co. Ltd. Class A (XSHG)	659,200	5,541
	Gemdale Properties & Investment Corp. Ltd.	82,866,000	5,503
	Jiangsu Pacific Quartz Co. Ltd. Class A	320,310	5,495
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A (XSHE)	1,194,312	5,489
	Bank of Beijing Co. Ltd. Class A (XSHG)	7,990,662	5,473
	Tiangong International Co. Ltd.	17,907,224	5,445
	Foxconn Industrial Internet Co. Ltd. Class A (XSHG)	2,330,600	5,429
[1]	Shandong Gold Mining Co. Ltd. Class H	2,545,450	5,426
*	Piotech Inc. Class A	90,798	5,422
	Chongqing Changan Automobile Co. Ltd. Class A (XSEC)	3,131,504	5,402
	CMOC Group Ltd. Class A (XSHG)	6,240,200	5,385
*	Sohu.com Ltd. ADR	405,166	5,372
	By-health Co. Ltd. Class A	1,553,906	5,357
*	China Common Rich Renewable Energy Investments Ltd.	206,154,000	5,356
	China Oriental Group Co. Ltd.	33,219,736	5,347
	Chongqing Changan Automobile Co. Ltd. Class A (XSHE)	3,097,198	5,342
	Zhongjin Gold Corp. Ltd. Class A (XSSC)	3,094,133	5,331
	Guanghui Energy Co. Ltd. Class A	3,956,412	5,325
	Songcheng Performance Development Co. Ltd. Class A	2,512,551	5,294
	Yuexiu Transport Infrastructure Ltd.	9,658,501	5,273
	China CSSC Holdings Ltd. Class A (XSHG)	1,403,700	5,266
*	Topchoice Medical Corp. Class A	304,579	5,256
	China Minsheng Banking Corp. Ltd. Class A (XSHG)	9,992,760	5,241
	Bank of Hangzhou Co. Ltd. Class A	2,885,351	5,237
	Sichuan Chuantou Energy Co. Ltd. Class A (XSHG)	2,518,216	5,234
	Sinopec Kantons Holdings Ltd.	14,082,976	5,213
*	New Hope Liuhe Co. Ltd. Class A (XSHE)	2,770,024	5,206
*,2	EHang Holdings Ltd. ADR	468,060	5,200
	Metallurgical Corp. of China Ltd. Class A (XSSC)	8,007,833	5,188
	Sieyuan Electric Co. Ltd. Class A	777,300	5,165
		Shares	Market Value• ($000)
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,706,137	5,163
	Yankuang Energy Group Co. Ltd. Class A (XSSC)	1,031,200	5,132
[2]	Kangji Medical Holdings Ltd.	4,062,500	5,119
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A (XSHE)	1,152,267	5,116
	Bank of Jiangsu Co. Ltd. Class A	4,582,387	5,107
	Bank of Chongqing Co. Ltd. Class H	8,943,066	5,075
*	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	976,653	5,072
	Shenzhen Overseas Chinese Town Co. Ltd. Class A (XSHE)	6,986,721	5,058
	Lonking Holdings Ltd.	28,513,868	5,056
	LB Group Co. Ltd. Class A (XSHE)	2,017,207	5,050
*,1,2	Linklogis Inc. Class B	13,309,500	5,043
	Xinhua Winshare Publishing & Media Co. Ltd. Class A (XSHG)	1,796,153	5,041
	TBEA Co. Ltd. Class A (XSHG)	1,541,069	5,038
*	Tuya Inc. ADR	2,556,137	5,036
	ENN Natural Gas Co. Ltd. Class A	1,709,231	5,017
*,1,2	Microport Cardioflow Medtech Corp.	16,949,000	5,010
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	8,238,900	5,005
*	Vnet Group Inc. ADR	1,699,308	4,996
*	China Southern Airlines Co. Ltd. Class A (XSHG)	4,459,655	4,994
	Western Superconducting Technologies Co. Ltd. Class A	438,623	4,943
	CGN New Energy Holdings Co. Ltd.	15,546,000	4,930
	Consun Pharmaceutical Group Ltd.	7,577,000	4,926
[1,2]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	2,496,159	4,885
	Shenzhen SED Industry Co. Ltd. Class A	1,070,400	4,882
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	1,072,584	4,880
	Yifeng Pharmacy Chain Co. Ltd. Class A	676,160	4,871
	Sinomine Resource Group Co. Ltd. Class A	441,980	4,864
*	Air China Ltd. Class A (XSSC)	3,154,738	4,856
	Huizhou Desay Sv Automotive Co. Ltd. Class A (XSHE)	323,700	4,841
	StarPower Semiconductor Ltd. Class A (XSHG)	138,000	4,837
*	Yunnan Yuntianhua Co. Ltd. Class A	1,744,900	4,832
	Bank of Hangzhou Co. Ltd. Class A (XSHG)	2,659,628	4,827
	China Tourism Group Duty Free Corp. Ltd. Class A (XSHG)	205,900	4,804
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	1,641,502	4,786
	Ingenic Semiconductor Co. Ltd. Class A	372,616	4,767
	Shanxi Coal International Energy Group Co. Ltd. Class A	1,901,600	4,765
*	Wintime Energy Group Co. Ltd.	21,641,900	4,757
	Wens Foodstuffs Group Co. Ltd. Class A	1,663,742	4,756
	Ninestar Corp. Class A	830,840	4,754
*	Amlogic Shanghai Co. Ltd. Class A	392,642	4,752
	Zhejiang NHU Co. Ltd. Class A (XSSC)	1,923,794	4,746
	Bloomage Biotechnology Corp. Ltd. Class A	329,468	4,736
*	Shanghai Electric Group Co. Ltd. Class A (XSHG)	6,975,593	4,731
*,1,2	Yidu Tech Inc.	6,257,000	4,725
	Shenzhen Capchem Technology Co. Ltd. Class A	669,420	4,724
*	Kingnet Network Co. Ltd. Class A	1,947,732	4,699
[1]	Xiabuxiabu Catering Management China Holdings Co. Ltd.	6,167,509	4,698
	Ningxia Baofeng Energy Group Co. Ltd. Class A	2,463,800	4,698
*	Guangzhou Baiyun International Airport Co. Ltd. Class A (XSHG)	2,069,847	4,693
*	Skshu Paint Co. Ltd. Class A	315,048	4,670

11

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Advanced Micro-Fabrication Equipment Inc. China Class A	176,844	4,650
	Livzon Pharmaceutical Group Inc. Class A (XSHE)	898,081	4,643
	Beijing Shiji Information Technology Co. Ltd. Class A (XSHE)	1,672,286	4,633
*,2	Agile Group Holdings Ltd.	22,747,226	4,628
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	4,751,858	4,626
	Huaneng Lancang River Hydropower Inc. Class A	4,602,300	4,622
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	1,020,900	4,614
	Ningbo Tuopu Group Co. Ltd. Class A	627,718	4,604
	Shanxi Meijin Energy Co. Ltd. Class A	4,006,823	4,585
*	China Rare Earth Resources & Technology Co. Ltd. Class A	936,700	4,581
[1,2]	Red Star Macalline Group Corp. Ltd. Class H	10,158,170	4,578
	China Southern Power Grid Energy Storage Co. Ltd. Class A	2,284,227	4,544
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	7,128,890	4,541
	Beijing Tiantan Biological Products Corp. Ltd. Class A	1,164,418	4,514
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSSC)	982,699	4,511
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	296,786	4,502
	CMOC Group Ltd. Class A (XSSC)	5,201,011	4,489
	Zhongji Innolight Co. Ltd. Class A	342,986	4,463
*	Lingyi iTech Guangdong Co. Class A (XSHE)	5,198,300	4,459
*	LexinFintech Holdings Ltd. ADR	1,863,326	4,453
*,1,2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	4,930,164	4,451
	Zhejiang Juhua Co. Ltd. Class A	2,022,362	4,431
	Weifu High-Technology Group Co. Ltd. Class B	3,260,449	4,414
	Pylon Technologies Co. Ltd. Class A	125,915	4,414
*	SOHO China Ltd.	26,396,030	4,412
	Daqin Railway Co. Ltd. Class A (XSHG)	3,964,820	4,410
*	Hainan Airlines Holding Co. Ltd. Class A	17,865,700	4,409
[2]	China Modern Dairy Holdings Ltd.	35,493,299	4,400
	Gongniu Group Co. Ltd. Class A	205,153	4,395
	Ningbo Orient Wires & Cables Co. Ltd. Class A	645,799	4,379
	Shui On Land Ltd.	36,001,500	4,365
	Yunnan Aluminium Co. Ltd. Class A	2,118,152	4,363
*,2	Guangzhou R&F Properties Co. Ltd. Class H	21,947,936	4,355
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	2,294,419	4,339
[2]	Jinke Smart Services Group Co. Ltd. Class H	2,830,500	4,338
	Huayu Automotive Systems Co. Ltd. Class A	1,830,816	4,337
	YTO Express Group Co. Ltd. Class A	1,732,100	4,331
	China Greatwall Technology Group Co. Ltd. Class A (XSHE)	2,581,088	4,328
	Kuang-Chi Technologies Co. Ltd. Class A (XSHE)	1,703,004	4,324
	China Vanke Co. Ltd. Class A (XSEC)	1,977,298	4,323
	China Shineway Pharmaceutical Group Ltd.	4,122,885	4,307
	AIMA Technology Group Co. Ltd. Class A	526,269	4,301
	Shenzhen Kedali Industry Co. Ltd. Class A	216,700	4,301
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A (XSHE)	4,583,291	4,291
	Canvest Environmental Protection Group Co. Ltd.	8,144,840	4,289
	Jiangsu Yoke Technology Co. Ltd. Class A (XSHE)	438,400	4,289
	Huaibei Mining Holdings Co. Ltd. Class A	2,175,100	4,276
	Meihua Holdings Group Co. Ltd. Class A	3,094,000	4,269
	Hangzhou First Applied Material Co. Ltd. Class A (XSHG)	600,788	4,268
*	Spring Airlines Co. Ltd. Class A (XSSC)	472,836	4,264
	WUS Printed Circuit Kunshan Co. Ltd. Class A (XSHE)	1,344,614	4,263
		Shares	Market Value• ($000)
	Haohua Chemical Science & Technology Co. Ltd. Class A	757,270	4,262
	Hundsun Technologies Inc. Class A (XSHG)	593,559	4,245
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	16,888,846	4,225
	Beijing United Information Technology Co. Ltd. Class A	486,020	4,224
	Beijing Enlight Media Co. Ltd. Class A	2,857,603	4,222
[2]	Comba Telecom Systems Holdings Ltd.	21,568,130	4,221
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSSC)	872,491	4,221
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A (XSHG)	356,490	4,217
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	6,717,200	4,215
*	Guangshen Railway Co. Ltd. Class H	17,995,093	4,206
	Zhejiang Weixing New Building Materials Co. Ltd. Class A (XSEC)	1,310,729	4,188
*,2	Cosmopolitan International Holdings Ltd.	22,498,000	4,188
	Haitong Securities Co. Ltd. Class A (XSHG)	3,122,300	4,186
	Xinjiang Daqo New Energy Co. Ltd. Class A	697,728	4,183
*	TCL Electronics Holdings Ltd.	8,928,329	4,180
	Huadian Power International Corp. Ltd. Class A (XSSC)	4,570,891	4,175
	Hoyuan Green Energy Co. Ltd. Class A	323,960	4,175
[2]	Tian Lun Gas Holdings Ltd.	5,837,000	4,174
*	Shandong Chenming Paper Holdings Ltd. Class B	14,852,146	4,164
	China Pacific Insurance Group Co. Ltd. Class A (XSSC)	920,827	4,157
	Wuhan Guide Infrared Co. Ltd. Class A (XSHE)	2,592,395	4,138
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	428,970	4,134
	Bank of Nanjing Co. Ltd. Class A (XSHG)	3,036,176	4,131
	Huatai Securities Co. Ltd. Class A (XSHG)	2,026,300	4,118
	Dongfang Electric Corp. Ltd. Class A (XSSC)	1,632,091	4,114
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	3,636,957	4,110
*	Chongqing Taiji Industry Group Co. Ltd. Class A	574,700	4,101
*,2,3	GOME Retail Holdings Ltd.	306,348,708	4,098
*	Empyrean Technology Co. Ltd. Class A	243,800	4,098
	Hualan Biological Engineering Inc. Class A (XSHE)	1,215,975	4,095
	Guosen Securities Co. Ltd. Class A (XSHE)	3,001,741	4,083
	Giant Network Group Co. Ltd. Class A	1,781,700	4,083
*	Tianqi Lithium Corp. Class A	394,753	4,076
	China National Software & Service Co. Ltd. Class A	494,434	4,073
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	871,400	4,064
	Sunresin New Materials Co. Ltd. Class A	312,499	4,062
	Shanghai Putailai New Energy Technology Co. Ltd. Class A (XSHG)	536,190	4,053
*	Harbin Electric Co. Ltd. Class H	9,081,875	4,049
	COSCO SHIPPING Holdings Co. Ltd. Class A	2,515,538	4,046
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSHG)	835,605	4,042
	Zangge Mining Co. Ltd. Class A	1,219,300	4,037
*	Hwatsing Technology Co. Ltd. Class A	72,426	4,019
	China Film Co. Ltd. Class A	1,716,305	4,008
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	574,075	4,000
*	GD Power Development Co. Ltd. Class A (XSHG)	7,153,216	3,991
[2]	Ming Yuan Cloud Group Holdings Ltd.	7,666,000	3,986
*	Zhejiang Zheneng Electric Power Co. Ltd. Class A (XSHG)	6,142,762	3,984
	SDIC Power Holdings Co. Ltd. Class A (XSHG)	2,336,700	3,981
	Guangdong Haid Group Co. Ltd. Class A	501,059	3,975

12

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Bank of Changsha Co. Ltd. Class A	3,355,488	3,971
	Sunwoda Electronic Co. Ltd. Class A	1,630,380	3,968
[1]	China New Higher Education Group Ltd.	11,365,000	3,954
	Tianshui Huatian Technology Co. Ltd. Class A	3,048,819	3,952
*	Juneyao Airlines Co. Ltd. Class A	1,521,130	3,944
	CNGR Advanced Material Co. Ltd. Class A	439,600	3,937
	GRG Banking Equipment Co. Ltd. Class A	2,300,350	3,935
	Jiangsu Eastern Shenghong Co. Ltd. Class A (XSHE)	2,145,200	3,930
	Hangzhou Silan Microelectronics Co. Ltd. Class A	823,870	3,926
*,2,3	Shimao Group Holdings Ltd.	20,458,923	3,910
	Sanan Optoelectronics Co. Ltd. Class A (XSHG)	1,518,000	3,910
	Sichuan Chuantou Energy Co. Ltd. Class A	1,870,661	3,888
	JiuGui Liquor Co. Ltd. Class A (XSHE)	238,500	3,854
*	Canmax Technologies Co. Ltd. Class A	547,750	3,854
	Tongling Nonferrous Metals Group Co. Ltd. Class A (XSHE)	8,082,400	3,846
	Zhongji Innolight Co. Ltd. Class A (XSHE)	295,537	3,846
	Aisino Corp. Class A	1,818,119	3,824
	AVIC Industry-Finance Holdings Co. Ltd. Class A	6,912,445	3,818
	Shanxi Coking Coal Energy Group Co. Ltd. Class A (XSHE)	2,565,045	3,812
	People's Insurance Co. Group of China Ltd. Class A	4,238,699	3,812
	Ningbo Zhoushan Port Co. Ltd. Class A	6,931,463	3,796
	Shenzhen Dynanonic Co. Ltd. Class A	160,020	3,791
*	HUYA Inc. ADR	1,163,443	3,781
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	3,730,400	3,780
*,1,2,3	Evergrande Property Services Group Ltd.	59,237,000	3,773
[2]	West China Cement Ltd.	30,366,438	3,763
	Chengxin Lithium Group Co. Ltd. Class A	818,074	3,759
[1,2]	Joinn Laboratories China Co. Ltd. Class H	974,360	3,756
	Joinn Laboratories China Co. Ltd. Class A	524,232	3,755
	Health & Happiness H&H International Holdings Ltd.	2,190,451	3,751
	Yunnan Baiyao Group Co. Ltd. Class A	445,330	3,742
	Perfect World Co. Ltd. Class A	1,178,410	3,739
	Gemdale Corp. Class A	3,158,608	3,727
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	2,951,245	3,717
	YongXing Special Materials Technology Co. Ltd. Class A (XSHE)	401,008	3,706
*	Yatsen Holding Ltd. ADR	3,664,140	3,701
	Kunlun Tech Co. Ltd. Class A (XSHE)	392,631	3,698
	Pharmaron Beijing Co. Ltd. Class A (XSHE)	520,666	3,686
	Beijing Ultrapower Software Co. Ltd. Class A	1,853,768	3,683
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	1,530,688	3,675
	BBMG Corp. Class H	28,480,781	3,674
	Huaxin Cement Co. Ltd. Class H	3,686,500	3,674
	Oppein Home Group Inc. Class A	220,397	3,671
*	Cambricon Technologies Corp. Ltd. Class A	101,642	3,670
*,1,2	Maoyan Entertainment	3,289,000	3,661
	Liaoning Port Co. Ltd. Class A	15,634,408	3,661
	GigaDevice Semiconductor Inc. Class A (XSHG)	232,590	3,656
	Hengtong Optic-electric Co. Ltd. Class A	1,733,305	3,652
	Beijing Easpring Material Technology Co. Ltd. Class A	470,600	3,649
*	Huaneng Power International Inc. Class A (XSHG)	2,599,994	3,643
	Shengyi Technology Co. Ltd. Class A	1,562,060	3,625
	Bethel Automotive Safety Systems Co. Ltd. Class A	390,920	3,625
	Rongsheng Petrochemical Co. Ltd. Class A (XSHE)	1,892,544	3,616
*,1,2	Ocumension Therapeutics	3,205,215	3,609
		Shares	Market Value• ($000)
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	127,745	3,609
	Ming Yang Smart Energy Group Ltd. Class A	1,204,506	3,603
	C&D Property Management Group Co. Ltd.	6,127,000	3,585
	Hoshine Silicon Industry Co. Ltd. Class A	338,200	3,583
	Xiamen C & D Inc. Class A (XSHG)	2,041,900	3,580
	Jiangsu Zhongtian Technology Co. Ltd. Class A	1,692,264	3,575
	Beijing Yanjing Brewery Co. Ltd. Class A (XSHE)	1,888,480	3,573
	Hubei Dinglong Co. Ltd. Class A	930,908	3,571
*	Kingsemi Co. Ltd. Class A	86,304	3,569
*	Eastroc Beverage Group Co. Ltd. Class A	137,951	3,561
	Shenzhen SC New Energy Technology Corp. Class A (XSHE)	239,070	3,557
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A (XSHG)	975,700	3,554
	Sino-Ocean Group Holding Ltd.	40,254,589	3,553
	Ningbo Shanshan Co. Ltd. Class A	1,617,618	3,551
	Maanshan Iron & Steel Co. Ltd. Class A (XSSC)	8,991,992	3,549
	China Foods Ltd.	9,653,153	3,546
*,1,2	Hope Education Group Co. Ltd.	46,036,000	3,534
	JCET Group Co. Ltd. Class A (XSHG)	885,051	3,531
	Ecovacs Robotics Co. Ltd. Class A (XSHG)	350,787	3,530
	Heilongjiang Agriculture Co. Ltd. Class A	1,794,671	3,521
	Caitong Securities Co. Ltd. Class A	3,136,565	3,520
	AECC Aero-Engine Control Co. Ltd. Class A	1,020,000	3,516
[1,2]	Sunac Services Holdings Ltd.	9,683,903	3,511
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A (XSHE)	849,296	3,488
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	2,617,717	3,485
	Youngor Group Co. Ltd. Class A	3,513,572	3,482
	Yonyou Network Technology Co. Ltd. Class A (XSHG)	1,113,241	3,481
	Hoymiles Power Electronics Inc. Class A	43,001	3,478
	Eoptolink Technology Inc. Ltd. Class A (XSHE)	347,812	3,475
*	China Southern Airlines Co. Ltd. Class A (XSSC)	3,085,500	3,455
	Zhejiang Supor Co. Ltd. Class A	462,619	3,442
	Beijing Roborock Technology Co. Ltd. Class A	78,397	3,437
	GoodWe Technologies Co. Ltd. Class A (XSHG)	91,321	3,437
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	775,957	3,435
	Power Construction Corp. of China Ltd. Class A (XSHG)	3,086,802	3,434
	Yintai Gold Co. Ltd. Class A (XSHE)	1,843,853	3,429
	Ovctek China Inc. Class A (XSHE)	729,842	3,415
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A (XSHE)	1,241,400	3,411
	Shenergy Co. Ltd. Class A (XSHG)	3,536,068	3,408
*	Hangzhou Oxygen Plant Group Co. Ltd. Class A	586,150	3,407
*	Shanghai Junshi Biosciences Co. Ltd. Class A	446,754	3,407
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	731,570	3,389
	Satellite Chemical Co. Ltd. Class A (XSEC)	1,650,688	3,387
*	Seres Group Co. Ltd. Class A	789,828	3,383
	Xiamen Tungsten Co. Ltd. Class A	1,195,359	3,380
[2,3]	CIFI Ever Sunshine Services Group Ltd.	8,664,000	3,366
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	497,504	3,359
*	China Eastern Airlines Corp. Ltd. Class A (XSSC)	4,484,426	3,358
	Titan Wind Energy Suzhou Co. Ltd. Class A	1,685,972	3,357
	Hebei Sinopack Electronic Technology Co. Ltd. Class A	193,373	3,351
	Xiamen Xiangyu Co. Ltd. Class A	2,173,328	3,349
	Changjiang Securities Co. Ltd. Class A (XSHE)	4,061,524	3,330
	Sinoma International Engineering Co. Class A	1,595,522	3,327
	Dazhong Transportation Group Co. Ltd. Class B	14,483,176	3,318
[1,2]	Midea Real Estate Holding Ltd.	2,775,600	3,318
	Hengyi Petrochemical Co. Ltd. Class A	2,988,100	3,311

13

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*,2	FIH Mobile Ltd.	31,579,000	3,310
	XCMG Construction Machinery Co. Ltd. Class A (XSHE)	3,339,815	3,310
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	479,224	3,309
*,1,2	Mobvista Inc.	6,641,000	3,307
	China Automotive Engineering Research Institute Co. Ltd. Class A	1,024,441	3,300
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	976,814	3,298
	China Railway Hi-tech Industry Co. Ltd. Class A	2,146,565	3,297
*	Seazen Holdings Co. Ltd. Class A (XSHG)	1,532,273	3,296
	Tongkun Group Co. Ltd. Class A	1,765,399	3,294
	Jiangsu Eastern Shenghong Co. Ltd. Class A	1,796,263	3,291
	Oriental Pearl Group Co. Ltd. Class A (XSHG)	2,764,996	3,290
	Jiangsu Zhongtian Technology Co. Ltd. Class A (XSHG)	1,554,800	3,284
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A (XSHE)	3,088,732	3,280
*	Fujian Kuncai Material Technology Co. Ltd. Class A	427,100	3,278
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	1,281,750	3,276
	Sinoma Science & Technology Co. Ltd. Class A (XSHE)	1,072,739	3,275
	Humanwell Healthcare Group Co. Ltd. Class A (XSHG)	839,200	3,274
[1]	Pharmaron Beijing Co. Ltd. Class H	755,249	3,274
	Bank of Shanghai Co. Ltd. Class A	3,607,933	3,273
	Jinduicheng Molybdenum Co. Ltd. Class A (XSSC)	2,011,640	3,264
	Nanjing Securities Co. Ltd. Class A	2,619,750	3,254
*	Apeloa Pharmaceutical Co. Ltd. Class A	1,088,221	3,250
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	4,066,512	3,248
	Beijing New Building Materials plc Class A	846,297	3,242
*	China First Heavy Industries Co. Ltd. Class A	6,516,775	3,241
	Taiji Computer Corp. Ltd. Class A	556,906	3,240
*,3	China Dili Group	38,445,940	3,233
	JCET Group Co. Ltd. Class A	810,044	3,232
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	418,124	3,232
*	Risen Energy Co. Ltd. Class A	898,500	3,230
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A (XSHE)	2,033,726	3,223
	Luxshare Precision Industry Co. Ltd. Class A	851,486	3,220
	State Grid Yingda Co. Ltd. Class A (XSHG)	4,170,801	3,220
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	209,902	3,219
	China National Accord Medicines Corp. Ltd. Class B	1,183,887	3,215
	Zhongjin Gold Corp. Ltd. Class A (XSHG)	1,866,050	3,215
	Jointown Pharmaceutical Group Co. Ltd. Class A	1,340,895	3,210
	Gotion High-tech Co. Ltd. Class A	806,600	3,210
	CECEP Wind-Power Corp. Class A	5,812,970	3,210
	Shenzhen Energy Group Co. Ltd. Class A (XSHE)	3,449,070	3,200
	CNOOC Energy Technology & Services Ltd. Class A	5,988,500	3,199
	Guangdong Hongda Holdings Group Co. Ltd. Class A	740,258	3,198
	G-bits Network Technology Xiamen Co. Ltd. Class A (XSHG)	42,200	3,193
	Jiangsu King's Luck Brewery JSC Ltd. Class A (XSHG)	368,662	3,189
	Shenzhen Kangtai Biological Products Co. Ltd. Class A (XSHE)	727,040	3,187
	Longshine Technology Group Co. Ltd. Class A (XSHE)	917,625	3,181
		Shares	Market Value• ($000)
	Huangshan Tourism Development Co. Ltd. Class B	3,902,803	3,180
*	AVIC Chengdu UAS Co. Ltd.	430,718	3,180
*,2	Zhuguang Holdings Group Co. Ltd.	34,095,000	3,177
	Sonoscape Medical Corp. Class A	401,567	3,172
	China Railway Construction Heavy Industry Corp. Ltd. Class A	3,550,329	3,171
[1,2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	576,300	3,167
	Raytron Technology Co. Ltd. Class A	423,045	3,166
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	511,820	3,162
*	Sinopec Oilfield Service Corp. Class A (XSHG)	9,698,700	3,157
	Huaxia Bank Co. Ltd. Class A (XSHG)	3,790,591	3,156
	Jiangxi Copper Co. Ltd. Class A	1,066,444	3,153
*	China Zheshang Bank Co. Ltd. Class A	7,086,700	3,153
*,2	China South City Holdings Ltd.	48,401,258	3,152
	Winning Health Technology Group Co. Ltd. Class A	1,933,768	3,152
	Henan Shenhuo Coal & Power Co. Ltd. Class A (XSHE)	1,335,500	3,148
	Sinolink Securities Co. Ltd. Class A	2,313,400	3,145
	Focus Media Information Technology Co. Ltd. Class A	3,361,617	3,131
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	634,529	3,121
	Shanghai Lingang Holdings Corp. Ltd. Class A	1,753,021	3,116
[2]	China Kepei Education Group Ltd.	9,474,000	3,114
	Haitong Securities Co. Ltd. Class A (XSSC)	2,320,517	3,111
*	Fushun Special Steel Co. Ltd. Class A	1,960,890	3,111
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A (XSHG)	1,066,800	3,110
	iRay Technology Co. Ltd. Class A	78,133	3,109
	Lao Feng Xiang Co. Ltd. Class A	319,400	3,107
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	480,947	3,093
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	2,080,420	3,091
	Everbright Securities Co. Ltd. Class A (XSHG)	1,405,200	3,085
	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (XSHG)	11,713,940	3,084
	Gotion High-tech Co. Ltd. Class A (XSHE)	774,369	3,082
	GCL Energy Technology Co. Ltd.	1,499,000	3,082
	China Merchants Securities Co. Ltd. Class A (XSHG)	1,525,060	3,081
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A (XSHG)	194,117	3,074
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	1,190,036	3,071
	State Grid Information & Communication Co. Ltd. Class A	1,141,900	3,068
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	72,556	3,059
	China Coal Energy Co. Ltd. Class A (XSSC)	2,344,794	3,057
	Sinofibers Technology Co. Ltd. Class A	403,400	3,055
	Shanghai Rural Commercial Bank Co. Ltd. Class A	3,576,600	3,054
	3peak Inc. Class A	90,605	3,045
*,1,2,3	China Renaissance Holdings Ltd.	3,288,200	3,045
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	5,254,700	3,038
	Guanghui Energy Co. Ltd. Class A (XSHG)	2,255,703	3,036
	Andon Health Co. Ltd. Class A	465,756	3,032
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	1,127,053	3,030
	Guoyuan Securities Co. Ltd. Class A (XSHE)	2,989,442	3,027
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	8,176,646	3,025
	Beijing New Building Materials plc Class A (XSHE)	789,000	3,022

14

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	510,540	3,022
*	Sinofert Holdings Ltd.	23,790,032	3,007
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	1,483,075	3,004
	Satellite Chemical Co. Ltd. Class A	1,460,074	2,996
*,2	LVGEM China Real Estate Investment Co. Ltd.	13,724,000	2,984
	Hongfa Technology Co. Ltd. Class A (XSHG)	659,568	2,983
*	ACM Research Shanghai Inc. Class A	173,949	2,982
	Unisplendour Corp. Ltd. Class A (XSHE)	693,297	2,973
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	1,210,246	2,971
	Orient Securities Co. Ltd. Class A (XSHG)	1,915,504	2,971
	Beijing Sinnet Technology Co. Ltd. Class A	1,664,946	2,966
	China Green Electricity Investment of Tianjin Co. Ltd. Class A	1,755,200	2,959
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,571,541	2,941
*	New Hope Liuhe Co. Ltd. Class A	1,562,521	2,936
	Guolian Securities Co. Ltd. Class A	1,966,900	2,928
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	1,369,800	2,925
	Riyue Heavy Industry Co. Ltd. Class A	930,460	2,916
	China National Medicines Corp. Ltd. Class A	488,252	2,915
*	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	75,564	2,914
	Zhejiang Longsheng Group Co. Ltd. Class A	2,103,550	2,913
	Zhejiang Cfmoto Power Co. Ltd. Class A	148,000	2,911
	Luxi Chemical Group Co. Ltd. Class A	1,678,308	2,908
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	778,459	2,900
*	Sichuan New Energy Power Co. Ltd.	1,366,478	2,896
*	Jiangxi Special Electric Motor Co. Ltd. Class A	1,593,147	2,891
*	Sinocelltech Group Ltd. Class A	287,325	2,890
	JNBY Design Ltd.	2,616,500	2,880
	Yangling Metron New Material Inc. Class A	436,300	2,877
	China Lilang Ltd.	5,284,865	2,871
	Offshore Oil Engineering Co. Ltd. Class A	2,941,170	2,865
*	China Eastern Airlines Corp. Ltd. Class A (XSHG)	3,823,000	2,863
	Ninestar Corp. Class A (XSHE)	498,987	2,855
	Xiamen Faratronic Co. Ltd. Class A	148,115	2,854
	Chongqing Rural Commercial Bank Co. Ltd. Class A	5,094,200	2,848
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	72,895	2,847
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	617,400	2,846
*	Wanda Film Holding Co. Ltd. Class A	1,373,150	2,836
	SooChow Securities Co. Ltd. Class A	2,704,898	2,834
	Huaxin Cement Co. Ltd. Class A (XSSC)	1,326,804	2,830
	Suzhou Novosense Microelectronics Co. Ltd. Class A	68,635	2,830
	Zhejiang Chint Electrics Co. Ltd. Class A (XSHG)	750,158	2,829
	Huayu Automotive Systems Co. Ltd. Class A (XSHG)	1,192,977	2,826
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A (XSHE)	421,687	2,821
*	Shanghai United Imaging Healthcare Co. Ltd. Class A	134,010	2,821
	Yunnan Energy New Material Co. Ltd. Class A	187,200	2,819
*	Beijing Dabeinong Technology Group Co. Ltd. Class A (XSHE)	2,750,387	2,811
*	Wondershare Technology Group Co. Ltd. Class A	138,084	2,806
	Angel Yeast Co. Ltd. Class A (XSHG)	484,793	2,804
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	602,299	2,804
	Tianfeng Securities Co. Ltd. Class A (XSHG)	6,154,760	2,798
	China Great Wall Securities Co. Ltd. Class A (XSHE)	2,214,000	2,796
		Shares	Market Value• ($000)
*	Shenzhen Senior Technology Material Co. Ltd. Class A	1,120,128	2,793
	Zhejiang Dahua Technology Co. Ltd. Class A	820,521	2,784
*,2	Q Technology Group Co. Ltd.	5,709,424	2,784
[1,2]	China East Education Holdings Ltd.	5,561,500	2,784
*	Youdao Inc. ADR	449,765	2,784
*,3	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	2,701,406	2,784
	Industrial & Commercial Bank of China Ltd. Class A (XSHG)	4,078,600	2,781
*	Yuneng Technology Co. Ltd.	61,325	2,773
	Shanghai Wanye Enterprises Co. Ltd. Class A	935,196	2,771
	China Hainan Rubber Industry Group Co. Ltd. Class A	4,107,000	2,767
	Yonghui Superstores Co. Ltd. Class A	5,589,740	2,764
*	Fangda Carbon New Material Co. Ltd. Class A	2,963,392	2,764
	Hangzhou Robam Appliances Co. Ltd. Class A (XSHE)	731,804	2,757
*,1,2	Shimao Services Holdings Ltd.	11,145,000	2,753
	China Petroleum Engineering Corp.	4,044,500	2,746
[1,2]	Medlive Technology Co. Ltd.	2,477,500	2,744
	Qingdao Haier Biomedical Co. Ltd. Class A	274,959	2,742
	SDIC Capital Co. Ltd. Class A	2,601,024	2,735
	Ningbo Xusheng Group Co. Ltd. Class A	811,263	2,728
	Avary Holding Shenzhen Co. Ltd. Class A (XSHE)	718,384	2,715
	Chengdu Xingrong Environment Co. Ltd. Class A	3,599,100	2,715
	Sichuan Hebang Biotechnology Co. Ltd. Class A	6,765,963	2,703
*	Xinhu Zhongbao Co. Ltd. Class A (XSSC)	6,695,254	2,682
	Metallurgical Corp. of China Ltd. Class A (XSHG)	4,140,000	2,682
	China XD Electric Co. Ltd. Class A (XSSC)	3,385,707	2,674
	Kingfa Sci & Tech Co. Ltd. Class A (XSHG)	2,074,000	2,673
	Kehua Data Co. Ltd. Class A	440,300	2,673
*	Shanghai Anlogic Infotech Co. Ltd. Class A	346,526	2,664
	AVICOPTER plc Class A	431,702	2,654
	Beijing Originwater Technology Co. Ltd. Class A	3,353,999	2,651
	Bank of Guiyang Co. Ltd. Class A	3,247,127	2,651
	Wuchan Zhongda Group Co. Ltd. Class A	3,360,100	2,648
	Suzhou TFC Optical Communication Co. Ltd. Class A (XSHE)	299,880	2,641
*,1	CStone Pharmaceuticals	6,210,500	2,638
	Yutong Bus Co. Ltd. Class A (XSSC)	1,347,414	2,632
	Wuxi Autowell Technology Co. Ltd. Class A	108,804	2,631
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd. Class A	422,329	2,627
	Hainan Drinda New Energy Technology Co. Ltd. Class A	181,890	2,627
	Zhuhai Huafa Properties Co. Ltd. Class A	1,712,126	2,626
	Wuhan Jingce Electronic Group Co. Ltd. Class A	171,276	2,625
*	Hangzhou Lion Electronics Co. Ltd. Class A	392,873	2,624
	Zhejiang NHU Co. Ltd. Class A	1,062,792	2,622
	China Coal Energy Co. Ltd. Class A (XSHG)	2,010,400	2,621
	Goke Microelectronics Co. Ltd. Class A	176,849	2,606
	Sichuan Swellfun Co. Ltd. Class A (XSHG)	274,775	2,605
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A (XSHG)	2,603,057	2,604
	TangShan Port Group Co. Ltd. Class A	4,553,335	2,599
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A (XSHE)	157,500	2,595
	Dongxing Securities Co. Ltd. Class A (XSHG)	2,151,801	2,592
	Huagong Tech Co. Ltd. Class A (XSHE)	536,500	2,588
	Sailun Group Co. Ltd. Class A (XSHG)	1,737,560	2,585
*	Foshan Yowant Technology Co. Ltd. Class A	897,804	2,584
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	731,750	2,581
	Beijing Shougang Co. Ltd. Class A	4,822,961	2,578
	Shenzhen Airport Co. Ltd. Class A	2,438,784	2,574

15

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Jiangsu Hoperun Software Co. Ltd. Class A	760,746	2,573
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	482,625	2,566
	Humanwell Healthcare Group Co. Ltd. Class A	656,207	2,560
*	Zhejiang Narada Power Source Co. Ltd. Class A	879,962	2,558
*	Beiqi Foton Motor Co. Ltd. Class A (XSHG)	5,405,876	2,556
*	Guangdong Electric Power Development Co. Ltd. Class B	9,152,628	2,553
	Asymchem Laboratories Tianjin Co. Ltd. Class A (XSHE)	139,406	2,550
	Biem.L.Fdlkk Garment Co. Ltd. Class A	489,664	2,550
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	464,100	2,546
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	1,918,830	2,545
*	Spring Airlines Co. Ltd. Class A (XSHG)	282,200	2,545
	Hisense Visual Technology Co. Ltd. Class A (XSHG)	788,700	2,544
	Shandong Linglong Tyre Co. Ltd. Class A	798,791	2,544
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	791,417	2,540
*	Shuangliang Eco-Energy Systems Co. Ltd. Class A (XSSC)	1,202,860	2,539
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	856,438	2,533
	Yunnan Aluminium Co. Ltd. Class A (XSHE)	1,229,400	2,532
*	Qingdao TGOOD Electric Co. Ltd. Class A	947,216	2,531
*	Guangdong Electric Power Development Co. Ltd. Class A	2,888,500	2,527
	GEM Co. Ltd. Class A	2,485,886	2,526
	NavInfo Co. Ltd. Class A (XSHE)	1,474,200	2,524
	Guangdong HEC Technology Holding Co. Ltd. Class A (XSHG)	2,244,191	2,521
	SPIC Industry-Finance Holdings Co. Ltd. Class A	4,054,888	2,521
	East Group Co. Ltd. Class A	1,984,000	2,517
	First Capital Securities Co. Ltd. Class A	2,937,900	2,516
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	703,250	2,516
*	China Railway Materials Co. Ltd. Class A	5,596,500	2,507
	China Meheco Co. Ltd. Class A (XSHG)	1,217,580	2,505
	Beijing Shunxin Agriculture Co. Ltd. Class A (XSHE)	499,354	2,499
	Changchun High & New Technology Industry Group Inc. Class A	105,950	2,497
	Shanghai International Port Group Co. Ltd. Class A (XSHG)	3,013,800	2,496
*	Nanjing Tanker Corp. Class A	4,944,900	2,496
	Xingda International Holdings Ltd.	12,145,846	2,494
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	1,091,595	2,494
*	Tibet Mineral Development Co. Class A	522,300	2,493
	Unisplendour Corp. Ltd. Class A	580,826	2,491
	Industrial Securities Co. Ltd. Class A (XSHG)	2,552,147	2,481
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	1,239,287	2,480
	Levima Advanced Materials Corp. Class A	639,500	2,480
	Anhui Anke Biotechnology Group Co. Ltd. Class A	1,553,449	2,479
*	Yunnan Copper Co. Ltd. Class A	1,359,300	2,478
	Ming Yang Smart Energy Group Ltd. Class A (XSHG)	828,600	2,478
	Hangjin Technology Co. Ltd. Class A	424,000	2,475
	Shanghai Bailian Group Co. Ltd. Class B	3,514,156	2,472
	Shenzhen Kaifa Technology Co. Ltd. Class A (XSHE)	958,400	2,470
	China South Publishing & Media Group Co. Ltd. Class A	1,234,249	2,469
	Sangfor Technologies Inc. Class A	143,182	2,466
	BBMG Corp. Class A (XSSC)	7,076,779	2,465
		Shares	Market Value• ($000)
	Norinco International Cooperation Ltd. Class A	939,308	2,465
	Shanghai Haixin Group Co. Class B	7,814,763	2,464
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	4,690,850	2,462
	Anhui Yingjia Distillery Co. Ltd. Class A	265,743	2,460
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	459,700	2,457
	CECEP Solar Energy Co. Ltd. Class A (XSHE)	2,436,430	2,452
	Hangzhou Silan Microelectronics Co. Ltd. Class A (XSHG)	513,800	2,449
	Shandong Iron & Steel Co. Ltd. Class A	10,991,608	2,447
*	Youngy Co. Ltd. Class A	239,500	2,446
	China Baoan Group Co. Ltd. Class A (XSHE)	1,584,916	2,446
*	GCL System Integration Technology Co. Ltd. Class A	5,533,825	2,446
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A (XSHE)	535,915	2,444
	Hunan Valin Steel Co. Ltd. Class A	3,195,400	2,439
*	DBAPP Security Ltd. Class A	81,099	2,438
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,920,805	2,435
[2]	Central China Securities Co. Ltd. Class H	15,354,000	2,430
	IKD Co. Ltd. Class A	876,400	2,426
*	APT Medical Inc. Class A	45,976	2,425
	Jiangsu Yangnong Chemical Co. Ltd. Class A	182,100	2,423
	Harbin Boshi Automation Co. Ltd. Class A	1,008,732	2,421
*	Siasun Robot & Automation Co. Ltd. Class A	1,499,651	2,417
	Edifier Technology Co. Ltd. Class A	835,300	2,417
	Founder Securities Co. Ltd. Class A (XSHG)	2,383,190	2,413
	Micro-Tech Nanjing Co. Ltd. Class A	186,368	2,409
	Wasu Media Holding Co. Ltd. Class A	1,757,500	2,407
	Jingjin Equipment Inc. Class A	575,626	2,406
	Huaxi Securities Co. Ltd. Class A (XSHE)	1,878,800	2,402
	Yunnan Tin Co. Ltd. Class A	1,073,299	2,398
	Zhongtai Securities Co. Ltd. Class A	2,215,700	2,395
*	Anhui Golden Seed Winery Co. Ltd. Class A	659,801	2,391
	Sichuan Road & Bridge Group Co. Ltd. Class A (XSHG)	1,041,337	2,386
	China CITIC Bank Corp. Ltd. Class A (XSHG)	2,539,850	2,386
*,1,2	Archosaur Games Inc.	3,751,000	2,385
	China CAMC Engineering Co. Ltd. Class A	1,168,000	2,378
	Xi'an Triangle Defense Co. Ltd. Class A	458,339	2,374
	Hangcha Group Co. Ltd. Class A	769,580	2,374
	Dajin Heavy Industry Co. Ltd. Class A	538,200	2,372
	INESA Intelligent Tech Inc. Class B	4,064,822	2,371
	Autohome Inc. Class A	319,568	2,365
	Shanxi Securities Co. Ltd. Class A (XSHE)	2,779,610	2,364
	Digital China Group Co. Ltd. Class A	611,901	2,361
	Thunder Software Technology Co. Ltd. Class A (XSHE)	193,027	2,359
*,2	Zhihu Inc. ADR	2,141,061	2,355
	Xiamen Amoytop Biotech Co. Ltd. Class A	358,381	2,346
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	219,132	2,346
*	Ourpalm Co. Ltd. Class A	2,633,461	2,345
*,1,2	Kintor Pharmaceutical Ltd.	3,384,500	2,342
	DHC Software Co. Ltd. Class A (XSHE)	2,080,100	2,340
	Eyebright Medical Technology Beijing Co. Ltd. Class A	74,820	2,333
	Western Mining Co. Ltd. Class A (XSHG)	1,223,700	2,331
*	I-Mab ADR	754,085	2,323
	China National Gold Group Gold Jewellery Co. Ltd. Class A	1,327,400	2,319
*	Niu Technologies ADR	623,168	2,318
	Shaanxi International Trust Co. Ltd. Class A	4,910,980	2,314
	Shenzhen Sunlord Electronics Co. Ltd. Class A (XSHE)	725,578	2,313
*,2	KWG Group Holdings Ltd.	17,488,297	2,309

16

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Tsinghua Tongfang Co. Ltd. Class A (XSHG)	1,923,200	2,308
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A (XSHE)	586,842	2,303
	Will Semiconductor Co. Ltd. Shanghai Class A	174,125	2,302
	Guosen Securities Co. Ltd. Class A	1,690,321	2,299
*	Sichuan Development Lomon Co. Ltd. Class A	1,699,600	2,298
*,2	Tongdao Liepin Group	1,792,200	2,296
	Keda Industrial Group Co. Ltd. Class A (XSHG)	1,260,300	2,291
	Baoji Titanium Industry Co. Ltd. Class A	467,500	2,281
	YTO Express Group Co. Ltd. Class A (XSHG)	911,106	2,278
	ENN Natural Gas Co. Ltd. Class A (XSHG)	776,269	2,278
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	1,168,509	2,277
	Haisco Pharmaceutical Group Co. Ltd. Class A	598,264	2,276
*	CETC Chips Technology Inc. Class A	1,121,700	2,272
*	Guocheng Mining Co. Ltd. Class A	870,800	2,270
	Mango Excellent Media Co. Ltd. Class A	436,899	2,267
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	1,149,360	2,267
*	IRICO Display Devices Co. Ltd. Class A	3,444,901	2,267
*	DouYu International Holdings Ltd. ADR	2,041,762	2,266
*	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	406,600	2,263
	GoerTek Inc. Class A	880,828	2,261
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A (XSSC)	1,314,348	2,261
	Qingdao Gaoce Technology Co. Ltd. Class A	221,601	2,259
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	223,750	2,258
	Shanghai Zhonggu Logistics Co. Ltd. Class A	940,400	2,258
	Sinocare Inc. Class A	543,300	2,257
	Sinotruk Jinan Truck Co. Ltd. Class A	1,070,339	2,257
	Qianhe Condiment & Food Co. Ltd. Class A (XSHG)	656,006	2,255
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A (XSHG)	2,851,638	2,251
	Zhuzhou Kibing Group Co. Ltd. Class A	1,513,014	2,250
*	Kaishan Group Co. Ltd. Class A	934,508	2,249
	Western Securities Co. Ltd. Class A (XSHE)	2,321,451	2,248
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	1,943,285	2,247
	Hangzhou Iron & Steel Co. Class A	3,220,086	2,247
	Jason Furniture Hangzhou Co. Ltd. Class A (XSHG)	419,013	2,246
*,2,3	Fire Rock Holdings Ltd.	31,479,500	2,246
	China Jushi Co. Ltd. Class A (XSHG)	1,064,239	2,244
	Leader Harmonious Drive Systems Co. Ltd. Class A	138,410	2,243
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A (XSSC)	1,130,306	2,242
	Sichuan Expressway Co. Ltd. Class H	8,745,276	2,241
	Eastern Air Logistics Co. Ltd. Class A	1,069,791	2,241
	Anhui Guangxin Agrochemical Co. Ltd. Class A	530,740	2,240
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	871,536	2,235
*	Nantong Jianghai Capacitor Co. Ltd. Class A (XSHE)	770,148	2,234
	Oriental Energy Co. Ltd. Class A	1,745,621	2,234
	Anhui Jianghuai Automobile Group Corp. Ltd. Class A (XSHG)	1,311,701	2,232
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	401,500	2,231
*	Qi An Xin Technology Group Inc. Class A	260,752	2,230
*	Bohai Leasing Co. Ltd. Class A	7,007,000	2,228
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A (XSHE)	2,258,900	2,226
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A (XSHE)	488,985	2,225
		Shares	Market Value• ($000)
	CETC Cyberspace Security Technology Co. Ltd. Class A (XSHE)	473,179	2,224
	Zhuhai CosMX Battery Co. Ltd. Class A	860,580	2,217
	Zhejiang Huayou Cobalt Co. Ltd. Class A	294,021	2,215
	GEM Co. Ltd. Class A (XSHE)	2,179,354	2,214
	Tofflon Science & Technology Group Co. Ltd. Class A	622,854	2,212
	Zhejiang HangKe Technology Inc. Co. Class A	306,945	2,210
*	Shanghai Electric Power Co. Ltd. Class A	1,459,223	2,206
*	Suzhou Nanomicro Technology Co. Ltd. Class A	359,533	2,206
*	China Aluminum International Engineering Corp. Ltd. Class A	2,145,700	2,204
	Dongfang Electric Corp. Ltd. Class A (XSHG)	873,900	2,203
	Dian Diagnostics Group Co. Ltd. Class A	561,937	2,200
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	5,071,155	2,199
	Hubei Energy Group Co. Ltd. Class A (XSHE)	3,564,555	2,198
	China Enterprise Co. Ltd. Class A (XSHG)	5,568,635	2,198
	Fibocom Wireless Inc. Class A	604,455	2,193
	Nanjing Iron & Steel Co. Ltd. Class A	4,130,700	2,191
	Hesteel Co. Ltd. Class A	6,546,383	2,185
	Southwest Securities Co. Ltd. Class A	3,922,781	2,180
	Dong-E-E-Jiao Co. Ltd. Class A (XSHE)	293,067	2,180
	Victory Giant Technology Huizhou Co. Ltd. Class A	812,000	2,175
	Shanghai Huace Navigation Technology Ltd. Class A	526,540	2,174
	Infore Environment Technology Group Co. Ltd. Class A (XSHE)	2,836,726	2,173
	Liaoning Cheng Da Co. Ltd. Class A (XSSC)	1,157,220	2,172
	Wangfujing Group Co. Ltd. Class A (XSHG)	672,251	2,163
*	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (XSHG)	505,566	2,154
	Sichuan Changhong Electric Co. Ltd. Class A (XSHG)	3,659,100	2,149
	JCHX Mining Management Co. Ltd. Class A (XSHG)	439,296	2,144
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	1,043,125	2,143
*	Shandong Hi-Speed New Energy Group Ltd.	270,137,198	2,140
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	739,641	2,140
	Huizhou Desay Sv Automotive Co. Ltd. Class A	142,900	2,137
	360 Security Technology Inc. Class A (XSHG)	923,000	2,133
*	Ningbo Joyson Electronic Corp. Class A (XSHG)	955,826	2,131
*	Jolywood Suzhou Sunwatt Co. Ltd. Class A	1,067,710	2,131
	Jafron Biomedical Co. Ltd. Class A (XSHE)	510,690	2,125
*	Xi'an Bright Laser Technologies Co. Ltd. Class A	111,241	2,123
	Zhejiang Huace Film & Television Co. Ltd. Class A	1,700,924	2,122
	Sanquan Food Co. Ltd. Class A	873,620	2,121
	HLA Group Corp. Ltd. Class A (XSSC)	2,267,579	2,113
	CNPC Capital Co. Ltd. Class A	1,992,091	2,112
	Xianhe Co. Ltd. Class A	601,745	2,110
*	Shanghai DZH Ltd. Class A	1,945,300	2,109
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	83,302	2,107
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	744,387	2,106
	Shanghai Haohai Biological Technology Co. Ltd. Class A	131,582	2,106
	Shandong Sun Paper Industry JSC Ltd. Class A (XSHE)	1,277,100	2,102
	Henan Shuanghui Investment & Development Co. Ltd. Class A	582,809	2,101
	Shenghe Resources Holding Co. Ltd. Class A (XSHG)	1,051,830	2,098
	North Industries Group Red Arrow Co. Ltd. Class A	796,743	2,095

17

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	China Grand Automotive Services Group Co. Ltd. Class A (XSSC)	6,816,940	2,089
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A (XSHG)	1,806,254	2,089
	Hunan Changyuan Lico Co. Ltd. Class A	1,294,560	2,084
	Huafon Chemical Co. Ltd. Class A (XSHE)	1,999,101	2,081
*	Sany Heavy Energy Co. Ltd. Class A	426,842	2,078
*,1,2,3	Redco Properties Group Ltd.	12,241,640	2,074
*,2,3	National Agricultural Holdings Ltd.	13,680,292	2,074
	Wuhan DR Laser Technology Corp. Ltd. Class A	146,688	2,071
	Wuxi Boton Technology Co. Ltd. Class A	480,204	2,069
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	1,191,892	2,068
	Piesat Information Technology Co. Ltd. Class A	142,871	2,067
	Nanjing Yunhai Special Metals Co. Ltd. Class A	616,934	2,066
	Shandong Pharmaceutical Glass Co. Ltd. Class A	580,232	2,062
	Beijing Wandong Medical Technology Co. Ltd. Class A	633,223	2,062
	COFCO Biotechnology Co. Ltd. Class A	1,807,600	2,061
	Hisense Home Appliances Group Co. Ltd. Class A (XSEC)	574,900	2,060
*	CHN Energy Changyuan Electric Power Co. Ltd. Class A	2,599,294	2,056
	Shanghai Pret Composites Co. Ltd. Class A	1,003,062	2,053
	Tianma Microelectronics Co. Ltd. Class A (XSHE)	1,438,805	2,051
	Dong-E-E-Jiao Co. Ltd. Class A	275,700	2,050
	Neusoft Corp. Class A	1,243,366	2,050
	Xinhuanet Co. Ltd. Class A	452,800	2,050
	Sunflower Pharmaceutical Group Co. Ltd. Class A	538,108	2,048
	Yankershop Food Co. Ltd. Class A	112,100	2,046
*	Elion Energy Co. Ltd. Class A	3,447,450	2,045
*	Yixintang Pharmaceutical Group Co. Ltd. Class A	490,554	2,045
*	Qingdao Sentury Tire Co. Ltd. Class A	485,500	2,042
	CETC Potevio Science & Technology Co. Ltd. Class A	638,200	2,038
	Sai Micro Electronics Inc. Class A	693,440	2,035
	Glarun Technology Co. Ltd. Class A	871,649	2,032
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSSC)	3,487,528	2,031
	Hunan Valin Steel Co. Ltd. Class A (XSHE)	2,658,600	2,029
*	Antong Holdings Co. Ltd. Class A	4,305,231	2,029
	Tian Di Science & Technology Co. Ltd. Class A	2,566,939	2,027
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	1,100,500	2,024
*	Wonders Information Co. Ltd. Class A	1,073,100	2,023
	Shanghai Foreign Service Holding Group Co. Ltd. Class A (XSHG)	2,151,600	2,023
	SooChow Securities Co. Ltd. Class A (XSHG)	1,928,121	2,020
	Arcsoft Corp. Ltd. Class A	390,648	2,020
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	3,537,140	2,019
	Tayho Advanced Materials Group Co. Ltd. Class A	668,261	2,018
	Fujian Sunner Development Co. Ltd. Class A (XSHE)	652,847	2,018
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A (XSEC)	2,152,700	2,016
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	196,600	2,013
	Shanghai Huayi Group Co. Ltd. Class B	3,659,543	2,007
	Western Mining Co. Ltd. Class A	1,053,500	2,006
	China National Accord Medicines Corp. Ltd. Class A	213,347	2,004
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	234,317	2,003
		Shares	Market Value• ($000)
	Anhui Huaheng Biotechnology Co. Ltd. Class A	88,588	2,003
*,1	Viva Biotech Holdings	9,715,500	2,002
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	1,183,731	2,001
	Sinotrans Ltd. Class A (XSHG)	3,021,795	1,996
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A (XSHG)	1,991,001	1,992
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A (XSHG)	1,002,301	1,988
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	560,880	1,987
[2]	First Tractor Co. Ltd. Class H	3,729,706	1,986
*	KBC Corp. Ltd. Class A	78,067	1,985
*,1,2	Ascletis Pharma Inc.	6,103,000	1,983
	Thunder Software Technology Co. Ltd. Class A	162,200	1,982
	Zhuzhou Hongda Electronics Corp. Ltd. Class A (XSHE)	332,126	1,977
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	228,782	1,974
	Gree Real Estate Co. Ltd. Class A	1,695,100	1,972
	Eastern Communications Co. Ltd. Class A (XSSC)	1,312,062	1,972
*	Greenland Holdings Corp. Ltd. Class A (XSHG)	4,809,744	1,969
	Inner Mongolia ERDOS Resources Co. Ltd. Class A (XSHG)	941,000	1,967
*	Tianjin Trolia Information Technology Co. Ltd. Class A	3,079,300	1,964
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A (XSHG)	693,670	1,962
	C&S Paper Co. Ltd. Class A (XSHE)	1,152,090	1,962
	All Winner Technology Co. Ltd. Class A	512,430	1,959
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	471,900	1,959
	Hongta Securities Co. Ltd. Class A	1,638,780	1,958
	Tianshan Aluminum Group Co. Ltd. Class A	1,863,065	1,954
*	Zhejiang Zheneng Electric Power Co. Ltd. Class A (XSSC)	3,004,652	1,949
	TCL Technology Group Corp. Class A	3,365,000	1,946
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	180,760	1,946
	CPMC Holdings Ltd.	3,405,319	1,945
	Guangzhou Zhujiang Brewery Co. Ltd. Class A (XSHE)	1,435,600	1,944
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	377,780	1,942
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	898,950	1,940
*	Shengda Resources Co. Ltd. Class A	713,800	1,936
	Hualan Biological Engineering Inc. Class A	574,478	1,934
	ZWSOFT Co. Ltd. Guangzhou Class A	68,321	1,933
	Henan Shenhuo Coal & Power Co. Ltd. Class A	818,700	1,930
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	952,045	1,930
	Shanghai Yaoji Technology Co. Ltd. Class A	386,659	1,929
	Intco Medical Technology Co. Ltd. Class A	609,870	1,929
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	853,196	1,928
	SDIC Capital Co. Ltd. Class A (XSHG)	1,831,904	1,927
	Wolong Electric Group Co. Ltd. Class A	1,084,833	1,924
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	171,600	1,923
*	Shenzhen Topband Co. Ltd. Class A	1,179,400	1,921
	China Tungsten & Hightech Materials Co. Ltd. Class A	997,660	1,918
	Red Avenue New Materials Group Co. Ltd. Class A (XSHG)	345,100	1,916
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	986,738	1,915
	Zhejiang Hailiang Co. Ltd. Class A (XSHE)	1,087,716	1,914
	Beijing Strong Biotechnologies Inc. Class A	565,885	1,913

18

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Ecovacs Robotics Co. Ltd. Class A	189,700	1,909
	Henan Mingtai Al Industrial Co. Ltd. Class A	949,276	1,906
*	Hang Zhou Great Star Industrial Co. Ltd. Class A (XSHE)	692,700	1,900
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	804,713	1,899
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	2,145,709	1,898
	Tangshan Jidong Cement Co. Ltd. Class A	1,605,300	1,893
	Hoshine Silicon Industry Co. Ltd. Class A (XSHG)	178,420	1,890
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	182,500	1,887
	Shanghai Moons' Electric Co. Ltd. Class A	334,200	1,883
	Beijing Gehua CATV Network Co. Ltd. Class A	1,339,400	1,879
*	STO Express Co. Ltd. Class A (XSHE)	1,212,376	1,879
	Fujian Funeng Co. Ltd. Class A (XSHG)	1,105,261	1,878
	Quectel Wireless Solutions Co. Ltd. Class A	165,950	1,875
	COFCO Sugar Holding Co. Ltd. Class A	1,487,749	1,872
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	154,641	1,872
*	Sinomach Heavy Equipment Group Co. Ltd. Class A	3,903,600	1,870
	OPT Machine Vision Tech Co. Ltd. Class A	86,420	1,869
	Weihai Guangwei Composites Co. Ltd. Class A (XSHE)	248,048	1,868
	Bank of Chongqing Co. Ltd. Class A	1,626,217	1,861
*	Anhui Jinhe Industrial Co. Ltd. Class A	498,800	1,860
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	289,694	1,859
	Shanghai Huafon Aluminium Corp. Class A	947,500	1,859
	Huagong Tech Co. Ltd. Class A	385,000	1,857
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	2,445,840	1,856
	Shennan Circuits Co. Ltd. Class A	155,817	1,853
	Bank of Chengdu Co. Ltd. Class A (XSHG)	930,600	1,850
	B-Soft Co. Ltd. Class A	1,485,966	1,847
	Guangzhou Development Group Inc. Class A (XSHG)	2,025,500	1,846
	Inspur Electronic Information Industry Co. Ltd. Class A	310,040	1,845
*,2	Ausnutria Dairy Corp. Ltd.	3,861,000	1,843
	Zhejiang Dingli Machinery Co. Ltd. Class A	249,400	1,842
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A (XSHG)	613,542	1,842
*	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	423,600	1,839
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	549,579	1,839
	Shanghai Tunnel Engineering Co. Ltd. Class A	1,945,380	1,838
	Chinalin Securities Co. Ltd. Class A	924,427	1,838
	JA Solar Technology Co. Ltd. Class A	314,944	1,838
	Zhefu Holding Group Co. Ltd. Class A	3,328,400	1,837
	Beijing Jingyuntong Technology Co. Ltd. Class A	2,014,403	1,834
	Beijing Balance Medical Technology Co. Ltd. Class A	109,036	1,833
[2]	China SCE Group Holdings Ltd.	22,336,301	1,831
	Huadian Power International Corp. Ltd. Class A (XSHG)	2,005,117	1,831
	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	137,000	1,830
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	1,444,129	1,828
	Haier Smart Home Co. Ltd. Class A (XSHG)	532,200	1,826
	Hefei Meiya Optoelectronic Technology Inc. Class A (XSHE)	465,465	1,826
	Gaona Aero Material Co. Ltd. Class A (XSHE)	331,600	1,825
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	745,679	1,822
		Shares	Market Value• ($000)
	Sichuan Expressway Co. Ltd. Class A (XSSC)	3,088,510	1,821
	Guangxi Liugong Machinery Co. Ltd. Class A	1,652,461	1,819
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	403,091	1,817
	Jiangsu ToLand Alloy Co. Ltd. Class A	256,350	1,815
	CETC Digital Technology Co. Ltd. Class A	526,968	1,813
	Shanghai Medicilon Inc. Class A	83,512	1,813
	Flat Glass Group Co. Ltd. Class A	408,700	1,811
	Xiangcai Co. Ltd. Class A	1,488,900	1,811
	China Kings Resources Group Co. Ltd. Class A	348,582	1,803
	Sinomach Automobile Co. Ltd. Class A	1,218,000	1,800
	Beijing Tongtech Co. Ltd. Class A	482,980	1,799
	Chengtun Mining Group Co. Ltd. Class A	2,370,362	1,798
	Laobaixing Pharmacy Chain JSC Class A	356,932	1,798
	Zhejiang Chint Electrics Co. Ltd. Class A	476,188	1,795
	Rongsheng Petrochemical Co. Ltd. Class A	938,504	1,793
*	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	107,262	1,785
*	Jiangsu Akcome Science & Technology Co. Ltd. Class A	4,404,621	1,782
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	457,342	1,780
	Accelink Technologies Co. Ltd. Class A (XSHE)	513,948	1,780
*	Roshow Technology Co. Ltd. Class A	1,598,800	1,780
*	Shandong Sinobioway Biomedicine Co. Ltd. Class A	631,460	1,779
	Jason Furniture Hangzhou Co. Ltd. Class A	331,500	1,777
*	Rising Nonferrous Metals Share Co. Ltd. Class A	322,720	1,777
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	281,658	1,776
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	70,949	1,776
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	78,442	1,776
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	345,976	1,769
	Northeast Securities Co. Ltd. Class A (XSHE)	1,604,558	1,769
	Jiangsu Cnano Technology Co. Ltd. Class A	226,386	1,765
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	2,409,400	1,763
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	882,336	1,761
*	Lakala Payment Co. Ltd. Class A	718,400	1,761
*	China High Speed Transmission Equipment Group Co. Ltd.	4,814,934	1,760
	YGSOFT Inc. Class A (XSHE)	1,431,258	1,757
	Shanxi Coking Co. Ltd. Class A	2,255,474	1,756
*	Beijing Jetsen Technology Co. Ltd. Class A	1,742,123	1,755
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	352,496	1,754
*	Sanwei Holding Group Co. Ltd. Class A	693,030	1,754
	Anhui Kouzi Distillery Co. Ltd. Class A	201,427	1,753
	Guangdong Golden Dragon Development Inc. Class A (XSHE)	892,900	1,752
	Yunda Holding Co. Ltd. Class A (XSHE)	998,503	1,752
	Caida Securities Co. Ltd. Class A	1,598,300	1,752
*	China Express Airlines Co. Ltd. Class A	1,118,500	1,750
*	Semitronix Corp.	122,500	1,749
*	Zotye Automobile Co. Ltd. Class A	3,990,300	1,749
	Zhejiang Weiming Environment Protection Co. Ltd. Class A (XSSC)	661,179	1,748
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	382,600	1,745
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	636,798	1,743
	Yantai Eddie Precision Machinery Co. Ltd. Class A (XSHG)	709,199	1,743
	Three's Co. Media Group Co. Ltd. Class A	77,436	1,742
	Shenzhen Hopewind Electric Co. Ltd. Class A	427,900	1,742

19

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	475,864	1,740
	Ningbo Tuopu Group Co. Ltd. Class A (XSHG)	236,455	1,734
	Shenzhen Envicool Technology Co. Ltd. Class A	301,400	1,734
	Ningxia Jiaze New Energy Co. Ltd. Class A	2,495,200	1,733
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	2,244,251	1,731
	Ganfeng Lithium Group Co. Ltd. Class A	183,760	1,729
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A (XSHE)	229,000	1,726
	Jiangxi Jovo Energy Co. Ltd. Class A	535,200	1,726
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,447,940	1,721
	Wuxi NCE Power Co. Ltd. Class A	248,058	1,721
*	Keshun Waterproof Technologies Co. Ltd. Class A	1,101,860	1,717
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A (XSHG)	1,061,535	1,715
	Shaanxi Construction Engineering Group Corp. Ltd. Class A (XSHG)	1,889,590	1,711
	Guangzhou Haige Communications Group Inc. Co. Class A (XSHE)	1,201,147	1,711
[2]	China Tobacco International HK Co. Ltd.	1,358,000	1,707
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	923,600	1,706
	China World Trade Center Co. Ltd. Class A	635,535	1,703
	Shinva Medical Instrument Co. Ltd. Class A	366,248	1,703
	Moon Environment Technology Co. Ltd. Class A	795,284	1,702
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSHG)	2,920,501	1,701
	Lancy Co. Ltd. Class A	430,900	1,701
[1]	Qingdao Port International Co. Ltd. Class H	2,903,915	1,700
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	288,082	1,699
	Shanghai AJ Group Co. Ltd. Class A	2,177,598	1,697
*	Jiangsu Azure Corp. Class A	1,053,150	1,695
	Yonghui Superstores Co. Ltd. Class A (XSHG)	3,424,195	1,693
	Wangsu Science & Technology Co. Ltd. Class A (XSHE)	1,301,019	1,693
	People.cn Co. Ltd. Class A	568,981	1,693
	Shanghai Construction Group Co. Ltd. Class A	4,103,782	1,690
	HLA Group Corp. Ltd. Class A (XSHG)	1,812,931	1,690
	Wuxi Taiji Industry Co. Ltd. Class A	1,770,531	1,689
	Hangzhou Dptech Technologies Co. Ltd. Class A	676,947	1,689
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	1,506,900	1,689
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A (XSHG)	802,256	1,682
*	Great Chinasoft Technology Co. Ltd. Class A	941,500	1,681
	Shenzhen Megmeet Electrical Co. Ltd. Class A (XSHE)	386,775	1,681
	Sinochem International Corp. Class A (XSSC)	1,871,806	1,679
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A (XSSC)	2,126,424	1,679
	Vats Liquor Chain Store Management JSC Ltd. Class A	428,658	1,673
*	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	923,910	1,672
*	TongFu Microelectronics Co. Ltd. Class A (XSHE)	644,588	1,671
*	Shenzhen MTC Co. Ltd. Class A (XSHE)	2,400,755	1,670
	Shanghai M&G Stationery Inc. Class A (XSHG)	249,275	1,670
	Huaan Securities Co. Ltd. Class A (XSHG)	2,312,221	1,670
	China Merchants Property Operation & Service Co. Ltd. Class A (XSHE)	744,416	1,669
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	815,521	1,667
	Shandong Denghai Seeds Co. Ltd. Class A (XSHE)	683,618	1,666
	Xiamen ITG Group Corp. Ltd. Class A	1,262,574	1,663
	Center International Group Co. Ltd. Class A	467,600	1,662
		Shares	Market Value• ($000)
	Angel Yeast Co. Ltd. Class A	286,988	1,660
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	2,524,400	1,660
	Hainan Strait Shipping Co. Ltd. Class A (XSHE)	1,677,780	1,656
	China Tianying Inc. Class A	2,471,620	1,655
	FAW Jiefang Group Co. Ltd. Class A	1,405,500	1,654
	Yusys Technologies Co. Ltd. Class A	618,780	1,654
	Xinyangfeng Agricultural Technology Co. Ltd. Class A (XSHE)	1,008,156	1,652
	Shenzhen Yinghe Technology Co. Ltd. Class A	620,560	1,652
*	Bank of Zhengzhou Co. Ltd. Class A	4,923,958	1,651
	Asymchem Laboratories Tianjin Co. Ltd. Class A	90,199	1,650
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (XSHE)	1,479,817	1,648
*	Sino Biological Inc. Class A	110,770	1,647
*	Grandjoy Holdings Group Co. Ltd. Class A (XSHE)	3,113,300	1,646
	XTC New Energy Materials Xiamen Co. Ltd. Class A	181,063	1,646
	Hainan Haide Capital Management Co. Ltd. Class A	604,977	1,645
*	Shanghai Milkground Food Tech Co. Ltd. Class A	433,674	1,645
*	Hubei Century Network Technology Co. Ltd. Class A	258,500	1,644
	Guangxi Guiguan Electric Power Co. Ltd. Class A	2,050,466	1,642
	Do-Fluoride New Materials Co. Ltd. Class A (XSHE)	557,830	1,640
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	203,275	1,639
*	Beijing Jingneng Power Co. Ltd. Class A (XSSC)	3,443,903	1,638
	Xinhua Winshare Publishing & Media Co. Ltd. Class A (XSSC)	582,670	1,635
	Daan Gene Co. Ltd. Class A (XSHE)	726,179	1,635
	ORG Technology Co. Ltd. Class A	2,362,407	1,631
	Sino-Platinum Metals Co. Ltd. Class A	673,033	1,630
*	Hangzhou Lion Electronics Co. Ltd. Class A (XSHG)	244,052	1,630
	INESA Intelligent Tech Inc. Class A	1,133,790	1,627
	Jizhong Energy Resources Co. Ltd. Class A	1,519,400	1,626
	Foran Energy Group Co. Ltd. Class A	933,470	1,622
	Sineng Electric Co. Ltd. Class A	202,500	1,622
	Kunshan Dongwei Technology Co. Ltd. Class A	133,051	1,620
	Hangzhou Shunwang Technology Co. Ltd. Class A	680,200	1,619
	Guangzhou Wondfo Biotech Co. Ltd. Class A	372,118	1,619
	China National Medicines Corp. Ltd. Class A (XSHG)	270,986	1,618
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A (XSHE)	1,622,754	1,617
	Sailun Group Co. Ltd. Class A	1,085,915	1,615
*	Shenzhen H&T Intelligent Control Co. Ltd. Class A (XSHE)	708,842	1,614
	Shinghwa Advanced Material Group Co. Ltd. Class A	171,000	1,614
	Suzhou Good-Ark Electronics Co. Ltd. Class A	837,100	1,614
	Tianjin Port Co. Ltd. Class A (XSHG)	2,315,508	1,613
*	Datang International Power Generation Co. Ltd. Class A	3,583,900	1,611
	BTG Hotels Group Co. Ltd. Class A	514,100	1,609
*	Inner Mongolia Xingye Mining Co. Ltd. Class A (XSHE)	1,276,772	1,609
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A (XSHG)	711,600	1,608
*	Yifan Pharmaceutical Co. Ltd. Class A (XSHE)	740,302	1,606
	Joyoung Co. Ltd. Class A	682,392	1,606
	Shanghai Jahwa United Co. Ltd. Class A	378,925	1,603
	Sealand Securities Co. Ltd. Class A (XSHE)	3,177,265	1,603
*	TongFu Microelectronics Co. Ltd. Class A	617,991	1,602

20

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Leyard Optoelectronic Co. Ltd. Class A	1,748,173	1,601
	Beijing Tiantan Biological Products Corp. Ltd. Class A (XSHG)	412,933	1,601
	Chongqing Department Store Co. Ltd. Class A	374,760	1,601
	Electric Connector Technology Co. Ltd. Class A	358,005	1,600
	Beijing BDStar Navigation Co. Ltd. Class A (XSHE)	339,651	1,600
	Ningbo Boway Alloy Material Co. Ltd. Class A	744,770	1,596
*	Porton Pharma Solutions Ltd. Class A	321,250	1,596
	Yintai Gold Co. Ltd. Class A	857,780	1,595
	KPC Pharmaceuticals Inc. Class A	523,308	1,595
*	Hunan Corun New Energy Co. Ltd. Class A	1,484,230	1,594
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	929,331	1,589
	CETC Cyberspace Security Technology Co. Ltd. Class A	337,394	1,586
	Sichuan Swellfun Co. Ltd. Class A	167,033	1,584
	Shanghai Baosight Software Co. Ltd. Class A	202,950	1,583
	BOC International China Co. Ltd. Class A	1,019,327	1,583
	CNPC Capital Co. Ltd. Class A (XSHE)	1,493,200	1,583
	Nuode New Materials Co. Ltd. Class A	1,516,200	1,582
	Xinjiang Communications Construction Group Co. Ltd. Class A	576,600	1,582
	Pacific Shuanglin Bio-pharmacy Co. Ltd. Class A (XSHE)	465,203	1,580
	Dongguan Yiheda Automation Co. Ltd. Class A	201,069	1,579
	Dongguan Development Holdings Co. Ltd. Class A	1,091,801	1,575
*	Farasis Energy Gan Zhou Co. Ltd. Class A	506,551	1,574
	Shanghai Datun Energy Resources Co. Ltd. Class A	745,100	1,573
*	PNC Process Systems Co. Ltd. Class A	259,400	1,573
	Jiangxi Ganyue Expressway Co. Ltd. Class A	2,901,500	1,572
*	Vantone Neo Development Group Co. Ltd. Class A	2,028,010	1,571
	Shanghai Belling Co. Ltd. Class A	575,144	1,568
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A (XSHE)	4,554,460	1,566
	Tianneng Battery Group Co. Ltd. Class A	324,087	1,566
	BTG Hotels Group Co. Ltd. Class A (XSHG)	499,726	1,564
*	Jihua Group Corp. Ltd. Class A	3,491,500	1,564
	Nanjing Gaoke Co. Ltd. Class A	1,597,551	1,564
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	540,800	1,564
*	Hubei Yihua Chemical Industry Co. Ltd. Class A	867,400	1,562
	COFCO Capital Holdings Co. Ltd. Class A (XSHE)	1,446,657	1,560
*	Wanda Film Holding Co. Ltd. Class A (XSHE)	755,300	1,560
	Shengyi Technology Co. Ltd. Class A (XSHG)	671,118	1,558
	Tasly Pharmaceutical Group Co. Ltd. Class A (XSHG)	712,242	1,558
	Jiangsu Financial Leasing Co. Ltd. Class A	1,645,707	1,558
	Bear Electric Appliance Co. Ltd. Class A	127,600	1,555
	Nanjing Vazyme Biotech Co. Ltd. Class A	290,746	1,555
	China Galaxy Securities Co. Ltd. Class A	995,320	1,553
	China Southern Power Grid Technology Co. Ltd. Class A	257,685	1,552
*	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A (XSHE)	1,986,905	1,550
	China Publishing & Media Co. Ltd. Class A	1,075,300	1,550
*	Inner Mongolia OJing Science & Technology Co. Ltd. Class A	111,500	1,550
	Anhui Construction Engineering Group Co. Ltd. Class A	1,699,609	1,549
	CQ Pharmaceutical Holding Co. Ltd. Class A (XSHE)	1,366,500	1,548
*	New Journey Health Technology Group Co. Ltd. Class A	2,223,600	1,546
	PCI Technology Group Co. Ltd. Class A (XSHG)	1,516,958	1,541
		Shares	Market Value• ($000)
*	Youzu Interactive Co. Ltd. Class A	485,916	1,540
	Shanghai Liangxin Electrical Co. Ltd. Class A	925,872	1,538
	Guotai Epoint Software Co. Ltd. Class A	221,590	1,537
	WUS Printed Circuit Kunshan Co. Ltd. Class A	482,790	1,531
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	216,164	1,530
[1,2]	China Everbright Greentech Ltd.	7,923,814	1,529
	Jiangsu Yangnong Chemical Co. Ltd. Class A (XSHG)	114,900	1,529
	Sinoma Science & Technology Co. Ltd. Class A	500,100	1,527
*	Shanghai Electric Group Co. Ltd. Class A (XSSC)	2,251,267	1,527
	Focus Technology Co. Ltd. Class A	310,120	1,527
	GRG Metrology & Test Group Co. Ltd. Class A	466,500	1,527
	Shenzhen Tagen Group Co. Ltd. Class A	1,970,094	1,525
	Jiuzhitang Co. Ltd. Class A	803,900	1,524
*	Top Energy Co. Ltd. Shanxi Class A	1,237,044	1,524
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	190,956	1,524
	Shanghai Awinic Technology Co. Ltd. Class A	110,732	1,523
	Yueyang Forest & Paper Co. Ltd. Class A (XSHG)	1,497,780	1,521
	Western Securities Co. Ltd. Class A	1,569,968	1,520
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	1,092,253	1,520
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A (XSHE)	1,664,745	1,519
	Gansu Yasheng Industrial Group Co. Ltd. Class A	3,351,600	1,517
	Changjiang Publishing & Media Co. Ltd. Class A	1,099,100	1,516
	Suplet Power Co. Ltd. Class A	356,729	1,514
*	Offcn Education Technology Co. Ltd. Class A	2,129,576	1,513
	People.cn Co. Ltd. Class A (XSHG)	508,213	1,512
	Topsec Technologies Group Inc. Class A (XSHE)	879,332	1,508
	Angang Steel Co. Ltd. Class A (XSHE)	3,536,802	1,507
	Beijing SuperMap Software Co. Ltd. Class A	490,500	1,505
*	Pacific Securities Co. Ltd. Class A (XSSC)	3,822,620	1,505
	Rockchip Electronics Co. Ltd. Class A	141,900	1,505
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A	683,200	1,504
[2]	KWG Living Group Holdings Ltd.	11,074,047	1,503
	Tasly Pharmaceutical Group Co. Ltd. Class A (XSSC)	686,014	1,501
	Top Resource Conservation & Environment Corp. Class A	847,100	1,501
	Amoy Diagnostics Co. Ltd. Class A	368,460	1,498
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A (XSEC)	698,539	1,496
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	6,449,000	1,491
	Lier Chemical Co. Ltd. Class A	706,221	1,489
	China Wafer Level CSP Co. Ltd. Class A (XSHG)	455,347	1,487
	Wuxi Rural Commercial Bank Co. Ltd. Class A	1,810,900	1,487
	Anhui Xinhua Media Co. Ltd. Class A	1,299,982	1,487
*	Talkweb Information System Co. Ltd. Class A (XSHE)	844,649	1,482
	Lianhe Chemical Technology Co. Ltd. Class A	853,200	1,481
	Sichuan Yahua Industrial Group Co. Ltd. Class A (XSHE)	545,100	1,481
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A (XSHG)	1,120,400	1,477
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A (XSHG)	729,300	1,477
	Kailuan Energy Chemical Co. Ltd. Class A (XSHG)	1,477,669	1,473
	Huafon Chemical Co. Ltd. Class A	1,414,100	1,472
	Zhejiang Longsheng Group Co. Ltd. Class A (XSSC)	1,062,900	1,472

21

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Chengdu Kanghua Biological Products Co. Ltd. Class A	118,050	1,472
	Jade Bird Fire Co. Ltd. Class A	404,593	1,472
	Lushang Health Industry Development Co. Ltd. Class A	925,879	1,467
*	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	473,849	1,467
*	Guangshen Railway Co. Ltd. Class A (XSSC)	3,727,334	1,465
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	1,268,461	1,463
	Fujian Sunner Development Co. Ltd. Class A	472,967	1,462
*	Jinlei Technology Co. Ltd. Class A	253,900	1,462
	Jinko Power Technology Co. Ltd. Class A	2,169,800	1,461
	Chongqing Chuanyi Automation Co. Ltd. Class A	251,049	1,459
*	Wuxi Paike New Materials Technology Co. Ltd. Class A	93,800	1,458
*	JS Corrugating Machinery Co. Ltd. Class A	532,900	1,456
	Xuji Electric Co. Ltd. Class A	446,000	1,453
	Jinhong Gas Co. Ltd. Class A	362,709	1,453
	Hisense Visual Technology Co. Ltd. Class A (XSSC)	450,162	1,452
	Easyhome New Retail Group Co. Ltd. Class A	2,402,000	1,447
	Wuhu Token Science Co. Ltd. Class A (XSHE)	1,627,300	1,446
[2]	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	3,561,772	1,445
	Xuji Electric Co. Ltd. Class A (XSHE)	443,400	1,444
	Luolai Lifestyle Technology Co. Ltd. Class A	784,283	1,444
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	1,095,952	1,443
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A (XSHG)	1,035,882	1,442
	Hunan Gold Corp. Ltd. Class A (XSHE)	665,040	1,442
	Shenzhen Leaguer Co. Ltd. Class A	1,145,721	1,442
*	Pang Da Automobile Trade Co. Ltd. Class A	12,628,300	1,442
	North China Pharmaceutical Co. Ltd. Class A	1,585,460	1,439
	BrightGene Bio-Medical Technology Co. Ltd. Class A	414,069	1,439
	Guizhou Panjiang Refined Coal Co. Ltd. Class A (XSHG)	1,466,300	1,438
*	Lifan Technology Group Co. Ltd. Class A	2,815,200	1,438
	Bestechnic Shanghai Co. Ltd. Class A	80,426	1,437
*	Beijing Jingwei Hirain Technologies Co. Inc.	70,584	1,435
	Jiangsu Guomao Reducer Co. Ltd. Class A	510,092	1,434
*	An Hui Wenergy Co. Ltd. Class A (XSHE)	1,824,144	1,433
	Zhejiang Yongtai Technology Co. Ltd. Class A (XSHE)	580,426	1,433
*	Cheng De Lolo Co. Ltd. Class A (XSHE)	1,096,852	1,431
	Wangsu Science & Technology Co. Ltd. Class A	1,098,938	1,430
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	325,920	1,429
	Jiangsu Linyang Energy Co. Ltd. Class A	1,258,325	1,429
	Newland Digital Technology Co. Ltd. Class A (XSHE)	618,095	1,428
*	TDG Holdings Co. Ltd. Class A	940,100	1,428
	Shenzhen Desay Battery Technology Co. Class A (XSHE)	267,380	1,428
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A (XSHE)	684,944	1,423
*	Beijing Compass Technology Development Co. Ltd. Class A	196,800	1,418
	Xi'An Shaangu Power Co. Ltd. Class A (XSSC)	1,038,126	1,418
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	1,374,513	1,418
*	Zhongmin Energy Co. Ltd. Class A	1,855,427	1,417
	Fujian Apex Software Co. Ltd. Class A	183,700	1,416
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A (XSHE)	1,475,460	1,414
	Beijing Kingsoft Office Software Inc. Class A	22,199	1,414
		Shares	Market Value• ($000)
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	1,448,300	1,413
*	NYOCOR Co. Ltd. Class A	1,483,800	1,412
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	856,902	1,411
	Guangdong Advertising Group Co. Ltd. Class A	1,672,622	1,411
	Beijing Yanjing Brewery Co. Ltd. Class A	744,900	1,409
	Shanghai M&G Stationery Inc. Class A	210,300	1,409
	China Animal Husbandry Industry Co. Ltd. Class A (XSHG)	748,498	1,408
	Jizhong Energy Resources Co. Ltd. Class A (XSHE)	1,315,107	1,408
	NanJi E-Commerce Co. Ltd. Class A	2,206,043	1,404
	Shandong Yulong Gold Co. Ltd. Class A	800,400	1,404
	Xiamen Kingdomway Group Co. Class A (XSHE)	462,900	1,404
*	Hengdian Entertainment Co. Ltd. Class A (XSHG)	597,900	1,404
	Suzhou Oriental Semiconductor Co. Ltd. Class A	48,234	1,403
	Hainan Jinpan Smart Technology Co. Ltd. Class A	296,424	1,401
	Zhongshan Public Utilities Group Co. Ltd. Class A (XSHE)	1,311,136	1,400
	Guangzhou Restaurant Group Co. Ltd. Class A (XSHG)	315,241	1,397
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	5,596,869	1,396
	China Fangda Group Co. Ltd. Class B	5,337,612	1,395
	Fujian Expressway Development Co. Ltd. Class A	3,044,400	1,395
*	Shenzhen Infinova Ltd. Class A	1,076,307	1,394
	CGN Power Co. Ltd. Class A	3,113,500	1,394
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	1,539,035	1,394
	Rizhao Port Co. Ltd. Class A	3,208,600	1,392
	Beibuwan Port Co. Ltd. Class A	1,122,600	1,390
*	Han's Laser Technology Industry Group Co. Ltd. Class A (XSHE)	367,400	1,389
	Shandong Jinjing Science & Technology Co. Ltd. Class A	1,158,896	1,389
	First Tractor Co. Ltd. Class A (XSSC)	828,289	1,387
	Shenzhen Huaqiang Industry Co. Ltd. Class A	782,836	1,386
*	Shenzhen Invt Electric Co. Ltd. Class A	844,252	1,385
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,390,724	1,380
	Anhui Jianghuai Automobile Group Corp. Ltd. Class A (XSSC)	810,628	1,379
*	Zhejiang Wanliyang Co. Ltd. Class A (XSEC)	1,126,200	1,379
	Central China Securities Co. Ltd. Class A (XSSC)	2,405,400	1,378
*	Zhejiang Crystal-Optech Co. Ltd. Class A (XSHE)	819,994	1,378
	Shandong Sun Paper Industry JSC Ltd. Class A	835,800	1,375
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	578,600	1,375
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	401,640	1,375
	Cathay Biotech Inc. Class A	178,529	1,373
*	Shandong Xinchao Energy Corp. Ltd. Class A (XSHG)	3,400,300	1,371
	Appotronics Corp. Ltd. Class A	421,869	1,367
	Zhejiang China Commodities City Group Co. Ltd. Class A (XSHG)	976,000	1,366
	Changchun BCHT Biotechnology Co. Ltd. Class A	133,043	1,366
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A (XSHE)	792,819	1,361
*	Hybio Pharmaceutical Co. Ltd. Class A (XSEC)	815,691	1,357
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	434,798	1,357
	Xiamen C & D Inc. Class A	772,400	1,354

22

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A (XSHE)	361,179	1,353
	Anhui Yingliu Electromechanical Co. Ltd. Class A (XSHG)	472,360	1,353
	China Railway Signal & Communication Corp. Ltd. Class A	1,435,734	1,353
*	Han's Laser Technology Industry Group Co. Ltd. Class A	357,723	1,352
	Zhejiang Construction Investment Group Co. Ltd. Class A	545,100	1,352
	Kidswant Children Products Co. Ltd. Class A	858,900	1,352
	NSFOCUS Technologies Group Co. Ltd. Class A	736,318	1,351
	Valiant Co. Ltd. Class A (XSHE)	510,250	1,351
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A (XSHG)	288,300	1,351
	Suzhou Everbright Photonics Co. Ltd. Class A	100,290	1,350
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	330,880	1,349
	Sichuan Hexie Shuangma Co. Ltd. Class A (XSHE)	484,900	1,347
	Shandong Hi-speed Co. Ltd. Class A	1,290,554	1,346
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	342,082	1,343
*	Zhejiang Windey Co. Ltd. Class A	684,528	1,343
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	178,080	1,342
*	Beijing Thunisoft Corp. Ltd. Class A	1,030,720	1,339
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	1,150,408	1,338
	Shenzhen Sunway Communication Co. Ltd. Class A	481,625	1,337
	Shanghai Environment Group Co. Ltd. Class A	955,007	1,336
	Shenzhen Gas Corp. Ltd. Class A	1,333,087	1,332
	G-bits Network Technology Xiamen Co. Ltd. Class A	17,600	1,332
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,040,200	1,332
	Daan Gene Co. Ltd. Class A	591,344	1,331
*	Minmetals Development Co. Ltd. Class A (XSHG)	922,286	1,331
	Suofeiya Home Collection Co. Ltd. Class A	486,978	1,331
	Grandblue Environment Co. Ltd. Class A	458,060	1,330
*	Xinjiang Zhongtai Chemical Co. Ltd. Class A	1,403,800	1,327
	Bank of Suzhou Co. Ltd. Class A	1,219,570	1,325
	China Coal Xinji Energy Co. Ltd. Class A	2,203,900	1,323
*	GalaxyCore Inc. Class A	576,266	1,323
	Wencan Group Co. Ltd. Class A	229,786	1,321
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	1,214,900	1,320
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	352,352	1,320
	Shenzhen Sunway Communication Co. Ltd. Class A (XSHE)	475,324	1,319
	Wangfujing Group Co. Ltd. Class A (XSSC)	409,042	1,316
	Winner Medical Co. Ltd. Class A	149,861	1,315
	PhiChem Corp. Class A	498,100	1,314
	Xilinmen Furniture Co. Ltd. Class A	357,900	1,314
	Hubei Xingfa Chemicals Group Co. Ltd. Class A (XSHG)	367,200	1,313
*	Lecron Industrial Development Group Co. Ltd. Class A	1,128,300	1,313
	Guizhou Chanhen Chemical Corp. Class A	404,800	1,313
	Jiangsu Shagang Co. Ltd. Class A	2,315,785	1,312
	Nanjing Xinjiekou Department Store Co. Ltd. Class A (XSSC)	1,107,100	1,312
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A (XSEC)	2,273,294	1,311
	Chengdu CORPRO Technology Co. Ltd. Class A	390,400	1,309
	Beijing Haohua Energy Resource Co. Ltd. Class A	1,424,760	1,309
		Shares	Market Value• ($000)
	Bafang Electric Suzhou Co. Ltd. Class A	101,489	1,309
	Shanghai Chinafortune Co. Ltd. Class A	812,561	1,305
*	Seazen Holdings Co. Ltd. Class A	606,000	1,304
	Beijing Capital Development Co. Ltd. Class A	2,014,531	1,302
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	214,433	1,302
*	Pengxin International Mining Co. Ltd. Class A	2,456,000	1,301
	Gemdale Corp. Class A (XSHG)	1,101,700	1,300
	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	111,680	1,300
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	354,360	1,298
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	234,325	1,298
	Bank of Qingdao Co. Ltd. Class A (XSHE)	2,701,990	1,297
	Chengdu Wintrue Holding Co. Ltd. Class A	868,170	1,296
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A (XSHG)	888,150	1,295
	Baiyin Nonferrous Group Co. Ltd. Class A	3,084,400	1,293
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	463,100	1,293
	Do-Fluoride New Materials Co. Ltd. Class A	439,040	1,291
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	163,895	1,290
*	Hytera Communications Corp. Ltd. Class A (XSHE)	1,486,765	1,287
*	Jiajiayue Group Co. Ltd. Class A	603,492	1,287
	Xinjiang Tianshan Cement Co. Ltd. Class A (XSHE)	1,061,720	1,286
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	389,536	1,286
	Maanshan Iron & Steel Co. Ltd. Class A (XSHG)	3,249,200	1,283
	Beyondsoft Corp. Class A	638,200	1,283
	Hangzhou Sunrise Technology Co. Ltd. Class A	524,066	1,283
	Wuchan Zhongda Group Co. Ltd. Class A (XSHG)	1,626,115	1,282
*	JinJian Cereals Industry Co. Ltd. Class A	1,190,000	1,281
	Shenzhen FRD Science & Technology Co. Ltd.	465,019	1,280
	Shenghe Resources Holding Co. Ltd. Class A	641,200	1,279
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	858,650	1,276
	Tongyu Heavy Industry Co. Ltd. Class A	3,501,757	1,275
	Zhuzhou Times New Material Technology Co. Ltd. Class A	802,800	1,275
*	New Guomai Digital Culture Co. Ltd. Class A	733,200	1,274
	Espressif Systems Shanghai Co. Ltd. Class A	75,282	1,271
*	Zhewen Interactive Group Co. Ltd. Class A	1,219,700	1,270
	Weihai Guangwei Composites Co. Ltd. Class A	168,500	1,269
*	Zhejiang Chengchang Technology Co. Ltd. Class A	72,100	1,269
	Wuhan Jingce Electronic Group Co. Ltd. Class A (XSHE)	82,677	1,267
*	Ningxia Western Venture Industrial Co. Ltd. Class A	1,478,651	1,265
*	Shanghai Electric Power Co. Ltd. Class A (XSHG)	836,400	1,264
	Chengdu XGimi Technology Co. Ltd. Class A	50,158	1,263
	Henan Liliang Diamond Co. Ltd. Class A	104,200	1,263
	Shanghai Tianchen Co. Ltd. Class A	728,338	1,262
	China Sports Industry Group Co. Ltd. Class A	908,800	1,262
	Chow Tai Seng Jewellery Co. Ltd. Class A	515,325	1,261
	Anhui Expressway Co. Ltd. Class A	920,500	1,261
*	UTour Group Co. Ltd. Class A	1,051,725	1,260
	Hefei Meiya Optoelectronic Technology Inc. Class A	320,005	1,256
	Hesteel Co. Ltd. Class A (XSHE)	3,757,200	1,254
	China Baoan Group Co. Ltd. Class A	811,820	1,253
	Red Avenue New Materials Group Co. Ltd. Class A	225,600	1,252
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,751,501	1,252

23

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Jiangsu Guotai International Group Co. Ltd. Class A	1,057,871	1,251
	Jinyu Bio-Technology Co. Ltd. Class A (XSSC)	803,254	1,250
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A (XSHE)	163,780	1,250
	Dosilicon Co. Ltd. Class A	257,910	1,247
	Shenergy Co. Ltd. Class A (XSSC)	1,292,291	1,246
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A (XSHG)	234,200	1,245
	Sichuan EM Technology Co. Ltd. Class A (XSHG)	698,750	1,245
	Cinda Real Estate Co. Ltd. Class A (XSSC)	1,919,213	1,244
	Shandong Bohui Paper Industrial Co. Ltd. Class A	1,345,900	1,243
*	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A (XSEC)	1,411,966	1,243
	Yutong Bus Co. Ltd. Class A (XSHG)	635,800	1,242
	Grinm Advanced Materials Co. Ltd. Class A	623,800	1,241
	Bright Dairy & Food Co. Ltd. Class A	794,000	1,240
	Citic Pacific Special Steel Group Co. Ltd. Class A	531,045	1,239
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd. Class A	754,808	1,238
	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	231,660	1,238
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	514,700	1,238
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	73,866	1,238
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	1,946,363	1,238
	Hengli Petrochemical Co. Ltd. Class A	541,200	1,237
	Zhejiang Wanma Co. Ltd. Class A (XSHG)	793,972	1,237
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	748,600	1,235
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	606,052	1,234
	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	426,010	1,234
*	Beijing Dabeinong Technology Group Co. Ltd. Class A	1,206,300	1,233
	Zheshang Securities Co. Ltd. Class A (XSHG)	832,600	1,233
	PharmaBlock Sciences Nanjing Inc. Class A (XSHE)	152,414	1,232
	Shenzhen Changhong Technology Co. Ltd. Class A	485,400	1,231
	Shenzhen Fine Made Electronics Group Co. Ltd. Class A (XSHE)	192,100	1,231
	Wushang Group Co. Ltd. Class A	745,977	1,227
	MLS Co. Ltd. Class A	952,800	1,225
	Guangdong Aofei Data Technology Co. Ltd. Class A	653,257	1,225
	Guizhou Zhenhua E-chem Inc. Class A	240,298	1,223
	AUCMA Co. Ltd. Class A	1,427,501	1,222
	Financial Street Holdings Co. Ltd. Class A (XSHE)	1,676,851	1,221
*	Shandong Chenming Paper Holdings Ltd. Class A (XSHE)	1,677,550	1,220
*	Zhongnongfa Seed Industry Group Co. Ltd. Class A	943,400	1,217
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	1,774,500	1,216
	Chengdu ALD Aviation Manufacturing Corp. Class A	353,242	1,216
	Minmetals Capital Co. Ltd. Class A	1,506,360	1,214
	China National Software & Service Co. Ltd. Class A (XSHG)	147,380	1,214
	Wuhan Keqian Biology Co. Ltd. Class A	327,993	1,213
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	2,698,046	1,210
	China XD Electric Co. Ltd. Class A (XSHG)	1,531,400	1,210
		Shares	Market Value• ($000)
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSHG)	1,405,016	1,209
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,329,500	1,208
	Sinosoft Co. Ltd. Class A	214,340	1,208
	Zhejiang Tony Electronic Co. Ltd. Class A	196,900	1,207
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	2,089,850	1,205
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A (XSHE)	547,439	1,205
	Camel Group Co. Ltd. Class A	872,471	1,203
	Beijing Dahao Technology Corp. Ltd. Class A	563,787	1,203
	JiuGui Liquor Co. Ltd. Class A	74,400	1,202
*	Shandong WIT Dyne Health Co. Ltd. Class A	227,050	1,202
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A (XSHG)	580,150	1,202
	Yunnan Energy Investment Co. Ltd. Class A	751,155	1,201
	Arctech Solar Holding Co. Ltd. Class A	109,549	1,201
*	China Reform Health Management & Services Group Co. Ltd. Class A (XSHE)	771,892	1,199
*	Guosheng Financial Holding Inc. Class A (XSHE)	1,012,873	1,198
	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	1,171,610	1,198
*	Shandong Dongyue Organosilicon Material Co. Ltd. Class A	799,300	1,197
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	997,850	1,195
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	2,438,150	1,194
	DeHua TB New Decoration Materials Co. Ltd. Class A	760,550	1,193
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A (XSSC)	885,031	1,192
*	Jiangxi Ganneng Co. Ltd. Class A	992,742	1,192
	Beijing Tianyishangjia New Material Corp. Ltd. Class A	427,125	1,192
	Shandong Publishing & Media Co. Ltd. Class A	711,600	1,191
	Bluestar Adisseo Co. Class A	1,009,941	1,191
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	799,200	1,191
	Ningbo Yongxin Optics Co. Ltd.	97,100	1,191
	Guangzhou Haige Communications Group Inc. Co. Class A	835,700	1,190
	Hubei Energy Group Co. Ltd. Class A	1,930,290	1,190
	Southern Publishing & Media Co. Ltd. Class A	445,500	1,190
	Jinduicheng Molybdenum Co. Ltd. Class A (XSHG)	731,500	1,187
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	729,946	1,187
	Konfoong Materials International Co. Ltd. Class A (XSHE)	111,476	1,186
	Shanying International Holding Co. Ltd. Class A	3,457,725	1,184
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	824,285	1,184
	Hangjin Technology Co. Ltd. Class A (XSHE)	202,350	1,181
	Henan Zhongyuan Expressway Co. Ltd. Class A	2,397,600	1,181
*	Shanghai Guijiu Co. Ltd. Class A	320,500	1,178
*	Huaihe Energy Group Co. Ltd. Class A	3,346,600	1,176
	Qiming Information Technology Co. Ltd. Class A	534,874	1,175
	Telling Telecommunication Holding Co. Ltd. Class A	737,100	1,174
	NavInfo Co. Ltd. Class A	684,887	1,173
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	1,984,439	1,170
	Shenzhen Sunline Tech Co. Ltd. Class A	692,152	1,170
	Xinjiang Tianshan Cement Co. Ltd. Class A	965,400	1,169
	Chengdu RML Technology Co. Ltd. Class A	113,827	1,169
*	Hongbo Co. Ltd. Class A	456,950	1,168
	CITIC Heavy Industries Co. Ltd. Class A (XSHG)	2,056,652	1,168

24

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Edan Instruments Inc. Class A	517,400	1,167
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	1,054,500	1,166
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	154,649	1,165
*	HC SemiTek Corp. Class A	1,212,450	1,163
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	373,422	1,162
*	Lingyi iTech Guangdong Co. Class A	1,352,100	1,160
	Beijing eGOVA Co. Ltd. Class A	312,103	1,155
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	3,064,100	1,155
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	672,428	1,154
*	Delixi New Energy Technology Co. Ltd. Class A	135,300	1,154
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	703,200	1,152
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	499,500	1,151
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	440,200	1,151
	IReader Technology Co. Ltd. Class A (XSHG)	319,400	1,151
	Jiangsu Lopal Tech Co. Ltd. Class A (XSHG)	412,501	1,151
	Giantec Semiconductor Corp. Class A	98,460	1,151
	Beijing Urban Construction Investment & Development Co. Ltd. Class A (XSHG)	1,706,976	1,150
	Tianjin Capital Environmental Protection Group Co. Ltd. Class H	2,877,891	1,148
	Hangxiao Steel Structure Co. Ltd. Class A (XSHG)	1,786,435	1,147
*	Orient Group Inc. Class A	3,391,900	1,147
*	OFILM Group Co. Ltd. Class A (XSHE)	1,662,925	1,146
	Road King Infrastructure Ltd.	2,869,914	1,144
	CSSC Science & Technology Co. Ltd. Class A (XSHG)	375,000	1,144
*	Jilin Electric Power Co. Ltd. Class A (XSHE)	1,452,680	1,144
*	Luoniushan Co. Ltd. Class A (XSHE)	1,057,707	1,143
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	380,251	1,142
	Xinxiang Tuoxin Pharmaceutical Co. Ltd. Class A	91,600	1,142
*	Bestway Marine & Energy Technology Co. Ltd. Class A	1,738,650	1,142
	Guangdong No. 2 Hydropower Engineering Co. Ltd. Class A	1,185,800	1,141
	Hangzhou Onechance Tech Corp. Class A	262,325	1,141
	CNGR Advanced Material Co. Ltd. Class A (XSHE)	127,000	1,137
	QuakeSafe Technologies Co. Ltd. Class A	226,550	1,137
*	Tibet Summit Resources Co. Ltd. Class A (XSHG)	399,825	1,135
	Fujian Star-net Communication Co. Ltd. Class A (XSHE)	369,581	1,134
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	1,609,931	1,133
	Shanghai Hiuv New Materials Co. Ltd. Class A	63,916	1,133
	JSTI Group Class A	1,199,857	1,132
	Offshore Oil Engineering Co. Ltd. Class A (XSHG)	1,162,500	1,132
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	231,913	1,132
	ADAMA Ltd. Class A	915,100	1,131
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A (XSHE)	118,600	1,131
	Changjiang Securities Co. Ltd. Class A	1,377,986	1,130
*	Shandong Xinchao Energy Corp. Ltd. Class A (XSSC)	2,802,816	1,130
	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	448,700	1,129
	Sumavision Technologies Co. Ltd. Class A (XSHE)	1,200,500	1,128
	Shanghai Bailian Group Co. Ltd. Class A (XSHG)	582,700	1,125
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	1,230,910	1,123
		Shares	Market Value• ($000)
	Changhong Meiling Co. Ltd. Class A	1,078,628	1,123
	Xiamen Faratronic Co. Ltd. Class A (XSHG)	58,248	1,122
	Ligao Foods Co. Ltd. Class A (XSHE)	81,320	1,122
	Zhejiang Tiantie Industry Co. Ltd. Class A	841,778	1,121
	ZheJiang Dali Technology Co. Ltd. Class A	552,794	1,118
	Yibin Tianyuan Group Co. Ltd. Class A	1,118,558	1,117
	Shandong Humon Smelting Co. Ltd. Class A	629,700	1,116
	Wanxiang Qianchao Co. Ltd. Class A	1,516,900	1,116
	Henan Pinggao Electric Co. Ltd. Class A (XSSC)	672,114	1,116
*	Shenzhen MTC Co. Ltd. Class A	1,603,800	1,115
*	Aotecar New Energy Technology Co. Ltd. Class A	2,987,100	1,115
	Shanxi Securities Co. Ltd. Class A	1,309,410	1,114
	City Development Environment Co. Ltd. Class A	654,680	1,114
	Huaming Power Equipment Co. Ltd. Class A	758,043	1,112
*	Alpha Group Class A (XSHE)	827,701	1,111
	China Merchants Energy Shipping Co. Ltd. Class A	1,153,980	1,107
*	ABA Chemicals Corp. Class A	726,200	1,107
	Sino Wealth Electronic Ltd. Class A (XSHE)	225,258	1,106
	CCCG Real Estate Corp. Ltd. Class A	577,500	1,104
	Shandong Hi-speed Co. Ltd. Class A (XSHG)	1,057,400	1,103
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	379,500	1,103
	Chengdu Hongqi Chain Co. Ltd. Class A	1,222,800	1,102
	Zhefu Holding Group Co. Ltd. Class A (XSHE)	1,995,490	1,101
*	Hymson Laser Technology Group Co. Ltd. Class A	165,875	1,100
	Addsino Co. Ltd. Class A	749,900	1,099
	Xinxiang Richful Lube Additive Co. Ltd. Class A (XSHE)	70,500	1,099
	Henan Pinggao Electric Co. Ltd. Class A (XSHG)	660,500	1,097
	Addsino Co. Ltd. Class A (XSHE)	748,000	1,097
*	YaGuang Technology Group Co. Ltd. Class A	1,047,200	1,095
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A (XSHG)	764,190	1,094
*	Shandong Longda Meishi Co. Ltd. Class A	904,000	1,094
*	Chongqing Iron & Steel Co. Ltd. Class A (XSHG)	5,006,188	1,092
	Baoxiniao Holding Co. Ltd. Class A	1,203,300	1,092
	Anhui Heli Co. Ltd. Class A (XSSC)	382,675	1,092
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	525,800	1,092
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	1,304,852	1,091
	Guangdong Tapai Group Co. Ltd. Class A (XSHE)	931,036	1,091
*	Toread Holdings Group Co. Ltd. Class A	884,800	1,091
	Guoyuan Securities Co. Ltd. Class A	1,075,657	1,089
	Anhui Zhongding Sealing Parts Co. Ltd. Class A (XSHE)	644,765	1,089
	Jiang Su Suyan Jingshen Co. Ltd. Class A	761,500	1,089
	Beijing Sifang Automation Co. Ltd. Class A (XSSC)	530,039	1,088
*	Shanghai Runda Medical Technology Co. Ltd. Class A	580,320	1,087
	Marssenger Kitchenware Co. Ltd. Class A	272,397	1,086
	Huali Industrial Group Co. Ltd. Class A (XSHE)	170,000	1,085
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A (XSHG)	591,700	1,084
*	HyUnion Holding Co. Ltd. Class A (XSHE)	1,013,582	1,084
*	Hongda Xingye Co. Ltd. Class A	2,931,800	1,084
	Pou Sheng International Holdings Ltd.	13,049,000	1,083
*	Nations Technologies Inc. Class A	521,400	1,083
*	Inner Mongolia Dazhong Mining Co. Ltd. Class A (XSHE)	628,800	1,081
*	Insigma Technology Co. Ltd. Class A	1,008,500	1,079
	Befar Group Co. Ltd. Class A (XSHG)	1,479,242	1,077
	FAWER Automotive Parts Co. Ltd. Class A	1,597,545	1,076
	Hainan Poly Pharm Co. Ltd. Class A (XSHE)	352,626	1,076

25

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	QuantumCTek Co. Ltd. Class A	48,132	1,075
	Xinyu Iron & Steel Co. Ltd. Class A (XSHG)	1,870,600	1,074
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A (XSSC)	1,344,100	1,074
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	626,595	1,073
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	1,305,666	1,073
	Merit Interactive Co. Ltd. Class A	384,848	1,072
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	944,900	1,067
*	Winall Hi-Tech Seed Co. Ltd. Class A (XSHE)	485,550	1,067
*	Gansu Energy Chemical Co. Ltd. Class A	2,190,686	1,067
	Beijing Shougang Co. Ltd. Class A (XSHE)	1,993,600	1,066
	Yunnan Tin Co. Ltd. Class A (XSHE)	476,300	1,064
	Sun Create Electronics Co. Ltd. Class A	234,520	1,063
	Chengdu Leejun Industrial Co. Ltd. Class A	1,022,161	1,062
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	52,138	1,062
*	Guoguang Electric Co. Ltd. Class A	480,600	1,060
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	385,200	1,060
	Kuangda Technology Group Co. Ltd. Class A	1,463,584	1,058
	Jiangxi Wannianqing Cement Co. Ltd. Class A	828,724	1,056
	Sichuan Yahua Industrial Group Co. Ltd. Class A	388,400	1,055
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	217,300	1,054
*	Beijing Urban-Rural Commercial Group Co. Ltd. Class A	300,848	1,053
	Eastcompeace Technology Co. Ltd. Class A	460,242	1,053
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	230,447	1,051
	DBG Technology Co. Ltd. Class A	709,280	1,051
*	Hang Zhou Great Star Industrial Co. Ltd. Class A	382,900	1,050
*,3	China Aoyuan Group Ltd.	18,610,071	1,049
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	206,284	1,049
	Zhejiang Juhua Co. Ltd. Class A (XSSC)	478,140	1,048
	Shanghai Jinfeng Wine Co. Ltd. Class A	986,045	1,048
*	Jiangsu Guoxin Corp. Ltd. Class A	1,130,100	1,048
*	Xinhu Zhongbao Co. Ltd. Class A (XSHG)	2,611,000	1,046
	Jinxi Axle Co. Ltd. Class A	1,804,300	1,044
	Caitong Securities Co. Ltd. Class A (XSHG)	929,500	1,043
	Hengtong Optic-electric Co. Ltd. Class A (XSHG)	494,260	1,041
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A (XSSC)	568,100	1,041
	CSSC Science & Technology Co. Ltd. Class A	340,900	1,040
*	Leo Group Co. Ltd. Class A (XSHE)	3,199,811	1,040
	Foryou Corp.	254,000	1,040
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A (XSHE)	582,654	1,038
*	Tsinghua Tongfang Co. Ltd. Class A (XSSC)	863,708	1,037
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A (XSSC)	449,450	1,036
*	INKON Life Technology Co. Ltd. Class A	587,200	1,035
	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	2,581,100	1,034
	CMST Development Co. Ltd. Class A	1,180,131	1,032
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	725,100	1,032
	Shenma Industry Co. Ltd. Class A	939,904	1,031
	Cangzhou Dahua Co. Ltd. Class A	417,700	1,030
	Xiamen Jihong Technology Co. Ltd. Class A	336,100	1,029
	Jilin Sino-Microelectronics Co. Ltd. Class A	1,034,310	1,028
	Shenzhen Kaifa Technology Co. Ltd. Class A	398,300	1,027
	China Merchants Port Group Co. Ltd. Class A	356,900	1,026
*	Porton Pharma Solutions Ltd. Class A (XSHE)	206,500	1,026
		Shares	Market Value• ($000)
	Shenzhen Expressway Corp. Ltd. Class A (XSHG)	768,900	1,024
*	Jiangsu Zongyi Co. Ltd. Class A	1,224,100	1,022
	Shenzhen Das Intellitech Co. Ltd. Class A (XSHE)	1,832,196	1,022
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	191,000	1,022
*	Jilin Electric Power Co. Ltd. Class A	1,294,200	1,019
*	Triumph New Energy Co. Ltd. Class A	385,300	1,018
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	475,500	1,017
*	Shenzhen Clou Electronics Co. Ltd. Class A	872,200	1,017
	Shanghai Electric Wind Power Group Co. Ltd. Class A	1,238,529	1,016
	Shenzhen Microgate Technology Co. Ltd. Class A	822,600	1,016
	Hubei Chutian Smart Communication Co. Ltd. Class A	1,737,600	1,015
	Shanghai Huayi Group Co. Ltd. Class A (XSHG)	1,096,976	1,015
	Sunstone Development Co. Ltd. Class A	373,000	1,015
	Liuzhou Iron & Steel Co. Ltd. Class A	1,612,600	1,015
	Postal Savings Bank of China Co. Ltd. Class A	1,270,100	1,012
	LianChuang Electronic Technology Co. Ltd. Class A (XSHE)	747,661	1,010
	Shantui Construction Machinery Co. Ltd. Class A	1,528,135	1,009
	Keda Industrial Group Co. Ltd. Class A	554,600	1,008
	Guangxi LiuYao Group Co. Ltd. Class A (XSHG)	292,566	1,007
	Shenzhen Topraysolar Co. Ltd. Class A	1,427,758	1,006
	Skyworth Digital Co. Ltd. Class A (XSHE)	423,200	1,005
	Tangshan Jidong Cement Co. Ltd. Class A (XSHE)	851,877	1,005
	Keboda Technology Co. Ltd. Class A	129,581	1,005
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	1,246,300	1,005
*	Chengzhi Co. Ltd. Class A	842,000	1,002
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd.	382,700	1,002
	CTS International Logistics Corp. Ltd. Class A	692,380	999
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (XSHE)	999,275	999
*	Beijing Sinohytec Co. Ltd. Class A	85,889	999
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	479,300	998
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	572,400	997
	Hunan Zhongke Electric Co. Ltd. Class A (XSHE)	561,600	997
	Zhejiang Hangmin Co. Ltd. Class A (XSHG)	870,745	996
*	Fulin Precision Co. Ltd. Class A (XSHE)	676,200	996
	Zhejiang Dingli Machinery Co. Ltd. Class A (XSHG)	134,848	996
	Primarius Technologies Co. Ltd. Class A	230,045	996
	Tibet Urban Development & Investment Co. Ltd. Class A (XSHG)	488,170	995
	Longhua Technology Group Luoyang Co. Ltd. Class A	864,300	995
	Xi'An Shaangu Power Co. Ltd. Class A (XSHG)	728,545	995
	Eternal Asia Supply Chain Management Ltd. Class A	1,250,700	991
*	Simei Media Co. Ltd. Class A	769,200	991
	BBMG Corp. Class A (XSHG)	2,842,314	990
	Truking Technology Ltd. Class A (XSHE)	435,300	989
	Inmyshow Digital Technology Group Co. Ltd. Class A	877,257	986
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	1,977,200	984
	Shanghai Jahwa United Co. Ltd. Class A (XSHG)	232,700	984
	Shenzhen Agricultural Products Group Co. Ltd. Class A (XSHE)	1,056,629	983
	Huangshan Novel Co. Ltd. Class A	769,699	983

26

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Zhende Medical Co. Ltd. Class A	189,800	983
*	Guizhou Tyre Co. Ltd. Class A	1,253,971	981
*	Anhui Tatfook Technology Co. Ltd. Class A	741,800	979
*	Baotailong New Materials Co. Ltd. Class A	1,890,100	979
	Triangle Tyre Co. Ltd. Class A	455,000	979
*	Shanghai AtHub Co. Ltd. Class A (XSHG)	194,320	978
	Xinjiang Joinworld Co. Ltd. Class A (XSSC)	799,308	978
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	522,821	976
	China Union Holdings Ltd. Class A	1,594,400	976
	Zhejiang Semir Garment Co. Ltd. Class A	1,005,620	976
*	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	315,500	976
	Shandong Humon Smelting Co. Ltd. Class A (XSHE)	550,100	975
*	Ningxia Zhongyin Cashmere Co. Ltd. Class A	4,093,100	975
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	1,265,015	974
	Guangzhou Restaurant Group Co. Ltd. Class A	219,520	973
	Wanxiang Qianchao Co. Ltd. Class A (XSHE)	1,320,379	972
	Hainan Expressway Co. Ltd. Class A	1,170,600	971
	Juewei Food Co. Ltd. Class A (XSHG)	168,760	971
	Stanley Agricultural Group Co. Ltd. Class A	1,085,928	970
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	81,900	969
	Archermind Technology Nanjing Co. Ltd. Class A	150,070	969
*	Fujian Qingshan Paper Industry Co. Ltd. Class A	2,584,790	968
	Luxin Venture Capital Group Co. Ltd. Class A (XSHG)	532,800	968
	Guangdong Dowstone Technology Co. Ltd. Class A	509,500	967
*	China TransInfo Technology Co. Ltd. Class A	459,400	966
	Shanghai Bright Power Semiconductor Co. Ltd. Class A (XSHG)	46,870	966
	Wuhan Guide Infrared Co. Ltd. Class A	604,563	965
	Nanjing Pharmaceutical Co. Ltd. Class A	1,083,262	965
	Sansteel Minguang Co. Ltd. Fujian Class A (XSHE)	1,418,556	965
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	784,540	965
	Guangzhou Port Co. Ltd. Class A	2,060,800	965
	Yechiu Metal Recycling China Ltd. Class A	2,176,400	964
*	Beijing VRV Software Corp. Ltd. Class A (XSHE)	1,292,200	964
	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	615,100	964
*	Jiangsu Etern Co. Ltd. Class A (XSHG)	1,035,970	963
*	Far East Smarter Energy Co. Ltd. Class A (XSHG)	1,229,560	962
	Changzhou Qianhong Biopharma Co. Ltd. Class A (XSHE)	1,146,300	962
*	Focused Photonics Hangzhou Inc. Class A	276,196	961
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	642,481	959
*	Guangshen Railway Co. Ltd. Class A (XSHG)	2,437,700	958
*	Hainan Haiyao Co. Ltd. Class A	1,301,400	957
*	Fujian Aonong Biological Technology Group Inc. Ltd. Class A (XSHG)	670,750	957
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	1,498,197	955
*	Shenzhen SDG Information Co. Ltd. Class A	784,994	954
	Shanghai Jin Jiang Online Network Service Co. Ltd. Class B	1,448,425	953
	Gree Electric Appliances Inc. of Zhuhai Class A	167,700	953
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	574,927	952
	Chongqing Road & Bridge Co. Ltd. Class A	1,338,000	952
	Anhui Heli Co. Ltd. Class A (XSHG)	333,240	951
	Jinghua Pharmaceutical Group Co. Ltd. Class A	613,171	951
*	Zhejiang Jinggong Integration Technology Co. Ltd. Class A	327,900	949
		Shares	Market Value• ($000)
*	Montnets Cloud Technology Group Co. Ltd. Class A (XSHE)	437,000	948
*	Hand Enterprise Solutions Co. Ltd. Class A	607,000	946
	Konfoong Materials International Co. Ltd. Class A	88,900	946
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	1,294,230	945
*	Visionox Technology Inc. Class A (XSHE)	980,850	945
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	641,863	945
	Jiangsu Changhai Composite Materials Co. Ltd. Class A	469,128	942
*	Qingdao Zhongzi Zhongcheng Group Co. Ltd.	723,006	942
	Beijing Ctrowell Technology Corp. Ltd. Class A	692,300	942
	Fortune Ng Fung Food Hebei Co. Ltd. Class A	930,674	941
	Hunan Aihua Group Co. Ltd. Class A (XSHG)	293,306	941
*	MGI Tech Co. Ltd. Class A	81,210	941
*,2	Yuzhou Group Holdings Co. Ltd.	30,691,570	940
*	China CYTS Tours Holding Co. Ltd. Class A (XSHG)	458,000	940
*	Blivex Energy Technology Co. Ltd. Class A	4,172,796	940
	Beijing GeoEnviron Engineering & Technology Inc. Class A	658,356	939
*	Tech-Bank Food Co. Ltd. Class A (XSHE)	1,236,974	938
	Shenzhen Gas Corp. Ltd. Class A (XSHG)	939,116	938
*	Guangdong Hybribio Biotech Co. Ltd. Class A	442,947	938
*	Gohigh Networks Co. Ltd. Class A	1,148,740	938
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	709,758	936
	Ningbo Shanshan Co. Ltd. Class A (XSHG)	426,240	936
	Guangdong Guanhao High-Tech Co. Ltd. Class A	1,698,100	936
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	553,800	935
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	98,084	935
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	210,300	934
	KingClean Electric Co. Ltd. Class A	238,900	934
	Zhejiang Hailide New Material Co. Ltd. Class A	1,186,917	933
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A (XSHE)	426,300	933
	Nanjing Securities Co. Ltd. Class A (XSHG)	751,560	933
	Hunan Gold Corp. Ltd. Class A	429,800	932
*	Sinopec Oilfield Service Corp. Class H	11,052,608	931
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A (XSHG)	541,421	931
	Suning Universal Co. Ltd. Class A (XSHE)	2,183,210	928
	Zhejiang Runtu Co. Ltd. Class A	868,351	928
	Guangdong Vanward New Electric Co. Ltd. Class A	727,140	928
	Shanghai Titan Scientific Co. Ltd. Class A	49,505	928
*	Liaoning Energy Industry Co. Ltd.	1,472,900	927
	Luyang Energy-Saving Materials Co. Ltd. (XSHE)	305,671	927
	Shanghai Bailian Group Co. Ltd. Class A (XSSC)	479,788	926
*	Guosheng Financial Holding Inc. Class A	782,219	925
	Qingdao Hanhe Cable Co. Ltd. Class A	1,571,104	924
	Eoptolink Technology Inc. Ltd. Class A	92,445	924
	Sealand Securities Co. Ltd. Class A	1,828,130	922
	Cybrid Technologies Inc. Class A	306,400	921
	Grandblue Environment Co. Ltd. Class A (XSHG)	316,000	918
*	Kingsignal Technology Co. Ltd. Class A	620,360	917
	Gansu Shangfeng Cement Co. Ltd. Class A	564,480	917
	DHC Software Co. Ltd. Class A	813,800	915
	Zhejiang Meida Industrial Co. Ltd. Class A (XSEC)	572,800	914
	Shandong Head Group Co. Ltd. Class A	319,700	914
	Tibet Tianlu Co. Ltd. Class A	927,949	913

27

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Jointo Energy Investment Co. Ltd. Hebei Class A (XSHE)	1,058,144	913
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A (XSHE)	489,180	913
	CITIC Press Corp. Class A	192,900	913
	Hexing Electrical Co. Ltd. Class A	291,668	911
	Fangda Special Steel Technology Co. Ltd. Class A	1,181,177	911
	Southwest Securities Co. Ltd. Class A (XSHG)	1,636,906	910
	Shenzhen Click Technology Co. Ltd. Class A	420,000	910
*	Xinjiang Zhongtai Chemical Co. Ltd. Class A (XSHE)	961,315	909
*	Beijing Baination Pictures Co. Ltd. Class A	847,100	909
*	Polaris Bay Group Co. Ltd. Class A (XSHG)	916,098	908
*	Greenland Holdings Corp. Ltd. Class A	2,211,132	905
*	Sichuan Hongda Co. Ltd. Class A	1,907,200	905
	Zhongyuan Environment-Protection Co. Ltd. Class A	923,568	905
*	Guizhou Zhongyida Co. Ltd. Class A	475,100	905
	Guangxi Guiguan Electric Power Co. Ltd. Class A (XSHG)	1,128,790	904
*	Leo Group Co. Ltd. Class A	2,776,300	903
	Sinotrans Ltd. Class A (XSSC)	1,367,100	903
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	348,018	903
	Time Publishing & Media Co. Ltd. Class A	473,200	902
	China Harmony Auto Holding Ltd.	8,002,000	901
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A (XSHE)	1,220,832	901
	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	753,044	900
	Opple Lighting Co. Ltd. Class A	298,600	899
	Haining China Leather Market Co. Ltd. Class A	1,252,410	899
*	Inner Mongolia Dazhong Mining Co. Ltd. Class A	523,100	899
	Ningbo Peacebird Fashion Co. Ltd. Class A	276,031	898
*	COSCO SHIPPING Energy Transportation Co. Ltd. Class A (XSHG)	473,300	898
	Renhe Pharmacy Co. Ltd. Class A (XSHE)	941,747	897
	Anker Innovations Technology Co. Ltd. Class A	84,600	896
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	334,750	895
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	201,400	895
	Shanghai Construction Group Co. Ltd. Class A (XSHG)	2,169,991	894
*	China TransInfo Technology Co. Ltd. Class A (XSHE)	425,300	894
	Shandong Dawn Polymer Co. Ltd. Class A	359,200	894
	Northeast Pharmaceutical Group Co. Ltd. Class A	1,064,270	893
	Jiangsu Changqing Agrochemical Co. Ltd. Class A	862,109	893
*	Client Service International Inc. Class A	432,967	893
	CGN Nuclear Technology Development Co. Ltd. Class A (XSHE)	809,829	892
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSSC)	269,000	891
*	Innuovo Technology Co. Ltd. Class A (XSHE)	960,755	891
*	Huayi Brothers Media Corp. Class A (XSHE)	1,994,200	890
	Zhejiang Orient Gene Biotech Co. Ltd. Class A (XSHG)	104,594	890
*	Tellhow Sci-Tech Co. Ltd. Class A	983,884	889
*	OFILM Group Co. Ltd. Class A	1,288,200	888
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A (XSHE)	242,539	888
	Qinhuangdao Port Co. Ltd. Class A	1,824,400	886
	Cachet Pharmaceutical Co. Ltd. Class A	373,743	885
		Shares	Market Value• ($000)
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	534,933	884
*	Henan Ancai Hi-Tech Co. Ltd. Class A	1,024,750	884
*	Zhongtong Bus Co. Ltd. Class A	607,400	884
*	Pacific Securities Co. Ltd. Class A (XSHG)	2,246,635	884
	Fujian Boss Software Development Co. Ltd. Class A	312,061	884
	Qilu Bank Co. Ltd. Class A	1,459,500	884
	Ningxia Building Materials Group Co. Ltd. Class A (XSHG)	392,400	883
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A (XSHE)	649,037	882
	Yijiahe Technology Co. Ltd. Class A	167,000	882
	Shanghai SMI Holding Co. Ltd. Class A (XSHG)	1,545,945	881
*	Sinopec Oilfield Service Corp. Class A (XSSC)	2,703,200	880
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd. Class A (XSHG)	141,500	880
	Sichuan Hexie Shuangma Co. Ltd. Class A	316,512	879
*	263 Network Communications Co. Ltd. Class A (XSHE)	1,156,660	879
	Yealink Network Technology Corp. Ltd. Class A	92,159	878
	North Electro-Optic Co. Ltd. Class A	494,561	878
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	345,642	877
	Financial Street Holdings Co. Ltd. Class A	1,203,460	876
	Jinyuan EP Co. Ltd. Class A	703,896	875
	Suzhou Anjie Technology Co. Ltd. Class A (XSHE)	462,649	875
	Shanghai Baosteel Packaging Co. Ltd. Class A	894,100	875
	Ningxia Building Materials Group Co. Ltd. Class A (XSSC)	388,388	874
	State Grid Yingda Co. Ltd. Class A (XSSC)	1,131,046	873
	Maccura Biotechnology Co. Ltd. Class A	366,530	870
*	Shuangliang Eco-Energy Systems Co. Ltd. Class A (XSHG)	412,005	870
	Shandong Lukang Pharma Class A	867,190	870
[3]	China Oil HBP Science & Technology Co. Ltd. Class A	1,445,600	870
	Guangdong Lyric Robot Automation Co. Ltd. Class A	62,110	870
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	1,433,500	869
*	Shenzhen Zhengtong Electronics Co. Ltd. Class A	587,200	869
	Monalisa Group Co. Ltd. Class A	349,604	869
	Shenzhen Jinjia Group Co. Ltd. Class A (XSHE)	821,000	868
	Tianjin Teda Co. Ltd. Class A	1,439,243	865
	Zhuhai Port Co. Ltd. Class A	1,050,000	864
	Ningbo Yunsheng Co. Ltd. Class A (XSSC)	708,831	863
*	Baosheng Science & Technology Innovation Co. Ltd. Class A (XSSC)	1,225,155	863
	Hubei Biocause Pharmaceutical Co. Ltd. Class A (XSHE)	1,733,900	863
	Hongrun Construction Group Co. Ltd. Class A	1,089,346	863
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A (XSHE)	1,132,500	862
*	Gosuncn Technology Group Co. Ltd. Class A	1,697,592	861
	Loncin Motor Co. Ltd. Class A (XSSC)	1,237,500	859
	Newland Digital Technology Co. Ltd. Class A	371,178	858
*	Toyou Feiji Electronics Co. Ltd. Class A	518,435	858
	Autobio Diagnostics Co. Ltd. Class A	103,610	857
	Jack Technology Co. Ltd. Class A	309,475	857
	Shenzhen Heungkong Holding Co. Ltd. Class A (XSSC)	3,067,468	856
*	Tunghsu Optoelectronic Technology Co. Ltd. Class A (XSHE)	3,465,608	856
	Shenzhen Kinwong Electronic Co. Ltd. Class A (XSHG)	256,784	856
*	Shenzhen Sinovatio Technology Co. Ltd. Class A	153,216	854

28

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	KPC Pharmaceuticals Inc. Class A (XSHG)	280,088	854
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	798,125	853
*	Sensteed Hi-tech Group Class A	3,157,100	853
	Tianma Microelectronics Co. Ltd. Class A	596,600	850
	DongFeng Automobile Co. Ltd. Class A	1,021,612	850
	Nanjing Iron & Steel Co. Ltd. Class A (XSHG)	1,601,500	850
*	China Fortune Land Development Co. Ltd. Class A (XSSC)	2,655,465	848
	China West Construction Group Co. Ltd. Class A	649,000	848
*	Juneyao Airlines Co. Ltd. Class A (XSHG)	326,939	848
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	1,135,592	847
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A (XSHE)	511,595	847
	CTS International Logistics Corp. Ltd. Class A (XSHG)	586,282	846
	Beijing Shunxin Agriculture Co. Ltd. Class A	168,792	845
*	Zhejiang Huamei Holding Co. Ltd. Class A	979,100	842
	Triumph Science & Technology Co. Ltd. Class A (XSHG)	465,200	842
*	Beijing Global Safety Technology Co. Ltd. Class A	250,939	842
*	Whirlpool China Co. Ltd. Class A	738,250	841
	Motic Xiamen Electric Group Co. Ltd. Class A	486,429	841
*	Macmic Science & Technology Co. Ltd. Class A	77,401	841
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A (XSHG)	1,937,520	840
	Toly Bread Co. Ltd. Class A (XSHG)	506,368	839
*	Hainan Haiqi Transportation Group Co. Ltd. Class A	264,700	839
*	Advanced Technology & Materials Co. Ltd. Class A	659,300	837
	Dongjiang Environmental Co. Ltd. Class A	946,666	837
	Shanghai Maling Aquarius Co. Ltd. Class A	695,898	836
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	1,120,686	836
	Guangdong Shirongzhaoye Co. Ltd. Class A (XSHE)	916,961	836
*	Hanwang Technology Co. Ltd. Class A	231,900	836
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	297,909	836
*	Fujian Snowman Co. Ltd. Class A	724,468	835
	Shenzhen Goodix Technology Co. Ltd. Class A (XSHG)	111,347	834
	Xinxing Ductile Iron Pipes Co. Ltd. Class A (XSHE)	1,266,700	833
	Ningbo Huaxiang Electronic Co. Ltd. Class A	439,100	832
	Sino GeoPhysical Co. Ltd. Class A	319,165	832
	Sichuan Jiuzhou Electric Co. Ltd. Class A	817,200	832
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	702,487	831
	Zhongfu Information Inc. Class A	235,500	830
	Bank of China Ltd. Class A (XSHG)	1,564,597	829
	Jiangsu Lianyungang Port Co. Ltd. Class A	1,211,925	829
*	Datang Huayin Electric Power Co. Ltd. Class A	1,392,000	828
*	Greatoo Intelligent Equipment Inc.	2,052,300	828
	Luenmei Quantum Co. Ltd. Class A (XSHG)	934,180	827
*	Beijing Join-Cheer Software Co. Ltd. Class A	774,680	827
*	Hengbao Co. Ltd. Class A	671,300	826
	JL Mag Rare-Earth Co. Ltd. Class A (XSHE)	204,800	826
	AVIC Industry-Finance Holdings Co. Ltd. Class A (XSHG)	1,493,800	825
	Youngor Group Co. Ltd. Class A (XSHG)	832,608	825
	Anyang Iron & Steel Inc. Class A	2,716,980	825
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	1,676,979	824
	Eternal Asia Supply Chain Management Ltd. Class A (XSHE)	1,037,500	822
	Enjoyor Technology Co. Ltd. Class A (XSEC)	602,900	822
		Shares	Market Value• ($000)
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A (XSHE)	159,900	822
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	298,300	820
	Dlg Exhibitions & Events Corp. Ltd. Class A	552,100	819
	Suzhou TFC Optical Communication Co. Ltd. Class A	93,000	819
	Tongkun Group Co. Ltd. Class A (XSHG)	437,100	816
*	Yunnan Copper Co. Ltd. Class A (XSHE)	447,200	815
	Beijing Sanyuan Foods Co. Ltd. Class A	1,155,178	815
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	51,401	814
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	239,080	813
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	775,900	812
	Gansu Qilianshan Cement Group Co. Ltd. Class A	497,350	810
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	840,200	810
	Guangxi Wuzhou Communications Co. Ltd. Class A	1,300,890	810
*	Hiconics Eco-energy Technology Co. Ltd. Class A	1,066,400	809
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	369,361	808
*	Shaanxi Fenghuo Electronics Co. Ltd. Class A	634,029	808
	Ningbo Zhenyu Technology Co. Ltd. Class A	72,980	807
	Beijing Shiji Information Technology Co. Ltd. Class A	290,970	806
*	Xiamen Port Development Co. Ltd. Class A	739,716	806
*	Sinodata Co. Ltd. Class A	329,635	806
*	Shanghai Hile Bio-Technology Co. Ltd. Class A	539,541	806
	Jiangsu Transimage Technology Co. Ltd. Class A	201,500	806
*,2	Times China Holdings Ltd.	10,648,884	805
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A (XSHE)	440,350	805
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A (XSSC)	497,400	804
	Digiwin Software Co. Ltd. Class A	272,194	804
	5I5J Holding Group Co. Ltd. Class A	1,773,003	803
	Zhejiang Medicine Co. Ltd. Class A (XSEC)	463,550	802
	Xinxiang Richful Lube Additive Co. Ltd. Class A	51,374	801
	China International Marine Containers Group Co. Ltd. Class A (XSHE)	790,160	800
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	821,731	800
*	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A (XSHE)	681,807	800
*	Yango Group Co. Ltd. Class A	4,010,183	799
*	YanTai Shuangta Food Co. Ltd. Class A (XSHE)	1,051,000	799
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	337,000	799
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	462,301	798
	Gaona Aero Material Co. Ltd. Class A	144,300	794
	Zhejiang Communications Technology Co. Ltd.	887,400	792
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A (XSHE)	1,082,550	792
*	Shenzhen Mason Technologies Co. Ltd. Class A	848,500	792
	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	1,024,969	791
*	Henan Hengxing Science & Technology Co. Ltd. Class A	1,425,295	791
	Pacific Textiles Holdings Ltd.	2,456,000	790
	Tongling Nonferrous Metals Group Co. Ltd. Class A	1,660,400	790
	Joeone Co. Ltd. Class A	502,277	790
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	649,200	790
	Guodian Nanjing Automation Co. Ltd. Class A	687,800	788

29

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Vatti Corp. Ltd. Class A (XSHE)	768,748	788
	Contec Medical Systems Co. Ltd. Class A	211,100	788
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A (XSHE)	476,479	787
*	Rastar Group Class A	1,078,500	787
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	175,700	787
	Sichuan Teway Food Group Co. Ltd. Class A	317,450	787
	Jiangsu Changbao Steeltube Co. Ltd. Class A	816,700	786
	COSCO SHIPPING Development Co. Ltd. Class A (XSHG)	2,088,700	785
	EIT Environmental Development Group Co. Ltd. Class A	287,918	785
	Huaan Securities Co. Ltd. Class A (XSSC)	1,086,020	784
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSSC)	2,206,513	784
*	Staidson Beijing Biopharmaceuticals Co. Ltd. Class A	474,719	783
	Guangzhou Development Group Inc. Class A (XSSC)	858,971	783
*	Zhejiang Crystal-Optech Co. Ltd. Class A	464,298	780
	Yankuang Energy Group Co. Ltd. Class A (XSHG)	156,665	780
	Sanjiang Shopping Club Co. Ltd. Class A	448,200	780
	Shandong New Beiyang Information Technology Co. Ltd. Class A	721,300	780
	Shaanxi Construction Machinery Co. Ltd. Class A	1,066,910	780
	Foshan Electrical & Lighting Co. Ltd. Class B	2,535,261	779
	Kuang-Chi Technologies Co. Ltd. Class A	306,600	779
	Nanjing Hanrui Cobalt Co. Ltd. Class A (XSHE)	162,400	779
	Xinxiang Chemical Fiber Co. Ltd. Class A	1,663,349	778
	Black Peony Group Co. Ltd. Class A	806,287	778
*	Global Infotech Co. Ltd. Class A	388,600	777
	Guangdong South New Media Co. Ltd. Class A (XSHE)	109,080	776
	Guangdong Marubi Biotechnology Co. Ltd. Class A	148,329	776
*	Chongqing Iron & Steel Co. Ltd. Class A	3,550,536	775
*	Sinopec Oilfield Equipment Corp. Class A	719,342	775
*	Mesnac Co. Ltd. Class A	860,489	775
	Changchun Faway Automobile Components Co. Ltd. Class A	660,868	775
	Huapont Life Sciences Co. Ltd. Class A	1,014,901	774
	Valiant Co. Ltd. Class A	292,400	774
	Beijing Aerospace Changfeng Co. Ltd. Class A	431,387	772
	Orient International Enterprise Ltd. Class A	757,400	772
	Visual China Group Co. Ltd. Class A (XSHE)	323,812	772
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	308,140	771
*	Inspur Software Co. Ltd. Class A	329,798	769
*	Holitech Technology Co. Ltd. Class A (XSHE)	1,706,396	767
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	846,524	766
	Dashang Co. Ltd. Class A (XSHG)	267,300	766
*	CSG Smart Science&Technology Co. Ltd. Class A	756,395	765
	Long Yuan Construction Group Co. Ltd. Class A (XSSC)	1,061,024	764
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A (XSHG)	167,500	764
	Guomai Technologies Inc. Class A (XSHE)	680,179	764
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	151,237	764
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A (XSSC)	763,061	763
	Shenzhen SC New Energy Technology Corp. Class A	51,300	763
	Chongqing Port Co. Ltd. Class A	1,210,600	763
	Jinzhou Port Co. Ltd. Class B	2,857,215	761
	Hainan Strait Shipping Co. Ltd. Class A	770,950	761
		Shares	Market Value• ($000)
	Jiangsu Huahong Technology Stock Co. Ltd. Class A	408,673	761
	Qingdao East Steel Tower Stock Co. Ltd. Class A	652,400	760
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	209,380	759
	Beijing SDL Technology Co. Ltd. Class A	660,800	758
*	Fujian Septwolves Industry Co. Ltd. Class A	824,109	757
	Guangdong Guanghong Holdings Co. Ltd. Class A	720,203	756
*	China CYTS Tours Holding Co. Ltd. Class A (XSSC)	367,868	755
*	Montnets Cloud Technology Group Co. Ltd. Class A	348,000	755
	Central China Land Media Co. Ltd. Class A	374,700	755
	Jiangsu Hongdou Industrial Co. Ltd. Class A (XSHG)	1,515,822	755
	Chengdu Guoguang Electric Co. Ltd. Class A	37,136	755
*	Zhejiang Jingu Co. Ltd. Class A	779,060	755
	Beijing Teamsun Technology Co. Ltd. Class A (XSSC)	788,986	754
	Sinoma International Engineering Co. Class A (XSHG)	361,650	754
	Era Co. Ltd. Class A	1,005,259	754
	Guangzhou Guangri Stock Co. Ltd. Class A	728,000	753
*	Phenix Optical Co. Ltd. Class A	275,600	753
*	Lingyuan Iron & Steel Co. Ltd. Class A	2,397,170	752
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	68,078	752
	Jiangsu Linyang Energy Co. Ltd. Class A (XSHG)	661,600	751
*	Ningbo Joyson Electronic Corp. Class A	335,840	749
*	Wutong Holding Group Co. Ltd. Class A	1,355,722	749
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	679,000	747
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	758,400	746
	Chimin Health Management Co. Ltd. Class A	428,400	746
*	Jishi Media Co. Ltd. Class A	2,400,700	745
*	Heilongjiang Interchina Water Treatment Co. Ltd. Class A	1,993,124	744
	CCS Supply Chain Management Co. Ltd. Class A	853,540	743
	Dongxing Securities Co. Ltd. Class A	615,613	742
	Jinneng Science&Technology Co. Ltd. Class A (XSHG)	553,455	742
	Huapont Life Sciences Co. Ltd. Class A (XSHE)	971,200	741
	Pacific Shuanglin Bio-pharmacy Co. Ltd. Class A	218,200	741
	Jafron Biomedical Co. Ltd. Class A	177,470	738
*	Greattown Holdings Ltd. Class A (XSHG)	1,641,600	738
	Shanghai 2345 Network Holding Group Co. Ltd. Class A (XSHE)	1,658,514	738
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A (XSSC)	1,281,797	738
*	CASIN Real Estate Development Group Co. Ltd. Class A	1,059,201	737
	Fiberhome Telecommunication Technologies Co. Ltd. Class A (XSHG)	249,100	737
*	Yifan Pharmaceutical Co. Ltd. Class A	339,300	736
	CMST Development Co. Ltd. Class A (XSHG)	842,000	736
	Tungkong Inc. Class A	556,076	736
[1,2]	Shenwan Hongyuan Group Co. Ltd. Class H	3,645,600	735
*	Hongli Zhihui Group Co. Ltd. Class A	716,500	735
	M-Grass Ecology & Environment Group Co. Ltd. Class A	1,463,420	734
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (XSHG)	268,000	734
	Qingdao Rural Commercial Bank Corp. Class A	1,751,800	734
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	589,283	733

30

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Nanjing Quanxin Cable Technology Co. Ltd. Class A	295,630	732
	Liaoning Chengda Biotechnology Co. Ltd. Class A	150,361	732
*	Xinzhi Group Co. Ltd. Class A	382,400	731
	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	315,542	730
*	Jinke Properties Group Co. Ltd. Class A (XSHE)	3,657,625	729
	ZhongYeDa Electric Co. Ltd. Class A	501,400	728
*	Beijing Watertek Information Technology Co. Ltd. Class A	1,600,000	728
	Greenland Hong Kong Holdings Ltd.	9,473,449	727
	Jointown Pharmaceutical Group Co. Ltd. Class A (XSHG)	303,520	727
	Beijing GeoEnviron Engineering & Technology Inc. Class A (XSHG)	509,184	727
*	Henan Yuneng Holdings Co. Ltd. Class A	1,133,000	726
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	453,922	726
	Shanghai Kinetic Medical Co. Ltd. Class A	707,843	725
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	948,820	723
	Guangdong Shaoneng Group Co. Ltd. Class A	1,112,040	722
	China South Publishing & Media Group Co. Ltd. Class A (XSHG)	361,000	722
	Lu Thai Textile Co. Ltd. Class B	1,343,093	721
*	Zhongtian Financial Group Co. Ltd. Class A	7,563,775	720
	Guangdong Goworld Co. Ltd. Class A	521,444	719
*	ChangjiangRunfa Health Industry Co. Ltd. Class A	1,006,830	719
*,2	Differ Group Auto Ltd.	42,340,000	719
	Jiangsu Amer New Material Co. Ltd. Class A	486,200	718
*	Huludao Zinc Industry Co. Class A	1,526,300	717
*	Shenzhen Hello Tech Energy Co. Ltd. Class A	46,788	717
	Jiangsu Huaxicun Co. Ltd. Class A (XSHE)	704,200	716
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	865,369	716
	Fujian Rongji Software Co. Ltd. Class A	609,300	715
	Guangxi Yuegui Guangye Holding Co. Ltd. Class A	719,556	714
	Shenzhen Properties & Resources Development Group Ltd. Class A	511,552	714
	FIYTA Precision Technology Co. Ltd. Class A	420,085	714
	Sanchuan Wisdom Technology Co. Ltd. Class A	967,300	714
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	527,943	713
	AVICOPTER plc Class A (XSHG)	115,800	712
	Beijing SL Pharmaceutical Co. Ltd. Class A (XSHE)	518,850	712
	Canny Elevator Co. Ltd. Class A (XSHE)	578,496	711
*	Talkweb Information System Co. Ltd. Class A	405,107	711
*	Wellhope Foods Co. Ltd. Class A	482,801	710
	Chongqing Zongshen Power Machinery Co. Ltd. Class A (XSHE)	760,800	710
	Eastern Communications Co. Ltd. Class A (XSHG)	472,200	710
	Xinjiang Joinworld Co. Ltd. Class A (XSHG)	580,008	710
	Zhejiang Yasha Decoration Co. Ltd. Class A (XSHE)	1,071,760	710
	Jiangsu Yinhe Electronics Co. Ltd. Class A	946,533	709
	CanSino Biologics Inc. Class A (XSSC)	48,634	709
	China Wuyi Co. Ltd. Class A	1,611,511	708
*	Hwa Create Co. Ltd. Class A	583,500	708
*	Hangzhou Weiguang Electronic Co. Ltd. Class A	202,020	708
	Sichuan Meifeng Chemical IND Class A	591,151	707
*	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	1,433,100	707
*	Wuhan P&S Information Technology Co. Ltd. Class A (XSHE)	1,031,500	707
*	Huatian Hotel Group Co. Ltd. Class A	1,001,500	706
		Shares	Market Value• ($000)
*	Far East Smarter Energy Co. Ltd. Class A (XSSC)	901,200	705
	Xiangyu Medical Co. Ltd. Class A	107,228	705
*	Shenzhen Infogem Technologies Co. Ltd. Class A	350,400	704
*	Shandong Minhe Animal Husbandry Co. Ltd. Class A (XSHE)	254,283	703
	Shenzhen Expressway Corp. Ltd. Class A (XSSC)	526,804	702
	Qingdao Citymedia Co. Ltd. Class A	496,400	702
*	Tangrenshen Group Co. Ltd. Class A (XSHE)	666,950	702
*	Nanfang Zhongjin Environment Co. Ltd. Class A	1,775,883	701
	Jenkem Technology Co. Ltd. Class A (XSHG)	38,565	701
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	933,236	700
	Bros Eastern Co. Ltd. Class A (XSHG)	778,810	700
	Bank of Xi'an Co. Ltd. Class A	1,337,600	700
	China Zhenhua Group Science & Technology Co. Ltd. Class A	53,700	698
	Puyang Refractories Group Co. Ltd. Class A	1,231,481	696
*	Deppon Logistics Co. Ltd. Class A	286,900	696
	Beijing North Star Co. Ltd. Class A	2,453,915	695
	Hongfa Technology Co. Ltd. Class A	153,730	695
	North Huajin Chemical Industries Co. Ltd. Class A (XSHE)	687,903	695
	Beijing SL Pharmaceutical Co. Ltd. Class A	505,196	694
	FAW Jiefang Group Co. Ltd.	589,943	694
*	Royal Group Co. Ltd. Class A	810,478	694
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	823,300	692
*	Tongding Interconnection Information Co. Ltd. Class A (XSHE)	858,300	692
*	Guangxi Radio & Television Information Network Corp. Ltd. Class A	1,141,600	692
	Shanghai Highly Group Co. Ltd. Class B	1,595,207	691
	Betta Pharmaceuticals Co. Ltd. Class A	70,200	691
	Zhejiang Yankon Group Co. Ltd. Class A	1,406,275	691
	Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd. Class A	1,020,200	690
	Newcapec Electronics Co. Ltd. Class A	488,335	690
*	Cultural Investment Holdings Co. Ltd. Class A	1,818,329	689
*	Blue Sail Medical Co. Ltd. Class A (XSHE)	625,000	689
	Maoye Commercial Co. Ltd. Class A (XSSC)	1,154,811	688
	Goldcard Smart Group Co. Ltd. (XSHE)	353,600	686
*	Shenzhen Center Power Tech Co. Ltd. Class A (XSHE)	281,850	686
	China Dongxiang Group Co. Ltd.	17,255,360	685
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A (XSHG)	1,055,320	685
*	Beijing Jetsen Technology Co. Ltd. Class A (XSHE)	680,212	685
	Chongqing Water Group Co. Ltd. Class A (XSHG)	860,600	684
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	1,533,513	683
*	Shenzhen Deren Electronic Co. Ltd. Class A	561,151	683
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A (XSHG)	332,200	683
*	Harbin Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,447,577	682
	Zhongshan Broad Ocean Motor Co. Ltd. Class A (XSHE)	893,700	682
	China Harzone Industry Corp. Ltd. Class A	593,522	679
	Shenzhen Sunmoon Microelectronics Co. Ltd. Class A	87,671	679
	Tianfeng Securities Co. Ltd. Class A	1,491,900	678
	MLS Co. Ltd. Class A (XSHE)	527,400	678
	China Greatwall Technology Group Co. Ltd. Class A	403,800	677

31

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	AECC Aero-Engine Control Co. Ltd. Class A (XSHE)	196,500	677
	Dare Power Dekor Home Co. Ltd. Class A	562,739	677
	Mayinglong Pharmaceutical Group Co. Ltd. Class A (XSHG)	179,100	677
	Jangho Group Co. Ltd. Class A (XSSC)	616,507	676
	Shandong Xiantan Co. Ltd. Class A (XSHE)	520,942	676
	Guangdong Provincial Expressway Development Co. Ltd. Class A	602,600	675
*	AECC Aero Science & Technology Co. Ltd. Class A (XSHG)	221,200	675
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	398,657	675
*	Markor International Home Furnishings Co. Ltd. Class A	1,715,635	674
	Shanxi Blue Flame Holding Co. Ltd. Class A	577,896	673
	Qianjiang Water Resources Development Co. Ltd. Class A	363,551	672
	Shanghai Tunnel Engineering Co. Ltd. Class A (XSHG)	711,300	672
	Ningbo Huaxiang Electronic Co. Ltd. Class A (XSHE)	354,700	672
	Zhejiang Medicine Co. Ltd. Class A	387,800	671
*	Beijing Centergate Technologies Holding Co. Ltd. Class A	773,948	671
*	Tangel Culture Co. Ltd. Class A	745,400	669
*	Saurer Intelligent Technology Co. Ltd. Class A	1,774,600	667
	Sansteel Minguang Co. Ltd. Fujian Class A	978,600	666
	Autobio Diagnostics Co. Ltd. Class A (XSHG)	80,470	665
	Shenzhen Energy Group Co. Ltd. Class A	713,200	662
	Daheng New Epoch Technology Inc. Class A	376,900	661
*	Shenyang Jinbei Automotive Co. Ltd. Class A	1,097,901	661
	Laobaixing Pharmacy Chain JSC Class A (XSHG)	131,261	661
	Kunming Yunnei Power Co. Ltd. Class A	1,904,354	660
	Citic Offshore Helicopter Co. Ltd. Class A	604,400	660
	Tengda Construction Group Co. Ltd. Class A	1,637,499	660
*	RiseSun Real Estate Development Co. Ltd. Class A (XSHE)	2,871,785	660
	Goldenmax International Group Ltd. Class A (XSHE)	538,100	659
	Guangzhou Pearl River Piano Group Co. Ltd. Class A	781,331	659
	Hefei Department Store Group Co. Ltd. Class A	932,417	657
	Sunyard Technology Co. Ltd. Class A	483,327	657
*	Shenzhen Infogem Technologies Co. Ltd. Class A (XSHE)	326,680	657
*	Xining Special Steel Co. Ltd. Class A	1,512,200	656
*	Shunfa Hengye Corp. Class A (XSHE)	1,413,801	656
	Henan Yuguang Gold & Lead Co. Ltd. Class A (XSHG)	710,800	656
*	Genimous Technology Co. Ltd. Class A (XSHE)	691,035	655
	BGI Genomics Co. Ltd. Class A (XSHE)	72,800	653
*	Feitian Technologies Co. Ltd. Class A	392,500	653
	Everbright Jiabao Co. Ltd. Class A	1,502,708	652
*	Xiwang Foodstuffs Co. Ltd. Class A (XSHE)	940,740	652
	Jiangsu Guotai International Group Co. Ltd. Class A (XSHE)	550,290	651
	Fangda Special Steel Technology Co. Ltd. Class A (XSHG)	842,878	650
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	564,300	649
	Hisense Home Appliances Group Co. Ltd. Class H	280,000	648
	Yabao Pharmaceutical Group Co. Ltd. Class A (XSSC)	623,083	648
*	Jiangnan Mould & Plastic Technology Co. Ltd. Class A	887,900	647
*	Suzhou Electrical Apparatus Science Academy Co. Ltd. Class A	884,800	646
		Shares	Market Value• ($000)
*	Shenzhen Comix Group Co. Ltd. Class A	612,400	646
	Shenzhen Textile Holdings Co. Ltd. Class A	444,475	645
	Beijing BDStar Navigation Co. Ltd. Class A	136,800	644
	ENC Digital Technology Co. Ltd. Class A	482,090	644
	Zhejiang Zhongcheng Packing Material Co. Ltd. Class A	856,121	643
*	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	330,670	643
	Huadian Heavy Industries Co. Ltd. Class A (XSSC)	604,909	643
	Shaanxi Broadcast & TV Network Intermediary Group Co. Ltd. Class A	693,700	640
	East China Engineering Science & Technology Co. Ltd. Class A	454,900	640
	Shenzhen Topway Video Communication Co. Ltd. Class A	579,700	640
*	Jinzhou Yongshan Lithium Co. Ltd. Class A	380,789	639
	Emei Shan Tourism Co. Ltd. Class A	478,100	638
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	638,329	636
*	Guizhou Salvage Pharmaceutical Co. Ltd. Class A	1,556,500	636
*	Advanced Technology & Materials Co. Ltd. Class A (XSHE)	501,000	636
	Jiangsu Sunshine Co. Ltd. Class A	1,785,755	635
*	Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	926,835	635
	Guangdong Topstar Technology Co. Ltd. Class A	356,240	635
*	Inner Mongolia Xingye Mining Co. Ltd. Class A	503,000	634
*	Qinghai Spring Medicinal Resources Technology Co. Ltd. Class A	501,881	634
	Huafu Fashion Co. Ltd. Class A (XSHE)	1,425,310	634
*	Anhui Sinonet & Xonglong Science & Technology Co. Ltd. Class A	671,702	632
	Songz Automobile Air Conditioning Co. Ltd. Class A	575,000	631
*	Beiqi Foton Motor Co. Ltd. Class A (XSSC)	1,333,709	631
	Guangdong HEC Technology Holding Co. Ltd. Class A	560,960	630
	Solareast Holdings Co. Ltd. Class A	775,159	629
*	Beijing Lier High-temperature Materials Co. Ltd. Class A	1,242,571	628
	Changshu Fengfan Power Equipment Co. Ltd. Class A (XSSC)	845,828	628
*	Chongqing Zaisheng Technology Corp. Ltd. Class A	971,936	628
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	1,634,398	627
*	Langold Real Estate Co. Ltd. Class A	1,962,979	627
	Shanghai Xinhua Media Co. Ltd. Class A	787,200	626
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A (XSHG)	1,437,500	626
	Skyworth Digital Co. Ltd. Class A	262,900	624
	Guangdong Ellington Electronics Technology Co. Ltd. Class A (XSSC)	562,164	624
*	Vtron Group Co. Ltd. Class A	864,723	623
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A (XSHE)	386,900	623
*	Huabao Flavours & Fragrances Co. Ltd. Class A (XSHE)	179,900	623
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	829,500	621
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	552,800	621
	Haoxiangni Health Food Co. Ltd. Class A	506,788	621
*	Duolun Technology Corp. Ltd. Class A	587,777	621
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A (XSHG)	319,099	619
	Changzheng Engineering Co. Ltd. Class A (XSHG)	290,030	619
	Luyang Energy-Saving Materials Co. Ltd.	204,100	619
	Leyard Optoelectronic Co. Ltd. Class A (XSHE)	674,766	618

32

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Anhui Genuine New Materials Co. Ltd. Class A	452,620	618
	Lingyun Industrial Corp. Ltd. Class A (XSSC)	569,692	617
*	Shandong Sunway Chemical Group Co. Ltd. Class A	619,100	616
	Double Medical Technology Inc. Class A	109,500	616
*	Fuan Pharmaceutical Group Co. Ltd. Class A (XSHE)	990,200	614
	SPIC Industry-Finance Holdings Co. Ltd. Class A (XSHE)	986,256	613
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	80,296	613
	Autel Intelligent Technology Corp. Ltd. Class A	145,673	613
	Huadong Medicine Co. Ltd. Class A	101,900	610
	Tianjin Port Co. Ltd. Class A (XSSC)	875,263	610
	Streamax Technology Co. Ltd. Class A	145,100	610
	Bright Dairy & Food Co. Ltd. Class A (XSHG)	389,800	609
	Jin Tong Ling Technology Group Co. Ltd. Class A	1,321,100	609
	First Capital Securities Co. Ltd. Class A (XSHE)	711,520	609
	Central China Securities Co. Ltd. Class A (XSHG)	1,063,100	609
*	Integrated Electronic Systems Lab Co. Ltd. Class A	550,069	608
	Beijing eGOVA Co. Ltd. Class A (XSHE)	164,241	608
	China Merchants Property Operation & Service Co. Ltd. Class A	271,200	608
	Digital China Information Service Co. Ltd. Class A (XSHE)	311,643	607
*	Xiamen King Long Motor Group Co. Ltd. Class A	676,646	607
[1]	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	903,000	607
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A (XSHE)	651,251	605
	Xiamen Bank Co. Ltd. Class A	749,000	604
	Shanghai Industrial Development Co. Ltd. Class A (XSSC)	1,162,392	602
	Medicalsystem Biotechnology Co. Ltd. Class A	346,583	601
	First Tractor Co. Ltd. Class A (XSHG)	357,900	600
	Sinolink Securities Co. Ltd. Class A (XSHG)	441,000	599
	Anhui Korrun Co. Ltd. Class A	251,860	598
	Sichuan Hebang Biotechnology Co. Ltd. Class A (XSHG)	1,495,340	597
	Kingfa Sci & Tech Co. Ltd. Class A	462,923	597
	Bank of Chengdu Co. Ltd. Class A	300,000	596
	Huaxin Cement Co. Ltd. Class A (XSHG)	279,360	596
	Shanghai Pudong Construction Co. Ltd. Class A	575,741	595
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	231,500	595
	Nanjing Hanrui Cobalt Co. Ltd. Class A	123,800	594
	Zhuhai Huajin Capital Co. Ltd. Class A	381,017	594
	Shenzhen Jinjia Group Co. Ltd. Class A	561,336	593
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A (XSEC)	163,554	593
	Hangzhou Jiebai Group Co. Ltd. Class A (XSSC)	490,657	592
*	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	157,879	591
*	Hangzhou Century Co. Ltd. Class A	822,400	590
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	201,960	590
	Northern United Publishing & Media Group Co. Ltd. Class A	517,800	590
	Poly Union Chemical Holding Group Co. Ltd. Class A	454,501	589
	Ningbo Ligong Environment & Energy Technology Co. Ltd. Class A	408,869	589
	Zhejiang Yongtai Technology Co. Ltd. Class A	238,187	588
	Hanwei Electronics Group Corp. Class A	274,002	588
	Beijing Haixin Energy Technology Co. Ltd. Class A	1,120,179	586
		Shares	Market Value• ($000)
	Huali Industrial Group Co. Ltd. Class A	91,900	586
*	Sunward Intelligent Equipment Co. Ltd. Class A	669,120	585
	Jiangsu Yunyi Electric Co. Ltd. Class A	878,840	585
*	Hubei Fuxing Science & Technology Co. Ltd. Class A	987,200	583
	FSPG Hi-Tech Co. Ltd. Class A	885,500	583
*,2	Shandong Chenming Paper Holdings Ltd. Class H	1,892,282	582
	Northeast Securities Co. Ltd. Class A	528,100	582
*	Shenyang Chemical Co. Ltd. Class A	944,000	582
*	Surfilter Network Technology Co. Ltd. Class A	617,768	582
*	Hainan Mining Co. Ltd. Class A (XSHG)	586,500	581
	Sunvim Group Co. Ltd. Class A	909,600	580
*	Suzhou Jinfu Technology Co. Ltd. Class A	1,089,400	579
	Changshu Tianyin Electromechanical Co. Ltd. Class A	412,893	579
	Bros Eastern Co. Ltd. Class A (XSSC)	644,479	579
	Beijing Water Business Doctor Co. Ltd. Class A (XSHE)	494,900	577
	BGI Genomics Co. Ltd. Class A	64,249	576
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	335,800	576
*	Jiangsu Xiuqiang Glasswork Co. Ltd. Class A	590,500	575
	Zhejiang Vie Science & Technology Co. Ltd. Class A	460,400	575
	Zhejiang Hailiang Co. Ltd. Class A	325,700	573
	Beijing Jiaxun Feihong Electrical Co. Ltd. Class A	611,600	573
	Bestore Co. Ltd. Class A	118,400	573
	Western Region Gold Co. Ltd. Class A	274,400	572
	Ningbo Peacebird Fashion Co. Ltd. Class A (XSHG)	175,698	572
*	Shanghai Fudan Forward S & T Co. Ltd. Class A (XSHG)	663,450	571
	Ningbo Zhoushan Port Co. Ltd. Class A (XSHG)	1,042,200	571
	Sufa Technology Industry Co. Ltd. CNNC Class A	328,659	569
	Anhui Huamao Textile Co. Class A	1,074,064	569
	Jinling Pharmaceutical Co. Ltd. Class A	508,831	569
	PKU Healthcare Corp. Ltd. Class A	560,500	568
*	Shenzhen Sea Star Technology Co. Ltd. Class A	588,500	568
	Liaoning Cheng Da Co. Ltd. Class A (XSHG)	302,200	567
	Yotrio Group Co. Ltd. Class A (XSHE)	994,750	567
	Jinhui Liquor Co. Ltd. Class A (XSHG)	152,800	567
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	149,726	566
	Nanjing Sciyon Wisdom Technology Group Co. Ltd. Class A	208,346	565
*	Guangdong Chaohua Technology Co. Ltd. Class A	850,488	564
*	EGing Photovoltaic Technology Co. Ltd. Class A (XSSC)	579,174	564
*	Infund Holding Co. Ltd.	1,027,334	563
	Shenzhen Ysstech Info-tech Co. Ltd. Class A (XSHE)	455,175	563
*	HPGC Renmintongtai Pharmaceutical Corp. Class A (XSHG)	550,134	562
*	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	478,500	561
	Triumph Science & Technology Co. Ltd. Class A (XSSC)	309,550	560
	Central China Management Co. Ltd.	8,948,440	560
*	Tus Environmental Science & Technology Development Co. Ltd. Class A	1,229,382	560
	Shanghai ShenTong Metro Co. Ltd. Class A	465,976	559
*	Beijing Dinghan Technology Group Co. Ltd. Class A	523,300	559
*	Tunghsu Azure Renewable Energy Co. Ltd. Class A (XSEC)	928,500	558

33

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Fulin Precision Co. Ltd. Class A	378,200	557
	Anhui Yingliu Electromechanical Co. Ltd. Class A (XSSC)	194,320	557
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	157,047	556
	Beijing Haixin Energy Technology Co. Ltd. Class A (XSHE)	1,062,828	556
	Xiamen Intretech Inc. Class A	215,390	556
*	Zhejiang Jingxing Paper JSC Ltd. Class A	1,126,300	554
	North Huajin Chemical Industries Co. Ltd. Class A	546,600	553
*	Nanjing Xinlian Electronics Co. Ltd. Class A	855,041	553
*	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A (XSHE)	1,084,024	552
*	JC Finance & Tax Interconnect Holdings Ltd. Class A (XSHE)	475,040	552
	Jiangsu Expressway Co. Ltd. Class A (XSHG)	428,998	551
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A (XSHG)	294,624	551
	China Construction Bank Corp. Class A (XSHG)	604,100	551
	Realcan Pharmaceutical Group Co. Ltd. Class A (XSHE)	1,015,910	551
*	Zhejiang NetSun Co. Ltd. Class A (XSEC)	184,600	550
*	Genimous Technology Co. Ltd. Class A	579,300	549
*	Xinlun New Materials Co. Ltd.	1,033,500	549
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A (XSHE)	2,118,077	548
*	Shandong Wohua Pharmaceutical Co. Ltd. Class A	568,140	547
	Beijing Sifang Automation Co. Ltd. Class A (XSHG)	266,300	547
	Vontron Technology Co. Ltd. Class A	423,300	546
	Sino Wealth Electronic Ltd. Class A	111,109	546
*	Wellhope Foods Co. Ltd. Class A (XSHG)	371,300	546
	Tibet Urban Development & Investment Co. Ltd. Class A (XSSC)	267,344	545
	Konka Group Co. Ltd. Class A	793,800	544
	Guangzhou Hangxin Aviation Technology Co. Ltd. Class A	279,400	544
*	Shenzhen Minkave Technology Co. Ltd. Class A	602,150	544
	Cinda Real Estate Co. Ltd. Class A (XSHG)	837,122	543
*	Create Technology & Science Co. Ltd. Class A	385,756	543
*	Shanghai Shunho New Materials Technology Co. Ltd. Class A	1,023,800	543
*	China High Speed Railway Technology Co. Ltd. Class A	1,584,100	542
*	Wuxi Huadong Heavy Machinery Co. Ltd. Class A	1,022,158	542
*	Shenzhen Rapoo Technology Co. Ltd. Class A	246,590	541
	Xinfengming Group Co. Ltd. Class A (XSHG)	362,796	540
*	Grand Industrial Holding Group Co. Ltd.	460,000	540
	China Railway Tielong Container Logistics Co. Ltd. Class A	597,800	539
	Bright Real Estate Group Co. Ltd. Class A (XSSC)	1,679,474	539
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (XSHE)	1,116,230	539
	Tianjin Lisheng Pharmaceutical Co. Ltd. Class A	154,800	537
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A (XSHE)	88,500	537
*	Guang Dong Tloong Technology Group Co. Ltd. Class A	723,970	537
*	LingNan Eco&Culture-Tourism Co. Ltd. Class A (XSHE)	1,091,911	537
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	60,300	537
*	Tangrenshen Group Co. Ltd. Class A	508,700	536
	Henan Taloph Pharmaceutical Stock Co. Ltd. Class A	622,730	536
	Unilumin Group Co. Ltd. Class A (XSHE)	443,838	536
		Shares	Market Value• ($000)
	Jangho Group Co. Ltd. Class A (XSHG)	488,200	535
	Hangzhou Cable Co. Ltd. Class A	652,000	534
	Hangzhou Advance Gearbox Group Co. Ltd. Class A	389,709	533
	China Bester Group Telecom Co. Ltd. Class A (XSHG)	262,845	533
*	China Television Media Ltd. Class A	310,000	532
	Zhuzhou Kibing Group Co. Ltd. Class A (XSHG)	357,700	532
*	Guangdong Highsun Group Co. Ltd. Class A	1,848,180	531
	Yueyang Forest & Paper Co. Ltd. Class A (XSSC)	523,380	531
*	Zhongbai Holdings Group Co. Ltd. Class A	794,489	530
*	Shenzhen Aisidi Co. Ltd. Class A (XSHE)	422,520	530
*	ChemPartner PharmaTech Co. Ltd. Class A	422,377	529
*	New Huadu Technology Co. Ltd. Class A	595,500	529
	VanJee Technology Co. Ltd. Class A	201,160	529
	Longmaster Information & Technology Co. Ltd. Class A (XSEC)	246,300	529
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	1,531,000	527
	Shandong Homey Aquatic Development Co. Ltd. Class A	1,478,298	526
*	Huafon Microfibre Shanghai Technology Co. Ltd. (XSHE)	932,955	526
*	Ningbo David Medical Device Co. Ltd. Class A (XSEC)	182,500	526
*	Huayuan Property Co. Ltd. Class A (XSSC)	2,201,505	525
	Betta Pharmaceuticals Co. Ltd. Class A (XSHE)	53,200	524
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A (XSSC)	489,203	524
*	Tianjin Futong Information Science & Technology Co. Ltd. Class A	1,174,500	523
	Shandong Shengli Co. Class A	973,577	523
	Hanyu Group Joint-Stock Co. Ltd. Class A	532,400	523
	Oriental Pearl Group Co. Ltd. Class A (XSSC)	438,393	522
	Anhui Guofeng New Materials Co. Ltd. Class A	716,800	522
*	Changchun Gas Co. Ltd. Class A	741,500	522
	Shantou Dongfeng Printing Co. Ltd. Class A	837,600	521
	Beken Corp. Class A	122,587	520
	Jiangling Motors Corp. Ltd. Class B	635,970	519
*	China Quanjude Group Co. Ltd. Class A	278,800	519
	Huaren Pharmaceutical Co. Ltd. Class A (XSEC)	856,972	519
	Unilumin Group Co. Ltd. Class A	428,200	517
*	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (XSSC)	121,218	517
*	Gem-Year Industrial Co. Ltd. Class A (XSSC)	746,111	517
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A (XSHG)	368,800	517
	Ningbo Sanxing Medical Electric Co. Ltd. Class A (XSHG)	258,500	516
	Shenzhen Gongjin Electronics Co. Ltd. Class A	384,348	515
	Loncin Motor Co. Ltd. Class A (XSHG)	741,350	515
*	Eastone Century Technology Co. Ltd. Class A	843,315	512
	Chongqing Yukaifa Co. Ltd. Class A	930,100	511
	Neway Valve Suzhou Co. Ltd. Class A (XSHG)	251,288	511
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A (XSSC)	734,406	511
*	Hand Enterprise Solutions Co. Ltd. Class A (XSHE)	327,100	510
	Hangzhou First Applied Material Co. Ltd. Class A	71,680	509
	Nanjing Gaoke Co. Ltd. Class A (XSHG)	520,128	509
*	Henan Huanghe Whirlwind Co. Ltd. Class A (XSHG)	764,600	509
*	EGing Photovoltaic Technology Co. Ltd. Class A (XSHG)	522,900	509
	Zhejiang Communications Technology Co. Ltd. (XSHE)	568,700	507
	Glarun Technology Co. Ltd. Class A (XSHG)	217,058	506
*	Jilin Yatai Group Co. Ltd. Class A (XSSC)	1,597,167	506

34

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	ChangYuan Technology Group Ltd. Class A (XSHG)	607,060	505
	Duzhe Publishing & Media Co. Ltd. Class A	442,500	504
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A (XSHG)	98,300	503
	Wolong Real Estate Group Co. Ltd. Class A (XSSC)	662,901	503
	Juewei Food Co. Ltd. Class A	87,160	502
	Jiangsu Hongdou Industrial Co. Ltd. Class A (XSSC)	1,008,153	502
	Geovis Technology Co. Ltd. Class A	42,732	502
	Fujian Star-net Communication Co. Ltd. Class A	163,400	501
*	ChangYuan Technology Group Ltd. Class A (XSSC)	602,283	501
*	Fujian Dongbai Group Co. Ltd. Class A	876,300	500
	Gansu Qilianshan Cement Group Co. Ltd. Class A (XSHG)	306,100	499
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A (XSHE)	683,920	499
*	Focused Photonics Hangzhou Inc. Class A (XSHE)	143,400	499
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	108,400	498
	LB Group Co. Ltd. Class A	199,000	498
	Better Life Commercial Chain Share Co. Ltd. Class A (XSHE)	672,220	498
*	Wisesoft Co. Ltd. Class A	231,865	498
	Huizhou Speed Wireless Technology Co. Ltd. Class A	443,300	498
	Guizhou Gas Group Corp. Ltd. Class A (XSHG)	434,972	498
*	Beijing Orient Landscape & Environment Co. Ltd. Class A	1,777,055	498
	Wuhu Token Science Co. Ltd. Class A	557,783	496
*	Pubang Landscape Architecture Co. Ltd. Class A	1,835,497	496
	Chongqing Water Group Co. Ltd. Class A	623,550	495
*	Shanghai Shimao Co. Ltd. Class A	1,719,612	495
*	H&R Century Union Corp. Class A	709,000	495
*	Guizhou Yibai Pharmaceutical Co. Ltd. Class A (XSHG)	569,700	494
*	Zhenro Properties Group Ltd.	16,751,262	493
	Xiamen Tungsten Co. Ltd. Class A (XSHG)	174,200	493
*	Jiangxi Zhengbang Technology Co. Ltd. Class A (XSHE)	1,279,608	491
	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A (XSHE)	185,900	491
	Chengdu Huasun Technology Group Inc. Ltd. Class A	742,471	489
	Shanghai SMI Holding Co. Ltd. Class A (XSSC)	858,852	489
*	Fangda Carbon New Material Co. Ltd. Class A (XSHG)	522,917	488
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A (XSSC)	252,760	488
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A (XSHE)	781,900	487
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	1,266,300	487
*	Aoyuan Beauty Valley Technology Co. Ltd. Class A	751,700	486
	Rongan Property Co. Ltd. Class A (XSEC)	1,194,572	485
	Bank of Qingdao Co. Ltd. Class A	1,008,280	484
	Sinochem International Corp. Class A (XSHG)	539,110	484
	Rainbow Digital Commercial Co. Ltd. Class A	537,099	483
	Zhuhai Bojay Electronics Co. Ltd. Class A	95,100	483
	Yotrio Group Co. Ltd. Class A	844,600	482
	Visual China Group Co. Ltd. Class A	202,419	482
	Beijing WKW Automotive Parts Co. Ltd. Class A	1,023,576	482
	Jinhui Liquor Co. Ltd. Class A	130,000	482
	Grinm Advanced Materials Co. Ltd. Class A (XSHG)	241,500	480
		Shares	Market Value• ($000)
	Guangxi Nanning Waterworks Co. Ltd. Class A	631,800	480
	Venustech Group Inc. Class A	106,700	479
	Guangdong South New Media Co. Ltd. Class A	67,212	478
	Ligao Foods Co. Ltd. Class A	34,600	477
	Transfar Zhilian Co. Ltd. Class A	597,325	476
	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	1,225,100	476
	Shenzhen Goodix Technology Co. Ltd. Class A	63,456	476
	Digital China Information Service Co. Ltd. Class A	243,900	475
	SPIC Yuanda Environmental-Protection Co. Ltd. Class A	570,600	475
	Der Future Science & Technology Holding Group Co. Ltd. Class A	609,840	475
	Zhongshan Public Utilities Group Co. Ltd. Class A	443,700	474
*	Shanghai Guangdian Electric Group Co. Ltd. Class A	1,006,700	474
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	1,368,344	473
	Harbin Hatou Investment Co. Ltd. Class A	623,100	473
*	Beijing Philisense Technology Co. Ltd. Class A (XSHE)	878,600	473
	CITIC Heavy Industries Co. Ltd. Class A (XSSC)	831,227	472
*	Berry Genomics Co. Ltd. Class A (XSHE)	257,298	471
	Nanjing Chixia Development Co. Ltd. Class A	947,000	471
*	Jilin Yatai Group Co. Ltd. Class A (XSHG)	1,484,000	470
	Shanghai Xujiahui Commercial Co. Ltd. Class A	342,500	470
*	Henan Rebecca Hair Products Co. Ltd. Class A	1,267,320	469
	JCHX Mining Management Co. Ltd. Class A (XSSC)	96,073	469
	Hebei Huijin Group Co. Ltd. Class A	485,900	468
*	Holitech Technology Co. Ltd. Class A	1,039,700	467
	Shenzhen Guangju Energy Co. Ltd. Class A	396,188	467
	Guangxi Guidong Electric Power Co. Ltd. Class A (XSHG)	1,062,000	467
	Sino-Platinum Metals Co. Ltd. Class A (XSHG)	192,787	467
*	Beijing Beilu Pharmaceutical Co. Ltd. Class A	471,900	467
*	Lander Sports Development Co. Ltd. Class A	1,172,450	466
*	Ningbo Cixing Co. Ltd. Class A	598,800	466
	Jiangling Motors Corp. Ltd. Class A (XSHE)	234,298	465
	Beijing Forever Technology Co. Ltd. Class A (XSHE)	439,194	465
*	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	1,154,200	465
*	Chang Jiang Shipping Group Phoenix Co. Ltd. Class A	993,900	464
	Aerospace Hi-Tech Holdings Group Ltd. Class A	330,130	463
	China World Trade Center Co. Ltd. Class A (XSHG)	172,500	462
	Sichuan Changhong Electric Co. Ltd. Class A (XSSC)	787,438	462
*	Jiangsu Sihuan Bioengineering Co. Ltd. Class A	1,119,200	461
	Fulongma Group Co. Ltd. Class A (XSHG)	321,020	461
*	Shenzhen Glory Medical Co. Ltd. Class A	766,022	460
	Three Squirrels Inc. Class A	149,540	460
	Shanghai Zhezhong Group Co. Ltd. Class A	251,700	459
	Xiamen ITG Group Corp. Ltd. Class A (XSHG)	348,100	458
	Shanghai STEP Electric Corp. Class A	494,600	458
	Aerospace Hi-Tech Holdings Group Ltd. Class A (XSHE)	326,020	457
	Beijing Urban Construction Investment & Development Co. Ltd. Class A (XSSC)	678,255	457
*	Alpha Group Class A	339,300	456
*	Guangdong Delian Group Co. Ltd. Class A	675,035	456
	Jiangsu Gian Technology Co. Ltd. Class A (XSHE)	125,760	455
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	627,000	454

35

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Dongfeng Electronic Technology Co. Ltd. Class A (XSHG)	282,500	450
*	Rendong Holdings Co. Ltd. Class A	522,865	450
*	Sichuan Haite High-tech Co. Ltd. Class A	346,300	446
*	Tibet Summit Resources Co. Ltd. Class A	157,132	446
*	Guangzhou Baiyun International Airport Co. Ltd. Class A (XSSC)	196,466	445
	Xuchang Yuandong Drive Shaft Co. Ltd. Class A	595,600	445
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	442,000	442
*	Henan Huanghe Whirlwind Co. Ltd. Class A (XSSC)	664,380	442
	Huadian Heavy Industries Co. Ltd. Class A (XSHG)	414,676	441
	Shandong Denghai Seeds Co. Ltd. Class A	180,500	440
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	210,700	438
	Qingdao Doublestar Co. Ltd. Class A	748,900	438
*	Bank of Zhengzhou Co. Ltd. Class A (XSHE)	1,305,469	438
*	Guangdong Zhengye Technology Co. Ltd. Class A	374,236	438
	Zhejiang Red Dragonfly Footwear Co. Ltd. Class A	566,581	438
*	Tunghsu Optoelectronic Technology Co. Ltd. Class A (XSEC)	1,767,600	437
	CECEP Solar Energy Co. Ltd. Class A	432,400	435
*	Yunnan Coal & Energy Co. Ltd. Class A	922,500	435
	Shenzhen Noposion Agrochemicals Co. Ltd. Class A (XSHE)	383,200	434
*	Shenzhen World Union Group Inc. Class A (XSHE)	1,106,550	433
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	451,000	432
	Thinkingdom Media Group Ltd. Class A	124,581	432
	ZYNP Corp. Class A	522,900	431
	Chengdu CORPRO Technology Co. Ltd. Class A (XSHE)	128,600	431
	Shenzhen Agricultural Products Group Co. Ltd. Class A	461,800	430
	Fujian Longxi Bearing Group Co. Ltd. Class A	366,699	430
*	Shanghai Metersbonwe Fashion & Accessories Co. Ltd. Class A	1,828,400	428
*	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A (XSSC)	359,939	428
*	Tech-Bank Food Co. Ltd. Class A	562,280	427
	Shanxi Guoxin Energy Corp. Ltd. Class A	729,426	427
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	495,361	426
*	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A (XSHG)	358,400	426
*	Chengzhi Co. Ltd. Class A (XSHE)	357,628	426
	Zhuhai Huafa Properties Co. Ltd. Class A (XSHG)	276,840	425
	Bestsun Energy Co. Ltd. Class A (XSHG)	686,600	425
*	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	481,800	424
	Sanlux Co. Ltd. Class A	648,400	424
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A (XSHE)	898,744	424
	Ningbo Shuanglin Auto Parts Co. Ltd. Class A	406,900	424
	Shandong Xiantan Co. Ltd. Class A	326,550	424
	Guizhou Guihang Automotive Components Co. Ltd. Class A	215,284	422
	Tongyu Communication Inc. Class A (XSHE)	182,475	422
	China Wafer Level CSP Co. Ltd. Class A	129,292	422
*	Shanghai Lonyer Data Co. Ltd. Class A	326,300	421
	Qingling Motors Co. Ltd. Class H	4,064,090	420
	Shanghai New World Co. Ltd. Class A (XSHG)	398,500	419
	Jinyu Bio-Technology Co. Ltd. Class A (XSHG)	268,996	418
	Hongbaoli Group Corp. Ltd. Class A	714,859	418
		Shares	Market Value• ($000)
	IReader Technology Co. Ltd. Class A	115,394	416
*	Chengdu Xinzhu Road&Bridge Machinery Co. Ltd. Class A	614,114	416
	Guangzhou Shangpin Home Collection Co. Ltd. Class A (XSHE)	134,315	416
	Hangzhou Robam Appliances Co. Ltd. Class A	110,300	415
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	542,300	414
	Xiamen Kingdomway Group Co. Class A	136,200	413
	Guizhou Gas Group Corp. Ltd. Class A	360,400	413
*	China Grand Automotive Services Group Co. Ltd. Class A (XSHG)	1,344,270	412
*	Hunan Mendale Hometextile Co. Ltd. Class A	762,754	412
	Deluxe Family Co. Ltd. Class A (XSHG)	1,061,600	411
*	Strait Innovation Internet Co. Ltd. Class A	640,698	410
*	YLZ Information Technology Co. Ltd. Class A	444,300	410
	Shenzhen Gongjin Electronics Co. Ltd. Class A (XSHG)	306,240	410
	Jinneng Science&Technology Co. Ltd. Class A	305,200	409
	Telling Telecommunication Holding Co. Ltd. Class A (XSHE)	257,000	409
	China Meheco Co. Ltd. Class A	198,184	408
	Beijing Water Business Doctor Co. Ltd. Class A	349,774	408
	Guangzhou Zhiguang Electric Co. Ltd. Class A	377,400	408
	Tianjin Benefo Tejing Electric Co. Ltd. Class A (XSSC)	602,466	408
	China Railway Tielong Container Logistics Co. Ltd. Class A (XSHG)	450,150	406
	Western Region Gold Co. Ltd. Class A (XSHG)	194,400	405
	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	325,700	404
*	Citychamp Dartong Co. Ltd. Class A (XSSC)	925,633	404
	Shanying International Holding Co. Ltd. Class A (XSHG)	1,176,000	403
	Guangzhou Zhiguang Electric Co. Ltd. Class A (XSHE)	372,300	402
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	249,626	402
	Shanghai Yimin Commerce Group Co. Ltd. Class A	793,600	402
*	Winall Hi-Tech Seed Co. Ltd. Class A	182,400	401
*	Kaisa Group Holdings Ltd.	10,813,886	400
*	Shenzhen H&T Intelligent Control Co. Ltd. Class A	175,700	400
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A (XSSC)	615,704	400
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A (XSHG)	500,150	399
*	Shandong Meichen Ecology & Environment Co. Ltd. Class A	1,379,220	397
	Dongfeng Electronic Technology Co. Ltd. Class A (XSSC)	248,888	397
	Shenzhen Tellus Holding Co. Ltd. Class A (XSHE)	159,510	396
*	Guangzhou Pearl River Development Group Co. Ltd. Class A	783,820	395
	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A (XSHG)	558,122	394
	Shenzhen Megmeet Electrical Co. Ltd. Class A	90,300	393
*	Zhejiang Founder Motor Co. Ltd. Class A	418,986	391
	Shanghai Belling Co. Ltd. Class A (XSHG)	143,000	390
*	Sichuan Haite High-tech Co. Ltd. Class A (XSHE)	302,880	390
*	Hainan Ruize New Building Material Co. Ltd. Class A (XSHE)	766,704	390
*	KraussMaffei Co. Ltd. Class A	431,434	389
	Shanghai Maling Aquarius Co. Ltd. Class A (XSHG)	323,200	388
	MYS Group Co. Ltd. Class A (XSHE)	789,767	388

36

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Ligeance Aerospace Technology Co. Ltd. Class A (XSHE)	390,466	384
	Shenzhen Noposion Agrochemicals Co. Ltd. Class A (XSEC)	338,500	383
*	Shenzhen World Union Group Inc. Class A	978,805	383
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	359,400	382
	Zheshang Securities Co. Ltd. Class A	257,100	381
	Dashang Co. Ltd. Class A (XSSC)	132,900	381
*	Shenzhen Anche Technologies Co. Ltd. Class A (XSHE)	150,000	381
	Inmyshow Digital Technology Group Co. Ltd. Class A (XSHG)	338,000	380
	China Animal Husbandry Industry Co. Ltd. Class A (XSSC)	201,768	379
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A (XSSC)	1,274,005	379
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	305,400	378
	Metro Land Corp. Ltd. Class A	561,500	378
	Shanghai Rongtai Health Technology Corp. Ltd. Class A	120,900	377
*	Xiangxue Pharmaceutical Co. Ltd. Class A	460,600	377
	Fujian Funeng Co. Ltd. Class A	220,488	375
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	80,000	375
	Hexing Electrical Co. Ltd. Class A (XSHG)	120,021	375
	Wenfeng Great World Chain Development Corp. Class A (XSHG)	1,076,300	373
*	Myhome Real Estate Development Group Co. Ltd. Class A	2,630,400	372
*	Hunan Jingfeng Pharmaceutical Co. Ltd. Class A	892,853	372
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A (XSHG)	534,800	372
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	176,991	371
*	Sunward Intelligent Equipment Co. Ltd. Class A (XSHE)	424,600	371
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A (XSHE)	213,000	371
*	Shandong Chenming Paper Holdings Ltd. Class A (XSEC)	509,141	370
	Beijing Forever Technology Co. Ltd. Class A	349,700	370
*	Shanghai Jiao Yun Co. Ltd. Class A (XSSC)	643,190	368
	Konka Group Co. Ltd. Class A (XSHE)	535,900	367
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A (XSEC)	395,100	367
	CQ Pharmaceutical Holding Co. Ltd. Class A	321,900	365
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A (XSHG)	435,200	364
	Shanghai New Huang Pu Industrial Group Co. Ltd. Class A (XSHG)	474,480	364
	Universal Scientific Industrial Shanghai Co. Ltd. Class A (XSHG)	178,938	364
	Renhe Pharmacy Co. Ltd. Class A	381,501	363
	Xinfengming Group Co. Ltd. Class A	243,655	363
	Henan Yuguang Gold & Lead Co. Ltd. Class A	391,300	361
	Tian Di Science & Technology Co. Ltd. Class A (XSHG)	456,100	360
	Fujian Cement Inc. Class A	472,320	359
*	Tunghsu Azure Renewable Energy Co. Ltd. Class A (XSHE)	597,100	359
	Ovctek China Inc. Class A	75,740	354
	Qinhuangdao Port Co. Ltd. Class A (XSHG)	729,500	354
	Hangzhou Zhongheng Electric Co. Ltd. Class A (XSHE)	325,667	353
	Topsec Technologies Group Inc. Class A	205,200	352
	Maoye Commercial Co. Ltd. Class A (XSHG)	591,102	352
	PharmaBlock Sciences Nanjing Inc. Class A	43,491	351
*	Shanghai Shimao Co. Ltd. Class A (XSHG)	1,219,830	351
		Shares	Market Value• ($000)
*	Qingdao Kingking Applied Chemistry Co. Ltd. Class A	680,270	351
*	Shanghai AtHub Co. Ltd. Class A	69,580	350
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	478,000	349
	Hangzhou Jiebai Group Co. Ltd. Class A (XSHG)	287,900	348
*	Harbin Pharmaceutical Group Co. Ltd. Class A (XSHG)	739,354	348
*	STO Express Co. Ltd. Class A	223,899	347
*	Oceanwide Holdings Co. Ltd. Class A (XSHE)	2,790,994	347
	Zhejiang Wanma Co. Ltd. Class A	221,800	346
*	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A (XSHG)	191,240	346
*	Liaoning Shenhua Holdings Co. Ltd. Class A	1,326,800	345
*	Innovation New Material Technology Co. Ltd. Class A	448,400	345
	Xiamen International Airport Co. Ltd. Class A (XSHG)	122,000	343
	Qianhe Condiment & Food Co. Ltd. Class A	99,504	342
	Baida Group Co. Ltd. Class A	256,600	342
	Jiangsu General Science Technology Co. Ltd. Class A	612,840	341
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A (XSHG)	590,400	340
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	50,700	339
	Suning Universal Co. Ltd. Class A	796,549	339
	Yunda Holding Co. Ltd. Class A	192,166	337
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	506,160	337
*	Beijing Hualian Department Store Co. Ltd. Class A (XSHE)	1,344,700	336
*	Huafon Microfibre Shanghai Technology Co. Ltd.	593,346	335
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	1,287,637	333
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	155,280	333
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A (XSSC)	236,600	331
	Rongan Property Co. Ltd. Class A (XSHE)	814,200	331
	Shandong Jinjing Science & Technology Co. Ltd. Class A (XSHG)	275,100	330
*	Xingmin Intelligent Transportation Systems Group Co. Ltd. Class A	595,626	329
*	Kunshan Kersen Science & Technology Co. Ltd. Class A	345,300	327
	LianChuang Electronic Technology Co. Ltd. Class A	241,900	327
	Tianjin Benefo Tejing Electric Co. Ltd. Class A (XSHG)	481,300	326
	Guangzhou Holike Creative Home Co. Ltd. Class A (XSHG)	220,658	325
	Lucky Film Co. Class A (XSHG)	309,500	324
	Guomai Technologies Inc. Class A	287,886	323
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	742,600	323
	Angang Steel Co. Ltd. Class A (XSEC)	755,500	322
	Befar Group Co. Ltd. Class A (XSSC)	439,492	320
	Wolong Electric Group Co. Ltd. Class A (XSHG)	180,200	320
	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A (XSSC)	566,627	320
	Accelink Technologies Co. Ltd. Class A	92,200	319
	Gree Real Estate Co. Ltd. Class A (XSHG)	271,320	316
	Shanghai Chinafortune Co. Ltd. Class A (XSHG)	196,700	316
*	AECC Aero Science & Technology Co. Ltd. Class A (XSSC)	103,600	316
[1]	Orient Securities Co. Ltd. Class H	524,000	313
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	97,600	312
*	GCL New Energy Holdings Ltd.	4,700,193	312

37

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Luenmei Quantum Co. Ltd. Class A	351,842	311
*	An Hui Wenergy Co. Ltd. Class A	395,790	311
	MYS Group Co. Ltd. Class A (XSEC)	628,125	309
	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A (XSHE)	794,400	309
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	414,800	306
	Shanghai Shenda Co. Ltd. Class A (XSHG)	623,500	304
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	18,400	303
*	Ronshine China Holdings Ltd.	5,480,808	302
*	Fujian Green Pine Co. Ltd. Class A	355,400	302
	Luxin Venture Capital Group Co. Ltd. Class A (XSSC)	165,708	301
	Weifu High-Technology Group Co. Ltd. Class A	124,100	300
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A (XSHG)	153,960	297
*	Jiangsu Yueda Investment Co. Ltd. Class A (XSSC)	486,700	296
	Jiangsu Expressway Co. Ltd. Class A (XSSC)	228,800	294
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A (XSHG)	274,385	294
*	Citychamp Dartong Co. Ltd. Class A (XSHG)	668,700	292
	Anker Innovations Technology Co. Ltd. Class A (XSHE)	27,600	292
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	250,100	291
*	Visionox Technology Inc. Class A	300,796	290
*	Doushen Beijing Education & Technology Inc. Class A	866,539	290
*	Beijing Hualian Department Store Co. Ltd. Class A (XSEC)	1,155,081	289
	Shenzhen Kinwong Electronic Co. Ltd. Class A	86,772	289
	Beijing Bashi Media Co. Ltd. Class A (XSSC)	439,434	288
	Hunan Zhongke Electric Co. Ltd. Class A	162,400	288
	Shanxi Blue Flame Holding Co. Ltd. Class A (XSHE)	246,440	287
	Suzhou Anjie Technology Co. Ltd. Class A	150,460	285
*	Jiangsu Phoenix Property Investment Co. Ltd. Class A (XSSC)	533,520	285
*	Shenzhen Silver Basis Technology Co. Ltd. Class A	355,546	284
	Zhejiang Orient Gene Biotech Co. Ltd. Class A	33,304	284
*	Rianlon Corp. Class A	48,600	284
	Ningbo Yunsheng Co. Ltd. Class A (XSHG)	232,740	283
	Yabao Pharmaceutical Group Co. Ltd. Class A (XSHG)	270,400	281
*	Shandong Dongyue Organosilicon Material Co. Ltd. Class A (XSHE)	187,500	281
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A (XSSC)	195,598	280
	Beijing Capital Development Co. Ltd. Class A (XSHG)	428,652	277
*	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	353,100	276
*	Sundy Land Investment Co. Ltd. Class A	1,281,700	276
	COSCO SHIPPING Development Co. Ltd. Class A (XSSC)	730,576	275
*	Ningbo David Medical Device Co. Ltd. Class A (XSHE)	94,800	273
	Bestsun Energy Co. Ltd. Class A (XSSC)	436,100	270
*,3	Colour Life Services Group Co. Ltd.	3,390,570	268
*	China High Speed Railway Technology Co. Ltd. Class A (XSHE)	782,197	268
*	Shenzhen Hongtao Group Co. Ltd. Class A	1,043,260	268
*	Jinke Properties Group Co. Ltd. Class A	1,338,788	267
*	Beijing Philisense Technology Co. Ltd. Class A	492,033	265
*	Sou Yu Te Group Co. Ltd. Class A	2,415,182	265
*	China Fortune Land Development Co. Ltd. Class A (XSHG)	824,578	263
		Shares	Market Value• ($000)
	Camel Group Co. Ltd. Class A (XSHG)	190,580	263
	StarPower Semiconductor Ltd. Class A	7,500	263
*	Henan Zhongfu Industry Co. Ltd. Class A	549,900	261
*	Macrolink Culturaltainment Development Co. Ltd. Class A (XSHE)	1,056,632	259
	Beijing Teamsun Technology Co. Ltd. Class A (XSHG)	271,420	259
*	LingNan Eco&Culture-Tourism Co. Ltd. Class A (XSEC)	521,400	257
*	Ligeance Aerospace Technology Co. Ltd. Class A (XSEC)	262,000	257
	Xinyu Iron & Steel Co. Ltd. Class A	443,400	255
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	540,800	255
*	Jiangsu Yueda Investment Co. Ltd. Class A (XSHG)	417,600	254
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	515,756	249
	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A (XSHG)	441,600	249
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	250,600	247
*	Greattown Holdings Ltd. Class A	546,421	246
	Hangzhou Zhongheng Electric Co. Ltd. Class A (XSEC)	225,600	244
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	40,800	243
	Xiamen International Airport Co. Ltd. Class A (XSSC)	84,970	239
	Beijing Bashi Media Co. Ltd. Class A (XSHG)	362,236	238
*	Shenzhen Aisidi Co. Ltd. Class A	188,800	237
	CSG Holding Co. Ltd. Class A	249,200	237
	Shanghai Pudong Construction Co. Ltd. Class A (XSHG)	227,783	235
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	237,600	233
	Xinyangfeng Agricultural Technology Co. Ltd. Class A	139,800	229
	Red Star Macalline Group Corp. Ltd. Class A	305,030	229
	Canny Elevator Co. Ltd. Class A	185,877	229
	Lucky Film Co. Class A (XSSC)	219,191	229
	Realcan Pharmaceutical Group Co. Ltd. Class A	420,100	228
*	Zhejiang Wanliyang Co. Ltd. Class A	186,300	228
	Sichuan EM Technology Co. Ltd. Class A (XSSC)	127,140	227
	Shanghai New Huang Pu Industrial Group Co. Ltd. Class A (XSSC)	294,716	226
	Guangdong Golden Dragon Development Inc. Class A	114,600	225
*	Chongqing Dima Industry Co. Ltd. Class A (XSHG)	868,700	225
	TangShan Port Group Co. Ltd. Class A (XSHG)	391,248	223
	Huaren Pharmaceutical Co. Ltd. Class A (XSHE)	363,900	220
	China Harzone Industry Corp. Ltd. Class A (XSHE)	192,543	220
*	Jiangsu Phoenix Property Investment Co. Ltd. Class A (XSHG)	409,000	219
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSHG)	613,100	218
	Black Peony Group Co. Ltd. Class A (XSHG)	225,400	218
	Chengtun Mining Group Co. Ltd. Class A (XSHG)	286,400	217
	Sansure Biotech Inc. Class A	80,076	217
*	Tongding Interconnection Information Co. Ltd. Class A	268,000	216
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A (XSHE)	324,720	216
	YGSOFT Inc. Class A	173,738	213
	Wolong Real Estate Group Co. Ltd. Class A (XSHG)	280,100	213
	Truking Technology Ltd. Class A	92,500	210
	Hangxiao Steel Structure Co. Ltd. Class A	324,200	208
	Shanghai Shenda Co. Ltd. Class A (XSSC)	427,300	208

38

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A (XSSC)	106,168	206
*	Guizhou Yibai Pharmaceutical Co. Ltd. Class A (XSSC)	237,100	206
	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A (XSSC)	291,225	206
	Changzhou Tronly New Electronic Materials Co. Ltd. Class A (XSHE)	164,114	204
	Long Yuan Construction Group Co. Ltd. Class A (XSHG)	281,700	203
	Shanghai Bright Power Semiconductor Co. Ltd. Class A	9,837	203
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A (XSHE)	833,200	202
	Guangdong Anjubao Digital Technology Co. Ltd. Class A	298,900	202
	Longshine Technology Group Co. Ltd. Class A	58,000	201
*	Chongqing Dima Industry Co. Ltd. Class A	778,307	201
	Jiangsu Gian Technology Co. Ltd. Class A	55,008	199
*	RiseSun Real Estate Development Co. Ltd. Class A	855,744	197
	Jiangsu Yoke Technology Co. Ltd. Class A	20,100	197
	Changshu Fengfan Power Equipment Co. Ltd. Class A (XSHG)	263,500	196
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	109,800	196
	GoodWe Technologies Co. Ltd. Class A	5,199	196
	Wuxi Taiji Industry Co. Ltd. Class A (XSHG)	204,420	195
	Lingyun Industrial Corp. Ltd. Class A (XSHG)	178,724	194
	Nanjing Xinjiekou Department Store Co. Ltd. Class A (XSHG)	162,400	192
	YongXing Special Materials Technology Co. Ltd. Class A	20,670	191
*	Hytera Communications Corp. Ltd. Class A	219,500	190
*	Grandjoy Holdings Group Co. Ltd. Class A	359,500	190
	Shanghai Industrial Development Co. Ltd. Class A (XSHG)	357,890	185
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A (XSEC)	293,600	183
	Huaxi Securities Co. Ltd. Class A	142,200	182
*	Jiangsu Etern Co. Ltd. Class A (XSSC)	195,000	181
	Sansure Biotech Inc. Class A (XSHG)	66,779	181
	Jiangsu Huahong Technology Stock Co. Ltd. Class A (XSHE)	96,100	179
	Chongqing Brewery Co. Ltd. Class A (XSSC)	11,800	178
	Longmaster Information & Technology Co. Ltd. Class A (XSHE)	82,600	177
*	Macrolink Culturaltainment Development Co. Ltd. Class A (XSEC)	718,242	176
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	187,500	175
	Deluxe Family Co. Ltd. Class A (XSSC)	437,436	170
	Jenkem Technology Co. Ltd. Class A	9,368	170
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A (XSHG)	217,600	168
*	Shanghai Jiao Yun Co. Ltd. Class A (XSHG)	293,500	168
	Sichuan Expressway Co. Ltd. Class A (XSHG)	284,100	168
*	Kunshan Kersen Science & Technology Co. Ltd. Class A (XSHG)	177,968	168
	Avary Holding Shenzhen Co. Ltd. Class A	43,500	164
*	Shandong Minhe Animal Husbandry Co. Ltd. Class A (XSEC)	58,900	163
	Zhejiang Hangmin Co. Ltd. Class A (XSSC)	141,939	162
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	119,859	162
	CECEP Wind-Power Corp. Class A (XSHG)	293,540	162
	China Kings Resources Group Co. Ltd. Class A (XSHG)	31,300	162
	Guangxi LiuYao Group Co. Ltd. Class A (XSSC)	46,620	161
*	Baosheng Science & Technology Innovation Co. Ltd. Class A (XSHG)	226,569	160
		Shares	Market Value• ($000)
	Foshan Electrical & Lighting Co. Ltd. Class A	211,200	160
	Shenzhen Tellus Holding Co. Ltd. Class A (XSEC)	64,297	159
	Shanghai Foreign Service Holding Group Co. Ltd. Class A (XSSC)	168,000	158
	Yantai Eddie Precision Machinery Co. Ltd. Class A	63,560	156
	Goldenmax International Group Ltd. Class A	123,800	152
*	Hainan Mining Co. Ltd. Class A (XSSC)	153,262	152
*	Minmetals Development Co. Ltd. Class A (XSSC)	104,800	151
*	263 Network Communications Co. Ltd. Class A	194,200	148
	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	23,100	148
*	Huabao Flavours & Fragrances Co. Ltd. Class A	42,321	147
*	Innuovo Technology Co. Ltd. Class A	158,700	147
	China Great Wall Securities Co. Ltd. Class A	115,600	146
	Guangzhou Shangpin Home Collection Co. Ltd. Class A	46,662	144
	Changzhou Qianhong Biopharma Co. Ltd. Class A (XSEC)	171,350	144
	Hainan Poly Pharm Co. Ltd. Class A	46,824	143
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A (XSHE)	291,100	143
	Guangxi Guidong Electric Power Co. Ltd. Class A (XSSC)	321,240	141
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A (XSHG)	93,600	140
	PCI Technology Group Co. Ltd. Class A	135,900	138
*	Gem-Year Industrial Co. Ltd. Class A (XSHG)	196,000	136
	Hunan Aihua Group Co. Ltd. Class A	42,200	135
*	Zhejiang NetSun Co. Ltd. Class A (XSHE)	45,000	134
*	Hybio Pharmaceutical Co. Ltd. Class A (XSHE)	80,700	134
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A (XSEC)	98,000	133
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A (XSHG)	448,520	133
	Jinzhou Port Co. Ltd. Class A	267,100	132
	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A (XSEC)	49,700	131
	Guangdong Tapai Group Co. Ltd. Class A	110,900	130
*	Nantong Jianghai Capacitor Co. Ltd. Class A	44,660	130
	Eastern Communications Co. Ltd. Class B	290,300	128
	Sumavision Technologies Co. Ltd. Class A	135,700	128
	Tongyu Communication Inc. Class A (XSEC)	55,500	128
	China Enterprise Co. Ltd. Class A (XSSC)	325,000	128
*	Fuan Pharmaceutical Group Co. Ltd. Class A (XSEC)	206,900	128
	Shenzhen Heungkong Holding Co. Ltd. Class A (XSHG)	454,350	127
*	Jointo Energy Investment Co. Ltd. Hebei Class A	145,900	126
*	Shunfa Hengye Corp. Class A (XSEC)	271,120	126
	Shenzhen Desay Battery Technology Co. Class A	23,345	125
	Bright Real Estate Group Co. Ltd. Class A (XSHG)	388,531	125
	Huafu Fashion Co. Ltd. Class A	278,500	124
	C&S Paper Co. Ltd. Class A	72,800	124
	Shenzhen Sunlord Electronics Co. Ltd. Class A	38,500	123
	Jiangsu Lopal Tech Co. Ltd. Class A	43,800	122
	Kailuan Energy Chemical Co. Ltd. Class A (XSSC)	121,600	121
*	Berry Genomics Co. Ltd. Class A	65,305	120
	CGN Nuclear Technology Development Co. Ltd. Class A	108,598	120
*	Beijing Jingneng Power Co. Ltd. Class A (XSHG)	252,800	120
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A (XSHG)	89,440	120

39

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	29,000	119
*,3	Sichuan Languang Development Co. Ltd. Class A (XSHG)	1,707,860	119
*	Imeik Technology Development Co. Ltd. Class A	1,500	118
	Shanghai Industrial Urban Development Group Ltd.	1,891,236	117
	JL Mag Rare-Earth Co. Ltd. Class A	29,120	117
*	Polaris Bay Group Co. Ltd. Class A (XSSC)	118,400	117
	Guangdong Ellington Electronics Technology Co. Ltd. Class A (XSHG)	101,000	112
*	Hainan Ruize New Building Material Co. Ltd. Class A (XSEC)	219,000	111
*	China Reform Health Management & Services Group Co. Ltd. Class A (XSEC)	70,600	110
*	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A (XSEC)	207,400	106
	China Bester Group Telecom Co. Ltd. Class A (XSSC)	52,000	106
*	Huayuan Property Co. Ltd. Class A (XSHG)	440,570	105
*	Fujian Aonong Biological Technology Group Inc. Ltd. Class A (XSSC)	72,280	103
	CanSino Biologics Inc. Class A (XSHG)	6,884	100
	Neway Valve Suzhou Co. Ltd. Class A (XSSC)	48,721	99
	Jiangsu Huaxicun Co. Ltd. Class A	95,200	97
*	Blue Sail Medical Co. Ltd. Class A	87,564	96
*	Oceanwide Holdings Co. Ltd. Class A	767,000	95
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A (XSEC)	393,700	95
*	HyUnion Holding Co. Ltd. Class A	87,800	94
	Zhejiang Yasha Decoration Co. Ltd. Class A	138,500	92
	Anhui Kouzi Distillery Co. Ltd. Class A (XSHG)	10,400	90
*	Huayi Brothers Media Corp. Class A (XSEC)	195,302	87
	Shanghai New World Co. Ltd. Class A (XSSC)	80,500	85
	COFCO Capital Holdings Co. Ltd. Class A	78,200	84
	Infore Environment Technology Group Co. Ltd. Class A	105,300	81
	Enjoyor Technology Co. Ltd. Class A (XSHE)	56,200	77
	Vatti Corp. Ltd. Class A	73,700	76
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	67,400	75
*	Xiwang Foodstuffs Co. Ltd. Class A (XSEC)	106,164	74
*	Wuhan P&S Information Technology Co. Ltd. Class A	105,700	72
	Toly Bread Co. Ltd. Class A	42,571	71
	Better Life Commercial Chain Share Co. Ltd. Class A	94,200	70
	Beijing North Star Co. Ltd. Class A (XSHG)	247,700	70
*	HPGC Renmintongtai Pharmaceutical Corp. Class A (XSSC)	69,000	70
	Guangdong Dowstone Technology Co. Ltd. Class A (XSHE)	36,700	70
	Goldcard Smart Group Co. Ltd. (XSEC)	35,510	69
*	YanTai Shuangta Food Co. Ltd. Class A	90,500	69
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A (XSSC)	67,400	67
	Changzheng Engineering Co. Ltd. Class A (XSSC)	30,316	65
	Guangdong Shirongzhaoye Co. Ltd. Class A (XSEC)	70,056	64
	Jiangling Motors Corp. Ltd. Class A	31,900	63
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A	34,100	62
	Wenfeng Great World Chain Development Corp. Class A (XSSC)	163,313	57
*	Beijing VRV Software Corp. Ltd. Class A	73,500	55
	Fulongma Group Co. Ltd. Class A	34,300	49
*	Cheng De Lolo Co. Ltd. Class A	36,020	47
*	Shenzhen Anche Technologies Co. Ltd. Class A	18,400	47
	Ningbo Deye Technology Co. Ltd. Class A	1,260	46
*	Luoniushan Co. Ltd. Class A	40,200	43
		Shares	Market Value• ($000)
*	Shenzhen Center Power Tech Co. Ltd. Class A	17,600	43
	Shenzhen Das Intellitech Co. Ltd. Class A	71,600	40
	Shang Gong Group Co. Ltd. Class B	116,130	39
	Zhejiang Meida Industrial Co. Ltd. Class A	24,400	39
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	13,520	36
*,3	Sichuan Languang Development Co. Ltd. Class A	484,272	34
	Bengang Steel Plates Co. Ltd. Class B	117,811	30
	Shanghai Haixin Group Co. Class A	32,500	30
	Guangzhou Holike Creative Home Co. Ltd. Class A (XSSC)	14,800	22
	China Energy Engineering Corp. Ltd. Class H	126,000	19
	China International Marine Containers Group Co. Ltd. Class A (XSEC)	17,250	17
*	Shanghai Fudan Forward S & T Co. Ltd. Class A (XSSC)	10,910	9
*	Hengdian Entertainment Co. Ltd. Class A (XSSC)	722	2
*,2,3	Midas Holdings Ltd.	202,000	—
*,3	Fantasia Holdings Group Co. Ltd.	6,583,520	—
*,1,3	Tianhe Chemicals Group Ltd.	57,304,542	—
*,3	China Huishan Dairy Holdings Co. Ltd.	70,679,103	—
*,3	China Fiber Optic Network System Group Ltd.	17,564,000	—
*,3	Shenwu Environmental Technology Co. Ltd.	616,265	—
*,3	Hua Han Health Industry Holdings Ltd.	13,993,028	—
*,3	China Huiyuan Juice Group Ltd.	9,298,137	—
*,3	CT Environmental Group Ltd.	38,490,600	—
*,3	Kangmei Pharmaceutical Co. Ltd.	676,212	—
*,3	China Zhongwang Holdings Ltd.	19,211,219	—
*	Xinyi Energy Holdings Ltd. Rights Exp. 5/23/23	2,320,600	—
*,3	Far East Horizon Ltd. Rights Exp. 12/31/23	162,950	—
			32,517,069
Colombia (0.1%)
	Bancolombia SA ADR	1,605,895	39,344
	Interconexion Electrica SA ESP	6,159,255	23,861
	Ecopetrol SA	43,961,433	21,410
	Bancolombia SA	2,784,895	21,340
[2]	Ecopetrol SA ADR	1,086,590	10,562
	Bancolombia SA Preference Shares	1,283,917	7,953
	Grupo Aval Acciones y Valores SA Preference Shares	52,905,891	6,622
	Banco Davivienda SA Preference Shares	1,228,817	5,519
	Grupo de Inversiones Suramericana SA Preference Shares	1,167,879	2,883
	Grupo Aval Acciones y Valores SA ADR	256,312	628
	BAC Holding International Corp.	9,442,454	456
			140,578
Czech Republic (0.2%)
	CEZ A/S	2,229,768	119,707
	Komercni Banka A/S	1,061,013	34,258
[1]	Moneta Money Bank A/S	4,661,198	17,091
	Philip Morris CR A/S	6,097	5,044
[2]	Colt CZ Group SE	32,709	892
			176,992
Egypt (0.1%)
	Commercial International Bank Egypt SAE	31,250,040	54,190
	Egypt Kuwait Holding Co. SAE	8,289,310	11,785
*	Egyptian Financial Group-Hermes Holding Co.	14,561,726	8,649
	Eastern Co. SAE	13,712,078	7,745
*	Fawry for Banking & Payment Technology Services SAE	35,636,374	6,908
*	ElSewedy Electric Co.	10,308,046	6,121
	Talaat Moustafa Group	14,061,132	4,354
	Telecom Egypt Co.	4,679,438	3,729
*	Medinet Nasr Housing	14,230,342	1,673
			105,154

40

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
Greece (0.5%)
*	Eurobank Ergasias Services & Holdings SA	35,949,191	50,830
	OPAP SA	2,628,786	44,828
	Hellenic Telecommunications Organization SA	3,048,630	44,546
	Mytilineos SA	1,470,335	42,658
*	National Bank of Greece SA	7,698,916	40,290
*	Alpha Services & Holdings SA	29,769,681	37,320
	JUMBO SA	1,559,886	35,939
*	Public Power Corp. SA	2,960,948	25,552
*	Piraeus Financial Holdings SA	8,583,063	20,304
	Motor Oil Hellas Corinth Refineries SA	748,688	17,844
	Terna Energy SA	707,213	15,677
*	GEK Terna Holding Real Estate Construction SA	771,604	10,556
	Helleniq Energy Holdings SA	758,665	6,024
*	Titan Cement International SA	355,976	5,880
*	LAMDA Development SA	949,434	5,865
	Viohalco SA	838,041	4,592
	Autohellas Tourist & Trading SA	274,468	3,876
*	Aegean Airlines SA	437,310	3,755
	Athens Water Supply & Sewage Co. SA	523,607	3,639
	Hellenic Exchanges - Athens Stock Exchange SA	817,635	3,616
	Sarantis SA	436,033	3,449
	Holding Co. ADMIE IPTO SA	1,577,580	3,065
	Fourlis Holdings SA	595,885	2,630
*	Ellaktor SA	1,174,012	2,558
	Quest Holdings SA	370,977	2,022
*,3	FF Group	397,542	—
			437,315
Hong Kong (0.0%)
*,3	Real Nutriceutical Group Ltd.	1,315,000	34
*,3	Tech Pro Technology Development Ltd.	122,060,000	—
*,3	SMI Holdings Group Ltd.	18,314,748	—
*	Super Hi International Holding Ltd.	1	—
			34
Hungary (0.2%)
	OTP Bank Nyrt.	3,228,825	98,392
	Richter Gedeon Nyrt.	1,962,289	47,394
	MOL Hungarian Oil & Gas plc	5,019,417	40,704
*	Magyar Telekom Telecommunications plc	4,964,780	6,248
*	Opus Global Nyrt.	825,170	290
			193,028
Iceland (0.1%)
	Marel HF	7,640,674	32,931
[1]	Arion Banki HF	20,204,742	21,222
	Islandsbanki HF	16,081,840	14,688
	Kvika banki hf	50,883,305	6,829
	Hagar hf	13,161,959	6,500
	Eimskipafelag Islands hf	1,469,173	6,190
	Festi hf	3,861,940	5,602
*	Icelandair Group HF	365,537,446	5,310
	Reitir fasteignafelag hf	8,314,761	5,155
	Siminn HF	38,998,334	3,333
	Sjova-Almennar Tryggingar hf	9,287,631	2,429
	Vatryggingafelag Islands Hf	17,617,136	2,363
*	Olgerdin Egill Skallagrims HF	14,751,034	1,402
			113,954
India (16.6%)
	Reliance Industries Ltd.	45,168,524	1,341,377
	Housing Development Finance Corp. Ltd.	24,345,799	829,507
	Infosys Ltd.	49,123,446	757,934
	Tata Consultancy Services Ltd.	14,175,888	560,468
	Hindustan Unilever Ltd.	12,288,973	369,894
	Axis Bank Ltd.	31,601,155	333,579
	Bharti Airtel Ltd. (XNSE)	32,958,888	322,646
	Larsen & Toubro Ltd.	9,624,532	279,039
		Shares	Market Value• ($000)
	Bajaj Finance Ltd.	3,284,671	253,357
	ICICI Bank Ltd.	21,776,183	245,659
	Asian Paints Ltd.	6,307,197	224,463
	ITC Ltd.	41,318,836	215,468
	HCL Technologies Ltd.	15,146,979	198,032
	Maruti Suzuki India Ltd.	1,853,454	195,208
	Mahindra & Mahindra Ltd.	12,865,010	193,562
	Titan Co. Ltd.	5,819,414	188,545
	Sun Pharmaceutical Industries Ltd.	15,165,690	183,446
	Tata Steel Ltd.	113,643,248	150,665
	UltraTech Cement Ltd.	1,595,164	147,671
	State Bank of India	20,436,308	145,127
	NTPC Ltd.	63,679,143	134,310
	Nestle India Ltd.	502,509	133,868
	Power Grid Corp. of India Ltd.	43,924,052	127,723
	JSW Steel Ltd.	14,006,464	124,623
*	Tata Motors Ltd.	19,805,533	118,169
	Grasim Industries Ltd.	5,350,596	112,837
	Tech Mahindra Ltd.	8,462,573	106,486
	Hindalco Industries Ltd.	19,701,574	105,708
	Oil & Natural Gas Corp. Ltd.	51,180,494	99,815
	Adani Ports & Special Economic Zone Ltd.	11,242,408	93,983
	Britannia Industries Ltd.	1,669,697	93,099
	Adani Enterprises Ltd.	3,779,494	89,354
*,1	Avenue Supermarts Ltd.	2,068,326	89,083
	Bajaj Finserv Ltd.	5,353,108	89,056
[1]	HDFC Life Insurance Co. Ltd.	13,700,806	88,946
[1]	SBI Life Insurance Co. Ltd.	5,873,611	82,063
	Tata Consumer Products Ltd.	8,527,132	79,781
	Cipla Ltd.	7,162,782	79,690
	Coal India Ltd.	27,517,780	78,653
	Eicher Motors Ltd.	1,940,132	78,564
	Apollo Hospitals Enterprise Ltd.	1,395,784	77,264
	Divi's Laboratories Ltd.	1,783,382	71,445
	Dr Reddy's Laboratories Ltd.	1,179,530	71,129
	Wipro Ltd.	14,244,588	67,450
	UPL Ltd.	7,401,277	67,172
[1]	LTIMindtree Ltd.	1,224,585	66,561
*	Adani Green Energy Ltd.	5,573,831	65,068
	Pidilite Industries Ltd.	2,139,415	63,430
	SRF Ltd.	1,988,206	61,957
	Bharat Petroleum Corp. Ltd.	13,903,158	60,853
*	Zomato Ltd.	75,597,233	60,451
	Cholamandalam Investment & Finance Co. Ltd.	5,644,780	60,336
	Bharat Electronics Ltd.	46,479,431	58,865
	Vedanta Ltd.	17,108,032	58,687
*	Max Healthcare Institute Ltd.	10,337,039	58,245
	Hero MotoCorp Ltd.	1,839,018	57,670
	Tata Power Co. Ltd.	23,304,200	57,562
	Indian Oil Corp. Ltd.	57,223,368	57,028
*	Godrej Consumer Products Ltd.	5,111,646	56,799
	Shree Cement Ltd.	188,330	56,153
	Shriram Finance Ltd.	3,291,945	53,801
	Siemens Ltd.	1,259,403	53,231
*	Yes Bank Ltd.	274,279,294	52,786
	Dabur India Ltd.	8,077,294	52,719
	Bajaj Auto Ltd.	965,422	52,399
	Havells India Ltd.	3,381,169	51,003
*	Tata Motors Ltd. Class A	16,637,869	50,825
	Varun Beverages Ltd.	2,847,155	50,462
	Info Edge India Ltd.	1,063,917	49,365
	Indian Hotels Co. Ltd. Class A	11,639,387	48,412
	GAIL India Ltd.	36,190,413	47,570
	Hindustan Aeronautics Ltd.	1,311,677	46,973
*	Ambuja Cements Ltd.	9,588,932	46,629
	DLF Ltd.	8,662,069	45,309
	Adani Total Gas Ltd.	3,869,388	44,837

41

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Adani Transmission Ltd.	3,543,410	44,693
	Marico Ltd.	7,329,261	44,574
[1]	ICICI Lombard General Insurance Co. Ltd.	3,364,809	44,480
	Tube Investments of India Ltd.	1,364,866	43,303
	PI Industries Ltd.	1,039,020	43,093
	Trent Ltd.	2,565,471	43,005
*,1	InterGlobe Aviation Ltd.	1,687,281	41,807
	MRF Ltd.	38,280	41,735
	TVS Motor Co. Ltd.	2,986,438	41,689
	Page Industries Ltd.	81,905	40,463
	Persistent Systems Ltd.	689,491	40,168
	Tata Elxsi Ltd.	481,464	39,288
	Jindal Steel & Power Ltd.	5,486,925	39,261
*	United Spirits Ltd.	4,114,131	39,221
	SBI Cards & Payment Services Ltd.	4,068,784	38,508
*	Adani Power Ltd.	13,531,404	37,319
[1]	AU Small Finance Bank Ltd.	4,566,626	37,224
	Cummins India Ltd.	1,922,217	37,121
	CG Power & Industrial Solutions Ltd.	9,756,789	36,952
	Colgate-Palmolive India Ltd.	1,884,426	36,797
	Federal Bank Ltd.	21,992,916	36,431
	Ashok Leyland Ltd.	20,176,732	36,140
*	PB Fintech Ltd.	4,854,922	35,764
	Bharat Forge Ltd.	3,537,695	34,750
	Embassy Office Parks REIT	8,508,695	34,302
	APL Apollo Tubes Ltd.	2,323,028	34,034
	Bank of Baroda	14,527,772	33,508
*	Delhivery Ltd.	7,244,849	33,244
	Power Finance Corp. Ltd.	15,842,745	32,994
*	IDFC First Bank Ltd.	42,989,580	32,454
	Dr Reddy's Laboratories Ltd. ADR	527,054	31,866
	Indian Railway Catering & Tourism Corp. Ltd.	4,196,138	31,809
	Bajaj Holdings & Investment Ltd.	377,245	31,654
	ABB India Ltd.	754,943	31,621
	Voltas Ltd.	3,215,864	31,510
	State Bank of India GDR	441,154	31,109
*,1	Bandhan Bank Ltd.	10,984,824	30,934
	Supreme Industries Ltd.	913,876	30,451
	Petronet LNG Ltd.	10,466,135	30,399
	Coforge Ltd.	584,054	30,044
	Indraprastha Gas Ltd.	4,908,262	29,811
	Astral Ltd.	1,677,461	29,791
	Lupin Ltd.	3,384,221	29,409
	Container Corp. of India Ltd.	3,874,607	29,051
	Navin Fluorine International Ltd.	488,559	29,030
	Bosch Ltd.	121,540	28,848
[1]	Sona Blw Precision Forgings Ltd.	4,888,194	28,785
	Balkrishna Industries Ltd.	1,118,806	28,574
[1]	ICICI Prudential Life Insurance Co. Ltd.	5,353,255	28,526
	Aurobindo Pharma Ltd.	3,772,915	28,521
	Dalmia Bharat Ltd.	1,156,036	28,287
	Zee Entertainment Enterprises Ltd.	11,646,265	28,108
	Jubilant Foodworks Ltd.	5,083,341	27,879
	REC Ltd.	17,192,452	27,858
*	FSN E-Commerce Ventures Ltd.	18,490,379	27,826
	Kotak Mahindra Bank Ltd.	1,157,080	27,539
	Torrent Pharmaceuticals Ltd.	1,350,900	27,349
	Hindustan Petroleum Corp. Ltd.	8,861,202	27,258
	Mphasis Ltd.	1,219,527	27,207
	Samvardhana Motherson International Ltd.	29,981,453	27,005
	Tata Chemicals Ltd.	2,296,147	26,821
*	Max Financial Services Ltd.	3,404,622	26,678
	Mahindra & Mahindra Financial Services Ltd.	8,293,934	26,379
	Crompton Greaves Consumer Electricals Ltd.	8,404,388	26,246
	KPIT Technologies Ltd.	2,290,743	25,816
*	ACC Ltd.	1,193,800	25,802
	Berger Paints India Ltd.	3,392,990	25,390
		Shares	Market Value• ($000)
	Polycab India Ltd.	638,197	25,086
	Tata Communications Ltd.	1,608,308	25,043
	Deepak Nitrite Ltd.	1,052,197	24,359
	IIFL Finance Ltd.	4,045,304	23,828
	Indus Towers Ltd.	12,089,097	22,971
	Zydus Lifesciences Ltd.	3,597,420	22,909
	Apollo Tyres Ltd.	5,178,675	22,021
*	Fortis Healthcare Ltd.	6,862,406	21,918
	Gujarat Fluorochemicals Ltd.	507,528	21,053
	Torrent Power Ltd.	3,083,895	20,839
	Steel Authority of India Ltd.	20,413,375	20,744
	Carborundum Universal Ltd.	1,567,347	20,689
	NMDC Ltd.	15,388,891	20,489
[1]	HDFC Asset Management Co. Ltd.	936,226	20,237
*	Godrej Properties Ltd.	1,252,306	20,226
	IDFC Ltd.	18,365,904	19,799
	Canara Bank	5,022,371	19,598
	Schaeffler India Ltd.	573,868	19,519
	Atul Ltd.	231,279	19,465
	LIC Housing Finance Ltd.	4,600,647	19,419
	Sundram Fasteners Ltd.	1,502,022	19,233
*	GMR Airports Infrastructure Ltd.	34,230,991	19,161
[1]	Laurus Labs Ltd.	5,064,494	19,084
	Muthoot Finance Ltd.	1,510,072	18,884
	Oberoi Realty Ltd.	1,670,521	18,750
	Aarti Industries Ltd.	2,667,719	18,394
	AIA Engineering Ltd.	550,871	18,346
	Biocon Ltd.	6,434,796	18,328
	Phoenix Mills Ltd.	1,020,990	18,090
	Dixon Technologies India Ltd.	501,802	17,956
	United Breweries Ltd.	989,713	17,942
	KEI Industries Ltd.	767,972	17,867
	Coromandel International Ltd.	1,544,657	17,834
	Bharat Heavy Electricals Ltd.	18,365,821	17,672
*,1	Macrotech Developers Ltd.	1,545,960	17,613
	NHPC Ltd.	31,924,657	17,333
[1]	L&T Technology Services Ltd.	369,542	17,165
	Cyient Ltd.	1,184,803	17,134
	JSW Energy Ltd.	5,324,920	17,041
*	PVR Ltd.	949,167	17,031
	JK Cement Ltd.	458,890	16,846
	Elgi Equipments Ltd.	2,936,712	16,747
	Ipca Laboratories Ltd.	1,885,754	16,393
	SKF India Ltd.	321,216	16,389
	Gujarat Gas Ltd.	2,800,297	16,080
	Ramco Cements Ltd.	1,781,229	16,074
	Wipro Ltd. ADR	3,406,938	16,013
	Piramal Enterprises Ltd.	1,744,843	15,767
*	One 97 Communications Ltd.	1,963,745	15,746
	Jindal Stainless Ltd.	4,547,411	15,743
*	Exide Industries Ltd.	6,529,393	15,673
	Kajaria Ceramics Ltd.	1,167,662	15,658
	Radico Khaitan Ltd.	1,133,208	15,643
	Motherson Sumi Wiring India Ltd.	23,695,919	15,620
	Bata India Ltd.	862,975	15,594
	Blue Star Ltd.	848,341	15,373
	Grindwell Norton Ltd.	656,544	15,288
*	Star Health & Allied Insurance Co. Ltd.	2,108,342	15,277
	UNO Minda Ltd.	2,378,616	15,197
	Redington Ltd.	7,152,441	14,788
	Alkem Laboratories Ltd.	342,763	14,731
	Linde India Ltd.	300,720	14,689
*	Aditya Birla Fashion & Retail Ltd.	5,362,553	14,641
	Thermax Ltd.	521,596	14,613
	Glenmark Pharmaceuticals Ltd.	2,100,101	14,494
	Union Bank of India Ltd.	15,442,120	14,386
	Solar Industries India Ltd.	304,798	14,280

42

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Oil India Ltd.	4,557,681	14,248
	L&T Finance Holdings Ltd.	12,452,237	14,150
	Oracle Financial Services Software Ltd.	319,663	13,960
	Emami Ltd.	2,978,136	13,673
	Sonata Software Ltd.	1,303,538	13,662
	Gujarat State Petronet Ltd.	3,904,565	13,634
*	Aditya Birla Capital Ltd.	6,577,605	13,499
	Honeywell Automation India Ltd.	30,649	13,366
	Amara Raja Batteries Ltd.	1,807,770	13,319
	Rajesh Exports Ltd.	1,937,105	13,234
[1]	Syngene International Ltd.	1,590,339	13,195
	National Aluminium Co. Ltd.	12,755,446	12,993
	Computer Age Management Services Ltd.	498,118	12,591
	Hindustan Zinc Ltd.	3,253,777	12,536
	Timken India Ltd.	337,376	12,326
	JB Chemicals & Pharmaceuticals Ltd.	471,215	12,286
*,1	RBL Bank Ltd.	6,141,386	12,206
	Manappuram Finance Ltd.	7,515,110	11,965
[1]	Indian Energy Exchange Ltd.	6,134,434	11,784
[1]	Dr Lal PathLabs Ltd.	490,841	11,760
	Great Eastern Shipping Co. Ltd.	1,409,777	11,713
	Poonawalla Fincorp Ltd.	2,906,649	11,535
*	Suzlon Energy Ltd.	111,145,211	11,338
	Finolex Cables Ltd.	1,025,587	11,251
*	Adani Wilmar Ltd.	2,190,530	11,085
	Escorts Kubota Ltd.	454,370	11,033
*,1	Aster DM Healthcare Ltd.	3,623,467	10,963
	Indian Bank	2,766,485	10,947
	3M India Ltd.	39,449	10,890
*,1	Equitas Small Finance Bank Ltd.	12,749,987	10,802
	360 ONE WAM Ltd.	2,087,752	10,741
	IRB Infrastructure Developers Ltd.	31,820,110	10,697
	Brigade Enterprises Ltd.	1,721,088	10,585
	Lakshmi Machine Works Ltd.	80,394	10,517
	Castrol India Ltd.	7,157,643	10,503
	Ratnamani Metals & Tubes Ltd.	398,054	10,473
	Relaxo Footwears Ltd.	1,006,743	10,400
	Pfizer Ltd.	226,445	10,396
	Bank of India	9,901,288	10,208
	CRISIL Ltd.	230,082	10,145
	Cholamandalam Financial Holdings Ltd.	1,366,734	10,143
	Mahanagar Gas Ltd.	804,150	9,934
	Angel One Ltd.	655,635	9,921
	NCC Ltd.	6,735,003	9,905
*	EIH Ltd.	4,265,232	9,872
	Can Fin Homes Ltd.	1,301,998	9,847
[1]	Indian Railway Finance Corp. Ltd.	25,292,550	9,839
	Punjab National Bank	15,266,822	9,794
	Raymond Ltd.	499,546	9,762
*	Vodafone Idea Ltd.	113,345,822	9,660
	Narayana Hrudayalaya Ltd.	1,012,129	9,442
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,300,928	9,383
	KEC International Ltd.	1,648,453	9,264
	UTI Asset Management Co. Ltd.	1,143,356	9,231
	Prestige Estates Projects Ltd.	1,530,339	9,208
*	Devyani International Ltd.	4,618,760	9,151
	GlaxoSmithKline Pharmaceuticals Ltd.	600,827	9,129
	Central Depository Services India Ltd.	737,062	9,098
	Bayer CropScience Ltd.	179,062	9,074
	Vinati Organics Ltd.	369,073	8,948
	City Union Bank Ltd.	5,142,510	8,934
	Sanofi India Ltd.	130,906	8,921
	Aegis Logistics Ltd.	1,840,885	8,839
	Kansai Nerolac Paints Ltd.	1,889,249	8,792
	Natco Pharma Ltd.	1,232,612	8,675
	HFCL Ltd.	10,797,582	8,589
		Shares	Market Value• ($000)
	EID Parry India Ltd.	1,389,926	8,562
	Balrampur Chini Mills Ltd.	1,678,182	8,556
	KPR Mill Ltd.	1,151,870	8,483
	Chambal Fertilisers & Chemicals Ltd.	2,420,458	8,480
	Suven Pharmaceuticals Ltd.	1,433,717	8,280
*	Westlife Foodworld Ltd.	881,235	8,241
*,1	Lemon Tree Hotels Ltd.	7,595,704	8,212
	Finolex Industries Ltd.	3,996,396	8,204
	Ajanta Pharma Ltd.	509,162	8,178
	JK Lakshmi Cement Ltd.	849,264	8,151
	Happiest Minds Technologies Ltd.	803,106	8,124
	Asahi India Glass Ltd.	1,381,904	8,101
	Patanjali Foods Ltd.	695,558	8,042
	Hatsun Agro Product Ltd.	761,499	7,905
*	Mahindra CIE Automotive Ltd.	1,610,299	7,872
	Bajaj Electricals Ltd.	584,646	7,855
	CESC Ltd.	9,009,520	7,565
[1]	IndiaMart InterMesh Ltd.	114,824	7,555
[1]	Endurance Technologies Ltd.	455,977	7,501
	Praj Industries Ltd.	1,717,183	7,488
	Aptus Value Housing Finance India Ltd.	2,542,551	7,478
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	994,466	7,326
*	Aavas Financiers Ltd.	427,808	7,272
	Birlasoft Ltd.	2,161,730	7,258
	Sun TV Network Ltd.	1,367,335	7,237
	VIP Industries Ltd.	993,027	7,228
*,1	Tejas Networks Ltd.	892,259	7,215
	Whirlpool of India Ltd.	443,497	7,188
	Vedant Fashions Ltd.	448,197	6,994
	India Cements Ltd.	3,062,225	6,973
	Granules India Ltd.	1,886,754	6,943
	Intellect Design Arena Ltd.	1,267,012	6,935
[1]	Brookfield India Real Estate Trust	2,051,752	6,924
	DCM Shriram Ltd.	691,720	6,922
*	CreditAccess Grameen Ltd.	581,210	6,868
	Karur Vysya Bank Ltd.	5,714,010	6,867
*	Affle India Ltd.	588,985	6,738
[1]	Mindspace Business Parks REIT	1,720,215	6,678
	V-Guard Industries Ltd.	2,130,172	6,646
	Tanla Platforms Ltd.	799,380	6,642
	Sumitomo Chemical India Ltd.	1,342,393	6,624
[1]	Nippon Life India Asset Management Ltd.	2,247,447	6,558
	Trident Ltd.	17,079,476	6,522
*,1	Krishna Institute of Medical Sciences Ltd.	352,859	6,522
	Poly Medicure Ltd.	542,344	6,501
*	Indiabulls Housing Finance Ltd.	4,850,103	6,412
*	Shree Renuka Sugars Ltd.	10,923,284	6,284
*	Godrej Industries Ltd.	1,137,796	6,270
*	Amber Enterprises India Ltd.	268,335	6,144
*	Kalyan Jewellers India Ltd.	4,836,741	6,098
	KRBL Ltd.	1,253,211	6,082
*	Vardhman Textiles Ltd.	1,548,369	6,034
	BSE Ltd.	938,651	6,024
	Century Textiles & Industries Ltd.	720,405	6,011
*	Reliance Infrastructure Ltd.	3,102,494	6,008
	Edelweiss Financial Services Ltd.	7,417,210	5,990
	Blue Dart Express Ltd.	80,938	5,886
	GHCL Ltd.	989,855	5,881
	Ceat Ltd.	305,539	5,831
*	Nuvoco Vistas Corp. Ltd.	1,437,355	5,819
*	Indiabulls Real Estate Ltd.	6,496,448	5,808
	Triveni Turbine Ltd.	1,294,650	5,804
	Fine Organic Industries Ltd.	105,264	5,711
	Firstsource Solutions Ltd.	3,955,143	5,674
	CCL Products India Ltd.	767,194	5,660
	Zydus Wellnes Ltd.	296,101	5,629
	Clean Science & Technology Ltd.	317,658	5,627

43

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Rain Industries Ltd.	2,812,530	5,603
	KNR Constructions Ltd.	1,897,934	5,587
	Mastek Ltd.	263,321	5,565
	Zensar Technologies Ltd.	1,624,365	5,554
	Jubilant Ingrevia Ltd.	1,066,305	5,512
	PNC Infratech Ltd.	1,580,037	5,497
	Route Mobile Ltd.	350,582	5,470
	Balaji Amines Ltd.	210,887	5,431
	Mahindra Lifespace Developers Ltd.	1,180,355	5,386
*	NIIT Ltd.	1,211,073	5,369
[1]	Metropolis Healthcare Ltd.	349,798	5,365
*	Reliance Power Ltd.	35,672,087	5,349
	Gujarat Pipavav Port Ltd.	3,786,523	5,291
	Century Plyboards India Ltd.	825,497	5,270
	Alkyl Amines Chemicals	181,607	5,258
*	Tata Teleservices Maharashtra Ltd.	6,959,036	5,230
	TTK Prestige Ltd.	581,279	5,211
	Hitachi Energy India Ltd.	128,071	5,191
	eClerx Services Ltd.	312,087	5,187
	Welspun Corp. Ltd.	1,847,989	5,109
	Sterlite Technologies Ltd.	2,576,629	5,069
[1]	ICICI Securities Ltd.	922,560	5,013
	Orient Electric Ltd.	1,819,996	4,963
*	Chemplast Sanmar Ltd.	909,011	4,778
	Welspun India Ltd.	4,420,223	4,746
	GMM Pfaudler Ltd.	260,723	4,730
*	Sheela Foam Ltd.	365,952	4,684
	BASF India Ltd.	158,969	4,621
	JK Paper Ltd.	989,306	4,581
	Procter & Gamble Health Ltd.	79,771	4,545
	Bharat Dynamics Ltd.	365,874	4,513
	Saregama India Ltd.	1,096,302	4,438
	Motilal Oswal Financial Services Ltd.	585,290	4,434
	EPL Ltd.	2,059,740	4,415
*,1	PNB Housing Finance Ltd.	805,946	4,412
	Akzo Nobel India Ltd.	152,844	4,348
	Alembic Pharmaceuticals Ltd.	637,088	4,339
*	Medplus Health Services Ltd.	477,904	4,326
*	IDBI Bank Ltd.	6,435,260	4,320
	Multi Commodity Exchange of India Ltd.	249,227	4,277
[1]	Godrej Agrovet Ltd.	791,625	4,247
	Bombay Burmah Trading Co.	330,138	4,193
[1]	Quess Corp. Ltd.	926,801	4,126
	Jubilant Pharmova Ltd. Class A	1,071,585	4,093
	Birla Corp. Ltd.	363,833	4,088
	NBCC India Ltd.	8,335,179	4,023
*	Restaurant Brands Asia Ltd.	3,206,074	4,019
[1]	New India Assurance Co. Ltd.	3,069,765	3,984
	Kalpataru Power Transmission Ltd.	572,008	3,785
	PTC India Ltd.	3,182,766	3,704
*	Borosil Renewables Ltd.	589,501	3,703
	JM Financial Ltd.	4,955,348	3,688
	Bharti Airtel Ltd.	732,027	3,682
*	Campus Activewear Ltd.	839,676	3,667
*	TeamLease Services Ltd.	138,036	3,596
	V-Mart Retail Ltd.	135,179	3,590
	Sobha Ltd.	637,368	3,585
	Karnataka Bank Ltd.	2,159,488	3,568
	Vaibhav Global Ltd.	921,513	3,565
	Jindal Saw Ltd.	1,754,285	3,519
*	Infibeam Avenues Ltd.	20,670,948	3,479
	Engineers India Ltd.	3,412,427	3,464
	Gateway Distriparks Ltd.	4,393,559	3,431
	Graphite India Ltd.	942,482	3,430
	Rallis India Ltd.	1,467,012	3,405
*	Strides Pharma Science Ltd.	814,234	3,397
	AstraZeneca Pharma India Ltd.	86,982	3,393
		Shares	Market Value• ($000)
*	Jaiprakash Power Ventures Ltd.	45,440,192	3,263
	Galaxy Surfactants Ltd.	104,756	3,188
	Polyplex Corp. Ltd.	191,080	3,185
	Avanti Feeds Ltd.	718,009	3,181
	NOCIL Ltd.	1,200,487	3,134
	HEG Ltd.	210,458	2,879
*	South Indian Bank Ltd.	14,249,877	2,878
	DCB Bank Ltd.	2,196,202	2,859
	Garware Technical Fibres Ltd.	77,055	2,752
	Symphony Ltd.	226,591	2,722
*	Alok Industries Ltd.	17,303,475	2,672
*	Sapphire Foods India Ltd.	181,033	2,658
	Care Ratings Ltd.	324,331	2,538
[1]	General Insurance Corp. of India	1,298,747	2,445
	Bajaj Consumer Care Ltd.	1,222,767	2,369
*	Sun Pharma Advanced Research Co. Ltd.	989,174	2,361
*	PNB Housing Finance Ltd. Rights	432,822	2,358
*	Dhani Services Ltd.	4,913,544	2,317
	Kaveri Seed Co. Ltd.	354,789	2,309
*	TV18 Broadcast Ltd.	6,183,849	2,297
*	Hindustan Construction Co. Ltd.	11,466,715	2,282
	ZF Commercial Vehicle Control Systems India Ltd.	17,911	2,235
*	Mangalore Refinery & Petrochemicals Ltd.	2,789,185	2,198
*	Just Dial Ltd.	260,331	2,157
	Gujarat State Fertilizers & Chemicals Ltd.	1,034,529	2,017
	Rhi Magnesita India Ltd.	253,193	1,993
	Craftsman Automation Ltd.	51,872	1,969
	Cera Sanitaryware Ltd.	23,535	1,799
	Allcargo Logistics Ltd.	517,368	1,731
	Vakrangee Ltd.	8,100,992	1,671
*	IFCI Ltd.	11,789,491	1,642
	Brightcom Group Ltd.	13,995,051	1,609
*	Wockhardt Ltd.	559,562	1,160
[1]	Dilip Buildcon Ltd.	520,988	1,155
*	Allcargo Logistics Ltd. (Registered)	517,368	541
*,3	GHCL Textiles Ltd.	989,855	174
*	TransIndia Realty & Logistics Parks Ltd.	517,368	—
			16,131,404
Indonesia (2.4%)
	Bank Central Asia Tbk. PT	767,028,550	474,677
	Bank Rakyat Indonesia Persero Tbk. PT	957,244,160	333,580
	Bank Mandiri Persero Tbk. PT	605,933,350	214,197
	Telkom Indonesia Persero Tbk. PT	640,211,452	185,436
	Astra International Tbk. PT	281,165,581	129,693
*	GoTo Gojek Tokopedia Tbk. PT Class A	9,814,076,200	70,076
	Bank Negara Indonesia Persero Tbk. PT	104,614,376	67,419
*	Merdeka Copper Gold Tbk. PT	233,902,800	63,097
	Sumber Alfaria Trijaya Tbk. PT	262,368,500	51,879
	United Tractors Tbk. PT	21,001,227	41,458
	Kalbe Farma Tbk. PT	264,778,184	38,336
	Adaro Energy Indonesia Tbk. PT	175,065,179	37,475
	Charoen Pokphand Indonesia Tbk. PT	103,019,623	32,253
	Indofood Sukses Makmur Tbk. PT	62,455,908	27,491
	Unilever Indonesia Tbk. PT	80,608,555	24,211
	Indofood CBP Sukses Makmur Tbk. PT	32,292,547	23,316
	Barito Pacific Tbk. PT	353,091,203	20,135
	Indah Kiat Pulp & Paper Tbk. PT	37,481,368	19,917
	Sarana Menara Nusantara Tbk. PT	279,495,700	19,574
*	Semen Indonesia Persero Tbk. PT	46,784,807	19,029
	Elang Mahkota Teknologi Tbk. PT	393,892,300	19,015
	Aneka Tambang Tbk.	120,723,010	17,367
	Indocement Tunggal Prakarsa Tbk. PT	22,236,101	16,468
	Bukit Asam Tbk. PT	58,132,444	16,441
	Mitra Keluarga Karyasehat Tbk. PT	81,078,400	15,980
	Dayamitra Telekomunikasi Tbk. PT	323,691,800	15,457
	Perusahaan Gas Negara Tbk. PT	150,576,679	14,730

44

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Vale Indonesia Tbk. PT	28,500,647	13,622
	Ciputra Development Tbk. PT	199,409,950	13,530
	Indo Tambangraya Megah Tbk. PT	5,739,280	13,057
	Medikaloka Hermina Tbk. PT	134,151,900	12,945
	AKR Corporindo Tbk. PT	113,939,925	12,610
	Gudang Garam Tbk. PT	6,410,630	12,439
	Pakuwon Jati Tbk. PT	333,759,367	11,071
	BFI Finance Indonesia Tbk. PT	115,408,900	10,843
*	Bumi Serpong Damai Tbk. PT	133,758,601	9,724
*	Mitra Adiperkasa Tbk. PT	103,222,426	9,652
	Avia Avian Tbk. PT	217,876,000	8,915
	Medco Energi Internasional Tbk. PT	128,493,142	8,904
	Mayora Indah Tbk. PT	48,853,900	8,667
	Hanjaya Mandala Sampoerna Tbk. PT	123,349,574	8,544
	Pabrik Kertas Tjiwi Kimia Tbk. PT	17,697,400	8,189
	Tower Bersama Infrastructure Tbk. PT	55,173,488	7,760
	Matahari Department Store Tbk. PT	27,766,967	7,672
	Indosat Tbk. PT	15,840,000	7,570
	XL Axiata Tbk. PT	62,944,808	7,534
	Japfa Comfeed Indonesia Tbk. PT	101,176,400	7,183
	Summarecon Agung Tbk. PT	179,253,808	6,857
*	Jasa Marga Persero Tbk. PT	30,445,604	6,835
	Bank Tabungan Negara Persero Tbk. PT	66,560,556	5,661
*	MNC Digital Entertainment Tbk. PT	20,222,800	5,560
*	Smartfren Telecom Tbk. PT	1,315,671,600	5,301
	Bank Syariah Indonesia Tbk. PT	44,878,690	5,301
*	Bank Neo Commerce Tbk. PT	124,272,905	5,147
	Surya Esa Perkasa Tbk. PT	100,140,400	4,785
	Bank BTPN Syariah Tbk. PT	31,867,700	4,653
	Panin Financial Tbk. PT	219,355,231	4,283
	Bank Pan Indonesia Tbk. PT	53,639,700	4,042
*	Waskita Karya Persero Tbk. PT	255,000,319	3,999
	Surya Citra Media Tbk. PT	308,435,055	3,474
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	35,865,541	3,070
	Ace Hardware Indonesia Tbk. PT	99,097,756	3,046
*	Media Nusantara Citra Tbk. PT	72,254,124	2,911
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	51,737,200	2,786
*	Lippo Karawaci Tbk. PT	429,906,288	2,729
*	Bank Bukopin Tbk. PT	379,082,900	2,665
	Astra Agro Lestari Tbk. PT	4,963,013	2,615
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	37,618,295	2,605
	Timah Tbk. PT	35,634,874	2,473
*	Adhi Karya Persero Tbk. PT	71,519,684	2,128
*	Global Mediacom Tbk. PT	106,920,903	2,030
*	Alam Sutera Realty Tbk. PT	164,634,154	2,001
*	Bank Raya Indonesia Tbk. PT	59,313,593	1,727
	Bank Danamon Indonesia Tbk. PT	8,925,000	1,717
*	Wijaya Karya Persero Tbk. PT	41,029,470	1,696
	Ramayana Lestari Sentosa Tbk. PT	39,045,066	1,625
*	PP Persero Tbk. PT	32,052,095	1,422
*	Krakatau Steel Persero Tbk. PT	51,028,346	989
*,3	Sigmagold Inti Perkasa Tbk. PT	14,934,100	51
*,3	Trada Alam Minera Tbk. PT	487,603,966	—
			2,315,322
Kuwait (1.0%)
	National Bank of Kuwait SAKP	104,751,448	343,900
	Kuwait Finance House KSCP	125,354,685	306,316
	Mobile Telecommunications Co. KSCP	28,631,048	53,355
	Agility Public Warehousing Co. KSC	21,225,279	43,083
	Boubyan Bank KSCP	17,141,888	37,857
	Gulf Bank KSCP	26,545,708	24,438
	Mabanee Co. KPSC	9,207,752	22,950
*	Humansoft Holding Co. KSC	1,330,684	16,959
	National Industries Group Holding SAK	23,775,384	16,873
	Boubyan Petrochemicals Co. KSCP	5,549,961	14,801
		Shares	Market Value• ($000)
	Kuwait Projects Co. Holding KSCP	28,100,829	12,032
	Warba Bank KSCP	13,980,858	10,447
	Burgan Bank SAK	13,101,573	9,263
	Boursa Kuwait Securities Co. KPSC	1,377,051	8,079
	Salhia Real Estate Co. KSCP	4,200,000	6,994
	Kuwait Telecommunications Co.	3,471,730	6,726
	Kuwait International Bank KSCP	8,549,635	5,183
	Jazeera Airways Co. KSCP	712,461	4,188
	Integrated Holding Co. KCSC	2,276,334	2,965
*	National Real Estate Co. KPSC	10,642,973	2,936
*	Alimtiaz Investment Group KSC	13,047,976	2,676
			952,021
Malaysia (1.8%)
	Malayan Banking Bhd.	99,064,872	192,511
	Public Bank Bhd.	198,345,890	173,205
	CIMB Group Holdings Bhd.	92,816,508	105,451
	Tenaga Nasional Bhd.	44,871,251	89,623
	Petronas Chemicals Group Bhd.	39,708,612	63,190
	Press Metal Aluminium Holdings Bhd.	49,364,140	57,202
	Celcomdigi Bhd.	51,153,933	50,521
	Sime Darby Plantation Bhd.	50,212,379	48,329
	IHH Healthcare Bhd.	36,513,455	46,988
	Axiata Group Bhd.	62,740,249	42,156
	MISC Bhd.	24,444,396	40,059
	Hong Leong Bank Bhd.	8,852,172	40,006
	PPB Group Bhd.	9,441,060	34,421
	IOI Corp. Bhd.	39,605,290	34,019
	Genting Bhd.	32,050,624	33,853
	Gamuda Bhd.	31,949,417	29,761
	Petronas Gas Bhd.	7,851,463	29,760
	Dialog Group Bhd.	57,432,560	29,568
	Kuala Lumpur Kepong Bhd.	6,034,792	29,148
	RHB Bank Bhd.	23,060,100	28,365
	Maxis Bhd.	28,026,060	27,686
	Nestle Malaysia Bhd.	866,557	26,334
	Sime Darby Bhd.	49,936,136	24,332
	Genting Malaysia Bhd.	39,652,137	24,150
	AMMB Holdings Bhd.	29,616,345	24,018
	Inari Amertron Bhd.	38,447,300	19,960
	Malaysia Airports Holdings Bhd.	12,604,530	19,949
	QL Resources Bhd.	15,724,630	19,925
	Petronas Dagangan Bhd.	3,654,907	18,573
	Telekom Malaysia Bhd.	16,168,378	18,014
	TIME dotCom Bhd.	13,586,700	16,738
*	Top Glove Corp. Bhd.	72,186,090	15,919
	IJM Corp. Bhd.	43,174,734	15,133
	Yinson Holdings Bhd.	23,213,140	13,649
	Hong Leong Financial Group Bhd.	3,213,341	13,063
	My EG Services Bhd.	69,192,400	12,301
	Alliance Bank Malaysia Bhd.	15,895,017	11,879
	Bursa Malaysia Bhd.	7,507,600	10,576
	ViTrox Corp. Bhd.	5,706,908	10,257
	Sunway REIT	28,162,200	10,175
	Fraser & Neave Holdings Bhd.	1,667,600	9,930
[1]	MR DIY Group M Bhd.	27,749,750	9,853
	Hartalega Holdings Bhd.	23,202,210	9,806
	Pentamaster Corp. Bhd.	8,857,550	9,787
	YTL Corp. Bhd.	65,016,350	9,640
	D&O Green Technologies Bhd.	10,222,000	9,456
	Frontken Corp. Bhd.	13,766,650	9,449
	KPJ Healthcare Bhd.	32,898,600	8,267
	Westports Holdings Bhd.	10,390,001	8,241
*	Bumi Armada Bhd.	51,238,228	7,737
	Malaysian Pacific Industries Bhd.	1,189,600	7,609
	Axis REIT	17,629,900	7,513
	Genting Plantations Bhd.	5,489,500	7,388
	Mega First Corp. Bhd.	8,692,900	6,665

45

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	VS Industry Bhd.	35,667,000	6,538
*	PMB Technology Bhd.	6,984,630	6,518
	Scientex Bhd.	7,935,900	6,075
*	Greatech Technology Bhd.	5,370,700	5,800
	Bermaz Auto Bhd.	11,061,300	5,733
	Chin Hin Group Bhd.	5,685,400	5,531
	Kossan Rubber Industries Bhd.	18,289,400	5,137
	CTOS Digital Bhd.	16,057,700	5,093
	British American Tobacco Malaysia Bhd.	1,933,234	4,582
	Supermax Corp. Bhd.	23,402,429	4,577
	Padini Holdings Bhd.	4,938,237	4,490
	Malaysia Building Society Bhd.	31,546,900	4,393
	UMW Holdings Bhd.	4,642,472	4,032
*	Dagang NeXchange Bhd.	33,405,600	3,919
	DRB-Hicom Bhd.	12,096,400	3,833
	Astro Malaysia Holdings Bhd.	22,582,973	3,522
	Hibiscus Petroleum Bhd.	14,999,800	3,455
	Sports Toto Bhd.	11,014,471	3,436
	UWC Bhd.	4,332,800	3,131
*	Berjaya Corp. Bhd.	46,389,396	3,124
	FGV Holdings Bhd.	8,148,300	2,742
	Syarikat Takaful Malaysia Keluarga Bhd.	3,705,600	2,736
*	Velesto Energy Bhd.	50,233,127	2,611
	SP Setia Bhd. Group	17,561,845	2,273
[1]	Lotte Chemical Titan Holding Bhd.	7,770,147	2,181
	United Plantations Bhd.	575,500	2,137
	Malaysian Resources Corp. Bhd.	29,404,100	2,018
	Cahya Mata Sarawak Bhd.	7,274,600	1,832
*	Hong Seng Consolidated Bhd.	47,908,800	1,401
	WCT Holdings Bhd.	11,980,664	1,184
	UEM Sunrise Bhd.	17,439,200	1,000
*	Sunway Bhd. Warrants Exp. 10/3/24	3,473,743	241
*	Velesto Energy Bhd. Warrants Exp. 10/18/24	20,487,189	115
*	Malaysian Resources Corp. Bhd. Warrants Exp. 10/29/27	3,624,441	49
*,3	Serba Dinamik Holdings Bhd. Warrants Exp. 12/5/24	4,443,960	5
*	Agmo Holdings Bhd.	7	—
			1,787,552
Mexico (3.0%)
	America Movil SAB de CV Class B	387,403,156	417,795
	Grupo Financiero Banorte SAB de CV	39,846,098	344,574
	Wal-Mart de Mexico SAB de CV	70,833,237	285,586
	Fomento Economico Mexicano SAB de CV	25,077,310	243,974
	Grupo Mexico SAB de CV Class B	43,483,743	213,821
	Grupo Bimbo SAB de CV Class A	30,681,942	164,336
*	Cemex SAB de CV	205,775,517	123,606
	Grupo Aeroportuario del Pacifico SAB de CV Class B	4,814,558	85,660
	Grupo Aeroportuario del Sureste SAB de CV Class B	2,821,171	80,974
*	Grupo Financiero Inbursa SAB de CV	27,618,861	67,221
	Coca-Cola Femsa SAB de CV	7,297,809	60,247
	Arca Continental SAB de CV	6,147,815	58,505
	Fibra Uno Administracion SA de CV	39,488,502	54,556
	Grupo Elektra SAB de CV	829,533	53,170
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	3,912,968	43,013
	Gruma SAB de CV Class B	2,687,832	42,072
	Grupo Comercial Chedraui SA de CV	6,516,571	38,521
	Grupo Carso SAB de CV	6,272,942	35,409
	Grupo Televisa SAB	32,633,611	33,106
[1]	Banco del Bajio SA	10,023,618	32,976
	Promotora y Operadora de Infraestructura SAB de CV	3,072,169	31,955
	Alfa SAB de CV Class A	49,006,956	31,100
	Orbia Advance Corp. SAB de CV	13,424,475	30,926
		Shares	Market Value• ($000)
	Corp. Inmobiliaria Vesta SAB de CV	9,239,012	29,182
	Prologis Property Mexico SA de CV	7,695,964	26,586
*	Industrias Penoles SAB de CV	1,713,922	26,338
	Kimberly-Clark de Mexico SAB de CV Class A	11,524,562	26,139
*	Regional SAB de CV	3,367,308	24,660
	TF Administradora Industrial S de RL de CV	11,064,421	20,739
*	Alsea SAB de CV	7,192,217	19,273
	GCC SAB de CV	2,302,607	18,305
	Becle SAB de CV	7,523,918	17,367
	Operadora De Sites Mexicanos SAB de CV	17,129,767	16,625
[1]	FIBRA Macquarie Mexico	10,037,651	16,503
	El Puerto de Liverpool SAB de CV	2,599,646	15,875
	Gentera SAB de CV	14,099,344	15,511
	Qualitas Controladora SAB de CV	2,343,852	15,494
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	13,034,077	15,354
	Bolsa Mexicana de Valores SAB de CV	6,834,175	15,109
	La Comer SAB de CV	6,739,167	14,686
	Megacable Holdings SAB de CV	4,129,686	11,170
*,1	Grupo Traxion SAB de CV	5,180,034	10,081
*	Sitios Latinoamerica SAB de CV	22,934,943	9,287
	Genomma Lab Internacional SAB de CV Class B	10,645,968	8,846
*,1	Nemak SAB de CV	29,179,252	6,751
	Alpek SAB de CV Class A	5,055,420	5,348
	Concentradora Fibra Danhos SA de CV	3,159,946	4,204
*	Grupo Rotoplas SAB de CV	2,442,148	3,403
*,3	Empresas ICA SAB de CV	104,678	9
			2,965,948
Pakistan (0.0%)
	Engro Corp. Ltd.	4,434,856	4,805
*	Lucky Cement Ltd.	2,725,035	3,855
	Hub Power Co. Ltd.	14,191,423	3,596
	Fauji Fertilizer Co. Ltd.	8,590,184	3,117
	MCB Bank Ltd.	7,081,977	2,995
	Pakistan Oilfields Ltd.	1,858,965	2,680
*	TRG Pakistan	6,408,908	2,475
	Engro Fertilizers Ltd.	7,544,967	2,233
	Oil & Gas Development Co. Ltd.	7,272,815	2,203
	Habib Bank Ltd.	8,472,177	2,163
	Pakistan State Oil Co. Ltd.	4,463,131	1,810
	United Bank Ltd.	4,180,361	1,810
	Pakistan Petroleum Ltd.	7,561,643	1,775
	Millat Tractors Ltd.	888,698	1,635
*	Systems Ltd.	314,598	505
*	Searle Co. Ltd.	2,019,644	388
	DG Khan Cement Co. Ltd.	2,416,096	383
*	National Bank of Pakistan	1,563,200	117
	Nishat Mills Ltd.	358,979	70
			38,615
Philippines (0.8%)
	SM Prime Holdings Inc.	148,232,778	91,057
	BDO Unibank Inc.	32,860,422	85,652
	International Container Terminal Services Inc.	15,273,881	59,899
	Bank of the Philippine Islands	27,422,706	53,340
	Ayala Land Inc.	103,256,627	49,904
	Ayala Corp.	3,939,565	45,630
	JG Summit Holdings Inc.	41,970,468	38,528
	Universal Robina Corp.	12,346,291	32,855
	PLDT Inc.	1,273,564	27,714
	Metropolitan Bank & Trust Co.	25,686,885	27,211
	Jollibee Foods Corp.	5,949,739	24,196
	Manila Electric Co.	3,710,543	22,760
[1]	Monde Nissin Corp.	98,366,400	16,631
	Aboitiz Power Corp.	21,745,229	14,953
	Globe Telecom Inc.	449,769	13,839
	Metro Pacific Investments Corp.	165,890,379	13,277

46

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Alliance Global Group Inc.	51,882,967	12,944
	GT Capital Holdings Inc.	1,397,022	12,078
*	ACEN Corp.	102,180,045	11,124
	Emperador Inc.	28,790,300	10,864
	Security Bank Corp.	6,489,914	10,826
	Wilcon Depot Inc.	19,856,800	10,391
	DMCI Holdings Inc.	54,780,197	9,719
	San Miguel Corp.	4,914,350	9,426
*	Bloomberry Resorts Corp.	47,719,249	9,059
	Puregold Price Club Inc.	14,151,592	8,342
	Robinsons Retail Holdings Inc.	8,480,741	8,341
	Semirara Mining & Power Corp. Class A	16,671,228	8,144
*	Robinsons Land Corp.	28,157,907	7,347
*	Converge Information & Communications Technology Solutions Inc.	32,125,000	6,860
	LT Group Inc.	36,723,850	6,741
	Century Pacific Food Inc.	14,272,587	6,668
	Megaworld Corp.	155,917,303	5,642
	Manila Water Co. Inc.	15,509,628	5,389
	AREIT Inc.	8,285,000	5,043
	RL Commercial REIT Inc.	47,742,300	4,978
	D&L Industries Inc.	28,594,290	4,334
*	Cebu Air Inc.	2,618,253	1,865
	First Gen Corp.	4,977,785	1,423
	Filinvest Land Inc.	47,035,000	672
	Vista Land & Lifescapes Inc.	14,192,984	451
			796,117
Poland (0.0%)
*,3	CAPITEA SA	245,053	221
Qatar (0.9%)
	Qatar National Bank QPSC	61,415,967	260,057
	Qatar Islamic Bank SAQ	25,001,410	123,565
	Industries Qatar QSC	21,736,806	76,593
	Commercial Bank PSQC	46,830,317	75,941
	Masraf Al Rayan QSC	86,105,894	60,768
	Qatar International Islamic Bank QSC	15,937,233	43,571
	Qatar Gas Transport Co. Ltd.	38,392,543	41,880
	Qatar Fuel QSC	8,101,842	36,983
	Mesaieed Petrochemical Holding Co.	61,551,405	33,676
	Ooredoo QPSC	11,761,469	32,006
	Qatar Electricity & Water Co. QSC	6,282,184	28,881
	Barwa Real Estate Co.	27,710,469	19,136
	Qatar Navigation QSC	7,414,921	18,462
	Qatar Aluminum Manufacturing Co.	38,618,595	16,444
	Doha Bank QPSC	30,745,279	13,129
	Vodafone Qatar QSC	24,202,940	11,429
	United Development Co. QSC	24,774,497	7,660
	Gulf International Services QSC	12,852,813	7,451
*	Ezdan Holding Group QSC	21,879,021	5,789
	Al Meera Consumer Goods Co. QSC	1,443,909	5,780
	Medicare Group	2,646,838	4,374
			923,575
Romania (0.1%)
	Banca Transilvania SA	7,920,593	33,935
	OMV Petrom SA	215,727,728	23,414
	Societatea Nationala Nuclearelectrica SA	714,504	7,311
*	MED Life SA	1,065,273	4,405
	One United Properties SA	20,211,954	3,776
	Teraplast SA	14,845,960	1,916
			74,757
Russia (0.0%)
*,3	Sberbank of Russia PJSC	143,624,072	—
*,3	Mechel PJSC ADR	164,675	—
*,3	Mobile TeleSystems PJSC ADR	6,274,359	—
*,3	Surgutneftegas PJSC ADR	3,138,417	—
*,3	Novatek PJSC GDR	1,400	—
		Shares	Market Value• ($000)
*,3	Novolipetsk Steel PJSC GDR	1,169,516	—
*,3	Unipro PJSC	184,755,198	—
*,3	Severstal PAO GDR	206,805	—
*,3	Magnit PJSC GDR	3	—
[3]	PhosAgro PJSC	501,846	—
*,3	Mechel PJSC Preference Shares	899,940	—
[3]	OGK-2 PJSC	302,841,880	—
*,3	Polyus PJSC	126,939	—
*,3	Raspadskaya OJSC	910,080	—
*,3	TGC-1 PJSC	10,414,590,345	—
[3]	RusHydro PJSC	1,589,805,418	—
*,3	Aeroflot PJSC	13,873,019	—
[3]	Rostelecom PJSC	12,224,708	—
*,3	Mechel PJSC	3,089,565	—
[3]	Tatneft PJSC	10,830,010	—
[3]	Rosseti Lenenergo PJSC Preference Shares	1,406,706	—
*,3	Novolipetsk Steel PJSC	4,708,197	—
*,3	Magnit PJSC	1,043,301	—
[3]	Novatek PJSC	14,969,087	—
[3]	Gazprom PJSC	147,246,629	—
[3]	Mosenergo PJSC	120,668,554	—
[3]	Transneft PJSC Preference Shares	21,565	—
*,3	Federal Grid Co. Unified Energy System PJSC	2,998,064,717	—
[3]	LUKOIL PJSC	5,378,966	—
*,3	M.Video PJSC	630,702	—
[3]	Rosneft Oil Co. PJSC	16,338,334	—
*,3	Magnitogorsk Iron & Steel Works PJSC	29,365,277	—
[3]	Tatneft PJSC Preference Shares	855,515	—
*,3	VTB Bank PJSC	68,488,233,072	—
[3]	MMC Norilsk Nickel PJSC	452,853	—
*,3	ROSSETI PJSC	386,181,584	—
[3]	Inter RAO UES PJSC	504,248,670	—
*,3	EL5-ENERO PJSC	126,293,000	—
[3]	Bashneft PJSC Preference Shares	236,470	—
*,3	Sistema PJSFC	38,691,860	—
*,3	Severstal PAO	2,474,213	—
[3]	Surgutneftegas PJSC	59,945,249	—
[3]	Surgutneftegas PJSC Preference Shares	116,012,123	—
*,3	Alrosa PJSC	35,072,120	—
*,3	Moscow Exchange MICEX-RTS PJSC	20,861,798	—
*,1,3	Detsky Mir PJSC	8,079,751	—
*,3	MMC Norilsk Nickel PJSC ADR	2,445,739	—
*,3	Polyus PJSC GDR	523,471	—
*,3	Tatneft PJSC ADR	1,881,548	—
*,3	LSR Group PJSC Class A	322,692	—
[3]	United Co. RUSAL International PJSC	36,072,060	—
*,3	Credit Bank of Moscow PJSC	180,568,640	—
*,3	Sovcomflot PJSC	4,516,141	—
[3]	Novorossiysk Commercial Sea Port PJSC	28,049,569	—
[3]	Cherkizovo Group PJSC	16,179	—
[3]	Samolet Group	106,994	—
[3]	Bank St. Petersburg PJSC	3,060,330	—
[3]	IDGC of Centre & Volga Region PJSC	313,271,828	—
[1,3]	Segezha Group PJSC	18,427,200	—
*,3	PhosAgro PJSC GDR	9,292	—
			—
Saudi Arabia (4.5%)
	Al Rajhi Bank	27,062,881	558,577
	Saudi National Bank	29,971,701	393,368
[1]	Saudi Arabian Oil Co.	38,417,444	370,308
	Saudi Basic Industries Corp.	12,416,103	307,208
	Saudi Telecom Co.	24,730,085	297,651
*	Saudi Arabian Mining Co.	11,167,376	208,906
	Riyad Bank	20,364,344	164,247
	Saudi British Bank	13,889,634	134,851
	SABIC Agri-Nutrients Co.	3,244,374	116,652
	Alinma Bank	13,629,213	116,029

47

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Dr Sulaiman Al Habib Medical Services Group Co.	1,281,819	98,464
	Banque Saudi Fransi	8,157,541	84,644
	ACWA Power Co.	1,865,379	78,470
*	Bank AlBilad	6,840,131	76,237
	Saudi Electricity Co.	10,659,008	69,101
	Arab National Bank	9,283,006	68,069
	Etihad Etisalat Co.	5,280,733	65,130
	Almarai Co. JSC	3,519,092	55,515
	Sahara International Petrochemical Co.	5,037,539	52,526
	Bupa Arabia for Cooperative Insurance Co.	1,004,070	47,361
	Yanbu National Petrochemical Co.	3,845,435	46,168
	Mouwasat Medical Services Co.	664,957	43,948
	Elm Co.	352,085	41,754
	Jarir Marketing Co.	829,352	36,179
	Saudi Industrial Investment Group	5,159,740	35,187
*	Saudi Kayan Petrochemical Co.	10,261,417	34,835
*	Dar Al Arkan Real Estate Development Co.	7,408,476	31,980
	Savola Group	3,666,275	31,229
	Saudi Tadawul Group Holding Co.	670,332	30,086
	Bank Al-Jazira	5,742,893	30,050
	Saudi Investment Bank	6,828,530	29,969
	Arabian Internet & Communications Services Co.	355,187	26,588
	Nahdi Medical Co.	543,549	26,119
*	Saudi Research & Media Group	450,985	25,360
*	Mobile Telecommunications Co. Saudi Arabia	6,283,587	25,166
	Dallah Healthcare Co.	536,580	24,447
*	Co. for Cooperative Insurance	857,824	23,631
	Abdullah Al Othaim Markets Co.	610,417	23,403
	Advanced Petrochemical Co.	1,771,579	22,623
*	Rabigh Refining & Petrochemical Co.	5,839,357	17,406
*	National Industrialization Co.	4,533,048	16,626
	Al Hammadi Holding	1,096,350	16,480
	Saudia Dairy & Foodstuff Co.	213,760	15,896
	Saudi Cement Co.	1,042,751	15,676
	Saudi Airlines Catering Co.	568,710	14,453
*	Emaar Economic City	5,569,739	14,440
*	Aldrees Petroleum & Transport Services Co.	514,594	13,830
	Southern Province Cement Co.	959,616	13,490
*	Seera Group Holding	2,018,751	13,409
	Arabian Centres Co. Ltd.	2,195,743	12,739
	Yamama Cement Co.	1,380,477	12,134
	Leejam Sports Co. JSC	361,977	11,540
	Qassim Cement Co.	626,251	11,523
	United Electronics Co.	534,417	10,962
	Yanbu Cement Co.	1,100,064	10,540
*	Astra Industrial Group	491,756	8,854
*	Saudi Ground Services Co.	1,252,922	8,684
	National Gas & Industrialization Co.	516,985	8,511
	Jadwa REIT Saudi Fund	2,362,392	8,500
	Al-Dawaa Medical Services Co.	383,142	7,914
	National Medical Care Co.	305,281	7,745
	United International Transportation Co.	476,695	7,594
	Al Masane Al Kobra Mining Co.	360,000	7,445
	BinDawood Holding Co.	404,769	7,414
*	Saudi Real Estate Co.	1,804,679	6,668
	Eastern Province Cement Co.	585,016	6,654
	Arabian Cement Co.	702,458	6,650
	Arriyadh Development Co.	1,215,042	6,574
*	Middle East Healthcare Co.	571,694	5,947
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	817,122	5,607
*	National Agriculture Development Co.	701,654	5,524
	City Cement Co.	932,741	5,442
	Saudi Ceramic Co.	551,809	4,740
	Saudi Chemical Co. Holding	581,771	4,685
		Shares	Market Value• ($000)
	Najran Cement Co.	1,174,558	4,493
	Northern Region Cement Co.	1,383,959	4,437
*	Dur Hospitality Co.	589,267	4,376
*	Saudi Public Transport Co.	847,900	4,165
	Bawan Co.	411,190	3,199
*	Methanol Chemicals Co.	449,731	3,026
*	Sinad Holding Co.	844,387	2,773
*	Tabuk Cement Co.	643,569	2,681
*	Herfy Food Services Co.	266,997	2,538
*	Al Jouf Cement Co.	736,779	2,516
	Hail Cement Co.	690,163	2,257
*	Fawaz Abdulaziz Al Hokair & Co.	501,563	2,158
*	Zamil Industrial Investment Co.	413,316	2,019
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	736,529	1,751
			4,346,721
South Africa (3.7%)
	Naspers Ltd.	2,660,146	474,202
	FirstRand Ltd.	68,401,641	241,066
	Gold Fields Ltd.	12,129,196	189,013
	MTN Group Ltd.	24,801,377	174,200
[2]	Standard Bank Group Ltd.	18,352,457	172,068
	AngloGold Ashanti Ltd.	5,779,388	154,463
[2]	Absa Group Ltd.	11,464,736	111,526
	Impala Platinum Holdings Ltd.	11,215,914	109,196
	Bid Corp. Ltd.	4,636,118	105,621
[2]	Capitec Bank Holdings Ltd.	1,174,527	102,382
	Sasol Ltd.	7,709,997	100,400
	Sibanye Stillwater Ltd.	38,537,250	85,199
[2]	Shoprite Holdings Ltd.	6,687,575	81,615
	Sanlam Ltd.	24,238,794	74,821
[2]	Nedbank Group Ltd.	5,770,470	66,665
	Bidvest Group Ltd.	4,686,546	64,197
*	Discovery Ltd.	7,247,883	57,013
	Vodacom Group Ltd.	8,068,893	55,307
[2]	Remgro Ltd.	7,068,718	54,104
	Aspen Pharmacare Holdings Ltd.	5,083,278	50,878
*	Northam Platinum Holdings Ltd.	5,118,398	50,116
	Clicks Group Ltd.	3,399,535	49,637
	Woolworths Holdings Ltd.	13,000,664	46,290
	Anglo American Platinum Ltd.	772,892	45,824
	Reinet Investments SCA	1,907,878	41,672
[2]	Old Mutual Ltd.	62,221,527	39,579
	NEPI Rockcastle NV	6,555,145	39,570
[2]	Exxaro Resources Ltd.	3,392,746	35,649
	Harmony Gold Mining Co. Ltd.	7,465,394	34,971
	Growthpoint Properties Ltd.	45,957,525	32,030
	Mr Price Group Ltd.	3,593,275	29,563
[1]	Pepkor Holdings Ltd.	28,817,489	26,713
	MultiChoice Group	4,059,255	25,396
	Tiger Brands Ltd.	2,188,164	23,707
	Foschini Group Ltd.	4,527,220	23,475
	Life Healthcare Group Holdings Ltd.	19,150,057	21,731
	Investec Ltd.	3,942,032	21,677
	OUTsurance Group Ltd.	11,108,874	21,166
[2]	SPAR Group Ltd.	2,709,051	20,813
	Redefine Properties Ltd.	88,795,600	18,838
	African Rainbow Minerals Ltd.	1,497,369	18,811
	Momentum Metropolitan Holdings	18,115,862	18,353
	Kumba Iron Ore Ltd.	750,230	18,243
	Sappi Ltd.	7,986,942	18,169
[2]	Thungela Resources Ltd.	1,893,991	17,754
	Netcare Ltd.	20,260,395	17,694
	AVI Ltd.	4,604,466	17,184
	Truworths International Ltd.	5,213,886	15,529
	Barloworld Ltd.	2,634,639	13,073

48

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Fortress Real Estate Investments Ltd. Class A (XJSE)	17,095,056	12,146
	Pick n Pay Stores Ltd.	4,896,533	11,616
	Motus Holdings Ltd.	2,099,513	10,904
[2]	Resilient REIT Ltd.	4,012,069	9,962
	Equites Property Fund Ltd.	10,554,568	9,006
	Santam Ltd.	576,198	8,957
	Vukile Property Fund Ltd.	12,438,715	8,591
	Hyprop Investments Ltd.	4,771,452	8,335
	Super Group Ltd.	4,682,859	8,205
	Royal Bafokeng Platinum Ltd.	1,037,754	8,143
[1]	Dis-Chem Pharmacies Ltd.	5,123,447	7,465
	MAS plc	6,286,610	7,441
	Omnia Holdings Ltd.	2,312,016	7,279
	Ninety One Ltd.	3,187,045	7,208
*,2	Telkom SA SOC Ltd.	3,969,563	7,207
	Reunert Ltd.	2,232,027	7,198
[2]	AECI Ltd.	1,510,688	7,136
	JSE Ltd.	1,225,409	6,449
	DRDGOLD Ltd.	5,809,115	6,214
	Sun International Ltd.	2,679,164	6,008
	Coronation Fund Managers Ltd.	3,458,853	5,675
	KAP Ltd.	34,065,686	5,671
[2]	Transaction Capital Ltd.	7,962,753	5,297
	DataTec Ltd.	2,625,014	5,220
	Astral Foods Ltd.	559,550	5,143
[2]	Attacq Ltd.	9,912,267	4,896
	Tsogo Sun Gaming Ltd.	7,167,095	4,790
*	Wilson Bayly Holmes-Ovcon Ltd.	715,404	4,239
	Investec Property Fund Ltd.	7,741,748	3,726
[2]	SA Corporate Real Estate Ltd.	34,506,381	3,528
	Raubex Group Ltd.	2,286,937	3,302
	Curro Holdings Ltd.	6,991,600	3,100
	Cashbuild Ltd.	318,801	3,090
*	Fortress Real Estate Investments Ltd. Class B (XJSE)	9,457,421	2,598
	Emira Property Fund Ltd.	4,134,976	2,274
	Adcock Ingram Holdings Ltd.	793,015	2,175
*	Zeda Ltd.	2,597,889	1,726
*	Blue Label Telecoms Ltd.	6,785,322	1,674
*	Brait plc	100,969	19
			3,560,776
Taiwan (17.1%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	283,525,605	4,642,900
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	9,553,253	805,339
	Hon Hai Precision Industry Co. Ltd.	164,531,761	560,650
	MediaTek Inc.	20,626,630	448,502
	Delta Electronics Inc.	30,042,356	294,294
	Nan Ya Plastics Corp.	77,987,819	198,212
	Fubon Financial Holding Co. Ltd.	101,523,584	195,524
	CTBC Financial Holding Co. Ltd.	250,078,062	184,342
	Cathay Financial Holding Co. Ltd.	126,202,347	174,838
	Mega Financial Holding Co. Ltd.	154,142,915	171,012
	China Steel Corp.	169,897,308	161,137
	E.Sun Financial Holding Co. Ltd.	195,673,704	159,132
	Uni-President Enterprises Corp.	65,739,868	157,602
	Formosa Plastics Corp.	51,396,057	157,227
	ASE Technology Holding Co. Ltd.	47,538,723	156,286
	Chunghwa Telecom Co. Ltd.	36,599,663	151,443
*	United Microelectronics Corp.	93,984,270	151,160
	Chailease Holding Co. Ltd.	19,177,100	139,669
	First Financial Holding Co. Ltd.	144,354,303	127,506
	Yuanta Financial Holding Co. Ltd.	166,445,276	122,522
	Taiwan Cooperative Financial Holding Co. Ltd.	139,940,451	121,982
	Taiwan Cement Corp.	87,696,717	110,630
	Formosa Chemicals & Fibre Corp.	47,381,449	106,333
		Shares	Market Value• ($000)
	Quanta Computer Inc.	36,980,200	103,546
	Hua Nan Financial Holdings Co. Ltd.	141,058,172	100,729
	Hotai Motor Co. Ltd.	4,426,154	95,409
	Largan Precision Co. Ltd.	1,417,076	93,048
	China Development Financial Holding Corp.	216,236,303	92,464
	Asustek Computer Inc.	9,788,937	90,224
	Taishin Financial Holding Co. Ltd.	157,374,197	88,787
	Yageo Corp.	5,462,925	88,559
	SinoPac Financial Holdings Co. Ltd.	155,228,346	84,475
	Unimicron Technology Corp.	17,632,979	83,780
	Taiwan Mobile Co. Ltd.	23,866,941	80,418
	Novatek Microelectronics Corp.	5,785,560	79,095
	Realtek Semiconductor Corp.	6,713,959	78,734
*,2	United Microelectronics Corp. ADR	9,767,609	78,434
	Airtac International Group	2,160,830	78,426
	Walsin Lihwa Corp.	48,135,707	78,170
	E Ink Holdings Inc.	12,417,440	77,362
	Shanghai Commercial & Savings Bank Ltd.	49,447,935	74,784
	Evergreen Marine Corp. Taiwan Ltd.	13,863,958	73,223
	Accton Technology Corp.	7,474,610	73,019
	Lite-On Technology Corp.	29,796,084	71,377
	Silergy Corp.	4,475,560	70,644
	Advantech Co. Ltd.	5,797,361	70,194
	President Chain Store Corp.	7,821,449	68,906
	Chunghwa Telecom Co. Ltd. ADR	1,597,179	65,836
	Pegatron Corp.	28,352,213	64,704
	Wistron Corp.	39,976,535	60,593
	eMemory Technology Inc.	960,100	57,406
	Far EasTone Telecommunications Co. Ltd.	22,268,035	57,215
	Far Eastern New Century Corp.	54,504,963	56,657
	Catcher Technology Co. Ltd.	9,585,956	56,549
	Formosa Petrochemical Corp.	18,919,977	53,530
	Chang Hwa Commercial Bank Ltd.	90,868,686	52,696
	Voltronic Power Technology Corp.	897,325	51,596
	Shin Kong Financial Holding Co. Ltd.	184,287,288	50,367
	Yang Ming Marine Transport Corp.	23,930,725	49,369
	Asia Cement Corp.	34,075,510	48,805
	Globalwafers Co. Ltd.	2,943,810	46,266
	Inventec Corp.	42,400,966	45,736
	Wiwynn Corp.	1,196,280	45,526
	Micro-Star International Co. Ltd.	9,538,200	45,335
	Compal Electronics Inc.	57,372,900	44,774
	Eclat Textile Co. Ltd.	2,756,209	43,893
	Teco Electric & Machinery Co. Ltd.	27,720,320	39,907
	AUO Corp.	71,699,039	39,821
	Acer Inc.	39,918,897	39,377
	Global Unichip Corp.	1,204,960	39,311
	Powerchip Semiconductor Manufacturing Corp.	40,167,000	39,026
	Feng TAY Enterprise Co. Ltd.	6,269,132	39,002
	Synnex Technology International Corp.	19,040,800	38,422
	Pou Chen Corp.	37,008,021	38,336
	Ruentex Development Co. Ltd.	32,791,667	38,318
	Alchip Technologies Ltd.	950,463	36,911
	Innolux Corp.	83,625,536	36,635
	ASPEED Technology Inc.	420,011	35,966
	Sino-American Silicon Products Inc.	7,442,742	35,871
	Winbond Electronics Corp.	42,136,452	35,757
	Vanguard International Semiconductor Corp.	12,611,640	35,743
	Chroma ATE Inc.	5,588,280	34,690
	WPG Holdings Ltd.	20,763,720	33,840
	Taiwan Business Bank	73,939,270	33,606
*	Tatung Co. Ltd.	31,131,819	33,068
*	Oneness Biotech Co. Ltd.	4,121,000	32,422
	Zhen Ding Technology Holding Ltd.	8,869,710	32,312
	TA Chen Stainless Pipe	22,213,102	32,215
	Sinbon Electronics Co. Ltd.	2,889,475	32,037
	Cheng Shin Rubber Industry Co. Ltd.	25,650,095	31,611

49

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Hiwin Technologies Corp.	4,060,308	31,188
	Eva Airways Corp.	35,207,760	30,874
	Win Semiconductors Corp.	5,647,519	30,152
	Parade Technologies Ltd.	972,290	29,779
	Gigabyte Technology Co. Ltd.	6,855,850	29,357
	Taiwan High Speed Rail Corp.	28,975,912	29,302
*	Lien Hwa Industrial Holdings Corp.	14,695,218	29,236
	Powertech Technology Inc.	9,712,550	29,083
	Lotes Co. Ltd.	1,004,151	28,793
	Phison Electronics Corp.	2,244,080	28,485
	Wan Hai Lines Ltd.	12,768,646	27,147
	Foxconn Technology Co. Ltd.	15,403,663	27,085
	Macronix International Co. Ltd.	25,559,737	26,878
	Chicony Electronics Co. Ltd.	8,456,458	26,719
	Giant Manufacturing Co. Ltd.	4,367,193	26,196
	Tripod Technology Corp.	6,963,040	26,102
	Nanya Technology Corp.	11,523,878	25,540
	King Yuan Electronics Co. Ltd.	15,783,280	24,223
	Simplo Technology Co. Ltd.	2,400,310	24,096
	Highwealth Construction Corp.	17,373,679	23,795
	International Games System Co. Ltd.	1,356,600	23,692
	Radiant Opto-Electronics Corp.	6,265,751	23,087
	Taichung Commercial Bank Co. Ltd.	47,677,777	21,894
	Compeq Manufacturing Co. Ltd.	15,519,760	21,863
	Elite Material Co. Ltd.	4,075,156	21,798
	Qisda Corp.	19,191,620	21,655
	Walsin Technology Corp.	6,774,521	21,118
	Nien Made Enterprise Co. Ltd.	1,914,560	21,080
	Makalot Industrial Co. Ltd.	2,884,808	20,952
	Ruentex Industries Ltd.	11,013,961	20,761
	momo.com Inc.	761,120	20,623
	Asia Vital Components Co. Ltd.	3,976,995	20,463
	Poya International Co. Ltd.	1,085,717	20,321
	ASMedia Technology Inc.	540,857	20,114
	Yulon Motor Co. Ltd.	7,627,444	20,055
	Taiwan Fertilizer Co. Ltd.	10,386,186	19,999
	Yulon Finance Corp.	3,265,896	19,666
	Jentech Precision Industrial Co. Ltd.	1,281,283	19,055
	Merida Industry Co. Ltd.	3,352,526	18,774
	Chung-Hsin Electric & Machinery Manufacturing Corp.	5,659,000	18,762
*	HTC Corp.	10,062,301	18,676
	Chipbond Technology Corp.	8,497,630	18,247
	YFY Inc.	17,776,703	17,854
	IBF Financial Holdings Co. Ltd.	44,327,112	17,814
	China Petrochemical Development Corp.	51,599,041	16,994
	Nan Ya Printed Circuit Board Corp.	1,886,521	16,984
	Bizlink Holding Inc.	1,955,128	16,792
	AP Memory Technology Corp.	1,789,120	16,383
*	Great Wall Enterprise Co. Ltd.	9,652,626	16,142
	Faraday Technology Corp.	2,972,000	15,988
	Tung Ho Steel Enterprise Corp.	8,481,602	15,951
	Union Bank of Taiwan	29,899,154	15,685
	China Airlines Ltd.	24,572,146	15,244
	King's Town Bank Co. Ltd.	13,125,184	15,067
	Sanyang Motor Co. Ltd.	8,399,330	14,999
	United Integrated Services Co. Ltd.	2,114,800	14,945
	Ennostar Inc.	9,159,726	14,938
	Taiwan Glass Industry Corp.	22,334,290	14,793
	Goldsun Building Materials Co. Ltd.	15,950,415	14,558
	Eternal Materials Co. Ltd.	13,654,298	14,398
	Wisdom Marine Lines Co. Ltd.	6,785,155	14,203
	Gold Circuit Electronics Ltd.	4,397,481	14,166
	Genius Electronic Optical Co. Ltd.	1,163,299	14,117
	Kinsus Interconnect Technology Corp.	3,886,530	14,067
	Taiwan Secom Co. Ltd.	3,925,876	13,872
	CTCI Corp.	9,932,510	13,752
		Shares	Market Value• ($000)
	Taiwan Surface Mounting Technology Corp.	4,161,110	13,391
	Cheng Loong Corp.	13,118,230	13,377
	Topco Scientific Co. Ltd.	2,195,342	13,354
*	FLEXium Interconnect Inc.	4,213,990	12,989
	Bora Pharmaceuticals Co. Ltd.	545,000	12,944
*	Polaris Group	4,140,000	12,833
	Formosa Taffeta Co. Ltd.	13,856,632	12,777
	Elan Microelectronics Corp.	4,144,870	12,767
	Coretronic Corp.	5,181,900	12,659
	Microbio Co. Ltd.	6,189,872	12,639
	Capital Securities Corp.	28,174,773	12,588
	HannStar Display Corp.	31,488,193	12,554
	Wistron NeWeb Corp.	4,124,787	12,442
	Taiwan Hon Chuan Enterprise Co. Ltd.	3,799,650	12,375
	WT Microelectronics Co. Ltd.	5,709,651	12,364
*	United Renewable Energy Co. Ltd.	18,163,629	12,300
*	Nan Kang Rubber Tire Co. Ltd.	9,751,390	12,225
	Far Eastern International Bank	33,411,639	12,192
	Shinkong Synthetic Fibers Corp.	21,050,400	12,080
*	Via Technologies Inc.	4,983,620	12,077
	Feng Hsin Steel Co. Ltd.	5,423,200	12,012
	King Slide Works Co. Ltd.	883,000	11,893
	Pan Jit International Inc.	5,522,740	11,820
	Ardentec Corp.	6,581,522	11,611
	Fusheng Precision Co. Ltd.	1,602,920	11,287
	TXC Corp.	4,023,630	11,185
	Mitac Holdings Corp.	11,992,901	11,100
	Episil Technologies Inc.	4,294,189	10,942
	Far Eastern Department Stores Ltd.	14,898,878	10,868
	Tong Hsing Electronic Industries Ltd.	1,950,707	10,821
	U-Ming Marine Transport Corp.	6,086,108	10,812
	Fitipower Integrated Technology Inc.	2,080,375	10,766
	Raydium Semiconductor Corp.	844,000	10,514
*	Lotus Pharmaceutical Co. Ltd.	1,229,000	10,416
	Charoen Pokphand Enterprise	3,527,343	10,341
	USI Corp.	12,426,861	10,337
*	Gloria Material Technology Corp.	5,366,640	10,308
	Tong Yang Industry Co. Ltd.	6,625,350	10,300
	ChipMOS Technologies Inc.	8,493,148	10,260
	Sitronix Technology Corp.	1,369,070	10,195
	Taiwan Semiconductor Co. Ltd.	3,384,290	10,159
	Huaku Development Co. Ltd.	3,285,200	10,126
*	EirGenix Inc.	2,869,868	10,014
*	Phihong Technology Co. Ltd.	4,159,000	9,999
	Wafer Works Corp.	7,068,103	9,984
	Hotai Finance Co. Ltd.	2,308,000	9,966
	Sigurd Microelectronics Corp.	5,854,546	9,956
*	TaiMed Biologics Inc.	2,576,090	9,928
	Nuvoton Technology Corp.	2,252,000	9,812
	Elite Semiconductor Microelectronics Technology Inc.	3,601,000	9,549
	TCI Co. Ltd.	1,407,549	9,512
	Gudeng Precision Industrial Co. Ltd.	833,517	9,501
*	Universal Vision Biotechnology Co. Ltd.	724,500	9,485
	Chung Hung Steel Corp.	11,834,000	9,465
	Grape King Bio Ltd.	1,569,529	9,357
	Getac Holdings Corp.	4,840,420	9,284
	TSRC Corp.	10,243,940	9,272
	Sercomm Corp.	3,411,600	9,148
	VisEra Technologies Co. Ltd.	1,295,000	9,124
	Primax Electronics Ltd.	4,656,940	9,114
	SDI Corp.	2,273,236	8,963
	Yieh Phui Enterprise Co. Ltd.	18,027,574	8,944
	Kenda Rubber Industrial Co. Ltd.	8,763,000	8,911
	Transcend Information Inc.	3,830,069	8,860
	O-Bank Co. Ltd.	26,340,453	8,803
	China Motor Corp.	3,406,844	8,775

50

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Tainan Spinning Co. Ltd.	15,631,000	8,617
	ADATA Technology Co. Ltd.	3,509,000	8,612
	Taiwan Cogeneration Corp.	5,401,850	8,539
	Supreme Electronics Co. Ltd.	6,029,375	8,534
*	Wowprime Corp.	821,000	8,493
	Merry Electronics Co. Ltd.	3,019,999	8,485
	Center Laboratories Inc.	5,109,239	8,463
*	AcBel Polytech Inc.	6,115,000	8,452
	Cheng Uei Precision Industry Co. Ltd.	6,163,673	8,424
	Visual Photonics Epitaxy Co. Ltd.	2,659,960	8,389
	Sporton International Inc.	948,631	8,182
	Farglory Land Development Co. Ltd.	4,048,550	8,095
	Grand Pacific Petrochemical	12,253,304	8,094
	Standard Foods Corp.	6,116,603	8,046
	Century Iron & Steel Industrial Co. Ltd.	2,225,000	8,021
	China Steel Chemical Corp.	2,137,000	8,014
	Kinpo Electronics	18,605,670	7,989
	Andes Technology Corp.	530,000	7,875
	Pegavision Corp.	552,000	7,829
	Arcadyan Technology Corp.	2,376,219	7,802
	AURAS Technology Co. Ltd.	961,000	7,800
	Innodisk Corp.	798,106	7,778
	Ta Ya Electric Wire & Cable	8,683,110	7,772
	International CSRC Investment Holdings Co.	11,881,270	7,746
	Solar Applied Materials Technology Corp.	6,463,607	7,671
	Hota Industrial Manufacturing Co. Ltd.	3,310,178	7,623
	Greatek Electronics Inc.	4,290,000	7,540
*	TSEC Corp.	6,250,474	7,516
	Advanced Energy Solution Holding Co. Ltd.	334,000	7,503
	Taiwan Union Technology Corp.	3,458,052	7,491
	Formosa International Hotels Corp.	831,000	7,466
	Wah Lee Industrial Corp.	2,566,194	7,298
	Foxsemicon Integrated Technology Inc.	1,194,642	7,297
	Everlight Electronics Co. Ltd.	5,590,410	7,284
	UPI Semiconductor Corp.	700,000	7,235
	TTY Biopharm Co. Ltd.	2,875,160	7,197
	President Securities Corp.	13,193,241	7,159
	XinTec Inc.	2,233,225	7,152
	FocalTech Systems Co. Ltd.	2,760,482	7,152
	General Interface Solution Holding Ltd.	2,754,070	7,145
	Taiwan Mask Corp.	2,701,272	7,073
	Oriental Union Chemical Corp.	10,326,582	7,041
	Cleanaway Co. Ltd.	1,146,000	7,015
	Holy Stone Enterprise Co. Ltd.	2,104,793	6,998
	Ton Yi Industrial Corp.	10,330,000	6,996
	Chicony Power Technology Co. Ltd.	2,506,000	6,985
*	Medigen Vaccine Biologics Corp.	3,248,930	6,972
	Kaori Heat Treatment Co. Ltd.	1,057,450	6,861
	Chang Wah Technology Co. Ltd.	4,961,500	6,849
	Ennoconn Corp.	831,758	6,806
	Chong Hong Construction Co. Ltd.	2,613,000	6,797
	ITEQ Corp.	2,960,357	6,759
	Longchen Paper & Packaging Co. Ltd.	12,007,632	6,736
	Cub Elecparts Inc.	1,169,308	6,700
	Nantex Industry Co. Ltd.	5,201,000	6,693
	Sinon Corp.	5,516,000	6,664
	Continental Holdings Corp.	6,550,000	6,661
	Taiwan-Asia Semiconductor Corp.	5,780,987	6,628
	BES Engineering Corp.	19,381,000	6,598
*	Taiwan TEA Corp.	8,730,000	6,515
	Taiwan Paiho Ltd.	3,575,140	6,505
	Pan-International Industrial Corp.	5,271,000	6,474
	Allied Supreme Corp.	696,000	6,399
	Asia Optical Co. Inc.	3,029,260	6,341
	Chang Wah Electromaterials Inc.	5,780,000	6,279
	RichWave Technology Corp.	1,121,736	6,260
	UPC Technology Corp.	12,648,041	6,167
		Shares	Market Value• ($000)
	Fulgent Sun International Holding Co. Ltd.	1,532,893	6,153
	Evergreen International Storage & Transport Corp.	6,957,000	6,149
	Kinik Co.	1,688,000	6,102
	Prince Housing & Development Corp.	15,547,270	6,078
	Topkey Corp.	926,000	6,074
	Acter Group Corp. Ltd.	1,368,832	6,047
*	CSBC Corp. Taiwan	7,095,119	6,009
	Shiny Chemical Industrial Co. Ltd.	1,418,000	5,971
*	Adimmune Corp.	4,581,825	5,944
*	OBI Pharma Inc.	2,134,881	5,914
	Test Research Inc.	2,789,660	5,849
	Depo Auto Parts Ind Co. Ltd.	1,799,000	5,728
	Taiwan Sakura Corp.	2,723,000	5,708
	Unizyx Holding Corp.	4,203,819	5,662
	TPK Holding Co. Ltd.	4,633,288	5,648
	Shin Zu Shing Co. Ltd.	1,974,853	5,628
	Hsin Kuang Steel Co. Ltd.	3,518,000	5,608
	Brighton-Best International Taiwan Inc.	4,742,000	5,479
*	China Man-Made Fiber Corp.	20,023,016	5,463
	TaiDoc Technology Corp.	910,000	5,457
	Pixart Imaging Inc.	1,606,680	5,421
	Hannstar Board Corp.	4,358,685	5,401
	Systex Corp.	2,013,000	5,350
	Global Mixed Mode Technology Inc.	902,000	5,338
	Thinking Electronic Industrial Co. Ltd.	1,106,000	5,314
	Great Tree Pharmacy Co. Ltd.	400,000	5,277
	St. Shine Optical Co. Ltd.	648,000	5,265
	Nichidenbo Corp.	2,809,460	5,237
	Co-Tech Development Corp.	2,905,000	5,202
	Advanced Wireless Semiconductor Co.	1,917,266	5,190
	Gemtek Technology Corp.	5,099,000	5,157
*	Mercuries Life Insurance Co. Ltd.	29,812,409	5,111
*	Unitech Printed Circuit Board Corp.	8,701,731	5,103
	Synmosa Biopharma Corp.	3,248,119	5,063
	YC INOX Co. Ltd.	5,299,800	5,047
	Chin-Poon Industrial Co. Ltd.	4,806,890	5,042
	Motech Industries Inc.	4,072,897	5,015
	Gourmet Master Co. Ltd.	984,469	4,994
	ITE Technology Inc.	1,727,000	4,990
	Chief Telecom Inc.	408,000	4,984
	Chlitina Holding Ltd.	696,000	4,968
	Sunonwealth Electric Machine Industry Co. Ltd.	2,896,000	4,968
	Asia Polymer Corp.	5,519,340	4,959
	AUO Corp. ADR	862,602	4,917
	Etron Technology Inc.	3,484,803	4,916
	Shinkong Insurance Co. Ltd.	2,933,000	4,913
	Silicon Integrated Systems Corp.	8,579,400	4,908
	Hu Lane Associate Inc.	1,078,300	4,829
	Darfon Electronics Corp.	3,373,000	4,827
	Taiwan PCB Techvest Co. Ltd.	3,608,000	4,816
	Marketech International Corp.	1,135,000	4,806
	China General Plastics Corp.	5,855,926	4,782
	Dynapack International Technology Corp.	1,908,000	4,735
	Cathay Real Estate Development Co. Ltd.	8,571,984	4,720
	Apex International Co. Ltd.	2,619,000	4,716
	Sunny Friend Environmental Technology Co. Ltd.	896,000	4,629
	Anpec Electronics Corp.	834,000	4,629
	Advanced Ceramic X Corp.	683,105	4,628
	Kindom Development Co. Ltd.	4,771,600	4,618
	Sunplus Technology Co. Ltd.	5,884,000	4,558
	Actron Technology Corp.	774,000	4,526
	Holtek Semiconductor Inc.	1,965,483	4,407
	YungShin Global Holding Corp.	2,884,000	4,338
	Lealea Enterprise Co. Ltd.	12,335,930	4,327
	Gamania Digital Entertainment Co. Ltd.	1,798,916	4,327

51

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Ambassador Hotel	3,471,000	4,315
	Formosa Sumco Technology Corp.	875,000	4,271
	Orient Semiconductor Electronics Ltd.	6,664,792	4,257
*	D-Link Corp.	7,378,400	4,252
	Xxentria Technology Materials Corp.	1,955,000	4,248
	Panion & BF Biotech Inc.	799,579	4,228
	91APP Inc.	887,243	4,214
	Chung Hwa Pulp Corp.	5,252,000	4,199
*	Career Technology MFG. Co. Ltd.	5,544,721	4,199
*	Federal Corp.	6,273,040	4,190
	IEI Integration Corp.	1,616,920	4,173
	Chia Hsin Cement Corp.	6,370,000	4,164
	Dimerco Express Corp.	1,472,199	4,157
*	Asia Pacific Telecom Co. Ltd.	18,789,352	4,105
	Flytech Technology Co. Ltd.	1,757,650	4,053
	Advanced International Multitech Co. Ltd.	1,373,000	4,050
	Everlight Chemical Industrial Corp.	5,648,200	4,034
	Tung Thih Electronic Co. Ltd.	871,000	4,018
*	RDC Semiconductor Co. Ltd.	741,000	4,003
	Soft-World International Corp.	1,304,653	3,999
	Sampo Corp.	4,666,800	3,998
	Kung Long Batteries Industrial Co. Ltd.	852,000	3,995
	China Metal Products	3,441,000	3,858
	KMC Kuei Meng International Inc.	816,000	3,856
	AmTRAN Technology Co. Ltd.	10,286,343	3,844
	Ho Tung Chemical Corp.	12,634,459	3,833
	Genesys Logic Inc.	1,073,000	3,787
	Chunghwa Precision Test Tech Co. Ltd.	240,153	3,782
	Adlink Technology Inc.	1,932,895	3,773
	Taiwan Styrene Monomer	6,803,050	3,725
	Hung Sheng Construction Ltd.	4,971,464	3,691
	Mercuries & Associates Holding Ltd.	7,446,552	3,675
	Sinyi Realty Inc.	3,879,000	3,671
	Sensortek Technology Corp.	336,000	3,666
	T3EX Global Holdings Corp.	1,457,000	3,662
	Quanta Storage Inc.	2,078,000	3,648
	Alpha Networks Inc.	3,150,772	3,642
	ASROCK Inc.	816,000	3,617
	Wei Chuan Foods Corp.	5,516,600	3,604
	PharmaEngine Inc.	1,112,457	3,552
	Namchow Holdings Co. Ltd.	2,255,000	3,523
*	CMC Magnetics Corp.	13,248,313	3,479
	ScinoPharm Taiwan Ltd.	3,739,576	3,462
	Global Brands Manufacture Ltd.	3,108,680	3,431
	Weltrend Semiconductor	2,187,567	3,420
	Amazing Microelectronic Corp.	986,244	3,420
	Ichia Technologies Inc.	3,652,000	3,378
	Huang Hsiang Construction Corp.	2,207,000	3,341
	Lung Yen Life Service Corp.	2,698,000	3,294
	CyberTAN Technology Inc.	4,414,000	3,289
	Radium Life Tech Co. Ltd.	10,880,760	3,261
	CHC Healthcare Group	1,457,899	3,254
	LandMark Optoelectronics Corp.	986,470	3,252
*	First Steamship Co. Ltd.	10,829,968	3,249
	Sonix Technology Co. Ltd.	1,948,000	3,159
	Johnson Health Tech Co. Ltd.	1,439,000	3,147
	Altek Corp.	2,882,000	3,143
	Swancor Holding Co. Ltd.	953,000	3,141
	Sincere Navigation Corp.	4,255,240	3,131
	China Chemical & Pharmaceutical Co. Ltd.	3,501,000	3,122
*	Foresee Pharmaceuticals Co. Ltd.	1,013,000	3,047
	Bioteque Corp.	812,475	3,020
	Kaimei Electronic Corp.	1,332,000	3,005
	Firich Enterprises Co. Ltd.	3,194,354	2,986
	Yeong Guan Energy Technology Group Co. Ltd.	1,154,180	2,968
	Ultra Chip Inc.	866,000	2,955
	Dynamic Holding Co. Ltd.	3,705,533	2,954
		Shares	Market Value• ($000)
	Syncmold Enterprise Corp.	1,515,500	2,946
	Bank of Kaohsiung Co. Ltd.	7,331,676	2,939
	Formosan Rubber Group Inc.	4,084,135	2,914
	Infortrend Technology Inc.	3,282,000	2,914
*	Chun Yuan Steel Industry Co. Ltd.	5,444,000	2,885
*	Shining Building Business Co. Ltd.	9,003,638	2,833
	L&K Engineering Co. Ltd.	1,886,000	2,790
*	Gigastorage Corp.	4,475,259	2,787
	Zeng Hsing Industrial Co. Ltd.	762,778	2,770
	Machvision Inc.	456,306	2,748
	Rich Development Co. Ltd.	8,788,000	2,743
	Posiflex Technology Inc.	787,764	2,729
	Kuo Toong International Co. Ltd.	2,995,514	2,728
*	Kuo Yang Construction Co. Ltd.	4,552,900	2,709
	Taiflex Scientific Co. Ltd.	1,971,920	2,697
	Elitegroup Computer Systems Co. Ltd.	3,293,000	2,664
*	Li Peng Enterprise Co. Ltd.	9,936,000	2,618
	KEE TAI Properties Co. Ltd.	5,952,000	2,608
*	Ritek Corp.	8,822,489	2,605
	Egis Technology Inc.	934,100	2,594
	Nidec Chaun-Choung Technology Corp.	488,000	2,566
	Speed Tech Corp.	1,460,000	2,531
	Tyntek Corp.	4,262,000	2,525
	FSP Technology Inc.	1,548,120	2,517
	TYC Brother Industrial Co. Ltd.	2,542,000	2,450
*	Tanvex BioPharma Inc.	957,808	2,370
	VIA Labs Inc.	354,000	2,360
	PChome Online Inc.	1,257,873	2,348
	HannsTouch Solution Inc.	7,036,115	2,307
	Lingsen Precision Industries Ltd.	4,849,000	2,258
	China Electric Manufacturing Corp.	3,879,180	2,242
	Rechi Precision Co. Ltd.	3,808,000	2,216
	Jess-Link Products Co. Ltd.	1,279,750	2,213
	Fittech Co. Ltd.	778,491	2,206
*	Savior Lifetec Corp.	3,677,325	2,202
	Elite Advanced Laser Corp.	1,828,349	2,201
*	Hong Pu Real Estate Development Co. Ltd.	2,711,000	2,162
	Clevo Co.	2,131,000	2,116
	TA-I Technology Co. Ltd.	1,349,750	2,102
	Yulon Nissan Motor Co. Ltd.	322,188	2,028
*	Taigen Biopharmaceuticals Holdings Ltd.	4,011,820	2,011
*	Darwin Precisions Corp.	5,857,900	1,960
	Iron Force Industrial Co. Ltd.	704,000	1,884
*	Brogent Technologies Inc.	475,792	1,878
	WUS Printed Circuit Co. Ltd.	2,013,156	1,874
*	Globe Union Industrial Corp.	3,938,408	1,860
	AGV Products Corp.	5,064,370	1,816
*	Cyberlink Corp.	566,674	1,792
	Nan Liu Enterprise Co. Ltd.	673,000	1,770
	Basso Industry Corp.	1,277,000	1,748
	Ability Enterprise Co. Ltd.	2,621,491	1,738
	Rexon Industrial Corp. Ltd.	1,749,525	1,693
	Tong-Tai Machine & Tool Co. Ltd.	2,993,000	1,682
	Dyaco International Inc.	1,212,000	1,679
*	Medigen Biotechnology Corp.	1,470,000	1,644
*	Gigasolar Materials Corp.	477,152	1,637
	Taiyen Biotech Co. Ltd.	1,473,000	1,604
*	Zinwell Corp.	2,356,000	1,484
*	ALI Corp.	2,167,275	1,393
	Shin Foong Specialty & Applied Materials Co. Ltd.	696,200	1,371
*	Li Cheng Enterprise Co. Ltd.	1,650,996	1,309
	Sheng Yu Steel Co. Ltd.	1,532,000	1,287
*	Newmax Technology Co. Ltd.	1,301,000	1,224
	Senao International Co. Ltd.	1,011,175	1,149
	Test Rite International Co. Ltd.	1,663,688	1,121
	Toung Loong Textile Manufacturing	1,179,120	1,080

52

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*,3	Roo Hsing Co. Ltd.	10,143,000	963
	GeneReach Biotechnology Corp.	482,421	912
	China Bills Finance Corp.	810,000	398
*,3	Taiwan Land Development Corp.	573,970	—
*,3	Unity Opto Technology Co. Ltd.	5,295,000	—
*,3	Pihsiang Machinery Manufacturing Co. Ltd.	2,219,000	—
*,3	XPEC Entertainment Inc.	988,965	—
*,3	Green Energy Technology Inc.	2,819,000	—
*,3	Pharmally International Holding Co. Ltd.	612,856	—
*,3	Ya Hsin Industrial Co. Ltd.	5,306,018	—
	China Development Financial Holding Corp. Preference Shares	1,001	—
*,3	Acer Inc. Rights Exp. 6/16/23	17,803	—
*,3	Taiwan Cogeneration Corp. Rights Exp. 5/29/23	733,637	—
*,3	Bizlink Holding Inc. Rights Exp. 5/8/23	49,951	—
			16,648,655
Thailand (2.8%)
	PTT PCL (Foreign)	197,174,315	179,490
*	CP ALL PCL (Foreign)	82,441,321	156,665
*	Airports of Thailand PCL (Foreign)	58,274,944	125,193
	Bangkok Dusit Medical Services PCL (Foreign)	123,568,020	106,154
	Advanced Info Service PCL (Foreign)	15,315,306	96,155
	Gulf Energy Development PCL (Foreign)	57,583,915	85,885
	PTT Exploration & Production PCL (Foreign)	19,109,984	83,149
	Delta Electronics Thailand PCL (Foreign)	38,753,500	82,563
	Central Pattana PCL (Foreign)	39,222,324	78,380
	SCB X PCL (Foreign)	22,340,490	67,956
	Kasikornbank PCL (Foreign)	17,211,335	63,189
	Siam Cement PCL NVDR	6,652,596	61,299
	Bumrungrad Hospital PCL (Foreign)	7,582,874	52,956
[2]	Central Retail Corp. PCL (Foreign)	39,160,100	51,519
	Minor International PCL (Foreign)	52,394,621	48,529
	Energy Absolute PCL (Foreign)	21,518,796	42,839
[2]	Charoen Pokphand Foods PCL (Foreign)	64,115,917	38,168
	Krung Thai Bank PCL (Foreign)	67,469,296	35,669
	PTT Global Chemical PCL (Foreign)	28,184,479	34,391
	Bangkok Bank PCL NVDR	6,956,800	32,081
	Home Product Center PCL (Foreign)	76,778,784	31,591
	Siam Cement PCL (Foreign)	3,414,188	31,459
[2]	Banpu PCL (Foreign)	108,991,973	29,145
[2]	Krungthai Card PCL (Foreign)	18,384,131	28,490
	Bangkok Expressway & Metro PCL (Foreign)	108,675,822	28,215
	BTS Group Holdings PCL (Foreign)	118,555,235	26,791
	Digital Telecommunications Infrastructure Fund	70,364,413	26,179
	Land & Houses PCL NVDR	90,722,380	26,080
	TMBThanachart Bank PCL (Foreign)	599,575,600	25,543
	Intouch Holdings PCL (Foreign)	11,296,600	24,873
	Indorama Ventures PCL (Foreign)	24,869,835	24,844
	Siam Makro PCL (Foreign)	21,047,657	23,339
[2]	PTT Oil & Retail Business PCL (Foreign)	35,407,700	23,055
[2]	SCG Packaging PCL (Foreign)	16,620,300	21,480
	Thai Oil PCL (Foreign)	15,580,706	21,328
[2]	Thonburi Healthcare Group PCL (Foreign)	10,621,370	20,859
[2]	True Corp. PCL (Foreign)	86,203,606	20,069
	Global Power Synergy PCL (Foreign)	10,072,540	18,947
[2]	Electricity Generating PCL (Foreign)	3,747,511	17,211
	Osotspa PCL (Foreign)	19,307,200	16,715
	Ratch Group PCL NVDR	15,068,202	16,689
[2]	Berli Jucker PCL (Foreign)	14,560,390	16,679
*	Asset World Corp. PCL (Foreign)	104,872,900	16,329
*,2	Central Plaza Hotel PCL (Foreign)	9,991,713	16,054
[2]	Srisawad Corp. PCL (Foreign)	9,318,403	15,226
	Kiatnakin Phatra Bank PCL (Foreign)	8,508,970	14,990
[2]	Thai Union Group PCL (Foreign)	36,821,579	14,901
	WHA Corp. PCL (Foreign)	114,519,906	14,800
	Tisco Financial Group PCL (Foreign)	5,240,668	13,866
[2]	Thanachart Capital PCL (Foreign)	10,794,156	13,696
		Shares	Market Value• ($000)
[2]	Kasikornbank PCL NVDR	3,692,375	13,556
	Bangchak Corp. PCL (Foreign)	15,013,666	13,355
	True Corp. PCL NVDR	56,840,802	13,233
[2]	KCE Electronics PCL (Foreign)	11,114,714	12,452
[2]	Com7 PCL (Foreign)	16,626,500	12,359
[2]	Siam Global House PCL (Foreign)	24,336,027	12,221
*	Thai Life Insurance PCL (Foreign)	32,985,500	11,995
	AP Thailand PCL (Foreign)	31,641,842	11,697
	Bangkok Bank PCL (Foreign)	2,465,641	11,370
[2]	B Grimm Power PCL (Foreign)	9,847,847	11,228
	Supalai PCL (Foreign)	17,919,085	11,137
[2]	Ngern Tid Lor PCL (Foreign)	17,428,751	10,859
	Sansiri PCL (Foreign)	190,757,106	10,640
	Krung Thai Bank PCL NVDR	19,542,000	10,331
[2]	IRPC PCL (Foreign)	146,848,414	10,183
[2]	JMT Network Services PCL (Foreign)	8,753,564	10,173
[2]	Hana Microelectronics PCL (Foreign)	8,314,383	10,172
[2]	Carabao Group PCL (Foreign)	4,836,005	10,166
*,2	Bangkok Commercial Asset Management PCL (Foreign)	25,646,900	9,947
	Muangthai Capital PCL (Foreign)	9,689,445	9,700
	Jasmine Broadband Internet Infrastructure Fund	45,349,537	9,303
[2]	Bangkok Chain Hospital PCL (Foreign)	13,811,645	8,796
[2]	Tisco Financial Group PCL NVDR	3,157,493	8,355
[2]	CH Karnchang PCL (Foreign)	13,398,163	8,293
	Amata Corp. PCL (Foreign)	11,634,623	7,958
[2]	Ramkhamhaeng Hospital PCL (Foreign)	4,884,363	7,590
[2]	VGI PCL (Foreign)	75,104,369	7,414
	AEON Thana Sinsap Thailand PCL (Foreign)	1,272,500	7,205
[2]	Chularat Hospital PCL (Foreign)	70,197,346	7,200
	Sino-Thai Engineering & Construction PCL (Foreign)	19,804,363	6,746
[2]	Vibhavadi Medical Center PCL (Foreign)	86,222,300	6,571
*,2	Beyond Securities PCL (Foreign)	29,868,900	6,490
	Thailand Future Fund	28,884,000	6,476
*,3	STARK Corp. PCL (Foreign)	91,887,200	6,404
	Land & Houses PCL (Foreign)	22,011,600	6,328
[2]	Dohome PCL (Foreign)	16,660,404	6,316
[2]	Gunkul Engineering PCL (Foreign)	56,163,266	6,242
[2]	Sri Trang Agro-Industry PCL (Foreign)	10,596,661	6,124
	Mega Lifesciences PCL (Foreign)	5,061,700	6,091
	Tipco Asphalt PCL (Foreign)	10,093,430	5,947
[2]	CK Power PCL (Foreign)	52,946,472	5,937
[2]	TOA Paint Thailand PCL (Foreign)	6,826,034	5,860
[2]	Dhipaya Group Holdings PCL (Foreign)	5,137,000	5,839
	Quality Houses PCL (Foreign)	83,576,851	5,785
[2]	Forth Corp. PCL (Foreign)	7,074,300	5,773
[2]	Star Petroleum Refining PCL (Foreign)	19,585,568	5,591
[2]	Plan B Media PCL (Foreign)	21,229,660	5,080
[2]	TPI Polene PCL (Foreign)	110,912,061	4,880
[2]	Esso Thailand PCL (Foreign)	19,051,173	4,873
[2]	Bangkok Land PCL (Foreign)	170,463,378	4,649
[2]	Thai Vegetable Oil PCL (Foreign)	5,955,191	4,584
[2]	Bangkok Life Assurance PCL (Foreign)	5,581,991	4,581
[2]	Siam City Cement PCL (Foreign)	1,154,106	4,550
[2]	Jaymart Group Holdings PCL (Foreign)	7,732,100	4,511
[2]	Thaifoods Group PCL (Foreign)	29,773,075	4,506
[2]	Thoresen Thai Agencies PCL (Foreign)	19,998,487	4,223
[2]	TTW PCL (Foreign)	16,630,834	4,218
	Major Cineplex Group PCL (Foreign)	8,632,997	4,103
*	Bangkok Airways PCL (Foreign)	10,185,024	3,979
[2]	Singer Thailand PCL (Foreign)	9,143,500	3,824
	Sri Trang Gloves Thailand PCL (Foreign)	13,212,600	3,527
[2]	Precious Shipping PCL (Foreign)	9,584,963	3,491
[2]	Super Energy Corp. PCL (Foreign)	187,324,419	3,299
*,2	Jasmine Technology Solution PCL (Foreign)	3,896,392	3,252
[2]	TQM Alpha PCL (Foreign)	4,312,700	3,230

53

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*,2	BEC World PCL (Foreign)	13,950,527	3,194
[2]	Banpu Power PCL (Foreign)	7,956,139	3,173
[2]	Pruksa Holding PCL (Foreign)	8,560,530	3,114
	Thaicom PCL (Foreign)	8,311,185	2,929
[2]	Energy Absolute PCL NVDR	1,464,300	2,915
[2]	Ratchthani Leasing PCL (Foreign)	26,155,350	2,796
[2]	TPI Polene Power PCL (Foreign)	28,678,800	2,790
*,2	Jasmine International PCL (Foreign)	51,082,655	2,790
[2]	MK Restaurants Group PCL (Foreign)	1,889,900	2,731
	BCPG PCL (Foreign)	9,515,142	2,726
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	13,856,100	2,660
	Origin Property PCL (Foreign)	7,239,219	2,510
[2]	PTG Energy PCL (Foreign)	6,034,746	2,412
	SCB X PCL NVDR	786,320	2,392
[2]	MBK PCL (Foreign)	5,532,337	2,339
	Taokaenoi Food & Marketing PCL (Foreign)	8,379,781	2,276
*,2	Kerry Express Thailand PCL (Foreign)	6,070,500	2,209
*,2	Italian-Thai Development PCL (Foreign)	53,232,231	2,189
[2]	GFPT PCL (Foreign)	6,838,096	2,150
*	Pruksa Real Estate PCL (Foreign)	11,775,000	2,138
[2]	Ratch Group PCL (Foreign)	1,819,556	2,015
[2]	SPCG PCL (Foreign)	5,307,404	1,976
	Intouch Holdings PCL NVDR	793,300	1,747
[2]	LPN Development PCL (Foreign)	12,879,597	1,730
[2]	Workpoint Entertainment PCL (Foreign)	3,546,534	1,674
	CPN Retail Growth Leasehold REIT	3,911,811	1,467
[2]	Bangkok Life Assurance PCL NVDR	1,757,900	1,443
*,2,3	Thai Airways International PCL (Foreign)	14,720,268	1,097
*,2	Rabbit Holdings PCL (Foreign)	49,579,369	1,079
*,2	Samart Corp. PCL (Foreign)	6,186,920	722
*	Unique Engineering & Construction PCL (Foreign)	1,331,109	143
*	VGI PCL Warrants Exp. 5/23/27	18,209,185	80
	Maybank Securities Thailand PCL (Foreign)	60,600	19
*	Kiatnakin Phatra Bank PCL Warrants Exp. 12/31/24	709,080	—
*	Kiatnakin Phatra Bank PCL Warrants Exp. 12/31/26	709,080	—
			2,712,066
Turkey (1.0%)
*	Turk Hava Yollari AO	7,791,267	51,239
	BIM Birlesik Magazalar A/S	6,211,822	49,912
	KOC Holding A/S	12,006,912	46,745
	Turkiye Petrol Rafinerileri A/S	12,433,710	42,460
	Turkiye Sise ve Cam Fabrikalari A/S	20,540,196	38,967
	Enka Insaat ve Sanayi A/S	24,691,255	34,747
*	Eregli Demir ve Celik Fabrikalari TAS	19,098,296	32,589
	Turkcell Iletisim Hizmetleri A/S	16,784,899	28,594
	Haci Omer Sabanci Holding A/S	13,593,880	26,722
*	Sasa Polyester Sanayi A/S	4,797,537	24,605
	Turkiye Is Bankasi A/S Class C	43,997,751	24,525
	Ford Otomotiv Sanayi A/S	881,803	24,375
*	Hektas Ticaret TAS	16,449,970	22,811
	Akbank TAS	23,903,657	19,763
	Aselsan Elektronik Sanayi ve Ticaret A/S	8,515,181	19,593
	Yapi ve Kredi Bankasi A/S	37,984,068	18,532
	Tofas Turk Otomobil Fabrikasi A/S	1,662,668	16,423
	Koza Altin Isletmeleri A/S	13,807,395	13,428
*	Pegasus Hava Tasimaciligi A/S	536,081	12,242
*	Petkim Petrokimya Holding A/S	17,850,431	11,941
*	Gubre Fabrikalari TAS	1,134,287	11,797
	Turkiye Garanti Bankasi A/S	8,354,764	11,780
*	Migros Ticaret A/S	1,284,862	11,528
	Coca-Cola Icecek A/S	904,485	10,956
*	Arcelik A/S	1,853,275	9,235
*	TAV Havalimanlari Holding A/S	2,491,886	9,037
		Shares	Market Value• ($000)
	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	2,780,551	9,005
	AG Anadolu Grubu Holding A/S	1,743,478	8,519
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	10,944,282	8,440
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	27,038,097	8,372
	Kontrolmatik Enerji ve Muhendislik A/S	1,133,581	7,711
	Aksa Enerji Uretim A/S Class B	5,250,733	7,555
*	Oyak Cimento Fabrikalari A/S	4,343,489	6,746
*	Sok Marketler Ticaret A/S	3,697,717	6,322
*	Turkiye Vakiflar Bankasi TAO	13,998,570	6,198
*	Turk Telekomunikasyon A/S	7,267,484	6,087
*	Investco Holding A/S	473,005	5,959
	Dogan Sirketler Grubu Holding A/S	13,114,112	5,779
	Nuh Cimento Sanayi A/S	858,026	5,696
[1]	Mavi Giyim Sanayi ve Ticaret A/S Class B	1,045,702	5,640
*	Girisim Elektrik Taahhut Ticaret ve Sanayi A/S	1,577,196	5,439
	Aksa Akrilik Kimya Sanayii A/S	1,561,875	5,271
	Alarko Holding A/S	1,736,437	5,263
	Turk Traktor ve Ziraat Makineleri A/S	178,642	5,127
*	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	16,409,804	5,033
*	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	3,326,306	4,974
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	1,838,877	4,931
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	2,599,321	4,738
*	Turkiye Halk Bankasi A/S	8,729,722	4,723
[1]	Enerjisa Enerji A/S	3,242,255	4,650
	Dogus Otomotiv Servis ve Ticaret A/S	722,929	4,551
	Bera Holding A/S	8,587,304	4,487
*	Otokar Otomotiv ve Savunma Sanayi A/S	101,255	4,376
	Is Yatirim Menkul Degerler A/S	1,742,875	3,938
	Tekfen Holding A/S	2,596,075	3,848
	EGE Endustri ve Ticaret A/S	16,393	3,830
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	1,062,131	3,829
*,1	MLP Saglik Hizmetleri A/S Class B	1,023,742	3,478
*	Vestel Elektronik Sanayi ve Ticaret A/S	1,572,259	3,344
	Borusan Yatirim ve Pazarlama A/S	75,360	3,308
*	Iskenderun Demir ve Celik A/S	2,148,212	3,307
*	Turkiye Sinai Kalkinma Bankasi A/S	15,918,812	3,225
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	2,076,227	3,162
*	Ulker Biskuvi Sanayi A/S	2,029,950	3,133
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	3,821,542	2,870
*	Borusan Mannesmann Boru Sanayi ve Ticaret A/S	464,025	2,847
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	1,920,139	2,805
	Cimsa Cimento Sanayi ve Ticaret A/S	631,729	2,756
*	Bursa Cimento Fabrikasi A/S	9,993,937	2,725
*	Qua Granite Hayal	629,354	2,538
*	Is Gayrimenkul Yatirim Ortakligi A/S	5,953,887	2,522
*	Can2 Termik A/S	1,000,253	2,497
	Logo Yazilim Sanayi ve Ticaret A/S	789,523	2,417
	Kordsa Teknik Tekstil A/S	726,453	2,406
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	11,709,568	2,380
	Margun Enerji Uretim Sanayi ve Ticaret A/S	1,205,482	2,301
*	Anadolu Anonim Turk Sigorta Sirketi	2,446,100	2,262
*	Imas Makina Sanayi A/S	1,606,163	2,257
*	GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret A/S	936,721	2,149
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	2,778,104	2,129
*	Biotrend Cevre ve Enerji Yatirimlari A/S	2,784,484	2,119
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	1,296,605	2,060
	Aygaz A/S	609,265	2,038
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	1,236,314	1,933
*	Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim A/S	1,456,375	1,869

54

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Zorlu Enerji Elektrik Uretim A/S	8,186,587	1,867
*	Konya Cimento Sanayii A/S	12,348	1,808
*	Baticim Bati Anadolu Cimento Sanayii A/S	1,045,113	1,760
	Akcansa Cimento A/S	526,035	1,750
	Kimteks Poliuretan Sanayi ve Ticaret A/S	396,680	1,744
	Kervan Gida Sanayi ve Ticaret A/S Class B	2,101,510	1,631
*	Albaraka Turk Katilim Bankasi A/S	11,590,694	1,551
*	Izmir Demir Celik Sanayi A/S	6,233,306	1,519
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	2,774,004	1,510
*	NET Holding A/S	2,825,096	1,488
	Oyak Yatirim Menkul Degerler A/S	751,682	1,432
*	Aksigorta A/S	9,788,938	1,430
*	Karsan Otomotiv Sanayii ve Ticaret A/S	3,134,572	1,371
*	Kiler Holding A/S	1,073,379	1,367
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	10,098,849	1,351
	Eczacibasi Yatirim Holding Ortakligi A/S	196,516	1,336
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	1,820,022	1,279
*	Europen Endustri Insaat Sanayi ve Ticaret A/S	2,363,489	1,198
	Galata Wind Enerji A/S	1,486,852	1,198
*	Tukas Gida Sanayi ve Ticaret A/S	1,704,928	1,162
*	Ozak Gayrimenkul Yatirim Ortakligi	2,099,050	1,159
*	Torunlar Gayrimenkul Yatirim Ortakligi A/S	1,647,539	1,128
	Polisan Holding A/S	2,142,054	1,118
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	1,263,712	1,104
*	Kocaer Celik Sanayi ve Ticaret A/S	1,408,804	1,053
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A/S Class C	149,190	1,042
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	464,497	1,036
*	Tat Gida Sanayi A/S	1,010,468	1,027
*	Karel Elektronik Sanayi ve Ticaret A/S	1,225,519	1,013
*	Kerevitas Gida Sanayi ve Ticaret A/S	2,114,067	995
*	Is Finansal Kiralama A/S	3,435,914	984
*	AKIS Gayrimenkul Yatirimi A/S	4,353,005	963
*	Bagfas Bandirma Gubre Fabrikalari A/S	748,523	928
	LDR Turizm A/S	203,220	924
	Sekerbank Turk A/S	7,920,336	902
*	Yayla Agro Gida Sanayi ve Nakliyat A/S	598,080	900
*	Erciyas Celik Boru Sanayi A/S	199,607	888
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	5,875,002	859
	Kartonsan Karton Sanayi ve Ticaret A/S	241,482	814
*	Aydem Yenilenebilir Enerji A/S	1,173,131	790
*	Marti Otel Isletmeleri A/S	5,084,520	787
*	Suwen Tekstil Sanayi Pazarlama A/S	131,412	445
*	Consus Enerji Isletmeciligi ve Hizmetleri A/S	745,118	210
*,3	Asya Katilim Bankasi A/S	6,317,442	—
			925,241
United Arab Emirates (1.6%)
	Emirates Telecommunications Group Co. PJSC	48,479,321	317,344
	First Abu Dhabi Bank PJSC	61,639,269	238,347
	Emaar Properties PJSC	90,469,609	146,675
*	Alpha Dhabi Holding PJSC	18,760,108	112,454
	Abu Dhabi Commercial Bank PJSC	40,918,835	98,314
	Aldar Properties PJSC	49,967,417	73,701
	Abu Dhabi Islamic Bank PJSC	20,650,292	63,976
	Dubai Islamic Bank PJSC	41,100,850	62,355
	Abu Dhabi National Oil Co. for Distribution PJSC	40,671,916	48,654
		Shares	Market Value• ($000)
	Dubai Electricity & Water Authority PJSC	66,172,958	44,725
*	Multiply Group PJSC	47,618,098	43,688
	Americana Restaurants International plc (XADS)	36,416,300	38,868
	ADNOC Drilling Co. PJSC	22,589,389	26,407
*	Abu Dhabi Ports Co. PJSC	12,299,323	22,982
	Dubai Investments PJSC	29,969,527	20,040
	Air Arabia PJSC	32,990,619	19,710
*	Q Holding PJSC	27,860,286	19,389
	Borouge plc	26,264,153	18,894
	Salik Co. PJSC	21,672,230	17,676
	Emaar Development PJSC	11,427,478	17,238
	Fertiglobe plc	16,239,594	17,008
*	National Marine Dredging Co.	2,826,538	16,741
	Dana Gas PJSC	48,058,558	11,715
	GFH Financial Group BSC	45,603,058	11,402
	Dubai Financial Market PJSC	23,168,114	9,504
	AL Yah Satellite Communications Co-PJSC-Yah Sat	13,336,666	9,341
	Aramex PJSC	7,874,608	7,012
	Sharjah Islamic Bank	13,157,920	6,927
*	Ghitha Holding PJSC	527,380	6,105
*	AL Seer Marine Supplies & Equipment Co. LLC	2,683,501	5,612
*	Apex Investment Co. PSC	6,797,601	3,636
*	RAK Properties PJSC	14,727,997	2,490
	Americana Restaurants International plc	1,571,526	1,686
*,3	Arabtec Holding PJSC	10,929,061	1,577
*,3	Drake & Scull International PJSC	4,230,859	—
			1,562,193
Total Common Stocks (Cost $84,892,747)			95,552,217
Temporary Cash Investments (3.2%)
Money Market Fund (3.2%)
[4,5]	Vanguard Market Liquidity Fund, 4.853% (Cost $3,137,206)	31,382,526	3,137,939
Total Investments (101.4%) (Cost $88,029,953)			98,690,156
Other Assets and Liabilities—Net (-1.4%)			(1,410,043)
Net Assets (100%)			97,280,113
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the aggregate value was $5,180,765,000, representing 5.3% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,206,712,000.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $1,438,819,000 was received for securities on loan, of which $1,418,764,000 is held in Vanguard Market Liquidity Fund and $20,055,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

55

Emerging Markets Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI Emerging Market Index	June 2023	26,931	1,325,275	28,932

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
HSBC Bank plc	6/21/23	HKD	277,708	USD	35,528	—	(73)
UBS AG	6/21/23	INR	12,308,035	USD	148,996	1,025	—
JPMorgan Chase Bank, N.A.	6/21/23	INR	8,246,384	USD	99,824	691	—
BNP Paribas	6/21/23	INR	8,205,357	USD	99,514	500	—
HSBC Bank plc	6/21/23	INR	8,205,357	USD	99,411	603	—
Bank of America, N.A.	6/21/23	INR	4,061,652	USD	49,192	315	—
Royal Bank of Canada	6/21/23	USD	63,238	BRL	333,267	—	(2,927)
Bank of America, N.A.	6/21/23	USD	55,802	BRL	282,149	—	(214)
JPMorgan Chase Bank, N.A.	6/21/23	USD	35,515	HKD	277,708	60	—
Standard Chartered Bank	6/21/23	USD	48,648	INR	4,047,486	—	(687)
Bank of America, N.A.	6/21/23	USD	47,517	INR	3,948,385	—	(610)
						3,194	(4,511)
BRL—Brazilian real.
HKD—Hong Kong dollar.
INR—Indian rupee.
USD—U.S. dollar.
56

Emerging Markets Stock Index Fund
Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Advanced Micro-Fabrication Equipment Inc. China Class A	1/31/24	GSI	11,203	(1.191)	—	(730)
Akbank TAS	8/31/23	BANA	18,047	(1.821)	—	(1,969)
AUO Corp.	8/31/23	BANA	9,669	(1.026)	—	(827)
China Airlines Ltd.	8/31/23	BANA	9,607	7.674	—	(291)
FTSE China A Stock Connect CNY All Cap Index	6/16/23	BANA	226,725	(0.577)	—	(4,013)
Innolux Corp.	8/31/23	BANA	15,085	(2.826)	—	(1,304)
Nan Ya Printed Circuit Board Corp.	8/31/23	BANA	9,295	2.174	—	(353)
Novatek Microelectronics Corp.	8/7/23	GSI	33,040	(2.931)	—	(3,118)
United Microelectronics Corp.	8/31/23	BANA	34,748	(2.576)	—	(2,860)
					—	(15,465)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At April 30, 2023, the counterparties had deposited in segregated accounts securities with a value of $2,783,000 in connection with open forward currency contracts and over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
57

Emerging Markets Stock Index Fund
Statement of Assets and Liabilities
As of April 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $84,892,747)	95,552,217
Affiliated Issuers (Cost $3,137,206)	3,137,939
Total Investments in Securities	98,690,156
Investment in Vanguard	3,476
Cash	106,928
Foreign Currency, at Value (Cost $303,669)	307,272
Cash Collateral Pledged—Futures Contracts	39,730
Cash Collateral Pledged—Over-the-Counter Swap Contracts and Forward Currency Contracts	20,612
Receivables for Investment Securities Sold	1,312
Receivables for Accrued Income	183,306
Receivables for Capital Shares Issued	66,354
Variation Margin Receivable—Futures Contracts	6,733
Unrealized Appreciation—Forward Currency Contracts	3,194
Other Assets	3,033
Total Assets	99,432,106
Liabilities
Payables for Investment Securities Purchased	134,898
Collateral for Securities on Loan	1,438,819
Payables for Capital Shares Redeemed	28,578
Payables to Vanguard	3,624
Unrealized Depreciation—Forward Currency Contracts	4,511
Unrealized Depreciation—Over-the-Counter Swap Contracts	15,465
Deferred Foreign Capital Gains Taxes	526,098
Total Liabilities	2,151,993
Net Assets	97,280,113
1 Includes $1,206,712,000 of securities on loan.
58

Emerging Markets Stock Index Fund
Statement of Assets and Liabilities (continued)
At April 30, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	105,906,043
Total Distributable Earnings (Loss)	(8,625,930)
Net Assets	97,280,113

Investor Shares—Net Assets
Applicable to 3,306,882 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	84,025
Net Asset Value Per Share—Investor Shares	$25.41

ETF Shares—Net Assets
Applicable to 1,777,747,643 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	71,286,558
Net Asset Value Per Share—ETF Shares	$40.10

Admiral Shares—Net Assets
Applicable to 444,834,675 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,833,605
Net Asset Value Per Share—Admiral Shares	$33.35

Institutional Shares—Net Assets
Applicable to 276,076,316 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,000,170
Net Asset Value Per Share—Institutional Shares	$25.36

Institutional Plus Shares—Net Assets
Applicable to 48,321,617 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,075,755
Net Asset Value Per Share—Institutional Plus Shares	$84.35
See accompanying Notes, which are an integral part of the Financial Statements.
59

Emerging Markets Stock Index Fund
Statement of Operations

Six Months Ended April 30, 2023
($000)
Investment Income
Income
Dividends[1]	946,249
Non-Cash Dividends	201,538
Interest[2]	34,502
Securities Lending—Net	18,458
Total Income	1,200,747
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,692
Management and Administrative—Investor Shares	126
Management and Administrative—ETF Shares	17,151
Management and Administrative—Admiral Shares	7,697
Management and Administrative—Institutional Shares	2,258
Management and Administrative—Institutional Plus Shares	985
Marketing and Distribution—Investor Shares	3
Marketing and Distribution—ETF Shares	1,238
Marketing and Distribution—Admiral Shares	420
Marketing and Distribution—Institutional Shares	132
Marketing and Distribution—Institutional Plus Shares	69
Custodian Fees	9,397
Shareholders’ Reports and Proxy Fees—Investor Shares	1
Shareholders’ Reports and Proxy Fees—ETF Shares	1,838
Shareholders’ Reports and Proxy Fees—Admiral Shares	181
Shareholders’ Reports and Proxy Fees—Institutional Shares	47
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	25
Trustees’ Fees and Expenses	21
Other Expenses	155
Total Expenses	43,436
Expenses Paid Indirectly	(147)
Net Expenses	43,289
Net Investment Income	1,157,458
Realized Net Gain (Loss)
Investment Securities Sold[2]	(983,148)
Futures Contracts	(7,048)
Swap Contracts	66,651
Forward Currency Contracts	(8,001)
Foreign Currencies	40,069
Realized Net Gain (Loss)	(891,477)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,3]	12,368,028
Futures Contracts	100,546
Swap Contracts	6,087
Forward Currency Contracts	12,576
Foreign Currencies	(24,880)
Change in Unrealized Appreciation (Depreciation)	12,462,357
Net Increase (Decrease) in Net Assets Resulting from Operations	12,728,338
1	Dividends are net of foreign withholding taxes of $103,921,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $33,850,000, $76,000, $4,000, and $202,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($61,868,000).
See accompanying Notes, which are an integral part of the Financial Statements.
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Emerging Markets Stock Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,157,458	3,218,169
Realized Net Gain (Loss)	(891,477)	(3,402,631)
Change in Unrealized Appreciation (Depreciation)	12,462,357	(31,617,604)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,728,338	(31,802,066)
Distributions
Investor Shares	(1,575)	(3,797)
ETF Shares	(1,159,213)	(2,431,621)
Admiral Shares	(237,217)	(504,530)
Institutional Shares	(107,510)	(222,936)
Institutional Plus Shares	(67,526)	(135,332)
Total Distributions	(1,573,041)	(3,298,216)
Capital Share Transactions
Investor Shares	(20,795)	(38,699)
ETF Shares	2,300,121	6,537,746
Admiral Shares	303,485	543,331
Institutional Shares	510,854	301,370
Institutional Plus Shares	18,274	(95,757)
Net Increase (Decrease) from Capital Share Transactions	3,111,939	7,247,991
Total Increase (Decrease)	14,267,236	(27,852,291)
Net Assets
Beginning of Period	83,012,877	110,865,168
End of Period	97,280,113	83,012,877
See accompanying Notes, which are an integral part of the Financial Statements.
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Emerging Markets Stock Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$22.40	$32.02	$27.86	$26.59	$24.02	$28.16
Investment Operations
Net Investment Income[1]	.277	.805	.670	.528	.643[2]	.663
Net Realized and Unrealized Gain (Loss) on Investments	3.126	(9.574)	4.133	1.456	2.601	(4.187)
Total from Investment Operations	3.403	(8.769)	4.803	1.984	3.244	(3.524)
Distributions
Dividends from Net Investment Income	(.393)	(.851)	(.643)	(.714)	(.674)	(.616)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.393)	(.851)	(.643)	(.714)	(.674)	(.616)
Net Asset Value, End of Period	$25.41	$22.40	$32.02	$27.86	$26.59	$24.02
Total Return[3]	15.25%	-27.83%	17.23%	7.55%	13.66%	-12.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$84	$92	$171	$162	$239	$1,283
Ratio of Total Expenses to Average Net Assets	0.29%[4]	0.29%[4]	0.29%	0.29%	0.29%	0.29%
Ratio of Net Investment Income to Average Net Assets	2.20%	2.85%	2.05%	2.02%	2.48%[2]	2.36%
Portfolio Turnover Rate[5]	2%	7%	9%	10%	9%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.171 and 0.66%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.29%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Emerging Markets Stock Index Fund
Financial Highlights
FTSE Emerging Markets ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$35.35	$50.55	$43.98	$41.99	$37.91	$44.47
Investment Operations
Net Investment Income[1]	.485	1.410	1.186	.954	1.393[2]	1.126
Net Realized and Unrealized Gain (Loss) on Investments	4.928	(15.163)	6.506	2.249	3.826	(6.636)
Total from Investment Operations	5.413	(13.753)	7.692	3.203	5.219	(5.510)
Distributions
Dividends from Net Investment Income	(.663)	(1.447)	(1.122)	(1.213)	(1.139)	(1.050)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.663)	(1.447)	(1.122)	(1.213)	(1.139)	(1.050)
Net Asset Value, End of Period	$40.10	$35.35	$50.55	$43.98	$41.99	$37.91
Total Return	15.37%	-27.68%	17.51%	7.77%	13.95%	-12.64%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$71,287	$60,832	$80,116	$61,434	$63,089	$53,765
Ratio of Total Expenses to Average Net Assets	0.08%[3]	0.08%[3]	0.08%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.44%	3.19%	2.29%	2.31%	3.40%[2]	2.53%
Portfolio Turnover Rate[4]	2%	7%	9%	10%	9%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.271 and 0.66%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Emerging Markets Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$29.39	$42.04	$36.57	$34.91	$31.53	$36.99
Investment Operations
Net Investment Income[1]	.393	1.145	.949	.784	1.154[2]	.944
Net Realized and Unrealized Gain (Loss) on Investments	4.109	(12.617)	5.432	1.870	3.155	(5.531)
Total from Investment Operations	4.502	(11.472)	6.381	2.654	4.309	(4.587)
Distributions
Dividends from Net Investment Income	(.542)	(1.178)	(.911)	(.994)	(.929)	(.873)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.542)	(1.178)	(.911)	(.994)	(.929)	(.873)
Net Asset Value, End of Period	$33.35	$29.39	$42.04	$36.57	$34.91	$31.53
Total Return[3]	15.38%	-27.76%	17.44%	7.72%	13.83%	-12.64%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,834	$12,803	$17,690	$14,541	$14,383	$11,632
Ratio of Total Expenses to Average Net Assets	0.14%[4]	0.14%[4]	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.39%	3.11%	2.21%	2.28%	3.38%[2]	2.51%
Portfolio Turnover Rate[5]	2%	7%	9%	10%	9%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.225 and 0.66%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Emerging Markets Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$22.35	$31.96	$27.81	$26.55	$23.98	$28.13
Investment Operations
Net Investment Income[1]	.305	.882	.736	.611	.888[2]	.721
Net Realized and Unrealized Gain (Loss) on Investments	3.122	(9.585)	4.120	1.415	2.401	(4.198)
Total from Investment Operations	3.427	(8.703)	4.856	2.026	3.289	(3.477)
Distributions
Dividends from Net Investment Income	(.417)	(.907)	(.706)	(.766)	(.719)	(.673)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.417)	(.907)	(.706)	(.766)	(.719)	(.673)
Net Asset Value, End of Period	$25.36	$22.35	$31.96	$27.81	$26.55	$23.98
Total Return	15.40%	-27.70%	17.45%	7.76%	13.88%	-12.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,000	$5,715	$7,791	$6,592	$6,309	$5,142
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%[3]	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.43%	3.15%	2.25%	2.34%	3.43%[2]	2.55%
Portfolio Turnover Rate[4]	2%	7%	9%	10%	9%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.171 and 0.66%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Emerging Markets Stock Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$74.35	$106.33	$92.51	$88.32	$79.77	$93.57
Investment Operations
Net Investment Income[1]	1.023	2.931	2.412	2.123	3.102[2]	2.182
Net Realized and Unrealized Gain (Loss) on Investments	10.371	(31.875)	13.779	4.635	7.869	(13.725)
Total from Investment Operations	11.394	(28.944)	16.191	6.758	10.971	(11.543)
Distributions
Dividends from Net Investment Income	(1.394)	(3.036)	(2.371)	(2.568)	(2.421)	(2.257)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.394)	(3.036)	(2.371)	(2.568)	(2.421)	(2.257)
Net Asset Value, End of Period	$84.35	$74.35	$106.33	$92.51	$88.32	$79.77
Total Return	15.39%	-27.70%	17.49%	7.78%	13.93%	-12.58%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,076	$3,572	$5,097	$4,645	$2,784	$1,973
Ratio of Total Expenses to Average Net Assets	0.08%[3]	0.08%[3]	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.45%	3.14%	2.22%	2.45%	3.59%[2]	2.57%
Portfolio Turnover Rate[4]	2%	7%	9%	10%	9%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.571 and 0.66%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Emerging Markets Stock Index Fund
Notes to Financial Statements
Vanguard Emerging Markets Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Emerging Markets ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only
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Emerging Markets Stock Index Fund
with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2023, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended April 30, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
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Emerging Markets Stock Index Fund
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
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Emerging Markets Stock Index Fund
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2023, the fund had contributed to Vanguard capital in the amount of $3,476,000, representing less than 0.01% of the fund’s net assets and 1.39% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2023, custodian fee offset arrangements reduced the fund’s expenses by $147,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
70

Emerging Markets Stock Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	9,233,426	—	9	9,233,435
Common Stocks—Other	2,555,749	83,706,262	56,771	86,318,782
Temporary Cash Investments	3,137,939	—	—	3,137,939
Total	14,927,114	83,706,262	56,780	98,690,156

Derivative Financial Instruments
Assets
Futures Contracts[1]	28,932	—	—	28,932
Forward Currency Contracts	—	3,194	—	3,194
Total	28,932	3,194	—	32,126
Liabilities
Forward Currency Contracts	—	4,511	—	4,511
Swap Contracts	—	15,465	—	15,465
Total	—	19,976	—	19,976
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  At April 30, 2023, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	28,932	—	28,932
Unrealized Appreciation—Forward Currency Contracts	—	3,194	3,194
Total Assets	28,932	3,194	32,126

Unrealized Depreciation—Forward Currency Contracts	—	4,511	4,511
Unrealized Depreciation—Over-the-Counter Swap Contracts	15,465	—	15,465
Total Liabilities	15,465	4,511	19,976
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2023, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(7,048)	—	(7,048)
Swap Contracts	66,651	—	66,651
Forward Currency Contracts	—	(8,001)	(8,001)
Realized Net Gain (Loss) on Derivatives	59,603	(8,001)	51,602

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	100,546	—	100,546
Swap Contracts	6,087	—	6,087
Forward Currency Contracts	—	12,576	12,576
Change in Unrealized Appreciation (Depreciation) on Derivatives	106,633	12,576	119,209
71

Emerging Markets Stock Index Fund
F.  As of April 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	89,280,607
Gross Unrealized Appreciation	30,527,583
Gross Unrealized Depreciation	(21,105,884)
Net Unrealized Appreciation (Depreciation)	9,421,699
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2022, the fund had available capital losses totaling $17,501,863,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.  During the six months ended April 30, 2023, the fund purchased $3,892,219,000 of investment securities and sold $1,603,621,000 of investment securities, other than temporary cash investments. Purchases and sales include $661,386,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
H.  Capital share transactions for each class of shares were:
	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	5,337	208	12,088	419
Issued in Lieu of Cash Distributions	1,575	64	3,797	139
Redeemed	(27,707)	(1,084)	(54,584)	(1,793)
Net Increase (Decrease)—Investor Shares	(20,795)	(812)	(38,699)	(1,235)
ETF Shares
Issued	2,300,121	56,674	6,537,746	136,280
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—ETF Shares	2,300,121	56,674	6,537,746	136,280
Admiral Shares
Issued	1,738,034	52,385	3,799,048	103,966
Issued in Lieu of Cash Distributions	206,058	6,382	438,481	12,301
Redeemed	(1,640,607)	(49,501)	(3,694,198)	(101,539)
Net Increase (Decrease)—Admiral Shares	303,485	9,266	543,331	14,728
Institutional Shares
Issued	996,159	39,422	1,934,463	70,512
Issued in Lieu of Cash Distributions	102,328	4,169	211,947	7,832
Redeemed	(587,633)	(23,218)	(1,845,040)	(66,381)
Net Increase (Decrease)—Institutional Shares	510,854	20,373	301,370	11,963
Institutional Plus Shares
Issued	242,756	2,885	1,208,329	12,753
Issued in Lieu of Cash Distributions	63,314	776	126,507	1,403
Redeemed	(287,796)	(3,378)	(1,430,593)	(14,052)
Net Increase (Decrease)—Institutional Plus Shares	18,274	283	(95,757)	104
I.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
72

Emerging Markets Stock Index Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.  Management has determined that no events or transactions occurred subsequent to April 30, 2023, that would require recognition or disclosure in these financial statements.
73

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Emerging Markets Stock Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
74

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
75

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard International Equity Index Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Emerging Markets Stock Index Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
76

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent No. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q5332 062023

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 19, 2023

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: June 19, 2023

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.